UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21977

 NAME OF REGISTRANT:                     PowerShares Exchange-Traded
					 Fund Trust II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 301 W Roosevelt Rd
                                         Wheaton, IL 60187

 NAME AND ADDRESS OF AGENT FOR SERVICE:  H. Bruce Bond
                                         301 W Roosevelt Rd
                                         Wheaton, IL 60187

 REGISTRANT'S TELEPHONE NUMBER:          800-983-0903

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


PowerShares 1-30 Laddered Treasury Portfolio
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          No vote
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          No vote
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.



PowerShares DWA Developed Markets Technical Leaders Portfolio
--------------------------------------------------------------------------------------------------------------------------
 A2A SPA                                                                                     Agenda Number:  701481068
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0140L103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  IT0001233417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Appoint the Board of Inspection as per Article            Mgmt          For                            For
       21, item 2 of the ByLaws




--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, ZUERICH                                                                            Agenda Number:  701537194
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0010V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 444950, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report and consolidated financial      Mgmt          For                            For
       statements; the Group Auditor's report; annual
       financial statements; the Auditor's report
       for the fiscal 2007

2.     Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements and the annual financial
       statements for 2007

3.     Grant discharge to the Board of Directors and             Mgmt          Abstain                        Against
       the persons entrusted with Management

4.     Approve to release CHF 2,086,682,937 of the               Mgmt          For                            For
       legal reserves and allocate those released
       to other reserves and to carry forward the
       available earnings in the amount of CHF 1,77,263,198

5.     Approve to create additional contingent share             Mgmt          For                            For
       capital in an amount not to exceed CHF 500,000,000
       enabling the issuance of up to 200,000,000
       ABB Ltd shares with a nominal value of CHF
       2.50 each by amending the first 3 Paragraphs
       of Article 4bis of the Articles of Incorporation
       [as specified]

6.     Approve to reduce the share capital of CHF 5,790,037,755.00Mgmt          For                            For
       by CHF 1,111,687,248.96 to CHF 4,678,350,506.04
       by way of reducing the nominal value of the
       registered Shares from CHF 2.50 by CHF 0.48
       to CHF 2.02 and to use the nominal value reduction
       amount for repayment to the shareholders; to
       confirm as a result of the the Auditors, that
       the claims of the creditors are fully covered
       notwithstanding the capital reduction; to amend
       the Article 4 Paragraph 1 of the Articles of
       Incorporation according to the specified wording
       as per the date of the entry of the capital
       reduction in the commercial register as specified;
       to amend the Article 4bis Paras 1 and 4 of
       the Articles of Incorporation, correspondingly
       reflecting the reduced nominal value of the
       registered shares from CHF 2.50 by CHF 0.48
       to CHF 2.02, as per the date of the entry of
       the capital reduction in the commercial register

7.     Amend the Article 13 Paragraph 1 of the Articles          Mgmt          For                            For
       of Incorporation [as specified]

8.     Amend the Article 8 Paragraph 1, 19i], 20, 22             Mgmt          For                            For
       Paragraph.1, and 28 of the Articles of Incorporation
       [as specified]

9.1    Elect Mr. Hubertus Von Grunberg, German to the            Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.2    Elect Mr. Roger Agnelli, Brazilian, to the Board          Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.3    Elect Mr. Louis R. Hughes, American, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.4    Elect Mr. Hans Ulrich Marki Swiss, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.5    Elect Mr. Michel De Rosen, French, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.6    Elect Mr. Michael Treschow, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.7    Elect Mr. Bernd W. Voss, German, to the Board             Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.8    Elect Mr. Jacob Wallenberg, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

10.    Elect Ernst & Young AG as the Auditors for fiscal         Mgmt          For                            For
       2008




--------------------------------------------------------------------------------------------------------------------------
 ABENGOA SA, SEVILLA                                                                         Agenda Number:  701478047
--------------------------------------------------------------------------------------------------------------------------
    Security:  E0002V179                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Apr-2008
        ISIN:  ES0105200416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report for the period 2007

2.     Approve the proposed application of the results           Mgmt          For                            For
       of the period

3.     Approve the report on the remuneration policy             Mgmt          For                            For
       of the Members of the Board of Directors, submitting
       it to the general meeting for consultative
       purposes

4.     Re-appoint the Auditors of the Company and its            Mgmt          For                            For
       consolidated group for the FY 2008

5.     Re-appoint the Directors                                  Mgmt          For                            For

6.     Approve to increase the Share Acquisition Plan            Mgmt          For                            For
       for the Management, grant to the Board of Directors,
       the authority to carry out derivative acquisition
       of own shares

7.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the corporate capital, with in the legal limits
       and requirements, without prior consent by
       the general meeting, to exclude the preferential
       subscription rights, in confirmity with the
       provisions of Section 159.2 of the Spanish
       Limited Companies Act, Ley De Sociedades Anonimas,
       rendering void, for the amount not used, the
       authority granted thereto by previous general
       meeting

8.     Authorize the Board of Directors to issue bonds           Mgmt          For                            For
       and other similar securities, shares or fixed
       income, straight or secured, convertible and
       not convertible into shares, directly or through
       group companies, in conformity with the applicable
       law, rendering void the powers granted thereto
       by previous general meeting

9.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       the derivative acquisition of own shares, either
       directly or via group companies, within the
       legal limits and requirements, rendering void
       the authority granted thereto by previous general
       meetings

10.    Authorize the Board of Directors of the construction,     Mgmt          For                            For
       rectification, execution and recording of the
       resolutions adopted

11.    Approve the minutes of the proceedings by any             Mgmt          For                            For
       of the methods provided by law




--------------------------------------------------------------------------------------------------------------------------
 ACS, ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                             Agenda Number:  701512421
--------------------------------------------------------------------------------------------------------------------------
    Security:  E7813W163                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-May-2008
        ISIN:  ES0167050915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts of the Company and            Mgmt          For                            For
       group for the FY 2007; application of earnings
       from the period

2.     Approve the corporate governing annual report,            Mgmt          For                            For
       social responsibility report and special report
       on Article 116 BIS of Equity Market Law

3.     Approve the Management of the Board during 2007           Mgmt          For                            For

4.     Appoint the Board Members                                 Mgmt          For                            For

5.     Approve to modify Articles 3, 4, 11 and 16 of             Mgmt          For                            For
       the Regulations regarding general meetings

6.     Approve the report concerning the above modifications     Mgmt          For                            For
       to Regulations

7.     Authorize for the acquisition of own shares               Mgmt          For                            For

8.     Elect the Auditors for the Company and Group              Mgmt          For                            For

9.     Approve the agreement for the amortization at             Mgmt          For                            For
       25 MAY 2008 of the shares owned by the Company
       itself, and subsequent modification to Article
       6 of the bylaws

10.    Approve the delegation of the powers to execute           Mgmt          For                            For
       the Resolutions agreed

11.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701499522
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY With the report
       of the Supervisory Board and the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 128,545,221.54 as follows: Payment
       of a dividend of EUR 0.50 per entitled share
       EUR 27,780,741.54 shall be carried forward
       Ex-dividend and payable date: 09 May 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendment to Section 18 of the Articles of Association    Mgmt          For                            For
       the member of the nominating Committee of the
       Supervisory Board shall receive no additional
       remuneration

6.     Resolution on the renewal of the authorized               Mgmt          For                            For
       capital, and the corresponding amendments to
       the Articles of Association the unused authorization
       to increase the share capital by up to EUR
       6, 250,000 on or before 19 JUN 2008, shall
       be revoked the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 12,000,000 through the issue of
       new shares against payment in cash and/or kind,
       during the next 3 years [authorized capital
       2008] the Board of Managing Directors shall
       be authorized to decide upon the exclusion
       of shareholders subscription rights

7.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the company of up to 10%
       of its share capital, at prices neither more
       than 20% below, nor more than 15% above, the
       market price, on or before 07 NOV 2009 the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, or to use the shares
       for acquisition purposes for the satisfaction
       of option or conversion rights, or within the
       Company Stock Option Plan, and to retire the
       shares in addition, the Supervisory Board shall
       be authorized to grant the shares to Members
       of the Board of Managing Directors as remuneration
       in the form of a stock bonus the previous authorization,
       given on 10 May 2007, shall be revoked

8.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 7

9.     Appointment of Auditors for the 2008 FY KPMG,             Mgmt          For                            For
       Frankfurt Entitled to vote are those shareholders
       of record on 17 APR 2008, who provide written
       evidence of such holding and who register with
       the company on or before 30 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 ALSTOM, PARIS                                                                               Agenda Number:  701587935
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0259M475                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  FR0010220475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept consolidated financial statements       Mgmt          For                            For
       and statutory reports

O.3    Approve to allocate the income and Dividends              Mgmt          For                            For
       of EUR 1.60 per Share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Approve the transaction with Mr. Patrick Kron             Mgmt          For                            For

O.6    Ratify the appointment of Mr. Bouygues as a               Mgmt          For                            For
       Director

O.7    Reelect Mr. Jean-Paul Bechat as a Director                Mgmt          For                            For

O.8    Re-elect Mr. Pascal Colombani as a Director               Mgmt          For                            For

O.9    Re-elect Mr. Gerard Hauser as a Director                  Mgmt          For                            For

O.10   Grant authority to the repurchase of up to 10%            Mgmt          For                            For
       of issued share capital

E.11   Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 600 Million

E.12   Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities without preemptive rights up to
       aggregate nominal amount of EUR 250 Million

E.13   Grant authority to the capital increase of up             Mgmt          For                            For
       to 10% of issued capital for future acquisitions

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Authorize the Board to issue shares reserved              Mgmt          For                            For
       for share purchase plan for employees of subsidiaries

E.16   Approve the 1 for 2 stock split and amend Bylaws          Mgmt          For                            For
       accordingly

E.17   Amend the Article 15 of Bylaws regarding Electronic       Mgmt          For                            For
       Voting, Voting Rights

E.18   Grant authority to the filing of required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 AMB GENERALI HOLDING AKTIENGESELLSCHAFT, AACHEN                                             Agenda Number:  701499899
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0353Q119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  DE0008400029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 15 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board

2.     Presentation of the Group financial statements            Non-Voting
       and Group annual report with the report of
       the Supervisory Board

3.     Resolution on the appropriation of the distributable      Mgmt          No vote
       profit of EUR 158,539,545.35 as follows: payment
       of a dividend of EUR 2.90 per no-par share
       EUR 2,786,540.31 shall be allocated to the
       revenue reserves EUR 81,022.44 shall be carried
       forward ex-dividend and payable date 07 MAY
       2008

4.A    Ratification of the acts of the Board of Managing         Mgmt          No vote
       Directors

4.B    Ratification of the acts of the Supervisory               Mgmt          No vote
       Board

5.     Elections to the Supervisory Board Dott. Sergio           Mgmt          No vote
       Balbinot Antoine Bernheim, Prof. Avv. Gerardo
       Broggini, Prof. H.C. Dr. H.C. [rus], Dr. Jur.
       Wolfgang Kaske, Dr. Achim Kassow, Dr. Helmut
       kohl, Prof. Dr. Jur., Dr. H.C. Mult. Reinfried
       Pohl, Dr. Wilhelm Winterstein

6.     Renewal of the authorization to acquire own               Mgmt          No vote
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at a price differing neither more
       than 10% from the market price of the shares
       if they are acquired through the Stock Exchange,
       nor more than 20% if they are acquired by way
       of a repurchase offer, on or before 31 OCT
       2009, the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the Stock Exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, and to retire
       the shares

7.     Amendment to the Articles of Association in               Mgmt          No vote
       respect of the Company's name being changed
       to Generali Deutschland Holding AG

8.     Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary Central
       Krankenversicherung AG, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

9.     Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary AMB Generali
       Services GMBH, effective retroactively from
       01 JAN 2008 until at least 31 DEC 2012

10.    Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary AMB Generali
       Sch Adenmanagement GMBH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

11.    Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary AMB Generali
       Imm Obilien GMBH effective retroactively from
       01 JAN 2008 until at least 31 DEC 2012

12.    Report on the current situation regarding the             Non-Voting
       Company's integration into Assicuranzioni Generali
       S.P.A.

13.    Appointment of a special representative to assert         Mgmt          No vote
       a claim for damages against Generali Beteiligungs
       Gmbh, Assicuranzioni Generali S.P.A., Generali
       Investments S.P.A. as well as Members of the
       Board of Managing Directors and the Supervisory
       Board of AMB Generali Holding AG in connection
       with the merger of AMB Generali Asset Managers
       Kapitalanlagegesellschaft Mbh into Generali
       Investments S.P.A. and the retirement of the
       former Chairman of the Board of Managing Director
       Dr. Wolfgang Thiessen

14.    Appointment of a Special Auditor for the examination      Mgmt          No vote
       of whether damage was inflicted by Generali
       Bete Iligungs Gmbh, Assicuranzioni Generali
       S.P.A., as well as Members of the Board of
       Managing Directors and the Supervisory Board
       of AMB Generali Holding AG




--------------------------------------------------------------------------------------------------------------------------
 BANQUE CANTONALE VAUDOISE, LAUSANNE                                                         Agenda Number:  701528412
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0482P863                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CH0015251710
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438528 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 450180 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS
       .ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening by the President                                  Non-Voting

2.     Report of the Board of Directors                          Non-Voting

3.     Approve the annual report and the annual accounts         Mgmt          For                            For
       2007 including consolidated accounts

4.     Grant discharge to the Board Of Directors                 Mgmt          For                            For

5.     Approve the resolution for the appropriation              Mgmt          For                            For
       of the net profit

6.     Elect of a new member to the Board of Directors           Mgmt          For                            For
       new election of Mr. Pierre Lamuniere

7.     Elect the Auditors and the Group Auditors                 Mgmt          For                            For

8.     Approve the reduction of share capital and corresponding  Mgmt          For                            For
       change of Articles of Association

9.     Approve the reduction of the marginal value               Mgmt          For                            For
       for application for new agenda item

10.    Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BAYER AG, LEVERKUSEN                                                                        Agenda Number:  701538300
--------------------------------------------------------------------------------------------------------------------------
    Security:  D07112119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0005752000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Mgmt          For                            For
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and resolution
       on the appropriation of the distributable profit
       of EUR 1,031,861,592 as follows: payment of
       a dividend of EUR 1.35 per entitled share ex-dividend
       and payable date: 26 APR 2008

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at a price
       not differing more than 10% from the market
       price of the shares, on or before 24 OCT 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or within the scope of the Company's
       Stock Option Plans, and to retire the shares

5.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013, the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       or conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

5.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 I)

6.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013. the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       and conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

6.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 II)

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreements with the Company's wholly-owned
       Subsidiaries Fuenfte Bayer VV GmbH, Sechste
       Bayer VV GmbH and Erste Bayer VV AG as the
       transfer-ring Companies, effective for a period
       of at least 5 years

8.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447959. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 BOEHLER-UDDEHOLM AG, WIEN                                                                   Agenda Number:  701602282
--------------------------------------------------------------------------------------------------------------------------
    Security:  A1071G105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  AT0000903851
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, reporting of the               Mgmt          For                            For
       Management Board and the Supervisory Board
       for the business year 2007

2.     Approve the allocation of the net income                  Mgmt          Against                        Against

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for the FY 2007

4.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Supervisory Board for 2007

5.     Approve the annual and group report as well               Mgmt          For                            For
       as the reports of the Management Board and
       the Supervisory Board for the short business
       year from 01 JAN till 31 MAR 2008

6.     Approve the allocation of the net income from             Mgmt          Against                        Against
       the short business year

7.     Approve the actions of the Management Board               Mgmt          For                            For
       and the Supervisory Board from 01 JAN till
       31 MAR 2008

8.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Supervisory Board for the short business year

9.     Elect the Auditors for the FY 2008/2009                   Mgmt          For                            For

10.    Approve the Resolution on the squeeze out of              Mgmt          Against                        Against
       shareholders in accordance with Par 1/1 of
       the Austrian minority shareholders squeeze
       out Act as well as a Resolution on the transfer
       of all shares from shareholders of the Company
       other than shareholder Voestalpine AG to Voestalpine
       AG in exchange for a reasonable cash settlement
       as defined in the Austrian minority shareholders
       squeeze out Act




--------------------------------------------------------------------------------------------------------------------------
 CASINO GUICHARD PERRACHON, SAINT ETIENNE                                                    Agenda Number:  701557970
--------------------------------------------------------------------------------------------------------------------------
    Security:  F14133106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  FR0000125585
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented, showing income of EUR 541,111,604.63
       on 11 JUN 2007, the Company was holding 112,942
       ordinary shares and, the amount of the dividends
       on such shares [i. e. EUR 242,825.30] had bee
       n allocated to the retained earnings account

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       profit group share of EUR 813,502,000.00

O.3    Approve the recommendation of the Board of Directors      Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: income for the FY:
       EUR 541,111,604.63 to the legal reserve: EUR
       29,685.07 prior retained earnings [FY 2006):
       EUR 2,497,542,871.01 distributable income:
       EUR 3,038,624,790.57 preferential dividend,
       to the 15 ,124,256 non voting shares: EUR 1,735,508.38
       first dividend to be paid to the 96,992,416
       ordinary shares: EUR 7,419,919.82 balance:
       EUR 3,02 9,469,362.37 additional dividend:
       to the ordinary shares: EUR 215, 662,636.98,
       to the preferential shares: EUR 33,655,250.66;
       to the retained earnings: EUR 2,780,151,474
       .73; net dividend of EUR 2.30: to be paid to
       each ordinary shares; preferential dividend
       to be granted to each non voting shares: EUR
       2.3 4; the dividends to be granted to the shareholders
       will entitle, for natural persons fiscally
       domiciled in France, to the 40 % deduction
       provided by the French tax Code;. this dividend
       will be paid on 10 JUN 2008; in the event that
       Casino holds some of its own shares on the
       day the dividends are paid, the amount of the
       unpaid dividend on such shares shall be allocated
       to the retained earnings account as required
       by law, it is reminded that , for the last
       3 financial years, the dividends paid, were
       as follows: EUR 2.08 [ordinary shares] and
       EUR 2.12 [preferential dividend f or non voting
       share] for FY 2004, entitled for natural persons,
       to the 50 % deduction provided by the French
       tax code, EUR 2.08 [ordinary shares] and EUR
       2.12 [preferential dividend for non voting
       share] for FY 2005, entitled for natural persons,
       to the 40 % deduction provided by the French
       Tax Code, EUR 2.15 [ordinary shares] and EUR
       2.19 [preferential dividend for non voting
       share] for FY 2006, entitled for natural persons,
       to the 40 % deduction provided by the French
       Tax Code

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.38 of
       the French Commercial Code, and approve said
       report and the agreements referred to therein

O.5    Authorize the Board of Directors to Buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00 per each ordinary
       share and EUR 90.00 per each non voting share
       with preferential dividend, maximum number
       of shares to be acquired: 10 % of the share
       capital [i. e. On 31 MAR 2008: 10,926,339 shares:
       9,464,416 ordinary shares and 1,461,923 non
       votings hare with preferential dividend], maximum
       funds invested in the share Buybacks: EUR 1,078,000,000.00;
       [ Authority expires at 18 month period]; and
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.6    Ratify and appoint Mr. Matignon Diderot as a              Mgmt          For                            For
       Director of the Company, to replace the Company
       Euris, for the remainder of the Company Euris's
       term of office, i.e. until the ordinary shareholders'
       meeting to be called to in 2009 to deliberate
       upon the annual financial statements for FYE
       31 DEC 2008

O.7    Approve to renew the appointment of the Company           Mgmt          Against                        Against
       Mr. Euris as Director for a 3 year period

O.8    Ratify the transfer of the head office of the             Mgmt          For                            For
       Company to: 1 esplanade de France, 42000 Saint
       Etienne

E.9    Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees and,
       or the managing executives of the Company and
       related Companies or Groups; they may not represent
       more than 2 % of the share capital; [Authority
       expires at 38 month period]; approve to cancel
       the shareholders' preferential subscription
       rights in favour of the beneficiaries aforementioned,
       and to take all necessary measures and accomplish
       all necessary formalities

E.10   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       when a public offer is in effect for the Company's
       shares, in one or more issues, with the issue
       of warrants giving the right to subscribe [preferential
       terms] for shares of the Company and their
       allocation for free to all the shareholders
       of the Company; consequently, to increase the
       capital by a maximum nominal value of EUR 150,000,000.00
       [this ceiling is different of any ceiling related
       to the issues of cap ital securities or securities
       giving access to the capital] and to take all
       necessary measures and accomplish all necessary
       formalities

E.11   Approve the merger by absorption of Boueau                Mgmt          For                            For

E.12   Approve the merger by absorption of Saco                  Mgmt          For                            For

E.13   Approve the Merger by absorption of Vulaines              Mgmt          For                            For
       distribution

E.14   Acknowledge the completion of capital increase            Mgmt          For                            For
       pursuant to items 11 to 13, and amend By laws
       accordingly




--------------------------------------------------------------------------------------------------------------------------
 CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG, KILCHBERG                                           Agenda Number:  701532257
--------------------------------------------------------------------------------------------------------------------------
    Security:  H49983176                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0010570759
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438954, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statement and the concern account 2007

2.     Grant discharge to the Board of Directors for             Mgmt          For                            For
       the FY 200

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit as specified

4.1.a  Re-elect Mr. Ernst Tanner as the Board Director           Mgmt          For                            For
       for a duty period of 3 years

4.1.b  Re-elect Mr. Antonia Bulgheroni as a Board Director       Mgmt          For                            For

4.2    Elect PricewaterhouseCoopers AG, Zurich as the            Mgmt          For                            For
       revision office and as concern Auditor for
       another 1 year

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA, CHARENTON LE PONT                          Agenda Number:  701524096
--------------------------------------------------------------------------------------------------------------------------
    Security:  F31668100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  FR0000121667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the considered  reports of the Board              Mgmt          For                            For
       of Directors, the Chairman of the Board of
       Directors and the auditors, approves the company's
       financials statements for the YE in 31 DEC
       2007, as presented, showing income of EUR 205,078,516.21,
       grant permanent discharge to the Directors
       for the performance of their duties during
       said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       income of EUR 370, 870, 000.00 which group
       share is of EUR 366,740,000.00, Accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.3    Approve the income for the FY of EUR 205,078,516.21       Mgmt          For                            For
       be appropriated as follows: net income for
       the FY: EUR 205,078,516.21 prior retained earnings:
       EUR 4,608,240.12 to the legal reserve: less
       EUR 168,332.41 deduction on reserves on long-term
       capital gains: distributable result: EUR 209,518
       ,423.92, dividend: statutory dividend: EUR
       2,253,090.65 , additional dividend: EUR 127,091,002.45
       , dividends: EUR 129,334,093.10 dividend equalization
       tax: to the other reserves: EUR75,500,000.00
       retained earnings: EUR 4,674,330.82; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       to proceed with the payment of a net dividend
       of EUR 0.62 per each 1 of the 211,279,315 ordinary
       shares, of a par value of EUR 0.18, bearing
       an accruing dividend as of 28 MAY 2008, in
       the event that the Company holds some of its
       own shares on such date, the amount of t he
       unpaid dividend on such shares shall be allocated
       to the retained earnings account; as required
       bylaw, it is reminded that, for the last 3
       FYs, the dividends paid, were as follows: EUR0.7
       6 for FY 2004 EUR 0.94 for FY 2005 EUR1.10
       [x] for FY 2006. [x]: before the 2 for 1 stock
       split in 2007

O.4    Receive the Management report and the special             Mgmt          For                            For
       report of the Auditors on agreements governed
       by Article L.225.38 of the French Commercial
       Code, approve the new agreement referred to
       therein, related to the indemnity to be paid
       by the Company, in the event of the employment
       contract breach of Mr. Xavier Fontanet, Chairman
       and Managing Director

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial code, approve said report
       and the agreements referred to therein

O.6    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Alfroid as a Director  for a 3 year period

O.7    Approve to renew the appointment of Mr. Alain             Mgmt          For                            For
       Aspect as a Director  for a 3 year period

O.8    Approve to renew the appointment of Mr. Maurice           Mgmt          For                            For
       Marchand Tonel as a Director for a 3 year period

O.9    Approve to renew the appointment of Mrs. Aicha            Mgmt          For                            For
       Mokdahi as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Rose as a Director  for a 3 year period

O.11   Approve to renew the appointment of  Mr. Alain            Mgmt          For                            For
       Thomas as a Director for a 3 year period

O.12   Re-elect Mr. Hubert Sagnieres as a Director               Mgmt          For                            For
       for a 3 year period

O.13   Approve to award total annual fees of EUR4 00,000.00      Mgmt          For                            For
       to the Board of Directors

O.14   Authorizes the Board of Directors to buy back             Mgmt          For                            For
       the company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 70.00, minimum sale price
       EUR15.00, maximum number of shares to be acquired:
       10 % of t he share capital; this [authorization
       is given for an 18 month period]; it cannot
       be used in period of public offering aiming
       at shares of the Company the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.15   Authorize the board of directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by cancelling all or part
       of the shares held by the company in connection
       with stock repurchase plans, up to a maximum
       of 10 per cent of the share capital over a
       24 month period [ authorization is given for
       a 24 month period] the shareholders' meeting
       delegates all powers to the board of director
       s to take all necessary measures an d accomplish
       all necessary formalities the shareholders'
       meeting delegates all powers to the board of
       director s to take all necessary measures and
       accomplish all necessary formalities.

E.16   Authorize s the Board of Directors to increase            Mgmt          For                            For
       the share capital, on 1 or more  occasions,
       at its sole discretion, in favor of Members
       of a Company savings plan; this delegation
       is given for a 26 month period; it supersedes
       the part unused of any and all earlier delegations
       to the same effect and the authorization granted
       by the shareholders' meeting of 11 MAY 2007
       in its resolution NR. 1 5. the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favor of
       the Members of an enterprise savings plan of
       essilor international or related companies;
       the shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capita l, on 1 or more occasions, by way
       of a public offering,  in France or abroad,
       by a maximum nominal amount of a third of the
       authorized capital of the Company, by isuance,
       with preferred subscription rights maintained,
       of any securities giving access to a quotity
       of the Capital of the Company; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 1,500,000.00
       [this delegation is granted for a 26 month
       period]

E.18   Approve the issues decided accordingly with               Mgmt          For                            For
       resolution NR 17, the number of securities
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15 % of the initial issue; this delegation
       is granted for a 26 month period

E.19   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, by way of a public offering, in
       France or abroad, by a maximum nominal amount
       of 10% of the share capital, by issuance, with
       cancellation of the preferred subscription
       rights, of any debt securities giving access
       to a quantity to the capital of the Company;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR1,000,000,000.00.
       thisdelegation is granted for a 26 month period;
       it supersedes the part unused of any and all
       earlier delegations to the same effect and
       the authorization granted by the shareholders'
       meeting of 13 MAY 2007; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Approve the each 1 of the issues decided accordingly      Mgmt          For                            For
       with resolution NR ; 19, the number of securities
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders, can be increased at the same
       price as the initial issue, within 30 days
       of the closing of the subscription period and
       up to a maximum of 15% of the initial issue;
       [this delegation is granted for a 26 month
       period]

E.21   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital, in
       1 or more occasions and at its sole discretion,
       by a maximum nominal amount of EUR 500,000,000.00,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the by laws; [this
       delegation is given for a 26 month period];
       it supersede s the part unused of any and all
       earlier delegations to the same effect and
       the authorization granted by the shareholders'
       meeting of 11 MAY 2007; the shareholders' meeting
       delegates all powers to the Board o f Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.22   Grant all powers to the Board of Directors to             Mgmt          For                            For
       increase the share capital, up to 10% of the
       share capital, by way of issuing ordinary shares,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; [this authorization is granted for
       a 26 month period]; the shareholders' meeting
       delegate s all powers to the Board of directors;
       to take all necessary measures and accomplish
       all necessary formalities, ; to charge the
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to 1 tenth of the
       new capital after each increase

E.23   Grant all powers to the Board of Directors to             Mgmt          Against                        Against
       proceed, on 1 or more occasions, with the with
       the issuance of a warrants giving right to
       subscribe to Company's shares and to their
       allocation free of charge to all Company's
       shareholders having this quality; it resolves;
       that the maximum number of equity warrants
       to be issued shall be equal to the number of
       shares constituting the share capital when
       the shares are issued, the total par value
       of the cap ital increase shall not exceed 25%
       of the capital; the shareholders' meeting delegates
       all powers to the Board of Directors; to take
       all necessary measures and accomplish all necessary
       formalities, to charge the issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to 1 tenth of the new capital after each increase

E.24   Amend the Article NR. 13 of the ByLaws                    Mgmt          For                            For

E.25   Amend the Article NR. 24.3 of the ByLaws                  Mgmt          Against                        Against

E.26.  Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 CIMPOR - CIMENTOS DE PORTUGAL S.G.P.S.SA, LISBOA                                            Agenda Number:  701523943
--------------------------------------------------------------------------------------------------------------------------
    Security:  X13765106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  PTCPR0AM0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2007 annual report, balance sheet             Mgmt          For                            For
       and accounts

2.     Approve the 2007 consolidated annual report,              Mgmt          For                            For
       consolidated balance sheet and accounts

3.     Approve the appropriation of profits                      Mgmt          For                            For

4.     Approve the general assessment of the Company's           Mgmt          For                            For
       Management and Auditing

5.     Approve the sale of own shares to personnel               Mgmt          For                            For
       and Board members of the Company or subsidiaries,
       in accordance with the regulations on the Employee
       Stock Purchase Plan for 2008

6.     Approve the sale of own shares to the Group's             Mgmt          For                            For
       staff and Board members of the Company and
       subsidiaries, within the scope of the Stock
       Option Plan

7.     Approve the acquisition and sale of own shares            Mgmt          For                            For

8.     Elect the new alternate member of the Audit               Mgmt          For                            For
       Committee until the end of the mandate in progress
       [2005/2008]




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BOERSE AG, FRANKFURT AM MAIN                                                       Agenda Number:  701525884
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1882G119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005810055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 425,000,000 as follows: payment
       of a dividend of EUR 2.10 per no-par share;
       EUR 22,013,007.20 shall be allocated to the
       other revenue reserves; ex-dividend and payable
       date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elections to the Supervisory Board: Dr. Konrad            Mgmt          For                            For
       Hummler

5.B    Elections to the Supervisory Board: Mr. B. David          Mgmt          For                            For
       Krell

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital, the creation of a new authorized
       Capital II, and the correspond amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized with the consent
       of the Supervisory Board, to increase the company's
       share capital by up to EUR 14,800,000 through
       the issue of up to new bearer no-par shares
       against payment in cash and/or kind, on or
       before 20 MAY 2013; shareholders shall be granted
       subscription rights except for a capital increase
       of up to 10% of the Company's share capital
       against payment in cash if the new shares are
       issued at a price not materially be low their
       market price, for a capital increase against
       payment in kind in connection with mergers
       and acquisitions, for the issue of Employee
       shares of up to EUR 3,000,000 and for residual
       amounts

7.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 31 OCT 2009; the
       Company shall also be authorized to use put
       and call options for the acquisition of own
       shares of up to 5% of the Company's share capital,
       at a price neither more than 10% above, nor
       more than 20% below the market price of the
       shares; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, as employee
       shares or within the scope of the Company's
       Profit Sharing Plan or Stock Option Plan 2003,
       and to retire the share

8.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Dienstleistungs AG, effective
       until at least 31 DEC 2012

9.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Systems AG, effective upon
       its entry in the Commercial Register of Deutsche
       Boerse Systems AG

10.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the Supervisory Board comprising
       18 Members upon the shareholders' meeting 2009

11.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of resolutions of the Supervisory Board
       requiring a quorum of at least half of its
       Members

12.    Appointment of the Auditors for the 2008 FY:              Mgmt          Against                        Against
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin




--------------------------------------------------------------------------------------------------------------------------
 DNB NOR ASA, OSLO                                                                           Agenda Number:  701520808
--------------------------------------------------------------------------------------------------------------------------
    Security:  R1812S105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  NO0010031479
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the remuneration of Committee of representatives, Mgmt          For                            For
       Control Committee and the Nomination Committee

2.     Approve the Auditor's remuneration                        Mgmt          For                            For

3.     Approve the financial statements and the statutory        Mgmt          For                            For
       reports; allocation of income and dividends
       of NOK 4.50 per share, group contributions
       in the amount of 6.5 billion to subsidiary
       Vital Forsikring ASA

4.     Elect 10 members of the Committee of representatives      Mgmt          For                            For

5.     Elect the Vice-Chairman and 1 deputy to the               Mgmt          For                            For
       Control Committee

6.     Elect 4 members to the Election Committee in              Mgmt          For                            For
       DNB NOR ASA

7.     Elect Ernst Young as the Auditors                         Mgmt          For                            For

8.     Grant authority to repurchase up to 10% of the            Mgmt          For                            For
       issued share capital

9.A    Approve the advisory part of remuneration policy          Mgmt          For                            For
       and other terms of employment for executive
       management

9.B    Approve the binding part of remuneration policy           Mgmt          For                            For
       and other terms of employment for executive
       management

10.    Approve the changes to instructions for the               Mgmt          For                            For
       Election Committee

11.    Amend the Company's Articles of Association               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENBRIDGE INC                                                                                Agenda Number:  701521848
--------------------------------------------------------------------------------------------------------------------------
    Security:  29250N105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA29250N1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. David A. Arledge as a Director                  Mgmt          For                            For

1.2    Elect Mr. James J. Blanchard as a Director                Mgmt          For                            For

1.3    Elect Mr. J. Lorne Braithwaite as a Director              Mgmt          For                            For

1.4    Elect Mr. Patrick D. Daniel as a Director                 Mgmt          For                            For

1.5    Elect Mr. J. Herb England as a Director                   Mgmt          For                            For

1.6    Elect Mr. David A. Leslie as a Director                   Mgmt          For                            For

1.7    Elect Mr. Robert W. Martin as a Director                  Mgmt          For                            For

1.8    Elect Mr. George K. Petty as a Director                   Mgmt          For                            For

1.9    Elect Mr. Charles E. Shultz as a Director                 Mgmt          For                            For

1.10   Elect Mr. Dan C. Tutcher as a Director                    Mgmt          For                            For

1.11   Elect Mr. Catherine L. Williams as a Director             Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       at a remuneration to be fixed by the Board

3.     Amend the continuation and ratification of the            Mgmt          For                            For
       Shareholder Rights Plan




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701498075
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 22 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 29 APR 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          Abstain                        Against
       of the subsidiary Agipfuel, Board of Directors,
       of Auditors and audit firm report, allocation
       of profit

2.     Approve the financial statement at 31 DEC 2007            Mgmt          Abstain                        Against
       of the subsidiary Praoil-Oleodotti Italiani,
       Board of Directors, of Auditors and Audit firm
       report, allocation of profit

3.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of Auditors and audit firm
       report

4.     Approve the allocation of profit                          Mgmt          For                            For

5.     Authorize the buy back own shares                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701520896
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to determine the Board of Directors               Mgmt          For                            For
       components

2.     Approve to determine the Board of Directors               Mgmt          For                            For
       term

3.     Appoint the Board of Directors                            Mgmt          For                            For

4.     Appoint the Board of Directors Chairman                   Mgmt          Abstain                        Against

5.     Approve to determine the Board of Directors               Mgmt          For                            For
       and Chairman emoluments

6.     Appoint the Board of Auditors                             Mgmt          For                            For

7.     Appoint the Board of Auditors Chairman                    Mgmt          For                            For

8.     Approve to determine the regular Auditors and             Mgmt          For                            For
       Chairman emoluments

9.     Approve the emoluments of the National Audit              Mgmt          For                            For
       office Magistrate appointed as delegate to
       the financial control




--------------------------------------------------------------------------------------------------------------------------
 FINMECCANICA SPA, ROMA                                                                      Agenda Number:  701598419
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4502J151                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  IT0003856405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN THE EVENT MEETING DOES NOT            Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 JUNE 2008 AT 11:00 AM.

1.     Annual Financial Statements for the year ended            Mgmt          No vote
       31 December 2007; Reports of the Board of Directors,
       Board of Statutory Auditors and Independent
       Auditors; related resolutions.

2.     Designation of the number of members of the               Mgmt          No vote
       Board of Directors.

3.     Designation of the term of office of the Board            Mgmt          No vote
       of Directors.

       PLEASE NOTE THAT THIS MEETING HAS BEEN SET UP             Non-Voting
       WITH SPIN CONTROL AND YOU MAY ONLY VOTE FOR
       ONE OUT OF THE TWO DIRECTOR SLATES PRESENTED
       IN RESOLUTIONS 4.1 and 4.2

4.1    List presented by Mediobanca, representing 1.002%         Shr           No vote
       of Finmeccanica stock capital with voting right:
       1 Piergiorgio Alberti; 2 Richard Greco; 3 Maurizio
       De Tilla; 4 Andrea Boltho.

4.2    List presented by Ministry of Economy and Treasury        Shr           No vote
       holding 33.7% of Finmeccanica stock capital
       with voting right:  1.Mr. Pier Francesco Guarguaglini
       (Chairman); 2. Mr. Franco Bonferroni; 3. Mr.
       Dario Galli; 4. Mr. Francesco Parlato; 5. Mr.
       Nicola Squillace; 6. Mr. Riccardo Varaldo;
       7. Mr. Guido Venturoni.

5.     Appointment of the Chairman of the Board of               Mgmt          No vote
       Directors.

6.     Indication of the emoluments of the Board of              Mgmt          No vote
       Directors.




--------------------------------------------------------------------------------------------------------------------------
 FORTUM CORPORATION, ESPOO                                                                   Agenda Number:  701464442
--------------------------------------------------------------------------------------------------------------------------
    Security:  X2978Z118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  FI0009007132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.35 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

1.5    Approve the remuneration of the Board Members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.7    Approve the number of the Supervisory Board               Mgmt          For                            For

1.8    Approve the number of the Board Members                   Mgmt          For                            For

1.9    Elect the Supervisory Board                               Mgmt          For                            For

1.10   Elect the Board Members                                   Mgmt          For                            For

1.11   Elect the Auditor[s]                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

4.     Appoint a Nomination Committee                            Mgmt          For                            For

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       Approve to abolish the Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 FRED.OLSEN ENERGY ASA, OSLO                                                                 Agenda Number:  701578253
--------------------------------------------------------------------------------------------------------------------------
    Security:  R25663106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  NO0003089005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board,          Mgmt          For                            For
       Ms. Anette S. Olsen

2.     Elect the Chairman for the meeting and 1 shareholder      Mgmt          For                            For
       to sign the minutes together with the Chairman
       and agenda

3.     Receive the Director's report and the annual              Mgmt          For                            For
       accounts for 2007 for Fred Olsen energy parent
       Company and consolidated

4.     Approve the distribution of dividend                      Mgmt          For                            For

5.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

6.     Authorize the Board of Directors to purchase              Mgmt          Against                        Against
       the Company's own shares

7.     Receive the statement by the Board of Directors           Mgmt          For                            For
       on the remuneration of the Senior Management

8.     Approve the stipulation of the Board of Director's        Mgmt          For                            For
       fee

9.     Approve the stipulation of the Auditor's fee              Mgmt          For                            For

10.    Elect the Board of Directors                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS MED CARE AKTIENGESELLSCHAFT                                                       Agenda Number:  701576689
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2734Z107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  DE0005785802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 29 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Mgmt          Abstain                        Against
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code, and approval
       of the financial statements for the 2007 FY

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 668,683,462.20 as follows: payment
       of a dividend of EUR 0.54 per ordinary share
       and EUR 0.56 per preferred share EUR 508,462,978.66
       shall be carried forward ex-dividend and payable
       date: 21 MAY 2008

3.     Ratification of the acts of the general partner           Mgmt          For                            For

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board; Dr. Gerd Krick, Dr. Dieter Schenk, Prof.
       Dr. Bernd Fahrholz, Dr. Walter L. Weisman,
       Mr.  John Gerhard Kringel and Mr. William P.
       Johnston

5.     Appointment of the Auditors for the 2008 FY.:             Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Frankfurt




--------------------------------------------------------------------------------------------------------------------------
 GAMESA CORPORACION TECNOLOGICA SA                                                           Agenda Number:  701557641
--------------------------------------------------------------------------------------------------------------------------
    Security:  E54667113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  ES0143416115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and management report         Mgmt          For                            For
       2007

2.     Approve the application of earning and proposal           Mgmt          For                            For
       to distribute dividends for 2007

3.     Approve the management of the Board for 2007              Mgmt          For                            For

4.     Appoint the confirmation of the Mr. Pedro Velasco         Mgmt          For                            For
       Gomez as a Board member

5.     Appoint the accounts Auditor for 2008                     Mgmt          For                            For

6.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares up to the value of 5 %of the share capital

7.     Adopt the delegation of powers to execute resolutions     Mgmt          For                            For
       in the general manager

8.     Receive the report of modifications of rules              Mgmt          Abstain                        Against
       of the Board

9.     Approve the report according to Article116B               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  701563529
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3978C108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG3978C1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Approve the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2007

3.1    Re-elect Ms. Du Juan as a Director of the Company         Mgmt          For                            For

3.2    Re-elect Mr. Chen Xiao as a Director of the               Mgmt          For                            For
       Company

3.3    Re-elect Mr. Ng Kin Wah as a Director of the              Mgmt          For                            For
       Company

3.4    Re-elect Mr. Sun Qiang Chang as a Director of             Mgmt          Against                        Against
       the Company

3.5    Re-elect Mr. Sze Tsai Ping, Michael as a Director         Mgmt          Against                        Against
       of the Company

3.6    Re-elect Mr. Chan Yuk Sang as a Director of               Mgmt          Against                        Against
       the Company

3.7    Re-elect Mr. Mark Christopher Greaves as a Director       Mgmt          Against                        Against
       of the Company

3.8    Re-elect Dr. Liu Peng Hui as a Director of the            Mgmt          Against                        Against
       Company

3.9    Re-elect Mr. Yu Tung Ho as a Director of the              Mgmt          For                            For
       Company

3.10   Re-elect Mr. Thomas Joseph Manning as a Director          Mgmt          For                            For
       of the Company

3.11   Authorise the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       issue or otherwise deal with additional shares
       of the Company, and to make or grant offers,
       agreements and options which might require
       the exercise of such power, during and after
       the relevant period, the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       and issued by the Company pursuant to the approval
       given in this resolution, otherwise than pursuant
       to: i) a rights issue; ii) the exercise of
       the rights of subscription or conversion attaching
       to any warrants issued by the Company or any
       securities which are convertible into Shares;
       iii) the exercise of any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares; or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Share in lieu of the whole
       or part of a dividend on Shares pursuant to
       the Bye-Laws of the Company from time to time,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution and the said approval shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period with which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase shares of
       the Company [the Shares] on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other Stock Exchange on which the Shares
       may be listed and recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange under the
       Hong Kong Code on share repurchases, subject
       to and in accordance all applicable Laws and
       Regulations, the aggregate nominal amount of
       the Shares which may be repurchased by the
       Company pursuant to this resolution during
       the relevant period shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       passing of this resolution, and the approval
       granted under this resolution shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the general mandate granted to the
       Directors of the Company to exercise the powers
       of the Company to allot, issue or otherwise
       deal with additional securities of the Company
       pursuant to Resolution 5 as specified be extended
       by the addition thereto an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       6 as specified, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of such securities of the Company in issue
       at the date of the passing of this resolution

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  701575411
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3978C108                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG3978C1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       granting the listing of, and the permission
       to deal in, shares of HKD 0.025 each in the
       issued share capital of the Company upon the
       Share Subdivision [as specified] becoming effective,
       with effect from 9:30 A.M on the next business
       day [not being Saturday] following the date
       on which this resolution is passed, to sub-divide
       all the issued and unissued shares of HKD 0.10
       each in the capital of the Company into 4 shares
       of HKD 0.025 each [the Share Subdivision];
       and authorize the Directors of the Company
       to do all matters appropriate to effect and
       implement the Share Subdivision




--------------------------------------------------------------------------------------------------------------------------
 GROUPE DANONE, PARIS                                                                        Agenda Number:  701484519
--------------------------------------------------------------------------------------------------------------------------
    Security:  F12033134                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000120644
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007,
       as presented

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: EUR 4,046,112,118.85,
       retained earnings: EUR 2,142,651,098.23, distributable
       income: EUR 6,188,763,217.08, dividends: EUR
       564,136,606.00, other reserves: EUR 2,000,000,000.00,
       retained earnings: EUR 3,624,626,611.08 the
       shareholders will receive a net dividend of
       EUR 1.10 per share, and will entitle to the
       40 % deduction provided by the French Tax Code,
       this dividend will be paid on  14 MAY 2008,
       in the event that the company holds so me of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 0.675 for FY 2004 EUR 0.85 for
       fiscal year 2005, EUR 1.00 for fiscal year
       2006

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38  of
       the French Commercial Code and approve the
       said report, the agreements referred to therein
       and the ones authorized earlier and which remained
       in force during the FY

5.     Approve to renew the appointment of Mr. Bruno             Mgmt          For                            For
       Bonell as a Member of the Board of Director
       for a 3 year period

6.     Approve to renew the appointment of Mr. Michel            Mgmt          Against                        Against
       David-Weill as a Member of the Board of Director
       for a 3 year period

7.     Approve to renew the appointment of Mr. Bernard           Mgmt          Against                        Against
       Hours as a Member of the Board of Director
       for a 3 year period

8.     Approve to renew the appointment of Mr. Jacques           Mgmt          Against                        Against
       Nahmias as a Member of the Board of Director
       for a 3 year period

9.     Approve to renew the appointment of Mr. Naomasa           Mgmt          Against                        Against
       Tsuritani as a Member of the Board of Director
       for a 3 year period

10.    Approve to renew the appointment of Mr. Jacques           Mgmt          Against                        Against
       Vincent as a Member of the Board of Director
       for a 3 year period

11.    Approve to renew the appointment of Mr. Christian         Mgmt          Against                        Against
       Laubie as a Member of the Board of Director
       for a 3 year period

12.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Franck Riboud
       in case of cessation of his office term

13.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Jacques Vincent
       in case of cessation of his office term

14.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Emmanuelfaber
       in case of the interruption of his office term

15.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Bernard Hours
       in case of the interruption of his office
       term

16.    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 10 % of the share capital,
       maximum funds invested in the share buybacks:
       EUR 4,102,811,680.00, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its resolution number 8, to take all necessary
       measures and accomplish all necessary formalities

17.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CATALANA OCCIDENTE SA, BARCELONA                                                      Agenda Number:  701515504
--------------------------------------------------------------------------------------------------------------------------
    Security:  E5701Q116                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  ES0116920333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual accounts, and Management               Mgmt          For                            For
       report for the period ending 31 DEC 2007

2.     Approve the application of earnings of 2007               Mgmt          For                            For

3.     Approve the annual accounts, and Management               Mgmt          For                            For
       report of the group for the period 2007

4.     Approve the Management of the Board during 2007           Mgmt          For                            For

5.1    Appoint and re-elect Mr. D. Mariano Bach Portabella       Mgmt          Against                        Against
       as a Advisor

5.2    Appoint and re-elect Mr. Villasa S.L as Advisor           Mgmt          Against                        Against

5.3    Appoint and re-elect Mr. Inversiones Giro Godo            Mgmt          Against                        Against
       S.L as a Advisor

5.4    Appoint and re-elect Mr. Usanser 07 S.L as a              Mgmt          Against                        Against
       Advisor

6.     Re-appoint the accounts Auditors of the Company           Mgmt          For                            For
       and the consolidated Group

7.     Approve the modifications to the introduction             Mgmt          For                            For
       of Articles 4.8 and 4.9 of the regulations
       concerning general meetings

8.     Approve the information regarding the modifications       Mgmt          For                            For
       of the regulations of the Board of administration

9.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares and to use the shares in remuneration
       packages

10.    Authorize the Board for the emission of fixed             Mgmt          For                            For
       income securities as outlined in Articles 319
       of the regulations of the Trade Registry and
       Articles153.1B and 159.2 of Company Law

11.    Approve the complementary agreements to the               Mgmt          For                            For
       aforementioned points

12.    Grant powers to execute the resolutions adopted           Mgmt          For                            For
       in the meeting




--------------------------------------------------------------------------------------------------------------------------
 HEIDELBERGCEMENT AG, HEIDELBERG                                                             Agenda Number:  701499750
--------------------------------------------------------------------------------------------------------------------------
    Security:  D31709104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0006047004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          Abstain                        Against
       profit of EUR 3,804,394,575.87 as follows:
       payment of a dividend of EUR 1.30 per share
       EUR 3,600,000,000 shall be transferred to the
       revenue reserve EUR 41,894,575.87 shall be
       carried forward ex-dividend and payable date:
       09 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst + Young AG, Stuttgart

6.     Authorization to acquire own shares: the Board            Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the Company of up to EUR
       37,500,000, at prices not deviating more than
       20% from the market price, on or before 07
       NOV 2009; the Board of Managing Directors shall
       be authorized to use the shares for all legally
       permissible purposes, particularly to float
       the shares on Foreign Stock Exchanges, to use
       the shares for acquisition purposes, to sell
       the shares at a price not materially below
       their market price and to retire the shares

7.     Resolution on the renewal of the authorized               Mgmt          For                            For
       capital I, and the corresponding amendments
       to the Articles of Association, the existing
       authorized capital I shall be revoked, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       301,000,000 through the issue of new bearer
       shares against cash payment, on or before 07
       MAY 2013, shareholders shall be granted subscription
       rights, except for residual amounts and for
       the issue of shares at a price not materially
       below their market price

8.     Approval of the authorization to transmit information     Mgmt          For                            For
       to shareholders by electronic means, and the
       corresponding amendment to the Articles of
       Association




--------------------------------------------------------------------------------------------------------------------------
 HOCHTIEF AG, ESSEN                                                                          Agenda Number:  701507898
--------------------------------------------------------------------------------------------------------------------------
    Security:  D33134103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0006070006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 123, 555,000 as follows: payment
       of a dividend of EUR 1.30 per no-par share,
       EUR 32,555,000 shall be allocated to the revenue
       reserves, Ex-dividend and payable date: 09
       MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte         Mgmt          For                            For
       + Touche GmbH, Munich

6.a    Elections to the Supervisory Board: Mr. Angel             Mgmt          For                            For
       Garcia Altozano

6.b    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Hans-Peter Keitel

6.c    Elections to the Supervisory Board: Mr. Marcelino         Mgmt          For                            For
       Fernandez Verdes

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       on or before 07 NOV 2009; the shares may be
       acquired through the stock exchange, by way
       of a public repurchase offer to all shareholders,
       or by means of call or put options at a price
       not deviating more than 10 % from the market
       price of the shares; the Board of Managing
       Directors shall be authorized to grant subscription
       rights to the shares to holders of option and
       conversion rights if the shares are offered
       to all shareholders; the Board of Managing
       Directors shall also be authorized to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below the market price of identical shares,
       to use the shares in connection with mergers
       and acquisitions, to float the shares on Foreign
       Stock Exchanges, to us e the shares as employee
       shares or for satisfying existing convenient
       and/or and/or option rights, and to retire
       the shares

8.     Approval of the Profit Transfer Agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Ho-Chtief
       Property Management GmbH, effective ret-roactively
       from 01 AUG 2007, until at least 31 DEC 2012




--------------------------------------------------------------------------------------------------------------------------
 HUSKY ENERGY INC                                                                            Agenda Number:  701522763
--------------------------------------------------------------------------------------------------------------------------
    Security:  448055103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CA4480551031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Victor T.K. Li as a Director                    Mgmt          For                            For

1.2    Elect Mr. Canning K.N. Fok as a Director                  Mgmt          For                            For

1.3    Elect Mr. R. Donald Fullerton as a Director               Mgmt          For                            For

1.4    Elect Mr. Martin J.G. Glynn as a Director                 Mgmt          For                            For

1.5    Elect Mr. Holger Kluge as a Director                      Mgmt          For                            For

1.6    Elect Mr. Poh Chan Koh as a Director                      Mgmt          For                            For

1.7    Elect Ms. Eva Lee Kwok as a Director                      Mgmt          For                            For

1.8    Elect Mr. Stanley T.L. Kwok as a Director                 Mgmt          For                            For

1.9    Elect Mr. John C.S. Lau as a Director                     Mgmt          For                            For

1.10   Elect Mr. Colin S. Russel as a Director                   Mgmt          For                            For

1.11   Elect Mr. Wayne E. Shaw as a Director                     Mgmt          For                            For

1.12   Elect Mr. William Shurniak as a Director                  Mgmt          For                            For

1.13   Elect Mr. Frank J. Sixt as a Director                     Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors of the Corporation       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IBERDROLA SA, BILBAO                                                                        Agenda Number:  701506872
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6165F166                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  ES0144580Y14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 APR 2008 AT 11:30 CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED.  THANK YOU.

       SHAREHOLDERS WHO PARTICIPATE IN ANY FORM ATTHIS           Non-Voting
       GENERAL MEEETING, WHETHER DIRECTLY, BY PROXY,
       OR BY LONG DISTANCE VOTING, SHALL BE ENTITLED
       TO RECEIVE AN ATTENDANCE PREMIUM OF 0.005 EUROS
       GROSS PER SHARE.

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING IBERDROLA, S.A. CAN ALSO BE VIEWED
       ON THE COMPANY'S WEBSITE:
       HTTP://WWW.IBERDROLA.ES/WCORP/CORPORATIVA/IBERDROLA
       ?IDPAG=ENACCANUNJGA2008&CODCACHE=12054889693981893

1.     Approve the individual annual financial statements        Mgmt          For                            For
       of IBERDROLA, S.A [balance sheet, profit and
       loss statement and notes] and of the consolidated
       financial statements of IBERDROLA, S,A and
       its subsidiaries [balance sheet, profit and
       loss statement of the changes in shareholders
       equity, statement of cash flows and notes ]
       for the FYE on 31 DEC 2007

2.     Approve the allocation of profit/losses and               Mgmt          For                            For
       the distribution of dividends for the FYE on
       31 DEC 2007

3.     Approve the individual Management report of               Mgmt          For                            For
       IBERDROLA, S.A, and of the consolidated management
       report of IBERDROLA, S.A, and its subsidiaries
       for the FYE 31 DEC 2007

4.     Approve the Management and actions of the Board           Mgmt          For                            For
       of Directors during the FYE 31 DEC 2007, as
       specified

5.     Ratify the interim appointment of Mr. Jose Luis           Mgmt          For                            For
       Olivas Martinez to fill a vacancy, as an External
       Proprietary Director, made after the holding
       of the last general shareholder's meeting

6.     Approve a system for variable compensation tied           Mgmt          For                            For
       both to the achievement of annual objectives
       and to the achievement of objectives set out
       in the 2008-2010 Strategic Plan for the Chairman
       and Chief Executive Officer and for managers
       through the delivery of shares, and delegation
       to the Board of Directors of the power to implement,
       develop, formalize and execute such compensation
       system

7.     Approve the capital increase for cash consideration,      Mgmt          For                            For
       by a nominal amount of 34,947,798 Euros, through
       the issuance and flotation of 46,597,064 new
       common shares with a par value of seventy-five
       euro cents [EUR 0.75] each and a share premium
       to be determined, pursuant to the provisions
       of section 159.1.C in fine of the Companies
       Law, by the Board of Directors, with express
       powers of delegation, on the date of execution
       of the resolution; the purpose of the capital
       increase is to fulfill the commitments assumed
       by Iberdola, S.A. within the framework of the
       Scottish Power Plc transaction and in the fourth
       Iberdola Group Collective Bargaining Agreement
       [Cuarto Convenio Colectivo Iberdola Grupo]
       regarding the policy of compensation to the
       employees in shares, thus allowing the Board
       of Directors to implement, develop and execute
       one or more plans directed to the employees
       of the Iberdola group  excluding the employees
       of Iberdrola Renovables, S.A.'s subsidiaries
       and subject to the restrictions resulting from
       the Code for the Separation of Activities;
       exclusion of pre-emptive rights and express
       provision for the possibility of incomplete
       subscription; and amend of Article 5 of the
       By-Laws in connection with the amount of share
       capital, as specified

8.     Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries, up to a
       maximum of five (5%) percent of the share capital,
       pursuant to applicable law, for which purpose
       the authorization granted by the shareholders
       at the general shareholders' meeting of 29
       MAR 2007 is hereby deprived of effect to the
       extent of the unused amount

9.     Approve the delegation to the Board of Directors,         Mgmt          For                            For
       with the express power of delegation, for a
       term of five years, of the power to issue:
       a) bonds or simple debentures and other fixed-income
       securities of a like nature [other than notes],
       as well as preferred stock, up to a maximum
       amount of twenty [20] billion euros, and b)
       notes up to a maximum amount, independently
       of the foregoing, of six [6] billion euros;
       and authorization for the Company to guarantee,
       within the limits set forth above, new issuances
       of securities by subsidiaries, for which purpose
       the delegation approved by the shareholders
       at the general shareholders' meeting held on
       29 MAR 2007 is hereby deprived of effect to
       the extent of the unused amount

10.    Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, to apply for the listing
       on and delisting from Spanish or foreign, official
       or unofficial, organized or other secondary
       markets of the shares, debentures, bonds, notes,
       preferred stock or any other securities issued
       or to be issued, and to adopt such resolutions
       as may be necessary to ensure the continued
       listing of the shares, debentures or other
       securities of the Company that may then be
       outstanding, for which purpose the authorization
       granted by the shareholders at the general
       shareholders' meeting of 29 MAR 2007 is hereby
       deprived of effect

11.    Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, to create and fund Associations
       and Foundations, pursuant to applicable legal
       provisions, for which purpose the authorization
       granted by the shareholders at the general
       shareholders' meeting of 29 MAR 2007 is hereby
       deprived of effect to the extent of the unused
       amount

12.    Approve the delegation of powers to formalize             Mgmt          For                            For
       and execute all resolutions adopted by the
       shareholders at the general shareholders' meeting,
       for conversion thereof into a public instrument,
       and for the interpretation, correction and
       supplementation thereof or further elaboration
       thereon until the required registrations are
       made




--------------------------------------------------------------------------------------------------------------------------
 IMERYS, PARIS                                                                               Agenda Number:  701501581
--------------------------------------------------------------------------------------------------------------------------
    Security:  F49644101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  FR0000120859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007,
       as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and the appropriation of the income
       for the FY be appropriated as follows: income
       for the FY: EUR 50,239,677.57, prior retained
       earnings: EUR 419,498,632.61, balance available
       for distribution: EUR 469,738,310.18; the shareholders
       will receive a net dividend of EUR 1.90 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 13 MAY 2008; retained earnings:
       EUR 349,797,283.78 as required by law, the
       last three financial years, the dividends paid
       are as follows: EUR 1.80 for FY 2006, EUR 1.65
       for FY 2005 and EUR 1.50 for FY 2004

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-40 of
       the French Commercial Code and approve the
       agreements entered into or carried out during
       the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225.38
       and following ones and L.225.42.1 of the French
       Commercial Code, approve the collective regime
       of defined benefit pension scheme among which
       Mr. M. Gerard Buffiere, Chief Executive Officer
       and Directors, and Mr. M. Jerome Pecresse,
       Managing Director, as well as the modifications
       brought to this regime such as enabled by the
       Board of Directors in its session of 13 FEC
       2008

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       following ones and L.225.42.1 of the French
       Commercial Code, approves the modifications
       brought to the employment contract of M. Gerard
       Buffiere, Chief Executive Officer and Director,
       insight notably to determine the criteria of
       performance conditioning the granting of allowance
       of departure to be paid to him in case of termination
       of this contract on the initiative of the Company,
       such as enable by the Board of Directors in
       its session of 13 FEB 2008

O.7    Appoint Mr. M. Aimery Langlois Meurinne as a              Mgmt          For                            For
       Director until 2011

O.8    Appoint Mr. Gerard Buffiere as a Directors until          Mgmt          For                            For
       2011

O.9    Appoint Mr. M. Aldo Cardoso as a Director until           Mgmt          For                            For
       2011

O.10   Appoint Mr. M. Maximilinen De Limburg Stirum              Mgmt          For                            For
       as a Director until 2011

O.11   Appoint Mr. M. Jacques Veyrat as a Director               Mgmt          For                            For
       until 2011

O.12   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below; maximum
       purchase price: EUR 110.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, maximum funds invested in the share
       buy backs: EUR: 694,400,000.00; [Authority
       expires at an end of 18-months period]; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect; delegates
       all powers to the Board of Directors to take
       all necessary formalities

E.13   Authorize the Board of Directors to grant in              Mgmt          For                            For
       1 or more transactions, for the benefit of
       the employees and representatives of the Company,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       by the Company, it being provided that the
       maximal nominal amount of these options cannot
       exceed EUR 7,400,000.00; [Authority expires
       at the end of 38-month period]; the shareholders
       preferential subscription rights in favor of
       beneficiaries of stock-options; this amount
       shall count against the overall value ser forth
       in the Resolution 14; this authority supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 30 APR 2008
       in its Resolution 13; to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Board to grant for free, on 1               Mgmt          For                            For
       or more occasions, existing or future shares,
       in favor of the employees or the Corporate
       officers of the Company and related Companies;
       they may not represent more than EUR 7,400,000.00;
       the present delegation is given for 38-months
       period; the amount shall be count against the
       overall vale set forth in Resolution 13; decides
       to cancel the shareholders preferential subscription
       rights in favor of beneficiaries; this authorization
       supersedes the faction unused of the authorization
       granted by the shareholders meeting of 30 APR
       2008 in its Resolution 14; to take all necessary
       measures and accomplish all necessary formalities

E.15   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL OIL LTD                                                                            Agenda Number:  701553693
--------------------------------------------------------------------------------------------------------------------------
    Security:  453038408                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  CA4530384086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456878 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

2.1    Elect Ms. Krystyna T. Hoeg as a Director                  Mgmt          For                            For

2.2    Elect Mr. Bruce H. March as a Director                    Mgmt          For                            For

2.3    Elect Mr. Jack M. Mintz as a Director                     Mgmt          For                            For

2.4    Elect Mr. Robert C. Olsen as a Director                   Mgmt          For                            For

2.5    Elect Mr. Roger Phillips as a Director                    Mgmt          For                            For

2.6    Elect Mr. Paul A. Smith as a Director                     Mgmt          For                            For

2.7    Elect Ms. Sheelagh D. Whittaker as a Director             Mgmt          For                            For

2.8    Elect Mr. Victor L. Young as a Director                   Mgmt          For                            For

3.     Amend the Restricted Stock Unit Plan                      Mgmt          For                            For

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve to establish a policy regarding
       incentive pay and past service credits relating
       to the Company's Pension Plan

       Other matters                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 INDRA SISTEMAS SA, MADRID                                                                   Agenda Number:  701616647
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6271Z155                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  ES0118594417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 483538 DUE TO CHANGE SPLITTING OF RESOLUTION
       AND NORMAL MEETING CHANGE TO ISSUER PAY MEETING.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Examination and approval of the Balance Sheet,            Mgmt          For                            For
       Profit & Loss Account, Annual Report and Management
       Report, (including information required by
       Article 116 bis of the Spanish Stock Market
       Act) of Indra Sistemas, S.A. and its Consolidated
       Group, for the FYE Dec 31st 2007, together
       with proposed appropriation of profits

2.     To approve the conduct of the Company's business          Mgmt          For                            For
       by the Board of Directors in the FYE Dec 31st
       2007

3.1    To adopt as Merger Balance Sheet of INDRA SISTEMAS,       Mgmt          For                            For
       S.A. the balance sheet as at December 31st
       2007. This balance sheet being less than six
       months old complies with the relevant requirement
       of Article 239 of the Spanish Corporations
       Act. The Merger Balance Sheet is the Company's
       latest balance sheet, as at December 31st 2007,
       certified by the Company's auditors, KPMG Auditores,
       S.L. on March 14th 2008 and approved by this
       General Shareholders Meeting under Item One
       on the Agenda. For purposes of the provisions
       of Article 238.2 of the Spanish Corporations
       Act, we also confirm that since the Merger
       Project was first presented there have been
       no extraordinary events or significant changes
       in the assets or liabilities of the companies
       taking part in the merger

3.2    To approve the merger of Dimension Informatica,           Mgmt          For                            For
       S.L. (Sole Proprietor), Radiolog a Digital
       Y Comunicaciones, S.L. (Sole Proprietor) and
       Indra Sistemas, S.A. by means of the absorption
       of the first two by the latter one, on the
       terms set out in the merger project approved
       and signed by the governing bodies of all these
       companies on March 13th 2008. The merger project
       was filed with the Company Registries of Madrid
       on April 11th 2008 and Valencia on April 23rd
       2008. The terms on which, in accordance with
       the Merger Project the merger of these companies
       has been approved are as follows: The merger
       is carried out in accordance with article 250
       of the Spanish Corporations Act since it involves
       the absorption of companies that are directly
       or indirectly wholly owned. Notwithstanding
       the foregoing and the fact that the projected
       merger will be carried out in a single act,
       the following details are provided as to the
       merger process In order for Indra Sistemas,
       S.A., to absorb all of its subsidiaries that
       are involved in the merger project, firstly
       (i) Dimension Informatica, S.L. (Sole Proprietor)
       absorbs its direct subsidiary Radiolog a Digital
       Y Comunicaciones, S.L. (Sole Proprietor), and
       immediately thereafter, (ii) Dimensi n Inform
       tica, S.L. (Sole Proprietor), a direct subsidiary
       of Indra Sistemas, S.A. is absorbed by its
       parent Company Indra Sistemas, S.A. In accordance
       with Article 250 of the Spanish Corporations
       Act as referred to above, there is no requirement
       for an Directors' Report, or for the involvement
       of independent experts. The Merger Project
       does not involve increasing the capital of
       Indra Sistemas, S.A., nor are the regulations
       regarding classes of shares and exchange procedures
       for shares applicable, and therefore the requirements
       of Article 235 of the Spanish Corporations
       Act, letters b) and c) are likewise not applicable.
       Particulars of companies taking part on the
       merger:  Indra Sistemas, S.A., a Spanish Company
       with its registered office in Alcobendas (Madrid),
       Avda. de Bruselas 35, registered with the Company
       Registry of Madrid, in Volume 865, Folio 28,
       Page number M- 11339 and holder of Tax Identification
       Number A- 28599033. Dimensi n Inform tica,
       S.L. (Sole Proprietor), a Spanish company with
       its registered office in Valencia, Avenida
       Cataluna  9, registered with the Company Registry
       of Valencia, Volume 3,486, Folio 125, Page
       number V- 11072 and holder of Tax Identification
       Number B- 96022777.  Radiolog a Digital Y Comunicaciones,
       S.L (Sole Proprietor), a Spanish Company with
       its registered office in Valencia, C/ La Ca
       ada, 230, 3, Paterna (Valencia), registered
       with the Company Registry of Valencia, Volume
       5,745, Folio 42, Page number V- 53.340 and
       holder of Tax Identification Number B- 96624226.
       In accordance with the provisions of Article
       235 of the Spanish Corporations Act, we confirm:
       a) That for accounting purposes, transactions
       carried out since January 1st 2008 by the Absorbed
       Companies have been considered to have been
       carried out by Indra Sistemas, S.A. b) That
       there are no holders of shares of special classes
       in the companies that are to be extinguished.
       c) That there are no holders of special rights
       distinct from the shares or participations
       in the companies that are to be extinguished.
       d) That no executives of any of the companies
       involved in the merger will be granted any
       benefits whatsoever in Indra Sistemas, S.A.
       Given the characteristics of this merger, there
       is no requirement for independent experts to
       be involved, since Indra Sistemas, S.A. holds,
       directly or indirectly, 100% of the capital
       of both the Absorbed Companies. We also confirm
       that this merger will not lead to any amendments
       to the Articles of Association or changes in
       the composition of the governing bodies of
       the Absorbing Company

3.3    To subject this merger operation to the tax-neutral       Mgmt          For                            For
       regime established in Section VIII of Chapter
       VII of Royal Legislative Decree 4/2004 dated
       March 5th approving the Revised Text of the
       Corporation Tax Act. For this purpose, and
       in compliance with Article 96 of the aforementioned
       Royal Legislative Decree, the Company will
       inform the Spanish Ministry of Finance [Ministerio
       de Hacienda] in writing within three months
       following the registration of the public deed
       of merger with the Company Registry, of its
       intention of applying the said special tax
       regime

4.1    To appoint Ms Rosa Sugranes as Independent Director       Mgmt          For                            For
       for the statutory term of three years, her
       personal particulars will be provided for purposes
       of registration with the Company Registry,
       to replace independent Director Mr. Francisco
       Constans, who has made known his wish not to
       be re-elected to a further term, express mention
       being made in the Minutes of the General Shareholders
       Meeting of their expression of thanks for his
       contribution during his time in office

4.2    To re-elect Mediacion y Diagnosticos, S.A.,               Mgmt          For                            For
       as Independent-dominical shareholder Director
       for the statutory term of three years, representing
       the shareholder interests of Caja Madrid, whose
       corporate particulars will be provided for
       purposes of registration with the Company Registry

4.3    To re-elect Participaciones y Cartera de Inversion        Mgmt          For                            For
       S.L. as Independent-dominical shareholder Director
       for the statutory term of three years, representing
       the shareholder interests of Caja Madrid, whose
       corporate particulars will be provided for
       purposes of registration with the Company Registry

4.4    To re-elect Ms Isabel Aguilera as Independent             Mgmt          For                            For
       Director for the statutory term of three years,
       her personal particulars will be provided for
       purposes of registration with the Company Registry

4.5    To re-elect Mr. Joaquin Moya-Angeler Cabrera              Mgmt          For                            For
       as Independent Director for the statutory term
       of three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

4.6    To re-elect Mr. Pedro Ramon y Cajal Agueras               Mgmt          For                            For
       as Independent Director for the statutory term
       of three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

4.7    To re-elect Mr. Manuel Soto Serrano as Independent        Mgmt          For                            For
       Director for the statutory term of three years,
       his personal particulars will be provided for
       purposes of registration with the Company Registry

4.8    To re-elect Mr. Javier Monzon de Caceres as               Mgmt          For                            For
       Executive Director for the statutory term of
       three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

4.9    To re-elect Mr. Regino Moranchel Fernandez as             Mgmt          For                            For
       Executive Director for the statutory term of
       three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

5.     To approve the following remuneration of the              Mgmt          For                            For
       Board of Directors for the financial years
       2008, 2009 and 2010 on the following terms:
       Fixed allowance: To establish its annual maximum
       at EUR 875.000 to be distributed among the
       members of the Board of Directors according
       to principles to be agreed on by the Board
       itself, Profit sharing: The amount of profit
       sharing will be 1% of the consolidated net
       profit for the financial year, to be subject
       not only to the limits set out in the Articles
       of Association, but also to the following additional
       limits: (i) total amount for the year not to
       exceed 1.4 times the maximum for the fixed
       allowance, i.e. EUR 1,225,000 and (ii) 50%
       of the gross amount to be paid by means of
       allocation of shares in the Company, the number
       of shares to be allocated is to be determined
       by reference to the average quoted price of
       the ordinary shares of INDRA on the date of
       allocation, which will be the first trading
       day following the date established by the General
       Shareholders Meeting for the payment of the
       ordinary or, if there has been an interim one,
       complementary dividend, profit sharing is to
       be distributed among the members of the Board
       of Directors according to principles to be
       agreed on by the Board itself, the abovementioned
       amounts and terms are to remain unchanged for
       the financial years 2008, 2009 and 2010 unless,
       in view of exceptional circumstances and following
       a Board proposal, the General Meeting of Shareholders
       were to agree in advance to an amendment, in
       accordance with the provisions of Article 29.5
       of the Board Regulations, the Board has published
       and placed at shareholders' disposal upon calling
       this General Meeting of Shareholders, the Annual
       Report on Remuneration Policy approved by the
       Board of Directors at its meeting of May 14th
       2008 based on a proposal submitted by the Nomination,
       Remuneration and Corporate Governance Committee,
       the proposal for the Board's remuneration which
       is submitted for shareholders' approval under
       this Agenda item conforms to the principles
       set out in the Annual Report on Remuneration
       Policy prepared by the Board of Directors

6.     To approve, insofar as is necessary in accordance         Mgmt          For                            For
       with Article 130 and the Fourth Additional
       Provision of the Spanish Corporations Act,
       the establishment of medium-term remuneration
       schemes consisting of the allocation of shares
       in the Company and the granting of options
       thereon on the following terms and conditions,
       as agreed by the Board of Directors in its
       meeting of May 14th 2008 based on a report
       of the Nomination, Remuneration and Corporate
       Governance Committee: The schemes consist of
       payment of part of the medium-term remuneration
       established by the Board of Directors for each
       senior manager in the form of allocation of
       shares in the Company and granting of share
       options. Allocation of shares to senior managers
       is carried out in the framework of the medium-term
       remuneration scheme by means of share allocation
       as approved by the Board of Directors for managers
       and other professionals, with a maximum of
       160 beneficiaries and for a maximum overall
       amount of EUR 12m of their gross medium-term
       remuneration, with identical conditions for
       all beneficiaries

7.     In accordance with the provisions of Article              Mgmt          Abstain                        Against
       115 of the Spanish Corporations Act, the Board
       of Directors begs to inform this General Shareholders
       Meeting that, in its meeting of December 20th
       2007, it resolved unanimously to amend the
       text of the Board Regulations, in order to
       incorporate changes arising from the review
       of the latest recommendations and practices
       on corporate governance, including the Code
       of Good Corporate Governance published by the
       National Securities Market Commission (CNMV),
       and to make the text more systematic, ordered
       and precise

8.     To authorize the Board of Directors to make               Mgmt          For                            For
       derivative acquisitions of the Company's own
       shares by buying them on the Stock Exchange,
       directly or through subsidiary companies, up
       to a maximum number of shares equivalent to
       5% of the Company's registered share capital,
       at a maximum price of EUR 30 per share and
       without establishing a minimum price limit,
       this authorization to be valid for a period
       of 18 months from the date of approval, superseding
       the previous one agreed by the General Meeting
       of Shareholders held on June 21st 2007, the
       proposed authorization includes the power to
       carry out any futures, options or other transactions
       on the Company's shares, provided commitments
       entered into by the Company do not exceed the
       limits indicated, for the purposes of the provisions
       of Art. 75.1 of the Spanish Corporations Act,
       its is specifically stated that shares so acquired
       may subsequently be used for allocation to
       Directors, managers and employees of the Company,
       directly or as a consequence of the exercise
       of option rights by holders of such

9.     In accordance with the provisions of article              Mgmt          For                            For
       204.1 of the Spanish Corporations Act and with
       the relevant proposal of the Audit and Compliance
       Committee, to re-appoint KPMG Auditors, S.L.
       as auditor of the Company's Annual Accounts
       and Management Reports, both consolidated and
       for the Company only, for the financial year
       2008

10.    In accordance with the report prepared for the            Mgmt          For                            For
       purpose by the Board of Directors by virtue
       of the provisions of Article 144 of the Spanish
       Corporations Act, to amend the present text
       of Article 2 of the company Bylaws in order
       to clarify the scope of the Company’s
       business purpose, without this implying any
       change in the content thereof; as regards this
       agreement, expressly to empower th Secretary
       and the Vice-secretary of the Board of Directors,
       without distinction, to issue the private documents,
       raise them to public deed and take cush administrative
       and other steps as may be necessary to bring
       about their total or partial registration in
       the appropriate registry

11.    To empower the Chairman of the Board of Directors,        Mgmt          For                            For
       Mr Javier Monzon de Caceres, the Board Secretary,
       Mr Daniel Garcia-Pita Peman, and the Board
       Vice-secretary, Mr Carlos Gonzalez Soria, so
       that any one of them without distinction, can
       raise to public deed, and to cause to be notarized,
       such documents as may be necessary to give
       effect to and comply with the resolutions adopted
       by this General Meeting of Shareholders, and
       to appear on behalf of the Company in order
       to perform any and all actions needed to sign
       such public or private documents as may be
       necessary to give effect thereto




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL ALLIANCE INS & FINL SVCS INC                                                     Agenda Number:  701516241
--------------------------------------------------------------------------------------------------------------------------
    Security:  455871103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA4558711038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Ms. Anne BeLec as a Director                        Mgmt          Against                        Against

1.2    Elect Mr. Pierre Brodeur as a Director                    Mgmt          For                            For

1.3    Elect Mr. Yvon Charest as a Director                      Mgmt          For                            For

1.4    Elect Mr. Michel Gervais as a Director                    Mgmt          For                            For

1.5    Elect Ms. Lise Lachapelle as a Director                   Mgmt          For                            For

1.6    Elect Mr. John Leboutillier as a Director                 Mgmt          For                            For

1.7    Elect Mr. Francis P. McGuire as a Director                Mgmt          For                            For

1.8    Elect Ms. Mary C. Ritchie as a Director                   Mgmt          For                            For

1.9    Elect Mr. Guy Savard as a Director                        Mgmt          For                            For

2.     Appoint Samson Belair/Deloitte & Touche as the            Mgmt          For                            For
       Auditors

3.     Amend Industrial Alliance's Stock Option Plan             Mgmt          For                            For
       to increase the number of shares reserved for
       issuance under the plan and to increase the
       maximum number of shares that can be issued
       to insiders under the plan, as specified

4.     Amend Industrial Alliance's Stock Option Plan             Mgmt          For                            For
       to include an amendment procedure, modify the
       eligibility provisions and extend options during
       blackout periods, as specified




--------------------------------------------------------------------------------------------------------------------------
 K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT                                                Agenda Number:  701525771
--------------------------------------------------------------------------------------------------------------------------
    Security:  D37808108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  DE0007162000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 23 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 82,500,000 as follows: Payment
       of a dividend of EUR 2 per no-par share ex-dividend
       and payable date: 15 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte+Touche  Mgmt          For                            For
       GmbH, Hanover

6.     Elections to the Supervisory Board Ms. Jella              Mgmt          For                            For
       S. Benner, Mr. Heinacher, Dr. Uwe-Ernst Bufe,
       Mr. Rainer Grohe, Dr. Karl Heidenreich, Dr.
       Bernd Malmstroem, Dr. Rudolf Mueller, Dr. Eckart
       Suenner

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the stock exchange, nor more
       than 10%, if they are acquired by way of a
       repurchase offer, on or before 31 OCT 2009,
       the Board of Managing Directors shall be authorized
       to sell the shares on the stock exchange or
       by a rights offering, to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Resolution on the revocation of the authorization         Mgmt          Against                        Against
       of 10 MAY 2006 to issue bonds and the corresponding
       contingent capital, the authorization to issue
       conv. and/or warrant bonds, the creation of
       contingent capital, and the correspond, amendment
       to the Articles of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bearer and/or registered bonds of up to EUR
       5,000,000,000, conferring convey, and/or option
       rights for new shares of the Company, on or
       before 13 MAY 2013, Shareholders shall be granted
       subscription rights except for the issue of
       bonds conferring convey, and/or option rights
       for shares of the Company of up to 10% of its
       share capital if such bonds are issued at a
       price not materially below their theoretical
       market value, for residual amounts, for the
       issue of bonds against payment in kind in connection
       with acquisitions, and for the granting of
       such rights to other bondholders; the Company's
       share capital shall be increased accordingly
       by up to EUR 54,400,000 through the issue of
       up to 20,625,000 new bearer no-par shares,
       insofar as conv. and/or option rights are exercised

9.     Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a stock split, and the correspond,
       amendment to the Articles of Association, the
       share capital of EUR 108,800,000 shall be increased
       by EUR 56,200,000 to EUR 165,000,000 through
       the conversion of revenue reserves of EUR 56,200,000,
       the Company's share capital of then EUR 165,000,000
       shall be redenominated by way of a 4-for-l
       stock split into 165,000,000 no-par shares
       with a theoretical par value of EUR 1 each

10.    Resolution on amendments to the authorized capital        Mgmt          For                            For
       as per Section 4[4] of the Articles of Association,
       as follows: the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the Company's
       share capital by up to EUR 82,500,000 through
       the issue of up to 82,500,000 new bearer no-par
       shares against payment in cash or kind, on
       or before 09 MAY 2011, Shareholders shall be
       granted subscription rights except for a capital
       increase of up to EUR 41,250,000




--------------------------------------------------------------------------------------------------------------------------
 KBC GROUPE SA, BRUXELLES                                                                    Agenda Number:  701505589
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5337G162                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  BE0003565737
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Review of the Company and consolidated annual             Non-Voting
       report of the Board of Directors of KBC Group
       NV for the FYE on 31 DEC 2007

A.2    Reveiw of the Auditor's report on the company             Non-Voting
       and the consolidated annual accounts of KBC
       Group NV for the FYE on 31 DEC 2007

A.3    Review of the consolidated annual accounts of             Non-Voting
       KBC Group NV for the FYE on 31 DEC 2007

A.4    Approve the company annual accounts of KBC Group          Mgmt          Abstain                        Against
       NV for the financial year ending on 31 DEC
       2007

A.5    Approve the proposed appropriation of the profit          Mgmt          For                            For
       earned by KBC Group NV in the FYE on 31 DEC
       2007; motion to pay a gross dividend of EUR
       3.78 for each share, except the 12 436 312
       repurchased KBC Group NV shares whose dividend
       certificates will be cancelled at the meeting
       pursuant to Article 622 of the Companies Code

A.6    Grant discharge to the Directors of KBC Group             Mgmt          Abstain                        Against
       NV for the performance of their mandate during
       the 2007 FY

A.7    Grant discharge to the Auditor of KBC Group               Mgmt          For                            For
       NV for the performance of his mandate during
       the 2007 FY

A.8    Authorize the Board of Directors of KBC Group             Mgmt          Against                        Against
       NV and the Boards of Directors of its direct
       subsidiaries, with the possibility of further
       delegation, to acquire and take in pledge KBC
       Group NV shares over a period of 18 months,
       as long as the par value of the KBC Group NV
       shares held in portfolio and taken in pledge
       does not exceed 10% of its issued share capital;
       the shares may be acquired at a price per share
       that may not be lower than 1 EURO, and may
       not be higher than the last closing price on
       Euronext Brussels before the date of acquisition
       plus 10 %; within the confines of the law,
       this authorisation is valid for all acquisitions
       for a consideration, in the broadest sense
       of the term, on or off the exchange; this authorisation
       to buy back own shares replaces that granted
       by the General Meeting of 26 APR 2007, as specified

A.9.A  Appoint Mr Jan Huyghebaert as Director for a              Mgmt          For                            For
       period of 4 years, i.e. until after the AGM
       of 2012

A.9.B  Appoint Mr Theo Roussis as Director for a period          Mgmt          For                            For
       of 4 years, i.e. until after the AGM of 2012

A.9.C  Appoint Mr. Jo Cornu as Independent Director              Mgmt          For                            For
       within the meaning of and in line with the
       criteria set out in Article 524, 4 of the Companies
       Code and in the Corporate Governance Code,
       for a term of 4 years, i.e. until after the
       AGM of 2012

A.9.D  Appoint Mr. Lode Morlion as Director for a period         Mgmt          For                            For
       of 4 years, i.e. until after the AGM of 2012,
       to replace Mr. Guido Van Roey, who will resign
       after this year's AGM

A.9.E  Appoint Mrs. Ghislaine Van Kerckhove for a period         Mgmt          For                            For
       of 4 years, i.e. until after the AGM of 2012,
       to replace Mr. Xavier Lienart, who will resign
       after this year's AGM

A.10   Other business                                            Non-Voting

E.1    Amend the third paragraph of Article 5: The               Mgmt          For                            For
       shareholders register can be kept in electronic
       form

E.2    Amend the fourth paragraph of Article 5                   Mgmt          For                            For

E.3    Amend the fifth paragraph of Article 5 with               Mgmt          For                            For
       the following text: as specified

E.4    Amend the transitional provision under Article            Mgmt          For                            For
       11bis and include it under Article 5, as specified

E.5    Amend the Article 10 bis with the following               Mgmt          For                            For
       text, as specified

E.6    Amend the Article 11bis with the following text,          Mgmt          For                            For
       as specified

E.7    Amend the fourth paragraph of Article 17 with             Mgmt          For                            For
       the following text, as specified

E.8    Amend the Article 28 with the following text,             Mgmt          For                            For
       as specified

E.9    Amend, as a new first sentence, to the first              Mgmt          For                            For
       paragraph of Article 36, as specified

E.10   Amend the last sentence of Article 39 by the              Mgmt          For                            For
       following text, as specified




--------------------------------------------------------------------------------------------------------------------------
 KUEHNE + NAGEL INTERNATIONAL AG,  NAGEL INTERNATIONAL AG                                    Agenda Number:  701523917
--------------------------------------------------------------------------------------------------------------------------
    Security:  H4673L145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CH0025238863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438549, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the accounts of the Group 2007

2.     Approve the appropriation of the balance sheet            Mgmt          For                            For

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

4.A    Approve the by-election of Mr. Juergen Pitschen           Mgmt          For                            For
       as a Member of the Board of Directors

4.B    Re-elect Mr. Bernd Vrede as a Member of the               Mgmt          For                            For
       Board of Directors

4.C    Re-elect Mr. Hans Lerch as a Member of the Board          Mgmt          For                            For
       of Directors

5.     Approve the continuation of the approved capital          Mgmt          For                            For
       and amend Article 3 of the Articles of Association

6.     Elect KPMG as the Auditing Agency and the Group           Mgmt          For                            For
       Auditor for the fiscal 2008




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE SA, PARIS                                                                           Agenda Number:  701433360
--------------------------------------------------------------------------------------------------------------------------
    Security:  F54432111                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  18-Jan-2008
        ISIN:  FR0000120537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       90,000,000.00, by issuance, without preferred
       subscription rights maintained, of new shares;
       this amount shall count against the overall
       value set forth in Resolution Number 12,13,14
       of the general meeting of the 03 MAY 2007;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 22,500,000;
       authorization is granted for a 18 month period;
       to cancel the shareholders' preferential subscription
       rights in favor of NNS Holding Sarl and Orascom
       Construction Industries SAE; and to take all
       necessary measures and accomplish all necessary
       formalities; the Board of Directors must report
       to the general meeting on every previous delegation
       of powers and its use

2.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       Members of a Company Saving Plan or by way
       of capitalizing reserves, profits or premium,
       and allocation of free shares; [Authority expires
       on 26 month period]; and for a nominal amount
       that shall not exceed EUR 14,000,000.00; to
       cancel the shareholders' preferential subscription
       rights in favor of employees and Corporate
       Officers of the Company who are Members of
       a Company Savings Plan; this delegation of
       powers supersedes any and all earlier delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

3.     Appoint Mr. Paul Desmarais JR. as a Director,             Mgmt          For                            For
       for 4 a year period

4.     Appoint Mr. Thierry De Rudder as a Director,              Mgmt          For                            For
       for 4 a year period

5.     Appoint Mr. Nassef Sawiris as a Director, for             Mgmt          For                            For
       4 year period

6.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE SA, PARIS                                                                           Agenda Number:  701512546
--------------------------------------------------------------------------------------------------------------------------
    Security:  F54432111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  FR0000120537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, the Company's
       financial statements for the YE 31 DEC 2007,
       showing income of EUR 668,817,251.03, as presented

2.     Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       income, Group share of EUR 1,909,000.00

3.     Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: origins income for the FY: EUR
       668,817,251.03; prior retained earnings: EUR
       1,997,924,397.92 total: EUR 2,666,741,648.95,
       allocation legal reserve: nil; dividend: first
       dividend [5 % of the par value of the share]:
       EUR 38,881,468.40, additional dividend: EUR
       738,747,899.60 maximum amount of the increase
       of 10% : EUR 6,149,429.60, total dividends:
       EUR 783, 778,797.60 retained earnings: EUR
       1,882,962,851.35 total of the allocations:
       EUR 2,666,741,648.95, the shareholders will
       receive a net dividend of EUR 4.40 per share,
       and will entitle to the 40 per cent deduction
       provided by the French Tax Code [for natural
       persons fiscally domiciled in France], this
       dividend will be paid on 26 MAY 2008, as required
       by law

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       seq. of the French Commercial Code, said report
       and the agreements referred to therein [amendment
       of the Articles of the Bylaws to comply with
       the provisions of the French law of 21 AUG
       2007, in favour of the work, of the employment
       and of the purchasing power]

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       seq. of the French Commercial Code, said report
       and the agreements referred to therein [concerning
       the allowances which would be due to the Chairman
       and the Managing Director in case of change
       or of retirement as regards its employment
       agreement]

6.     Appoint Mr. Gerald Frere as a Director for a              Mgmt          For                            For
       4 year period

7.     Appoint Mr. Jerome Guiraud as a Director for              Mgmt          For                            For
       a 4 year period

8.     Appoint Mr. Michel Rollier as a Director for              Mgmt          For                            For
       a 4 year period

9.     Appoint Auditex as the Deputy Auditor, for a              Mgmt          For                            For
       6 year period

10.    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 180.00, maximum number
       of shares to be acquired: 7 % of the share
       capital, maximum funds invested in the share
       buybacks: EUR 1,000,000,000.00, [Authority
       expires after the end of a 18-month period];
       and to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the authorization granted by the
       combined shareholder's meeting of 03 MAY 2007,

11.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 MOBISTAR SA, BRUXELLES                                                                      Agenda Number:  701528070
--------------------------------------------------------------------------------------------------------------------------
    Security:  B60667100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  BE0003735496
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

1.     Receive Directors' report on the annual account           Non-Voting
       of YE 31 DEC 2007

2.     Receive Auditor's report on the annual account            Non-Voting
       of YE 31 DEC 2007

3.     Approve to cancel Company treasury shares                 Mgmt          For                            For

4.     Approve the annual accounts and allocation of             Mgmt          For                            For
       income, receive consolidated annual accounts
       of YE 31 DEC 2007

5.     Grant discharge the Directors                             Mgmt          For                            For

6.     Grant discharge to the  Auditors                          Mgmt          For                            For

7.     Re-elect Messrs. Bourgoin-Castagnet, Brunet,              Mgmt          For                            For
       Du Boucher, Steyaert, SA. Wirefree Services
       Belgium, Von Wackerbarth, Dekeuleneer, Delaunois
       and Sparaxis SA as the Directors and elect
       Messrs. Meijer Swantee, Pellissier and Scheen
       as the Directors

8.     Approve the remuneration of Chairman                      Mgmt          For                            For

9.     Ratify Ernst Young as the Auditors and their              Mgmt          For                            For
       remuneration

10.    Approve to increase the capital through Incorporation     Mgmt          For                            For
       of Issue premium

11.    Approve the reduction in share capital                    Mgmt          For                            For

12.    Amend Articles regarding Statutory Seat                   Mgmt          For                            For

13.    Amend Articles to reflect changes in capital              Mgmt          For                            For

14.    Amend Articles regarding elimination of Bearer            Mgmt          For                            For
       Shares

15.    Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

16.    Grant authority the implementation of approved            Mgmt          For                            For
       resolutions and filing of required documents/formalities
       at trade registry

17.    Discussion on Company's Corporate Governance              Non-Voting
       Structure




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701613083
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51699106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSAN MOTOR CO.,LTD.                                                                       Agenda Number:  701613045
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57160129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3672400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Delegation to the Board of Directors in deciding          Mgmt          For                            For
       the Terms and Conditions of the Issuance of
       Shinkabu-Yoyakuken (stock acquisition right)
       without Consideration as Stock Options to Employees
       of the Company and Directors and Employees
       of its Affiliates

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NORSK HYDRO A S                                                                             Agenda Number:  701542044
--------------------------------------------------------------------------------------------------------------------------
    Security:  R61115102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  NO0005052605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the financial statements and annual               Mgmt          For                            For
       report for 2008 of Norsk Hydro Asa and the
       Group, including the distribution of dividend
       [dividend of NOK 5.00 per share]

2.     Approve to pay Auditor's remuneration for 2007            Mgmt          For                            For
       of NOK 7,763,000 to Deloitte

3.     Elect the Members and deputies to the Corporate           Mgmt          For                            For
       Assembly

4.     Elect the Nomination Committee                            Mgmt          For                            For

5.     Approve the remuneration to the Corporate Assembly,       Mgmt          For                            For
       with effect from 01 JAN 2008, is fixed at NOK
       85,000 per annum for the Chairperson, NOK 42,500
       per annum for the deputy chairperson, and at
       NOK 6,000 per meeting for all members

6.     Approve the specified guidelines for the remuneration     Mgmt          For                            For
       of leading employees

7.     Authorize the Board of Directors to allow the             Mgmt          Against                        Against
       Company to acquire Norsk Hydro Asa shares in
       the market with a maximum value of NOK 49,410,000;
       the lowest and the highest prices to be paid
       per share with a nominal value of NOK 1,098
       shall be NOK 20 and NOK 150, respectively;
       within the terms of this authorization, the
       Board of Directors is free to decide the timing
       and manner in which the buy-back shares may
       take place in the market; the treasury shares
       acquired in accordance with the authorization
       shall be used for no other purpose than cancellation
       by means of capital reduction, cf. Section
       12-1 of the Norwegian Public Limited Companies
       Act; this authorization will apply from 06
       MAY 2008 inclusive to 05 MAY 2009 inclusive
       and as specified




--------------------------------------------------------------------------------------------------------------------------
 OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS-AG (VERBUNDGESELLSCHAFT), WIEN                   Agenda Number:  701477273
--------------------------------------------------------------------------------------------------------------------------
    Security:  A5528H103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  AT0000746409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 448216 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the annual report, report orf the Management      Non-Voting
       Board and the Supervisory Board for the FY
       2007

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for the FY 2007

4.     Elect the Supervisory Board Member                        Mgmt          For                            For

5.     Approve the remuneration for the Supervisory              Mgmt          For                            For
       Board

6.     Elect the Auditor for the FY 2008                         Mgmt          For                            For

7.     Authorize the Management Board on the purchase            Mgmt          For                            For
       of own shares due par 65




--------------------------------------------------------------------------------------------------------------------------
 OLYMPUS CORPORATION                                                                         Agenda Number:  701613069
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61240107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3201200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PETROBANK ENERGY & RES LTD                                                                  Agenda Number:  701561993
--------------------------------------------------------------------------------------------------------------------------
    Security:  71645P106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CA71645P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors as specified                          Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year and authorize the Directors to
       fix their remuneration

3.     Approve the delisting of the common shares of             Mgmt          For                            For
       the Corporation from the Oslo Bors Stock Exchange,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 PETROLEUM GEO-SVCS ASA NEW                                                                  Agenda Number:  701559405
--------------------------------------------------------------------------------------------------------------------------
    Security:  R69628114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NO0010199151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       The Chairperson of the Board of Directors will            Non-Voting
       open the AGM and according to the Articles
       of Association Section 9, the Chairperson shall
       also chair the AGM

1.     Elect 1 person among those present at the AGM             Mgmt          For                            For
       to countersign the minutes

2.     Approve the Board of Directors' report for 2007           Mgmt          For                            For
       and the financial statements of Petroleum Geo-Services
       ASA for 2007 prepared in accordance with IFRS

3.     Approve the Annual Auditor's fees for Petroleum           Mgmt          For                            For
       Geo-Services ASA totalling NOK 3,567,546.00
       [approximately USD 605,861.00] for 2007 and
       as specified

4.     Elect KPMG AS as the Company's new Auditor                Mgmt          For                            For

5.1    Re-elect Mr. Jens Ulltveit-Moe as a Chairperson           Mgmt          For                            For
       to the Board of Directors for a service period
       commencing on the date hereof

5.2    Re-elect Mr. Francis Robert Gugen to the Board            Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

5.3    Re-elect Mr. Harald Norvik to the Board of Directors      Mgmt          For                            For
       for a service period commencing on the date
       hereof

5.4    Re-elect Mr. Wenche Kjolas to the Board of Directors      Mgmt          For                            For
       for a service period commencing on the date
       hereof

5.5    Re-elect Mr. Daniel J. Piette to the Board of             Mgmt          For                            For
       Directors for a service period commencing on
       the date hereof

5.6    Re-elect Mr. Holly Van Deursen to the Board               Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

5.7    Re-elect Mr. Anette Malm Justad to the Board              Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

6.1    Re-elect Mr. Roger O'Neil as a [Chairperson]              Mgmt          For                            For
       to the Nomination Committee for a new service
       period commencing on the date hereof and ending
       with the 2009 AGM

6.2    Re-elect Mr. C. Maury Devine to the Nomination            Mgmt          For                            For
       Committee for a new service period commencing
       on the date hereof and ending with the 2009
       AGM

6.3    Re-elect Mr. Hanne Harlem to the Nomination               Mgmt          For                            For
       Committee for a new service period commencing
       on the date hereof and ending with the 2009
       AGM

7.1    Approve the fee to each Member of the Board               Mgmt          For                            For
       of Directors and each Member of the Nomination
       Committee

7.2    Approve the principles for the shareholder elected        Mgmt          For                            For
       Board Members' fees for the period 01 JUL 2008
       to 01 JUL 2009

7.3    Approve the principles for the Nomination Committee       Mgmt          For                            For
       Members' fees for the period 01 JUL 2008 to
       01 JUL 2009

8.     Approve the Board statement pursuant to Section           Mgmt          For                            For
       6-16a of the Public Limited Companies Act

9.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       shares in the Company; the shares are to be
       acquired at market terms on a regulated market
       where the shares are traded; the shares are
       to be disposed of either as part of satisfying
       existing or future Employee Incentive Scheme,
       as part of consideration for any mergers, demergers
       or acquisitions involving the Company, by way
       of cancellation of the shares in part or full,
       or to raise funds for specific investments;
       the maximum face value of the shares which
       the Company may acquire pursuant to this authorization
       is in total NOK 54,000,000, the minimum amount
       which may be paid for each share acquired pursuant
       to this power of attorney is NOK 3, and the
       maximum amount is NOK 300; this authorization
       applies for a maximum of 12 months after registration
       by the Norwegian Register of Business Enterprises

10.    Approve the Share Option Plan as specified                Mgmt          For                            For

11.1   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by a total amount
       of NOK 54,000,000, through 1 or more subscriptions,
       and to determine the price and terms of such
       offerings and subscriptions, including but
       not limited to, whether in the Norwegian and/or
       the international markets, whether private
       or public and whether or not underwritten;
       the authorization includes the right to increase
       the Company's share capital in return for non-cash
       contributions and the right to assume special
       obligations on behalf of the Company, the authorization
       shall be utilised in connection with potential
       acquisitions of companies or businesses within
       the oil and energy sector, including the oil
       service sector; the Board of Directors is further
       authorized to waive the preferential rights
       pursuant to Section 10-4 of the Public Limited
       Companies Act; the authorization includes a
       resolution to merge, of the Public Limited
       Companies Act Section 13-5; the authorization
       shall be effective from the date it is registered
       in the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

11.2   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by a total amount
       of NOK 14,000,000, through 1 or more subscriptions,
       and to determine the price and terms of such
       offerings and subscriptions within the limits
       and in accordance of the terms of the Company's
       Share Option Programs in force at any time;
       the authorization shall only be utilized in
       connection with the Company's Share Option
       Programs in force at any time; the Board of
       Directors is further authorized to waive the
       preferential rights pursuant to Section 10-4
       of the Public Limited Companies Ac; the authorization
       shall be effective from the date it is registered
       in the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

12.    Approve that the Company may raise convertible            Mgmt          For                            For
       loans at a total amount of NOK 3,500,000,000
       [or the equivalent in other currencies]; the
       Board of Directors are authorized to negotiate
       and enter into convertible loan agreements
       within the limits and in accordance with the
       terms of this authorization; the share capital
       of the Company may be increased by a total
       of NOK 54,000,000 as a result of the loans
       raised being converted into equity; the shareholders'
       preferential rights to subscribe the loans
       may be set aside; the authorization shall be
       effective from the date it is registered in
       the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

13.    Amend Section 7 Second Paragraph of the Articles          Mgmt          For                            For
       of Association as specified

14.    Approve that Mr. Svein Rennemo is given the               Mgmt          For                            For
       right to exercise all his 80,001 remaining
       options within 14 days after the resolution
       by the AGM to this effect, the exercise shall
       follow the procedure described in the Share
       Option Plan by the AGM held 15 JUN 2007

15.    Approve the indemnification for the Board Members         Mgmt          For                            For
       for the period of 15 JUN 2007 to 07 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 POTASH CORP SASK INC                                                                        Agenda Number:  701559328
--------------------------------------------------------------------------------------------------------------------------
    Security:  73755L107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA73755L1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Receive the consolidated financial statements             Non-Voting
       of the Corporation for the FYE 31 DEC 2007,
       and the report of the Auditors thereon

1.1    Elect Mr. W.J. Doyle as a Director                        Mgmt          For                            For

1.2    Elect Mr. J.W. Estey as a Director                        Mgmt          For                            For

1.3    Elect Mr. W. Fetzer III as a Director                     Mgmt          For                            For

1.4    Elect Mr. C.S. Hoffman as a Director                      Mgmt          For                            For

1.5    Elect Mr. D.J.Howe as a Director                          Mgmt          For                            For

1.6    Elect Mr. A.D. Laberge as a Director                      Mgmt          For                            For

1.7    Elect Mr. K.G. Martell as a Director                      Mgmt          For                            For

1.8    Elect Mr. J.J. McCaig as a Director                       Mgmt          For                            For

1.9    Elect Mr. M. Mogford as a Director                        Mgmt          For                            For

1.10   Elect Mr. P.J. Schoenhals as a Director                   Mgmt          For                            For

1.11   Elect Mr. E.R. Stromberg as a Director                    Mgmt          For                            For

1.12   Elect Mr. E. Viyella De Paliza as a Director              Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Corporation

3.     Authorize the Corporation to implement a new              Mgmt          For                            For
       performance option plan as specified

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the specified shareholder proposal

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 POWER CORP CDA                                                                              Agenda Number:  701548731
--------------------------------------------------------------------------------------------------------------------------
    Security:  739239101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  CA7392391016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       for the YE 31 DEC 2007 and the Auditor's report
       thereon

1.1    Elect Mr. Pierre Beaudoin as a Director                   Mgmt          Against                        Against

1.2    Elect Mr. Laurent Dassault as a Director                  Mgmt          For                            For

1.3    Elect Mr. Andre Desmarais as a Director                   Mgmt          For                            For

1.4    Elect Hon. Paul Desmarais as a Director                   Mgmt          Against                        Against

1.5    Elect Mr. Paul Desmarais, JR. as a Director               Mgmt          For                            For

1.6    Elect Mr. Anthony R. Graham as a Director                 Mgmt          For                            For

1.7    Elect Mr. Robert Gratton as a Director                    Mgmt          For                            For

1.8    Elect Hon. D.F. Mazankowski as a Director                 Mgmt          For                            For

1.9    Elect Mr. Jerry E.A. Nickerson as a Director              Mgmt          For                            For

1.10   Elect Mr. James R. Nininger as a Director                 Mgmt          For                            For

1.11   Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          For                            For

1.12   Elect Mr. Robert Parizeau as a Director                   Mgmt          For                            For

1.13   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          For                            For

1.14   Elect Mr. John A. Rae as a Director                       Mgmt          For                            For

1.15   Elect Mr. Amaury De Seze as a Director                    Mgmt          Against                        Against

1.16   Elect Mr. Emoke J.E.Szathmary as a Director               Mgmt          Against                        Against

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For

3.     Adopt the Executive Stock Option Plan of the              Mgmt          For                            For
       corporation increasing the number of sub-ordinate
       voting shares of the Corporation issuable pursuant
       there to

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 1: Receive the Board of Directors issue
       a report by OCT 2008, at reasonable cost and
       omitting proprietary information, that outlines
       the implications of the tightened federal sanctions
       on investment in Burma in regards to power
       corporation's investment in total S.A., and
       how this investment has been assessed against
       Power Corporation's Corporate social responsibility
       statement and its commitment to the universal
       declaration of human rights

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 2: Approve the power Corporation encourage
       its shareholders to retain their shares with
       a 10% increase of the divided normally paid
       on shares held for more than 2 years

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 3: Approve to vote after a minimum 1 year
       holding period

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 4: Approve the By-Laws of Power Corporation
       provide that, in the event of a merger or acquisition,
       an amount equal to twice the compensatory bonuses
       and benefits paid to officers and Directors
       be paid to the Employee Pension Fund

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 5: Approve the many women as men on the
       Board of Directors of Power Corporation within
       3 years of the adoption

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 6: Approve the remuneration policy regarding
       the compensation of the 5 named Executive Officers
       as well as the fees of Directors of Power Corporation
       be first adopted by the shareholders

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 7: Approve the Power Corporation regulate
       the exercise of options granted to Senior Executives
       and Directors of our Companies by specifying
       that such options cannot be exercised by the
       opines before the end of their term of office

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 8: Approve the given the serious concerns
       expressed by numerous observes and regulators
       about the impact of hedge funds and sub prime
       mortgage loans on the stability of the financial
       system, and the bank [sic] make public the
       information on its interests, direct or indirect,
       in this type of activity

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       No. 9: Approve the Power Corporation amend
       the apply a cumulative system of voting to
       the election of the Board of Directors

       Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PROSAFE SE, LARNACA                                                                         Agenda Number:  701556283
--------------------------------------------------------------------------------------------------------------------------
    Security:  M8175T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CY0100470919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of the chair of the meeting.                     Mgmt          For                            For

2.     Approval of the notice of meeting and agenda.             Mgmt          For                            For

3.     Approval of the report of the Board of Directors.         Mgmt          For                            For

4.     Approval of the annual financial statements               Mgmt          For                            For
       for the year ended 31 December 2007.

5.     Approval of the report of the auditors on the             Mgmt          For                            For
       annual financial statements for the year ended
       31 December 2007.

6.     Re-appointment of Ernst & Young as auditors               Mgmt          For                            For
       of Prosafe SE.

7.1    Election of Christian Brinch to the Board of              Mgmt          For                            For
       Directors.

7.2    Election of Gunn Elin Nicolaisen to the Board             Mgmt          For                            For
       of Directors.

7.3    Election of Ronny Johan Langeland to the Board            Mgmt          For                            For
       of Directors.

7.4    Election of Andreas Sohmen - Pao to the Board             Mgmt          For                            For
       of Directors.

8.     Approval of the remuneration of the auditors.             Mgmt          For                            For

9.     Declaring of a dividend not to exceed USD 912,000,000;    Mgmt          For                            For
       such dividend to be distributed in kind in
       the form of 90.1% of the shares in Briviba
       Public Limited (under change of name to Prosafe
       Production Public Limited) to be issued at
       the time of this annual general meeting.

10.    Authorising of the Board of Directors to implement        Mgmt          For                            For
       the acquisition by Prosafe SE of up to 10%
       of the allotted shares of Prosafe SE; such
       authorisation to be valid for 12 months from
       the date of the AGM.

11.    Increase of the authorised capital of Prosafe             Mgmt          For                            For
       SE by Euro 5,748,419.75 to the amount Euro
       63,232,617.25.  Authorising of the Board of
       Directors of Prosafe SE to issue 22,993,679
       ordinary shares of Prosafe SE in accordance
       with the Articles of Association of Prosafe
       SE.




--------------------------------------------------------------------------------------------------------------------------
 QBE INSURANCE GROUP LTD                                                                     Agenda Number:  701474013
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q78063114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Apr-2008
        ISIN:  AU000000QBE9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports and the reports             Non-Voting
       of the Directors and the Auditors of the Company
       for the YE 31 DEC 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the FYE 31 DEC 2007

3.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and for all other purposes to grant to
       the Chief Executive Officer, Mr. FM O'Halloran
       of conditional rights over a maximum of 37,250
       ordinary shares in the Company and options
       to subscribe for a maximum of 74,500 unissued
       ordinary shares of the Company and either the
       allotment or transfer of ordinary shares in
       the Company on satisfaction of and subject
       to the conditions attached to the conditional
       rights and on valid exercise of the options
       under the Company's 2007 Deferred Compensation
       Plan

4.     Re-elect Mr. C.L.A. Irby as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Clause
       76 of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 RED ELECTRICA DE ESPANA SA REE, ALCOBANDAS                                                  Agenda Number:  701564999
--------------------------------------------------------------------------------------------------------------------------
    Security:  E42807102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  ES0173093115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 MAY 2008, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. THANK YOU

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING RED ELECTRICA ESPA A, S.A. CAN BE
       ALSO BE VIEWED ON THE COMPANYS WEBSITE : http://www.ree.es/ingles/accionistas/junta/convocatoria.asp

1.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the Financial Statements (balance sheet,
       income statement and notes to financial statements)
       and the Management Report of Red El ctrica
       de Espa a, S.A. for the year ended December
       31, 2007.

2.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the Consolidated Financial Statements (consolidated
       balance sheet, consolidated income statement,
       consolidated statement of changes in net worth,
       consolidated cash flow statement and notes
       to the consolidated financial statements) and
       the Management Report of the Consolidated Group
       of Red El ctrica de Espa a, S.A., for the year
       ended December 31, 2007.

3.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the allocation of income at Red El ctrica
       de Espa a, S.A. and distribution of dividends,
       for the year ended December 31, 2007.

4.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the management carried out by the Board
       of Directors of Red El ctrica de Espa a, S.A.
       in 2007.

5.     Reelection and appointment of directors.                  Mgmt          For                            For

6.     Proposed subsidiarization of the activity of              Mgmt          For                            For
       system operator, electricity transmission network
       manager and electricity transmitter, pursuant
       to the mandate provided for in Law 17/2007,
       of July 4.

7.1    Amendment of Article 1; Name and Legal Regime;            Mgmt          For                            For
       and Article 2; Corporate Purpose.

7.2    Amendment of Article 5; Capital stock; Article            Mgmt          Abstain                        Against
       6; Accounting record of shares; and Article
       14 Quorum.

7.3    Amendment of Article 33; Scope of these Bylaws.           Mgmt          For                            For

7.4    Amendment of the Sole Additional Provision;               Mgmt          For                            For
       Special Regime for the State Industrial Holding
       Company; and elimination of the Transitional
       Provisions (One and Two).

8.1    Amendment of Article 6.3; Limitations.                    Mgmt          Abstain                        Against

8.2    Amendment of Article 15.8; Vote.                          Mgmt          Abstain                        Against

9.1    Authorization for the derivative acquisition              Mgmt          For                            For
       of treasury stock on the statutory terms and,
       as the case may be, for the direct award thereof
       to employees and Executive directors of the
       Company and to those of the companies belonging
       to its consolidated group, as compensation.

9.2    Authorization for its award as compensation               Mgmt          For                            For
       to members of the management and to Executive
       Directors of the Company and to those of the
       companies belonging to its consolidated group.

9.3    Revocation of previous authorizations.                    Mgmt          For                            For

10.    Information on the compensation policy of the             Mgmt          For                            For
       Board of Directors of Red El ctrica de Espa
       a, S.A. and ratification of Board resolutions
       setting its compensation for 2007.

11.    Delegation of powers for the full enforcement             Mgmt          For                            For
       of the resolutions adopted by the Shareholders;
       Meeting.

12.    Informing the Shareholders; Meeting of the amendments     Non-Voting
       to the Regulations of the Board of Directors
       approved at the Board Meeting held on December
       20, 2007.

13.    Informing the Shareholders Meeting of the Annual          Non-Voting
       Corporate Governance Report of Red El ctrica
       de Espa a, S.A. for 2007.

14.    Informing the Shareholders Meeting of the items           Non-Voting
       contained in the Management Report relating
       to Article 116 bis of the Securities Market
       Law.

       Please note that there have been some changes             Non-Voting
       in the Board of Directors of Red Electrica.
       All the details related to these changes can
       be found at the following two URLs: http://ww3.ics.adp.com/streetlink_data/dirGPICS/saCB57.doc
       AND  http://ww3.ics.adp.com/streetlink_data/dirGPICS/saCB59.doc




--------------------------------------------------------------------------------------------------------------------------
 REPSOL YPF S A                                                                              Agenda Number:  701508193
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8471S130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  ES0173516115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2008). CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Approve the annual accounts, Management report            Mgmt          For                            For
       and application of earnings, all for the YE
       31 DEC 2007

2.     Approve the modification of Article 49 of By              Mgmt          For                            For
       Laws

3.1    Elect Mr. Isidre Faine Casas as a Director                Mgmt          For                            For

3.2    Elect Mr. Juan Maria Nin Genova as a Director             Mgmt          For                            For

4.     Appoint the accounts Auditors                             Mgmt          For                            For

5.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares, overruling the agreement reached in
       the GM of 09 MAY 2007

6.     Authorize the Board ot ratify and execute approved        Mgmt          For                            For
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO PLC, LONDON                                                                       Agenda Number:  701491665
--------------------------------------------------------------------------------------------------------------------------
    Security:  G75754104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  GB0007188757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN ACCORDANCE WITH RIO TINTO'S           Non-Voting
       DUAL LISTED COMPANIES STRUCTURE, AS JOINT DECISION
       MATTERS, RESOLUTIONS 1 TO 10 WILL BE VOTED
       ON BY RIO TINTO PLC AND RIO TINTO LIMITED SHAREHOLDERS
       AS A JOINT ELECTORATE

1.     Receive the Company's financial statements and            Mgmt          For                            For
       the report of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006 as specified

3.     Elect Mr. Richard Evans as a Director                     Mgmt          For                            For

4.     Elect Mr. Yves Fortier as a Director                      Mgmt          For                            For

5.     Elect Mr. Paul Tellier as a Director                      Mgmt          For                            For

6.     Re-elect Mr. Thomas Albanese as a Director                Mgmt          For                            For

7.     Re-elect Mr. Vivienne Cox as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Richard Goodmanson as a Director             Mgmt          For                            For

9.     Re-elect Mr. Paul Skinner as a Director                   Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM at which accounts
       are laid before the Company and authorize the
       Audit Committee to determine the Auditors'
       remuneration

       PLEASE NOTE THAT IN ACCORDANCE WITH RIO TINTO'S           Non-Voting
       DUAL LISTED COMPANIES STRUCTURE, RESOLUTIONS
       11 TO 15 WILL BE VOTED ON BY RIO TINTO PLC
       SHAREHOLDERS ONLY

11.    Authorize the company in accordance with the              Mgmt          For                            For
       provisions of the companies Act 2006 to send,
       convey or supply all types of notices, documents
       or information to the shareholders by means
       of electronic equipment for the processing
       (including digital compression), storage and
       transmission of data, employing wires, radio
       optical technologies, or any other electromagnetic
       means, including by making such notices, documents
       of information available on a website

12.    Approve that the authority and power conferred            Mgmt          For                            For
       on the Directors in relation to their general
       authority to allot shares by Paragraph (B)
       of Article 9 of the Company's Articles of Association
       be renewed for the period ending on the later
       of 16 APR 2009 and the date of AGM is 2009,
       being no later than 30 JUN 2009, and for such
       period the Section 80 amount shall be GBP 35,571,000

S.13   Approve that the authority and power conferred            Mgmt          For                            For
       on the Directors in relation to rights issues
       and in relation to the Section 89 Amount by
       Paragraph (B) of Article 9 of the Company's
       Articles of Association be renewed for the
       period ending on the later of 16 APR 2009 and
       the date of AGM in 2009, being no later than
       30 JUN 2009, and for such period the Section
       80 amount shall be GBP 6,788,000

S.14   Authorize the Company Rio Tinto PLC, Rio Tinto            Mgmt          For                            For
       Limited and any subsidiaries of Rio Tinto Limited,
       to purchase ordinary shares of 10p each issued
       by Rio Tinto Plc [RTP ordinary shares], such
       purchases to be made in the case of Rio Tinto
       Plc by way of market purchases [Section 163
       of the Companies Act 1985] of up to 99,770,000
       RTP ordinary shares [10% of the issued, publicly
       held, ordinary share capital of the Company
       as at 22 FEB 2008] at a minimum price of 10p
       and the maximum price payable for each such
       RTP ordinary shares shall be not more than
       5% above the average of middle market quotations
       for RTP ordinary Shares derived from the London
       Stock Exchange Daily Official List, for the
       5 business days preceding the date of purchase;
       [Authority expires on 16 APR 2009 and the date
       of the AGM in 2009]; and unless such authority
       is renewed prior to that time []except in relation
       to the purchase of RTP ordinary shares, the
       contract for which was concluded before the
       expiry of such authority and which might be
       executed wholly of partly after such expiry;
       and authorize Rio Tinto Plc for the purposes
       of Section 164 of the Companies Act 1985 to
       purchase off-market from Rio Tinto Limited
       and any of its subsidiaries any RTP ordinary
       shares acquired under the authority as specified
       pursuant to one or more contracts between Rio
       Tinto Plc and Rio Tintto Limited on the terms
       of the form of the contract as specified and
       provided that: the maximum number of RTP Ordinary
       shares to be purchased pursuant to contracts
       shall be 99,770,000 RTP ordinary shares; and
       the purchase price of RTP ordinary shares pursuant
       to a contract shall be aggregate price equal
       to the average of the middle market quotations
       for RTP ordinary shares as derived from London
       stock exchange daily official list during the
       period of 5 business days immediately price
       prior to such purchase multiplied by the number
       of RTP ordinary shares the subject of the contract
       or such lower aggregate price as may be agreed
       between the Company and Rio Tinto Limited being
       not less than 1 penny, [Authority expires on
       30 JUN 2009 and the date of the AGM in 2009]

S.15   Amend the Articles of association the Company             Mgmt          For                            For
       with effect from 1 OCT 2008, or any later date
       on which Section 175 of the companies Act 2006
       comes into effect by deletion of Articles 99,
       100 and 101 in their entirely and by inserting
       in their place new Articles 99, 99A, 100, 100A
       and 101 in accordance with document produced
       to the meeting (and for the purpose of identification
       marked 'B' and initialed by the chairman) In
       accordance with Rio Tinto's Dual listed companies'
       Structure, as a class Rights action, resolution
       16 will be voted by Rio Tinto PLC limited shareholders
       separately

       PLEASE NOTE THAT IN ACCORDANCE WITH RIO TINTO'S           Non-Voting
       DUAL LISTED COMPANIES' STRUCTURE, AS a CLASS
       RIGHTS ACTION, RESOLUTION 16 WILL BE VOTED
       ON BY RIO TINTO PLC AND RIO TINTO LIMITED SHAREHOLDERS
       SEPARATELY

S.16   Amend the Articles of association the company             Mgmt          For                            For
       in accordance with Article 60(B)(i) of the
       company's Articles of association by deleting
       in its entirely Article 8A(b)(v) and the words
       for the purpose of this Article, the prescribed
       percentage shall be 100% or such lower percentage
       as the Board resolves at the date of issue
       of the DLC Dividend Share and immediately thereafter;
       b) the constitution of Rio Tinto Limited be
       amended by deleting in their entirety Rule
       SA(a)(ii)(E) and Rule SA(b)




--------------------------------------------------------------------------------------------------------------------------
 ROLLS-ROYCE GROUP PLC, LONDON                                                               Agenda Number:  701508054
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7630U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0032836487
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Elect Miss Helen Alexander CBE as a Director              Mgmt          For                            For

4.     Elect Dr. John McAdam as a Director                       Mgmt          For                            For

5.     Elect Mr. Mike Terrett as a Director                      Mgmt          For                            For

6.     Re-elect Mr. Peter Byrom as a Director                    Mgmt          For                            For

7.     Re-elect Sir John Rose as a Director                      Mgmt          For                            For

8.     Re-elect Mr. Andrew Shilston as a Director                Mgmt          For                            For

9.     Re-elect Mr. Colin Smith as a Director                    Mgmt          For                            For

10.    Re-elect Mr. Ian Strachan as a Director                   Mgmt          For                            For

11.    Re-appoint and approve the remuneration of the            Mgmt          For                            For
       Auditors

12.    Approve to allot and issue of B shares                    Mgmt          For                            For

13.    Approve the Political Donations and Expenditure           Mgmt          For                            For

14.    Approve the remuneration of Non-Executive Directors       Mgmt          For                            For

S.15   Approve the allotment of shares-Section 80 amount         Mgmt          For                            For

S.16   Approve the disapplication of pre-emption rights-Section  Mgmt          For                            For
       89 amount

S.17   Grant authority to purchase own shares                    Mgmt          For                            For

S.18   Approve to allot and issue of C shares                    Mgmt          For                            For

S.19   Adopt new Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701479455
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6629K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       proposal of the appropriation of the distributable
       profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,771,586,622.55 as follows:
       Payment of a dividend of EUR 3.15 per no-par
       share EUR 10,872.55 shall be carried forward
       Ex-dividend and payable date: 18 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 16 OCT 2009;
       the Company shall also be authorized to use
       put and call options for the repurchase of
       up to 5% of its own shares, on or before 16
       OCT 2009; the price paid and received for such
       options shall not deviate more than 5% from
       their theoretical market value, the price paid
       for own shares shall not deviate more than
       20% from the market price of the shares the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, and to retire the shares

7.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital, and the corresponding amendment to
       the Article of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 287,951,360 through
       the issue of new bearer no-par shares against
       payment in cash or kind, on or before 16 APR
       2013; Shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for a capital increase against payment
       in kind in connection with mergers and acquisitions,
       and for residual amounts

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701498013
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 21 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 28 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, the Auditors and the audit
       firm report

2.     Approve the allocation of profit                          Mgmt          For                            For

3.     Approve the Stock Option Plan for the year 2008           Mgmt          For                            For

4.     Grant authority to buy back own shares                    Mgmt          For                            For

5.     Grant authority to dispose own shares for Stock           Mgmt          For                            For
       Option Plan for the year 2008

6.     Appoint the Board of Directors and Chairman,              Mgmt          Against                        Against
       determination of their components term and
       emoluments

7.     Appoint the Board of the Auditors and Chairman,           Mgmt          For                            For
       determination of regular Auditors and Chairman
       emoluments




--------------------------------------------------------------------------------------------------------------------------
 SALZGITTER AG, SALZGITTER                                                                   Agenda Number:  701542210
--------------------------------------------------------------------------------------------------------------------------
    Security:  D80900109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0006202005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the approved annual statement             Non-Voting
       of accounts of salzgitter AG and the Group
       Statement of Accounts as of 31 DEC 2007 with
       the Combined Directors' Report, the Report
       in relation to Details in Accordance with Section
       289 Section 4 and Section 315 Section 4 of
       the Commercial Code [HGB] and the report of
       the Supervisory Board

2.     Resolution as to the use of the net annual profit         Mgmt          For                            For

3.     Resolution as to the approval to the activities           Mgmt          For                            For
       of the Members of the Board of Directors

4.     Resolution as to the approval to the activities           Mgmt          For                            For
       of the Members of the Supervisory Board

5.     Appointment of the Auditor for the Annual Statement       Mgmt          For                            For
       of accounts for the 2008 Financial Year

6.     Elections to the Supervisory Board: Messrs.               Mgmt          For                            For
       Karl Ehlerding, Dr. Lothar Hagebolling, Prof.
       Dr. Ing., Dr. H.C. Jurgen Hesselbach, Dr. Dieter
       Koster, Dr. Arno Morenz, Prof. Dr. Hannes Rehm,
       Dr. Rudolf Rupprecht, Dr. Johannes Teyssen,
       Rainer Thieme, Prof. Dr. Martin Winterkorn,
       Dr. Werner Tegtmeier, Manfred Bogen, Hasan
       Cakir, Ulrich Dickert, Hannelore Elze, Jurgen
       Peters, Udo Pfante, Christian Schwandt, Friedrich-Wilhelm
       Tolkes, Dr. Hans-Jurgen Urban, Helmut weber

7.     Authorization to purchase, sell and redeem own            Mgmt          For                            For
       shares with the possibility of an exclusion
       of share options under Section 1 No. 8 Stock
       Corporation Act (AktG)




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701510960
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8231K102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       Resolution; [Authority expires until the conclusion
       of the next AGM of the Company]

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares each fully paid in the capital of the
       Company [Shares] not exceeding in aggregate
       the maximum limit for the purposes of Sections
       76C and 76E of the Companies Act, Chapter 50
       of Singapore [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       in the capital of the Company [the 'Shares']
       not exceeding in aggregate the Maximum Limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price [as hereafter
       defined], whether by way of: [a] market purchase[s]
       on the SGX-ST and/or any other securities exchange
       on which the Shares may for the time being
       be listed and quoted [Other Exchange]; [b]
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       the Other Exchange] in accordance with any
       equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, unconditionally
       [the Share Purchase Mandate]; to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this Resolution; [Authority
       expires the earlier of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held]

S.3    Amend the Article 87 of the Articles of Association       Mgmt          For                            For
       of the Company be altered in the manner as
       specified




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701524135
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8231K102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors report thereon

2.     Declare a final one-tier tax exempt dividend              Mgmt          For                            For
       of 5.16 cents per ordinary share for the YE
       31 DEC 2007

3.     Re-elect Mr. Tan Kwi Kin as a Director, who               Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

4.     Re-elect Mr. Tan Tew Han [independent, Chairman           Mgmt          For                            For
       of Audit Committee] as a Director, who retires
       by rotation pursuant to Article 91 of the Company's
       Articles of Association

5.     Re-elect Mr. Tang Kin Fei as a Director, who              Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

6.     Re-elect Mr. Mdm Ngiam Joke Mui, who will cease           Mgmt          Against                        Against
       to hold office pursuant to Article 97 of the
       Company's Articles of Association

7.     Approve the sum of SGD 980,208 as the Directors'          Mgmt          For                            For
       fees for the FYE 31 DEC 2007

8.     Appoint Mr. Richard Edward Hale OBE as a Director         Mgmt          For                            For
       of the Company to hold such office from the
       date of this AGM until the next AGM of the
       Company pursuant to Section 153(6) of the Companies
       Act, Chapter 50

9.     Appoint KPMG as the Auditors of the Company               Mgmt          For                            For
       in place of the retiring Auditors, Ernst &
       Young, to hold office until the conclusion
       of the next AGM of the Company and authorize
       the Directors of the Company to fix their remuneration

10.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus, or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, 1) the aggregate number of shares
       to be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (2) below]; 2) [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph
       (1) above, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent bonus issue
       or consolidation or subdivision of shares;
       3) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and 4) [unless revoked
       or varied by the Company in general meeting]
       [Authority expires earlier at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

11.    Authorize the Directors to: a) grant awards               Mgmt          For                            For
       in accordance with the provisions of the Sembcorp
       Marine Performance Share Plan [the Performance
       Share Plan] and/or the Sembcorp Marine Restricted
       Stock Plan [the Restricted Stock Plan] [the
       Performance Share Plan and the Restricted Share
       Plan, together the Share Plans]; and b) allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options granted under the Sembcorp
       Marine Share Option Plan and/or such number
       of fully paid shares as may be required to
       be issued pursuant to the vesting of awards
       granted under the Share Plans, provided that
       the aggregate number of ordinary shares to
       be issued pursuant to the Share Plans and the
       Sembcorp Marine Share Option Plan shall not
       exceed 15% of the total number of issued ordinary
       shares in the capital of the Company [excluding
       treasury shares] from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SGL GROUP, WIESBADEN                                                                        Agenda Number:  701495459
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6949M108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0007235301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 financial year with
       the report of the Supervisory Board, the group
       financial statements and group annual report,
       and the report of the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 36,623,000 as follows: EUR 36,623,000
       shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 Financial            Mgmt          For                            For
       year.: Ernst and Young AG, Eschborn/Frankfurt

6.     Elections to the Supervisory Board                        Mgmt          For                            For

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital III, the creation of a new
       authorized capital III, and the corresponding
       amendment to the Article of Association; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 23,873,251.84 through the issue of
       up to 9,325,669 new bearer no-par shares against
       payment in cash, on or before 26 APR 2012,
       shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price and for residual amounts

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10 % of its share
       capital, at a price differing neither more
       than 10 % from the market price of the shares
       if they are acquired through the stock exchange,
       nor more than 15 % if they are acquired by
       way of a repurchase offer, on or before 24
       OCT 2009, the Board of Managing Directors shall
       be authorized to sell the shares on the Stock
       Exchange or to offer them to all shareholder,
       to dispose of the shares in a manner other
       than the stock ex change or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions , as employee shares, or for satisfying
       existing conversion or option rights, to use
       up to 30,000 own shares within the Company's
       Matching Share Plan, and to retire the shares

9.     Approval of the transformation of the Company             Mgmt          For                            For
       into a European Company [Societas Europaea,
       SE], the appointment of members of shareholders,
       representatives to the Supervisory Board, and
       appointment of the Auditors for the first FY
       of the SE the Company shall be transformed
       in to a European Company, upon the transformation,
       the term of office for the members of the Supervisory
       Board will end, Max Dietrich Kley, Prof. Utz-Hellmuth
       Felcht, Dr. Claus Hendricks, Dr. Hubert Lienha
       Rd, Andrew H. Simon, and Dr. Daniel Camus shall
       be appointed as representatives of the shareholders
       to the Supervisory Board, Ernst and Young AG,
       Eschborn/Frankfurt shall be appointed as the
       Auditor for the first FY of the SE

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SGS SA, GENEVE                                                                              Agenda Number:  701473679
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7484G106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  CH0002497458
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440073, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 446792 DUE TO DELETION OF A RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2007 annual report and accounts               Mgmt          For                            For
       of SGS SA [report of the Auditors]; 2007 consolidated
       accounts of the SGS Group [report of the Group
       Auditors]

2.     Approve to release the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of the profits resulting        Mgmt          For                            For
       from the balance sheet of SGS SA

4.     Elect Mr. Thomas Limberger as a Director for              Mgmt          Against                        Against
       a term of office ending at the AGM to be held
       in 2010

5.     Re-elect Deloitte SA, Geneva, as the Auditors             Mgmt          For                            For
       of SGS SA and Group Auditors for the year 2008




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS A G                                                                                 Agenda Number:  701427785
--------------------------------------------------------------------------------------------------------------------------
    Security:  D69671218                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  DE0007236101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Receive Supervisory Board report, Corporate               Non-Voting
       Governance report, remuneration report, and
       compliance report for fiscal 2006/ 2007

2.     Receive financial statements and statutory reports        Non-Voting
       for fiscal 2006/2007

3.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 1.60 per share

4.1    Postpone discharge of former Management Board             Mgmt          Against                        Against
       Member Mr. Johannes Feldmayer

4.2    Approve discharge of former Management Board              Mgmt          Against                        Against
       Member Mr. Klaus Kleinfeld (until June 30,
       2007)

4.3    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Peter Loescher (as of July 1, 2007)

4.4    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Heinrich Hiesinger (as of June 1, 2007)

4.5    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Joe Kaeser for fiscal 2006/2007

4.6    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Rudi Lamprecht for fiscal 2006/2007

4.7    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Eduardo Montes for fiscal 2006/2007

4.8    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Juergen Radomski for fiscal 2006/2007

4.9    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Erich Reinhardt for fiscal 2006/2007

4.10   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Hermann Requardt for fiscal 2006/2007

4.11   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Uriel Sharef for fiscal 2006/2007

4.12   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Klaus Wucherer for fiscal 2006/2007

4.13   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Johannes Feldmayer (until September 30,
       2007), if discharge should not be postponed

5.1    Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Heinrich von Pierer (until April 25,
       2007)

5.2    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Gerhard Cromme for fiscal 2006/2007

5.3    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Ralf Heckmann for fiscal 2006/2007

5.4    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Josef Ackermann for fiscal 2006/2007

5.5    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Lothar Adler for fiscal 2006/2007

5.6    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Gerhard Bieletzki for fiscal 2006/2007

5.7    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. John Coombe for fiscal 2006 /2007

5.8    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Hildegard Cornudet for fiscal 2006/2007

5.9    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Birgit Grube for fiscal 2006/2007

5.10   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Bettina Haller (as of April 1, 2007)

5.11   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Heinz Hawreliuk for fiscal 2006/2007

5.12   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Berthold Huber for fiscal 2006/2007

5.13   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Walter Kroell for fiscal 2006 /2007

5.14   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Michael Mirow (as of April 25, 2007)

5.15   Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Mr. Wolfgang Mueller (until January
       25, 2007)

5.16   Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Mr. Georg Nassauer (until March 31,
       2007)

5.17   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Thomas Rackow for fiscal 2006/2007

5.18   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Dieter Scheitor (as of January 25, 2007)

5.19   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Albrecht Schmidt for fiscal 2006/2007

5.20   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Henning Schulte-Noelle for fiscal 2006/
       2007

5.21   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Peter von Siemens for fiscal 2006/2007

5.22   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Jerry Speyer for fiscal 2006/2007

5.23   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Lord Iain Vallance of Tummel for fiscal 2006
       /2007

6.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          For                            For
       as the Auditors for fiscal 2007/2008

7.     Authorize Share Repurchase Program and reissuance         Mgmt          For                            For
       or cancellation of Repurchased Shares

8.     Authorize use of Financial Derivatives of up              Mgmt          For                            For
       to 5% of Issued Share Capital when Repurchasing
       Shares

9.1    Elect Josef Ackermann to the Supervisory Board            Mgmt          Against                        Against

9.2    Elect Jean-Louis Beffa to the Supervisory Board           Mgmt          For                            For

9.3    Elect Gerd von Brandenstein to the Supervisory            Mgmt          For                            For
       Board

9.4    Elect Gerhard Cromme to the Supervisory Board             Mgmt          Against                        Against

9.5    Elect Michael Diekmann to the Supervisory Board           Mgmt          For                            For

9.6    Elect Hans Michael Gaul to the Supervisory Board          Mgmt          For                            For

9.7    Elect Peter Gruss to the Supervisory Board                Mgmt          For                            For

9.8    Elect Nicola Leibinger- Kammueller to the Supervisory     Mgmt          For                            For
       Board

9.9    Elect Hakan Samuelsson to the Supervisory Board           Mgmt          For                            For

9.10   Elect Lord Iain Vallance of Tummel to the Supervisory     Mgmt          For                            For
       Board

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SIKA AG, BAAR                                                                               Agenda Number:  701484723
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7631K158                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  CH0000587979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the annual report, [including remuneration        Mgmt          For                            For
       reports] annual financial statements and consolidated
       financial statements for 2007

2.     Approve the appropriation of the retained earnings        Mgmt          For                            For
       of Sika AG

3.     Grant discharge to the Administrative Bodies              Mgmt          For                            For

4.1    Re-election Mr. Urs F. Burkard as a Member of             Mgmt          For                            For
       the Board of Directors for a further 3-year
       term of office

4.2    Appoint Ernst and Young AG as the Statutory               Mgmt          For                            For
       and Group Auditors

5.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SNC LAVALIN GROUP INC                                                                       Agenda Number:  701508977
--------------------------------------------------------------------------------------------------------------------------
    Security:  78460T105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  CA78460T1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the report of the Directors to the shareholders, Non-Voting the consolidated financial statements of the Corporation for the YE 31 DEC 2007 and the
       Auditors' report thereon

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE IN FAVOR OR ABSTAIN ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1. THANK YOU.

1.1    Elect Mr. D. Goldman as a Director for the ensuing        Mgmt          For                            For
       year

1.2    Elect Mr. P.A. Hammick as a Director for the              Mgmt          For                            For
       ensuing year

1.3    Elect Mr. J. Lamarre as a Director for the ensuing        Mgmt          For                            For
       year

1.4    Elect Mr. P.H. Lessard as a Director for the              Mgmt          For                            For
       ensuing year

1.5    Elect Mr. E.A. Marcoux as a Director for the              Mgmt          For                            For
       ensuing year

1.6    Elect Mr. L.R. Marsden as a Director for the              Mgmt          For                            For
       ensuing year

1.7    Elect Mr. C. Mongeau as a Director for the ensuing        Mgmt          For                            For
       year

1.8    Elect Mr. G. Morgan as a Director for the ensuing         Mgmt          For                            For
       year

1.9    Elect Mr. H.D. Segal as a Director for the ensuing        Mgmt          For                            For
       year

1.10   Elect Mr. L.N. Stevenson as a Director for the            Mgmt          For                            For
       ensuing year

1.11   Elect Mr. J.P. Vettier as a Director for the              Mgmt          For                            For
       ensuing year

2.     Appoint Deloittee & Touche LLP as the Auditors            Mgmt          For                            For
       for the ensuing year

3.     Approve the Shareholder Right Plan and adopt              Mgmt          For                            For
       the Shareholder Rights Plan Agreement resolution

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA, BARCELONA                                        Agenda Number:  701515035
--------------------------------------------------------------------------------------------------------------------------
    Security:  E55282318                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  ES0141330C19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       31 MAY 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, Management and               Mgmt          For                            For
       Auditors reports for the fiscal year 2007

2.     Approve the Management of the Board of Administration,    Mgmt          For                            For
       the president and the management of the Company

3.     Approve the proposed application of earnings,             Mgmt          For                            For
       from the period including the payment of a
       dividend

4.     Approve the fixation of the number of Board               Mgmt          For                            For
       members as well as resignations, re-elect and
       new appointments

5.     Re-elect the accounts Auditor for the Company             Mgmt          For                            For
       and group

6.     Approve to delegate the favour of the Board               Mgmt          For                            For
       to increase the share capital in accordance
       with Article 153.1.B of the Company Law, by
       up to a maximum of half the current value;
       right to exclude preferential subscription
       rights and to stipulate the exact emissions
       amend the relevant Article in Company Bylaws

7.     Approve to delegate the favour of the Board               Mgmt          For                            For
       to issue fixed income securities

8.     Authorize the acquisition of own shares, overwriting      Mgmt          For                            For
       the previous authorization

9.     Approve the modified texts of the Bylaws relating         Mgmt          For                            For
       to changes approved in the meeting

10.    Approve to transfer of the account balance of             Mgmt          For                            For
       EUR 128.061.244 from the revaluation reserves
       to the voluntary reserves

11.    Approve to delegate the powers to execute the             Mgmt          For                            For
       resolutions agreed in the meeting




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC MED TERM NTS CDS-                                                         Agenda Number:  701513409
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CA8672291066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the Corporation for the YE 31 DEC 2007 together
       with the auditors report

1.1    Elect Mr. Mel E. Benson as a Director of Corporation      Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.2    Elect Mr. Brian A. Canfield as a Director of              Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.3    Elect Mr. Bryan P. Davies as a Director of Corporation    Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.4    Elect Mr. Brian A. Felesky as a Director of               Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.5    Elect Mr. John T. Ferguson as a Director of               Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.6    Elect Mr. W. Douglas Ford as a Director of Corporation    Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.7    Elect Mr. Richard L. George as a Director of              Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.8    Elect Mr. John R. Huff as a Director of Corporation       Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.9    Elect Mr. M. Ann Mccaig as a Director of Corporation      Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.10   Elect Mr. Michael W. O'Brien as a Director of             Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.11   Elect Mr. Eira M. Thomas as a Director of Corporation     Mgmt          For                            For
       to hold office until the close of the next
       AGM

2.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor of the Corporation for the ensuing
       year

3.     Amend and restate the Corporation's Shareholder           Mgmt          For                            For
       Rights Plan

S.4    Amend the Corporation's Articles to divide the            Mgmt          For                            For
       issued and outstanding common shares of Suncor
       on a two-for-one basis

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SWISS LIFE HOLDING, ZUERICH                                                                 Agenda Number:  701534162
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7354Q135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0014852781
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 439005, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive 2007 annual report, reports of the statutory      Mgmt          For                            For
       Auditors and the Group Auditors

2.1    Approve the appropriation of profit                       Mgmt          For                            For

2.2    Approve to reduce the share capital by repayment          Mgmt          For                            For
       of par value; amend the Articles of Association

3.     Ratify the actions of the Members of the Board            Mgmt          For                            For
       of Directors

4.     Approve the share buy-back programme                      Mgmt          For                            For

5.1    Amend the Clause 1 of the Articles of Association         Mgmt          For                            For
       [Company name]

5.2    Amend the Clause 8.2, paragraph 1 of the Articles         Mgmt          For                            For
       of Association [voting rights representation]

6.1    Re-elect Mr. Gerold Buehrer to the Board of               Mgmt          For                            For
       Directors

6.2    Re-elect Mr. Paul Embrechts to the Board of               Mgmt          For                            For
       Directors

6.3    Re-elect Mr. Franziska Tschudi to the Board               Mgmt          For                            For
       of Directors

6.4    Elect Mr. Rolf Doerig to the Board of Directors           Mgmt          For                            For

7.     Elect the Statutory Auditors and the Group Auditors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THOMSON-REUTERS PLC, LONDON                                                                 Agenda Number:  701551790
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8847Z105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B29MWZ99
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. David Thomson as a Director                     Mgmt          For                            For

2.     Elect Mr. W. Geoffrey Beattie as a Director               Mgmt          For                            For

3.     Elect Mr. Niall Fitzgerald, KBE as a Director             Mgmt          For                            For

4.     Elect Mr. Tom Glocer as a Director                        Mgmt          For                            For

5.     Elect Ms. Mary Cirillo as a Director                      Mgmt          For                            For

6.     Elect Mr. Stephen A. Denning as a Director                Mgmt          For                            For

7.     Elect Mr. Lawton Fitt as a Director                       Mgmt          For                            For

8.     Elect Mr. Roger L. Martin as a Director                   Mgmt          For                            For

9.     Elect Mr. Sir Deryck Maughan as a Director                Mgmt          For                            For

10.    Elect Mr. Ken Olisa as a Director                         Mgmt          For                            For

11.    Elect Mr. Richard L. Olver as a Director                  Mgmt          For                            For

12.    Elect Mr. Vance K. Opperman as a Director                 Mgmt          For                            For

13.    Elect Mr. John M. Thompson as a Director                  Mgmt          For                            For

14.    Elect Mr. Peter J. Thomson as a Director                  Mgmt          For                            For

15.    Elect Mr. John A. Tory as a Director                      Mgmt          For                            For

16.    Appoint the Canadian firm PricewaterhouseCoopers          Mgmt          For                            For
       LLP as the Auditors of Thomson Reuters Corporation
       and ratify the appointment of the UK firm PricewaterhouseCoopers
       LLP as the Auditors of Thomson Reuters PLC
       and authorize Mr. Thomson Reuters Board to
       fix the Auditor's remuneration and ratify the
       authority previously given to the Thomson Reuters
       Board to fix the Auditor's remuneration




--------------------------------------------------------------------------------------------------------------------------
 TINGYI (CAYMAN ISLANDS) HOLDING CORP                                                        Agenda Number:  701479936
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8878S103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the conditional upon The Stock Exchange          Mgmt          For                            For
       of Hong Kong Limited of the listing of and
       permission to deal in the shares falling to
       be issued pursuant to the exercise of any options
       granted under the Share Option Scheme as specified
       [the Share Option Scheme], and adopt the Share
       Option Scheme to be the Share Option Scheme
       of the Company; and authorize the Directors
       of the Company to grant options thereunder
       and to allot and issue shares pursuant to the
       Share Option Scheme and take all such steps
       as may be necessary or desirable to implement
       such Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  701562414
--------------------------------------------------------------------------------------------------------------------------
    Security:  F92124100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447484 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 5,778,925,418.44, balance available
       for distribution: EUR 8,275,800,768.51 Dividends:
       EUR 4,983,591,440.79 as retained earnings:
       EUR 3,292,209,327.72 as required by Law, it
       is reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 4,426.30 for FY
       2006, EUR 3,930.90 for FY 2005, EUR 3,339.80
       for FY 2004; the interim dividend of EUR 1.00
       was already paid on 16 NOV 2007, the remaining
       dividend of EUR 1.07 will be paid on 23 MAY
       2008, and will entitle natural persons to the
       50% allowance, in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-38
       of the French Commercial Code; and approve
       the agreements entered into or which remained
       in force during the FY

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Thierry Desmarest

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Christophe De Margerie

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions; the maximum purchase price:
       EUR 80.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 7,050,558,160.00;
       [Authority expires at the end of 18 months
       period]; to take all necessary measures and
       accomplish all necessary formalities; authorize
       supersedes the fraction unused; authorization
       granted by the shareholders' meeting of 11
       MAY 2007 in its Resolution 5

O.8    Approve to renew the appointment of Mr. M. Paul           Mgmt          For                            For
       Desmarais Jr. as a Director for a 3-year period

O.9    Approve to renew the appointment of Mr. Bertrand          Mgmt          For                            For
       Jacquillat as a Director for a 3-year period

O.10   Approve to renew the appointment of Mr. Lord              Mgmt          For                            For
       Peter Levene of Portspoken as a Director for
       a 3-year period

O.11   Appoint Ms. Patricia Barbizet as a Director               Mgmt          For                            For
       for a 3-year period

O.12   Appoint Mr. M. Claude Mandil as a Director for            Mgmt          For                            For
       a 3-year period

E.13   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 2,500,000,000.00 by issuance
       with preferred subscription rights maintained,
       of shares and or debt securities; to increase
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 10,000,000,000.00, by way of
       capitalizing reserves, profits, premiums or
       other means, provided that such capitalization
       is allowed By-Law and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [Authority expires at the end
       of 26 months]; and this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.14   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 875,000,000.00 by issuance
       with preferred subscription rights maintained,
       of ordinary shares or debt securities; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00;
       [Authority expires at the end of 26 months];
       this amount shall count against the overall
       value set forth in Resolution 13; and to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to 1-10
       of the new capital after each increase

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires at the end of 26 months]; this amount
       shall count against the overall value set forth
       in Resolution 14; and to decide to cancel the
       shareholders' preferential subscription rights;
       and to take all necessary measures and accomplish
       all necessary formalities

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions as
       its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at the end of 26 months]; the nominal
       amount that shall not exceed EUR 1.5 and to
       decide to cancel the shareholders' preferential
       subscription rights in favour of the employees
       for whom the capital increase is reserved;
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.17   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 0.8% of the
       share capital; [Authority expires at the end
       of 38 months]; to take all necessary measures
       and accomplish all necessary formalities; this
       authorize supersedes the fraction unused of
       the authorization granted by the shareholders'
       meeting of 17 MAY 2005 in its Resolution No.13

A.     PLEASE NOTE THAT THIS A SHAREHOLDERS PROPOSAL:            Shr           Against                        For
       Approve to remove the terms of office of Mr.
       Mantoine Jeancourt Galignani as a Director

B.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Amend the Article 12 of  the ByLaws

C.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Authorize the Board of Directors to grant,
       for free, on one or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.2% of the share capital [Authority expires
       at the end of 26 month period]; this amount
       shall count against the overall value set forth
       in resolution 13; to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries of the shares that are
       granted; and to take all necessary measures
       and accomplish all necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701443739
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Feb-2008
        ISIN:  BE0003626372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 435394 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to decrease the capital by an amount              Mgmt          For                            For
       of EUR 55,318,113.26 to bring the capital from
       EUR 466,558,242.74 to EUR 411,240,129.48 by
       deduction of all untaxed reserves previously
       incorporated into the capital and their transfer
       to the account of untaxed reserves

2.     Approve to increase the capital by an amount              Mgmt          For                            For
       of EUR 88,759,870.52 to bring the capital from
       EUR 411,240,129.48 to EUR 500,000,000 by deduction
       on the carried-forward benefits on the balance-sheet
       at 31 DEC 2006 and without issuance of new
       shares

3.     Approve the cancellation of 1,197,325 treasury            Mgmt          For                            For
       shares held by the Company, without reduction
       of the registered capital, nor of the entry
       issuance premium and with the proportional
       cancellation of the reserve unavailable for
       distribution formed in accordance with the
       Article 623 of the Companies Code

4.     Amend Article 5 of the Articles of Association            Mgmt          For                            For
       relating to the capital; and approve the replacement
       of Article 5 of the Articles of Association
       by the text as specified

5.     Approve, effective as from 29 FEB 2008, to split          Mgmt          For                            For
       of each share resulting from the amalgamation
       of shares resolved upon by the general meeting
       of shareholders of 26 JUL 1989 by a factor
       of 5, it being understood that the shares that
       were not subject to the amalgamation are not
       split; acknowledgment that each pair of 2 shares
       held by the same shareholder that have not
       yet been subject to the amalgamation resolved
       upon by the general meeting of shareholders
       of 26 JUL 1989 is converted into 1 new share
       as a matter of Law, as from 29 FEB 2008

6.     Approve, effective 29 FEB 2008, the replacement           Mgmt          For                            For
       of all Bearer Shares, including the shares
       that have not yet been subject to the amalgamation
       resolved upon by the general meeting of shareholders
       of 26 JUL 1989, by dematerialized Shares or
       by registered shares

7.1    Approve the replacement of Article 5 of the               Mgmt          For                            For
       Articles of Association by the text as specified

7.2    Approve the replacement of the 1st Paragraph              Mgmt          For                            For
       of Article 7 of the Articles of Association
       by the text as specified and deletion of the
       transitional provisions as specified at the
       end of Article 7

7.3    Approve the modification of Article 16 of the             Mgmt          For                            For
       Article of Association relating to the convening
       of the general meetings of the shareholders;
       the replacement of the 1st sentence of the
       3rd Paragraph by the text as specified

7.4    Approve the replacement of Item (a) of the 1st            Mgmt          For                            For
       Paragraph of Article 17 of the Articles of
       Association by text as specified; the transformation
       of the 2nd Paragraph under Item (b) of Article
       17, into Item (c) and replacement of the latter
       by the text as specified; the renumbering Item
       (c) into Item (d) and replacement of this item
       by the text as specified; the deletion of the
       2nd Paragraph of Article 17; and the replacement
       of the 5th Paragraph of Article 17 of the Articles
       of Association by the text as specified

7.5    Approve the modification of Article 18 of the             Mgmt          For                            For
       Articles of Association relating to the conduct
       of the meetings of shareholders; the replacement
       of the 2 last sentences of the 3rd Paragraph
       of Article 18 of the Articles of Association
       by the text as specified

7.6    Approve the modification of Article 24 of the             Mgmt          For                            For
       Articles of Association containing transitional
       provisions concerning the split of the shares
       of the company; the replacement of Article
       24 of the Articles of Association by the text
       as specified

8.     Authorize the Company to acquire on a regulated           Mgmt          For                            For
       market, until the 2009 OGM of shareholders,
       own shares in the Company, within the limits
       provided for by Articles 620 and following
       of the Company Code, at a price per share comprised
       between EUR 20 and EUR 250; in case of approval
       of the split of the shares by a factor of 5
       by the EGM of shareholders, replacement of
       such authorization, as from 29 FEB 2008 by
       the following: authorization to the Company,
       as from 29 FEB 2008, to acquire on a regulated
       market, until the 2009 OGM of shareholders,
       own shares in the Company, within the limits
       provided for by Articles 620 and following
       of the Company Code, at a price per share comprised
       between EUR 4 and EUR 75; and authorize the
       Company's subsidiaries to acquire on a regulated
       market, or in any other way whatsoever, shares
       in the Company in accordance with the conditions
       of the authorization granted to the Company




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701512534
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505168                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003884047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Directors' report on the 2007 financial year              Non-Voting

2.     Auditors' report on the 2007 financial year               Non-Voting

3.A    Approve the annual accounts account as at 31              Mgmt          Abstain                        Against
       DEC 2007 showing a profit for the FY in the
       amount of EUR 762,554,607.33

3.B    Approve the proposed appropriation of the result-         Mgmt          For                            For
       including the dividend

4.A    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors in respect of their mandates in
       2007

4.B    Grant discharge to the Auditor in respect of              Mgmt          For                            For
       its auditing assignment in 2007

5.A    Re-elect Mr. Uwe-Ernst Bufe as a Director for             Mgmt          Against                        Against
       a period of 3 years expiring at the 2011 OGM

5.B    Re-elect Mr. Arnoud de pret as a Director for             Mgmt          For                            For
       a period of 3 years expiring at the 2011 OGM

5.C    Re-elect Mr. Jonathan Oppenheimer as a Director           Mgmt          For                            For
       for a period of 3 years expiring at the 2011
       OGM

5.D    Re-elect Mr. Guy Paquot as a Director for a               Mgmt          For                            For
       period of 3 years expiring at the 2011 OGM

5.E    Approve the Board's remuneration proposed for             Mgmt          For                            For
       the 2008 FY constituting a fixed fee for a
       total amount of EUR 200,000 and a fee per attended
       meeting of EUR 5,000 for the Chairman and EUR
       2,500 for the Directors

6.     Reappoint the Auditor PricewaterhouseCoopers              Mgmt          For                            For
       represented by Mr. Raf Vander Stichele and
       approve the annual remuneration for an amount
       of EUR 476,000




--------------------------------------------------------------------------------------------------------------------------
 VINCI SA, RUEIL MALMAISON                                                                   Agenda Number:  701528741
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5879X108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000125486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for FY, in the form presented to
       the meeting, consolidated earnings for FY:
       EUR 1,461,000,000.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       earnings for the FY: EUR 4,513,000,000.00

O.3    Approve the earnings for the FY:EUR 4,513,174,930.57,     Mgmt          For                            For
       retained earnings: EUR 3,624,515,550.96 and
       distributable income: EUR 8,137,690,481.53
       and the recommendations of the Board of Directors
       and resolves that the income for the FY be
       appropriated as follows: legal reserve: EUR
       3,838,464.00, dividends as deposit: EUR 220,740,951.53,
       dividends as balance: EUR 493,260,426.75, retained
       earnings: EUR 7,419,850,639.25, balance available
       for distribution: EUR 8,137,690,481.53 in the
       event that the Company holds some of its own
       shares on such date, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account, and reminds
       that an interim dividend of EUR 0.47 was already
       paid on 20 DEC 2007, the remaining dividend
       of EUR 1.05 will be paid on 01 JAN 2007, and
       will entitle natural persons to the 50% allowance,
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 3.50 for FY 2004, EUR 2.00 for
       FY 2005, EUR 2.65 for FY 2006

O.4    Approve to decides to offer to every shareholders         Mgmt          For                            For
       the possibility of opting for the payment in
       new shares of the Company, the shareholders
       can opt for the payment of the balance of the
       cash dividend or in shares between 23 MAY 2008
       and 09 JUN 2008, beyond this date, the balance
       of the dividend will be paid only in case;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

O.5    Approve to renew the appointment of Mr. Dominique         Mgmt          For                            For
       Bazy as a Director for a 4 year period

O.6    Approve to renew the appointment of Mr. Quentin           Mgmt          For                            For
       Davies as a Director for a 4 year period

O.7    Appoint Mr. Denis Vernoux as a Director for               Mgmt          For                            For
       a 4 year period

O.8    Appoint Mr. Jean Louis Depoues as a Director              Mgmt          For                            For
       for a 4 year period

O.9    Appoint the Mr. Bernhard Klemm as a Director              Mgmt          For                            For
       for a 4 year period

O.10   Appoint the Mr. Jean Ceccaldi as a Director               Mgmt          For                            For
       for a 4 year period

O.11   Appoint the Mr. Alain Dupont as a Director for            Mgmt          For                            For
       a 4 year period

O.12   Appoint the Mr. Michel Daire as Director for              Mgmt          For                            For
       a 4 year period

O.13   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00 maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 3,000,000,000.00; and supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2007 in its
       Resolution 11, and to take all necessary measures
       and accomplish all necessary formalities[Authority
       expires at the end of 18 month period]

O.14   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       Divestment of Vinci of his participation in
       Cofiroute

O.15   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       loan to finance the acquisition of the participation
       in Cofiroute

O.16   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       said report between Vinci, Cofiroute and Operadoradel
       Bosque

O.17   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       installment of the pension

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 months
       period; this authorization supersedes the fraction
       unused of 10 MAY 2007 in its Resolution 15[Authority
       expires at the end of 18 month period]

E.19   Authorize the Board of Directors the necessary            Mgmt          For                            For
       to increase the capital on 1 or more occasions,
       in France or abroad, with preferred subscription
       rights maintained, of share and debt5 securities;
       and to cancel the shareholders' preferential
       subscription rights and this authorization
       supersedes the fraction unused of 10 MAY 2007
       in its Resolution 18 and 19, settle in 100,000,000.00
       and authorization supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 10 MAY 2007 in its Resolution16,18,19,20
       and 25, settle in 200,000,000.00, the number
       of shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contribution cannot exceed
       5% of its capital, and to take all necessary
       measures and accomplish all necessary formalities[Authority expires at the end of 26 month period]

E.20   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital; and to take all necessary measures
       and accomplish all necessary formalities [Authority
       expires at the end of 38 month period]

E.21   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VOLKSWAGEN AG, WOLFSBURG                                                                    Agenda Number:  701503105
--------------------------------------------------------------------------------------------------------------------------
    Security:  D94523145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  DE0007664005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AGENDA:                                                   Non-Voting

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 03 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the FY 2007 with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 744, 628, 537.61 as follows:
       payment of a dividend of EUR 1.80 per ordinary
       shares and EUR 1.86 per preferred shares EUR
       24, 478, 256.21 shall be carried forward ex-dividend
       and payable date 25 APR 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       DIrectors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.1    Elect Mr. Christian Wulff as the Supervisory              Mgmt          For                            For
       Board

5.2    Elect Mr. Walter Hirche as the Supervisory Board          Mgmt          For                            For

5.3    Election Dr. Wolfgang Porsche as the Supervisory          Mgmt          For                            For
       Board

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       up to 39, 660, 097 own ordinary and/or shares,
       at a price differing neither more than 5% from
       the Market price of the shares if they are
       acquired through the Stock Exchange, nor more
       than 20%, if they are acquired by way of a
       repurchase offer, between 20 OCT 2008 and 24
       OCT 2009, the Board of Managing Directors shall
       be authorized to float the shares on foreign
       Stock Exchanges, to use the shares in connection
       with mergers and acquisitions or for satisfying
       existing convections and/or option rights,
       to sell the shares to the Executives and the
       Employees of the Company and its Affiliates,
       and to retire the shares

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Volkswen Gewerbegrund Gmbh, effective retroactively
       from 1 JAN 2008 for a period of at least 10
       years

8.     Appointment of Auditors for the FY 2008 PricewaterhouseCoopersMgmt          For                            For
       AG, Hanover

9.1    Amendments to the Articles of Association: Proposal       Shr           For                            Against
       Porsche Automobil Holding SE

9.2    Amendments to the Articles of Association: Proposal       Shr           For                            Against
       Hannoversche Beteiligungsgesellschaft mbH

       PLEASE NOTE THAT VOTING INSTRUCTIONS HAVE TO              Non-Voting
       BE RECEIVED IN WRITTEN FORM FOR VOTING RIGHTS
       TO BE EXERCISED AT THIS MEETING. IF YOU WISH
       TO VOTE, PLEASE EMAIL KATHARINA MUELLER (KATHARINA.MUELLER@BROADRIDGE.COM)
       AND SIMONE KORN (SIMONE.KORN@BROADRIDGE.COM)
       TO REQUEST THE NECESSARY FORMS. WHEN REQUESTING
       FORMS, PLEASE STATE YOUR PROXYEDGE INSTITUTION
       ID TO MAKE SURE YOU RECEIVE THE CORRECT DOCUMENTATION
       FOR YOUR ACCOUNTS. IF YOU ONLY WANT TO VOTE
       A SUBSET OF YOUR ACCOUNTS, PLEASE LIST ALL
       ACCOUNTS TO BE VOTED IN ADDITION TO YOUR PROXYEDGE
       ID. VOTES INPUT INTO PROXYEDGE WILL BE RECORDED
       FOR RECORD KEEPING PURPOSES BUT WILL NOT BE
       ACTED ON IN THE GERMAN MARKET.

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 WAERTSILAE CORPORATION, HELSINKI                                                            Agenda Number:  701473237
--------------------------------------------------------------------------------------------------------------------------
    Security:  X98155116                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Mar-2008
        ISIN:  FI0009003727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.1    Adopt the Accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 4.25 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the number of Board Members                       Mgmt          For                            For

1.6    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          Against                        Against

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Approve to combine share series and pertaining            Mgmt          For                            For
       to related directed free share issue and amend
       the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETE LTD                                                                           Agenda Number:  701495853
--------------------------------------------------------------------------------------------------------------------------
    Security:  980228100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2007

2.a    Re-elect Dr. Andrew Jamieson as a Director                Mgmt          For                            For

2.b    Elect Mr. Tan Sri Dato' Megat Zaharuddin bin              Mgmt          For                            For
       Megat Mohd Nor [Din Megat] as a Director

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

4.     Ratify the establishment and operation of the             Mgmt          For                            For
       following Employee Share Plans: a) Woodside
       Share Purchase Plan [introduced AUG 2007],
       as specified in the remuneration report for
       the YE 31 DEC 2007; b) Equity-based Retention
       Plan for the Senior Executives [introduced
       MAR 2007], as specified in the remuneration
       report for the YE 31 DEC 2007 and c) Woodside
       Employee Share Award Plan [introduced MAY 2007],
       as specified in point 4.1(c) of the explanatory
       Memorandum

S.5    Approve and adopt the Constitution tabled at              Mgmt          For                            For
       the AGM and signed by the Chairman of the Meeting
       for the purpose of identification as Constitution
       of the Company, in place of the current Constitution

6.     Approve, for the purpose of Listing Rule 10.1             Mgmt          For                            For
       and for all other purposes, the Proposed Transaction
       involving: a) the acquisition by Woodside Energy
       Ltd. [WEL] from Shell Development [Australia]
       Proprietary Ltd [SDA] of the NWS Oil Interests
       in consideration of the payment of USD 388.5
       million [as adjusted in accordance with the
       Sale and Purchase Agreement] and otherwise
       on the terms as specified; b) the acquisition
       by WEL from SDA of the future NWS Oil Interests
       in consideration of the payment of USD 10 million
       and otherwise on the terms as specified and
       c) the grant of rights by WEL to Shell Exploration
       Company B.V. [SEC] on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 XSTRATA PLC, LONDON                                                                         Agenda Number:  701524870
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9826T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  GB0031411001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and financial         Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditors thereon for
       the YE 31 DEC 2007

2.     Declare a final dividend of USD 0.34 cents per            Mgmt          Abstain                        Against
       ordinary share in respect of the YE 31 DEC
       2007

3.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report as specified for the YE 31 DEC 2007

4.     Re-elect Mr. Willy Strothotte, as a Non-Executive         Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

5.     Re-elect Mr. Paul Hazen, as a Non-Executive               Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

6.     Re-elect Mr. Lan Strachan as a Non-Executive              Mgmt          Against                        Against
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

7.     Re-elect Mr. Claude Lamoureux, as a Non-Executive         Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          Against                        Against
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine the remuneration of
       the Auditors

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority, and pursuant by Article
       14 of the Company's Articles of Association,
       to allot relevant securities [Section 80] up
       to an amount of USD 161,944,486.00 [equivalent
       to 323,888,972 ordinary shares of USD 0.50
       each in the capital of the Company]; [Authority
       expires at the conclusion of the next AGM of
       the Company after the passing of this Resolution]

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority, pursuant by Article
       15 of the Company's Articles of Association,
       to allot equity securities, disapplying the
       statutory pre-emption rights [Section 89(1)]
       of the Companies Act 1985, and the amount is
       USD 24,291,673.00 [equivalent to 48,583,346
       ordinary shares of USD 0.50 each in the capital
       of the Company]; [Authority expires at the
       conclusion of the next AGM of the Company after
       the passing of this Resolution]

S.11   Amend the new form of Article of Association              Mgmt          For                            For
       of the Company produced to the meeting and
       initialed by the Chairman for the purpose of
       identification as New Articles 'A' [the 'New
       Article'] de adopted as the Article of Association
       of the Company with the effect from the conclusion
       of the meeting in substitution for, and to
       exclusion of, the existing Article of Association

S.12   Amend, subject to the passing Resolution 11,              Mgmt          For                            For
       that the proposed new form of Article of Association
       of the Company produced to the meeting and
       initialed by the Chairman for the purpose of
       identification as New Articles 'B' be adopted
       as the Article of Association of the Company
       with effect from the entry into force of Section
       175 of Companies Act 2006 at 00:01am on 01
       OCT 2008, in substitution for, and to the exclusion
       of, the New Articles

13.    Approve the amendments to the rules of the Xstrata        Mgmt          For                            For
       Plc added Value Incentive Plan, which are summarized
       as specified in the notice of AGM, and are
       shown in the copy of the rules produced to
       the meeting and initialed by the Chairman for
       the purpose of identification




--------------------------------------------------------------------------------------------------------------------------
 YARA INTL ASA                                                                               Agenda Number:  701541662
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9900C106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  NO0010208051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairperson of the meeting and a person         Mgmt          For                            For
       to co-sign the minutes of the general meeting

2.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for 2007 for Yara International ASA and the
       group, hereunder payment of dividends of NOK
       4.00 per share

3.     Approve the information about guidelines for              Mgmt          For                            For
       the remuneration of the members of the executive
       management

4.     Approve the remuneration to the Auditor                   Mgmt          For                            For

5.     Elect the members of the Board                            Mgmt          For                            For

6.     Approve the remuneration to the members of the            Mgmt          For                            For
       Board

7.     Elect the members of the Nomination Committee             Mgmt          For                            For
       and approve the remuneration to the Members
       of the Nomination Committee

8.     Approve the power of attorney from the general            Mgmt          Against                        Against
       meeting to the Board for acquisition of own
       shares

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting



PowerShares DWA Emerging Markets Technical Leaders Portfolio
--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE (HONG KONG) LIMITED                                                            Agenda Number:  932860946
--------------------------------------------------------------------------------------------------------------------------
    Security:  16941M109                                                             Meeting Type:  Annual
      Ticker:  CHL                                                                   Meeting Date:  08-May-2008
        ISIN:  US16941M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL             Mgmt          For                            For
       STATEMENTS AND THE REPORTS OF THE DIRECTORS
       AND AUDITORS.

O2A    TO DECLARE AN ORDINARY FINAL DIVIDEND FOR THE             Mgmt          For                            For
       YEAR ENDED 31 DECEMBER 2007.

O2B    TO DECLARE A SPECIAL FINAL DIVIDEND FOR THE               Mgmt          For                            For
       YEAR ENDED 31 DECEMBER 2007.

O3A    TO RE-ELECT LU XIANGDONG AS A DIRECTOR.                   Mgmt          Against                        Against

O3B    TO RE-ELECT XUE TAOHAI AS A DIRECTOR.                     Mgmt          Against                        Against

O3C    TO RE-ELECT HUANG WENLIN AS A DIRECTOR.                   Mgmt          Against                        Against

O3D    TO RE-ELECT XIN FANFEI AS A DIRECTOR.                     Mgmt          Against                        Against

O3E    TO RE-ELECT LO KA SHUI AS A DIRECTOR.                     Mgmt          For                            For

O4     TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO             Mgmt          For                            For
       AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION.

O5     TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO             Mgmt          For                            For
       REPURCHASE SHARES IN THE COMPANY.

O6     TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO             Mgmt          For                            For
       ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES
       IN THE COMPANY NOT EXCEEDING 20% OF THE AGGREGATE
       NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE
       CAPITAL.

O7     TO EXTEND THE GENERAL MANDATE GRANTED TO THE              Mgmt          For                            For
       DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES
       BY THE NUMBER OF SHARES REPURCHASED.




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM LIMITED                                                                        Agenda Number:  932868182
--------------------------------------------------------------------------------------------------------------------------
    Security:  16945R104                                                             Meeting Type:  Annual
      Ticker:  CHU                                                                   Meeting Date:  16-May-2008
        ISIN:  US16945R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS          Mgmt          For                            For
       AND THE REPORTS OF THE DIRECTORS AND OF THE
       INDEPENDENT AUDITORS.

02     TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED            Mgmt          For                            For
       31 DECEMBER 2007.

3A1    TO RE-ELECT: MR. TONG JILU AS A DIRECTOR.                 Mgmt          Against                        Against

3A2    TO RE-ELECT: MR. LI ZHENGMAO AS A DIRECTOR.               Mgmt          Against                        Against

3A3    TO RE-ELECT: MR. LI GANG AS A DIRECTOR.                   Mgmt          Against                        Against

3A4    TO RE-ELECT: MR. MIAO JIANHUA AS A DIRECTOR.              Mgmt          Against                        Against

3A5    TO RE-ELECT: MR. LEE SUK HWAN AS A DIRECTOR.              Mgmt          Against                        Against

3A6    TO RE-ELECT: MR. CHEUNG WING LAM, LINUS AS A              Mgmt          For                            For
       DIRECTOR.

3B     TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX REMUNERATION   Mgmt          For                            For
       OF THE DIRECTORS FOR THE YEAR ENDING 31 DECEMBER
       2008.

04     TO RE-APPOINT MESSRS. PRICEWATERHOUSECOOPERS              Mgmt          For                            For
       AS AUDITORS, AND TO AUTHORISE THE BOARD OF
       DIRECTORS TO FIX THEIR REMUNERATION.

05     TO GRANT A GENERAL MANDATE TO THE DIRECTORS               Mgmt          For                            For
       TO REPURCHASE SHARES IN THE COMPANY.

06     TO GRANT A GENERAL MANDATE TO THE DIRECTORS               Mgmt          For                            For
       TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES
       IN THE COMPANY.

07     TO EXTEND THE GENERAL MANDATE GRANTED TO THE              Mgmt          For                            For
       DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES
       BY THE NUMBER OF SHARES REPURCHASED.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV                                                     Agenda Number:  932878715
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441W203                                                             Meeting Type:  Annual
      Ticker:  ABV                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US20441W2035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO TAKE THE MANAGEMENT ACCOUNTS, EXAMINE, DISCUSS         Mgmt          For                            For
       AND VOTE THE FINANCIAL STATEMENTS RELATED TO
       THE FISCAL YEAR OF 2007.

O2     TO RESOLVE ON THE ALLOCATION OF THE NET INCOME            Mgmt          For                            For
       FOR THE YEAR, AS WELL AS TO RATIFY THE DISTRIBUTION
       OF INTEREST.

O3     TO RATIFY THE AMOUNTS PAID BY MEANS OF THE GLOBAL         Mgmt          For                            For
       COMPENSATION ATTRIBUTED TO THE COMPANY'S ADMINISTRATORS
       FOR THE YEAR 2007.

O4     TO DETERMINE THE NUMBER OF MEMBERS OF THE BOARD           Mgmt          For                            For
       OF DIRECTORS, TO ELECT ITS NEW MEMBERS AND
       RESPECTIVE DEPUTIES.

O5     TO ELECT NEW MEMBERS OF THE FISCAL COUNCIL OF             Mgmt          For                            For
       THE COMPANY AND RESPECTIVE DEPUTIES.

E1     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$307,235,839.32, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

E2     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$131,672,545.74.

E3     BY VIRTUE OF THE RESOLUTIONS OF ITEMS (E1) AND            Mgmt          For                            For
       (E2) ABOVE, TO AMEND ARTICLE 5 OF THE COMPANY'S
       BYLAWS.

E4     TO APPROVE THE CANCELLATION OF COMMON AND PREFERRED       Mgmt          For                            For
       SHARES OF THE COMPANY HELD IN TREASURY.

E5     TO APPROVE THE CHANGE OF OFFICIAL NEWSPAPER               Mgmt          For                            For
       FOR PUBLICATION OF NOTICES TO SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Annual
      Ticker:  RIO                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          Against                        Against

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          For                            For
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          For                            For
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          For                            For
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          For                            For
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD.                                                                              Agenda Number:  932823366
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2519Y108                                                             Meeting Type:  Annual
      Ticker:  BAP                                                                   Meeting Date:  28-Mar-2008
        ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND APPROVE THE ANNUAL REPORT OF              Mgmt          For                            For
       THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2007.

02     TO CONSIDER AND APPROVE THE AUDITED CONSOLIDATED          Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY AND ITS
       SUBSIDIARIES FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2007, INCLUDING THE REPORT OF THE INDEPENDENT
       AUDITORS OF THE COMPANY THEREON.

03     TO ELECT THE BOARD OF DIRECTORS FOR A THREE               Mgmt          For                            For
       YEAR PERIOD.

04     TO DETERMINE THE REMUNERATION OF THE BOARD OF             Mgmt          For                            For
       DIRECTORS OF THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OPEN JOINT STOCK COMPANY                                                             Agenda Number:  932822148
--------------------------------------------------------------------------------------------------------------------------
    Security:  583840103                                                             Meeting Type:  Special
      Ticker:  MTL                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO INTRODUCE THE PROPOSED VERSION OF MODIFICATIONS        Mgmt          For
       AND ADDITIONS INTO THE CHARTER OF MECHEL OAO.

02     TO INTRODUCE MODIFICATIONS AND ADDITIONS INTO             Mgmt          For
       THE COMPANY'S BYLAW ON THE BOARD OF DIRECTORS.

03     TO APPROVE TRANSACTIONS OF INTEREST.                      Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OPEN JOINT STOCK COMPANY                                                             Agenda Number:  932876305
--------------------------------------------------------------------------------------------------------------------------
    Security:  583840103                                                             Meeting Type:  Special
      Ticker:  MTL                                                                   Meeting Date:  30-Apr-2008
        ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     "TO DETERMINE THAT THE NUMBER OF THE DECLARED             Mgmt          For                            For
       PREFERRED REGISTERED BOOK-ENTRY SHARES SHALL
       BE 138,756,915 SHARES WITH THE NOMINAL VALUE
       OF 10 RUBLES EACH IN THE TOTAL NOMINAL AMOUNT
       OF 1,387,569,150.00 RUBLES. THE RIGHTS GRANTED
       TO THE HOLDERS OF THE PREFERRED REGISTERED
       BOOK-ENTRY SHARES DECLARED FOR PLACEMENT ARE
       STIPULATED BY ARTICLE 11 OF THE CHARTER".

02     "TO APPROVE THE PROPOSED VERSION OF AMENDMENTS            Mgmt          For                            For
       THE CHARTER OF MECHEL OPEN JOINT STOCK COMPANY."




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OPEN JOINT STOCK COMPANY                                                             Agenda Number:  932919573
--------------------------------------------------------------------------------------------------------------------------
    Security:  583840103                                                             Meeting Type:  Special
      Ticker:  MTL                                                                   Meeting Date:  06-Jun-2008
        ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE FOLLOWING INTERRELATED TRANSACTIONS,      Mgmt          For                            For
       SUCH TRANSACTIONS BEING A MAJOR TRANSACTION:
       (I) UNDERWRITING AGREEMENT; (II) THE AGGREGATE
       OF ALL TRANSACTIONS FOR PLACEMENT OF THE COMPANY
       PREFERRED SHARES IN A PUBLIC OFFERING, INCLUDING
       THOSE BEING PLACED THROUGH PLACEMENT OF THE
       GDRS; AND (III) THE DEPOSIT AGREEMENT.

02     APPROVAL OF MAKING THE MAJOR TRANSACTION BEING            Mgmt          For                            For
       A TRANSACTION OF INTEREST.




--------------------------------------------------------------------------------------------------------------------------
 MECHEL OPEN JOINT STOCK COMPANY                                                             Agenda Number:  932927013
--------------------------------------------------------------------------------------------------------------------------
    Security:  583840103                                                             Meeting Type:  Consent
      Ticker:  MTL                                                                   Meeting Date:  30-Jun-2008
        ISIN:  US5838401033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF MECHEL OPEN               Mgmt          Abstain                        Against
       JOINT STOCK COMPANY FOR 2007.

02     TO APPROVE THE ANNUAL FINANCIAL STATEMENTS INCLUSIVE      Mgmt          Abstain                        Against
       OF THE INCOME STATEMENT (PROFIT AND LOSS ACCOUNT)
       OF THE COMPANY FOR 2007.

03     TO APPROVE DISTRIBUTION OF THE COMPANY'S PROFIT,          Mgmt          For                            For
       INCLUDING PAYMENT (DECLARATION) OF DIVIDEND,
       BASED ON THE FINANCIAL YEAR RESULTS.

5A     ELECT THE MEMBER TO THE AUDIT COMMISSION OF               Mgmt          For                            For
       MECHEL OPEN JOINT STOCK COMPANY: MARKOV YAROSLAV
       ANATOLYEVICH

5B     ELECT THE MEMBER TO THE AUDIT COMMISSION OF               Mgmt          For                            For
       MECHEL OPEN JOINT STOCK COMPANY: MIKHAILOVA
       NATALIA GRIGORYEVNA

5C     ELECT THE MEMBER TO THE AUDIT COMMISSION OF               Mgmt          For                            For
       MECHEL OPEN JOINT STOCK COMPANY: RADISHEVSKAYA
       LUDMILA EDUARDOVNA

06     APPROVAL OF THE CLOSED JOINT STOCK COMPANY,               Mgmt          For                            For
       BDO UNICON TO BE THE AUDITOR OF THE COMPANY.

07     APPROVAL OF INTERESTED PARTY TRANSACTIONS.                Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 PARTNER COMMUNICATIONS COMPANY LTD.                                                         Agenda Number:  932922912
--------------------------------------------------------------------------------------------------------------------------
    Security:  70211M109                                                             Meeting Type:  Annual
      Ticker:  PTNR                                                                  Meeting Date:  25-Jun-2008
        ISIN:  US70211M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RE-APPOINT KESSELMAN & KESSELMAN AS THE COMPANY'S      Mgmt          For                            For
       AUDITOR FOR THE PERIOD ENDING AT THE CLOSE
       OF THE NEXT ANNUAL GENERAL MEETING.

02     TO NOTE THE AUDITOR'S REMUNERATION FOR THE YEAR           Mgmt          For                            For
       ENDED DECEMBER 31, 2007, AS DETERMINED BY AUDIT
       COMMITTEE AND BY THE BOARD OF DIRECTORS AND
       TO APPROVE THE REPORT OF THE BOARD OF DIRECTORS
       WITH RESPECT TO THE REMUNERATION PAID TO THE
       AUDITOR AND ITS AFFILIATES FOR THE YEAR ENDED
       DECEMBER 31, 2007.

03     TO DISCUSS AND APPROVE THE COMPANY'S AUDITED              Mgmt          For                            For
       FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER
       31, 2007 AND THE REPORT OF THE BOARD OF DIRECTORS
       FOR SUCH PERIOD.

04     TO RE-ELECT THE FOLLOWING NINE DIRECTORS TO               Mgmt          For                            For
       THE COMPANY'S BOARD OF DIRECTORS UNTIL THE
       CLOSE OF THE NEXT ANNUAL GENERAL MEETING: FOK
       KIN-NING CANNING; CHAN TING YU; CHOW WOO MO
       FONG SUSAN; GALIL UZIA; GISSIN EREZ; LUI DENNIS
       POK MAN; SHACHAR PESACH; SHORER AMIKAM; AND
       SIXT FRANK JOHN AND TO APPROVE THE COMPENSATION
       FOR TWO OF THEM, MR. GALIL AND MR. GISSIN.

05     TO APPROVE A CHANGE TO THE REMUNERATION OF THE            Mgmt          For                            For
       COMPANY'S EXTERNAL DIRECTORS (DAHATZIM).

06     TO APPROVE THE AMENDED COMPANY'S 2004 SHARE               Mgmt          For                            For
       OPTION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          Against                        Against
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 ROSTELECOM LONG DISTANCE & TELECOMM.                                                        Agenda Number:  932904065
--------------------------------------------------------------------------------------------------------------------------
    Security:  778529107                                                             Meeting Type:  Consent
      Ticker:  ROS                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US7785291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE COMPANY'S ANNUAL REPORT, ANNUAL           Mgmt          For                            For
       FINANCIAL STATEMENTS, INCLUDING PROFIT AND
       LOSS STATEMENT OF THE COMPANY, AND DISTRIBUTION
       OF PROFITS AND LOSSES (INCLUDING DIVIDEND PAYMENT)
       UPON THE RESULTS OF THE REPORTING FISCAL YEAR
       (2007).

3A     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       LUDMILA A. ARZHANNIKOVA.

3B     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       MIKHAIL V. BATMANOV.

3C     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       NATALIA YU. BELYAKOVA.

3D     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       SVETLANA N. BOCHAROVA.

3E     ELECTION OF THE AUDIT COMMISSION OF THE COMPANY:          Mgmt          For                            For
       OLGA G. KOROLEVA.

04     APPROVAL OF ZAO KPMG AS THE EXTERNAL AUDITOR              Mgmt          For                            For
       OF THE COMPANY FOR 2008.

05     APPROVAL OF THE RESTATED CHARTER OF THE COMPANY.          Mgmt          For                            For

06     APPROVAL OF THE RESTATED REGULATIONS ON THE               Mgmt          For                            For
       BOARD OF DIRECTORS OF THE COMPANY.

07     APPROVAL OF THE RESTATED REGULATIONS ON THE               Mgmt          For                            For
       AUDIT COMMISSION OF THE COMPANY.

08     COMPENSATION TO THE MEMBERS OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS FOR THEIR DUTIES AS MEMBERS OF THE
       COMPANY'S BOARD OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.                                                     Agenda Number:  932880710
--------------------------------------------------------------------------------------------------------------------------
    Security:  833635105                                                             Meeting Type:  Annual
      Ticker:  SQM                                                                   Meeting Date:  30-Apr-2008
        ISIN:  US8336351056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     BALANCE SHEET, AUDITED FINANCIAL STATEMENTS,              Mgmt          For
       ANNUAL REPORT, REPORT OF THE ACCOUNTING INSPECTORS
       AND REPORT OF THE EXTERNAL AUDITORS FOR THE
       BUSINESS YEAR ENDED DECEMBER 31, 2007.

02     APPOINTMENT OF THE EXTERNAL AUDITORS AND ACCOUNTING       Mgmt          For
       INSPECTORS OF THE COMPANY FOR THE BUSINESS
       YEAR 2008.

03     OPERATIONS REFERRED TO IN ARTICLE 44 OF LAW               Mgmt          For
       NO 18,046 ("LAW OF CORPORATIONS OF CHILE").

04     INVESTMENT AND FINANCING POLICIES OF THE COMPANY.         Mgmt          For

05     NET INCOME FOR THE YEAR 2007, FINAL DIVIDEND              Mgmt          For
       DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.

06     EXPENSES OF THE BOARD OF DIRECTORS DURING THE             Mgmt          For
       BUSINESS YEAR 2007.

07     ELECTION OF AND COMPENSATION FOR THE MEMBERS              Mgmt          For
       OF THE BOARD.

08     ISSUES RELATED TO THE AUDIT AND DIRECTORS' COMMITTEES.    Mgmt          For

09     OTHER MATTERS OF INTEREST OF THE COMPANY OR               Mgmt          Against
       THAT MAY CORRESPOND IN ACCORDANCE WITH THE
       LAW.




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN COPPER CORPORATION                                                                 Agenda Number:  932898351
--------------------------------------------------------------------------------------------------------------------------
    Security:  84265V105                                                             Meeting Type:  Annual
      Ticker:  PCU                                                                   Meeting Date:  28-May-2008
        ISIN:  US84265V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G. LARREA MOTA-VELASCO                                    Mgmt          Withheld                       Against
       OSCAR GONZALEZ ROCHA                                      Mgmt          Withheld                       Against
       EMILIO CARRILLO GAMBOA                                    Mgmt          For                            For
       ALFREDO CASAR PEREZ                                       Mgmt          Withheld                       Against
       A. DE LA PARRA ZAVALA                                     Mgmt          Withheld                       Against
       X.G. DE QUEVEDO TOPETE                                    Mgmt          Withheld                       Against
       HAROLD S. HANDELSMAN                                      Mgmt          For                            For
       G. LARREA MOTA-VELASCO                                    Mgmt          Withheld                       Against
       D. MUNIZ QUINTANILLA                                      Mgmt          Withheld                       Against
       ARMANDO ORTEGA GOMEZ                                      Mgmt          Withheld                       Against
       L.M. PALOMINO BONILLA                                     Mgmt          For                            For
       G.P. CIFUENTES                                            Mgmt          For                            For
       JUAN REBOLLEDO GOUT                                       Mgmt          Withheld                       Against
       CARLOS RUIZ SACRISTAN                                     Mgmt          For                            For

02     APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED          Mgmt          For                            For
       CERTIFICATE OF INCORPORATION, AS AMENDED, TO
       INCREASE THE NUMBER OF SHARES OF COMMON STOCK
       WHICH WE ARE AUTHORIZED TO ISSUE FROM 320,000,000
       SHARES TO 2,000,000,000 SHARES.

03     RATIFY THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       S.C. AS INDEPENDENT ACCOUNTANTS FOR 2008.



PowerShares Dynamic Asia Pacific Portfolio
--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.



PowerShares Dynamic Developed International Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 MAGNA INTERNATIONAL INC.                                                                    Agenda Number:  932845893
--------------------------------------------------------------------------------------------------------------------------
    Security:  559222401                                                             Meeting Type:  Annual
      Ticker:  MGA                                                                   Meeting Date:  01-May-2008
        ISIN:  CA5592224011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK STRONACH                                            Mgmt          For                            For
       MICHAEL D. HARRIS                                         Mgmt          Withheld                       Against
       LADY BARBARA JUDGE                                        Mgmt          For                            For
       LOUIS E. LATAIF                                           Mgmt          For                            For
       KLAUS MANGOLD                                             Mgmt          Withheld                       Against
       DONALD RESNICK                                            Mgmt          Withheld                       Against
       BELINDA STRONACH                                          Mgmt          For                            For
       FRANZ VRANITZKY                                           Mgmt          For                            For
       DONALD J. WALKER                                          Mgmt          For                            For
       GREGORY C. WILKINS                                        Mgmt          For                            For
       SIEGFRIED WOLF                                            Mgmt          For                            For
       JAMES D. WOLFENSOHN                                       Mgmt          For                            For
       LAWRENCE D. WORRALL                                       Mgmt          For                            For

02     RE-APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT    Mgmt          For                            For
       AUDITOR OF THE CORPORATION, BASED ON THE RECOMMENDATION
       OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS,
       AND AUTHORIZATION OF THE AUDIT COMMITTEE TO
       FIX THE INDEPENDENT AUDITOR'S REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.



PowerShares Dynamic Europe Portfolio
--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.



PowerShares Emerging Markets Sovereign Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.



PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ABB GRAIN LTD                                                                               Agenda Number:  701449820
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0010P104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  AU000000ABB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and reports        Non-Voting
       of the Directors and Auditors in respect of
       the FYE 30 SEP 2007

2.     Re-elect Mr. Perry Gunner as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution

3.     Re-elect Mr. Kevin Osborn as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution

4.     Re-elect Dr. Timothy Ryan as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       SEP 2007

6.     Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       payable out of the funds of the Company to
       Non-Executive Directors of the Company for
       their services as Directors from AUD 900,000
       to AUD 1 million

       Questions                                                 Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ADELAIDE BANK LTD, ADELAIDE SA                                                              Agenda Number:  701382789
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q01043100                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  12-Nov-2007
        ISIN:  AU000000ADB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCH MEETING. THANK             Non-Voting
       YOU.

1.     Approve the Scheme of Arrangement between Adelaide        Mgmt          For                            For
       Bank Limited and its Ordinary Shareholders




--------------------------------------------------------------------------------------------------------------------------
 ADELAIDE BRIGHTON LTD                                                                       Agenda Number:  701537132
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0109N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  AU000000ABC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2007

2.     Re-elect Mr. J.D. McNerney as a Director of               Mgmt          For                            For
       the Company, who retires by rotation under
       Rule 7.1[d] of the Company's Constitution

3.     Re-elect Mr. G.F. Pettigrew as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Rule 7.1[d] of the Company's Constitution

4.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of remuneration which may be paid out of funds
       of the Company to the Directors [excluding
       a Managing Director or other Director in receipt
       of salary from the Company] for their services
       by AUD 250,000 to a maximum sum of AUD 950,000
       per annum with effect from 01 JAN 2008 to be
       divided among these Directors in such manner
       as specified

5.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 AGILE PPTY HLDGS LTD                                                                        Agenda Number:  701568187
--------------------------------------------------------------------------------------------------------------------------
    Security:  G01198103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG011981035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2007 together with the Directors'
       report and the Auditors' report thereon

2.i    Re-elect Mr. Chan Cheuk Yin as a Director                 Mgmt          Against                        Against

2.ii   Re-elect Mr. Chan Cheuk Hei as a Director                 Mgmt          Against                        Against

2.iii  Re-elect Mr. Kwong Che Keung, Gordon as a Director        Mgmt          For                            For

2.iv   Authorize the Remuneration Committee to fix               Mgmt          For                            For
       the remuneration of the Executive Directors

3.     Approve the remuneration of HKD 288,750 to be             Mgmt          For                            For
       paid to each of the Non-Executive Directors
       of the Company for the YE 31 DEC 2008, provided
       that such remuneration will be paid in proportion
       to the period of service in the case of a Director
       who has not served a complete year

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], during
       and after the end of relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to: i) a rights issue; or ii) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       iii) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or iv) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       6.A and 6.B, to extend the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to the Directors of the Company, pursuant to
       Resolution 6.B by addition thereto of an amount
       representing the aggregate nominal amount of
       shares of the Company repurchased or otherwise
       acquire by the Company pursuant Resolution
       6.A, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the passing of this resolution

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALLGREEN PROPERTIES LTD, SINGAPORE                                                          Agenda Number:  701454340
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y00398100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Feb-2008
        ISIN:  SG1G61871305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, either directly or indirectly      Mgmt          For                            For
       through its Affiliate, to participate in the
       following joint ventures: a) Kerry Development
       [Chengdu] Limited; b) Wealthy Plaza Development
       [Chengdu] Limited; c) Lucky Billion Development
       [Qinhuangdao] Company Limited; d) Sky Fair
       Development [Qinhuangdao] Company Limited;
       and e) Kerry [Shenyang] Real Estate Development
       Company Limited, in accordance with the terms
       and conditions of the Framework Reorganization
       Agreement [as amended by the Amendment Agreement]
       entered into between Kerry Properties Limited,
       Kerry Holdings Limited and the Company [as
       may be further amended, modified, varied or
       supplemented as the parties thereto may hereafter
       deem fit]

2.     Authorize the Directors of the Company to take            Mgmt          For                            For
       all necessary steps and to negotiate, finalize
       and enter into all transactions, arrangements
       and agreements and to execute all such documents
       [including but not Limited to the execution
       of the relevant Shareholders Agreement and
       Articles of Association for the respective
       Project Company, application forms and transfers]
       with full and discretionary powers to make
       or assent to any modifications or amendments
       thereto in any manner they may deem necessary,
       expedient, incidental or in the interests of
       the Company and/or its subsidiaries for the
       purposes of giving effect to the Resolution
       No. 1 joint ventures and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 ALLGREEN PROPERTIES LTD, SINGAPORE                                                          Agenda Number:  701523575
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y00398100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1G61871305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Accounts of the             Mgmt          For                            For
       Company for the YE 31 DEC 2007 and the reports
       of Directors and Auditors thereon

2.     Declare a Final Tax Exempt [1-Tier] Dividend              Mgmt          For                            For
       of 5 cents per share for the YE 31 DEC 2007

3.     Approve the payment of SGD 483,500 as Directors'          Mgmt          For                            For
       fees for the YE 31 DEC 2007 [2006 : SGD354,000]

4.     Elect Mr. Goh Soo Siah as a Director, who retires         Mgmt          For                            For
       pursuant to Article 94 of the Articles of Association
       of the Company

5.     Elect Mr. Wan Fook Kong as a Director, who retires        Mgmt          For                            For
       pursuant to Article 94 of the Articles of Association
       of the Company

6.     Elect Mr. Mr. Teo Joo Kim as a Director, who              Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

7.     Re-appoint Messrs. Foo Kon Tan Grant Thornton             Mgmt          For                            For
       as the Company's Auditors and to authorize
       the Directors to fix their remuneration

8.     Re-appoint Mr. Jimmy Seet Keong Huat as a Director        Mgmt          For                            For
       of the Company to hold office until the next
       AGM pursuant to Section 153(6) of the Companies
       Act [Chapter 50] as specified

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] and the Listing Manual of the Singapore
       Exchange Securities Trading Limited, to allot
       and issue shares of the Company [Shares], whether
       by way of rights, bonus or otherwise, at any
       time as prescribed and for such purposes and
       to such persons as the Directors may in their
       absolute discretion deem fit provided that
       the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       50% of the number of issued shares of the Company,
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company does not exceed
       20% of the number of issued shares of the Company
       [to be calculated in such manner as may be
       prescribed by the Singapore Exchange Securities
       Trading Limited from time to time]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act (Chapter
       50), to allot and issue shares in the Company
       to the holders of options granted by the Company
       under the Allgreen Share Option Scheme (the
       Scheme) upon the exercise of such options and
       in accordance with the rules of the Scheme
       provided always that the aggregate number of
       shares to be allotted and issued pursuant to
       the Scheme shall not exceed 15% of the total
       number of issued shares of the Company for
       the time being

       To transact any other business                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALLIED PROPERTIES (HK) LTD                                                                  Agenda Number:  701565597
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y00890213                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  HK0056039545
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.a    Re-elect Mr. Patrick Lee Seng Wei as a Director           Mgmt          Against                        Against

3.b    Re-elect Mr. John Douglas Mackie as a Director            Mgmt          For                            For

3.c    Re-elect Mr. Steven Samuel Zoellner as a Director         Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.a    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options, during and
       after the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution, otherwise
       than pursuant to: i) a rights issue;(as hereinafter
       define) ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iv) any scrip dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.b    Authorize the Directors, during the relevant              Mgmt          For                            For
       period, to repurchase shares and outstanding
       warrants of the Company ('Warrants') on the
       the Stock Exchange of Hong Kong Limited or
       any other Stock Exchange, and subject to and
       in accordance with all applicable laws or the
       requirements of the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; or b) 10% of the warrants; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws to be held]

5.c    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       5(A) and 5(B) as specified, to extend the general
       meeting mandate granted to the Directors to
       exercise the power of the Company to allot,
       issue or other wise deal with additional securities
       of the Company pursuant to Resolution 5(A)
       as specified, by the addition thereto an aggregate
       nominal amount of the shares in the Company
       which are repurchased by the Company pursuant
       to and in accordance with the Resolution 5(B)
       as specified, shall not exceed 10% to the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 ANSELL LTD                                                                                  Agenda Number:  701379554
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q04020105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  AU000000ANN9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial and other reports for               Non-Voting
       the YE 30 JUN 2007

2.A    Re-elect Mr. Ronald J. S. Bell as a Director              Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 33(c) of the Company's Constitution

2.B    Elect Mr. William Peter Day as a Director, who            Mgmt          For                            For
       retires in accordance with Rule 33(b) of the
       Company's Constitution

3.     Authorize the Company to buy back up to 10%               Mgmt          For                            For
       of its issued shares during the period from
       the Company's 2007 AGM to the conclusion of
       the Company's 2008 AGM

S.4    Approve to renew the partial takeover provisions          Mgmt          For                            For
       contained in Rule 70 of the Constitution with
       effect from 31 DEC 2007 for a period of 3 years
       concluding on 31 DEC 2010 and amend the Rule
       70(d) accordingly

S.5    Amend the Rule 33(c) and (d) of the Constitution          Mgmt          For                            For
       as specified

6.     Grant 172,009 performance rights and 172,009              Mgmt          For                            For
       options to the Chief Executive Officer and
       Managing Director, Douglas D. Tough, in accordance
       with the Rules of the Ansell Long-term Incentive
       Plan and on the specified additional terms

       Other business                                            Non-Voting

7.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 30 JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701521266
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1076J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Independent Audit report for
       the YE 31 DEC 2007

2.a    Re-elect Mr. J.H. Maasland as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.b    Re-elect Mr. A.C. [Cameron] O'Reilly as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution

2.c    Re-elect Mr. G.K. O'Reilly as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the YE 31 DEC 2007

       Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ARISTOCRAT LEISURE LIMITED                                                                  Agenda Number:  701514413
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0521T108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  AU000000ALL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and the Auditor for the YE
       31 DEC 2007

2.     Re-elect Mr. R.A. Davis as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with Clause
       12.3 of the Constitution of the Company

3.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, to grant
       279,441 performance share rights to Mr. P.N.
       Oneile, Chief Executive Officer and Managing
       Director, pursuant to the Company's Long-Term
       Performance Share Plan as specified

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, to grant
       75,331 performance share rights to Mr. S.C.M.
       Kelly, Chief Financial Officer and Finance
       Director, pursuant to the Company's Long-Term
       Performance Share Plan as specified

5.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       [included in the Directors' report] for the
       YE 31 DEC 2007

S.6    Approve that the Company renew the proportional           Mgmt          For                            For
       takeover the provisions in Clause 24 of the
       Company's Constitution for a period of 3 years
       from the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701640915
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0205X103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Authorize the Manager, for the issue of new               Mgmt          For                            For
       units in A-REIT [Units] and/or convertible
       securities or other instruments which may be
       convertible into units [Convertible Securities]
       in the FYE 31 MAR 2009 such that the number
       of new units issued [and/or units into which
       the Convertible Securities may be converted]
       does not exceed 50.0% of the number of Units
       in issue as at 31 MAR 2008 [which is the end
       of A-REIT's last FY] [the Base Figure], of
       which the aggregate number of new units issued
       [and/or units into which the Convertible Securities
       may be converted], where the units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing unitholders of A-REIT, must
       not be more than 20.0% of the base figure [the
       General Mandate]; pursuant to the General Mandate,
       the issue units arising from the conversion
       of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; where the terms of the issue of the
       Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and authorize the Ascendas Funds Management
       (S) Limited, as Manager of A-REIT (the Manager),
       any Director of the Manager (Director) and
       HSBC Institutional Trust Services (Singapore)
       Limited, as Trustee of A-REIT [the Trustee]
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such Director
       or [as the case may be] the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the General Mandate




--------------------------------------------------------------------------------------------------------------------------
 ASM PACIFIC TECHNOLOGY LTD                                                                  Agenda Number:  701532106
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0535Q133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  KYG0535Q1331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated accounts       Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final and second special dividend               Mgmt          For                            For
       of HKD 1.10 per share and HKD 0.40 per share
       respectively for the YE 31 DEC 2007

3.1    Re-elect Mr. Arthur H. del Prado as a Director            Mgmt          Against                        Against

3.2    Re-elect Mr. Tang Koon Hung, Eric as the Director         Mgmt          Against                        Against

3.3    Re-elect Mr. Arnold J.M. van der Ven as a Director        Mgmt          Against                        Against

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701368486
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0604U105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2007

2.     Receive the financial report and the Auditor's            Non-Voting
       report for the National Guarantee Fund for
       the YE 30 JUN 2007

3.     Adopt the remuneration report                             Mgmt          For                            For

4.     Elect Mr. Shane Finemore as a Director of ASX             Mgmt          For                            For

5.     Elect Mr. David Gonski AC as a Director of ASX            Mgmt          For                            For

6.     Approve to increase the total amount of fees              Mgmt          For                            For
       that may be paid to ASX's Non-Executive Directors
       as a whole by AUD 500,000 from AUD 2 million
       to a maximum of AUD 2.5 million

7.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of Listing Rule 10.14, the grant of
       performance rights to acquire shares in ASX,
       and the issue or transfer of shares in ASX,
       to Mr. Robert Elstone under the ASX Long Term
       Incentive Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 AUCKLAND INTERNATIONAL AIRPORT LTD                                                          Agenda Number:  701402327
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q06213104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  NZAIAE0001S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's introduction                                   Non-Voting

       Chief Executive's review                                  Non-Voting

       Receive the financial statements of the Company           Non-Voting
       for the YE 30 JUN 2007 together with the Directors'
       and the Auditor's reports to shareholders

1.     Re-elect Mr. Joan Withers as a Director of the            Mgmt          No vote
       Company, who retires by rotation

2.     Elect Mr. Richard Didsbury as a Director of               Mgmt          No vote
       the Company

3.     Elect Mr. John Brabazon as a Director of the              Mgmt          No vote
       Company

4.     Elect Mr. Lloyd Morrison as a Director of the             Mgmt          No vote
       Company

5.     Approve to increase the total quantum of annual           Mgmt          No vote
       Directors' fees by NZD 490,000, from NZD 660,000
       to NZD 1,150,000, such amount to be divided
       amongst the Directors as they deem appropriate

6.     Authorize the Directors to fix the fees and               Mgmt          No vote
       the expenses of the Auditor

       Any other matter                                          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AUCKLAND INTERNATIONAL AIRPORT LTD                                                          Agenda Number:  701459059
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q06213104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  NZAIAE0001S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

1.     Approve the NZ Airport NC Ltd making the offer            Mgmt          Against                        Against
       for 39.53% of the Ordinary Shares in Auckland
       International Airport Ltd




--------------------------------------------------------------------------------------------------------------------------
 AUSTEREO GROUP LTD                                                                          Agenda Number:  701382739
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0741V115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  AU000000AEO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Receive the Directors' report and financial               Non-Voting
       statements of the Company for the period ended
       30 JUN 2007

B.     Approve the remuneration report of the Company            Mgmt          Against                        Against
       for the YE 30 JUN 2007

C.i    Re-elect Mr. Peter M. Harvie as a Director,               Mgmt          Against                        Against
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution

C.ii   Re-elect Mr. Robert G. Kirby as a Director,               Mgmt          Against                        Against
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALAND PROPERTY GROUP                                                                   Agenda Number:  701492629
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q07932108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  AU000000ALZ7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the inancial reports              Non-Voting
       of Australand, AHL, APT, APT4 and APT5 and
       the reports of the Directors and of the Auditor
       thereon in respect of the YE 31 DEC 2007

2.     Adopt the AHL remuneration report for the YE              Mgmt          Against                        Against
       31 DEC 2007

3.1    Re-elect Mr. Lui Chong Chee as a Director of              Mgmt          For                            For
       AHL, who retire in accordance with Clause 10.3
       of AHL's Constitution

3.2    Re-elect Mr. Ian Farley Hutchinson as a Director          Mgmt          For                            For
       of AHL, who retire in accordance with Clause
       10.3 of AHL's Constitution

3.3    Elect Mr. Stephen Eric Newton as a Director               Mgmt          For                            For
       of AHL, who retire in accordance with Clause
       10.8 of AHL's Constitution

3.4    Elect Mr. Oliver Lim as a Director of AHL, who            Mgmt          For                            For
       retire in accordance with Clause 10.8 of AHL's
       Constitution

4.     Approve, for all purposes, for: a) to grant               Mgmt          For                            For
       of 591,000 Performance Rights to Mr. Robert
       Johnston in relation to the 2007 offer under
       the Australand Performance Rights Plan; b)
       to grant of 537,000 Performance Rights to Mr.
       Johnston in relation to the 2008 offer under
       the Australand Performance Rights Plan; and
       c) the issue or transfer of Australand staple
       securities to Mr. Johnston upon vesting of
       the performance rights, as specified




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN PHARMACEUTICAL INDUSTRIES LTD                                                    Agenda Number:  701414144
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1075Q102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  AU000000API4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities and the reports
       of the Directors and the Auditors for the YE
       30 APR 2007

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       APR 2007

3.     Receive the financial report of the Company               Non-Voting
       and its controlled entities and the reports
       of the Directors and the Auditors for the four
       months ended 31 AUG 2007

4.     Adopt the remuneration report for the four months         Mgmt          For                            For
       ended 31 AUG 2007

5.     Re-elect Mr. Robert Millner as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

6.     Re-elect Ms. E. Carol Holley as a Director                Mgmt          For                            For

7.     Re-elect Mr. Miles Hampton as a Director                  Mgmt          For                            For

8.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, to grant
       175,000 performance rights under the API Long
       Term Incentive Plan to the Company's Managing
       Director and Chief Executive Officer, Mr. Stephen
       Roche as specified




--------------------------------------------------------------------------------------------------------------------------
 AWB LTD                                                                                     Agenda Number:  701442701
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12332104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Amend the Constitution by omitting Article 2              Mgmt          For                            For
       if, and with effect from the date, AWB [International]
       Limited ceases to be the holder of the Single
       Desk [within the meaning of Article 3.9 of
       the Company's Constitution]

s.2    Amend the Constitution by omitting paragraph              Mgmt          For                            For
       (a) of the Article 12.17 and substituting the
       Articles 12.17, 12.18 and 12.19 apply despite
       anything else in this Constitution, Articles
       12.17, 12.18, and 12.19 will cease to apply
       on the date that is 3years after the date the
       Redemption event occurs

3.A    Elect Mr. Colin Nicholl as an A Class Director            Non-Voting
       of AWB Limited in WA

3.B    Elect Mr. Rodger Schirmer as an A Class Director          Non-Voting
       of AWB Limited in NSW and ACT

3.C    Elect Mr. Simon Tickner as an A Class Director            Non-Voting
       of AWB Limited in Victoria and Tasmania

3.D    Elect Mr. Peter Polson, BComm, M.B.L as an B              Mgmt          For                            For
       Class Director of AWB Limited

4.     Receive the Company's financial report, Directors'        Non-Voting
       report and the Auditor's report for the FYE
       30 SEP 2007

5.     Adopt the remuneration report [which forms part           Mgmt          Against                        Against
       of the Directors' report] for the YE 30 SEP
       2007




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN INFRASTRUCTURE GROUP                                                        Agenda Number:  701380266
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1243V108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  AU000000BBI2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT RESOLUTION 1 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED AND BABCOCK
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

1.     Receive the consolidated financial report of              Non-Voting
       the Company, the separate financial report
       of the Trust and the reports of the Directors
       and the Auditors for the YE 30 JUN 2007

       PLEASE NOTE THAT RESOLUTION 2 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007 as specified

       PLEASE NOTE THAT RESOLUTION 3 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED. THANK YOU.

3.     Re-elect Mr. Peter Hofbauer as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Rule 7.1(e) of the Company's Constitution

       PLEASE NOTE THAT RESOLUTION 4 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED AND BABCOCK
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

4.     Approve for the purpose of ASX Listing Rules              Mgmt          For                            For
       7.1 and 10.11 and for all other purposes, to
       issue up to 168.9 million Stapled Securities
       to Babcock & Brown WA Rail Investments Pty
       Limited in consideration for the acquisition
       of the remaining 49% of WestNet Rail, as specified




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN LTD, SYDNEY NSW                                                             Agenda Number:  701547296
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1243A104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  AU000000BNB2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual financial report of the Company        Non-Voting
       and its controlled entities for the FYE 31
       DEC 2007 and the reports of the Directors and
       of the Auditor

1.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       DEC 2007 [as specified]

2.     Re-elect Mr. James Babcock as a Director of               Mgmt          For                            For
       the Company

3.     Re-elect Mr. Dieter Rampl as a Director of the            Mgmt          Against                        Against
       Company

4.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. James Babcock, a Director of
       the Company, to acquire Bonus Deferral Rights
       to a maximum value of AUD 441,046 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

5.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. Phillip Green, a Director of
       the Company, to acquire Bonus Deferral Rights
       to a maximum value of AUD 3,464,850 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

6.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. James Fantaci, a Director of
       the Company, to acquire Bonus Deferral Rights
       to a maximum value of AUD 1,086,616 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

7.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. Martin Rey, a Director of the
       Company, to acquire Bonus Deferral Rights to
       a maximum value of AUD 1,481,010 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

8.     Authorize Mr. James Babcock, a Director of the            Mgmt          For                            For
       Company, to acquire options over unissued ordinary
       shares of the Company to a maximum value of
       AUD 400,311 under the Babcock & Brown Limited
       Equity Incentive Plan and on the terms and
       conditions as specified

9.     Authorize Mr. Phillip Green, a Director of the            Mgmt          For                            For
       Company, to acquire options over unissued ordinary
       shares of the Company to a maximum value of
       AUD 2,646,000 under the Babcock & Brown Limited
       Equity Incentive Plan and on the terms and
       conditions [as specified]

10.    Approve the Mr. James Fantaci as a Director               Mgmt          For                            For
       of the Company, to acquire options over unissued
       ordinary shares of the Company to a maximum
       value of AUD 878,511 under the Babcock & Brown
       Limited Equity Incentive Plan and on the terms
       and conditions [as specified]

11.    Approve the Mr. Martin Rey as a Director of               Mgmt          For                            For
       the Company, to acquire options over unissued
       ordinary shares of the Company to a maximum
       value of AUD 1,176,600 under the Babcock &
       Brown Limited Equity Incentive Plan and on
       the terms and conditions [as specified]

12.    Approve the Mr. James Babcock as a Director               Mgmt          For                            For
       of the Company, to acquire Share Awards to
       a maximum value of AUD 509,170 under the Babcock
       & Brown Limited Equity Incentive Plan on the
       terms and conditions [as specified]

13.    Approve the Mr. Phillip Green as a Director               Mgmt          For                            For
       of the Company. to acquire Share Awards to
       a maximum value of AUD 8,742,750 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions [as specified]

14.    Approve the Mr. James Fantaci as a Director               Mgmt          For                            For
       of the Company, to acquire Share Awards to
       a maximum value of AUD 1,154,741 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions [as specified]

15.    Approve the Mr. Martin Rey as a Director of               Mgmt          For                            For
       the Company, to acquire Share Awards to a maximum
       value of AUD 2,130,000 under the Babcock &
       Brown Limited Equity Incentive Plan on the
       terms and conditions [as specified]

16.    Approve, for all purposes, including ASX listing          Mgmt          For                            For
       Rule 7.4, the issue of 2,152,138 fully paid
       ordinary shares by the Company in OCT 2007
       in respect of the underwriting of the Dividend
       Reinvestment Plan, [as specified]

17.    Approve, for all purposes, including ASX listing          Mgmt          For                            For
       Rule 7.4, the issue 16,120,000 fully paid ordinary
       shares by the Company in APR 2008 under the
       placement announced on 27 MAR 2008, [as specified]

18.    Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4 if applicable, of the grant of 14,285,714
       conditional rights over fully paid ordinary
       shares of the Company [and the issue of up
       to an equivalent number of fully paid ordinary
       shares on their exercise, if the Company elects
       to issue those shares] by the Company during
       the period since the date of the last AGM of
       the Company on 25 MAY 2007, [as specified]

19.    Approve, pursuant to Clause 21.1 [a] of the               Mgmt          For                            For
       Company's Constitution and ASX listing Rule
       10.17, the maximum aggregate cash remuneration
       that may be paid in any year to the Non-Executive
       Directors for their services as Directors be
       increased from dollar 1,500,000 to dollar 2,500,000
       with effect from 01 JAN 2008




--------------------------------------------------------------------------------------------------------------------------
 BANK OF QUEENSLAND LTD, BRISBANE QLD                                                        Agenda Number:  701404888
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12764116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  AU000000BOQ8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting
       31 AUG 2007 and the related Directors' report
       and the Auditor's report

2.a    Re-elect Mr. Peter Fox as a Director, who retires         Mgmt          Against                        Against
       by rotation in accordance with the Constitution

2.b    Re-elect Mr. Bill Kelty as a Director, who retires        Mgmt          Against                        Against
       by rotation in accordance with the Constitution

S.3    Approve, for the purposes of Section 254A(2)              Mgmt          For                            For
       of the Corporations Act and for all other purposes,
       to issue of the Perpetual Equity Preference
       Shares as specified

S.4    Amend, for the purposes of Section 136 of the             Mgmt          For                            For
       Corporation Act and for all other purposes,
       Schedule 1 of the Constitution as specified

5.     Approve to issues options over ordinary shares            Mgmt          For                            For
       under the Bank's Senior Management Option Plan,
       as an exception to ASX Listing Rule 7.1 pursuant
       to Exception 9 in ASX Listing Rule 7.2

6.     Adopt the remuneration report, as specified               Mgmt          For                            For
       in the Bank's 2007 annual report




--------------------------------------------------------------------------------------------------------------------------
 BEIJING ENTERPRISES HOLDINGS LTD                                                            Agenda Number:  701611510
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y07702122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  HK0392044647
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend and a final special              Mgmt          For                            For
       dividend

3.i    Re-elect Mr. Bai Jin Rong as a Director                   Mgmt          Against                        Against

3.ii   Re-elect Mr. Zhou Si as a Director                        Mgmt          Against                        Against

3.iii  Re-elect Mr. E Meng as a Director                         Mgmt          Against                        Against

3.iv   Re-elect Mr. Robert A. Theleen as a Director              Mgmt          For                            For

3.v    Re-elect Mr. Lam Hoi Ham as a Director                    Mgmt          For                            For

3.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with all applicable laws, to purchase its shares,
       during the relevant period, not exceeding 10%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of the Company or
       any applicable laws to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding the aggregate
       of a) 20% of the aggregate nominal amount of
       the issued share capital of the Company; plus
       b) the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the issued share capital], otherwise than
       pursuant to i) a rights issue; or ii) any share
       option scheme or similar arrangement; or iii)
       any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot shares
       and to make or grant offers, agreements and
       options pursuant to Resolution 6, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 5, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC                                                  Agenda Number:  701376813
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1456C110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000BEN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report, the               Non-Voting
       Directors' report and the report by the Auditor
       for the YE 30 JUN 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 30 JUN 2007

3.     Re-elect Mr. R. Johanson as a Director of the             Mgmt          For                            For
       Company, who retires under Rule 67 of the Company's
       Constitution

4.     Re-elect Mr. T. O'Dwyer as a Director of the              Mgmt          For                            For
       Company, who retires under Rule 67 of the Company's
       Constitution

5.     Re-elect Mr. N. Axelby as a Director of the               Mgmt          For                            For
       Company, who retires under Rule 67 of the Company's
       Constitution

S.6    Amend the Company's Constitution by replacing             Mgmt          For                            For
       Rule 53 as specified




--------------------------------------------------------------------------------------------------------------------------
 BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC                                                  Agenda Number:  701436013
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1456C110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  AU000000BEN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the name of the Company from            Mgmt          For                            For
       Bendigo Bank Limited to Bendigo and Adelaide
       Bank Limited with effect on and from 31 MAR
       2008

S.2    Approve and adopt the Constitution contained              Mgmt          For                            For
       in the document submitted to the meeting and
       signed by the Chairman for the purpose of identification
       as the Constitution of the Company in substitution
       for and to the exclusion of the existing Constitution
       of the Company

3.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 10.14, the issue of performance rights
       to the Executive Director, Mr. J. McPhee under
       the Executive Incentive Plan as specified,
       and any issues of ordinary shares upon the
       vesting of those performance rights

4.     Approve to increase the maximum annual aggregate          Mgmt          For                            For
       amount payable to Non-Executive Directors by
       the way of Directors' fees AUD 500,000 per
       annum to AUD 1,700,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 BIL INTL LTD                                                                                Agenda Number:  701375289
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10995101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  BMG109951019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Approve to change the name of the Company from            Mgmt          For                            For
       BIL International Limited to GuocoLeisure Limited
       and to substitute the name GuocoLeisure Limited
       for BIL International Limited wherever the
       latter name appears in the Company's Memorandum
       of Continuance and Bye-Laws; and authorize
       the Directors to complete and do all such acts
       and things as they or he may consider necessary,
       desirable or expedient to give effect to this
       Resolution as they or he may deem fit

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BIL INTL LTD                                                                                Agenda Number:  701375354
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10995101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  BMG109951019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the audited financial           Non-Voting
       statements of the Company together with the
       report of the Auditors thereon for the FY ended
       30 JUN 2007

1.     Re-elect Mr. Philip Burdon as a Director who              Mgmt          For                            For
       retires by rotation pursuant to Bye-Law 104
       of the Company's Bye-Laws

2.     Re-elect Mr. Tang Kin Fei as a Director who               Mgmt          Against                        Against
       retires by rotation pursuant to Bye-Law 104
       of the Company's Bye-Laws

3.     Approve the payment of USD 221,947 as the Directors'      Mgmt          For                            For
       fees for the FYE 30 JUN 2007

4.     Appoint KPMG Singapore as the Auditors and authorize      Mgmt          For                            For
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [Shares]
       whether by way of rights, bonus or otherwise;
       and/or to make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued share capital of the Company [as calculated
       in accordance with this resolution below],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 20% of the issued share capital
       of the Company [as calculated in accordance
       with this resolution below]; [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST], for the purpose of determining
       the aggregate number of Shares that may be
       issued under this resolution above, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new Shares arising from the conversion
       or exercise of any convertible securities or
       Share options or vesting of Share awards which
       are outstanding or subsisting at the time this
       Resolution is passed ii) any subsequent consolidation
       or sub-division of Shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST [unless such
       compliance has been waived by the SGX-ST] and
       the Bye-Laws for the time being of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 BILLABONG INTERNATIONAL LTD                                                                 Agenda Number:  701373538
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1502G107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  AU000000BBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, including the               Non-Voting
       Directors' declaration for the YE 30 JUN 2007
       and the related Directors' report and the audit
       report

2.     Re-elect Mr. Ted Kunkel as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Article
       6.3 of the Company's Constitution

3.     Re-elect Mr. Allan McDonald as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Article 6.3 of the Company's Constitution

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

5.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to award up to 56,363 fully paid ordinary
       shares, for no consideration, to Mr. Derek
       O'Neill pursuant to the Billabong International
       Limited Executive Performance Share Plan for
       the FYE 30 JUN 2008

6.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to award up to 48,745 fully paid ordinary
       shares, for no consideration, to Mr. Paul Naude
       pursuant to the Billabong International Limited
       Executive Performance Share Plan for the FYE
       30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD                                                    Agenda Number:  701393504
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1368B102                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the maximum annual monetary value of              Mgmt          For                            For
       the revised continuing connected transactions
       to be entered into between the Company and
       its subsidiaries and connected persons of the
       Company [as specified in the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited] [the Listing Rules] for
       each of the two FYs ending 31 DEC 2008 as specified

2.A    Ratify and approve the entering into of the               Mgmt          For                            For
       regional agent agreement dated 03 OCT 2007
       [the Regional Agent Agreement] [as specified]
       between Shenyang Brilliance JinBei Automobile
       Co., Ltd. [Shenyang Automotive] and Liaoning
       Zheng Guo Investment Development Company Limited
       [Liaoning Zheng Guo] pursuant to which Liaoning
       Zheng Guo is to act as a regional agent of
       the whole range of automobiles manufactured
       by Shenyang Automotive for certain regions,
       such as Jinan, Qingdao, Wuhan, Hefei, Chengdu,
       Kunming, Ningjing, Suzhou, Hangzhou, Wenzhou,
       Shanghai, Changsa, Fuzhou, Guangzhou, Shenzhen
       and Nanning for a term commencing after the
       approval of the Regional Agent Agreement by
       the shareholders of the Company and expiring
       on 31 DEC 2008, with an option to renew for
       another term of 3 years exercisable by Shenyang
       Automotive; and approve the sales of automobiles
       by Shenyang Automotive to Liaoning Zheng Guo
       pursuant to the Regional Agent Agreement; and
       authorize the Directors of the Company to take
       such actions and to enter into such documents
       as are necessary to give effect to the transactions
       contemplated under the Regional Agent Agreement

2.B    Approve, the maximum annual monetary value of             Mgmt          For                            For
       the sales by Shenyang Automotive to Liaoning
       Zheng Guo in the amount of RMB 1,800,000,000
       and RMB 5,000,000,000, respectively for the
       2 FYs ending 31 DEC 2008

3.A    Ratify and approve the entering into of the               Mgmt          For                            For
       guarantee agreement dated 03 OCT 2007 between
       Shenyang XingYuanDong Automobile Component
       Co., Ltd. [Xing Yuan Dong], a wholly-owned
       subsidiary of the Company and Shenyang Automotive,
       a 51% owned subsidiary of the Company, in relation
       to the provision of cross guarantee by each
       of Xing Yuan Dong and Shenyang Automotive for
       the banking facilities of the other party up
       to the amount of RMB 2.0 billion for a period
       of one year commencing from 01 JAN 2008 to
       31 DEC 2008 [as specified] and authorize the
       Directors of the Company to take such actions
       as are necessary to give effect to the cross
       guarantee

3.B    Ratify and approve the entering into of the               Mgmt          For                            For
       guarantee agreement dated 03 OCT 2007 between
       Xing Yuan Dong and Shenyang JinBei Automotive
       Company Limited [JinBei] in relation to the
       provision of cross guarantee by each of Xing
       Yuan Dong and JinBei for the banking facilities
       of the other party up to the amount of RMB
       500 million for a period of one year commencing
       from 01 JAN 2008 to 31 DEC 2008 [as specified]
       and authorize the Directors of the Company
       to take such actions as are necessary to give
       effect to the cross guarantee

S.4.A  Amend Bye-Laws 26, 44, 60(B), 97(A)(vi), 104,             Mgmt          Abstain                        Against
       113, 119, 144, 162(B), and 162(C) of the Company
       as specified

S.4.B  Approve and adopt, subject to the passing of              Mgmt          Abstain                        Against
       Resolution 4(a), a new set of the Bye-Laws
       as specified




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD                                                    Agenda Number:  701500907
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1368B102                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Director to issue, allot and deal           Mgmt          Against                        Against
       with the additional conversion shares pursuant
       to any exercise of the conversion rights attaching
       to the Convertible Bonds in accordance with
       the terms of the Convertible Bonds; and the
       purpose of this resolution: '2005 general mandate'
       with respect to the issuance of not more than
       733,678,180 shares in the AGM of the Company
       held on 24 JUN 2005; 'additional conversion
       shares' means the conversion shares of up to
       191,810,365 shares issuable by the Company
       upon conversion of the Convertible bonds following
       the adjustment in addition to the approved
       conversion shares; 'adjustment' means the adjustment
       of the conversion price of the convertible
       bonds form the previous conversion price to
       HKD 1.53 with effect from 10 MAR 2008 pursuant
       to the terms of the convertible bonds; 'approved
       conversion shares' means the conversion shares
       of up to 733,674,599 shares, representing the
       number of conversion shares issuable upon full
       conversion of the convertible bonds based on
       the previous conversion price, issuable by
       the Company pursuant to the 2005 general mandate;
       'conversion shares' means share to be allotted
       and issued by the Company upon conversion of
       the convertible bonds; 'convertible bonds'
       means the zero coupon guaranteed convertible
       bonds due 2011 in an aggregate principal amount
       of USD 182,678,000 issued by Brilliance China
       Finance Limited [formerly known as Goldcosmos
       Investments Limited and a wholly-owned subsidiary
       of the Company] on 07 JUN 2006; 'previous conversion
       price' means HKD 1.93 share; and 'shares' means
       ordinary shares of par value USD 0.01 each
       in the capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD                                                    Agenda Number:  701565523
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1368B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2A.1   Re-elect Mr. Song Jian as the Director                    Mgmt          For                            For

2A.2   Re-elect Mr. Jiang Bo as the Director                     Mgmt          For                            For

2B.    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Auditors and approve to fix their remuneration

4.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or deal with additional shares in the
       capital of the Company or securities convertible
       into such shares, options, warrants or similar
       rights to subscribe for any shares in the Company,
       and make or grant offers, agreements and options,
       subject to and in accordance with all applicable
       Laws, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution,
       otherwise than pursuant to i) a rights issue
       [as specified]; or ii) the exercise of the
       subscription rights of conversion under the
       terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company and from time to time
       outstanding; or iii) the exercise of options
       granted under the share option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or eligible participants as stipulated
       in such share option scheme or similar arrangment
       of shares or rights to acquire shares of the
       Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Company in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the bye-laws of the Company
       in force from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws of the Company or any
       applicable Laws of Bermuda to be held]

4.B    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose [Recognized Stock Exchange],
       subject to and in accordance with all applicable
       Laws and regulations of Bermuda, Bye-Laws of
       the Company and the requirements of the Rules
       governing Listing of Securities on the Stock
       exchange or any other recognized stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable Laws of Bermuda to
       be held]

4.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       4A and 4B, to add the aggregate nominal amount
       of shares capital of the Company which are
       to be purchased by the Company pursuant to
       the authority granted to the Directors as mentioned
       in Resolution 4B to the aggregate nominal amount
       of share capital of the Company that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to Resolution 4A, provided that the
       amount of share capital repurchased by the
       Company shall not exceed 10% of the total nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing of this
       resolution

S.5    Amend the Bye-Laws 16 and 134(C) of the Bye-Laws          Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701403204
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1091F107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, for the acquisition [the              Mgmt          For                            For
       "Acquisition"] of the Property known as Wilkie
       Edge [as specified in the circular dated 05
       NOV 2007 issued by CapitaCommercial Trust Management
       Limited, as Manager of CCT [the "CCT Manager"],
       to unitholders of CCT [the "Circular"]] from
       CapitaLand Selegie Private Limited ["CSPL']
       for a purchase consideration of SGD 182.7 million
       or [in the event that The Ascott Group Limited
       fails to obtain the approval of its shareholders
       for the Lease [as specified] of the Serviced
       Apartments Component [as specified] or the
       agreement for lease dated 29 AUG 2007 [the
       "Agreement for Lease"] made between the Trustee
       [as specified], CSPL and Ascott Scotts Pte
       Ltd ["ASPL"] is annulled or terminated or deemed
       annulled or terminated pursuant to the provisions
       thereof thereby resulting in the Trustee ceasing
       to be obliged to enter into the Lease] SGD
       262.0 million, on the terms and conditions
       set out in the sale and purchase agreement
       dated 20 JUL 2007 [the "Sale and Purchase Agreement"]
       made between HSBC Institutional Trust Services
       [Singapore] Limited, in its capacity as trustee
       of CCT [the "Trustee"] and CSPL; the grant
       of an option [the "Option"] to CSPL to require
       the Trustee to enter into an agreement for
       lease to facilitate the grant of a lease [the
       "Lease"] of the serviced apartments component
       of the Property [comprising 154 serviced apartment
       units of approximately 7,751 sq m of net lettable
       area] [the "Serviced Apartments Component"],
       to a party nominated by CSPL, and the Trustee's
       entry into the Agreement for Lease and the
       Trustee's grant of the Lease on the terms and
       conditions set forth in the Agreement for Lease
       and the Lease respectively, in favour of ASPL,
       pursuant to the terms of the Sale and Purchase
       Agreement and authorize the CCT Manager, any
       Director of the CCT Manager and the Trustee
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the CCT Manager, such director
       of the CCT Manager or, as the case may be,
       the Trustee may consider expedient or necessary
       or in the interests of CCT to give effect to
       the Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701625191
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1091F107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 1 George Street [as            Mgmt          For                            For
       defined in the circular dated 09 JUN 2008 [the
       'Circular'] issued by CapitaCommercial Trust
       Management Limited, as manager of CCT [the
       'Manager'], to unitholders of CCT (the 'Unitholders')]
       from George Street Pte Ltd [the 'Vendor'] for
       a purchase consideration of SGD 1,165.0 million
       [the 'Acquisition'], on the terms and conditions
       set out in the Call Option Agreement dated
       26 MAR 2008 made between HSBC Institutional
       Trust Services [Singapore] Limited, as trustee
       of CCT [the 'Trustee'], and the Vendor; (b)
       approve the entry into of the Sale and Purchase
       Agreement [as defined in the Circular] and
       the Deed of Yield Protection [as defined in
       the Circular]; (c) approve the payment of all
       fees and expenses relating to the Acquisition;
       and (d) authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of CCT to give effect to the Acquisition

2.     approve the issue of new units in CCT ['Units'],          Mgmt          For                            For
       and/or convertible securities which may be
       convertible into Units [Convertible Securities],
       in the FYE 31 DEC 2008 such that the number
       of new Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       31 DEC 2007 [the 'Base Figure'], of which the
       aggregate number of new Units [and/or Units
       into which the Convertible Securities may be
       converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unitholders, must not be
       more than 20.0% of the Base Figure [the 'General
       Mandate']; (b) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; (c) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (d)authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of CCT to give effect to the General
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 CENTENNIAL COAL COMPANY LTD                                                                 Agenda Number:  701401440
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2173Y104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000CEY1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and the            Non-Voting
       reports of the Directors' and the Auditors'
       for the YE 30 JUN 2007

2.     Re-elect Ms. Catherine M. Brenner as a Director           Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Clause 13.4.1 of the Company's
       Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

4.     Approve and ratify, for all purposes including            Mgmt          For                            For
       pursuant to ASX Listing Rule 7.4, the issue
       of ordinary shares upon conversion of AUD 165
       million Convertible Notes [equivalent to 45,008,183
       ordinary shares] to the persons and on the
       terms set out as specified

5.     Approve, following the reduction of the share             Mgmt          For                            For
       capital account of the Company, for all other
       purposes including the purposes of Section
       256(1) of the Corporations Act: a reduction
       of the share capital of the Company by up to
       AUD 2.00 for each fully paid ordinary share
       on issue on the record date [Record Date] to
       be set by the Directors of the Company for
       this purpose, but without any cancellation
       of any issued share; and with the reduction
       in respect of each ordinary share being effected
       and satisfied by the Company paying to the
       holders of ordinary shares as at the record
       date the sum of up to AUD 2.00 for each ordinary
       fully paid share at the record date, with the
       payment to be effected at a time determined
       by the Directors of the Company and in the
       manner provided at that time by the Constitution
       of the Company for the payment of dividends
       or otherwise [Payment Date], subject to the
       following occurring within the 2008 financial
       year: (i) the Company receiving a Class Ruling
       from the Australian Taxation Office [ATO] in
       a form acceptable to the Directors; (ii) having
       regard to the Class Ruling, the Directors determining
       the amount of the capital return per ordinary
       share [but not to exceed AUD 2.00 per ordinary
       share]; and (iii) the Directors determining
       to proceed and causing an announcement to be
       made to the ASX, including the following: the
       amount of the capital return per ordinary share
       [but not to exceed AUD 2.00 per ordinary share],
       the Record Date and the Payment Date

6.     Adopt the Centennial Coal Performance Share               Mgmt          For                            For
       & Option Plan as specified and approve the
       issue of options, shares rights and shares
       under it for all purposes, including as an
       exception to Listing Rule 7.1

7.     Adopt the Centennial Coal Deferred Employee               Mgmt          For                            For
       Share Plan as specified and approve the issue
       of shares under it for all purposes, including
       as an exception to Listing Rule 7.1

8.     Approve, for all purposes including pursuant              Mgmt          For                            For
       to Listing Rule 10.14, the acquisition of 950,000
       Shares Rights and 1,900,000 options under the
       Centennial Coal Performance Share & Option
       Plan by Mr. Robert Graham Cameron, the Company's
       Managing Director [and the issue of those options
       and share rights and of shares upon their exercise],
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CENTRO PROPERTIES GROUP                                                                     Agenda Number:  701366482
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2226X103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  AU000000CNP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and consider the financial reports of             Non-Voting
       Centro Properties Group [comprising the Company
       and the Trust] and the reports of the Directors
       and the Auditor for the YE 30 JUN 2007

O.2.a  Re-elect Mr. Brian Healey as Director, who retires        Mgmt          Against                        Against
       by rotation in accordance with Rule 9.1(d)
       of the Company's Constitution

O.2.b  Re-elect Mr. Graham Goldie as Director, who               Mgmt          For                            For
       retires by rotation in accordance with Rule
       9.1(d) of the Company's Constitution

O.2.C  Re-elect Mr. Jim Hall as Director, who retires            Mgmt          Against                        Against
       by rotation in accordance with Rule 9.1(d)
       of the Company's Constitution

O.3    Adopt the remuneration report for the Company             Mgmt          For                            For
       for the FYE 30 JUN 2007

o.4    Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       which may be paid each year by the Company
       to its Non-executive Directors under Rule 9.3(a)
       of the Constitution of the Company to AUD 2,250,000
       with effect from 01 JUL 2007 [excluding any
       remuneration for extra services or special
       exertions determined by the Directors under
       Rule 9.3(f) of the Constitution be paid in
       addition to any remuneration under Rule 9.3(a)
       of the Constitution]




--------------------------------------------------------------------------------------------------------------------------
 CEREBOS PACIFIC LTD                                                                         Agenda Number:  701444349
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1256B107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jan-2008
        ISIN:  SG1M85907533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the YE 30 SEP 2007

2.     Declare a 1st and final dividend of 6 cents               Mgmt          For                            For
       per share [tax exempt one-tier] and a bonus
       dividend of 19 cents per share [tax exempt
       one-tier] in respect of the FYE 30 SEP 2007

3.a    Re-elect Mr. Teo Chiang Long as a Director,               Mgmt          For                            For
       who retires by rotation

3.b    Re-elect Mr. Lucien Wong Yuen Kuai as a Director,         Mgmt          For                            For
       who retires by rotation

3.c    Re-elect Mr. Hideo Tsujimura as a Director,               Mgmt          Against                        Against
       who retires by rotation

4.     Approve the re-appointment, pursuant to Section           Mgmt          For                            For
       153(6) of the Companies Act, Chapter 50, of
       Mr. Raja. M. Alias as a Director of the Company,
       until the next AGM

5.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 411,863 for the YE 30 SEP 2007

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

7.a    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       [SGX-ST], to issue shares and convertible securities
       in the capital of the Company [whether by way
       of rights, bonus or otherwise or in pursuance
       of any offer, agreement or option made or granted
       by the Directors during the continuance of
       this authority which would or might require
       shares or convertible securities to be issued
       during the continuance of this authority or
       thereafter] at any time to such persons and
       upon such terms and conditions and for such
       purposes as the Directors may in their absolute
       discretion deem fit [not withstanding issue
       of shares pursuant to the offer, agreement
       or option or the conversion of the convertible
       securities may occur after the expiration of
       the authority contained in this resolution],
       the aggregate number of shares and convertible
       securities to be issued pursuant to this resolution
       shall not exceed 50% of the issued share capital
       of the Company, and provided further that where
       Members of the Company with registered addresses
       in Singapore are not given an opportunity to
       participate in the same on a pro rata basis,
       then the shares and convertible securities
       to be issued under such circumstances shall
       not exceed 20% of this issued share capital
       of the Company, and for the purpose of this
       resolution, the percentage of issued share
       capital shall be based on the Company's issued
       share capital at the time this resolution is
       passed [after adjusting for new shares arising
       from the conversion or exercise of convertible
       securities; new shares arising from exercise
       share options or vesting of share awards outstanding
       or subsisting at the time this resolution is
       passed, provided the options or awards were
       granted in compliance with the Listing Manual
       of the SGX-ST; and any subsequent consolidation
       or subdivision of shares]; and [Authority expires
       the earlier of the conclusion of next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

7.b    Authorize the Directors of the Company, to offer          Mgmt          Against                        Against
       and grant options in accordance with the provisions
       of the Cerebos Pacific Limited 1998 Executives'
       Share Option Scheme approved by share holders
       in general meeting on 28 MAY 1998, amended
       by shareholders in general meeting on 03 MAR
       2000 and amended by the Company on 07 FEB 2005
       and 14 AUG 2006, and as may be amended further
       from time to time [the 1998 Scheme], and pursuant
       to Section 161 of the Companies Act, Chapter
       50, to allot and issue from time to time such
       number of shares in the Company as may be required
       to be issued and pursuant to the exercise of
       the options under the 1998 Scheme [not withstanding
       that such allotment and issue may occur after
       the conclusion of the next or any ensuring
       AGM of the Company], provided always that the
       aggregate number of shares to be issued pursuant
       to the 1998 Scheme shall not exceed 5% of the
       issued share capital of the Company for the
       time being

8.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CEREBOS PACIFIC LTD                                                                         Agenda Number:  701444387
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1256B107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Jan-2008
        ISIN:  SG1M85907533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the rules of the Cerebos Pacific Limited            Mgmt          For                            For
       1998 Executive Share Option Scheme as specified

2.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       Associated Companies [the Group or CPL Group],
       for the purposes of Chapter 9 [Chapter 9] of
       the Listing Manual of the Singapore Exchange
       Securities Trading Limited [SGX-ST], that are
       entities at risk, as specified, to enter into
       any of the transactions falling within the
       categories of interested person transactions,
       as specified, provided that such transactions
       are carried out in the normal course of business,
       at arm's length and on normal commercial terms
       and in accordance with the guidelines of the
       Company for such interested person transactions
       as specified; [Authority expires until the
       next AGM of the Company]; and authorize the
       Directors of the Company to complete and to
       do all such acts and things [including executing
       such documents as may be required] as they
       consider expedient or necessary or in the interest
       of the Company to give effect to the shareholders'
       mandate and/or this resolution 2




--------------------------------------------------------------------------------------------------------------------------
 CHALLENGER FINANCIAL SERVICES GROUP LTD                                                     Agenda Number:  701368373
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q22685103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  AU000000CGF5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for all purposes, including under ASX            Mgmt          For                            For
       Listing Rule 7.4, the agreement to issue 57,142,857
       options to Colony Marlin-Holdings, LLC or its
       nominated affiliates

2.     Approve, for all purposes, including under ASX            Mgmt          For                            For
       Listing Rule 7.1, the issue of 40,000,000 fully
       paid ordinary shares in the capital of the
       Company at the issue price of AUD 5.20 per
       share to The Bank of Tokyo-Mitsubishi UFJ,
       Ltd and Mitsubishi UFJ Securities Co. Ltd or
       their nominated affiliates

3.     Approve the issue of 4,000,000 options to Mr.             Mgmt          Against                        Against
       Michael Tilley under the Challenger Performance
       Plan for all purposes under the Corporations
       Act and the ASX Listing Rules




--------------------------------------------------------------------------------------------------------------------------
 CHALLENGER FINANCIAL SERVICES GROUP LTD                                                     Agenda Number:  701390053
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q22685103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000CGF5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Independent Auditor's report
       for the Company and its controlled entities
       for the FYE 30 JUN 2007

2.     Re-elect Mr. Peter Polson as a Director of Challenger,    Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 6.1 of the Constitution of the Company

3.     Re-elect Mr. Graham Cubbin as a Director of               Mgmt          For                            For
       Challenger, who retires by rotation in accordance
       with Clause 6.1 of the Constitution of the
       Company

4.     Re-elect Mr. Russell Hooper as a Director of              Mgmt          For                            For
       Challenger, who retires by rotation in accordance
       with Clause 6.1 of the Constitution of the
       Company

5.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

6.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of remuneration available to be paid to the
       Non-Executive Directors by AUD 500,000 per
       annum from AUD 1,500,000 per annum to AUD 2,000,000
       per annum

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and Listing Rules of ASX Limited, including
       the purposes of Listing Rule 7.2 [exception
       9], the equity-based reward plan called the
       Challenger Performance Plan for the provision
       of long term incentives to the Executive Directors,
       the Executives and the employees of Challenger
       and its subsidiaries and the granting of options
       in accordance with the terms of the Challenger
       Performance Plan as specified

8.     Approve the issue of 15,575,000 options to participants   Mgmt          For                            For
       under the Challenger Performance Plan, including
       under the ASX Listing Rule 7.4 as specified




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701444173
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1292D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Feb-2008
        ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, pursuant to Clause 15.2.3 of the trust             Mgmt          For                            For
       deed constituting Champion REIT dated 26 APR
       2006 [as supplemented by a first supplemental
       deed dated 05 DEC 2006] [the 'Trust Deed']
       entered into between Eagle Asset Management
       [CP] Limited, as the Manager [the 'REIT Manager']
       of Champion REIT, and HSBC Institutional Trust
       Services [Asia] Limited, as Trustee of Champion
       REIT [the 'Trustee'], the investment strategy
       of Champion REIT so as not to contain any geographical
       restrictions; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in sub-paragraph [a] of this
       Resolution

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.1.6(iii) of the Trust Deed by
       deleting the words 'For the purposes of this
       Clause 7.1.6, and Clauses 7.2.2 and 7.2.3:'
       and replacing the same by For the purposes
       of Clauses 7.1.6, 7.1.7, 7.2.2 and 7.2.3; pursuant
       to Clause 31.1 of the Trust Deed, Clause 7.1.7
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; pursuant
       to Clause 31.1 of the Trust Deed, Clause 1.1
       of the Trust Deed by inserting the specified
       definition of 'Excluded Associate' immediately
       after the definition of 'Duties and Charges';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 1.1, 7.1.6(iii) and
       7.1.7 of the Trust Deed

S.3    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.2.2 of the Trust Deed to be
       deleted in its entirety and replaced with the
       text as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the above
       amendment in relation to Clause 7.2.2 of the
       Trust Deed

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.2.3 of the Trust Deed to be
       amended by inserting the specified new paragraph
       immediately after Clause 7.2.3(b) of the Trust
       Deed; and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 7.2.3 of the Trust Deed

S.5    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 2.4.6 of the Trust Deed to be
       amended by adding the words 'and all other
       fees, costs and expenses [including costs and
       expenses incurred in respect of roadshows,
       press conferences, luncheons, presentations,
       and other public relations-related fees, costs
       or expenses and fees for public relations consultants
       and Unit/Convertible Instrument issuance-related
       expenses] in connection with any offering or
       issue of Units or Convertible Instruments'
       after the words 'under Clause 7'; pursuant
       to Clause 31.1 of the Trust Deed, Clause 2.4.13
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; and
       authorize the REIT Manager, any Director of
       the REIT Manager and the Trustee each, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 2.4.6 and 2.4.13 of
       the Trust Deed

S.6    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 20.6.1 of the Trust Deed to be
       amended by deleting the sentence 'The Manager
       shall also arrange for the Auditors to review
       and check its calculation under this Clause
       20 of the Distribution Entitlement of each
       Holder in respect of each Distribution Period
       and to issue a confirmation letter to the Trustee'
       and replacing such sentence with 'The Manager
       shall also arrange for the Auditors to review
       and check the calculation of the distribution
       entitlement of each Holder in respect of each
       distribution period and to issue a confirmation
       letter regarding such review and verification
       to the Manager, who will then provide a copy
       of such confirmation letter to the Trustee';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 20.6.1 of the Trust Deed

S.7    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 6.5.2 of the Trust Deed by adding
       the words 'or by such other publication method
       as may be required or permitted by the Code
       or the SFC from time to time' after the words
       'such notice may be given by way of public
       advertisement in at least 1 English language
       newspaper in Hong Kong and 1 Chinese language
       newspaper in Hong Kong'; pursuant to Clause
       31.1 of the Trust Deed, Clause 24.3 of the
       Trust Deed to be amended by inserting the specified
       new paragraph immediately after Clause 24.3.4;
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 6.5.2 and 24.3 of the
       Trust Deed

S.8    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 6.5.2 of the Trust Deed by replacing
       the words 'The Registrar' with the words 'The
       Manager' immediately before the words 'shall
       give not less than 14 days' prior notice to
       the SEHK and the Holders in the event that
       the Register is closed during any Business
       Day'; pursuant to Clause 31.1 of the Trust
       Deed, Clause 15.6.1(iii) of the Trust Deed
       to be amended by replacing the words 'Clause
       8' with the words 'Clause 18' at end of the
       said clause; pursuant to Clause 31.1 of the
       Trust Deed, Clause 24.6 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each, to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the above amendments in relation to Clauses
       6.5.2,15.6.1(iii) and 24.6 of the Trust Deed




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701463945
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1292D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Mar-2008
        ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition [and the consummation            Mgmt          For                            For
       of the transactions contemplated by the Purchase
       Agreements, including the repayment of the
       existing LP facility] as specified and on the
       terms and conditions set out in each Purchase
       Agreement; the entering into, and performance,
       by the Purchaser of each of the Purchase Agreements;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       purchaser of the Deed of Undertaking and Indemnity;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       Purchaser of the Deeds of Tax Covenant; pursuant
       to the Purchase Agreements, the entering into
       at completion, and performance, by the REIT
       Manager and the Property Manager of the Deed
       of ratification and accession; the issue of
       such number of new Consideration Units to the
       GE holder as may be determined in accordance
       with the Renaissance Purchase Agreement [up
       to an aggregate issue amount of the Consideration
       Units to be issued to the GE holder of HKD
       4,264 million] to finance part of the total
       renaissance consideration at an issue price
       per unit that is equal to the issue price for
       the placement units determined in accordance
       with this resolution, which number shall not
       exceed, when taken together with the number
       of Placement Units to be issued and the total
       number of conversion units that may be issued
       under the 2008 Convertible Bonds [if issued
       on conversion of the 2008 Convertible Bonds
       at the initial conversion price and excluding
       any General Mandate Conversion Units], the
       authorised issue; the issue of the 2008 Convertible
       Bonds for aggregate gross issue proceeds of
       up to HKD 5,200 million, which approval shall
       be deemed to include an approval of: i) the
       actual terms and conditions of the 2008 Convertible
       Bonds, together with any terms and conditions
       which are incidental or ancillary to such terms,
       in each case as may be agreed between the Bond
       Placement Underwriter and the REIT Manager;
       ii) the issue of Conversion Units at an initial
       conversion price to be agreed between the Bond
       Placement Underwriter and the REIT Manager
       at the 2008 Convertible Bonds Placement Pricing
       Date, provided that the initial conversion
       price shall be equal to or greater than the
       closing price of the Units on the Hong Kong
       Stock Exchange at the 2008 Convertible Bonds
       Placement Pricing Date; iii) the issue of:
       1) such number of Conversion Units upon conversion
       of the 2008 Convertible Bonds that, if issued
       at the initial conversion price and excluding
       the General Mandate Conversion Units, and when
       taken together with the number of Consideration
       Units and Placement Units to be issued, will
       not exceed the authorised issue; and 2) any
       Conversion Units in excess of the number of
       Conversion Units referred to in (1) above that,
       when issued upon conversion of the 2008 Convertible
       Bonds, would result from such conversion and
       issue being effected at a conversion price
       other than the initial conversion price following
       any adjustment which may apply under the terms
       of the 2008 Convertible Bonds; and iv) the
       issue of 2008 Convertible Bonds [and any Conversion
       Units to be issued pursuant thereto] to 1 or
       more GE Entities in respect of up to 50% of
       the aggregate gross issue proceeds of the 2008
       Convertible Bonds issued upon completion of
       the bond placement; the issuance of such number
       of new Placement Units as would be required
       to raise aggregate gross issue proceeds of
       up to HKD 4,536 million, at an issue price
       to be determined by agreement between the REIT
       Manager and the Unit Placement Underwriter
       prior to the commencement of the unit placement,
       provided that such issue price will not be
       at a discount of more than 20% to the average
       closing price of the Units on the Hong Kong
       Stock Exchange in the 10 trading days immediately
       prior to the Unit Placement Pricing Date, which
       number will not exceed, when taken together
       with the number of Consideration Units to be
       issued and the total number of Conversion Units
       that may be issued [if issued on conversion
       of the 2008 Convertible Bonds at the Initial
       Conversion Price and excluding any General
       Mandate Conversion Units], the authorised issue;
       the issue of the Subscription Units to the
       GE Placing Company pursuant to the Placing
       and Top-Up Subscription Mechanism, which approval
       shall also be deemed to include an approval
       of the actual terms and conditions of any placing
       and top-up subscription agreement that may
       be entered into between the REIT Manager, the
       Unit Placement Underwriter and 1 or more GE
       Entities [including the GE Placing Company]
       in respect of the Subscription Units; the entering
       into by the Purchaser of, and the consummation
       of the transactions contemplated by, the Deed
       of Amendment of Distribution Entitlement Waiver
       Deed, including the making of the payments
       contemplated thereunder; and the 2008 Continuing
       Connected Party Transactions in accordance
       with the terms and conditions under the relevant
       waiver package, in each case, as specified
       [each of the transactions described in this
       resolution, are hereinafter collectively referred
       to as the Transactions Requiring Approval]
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee severally
       to complete and to do or cause to be done all
       such acts and things [including executing all
       such documents as may be required] as the REIT
       Manager, such Director of the REIT Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interest of
       Champion REIT, to give effect to any and all
       matters in relation to the Transactions Requiring
       Approval generally




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701544555
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1292D109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements of               Mgmt          For                            For
       Champion REIT together with Auditors' report
       for the YE 31 DEC 2007

2.     Approve the payment of distribution for YE 31             Mgmt          For                            For
       DEC 2007

3.     Appoint the Auditors of Champion REIT and approve         Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHAODA MODERN AGRICULTURE  HLDGS LTD                                                        Agenda Number:  701397348
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2046Q107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  KYG2046Q1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Approve the final dividend for the YE 30 JUN              Mgmt          For                            For
       2007

3.i    Re-elect Mr. Ip Chi Ming as a Director                    Mgmt          Against                        Against

3.ii   Re-elect Dr. Lee Yan as a Director                        Mgmt          Against                        Against

3.iii  Re-elect Ms. Wong Hip Ying as a Director                  Mgmt          Against                        Against

3.Iv   Re-elect Ms. Luan Yue Wen as a Director                   Mgmt          For                            For

3.V    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

5.A    Authorize the Directors of the Company to purchase,       Mgmt          For                            For
       or otherwise acquire shares, in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by The Stock Exchange of Hong Kong Limited
       and the Securities and Futures Commission of
       Hong Kong for this purpose, subject to and
       in accordance with all applicable laws and
       requirements of the Hong Kong Code on share
       repurchase and the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited [as amended from time to time],
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [as amended from time
       to time], during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the issued share capital
       of the Company; otherwise than pursuant to
       a) a rights issue; or b) the exercise of options
       or similar arrangement; or c) the exercise
       of any rights of conversion under any convertible
       bonds, debentures or notes issued by the Company;
       or d) an issue of shares upon the exercise
       of subscription rights attaching to any warrants
       which may be issued by the Company; and or
       e) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with the shares
       pursuant to Resolution 5.B by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares of the Company
       purchased or otherwise acquired by the Company
       pursuant to Resolution 5.A, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution

5.D    Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of the Stock Exchange granting the listing
       of, and permission to deal in the Bonus shares
       [as specified] to be pursuant to this resolution:
       i] an amount of approximately HKD 2,984,167.60
       standing to the credit of the share premium
       account of the Company be capitalized in accordance
       with the Article 142 of the Articles of Association
       of the Company and authorize the Directors
       of the Company to apply such amount in paying
       up in full at par 29,841,676 new ordinary shares
       of HKD 0.10 each in the capital of the Company
       [the 'Bonus Shares] to be allotted, issued
       and distributed, credited as fully paid, to
       the members of the Company whose names appear
       on the register of the members of the Company
       at the close of business on 28 NOV 2007 on
       the basis of one Bonus Share for every 80 existing
       shares of the Company held [the ''Bonus Issue''];
       the Bonus Shares shall rank pari passu in all
       respects with the then existing issued shares
       of the Company except that they will not be
       entitled to participate in any dividend declared
       or recommended by the Company in respect of
       the FYE 30 JUN 2007; ii] no fractional Bonus
       Shares shall be allotted to members of the
       Company and fractional entitlements [if any]
       will be aggregated and sold for the benefit
       of the Company; and iii] authorize the Directors
       to do all acts and things as may be necessary
       and expedient in connection with or to give
       effect to the Bonus Issue including but not
       limited to the issue of the Bonus Shares and
       adjusting the amount to be capitalized out
       of the share premium account of the Company
       and the number of the Bonus Shares and adjusting
       the amount to be capitalized out of the share
       premium account of the Company and the number
       of the Bonus Shares to be allotted, issued
       and distributed in the manner as specified




--------------------------------------------------------------------------------------------------------------------------
 CHARTERED SEMICONDUCTOR MFG LTD                                                             Agenda Number:  701508357
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1297M104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  SG1H23874727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Audited accounts of the Company for             Mgmt          For                            For
       the YE 31 DEC 2007, including the reports of
       the Directors and the Auditors

2.i    Re-elect Mr. James A. Norling as a Director,              Mgmt          For                            For
       pursuant to the Article 94 of the Company's
       Articles of Association

2.ii   Re-elect Mr. Chia Song Hwee as a Director, pursuant       Mgmt          For                            For
       to the Article 94 of the Company's Articles
       of Association

3.a.i  Re-appoint Mr. Charles E. Thompson as a Director          Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3a.ii  Re-appoint Mr. Andre Borrel as a Director of              Mgmt          For                            For
       the Company, pursuant to Section 153(6) of
       the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3aiii  Re-appoint Mr. Pasquale Pistorio as a Director            Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3a.iv  Re-appoint Mr. Maurizio Ghirga as a Director              Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3.b    Approve the retirement of Dr. Tsugio Makimoto,            Mgmt          For                            For
       a Director ceasing to hold office pursuant
       to Section 153(2) of the Companies Act, Chapter
       50

4.     Re-appoint KPMG as the Company's Auditors and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

5.a    Approve the Directors' fees of SGD 569,833 for            Mgmt          For                            For
       the YE 31 DEC 2007, [Directors fees were SGD
       591,000 for the YE 31 DEC 2006]

5.b    Approve the Directors' fees of up to SGD 585,000          Mgmt          For                            For
       for the YE 31 DEC 2008

6.a    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to allot
       and issue shares in the capital of the Company
       to any person on such terms and conditions
       and with such rights or restrictions as they
       may think fit to impose and that such authority
       shall continue in force until the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required Bylaw to be held, whichever is the
       earlier

6.b    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, i) aa)
       create and issue securities [securities including,
       without limitation, warrants or options to
       subscribe for new shares of the Company [new
       shares] or to purchase from the Company other
       securities issued or to be issued by the Company,
       debt securities and securities which are convertible
       into, exchangeable for, or exercisable for,
       new shares or other securities issued or to
       be issued by the Company to any person or persons
       and on such terms and conditions as the Directors
       may think fit to impose; bb) create and issue
       any further securities [further securities]
       as may be required or permitted to be issued
       in accordance with the terms and conditions
       of the securities; and cc) make, enter into
       and/or issue offers, agreements, options, undertakings,
       guarantees and/or indemnities [together referred
       to as agreements] which would or might require
       the issue of new shares or other securities
       by the Company with any person or persons and
       on such terms and conditions as the Directors
       may think fit to impose; ii) aa) such number
       of new shares as may be required or permitted
       to be allotted or issued on the conversion,
       exchange or exercise of the securities, or
       any of them, to the holders of such securities
       on the conversion, exchange or exercise thereof,
       subject to and otherwise in accordance with
       the terms and conditions of the securities;
       bb) on the same basis as paragraph [ii(aa)]
       above, such further new shares as may be required
       to be allotted and issued on the conversion,
       exchange or exercise of any of the further
       securities in accordance with the terms and
       conditions of the further securities; and cc)
       such number of new shares as may be required
       or permitted to be allotted or issued pursuant
       to and otherwise in accordance with the terms
       and conditions of the agreements; iii) take
       such steps, make such amendments to the terms
       and conditions of the securities, the further
       securities and the Agreements and any of them,
       and exercise such discretion as the Directors
       may from time to time deem fit, advisable or
       necessary in connection with all or any of
       the above matters

6.c    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant options in accordance with the provisions
       of the 1999 option plan, as amended and restated,
       and to allot and issue from time to time such
       number of shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of the options under the 1999
       Option Plan, as amended and restated

6.d    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant rights to purchase shares in the
       capital of the Comjpany in accordance with
       the provisions of the Chartered ESPP 2004,
       and to allot and issued from time to time such
       number of shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of fights to purchase shares in
       the capital of the Company under the Chartered
       ESPP 2004

6.e    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant rights to repurchase shares in the
       capital of the Company in accordance with the
       provisions of the SMP ESPP 2004, and to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of rights to purchase shares in the capital
       of the Company under the SMP ESPP 2004

6.f    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant restricted share units [RSUs] in
       accordance with the provisions of the restricted
       share unit plan 2007, and to allot and issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the restricted share
       unit plan 2007 and the RSU agreements [as defined
       in the restricted share unit plan 2007]

6.g    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant performance share units [PSUs] in
       accordance with the provisions of the performance
       share unit plan 2007, and to allot and issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the performance share
       unit plan 2007 and the PSU agreements [as defined
       in the performance share unit plan 2007]

S.7    Amend the i) Article 90 of the Articles of Association    Mgmt          For                            For
       of the Company; and ii) to re-number Articles
       149 and 150 as Articles 148 and 149 respectively,
       in the manner As specified in the Proxy Statement
       dated 28 MAR 2008, in respect of the AGM

8.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HOLDINGS LTD                                                          Agenda Number:  701563113
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1375F104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and its subsidiaries
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2A.1   Re-elect Mr. Yue Guojun as an Executive Director          Mgmt          Against                        Against
       of the Company

2A.2   Re-elect Mr. Chi Jingtao as a Non-Executive               Mgmt          Against                        Against
       Director of the Company

2A.3   Re-elect Mr. Ma Wangjun as a Non-Executive Director       Mgmt          Against                        Against
       of the Company

2A.4   Re-elect Mr. Patrick Vincent Vizzone as an Independent    Mgmt          For                            For
       Non-Executive Director of the Company

2.B    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [Board] to fix the Directors' remuneration

3.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remunerations

4.A    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       during the Relevant Period to allot, issue
       and deal with additional shares in the capital
       of the Company or securities convertible into
       such shares, options, warrants or similar rights
       to subscribe for any shares in the Company,
       and to make and grant offers, agreements and
       options which would or might require the exercise
       of such power, agreements and options which
       would or might require the exercise of such
       power after the end of the Relevant Period;
       c) the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in resolution a) otherwise than
       pursuant to the shares of the Company issued
       as a result of a Rights Issue [as defined in
       resolution (d) of this resolution] or pursuant
       to the exercise of options under any existing
       share option scheme of the Company or similar
       arrangement or any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Company in lieu of the whole
       or part of the dividend on the shares of the
       Company in accordance with the Company's Articles
       of Association, shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly; and [Authority expire
       the earlier of the conclusion of the next AGM
       of the Company or the end of the period within
       which the next AGM of the Company is required
       by the Articles of Association of the Company
       or any applicable law of Hong Kong to be held]

4.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on the Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       [Listing Rules] or of any other stock exchange
       on which the securities of the Company may
       be listed as amended from time to time, generally
       and unconditionally approved; b) the aggregate
       nominal amount of shares of the Company to
       be repurchased by the Company pursuant to the
       approval mentioned in resolution (a) of this
       resolution during the Relevant Period shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution
       and the said approval shall be limited accordingly
       [Authority expire the earlier of the conclusion
       of the next AGM of the Company or the end of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable law of Hong
       Kong to be held]

4.C    Approve, conditional upon Resolutions 4A and              Mgmt          For                            For
       4B the aggregate nominal amount of shares in
       the capital of the Company which is repurchased
       by the Company under the authority granted
       to the Directors as mentioned in such resolution
       4B shall be added to the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       such resolution 4A, provided that the amount
       of share capital repurchased by the Company
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HOLDINGS LTD                                                          Agenda Number:  701569379
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1375F104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the ADM Mutual Supply Agreement        Mgmt          For                            For
       [as specified] relating to the mutual supply
       of raw materials and products and ancillary
       equipment and services between COFCO ADM Oils
       & Grains Industries [Heze] Co., Ltd. [COFCO
       ADM] and the Company and its subsidiaries [other
       than COFCO ADM] [the [Group] and a) the maximum
       aggregate transaction amount in respect of
       the products and services to be supplied by
       COFCO ADM to the Group pursuant to the ADM
       Mutual Supply Agreement for the YE 31 DEC 2008
       be fixed at RMB 1,560.0 million; and b) the
       maximum aggregate transaction amount in respect
       of the products and services supplied by the
       Group to COFCO ADM pursuant to the ADM Mutual
       Supply Agreement for the YE 31 DEC 2008 be
       fixed at RMB 1,560.0 million




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  701558213
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2154F109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and the Auditors of
       the Company for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 4.5 cents for             Mgmt          For                            For
       the YE 31 DEC 2007

3.A.1  Re-elect Mr. Ning Gaoning as a Director                   Mgmt          Against                        Against

3.A.2  Re-elect Mr. Stephen Edward Clark as a Director           Mgmt          For                            For

3.A.3  Re-elect Mr. Tan Man Kou as a Director                    Mgmt          For                            For

3.B    Authorize the Directors to fix the Directors'             Mgmt          For                            For
       remuneration for the ensuing year

4.     Re-appoint the Ernst & Young as Auditors for              Mgmt          For                            For
       the ensuing year and to authorize the Board
       to fix their remuneration

5.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options during and after the
       relevant period, otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) the exercise of rights
       of subscription under any share option scheme
       or similar arrangement of the Company; or iv)
       any scrip dividend or similar arrangement providing
       for allotment of shares in lieu of the whole
       or part of a dividend on shares in accord with
       the Bye-Laws of the Company; or v) any adjustment,
       after the date of grant or issue of any options,
       warrants or other securities referred to above,
       in the price at which shares shall be subscribed,
       and/or in the number of shares which shall
       be subscribed, on exercise of relevant rights
       under such options, rights to subscribe, warrants
       or other securities, such adjustment being
       made in accordance with, or as contemplated
       by the terms of such options, warrants or other
       securities; vi) shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue on the date of this
       resolution and subject to the passing of Resolution
       6 below, all those number of shares which may
       from time to time be purchased by the Company
       pursuant to the general mandate granted under
       Resolution 5 below and this approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

6.     Authorize the Company to repurchase shares in             Mgmt          For                            For
       the capital of the Company during the relevant
       period, subject to the conditions specified,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue on the date of this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Approve a general mandate to add all those number         Mgmt          For                            For
       of shares in the capital of the Company which
       may from time to time be purchased by the Company
       pursuant to the approval granted under Resolution
       6 above [the Repurchased Shares] to the general
       mandate granted under Resolution 5 above, so
       that the aggregate nominal amount of share
       capital that may be allotted by the Directors
       pursuant to the said mandate granted under
       Resolution 5 above shall be the aggregate of
       i) 20% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of this resolution and ii) all the repurchased
       shares

S.8    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to compliance with the requirements of Section
       46(2) of the Companies Act 1981 of Bermuda
       and with effect from the date of passing of
       this resolution, the entire amount of HKD 3,660,432,312.09 standing to the credit of the share premium
       account of the Company as at 31 DEC 2007 be
       cancelled [the share premium cancellation]
       and the Directors of the Company to apply and
       transfer the credit arising from the share
       premium cancellation to the contributed surplus
       account of the Company; and to do all such
       acts and things [including without limitation
       to the generality of the foregoing the execution
       of any documents, instruments or agreements]
       as they may, in their absolute discretion,
       consider necessary, desirable or expedient
       to implement and/or to give effect to the share
       premium cancellation and the application of
       the Credit which will be released thereby in
       accordance with the bye-laws of the Company
       and applicable laws




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  701570675
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2154F109                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the maximum aggregate transaction value           Mgmt          For                            For
       of the edible oils to be purchased by COFCO
       Foods Sales and Distribution Co., Ltd. from
       associates of China Agri-Industries Limited
       pursuant to the Supply and Packaging Agreement
       [as specified] for the YE 31 DEC 2008 is revised
       to be RMB 7,000 million




--------------------------------------------------------------------------------------------------------------------------
 CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD                                               Agenda Number:  701535253
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1456Z128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Received and adopt the audited financial statements       Mgmt          For                            For
       and the report of the Directors and Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.A    Re-elect Mr. Shen Koping Michael as a Director            Mgmt          Against                        Against

3.B    Re-elect Mr. Lau Siu Mun Sammy as a Director              Mgmt          Against                        Against

3.C    Re-elect Mr. Zheng Changyong as a Director                Mgmt          Against                        Against

3.D    Re-elect Mr. Che Shujian as a Director                    Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Appoint KPMG as the auditors and to authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements, options and other
       rights or issue warrants which may require
       the exercise of such powers during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution, otherwise than pursuant
       to a rights Issue [as hereinafter defined]
       or an issue of shares pursuant to the exercise
       of subscription rights attaching to any warrants
       issued by the Company or of any options which
       may be granted under any share option scheme
       or any other option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares or any scrip dividend
       schemes or similar arrangements providing for
       the allotment and issue of shares in lieu of
       the whole or part of a dividend on shares in
       accordance with the Articles of Association
       of the Company or a specific authority granted
       by the shareholders of the Company in general
       meeting; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or By Law to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to purchase Shares on
       The Stock Exchange of Hong Kong Limited, not
       exceeding 10% of the aggregate nominal amount
       of share capital of the Company in issue as
       at the date of passing of this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or By the Law]

7.     Authorize the Directors of the Company, conditional       Mgmt          For                            For
       upon the passing of Resolutions No.5 and No.6
       above, to extend the general mandate to the
       Directors of the Company to allot, issue and
       otherwise deal with shares in the capital of
       the Company and to make, issue or grant offers,
       agreements, options and/or warrants which might
       require the exercise of such powers in accordance
       with Resolution No.5 by the addition to the
       total nominal amount of share capital which
       may be allotted or agreed to be allotted by
       the Directors of the Company pursuant to such
       general mandate an amount representing the
       total nominal amount of shares in the capital
       of the Company purchased by the Company pursuant
       to the exercise by the Directors of the Company
       in accordance with Resolution No.6 above of
       the powers of the Company to purchase such
       shares, provided that such amount shall not
       exceed l0 % of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  701563771
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21096105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Approve the final dividend                                Mgmt          For                            For

3.a    Re-elect Mr. Niu Gensheng as a Director and               Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.b    Re-elect Mr. Sun Yubin as a Director and authorize        Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3.c    Re-elect Mr. Li Jianxin as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase shares of
       HKD 0.10 each in the capital of the Company
       [Shares] on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution 5 as specified; and [Authority expires
       at the earlier of the conclusion of the next
       AGM of the Company; or the expiration of the
       period within which the next AGM of the Company
       is required by its Articles of Association
       or by any applicable Law(s) to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares and to make or
       grant offers, agreements, options and warrants
       which might require the exercise of such power,
       during and after the relevant period, shall
       not exceed of 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this Resolution
       6, otherwise than pursuant to, i) a rights
       issue [as specified], ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares or iii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Articles of Association of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by its Articles of
       Association or by any applicable Law(s) to
       be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6, to extend by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted or agreed to
       be allotted by the Directors of the Company
       pursuant to such general mandate an amount
       representing the aggregate nominal amount of
       shares repurchased by the Company pursuant
       to the general mandate referred to in Resolution
       5 above provided that such amount shall not
       exceed 10% of the existing issued share capital
       of the Company at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  701563808
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21096105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the entering into the Equity           Mgmt          For                            For
       Interest Transfer Agreement dated 08 APR 2008
       by the Company [the 'Equity Interest Transfer
       Agreement'] for the acquisition of an aggregate
       72,011,566 shares in Inner Mongolia Mengniu
       Dairy Company Limited, [the 'Sale Shares']
       from the sellers named therein [the 'Sellers']
       entered into between the Company and the Sellers
       and the transactions contemplated thereby and
       the performance thereof by the Company; and
       authorize: the Directors of the Company to
       issue an aggregate of 135,328,255 shares in
       the Company to the Sellers pursuant to and
       in accordance with the terms and conditions
       contained in the Equity Interest Transfer Agreement
       as consideration shares; and any one Director
       of the Company to do all such things and sign,
       seal, execute, perfect, perform and deliver
       all such documents as he may in his absolute
       discretion consider necessary or desirable
       or expedient to give effect to the Equity Interest
       Transfer Agreement or for the implementation
       of all transactions thereunder




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701371560
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to revoke the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company at its AGM
       held on 22 MAY 2007 to allot, issue and deal
       with shares of HKD 0.10 in the capital of the
       Company [pursuant to Resolution No. 6B of the
       Company's notice of AGM dated 27 APR 2007]




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701385470
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     Approve to remove with immediate effect Ms.               Mgmt          Against                        Against
       Chen Ningning [Ms. Chen] as a Director of the
       Company

3.     Approve the following matters proposed by Smart           Mgmt          Against                        Against
       Triumph Corporation pursuant to its requisition
       for an SGM to be held: i) to set the minimum
       number of Directors of the Company at 2; ii)
       to remove with immediate effect all existing
       Directors of the Company as at 30 AUG 2007
       except [subject to Resolution 2 being voted
       down] Ms. Chen; iii) to remove with immediate
       effect all Directors of the Company that may
       be appointed after 30 AUG 2007 up to and including
       the time immediately before the SGM; iv) to
       set with immediate effect the maximum number
       of Directors of the Company at 31; v) to appoint
       Messrs. Lee Haifeng Nicolas, Fong Cho Yee,
       Joey, Lin Guang Ming and such other persons
       [if any, as may be proposed by Smart Triumph
       Corporation] as the Directors of the Company
       with immediate effect; vi) to remove all Directors
       of the Company that may be appointed from the
       beginning and up to the close of the SGM with
       immediate effect save for those appointed pursuant
       to this resolution above




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701547640
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Mgmt          For                            For
       the Group, the audited balance sheet of the
       Company, the reports of the Directors and the
       independent Auditors for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 6.2 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2007

3.A    Re-elect Mr. Zhu Hao as an Executive Director             Mgmt          For                            For

3.B    Re-elect Mr. Liu Lei as an Executive Director             Mgmt          For                            For

3.C    Re-elect Mr. Gao Qingju as an Independent Non-Executive   Mgmt          For                            For
       Director

3.D    Authorize the Directors to fix their remuneration         Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditor's        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors, during the relevant              Mgmt          For                            For
       period, to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited in accordance
       with any applicable laws or Bermuda Law and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the issued share
       capital of the Company at the date of passing
       this resolution; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable law or Bermuda Companies
       Act or the existing Bye-laws of the Company
       to be held]

5.B    Authorize the Directors of the company, to allot,         Mgmt          For                            For
       issue and deal with any unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options, during and
       after the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution; and the aggregate
       nominal amount of the share capital of the
       Company that may have been repurchased pursuant
       to the repurchase mandate referred in Resolution
       5.A, otherwise than pursuant to: a) a rights
       issue, ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in the
       Company in lieu of the whole or part of a dividend
       on shares in accordance with the Bye-laws of
       the Company; iii) any adjustments of rights
       to subscribe for shares under options and warrants
       or a specific authority granted by the shareholders;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or Bermuda Companies Act or the existing Bye-laws
       of the Company to be held]

5.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5.A and 5.B, to extend the authority of the
       Directors pursuant to Resolution 6.B, to cover
       such amount representing the aggregate nominal
       amount of the shares in the capital of the
       Company repurchased pursuant to the authority
       granted pursuant to Resolution 5A

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701600454
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Master Supply Agreement            Mgmt          For                            For
       [as specified] and the transaction contemplated
       thereunder and the annual Caps and authorize
       any 1 Director of the Company to sign the Master
       Supply Agreement to sign all such documents
       and do all such things and acts as he may consider
       necessary or expedient and in the interest
       of the Company for the purpose of effecting
       or otherwise in connection with all transactions
       contemplated under the Master Supply Agreement
       or any matter incidental thereto and to make
       timely disclosure of the above mentioned agreement
       matters as required by the regulatory authorities




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701423105
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15004107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the shareholders Agreement             Mgmt          For                            For
       [as specified], and the transactions contemplated
       thereunder and implementation thereof; and
       authorize any one Director of the Company and
       on behalf of the Company to execute all such
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the shareholders'
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701560030
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15004107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Hao Jian Min as a Director                   Mgmt          Against                        Against

2.B    Re-elect Mr. Wu Jianbin as a Director                     Mgmt          Against                        Against

2.C    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.D    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this Resolution; [Authority
       expires at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company and/or the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] to be
       held]

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong] to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements, options and rights of exchange
       during the relevant period, not exceeding the
       aggregate of a) 20% of the share capital of
       the Company; and b) the nominal amount of share
       capital repurchased [up to 10% of the aggregate
       nominal amount of the share capital], otherwise
       than pursuant to a) a rights issue; or b) the
       exercise of subscription or conversion rights
       under the terms of any bonds or securities
       which are convertible into shares of the Company
       ; or c) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or d) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 6 and 7 to extend the general mandate
       granted to the Directors of the Company pursuant
       to the Resolution 7, by an amount representing
       the aggregate nominal amount of share capital
       of the Company purchased by the Company under
       the authority granted pursuant to the Resolution
       6, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701429359
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2007
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Asset Acquisition Agreement,       Mgmt          For                            For
       the Amendment Agreements, the Land Use Right
       Transfer Agreement, as specified and the transactions
       contemplated thereunder, and authorize the
       Directors of the Company to do all such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       Asset Acquisition Agreement, the Amendment
       Agreements, the Land Use Right Transfer Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701429361
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2007
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve each of the specified continuing connected        Mgmt          For                            For
       transactions and authorize the Directors of
       the Company to do all such further acts and
       things and execute such further documents and
       take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to each of the
       specified continuing connected transactions




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701544567
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the continuing connected transaction              Mgmt          For                            For
       referred to in the Letter from the Board in
       the circular of the Company dated 17 APR 2008
       [the 'Circular'], namely the Production Target
       Sale and Purchase Agreement dated 28 March
       2008 between [China Power Investment Corporation]
       and the Company [the 'Agreement'] and Replacement
       Agreements to be entered into pursuant to the
       Agreement, and the annual caps for such continuing
       connected transaction for the YE 31 DEC 2008,
       31 DEC 2009 and 31 DEC 2010, and authorize
       the Directors of the Company do all such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the continuing
       connected transaction

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701563721
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and of the Auditors for the YE
       31 DEC 2007

2.     Declare a final dividend of RMB 0.054 per share           Mgmt          For                            For
       for the YE 31 DEC 2007 as recommended by the
       Board of Directors

3.a    Re-elect Mr. Liu Guangchi as a Director                   Mgmt          Against                        Against

3.b    Re-elect Mr. Gao Guangfu as a Director                    Mgmt          Against                        Against

3.c    Re-elect Mr. Guan Qihong as a Director                    Mgmt          Against                        Against

3.d    Re-elect Mr. Kwong Che Keung, Gordon as a Director        Mgmt          For                            For

3.e    Re-elect Mr. Li Fang as a Director                        Mgmt          For                            For

3.f    Re-elect Mr. Tsui Yiu Wa, Alec as a Director              Mgmt          For                            For

4.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          Against                        Against
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

6.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified] of all the
       powers of the Company to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options, including warrants to subscribe
       for shares, which might require the exercise
       of such powers; to make or grant offers, agreements
       and options; including warrants to subscribe
       for shares, which might require the exercise
       of such powers after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] by the Directors
       of the Company, otherwise than pursuant to
       a rights issue [as specified] or any issue
       of shares of the Company on the exercise of
       the subscription rights attaching to any warrants
       which may be issued by the Company from time
       to time or on the exercise of any options granted
       under the share option scheme of the Company
       or an issue of shares in lieu of the whole
       or part of a dividend on shares in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable Law
       or the Articles of Association of the Company
       to be held]

6.B    Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified] of all the powers of
       the Company to repurchase its shares on the
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or on any other stock exchange on
       which the shares may be listed and which is
       recognized by the Securities and Futures Commission
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the requirements of the Stock Exchange
       or of any other stock exchange as amended from
       time to time; the aggregate nominal amount
       of securities authorized to be repurchased
       by the Company; during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next annual
       general meeting of the Company is required
       by any applicable Law or the Articles of Association
       of the Company to be held]

6.C    Approve, conditional on the passing of the Resolutions    Mgmt          For                            For
       6.A and 6.B of the notice convening this meeting,
       to extend the general mandate granted to the
       Directors of the Company and for the time being
       in force to exercise the powers to allot, issue
       and deal with additional shares pursuant to
       the Resolution 6.A of the notice convening
       this meeting, by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the Resolution 6.B of the
       notice convening this meeting; provided that
       such extended amount shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701425907
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108Y105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the conditional sale and purchase agreement       Mgmt          For                            For
       [the 'Sale and Purchase Agreement'] dated 03
       DEC 2007 entered into between Gain Ahead Group
       Limited [the 'Vendor'], China Resources (Holdings)
       Company Limited [the 'Guarantor'] and the Company
       [the 'Purchaser'] [as specified] in relation
       to, among other matters, the Acquisition [as
       specified [the 'Circular'] of the Company to
       its shareholders dated 05 DEC 2007] [as specified]
       and all the transactions contemplated thereby
       including but not limited to the allotment
       and issue to the Vendor [or as it may direct]
       of 269,090,909 ordinary shares of HKD 0.10
       each in the capital of the Company at the issue
       price of HKD 16.83 each credited as fully paid
       up and ranking pari passu with the existing
       issued shares of the Company [the 'Consideration
       Shares'] to the Vendor [or as it may direct]
       pursuant to the Sale and Purchase Agreement;
       and authorize the Directors to sign, execute,
       perfect and deliver all such documents and
       deeds, and do all such actions which are in
       their opinion necessary, appropriate, desirable
       or expedient for the implementation and completion
       of the Sale and Purchase Agreement, the allotment
       and issue of the Consideration Shares to the
       Vendor [or as it may direct], all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in the opinion of the Directors, appropriate,
       desirable or expedient in the context of the
       Acquisition and are in the best interests of
       the Company

2.     Approve and ratify the continuing connected               Mgmt          For                            For
       transactions, as specified [the 'Circular']
       of the Company to its shareholders dated 05
       DEC 2007, the Construction Caps and the Decoration
       Caps as specified and authorize any one Director
       of the Company or any other person authorized
       by the Board of Directors of the Company from
       time to time for and on behalf of the Company
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       continuing connected transactions and all the
       matters incidental to, ancillary to or in connection
       with the Continuing Connected Transactions




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701558302
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108Y105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Song Lin as a Director                       Mgmt          Against                        Against

3.2    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.3    Re-elect Mr. Liu Yan Jie as a Director                    Mgmt          Against                        Against

3.4    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          Against                        Against

3.5    Re-elect Mr. Du Wenmin as a Director                      Mgmt          Against                        Against

3.6    Re-elect Mr. Wang Shi as a Director                       Mgmt          Against                        Against

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       or on any other Stock Exchange on which the
       securities of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, generally
       and unconditionally; the aggregate nominal
       amount of shares of the Company which the Directors
       of the Company are authorized to repurchase
       pursuant to this resolution shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such power be and generally
       and unconditionally to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] which would or might require the exercise
       of such power after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors of the Company pursuant to this resolution,
       otherwise than i) a rights issue; ii) an issue
       of shares under any Option Scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company; iii) an issue of shares
       upon the exercise of the subscription or conversion
       rights under the terms of any warrants or any
       securities of the Company which are convertible
       into shares of the Company; or iv) an issue
       of shares as scrip dividends pursuant to the
       Articles of Association of the Company from
       time to time, shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of the Resolution Nos. 5 and
       6 as specified in this meeting, to allot, issue
       and deal with additional shares pursuant to
       Resolution No. 6 as specified in this meeting
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution No. 5 as specified
       in this meeting, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701428268
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1503A100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the acquisition       Mgmt          For                            For
       agreement [the Acquisition Agreement] dated
       23 NOV 2007 between China Resources Power Project
       Service Co., Ltd. and China Resources Co.,
       Ltd. in relation to: a) the acquisition of
       67% equity interest in Xuzhou Huaxin Power
       Generation Co., Ltd. [Xuzhou Huaxin] for a
       consideration of RMB 681,000,000 [equivalent
       to approximately HKD 714,585,519]; and b) the
       assignment from China Resources Co., Ltd. of
       a shareholder's loan of RMB 268,000,000 [equivalent
       to approximately HKD 281,217,209] owing by
       Xuzhou Huaxin, [as specified] and the transactions
       contemplated thereunder; and authorize any
       1 or more of the Directors of the Company to
       sign or execute such other documents or supplemental
       agreements or deeds on behalf of the Company
       and to do all such things and take all such
       actions as he may consider necessary or desirable
       for the purpose of giving effect to the Acquisition
       Agreement and completing the transactions contemplated
       thereunder with such changes as any such Director(s)
       may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. PLEASE ALSO NOTE THAT
       THE CUT-OFF DATE IS 17 DEC 2007. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701532346
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1503A100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the sale              Mgmt          For                            For
       and purchase agreement [the Shenhai Acquisition
       Agreement] dated 18 MAR 2008 between China
       Resources Power Holdings Company Limited and
       China Resources (Holdings) Company Limited
       (CRH) in relation to the acquisition of, inter
       alios, a) the entire issued share capital of
       China Resources Power Northcity Co., Ltd. (CRP
       Northcity), a wholly-owned subsidiary of CRH
       which, in turn, effectively holds a 51.5% equity
       interest in Shenyang Shenhai Thermal Power
       Company Limited (Shenhai Thermal Power) and
       b) all the rights and obligations of Pollen
       Investment Limited (Pollen Investment), a wholly
       owned subsidiary of CRP Northcity and CRH,
       under the agreement (the Liaoning Electric
       Power Acquisition Agreement) entered into between
       Pollen Investment and Liaoning Electric Power
       Company Limited (Liaoning Electric Power) in
       JUL 2007 in relation to the acquisition of
       a 2.615% equity interest held by Liaoning Electric
       Power in Shenhai Thermal Power by Pollen Investment
       for Liaoning Electric Power, for a total consideration
       of RMB 1,118,125,056 (a copy of the Shenhai
       Acquisition Agreement has been produced to
       the meeting and marked A and initialed by the
       chairman of the meeting for identification
       purpose), and the transactions contemplated
       thereunder; and authorize any one or more of
       the Directors of the Company to sign or execute
       such other documents or supplemental agreements
       or deeds on behalf of the Company and to do
       all such things and take all such actions as
       he may consider necessary or desirable for
       the purpose of giving effect to the Shenhai
       Acquisition Agreement and completing the transactions
       contemplated thereunder with such changes as
       any such director(s) may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701566119
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1503A100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and Independent
       auditor for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Mr. Song Lin as a Director                       Mgmt          Against                        Against

3.2    Re-elect Ms. Wang Xiao Bin as a Director                  Mgmt          Against                        Against

3.3    Re-elect Mr. WU Jing Ru as a Director                     Mgmt          For                            For

3.4    Re-elect Mr. Chen Ji Min as a Director                    Mgmt          Against                        Against

3.5    Re-elect Ms. Chen Xiao Ying as a Director                 Mgmt          Against                        Against

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as Auditors           Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of the Auditors

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares at par value of HKD 1.00 each in the
       capital of the Company, during the relevant
       period, on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purposes, subject to
       and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by any applicable law or the Articles
       of Association of the Company]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each at par in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company]
       during and after the end of relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue;
       or ii) the issue of shares under any option
       scheme or similar arrangement; or iii) the
       exercise of subscription or conversion rights
       under the terms of any warrants or any securities
       of the Company which are convertible into shares
       of the Company; or iv) any scrip dividend pursuant
       to Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held by any applicable law or
       the Articles of Association of the Company]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares pursuant to
       Resolution 6, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  701414839
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1507D100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Dec-2007
        ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify to enter into the conditional          Mgmt          For                            For
       Acquisition Agreement [as specified], between
       (i) the Company, (ii) Allied Well Holdings
       Ltd and United Capital Management Limited as
       the purchasers [the Purchasers], and (iii)
       China Travel Service [Holdings] Hong Kong Limited,
       China Travel Building Contractors Hong Kong
       Limited and China Travel Investments Hong Kong
       Limited as the vendors [the Vendors], pursuant
       to which the vendors conditionally agreed to
       sell and the Purchasers conditionally agreed
       to acquire the entire issued share capital
       or registered capital of CTS H.K. Metropark
       Hotels Management Company Limited, Beijing
       CTS [Hong Kong] Grand Metropark Hotel Company
       Limited, Ruskin Overseas Limited and Wisepak
       Enterprises Limited [the Hotel Group] and the
       respective shareholder's loan owed by respective
       members of the Hotel Group to the vendors,
       which as at 31 AUG 2007, amounted to approximately
       HKD 1,086,038,000, at a consideration of HKD
       1,107,260,000, subject to any adjustment, upon
       the terms and subject to the conditions as
       specified and the transactions contemplated
       under the Acquisition Agreement

2.     Approve and ratify to enter into the Conditional          Mgmt          For                            For
       Disposal Agreement, as specified between, (i)
       the Company, China Travel Service [Hong Kong]
       Limited, Add-Well Investments Limited and Noteman
       Investments Limited as the vendors [the Disposal
       Vendors], (ii) CTS Logistics Corporation as
       the purchaser [the Disposal Purchaser] and
       (iii) China Travel Service [Holdings] Hong
       Kong Limited, pursuant to which the Disposal
       Vendors conditionally agreed to sell and the
       Disposal Purchaser conditionally agreed to
       acquire a) the entire issued ordinary share
       capital of Common Well Limited; b) the net
       amount of shareholder's loan owed by Common
       Well Limited to the Company and/or its associates;
       and c) the entire issued ordinary share capital
       of China Travel Services [Cargo] Hong Kong
       Limited at a consideration of HKD 853,640,000
       which will be settled entirely by cash upon
       the terms and subject to the conditions as
       specified and the transactions contemplated
       under the Disposal Agreement

3.     Authorize any one Director of the Company for             Mgmt          For                            For
       and on behalf of the Company to do all acts
       and things and to approve, execute and deliver
       all notices, documents, instruments or agreements
       as may be necessary, desirable or expedient
       to carry out or to give effect to any or all
       transactions contemplated under the Acquisition
       Agreement and the Disposal Agreement and to
       agree to such variations, amendments or waivers
       thereof as are, in the opinion of such Director,
       in the interests of the Company if the use
       of common seal is required under the Acquisition
       Agreement and the Disposal Agreement, authorize
       any two Directors of the Company to sign and
       use the common seal




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  701556699
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1507D100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of Directors and of the Auditors
       for the YE 31 DEC 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.A    Re-elect Mr. Zhang Xuewu as a Director                    Mgmt          Against                        Against

3.B    Re-elect Mr. Fang Xiaorong as a Director                  Mgmt          Against                        Against

3.C    Re-elect Mr. Zhang Fengchun as a Director                 Mgmt          Against                        Against

3.D    Re-elect Mr. Xu Muhan as a Director                       Mgmt          Against                        Against

3.E    Re-elect Mr. Sze, Robert Tsai To as a Director            Mgmt          For                            For

3.F    Re-elect Mr. Chan Wing Kee as a Director                  Mgmt          Against                        Against

3.G    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       to repurchase shares of the Company during
       the relevant period, of all the powers of the
       Company to repurchase shares of HKD 0.10 each
       in the capital of the Company [shares]; the
       aggregate nominal amount of the shares which
       may be repurchased on The Stock Exchange of
       Hong Kong Limited [Stock Exchange] or any other
       Stock Exchange recognized by the Securities
       and Futures Commission of the Hong Kong [SFC]
       and the Stock Exchange under the Hong Kong
       Code on share repurchases [Repurchase Code]
       pursuant to the approval, shall not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company and the
       said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company by the Articles of Association
       of the Company or by the Laws of Hong Kong
       to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to allot, issue and deal
       with additional shares and make or grant offers,
       agreements, options and warrants which might
       require the exercise of such power during and
       after the relevant period, the aggregate nominal
       amount of the issued share capital allotted
       or dealt with [whether pursuant to an option,
       warrant or otherwise] pursuant to the approval
       in Resolution (A) above, otherwise than pursuant
       to i) a rights issue; ii) any option scheme
       or any similar arrangement for the time being
       adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries and/or eligible grantee
       pursuant to the scheme of shares or rights
       to acquire shares of the Company; iii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       the Articles of Association or by the Laws
       of Hong Kong to be held]

7.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolutions number 5 and 6 convening this meeting,
       the general mandate granted to the Directors
       to exercise the powers of the Company to allot,
       issue and deal with additional Shares pursuant
       to the Ordinary Resolution number 6 convening
       this meeting be and is hereby extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of Shares repurchased
       by the Company under the authority granted
       pursuant to the Ordinary Resolution number
       5 convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the Ordinary Resolution Number 5




--------------------------------------------------------------------------------------------------------------------------
 CHONG HING BANK LTD                                                                         Agenda Number:  701538653
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1582S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  HK1111036765
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare the final cash dividend for the YE 31             Mgmt          For                            For
       DEC 2007 of HKD 0.44 per share

3.a    Re-elect Dr Robin Yau Hing Chan as a Director             Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.b    Re-elect Mr. Cheng Yuk Wo as a Director and               Mgmt          For                            For
       fix the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.c    Re-elect Mr. Frank Shui Sang Jin as a Director            Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.d    Re-elect Mr. Lau Wai Man as a Director and fix            Mgmt          Against                        Against
       the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.e    Re-elect Mr. Wilfred Chun Ning Liu as a Director          Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.f    Re-elect Mr. Andrew Chiu Cheung MA as a Director          Mgmt          For                            For
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.g    Re-elect Mr. Meng Qinghui as a Director and               Mgmt          Against                        Against
       fix the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.h    Re-elect Mr. Wang Xiaoming as a Director and              Mgmt          Against                        Against
       fix the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.i    Re-elect Mr. Eiichi Yoshikawa as a Director               Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

4.     Re-appoint Delioitte Touche Tohmatsu the Bank's           Mgmt          For                            For
       Auditors and authorize the Directors to fix
       the auditors remuneration

5.     Authorize the Directors, to purchase Shares,              Mgmt          For                            For
       subject to and in accordance with all applicable
       laws and the aggregate nominal amount of Shares
       which may be purchased on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Hong Kong Code on Share Repurchases pursuant
       above shall not exceed 10% of the aggregate
       nominal amount of Shares in issue at the date
       of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Bank or the expiration of the
       period within which the next AGM of the Bank
       is required by law to be held]

6.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with additional shares in the capital
       of the Bank and to make or grant offers, agreements
       and options which might require the exercise
       of such powers and authorize the directors
       of the Bank during the relevant period to make
       or grant offers, agreements and options which
       would or might require the exercise of such
       power after the end of the relevant period,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Bank
       pursuant to the approval otherwise than pursuant
       to: i) any Rights Issue, ii) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend on shares of the Bank in
       accordance with the Articles of Association
       of the Bank, or iii) any exercise of options
       granted under the share option scheme of the
       Bank adopted on 25 APR 2002, shall not exceed
       the aggregate of 20% of the aggregate nominal
       amount of the shares in the capital of the
       Bank in issue at the date of the passing of
       this resolution; (if the Directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank) the nominal amount of any share
       capital of the Bank repurchased by the Bank
       subsequent to the passing of this resolution;
       [Authority expires the earlier of the conlcusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM of
       the Bank is required by law to be held]

7.     Authorize the Directors of the Bank to exercise           Mgmt          For                            For
       the powers of the Bank referred to the resolution
       set out as Resolution 6 in the notice convening
       this meeting in respect of the share capital
       of the Bank referred to that resolution

       Transact any other ordinary business                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHOW SANG SANG HOLDINGS INTERNATIONAL LTD                                                   Agenda Number:  701547599
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2113M104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  BMG2113M1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements, report of the directors and independent
       Auditors report for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 26.0 cents per            Mgmt          For                            For
       ordinary share for the YE 31 DEC 2007

3.i    Re-elect Dr. Gerald Chow King Sing as a Director          Mgmt          For                            For
       of the Company

3.ii   Re-elect Mr. Lee Ka Lun as a Director of the              Mgmt          For                            For
       Company

3.iii  Re-elect Mr. LO King Man as a Director of the             Mgmt          For                            For
       Company

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of the Directors

5.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Directors of the Company to fix
       their remuneration

6.A    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company during the relevant period,
       subject to and in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held By Law]

6.B    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options which would or might require the
       exercise of such powers; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       the approval, otherwise than pursuant to; i)
       the right issue; ii) rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to employees of the Company and/or any
       of its subsidiaries of shares or rights to
       acquire shares of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company any is required by law to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       numbers 6A and 6B as specified, to extend the
       general mandate referred to in Resolution 6B,
       by the addition to the aggregate nominal amount
       of the share capital which may be allotted
       and issued or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       of the Company pursuant to the general mandate
       of an amount representing the aggregate nominal
       amount of shares capital of the Company repurchased
       by the Company since the granting of the said
       general mandate pursuant to Resolution 6A as
       specified, provided that such shares shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this Resolution

S.7    Amend the Bye-Laws of the Company as specified            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701566068
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1636Y108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements together with            Mgmt          For                            For
       the Reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A.1  Re-elect Mr. Kong Dan as a Director                       Mgmt          Against                        Against

2.A.2  Re-elect Mr. Chang Zhenming as a Director                 Mgmt          Against                        Against

2.A.3  Re-elect Mr. Dou Jianzhong as a Director                  Mgmt          Against                        Against

2.A.4  Re-elect Mr. Jose Barreiro as a Director                  Mgmt          Against                        Against

2.A.5  Re-elect Mrs. Chan Hui Dor Lam Doreen as a Director       Mgmt          Against                        Against

2.A.6  Re-elect Mr. Chen Xiaoxian as a Director                  Mgmt          Against                        Against

2.A.7  Re-elect Mr. Fan Yifei as a Director                      Mgmt          Against                        Against

2.A.8  Re-elect Mr. Feng Xiaozeng as a Director                  Mgmt          Against                        Against

2.A.9  Re-elect Mr. Manuel Galatas as a Director                 Mgmt          Against                        Against

2A10   Re-elect Mr. Rafael Gil-Tienda as a Director              Mgmt          For                            For

2A11   Re-elect Mr. Ju Weimin as a Director                      Mgmt          Against                        Against

2A12   Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          Against                        Against

2A13   Re-elect Mr. Liu Jifu as a Director                       Mgmt          Against                        Against

2A14   Re-elect Mr. Lo Wing Yat Kelvin as a Director             Mgmt          Against                        Against

2A15   Re-elect Mr. Roger Clark Spyer as a Director              Mgmt          Against                        Against

2A16   Re-elect Mr. Tsang Yiu Keung Paul as a Director           Mgmt          For                            For

2A17   Re-elect Mr. Wang Dongming as a Director                  Mgmt          Against                        Against

2A18   Re-elect Mr. Zhao Shengbiao as a Director                 Mgmt          Against                        Against

2.B    Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For
       for the year 2007

3.     Appoint KPMG as the Auditors and authorize the            Mgmt          For                            For
       Board to fix their remuneration

4.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with unissued shares in the
       capital of the Company and make or grant offers,
       agreements and options; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted,
       otherwise than pursuant to 1) a Rights Issue;
       or 2) the exercise of any option under any
       option Scheme or under any option scheme or
       similar arrangement for time being adopted
       for the grant or issue to Officers and/or employees
       of the Company and/or any of its subsidiaries
       or any other person of shares or rights to
       acquire shares of the Company; or 3) any scrip
       dividend schemes or similar arrangement providing
       for the allotment and issue of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; or 4) any adjustment
       after the date of grant or issue of any options,
       warrants or other securities referred to herein,
       in the price at which shares in the capital
       of the Company which shall be subscribed, on
       exercise of relevant rights under such options,
       rights to subscribe, warrants or other securities,
       such adjustment being made in accordance with,
       or as contemplated by, the terms of such options,
       warrants or other securities; or 5) a specific
       authority granted by the shareholders of the
       Company in general meeting, subject to Resolution
       6, shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company as required by any applicable laws
       or the Articles of Association of the Company
       to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       the issued shares in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       or any other stock exchange on which shares
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable Laws;
       the aggregate nominal amount of the shares
       which may be re purchased by the Company pursuant
       to the approval of this resolution shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution, and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company by the as required by any applicable
       laws or the Articles of Association of the
       Company has to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5, the general mandate under Resolution 4 to
       extend by increasing nominal amount of share
       capital of the Company permitted to be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with the mandate granted
       under the Resolution 4 by an amount equivalent
       to the aggregate nominal amount of the shares
       in the capital of the Company which may be
       repurchased by the Company pursuant to and
       in accordance with the mandate granted under
       Resolution 5, to the aggregate nominal amount
       shall not exceed 10% of the existing issued
       share capital of the Company as at the date
       of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CNPC (HONG KONG) LTD                                                                        Agenda Number:  701554518
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2237F100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and of the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 0.12 per share            Mgmt          For                            For

3.a    Re-elect Mr. Cheng Cheng as a Director                    Mgmt          Against                        Against

3.b    Re-elect Dr. Lau Wah Sum as Independent Non-Executive     Mgmt          For                            For
       as a Director

3.c    Re-elect Mr. Li Kwok Sing Aurbrey as an Independent       Mgmt          For                            For
       Non-Executive Director

3.d    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Appoint Deloitte Touche Tohmatsu as the Auditors          Mgmt          For                            For
       for the ensuing year in place of the retiring
       Auditors Deloitte Touche Tohmatsu and authorize
       the Directors to fix their remuneration

5.     Authorize the Directors to purchase shares of             Mgmt          For                            For
       HKD 0.01 each in the capital of the Company
       during the relevant period, that the nominal
       amount of the share to be purchased not exceeding
       10% of the total nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the bye-laws of the Company or any applicable
       law of Bermuda to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to a
       rights issue or the Company's executive Share
       Option Scheme [ the Share Option Scheme]; such
       mandate shall be additional to the authority
       to be given to the Directors to grant options
       under the Share Option Scheme and, at any time,
       to allot and issue additional shares in the
       capital in the capital of the Company arising
       from the exercise of subscription rights under
       such options; During relevant period the right
       issue an offer of shares open for a period
       by the Directors made to holders of shares
       on the register of members of the Company on
       a fixed record date in proportion to their
       holding such shares (subject to such exclusions
       as the Directors may deem or expedient in relation
       to fractional entitlements having regard to
       any restriction; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM of
       the Company is required by the bye-laws of
       the Company or any applicable law of Bermuda
       to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company, to allot and
       dispose of shares pursuant to Resolution 6,
       by the addition to the aggregate nominal amount
       of the share capital which may be allotted
       or agreed to be allotted by the Directors of
       the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital which has been
       purchased by the Company pursuant to Resolution
       5, provided that such amount shall not exceed
       10% of the total nominal amount of the share
       capital of the Company in issue on the date
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 COMFORTDELGRO CORPORATION LTD                                                               Agenda Number:  701511126
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1690R106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  SG1N31909426
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the FYE
       31 DEC 2007 together with the Auditors' report
       thereon

2.     Declare a tax-exempt [1-tier] final dividend              Mgmt          For                            For
       of 2.65 cents per ordinary share in respect
       of the FYE 31 DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 505,000 for the FYE 31 DEC 2007

4.     Re-elect Mr. Oo Soon Hee as a Director, who               Mgmt          For                            For
       retires pursuant to Article 91 of the Company's
       Articles of Association

5.     Re-elect Mr. Ong Ah Heng as a Director, who               Mgmt          For                            For
       retires pursuant to Article 91 of the Company's
       Articles of Association

6.     Re-elect Mr. Tow Heng Tan as a Director, who              Mgmt          Against                        Against
       retires pursuant to Article 91 of the Company's
       Articles of Association

7.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the Listing Rules of the Singapore Exchange
       Securities Trading Limited, to issue shares
       in the Company [whether by way of rights, bonus
       or otherwise] at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit, provided that:
       a) the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       50% of the total number of issued shares in
       the capital of the Company excluding treasury
       shares, of which the aggregate number of shares
       to be issued other than on a pro-rata basis
       to shareholders of the Company does not exceed
       10% of the issued shares in the capital of
       the Company excluding treasury shares; b) for
       the purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the total number of issued shares excluding
       treasury shares, shall be based on the total
       number of issued shares in the capital of the
       Company, excluding treasury shares, at the
       time this resolution is passed, after adjusting
       for i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options which are outstanding at the
       time this resolution is passed, and ii) any
       subsequent bonus issue, consolidation or subdivision
       of shares; [Authority expires the earlier at
       the conclusion of the next AGM of the Company
       or when it is required by Law to be held]

9.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the ComfortDelGro Employees' Share Option
       Scheme, provided that the aggregate number
       of shares to be issued pursuant to the ComfortDelGro
       Employees' Share Option Scheme shall not exceed
       15% of the total issued shares in the capital
       of the Company excluding treasury shares, from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 COMPUTERSHARE LIMITED CPU                                                                   Agenda Number:  701375784
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2721E105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Nov-2007
        ISIN:  AU000000CPU5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman's address and the presentation by the            Non-Voting
       Chief Executive Officer

2.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditor's report for the YE
       30 JUN 2007

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

4.     Re-elect Mr. Christopher John Morris as a Director        Mgmt          For                            For
       of the Company, who retires under Clause 66
       of the Company's Constitution

5.     Re-elect Mr. Philip Daniel DeFeo as a Director            Mgmt          For                            For
       of the Company, who retires under Clause 66
       of the Company's Constitution

6.     Re-elect Dr. Markus Kerber as a Director of               Mgmt          For                            For
       the Company, who retires under Clause 66 of
       the Company's Constitution

7.     Re-elect Mr. Arthur Leslie Owen as a Director             Mgmt          For                            For
       of the Company, who retires under Clause 65
       of the Company's Constitution

8.     Approve to increase the maximum annual remuneration       Mgmt          For                            For
       to all the Non-Executive Directors by AUD 500,000,
       from AUD 1,000,000 per annum to AUD 1,500,000
       per annum

S.9    Approv the inclusion of Clause 55A and amend              Mgmt          For                            For
       Clause 73.10 of the Company's Constitution,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS AUSTRALIA LIMITED                                                         Agenda Number:  701519514
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q28881102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  AU000000CXP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditor's report of the Company
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Malcolm Keefe as a Director of               Mgmt          For                            For
       the Company, who retires by rotation under
       Clause 19.2 of the Company's Constitution

2.B    Re-elect Mr. Anthony Larkin as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Clause 19.2 of the Company's Constitution

2.C    Re-elect Ms. Chris Gillies as a Director of               Mgmt          For                            For
       the Company, who retires by rotation under
       Clause 19.2 of the Company's Constitution

3.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to make further grants of performance share
       rights to Executive Directors under the Corporate
       Express Australia Limited Long Term Incentive
       Plan, in accordance with the shareholders,
       but also include a performance hurdle based
       on continued employment as specified

S.4    Amend the Clause 8.3, 14.5(d), 17.2, 17.3, and            Mgmt          For                            For
       17.6 of the Constitution as specified

       Other business                                            Non-Voting

5.     Adopt the remuneration report as specified                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701500337
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1764Z208                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited Financial Statements for the FYE 31
       DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend of SGD 0.04            Mgmt          For                            For
       per ordinary share [one-tier tax] for the YE
       31 DEC 2007 as recommended by the Directors

3.     Declare a special dividend of SGD 0.03 per ordinary       Mgmt          For                            For
       share [one-tier tax] for the YE 31 DEC 2007
       as recommended by the Directors

4.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       170,000 for the YE 31 DEC 2007

5.     Re-elect Mr. Ji Hai Sheng as a Director, who              Mgmt          Against                        Against
       retires under Article 98 of the Articles of
       Association of the Company

6.     Re-elect Mdm. Sun Yue Ying as a Director, who             Mgmt          Against                        Against
       is retires under Article 98 of the Articles
       of Association of the Company

7.     Re-elect Mr. Wang Xing Ru as a Director, who              Mgmt          Against                        Against
       is retires under Article 98 of the Articles
       of Association of the Company

8.     Re-elect Mr. Ang Swee Tian, who is retires under          Mgmt          For                            For
       Article 84 of the Articles of Association of
       the Company

9.     Re-appoint Mr. Tom Yee Lat Shing as a Director            Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold office
       until the next AGM

10.    Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

       To transact any other business                            Non-Voting

11.    Authorize the Directors to issue shares or convertible    Mgmt          For                            For
       securities, that pursuant to Section 161 of
       the Companies Act [Chapter 50] and the Listing
       Rules of the Singapore Exchange Securities
       Trading Limited [the 'Listing Rules'], grant
       authority to the Directors to allot and issue;
       a) shares in the capital of the Company [whether
       by way of bonus, rights or otherwise]; or b)
       convertible securities; or c) additional securities
       issued pursuant to Rule 829 of the Listing
       Rules; or d) shares arising from the conversion
       of convertible securities in (b) and (c) above,
       at any time and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit provided
       that; (i) the aggregate number of shares and
       convertible securities that may be issued shall
       not be more than 50% of the issued shares in
       the capital of the Company [calculated in accordance
       with (ii) below], of which the aggregate number
       of shares and convertible securities issued
       other than on a pro rata basis to existing
       shareholders must be not more than 20% of the
       issued shares in the capital of the Company
       [calculated in accordance with (ii) below];
       and (ii) for the purpose of determining the
       aggregate number of shares and convertible
       securities that may be issued pursuant to (i)
       above, the percentage of issued share capital
       shall be calculated based on the issued shares
       in the capital of the Company at the time of
       the passing of this resolution after adjusting
       for (a) new shares arising from the conversion
       or exercise of any convertible securities;
       (b) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution and (c) any subsequent consolidation
       or subdivision of shares; [Authority expires
       the earlier of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

12.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       under the Cosco Group employees Share Option
       Scheme 2002 [Scheme], approve be and is hereby
       given to the Directors to offer and grant options
       [options] in accordance with the provisions
       of the Cosco Group employees Share Option Scheme
       2002 [Scheme] and to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       under the Scheme, provided that the aggregate
       number of shares to be issued pursuant to the
       Scheme shall not in total exceed 15% of the
       issued share capital of the Company from time
       to time

13.    Approve, the renewal of the mandate for the               Mgmt          For                            For
       purposes of Chapter 9 of the Listing Manual
       of the SGX-ST, for the Company, its subsidiaries
       and associated companies or any of them to
       enter into any of the transactions falling
       within the types of interested person transactions,
       particulars of which are set out as specified
       to the annual report of the Company for the
       FYE 31 DEC 2007 with any party who is of the
       class of interested persons described in the
       appendix provided that such transactions are
       made on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and in accordance
       with the review procedures set out as specified;
       authorize the Audit Committee of the Company
       to take such actions as it deems proper in
       respect of such procedures and/or to modify
       or implement such procedures as may be necessary
       to take into consideration any amendment to
       Chapter 9 of the Listing Manual of the SGX-ST
       which may be prescribed by the SGXST from time
       to time; and authorize the Directors of the
       Company to complete and do all such acts and
       things [including all such documents as may
       be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to this resolution; [Authority
       expires the earlier of the next AGM the of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG                                                   Agenda Number:  701505313
--------------------------------------------------------------------------------------------------------------------------
    Security:  G24524103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  KYG245241032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the report of the
       Directors and the Independent Auditor's report
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr.Yeung Kwok Keung as a Director                Mgmt          Against                        Against

3.b    Re-elect Mr. Su Rubo as a Director                        Mgmt          Against                        Against

3.c    Re-elect Mr. Zhang Ysoyuan as a Director                  Mgmt          Against                        Against

3.d    Re-elect Mr. Shek Lai Him, Abraham as a Director          Mgmt          For                            For

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' fee

4.     Re-appoint the Auditors of the Company and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       their remunerations

5.     Authorize the Directors, subject to paragraph             Mgmt          For                            For
       (c) below, and pursuant to the Rules Governing
       the Listing of Securitits on the Stock Exchange
       of Hong Kong Limited [the Listing Rules], to
       allot, issue and deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       but not limited to warrants, bonds and debentures
       convertible into shares of the Company] during
       and after the relevant period; (a) above, otherwise
       than pursuant to i) a Right Issue [as hereinafter
       defined; or ii) an issue of shares upon the
       exercise of options which may be granted under
       any share option scheme or under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries or any other person of
       shares or rights to acquire shares of the Comjpany;
       or iii) any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the wholeor part
       of a dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) a specific authority granted bty the
       shareholders of the Company in general meetingm
       shall not exceed 20% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution
       and the said approval shall be limited accordingly
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws of the Cayman Islands to be held

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, to repurchase shares
       of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the requirements of the Listing Rules
       or of any other Stock Exchange as amended from
       time to time; the aggregate nominal value of
       the shares of the shares of the Company, and
       authorize the Company to repurchase pursuant
       to the approval in paragraph (a) above during
       the relevant period [as hereinafter defined]
       shall not exceed 10% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution,
       and the authority granted pursuant to paragraph
       (a) above shall be limited accordingly; and
       for the purposes of this resolution, [Authority
       expires the earlier conclusion of the next
       AGM of the Company or the expiration of the
       period with which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any applicable Laws of the
       Cayman Islands to be held

7.     Approve, conditional upon the ordinary resolutions        Mgmt          For                            For
       set out in paragraphs 5 and 6 of the notice
       convening this mjeeting being passed, the general
       mandate granted to the Directors to allot,
       issue and deal in any unissued shares pursuant
       to the ordinary resolution set out in paragraph
       5 of the notice convening this meeting, to
       by the addition to the aggregate nominal value
       of the share capital of the Company ; authorize
       the Directors, to allot , pursuant to such
       general mandate of an amount representing the
       aggregate nominal value of the share capital
       of the Company reburchased by the Company under
       the authority granted pursuant to the ordinary
       resolutopm set out in paragraph 6 of the notice
       convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       total nominal value of the share capital of
       the Company in issue at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CRANE GROUP LIMITED                                                                         Agenda Number:  701371813
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q29674100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  AU000000CRG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report of the Company        Non-Voting
       and its controlled entities for the FYE 30
       JUN 2007, including the report of the Directors,
       the Directors' declaration and the Independent
       Audit report

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007 as specified

3.     Re-elect Mr. Leo Tutt as a Director of the Company,       Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 55 of the Company's Constitution

4.     Approve to increase the aggregate maximum sum             Mgmt          For                            For
       of remuneration for all Non-Executive Directors
       by AUD 100,000 per annum from AUD 800,000 to
       AUD 900,000 per annum in accordance with Clause
       48.1 of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CREATIVE TECHNOLOGY LTD                                                                     Agenda Number:  701383933
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1775U107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  SG1A98006814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       FYE 30 JUN 2007 and the Auditors' report thereon

2.     Re-elect Mr. Tang Chun Choy as a Director, who            Mgmt          For                            For
       retires by rotation

3.     Approve the Directors' fees of SGD 240,000 for            Mgmt          For                            For
       the YE 30 JUN 2007

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.     Approve an ordinary dividend [tax exempt in               Mgmt          For                            For
       Singapore] of SGD 0.20 per ordinary share for
       the YE 30 JUN 2008

6.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act [Chapter 50] [the
       Companies Act], to issue such number of shares
       in the Company at any time to such persons
       and upon such terms and conditions and for
       such purposes as the Directors may in their
       absolute discretion deem fit without having
       to first offer them to the shareholders provided
       that the aggregate number of shares to be issued
       pursuant to this Resolution does not exceed
       25% of the issued share capital of the Company
       at the relevant time

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, to allot
       and issue from time to time such number of
       shares as may be required to be issued pursuant
       to the exercise of options granted or to be
       granted under the Creative Technology [1999]
       Share Option Scheme pursuant to and in accordance
       with the terms thereof

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 76C and 76E respectively of the
       Companies Act, to make market purchases and
       off-market purchases from time to time of up
       to 10% of the issued ordinary share capital
       of the Company as at the date of this resolution
       at the price of up to, but not exceeding the
       Maximum Price [as specified], in accordance
       with the 'Guidelines on Share Buy Backs' as
       specified and in the case of off-market purchases
       only, in accordance with the 'Equal Access
       Scheme' as specified; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company is held or is required to be held]

9.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CREATIVE TECHNOLOGY LTD                                                                     Agenda Number:  701609628
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1775U107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  SG1A98006814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale by Creative Technology Centre            Mgmt          For                            For
       Pte Ltd, a wholly-owned subsidiary of the Company
       [CTC], of the leasehold interest in respect
       of the property at 31 International Business
       Park, Creative Resource, Singapore 609921 [Property]
       to HSBC Institutional Trust Services [Singapore]
       Limited [HSBCIT] as the trustee of Ascendas
       Real Estate Investment Trust on the terms of
       the Put and Call Agreement, the principal terms
       of which are set out in the Circular dated
       30 MAY 2008, and the leaseback by CTC of the
       Property from HSBCIT on the terms of the Lease,
       the principal terms of which are set out in
       the same Circular; and authorize the Directors
       to do all such acts and things [including
       without limitation, to execute all such documents
       as may be required and to approve any amendments,
       alterations or modifications to any documents],
       as they may consider desirable, expedient or
       necessary to give effect to the transactions
       contemplated by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CSL LTD                                                                                     Agenda Number:  701365579
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3018U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  AU000000CSL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and the Auditors for the YE
       30 JUN 2007 and acknowledge the final dividend
       in respect of the YE 30 JUN 2007 declared by
       the Board and paid by the Company

2.A    Re-elect Mr. John Akehurst as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

2.B    Re-elect Mr. Maurice A. Renshaw as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 99[a] of the Constitution

2.C    Re-elect Mr. Ian A. Renard as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

3.     Approve, in accordance with Section 254H of               Mgmt          For                            For
       the Corporations Act, that the Company convert
       all the fully paid ordinary shares in the issued
       capital of the Company into a larger number
       on the basis that every one [1] fully paid
       ordinary share be subdivided into 3 fully paid
       ordinary shares with effect from 7:00 PM [Melbourne
       time] on 24 OCT 2007, and that options and
       performance rights on issue at that time in
       respect of ordinary shares in the Company be
       adjusted in accordance with the ASX Listing
       Rules

4.     Approve that, for the purposes of Rule 88 of              Mgmt          For                            For
       the Company's Constitution and ASX Listing
       Rule 10.17, the maximum aggregate amount that
       may be paid to all the Non-Executive Directors
       of the Company by the Company and any subsidiaries
       of the Company for their services as Directors
       of the Company or of such subsidiaries, in
       respect of each FY of the Company commencing
       on or after 01 JUL 2007, be increased from
       AUD 1,500,000 to AUD 2,000,000 per annum

5.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the YE 30 JUN
       2007




--------------------------------------------------------------------------------------------------------------------------
 DAH SING BANKING GROUP LTD                                                                  Agenda Number:  701571259
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1923F101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK2356013600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend [with scrip option]              Mgmt          For                            For

3.i    Re-elect Mr. David R. Hinde as a Director                 Mgmt          Against                        Against

3.ii   Re-elect Mr. Lung-Man Chiu [John Chiu] as a               Mgmt          Against                        Against
       Director

3.iii  Re-elect Mr. Gary Pak-Ling Wang as a Director             Mgmt          Against                        Against

3.iv   Re-elect Mr. Harold Tsu-Hing Wong as a Director           Mgmt          Against                        Against

4.     Approve to fix the fees of the Directors for              Mgmt          For                            For
       the YE 31 DEC 2007

5.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B, to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options, during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of options or similar arrangements; or iii)
       an issue of shares; or iv) an issue of shares
       of the Company as scrip dividend or similar
       arrangement in accordance with the memorandum
       and articles of association of the Company;
       or (v) pursuant to any existing specific authority;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]




--------------------------------------------------------------------------------------------------------------------------
 DAH SING FINANCIAL HOLDINGS LTD                                                             Agenda Number:  701540103
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y19182107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  HK0440001847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: a) the Subscription Agreement [as specified]     Mgmt          For                            For
       and the execution thereof and implementation
       of all transactions thereunder; b) conditional
       upon the Listing Committee of The Stock Exchange
       of Hong Kong Limited granting the listing of,
       and the permission to deal in, the Subscription
       Shares [as specified], the issue and allotment
       of the Subscription Shares; and c) authorize
       the Directors of the Company to sign, execute,
       perfect and deliver all such documents and
       do all such deeds, acts, matters and things
       as they may in their absolute discretion consider
       necessary or desirable for the purpose of or
       in connection with the implementation of the
       Subscription Agreement and all transactions
       and other matters contemplated thereunder or
       ancillary thereto, to waive compliance from
       and/or agree to any amendment or supplement
       to any of the provisions of the Subscription
       Agreement which in their opinion is not of
       a material nature and to effect or implement
       any other matters referred to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 DAH SING FINANCIAL HOLDINGS LTD                                                             Agenda Number:  701570461
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y19182107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK0440001847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       together with the report of the Directors and
       the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Gary Pak-Ling Wang as a Director             Mgmt          For                            For

3.B    Re-elect Mr. Nicholas J. Mayhew as a Director             Mgmt          For                            For

3.C    Re-elect Dr. Tai-Lun Sun [Dennis Sun] as a Director       Mgmt          Against                        Against

3.D    Re-elect Mr. Peter Gibbs Birch as a Director              Mgmt          Against                        Against

3.E    Re-elect Mr. Robert Tsai-To Sze as a Director             Mgmt          For                            For

4.     Approve to fix the fees of the Directors for              Mgmt          For                            For
       the YE 31 DEC 2007

5.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       date of the passing of the resolution otherwise
       than pursuant to : i) a rights issue [as specified];
       or ii) the exercise of options under any share
       option scheme or similar arrangement adopted
       by the Company for the grant or issue to the
       Employees and Directors of the Company and/or
       any of its subsidiaries and/or other eligible
       participants specified thereunder of options
       to subscribe for or rights to acquire shares
       of the Company; or iii) an issue of shares
       upon the exercise of the subscription rights
       attaching to any warrants which may be issued
       by the Company; or iv) an issue of shares of
       the Company as scrip dividend or similar arrangement
       in accordance with the memorandum and Articles
       of Association of the Company; or v) pursuant
       to any existing specific authority; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Ordinance
       to be held]

7.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company [Shares]
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purposes, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or any other applicable stock exchange as amended
       from time to time, not exceeding 10% of the
       shares of the Company in issue as at date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

8.     Approve, conditional upon the Resolutions 6               Mgmt          For                            For
       and 7 as specified, the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares in the capital
       of the Company pursuant to Resolution number
       6, as specified and is extended by the addition
       to the aggregate nominal amount of share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       number 7 as specified, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal value of the issued
       share capital of the Company as at the date
       of the this resolution




--------------------------------------------------------------------------------------------------------------------------
 DAVID JONES LTD, SYDNEY NSW                                                                 Agenda Number:  701394227
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q31227103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  AU000000DJS0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities for the 52 weeks
       ended 28 JUL 2007 and the reports of the Directors
       and the Auditor

2.a    Re-elect Mr. Reginald Clairs AO as a Director,            Mgmt          For                            For
       who retires by rotation

2.b    Re-elect Mr. John Harvey as a Director, who               Mgmt          For                            For
       retires by rotation

2.c    Elect Mr. Peter Mason AM as a Director, who               Mgmt          For                            For
       retires in accordance with Clause 6.1(e) of
       the Company's Constitution

3.     Adopt the remuneration report                             Mgmt          For                            For

4.a    Approve to grant up to a maximum number of 381,737        Mgmt          For                            For
       ordinary shares in the capital of the Company
       to Mr. Mark McInnes, the Chief Executive Officer
       of the Company, pursuant to the David Jones
       Limited Long Term Inventive Plan and on the
       specified terms

4.b    Approve to grant up to a maximum number of 173,156        Mgmt          For                            For
       ordinary shares in the capital of the Company
       to Mr. Stephen Goddard, the Finance Director
       of the Company, pursuant to the David Jones
       Limited Long Term Incentive Plan and on the
       specified terms




--------------------------------------------------------------------------------------------------------------------------
 DB RREEF TRUST                                                                              Agenda Number:  701374340
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q31265103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  AU000000DRT1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To present the Directors' report, financial               Non-Voting
       statements and the Independent Auditor's report
       for the FYE 30 JUN 2007

1.     Ratify the appointment of Mr. Stewart F. Ewen             Mgmt          For                            For
       OAM as an Independent Director of DB Rreef
       Funds Management Limited

2.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701552362
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2007

2.i    Declare a final dividend                                  Mgmt          For                            For

2.ii   Declare a special dividend                                Mgmt          For                            For

3.i    Re-elect Mr. Zhang Baoqing as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Fu Shoujie as a Director                     Mgmt          Against                        Against

3.iii  Re-elect Mr. Lee Ka Lun as a Director                     Mgmt          Against                        Against

3.iv   Re-elect Mr. Fung Ka Pun as a Director                    Mgmt          Against                        Against

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditor

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified] of all powers of the
       Company to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company]; to
       make and grant offers, agreements and options
       [including warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company] which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: a) a rights issue [as specified]; or b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, conditional upon the passing of the              Mgmt          For                            For
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701417316
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2759B107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2007 Master Agreement [as specified],         Mgmt          For                            For
       the transactions contemplated thereunder and
       the Revised Annual Caps [as specified]; and
       authorize any one Director of the Company to
       execute all such other documents, instruments
       or agreements and to do or take such actions
       or things as such Director considers necessary
       or desirable to implement and/or give effect
       to the terms of the 2007 Master Agreement and
       the transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DMX TECHNOLOGIES GROUP LTD                                                                  Agenda Number:  701523676
--------------------------------------------------------------------------------------------------------------------------
    Security:  G27822108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BMG278221087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

1.     Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from USD 30,000,000 comprising
       600,000,000 ordinary shares of USD 0.05 each
       in the capital of the Company [the "Shares"]
       by USD 45,000,000 comprising 900,000,000 Shares,
       to USD 75,000,000 Comprising 1,500,000,000
       Shares

S.2    Amend the Bye-Laws of the Company as sepcified;           Mgmt          For                            For
       and authorize the Directors of the Company
       [the "Directors"] and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 DMX TECHNOLOGIES GROUP LTD                                                                  Agenda Number:  701521975
--------------------------------------------------------------------------------------------------------------------------
    Security:  G27822108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BMG278221087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts of the Company for the FYE
       31 DEC 2007 together with the Auditors' report
       thereon

2.     Re-elect Ms. Jismyl Teo Chor Khin, who is retiring        Mgmt          For                            For
       pursuant to Bye-law 104 of the Bye-laws of
       the Company.

3.     Re-elect Mr. Thian Nie Khian, who is retiring             Mgmt          For                            For
       pursuant to Bye-law 107 of the Bye-laws of
       the Company

4.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 124,190/- for the FYE 31 DEC 2007

5.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          For                            For
       Company's Auditors and authorize the Directors
       to fix their remuneration

       Transact any other ordinary business                      Non-Voting

6.     Authorize the Directors, pursuant to Rule 806(2)          Mgmt          For                            For
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited [the Listing Manual]
       to: a) allot and issue shares in the Company;
       b) issue convertible securities and any shares
       in the Company pursuant to convertible securities
       [whether by way of rights, bonus or otherwise]
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors shall in their absolute discretion
       deem fit, provided that the aggregate number
       of shares [including any shares to be issued
       pursuant to the convertible securities] in
       the Company to be issued pursuant to such authority
       shall not exceed 50% of the issued share capital
       of the Company for the time being and that
       the aggregate number of shares in the Company
       to be issued other than on a pro-rata basis
       to the then existing shareholders of the Company
       will not exceed 20% of the total number of
       issued share excluding treasury shares of the
       Company for the time being; Unless prior shareholders'
       approval is required under the Listing Manual,
       an issue of treasury shares will not require
       further shareholders' approval, and will not
       be included in the aforementioned limits; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the date by which
       the next AGM is required by Law or by the Company's
       Bye-Laws to be held]; and for the purposes
       of this resolution and Rule 806(3) of the Listing
       Manual, the total number of issued share excluding
       treasury shares in based on the total number
       of shares excluding treasury shares of the
       Company at time this resolution is passed after
       adjusting for: i) new shares arising from the
       conversion or exercise of convertible securities;
       ii) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution, provided the options or awards
       were granted in compliance with the rules of
       the Listing Manual; and iii) any subsequent
       bonus issued, consolidation or subdivision
       of shares

7.     Authorize the Directors to grant options, and             Mgmt          For                            For
       to allot and issue from time to time such number
       of shares as may be required to be issued pursuant
       to the exercise of options granted under the
       DMX Employee Share Option Scheme [the Scheme]
       provided always that the aggregate number of
       shares in respect of which such options may
       be granted and which may be issued pursuant
       to the scheme not exceed 15% of the total number
       of issued share excluding treasury shares of
       the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 DOWNER EDI LTD                                                                              Agenda Number:  701373514
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q32623151                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  AU000000DOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       30 JUN 2007

2.     Re-elect Mr. Barry O' Callaghan as a Director,            Mgmt          For                            For
       who retires in accordance with the Constitution
       of the Company

3.     Re-elect Mr. Peter Jollie as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution
       of the Company

4.     Re-elect Mr. Brent Waldron as a Director, who             Mgmt          For                            For
       retires in accordance with the Constitution
       of the Company

5.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 DYNO NOBEL LTD                                                                              Agenda Number:  701552716
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3311A107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000DXL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company,              Non-Voting
       Directors and the Auditor's for the FYE 31
       DEC 2007

2.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

3.a    Re-elect Mr. David Anthony Walsh as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 46(a) of the constitution

3.b    Re-elect Mr. Jock Muir as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with Rule 46(a) of
       the constitution




--------------------------------------------------------------------------------------------------------------------------
 DYNO NOBEL LTD                                                                              Agenda Number:  701554885
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3311A107                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000DXL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A CRT MEETING. THANK             Non-Voting
       YOU

1.     Approve pursuant to and in accordance with Section        Mgmt          For                            For
       411 of the Corporations Act 2001 [Cth] , the
       Scheme of arrangement proposed between Dyno
       Nobel Limited and the holders of Options to
       subscribe for fully paid ordinary shares in
       Dyno Nobel Limited [as specified]




--------------------------------------------------------------------------------------------------------------------------
 DYNO NOBEL LTD                                                                              Agenda Number:  701554936
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3311A107                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000DXL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act 2001 [Cth]
       , the Scheme of arrangement between Dyno Nobel
       Limited and the holders of its fully paid ordinary
       shares [other than Incitec Pivot Limited and
       its subsidiaries] as specified




--------------------------------------------------------------------------------------------------------------------------
 ELEC & ELTEK INTERNATIONAL CO LTD                                                           Agenda Number:  701523397
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22705100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  SG1B09007736
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          Abstain                        Against
       the Audited accounts of the Company for the
       FYE 31 DEC 2007 with the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       of 4.5 United States cents per share and a
       one-tier tax exempt special dividend of 8.0
       United States cents per share for the FYE 31
       DEC 2007

3.     Re-elect Mr. Phillip Chan Sai Kit, as a Director          Mgmt          Against                        Against
       of the Company, who retires by rotation in
       accordance with Articles 95(2) and 95(4) of
       the Company's Articles of Association [the
       Articles]

4.     Re-elect Dr. Phillip Wong Yu Hong, as a Director          Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Articles 95(2) and 95(4) of
       the Company's Articles of Association [the
       Articles]

5.     Re-elect Mr. Larry Lai Chong Tuck, as a Director          Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Articles 95(2) and 95(4) of
       the Company's Articles of Association [the
       Articles]

6.     Re-elect Mr. Li Chiu Cheuk as a Director of               Mgmt          Against                        Against
       the Company, who retires in accordance with
       Article 77 of the Articles

7.     Re-elect Mr. Chan Wai Leung as a Director of              Mgmt          Against                        Against
       the Company, who retires in accordance with
       Article 77 of the Articles

8.     Re-elect Mr. Raymond Leung Hai Ming as a Director         Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 96 of the Articles

9.     Approve the Directors' fees of HKD 300,000 for            Mgmt          For                            For
       the FYE 31 DEC 2008

10.    Re-appoint Deloitte & Touche as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

11.1   Authorize the Directors or a Committee of the             Mgmt          For                            For
       Directors of the Company to allot and issue
       from time to time such number of new ordinary
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of Share Options granted under the 2002 Scheme
       in accordance with the provisions of the 2002
       Scheme; the aggregate number of new ordinary
       shares to be issued pursuant to the 2002 Scheme
       shall not exceed 15% of the issued share capital
       of the Company for the time being

11.2   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act [Chapter 50, Singapore
       Statutes] and Rule 806 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       to allot and issue whether by way of rights,
       bonus or otherwise i) shares, ii) convertible
       securities, iii) additional convertible securities
       issued pursuant to rights, bonus or other capitalization
       issues [notwithstanding that such authority
       may have ceased to be in force at the time
       the securities are issued, provided that the
       adjustment does not give the holder of the
       convertible securities a benefit that a shareholder
       does not receive], and iv) the shares arising
       from the conversion of securities in (ii) above
       and additional convertible securities in (iii)
       above, notwithstanding that such authority
       may have ceased to be in force at the time
       the shares are to be issued, upon such terms
       and conditions and for such purposes as the
       Director may in their absolute discretion deem
       fit; the aggregate number of Shares and convertible
       securities to be issued pursuant to this resolution
       shall not exceed 50% of the total number of
       the issued share excluding treasury shares
       of the Company; and the aggregate number of
       shares and convertible securities issued other
       than on a pro-rata basis to existing shareholders
       shall not exceed 20% of the issued share capital
       of the Company; and for the purpose of this
       resolution, the total number of issued shares
       excluding treasury shares shall be based on
       the Company's total number of issued shares
       excluding treasury shares at the time this
       resolution is passed after adjusting for (a)
       new shares arising from the conversion or exercise
       of convertible securities, exercise of share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       resolution is passed, and (b) any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 ELEC & ELTEK INTERNATIONAL CO LTD                                                           Agenda Number:  701523400
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22705100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  SG1B09007736
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to renew the share purchase mandate               Mgmt          For                            For

2.     Approve to renew the mandate for interested               Mgmt          For                            For
       person truncations




--------------------------------------------------------------------------------------------------------------------------
 ELEC & ELTEK INTERNATIONAL CO LTD                                                           Agenda Number:  701521254
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22705100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  SG1B09007736
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, subject to and contingent              Mgmt          For                            For
       upon approval of the shareholders of Kingboard
       Chemical Holdings Limited, the share option
       scheme to be known as the 2008 Elec & Eltek
       Employees' Share Option Scheme [the Option
       Scheme], the rules of which have been set out
       in the circular to Shareholders dated 04 APR
       2008 [the Circular], substantially in the form
       set out in the rules of the Option Scheme;
       a) and authorize the Directors of the Company
       to establish and administer the Option Scheme;
       (b) to modify and/or amend the Option Scheme
       from time to time provided that such modifications
       and/or amendments are effected in accordance
       with the provisions of the Option Scheme and
       to do all such acts and to enter into all such
       transactions, arrangements and agreements as
       may be necessary or expedient in order to give
       full effect to the Option Scheme; and c) to
       offer and grant Option(s) in accordance with
       the rules of the Option Scheme and to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of the Option(s) under the Option Scheme

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and contingent upon the passing of Ordinary
       Resolution 1, to offer and grant Option(s)
       in accordance with the rules of the Option
       Scheme with Exercise Prices set at a discount
       to the Market Price, provided that such discount
       does not exceed the relevant limits set by
       Singapore Exchange Securities Trading Limited

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 1, for the participation
       in the Option Scheme by the Parent Group Employees,
       provided that: a) the aggregate number of Shares
       which may be offered by way of grant of options
       to Parent Group Employees collectively under
       the Option Scheme shall not exceed 20% of the
       total number of Shares available under the
       Option Scheme; and b) any option to be granted
       to a Parent Group Employee which, together
       with options already granted to that Parent
       Group Employee under the Option Scheme, represents
       5% or more of the total number of Shares available
       to Parent Group Employees collectively under
       the Option Scheme, shall be subject to the
       approval of independent shareholders of the
       Company

4.A    Approve the participation of Mr. Cheung Kwok              Mgmt          Abstain                        Against
       Wing in the Option Scheme; subject to and contingent
       upon the passing of Ordinary Resolution 1 and
       pursuant to Rule 853 of the SGX-ST Listing
       Manual

4.B    Grant authority to Mr. Cheung Kwok Wing, a Controlling    Mgmt          For                            For
       Shareholder of the Company Subject to and contingent
       upon the passing of Ordinary Resolutions 1
       and 4A, for Option(s) respect of up to 1,796,350
       ordinary shares in the capital of the Company
       [the Shares] pursuant to the Option Scheme
       and authorize the Board of Directors to allot
       and issue the Shares pursuant to the exercise
       of the Option(s) at a price equal to 20% discount
       to the Market Price and on the terms set out
       in circular




--------------------------------------------------------------------------------------------------------------------------
 ENERCHINA HOLDINGS LTD                                                                      Agenda Number:  701558364
--------------------------------------------------------------------------------------------------------------------------
    Security:  G30392131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BMG303921313
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and Independent Auditor of the Company
       for the YE 31 DEC 2007

2.I    Re-elect Mr. Chen Wei as a Director of the Company        Mgmt          Against                        Against

2.II   Re-elect Mr. Lu Yungang as a Director of the              Mgmt          Against                        Against
       Company

2.III  Re-elect Mr. Sun Qiang Chang as a Director of             Mgmt          Against                        Against
       the Company

2.IV   Re-elect Mr. Xin Luo Lin as a Director of the             Mgmt          Against                        Against
       Company

2.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of the Company

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration of the Auditors

4.A    Authorize the Director of the Company [the Directors],    Mgmt          For                            For
       to repurchase shares of HKD 0.01 each in the
       share capital of the Company on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other Stock Exchange on which the shares
       of the Company may be Listed and recognized
       by the Securities and Futures Commission of
       Hong Kong [the Securities and Futures Commission]
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the rules and regulations of the Securities
       and Futures Commission, the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or the Companies
       Act 1981 of Bermuda or any other applicable
       Laws of Bermuda to be held]

4.B    Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited, to allot, issue and deal
       with additional shares of HKD 0.01 each in
       the share capital of the Company and to make
       and grant offers, agreements and options [including
       warrants, bonds, debentures, notes and other
       securities which carry rights to subscribe
       for or are convertible into shares of the Company]
       during and after the end of relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution,
       otherwise than pursuant to: i) a Rights Issue
       or ii) an issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes or other securities of the
       Company or iii) an issue of shares upon the
       exercise of subscription rights under any option
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company or
       iv) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Memorandum of Association
       and the Bye-Laws of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       or any other applicable Laws of Bermuda to
       be held]

4.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       4.A and 4.B, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with additional shares
       in the Company pursuant to Resolution 4.B,
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company pursuant
       to Resolution 4.A, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing of
       this Resolution

4.D    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange of
       Hong Kong Limited granting the listing of and
       permission to deal in the ordinary shares of
       HKD 0.01 each in the capital of the Company
       [representing a maximum of 10% of the issued
       ordinary shares of the Company] which may be
       issued pursuant to the exercise of options
       granted under the Company's Share Option Scheme
       adopted on 24 MAY 2002 [Share Option Scheme],
       the refreshing of the 10% limit on grant of
       options under the Share Option Scheme provide
       that the total number of shares which may be
       issued upon the exercise of all options to
       be granted under the Share Option Scheme and
       any other share option schemes of the Company
       under the limit as refreshed hereby shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution
       [the Refreshed Mandate Limit]; and authorize
       the any Director to do such act and execute
       such document to effect the refreshed mandate
       limit

4.E    Amend the terms of the share option scheme of             Mgmt          For                            For
       Towngas China Company Limited adopted on 25
       NOV 2005 [the 'TCCL Existing share option scheme']
       as specified, and authorize the Board of Directors
       of the Company the all such acts and to enter
       into all such transactions and arrangements
       as may be necessary or expedient in order to
       give effect to the proposed amendments to the
       terms of the TCCL Existing Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 ENVESTRA LTD, ADELAIDE SA                                                                   Agenda Number:  701376899
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3536B104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  AU000000ENV4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial statements,               Non-Voting
       the Auditor's report and the report of the
       Directors for the YE 30 JUN 2007

2.     Adopt the remuneration report, which forms part           Mgmt          For                            For
       of the Directors' report of the Company for
       the FYE 30 JUN 2007

S.3    Amend the Constitution of the Company, as specified       Mgmt          For                            For

4.a    Re-elect Mr. Charles Christopher Agar Binks               Mgmt          For                            For
       as a Director, who retires by rotation at the
       AGM in accordance with the Company's Constitution
       and the ASX Listing Rules

4.b    Re-elect Mr. Olaf Brian O'Duill as a Director,            Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's Constitution and the ASX
       Listing Rules

4.c    Re-elect Mr. Chan Kee Ham, Ivan [Mr. Ivan Chan]           Mgmt          Against                        Against
       as a Director, who retires at the AGM in accordance
       with the Company's Constitution and the ASX
       Listing Rules

4.d    Re-elect Mr. Ross Murray Gersbach as a Director,          Mgmt          Against                        Against
       who retires at the AGM in accordance with the
       Company's Constitution and the ASX Listing
       Rules

4.e    Re-elect Mr. Michael Joseph McCormack as a Director,      Mgmt          Against                        Against
       who retires at the AGM in accordance with the
       Company's Constitution and the ASX Listing
       Rules




--------------------------------------------------------------------------------------------------------------------------
 FIRST PAC LTD                                                                               Agenda Number:  701368400
--------------------------------------------------------------------------------------------------------------------------
    Security:  G34804107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  12-Oct-2007
        ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the acquisition by PT Salim Ivomas               Mgmt          For                            For
       Pratama ["SIMP"]: from First Durango Singapore
       Pte Limited ["First Durango"] and the Ashmore
       Funds of an aggregate of 500,095,000 ordinary
       shares of PT Perusahaan Perkebunan London Sumatra
       Indonesia Tbk ["PPLS"], representing approximately
       45.7% of the existing issued share capital
       of PPLS and approximately 36.6% of the enlarged
       issued share capital of PPLS assuming conversion
       of the USD 47 million of mandatory convertible
       notes due 2009 issued by PPLS [the "Notes"]
       referred to in this resolution; and from the
       Ashmore Funds, the Notes which are convertible
       into 269,343,500 newly issued PPLS ordinary
       shares [the "PPLS Shares"] representing approximately
       19.7% of the enlarged issued share capital
       of PPLS assuming conversion of the Notes in
       full, for an aggregate consideration of approximately
       Rp 5.0 trillion [equivalent to approximately
       USD 526.5 million or HKD 4.1 billion], which
       is equivalent to Rp6,500 [equivalent to approximately
       USD 0.68 or HKD 5.34] per PPLS Share [the "SIMP
       Acquisition"]

2.     Approve the acquisition by Indofood Agri Resources        Mgmt          For                            For
       Ltd.["Indo Agri"] from Mr. Eddy K. Sariaatmadja
       ["Mr. Sariaatmadja"] of an aggregate of 109,521,000
       PPLS Shares, representing approximately 8%
       of the enlarged issued share capital of PPLS
       assuming conversion of the Notes in full, at
       the price of Rp 6,500 [approximately USD 0.68
       or HKD 5.34] per PPLS Share, in consideration
       for the issue by Indo Agri of 98,082,830 new
       ordinary shares of Indo Agri to Mr. Sariaatmadja,
       representing approximately 6.8% of the total
       issued share capital of Indo Agri specified
       the issue of those shares, [the "Indo Agri
       Consideration Shares"] at the issue price of
       SGD 1.2758 [equivalent to approximately USD
       0.83 or HKD 6.46] per Indo Agri Consideration
       Share [the "Indo Agri Acquisition"]

3.     Approve on completion of the SIMP Acquisition             Mgmt          For                            For
       and the Indo Agri Acquisition, a tender offer
       for the remaining shares of PPLS [amounting
       to approximately 35.6% of the enlarged issued
       share capital of PPLS assuming conversion of
       the Notes in full] at the price of Rp 6,900
       [equivalent to approximately USD 0.73 or HKD
       5.67] per share of PPLS [the "Tender Offer"]

4.     Authorize: any Executive Director of the Company          Mgmt          For                            For
       to arrange for the execution of such documents
       in such manner as he may consider necessary
       or desirable and to do, or the Company and/or
       any subsidiary[ies] to do, whatever acts and
       things he may consider necessary or desirable
       or expedient for the purpose of, or in connection
       with, the implementation of the SIMP Acquisition,
       the Indo Agri Acquisition and the Tender Offer
       and/or any matter related thereto and to make
       or agree, or the Company and/or any subsidiary[ies]
       to make or agree, such amendments or variations
       thereto, and to grant, or the Company and/or
       any subsidiary[ies] to grant, any waivers of
       any conditions precedent or other provisions
       of such documents as any Executive Director
       of the Company in his discretion considers
       to be desirable and in the interests of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 FIRST PAC LTD                                                                               Agenda Number:  701567515
--------------------------------------------------------------------------------------------------------------------------
    Security:  G34804107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt audited accounts and the reports        Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a final cash dividend of HKD 5.00 cents           Mgmt          For                            For
       [U.S. 0.64 cent] and a special cash dividend
       of HK 3.00 cents [U.S. 0.38 cent] per ordinary
       share for the year ended 31 DEC 2007

3.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.i    Re-elect Mr. Napoleon L. Nazareno as the Non-Executive    Mgmt          For                            For
       Director of the Company for a fixed term of
       not more than 3 years, commencing on the date
       of this AGM and ending on the earlier of the
       date of the Company's AGM to be held in the
       calendar year 2011 or 03 JUN 2011 or the date
       on which Mr. Napoleon L. Nazareno retires by
       rotation pursuant to the Code on Corporate
       Governance Practices adopted by the Company
       [the Code] and/or the Bye-laws of the Company
       [Bye-laws]

4.ii   Re-elect Mr. Robert C. Nicholson as the Executive         Mgmt          For                            For
       Director of the Company for a fixed term of
       not more than 3 years, commencing on the date
       of this AGM and ending on the earlier of the
       date of the Company's AGM to be held in the
       calendar year 2011 or 03 JUN 2011 or the date
       on which Mr. Robert C. Nicholson retires by
       rotation pursuant to the Code on Corporate
       Governance Practices adopted by the Company
       [the Code] and/or the Bye-laws of the Company
       [Bye-laws]

4.iii  Re-elect Mr. Benny S. Santoso as the Non-Executive        Mgmt          For                            For
       Director of the Company for a fixed term of
       not more than 3 years, commencing on the date
       of this AGM and ending on the earlier of the
       date of the Company's AGM to be held in the
       calendar year 2011 or 03 JUN 2011 or the date
       on which Mr. Benny S. Santoso retires by rotation
       pursuant to the Code on Corporate Governance
       Practices adopted by the Company [the Code]
       and/or the Bye-laws of the Company [Bye-laws]

4.iv   Re-elect Ambassador Albert F. del Rosario as              Mgmt          For                            For
       the Non-Executive Director of the Company for
       a fixed term of not more than 3 years, commencing
       on the date of this AGM and ending on the earlier
       of the date of the Company's AGM to be held
       in the calendar year 2011 or 03 JUN 2011 or
       the date on which Ambassador Albert F. del
       Rosario retires by rotation pursuant to the
       Code on Corporate Governance Practices adopted
       by the Company [the Code] and/or the Bye-laws
       of the Company [Bye-laws]

4.v    Re-elect Mr. Graham L. Pickles as the Independent         Mgmt          For                            For
       Non-Executive Director of the Company for a
       fixed term of not more than 3 years, commencing
       on the date of this AGM and ending on the earlier
       of the date of the Company's AGM to be held
       in the calendar year 2011 or 03 JUN 2011 or
       the date on which Mr. Graham L. Pickles retires
       by rotation pursuant to the Code on Corporate
       Governance Practices adopted by the Company
       [the Code] and/or the Bye-laws of the Company
       [Bye-laws]

5.i    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Executive Directors remuneration pursuant to
       the Companys Bye law

5.II   Approve to fix the remuneration of the Non Executive      Mgmt          For                            For
       Directors at the Sum of USD 5,000 for each
       meeting attends in person or by telephone conference
       call, as shall be detemined by the Board from
       time to time

6.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to appoint additional Directors as an addition
       to the Board, but so that the maximum number
       of Directors so appointed by the Directors
       shall not in any case exceed the maximum number
       of Directors specified in the Company's Bye-laws
       from time to time and any person so appointed
       shall remain as a Director only until the next
       following AGM of the Company

7.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company],
       during the and after the relevant period, the
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise], by the Directors of the Company,
       otherwise than pursuant to i) a rights issue,
       or ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company,
       or iii) the exercise of options granted under
       any share option scheme adopted by the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Bye-laws
       of the Company, shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required either
       by Law or by the Company's Bye-laws to be held]

8.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company,
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the shares
       may be listed, and which is recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange,
       in accordance with all applicable laws, including
       the Hong Kong Code on Share Repurchases and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [the Listing Rules], the aggregate nominal
       amount of share capital which may be purchased
       or agreed conditionally or unconditionally
       to be purchased by the Directors of the Company
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required either by Law or by
       the Company's Bye-laws to be held]

9.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       7 and 8, the aggregate nominal amount of the
       number of shares in the capital of the Company
       that shall have been repurchased by the Company
       after the date hereof pursuant to and in accordance
       with the Resolution 8 shall be added to the
       aggregate nominal amount of share capital that
       may be allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors of the Company pursuant to
       the general mandate to allot and issue shares
       granted to the Directors of the Company by
       the Resolution 7

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FIRST PAC LTD                                                                               Agenda Number:  701642212
--------------------------------------------------------------------------------------------------------------------------
    Security:  G34804107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Director of the Company, the continuing     Mgmt          For                            For
       connected transactions, the related revised
       estimated annual caps for the FYE 31 DEC 2008
       and 2009 and the related new annual caps assigned
       for the FYE 31 DEC 2010 relating to the consumer
       branded products business in respect of noodles
       carried on by the PT Indofood Sukses Makmur
       Tbk [Indofood] group of Companies as specified
       to do such further acts and things and execute
       further documents and take all such steps which
       in his opinion may be necessary, desirable
       or expedient to implement and/or give effect
       to the terms of any such transaction

2.     Authorize the Director of the Company, the termination    Mgmt          For                            For
       with immediate effect of the contract between
       PT Ciptakemas Abadi [CKA] and De United Food
       Industries Ltd [DUFIL] [transaction numbered
       [2] as specified] and the entering into of
       new contracts on substantially the same terms
       with the same parties for fixed terms expiring
       on 31 DEC 2010 between i) the food and ingredients
       division of Indofood [FID] and DUFIL [as specified];
       ii) PT Ciptakemas Abadi [CKA] and DUFIL [transaction
       numbered [2] as specified]; FID and Pinehill
       Arabian Food Ltd [Pinehill] [transaction numbered
       [4] as specified]; and CKA and Pinehill [transaction
       numbered [5] as specified] to do such further
       acts and things and execute further documents
       and take all such steps which in his opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       any such transaction

3.     Authorize the Director of the Company, the continuing     Mgmt          For                            For
       connected transactions, the related revised
       estimated annual caps for the FYE 31 DEC 2008
       and 2009 and the related new annual caps assigned
       for the FYE 31 DEC 2010 relating to the plantation
       business carried on by Indofood group of Companies
       as specified and each of the continuing connected
       transactions and the related new annual caps
       assigned for the FYE 31 DEC 2008, 2009 and
       2010 relating to the plantation business carried
       on by Indofood group of Companies as specified
       to do such further acts and things and execute
       further documents and take all such steps which
       in his opinion may be necessary, desirable
       or expedient to implement and/or give effect
       to the terms of any such transaction

4.     Authorize the Director of the Company, the potential      Mgmt          For                            For
       continuing connected transactions and the related
       new annual caps assigned for the FYE 31 DEC
       2008, 2009 and 2010 relating to the plantation
       business carried on by Indofood group of Companies
       [after the completion of the Proposed Subscription]
       as specified to do such further acts and things
       and execute further documents and take all
       such steps which in his opinion may be necessary,
       desirable or expedient to implement and/or
       give effect to the terms of any such transaction

5.     Approve the termination with immediate effect             Mgmt          For                            For
       of the contracts between i) PT Gunta Samba
       [GS] and PT Rimba Mutiara Kusuma [RMK] [as
       specified]; ii) PT Multi Pacific International
       [MPI] and RMK [transaction numbered [4] as
       specified]; iii) PT Sarana Inti Pratama [SAIN]
       and PT Mentari Subur Abadi [MSA] [transaction
       numbered [5] as specified]; iv) SAIN and PT
       Swadaya Bhakti Negaramas [SBN] [transaction
       numbered [6] as specified]; v) SAIN and PT
       Agrosubur Permai [ASP] [transaction numbered
       [7] as specified]; vi) SAIN and GS [transaction
       numbered [8] as specified]; vii) SAIN and MPI
       [transaction numbered [9] as specified]; viii)
       SAIN and MSA [transaction numbered [10] as
       specified; ix) SAIN and SBN [transaction numbered
       [11] as specified]; x) SAIN and ASP [transaction
       numbered [12] as specified ]; xi) SIMP and
       MSA/ASP [transaction numbered [13] as specified];
       xii) PT Salim Ivomas Pratama [SIMP] and SBN
       [transaction numbered [14] as specified]; xiii)
       SIMP and PT Mega Citra Perdana/MPI and GS [transaction
       numbered [15] as specified] and the entering
       into of new contracts on substantially the
       same terms with the same parties for fixed
       terms expiring on 31 DEC 2010 for the contracts
       in respect of transactions [1] to [15] as specified;
       authorize any of the Director of the Company
       to do such further acts and things and execute
       further documents and take all such steps which
       in his opinion may be necessary, desirable
       or give expedient to implement and/or give
       effect to the terms of any such transactions

6.     Approve, for the purposes of Rule 13.36[1][a][ii]         Mgmt          For                            For
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [Listing Rules], generally and unconditionally
       granted for Indofood Agri Resources Ltd [Indo
       Agri] to issue, allot and/or grant: i) shares
       in the capital of Indo Agri [Indo Agri Shares],
       and/or ii) securities convertible into Indo
       Agri Shares, and/or iii) options, warrants
       or similar rights to subscribe for any Indo
       Agri Shares or securities convertible into
       Indo Agri Shares, from time to time, in each
       case only to the extent permitted by the general
       mandate which was granted by the shareholders
       of Indo Agri by the ordinary resolution of
       the shareholders of Indo Agri passed on 28
       APR 2008, pursuant to and in accordance with
       the requirements of Rule 806 of the Singapore
       Exchange Securities Trading Limited Listing
       Manual




--------------------------------------------------------------------------------------------------------------------------
 FLETCHER BUILDING LTD                                                                       Agenda Number:  701390623
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3915B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Nov-2007
        ISIN:  NZFBUE0001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. P. Baines as a Director                      Mgmt          For                            For

2.     Re-elect Mr. D. Spring as a Director                      Mgmt          For                            For

3.     Re-elect Mr. K. Vautier as a Director                     Mgmt          For                            For

4.     Authorize the Directors to fix the fees of the            Mgmt          For                            For
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 FLIGHT CENTRE LTD                                                                           Agenda Number:  701379578
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q39175106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  AU000000FLT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Peter Morahan as a Non-Executive Director       Mgmt          For                            For
       of Flight Centre Limited as of 02 NOV 2007,
       nominated in accordance with Section 73 (1)
       (a) of the Flight Centre Limited Constitution

2.     Elect Mr. Gary Smith as a Non-Executive Director          Mgmt          For                            For
       of Flight Centre Limited as of 02 NOV 2007,
       nominated in accordance with Section 73 (1)
       (a) of the Flight Centre Limited Constitution

S.3    Adopt the Constitution marked Flight Centre               Mgmt          For                            For
       Limited Constitution ver NOV 07, as the Company's
       constitution in substitution for and to the
       exclusion of the current Articles of Association

4.     Adopt, the Section of the Directors report dealing        Mgmt          Against                        Against
       with the remuneration of the Directors, Company
       Secretary and Senior Executives [Remuneration
       Report]

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FOUNTAIN SET (HOLDINGS) LTD                                                                 Agenda Number:  701437457
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y26213101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  HK0420001817
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements,     Mgmt          For                            For
       the Director's report and the Independent Auditors'
       report for the YE 31 AUG 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Yen Gordon as a Director                     Mgmt          Against                        Against

3.B    Re-elect Mr. Wong Kwong Chi as a Director                 Mgmt          For                            For

3.C    Re-elect Mr. Chow Wing Kin, Anthony as a Director         Mgmt          For                            For

3.D    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period [as specified], on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other Stock Exchange on
       which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the stock exchange for this
       purpose, subject to and in accordance with
       all applicable laws and requirements of the
       Rules Governing the Listing of Securities on
       the stock exchange or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

5.B    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], which
       would or might require shares to be allotted
       during and after the relevant period, not exceeding
       the aggregate 20% of the aggregate nominal
       amount of the share capital of the Company,
       otherwise than pursuant to a) a rights issue;
       or b) an issue of shares upon the exercise
       of subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantees as specified
       in such scheme or similar arrangement of shares
       or rights to acquire shares of the Company;
       or c) any issue of shares pursuant to the exercise
       of rights to subscribe or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the part of the dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required to be held by law]

5.C    Approve, pursuant to Resolution 5.B, the general          Mgmt          For                            For
       mandate granted to the Directors of the Company,
       to allot, issue and deal with any additional
       shares of the Company, to extend by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital repurchased
       by the Company, under the authority granted
       pursuant to Resolution 5.A, provided that such
       extended amount does not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company, in issue at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701405688
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework materials and components
       supply agreement [the Supplemental Purchase
       Agreement] dated 24 OCT 2007 entered into among
       the Company, Hon Hai Precision Industry Company
       Limited [Hon Hai], Innolux Display Corporation
       [Innolux] and Foxconn Technology Company Limited
       [Foxconn Technology] in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the framework materials and components
       supply agreement entered into among the Company,
       Hon Hai, Innolux and Foxconn Technology on
       19 JAN 2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Purchase Agreement [the Purchase Transaction]
       in all respects; the annual caps as specified
       in respect of the Purchase Transaction for
       the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Supplemental Purchase Agreement and/or
       the Purchase Transaction

2.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework product sales agreement
       [the Supplemental Product Sales Agreement]
       dated 24 OCT 2007 entered into among the Company,
       Hon Hai and Innolux; the transactions from
       01 JAN 2008 to 31 DEC 2010 [the Product Sales
       Transaction] contemplated under the framework
       product sales agreement entered into among
       the Company, Hon Hai and Innolux on 18 JAN
       2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Product Sales Agreement; the annual caps as
       specified in respect of the Product Sales Transaction
       for the three years ending 31 DEC 2010; and
       authorize any 1Director of the Company, or
       any 2 Directors of the Company if affixation
       of the Company's common seal is necessary,
       to execute all such other documents, instruments
       or agreements and to do all such acts or things
       which he may in his discretion consider necessary
       or incidental in connection with the matters
       contemplated under the Supplemental Product
       Sales Agreement and/or the Product Sales Transaction

3.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to general services agreement [the
       Supplemental General Services Expense Agreement]
       dated 24 OCT 2007 entered into between the
       Company and Hon Hai in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the general services agreement entered
       into between the Company and Hon Hai on 18
       JAN 2005 [as amended by a supplemental agreement
       dated 12 JAN 2006 between the same parties]
       and to be further amended by the Supplemental
       General Services Expense Agreement [the General
       Services Expense Transaction]; the annual caps
       as specified in respect of the General Services
       Expense Transaction for the three years ending
       31 DEC 2010; and authorize any 1 Director of
       the Company, or any 2 Directors of the Company
       if affixation of the Company's common seal
       is necessary, to execute all such other documents,
       instruments or agreements and to do all such
       acts or things which he may in his discretion
       consider necessary or incidental in connection
       with the matters contemplated under the Supplemental
       General Services Expense Agreement and/or the
       General Services Expense Transaction

4.     Approve the terms of and the transactions [the            Mgmt          For                            For
       Consolidated Services and Sub-contracting Expense
       Transaction] contemplated under the framework
       consolidated services and sub-contracting agreement
       dated 24 October 2007 [the Consolidated Services
       and Sub-contracting Expense Agreement] entered
       into among the Company, Hon Hai, PCE Industry
       Inc and Sutech Industry Inc; the annual caps
       as specified in respect of the Consolidated
       Services and Sub-contracting Expense Transaction
       for the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Consolidated Services and Sub-contracting
       Expense Agreement and/or the Consolidated Services
       and Sub-contracting Expense Transaction




--------------------------------------------------------------------------------------------------------------------------
 FUBON BANK (HONG KONG) LTD                                                                  Agenda Number:  701541890
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2652P104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  HK0636030667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and Auditors for the YE 31
       DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Robert James Kenrick as a Director           Mgmt          For                            For

3.B    Re-elect Mr. Ming-Hsing [Richard] Tsai as a               Mgmt          Against                        Against
       Director

3.C    Re-elect Mr. Jin-Yi Lee as a Director                     Mgmt          Against                        Against

3.D    Re-elect Mr. David Chang Kuo-Chun as a Director           Mgmt          Against                        Against

4.     Re-appoint KPMG as the Auditors of the Bank               Mgmt          For                            For

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares in the capital of
       the Bank and make or grant offers, agreements
       and options during and after the end of relevant
       period, and the aggregate nominal amount of
       the share capital to be allotted or issued
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to i) a rights issue
       [ as specified] or ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to officers and/ or
       employees of the Bank any of its subsidiaries
       of shares or rights to acquire shares of the
       Bank; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Bank in lieu of the whole or
       part of a dividend payable in respect of shares
       of the Bank in accordance with the Articles
       of Association of the Bank; or iv) any specific
       authority, shall not exceed the sum of 20%
       of the aggregate nominal amount of the share
       capital of the Bank in issue as at the date
       hereof and [if the Directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank] the aggregate nominal amount of
       share capital of the Bank repurchased by the
       Bank since the granting of the general mandate
       [up to a maximum number of shares as will represent
       10% of the issued share capital of the Bank]
       as at that date hereof; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Bank or the expiration of the period
       within which the next AGM of the Bank is required
       by the Companies Ordinance to be held]

6.     Authorize the Directors to repurchase issued              Mgmt          For                            For
       shares in the capital of the Bank during the
       relevant period, on the Stock Exchange of the
       Bank or any other stock exchange on which the
       shares of the Company have been or may be listed
       and recognized by the Securities and Futures
       Commission under the Hong Kong Code and the
       Stock Exchange for such purposes, pursuant
       to this Resolution 6 the aggregate nominal
       amount of share capital repurchased by the
       Bank not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Bank;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM of
       the Bank is required by the Companies Ordinance
       to be held]

7.     Authorize the Directors of the Bank to exercise           Mgmt          For                            For
       the powers of the Bank referred to in the resolution
       5 as specified




--------------------------------------------------------------------------------------------------------------------------
 FUTURIS CORP LTD                                                                            Agenda Number:  701374061
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q39718103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Oct-2007
        ISIN:  AU000000FCL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report and             Non-Voting
       the reports of the Directors and the Auditor,
       respectively, for the YE 30 JUN 2007

2.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 30 JUN 2007

3.1    Re-elect Mr. Stephen Gerlach as a Director of             Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.2    Re-elect Mr. Raymond G. Grigg as a Director               Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.3    Elect Mr. Ian MacDonald as a Director of the              Mgmt          For                            For
       Company, Who retires in accordance with Rule
       8.1.5[a] of the Constitution of the Company

4.     Approve, for the purposes of Listing Rule 7.2             Mgmt          For                            For
       of the Listing Rules of the ASX, the issue
       of options under Employee Incentive Scheme
       as an exception to Listing Rule 7.1, for a
       period of 3 years, commencing on the date this
       resolution is passed

5.     Approve the issue to Chief Executive Officer              Mgmt          For                            For
       of the Company, Mr. L.P. Wozniczka, of 3 million
       options [in 2 equal tranches of AUD 1.5 million]
       to subscribe for fully paid ordinary shares
       in the capital of the Company on the specified
       terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 GALAXY ENTERTAINMENT GROUP LTD                                                              Agenda Number:  701400145
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2679D118                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Nov-2007
        ISIN:  HK0027032686
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: a) to increase the authorized share              Mgmt          For                            For
       capital of the Company from HKD 688,800,000
       to HKD 900,000,000 by the creation of an additional
       2,112,000,000 shares of HKD 0.10 each, which
       new shares shall rank pari passu in all respects
       with the existing shares in the capital of
       the Company; b) each of i) the Subscription
       Agreement (the "Subscription Agreement") dated
       08 OCT 2007 between the Company, ENB LUX 1
       S.a.r.l, ENB LUX 2 S.a.r.l and Permira IV L.P.1
       for the subscription by, ENB LUX 1 S.a.r.l
       and ENB LUX 2 S.a.r.l of in aggregate 323,384,000
       new shares in the Company; ii) the Investors'
       Rights Agreement (the "Investors' Rights Agreement")
       dated 08 OCT2007 between the Company, ENB LUX
       1 S.a.r.l, Permira IV L.P.1, City Lion Profits
       Corp Super Focus Company Limited, Mark Liaison
       Limited, Premium Capital Profits Limited, Dr.
       Che-woo Lui, Recurrent Profits Limited, Mr.
       Francis Lui Yiu Tung and Ms. Paddy Tang Lui
       Wai Yu concerning ENB LUX 1 S.a.r.l's right
       to appoint the Directors to the Board of the
       Company, amongst other things; iii) ratify
       the FRN Conversion and Repayment Agreement
       (the "FRN Agreement") dated 08 OCT 2007 between
       the Company, City Lion Profits Corp and Recurrent
       Profits Limited in relation to the conversion
       and repayment of the "Class B" Variable Rate
       Unsecured Loan Notes in aggregate principal
       amount of HKD 2,371,805,067 issued by the Company
       on 22JUL 2005 (as subsequently amended on 14
       JAN 2006) and payable on 30 SEP 2008; and authorize
       the Directors of the Company to implement all
       the transactions referred to in those agreements
       and to do all such acts and things and execute
       all such documents as might in the opinion
       of the Directors be desirable or necessary
       to give effect to those agreements and the
       arrangements contemplated thereunder including
       but not limited to the issue of the Subscription
       Shares referred to in the Subscription Agreement
       and the Conversion Shares referred to in the
       FRN Agreement; and c) without prejudice to
       the generality of Para (b) of this resolution,
       to issue any shares that may fall to be issued
       under the Anti-Dilution Rights granted in the
       Subscription Agreement up to a maximum number
       of 510,358,272 shares under authority of the
       general mandate to issue shares granted to
       the Directors at the AGM of the Company held
       on 26 JUN 2007

2.     Appoint Mr. Martin Clarke as a Director of the            Mgmt          Against                        Against
       Company with effect from completion as specified
       in the Subscription Agreement between the Company,
       ENB LUX 1 S.a.r.l, ENB LUX 2 S.a.r.l and Permira
       IV L.P.1 for the subscription by ENB LUX 1
       S.a.r.l and ENB LUX 2 S.a.r.l of new shares
       in the Company

3.     Appoint Mr. Guido Paolo Gamucci as a Director             Mgmt          Against                        Against
       of the Company with effect from Completion
       as specified in the Subscription Agreement
       between the Company, ENB LUX 1 S.a.r.l, ENB
       LUX 2 S.a.r.l and Permira IV L.P.1 for the
       subscription by ENB LUX 1 S.a.r.l and ENB LUX
       2 S.a.r.l of new shares in the Company

4.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such powers either
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company; the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum of 330,179,136
       shares being 10% of the share capital of the
       Company in issue, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) the exercise of any
       option under the Company's share option schemes
       or similar arrangement for the time being adopted
       by the Company in accordance with the Rules
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited for the
       grant or issue of shares or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by Companies Ordinance to be held]

5.     Approve conditional upon the passing of the               Mgmt          For                            For
       Resolution 4, to extend the general mandate
       granted to the Directors of the Company pursuant
       to Resolution 4, by addition thereto an amount
       representing the aggregate nominal amount of
       share capital of the Company repurchased by
       the Company under the authority granted by
       the shareholders at the AGM held on 26 JUN
       2007, provided that such amount shall not exceed
       330,179,136 shares, being 10% of the issued
       share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 GALAXY ENTERTAINMENT GROUP LTD                                                              Agenda Number:  701615203
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2679D118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  HK0027032686
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 472565 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements and reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.a    Elect Ms. Paddy Tang Lui Wai Yu as a Director             Mgmt          Against                        Against

2.b    Elect Dr. William Yip Shue Lam as a Director              Mgmt          For                            For

2.c    Approve to fix the Directors' remuneration                Mgmt          For                            For

3.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

4.1    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Companies Ordinance
       to be held]

4.2    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company; and [if the Directors are so
       authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum amount of
       10% of the share capital of the Company in
       issue at the date of the passing of this resolution],
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any share option schemes or similar
       arrangement; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the company in accordance with
       the Articles of Association of the company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by Companies Ordinance to be held]

4.3    Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 4.1 and 4.2, to extend the general
       mandate granted to the Directors of the Company
       pursuant to Resolution 4.2, by addition thereto
       an amount representing the aggregate nominal
       amount of share capital of the Company repurchased
       under Resolution 4.1, provided that such amount
       shall not exceed 10% of the aggregate amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 GALLANT VENTURE LTD                                                                         Agenda Number:  701519487
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2679C102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SG1T37930313
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          No vote
       of the Company for the FYE 31 DEC 2007 and
       the reports of the Directors and the Auditors
       thereon

2.     Approve the Directors' fee of SGD 335,000 for             Mgmt          No vote
       the FYE 31 DEC 2007

3.     Re-elect Ms. Low Sin Leng as a Director, who              Mgmt          No vote
       retires under Article 115 of the Articles of
       Association

4.     Re-elect Mr. BG [Ret] Chin Chow Yoon as a Director,       Mgmt          No vote
       who retires under Article 115 of the Articles
       of Association

5.     Re-appoint Mr. Rivaie Rachman as a Director               Mgmt          No vote
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, until the
       next AGM

6.     Re-appoint Mr. Foo Kon Tan Grant Thornton as              Mgmt          No vote
       a Auditors of the Company and to authorize
       the Directors to fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          No vote
       to Section 161 of the Companies Act, Chapter
       50, and the Listing Rules of the SGX-ST, at
       any time to such persons and upon such terms
       and for such purposes as the Directors may
       in their absolute discretion deem fit, to:
       i) issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       ii) make or grant offers, agreements or options
       that might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares [collectively, Instruments]
       including but not limited to the creation and
       issue of warrants, debentures or other instruments
       convertible into shares; iii) issue additional
       instruments arising from adjustments made to
       the number of instruments previously issued
       in the event of rights, bonus or capitalization
       issues; and [notwithstanding the authority
       conferred by the shareholders may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while the authority was in force, provided
       always, i) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares excluding treasury shares, of
       which the aggregate number of shares [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the total number of issued shares excluding
       treasury shares, and for the purpose of this
       resolution, the total number of issued shares
       excluding treasury shares shall be the Company's
       total number of issued shares excluding treasury
       shares at the time this resolution is passed,
       after adjusting for; a) new shares arising
       from the conversion or exercise of convertible
       securities, or b) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting at the time this resolution is
       passed provided the options or awards were
       granted in compliance with Part VIII of Chapter
       8 of the Listing Manual of the SGX-ST, and
       (c) any subsequent bonus issue, consolidation
       or subdivision of the Company's shares, and
       [Authority expires the earlier at the conclusion
       of the next AGM or the date by which the next
       AGM of the Company is required by Law to be
       held]

8.     Authorize the Company, its subsidiaries and               Mgmt          No vote
       associated Companies that are considered to
       be "entities at risk" under Chapter 9, or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited, to enter
       into any of the transactions falling within
       the types of interested person transactions
       as specified, with any party who falls within
       the classes of interested persons as specified,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as specified; [Authority expires
       the earlier at the date on which the next AGM
       of the Company is held or is required by Law
       to be held]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including, without limitation,
       executing all such documents as may be required]
       as they may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT mandate and/or this Resolution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GIORDANO INTERNATIONAL LTD                                                                  Agenda Number:  701546105
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6901M101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BMG6901M1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2007

3.     Approve to declare a Special Final Dividend               Mgmt          For                            For
       for the YE 31 DEC 2007

4.     Re-elect Mr. Kwong Ki Chi as a Director                   Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with the additional
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       during and after the relevant period of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       rights of subscription or conversion under
       the terms of any warrants or other securities
       issued by the Company carrying a right to subscribe
       for or purchase shares of the Company; or iii)
       the exercise of any option under any Share
       Option Scheme of the Company adopted by its
       shareholders for the grant or issue to eligible
       persons options to subscribe for or rights
       to acquire shares of the Company; or iv) any
       scrip dividend or other similar scheme implemented
       in accordance with the Bye-laws of the Company,
       shall not exceed 10% of aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held By Laws or
       any applicable laws of Bermuda to be held]

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other applicable stock exchange,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       laws or any applicable laws of Bermuda to be
       held]

8.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       6 and 7, to extend the general mandate granted
       to the Directors of the Company to allot, issue
       or otherwise deal with the additional shares
       of the Company during the relevant period [as
       defined], by the addition to the aggregate
       nominal amount of shares in the capital of
       the Company purchased by the Directors of the
       Company, pursuant to their exercise of the
       powers of the Company to purchase shares, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this Resolution




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL BIO-CHEM TECHNOLOGY GROUP CO LTD                                                     Agenda Number:  701563288
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3919S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  KYG3919S1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors [Directors]
       of the Company and the Auditors of the Company
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          Abstain                        Against

3.A    Re-elect Mr. Lee Yuen Kwong as a Director                 Mgmt          Against                        Against

3.B    Re-elect Mr. Chan Man Hon, Eric as a Director             Mgmt          Against                        Against

3.C    Re-elect Mr. Li Defa as a Director                        Mgmt          Against                        Against

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       to allot, issue and otherwise deal with the
       unissued shares in the capital of the Company
       and make or grant offers, agreements and options,
       including warrants to subscribe for shares
       in the Company, during and after the relevant
       period, not exceeding the aggregate of: i)
       20% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of the passing this resolution; and b)
       the nominal amount of share capital of the
       Company purchased by the Company subsequent
       to the passing this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing this resolution],
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any options granted
       under the share option scheme of the Company;
       or iii) any scrip dividend or similar arrangement
       providing for the allotment and issue of shares
       in the Company in lieu of the whole or part
       of a dividend on shares in the Company in accordance
       with the Articles of Association of the Company
       in force from time to time ; or iv) any issue
       of the shares of the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants of the Company or
       any securities which are convertible into shares
       in the Company; [Authority expires the earlier
       of conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company,
       the Companies Law, Chapter 22 [Law 3 of 1961,
       as consolidated and revised] of the Cayman
       Islands or any other applicable laws of Cayman
       Islands to be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares in the capital of the Company on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong [SFC] and the Stock Exchange for
       such purposes and otherwise in accordance with
       the rules and regulations of the SFC, the Stock
       Exchange, the Companies Law, Chapter 22 [Law
       3 of 1961, as consolidated and revised] of
       the Cayman Islands [Companies Law]) and all
       other applicable laws in this regard, during
       and after the relevant period not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company, the Companies Law or any other
       applicable laws of Cayman Islands to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company, pursuant to
       Resolution 5, by the addition to the aggregate
       nominal amount of the shares in the capital
       of the Company representing the aggregate nominal
       amount of the share capital of the Company
       purchased pursuant to or in accordance with
       the authority granted under Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701523753
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV11073                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the proposed alterations to the existing          Mgmt          For                            For
       Memorandum and Articles of Association of the
       Company [the New Constitution] as specified
       and adopt the new Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701534768
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV11073                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors and the Auditors          Mgmt          For                            For
       reports and the audited financial statements

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors fees                                Mgmt          For                            For

4.     Re-elect Mr. Simon Lim as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Hong Pian Tee as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Lew Syn Pau as a Director                    Mgmt          For                            For

7.     Re-appoint Mr. Marie Joseph Raymond Lamusse               Mgmt          For                            For
       as a director

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Authorize the directors to allot and issue shares         Mgmt          For                            For

10.    Approve to renew of the shareholders mandate              Mgmt          For                            For
       for interested person transactions

11.    Approve to renew the share purchase mandate               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  701563529
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3978C108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG3978C1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Approve the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2007

3.1    Re-elect Ms. Du Juan as a Director of the Company         Mgmt          For                            For

3.2    Re-elect Mr. Chen Xiao as a Director of the               Mgmt          For                            For
       Company

3.3    Re-elect Mr. Ng Kin Wah as a Director of the              Mgmt          For                            For
       Company

3.4    Re-elect Mr. Sun Qiang Chang as a Director of             Mgmt          Against                        Against
       the Company

3.5    Re-elect Mr. Sze Tsai Ping, Michael as a Director         Mgmt          Against                        Against
       of the Company

3.6    Re-elect Mr. Chan Yuk Sang as a Director of               Mgmt          Against                        Against
       the Company

3.7    Re-elect Mr. Mark Christopher Greaves as a Director       Mgmt          Against                        Against
       of the Company

3.8    Re-elect Dr. Liu Peng Hui as a Director of the            Mgmt          Against                        Against
       Company

3.9    Re-elect Mr. Yu Tung Ho as a Director of the              Mgmt          For                            For
       Company

3.10   Re-elect Mr. Thomas Joseph Manning as a Director          Mgmt          For                            For
       of the Company

3.11   Authorise the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       issue or otherwise deal with additional shares
       of the Company, and to make or grant offers,
       agreements and options which might require
       the exercise of such power, during and after
       the relevant period, the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       and issued by the Company pursuant to the approval
       given in this resolution, otherwise than pursuant
       to: i) a rights issue; ii) the exercise of
       the rights of subscription or conversion attaching
       to any warrants issued by the Company or any
       securities which are convertible into Shares;
       iii) the exercise of any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares; or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Share in lieu of the whole
       or part of a dividend on Shares pursuant to
       the Bye-Laws of the Company from time to time,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution and the said approval shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period with which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase shares of
       the Company [the Shares] on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other Stock Exchange on which the Shares
       may be listed and recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange under the
       Hong Kong Code on share repurchases, subject
       to and in accordance all applicable Laws and
       Regulations, the aggregate nominal amount of
       the Shares which may be repurchased by the
       Company pursuant to this resolution during
       the relevant period shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       passing of this resolution, and the approval
       granted under this resolution shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the general mandate granted to the
       Directors of the Company to exercise the powers
       of the Company to allot, issue or otherwise
       deal with additional securities of the Company
       pursuant to Resolution 5 as specified be extended
       by the addition thereto an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       6 as specified, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of such securities of the Company in issue
       at the date of the passing of this resolution

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  701575411
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3978C108                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG3978C1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       granting the listing of, and the permission
       to deal in, shares of HKD 0.025 each in the
       issued share capital of the Company upon the
       Share Subdivision [as specified] becoming effective,
       with effect from 9:30 A.M on the next business
       day [not being Saturday] following the date
       on which this resolution is passed, to sub-divide
       all the issued and unissued shares of HKD 0.10
       each in the capital of the Company into 4 shares
       of HKD 0.025 each [the Share Subdivision];
       and authorize the Directors of the Company
       to do all matters appropriate to effect and
       implement the Share Subdivision




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  701396322
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4229W108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Receive the annual report of the Goodman Group            Non-Voting

       PLEASE NOTE THAT RESOLUTION 1 IS FOR GOODMAN              Non-Voting
       INTERNATIONAL LIMITED. THANK YOU.

1.     Elect Ms. Diane Grady as a Director of the Company,       Mgmt          For                            For
       who retiers in accordance with the Constitution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       GOODMAN INTERNATIONAL LIMITED AND GOODMAN INDUSTRIAL
       TRUST. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

S.3    Approve, for the purposes [including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26], the issue of securities that
       are not subscribed for by Securityholders under
       the DRP for the distribution periods from 01
       JAN 2008 to 31 DEC 2008 to the underwriter
       of the DRP, or persons procured by the underwriter

4.     Approve, for the purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules for: a) the issue
       of 2,000,000 Securities to Mr. Gregory Goodman
       under the ESAP at an issue price of AUD 7.23
       per Security; and b) the making of an interest
       bearing loan of AUD 14,460,000 on a limited
       recourse basis under the ESAP for the purpose
       of acquiring those Securities

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       and the Listing Rules for the issue of 2,700,000
       Options to Mr. Gregory Goodman at an exercise
       price of AUD 6.36




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  701563480
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2929L100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Zhang Hui as a Director of the               Mgmt          Against                        Against
       Company

3.ii   Re-elect Mr. Tsang Hon Nam as a Director of               Mgmt          Against                        Against
       the Company

3iii   Re-elect Mr. Fung Daniel Richard as a Director            Mgmt          For                            For
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2011 or 30 JUN 2011 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.iv   Re-elect Ms. Wang Xiaofeng as a Director of               Mgmt          Against                        Against
       the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2011 or 30 JUN 2011 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.v    Re-elect Ms. Xu Wenfang as a Director of the              Mgmt          Against                        Against
       Company; [Authority expires the earlier of
       the conclusion of the AGM of the Company to
       be held in 2011 or 30 JUN 2011 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board to fix their remuneration

5.     Authorize the Directors, subject to the other             Mgmt          For                            For
       provisions of this resolution and pursuant
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to allot, issue
       and deal with ordinary shares of HKD 0.50 in
       the capital of the Company and make or grant
       offers, agreements and options, during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to i) a Rights Issue or ii) the exercise
       of the subscription or conversion rights attaching
       to any warrants, preference shares, convertible
       bonds or other securities issued by the Company
       which are convertible into ordinary Shares
       or iii) the exercise of options granted by
       the Company under any option scheme or similar
       arrangement for the time being adopted for
       the grant to Directors, officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or other eligible person [if any] of rights
       to acquire ordinary Shares or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Ordinary Shares in lieu of
       the whole or part of a dividend on the ordinary
       Shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles or any applicable laws of the Hong
       Kong Special Administrative Region of the People's
       Republic of China [Hong Kong] to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.50 each in the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of Hong Kong to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to add the aggregate nominal amount
       of number of HKD 0.50 each in the share capital
       repurchased by the Company pursuant to Resolution
       6, to the aggregate nominal amount of the share
       capital that may be allotted, issued or dealt
       with or agreed conditionally or unconditionally
       to be allotted that may be allotted, issued
       or dealt with by the Directors pursuant to
       the approval in Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701462450
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2931U106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Mar-2008
        ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, a conditional CTMP Facilities         Mgmt          For                            For
       and Fixtures Lease Agreement [the CTMP Facilities
       Lease Agreement] entered into between Guangzhou
       Paper Company Ltd. [GZ Paper], an indirect
       subsidiary of the Company and Guangzhou Paper
       Holdings Limited [GZ Paper Holdings] on 24
       JAN 2008 [as specified], pursuant to which
       GZ Paper Holdings agreed to lease certain facilities
       and fixtures relating to Chemico-Thermomechanical
       Pulping to GZ Paper and all the transactions
       contemplated under the CTMP Facilities Lease
       Agreement and authorize the Directors of GZ
       Paper to do all such acts and things and execute
       all such documents as they may in their absolute
       discretion consider necessary or desirable
       to give effect to the CTMP Facilities Lease
       Agreement and the transactions contemplated
       thereby or incidental thereto

2.     Approve and ratify, a conditional Wastewater              Mgmt          For                            For
       Treatment Facilities and Fixtures Lease Agreement
       [the Wastewater Treatment Facilities Lease
       Agreement] entered into between GZ Paper and
       GZ Paper Holdings on 24 JAN 2008 [as specified],
       pursuant to which GZ Paper Holdings agreed
       to lease certain facilities and fixtures relating
       to Wastewater Treatment to GZ Paper and all
       the transactions contemplated under the Wastewater
       Treatment Facilities Lease Agreement and authorize
       the Directors of GZ Paper to do all such acts
       and things and execute all such documents as
       they may in their absolute discretion consider
       necessary or desirable to give effect to the
       Wastewater Treatment Facilities Lease Agreement
       and the transactions contemplated thereby or
       incidental thereto

3.     Approve and ratify, a Supplemental Lease Contract         Mgmt          For                            For
       [the Supplemental Lease Contract] entered into
       between GZ Paper and GZ Paper Holdings on 24
       JAN 2008 in relation to certain amendments
       to the lease contract dated 17 OCT 2002 [the
       Original Lease Contract, together with the
       Supplemental Lease Contract, the Lease Contract]
       [as specified] entered into between GZ Paper
       Holdings and GZ Paper pursuant to which GZ
       Paper Holdings leases certain land, workshops
       and ancillary buildings located at No. 40,
       Guangzhi Road, Haizhu District, Guangzhou,
       the People's Republic of China to GZ Paper
       for a term of 20 years and all the transactions
       contemplated under the Supplemental Lease Contract
       and authorize the Directors of GZ Paper to
       do all such acts and things and execute all
       such documents as they may in their absolute
       discretion consider necessary or desirable
       to give effect to the Lease Contract and the
       transactions contemplated thereby or incidental
       thereto

4.     Approve the maximum aggregate annual capital              Mgmt          For                            For
       of RMB 626.32 million [approximately HKD 673.46
       million] for the lease of certain facilities
       and fixtures under the CTMP Facilities Lease
       Agreement and the Wastewater Treatment Facilities
       Lease Agreement, the lease of certain land,
       workshops and ancillary buildings under the
       Lease Contract and the supply of certain utilities
       under the utilities supply contract dated 17
       OCT 2002, as specified




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701565698
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2931U106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited accounts for the YE 31 DEC              Mgmt          For                            For
       2007 and the reports of the Directors and Auditor
       thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Mr. Ou Bingchang as Director                     Mgmt          For                            For

3.II   Re-elect Mr. Liang Yi as Director                         Mgmt          For                            For

3.III  Re-elect Mr. Tang Shouchun as Director                    Mgmt          For                            For

3.IV   Re-elect Mr. Wang Hongtao as Director                     Mgmt          Against                        Against

3.V    Re-elect Mr. Zhang Huaqiao as Director                    Mgmt          For                            For

3.VI   Authorize the Board to fix Directors' remuneration        Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as Auditor              Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

5.A    Authorize the Directors to repurchase its own             Mgmt          For                            For
       shares during the relevant period on The Stock
       Exchange of Hong Kong Limited ["Stock Exchange"]
       or any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the securities and futures commission and
       the stock exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the stock exchange
       ["Listing Rules"] or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of Hong Kong to be held]

5.B    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B of the Companies Ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options which might require
       the exercise of such powers during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this Resolution and the said approval shall
       be limited accordingly, otherwise than pursuant
       to i) a rights issue, ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to eligible participants
       under such scheme and arrangement of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company, or
       iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws of Hong
       Kong to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to add the aggregate nominal amount
       of the number of shares in the capital of the
       Company which shall have been repurchased by
       the Company pursuant to and in accordance with
       Resolution 5.A above, to the aggregate nominal
       amount of the share capital of the Company
       which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to and in accordance
       with the exercise of the general mandate approved
       in Resolution 5.B

s.6    Amend the Articles of Association of the Company          Mgmt          For                            For
       by adding the Article 70A immediately after
       Article 70, as specified




--------------------------------------------------------------------------------------------------------------------------
 GUNNS LTD                                                                                   Agenda Number:  701392033
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4393F105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000GNS5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       for the YE 30 JUN 2007 and the report of the
       Directors and the Auditor thereon

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 30 JUN 2007, as specified

3.A    Re-elect Mr. R. T. J. Holyman as a Director               Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Constitution

3.B    Re-elect Mr. R. T. Gray as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Constitution

3.C    Elect Mr. R. V. Millar as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

4.     Approve that, in accordance with the Company's            Mgmt          For                            For
       Constitution, the maximum aggregate amount
       of remuneration which may be provided by the
       Company to all Directors for their services
       as Directors be increased by AUD 300,000.00
       to a maximum sum of AUD 800,000.00 a year,
       with effect from 01 JAN 2008

5.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and all other purposes, the issue of 10,742,997
       ordinary shares to investors at a price of
       1.83 Gunns shares for one Auspine Limited share
       pursuant to a Share Sale Agreement announced
       to the ASX on 15 MAY 2007; and the issue of
       15,000,000 ordinary shares at an issue price
       of AUD 3.36 to investors pursuant to a share
       placement announced to the ASX on 13 JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  701379035
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y29599100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors' Report and audited accounts        Non-Voting
       of the Company for the FYE 30 JUN 2007

1.     Declare a first and final tax-exempt [One-tier]           Mgmt          For                            For
       dividend of 8 cents per ordinary share for
       the FYE 30 JUN 2007

2.     Approve the Directors' fees of SGD 331,000 for            Mgmt          For                            For
       the FYE 30 JUN 2007

3.     Re-elect Mr. Sat Pal Khattar as a Director,               Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.     Re-elect Mr. Quek Leng Chan as a Director, who            Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Mr. Goh Yong Hong as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

7.a    Authorize the Directors to offer and grant options        Mgmt          For                            For
       under the GuocoLand Limited Executives' Share
       Option Scheme [the Scheme] and to allot and
       issue from time to time such number of shares
       in the Company as may be required to be issued
       pursuant to the exercise of options under the
       Scheme, provided that the aggregate number
       of shares to be issued pursuant to the resolution
       when added to the number of shares issued and
       issuable in respect of all options granted
       under the Scheme does not exceed 5% of the
       issued share capital of the Company for the
       time being subject to a maximum of 10% of the
       issued share capital of the Company as at 29
       OCT 2004

7.b    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Cap. 50, to issue
       shares in the Company at any time and upon
       such terms and conditions and for such purposes
       as the Directors may, in their absolute discretion
       deem fit, provided that the aggregate number
       of shares to be issued pursuant to this resolution
       does not exceed 10% of the issued share capital
       of the Company for the time being

8.     Transact any other business                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GWA INTERNATIONAL LTD                                                                       Agenda Number:  701365909
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4394K103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000GWT4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Company's financial statements for            Non-Voting
       the FYE 30 JUN 2007 together with the statement
       and report by the Directors and the report
       by the Auditor in relation thereto

1.     Re-elect Mr. Barry Thornton as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 11.3 of the Company's Constitution

2.     Re-elect Mr. Robert Anderson as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 11.3 of the Company's Constitution

3.     Re-elect Mr. Bill Bartlett as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 11.12 of the Company's Constitution

4.     Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

5.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, the issue at market price under the
       terms and conditions of the GWA International
       Employee Share Plan, of 250,000 fully paid
       ordinary shares to Mr. Peter Crowley, Managing
       Director, the main terms are as specified

S.6    Amend the Company's Constitution, in the manner           Mgmt          For                            For
       provided in the constitution tabled at the
       meeting and initialed by the Chairman for the
       purposes of identification, with effect from
       the close of this meeting




--------------------------------------------------------------------------------------------------------------------------
 HARVEY NORMAN HOLDINGS LTD                                                                  Agenda Number:  701394417
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4525E117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  AU000000HVN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the statement of financial           Mgmt          For                            For
       position and statement of financial performance
       of the Company, the Directors' declaration
       and the Directors' report and independent Audit
       report for the YE 30 JUN 2007

2.     Adopt the remuneration report as included in              Mgmt          For                            For
       the Directors' report for YE 30 JUN 2007

3.     Declare the dividend as recommended by the Board          Mgmt          For                            For

4.a    Elect Mr. Chris Mentis as a Director, who was             Mgmt          For                            For
       appointed by the Board since the last AGM of
       the Company

4.b    Re-elect Mr. Kay Lesley Page as a Director,               Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

4.c    Re-elect Mr. Michael John Harvey as a Director,           Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

4.d    Re-elect Mr. Ian John Norman as a Director,               Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

5.a    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 2.4 million options
       to Mr. David Matthew Ackery, Director, pursuant
       to the Executive Option Plan

5.b    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 900,000 options
       to Mr. Arthur Bayly Brew, Director, pursuant
       to the Executive Option Plan

5.c    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 2.7 million options
       to Mr. Gerald Harvey, Director, pursuant to
       the Executive Option Plan

5.d    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 1.05 million
       options to Mr. Chris Mentis, Director, pursuant
       to the Executive Option Plan

5.e    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 3 million options
       to Mr. Kay Lesley Page, Director, pursuant
       to the Executive Option Plan

5.f    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 2.4 million options
       to Mr. John Evyn Slack-Smith, Director, pursuant
       to the Executive Option Plan




--------------------------------------------------------------------------------------------------------------------------
 HAW PAR CORPORATION LTD                                                                     Agenda Number:  701513194
--------------------------------------------------------------------------------------------------------------------------
    Security:  V42666103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1D25001158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          For                            For
       audited financial statements for the FYE 31
       DEC 2007 together with the Auditors' report
       thereon

2.     Declare the 2nd and final tax-exempt [1-tier]             Mgmt          For                            For
       dividend of 14 cents and special [1-tier] dividend
       of 5 cents per share for the FYE 31 DEC 2007

3.     Re-appoint Mr. Lim Kee Ming as a Independent              Mgmt          For                            For
       Director, who retires pursuant to Section 153(6)
       of the Companies Act, Chapter 50, until the
       next AGM of the Company

4.     Re-appoint Mr. Wee Cho Yaw as a Chairman of               Mgmt          For                            For
       the Board and Investment Committee and a Member
       of the Nominating Committee and remuneration
       committee of the Company, who retires pursuant
       to Section 153(6) of the Companies Act, Chapter
       50, until the next AGM of the Company

5.     Re-appoint Dr. Lee Suan Yew as a Independent              Mgmt          For                            For
       Director Member of the audit committee and
       nominating committee of the Company, who retires
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, until the next AGM of the
       Company

6.     Re-elect Mr. Hwang Soo Jin will, as a Independent         Mgmt          For                            For
       Director of Member of the audit committee and
       remuneration committee of the Company, who
       retires pursuant to Section 153(6) of the Companies
       Act, Chapter 50, until the next AGM of the
       Company

7.     Re-elect Mr. Wee Ee Lim as the Member of the              Mgmt          For                            For
       Investment Committee, who retires by rotation
       pursuant to Article 98 of the Company's Articles
       of Association

8.     Re-elect Mr. Sat Pal Khattar as the Chairman              Mgmt          For                            For
       of the nominating committee and remuneration
       committee of the Company and Mr. Khattar is
       considered as the Independent Director, who
       retires pursuant to Article 98 of the Company's
       Articles of Association

9.     Approve the Directors' fees of SGD 257,000 for            Mgmt          For                            For
       the FYE 31 DEC 2007 [2006: SGD 257,000]

10.    Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company, until the conclusion
       of the next AGM and authorize the Directors
       to fix their remuneration

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the rules of the Haw Par
       Corporation Group 2002 Share Option Scheme
       [2002 Scheme] and pursuant to Section 161 of
       the Companies Act, Chapter 50, to allot and
       issue from time to time such number of shares
       in the Company as may be required to be issued
       pursuant to the exercise of options under the
       2002 Scheme provided always that the aggregate
       number of shares to be issued pursuant to this
       resolution shall not exceed 5% of the issued
       share capital of the Company from time to time

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, the Articles
       of Association of the Company and the listing
       rules of the Singapore Exchange Securities
       Trading Limited, to issue shares in the Company
       [whether by way of rights, bonus or otherwise]
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit provided that the aggregate number
       of shares to be issued pursuant to this resolution
       shall not exceed 50% of the issued share capital
       of the Company, of which the aggregate number
       of shares to be issued other than on a pro-rata
       basis to Members of the Company shall not exceed
       20% of the issued share capital of the Company
       and for the purposes of this resolution, the
       issued share capital shall be the Company's
       issued share capital at the time this resolution
       is passed after adjusting for new shares arising
       from the conversion of share options on issue
       at the time this resolution is passed and any
       subsequent consolidation or subdivision of
       the Company's shares




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTERNATIONAL GROUP CO LTD                                                           Agenda Number:  701539213
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4402L128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Hui Lin Chit as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Loo Hong Sing Vincent as a Director          Mgmt          For                            For

3.iii  Re-elect Mr. Chan Henry as a Director                     Mgmt          For                            For

3.iv   Re-elect Ms. Ada Ying Kay Wong as a Director              Mgmt          For                            For

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the remuneration their
       remuneration

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, during and after the
       relevant period, otherwise than pursuant to
       aa) a rights issue where shares are offered
       to shareholders on a fixed record date in proportion
       to their then holdings of shares; bb) the exercise
       of rights of subscription under the terms of
       any warrants or other securities issued by
       the company carrying a right to subscribe or
       purchase shares of the Company cc) the exercise
       of options granted under any share option scheme
       adopted by the Company; or dd) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or within which the
       next AGM of the Company is required by any
       applicable law or the Articles of Association
       of the Company to be held]

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company including any form of depositary
       receipt representing the right to receive such
       shares [Shares] and the aggregate nominal amount
       of Shares which may be purchased pursuant and
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; and relevant
       period from the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or within which the next AGM of the Company
       is required by any applicable law or the Articles
       of Association of the Company to be held]

7.     Approve to extend the general mandate referred            Mgmt          For                            For
       to in Resolution 5 granted to the Directors
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to Resolution 5, by an amount representing
       the aggregate nominal amount of the share capital
       purchased by the Company pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG AIRCRAFT ENGR LTD                                                                 Agenda Number:  701532536
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y29790105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  HK0044000302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to declare a final dividend                       Mgmt          For                            For

2.A    Re-elect Mr. Robert Ernest Adams as a Director            Mgmt          Against                        Against

2.B    Re-elect Mr. John Charles Godfrey Bremridge               Mgmt          Against                        Against
       as a Director

2.C    Re-elect Mr. Mark Hayman as a Director                    Mgmt          Against                        Against

3.     Re-appoint PricewaterCoopers as the Auditors              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to make            Mgmt          For                            For
       on-market share repurchases [within the meaning
       of the Code on share repurchases]; the aggregate
       nominal amount of the Company's shares which
       may be repurchased pursuant to the approval
       as specified above shall not exceed 10% of
       the aggregate nominal amount of the shares
       in issue at the date of passing this Resolution;
       and for the purpose of this Resolution: Relevant
       Period means the period from the passing of
       this Resolution until the earliest of: [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM is to be held by law or
       the revocation or variation of the authority
       given under this resolution by the ordinary
       resolution of the shareholders in general meeting]

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which will or might require the exercise of
       such powers during or after the end of the
       Relevant Period be approved; the aggregate
       nominal amount of shares of any class allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval as specified above, otherwise
       than pursuant to (i) a Rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, shall
       not exceed the aggregate of 20% of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5% of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and for the purpose of this Resolution:
       Relevant Period means the period from the passing
       of this Resolution until the earliest of: [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM is to be held by law or
       the revocation or variation of the authority
       given under this resolution by the ordinary
       resolution of the shareholders in general meeting]




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG ASIA LTD                                                                         Agenda Number:  701540444
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3645L101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1F76860344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and reports        Mgmt          Abstain                        Against
       of the Directors and Auditors for the YE 31
       DEC 2007

2.     Approve to declare a tax exempt [1-tier] final            Mgmt          For                            For
       dividend of 6 cents per ordinary share for
       the YE 31 DEC 2007 as recommended by the Directors

3.     Approve Directors' fees [excluding the Audit              Mgmt          For                            For
       Committee fees] of SGD190,000 for the YE 31
       DEC 2007 and Audit Committee fees of SGD 20,000
       per quarter for the period commencing from
       01 JUL 2008 to 30 JUN 2009, with payment of
       the Audit Committee fees to be made in arrears
       at the end of each calendar quarter

4.a    Re-elect Mr. Teo Tong Kooi as a Director who              Mgmt          For                            For
       retires by the rotation in accordance with
       the Articles of Association of the Company

4.b    Re-elect Mr. Goh Kian Hwee as a Director who              Mgmt          For                            For
       retires by the rotation in accordance with
       the Articles of Association of the Company

5.     Re-appoint Mr. Quek Shi Kui as a Director of              Mgmt          For                            For
       the Company pursuant to Section 153[6] of the
       Companies Act, Chapter 50, to hold office from
       the date of this Meeting until the next AGM

6.     Re-appoint Messrs. KPMG as Auditors and authorize         Mgmt          For                            For
       the Directors to fix their remuneration

7.     Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company [ shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments ] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [notwithstanding
       the authority conferred by this ordinary resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this ordinary resolution
       was in force, provided that the aggregate number
       of shares to be issued pursuant to this ordinary
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding shares
       which may be issued pursuant to any adjustments
       effected under any relevant Instrument], does
       not exceed 50% of the total number of issued
       shares excluding treasury shares, if any, in
       the capital of the Company [as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this ordinary resolution
       but excluding shares which may be issued pursuant
       to any adjustments effected under any relevant
       Instrument] does not exceed 20% of the total
       number of issued shares excluding treasury
       shares, if any, in the capital of the Company
       [as specified]; [2] [subject to such manner
       of calculation as may be prescribed by the
       Singapore Exchange Securities Trading Limited
       [ SGX-ST ]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph [1] above, the total
       number of issued shares excluding treasury
       shares, if any, shall be based on the total
       number of issued shares excluding treasury
       shares, if any, in the capital of the Company
       at the time this ordinary resolution is passed,
       after adjusting for new shares arising from
       the conversion or exercise of any convertible
       securities or share options which are outstanding
       and subsisting at the time this ordinary resolution
       is passed; and any subsequent bonus issue,
       consolidation or subdivision of shares [3]
       in exercising the authority conferred by this
       ordinary resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [4] [as specified];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

8.     Amend the Hong Leong Asia Share Option Scheme             Mgmt          For                            For
       2000 [the Scheme ] by deleting Rule 6.1 in
       its entirety and substituting in place thereof
       the following: the Scheme Committee may, subject
       as provided in Rule 5, grant options at any
       time and from time to time

9.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Hong
       Leong Asia share option scheme 2000 [the Scheme
       ] and to allot and issue from time to time
       such number of shares in the capital of the
       Company as may be required to be issued pursuant
       to the exercise of the options granted under
       the Scheme provided that the aggregate number
       of shares to be issued pursuant to the Scheme
       shall not exceed 15% of the total number of
       issued shares excluding treasury shares, if
       any, in the capital of the Company from time
       to time, and provided further that the aggregate
       number of shares to be issued during the entire
       operation of the Scheme [subject to adjustments,
       if any, made under the Scheme] shall not exceed
       such limits or [as the case may be] sub-limits
       as may be prescribed in the Scheme

10.    Authorize, for the purposes of Sections 76C               Mgmt          For                            For
       and 76E of the Companies Act, Chapter 50 [the
       Companies Act ], the Directors of the Company
       of all the powers of the Company to purchase
       or otherwise acquire issued ordinary shares
       in the capital of the Company [the Shares]
       not exceeding in aggregate the Maximum Limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price [as hereafter
       defined], whether by way of: i) market purchase[s]
       on the SGX-ST and/or any other stock exchange
       on which the shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       [ii] off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, other Exchange as may for the time being
       be applicable; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]; authorize the
       Directors of the Company to complete and do
       all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the and/or this resolution

11.    Authorize, for the purposes of Chapter 9 of               Mgmt          For                            For
       the Listing Manual of SGX-ST, the Company,
       its subsidiaries and its associated Companies
       that are not listed on the SGX-ST or an approved
       exchange, over which the Company, its subsidiaries
       and/or its interested person[s], have control,
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, as specified with any party who
       is of the class of Interested Persons; provided
       that such transactions are entered in accordance
       with the review procedures as specified; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       resolution

       Transact any other ordinary business                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG FINANCE LTD                                                                      Agenda Number:  701521191
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y36795113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1M04001939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and reports        Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a tax exempt [1-tier] final dividend              Mgmt          For                            For
       of 8 cents per share for the YE 31 DEC 2007
       as recommended by the Directors

3.     Approve the Directors fees of SGD 334,000 for             Mgmt          For                            For
       the YE 31 DEC 2007 [year 2006: SGD 334,000],
       Audit Committee fees of SGD 25,000 per quarter
       for the period commencing from 01 JUL 2008
       to 30 JUN 2009, with payment of the Audit Committee
       fees to be made in arrears at the end of each
       calendar quarter, and a fee of SGD 37,500 per
       quarter to Mr. Cheng Shao Shiong at the Bertie
       Cheng as Chairman of the Executive Committee
       [Risk] Sub-Committee for the period commencing
       from 01 JUL 2008 to 30 JUN 2009, with payment
       of the said fee to be made in arrears at the
       end of each calendar quarter

4.A    Re-elect Mr. Woo Tchi Chu as a Director who               Mgmt          For                            For
       retires by rotation, in accordance with the
       Articles of Association of the Company

4.B    Re-elect Mr. Chng Beng Hua as a Director who              Mgmt          For                            For
       retires by rotation, in accordance with the
       Articles of Association of the Company

5.A    Re-appoint Mr. Robin Ian Rawlings as a Director,          Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 to hold office from the date
       of this AGM until the next AGM

5.B    Re-appoint Mr. Lee Jackson @ Li Chik Sin as               Mgmt          For                            For
       a Director, pursuant to Section 153(6) of the
       Companies Act, Chapter 50 to hold office from
       the date of this AGM until the next AGM

5.C    Re-appoint Mr. Cheng Shao Shiong @ Bertie Cheng           Mgmt          For                            For
       as a Director, pursuant to Section 153(6) of
       the Companies Act, Chapter 50 to hold office
       from the date of this AGM until the next AGM

6.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

7.     Authorize the Directors to (a) issue shares               Mgmt          For                            For
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [b] [notwithstanding the authority
       conferred by this ordinary resolution may have
       ceased to be in force] issue shares in pursuance
       of any instrument made or granted by the Directors
       while this ordinary resolution was in force,
       provided that: [1] the aggregate number of
       shares to be issued pursuant to this ordinary
       resolution [including shares to be issued in
       pursuance of instruments made or granted pursuant
       to this ordinary resolution but excluding shares
       which may be issued pursuant to any adjustments
       effected under any relevant instrument), does
       not exceed 50% of the total number of issued
       shares in the capital of the Company [as calculated
       in accordance with sub-paragraph [2] below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this ordinary resolution
       but excluding shares which may be issued pursuant
       to any adjustments effected under any relevant
       instrument] does not exceed 20% of the total
       number of issued shares in the capital of the
       Company [as calculated in accordance with sub-paragraph
       [2] below]; [2] [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraph
       [1] above, the total number of issued shares
       in the capital of the Company shall be based
       on the total number of issued shares in the
       capital of the Company at the time this ordinary
       resolution is passed, after adjusting for:
       i) new shares arising from the conversion or
       exercise of any convertible securities or share
       options which are outstanding and subsisting
       at the time this ordinary resolution is passed;
       and ii) any subsequent bonus issue, consolidation
       or subdivision of shares; [3] in exercising
       the authority conferred by this ordinary resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held]

8.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Hong
       Leong Finance Share Option Scheme 2001 [the
       Scheme] and to allot and issue from time to
       time such number of shares in the capital of
       the Company as may be required to be issued
       pursuant to the exercise of the options granted
       under the Scheme provided that the aggregate
       number of shares to be issued pursuant to the
       Scheme shall not exceed 15% of the total number
       of issued shares in the capital of the Company
       from time to time, and provided further that
       the aggregate number of shares to be issued
       during the entire operation of the Scheme [subject
       to adjustments, if any, made under the Scheme]
       shall not exceed such limits or [as the case
       may be] sub-limits as may be prescribed in
       the Scheme

       Transact any other Business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG & SHANGHAI HOTELS LTD                                                              Agenda Number:  701536750
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y35518110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  HK0045000319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors' and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Clement King Man Kwok as a Director          Mgmt          For                            For

3.B    Re-elect Mr. William Elkin Mocatta as a Director          Mgmt          For                            For

3.C    Re-elect Mr. Pierre Roger Boppe as a Director             Mgmt          For                            For

3.D    Re-elect Mr. Robert Warren Miller as a Director           Mgmt          Against                        Against

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares in the capital of the
       Company and make or grant offers, agreements,
       options or warrants during and after the relevant
       period, not exceeding 20% of the aggregate
       number of the issued share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iii) any scrip dividend or similar arrangement
       pursuant to the Articles of Association of
       the Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares or otherwise acquire shares of HKD 0.50
       each in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       during the relevant period, provided that the
       aggregate number of shares in the capital of
       the Company so repurchased or otherwise acquired
       shall not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       and [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law]

7.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5 and 6 above, to add the aggregate number
       of the shares in the capital of the Company
       which are repurchased or otherwise acquired
       by the Company pursuant to Resolution 6 to
       the aggregate number of shares in the capital
       of the Company which may be issued pursuant
       to Resolution 5

8.     Approve, pursuant to Article 77 of the Articles           Mgmt          For                            For
       of Association of the Company, with effect
       from 08 MAY 2008, to fix the ordinary remuneration
       of the Directors [other than executive Directors]
       at the rate of HKD 200,000 per annum for each
       Director




--------------------------------------------------------------------------------------------------------------------------
 HOPSON DEV HLDGS LTD                                                                        Agenda Number:  701597861
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4600H101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Jun-2008
        ISIN:  BMG4600H1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.a    Re-elect Mr. Zhao Hai as an Executive Director            Mgmt          Against                        Against

2.b    Re-elect Mr. Xue Hu as an Executive Director              Mgmt          Against                        Against

2.c    Re-elect Ms. Zhao Mingfeng as an Executive Director       Mgmt          Against                        Against

2.d    Re-elect Mr. Yuen Pak Yiu, Philip as an Independent       Mgmt          For                            For
       Non-Executive Director

2.e    Re-elect Mr. Lee Tsung Hei, David as an Independent       Mgmt          For                            For
       Non-Executive Director

2.f    Re-elect Mr. Wong Shing Kay, Oliver as an Independent     Mgmt          For                            For
       Non-Executive Director

2.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Executive Directors and
       the Non-Executive Directors

3.     Approve to pay a remuneration of HKD 240,000              Mgmt          For                            For
       to each of Independent Non-Executive Directors
       of the Company for the YE 31 DEC 2008, provided
       that such remuneration will be paid in proportion
       to the period of service in the case of a Director
       who has not served a complete year

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

6.a    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company or securities convertible
       into such shares or warrants or similar rights
       to subscribe for any shares in the Company
       and to make or grant offers, agreements and
       options during the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution, otherwise
       than pursuant to: a rights issue; or pursuant
       to the exercise of options under the Share
       Option Scheme or similar arrangement; or any
       scrip dividend or similar arrangement providing
       for the allotment of share of the Company in
       lieu of the whole or part of the dividend on
       the shares of the Company in accordance with
       the Company's Bye-laws; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable laws
       of Bermuda to be held]

6.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares, on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange on which the
       securities of the Company may be listed as
       amended from time to time, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company on the date of
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable laws
       of Bermuda to be held]

6.c    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       6.A and 6.B, to add the aggregate nominal amount
       of shares in the capital of the Company repurchased
       by the Company under the authority granted
       to the Directors as specified in Resolution
       6.B, to the aggregate nominal amount of the
       share capital of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to Resolution 6.A, provided that such
       amount shall not exceed 10% of the total nominal
       amount of the issued share capital of the Company
       on the date of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON HARBOUR RING LTD                                                                  Agenda Number:  701538615
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46712108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  BMG467121080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of audited accounts, the            Mgmt          For                            For
       report of the Directors and the Independent
       Auditors' report for the YE 31 DEC 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.1    Re-elect Mr. Fok Kin-ning, Canning as a Director          Mgmt          Against                        Against

3.2    Re-elect Ms. Chan Wen Mee, May [Michelle] as              Mgmt          Against                        Against
       a Director

3.3    Re-elect Ms. Edith Shih as a Director                     Mgmt          Against                        Against

3.4    Re-elect Mr. Endo Shigeru as a Director                   Mgmt          Against                        Against

3.5    Re-elect Mr. Kwan Kai Cheong as a Director                Mgmt          For                            For

3.6    Re-elect Dr. Lam Lee G as a Director                      Mgmt          For                            For

3.7    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors of the Company to fix the Auditors'
       remuneration

5.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       subject to this resolution, to allot, issue
       or otherwise deal with new shares of the Company
       [the Shares] or securities convertible into
       Shares, or options, warrants or similar rights
       to subscribe for any shares, and to make or
       grant offers, agreements, options and warrants
       which would or might require the exercise of
       such powers during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly,
       otherwise than pursuant to shares issued as
       a result of a rights issue [as specified],
       the exercise of the subscription or conversion
       rights attaching to any warrants issued by
       the Company or the exercise of options granted
       under the share option scheme of the Company
       or any scrip dividend providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable law of Bermuda to be held]

5.2    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution during the relevant period,
       to purchase or repurchase shares of the Company
       [the Shares] on, subject to and in accordance
       with all applicable laws and rules on The Stock
       Exchange of Hong Kong Limited or on any other
       stock exchange on which the shares may be listed
       and recognized for this purpose by the Securities
       and Futures Commission and The Stock Exchange
       of Hong Kong Limited; the aggregate nominal
       amount of the shares which may be purchased
       or repurchased by the Company pursuant to the
       said approval not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable law of Bermuda
       to be held]

5.3    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       nos (1) and (2) as specified, to add the aggregate
       nominal amount of the shares of the Company
       which may be purchased or repurchased by the
       Company pursuant to the authority granted to
       the Directors of the Company by ordinary Resolution
       no (2), to the aggregate nominal amount of
       share capital of the Company that may be allotted
       or issued or agreed conditionally or unconditionally
       to be allotted or issued by the Directors of
       the Company pursuant to Resolution no (1),
       provided that such shares not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON HARBOUR RING LTD                                                                  Agenda Number:  701593421
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46712108                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  BMG467121080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 16 MAY 2008 [the Sale and Purchase Agreement]
       made between Hutchison Harbour Ring Property
       Holdings Limited [HHRP] as vendor, the Company
       as guarantor for HHRP, Hawkwind Investments
       Limited [Hawkwind] and the Purchaser Guarantor
       relating to the sale and purchase of the Sale
       Shares and the Sale Loans [as defined in the
       circular to the Company's [the Circular]],
       and all transactions contemplated under or
       incidental to the sale and purchase agreement
       and all actions taken or to be taken by the
       Company and its subsidiaries pursuant to or
       in connection with the Sale and Purchase Agreement;
       and authorize the Directors of the Company,
       acting together, individually or by Committee,
       to do all such acts and things, to sign and
       execute all such other documents, deeds, instruments
       and agreements [the Ancillary Documents] and
       to take such steps as they may consider necessary,
       appropriate, desirable or expedient to give
       effect to or in connection with the sale and
       purchase agreement and/or any transactions
       contemplated there under and all other matters
       incidental thereto, and to agree to any amendments
       to any of the terms of the sale and purchase
       agreement and/or any of the Ancillary Documents
       which in the opinion of the Directors of the
       Company are in the interests of the Company
       to do so




--------------------------------------------------------------------------------------------------------------------------
 I-CABLE COMMUNICATIONS LTD                                                                  Agenda Number:  701556144
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38563105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  HK1097008929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.A    Re-elect Mr. Patrick Y.W. Wu as a Director,               Mgmt          Against                        Against
       who retires

3.B    Re-elect Mr. Anthony K.K. Yeung as a Director,            Mgmt          Against                        Against
       who retires

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to purchase shares in the
       capital of the Company, the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and The Stock Exchange of Hong
       Kong Limited under the code on Share Repurchases
       pursuant to this resolution, shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements, options, warrants and other
       securities which might require the exercise
       of such power, the aggregate nominal a mount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to an option or otherwise] by the
       Directors of the Company pursuant to: i) any
       executive or employee share option or incentive
       scheme, or ii) a Rights Issue [as specified],
       or iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; and [if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company]
       the nominal amount of share capital of the
       Company repurchased by the Company subsequent
       to the passing of this Resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution]; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next Annual General Meeting of the Company
       is required by law to be held]

7.     Approve that the general mandate granted to               Mgmt          For                            For
       the Directors of the Company to exercise the
       powers of the Company to allot, issue and deal
       with any additional shares of the Company pursuant
       to Resolution 6 convening this meeting extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5, provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ILUKA RESOURCES LTD                                                                         Agenda Number:  701534996
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4875J104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  AU000000ILU1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Jenny Seabrook as a Director                    Mgmt          For                            For

2.     Elect Mr. Donald Morley as a Director                     Mgmt          For                            For

3.     Approve to grant of 1 million share rights to             Mgmt          For                            For
       Mr. David Robb

4.     Approve the remuneration report for the year              Mgmt          For                            For
       31 DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701385963
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3991T104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       conditional upon the listing of, and permission
       to deal in, the warrants referred in this resolution
       [Warrants] and any shares which may fall to
       be issued on exercise of subscription rights
       attaching to the Warrants being granted by
       The Stock Exchange of Hong Kong Limited [Stock
       Exchange]: a) to create and issue Warrants
       conferring rights to subscribe for 1 share
       in the capital of the Company in respect of
       each Warrant, at any time on or after Wednesday,
       07 NOV 2007 until Thursday, 06 NOV 2008 [both
       dates inclusive], at an initial subscription
       price of HKD 20.00 per share [Subscription
       Price] subject to the terms and conditions
       as specified, a final draft of which was tabled
       at the meeting marked 'A' and initialed by
       the Chairman of the Company for the purpose
       of identification and to issue the same by
       way of bonus to and among shareholders whose
       names appear on the register of Members of
       the Company at the close of business on 15
       OCT 2007, in the proportion of 1 Warrant for
       every 9 shares then held provided that: (i)
       in the case of any shareholder whose address
       as shown on the register of Members of the
       Company on 15 OCT 2007 is in the United States
       of America or Canada, then the Warrants shall
       not be issued to such shareholder but shall
       be aggregated and issued to a nominee to be
       named by the Directors and such Warrants shall
       be sold at such time as the nominee thinks
       fit and if a premium over expenses could be
       obtained upon such sale and the net proceeds
       of sale, after deduction of expenses, shall
       be distributed pro rata to such shareholders
       unless the amount falling to be distributed
       to any such shareholder shall be less than
       HKD 100 in which case such amount shall be
       retained for the benefit of the Company; and
       (ii) no fraction of a share will be issued
       or allotted pursuant to this resolution; b)
       to allot and issue new shares in the capital
       of the Company arising from the exercise of
       subscription rights attaching to the Warrants
       or any of them; and c) to do all such acts
       and things as the Directors of the Company
       consider necessary or expedient to give effect
       to the foregoing arrangements




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701432077
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3991T104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2007
        ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the transactions contemplated under               Mgmt          For                            For
       each of the Ongoing Banking Transactions, in
       the absence of a maximum aggregate annual value,
       as supplemented by the Master Agreement [as
       specified]; and the Master Agreement, so far
       as it concerns each of the Ongoing Banking
       Transactions [as the case may be] and the extent
       to which the Master Agreement amends and supplements
       the Ongoing Banking Transactions; and, authorize
       any one Director of the Bank to do all such
       acts including any amendments to the Master
       Agreement which he considers necessary, desirable
       or expedient in connection with and for the
       purposes of the Ongoing Banking Transactions




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701564848
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3991T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 470452 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and approve the audited statement of              Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Mr. Wong Yuen Fai as a Executive Director        Mgmt          For                            For

3.II   Re-elect Professor Wong Yue Chim, Richard, S.B.S.         Mgmt          For                            For
       J.P. as a Independent Non-Executive Director

3.III  Re-elect Mr. Tsui Yiu Wa, Alec as a Independent           Mgmt          For                            For
       Non-Executive Director

4.     Approve the payment of Directors' fees for the            Mgmt          For                            For
       YE 31 DEC 2007

5.     Appoint Ernst & Young as the Auditors of the              Mgmt          For                            For
       Bank and authorize the Directors to fix their
       remuneration

6.     Authorize the Board of Directors of the Bank,             Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Bank, and to make or
       grant offers, agreements or options [including
       warrants, bonds, notes, debentures and other
       convertible into shares of the Bank] which
       would or might require the exercise of such
       powers during the relevant period, not exceeding
       the 20% of the aggregate nominal amount of
       the issued share capital of the Bank as at
       the date of passing of this resolution and
       the said approval shall be limited accordingly,
       otherwise than pursuant to: i) a rights issue
       [as defined below]; ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants of the Bank or any securities
       which are convertible into shares of the Bank;
       iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Bank pursuant to the Articles of Association
       of the Bank from time to time; or iv) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to employees
       of the Bank, and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Bank; [Authority expires the earlier of the
       conclusion of the next AGM of the Bank or the
       expiration of the period within which the next
       AGM of the Bank is required by the Articles
       of Association of the Bank or the Companies
       Ordinance to be held]

7.     Authorize the Board of Directors of the Bank              Mgmt          For                            For
       to repurchase shares in the capital of the
       Bank, subject to and in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited as
       amended from time to time during the relevant
       period, not exceeding the 10% of the aggregate
       nominal amount of shares in the capital of
       the Bank which may be repurchased by the Bank
       pursuant to the said approval in this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM of
       the Bank is required by the Articles of Association
       of the Bank or the Companies Ordinance to be
       held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 6 and 7, to extend the general
       mandate granted to the Directors of the Bank
       and for the time being in force to exercise
       the powers of the Bank to allot, issue and
       deal with additional shares pursuant to the
       Resolution 6, by the addition thereto of an
       amount representing the aggregate nominal amount
       of shares in the capital of the Bank repurchased
       by the Bank under the authority granted to
       the Board of Directors of the Bank pursuant
       to the Resolution 7, provided that such amount
       of shares so repurchased not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Bank as at the date of
       the Resolution




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND, SYDNEY NSW                                                             Agenda Number:  701387777
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q49469101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Receive a presentation on the results and activities      Non-Voting
       of the Fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     In accordance with the Corporations Act and               Non-Voting
       the constitution of the Fund, the responsible
       Entity has appointed Mr. Richard Colless, the
       Chairman of ING Management Limited, to act
       as a Chairperson of the Meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701377017
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q49560107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Receive a presentation on the results and activities      Non-Voting
       of the fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     Acknowledge the appointment of Mr. Richard Colless        Non-Voting
       as Chairperson of the meeting

3.     Appoint a person as a Corporate representative            Non-Voting
       in accordance with the Company's Constitution,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 K. WAH INTERNATIONAL HOLDINGS LTD                                                           Agenda Number:  701569355
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5321P116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  BMG5321P1169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.A    Re-elect Mr. Michael Leung Man Kin as a Director          Mgmt          For                            For

3.B    Re-elect Mr. Robert George Nield as a Director            Mgmt          For                            For

3.C    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2007 and for subsequent FY
       until otherwise determined

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.1    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to repurchase or otherwise acquire shares of
       the Company in accordance with the all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [Listing Rules], during
       the relevant period, not exceeding 10% of the
       aggregate nominal amount of the share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended from time to
       time] to be held]

5.2    Authorize the Directors, subject to the consent           Mgmt          For                            For
       of the Bermuda Monetary Authority, to allot,
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements, warrants and options, during
       and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the issued share capital of the Company;
       plus the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the issued share capital], otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any securities which are convertible
       into shares of the Company; or iii) any Share
       Option Scheme or similar arrangement for the
       time being adopted by the Company in accordance
       with the Listing Rules for the grant or issue
       of shares or rights to acquire shares of the
       Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Bye-laws; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended from time to
       time] to be held]

5.3    Authorize the Directors, as specified in Resolution       Mgmt          For                            For
       5.2 which this resolution forms a part in respect
       of the share capital of the Company referred
       to such resolution as specified




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701373932
--------------------------------------------------------------------------------------------------------------------------
    Security:  V87778102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Oct-2007
        ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     `Approve the sale by Boulevard Development Pte            Mgmt          For                            For
       Ltd [Boulevard], an indirect wholly-owned subsidiary
       of the Company, of its one-third interest in
       the property known as 'One Raffles Quay' [the
       'Property'] to be effected via the sale of
       Boulevard's entire holding of one-third of
       the issued shares [the 'Sale Shares'] in the
       capital of One Raffles Quay Pte Ltd [ORQPL],
       the owner and developer of the property, and
       an assignment of the shareholder's loans and
       accrued interest [if any] thereon [the 'Shareholder's
       Loan'] extended by Boulevard to ORQPL, at the
       consideration for the sale shares and the consideration
       for the assignment of the shareholder's loan
       as respectively set out in, and upon the terms
       and subject to the conditions of, the Share
       Purchase Agreement [the 'Share Purchase Agreement']
       dated 30 JUL 2007 made between i) Boulevard,
       as vendor, ii) Keppel Land Properties Pte Ltd
       [a wholly-owned subsidiary of the Company],
       as guarantor, and iii) RBC Dexia Trust Services
       Singapore Limited [in its capacity as trustee
       of K-REIT Asia], as purchaser, as specified;
       and in conjunction with the sale, the acquisition
       by the Company and/or such of its subsidiaries
       as it may designate [collectively, the 'Keppel
       Land Group'] pursuant to the placement [as
       specified] of such number of new units of K-REIT
       Asia to be offered and placed by K-REIT Asia
       to the Keppel Land Group under a proposed equity
       fund raising exercise by K-REIT Asia, with
       the intent that the Keppel Land Group shall
       immediately following K-REIT Asia's equity
       fund raising exercise, maintain its percentage
       unit holding in K-REIT Asia immediately post
       K-REIT Asia's equity fund raising exercise
       at the equivalent level held by it immediately
       prior to such exercise; and authorize the Directors
       of the Company to do and complete all such
       acts, deeds, documents and things as may be
       considered necessary or expedient for the purposes
       of giving effect [as the case requires] to
       either of the aforesaid transactions and/or
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701511140
--------------------------------------------------------------------------------------------------------------------------
    Security:  V87778102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Declare the final dividend and special dividend           Mgmt          For                            For
       as recommended by the Directors for the YE
       31 DEC 2007

3.     Re-elect Mr. Lim Chee Onn as a Director who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

4.     Re-elect Mr. Lim Ho Kee as a Director who retires         Mgmt          For                            For
       in accordance with the Articles of Association
       of the Company

5.     Re-elect Professor Tsui Kai Chong as a Director           Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

6.     Re-elect Mr. Tan Yam Pin as a Director who retires        Mgmt          For                            For
       in accordance with the Articles of Association
       of the Company

7.     Re-elect Mr. Heng Chiang Meng as a Director               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

8.     Approve the Directors' fees of SGD 679,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint Messrs. Ernst & Young as the Auditors,         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association:
       a) i) issue shares in the capital of the Company
       [Shares] whether by way of right, bonus or
       otherwise, and including any capitalization
       pursuant to Article 136 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively Instruments], at
       any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in force] issue shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument] does not exceed 50% of the issued
       shares in the capital of the Company [as calculated
       in accordance with sub-point (ii) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution and any adjustments
       effected under any relevant Instrument] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-paragraph (ii) below]; ii) for the
       purpose of determining the aggregate number
       of shares that may be issued under subpoint
       (i) above, the percentage of issued shares
       shall be calculated based on the number of
       issued shares in the capital of the Company
       as at the date of the passing of this resolution
       after adjusting for: aa) new shares arising
       from the conversion or exercise of convertible
       securities; bb) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution approving the mandate, provided
       the options or awards were granted in compliance
       with the rules and regulations of the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and cc) any subsequent consolidation or sub-division
       of shares; c) in exercising the power to make
       or grant Instruments [including the making
       of any adjustments under the relevant Instrument],
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires earlier at the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

11.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company not
       exceeding in aggregate the Maximum Limit [as
       specified; 'Maximum Limit' means that number
       of issued Shares representing 10% of the total
       number of shares of the Company as at the date
       of the last AGM of the Company or at the date
       of the passing of this ordinary resolution,
       whichever is higher], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price [as
       specified; in relation to a share to be purchased
       or acquired, means the purchase price [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       which shall not exceed: a) in the case of a
       Market Purchase, 105% of the Average Closing
       Price; and b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120% of the Average Closing Price], whether
       by way of: a) market purchase(s) [each a Market
       Purchase] on the SGX-ST; and/or b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and Listing Rules of the SGX-ST as may
       for the time being be applicable, [Authority
       expires earlier of the date on which the next
       AGM of the Company is held or required by law
       to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated]; [Authority expires
       earlier at the last AGM of the Company was
       held and expiring on the date the next AGM
       of the Company is held or is required Bylaw
       to be held] and; authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

12.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated companies
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, particulars of which are as specified,
       provided that such transactions are made on
       normal commercial terms and will not be prejudicial
       to the interests of the Company and its minority
       shareholders and in accordance with the review
       procedures as specified [the IPT Mandate];
       [Authority expires at the date that the next
       AGM of the Company is held or is required by
       law to be held]; authorize the Audit Committee
       of the Company to take such action as it deems
       proper in respect of such procedures and/or
       to modify or implement such procedures as may
       be necessary to take into consideration any
       amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interest of the Company
       to give effect to this resolution

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701514108
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4790S107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Accounts for the            Mgmt          For                            For
       FYE 31 DEC 2007 together with the Directors
       report and the Auditors report thereon

2.     Declare a Final [tax-exempt one-tier] dividend            Mgmt          For                            For
       of 8 cents per ordinary share for the FYE 31
       DEC 2007

3.     Approve the Directors fees of SGD 299,996 [2006:          Mgmt          For                            For
       SGD 218,750] for the FYE 31 DEC 2007

4.     Re-elect Mr. Ronald Anthony Ooi Thean Yat as              Mgmt          Against                        Against
       a Director, who retires under Article 107 of
       the Articles of Association of the Company

5.     Re-elect Mr. Lau Wai Kwok as a Director who               Mgmt          Against                        Against
       retires under Article 107 of the Articles of
       Association of the Company

6.     Re-elect Mr. Ong Seng Gee as a Director who               Mgmt          Against                        Against
       retires under Article 107 of the Articles of
       Association of the Company

7.     Re-appoint Mrs. Gloria Lee Kim Yew as a Director          Mgmt          Against                        Against
       of the Company that pursuant to Section 153[6]
       of the Companies Act, Chapter 50 to hold office
       until the next AGM

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, and the listing rules of the Singapore
       Exchange Securities Trading Limited given to
       the Directors of the Company at any time to
       such persons and upon such terms and for such
       purposes as the Directors may in their absolute
       discretion deem fit to: i) issue shares in
       the capital of the Company whether by way of
       rights, bonus or otherwise; ii) make or grant
       offers, agreements or options that might or
       would require shares to be issued or other
       transferable rights to subscribe for or purchase
       shares [collectively, Instruments] including
       but not limited to the creation and issue of
       warrants, debentures or other instruments convertible
       into shares; iii) issue additional Instruments
       arising from adjustments made to the number
       of Instruments previously issued in the event
       of rights, bonus or capitalization issues;
       and b) [notwithstanding the authority conferred
       by the shareholders may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while the
       authority was in force, to such persons and
       upon such terms and for such purposes as the
       Directors may in their absolute discretion
       deem fit provided always that i) the aggregate
       number of shares to be issued pursuant to this
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this resolution] does not exceed 50% of
       the Company's total number of issued shares
       excluding treasury shares, of which the aggregate
       number of shares [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] to be issued other
       than on a pro rata basis to shareholders of
       the Company does not exceed 20% of the total
       number of issued shares excluding treasury
       shares of the Company or such limits and manner
       of calculation as may be prescribed by the
       Singapore Exchange Securities Trading Limited,
       and for the purpose of this resolution, the
       total number of issued shares excluding treasury
       shares shall be the Company's total number
       of issued shares excluding treasury shares
       at the time this resolution is passed, after
       adjusting for a) new shares arising from the
       conversion or exercise of convertible securities,
       or b) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time this resolution is
       passed provided the options or awards were
       granted in compliance with Part VIII of Chapter
       8 of the Listing Manual of the Singapore Exchange
       Securities Trading Limited, and c) any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701514158
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4790S107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       [as specified]

2.     Authorize the Directors of the Company [on a              Mgmt          For                            For
       poll taken] to make purchases [whether by way
       of market purchases or off-market purchases
       on an equal access scheme] from time to time
       of up to 10% of the total number of ordinary
       shares in the capital of the Company [excluding
       any ordinary shares held as treasury shares]
       as at the date of this Resolution or as at
       the date of the last AGM of the Company [whichever
       is higher] at any price up to but not exceeding
       the Maximum Price [as specified]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company is to be held or is
       required By Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  701413798
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Dec-2007
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Revised Annual Caps [such terms               Mgmt          For                            For
       shall have the meaning as specified] and authorize
       any Directors of the Company to do, approve
       and transact all such acts and things as they
       may in their discretion consider necessary
       or desirable in connection therewith




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  701532411
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report thereon for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Cheung Kwok Wing as an Executive             Mgmt          For                            For
       Director of the Company

3.B    Re-elect Mr. Chang Wing Yiu as an Executive               Mgmt          For                            For
       Director of the Company

3.C    Re-elect Mr. Cheng Wai Chee, Christopher as               Mgmt          For                            For
       a Independent Non-Executive Director of the
       Company

3.D    Re-elect Mr. Tse Kam Hung as a Independent Non-Executive  Mgmt          For                            For
       Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix its remuneration

5.A    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company [Shares] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       of the issued share capital of the Company
       otherwise than pursuant to: i) a Rights Issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into Shares; iii) the exercise
       of any option scheme or similar arrangement;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the Articles of Association
       of the Company ; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company [Shares] or securities
       convertible into Shares on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other stock exchange on which the securities
       of the Company may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       under the Hong Kong Code on Share Repurchases
       and, subject to and in accordance with all
       applicable laws and regulations during and
       after the relevant period, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       numbered 5.A and 5.B to extend the general
       mandate to the Directors to allot, issue or
       otherwise deal with shares of the Company pursuant
       to Resolution 5.A to add to the aggregate nominal
       amount of the share of the Company repurchased
       pursuant to Resolution 5.B, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  701554277
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, subject to and conditional             Mgmt          For                            For
       upon a) the Share Option Scheme [the New EEIC
       Scheme] of Elec & Eltek International Company
       Limited [EIC], the rules of which are contained
       in the document marked "A" and produced to
       this meeting and for the purposes of identification,
       signed by a Director of the Company, by resolution
       of the shareholders of EEIC in its general
       meeting; and b) Singapore Exchange Securities
       Trading Limited [the Singapore Exchange] granting
       its in principle approval for the listing of
       and quotation for shares in EEIC to be issued
       pursuant to the exercise of options to be granted
       under the New EEIC Scheme on the Singapore
       Exchange, the New EEIC Scheme is implemented
       with effect from the date of this meeting or
       the date on which both of the conditions (a)
       and (b) specified in this resolution having
       been fulfilled, whichever is the later; and
       authorize the Directors of EEIC to do all such
       acts and to enter into all such transactions,
       arrangements and agreements as may be necessary
       or expedient to implement and administer the
       new EEIC Scheme




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD LAMINATES HOLDINGS LTD                                                            Agenda Number:  701532384
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5257K107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  KYG5257K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors' and the Independent
       Auditor's for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Cheung Kwok Keung as an Executive            Mgmt          Against                        Against
       Director of the Company

3.B    Re-elect Mr. Cheung Kwok Ping as an Executive             Mgmt          Against                        Against
       Director of the Company

3.C    Re-elect Mr. Lam Ka Po as an Executive Director           Mgmt          Against                        Against
       of the Company

3.D    Re-elect Mr. Lo Ka Leong as a Non-Executive               Mgmt          Against                        Against
       Director of the Company

3.E    Re-elect Mr.Chan Charnwut Bernard as an Independent       Mgmt          For                            For
       Non-Executive Director of the Company

3.F    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company ["Shares"] or securities
       convertible into shares and make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       issued share capital of the Company; otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of subscription or conversion
       rights under the terms of any warrants and
       securities; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; and [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable laws or the Articles of Association
       of the Company to be held]

5.B    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to repurchase shares of the Company ["Shares"]
       or convertible shares into shares, during the
       relevant period, on The Stock Exchange of Hong
       Kong Limited ["Stock Exchange"] or any other
       stock exchange on which the securities of the
       Company have been or may be listed and recognized
       by the Securities and Futures Commission under
       the Hong Kong Code on share repurchases for
       such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles of Association
       of the Company to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to extend the general mandate granted
       to the Directors to allot, issue or otherwise
       deal with the shares of the Company pursuant
       to Resolution 5A, by an amount representing
       the aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5.2, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 KOWLOON DEVELOPMENT CO LTD, KOWLOON, HONG KONG                                              Agenda Number:  701532118
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y49749107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  HK0034000254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the report               Mgmt          For                            For
       of the Directors and the Independent Auditors'
       report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.i.a  Re-elect Mr. Lai Ka Fai as a Director                     Mgmt          Against                        Against

3.i.b  Re-elect Mr. Tam Hee Chung as a Director                  Mgmt          Against                        Against

3.i.c  Re-elect Mr. Yeung Kwok Kwong as a Director               Mgmt          Against                        Against

3.i.d  Re-elect Mr. David John Shaw as a Director                Mgmt          For                            For

3.ii   Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified
       in this Resolution]; or ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) an issue of shares in the Company upon
       the exercise of rights of subscription or conversion
       under the terms of any of the securities which
       are convertible into shares of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law and/or the Company's
       Articles of Association to be held]

6.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable Laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited;
       the aggregate nominal amount of shares which
       may be repurchased on The Stock Exchange of
       Hong Kong Limited or any other stock exchange
       on which the securities of the Company may
       be listed and which is recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and The Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on Share
       repurchases pursuant to the said approval not
       exceeding 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution and
       the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law and/or the Company's
       Articles of Association to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 5, by the addition thereto of an
       amount representing the aggregate nominal amount
       of share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 6 as specified, provided
       that such amount not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701532221
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5427W122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the electricity services agreement ['the          Mgmt          For                            For
       Electricity Services Agreement'] dated 14 MAR
       2008 between Jiangsu Lee & Man Paper Manufacturing
       Company Limited and Jiangsu Lee & Man Chemical
       Limited for the supply of electricity services
       and the annual caps and the transactions contemplated
       thereunder and authorize any 1 Director to
       take all other steps are they may in their
       opinion to be desirable for necessary in connection
       with the Electricity Services Agreement and
       generally to exercise all the powers of the
       Company as they deem desirable or necessary
       in connection with the foregoing

2.     Approve the steam services agreement ["the Steam          Mgmt          For                            For
       Services Agreement"] dated 14 MAR 2008 between
       Jiangsu Lee & Man Paper Manufacturing Company
       Limited and Jiangsu Lee & Man Chemical Limited
       for the supply of steam services and the annual
       caps and the transactions contemplated thereunder
       and authorize any 1 Director to take all other
       steps are they may in their opinion to be desirable
       for necessary in connection with the Electricity
       Services Agreement and generally to exercise
       all the powers of the Company as they deem
       desirable or necessary in connection with the
       foregoing




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701628399
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5427W122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Director of the Company, the finished       Mgmt          For                            For
       goods agreement ['the Finished goods agreement']
       dated 21 MAY 2008 between Dongguan Lee & Man
       Paper Factory Company Limited and Lee & Man
       Industrial Manufacturing Limited for the supply
       of finished goods and waste paper by-products
       and the annual caps and the transactions contemplated
       thereunder; to take all other steps are they
       may in their opinion to be desirable for necessary
       in connection with the Finished Goods Agreement
       and generally to exercise all the powers of
       the Company as they deem desirable or necessary
       in connection with the foregoing

2.     Authorize the Director of the Company, the steam          Mgmt          For                            For
       and electricity agreement [the Steam and electricity
       agreement] dated 21 MAY 2008 between Dongguan
       Lee & Man Paper Factory Limited and Lee & Man
       Industrial Manufacturing Limited for the supply
       of steam and electricity and the transactions
       and the annual caps contemplated thereunder;
       to take all other steps are they may in their
       opinion to be desirable for necessary in connection
       with the Steam and Electricity Agreement and
       generally to exercise all the powers of the
       Company as they deem desirable or necessary
       in connection with the foregoing




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  701465735
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5257Y107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the S&P Agreement dated               Mgmt          For                            For
       30 JAN 2008 in respect of the disposal of 100%
       interest in the registered capital of Lenovo
       Mobile Communication Technology Limited entered
       into between, Lenovo Manufacturing Limited,
       Lenovo [Beijing] Limited, Jade Ahead Limited,
       LEV Ventures, Ample Growth Enterprises Limited,
       Super Pioneer International Limited and the
       Company [details have been defined in the circular
       of the Company dated 20 FEB 2008], a copy of
       which has been produced to the meeting marked
       A and signed by the Chairman of the meeting
       for identification purpose, and the transactions
       contemplated there under; and authorize any
       1 Director or any 2 Directors [if affixation
       of the common seal is necessary] or any delegate(s)
       by such Director(s) to sign and/or execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director(s) consider(s) necessary or
       desirable to implement and/or give effect to
       the terms of the S&P Agreement and the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTERNATIONAL HOLDINGS LTD                                                        Agenda Number:  701510794
--------------------------------------------------------------------------------------------------------------------------
    Security:  G54856128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       of the Company and the Reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.     Approve the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.1    Re-elect Dato Dr. Cheng Yu-tung as a Non-executive        Mgmt          Against                        Against
       Director

3.2    Re-elect Mr. Lau Luen-hung, Thomas as an Executive        Mgmt          Against                        Against
       Director

3.3    Re-elect Mr. Cheung Yuet-man, Raymond as an               Mgmt          For                            For
       Independent Non-executive Director

3.4    Re-elect Mr. Hon. Shek Lai-him, Abraham as an             Mgmt          For                            For
       Independent Non-executive Director

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors remuneration

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Board of
       Directors to fix their remuneration

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company of HKD 0.005 each
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange ] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [the Listing Rules] during the relevant
       period; the aggregate nominal amount of the
       shares of the Company to be repurchased by
       the Directors of the Company pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and otherwise deal with additional ordinary
       shares of the Company and to make or grant
       offers, agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws; during the relevant
       period, shall note exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to i) a Rights
       Issue; or ii) the exercise of any options granted
       under the share option scheme or similar arrangement
       for the time being adopted or to be adopted
       for the grant or issue of options to subscribe
       for, or rights to acquire shares of the Company
       approved by the Stock Exchange; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable laws or the Articles of the
       Company to be held]

5.C    Approve, conditional upon the passing of 5A               Mgmt          For                            For
       and 5B, to extend the general mandate granted
       to the Directors of the Company pursuant to
       5B by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company as stated in 5A above provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                               Agenda Number:  701405068
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5700Y109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000MCG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE LIMITED.
       THANK YOU.

       Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report for the YE
       30 JUN 2007

1.     Adopt the remuneration report included in MCIL's          Mgmt          Against                        Against
       Directors' report for the YE 30 JUN 2007

2.     Re-elect Mr. Rodney H. Keller as a Director               Mgmt          For                            For
       of MCIL

3.     Approve the issue of shares in MCIL as components         Mgmt          For                            For
       of Stapled Securities upon any exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Exchangeable Bonds as specified, for
       the purposes of ASX Listing Rule 7.1 and all
       other purposes

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       MACQUARIE MCG INTERNATIONAL LIMITED. THANK
       YOU.

       Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report for the YE
       30 JUN 2007

1.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the MMCGIL and authorize the Directors to
       determine their remuneration

2.     Re-elect Mr. Thomas Davis as a Director of MMCGIL         Mgmt          For                            For

3.     Approve the issue of shares in MMCGIL as components       Mgmt          For                            For
       of Stapled Securities upon an exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Exchangeable Bonds as specified, for
       the purposes of ASX Listing Rule 7.1 and all
       other purposes

S.4    Adopt the New Bye-Laws of MMCGIL in substitution          Mgmt          For                            For
       for the Existing Bye-Laws

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE TRUST.
       THANK YOU.

1.     Approve the issue of units in MCIT as components          Mgmt          For                            For
       of Stapled Securities upon an exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Exchangeable Bonds as specified, for
       the purposes of ASX Listing Rule 7.1 and all
       other purposes




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701411530
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5701W102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the Trust for the               Non-Voting
       YE 30 JUN 2007 and an update on recent activities

1.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and all other purposes, the issue of units
       in the Trust to Macquarie DDR Management Limited
       in lieu of performance fees [should performance
       fees become payable], in accordance with listing
       Rule 7.1, the conditions of a waiver from ASX
       Listing Rule 10.11 previously granted by ASX
       Limited and Clause 19 of the constitution of
       the Trust, in respect of each quarter from
       01 JAN 2008 up to and including the quarter
       ending 31 DEC 2010




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INTERNATIONAL INFRASTRUCTURE FUND LTD                                             Agenda Number:  701504323
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5759W104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BMG5759W1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors and Auditors              Mgmt          For                            For
       report and the financial statements for the
       FYE 31 DEC 2007

2.     Re-elect Mr. Lee Suet Fern as a Director of               Mgmt          For                            For
       the Company

3.     Re-elect Mr. Michael David Hamer as a Director            Mgmt          For                            For
       of the Company

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Company Auditors and authorize the Directors
       to fix their remuneration

S.5    Amend the Bye Law 60[A] of the Bye-Laws of the            Mgmt          For                            For
       Company by deleting the amount of USD 200,000
       and substituting it with USD 400,000

6.     Authorize the Directors to allot and issue shares         Mgmt          For                            For
       in Company such that the aggregate number of
       shares to be issued in the aggregate number
       of shares to be issued on pro rata basis to
       existing shareholders of Company does not exceed
       50% and 20% respectively of issued share capital
       of the Company

7.     Approve the Company and its subsidiaries to               Mgmt          For                            For
       enter in to any transactions falling within
       types if interested persons transactions provided
       such transactions are in accordance with the
       appendix to the letter to the shareholders
       dated 25 MAR 2008

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MANDARIN ORIENTAL INTL LTD                                                                  Agenda Number:  701539732
--------------------------------------------------------------------------------------------------------------------------
    Security:  G57848106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  BMG578481068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements for 2007  and            Mgmt          For                            For
       declare a final dividend

2.     Re-elect Dr. Richard Lee as a Director                    Mgmt          Against                        Against

3.     Re-elect Mr. Robert Leon as a Director                    Mgmt          For                            For

4.     Re-elect Mr. James Waltkins as a Director                 Mgmt          Against                        Against

5.     Re-elect Mr. John R Witt as a Director                    Mgmt          Against                        Against

6.     Approve to fix the Directors fees                         Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors to allot or issue shares          Mgmt          For                            For
       and to make or grant offers, agreements and
       options which would or might require shares
       to be allotted, during and after the relevant
       period, not exceeding USD 16.5 million, otherwise
       than pursuant to i) a rights issue; or ii)
       the issue of the shares pursuant to the Company's
       Employee Share Purchase Trust, shall not exceed
       USD 2.4 million, and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

9.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and regulations; not
       exceeding 15% of the aggregate nominal amount
       of the issued share capital; the approval in
       paragraph (a) where permitted by applicable
       laws and regulations and in paragraph (b) extend
       to permit the purchase of shares of the Company
       (i) by subsidiaries of the Company and (ii)
       pursuant to the terms of put warrants or financial
       instruments having similar effect [Put Warrants]
       whereby the Company can be required to purchase
       its own shares, provided that where Put Warrants
       are issued or offered pursuant to a rights
       issue and the price which the Company may pay
       for the shares purchased on exercise of Put
       Warrants shall not exceed 15% more than the
       average of the market quotations for the shares
       for a period of not more than 30 nor less than
       the 5 dealing days falling 1 day prior to the
       date of any public announcement by the Company
       of the proposed issue of the Put Warrant; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the meeting id required
       is to be held by law]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE AND AUDITORS NAME. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MINARA RESOURCES LIMITED                                                                    Agenda Number:  701520113
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6120A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  AU000000MRE4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual financial report, Director's           Non-Voting
       report and the Auditor's report for the Company
       and its controlled entities for the YE 31 DEC
       2007

1.1    Re-elect Mr. Malcolm Macpherson as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 12.7 of the Company's Constitution

1.2    Re-elect Mr. Peter Roland Coastes as a Director           Mgmt          Against                        Against
       of the Company, who retires in accordance with
       Article 12.7 of the Company's Constitution

2.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       and its controlled entities for the YE 31 DEC
       2007

S.3    Approve, with effect from the date of passing             Mgmt          For                            For
       this resolution and in accordance with section
       136 of the corporations Act the regulations
       contained in the printed document produced
       to this meeting and signed by the Chairman
       for identification purposes and adopted as
       the constitution of the Company in substitution
       for, and to the exclusion if the existing constitution
       of the Company

4.     Approve, for the purposes of Listing Rule 10.14           Mgmt          For                            For
       and for all other purposes, the grant to the
       Company's Managing Director & Chief Executive
       Officer, Mr. Peter Johnston, performance rights
       entitling Mr. Johnston to acquire up to 390,000
       options over shares in the capital of the Company,
       as soon as practicable after 01 JAN 2009, as
       part of Mr. Johnston's remuneration for 2009
       on the terms set out in the explanatory memorandum




--------------------------------------------------------------------------------------------------------------------------
 MINMETALS RESOURCES LTD                                                                     Agenda Number:  701535203
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6065U105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  HK1208013172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.a    Re-elect Mr. Zhou Zhongshu as a Director                  Mgmt          Against                        Against

3.b    Re-elect Ms. Shen Ling as a Director                      Mgmt          Against                        Against

3.C    Re-elect Mr. Zong Qingsheng as a Director                 Mgmt          Against                        Against

3.d    Re-elect Mr. Wang Lixin as a Director                     Mgmt          Against                        Against

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Rules Governing the Listing Securities on
       the Stock Exchange of Hong Kong Limited as
       amended from time to time, to allot, issue
       and deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue otherwise than pursuant to: i) a rights
       issue; or ii) the exercise the subscription
       rights under any option scheme or similar arrangement;
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iv) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Hong Kong Law or
       the Articles of Association of the Company
       to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Stock Exchange of Hong Kong Limited
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and regulations, at such price as the Directors
       may at their discretion determine in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Hong Kong Law or
       the Articles of Association of the Company
       to be held]

7.     Authorize the Directors to add the number of              Mgmt          For                            For
       shares purchased by the Company pursuant to
       the general mandate referred to in Resolution
       6 set out in this notice to the 20% general
       mandate to issue new shares is referred to
       in Resolution 5 as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD, SINGAPORE                                                                    Agenda Number:  701377992
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8838Q148                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Article 10(A) of the Articles        Mgmt          For                            For
       of Association of the Company and subject to
       the confirmation of the High Court of the Republic
       of Singapore: i) the Capital Reduction will
       involve reducing the share capital of the Company
       by the sum of up to SGD 41.3 million and such
       reduction will be effected by returning to
       shareholders SGD 0.046 in cash [the 'Cash Distribution']
       for each Share held by or on their behalf as
       at the books closure date pursuant to the capital
       reduction and ii) authorize the Directors and
       each of them to do all acts and things and
       to execute all such documents as they or he
       may consider necessary or expedient to give
       effect to this Resolution, all other matters
       described in the circular to shareholders dated
       01 OCT 2007 and such other ancillary matters
       as the Directors deem fit [including but not
       limited to adjusting the resultant aggregate
       amount of the cash distribution to be paid
       to each shareholder pursuant to this resolution
       by rounding down any fractions of a cent to
       the nearest cent, where applicable]




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD, SINGAPORE                                                                    Agenda Number:  701500096
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8838Q148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007

2.     Declare a final tax exempt [one-tier] dividend            Mgmt          For                            For
       of 8.3 cents per share for the YE 31 DEC 2007

3.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Hsuan Owyang
       as a Director of the Company to hold such office
       until the next AGM of the Company

4.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Patrick Yeoh
       Khwai Hoh as a Director of the Company to hold
       such office until the next AGM of the Company

5.     Re-elect, pursuant to Article 92, Mr. Ganen               Mgmt          Against                        Against
       Sarvananthan as a Director, who retires in
       accordance with Article 91 of the Company's
       Articles of Association

6.     Re-elect, pursuant to Article 92, Mr. Teo Soon            Mgmt          Against                        Against
       Hoe as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

7.     Re-elect, pursuant to Article 92, Mr. Reggie              Mgmt          For                            For
       Thein as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

8.     Approve the Directors' fees of SGD 390,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

10.    Authorize the Directors, to offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the MobileOne Share Option Scheme [the Scheme]
       and to allot and issue such shares as may be
       issued pursuant to the exercise of the options
       under the Scheme, provided always that the
       aggregated number of shares to be issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

11.    Authorize the Directors of the Company: a) i)             Mgmt          For                            For
       to issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company;
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)] for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law]

12.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [Shares], not exceeding in aggregate
       the maximum percentage [as hereafter defined],
       at such price or prices as may be determined
       from time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on the SGX-ST as the case may
       be, Other Exchange] in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Act and otherwise in accordance with
       all other laws and regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being applicable [the Share
       Purchases Mandate]; [Authority expires the
       earlier of the date of the next AGM is held
       and the date by which next AGM is required
       by the Law]; and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

13.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing manual of the Singapore Exchange Securities
       Trading Limited [the Listing Manual], for the
       Company, its subsidiaries and associated Companies
       that are entities at risk [as that term is
       used in Chapter 9 of the Listing Manual], or
       any of them, to entire into any of the transactions
       falling within the types of interested person
       transaction described in the circular to shareholders
       dated 24 MAR 2008[the Circular] with any party
       who is of the class of interested persons described
       in the Circular, provided that such transactions
       are made on normal Commercial terms and in
       accordance with the review procedures for such
       interested person transactions, shall, unless
       revoked or varied by the Company in a general
       meeting, continue in force until the conclusion
       of the next AGM of the Company, and authorize
       the Directors of the Company to complete and
       do all such acts and things[including executing
       all such documents as may be required] as they
       or he may consider expedient or necessary or
       in the interests of the Company to give effect
       to the Shareholders Mandate and/or this Resolution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MULTIPLEX GROUP                                                                             Agenda Number:  701390560
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6271K114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  AU000000MXG7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors' report and financial               Non-Voting
       statements for the YE 30 JUN 2007 together
       with the Auditor's report

1.     Adopt, in accordance with Section 250R (2) of             Mgmt          Abstain                        Against
       the Corporations Act 2001, the Directors' remuneration
       report for the YE 30 JUN 2007

2.     Elect Mr. Jeffrey Blidner as a Director                   Mgmt          For                            For

3.     Elect Mr. Richard Clark as a Director                     Mgmt          For                            For

4.     Re-elect Ms. Barbara Ward as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

5.     Re-elect Mr. Allan McDonald as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701398162
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6493A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2007
        ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited Financial Statements     Mgmt          For                            For
       and the Reports of the Directors and Auditors
       for the year ended 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Dr. Cheng Kar-Shun, Henry as Director            Mgmt          Against                        Against

3.b    Re-elect Mr. Chow Kwai-Cheung as Director                 Mgmt          Against                        Against

3.c    Re-elect Mr. Fu Sze-Shing as Director                     Mgmt          Against                        Against

3.d    Re-elect Mr. Lee Luen-Wai, John as Director               Mgmt          For                            For

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint PricewaterhouseCoopers as Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.1    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing of this
       resolution otherwise than pursuant to: i) a
       Rights Issue; or ii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iii) the exercise of any share option scheme
       of the Company or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law or the Articles of Association
       of the Company to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for such purposes, subject to and in accordance
       with Cayman Islands Law and all applicable
       laws and/or the Rules Governing the Listing
       of Securities on the Stock Exchange or the
       rules of any other stock exchange or rules
       of any other stock exchange as amended from
       time to time  not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law or the Articles
       of Association of the Company to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.1 and 5.2, to extend the general mandate
       granted to the Directors by addition to the
       aggregate nominal value of the share capital
       of the Company which may be allotted or agreed
       to be allotted by the Directors pursuant to
       Resolution 5.1, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5.2, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEPARTMENT STORE CHINA LTD                                                        Agenda Number:  701526660
--------------------------------------------------------------------------------------------------------------------------
    Security:  G65007109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  KYG650071098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Master Leasing Agreement           Mgmt          For                            For
       and the Supplement Agreement [as specified];
       approve the Revised Leasing Annual Caps [as
       specified]; and authorize the Directors of
       the Company to do all such acts and things,
       to sign and execute all such documents, instruments
       and agreements and to take all such steps as
       they may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the Master Leasing Agreement and the Supplemental
       Agreement and all other matters incidental
       thereto

2.     Approve and ratify the transactions contemplated          Mgmt          For                            For
       under the Concessionaire Counter Arrangements
       [as specified] during the 2 FYE 30 JUN 2009
       and the implementation thereof; approve the
       Revised Concessionaire Annual Caps [as specified];
       and authorize the Directors of the Company
       to do all such acts and things, to sign and
       execute all such documents, instruments and
       agreements and to take all such steps as they
       may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the Concessionaire Counter Arrangements
       and all other matters incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEPARTMENT STORE CHINA LTD                                                        Agenda Number:  701597897
--------------------------------------------------------------------------------------------------------------------------
    Security:  G65007109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  KYG650071098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the agreement [the Agreement]          Mgmt          For                            For
       dated 05 MAY 2008 entered into among (i) New
       World Development [China] Limited; (ii) Viewtop
       International Limited; and (iii) Billion Glory
       Group Limited, as specified, pursuant to which
       Viewtop International Limited, a wholly-owned
       subsidiary of the Company will acquire from
       New World Development [China] Limited one ordinary
       share of USD 1.00 each in the share capital
       of Billion Glory Group Limited and the shareholder's
       loan in the total amount of HKD 174,501,516.00
       as of 31 DEC 2007 owed by Billion Glory Group
       Limited to New World Development [China] Limited,
       and the transactions contemplated thereunder;
       authorize the Directors of the Company [the
       Directors] for and on behalf of the Company,
       to take all steps necessary or expedient in
       their opinion to implement and/or give effect
       to the terms of the Agreement and all transactions
       contemplated thereunder and all other matters
       incidental thereto or in connection therewith;
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by them to be incidental to, ancillary
       to or in connection with the matters contemplated
       under the Agreement and to make such variation,
       amendment and waiver of any matter relating
       thereto or in connection therewith which in
       the opinion of the Directors is not of a material
       nature and is in the interests of the Company
       and the shareholders of the Company as a whole




--------------------------------------------------------------------------------------------------------------------------
 NEWCREST MINING LTD, MELBOURNE VIC                                                          Agenda Number:  701381523
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6651B114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  AU000000NCM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 420943 DUE TO CHANGE IN VOTING STATUS OF
       RESOLUTION 1. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the reports of the Directors and the
       Auditors thereon

2.A    Elect Mr. Greg Robinson as a Director, in accordance      Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.B    Elect Mr. Tim Poole as a Director, in accordance          Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.C    Elect Mr. Richard Lee as a Director, in accordance        Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.D    Elect Mr. John Spark as a Director, in accordance         Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.E    Re-elect Mr. Mick O'Leary as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Rule
       69 of the Company's Constitution

3.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the report of the Directors] for
       the YE 30 JUN 2007

4.     Approve to increase the aggregate sum per annum           Mgmt          For                            For
       available for payment to the Non-Executive
       Directors of the Company in accordance with
       Rule 58 of the Company's Constitution and Australian
       Securities Exchange Listing Rule 10.17, as
       remuneration for their services, by AUD 500,000
       from AUD 1,300,000 up to a maximum sum of AUD
       1,800,000 per annum

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Managing Director
       and the Chief Executive Officer of the Company,
       Mr. Ian Smith, of up to 61,200 Rights under
       the terms contained in the Company's Executive
       Performance Share Plan and up to 12,730 Rights
       under the terms contained in the Company's
       Restricted Share Plan, as specified, and the
       issue of ordinary shares in the Company upon
       the exercise of those rights

6.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Finance Director of
       the Company, Mr. Greg Robinson, of up to 15,300
       Rights under the terms contained in the Company's
       Executive Performance Share Plan and up to
       8,500 Rights under the terms contained in the
       Company's Restricted Share Plan, as specified,
       and the issue of ordinary shares in the Company
       upon the exercise of those rights

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Managing Director
       and the Chief Executive Officer of the Company,
       Mr. Ian Smith, of 4,728 Rights under the terms
       contained in the Company's Restricted Share
       Plan, on the same terms, particularly as to
       price and term, as specified, and the issue
       of ordinary shares in the Company upon the
       exercise of those rights

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NUFARM LIMITED                                                                              Agenda Number:  701402543
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7007B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Dec-2007
        ISIN:  AU000000NUF3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the consolidated financial statements of
       the Company and the Company's controlled entities
       and the reports of the Directors' and the Auditor
       for the YE 31 JUL 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 31 JUL 2007

3.A    Re-elect Mr. Garry A. Hounsell as a Director,             Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution and ASX Listing
       Rule 14.4

3.B    Re-elect Mr. Donald G. McGauchie as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution and ASX Listing
       Rule 14.4

S.4    Amend the Constitution of the Company by re-inserting     Mgmt          For                            For
       Clause 13.7A after Clause 13.7 and Clause 13.7B
       after Clause 13.7A, as specified




--------------------------------------------------------------------------------------------------------------------------
 OIL SEARCH LTD                                                                              Agenda Number:  701516912
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y64695110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  PG0008579883
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports for YE 31 DEC               Mgmt          For                            For
       2007

2.     Elect Mr. Brian Horwood as a Director of the              Mgmt          For                            For
       Company

3.     Elect Mr. Kostas Constantinou as a Director               Mgmt          For                            For
       of the Company

4.     Elect Mr. Robert Igara as a Director of the               Mgmt          For                            For
       Company

5.     Appoint Deloitte Touche Tohmatsu as the Auditor           Mgmt          For                            For
       of the Company

6.     Approve to issue up to maximum of 391000 performance      Mgmt          For                            For
       rights to the Managing Director Mr. Peter Botten

7.     Approve to issue of up to maximum of 5400 performance     Mgmt          For                            For
       rights to the Executive Director Mr. Gerea
       Aopi

8.     Approve the issue of 233000 restricted shares             Mgmt          For                            For
       under the restricted share plan to the Managing
       Directors Mr. Peter Botten

9.     Approve the issue of 40000 restricted shares              Mgmt          For                            For
       under restricted share plan to the executive
       Director Mr. Gerea Aopi




--------------------------------------------------------------------------------------------------------------------------
 OLAM INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701385812
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6421B106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  SG1Q75923504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 30 JUN 2007 together with the Auditors'
       report thereon

2.     Declare a first and final dividend of 1.75 cents          Mgmt          For                            For
       per share tax exempt [1-tier] and a special
       dividend of 1.75 cents per share tax exempt
       [1-tier], for the YE 30 JUN 2007

3.     Re-elect Mr. R. Jayachandran as a Director of             Mgmt          Against                        Against
       the Company, who retires pursuant to the Article
       107 of the Company's Articles of Association

4.     Re-elect Mr. Robert Tomlin as a Director of               Mgmt          For                            For
       the Company, who retires pursuant to the Article
       107 of the Company's Articles of Association

5.     Re-elect Mr. Sridhar Krishnan as a Director               Mgmt          Against                        Against
       of the Company, who retires pursuant to the
       Article 107 of the Company's Articles of Association

6.     Re-elect Mr. Wong Heng Tew as a Director of               Mgmt          Against                        Against
       the Company, who retires pursuant to the Article
       107 of the Company's Articles of Association

7.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       775,000.00 for the YE 30 June 2007 [2006: SGD
       10,000.00]

8.     Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50 and Rule
       806 of the Listing Manual of the Singapore
       Exchange Securities Trading Limited, to issue
       shares in the Company [shares] whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       'Instruments'] that might or would require
       shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] options, warrants, debentures or other
       instruments convertible into shares, at any
       time and upon such terms and conditions and
       for such purposes and to such persons as the
       Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that the aggregate number of shares [including
       shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution] to
       be allotted and issued pursuant to this Resolution
       shall not exceed 50% of the issued shares in
       the capital of the Company at the time of the
       passing of this Resolution, of which the aggregate
       number of shares and convertible securities
       to be issued other than on a pro rata basis
       to all shareholders of the Company shall not
       exceed 20% of the issued shares in the capital
       of the Company; [Authority expires at the earlier
       of the conclusion of the Company's next AGM
       or the date by which the next AGM of the Company
       is required by law to be held] or in the case
       of shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution, until
       the issuance of such shares in accordance with
       the terms of such convertible securities

10.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       under the Olam Employee Share Option Scheme
       [''the Scheme''] and to allot and issue shares
       in the capital of the Company to all the holders
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be allotted and issued pursuant
       to the Scheme shall not exceed 15% of the issued
       shares in the capital of the Company from time
       to time; [Authority expires at the earlier
       of the conclusion of the Company's next AGM
       or the date by which the next AGM of the Company
       is required by law to be held]

11.    Approve the participation of Mr. Michael Lim              Mgmt          For                            For
       Choo San, Independent Director in the Olam
       Employee Share Option Scheme

12.    Approve the participation of Mr. Mark Haynes              Mgmt          For                            For
       Daniell, Independent Director in the Olam Employee
       Share Option Scheme

13.    Approve the participation of Mr. Robert Tomlin,           Mgmt          For                            For
       Independent Director in the Olam Employee Share
       Option Scheme

14.    Approve the participation of Mr. Wong Heng Tew,           Mgmt          For                            For
       Independent Director in the Olam Employee Share
       Option Scheme

15.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14, to offer and grant Mr.
       Michael Lim Choo San, Independent Director
       of the Company an option to subscribe for 100,000
       shares at such subscription price and terms
       as specified, pursuant to the Rules of the
       Olam Employee Share Option Scheme [''the Scheme'']
       and to issue shares in the Company to the Directors
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be issued pursuant to the
       Scheme shall not exceed 15% of the issued shares
       in the capital of the Company from time to
       time; [Authority expires at the earlier of
       the conclusion of the Company's next AGM or
       the date by which the next AGM of the Company
       is required by law to be held, whichever is
       earlier]

16.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14 empowered to offer and grant
       to Mr. Mark Haynes Daniell, Independent Director
       of the Company an option to subscribe for 100,000
       of shares at such subscription price and terms
       as specified, pursuant to the Rules of the
       Olam Employee Share Option Scheme [''the Scheme'']
       and to issue shares in the Company to the Directors
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be issued pursuant to the
       Scheme shall not exceed 15% of the issued shares
       in the capital of the Company from time to
       time; [Authority expires at the earlier of
       the conclusion of the Company's next AGM or
       the date by which the next AGM of the Company
       is required by law to be held, whichever is
       earlier]

17.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14 empowered to offer and grant
       to Mr. Robert Tomlin, Independent Director
       of the Company an option to subscribe for 100,000
       shares at such subscription price and terms
       as specified, pursuant to the Rules of the
       Olam Employee Share Option Scheme [''the Scheme'']
       and to issue shares in the Company to the Directors
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be issued pursuant to the
       Scheme shall not exceed 15% of the issued shares
       in the capital of the Company from time to
       time; [Authority expires at the earlier of
       the conclusion of the Company's next AGM or
       the date by which the next AGM of the Company
       is required by law to be held, whichever is
       earlier]

18.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14 empowered to offer and grant
       to Mr. Wong Heng Tew, Independent Director
       of the Company an option to subscribe for such
       number 100,000 shares at such subscription
       price and terms as specified pursuant to the
       Rules of the Olam Employee Share Option Scheme
       [''the Scheme''] and to issue shares in the
       Company to the Directors of options granted
       by the Company under the Scheme, whether granted
       during the subsistence of this authority or
       otherwise, upon the exercise of such options
       and in accordance with the terms and conditions
       of the Scheme, provided always that the aggregate
       number of additional ordinary shares to be
       issued pursuant to the Scheme shall not exceed
       15% of the issued shares in the capital of
       the Company from time to time; [Authority expires
       at the earlier of the conclusion of the Company's
       next AGM or the date by which the next AGM
       of the Company is required by law to be held,
       whichever is earlier]




--------------------------------------------------------------------------------------------------------------------------
 ONESTEEL LTD                                                                                Agenda Number:  701385925
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7134W113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Nov-2007
        ISIN:  AU000000OST6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the Directors'           Non-Voting
       report for the YE 30 JUN 2007, together with
       the Auditor's report to the Members of the
       Company

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

3.a    Re-elect Dr. E. J. Doyle as a Director, in accordance     Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.b    Re-elect Mr. R. B. Davis as a Director, in accordance     Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.c    Elect Mr. L. G. Cox as a Director, in accordance          Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.d    Elect Mr. G. J. Smorgon as a Director, in accordance      Mgmt          For                            For
       with Rule 9 of the Company's Constitution

4.     Appoint KPMG as an External Auditor of the Company        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OXIANA LTD                                                                                  Agenda Number:  701490738
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7186A100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  AU000000OXR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports of the Company              Non-Voting
       and the Economic entity for the YE 31 DEC 2007
       and the related Directors' report, Directors'
       declaration and the Auditor's report

2.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the YE 31 DEC 2007

3.1    Re-elect Mr. Brian Jamieson as a Director of              Mgmt          For                            For
       the Company, who retires in the accordance
       with article 6.3[b] of the Company's Constitution

3.2    Re-elect Mr. Barry Cusack as a Director of the            Mgmt          For                            For
       Company, who retires in the accordance with
       article 6.3[b] of the Company's Constitution

4.     Authorize the Company to issue of ordinary shares         Mgmt          For                            For
       under the Oxiana Limited Employee Share Plan
       as specified

5.     Approve the grant of performance rights under             Mgmt          For                            For
       the Oxiana Limited performance rights plan
       as specified

6.     Approve the grant of options under the Oxiana             Mgmt          For                            For
       Limited Executive Option Plan as specified

7.     Approve, pursuant to ASX Listing Rule 10.14               Mgmt          For                            For
       for grant of 2 million options over ordinary
       shares in the capital of the Company to Mr.
       Owen Hegarty or his nominee on the terms as
       specified

8.     Approve to increase the maximum total amount              Mgmt          For                            For
       of Director's fees payable by the Company to
       Non- Executive Directors by AUD 400,000 to
       AUD 1,200,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  701408367
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with new shares of
       USD 0.10 each in the capital of the Company
       [the Shares] or securities convertible into
       Shares, or options, warrants or similar rights
       to subscribe for any Shares, and to make or
       grant offers, agreements, options and warrants
       during and after the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company otherwise than
       pursuant to Shares issued as a result of a
       Rights Issue [as specified], the exercise of
       the subscription or conversion rights attaching
       to any warrants issued by the Company or the
       exercise of options granted under the Long
       Term Incentive Scheme of the Company or any
       scrip dividend providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on Shares; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       or the Company's Bye-Laws to be held]

2.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 1 as specified, the aggregate nominal
       amount of the shares of the Company which may
       be purchased or repurchased by the Company
       pursuant to the authority granted to the Directors
       of the Company by Ordinary Resolution 6 passed
       at the AGM be added to the aggregate nominal
       amount of share capital of the Company that
       may be allotted or issued or agreed conditionally
       or unconditionally to be allotted or issued
       by the Directors of the Company pursuant to
       Ordinary Resolution 1 as specified, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  701495017
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Mr. Richard M. Hext as an Executive              Mgmt          For                            For
       Director

3.2    Re-elect Mr. Wang Chunlin as an Executive Director        Mgmt          For                            For

3.3    Re-elect Dr. Lee Kwok Yin, Simon as a Non-Executive       Mgmt          For                            For
       Director

3.4    Re-elect Mr. David M. Turnbull as an Independent          Mgmt          For                            For
       Non-Executive Director

3.5    Re-elect Mr. Alasdair G. Morrison as an Independent       Mgmt          For                            For
       Non-Executive Director

3.6    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers, Certified      Mgmt          For                            For
       Public Accounts, as the Auditors of the Company
       and authorize the Board of Directors of the
       Company to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with new shares of
       USD 0.10 each in the capital of the Company
       [the Shares] or securities convertible into
       Shares or options, warrants or similar rights
       to subscribe for any Shares and to make or
       grant offers, agreements, options and warrants
       which would or might require the exercise of
       such powers, during and after the relevant
       period not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company,
       provided that any Shares to be allotted and
       issued pursuant to the approval of this resolution
       shall not be issued at a discount of more than
       10% to the Benchmarked Price of the Shares,
       otherwise than pursuant to a Rights Issue [as
       specified], the exercise of the subscription
       or conversion rights attaching to any warrants
       issued by the Company or the exercise of options
       granted under the Long Term Incentive Scheme
       of the Company or any scrip dividend providing
       for the allotment of Shares in lieu of the
       whole or part of a dividend on Shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Act 1981
       of Bermuda or the Company's Bye-Laws to be
       held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or repurchase shares of USD 0.10 each in the
       capital of the Company [the Shares] on The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other stock exchange on which
       the Shares may be listed and recognized by
       the Securities and Futures Commission of Hong
       Kong and Stock Exchange on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       or the Company's Bye-Laws to be held]

7.     Approve that the aggregate nominal amount of              Mgmt          For                            For
       share capital allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to paragraph [b] of
       the ordinary resolution passed by Shareholders
       at a SGM of the Company held on 08 JUN 2005
       to satisfy Share Awards, shall during the relevant
       period not exceed 2% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the beginning of each such FY
       [being 31,681,602 shares as at 01 JAN 2008];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-Laws to
       be held]




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BRANDS LTD                                                                          Agenda Number:  701371344
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7161J100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Oct-2007
        ISIN:  AU000000PBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       for the FYE 30 JUN 2007 and the reports of
       the Directors and the Auditor

2.A    Re-elect Mr. Patrick Handley as a Director,               Mgmt          For                            For
       who retires in accordance with Rule 8.1(d)
       of the Company's Constitution

2.B    Re-elect Ms. Dominique Fisher as a Director,              Mgmt          For                            For
       who retires in accordance with Rule 8.1(c)
       of the Company's Constitution

3.     Adopt the remuneration report as specified in             Mgmt          For                            For
       the annual report for the FYE 30 JUN 2007

S.4    Authorize, for the purposes of Section 260B(2)            Mgmt          For                            For
       of the Corporations Act 2001 [Cth] and for
       all other purposes: each of Yakka [Aust.] Pty,
       Ltd., Yakka Pty, Limited, CTE Pty Ltd, Neat
       N' Trim Uniforms Pty, Ltd., Dowd Corporation
       Pty, Ltd., Shared Apparel Services Pty Ltd,
       Icon Clothing Pty, Ltd, and Wrights Workwear
       Pty, Ltd, [Yakka Companies] acceding as guarantors
       to the Subscription Agreement dated 29 NOV
       2001 between, among others, Pacific Brands
       Holdings Pty Ltd, Pacific Brands Holdings [NZ]
       Limited and Commonwealth Bank of Australia
       [as amended and restated from time to time]
       by signing a Guarantor Accession Deed and in
       doing so giving a guarantee and indemnity in
       respect of the repayment of the banking facilities
       provided to the Pacific Brands Group of Companies
       by its bankers [Yakka Guarantee]; and approve
       all elements of the Yakka Guarantee as constitute
       financial assistance by the Yakka Companies
       for the purposes of Section 260A of the Corporations
       Act 2001 [Cth]; and approve the Company and
       each of the Yakka Companies executing any document
       necessary to give effect to the Yakka Guarantee

5.     Approve, under Listing Rule 10.14 to grant 55,000         Mgmt          For                            For
       Performance Rights to Mr. Stephen Tierney,
       in accordance with the rules of the Pacific
       Brands Limited Performance Share Plan and on
       the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY PREMIUM DEVELOPMENTS LIMITED                                                Agenda Number:  701502468
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6844T114                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BMG6844T1146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

S.1    Approve the proposed scheme of arrangement [the           Mgmt          For                            For
       Scheme] between PCPD and the holders of the
       Scheme Shares [as defined in the Scheme] in
       the form of the print thereof, which has been
       produced to this meeting and for the purposes
       of identification, signed by the Chairman of
       this meeting or in such other form and on such
       terms and conditions as may be approved by
       the Supreme Court of Bermuda; for the purposes
       of giving effect to the Scheme, on the Effective
       Date [as specified]: i) the issued share capital
       of PCPD shall be reduced by canceling and extinguishing
       the Scheme Shares; ii) subject to and forthwith
       upon the said reduction of share capital taking
       effect, the issued share capital of PCPD shall
       be increased to its former amount by the creation
       of such number of new Shares [as specified]
       as is equal to the number of Scheme Shares
       cancelled; iii) PCPD shall apply the credit
       arising in its books of account as a result
       of the said reduction of capital in paying
       up in full at par such number of new Shares
       being equal to the number of the Scheme Shares
       cancelled, which shall be allotted and issued,
       credited as fully paid, to Picville Investments
       Limited; authorize the Director of PCPD: to
       make application to The Stock Exchange of Hong
       Kong Limited [hereinafter called the Stock
       Exchange] for the withdrawal of the listing
       of PCPD's shares on the Stock Exchange and
       to do all other acts and things as considered
       by them to be necessary or desirable in connection
       with the implementation of the Scheme, including
       [without limitation] the giving of consent
       to any modifications of, or additions to, the
       Scheme, which the Supreme Court of Bermuda
       may see fit to impose and to do all other acts
       and things as considered by them to be necessary
       or desirable in connection with the implementation
       of the Scheme and in relation to the Proposal
       [as specified] as a whole




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY PREMIUM DEVELOPMENTS LIMITED                                                Agenda Number:  701502519
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6844T114                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BMG6844T1146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve for the purpose of considering and,               Mgmt          For                            For
       if thought fit, with or without modification,
       a scheme of arrangement proposed to be made
       between PCPD and the holders of the scheme
       shares[ the Scheme] as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY PREMIUM DEVELOPMENTS LIMITED                                                Agenda Number:  701538881
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6844T114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  BMG6844T1146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       of the Company and the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.a    Re-elect Mr. Lam Yu Yee as a Director                     Mgmt          Against                        Against

2.b    Re-elect Mr. Alexander Anthony Arena as a Director        Mgmt          Against                        Against

2.c    Re-elect Prof Wong Yue Chim, Richard as a Director        Mgmt          For                            For

2.d    Re-elect Dr. Allan Zeman as a Director                    Mgmt          Against                        Against

2.e    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

3.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

4.     Authorize the Directors to allot, issue or grant          Mgmt          For                            For
       securities convertible into such shares, options
       warrants or similar rights to subscribe for
       any shares in the Company or such convertible
       securities and to make or grant offers, agreements
       and options which might require the exercise
       of such powers during and after the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company; or iii) the exercise
       of the subscription rights under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries of shares or rights to
       acquire shares of the Company; or iv) any scrip
       dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law of
       Bermuda or the Bye-laws of the Company to be
       held]

5.     Authorize the Directors, to repurchase on The             Mgmt          For                            For
       Stock Exchange of Hong Kong Limited [the 'Stock
       Exchange'], or any other stock exchange on
       which the securities of the Company are or
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time; the
       aggregate nominal amount of shares of the Company
       which may be repurchased by the Company shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       of Bermuda or the Bye-Laws of the Company to
       be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5, as specified, to increase and extend the
       aggregate nominal amount of share capital of
       the Company that may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors pursuant to and in accordance
       with the mandate granted under Resolution 4,
       as specified, by the addition of the aggregate
       nominal amount of the shares in the capital
       of the Company which may be repurchased by
       the Company pursuant to and in accordance with
       the mandate granted under Resolution 5, as
       specified, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD                                                   Agenda Number:  701533538
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6600R138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1J17886040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts of the Company for the YE
       31 DEC 2007 and the Auditors report thereon

2.     Declare a final dividend of 0.5 cents per ordinary        Mgmt          For                            For
       share for the YE 31 DEC 2007

3.A    Re-elect Mr. Alexander Anthony Arena as a Director,       Mgmt          Against                        Against
       who retires pursuant to Article 104 of the
       Articles of Association of the Company

3.B    Re-elect Mr. Peter A. Allen as a Director, who            Mgmt          Against                        Against
       retires pursuant to Article 104 of the Articles
       of Association of the Company

3.C    Re-elect Mr. Chng Hee Kok as a Director of the            Mgmt          For                            For
       Company, who retires pursuant to Article 104
       of the Articles of Association of the Company

4.     Reappoint Messrs. Gordon Seow Li-Ming and Tom             Mgmt          For                            For
       Yee Lat Shing as Directors of the Company pursuant
       to Section 153(6) of the Companies Act, Chapter
       50, until the conclusion of the next AGM of
       the Company

5.     Approve the Directors fees of SGD 116,500 for             Mgmt          For                            For
       the YE 31 DEC 2007

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

7.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: (1) the aggregate
       number of shares to be issued pursuant to this
       Resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution] does not exceed 50 % of
       the issued shares in the capital of the Company
       [as calculated in accordance with paragraph
       (2) below], of which the aggregate number of
       shares to be issued other than on a pro rata
       basis to shareholders of the Company [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       does not exceed 20 % of the issued shares in
       the capital of the Company [as calculated in
       accordance with paragraph (2) below); (2) [subject
       to such manner of calculation and adjustment
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST] for the
       purpose of determining the aggregate number
       of shares that may be issued under paragraph
       (1) above, the percentage of issued shares
       shall be based on the number of issued shares
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       (i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options which are outstanding or subsisting
       at the time this Resolution is passed; and
       (ii) any subsequent consolidation or subdivision
       of shares; (3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the next AGM of the Company or the
       date by which the next AGM of the Company is
       required by law to be held]

8.     Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY HOLDINGS LTD                                                                        Agenda Number:  701526468
--------------------------------------------------------------------------------------------------------------------------
    Security:  V71793109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R90002267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditor's report thereon

2.     Declare a final dividend of 4.51cents [tax exempt         Mgmt          For                            For
       1-tier] in respect of the YE 31 DEC 2007

3.A    Re-elect Mr. Richard Seow Yung Liang as a Director        Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.B    Re-elect Mr. Sunil Chandiramani as a Director             Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.C    Re-elect Mr. Timothy David Dattels as a Director          Mgmt          Against                        Against
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.D    Re-elect Dr. Ronald Ling Jih Wen as a Director            Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

4.     Approve the Directors fees of SGD 900,205 for             Mgmt          For                            For
       2007 [2006: SGD 702,575]

5.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

6.A    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       subject to Section 161 of the Companies Act,
       Chapter 50 of Singapore, the Articles of Association
       of the Company and the approval of the relevant
       Stock Exchange and/or other governmental or
       regulatory bodies where such approval is necessary,
       (a) to allot and issue shares in the Company
       [the Share] whether by way of rights, bonus
       or otherwise; and/or make or grant offers,
       agreements or options [collectively the instruments]
       that might or would required shares to be issued
       , including but not limited to the creation
       and issue of warrants, debentures or other
       instruments convertible into shares at any
       time to such person, upon such terms and condition
       and for such purposes as the Directors may
       be deem fit; and (b) [notwithstanding that
       the authority conferred by this resolution
       may have ceased to be in force] to issue additional
       instruments as adjustments in accordance with
       the terms and conditions of the instruments
       made or granted by the Directors while this
       resolution was in force; and to issue shares
       in pursuance of any instruments made or granted
       by the Directors while this resolution was
       in force or such additional instruments above,
       provided always that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       total issued shares excluding treasury shares
       at the time of the passing of this resolution
       [as calculated in accordance with subparagraph
       below ], of which the aggregate number of shares
       issued other than on a pro rata basis to existing
       shareholders [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the Company's total issued shares excluding
       treasury shares [as calculated in accordance
       with subparagraph below]; ii) [subject to such
       manner of calculation as prescribed by the
       Singapore Exchange Securities Trading Limited
       [the SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (i), the percentage
       of the issued share capital of the Company
       is based on the Company's total issued share
       excluding treasury shares at the time of passing
       of this resolution after adjusting for: i)
       new shares arising from the conversion or exercise
       of convertible securities; ii) new shares arising
       from the exercise of share options or vesting
       of share awards outstanding or subsisting at
       the time of the passing of this resolution,
       provided the options or awards were granted
       in compliance with Part VIII of Chapter 8 of
       the SGX-ST Listing Manual; and iii) any subsequent
       consolidation or subdivision of shares; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

6.B    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to issue and allot from time to time such number
       of shares as may be required to be issued pursuant
       to the exercise of options granted while the
       authority conferred by this resolution is in
       force, under the Parkway Share Option Scheme
       2001 [Parkway Scheme 2001] and/or the vesting
       of awards granted while the authority conferred
       by this resolution is in force, under the Parkway
       Performance Share Plan [Share Plan] [notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force] provided always
       that the aggregate number of shares to be issued
       and allotted pursuant to the Parkway Scheme
       2001 and the Share Plan does not exceed 15%
       of the total number of issued ordinary shares
       of the Company from time to time

6.C    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Act], to purchase or otherwise acquire issued
       ordinary shares of the Company [the Shares]
       not exceeding in aggregate prescribed limit
       [10% of the total number of issued ordinary
       shares of the Company as at the date of the
       passing of this resolution], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price [not
       exceeding: in the case of an on-market share
       purchase, 105% of the average closing price;
       and in the case of an off-market share purchase,
       120% of the average closing price], whether
       by way of: i) on-market purchases [each an
       On-Market Share Purchase] on the SGX-ST; and/or
       ii) off-market purchases [each an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Directors as they may
       consider fit, which scheme[s] shall satisfy
       all the conditions prescribed by the Act; and
       otherwise approve in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable [the
       Share Purchase]; and [Authority expires the
       earlier of the date on which the next AGM of
       the Company is held or the date by which the
       next AGM of the Company is required by law
       to be held or the date on which the purchase
       of Shares by the Company pursuant to the Share
       Purchase Mandate is carried out to the full
       extent mandated]; to complete and do all such
       acts and things as they and/or he may consider
       necessary, desirable, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this Resolution

7.     Transact any business                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PEOPLE'S FOOD HOLDINGS LTD                                                                  Agenda Number:  701519374
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7000R108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  BMG7000R1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited Accounts of the Company and its
       subsidiaries for the FYE 31 DEC 2007

2.     Declare a final dividend of RMB 0.054 per ordinary        Mgmt          For                            For
       share tax not applicable for the YE 31 DEC
       2007

3.     Re-elect the Mr. Ming Kam Sing as a Director              Mgmt          For                            For
       pursuant to Bye-law 86 (1) of the Company's
       Bye-laws

4.     Re-elect the Mr. Chng Hee Kok as a Director               Mgmt          For                            For
       pursuant to Bye-law 86 (1) of the Company's
       Bye-laws

5.     Approve the Directors' fees of RMB 728,300 for            Mgmt          For                            For
       the YE 31 DEC 2007

6.     Re-appoint Grant Thornton, Certified Public               Mgmt          For                            For
       Accountants, Hong Kong, as the Company's Auditors
       and authorize the Directors to fix their remuneration

       Transact any other ordinary business                      Non-Voting

7.     Authorize the Directors the Company to allot              Mgmt          For                            For
       and issue shares up to 50% of issued shares
       that pursuant to the Bye-laws of the Company
       and Rule 806(2) of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to issue shares ["Shares"] whether by way of
       rights, bonus or otherwise, and/or make or
       grant offers, agreements or options [collectively,
       "Instruments"] that might or would require
       Shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares at any time and upon
       such terms and conditions and to such persons
       as the Directors may, in their absolute discretion,
       deem fit provided that: (a) the aggregate number
       of shares [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution] does not exceed 50% of
       the issued shares in the capital of the Company
       at the time of the passing of this Resolution,
       of which the aggregate number of shares and
       convertible securities to be issued other than
       on a pro rata basis to all shareholders of
       the Company shall not exceed 20% of the issued
       shares in the Company; (b) for the purpose
       of determining the aggregate number of shares
       that may be issued under sub-paragraph (a)
       above, the percentage of issued shares shall
       be based on the issued shares of the Company
       as at the date of the passing of this Resolution,
       after adjusting for: (i) new shares arising
       from the conversion or exercise of convertible
       securities; (ii) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting at the time this Resolution is
       passed; and (iii) any subsequent consolidation
       or subdivision of shares; [Authority shall
       expire until the conclusion of the Company's
       next AGM or the date by which the next AGM
       of the Company is required by law to be held],
       or whichever is earlier or (ii) in the case
       of shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution, until
       the issuance of such shares in accordance with
       the terms of such convertible securities

8.     Authorize the Directors of the Company to renew           Mgmt          For                            For
       share repurchase mandate, to repurchase ordinary
       shares of the Company that for the purposes
       of the Companies Act 1981 of Bermuda and otherwise
       in accordance with the rules and regulations
       of the Singapore Exchange Securities Trading
       Limited, (a) to make purchases or otherwise
       acquire issued shares in the capital of the
       Company from time to time [whether by way of
       market purchases or off-market purchases on
       an equal access Scheme] of up to 10% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as ascertained
       as at the date of this AGM of the Company]
       at the price of up to but not exceeding the
       maximum price as specified; [Authority expires
       at the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held], whichever is
       earlier; and (b) to complete and do all such
       acts and things [including executing such documents
       as may be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this Resolution

S.9    Amend the Bye-Law 77 of the Company's Bye-Laws            Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 PERPETUAL LTD, SYDNEY NSW                                                                   Agenda Number:  701374489
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9239H108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  AU000000PPT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2007

1.     Re-appoint Mr. Robert Savage as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 20.9.1 of the Company's Constitution

2.     Re-appoint Mr. Paul McClintock as a Director              Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 20.9.1 of the Company's Constitution

3.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the FYE 30 JUN 2007

4.     Approve, in accordance with ASX Listing Rule              Mgmt          For                            For
       10.14 and 10.15A for the participation of Mr.
       David Deverall, the Company's Managing Director,
       in the Company's Executive Share Plan and the
       Executive Option Plan [the Plans] in accordance
       with the Company's Executive Service Agreement
       with Mr. David Deverall and for the issue of
       ordinary shares and grant of options to acquire
       ordinary shares in the Company pursuant to
       the Plans and on the terms as specified

S.5    Amend the Constitution of the Company in accordance       Mgmt          For                            For
       with the revised Constitution tabled at the
       meeting, and for the purposes of identification
       signed by the Chair of the meeting




--------------------------------------------------------------------------------------------------------------------------
 PRIMARY HEALTH CARE LTD                                                                     Agenda Number:  701571223
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q77519108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  AU000000PRY5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

S.1    Approve, for the purposes of s 260B[2] of the             Mgmt          For                            For
       Corporations Act 2001[Cth] is given for Symbion
       Health Limited [ACN 004 073 410] and each wholly-owned
       Australian subsidiary of Symbion Health Limited
       to give financial assistance as specified and
       [b] the Company may enter into and give effect
       to the documents required to implement the
       financial assistance, as specified

2.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       6.23.4; and b] as contemplated by the waiver
       granted to the Company by the ASX Limited on
       31 MAR 2008; is given to amend the terms of:
       i] 9,287,000 options granted to medical practitioners;
       and ii] 300,000 options granted to 1employee
       of the Primary Health Care Group; and iii]
       50,000 options granted to 1 consultant to the
       Primary Health Care Group, to allow the exercise
       price of the options to be reduced in accordance
       with a formula which reflects the formula as
       specified

S.3    Adopt, for the purpose of identification signed           Mgmt          Against                        Against
       by the Chairman of the meeting, the Constitution
       of the Company, in substitution for the present
       Constitution of the Company [which is repealed],
       as specified

4.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 10.17, for the payment in each FY of the
       Company of an amount not exceeding AUD 1,400,000
       as the total amount of the remuneration of
       all individuals who are directors of the Company
       for their ordinary services as Directors [whether
       or not executive or other paid work is undertaken]
       of either the Company or any of its child entities
       [being an increase of AUD 1,000,000, from AUD
       400,000 per annum for fees for the ordinary
       services of Directors of the Company]

5.     Elect Mr. Terry Smith as a Director by the Board          Mgmt          For                            For
       of the Company since the last AGM, retires
       in accordance with the Constitution of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC FINANCIAL HOLDINGS LTD                                                               Agenda Number:  701452132
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7297B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Feb-2008
        ISIN:  BMG7297B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.i    Re-elect Mr. Tan Yoke Kong as a Director                  Mgmt          For                            For

2.ii   Re-elect Mr. Lee Huat Oon as a Director                   Mgmt          For                            For

2.iii  Re-elect Dato' Chang Kat Kiam as a Director               Mgmt          For                            For

2.iv   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements or options which would or
       might require of such powers, subject to and
       in accordance with all applicable laws, during
       and after the relevant period not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of warrants if any to subscribe
       for shares of the Company or the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) an issue of
       shares of the Company in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Company's bye-laws;
       or iv) an issue of shares made pro rata to
       holders of shares in the company on a fixed
       record date; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the bye-laws of the Company to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange], subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law or
       the bye-laws of the Company to be held]

6.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolutions Nos. 4 and 5, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot
       shares, by the additions to the aggregate nominal
       amount of share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       shares in the Company repurchased by the Company
       under the authority granted pursuant to Ordinary
       Resolution No. 5, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 RAMSAY HEALTH CARE LTD RHC                                                                  Agenda Number:  701390356
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7982Y104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  AU000000RHC8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities and the reports
       of the Directors and the Auditors for the FYE
       30 JUN 2007

2.     Adopt the remuneration report, which forms part           Mgmt          Against                        Against
       of the Directors' report for the YE 30 JUN
       2007

3.1    Re-elect Mr. Anthony James Clark as a Non-executive       Mgmt          Against                        Against
       Director of the Company, who retries in accordance
       with Clause 44 of the Constitution

3.2    Re-elect Mr. Peter John Evans as a Non-executive          Mgmt          Against                        Against
       Director of the Company, who retries in accordance
       with Clause 44 of the Constitution

3.3    Re-elect Mr. Bruce Roger Soden as an Executive            Mgmt          Against                        Against
       Directors of the Company, who retires in accordance
       with Clause 44 of the Constitution

4.     Approve to increase the maximum aggregate amount          Mgmt          Against                        Against
       available for the remuneration of the Non-executive
       Directors for their services as Directors from
       AUD 900,000 to AUD 1,400,000 per annum excluding
       the superannuation guarantee contributions
       payable by the Company to the Non-executive
       Directors [consistent with Clause 49.1 of the
       Constitution and Rule 10.17 of the Listing
       Rules of Australian Securities Exchange Limited]

S.5    Amend the Constitution as specified                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REGAL HOTELS INTERNATIONAL HOLDINGS LTD                                                     Agenda Number:  701558275
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7475M121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  BMG7475M1212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          Abstain                        Against
       of HKD 1.0 cent per ordinary share

3.a    Re-elect Mr. Lo Yuk Sui as a Director                     Mgmt          For                            For

3.b    Re-elect Mr. Kenneth Ng Kwai Kai as a Director            Mgmt          For                            For

3.c    Re-elect Mr. Ng Siu Chan as a Director                    Mgmt          For                            For

3.d    Re-elect Mr. Wong Chi Keung as a Director                 Mgmt          For                            For

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration

5.a    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       ordinary shares of HKD 0.01 each [ordinary
       shares] and 5  %, Convertible Cumulative Redeemable
       Preference Shares of USD10.00 each [Convertible
       Preference Shares] in the capital of the Company,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited; the aggregate nominal
       amount of ordinary shares which may be purchased
       by the Company pursuant to paragraph (a) above
       shall not exceed 10% of the aggregate nominal
       amount of the ordinary shares in issue at the
       date of this resolution, and the said approval
       shall be limited accordingly; the aggregate
       nominal amount of Convertible Preference shares
       which may be purchased by the Company pursuant
       to paragraph (a) above shall not exceed 10%
       of the aggregate nominal amount of the Convertible
       Preference shares in issue at the date of this
       resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or the Companies Act
       1981 of Bermuda or any other applicable law
       of Bermuda to be held

5.b    Authorize the Directors during the relevant               Mgmt          For                            For
       period to issue, allot and dispose of additional
       ordinary shares of the Company [including making
       and granting offers, agreements and options
       which would or might require ordinary shares
       to be issued, allotted or disposed of, whether
       during or after the end of the relevant period];
       provided that, otherwise than pursuant to a
       rights issue where ordinary shares are offered
       to shareholders on a fixed record date in proportion
       to their then holdings of ordinary shares [subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to fractional entitlements or having
       regard to any restrictions or obligations under
       the laws of, or the requirements of any recognized
       regulatory body or any stock exchange in, any
       territory outside Hong Kong], the additional
       ordinary shares issued, allotted or disposed
       of [including ordinary shares agreed conditionally
       or unconditionally to be issued, allotted or
       disposed of, whether pursuant to an option
       or otherwise] shall not in aggregate exceed
       20% of the aggregate nominal amount of the
       ordinary shares in issue at the date of this
       resolution, and the said approval shall be
       limited accordingly

5.c    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors under resolution 5(B) by the
       addition of an amount representing the aggregate
       nominal amount of ordinary shares purchased
       by the Company pursuant to the general mandate
       approved in resolution 5(A)




--------------------------------------------------------------------------------------------------------------------------
 RIDLEY CORPORATION LTD                                                                      Agenda Number:  701381650
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81391106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000RIC6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting
       30 JUN 2007 together with the consolidated
       accounts of Ridley Corporation Limited and
       its controlled entities and the reports of
       the Directors and the Auditor

2.     Adopt the remuneration report, as specified               Mgmt          For                            For

3.     Re-elect Dr. John Keniry as a Director of Ridley          Mgmt          For                            For
       Corporation Limited, who retires by rotation
       in accordance with Ridley Corporation Limited's
       constitution

4.     Re-elect Associate Professor Andrew Vizard as             Mgmt          For                            For
       a Director of Ridley Corporation Limited, who
       retires by rotation in accordance with Ridley
       Corporation Limited's constitution




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701415576
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76058109                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  10-Dec-2007
        ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the additional works and extra costs              Mgmt          For                            For
       in relation to the works rendered by [the Contractor]
       due to amendments to the scale, design and
       structure of the contracted project and an
       escalation of the const of major construction
       materials in accordance with the terms of the
       agreement entered into between Changzhou Great
       Gallop Properties Developments Limited [the
       Developer], a wholly-owned subsidiary of the
       Company, and the Contractor dated 14 JUN 2006
       [the Construction Agreement], which in aggregate
       estimated to be approximately RMB 136,000,000
       [approximately HKD 140,488,000] to be incurred
       by the Developer [the Variation Works]; and
       authorize the Board of Directors of the Company
       to exercise all the powers of the Company and
       take all steps as might in their opinion be
       desirable or necessary in connection with the
       Variation Works under the Constriction Agreement




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701561171
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76058109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.     Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2007

3.A    Re-elect Mr. Chan Kam Hung as a Director                  Mgmt          For                            For

3.B    Re-elect Mr. Fong Shiu Leung, Keter as a Director         Mgmt          For                            For

3.C    Re-elect Mr. Zhang Yijun as a Director                    Mgmt          Against                        Against

3.D    Re-elect Dr. Chow Ming Kuen, Joseph as a Director         Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          Against                        Against
       as the Auditors of the Company and authorize
       the Board of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options, including bonds, warrants
       and debentures convertible into shares of the
       Company during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       at the time of passing of this resolution and
       the said approval shall be limited accordingly;
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the Directors and/or Employees of
       the Company and/or any of its subsidiaries
       of options or rights to subscribe for shares
       in the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in the Company in lieu of the whole
       or part of a dividend pursuant to the Bye-laws
       of the Company from time to time; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable laws to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares subject to and in accordance
       with all applicable laws and the requirements
       of the Rule Governing the Listings of Securities
       on the Stock Exchange of Hong Kong Limited,
       during the relevant period, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the time of
       passing of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors to allot, issue and
       deal with the additional ordinary shares pursuant
       to Resolution 5.A, extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares of the Company
       repurchased by the Company under the authority
       granted pursuant to Ordinary Resolution 5.B,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 SAMSON HOLDING LTD                                                                          Agenda Number:  701457245
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7783W100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Feb-2008
        ISIN:  KYG7783W1006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.     Approve and ratify the Transaction and the transactions   Mgmt          For                            For
       and agreements contemplated under or incidental
       to the Transaction [including the Purchase
       Agreement but excluding from this resolution
       the transactions and agreements under or incidental
       to the matters as specified and the execution,
       performance and implementation of the Purchase
       Agreement and ancillary matters contemplated
       thereunder

b.     Approve the conditional upon the Listing Committee        Mgmt          For                            For
       of the Stock Exchange granting the listing
       of, and permission to deal in the Consideration
       Shares, the allotment and issue of the Consideration
       Shares as payment of the consideration under
       the Purchase Agreement

c.     Authorize any Director on behalf of the Company           Mgmt          For                            For
       to exercise, perfect and deliver all such documents
       and do all such acts and things and any 2 Directors
       or any Director and the Company Secretary of
       the Company to affix the Company seal to all
       such documents and deliver the same as deeds
       of the Company, in any such case as may be
       necessary or desirable to implement or give
       effect to the terms of the Purchase Agreement
       and the transactions and ancillary agreements
       or documents contemplated thereunder as specified
       and to make and agree such variations to the
       terms of the Purchase Agreement and ancillary
       agreements or documents contemplated thereunder
       as he or she or they, in his or her or their
       absolute discretion, may consider to be desirable,
       appropriate or necessary and in the interests
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 SAMSON HOLDING LTD                                                                          Agenda Number:  701563315
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7783W100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  KYG7783W1006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.a    Re-elect Mr. Yuang-Whang Liao as a Director               Mgmt          Against                        Against

2.b    Re-elect Mr. Mohamad Aminozzakeri as a Director           Mgmt          Against                        Against

2.c    Re-elect Mr. Ming-Jian Kuo as a Director                  Mgmt          For                            For

2.d    Re-elect Mr. Siu Ki Lau as a Director                     Mgmt          For                            For

3.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors for the YE 31
       DEC 2008

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Board of
       Directors to fix their remuneration

5.     Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       bonds, warrants and debentures convertible
       into shares of the Company] during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company otherwise than pursuant to a
       rights issue or pursuant to the exercise of
       any subscription rights which are or may be
       granted under any option scheme or any scrip
       dividend scheme or similar arrangements, any
       adjustment of rights to subscribe for shares
       under options and warrants; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company is to be held by law]

6.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] to purchase its own shares on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other Stock Exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong [the Securities and
       Futures Commission] and the Stock exchange
       for such purpose, subject to and in connection
       with all applicable laws and the rules and
       regulations of the Securities and Future Commission,
       the Stock Exchange regulations, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company is to be held by law]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the general mandate granted
       to the Directors to allot, issue and deal with
       additional shares in the capital of the Company
       pursuant to ordinary Resolution 5 extended
       by the addition thereto the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 6, to the aggregate
       nominal amount shall not exceed 10% of the
       existing issued share capital of the Company
       as at the date of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701510960
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8231K102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       Resolution; [Authority expires until the conclusion
       of the next AGM of the Company]

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares each fully paid in the capital of the
       Company [Shares] not exceeding in aggregate
       the maximum limit for the purposes of Sections
       76C and 76E of the Companies Act, Chapter 50
       of Singapore [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       in the capital of the Company [the 'Shares']
       not exceeding in aggregate the Maximum Limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price [as hereafter
       defined], whether by way of: [a] market purchase[s]
       on the SGX-ST and/or any other securities exchange
       on which the Shares may for the time being
       be listed and quoted [Other Exchange]; [b]
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       the Other Exchange] in accordance with any
       equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, unconditionally
       [the Share Purchase Mandate]; to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this Resolution; [Authority
       expires the earlier of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held]

S.3    Amend the Article 87 of the Articles of Association       Mgmt          For                            For
       of the Company be altered in the manner as
       specified




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701524135
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8231K102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors report thereon

2.     Declare a final one-tier tax exempt dividend              Mgmt          For                            For
       of 5.16 cents per ordinary share for the YE
       31 DEC 2007

3.     Re-elect Mr. Tan Kwi Kin as a Director, who               Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

4.     Re-elect Mr. Tan Tew Han [independent, Chairman           Mgmt          For                            For
       of Audit Committee] as a Director, who retires
       by rotation pursuant to Article 91 of the Company's
       Articles of Association

5.     Re-elect Mr. Tang Kin Fei as a Director, who              Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

6.     Re-elect Mr. Mdm Ngiam Joke Mui, who will cease           Mgmt          Against                        Against
       to hold office pursuant to Article 97 of the
       Company's Articles of Association

7.     Approve the sum of SGD 980,208 as the Directors'          Mgmt          For                            For
       fees for the FYE 31 DEC 2007

8.     Appoint Mr. Richard Edward Hale OBE as a Director         Mgmt          For                            For
       of the Company to hold such office from the
       date of this AGM until the next AGM of the
       Company pursuant to Section 153(6) of the Companies
       Act, Chapter 50

9.     Appoint KPMG as the Auditors of the Company               Mgmt          For                            For
       in place of the retiring Auditors, Ernst &
       Young, to hold office until the conclusion
       of the next AGM of the Company and authorize
       the Directors of the Company to fix their remuneration

10.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus, or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, 1) the aggregate number of shares
       to be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (2) below]; 2) [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph
       (1) above, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent bonus issue
       or consolidation or subdivision of shares;
       3) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and 4) [unless revoked
       or varied by the Company in general meeting]
       [Authority expires earlier at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

11.    Authorize the Directors to: a) grant awards               Mgmt          For                            For
       in accordance with the provisions of the Sembcorp
       Marine Performance Share Plan [the Performance
       Share Plan] and/or the Sembcorp Marine Restricted
       Stock Plan [the Restricted Stock Plan] [the
       Performance Share Plan and the Restricted Share
       Plan, together the Share Plans]; and b) allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options granted under the Sembcorp
       Marine Share Option Plan and/or such number
       of fully paid shares as may be required to
       be issued pursuant to the vesting of awards
       granted under the Share Plans, provided that
       the aggregate number of ordinary shares to
       be issued pursuant to the Share Plans and the
       Sembcorp Marine Share Option Plan shall not
       exceed 15% of the total number of issued ordinary
       shares in the capital of the Company [excluding
       treasury shares] from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SEVEN NETWORK LTD                                                                           Agenda Number:  701386345
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8461W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  AU000000SEV3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statements of financial           Mgmt          For                            For
       performance and the financial position of the
       Company and the consolidated financial statements
       of the Company and the entities it controlled
       for the FYE 30 JUN 2007, together with the
       statements and the reports of the Directors
       and the Auditors attached to the financial
       statements

2.     Adopt the remuneration report of the Company              Mgmt          Against                        Against
       for the FYE 30 JUN 2007

3.     Re-elect Mr. Kerry Matthew Stokes AO as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       Article 11.3 of the Company's Constitution

4.     Re-elect Mr. Peter Joshua Thomas Gammell as               Mgmt          For                            For
       a Director, who retires by rotation in accordance
       with Article 11.3 of the Company's Constitution

5.     Re-elect Professor Murray Charles Wells as a              Mgmt          For                            For
       Director, who retires by rotation in accordance
       with Article 11.3 of the Company's Constitution

6.     Authorize the Company, if in the 12 months following      Mgmt          For                            For
       the date of this AGM, the circumstances in
       the deadlock breaking mechanism as specified
       in the Investment Deed arise and the deadlock
       mechanism is initiated: to accept an offer
       to sell all of the securities in Seven Media
       Group Pty Limited and SMG Finco Pty Limited
       [together, the Relevant Securities] which are
       held by the Company, if such an offer is made
       by the KKR-affiliated entity Pleiades Media
       International ULC [or any of its permitted
       assigns or any other person who becomes at
       any time an Investor for the purposes of the
       Investment Deed] [together, the Investor] or
       to sell all of the Relevant Securities held
       by the Company pursuant to the other Investor's
       call option over those Relevant Securities,
       if circumstances exist such that call option
       becomes exercisable [whether those circumstances
       come to exist because the deadlock breaking
       mechanism as specified has been initiated by
       the Other Investor because the deadlock breaking
       mechanism has been initiated by the Company]

S.7    Approve, for the purpose of Section 260B(2)               Mgmt          For                            For
       of the Corporations Act 2001, to give the financial
       assistance provided by: a) Pacific Magazines
       (Who) Pty Limited, Pacific Magazines (PP) Pty
       Limited and their respective subsidiaries from
       time to time, to the Company, Seven Media Group
       Pty Limited, Pacific Magazines Pty Limited
       and their respective subsidiaries, in connection
       with the Magazine Acquisition as specified;
       and b) any other Company that is from time
       to time acquired [directly or indirectly] by
       Seven Media Group Pty Limited or its subsidiaries
       and becomes a subsidiary of the Company, where
       the giving of the financial assistance is required
       by the terms of the finance facilities as specified




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  701405703
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7683K107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Nov-2007
        ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Proposed Spin-off as specified and            Mgmt          For                            For
       authorize the Board of Directors of the Company
       [the Board] to approve and implement the Proposed
       Spin-off and to do all such acts, to enter
       into all such agreements, transactions and
       arrangements and to take all such actions in
       connection therewith or arising therefrom in
       relation to the Proposed Spin-off as the Board
       may consider necessary or expedient in order
       to give effect to the Proposed Spin-off

2.     Approve the adoption of the WF Scheme, subject            Mgmt          For                            For
       to and conditional upon: a) the passing of
       an ordinary resolution of the shareholders
       of The Wing Fat Printing Company, Limited [WF
       Printing] approving the adoption of the share
       option scheme of WF Printing [the WF Scheme],
       as specified; b) the approval of the WF Scheme
       by the shareholders of the Company; c) the
       listing committee of The Stock Exchange of
       Hong Kong Limited granting approval of the
       listing of, and permission to deal in, the
       shares of WF Printing in issue and to be issued
       as mentioned in the prospectus [as specified]
       and any shares of WF Printing which may fall
       to be issued pursuant to the exercise of options
       granted under the WF Scheme, whether the granting
       of the listing and permission is subject to
       conditions or not; and d) the obligations of
       the underwriters of the Global Offering [as
       specified] under the underwriting agreements
       in respect of the Global Offering becoming
       unconditional [including, if relevant, as a
       result of the waiver of any condition(s) by
       the Global Coordinator (as specified) for itself
       and the said underwriters] and not being terminated
       in accordance with the respective terms of
       such underwriting agreements or otherwise and
       authorize the Board of Directors of the Company
       [the Board] to do all such acts, to enter into
       all such agreements, transactions and arrangements
       and to take all such actions in connection
       therewith or arising therefrom as the Board
       may consider necessary or expedient in order
       to give effect to the WF Scheme




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  701560903
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7683K107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2007 together with the reports of
       the Directors and the Auditor thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Zhou Jie as a Director                       Mgmt          Against                        Against

3.B    Re-elect Mr. Qian Shi Zheng as a Director                 Mgmt          Against                        Against

3.C    Re-elect Dr. Lo Ka Shui as a Director                     Mgmt          For                            For

3.D    Re-elect Prof. Woo Chia-Wei as a Director                 Mgmt          For                            For

3.E    Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          Against                        Against
       as the Auditor and authorize the Directors
       to fix the Auditor's remuneration

5.     Authorize the Directors of the Company subject            Mgmt          For                            For
       during the Relevant Period [as specified] to
       repurchase ordinary shares in the capital of
       the Company [Shares] on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or on
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or any other stock exchange as amended from
       time to time and the aggregate nominal amount
       of the shares which the Company to repurchase
       pursuant to this resolution shall not exceed
       10% of the aggregate nominal amount of the
       shares in issue at the date of the passing
       of this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws of Hong
       Kong to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which would
       or might require the exercise of such powers,
       during and after the relevant period, and the
       aggregate nominal amount of share capital allotted,
       issued or dealt with or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors of the Company
       pursuant to this resolution, otherwise than
       pursuant to i) a rights issue [as specified],or
       ii) the exercise of the subscription or conversion
       rights attaching to any warrants, convertible
       bonds or other securities issued by the Company
       which are convertible into shares of the Company,
       or iii) any share option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to the eligible participants
       of shares or rights to acquire shares in the
       capital of the Company, or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of Hong Kong to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the aggregate nominal
       amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution 5 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 6, provided that such
       an amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701560066
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8063F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Kuok Khoon Ean as a Director                 Mgmt          For                            For

3.ii   Re-elect Mr. Kuok Khoon Loong, Edward as a Director       Mgmt          For                            For

3.iii  Re-elect Mr. Alexander Reid Hamilton as a Director        Mgmt          For                            For

3.iv   Re-elect Mr. Michael Wing-Nin Chiu as a Director          Mgmt          For                            For

4.     Approve to fix Directors' fees [including fees            Mgmt          For                            For
       payable to Members of the Audit and Remuneration
       Committees]

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified];
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; and (iv)
       any specific authority; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the HKSE] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time [as the case may be], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       6.B, the general mandate granted to the Directors
       of the Company and for the time being in force
       to exercise the powers of the Company to allot
       shares, by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 6.B, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN INVESTMENT LTD                                                                     Agenda Number:  701547171
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7743P120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  HK0604011236
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreement dated 05 MAR             Mgmt          For                            For
       2008 entered into between Shum Yip Investment
       [Shenzhen] Limited [the Vendor] and [the Purchaser]
       pursuant to which the Vendor has conditionally
       agreed to dispose of 51% equity interest in
       Hubei Shumyip Huayin Traffic Development Company
       Limited to the Purchaser [as specified] and
       the transactions contemplated thereunder and
       authorize the Directors of the Company for
       and on behalf of the Company to sign, seal,
       execute, perfect, deliver and do all such documents,
       agreements, deeds, Acts, matters and things
       as they may in their discretion consider necessary,
       desirable or appropriate or expedient for the
       purpose of or in connection with the implementation
       of the Agreement and the transactions contemplated
       thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN INVESTMENT LTD                                                                     Agenda Number:  701560218
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7743P120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  HK0604011236
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the report of the Directors and the independent
       Auditors' report for the year ended 31 DEC
       2007

2.     Declare a final dividend for the year ended               Mgmt          For                            For
       31 DEC 2007

3.A    Re-elect Mr. ZHAO Gesheng as a Director                   Mgmt          For                            For

3.B    Re-elect Dr. WU Jiesi as a Director                       Mgmt          For                            For

3.C    Approve to resolve not to fill up the vacated             Mgmt          For                            For
       offices resulted from the retirement of Mr.
       XIAO Rihai, Mr. LIANG Kaiping and Mr. LEE Yip
       Wah, Peter as the Directors

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint Auditors of the Company and authorize          Mgmt          For                            For
       the Board to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares in
       the capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange]or any other stock
       exchange on which the securities of the Company
       may be listed and is recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is to be held by law]

6.     Authorize the Directors, subject to this resolution       Mgmt          For                            For
       and pursuant to Section 57B of the Companies
       Ordinance, to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options, including
       warrants, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue;
       or ii) the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities issued by the Company which carry
       rights to subscribe for or are convertible
       into shares of the Company; or iii) the exercise
       of options granted under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares in the Company; or iv) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the articles of
       association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution Nos. 5 and 6 as
       specified, to allot, issue and deal with additional
       shares in the Company pursuant to Resolution
       No. 6 as specified, is extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution No.
       5 as specified, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Share Option Scheme adopted on 05 JUN
       2002 and the 10% limit under the Share Option
       Scheme refreshed on 12 JUN 2006, to grant to
       Mr. Zhang Huaqiao Share Option [the Share Option]
       to subscribe for not more than 12,000,000 shares
       of the Company at the subscription price per
       share to be determined at the date of offer
       of the grant of Share Option; and to approve
       and issue the offer letter for the grant of
       the Share Option to Mr. Zhang Huaqiao and to
       do any act or things to sign, seal, execute
       and/or deliver any documents for and on behalf
       of the Company as may be necessary, desirable
       or expedient in connection with the grant and
       exercise of such Share Option




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PPTY HLDGS LTD                                                                       Agenda Number:  701565826
--------------------------------------------------------------------------------------------------------------------------
    Security:  G81043104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors of the Company for the YE
       31 DEC 2007

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007 to the shareholders of the Company

3.I    Re-elect Mr. Tung Chi Shing as an Executive               Mgmt          Against                        Against
       Director of the Company

3.II   Re-elect Mr. Yao Li as an Executive Director              Mgmt          Against                        Against
       of the Company

3.III  Re-elect Mr. Ip Wai Shing as an Executive Director        Mgmt          Against                        Against
       of the Company

3.IV   Re-elect Mr. Tang Ping Fai as an Executive Director       Mgmt          Against                        Against
       of the Company

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       the remuneration

5.     Authorize the Directors of the Company [Director]         Mgmt          For                            For
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company or securities
       convertible into shares, or options, warrants
       or similar rights to subscribe for any shares
       and to make or grant offers, agreements and
       options which would or might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws, of this resolution
       shall be in addition during and after the relevant
       period and the aggregate nominal amount of
       the share capital allotted, issued or otherwise
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued or otherwise dealt with
       [whether pursuant to an option or otherwise]
       by the Directors otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of any option granted under the share option
       scheme or similar arrangement for the time
       being adopted or to be adopted for the grant
       or issue to officers and/or employees of the
       Company and/or any of its subsidiaries, of
       options to subscribe for, or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company
       [Articles] in force from time to time, shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       and shall be limited accordingly; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

6.     Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and requirements,
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [Listing Rules], not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the AGM of the
       Company or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles to be
       held]

7.     Approve, conditional upon Resolutions 5 and               Mgmt          For                            For
       6 the aggregate nominal amount of the share
       capital of the Company which shall have been
       repurchased by the Company under the authority
       granted to the Directors as in Resolution 6
       [up to a maximum of 10% of the aggregate nominal
       amount of the share capital of the Company
       as in Resolution 6] shall be added to the aggregate
       nominal amount of the share capital that may
       be allotted, issued or otherwise dealt with,
       or agreed conditionally and unconditionally
       to be allotted, issued or otherwise dealt with
       by the Directors pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LAND LTD                                                                            Agenda Number:  701563365
--------------------------------------------------------------------------------------------------------------------------
    Security:  G81151113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. William T. Addison as a Director             Mgmt          For                            For

3.b    Re-elect Dr. William K.L. Fung as a Director              Mgmt          For                            For

3.c    Re-elect Professor Gary C. Bidddle as a Director          Mgmt          For                            For

3.d    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.     Re-appoint the Auditors and authorize the Board           Mgmt          Against                        Against
       of Directors to fix their remuneration

5.a    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, during the relevant period
       [as hereinafter specified] to allot, issue
       and deal with additional shares of the Company
       [the shares] or securities convertible into
       shares, or options, warrants or similar rights
       to subscribe for any shares, and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       be and is hereby generally and unconditionally
       approved; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors pursuant to the approval given in
       of this resolution, otherwise than pursuant
       to: i) a Rights Issue [as hereinafter specified];
       ii) the exercise of the rights of subscription
       or conversion attaching to any warrants issued
       by the Company or any securities which are
       convertible into shares; iii) the exercise
       of any options granted under any share option
       scheme adopted by the Company or similar arrangement
       for the time being adopted for the grant or
       issue to the officers and/or employees of the
       Company and/or any of its subsidiaries of option
       to subscribe for, or rights to acquire shares;
       iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       in accordance with the Articles of Association
       of the Company from time to time; or shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the next
       AGM of the Company or the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of the Cayman Islands
       and other relevant jurisdiction to be held]

5.b    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares on the
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or on any other stock exchange on
       which the shares may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange,
       subject to and in accordance with all applicable
       laws and regulations, be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of the shares which may be repurchased
       by the Company pursuant to this resolution
       during the relevant period shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of this resolution and the
       approval granted under this resolution shall
       be limited accordingly; subject to the passing
       of each of the paragraphs of this Resolution,
       any prior approvals of the kind referred to
       in this resolution which had been granted to
       the Directors and which are still in effect;
       [Authority expires the earlier of the next
       AGM of the Company or the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of the Cayman Islands
       and other relevant jurisdiction to be held]

5.c    Authorize the Directors of the Company, conditional       Mgmt          For                            For
       upon the passing of Resolutions 5.A and 5.B,
       to allot, issue or otherwise deal with securities
       of the Company pursuant to Resolution 5.A as
       specified, is extended by the addition thereto
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5.B as specified,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of this resolution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LAND LTD                                                                            Agenda Number:  701590778
--------------------------------------------------------------------------------------------------------------------------
    Security:  G81151113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Second Further Injection           Mgmt          For                            For
       as specified and the transactions contemplated
       there under; and authorize the Directors of
       the Company [Director(s)] to do all such further
       acts and things and execute such further documents
       and take all steps which in their opinion may
       be necessary, desirable or expedient to implement
       and/or give effect to the Second Further Injection
       and all other transactions contemplated there
       under with any changes as such Directors may
       consider necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416477
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the STDM Transactions [including without         Mgmt          For                            For
       limitation the Commission, the STDM Ticket
       Purchases and the Discount] pursuant to the
       terms and conditions of the STDM Agency Agreement
       as amended by the SAA Extension, as specified,
       together with the STDM Commissions payable
       by Shun Tak-China Travel Shipping Investments
       Limited ['STCTS'] to Sociedade de Turismo e
       Diversoes de Macau S.A. ['STDM'] during the
       3 FYs ending 31 DEC 2008, 2009 and 2010 shall
       not exceed HKD 26 million, HKD 30.3 million
       and HKD 33.5 million respectively; the STDM
       Ticket Purchases during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       544.5 million, HKD 634.6 million and HKD 701.2
       million respectively; the Discount granted
       by STCTS to STDM during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       27.2 million, HKD 31.7 million and HKD 35.1
       million respectively; and authorize the Directors
       [or a duly authorized committee thereof] to
       take all such steps to implement the same and
       to execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions of the STDM Transactions
       as they think fit

2.     Approve, the Fuel Arrangement [including without          Mgmt          For                            For
       limitation the Fuel Arrangement Fee] pursuant
       to the terms and conditions of the Fuel Arrangement
       Agreement as amended by the FAA Extension,
       as specified, together with the Increased Cap
       and the annual cap of Fuel Arrangement Fee
       payable by STCTS to STDM during the FY ending
       31 DEC 2007 be increased to HKD 350 million;
       the Fuel Arrangement Fee payable by STCTS to
       STDM during the 3 FYs ending 31 DEC 2008, 2009
       and 2010 shall not exceed HKD 518.4 million,
       HKD 641.3 million and HKD 802.1 million respectively;
       and authorize the Directors [or a duly authorized
       committee thereof] to take all such steps to
       implement the same and to execute all documents
       or deeds as they may consider necessary or
       appropriate in relation thereto and to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Fuel Arrangement as they
       may think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416489
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisitions of the HHL-Nomusa Sale           Mgmt          For                            For
       Share, the HHL-NCPM Sale Share and the HHL-NTGPM
       Sale Share [as specified] [the 'HHL Acquisition'],
       on the terms of and subject to the conditions
       of the conditional Sale and Purchase Agreement
       dated 25 JUN 2007 between Ace Wonder Limited,
       an indirect wholly-owned subsidiary of the
       Company [the Purchaser], Hopewell Properties
       [B.V.I.] Limited [HPL], Hopewell Holdings Limited
       [HHL] and the Company, as amended and supplemented
       by the supplemental agreement dated 20 AUG
       2007 to extend the long stop date of the HHL
       Acquisition to 28 DEC 2007 [together the HHL
       Agreement, as specified and which were produced
       to the meeting], pursuant to which the Purchaser
       agreed to acquire and HPL agreed to sell and/or
       procure the sale of the HHL-Nomusa Sale Share,
       the HHL-NCPM Sale Share and the HHL-NTGPM Sale
       Share, and the Company and HHL agreed to guarantee
       the obligations of the Purchaser and HPL respectively
       under the HHL Agreement; and authorize the
       Directors [or a duly authorised Committee thereof]
       to take all such steps to implement the HHL
       Agreement and the transactions thereunder to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions as they think
       fit

2.     Approve the acquisitions of the STDM-Fast Shift           Mgmt          For                            For
       Sale Share and the STDM-Fast Shift Loans [as
       specified] [the STDM Acquisition], on the terms
       of and subject to the conditions of the conditional
       Sale and Purchase Agreement dated 26 JUN 2007
       [the STDM Agreement] between the Purchaser,
       Rapid Success Investments Limited [Rapid Success],
       Sociedade de Turismo e Diversoes de Macau,
       S.A. [STDM] and the Company [as specified],
       pursuant to which the Purchaser agreed to acquire
       and Rapid Success agreed to sell the STDM-Fast
       Shift Sale Share and the STDM-Fast Shift Loans
       and the Company and STDM agreed to guarantee
       the obligations of the Purchaser and Rapid
       Success respectively under the STDM Agreement;
       and authorize the Directors [or a duly authorised
       Committee thereof] to take all such steps to
       implement the STDM Agreement and the transactions
       thereunder to execute all documents or deeds
       as they may consider necessary or appropriate
       in relation thereto and to make any changes,
       modifications, amendments, waivers, variations
       or extensions of such terms and conditions
       as they think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701560826
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the FYE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Dr. Ho Hung Sun, Stanely as a Director           Mgmt          Against                        Against
       of the Company

3.2    Re-elect Ms. Ho Chiu King, Pansy as a Director            Mgmt          For                            For
       of the Company

3.3    Re-elect Mr. Chan Wai Lun, Anthony as a Director          Mgmt          Against                        Against
       of the Company

3.4    Re-elect Mr. Ho Hau Chong, Norman as a Director           Mgmt          For                            For
       of the Company

4.     Re-appoint H.C. Watt & Company as the Auditors            Mgmt          For                            For
       and approve to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on Share Repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.I    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B of the Companies Ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       any rights of subscription or conversion rights
       under any warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.II   Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       6.I in respect of the share capital of the
       Company referred to in such resolution

7.     Approve, until the shareholders of the Company            Mgmt          For                            For
       in AGM otherwise determines, the Directors'
       fees for the FYE 31 DEC 2008 at HKD 200,000
       be payable for each Independent Non-Executive
       Director and HKD 5,000 for each other Director;
       other Directors' remuneration to be fixed by
       the Board of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 SIGMA PHARMACEUTICALS LTD                                                                   Agenda Number:  701552665
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8484A107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000SIP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman's address and presentation by the Managing       Non-Voting
       Director and Chief Executive Officer

2.     Receive the Company's financial report and the            Non-Voting
       Directors' and Auditor's report for the YE
       31 JAN 2008

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       JAN 2008

4.A    Re-elect Mr. David Bayes as a Director in accordance      Mgmt          For                            For
       with Rules 3.3 and 3.6 of the Company's Constitution

4.B    Re-elect Mr. Douglas Curlewis as a Director               Mgmt          For                            For
       in accordance with Rules 3.3 and 3.6 of the
       Company's Constitution

4.C    Re-elect Dr. John Stocker AO as a Director in             Mgmt          For                            For
       accordance with Rules 3.3 and 3.6 of the Company's
       Constitution

4.D    Re-elect Mr. William Scott as a Director in               Mgmt          For                            For
       accordance with Rules 3.3 and 3.6 of the Company's
       Constitution

5.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       10.14, to grant Performance Rights to the Managing
       Director and Chief Executive Officer, Mr. Elmo
       de Alwis, on the specified terms

S.6    Approve, under Section 260B(2) of the Corporations        Mgmt          For                            For
       Act, to the guarantor accession arrangements
       to be entered into each Orphan Subsidiary and
       all other financial assistance under Section
       260A of the Corporation Acts, as specified




--------------------------------------------------------------------------------------------------------------------------
 SIMS GROUP LTD                                                                              Agenda Number:  701390863
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8505L116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Nov-2007
        ISIN:  AU000000SGM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the related Directors' report, Directors'
       declaration and Auditor's report

2.1    Re-elect Mr. Ross Cunningham as a Executive               Mgmt          For                            For
       Director of the Company, who retires in rotation
       at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.2    Re-elect Mr. Christopher Renwick as a Non-Executive       Mgmt          For                            For
       Director of the Company, who retires at the
       AGM in accordance with the Company's Constitution
       and the ASX Listing Rules

2.3    Re-elect Mr. Mike Iwanaga as a Non-Executive              Mgmt          For                            For
       Director of the Company, who retires at the
       AGM in accordance with the Company's Constitution
       and the ASX Listing Rules

       Mr. Geoffrey Brunsdon, who retires by rotation            Non-Voting
       at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules, has
       informed the Company that he will not be standing
       for re-election

       Dr. Robert Every has informed the Company that            Non-Voting
       he will be retiring at the conclusion of the
       AGM

S.3    Amend the Constitution in relation to Hugo Neu            Mgmt          For                            For
       Corporation, as specified

S.4    Amend the Constitution in relation to Mitsui              Mgmt          Against                        Against
       & Co., as specified

5.     Approve, in accordance with Clause 21.1(a) of             Mgmt          For                            For
       the Company's Constitution and ASX Listing
       Rule 10.17, to increase the maximum aggregate
       cash remuneration which may be paid to the
       Directors (other than Executive Directors)
       for services rendered as Directors, by AUD
       1,000,000 from AUD 1,500,000 to AUD 2,500,000
       per annum

6.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 for, the issue of 224,534 performance
       rights to Mr. Jeremy Sutcliffe, the Group Chief
       Executive, effective 25 SEP 2007 and the issue
       of any Sims Group Limited ordinary shares upon
       the exercise of those performance rights, in
       the Company under the terms of the Sims Group
       Long Term Incentive Plan, as specified

7.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 for, the issue of 66,847 performance
       rights to Mr. Ross Cunningham, Executive Director,
       effective 25 SEP 2007 and the issue of any
       Sims Group Limited ordinary shares upon the
       exercise of those performance rights, in the
       Company under the terms of the Sims Group Long
       Term Incentive Plan, as specified

8.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007 [as set out in Directors' Report]




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LAND LTD                                                                          Agenda Number:  701521216
--------------------------------------------------------------------------------------------------------------------------
    Security:  V80978113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Memorandum of Association of the Company        Mgmt          Against                        Against
       as specified and adopt the new Articles of
       Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LAND LTD                                                                          Agenda Number:  701530479
--------------------------------------------------------------------------------------------------------------------------
    Security:  V80978113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2007

2.     Declare a final dividend of 20 cents per share            Mgmt          For                            For
       tax exempt [1-tier][2006: first and final dividend
       of 20 % per share and a special dividend of
       25 cents per share, less Singapore Income Tax
       at 18% for the YE 31 DEC 2007

3.     Approve the Director's fees of SGD 315,250 for            Mgmt          For                            For
       the YE 31 DEC 2007 [2006: SGD 297,314]

4.A    Re-elect Mr. Antonio L. Go as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 109
       of the Company's Articles of Association

4.B    Re-elect Mr.  Roberto R. Romulo as a Director,            Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company's Articles of Association

4.C    Re-elect Mr. Alvin Yeo Khirn Hai as a Director,           Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company's Articles of Association

5.A    Re-appoint Mr. Wee Cho Yaw as a Director, who             Mgmt          Against                        Against
       retires under Section 153 (6) of the Companies
       Act, Capter 50, until the next AGM

5.B    Re-appoint Mr. John Gokongwei Jr as a Director,           Mgmt          Against                        Against
       who retires under Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

5.C    Re-appoint Mr. Tan Boon Teik as a Director,               Mgmt          For                            For
       who retires under Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

5.D    Re-appoint Mr. Hwang Soo Jin as a Director,               Mgmt          For                            For
       who retires under Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

5.E    Re-appoint Mr. Gabriel C. Singson, as a Alternate         Mgmt          Against                        Against
       Director to Mr. Perry L. Pe, who retires under
       pursuant to Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          Against                        Against
       the Auditors and authorize the Directors to
       fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited [SGX-ST Listing
       Manual], to issue shares [including the issue
       of shares pursuant to offers, agreements or
       options made or granted by the Company] and
       convertible securities [including the making
       and granting of offers, agreements or options
       which would or which might require shares to
       be issued or allotted], the aggregate number
       of shares and convertible securities issued
       pursuant to this resolution to shareholders
       on a pro rata basis not exceeding 50% of the
       issued share capital of the Company, and under
       circumstances where Members of the Company
       are not given an opportunity to participate
       in such an issue, offer, agreement or option
       referred to as specified, not exceeding 20%
       of the issued share capital of the Company;
       and the percentage of issued share capital
       shall be calculated based on the Company's
       issued share capital at the time of the passing
       of this resolution after adjusting for new
       shares arising from the conversion or exercise
       of convertible securities or exercising share
       options or vesting of share awards outstanding
       or substituting at the time of the passing
       of this resolution in compliance with Part
       VIII of Chapter 8 of the SGX-ST Listing Manual,
       and any subsequent consolidation or subdivision
       of shares; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       as required by Law to be held]

8.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE PETROLEUM CO LTD                                                                  Agenda Number:  701529363
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8120K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1A07000569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007

2.     Declare a final tax exempt one-tier dividend              Mgmt          For                            For
       of 40 cents per share for the FYE 31 DEC 2007

3.     Approve the Directors' fees of SGD264,000 for             Mgmt          For                            For
       the YE 31 DEC 2007

4.A    Re-elect Mr. Koh Ban Heng as a Director who               Mgmt          For                            For
       retire pursuant to Article 109 of the Company's
       Articles of Association

4.B    Re-elect Mr. Geoffrey John King as a Director             Mgmt          For                            For
       who retire pursuant to Article 109 of the Company's
       Articles of Association

4.C    Re-elect Dr. Chin Wei-Li, Audrey Marie as a               Mgmt          For                            For
       Director who retire pursuant to Article 109
       of the Company's Articles of Association

5.     Re-elect Mr. Bertie Cheng Shao Shiong as a Director,      Mgmt          For                            For
       pursuant to Section 153(6), to hold office
       from the date of this AGM until the next AGM

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       or otherwise acquire the shares in the capital
       of the Company [the Shares] not exceeding in
       aggregate the prescribed limit [means 10% of
       the total number of issued shares], at such
       price(s) as may be determined by the Directors
       of the Company from time to time up to the
       maximum price [not exceeding: (i) in the case
       of a Market Purchase: 105 per cent of the Average
       Closing Price; (ii) in the case of an Off-Market
       Purchase: 120 per cent of the Average Closing
       Price], whether by way of: (i) market purchases
       [each a Market Purchase] on the Singapore Exchange
       Securities Trading Limited [SGX-ST]; and/or
       (ii) off-market purchases [each an Off-Market
       Purchase] effected otherwise than on the SGX-ST
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       of the Company as they consider fit, which
       scheme(s) shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       approve in accordance with all other provisions
       of the Companies Act and listing rules of the
       SGX-ST as may for the time being be applicable,
       [the Share Buyback Mandate]; [Authority expires
       at the date on which the next AGM of the Company
       is held or the date on which the share buybacks
       are carried out to the full extent mandated];
       to complete and do all such acts and things
       as they may consider expedient or necessary
       to give effect to the transaction

8.     Authorize the Directors of the Company to: (a)            Mgmt          For                            For
       issue Shares [as defined in Resolution 7 above]
       in the capital of the Company whether by way
       of rights, bonus or otherwise, including any
       capitalization pursuant to Article 151 of the
       Company's Articles of Association of any sum
       for the time being standing to the credit of
       any of the Company's reserve accounts or any
       sum standing to the credit of the profit and
       loss account or otherwise available for distribution;
       and/or (b) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require Shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       that the authority so conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while the authority was in
       force, provided that: (i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution and including Shares which
       may be issued pursuant to any adjustments effected
       under any relevant Instrument], does not exceed
       50 % of the total number of issued shares excluding
       treasury shares, in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (ii) below], of which the aggregate number
       of shares to be issued other than on a pro
       rata basis to existing shareholders of the
       Company [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution and including Shares which
       may be issued pursuant to any adjustments effected
       under any relevant Instrument] does not exceed
       20 % of the total number of issued shares excluding
       treasury shares in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (ii) below]; (ii) for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (i) above, the percentage
       of total number of issued shares excluding
       treasury shares in the capital of the Company
       shall be calculated based on the total number
       of issued shares excluding treasury shares
       in the capital of the Company as at the date
       of the passing of this resolution after adjusting
       for: (a) new shares arising from the conversion
       or exercise of convertible securities or Employee
       share options on issue as at the date of the
       passing of this resolution; and (bb) any subsequent
       consolidation or sub-division of shares; (iii)
       in exercising the power to make or grant Instruments
       [including the making of any adjustments under
       the relevant Instrument], the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       at the conclusion of the next AGM of the Company
       or the date by which the next AGM is required
       by law to be held]

9.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the SPC
       Share Option Scheme 2000 and/or to grant awards
       in accordance with the provisions of the SPC
       Restricted Share Plan and/or the SPC Performance
       Share Plan; and  given to the Directors to
       exercise full powers of the Company to issue,
       allot or otherwise dispose of shares in the
       capital of the Company as may be required to
       be issued, allotted or disposed, in connection
       with or pursuant to the exercise of the options
       granted under the SPC Share Option Scheme 2000
       and/or such number of Shares as may be required
       to be issued or allotted pursuant to the vesting
       of awards under the SPC Restricted Share Plan
       and/or the SPC Performance Share Plan; provided
       that the aggregate number of Shares to be issued
       and allotted pursuant to the SPC Share Option
       Scheme 2000, the SPC Restricted Share Plan
       and the SPC Performance Share Plan shall not
       exceed 15% of the total number of issued shares
       excluding treasury shares in the capital of
       the Company from time to time

10.    Authorize the Company, its subsidiaries and               Mgmt          For                            For
       target associated Companies or any of them,
       for the purposes of Chapter 9 of the listing
       manual [Chapter 9] of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       or any of them, to enter into any of the transactions
       falling within the types of interested person
       transactions, as set out in the Company's Circular
       to shareholders dated 30 MAY 1997 [the Circular]
       and as amended by shareholders' resolutions
       on 21 JUN 1999 and 14 MAY 2003 [collectively
       the Updates to the Circular], with any party
       who is of the class of interested persons described
       in the Circular as amended by the updates to
       the Circular, provided that such transactions
       are carried out in the ordinary course of business,
       on normal commercial terms and in accordance
       with the guidelines and review procedures for
       interested person transactions as set out in
       the Circular and amended by the updates to
       the Circular [the Shareholders' Mandate]; [Authority
       expires earlier the conclusion of the next
       AGM of the Company or the date by which the
       next AGM is required by law to be held]; authorize
       the Directors of the Company be to complete
       and do all such acts and things [including,
       without limitation, executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the shareholders' mandate
       and/or this resolution

11.    Transact any other business                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701636891
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8120Z103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       FYE 31 MAR 2008, and the Directors' report
       and the Independent Auditor's report thereon

2.     Declare a final tax exempt 1-tier dividend of             Mgmt          For                            For
       2.5 cents per ordinary share in respect of
       the FYE 31 MAR 2008

3.     Re-elect Mr. Lim Ho Kee as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with Article 91 of
       the Company's Articles of Association

4.     Re-elect Mr. Kenneth Michael Tan Wee Kheng as             Mgmt          For                            For
       a Director, who retires by rotation in accordance
       with Article 91 of the Company's Articles of
       Association

5.     Re-elect Mr. Tan Yam Pin as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Article
       91 of the Company's Articles of Association

6.     Re-elect Mr. Lim Eng as a Director, who retires           Mgmt          Against                        Against
       by rotation in accordance with Article 97 of
       the Company's Articles of Association

7.     Re-elect Mr. Wilson Tan Wee Yan as a Director,            Mgmt          Against                        Against
       who retires by rotation in accordance with
       Article 97 of the Company's Articles of Association

8.     Approve Directors' fees payable by the Company            Mgmt          For                            For
       of SGD 636,006 for the FYE 31 MAR 2008

9.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

       Transact any other business                               Non-Voting

10.    Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors of the Company while this
       Resolution is in force, provided that: the
       aggregate number of shares to be issued pursuant
       to this Resolution [including shares to be
       issued in pursuance of Instruments made or
       granted pursuant to this Resolution] does not
       exceed 50% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph (II) below], of which the
       aggregate number of shares to be issued other
       than on a pro rata basis to shareholders of
       the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10 % of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (II) below]; [subject to such manner of calculation
       as may be prescribed by the SGX-ST] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph
       (I) above, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue or consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

11.    Approve the Directors to offer and grant options          Mgmt          For                            For
       [Options] in accordance with the provisions
       of the Singapore Post Share Option Scheme [Share
       Option Scheme] and to allot and issue from
       time to time such number of shares as may be
       required to be issued pursuant to the exercise
       of the Options under the Share Option Scheme,
       provided that the aggregate number of shares
       to be issued pursuant to the Share Option Scheme
       shall not exceed 5 % of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701636904
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8120Z103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited (SGX-ST),
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; [Authority expires at the conclusion
       of the next AGM of the Company]; the Directors
       of the Company to complete and do all such
       acts and things as they and/or he may consider
       expedient or necessary or in the interests
       of the Company to give effect to the shareholders
       mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the Maximum Limit,
       as specified at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price, whether by way
       of :i) market purchase(s) on the SGX-ST and/or
       any other stock exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or ii) off-market purchase(s)
       [if effected otherwise than on the SGX-ST or,
       as the case may be, Other Exchange] in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, approve the other exchange
       as may for the time being be applicable and
       to the Share Purchase Mandate may be exercised
       by the Directors at any time and form time
       to time during the period commencing from the
       date of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SINO-I TECHNOLOGY LTD                                                                       Agenda Number:  701564622
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y80235149                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  HK0250031678
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Luo Ning as a Director of the Company        Mgmt          Against                        Against

2.B    Re-elect Mr. Huang Yaowen as a Director of the            Mgmt          For                            For
       Company

2.C    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint the retiring Auditors and authorize            Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or deal with additional shares in the
       capital of the Company, and to allot, issue
       or grant securities convertible into such shares,
       or options, warrants or similar rights to subscribe
       for any such shares or such convertible securities
       and to make or grant offers, agreements and
       options during the relevant period, not exceeding
       20% of the nominal amount of the issued share
       capital of the Company on the date of this
       resolution, otherwise than pursuant to: i)
       a Rights Issue; ii) any scrip dividend or similar
       arrangement; iii) an issue of shares under
       any option scheme or similar arrangement; or
       iv) an issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares in the Company; [Authority expires the
       earliest of the conclusion of the AGM of the
       Company or the expiration of the period within
       which the next AGM of the Company is required
       by law or the Articles of Association of the
       Company to be held]

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange], in accordance with all
       applicable laws and the regulations of the
       rules governing the listing of securities on
       the Stock Exchange as amended from time to
       time, not exceeding 10% of the nominal amount
       of the issued share capital of the Company
       on the date of this resolution; [Authority
       expires the earliest of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by law or the Articles of Association
       of the Company to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       number 4 and 5 as specified, to extend the
       general mandate granted to the Directors of
       the Company, to issue and dispose of additional
       shares pursuant to Resolution 4 as specified,
       by an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company pursuant to Resolution
       number 5 as specified, provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       on the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701429501
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  28-Dec-2007
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the Import Service Framework          Mgmt          For                            For
       Agreement [as specified] and the execution
       thereof and implementation of all transactions
       thereunder; approve the proposed maximum aggregate
       annual values of the transactions under the
       Import Service Framework Agreement as specified
       and authorize the Directors of the Company
       to sign, execute, perfect and deliver all such
       documents and do all such deeds, acts, matter
       and things as they may in their absolute discretion
       consider necessary or desirable for the purpose
       of or in connection with the implementation
       of the Import Service Framework Agreement and
       all transactions and other matters contemplated
       thereunder or ancillary thereto, to waive compliance
       from and/or agree to any amendment or supplement
       to any of the provisions of the Import Service
       Framework Agreement which in their opinion
       is not of a material nature and to effect or
       implement any other matters referred to in
       this Resolution

2.     Approve and ratify the Fertilizer Purchase Agreement      Mgmt          For                            For
       as specified and the execution thereof and
       implementation of all transactions thereunder;
       approve the proposed maximum aggregate annual
       values of the transactions under the Fertilizer
       Purchase Agreement as specified, provided that
       the Company shall not be subject to such maximum
       aggregate annual values when the transaction
       contemplated under the Fertilizer Purchaser
       Agreement is no longer regarded as a connected
       transaction under the Listing Rules and authorize
       the Directors of the Company to sign, execute,
       perfect and deliver all such documents and
       do all such deeds, acts, matter and things
       as they may in their absolute discretion consider
       necessary or desirable for the purpose of or
       in connection with the implementation of the
       Fertilizer Purchase Agreement and all transactions
       and other matters contemplated thereunder or
       ancillary thereto, to waive compliance from
       and/or agree to any amendment or supplement
       to any of the provisions of the Fertilizer
       Purchase Agreement which in their opinion is
       not of a material nature and to effect or implement
       any other matters referred to in this Resolution

3.     Approve and ratify the Fertilizer Supply Agreement        Mgmt          For                            For
       as specified and the execution thereof and
       implementation of all transactions thereunder;
       approve the proposed maximum aggregate annual
       values of the transactions under the Fertilizer
       Supply Agreement as specified, provided that
       the Company shall not be subject to such maximum
       aggregate annual values when the transaction
       contemplated under the Fertilizer Supply Agreement
       is no longer regarded as a connected transaction
       under the Listing Rules and authorize the Directors
       of the Company to sign, execute, perfect and
       deliver all such documents and do all such
       deeds, acts, matter and things as they may
       in their absolute discretion consider necessary
       or desirable for the purpose of or in connection
       with the implementation of the Fertilizer Supply
       Agreement and all transactions and other matters
       contemplated thereunder or ancillary thereto,
       to waive compliance from and/or agree to any
       amendment or supplement to any of the provisions
       of the Fertilizer Supply Agreement which in
       their opinion is not of a material nature and
       to effect or implement any other matters referred
       to in this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701429513
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  28-Dec-2007
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Acquisition Agreement              Mgmt          For                            For
       [as specified] and the execution thereof and
       the Purchaser's Undertaking [as specified]
       and implementation of all transactions thereunder
       [including the Acquisition, the Lock-up Undertaking
       and the Voting Undertaking (as specified)];
       and authorize the Directors of the Company
       to sign, execute, perfect and deliver all such
       documents and do all such deeds, acts, matters
       and things as they may in their absolute discretion
       consider necessary or desirable for the purpose
       of or in connection with the implementation
       of the Acquisition Agreement and the Purchaser's
       Undertaking and all transactions and other
       matters contemplated thereunder or ancillary
       thereto, to waive compliance from and/or agree
       to any amendment or supplement to any of the
       provisions of the Acquisition Agreement which
       in their opinion is not of a material nature
       and to effect or implement any other matters
       referred to in this resolution

2.     Approve: and ratify the Subscription Agreement            Mgmt          For                            For
       [as specified] and the execution thereof and
       implementation of all transactions thereunder;
       conditional upon the Listing Committee of The
       Stock Exchange of Hong Kong Limited granting
       the listing of, and the permission to deal
       in, the Subscription Shares [as specified],
       the issue and allotment of the Subscription
       Shares; and authorize the Directors of the
       Company to sign, execute, perfect and deliver
       all such documents and do all such deeds, acts,
       matters and things as they may in their absolute
       discretion consider necessary or desirable
       for the purpose of or in connection with the
       implementation of the Subscription Agreement
       and all transactions and other matters contemplated
       thereunder or ancillary thereto, to waive compliance
       from and/or agree to any amendment or supplement
       to any of the provisions of the Subscription
       Agreement which in their opinion is not of
       a material nature and to effect or implement
       any other matters referred to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701430162
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  28-Dec-2007
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Tianji Acquisition Agreement       Mgmt          For                            For
       [as specified] and the execution thereof and
       implementation of all transactions thereunder;
       and authorize the Directors of the Company
       to sign, execute, perfect and deliver all such
       documents and do all such deeds, acts, matters
       and things as they may in their absolute discretion
       consider necessary or desirable for the purpose
       of or in connection with the implementation
       of the Tianji Acquisition Agreement and all
       transactions and other matters contemplated
       thereunder or ancillary thereto, to waive compliance
       from and/or agree to any amendment or supplement
       to any of the provisions of the Tianji Acquisition
       Agreement which in their opinion is not of
       a material nature and to effect or implement
       any other matters referred to in this resolution

2.     Approve and ratify the Shandong Acquisition               Mgmt          For                            For
       Agreement [as specified] and the execution
       thereof and implementation of all transactions
       thereunder; and authorize the Directors of
       the Company to sign, execute, perfect and deliver
       all such documents and do all such deeds, acts,
       matters and things as they may in their absolute
       discretion consider necessary or desirable
       for the purpose of or in connection with the
       implementation of the Shandong Acquisition
       Agreement and all transactions and other matters
       contemplated thereunder or ancillary thereto,
       to waive compliance from and/or agree to any
       amendment or supplement to any of the provisions
       of the Shandong Acquisition Agreement which
       in their opinion is not of a material nature
       and to effect or implement any other matters
       referred to in this resolution

3.     Approve: and ratify the Fertilizer Purchase               Mgmt          For                            For
       Framework Agreement [as specified] and the
       execution thereof and implementation of all
       transactions thereunder; and the proposed maximum
       aggregate annual values of the transactions
       under the Fertilizer Purchase Framework Agreement
       as specified; and authorize the Directors of
       the Company to sign, execute, perfect and deliver
       all such documents and do all such deeds, acts,
       matters and things as they may in their absolute
       discretion consider necessary or desirable
       for the purpose of or in connection with the
       implementation of the Fertilizer Purchase Framework
       Agreement and all transactions and other matters
       contemplated thereunder or ancillary thereto,
       to waive compliance from and/or agree to any
       amendment or supplement to any of the provisions
       of the Fertilizer Purchase Framework Agreement
       which in their opinion is not of a material
       nature and to effect or implement any other
       matters referred to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701578974
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditors of the Company
       for the YE 31 DEC 2007

2.     Approve and declare a final dividend for the              Mgmt          For                            For
       YE 31 DEC 2007

3.A    Re-elect Mr. Liu De Shu as a Non-Executive Director       Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       to fix his remuneration

3.B    Re-elect Mr. Harry Yang as an Executive Director          Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       to fix his remuneration

3.C    Re-elect Mr. Ko Ming Tung, Edward as an Independent       Mgmt          For                            For
       Non-Executive Director of the Company and authorize
       the Board of Directors to fix his remuneration

3.D    Re-elect Mr. Tang Tin Sek as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company and authorize
       the Board of Directors to fix his remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM of the Company and authorize
       the Board of Directors to fix their remuneration

5.     Amend the terms of Share Option Scheme of the             Mgmt          For                            For
       Company adopted on 26 AUG 2002 by deleting
       the existing Clause 6.03(a) in its entirety
       and substituting therefore the specified new
       Clause 6.03(a)

6.     Authorize the Directors of the Company ['Directors']      Mgmt          For                            For
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company ['Shares'] or
       securities convertible into Shares or options,
       warrants or similar rights to subscribe for
       shares or such convertible securities and to
       make or grant offers, agreements and options
       which would or might require the exercise of
       such power, during and after the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the ordinary share capital of the
       Company in issue as at the date of passing
       of this resolution, otherwise than pursuant
       to: i) a rights issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares; iii) the exercise of any option
       granted under any Option Scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or right to acquire shares; or iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on the shares in
       accordance with the Byelaws of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Bye-laws of the Company to be held]

7.     Authorize the Directors of Company ['Directors']          Mgmt          For                            For
       to repurchase ordinary shares of the Company
       ['Shares'] on The Stock Exchange of Hong Kong
       Limited or on any other stock exchange on which
       the shares may be listed and recognized by
       the Securities and Futures Commission and The
       Stock Exchange of Hong Kong Limited for this
       purpose, and subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the ordinary share capital of the Company
       in issue as at the date of passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Bye-laws of the Company to be held]

8.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       Numbered 6 and 7 as specified, to extend the
       general mandate granted to the Directors of
       the Company ['Directors'] to allot, issue and
       otherwise deal with ordinary shares of the
       Company pursuant to the Resolution 6 by the
       addition to the aggregate nominal amount of
       the ordinary share capital of the Company which
       may be allotted by the Directors pursuant to
       such general mandate, an amount representing
       the aggregate nominal amount of the ordinary
       share capital of the Company repurchased by
       the Company under the authority granted pursuant
       to the Resolution 7 as specified, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the ordinary share
       capital of the Company in issue as at the date
       of passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOLINK WORLDWIDE HOLDINGS LTD                                                             Agenda Number:  701557881
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8165B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BMG8165B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors of the Company
       and report of Independent Auditor of the Company
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Li Ningjun as a Director of the              Mgmt          Against                        Against
       Company

3.ii   Re-elect Mr. Chen Wei as a Director of the Company        Mgmt          Against                        Against

3.iii  Re-elect Mr. Law Sze Lai as a Director of the             Mgmt          Against                        Against
       Company

3.iv   Re-elect Mr. Tian Jin as a Director of the Company        Mgmt          Against                        Against

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of the Company

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       the remuneration of the Auditors

5.A    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 0.10 each in the share capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and is recognized
       by the Securities and Futures Commission of
       Hong Kong [Securities and Future Commission]
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and/or the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, the aggregate nominal amount
       of shares of the Company which may be repurchased
       by the Company shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       the Companies Act 1981 of Bermuda or any other
       applicable laws of Bermuda to be held]

5.B    Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited,
       during and after the relevant period, to allot,
       issue and deal with additional shares of HKD
       0.10 each in the capital of the Company and
       to make and grant offers, agreements and options
       the aggregate nominal amount of the share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       this resolution, otherwise than pursuant to:
       i) a rights issue; or ii) an issue of shares
       pursuant to the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities of the Company; or iii) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       of shares or rights to acquire shares of the
       Company; or iv) an issue of shares pursuant
       to any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Memorandum
       of Association and the Bye-laws of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or the Companies Act 1981 of Bermuda
       or any other applicable laws of Bermuda to
       be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B to grant the general mandate to
       the Directors of the Company, to allot, issue
       and deal with additional shares in the Company
       pursuant to Resolution 5.B extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.A, provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution

5.D    Approve, subject to conditional upon the Listing          Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the listing of and permission
       to deal in the ordinary shares of HKD 0.10
       each [Shares] in the capital of the Company
       [representing a maximum of 10% of the ordinary
       share of the Company in issue as at the date
       of passing of this resolution] which may be
       issued pursuant to the exercise of options
       granted under the Company's Share Option Scheme
       adopted on 24 MAY 2002 [Share Option Scheme],
       the 10% limit grant of options for refreshing
       under the Share Option Scheme provided that
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution; and authorize the Directors to
       do such act and execute such documents to effect
       the Refreshed Mandate Limit

5.E    Approve the amendments to the terms of the share          Mgmt          For                            For
       option scheme of Towngas China Company Limited
       [TCCL] adopted on 25 NOV 2007 [the TCCL Existing
       Share Option Scheme] as set out in the circular
       to the shareholders of TCCL dated 23 APR 2008,
       as specified and authorize the Board of Directors
       of the Company to do all such acts and to enter
       into all such transactions and arrangements
       as may be necessary or expedient in order to
       give effect to the amendments to the terms
       of the TCCL Existing Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701547664
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8165U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and reports of the Directors and
       the Auditors for the YE 31 DEC 2007

2.     Approve and declare a final dividend                      Mgmt          For                            For

3.A    Re-elect Mr. Zhu Jian Min as a Director                   Mgmt          For                            For

3.B    Re-elect Mr. Ye Zhi Jun as a Director                     Mgmt          For                            For

3.C    Re-elect Ms. Tam Wai Chu, Maria as a Director             Mgmt          For                            For

4.     Authorize the Directors to fix their remuneration         Mgmt          For                            For

5.     Appoint the Company's Auditors and authorize              Mgmt          For                            For
       the Directors to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to resolution, pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited during the relevant period
       to allot, issue and deal with unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to options
       or otherwise] by the Directors of the Company
       pursuant to i) the rights issue; ii) the exercise
       of any option under the share option scheme
       of the Company; iii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the By-Laws
       of the Company in force from time to time,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue on the date of the
       passing of this resolution; and the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of the passing of this
       resolution]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or expiration of the period within which the
       next AGM of the Company is required by the
       By-Laws of the Company, the Companies Act 1981
       of Bermuda [as amended] or any other applicable
       law of Bermuda to be held]

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its shares on the Stock Exchange of Hong Kong
       Limited or any other stock exchange's on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       and the Stock Exchange of Hong Kong Limited
       for such purpose, and otherwise in accordance
       with the rules and regulations of the Securities
       and Futures Commission, the Stock Exchange
       of Hong Kong Limited, the Companies Act 1981
       of Bermuda [as amended] and all other applicable
       laws in this regard; the aggregate nominal
       amount of shares which may be purchased by
       the Company during the relevant period shall
       not exceed 10 % of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution
       and; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       By-Laws of the Company, the Companies Act 1981
       of Bermuda [as amended] or any other applicable
       law of Bermuda to be held]

8.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the authority referred in Resolution 6 above
       in respect of the share capital of the Company
       referred in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SKY CITY ENTERTAINMENT GROUP LTD                                                            Agenda Number:  701380848
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8513Z115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  NZSKCE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Re-elect Mr. Rod McGeoch as a Director, who               Mgmt          For                            For
       retires from office at the meeting

2.     Re-elect Mr. Bill Trotter as a Director for               Mgmt          For                            For
       a further term of 1 year, who retires from
       office at the meeting

3.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of the Auditor of the Company




--------------------------------------------------------------------------------------------------------------------------
 SKY NETWORK TELEVISION LTD                                                                  Agenda Number:  701381535
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8514Q130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  NZSKTE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Board to fix their remuneration

2.     Elect Mr. Michael Miller as a Director                    Mgmt          For                            For

3.     Elect Mr. John Hart as a Director                         Mgmt          For                            For

4.     Authorize the repurchase of up to 19.46 million           Mgmt          For                            For
       shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 SMARTONE TELECOMMUNICATIONS  HLDGS LTD                                                      Agenda Number:  701386509
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8219Z105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  BMG8219Z1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of Directors and Auditors for
       the YE 30 JUN 2007

2.A    Approve the final dividend of HKD 0.27 per share          Mgmt          For                            For
       in respect of the YE 30 JUN 2007

2.B    Approve the special cash dividend of HKD 0.85             Mgmt          For                            For
       per share

3.i.a  Re-elect Mr. Douglas Li as a Director of the              Mgmt          Against                        Against
       Company

3.i.b  Re-elect Mr. Patrick Kai-lung Chan as a Director          Mgmt          Against                        Against
       of the Company

3.i.c  Re-elect Mr. Wing-chung Yung as a Director of             Mgmt          Against                        Against
       the Company

3.i.d  Re-elect Dr. Eric Ka-cheung Li as a Director              Mgmt          Against                        Against
       of the Company

3.i.e  Re-elect Mr. Leung-sing Ng as a Director of               Mgmt          For                            For
       the Company

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       fees of the Directors

4.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the share capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       otherwise than pursuant to: i) a Rights Issue;
       or ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any scrip dividend or similar arrangement;
       or iv) the share option scheme of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by applicable Law of
       Bermuda and the Company's Byelaws to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Hong Kong Code on share repurchases for such
       purposes, subject to and in accordance with
       all applicable laws, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by applicable Law of Bermuda and the
       Company's Byelaws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       shares pursuant to Resolution 5, by the addition
       to the aggregate nominal amount of the share
       capital repurchased pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 SOLOMON SYSTECH (INTERNATIONAL) LTD                                                         Agenda Number:  701536558
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82605109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  KYG826051099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a    Re-elect Mr. Huang Hsing Hua as a Director                Mgmt          For                            For

3.b    Re-elect Mr. Chang Ching Yi, Steven as a Director         Mgmt          For                            For

3.c    Re-elect Mr. Wong Yuet Leung, Frankie as a Director       Mgmt          For                            For

3.d    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Appoint PricewaterhouseCoopers as the Independent         Mgmt          For                            For
       Auditor and authorize the Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] to repurchase issued shares in the
       capital of the Company on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other Stock Exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and/or requirements of the Stock Exchange or
       any other stock exchange as amended from time
       to time during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or its Articles
       of Association to be held]

5.B    Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], subject to this resolution and
       without prejudice to the Resolution 5.C as
       specified, to allot, issue and deal with shares
       in the capital of the Company or securities
       convertible into shares or options, warrants
       or similar rights to subscribe for any shares
       in the Company and to make or grant offers,
       agreements and options which might require
       the exercise of such power during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly, otherwise than pursuant
       to: i) a rights issue; ii) the exercise of
       the rights of subscription or conversion under
       the terms of any securities or bonds which
       are convertible into any shares in the capital
       of the Company; iii) any options granted or
       issue of shares under any share option scheme
       or similar arrangement for the time being adopted
       by the Company; or iv) any scrip dividend schemes
       or similar arrangements providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law or its Articles of Association
       to be held]

5.C    Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 5.A and 5.B, to add the aggregate
       nominal amount of the shares in the Company
       which are repurchased by the Company pursuant
       to and in accordance wit the said Resolution
       numbered 5.A, to the aggregate nominal amount
       of the shares in the Company that may be allotted,
       issued or dealt with or agreed conditionally
       or unconditionally by the Directors of the
       Company pursuant to and in accordance with
       the said Resolution 5.B




--------------------------------------------------------------------------------------------------------------------------
 SONIC HEALTHCARE LIMITED                                                                    Agenda Number:  701399013
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8563C107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000SHL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report of the Company,              Non-Voting
       the Directors' report and the Auditor's report
       for the FYE 30 JUN 2007

1.     Re-elect Dr. Philip Dubois as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 71 of the Company's Constitution

2.     Re-elect Dr. Hugh Scotton as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with Article
       71 of the Company's Constitution

3.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2007

4.     Approve, for the purposes of Listing Rule 7.4             Mgmt          For                            For
       of the Listing Rules of ASX Limited, to issue
       28,169,015 full paid ordinary shares at an
       issue price of AUD 14.20 each to Institutional
       and Other Professional or Sophisticated Investors
       on 30 AUG 2007, by way of a placement




--------------------------------------------------------------------------------------------------------------------------
 SP AUSNET                                                                                   Agenda Number:  701410350
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8604X102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  AU000000SPN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Authorize the Group: for the purpose of Section           Mgmt          No vote
       208 of the Corporations Act, ASX Listing Rule
       10.1 and for all other purposes, to give financial
       benefits to, and acquiring substantial assets
       from SPI, pursuant to the terms of the SSPA;
       for the purpose of Section 208 of the Corporations
       Act and for all other purposes, to give any
       financial benefits to SPIMS which may arise
       pursuant to the increase in fees payable under
       the Management Services Agreement and to any
       amendments to the Management Service Agreement
       as specified; and for the purpose of ASX Listing
       Rule 10.11 and for all other purposes, to give
       for SP AusNet to issue to SPI up to such number
       of securities equal to 51% of the Institutional
       Placement

2.     Authorize SP AusNet; and the Directors of the             Mgmt          No vote
       SP Australia Networks (Distribution) Ltd, SP
       Australia Networks (Transmission) Ltd and SP
       Australia Networks (RE) Ltd [as responsible
       entity for SP Australia Networks (Finance)
       Trust] [the Directors], for the purposes of
       Singapore Law and all other purposes, to issue
       new securities pursuant to: the Entitlement
       Offer; the Institutional Placement; and the
       Hybrid Offer, on such terms and conditions,
       including without limitation, the offer price
       of such securities, as may be determined by
       the Directors in their absolute discretion
       in accordance with law and provided that the
       number of securities issued under the Institutional
       Placement will not exceed 15% of the number
       of securities that will be on issue immediately
       after the issue and allotment of all new securities
       under the Entitlement Offer

3.     Authorize SPI [and its associates], for the               Mgmt          No vote
       purposes of Section 611 Item 7 of the Corporations
       Act, to acquire relevant interests in issued
       securities of SP AusNet, provided that such
       acquisition: does not result in SPI or any
       of its associates increasing its voting power
       in SP AusNet to above 60%; and occurs as a
       result of SPI's participation in, or otherwise
       in connection with, the Entitlement Offer,
       the Institutional Placement or any other issue
       of securities conducted to fund the transaction

S.4    Authorize any Company that is or will be subsidiary       Mgmt          No vote
       of SP Australia Networks (Finance) Trust, SP
       Transmission or SP AusNet Distribution, for
       the purposes of section 260B(2) of the Corporations
       Act, providing financial assistance by, or
       which results from, or arises in connection
       with: entry into and performance under the
       following documents: the bridge financing facility
       of AUD 3,700 million; and the syndicated loan
       facility of AUD 2,500 million, [together the
       [Debt Facilities], under which the subsidiary
       will assume rights and obligations as a guarantor
       or obligor, including but not limited to the
       payment and satisfaction of any guaranteed
       liabilities [howsoever described] and the satisfaction
       of any other obligations therein; any guarantees
       by SPIAA and any subsidiaries of SPIAA in respect
       of any existing or future financial indebtedness
       of SPI Electricity and Gas Australia Holdings
       Pty Ltd; the entry into any documents including,
       without limitation, any guarantee, indemnity
       or credit support document or mechanism for,
       or in connection with, any refinancing, replacement,
       renewal or variation of all or any part of
       the Debt Facilities from time to time [whether
       by debt, equity, hybrid instrument or otherwise]
       [including any subsequent refinancings, replacements,
       renewals or variations thereafter]; the advancing,
       borrowing, making, paying or repaying shareholder
       loans or loans, distributions, dividends or
       capital payments between members of the SP
       AusNet Group or to repay funds, discharge obligations,
       or incur financial indebtedness as part of
       or in connection with the completion of the
       transaction or in respect of any matter arising
       out of or in relation to the above; and entry
       into document in any way connected with, or
       related to, any of the Debt facilities or transactions
       referred to above

S.5    Amend, the constitution of the SP Australia               Mgmt          No vote
       Networks (Finance) Trust in accordance with
       the provisions of the supplemental deed poll
       included as specified; and authorize the SP
       Australia Networks (RE) Ltd. to execute the
       supplemental deed poll and lodge it with the
       Australian Securities and Investments Commission
       to give effect to the constitution of the SP
       Australia Networks (Finance) Trust




--------------------------------------------------------------------------------------------------------------------------
 SPOTLESS GROUP LTD                                                                          Agenda Number:  701385684
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q86963107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  AU000000SPT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting
       of the Directors and the Auditor for the FYE
       30 JUN 2007

2.a    Re-elect Mr. David Davis as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Rule
       75 of the Constitution of the Company

2.b    Re-elect Mr. Geoffrey Ricketts as a Director,             Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 75 of the Constitution of the Company

2.c    Elect Mr. Peter Smedley as a Director, who retires        Mgmt          For                            For
       in accordance with Rule 73(3) of the Constitution
       of the Company

2.d    Elect Mr. Dean Pritchard as a Director, who               Mgmt          For                            For
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

2.e    Elect Ms. Bronwyn Morris as a Director, who               Mgmt          For                            For
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

S.4    Approve to renew Rules 48, 49 and 50 of the               Mgmt          For                            For
       Constitution of the Company and insert in the
       form as specified

S.5    Amend Rules 46 and 47 of the Constitution by              Mgmt          For                            For
       replacing them as specified

6.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of fees payable to Directors of AUD 1,250,000
       by AUD 350,000 to AUD 1,600,000




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701507848
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8152F132                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 DEC 2007
       and the Auditors' report therein

2.     Re-appoint Mr. Lim Chin Beng, who will retire             Mgmt          For                            For
       under Section 153[6] of the Companies act,
       Cap. 50 of Singapore, as a Director of the
       Company, to hold office from the date of this
       AGM until the next AGM of the Company

3.     Re-elect Mr. Tan Guong Ching as a Director,               Mgmt          Against                        Against
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

4.     Re-elect Mr. Steven Terrell Clontz as a Director,         Mgmt          Against                        Against
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

5.     Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          Against                        Against
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

6.     Re-elect Mr. Nihal Vijaya Devadas Kaviratne               Mgmt          For                            For
       CBE [Independent Member of Audit Committee]
       as a Director, who will retire by rotation
       pursuant to Article 93 of the Company's Articles
       of Association

7.     Re-elect Dr Nasser Marafih as a Director, who             Mgmt          Against                        Against
       will cease to hold office pursuant to Article
       99 of the Company's Articles of Association

8.     Approve the sum of SGD 950,066 as the Directors'          Mgmt          For                            For
       fees for the YE 31 DEC 2007

9.     Declare a final dividend of 4.5 cents per ordinary        Mgmt          For                            For
       share, tax exempt [one tier] for the FYE 31
       DEC 2007

10.    Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Authorize the Directors to: a] issue shares               Mgmt          For                            For
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or;
       make or grant offers, agreements or options
       [collectively, instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b] [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: [1] the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated below]; [2] [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [ SGX-ST ] for the purpose of determining
       the aggregate number of shares that may be
       issued above, the total number of issued shares
       [excluding treasury shares] shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company,
       at the time this resolution is passed, after
       adjusting for: [i] new shares arising from
       the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed; and
       [ii] any subsequent bonus issue, consolidation
       or subdivision of shares; [3] in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the listing manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority conferred by this resolution shall
       continue in force until the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held, whichever is the earlier]

12.    Authorize the Directors to allot and issue from           Mgmt          For                            For
       time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted under the StarHub Pte Ltd Share Option
       Plan

13.    Authorize the Directors to: offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the StarHub Share Option Plan 2004 [the "Share
       Option Plan") and/or to grant awards in accordance
       with the provisions of the StarHub Performance
       Share Plan [the "Performance Share Plan") and/or
       the StarHub Restricted Stock Plan [the "Restricted
       Stock Plan"] [the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the "Share Plans"]; and (b) allot and issue
       from time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       under the Share Option Plan and/or such number
       of fully paid ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that the aggregate
       number of ordinary shares to be issued pursuant
       to the StarHub Pte Ltd Share Option Plan and
       the Share Plans shall not exceed 15% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time.

       Transact such other business as may be transacted         Non-Voting
       at an AGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701507886
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8152F132                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the maximum limit [as specified], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price [as
       specified], whether by way of: a) market purchase[s]
       on the Singapore Exchange Securities Trading
       Limited [the SGX-ST] transacted through the
       SGX-ST's trading system and/or any other securities
       exchange on which the Shares may for the time
       being be listed and quoted [Other Exchange];
       b) off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, other exchange as may for the time being
       be applicable; to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution; [Authority expires conclusion
       of the next AGM of the Company is held and
       the date by which the next AGM of the Company
       is required by law to be held]

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in appendix 1 to the circular with
       any party who is of the class of interested
       persons described in appendix 1 to the circular,
       provided that such transactions are made on
       normal Commercial terms and in accordance with
       the review procedures for such interested person
       transactions; is given in the resolution 1
       [the Shareholders Mandate]; authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider,
       expedient or necessary or in the interests
       of the Company to give effect to the shareholders'
       mandate and/or this resolution; [Authority
       expires until the conclusion of the next AGM
       of the Company]




--------------------------------------------------------------------------------------------------------------------------
 STATS CHIPPAC LTD                                                                           Agenda Number:  701467272
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8162B113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  SG1I04877995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Article 10[A] of the Articles        Mgmt          For                            For
       of Association of the Company and subject to
       the approval of the High Court of the Republic
       of Singapore to reduce the issued share capital
       of the Company by the sum of up to USD 813
       million and that such reduction be effected
       by returning shareholders the capital amount
       [as specified] in cash for each issued ordinary
       shares in the capital of the Company held as
       at a books closure date [the Books Closure
       Date] to be determined by the directors and
       authorize the Directors and each of them to
       complete and do all such acts and things as
       they or he may be consider necessary or expedient
       to give effects to this resolution they or
       he may be deem fit




--------------------------------------------------------------------------------------------------------------------------
 STATS CHIPPAC LTD                                                                           Agenda Number:  701508117
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8162B113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1I04877995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements of the             Mgmt          For                            For
       Company for the FYE 30 DEC 2007, together with
       the reports of the Directors and the Auditors

2.A    Re-elect Mr. Tan Lay Koon as a Director, who              Mgmt          For                            For
       will retire pursuant to Article 94 of the Articles
       of Association of the Company

2.B    Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          For                            For
       who will retire pursuant to Article 94 of the
       Articles of Association of the Company

3.     Re-elect Mr. Phoon Siew Heng as a Director,               Mgmt          For                            For
       who will cease to hold office pursuant to Article
       99 of the Articles of Association of the Company

4.A    Re-appoint Mr. Charles R. Wofford as a Director,          Mgmt          For                            For
       to hold office from the date of this AGM until
       the next AGM of the Company, who will retire
       under Section 153(6) of the Companies Act,
       Chapter 50 of Singapore [the Companies Act]
       to hold office until the next AGM of the Company

4.B    Re-appoint Mr. R. Douglas Norby as a Director,            Mgmt          For                            For
       to hold office from the date of this AGM until
       the next AGM of the Company, who will retire
       under Section 153(6) of the Companies Act,
       Chapter 50 of Singapore [the Companies Act]
       to hold office until the next AGM of the Company

5.     Re-appoint PricewaterhouseCoopers as the Auditors,        Mgmt          For                            For
       to hold office until the conclusion of the
       next AGM of the Company at a remuneration to
       be determined by the Board of Directors upon
       the recommendation of the Audit Committee of
       the Board of Directors

6.     Approve the Directors' fees totaling approximately        Mgmt          For                            For
       USD 565,610 [approximately SGD 789,000 based
       on the exchange rate as of 29 FEB 2008] for
       the FYE 30 DEC 2007

7.     Approve the Directors' fees totaling approximately        Mgmt          For                            For
       USD 518,000 [approximately SGD 723,000 based
       on the exchange rate as of 29 FEB 2008] for
       the FYE 38 DEC 2008

8.A    Authorized the Directors that pursuant to section         Mgmt          For                            For
       161 of the Companies Act, to: allot and issue
       shares in the Company; and/or make or grant
       offers, agreements or options that might or
       would require shares to be issued, including
       but not limited to the creation and issue of
       warrants, debentures or other instruments convertible
       into shares, at any time and up on such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit, and notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force, issue shares
       pursuant to any instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued pursuant to
       instruments made or granted under this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       [including shares to be issued pursuant to
       instruments made or granted under this resolution]
       does not exceed 10% of the total number of
       issued shares in the capital of the Company
       for the purpose of determining the aggregate
       number of shares that may be issued under paragraph
       1 above, the total number of issued shares
       shall be based on the total number of issued
       shares in the capital of the Company, at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and any subsequent bonus
       issue, consolidation or subdivision of shares;
       [Authority expires on the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held, whichever is the earlier]1

8.B    Authorized Directors, pursuant to the STATS               Mgmt          For                            For
       Chip PAC Ltd. Substitute Share Purchase and
       Option Plan and the STATS Chip PAC Ltd. Substitute
       Equity Incentive Plan; to allot and issue from
       time to time such number of shares of the Company
       as may be required to be issued pursuant to
       the exercise of the options under the substitute
       plans

8.C    Authorize the Directors pursuant to the STATS             Mgmt          For                            For
       ChipPAC Ltd. Share Option Plan, as amended
       [the Share Option Plan], to allot and issue
       form time to time such number of shares of
       the Company as may be required to be issued
       pursuant to the exercise of the options under
       the Share Option Plan

8.D    Authorize the Directors pursuant to the STATS             Mgmt          For                            For
       ChipPAC Ltd. Restricted Share Plan [the RSP],
       to allot and issue from time to time such number
       of fully paid-up ordinary shares in the capital
       of the Company as may be required to be allotted
       and issued pursuant to the vesting of Restricted
       Share Units [RSUs], under the RSP, provided
       that the aggregate number of ordinary shares
       in the capital of the Company to be delivered
       under the RSP shall not exceed 50 million ordinary
       shares in the capital of the Company

8.E    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares each fully paid in the
       capital of the Company [Shares] [including
       shares represented by American Depository Shares
       [ADSs] not exceeding in aggregate the maximum
       percentage [issued shares [including shares
       representing by ADSs] representing 2.5% of
       the total number of issued ordinary shares
       of the Company] such price as may be determined
       by the Directors from time to time up to the
       maximum price [which shall not exceed 105%
       of the highest independent bid or the last
       independent transaction price, whichever is
       the highest, quoted on the SGX-ST at the time
       the purchase is effected], whether by way of
       : (a) market purchase(s) the Singapore Exchange
       Securities Trading Limited [SGX-ST], transacted
       through the SGX-ST's trading system; and/or
       (b) off-market purchase(s) [if effected otherwise
       than on the SGX-ST] in accordance with any
       equal access Scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which Scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise approve in accordance with all
       other laws and regulations as may for the time
       being be applicable [the Share Purchase Mandate];
       [Authority expires the date on which the next
       AGM of the Company is held; and the date by
       which the next AGM of the Company is required
       by law to be held]; and to complete and do
       all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transaction contemplated
       and/or authorized by this resolution

S.8.F  Amend the Article 90 of Articles of Association           Mgmt          For                            For

9.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 STRAITS TRADING CO LTD                                                                      Agenda Number:  701530570
--------------------------------------------------------------------------------------------------------------------------
    Security:  V88178104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SG1J49001550
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the report of the Directors          Mgmt          For                            For
       and the financial statements for the YE 31
       DEC 2007

2.A    Re-elect Mr. Tan Sri Dato Dr. Lin See Yan as              Mgmt          For                            For
       a Director, who retires by rotation pursuant
       to Article 99 of the Articles of Association
       of the Company

2.B    Re-elect Mr. Norman Ip Ka Cheung as a Director,           Mgmt          For                            For
       who retires by rotation pursuant to Article
       99 of the Articles of Association of the Company

2.c    Re-elect Mr. Gerard Ee Hock Kim as a Director,            Mgmt          For                            For
       who retires pursuant to Article 103 of the
       Articles of Association of the Company

2.d    Re-elect Ms. Chew Gek Khim as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 103
       of the Articles of Association of the Company

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       852,169 for the YE 31 DEC 2007

4.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company to :[a]            Mgmt          For                            For
       [i] issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       other wise ; and\or; [ii] make or grant offers,
       agreements or options [collectively, instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and[b] [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force provided that: [1] the aggregate number
       of shares to be issued pursuant to this Resolution
       including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued shares in the capital of the Company
       [as calculated in accordance with this subparagraph
       2 below], of which the aggregate number of
       shares to be issued other than on a pro-rata
       basis to shareholders of the Company including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this Resolution]
       does not exceed 20% of the issued shares in
       the capital of the Company [as calculated in
       accordance with this Resolution] (subject to
       such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       United] for the purpose of determining the
       aggregate number of shares that may be issued
       under subparagraph above, the percentage of
       issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time of the passing of this Resolution,
       after adjusting for:[a] new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time of the passing of this Resolution;
       and [b] any subsequent consolidation or subdivision
       of shares; [3] in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the Singapore Exchange Securities Trading
       limited or the time being in force [unless
       such compliance has been waived by the Singapore
       Exchange Securities Trading Limited] and the
       Articles of Association for the time being
       of the Company; and [Authority expires the
       earlier of the next AGM of the Company or the
       date of the next AGM of the Company as required
       by the law]

6.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701406868
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y81718101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the entrusting of comprehensive right             Mgmt          For                            For
       for purchasing treasury stock

2.     Approve the limit of remuneration for the Directors       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701475508
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y81718101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement expected cash             Mgmt          For                            For
       dividend KRW 46 per share, 42nd income statement,
       balance sheet, proposed disposition of retained
       earning

2.     Approve the payment of cash dividend                      Mgmt          For                            For

3.     Re-appoint Messrs. Duk Soo Kang, Jong Chul Lee,           Mgmt          For                            For
       Dae Yoo Kim, as Directors and Mr.Yun Jae Baek
       as Independent Director

4.     Approve the limit of remuneration for Directors           Mgmt          Against                        Against

5.     Amend the renewal of shareholders general mandate         Mgmt          For                            For
       for transaction with specially related person

6.     Approve the general mandate of share holder               Mgmt          For                            For
       for buying treasury stock

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF THE DIRECTORS NAMES. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI & CO LTD                                                                       Agenda Number:  701563226
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82415103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  HK0086000525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Abdulhakeem Abdulhussain Ali Kamkar          Mgmt          Against                        Against
       as a Director

3.b    Re-elect Mr. Amin Rafie Bin Othman as a Director          Mgmt          Against                        Against

3.c    Re-elect Mr. David Craig Bartlett as a Director           Mgmt          For                            For

3.d    Re-elect Mr. Carlisle Caldow Procter as a Director        Mgmt          For                            For

3.e    Re-elect Mr. Peter Wong Man Kong as a Director            Mgmt          For                            For

3.f    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.a    Authorize the Directors [the Director] of the             Mgmt          For                            For
       Company to allot, issue and deal with additional
       shares of the Company [Shares] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of subscription
       or conversion rights under the terms of any
       warrants and securities; or iii) the exercise
       of options scheme or similar arrangement; or
       iv) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       Articles of Association of the Company or any
       applicable law to be held]

5.b    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares and outstanding warrants of the Company
       [the Warrants] during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares and warrants of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company
       and 10% of the warrants as at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by Articles of Association of the
       Company or any applicable law to be held]

5.c    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       A and B, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       the shares pursuant to Resolution A, by an
       amount representing the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution B, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI & CO LTD                                                                       Agenda Number:  701614554
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82415103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  HK0086000525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Sale and Purchase Agreement        Mgmt          For                            For
       dated 07 MAY 2008 [the 'Agreement'] entered
       into between the Company as the Vendor, Famestep
       Investments Limited ['Famestep'] as the purchaser
       and Allied Properties [Hong Kong] Limited as
       the Purchaser's Guarantor, for (i) the sale
       and purchase of 2,675,400 shares of USD 1.00
       each, representing the entire issued share
       capital of Wah Cheong Development [B.V.I.]
       Limited ['Wah Cheong']; (ii) the assignment
       by the Company to Famestep of a shareholder's
       loan in the amount of HKD 271,391,445 owed
       by Wah Cheong to the Company; and (iii) all
       other transactions contemplated in the Agreement
       as specified; and authorize any Director of
       the Company for and on behalf of the Company,
       amongst other matters, to sign, execute, perfect,
       deliver or to authorize signing, executing,
       perfecting and delivering all such documents,
       deeds, and to do or authorizing doing all such
       acts, matters, and things as he may in his
       discretion consider necessary, expedient or
       desirable to give effect to and implement the
       terms of the Agreement




--------------------------------------------------------------------------------------------------------------------------
 SUNTEC REAL ESTATE INVESTMENT TRUST                                                         Agenda Number:  701372257
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82954101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Oct-2007
        ISIN:  SG1Q52922370
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of a one-third interest           Mgmt          For                            For
       in One Raffles Quay [as specified] through
       the acquisition of the entire issued share
       capital of Comina Investment Limited [the 'Acquisition'],
       as specified in the Share Purchase Agreement
       dated 30 JUL 2007 and the supplemental agreement
       dated 11 SEP 2007 made, inter alia, between
       HSBC Institutional Trust Services [Singapore]
       Limited, as trustee of Suntec REIT [the 'Trustee'],
       and Cavell Limited [the 'Vendor'] and for payment
       of all fees and expenses relating to the acquisition
       [as specified]; and authorize the Manager,
       any Director of the Manager [Director] and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of Suntec REIT to give effect to the acquisition

E.2    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 1, the issue of up to
       SGD 450,000,000 aggregate principal amount
       of SGD denominated convertible bonds [the 'Issue
       of Convertible Bonds' and the convertible bonds,
       'Convertible Bonds'], which are interest-bearing
       and convertible into new units [the 'Conversion
       Units']; by approving the Issue of Convertible
       Bonds, the Unitholders would be deemed to have
       approved the terms of the Convertible Bonds,
       together with the terms which are incidental
       or ancillary to such terms, and the issue of
       conversion units upon conversion of the convertible
       bonds; and authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of Suntec REIT to give effect to
       the Issue of convertible bonds

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 1: the issue of such
       number of new Units to the Vendor [or such
       other person or persons nominated by the Vendor],
       at a price per unit equal to the volume-weighted
       average price per unit for all trades on the
       Singapore Exchange Securities Trading Limited,
       in the ordinary course of trading, for the
       last 10 market days prior to the completion
       of the acquisition, [the 'Consideration Units']
       to finance a part of the acquisition, in the
       manner as specified; and authorize the Manager,
       any Director and the Trustee to complete and
       do all such acts and things [including executing
       all such documents as may be requires] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of Suntec REIT to give
       effect to the issue of consideration units

4.     Approve the general mandate to be given to the            Mgmt          For                            For
       Manager pursuant to Rule 887 of the Listing
       Manual issued by Singapore Exchange Securities
       Trading Limited [the 'Listing Manual'] for
       the issue of new units in Suntec REIT [Units]
       and/or convertible securities in the FYE 30
       SEP 2008, provided that such number of new
       units and convertible securities does not exceed
       50.0% of the number of units in issue at the
       end of FY 2007, of which the aggregate number
       of additional new units and convertible securities
       issued other than on a pro rata basis to Unitholders
       shall not be more than 20.0% of the number
       of units in issue at the end of FY 2007 [the
       'General Mandate']; and where the terms of
       the issue of the convertible securities provide
       for adjustment to the number of warrants or
       other convertible securities, in the event
       of rights, bonus or other capitalization issues,
       additional convertible securities may be issued
       notwithstanding that the general mandate may
       have ceased to be in force at the time the
       convertible securities are issued, provided
       that the adjustment does not give the holder
       of such convertible securities a benefit that
       a Unitholder does not receive; and units arising
       from the conversion of the convertible securities
       may be issued notwithstanding that the general
       mandate may have ceased to be in force at the
       time the convertible securities are issued;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of Suntec REIT to give effect to the general
       mandate

E.5    Approve to supplement Clause 6 of the trust               Mgmt          For                            For
       deed dated 29 NOV 2004 [as amended] constituting
       Suntec REIT with the valuation of Real Estate
       Supplement [as specified]; and authorize the
       Manager, any Director and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director or, as the case
       may be, the Trustee may consider expedient
       or necessary or in the interests of Suntec
       REIT to give effect to the valuation of Real
       Estate Supplement




--------------------------------------------------------------------------------------------------------------------------
 TATTERSALL'S LTD                                                                            Agenda Number:  701396598
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8852J102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000TTS5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Acknowledge the Chairman and the Chief Executive's        Non-Voting
       presentations

2.     Receive and consider the financial report for             Non-Voting
       the Company and its controlled entities for
       the period ended 30 JUN 2007 together with
       the Directors' report and the Auditor's Report
       as specified in the Annual Report.

3.a    Re-elect Mr. Harry Boon as a Director of the              Mgmt          Against                        Against
       Company. who retires in accordance with the
       Constitution

3.b    Re-elect Ms. Lyndsey Cattermole as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       the Constitution

3.c    Re-elect Mr. Brian Jamieson as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

4.     Adopt the remuneration report forming part of             Mgmt          For                            For
       the Directors' report for the period ended
       30 JUN 2007

S.5    Approve, to renew the proportional takeover               Mgmt          For                            For
       approval provisions contained in Article 4.5(e)
       of, and Schedule 5 to, the Constitution, for
       a further 3 years from the date of the meeting

S.6    Amend, pursuant to Section 136 of the Corporations        Mgmt          For                            For
       Act, the Constitution of the Company, with
       effect from the date of the meeting, as specified

S.7    Approve, subject to the approval of the Australian        Mgmt          For                            For
       Securities and Investments Commission, to change
       the name of the Company from 'Tattersall's
       Limited' to 'Tatts Group Limited'




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701376104
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87016104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Agreement [as            Mgmt          For                            For
       specified], the terms and the transactions
       thereunder [as specified], together with the
       relevant proposed caps in relation to such
       transactions for the 3 financial years ending
       31 DEC 2009 as specified and authorize any
       Director of the Company to take any step and
       execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Framework Agreement or the transactions
       contemplated thereby




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701535102
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87016104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the consolidated audited financial statements       Mgmt          For                            For
       and the reports of the Directors of the Company
       [Directors] and the Independent Auditors of
       the Company [the Auditors] for the YE 31 DEC
       2007

2.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

3.     Elect Mr. Yu Enjun as an Executive Director,              Mgmt          For                            For
       and b) Mr. Huang Xubin as a Non-Executive Director
       and until the conclusion of next AGM of the
       Company

4.     Re-elect a) Mr. Li Dongsheng as an Executive              Mgmt          For                            For
       Director, b) Mr. Liu Fei as an Executive Director,
       c) Mr. Bo Lianming as a Non-Executive Director
       and until the conclusion of the next AGM of
       the Company

5.     Re-elect a) Mr. Lau Siu Ki, b) Mr. Shi Cuiming            Mgmt          Against                        Against
       and c) Mr. Liu Chung Laung as an Independent
       Non-Executive Director and to hold office until
       the conclusion of next AGM of the Company

6.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

7.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares or securities convertible
       into shares or options, warrants or similar
       rights to subscribe for any shares and to make
       or grant offers, Agreements or options which
       would or might require the exercise of such
       powers during or after the relevant period,
       in addition to any shares which may be issued
       from time to time a) on a Rights Issue [as
       specified] or b) upon the exercise of any options
       under any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       or c) upon the exercise of rights of subscription
       or conversion attaching to any warrants or
       convertible bonds issued by the Company or
       any securities which are convertible into shares
       the issue of which Warrants and other securities
       has previously been approved by shareholders
       of the Company or d) as any scrip dividend
       or similar arrangements pursuant to the Articles
       of Association of the Company, not exceeding
       20% of the issued share capital of the Company
       as at the date of this resolution; [Authority
       expires the earliest of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law or the Articles
       of Association of the Company to be held]

8.     Authorize the Directors of the Company unconditional      Mgmt          For                            For
       general mandate to repurchase Shares, subject
       to and in accordance with all applicable Laws,
       subject to the following conditions: a) such
       mandate shall not extend beyond the Relevant
       Period; b) such mandate shall authorize the
       Directors to procure the Company to repurchase
       Shares at such price as the Directors may at
       their discretion determine; c) the Shares to
       be repurchased by the Company pursuant to paragraph
       (a) of this resolution during the Relevant
       Period shall be no more than 10% of the shares
       in issue at the date of passing this resolution;
       [Authority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or the Articles
       of Association of the Company to be held]

9.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the passing
       of Resolutions 7 and 8, to add number of shares
       which are repurchased by the Company pursuant
       to and in accordance with Resolution 8, to
       the number of shares that may be allotted or
       agreed conditionally or unconditionally to
       be allotted by the Directors pursuant to and
       in accordance with Resolution 7

10.    Authorize the Directors, to adopt the Restricted          Mgmt          For                            For
       Share Award Scheme [the 'Scheme'] to make such
       awards from time to time under the Scheme in
       accordance with the Scheme Rules [a copy of
       the Scheme Rules has been produced to this
       meeting marked 'A' and signed by the Chairman
       of this meeting for the purpose of Identification]
       provided always that the aggregate number of
       shares of the Company awarded under the Scheme
       shall not exceed 10% of the issued share capital
       of the Company as at the adoption on 11 MAR
       2008 to execute any documents and instruments
       as may be necessary and to do all such acts
       and things as they consider necessary or expedient
       or desirable to implement the Scheme




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701376089
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8701T104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Oct-2007
        ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Agreement [as            Mgmt          For                            For
       specified in the circular of TCL Multimedia
       Technology Holdings Limited [the "Company"]
       dated 27 SEP 2007 [the "Circular"]], the terms
       and the transactions thereunder [as specified],
       together with the proposed annual caps in relation
       to such transactions for the three FYE 31 DEC
       2009 as specified; and authorize any Director
       of the Company to take any step and execute
       such other documents as they consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with the
       Framework Agreement or the transactions contemplated
       thereby

2.     Elect Ms. Wu Shihong as an Independent Non-Executive      Mgmt          Against                        Against
       Director of the Company until the conclusion
       of the AGM of the Company to be held in 2008
       and authorize the Board of Directors of the
       Company [the "Board"] to fix her remuneration

3.     Elect Mr. Leong Yue Wing as an Executive Director         Mgmt          Against                        Against
       of the Company and authorize the Board to fix
       his remuneration




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701522600
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8701T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the consolidated audited financial statements     Mgmt          For                            For
       and the reports of the Directors of the Company
       ['Directors'] and the Auditors of the Company
       ['Auditors'] for the YE 31 DEC 2007

2.a    Re-elect Mr. Li Dongsheng as an Executive Director        Mgmt          For                            For

2.b    Re-elect Ms. Lu Zhongli as an Executive Director          Mgmt          For                            For

2.c    Re-elect Mr. Wang Kangping as an Executive Director       Mgmt          For                            For

2.d    Re-elect Mr. Robert Maarten Westerhof as an               Mgmt          For                            For
       Independent Non-Executive Director and to hold
       office until the conclusion of next AGM of
       the Company

2.e    Re-elect Mr. Albert Thomas da Rosa, Junior as             Mgmt          For                            For
       a Non-Executive Director and to hold office
       until the conclusion of next AGM of the Company

2.f    Re-elect Mr. Tang Guliang as an Independent               Mgmt          For                            For
       Non-Executive Director and to hold office until
       the conclusion of next AGM of the Company

2.g    Re-elect Ms. Wu Shihong as an Independent Non-Executive   Mgmt          For                            For
       Director and to hold office until the conclusion
       of next AGM of the Company

2.h    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Re-appoint Messrs. Ernst and Young as the Auditors        Mgmt          For                            For
       and authorize the Board to fix their remuneration

4.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares in the Company ['Shares']
       or securities convertible into shares or options,
       warrants or similar rights to subscribe for
       any shares or such convertible securities and
       to make or grant offers, agreements and options
       during or after the relevant period, not exceeding
       20% of the issued share capital of the Company
       as at the date of this resolution, in addition
       to any shares which may be issued from time
       to time a) on a rights issue [as hereinafter
       defined]; or b) upon the exercise of any options
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares;
       or c)upon the exercise of rights of subscription
       or conversion attaching to any warrants or
       convertible bonds issued by the Company or
       any securities which are convertible into shares
       the issue of which warrants and other securities
       has previously been approved by the shareholders
       of the Company; or d) as any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Articles Association of the Company
       to be held]

5.     Authorize the Directors, for an unconditional             Mgmt          For                            For
       general mandate to repurchase shares; and that
       the exercise by the Directors of all powers
       of the Company to purchase shares subject to
       and in accordance with all applicable laws,
       during the relevant period, no more than 10%
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required Bylaw
       or the Articles of Association of the Company
       to be held]

6.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the passing
       of Resolutions [4] and [5], the aggregate nominal
       amount of the shares which are repurchased
       by the Company pursuant to and in accordance
       with Resolution 5, shall be added to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to and in accordance with Resolution
       4

7.     Adopt and ratify the Restricted Share Award               Mgmt          For                            For
       Scheme [the Scheme] and authorize the Directors
       to make such awards from time to time under
       the Scheme in accordance with the Scheme Rules
       [a copy of the Scheme Rules has been produced
       to this meeting as specified], the aggregate
       number of shares of the Company awarded under
       the Scheme shall not exceed 10% of the issued
       share capital of the Company as at the adoption
       date of 06 FEB 2008 and to execute any documents
       and instruments as may be necessary and to
       do all such acts and things as they consider
       necessary or expedient or desirable to implement
       the Scheme




--------------------------------------------------------------------------------------------------------------------------
 TECHTRONIC INDUSTRIES CO LTD                                                                Agenda Number:  701575930
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8563B159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0669013440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited statement of             Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2007

2.     Declare a final dividend of HK1.50 cents per              Mgmt          For                            For
       share to shareholders whose names appear on
       the register of Members of the Company on 30
       MAY 2008

3.a.   Re-elect Mr. Horst Julius Pudwill as a Group              Mgmt          For                            For
       Executive Director

3.b.   Re-elect Mr. Patrick Kin Wah Chan as a Group              Mgmt          For                            For
       Executive Director

3.c.   Re-elect Mr. Vincent Ting Kau Cheung as a Non-Executive   Mgmt          For                            For
       Director

3.d.   Re-elect Mr. Joel Arthur Schleicher as an Independent     Mgmt          For                            For
       Non-Executive Director

3.e.   Re-elect Mr. Joseph Galli, Jr. as a Group Executive       Mgmt          For                            For
       Director

3.f.   Re-elect Mr. Peter David Sullivan as an Independent       Mgmt          For                            For
       Non-Executive Director

3.g.   Authorize the Directors to fix their remuneration         Mgmt          For                            For
       for the YE 31 DEC 2008

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of HKD
       0.10 each in the capital of the Company and
       to make or grant offers, agreements and options
       [including bonds, notes, warrants, debentures
       and securities convertible into shares of the
       Company] during and after the relevant period,
       not exceeding the aggregate of a) 10% of the
       aggregate nominal amount of the issued share
       capital of the Company in case of an allotment
       and issue of shares for a consideration other
       than cash; and b) 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in case of an allotment and issue of shares
       for cash and any shares to be allotted and
       issued pursuant to the approval shall not be
       issued at a discount of more than 5% to the
       Benchmarked Price of the shares and the said
       approval shall be limited accordingly, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of subscription or conversion
       under the terms of any warrants issued by the
       Company or any bonds, notes debentures and
       securities which are convertible into shares
       of the Company; or iii) the exercise of any
       share option scheme or similar arrangement;
       or iv) an issue of shares by way of scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the share capital
       of the Company during the relevant period,
       on the Stock Exchange or any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and regulations, shall
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to add the aggregate nominal amount
       of the share capital of the Company purchased
       by the Company pursuant to Resolution 6, to
       the aggregate nominal amount of the share capital
       of the Company that may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant and
       in accordance with the Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION BROADCASTS LTD                                                                   Agenda Number:  701547361
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y85830100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK0511001957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.     Elect Mr. Gordon Siu Kwing Chue as a Director             Mgmt          For                            For

4.1    Re-elect Dr. Chow Yei Ching as a Director                 Mgmt          Against                        Against

4.2    Re-elect Mr. Chien Lee as a Director                      Mgmt          For                            For

4.3    Re-elect Mr. Kevin Lo Chung Ping as a Director            Mgmt          For                            For

5.     Approve an increase in the Director's fee                 Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

S.7    Amend Article 98, Article 107(H)(i), Article              Mgmt          For                            For
       109, Article 114 of Association as specified

8.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       of all previous authorities, during or after
       the relevant period, to allot, issue and deal
       with unissued shares in the capital of the
       Company and to make or grant offers, agreements,
       options and other rights, or issue securities,
       which might require the exercise of such powers,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted or issued [whether pursuant
       to an option or otherwise] by the Directors
       of the Company, otherwise than pursuant to
       i) a rights Issue; or ii) any scrip dividend
       or similar arrangement providing for allotment
       of shares in lieu of the whole or part of a
       dividend on the ordinary shares in the Company
       [such ordinary shares being defined in this
       and the following Resolution 7, [shares] in
       accordance with the Articles of Association
       of the Company, shall not exceed the aggregate
       of: i) 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       and ii) [if the Directors of the Company are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any other applicable
       Law to be held]

9.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period of all powers of the Company
       to purchase shares on the Stock Exchange of
       Hong Kong Limited or any other stock exchange
       on which the shares may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange of Hong Kong Limited; the
       aggregate nominal amount of shares which may
       be purchased by the Company shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiry of the
       period within which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any other applicable law
       to be held]

10.    Authorize the Directors of the Company, to exercise       Mgmt          For                            For
       the powers of the Company referred to Resolution
       8 in respect of the share capital of the Company
       as specified

11.    Approve to extend the period of 30 days during            Mgmt          For                            For
       which the Company's register of Members may
       be closed under Section 99(1) of the Companies
       ordinance during the calendar year 2008 to
       60 days pursuant to Section 99(2) of the Companies
       ordinance




--------------------------------------------------------------------------------------------------------------------------
 TEN NETWORK HOLDINGS LIMITED                                                                Agenda Number:  701405931
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8980R109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  AU000000TEN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities for the YE 31 AUG
       2007 and the reports of the Directors and Auditors

2.a    Re-elect Mr. Paul Gleeson as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Constitution of the Company

2.b    Re-elect Mr. Nick Falloon as a Director, who              Mgmt          Against                        Against
       retires by rotation in accordance with the
       Constitution of the Company

2.c    Elect Mr. Leonard Asper as a Director, who retires        Mgmt          Against                        Against
       in accordance with the Constitution of the
       Company

2.d    Elect Mr. Tom Strike as a Director, who retires           Mgmt          Against                        Against
       by rotation in accordance with the Constitution
       of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       AUG 2007

4.     Approve, in accordance with ASX Listing Rule              Mgmt          For                            For
       10.17, to increase the maximum aggregate amount
       of remuneration payable to the Non-Executive
       Directors of the Company in any FY by AUD 400,000
       from AUD 600,000 to AUD 1,000,000

s.5    Adopt a new Constitution, in the from tabled              Mgmt          For                            For
       at the meeting and intialled by the Chairman
       of the meeting for identification, in substitution
       for the existing Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 THAKRAL HOLDINGS GROUP THG                                                                  Agenda Number:  701398972
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9026V104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  AU000000THG5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report of the Company               Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the reports of the Directors and the
       Auditors thereon

1.     Re-elect Mr. Albert Edward Harris as a Director,          Mgmt          For                            For
       who retires by rotation

2.     Re-elect Mr. Rikhipal Singh Thakral as a Director,        Mgmt          For                            For
       who retires by rotation

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

4.     Approve to increase the maximum yearly aggregate          Mgmt          For                            For
       sum for fees payable to the Non Executive Directors
       of the Company by AUD 250,000 from AUD 850,000
       to AUD 1,100,000

5.     Approve, subject to the Members approving Resolution      Mgmt          For                            For
       6 as specified: a) the establishment of a scheme
       to be called the Thakral Holdings Group Long
       Term Incentive Scheme [the LTI Scheme] for
       the provision of incentives to the Executives
       of Thakral Holdings Group as determined by
       the Non-Executive Directors of Thakral [Executives];
       b) the grant of performance rights [and the
       subsequent transfer of Thakral Holdings Group
       stapled securities] to the Executives under
       the LTI Scheme; and c) the provision of benefits
       to the Executives under the LTI Scheme, in
       accordance with the LTI Scheme rules, as specified

6.     Approve, subject to the Members approving Resolution      Mgmt          For                            For
       5: a) the granting of 250,000 performance rights
       to Mr. John Hudson under the Thakral Holdings
       Group Long Term Incentive Scheme and the terms
       and conditions applicable to that grant; and
       b) the issue of stapled securities to Mr. Hudson
       if the performance rights become vested, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 THE ASCOTT GROUP LTD                                                                        Agenda Number:  701404268
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y75438104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  SG1R04002163
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition by Ascott Scotts Pte.             Mgmt          Abstain                        Against
       Ltd. [ASPL], an indirect wholly-owned subsidiary
       of the Company, from HSBC Institutional Trust
       Services [Singapore] Limited, acting in its
       capacity as trustee of CapitaCommercial Trust
       [the 'Trustee'] or [as the case may be] CapitaLand
       Selegie Private Limited ['CSPL'], of a leasehold
       interest in the serviced residence component
       of the mixed development currently under construction
       on the property known as Wilkie Edge at 8 Wilkie
       Road, Singapore, at the consideration and upon
       the terms and subject to the conditions of
       the conditional agreement for lease dated 29
       AUG 2007 made between CSPL, the Trustee, and
       ASPL, as specified [the 'Transaction']; and
       authorize the Directors of the Company, to
       do and complete all such acts, deeds, documents
       and things as may be considered necessary or
       expedient for the purposes of giving effect
       [as the case requires] to the Transaction and/or
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 THE WAREHOUSE GROUP LTD                                                                     Agenda Number:  701393958
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q90307101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  NZWHSE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Company's annual report for the               Non-Voting
       YE 29 JUL 2007, the financial statements for
       that period and the Auditors report on those
       financial statements

1.     Re-elect Mr. Graham Francis Evans as a Director           Mgmt          For                            For
       of the Company, who retires by rotation

2.     Re-elect Mr. Stephen Robert Tindall as a Director         Mgmt          For                            For
       of the Company, who retires by rotation

3.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of PricewaterhouseCoopers as the Auditor for
       the ensuing year




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701347292
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8822M103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Oct-2007
        ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Equity Interest Transfer           Mgmt          For                            For
       Agreement as specified and all transactions
       contemplated thereunder and in connection therewith;
       and authorize any one Director of the Company
       or any other person authorized by the Board
       of Directors of the Company, from time to time,
       for and on behalf of the Company, to execute
       all such other documents and agreements and
       do such acts or things as he or she may in
       his or her absolute discretion consider to
       be necessary, desirable, appropriate or expedient
       to implement or give effect to the Equity Interest
       Transfer Agreement and the transactions contemplated
       thereunder or to be incidental to, ancillary
       to or in connection with the matters contemplated
       under the Equity Interest Transfer Agreement,
       including agreeing and making any modifications,
       amendments, waivers, variations or extensions
       of the Equity Interest Transfer Agreement and
       the transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701435833
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8822M103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  16-Jan-2008
        ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the conditional sale and              Mgmt          For                            For
       purchase agreement [the Sale and Purchase Agreement]
       dated 03 DEC 2007 entered into among (i) the
       Company, (ii) Championwin Limited [Championwin],
       an indirect wholly-owned subsidiary of the
       Company, and (iii) Tsinlien Group Company Limited
       [Tsinlien], as specified, whereby Championwin
       agreed to purchase and Tsinlien agreed to sell
       (i) the entire issued share capital of Tsinlien
       Realty Limited [Tsinlien Realty] and (ii) all
       the shareholder's loan advanced by Tsinlien
       to Tsinlien Realty at the completion of the
       sale and purchase agreement, for a total consideration
       of HKD 825,000,000 which will be satisfied
       as to HKD 560,000,000 paid in cash and as to
       the balance thereof, being HKD 265,000,000,
       by the allotment and issue of 31,850,000 new
       shares of HKD 0.10 each in the share capital
       of the Company [collectively the Consideration
       Shares] at an issue price of approximately
       HKD 8.32 per share to Tsinlien or its nominee(s);
       and authorize the directors [the Directors]
       of the Company to do all such acts and things
       and execute all such documents which they consider
       necessary, desirable or expedient for the implementation
       of and giving effect to the sale and purchase
       agreement and the transactions contemplated
       thereunder; and approve, conditional upon the
       Listing Committee of The Stock Exchange of
       Hong Kong Limited granting the listing of,
       and the permission to deal in, the consideration
       shares, the allotment and issue of the consideration
       shares of HKD 0.10 each of the Company credited
       as fully paid at an issue price of approximately
       HKD 8.32 per consideration share to the Tsinlien
       or its nominee(s) pursuant to the sale and
       purchase agreement; and authorize any Director
       to allot and issue the consideration shares
       in accordance with the terms of the sale and
       purchase agreement and to take all steps necessary,
       desirable or expedient in his opinion to implement
       or give effect to the allotment and issue of
       the consideration shares




--------------------------------------------------------------------------------------------------------------------------
 TINGYI (CAYMAN ISLANDS) HOLDING CORP                                                        Agenda Number:  701479936
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8878S103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the conditional upon The Stock Exchange          Mgmt          For                            For
       of Hong Kong Limited of the listing of and
       permission to deal in the shares falling to
       be issued pursuant to the exercise of any options
       granted under the Share Option Scheme as specified
       [the Share Option Scheme], and adopt the Share
       Option Scheme to be the Share Option Scheme
       of the Company; and authorize the Directors
       of the Company to grant options thereunder
       and to allot and issue shares pursuant to the
       Share Option Scheme and take all such steps
       as may be necessary or desirable to implement
       such Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 TINGYI (CAYMAN ISLANDS) HOLDING CORP                                                        Agenda Number:  701584561
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8878S103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 469840 DUE TO ADDITION OF RESOLUTION IN
       VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2007

3.1    Re-elect Mr. Takeshi IDA as a retiring Director           Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.2    Re-elect Mr. Lee Tiong-Hock as a retiring Director        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.3    Re-elect Mr. Wei Ying-Hock as a retiring Director         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.4    Re-elect Mr. Michio Kuwahara as a retiring Director       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Re-appoint Mazars CPA Limited, as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors to issue, allot and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company, and to make or grant offers,
       agreements and options in respect thereof,
       during and after the relevant period; the aggregate
       nominal amount of shares allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors otherwise than pursuant to
       i) a rights issue, and ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, shall not exceed 20%of the aggregate
       nominal amounts of the share capital of the
       Company in issue as at the date of passing
       of this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Law to be held]

6.     Authorize the Directors, to repurchase shares             Mgmt          For                            For
       in the capital of the Company, to purchase
       shares subject to and in accordance with all
       applicable laws, rules and regulations and
       such mandate shall not extend beyond the relevant
       period; to repurchase shares at such prices
       as the Directors may at their discretion determine;
       the aggregate nominal amount of the shares
       repurchased by the Company pursuant to this
       resolution, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the aggregate nominal
       amount of the shares which are repurchased
       by the Company pursuant to and in accordance
       with Resolution 6 above shall be added to the
       aggregate nominal amount of the shares which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to and in accordance
       with Resolution 5

7.A    Approve the proposed amendments to the Share              Mgmt          For                            For
       Option Scheme [as specified], subject to such
       modifications of the relevant amendments to
       the Share Option Scheme as the Directors of
       the Company [Directors] may consider necessary,
       taking into account the requirements under
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       and authorize the Directors to do all such
       acts and things as may be necessary to carry
       out such amendments and [if any] modifications
       into effect

S.8    Amend the Article 12.B to the Articles of Association     Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TOLL HOLDINGS LTD, MELBOURNE VIC                                                            Agenda Number:  701375087
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9104H100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000TOL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the related Directors' report, Directors'
       declaration and Auditors' report

2.     Adopt the remuneration report                             Mgmt          Against                        Against

3.     Re-elect Mr. Neil Chatfield as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Elect Mr. Harry Boon as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

5.     Elect Mr. Mark Smith as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

6.     Elect Mr. Barry Cusack as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

7.     Approve to issue the ordinary shares under the            Mgmt          For                            For
       Employee Share Ownership Plan to Employees
       of the Company as specified for the purpose
       of exception 9 of ASX Listing Rule 7.2




--------------------------------------------------------------------------------------------------------------------------
 TOTAL ACCESS COMMUNICATION PUBLIC CO LTD                                                    Agenda Number:  701475611
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8904F141                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  TH0554010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       ALLOWED. THANK YOU.

1.     Approve the minutes of the general meeting of             Mgmt          For                            For
       shareholders for the year 2007

2.     Approve the minutes of the EGM No. 1/2007                 Mgmt          For                            For

3.     Acknowledge the 2007 annual report of the Board           Mgmt          For                            For
       of Directors

4.     Approve the Company's audited balance sheet               Mgmt          For                            For
       and the profit and loss account as of 31 DEC
       2007

5.     Approve the dividend payment from the Company's           Mgmt          For                            For
       operational results of the year 2007

6.     Re-elect the Directors, who retire by rotation            Mgmt          For                            For

7.     Approve to fix the remuneration of the Directors          Mgmt          For                            For

8.     Appoint the Auditor and approve to fix the remuneration   Mgmt          For                            For

9.     Adopt the new general mandate for interested              Mgmt          For                            For
       person transactions




--------------------------------------------------------------------------------------------------------------------------
 TOWER LTD, AUCKLAND                                                                         Agenda Number:  701434514
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q91555104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  NZTWRE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's introduction and review                        Non-Voting

       Group Chief Executive Officer's review                    Non-Voting

       Shareholder discussion                                    Non-Voting

1.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix the Auditor's remuneration for the coming
       year

2.1    Re-elect Mr. Bill Falconer as a Director, who             Mgmt          For                            For
       retires by rotation at the annual meeting

2.2    Re-elect Mr. John Spencer as a Director, who              Mgmt          For                            For
       retires by rotation at the annual meeting

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TPV TECHNOLOGY LTD                                                                          Agenda Number:  701558566
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8984D107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG8984D1074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and of the Auditors for the
       YE 31 DEC 2007

2.     Approve the payment of a final dividend                   Mgmt          For                            For

3.1    Re-elect Dr. Hsuan, Jason as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Chan Boon-Teong as a Director                Mgmt          For                            For

3.3    Re-elect Dr. Ku Chia-Tai as a Director                    Mgmt          For                            For

3.4    Re-elect Mr. Lu Being-Chang as a Director                 Mgmt          For                            For

3.5    Re-elect Mr. Lu Ming as a Director                        Mgmt          For                            For

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       its issued shares of USD 0.01 each in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the stock exchange], Singapore Exchange Securities
       Trading Limited [the Singapore Exchange] or
       on any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules governing the
       Listing of Securities on the Stock Exchange,
       the Listing Manual of the Singapore Exchange
       or rules of any other stock exchange as amended
       from time to time, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of USD
       0.01 each in the capital of the Company or
       securities convertible into such shares or
       options, warrants or similar rights to subscribe
       for any shares or convertible securities and
       to make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue or ii) any
       issue of shares in the Company under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries of options to subscribe
       for, or rights to acquire shares of the Company
       or iii) any scrip dividend or similar or any
       similar arrangement providing for the allotment
       of shares in the Company in lieu of the whole
       or part of a dividend, pursuant to the Bye-laws
       of the Company from time to time or iv) any
       issue of shares in the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws of Bermuda to be held]

7.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       I and II, the general mandate granted to the
       Directors of the Company to allot, issue and
       deal with additional securities in the capital
       of the Company, pursuant to the Resolution
       II, by the addition of an amount representing
       the aggregate nominal amount of the shares
       repurchased by the Company under the authority
       granted, pursuant to the Ordinary Resolution
       I, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 TRANSFIELD SERVICES LTD, SYDNEY NSW                                                         Agenda Number:  701374667
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9187S114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  AU000000TSE7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities, including the
       Director's declaration and the reports of the
       Directors and the Auditor for the FYE 30 JUN
       2007

2.a    Re-elect Mr. Guido Belgiorno-Nettis AM as a               Mgmt          Against                        Against
       Director of the Company, who retires in accordance
       with Clause 58.1 of the Company's Constitution

2.b    Re-elect Mr. Luca Belgiorno-Nettis as a Director          Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 58.1 of the Company's Constitution

3.     Transact any other business                               Non-Voting

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 TRANSURBAN GROUP, MELBOURNE VIC                                                             Agenda Number:  701375746
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9194A106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000TCL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE BE INFORMED THAT THE BELOW RESOLUTIONS             Non-Voting
       ARE FOR TRANSURBAN HOLDINGS LIMITED AND TRANSURBAN
       INTERNATIONAL LIMITED

1.     Receive the financial reports, the Directors'             Non-Voting
       reports, the responsible entity's report and
       the Auditors' reports contained within the
       annual report for the YE 30 JUN 2007

2.A    Re-elect Mr. Geoffrey Cosgriff as a Director,             Mgmt          For                            For
       who retires in accordance with the constitution

2.B    Re-elect Mr. Jeremy Davis as a Director, who              Mgmt          For                            For
       retires in accordance with the constitution

2.C    Re-elect Ms. Jennifer Eve as a Director, who              Mgmt          For                            For
       retires in accordance with the Bye-laws

3.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2007

4.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          Against                        Against
       of Transurban International Limited and authorize
       the Directors of TIL to determine its remuneration

       PLEASE NOTE THE BELOW RESOLUTIONS ARE FOR TRANSURBAN      Non-Voting
       HOLDINGS LIMITED, TRANSURBAN INTERNATIONAL
       LIMITED AND TRANSURBAN HOLDING TRUST

5.     Approve, under ASX Listing Rule 10.17, to increase        Mgmt          For                            For
       the maximum aggregate amount available for
       the remuneration of the Non-Executive Directors
       by AUD 200,000 to AUD 2.1 million per annum,
       to be apportioned by the Directors at their
       discretion

6.     Amend the Bye-laws of Transurban International            Mgmt          For                            For
       Limited, as specified




--------------------------------------------------------------------------------------------------------------------------
 TRULY INTL HLDGS LTD                                                                        Agenda Number:  701563377
--------------------------------------------------------------------------------------------------------------------------
    Security:  G91019102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  KYG910191025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a.1  Elect Mr. Lam Wai Wah, Steven as a Director               Mgmt          For                            For

3.a.2  Elect Mr. Wong Pong Chun, James as a Director             Mgmt          For                            For

3.a.3  Elect Mr. Ip Cho Ting, Spencer as a Director              Mgmt          For                            For

3.b    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Director's remuneration

4.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, in accordance with all
       the applicable laws and the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited; and not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company, and make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       options or similar arrangement for the time
       being adopted for the grant or issue to employees
       of the Company and/or any of its subsidiaries
       and/or other persons of options to subscribe
       for, or rights to acquire, shares of the Company;
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any other securities
       which are convertible into shares of the Company,
       and from time to time outstanding; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

5.C    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       5.A and 5.B as specified, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company pursuant to Resolution
       5.B, by adding thereto an amount representing
       the aggregate nominal amount of shares in the
       Capital of the Company repurchased by the Company
       pursuant to Resolution 5.A [provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 UNITED GROUP LTD                                                                            Agenda Number:  701358447
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9313R105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Oct-2007
        ISIN:  AU000000UGL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report of the Company
       for the YE 30 JUN 2007

2.     Adopt the remuneration report as specified in             Mgmt          Against                        Against
       the annual report of the Company for the YE
       30 JUN 2007

3.     Re-elect Mr. Bruno Camarri as a Director of               Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Rule 8.1(e)(2) of the Company's Constitution

4.     Re-elect Mr. Richard Humphry as a Director of             Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Rule 8.1(e)(2) of the Company's Constitution

5.     Approve, for all purposes [including ASX Listing          Mgmt          For                            For
       Rule 10.17 and paragraph 8.3 (a) of the Company's
       Constitution], the maximum aggregate remuneration
       that the Company may pay Non-Executive Directors
       in any FY be increased from AUD 1,500,000 to
       AUD 2,000,000 with effect from 01 JUL 2007




--------------------------------------------------------------------------------------------------------------------------
 UNITED INDUSTRIAL CORP LTD                                                                  Agenda Number:  701500159
--------------------------------------------------------------------------------------------------------------------------
    Security:  V93768105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1K37001643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.   Amend the Memorandum of Association of the Company        Mgmt          Against                        Against
       and adopt the new Articles of Association of
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 UNITED INDUSTRIAL CORP LTD                                                                  Agenda Number:  701500325
--------------------------------------------------------------------------------------------------------------------------
    Security:  V93768105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1K37001643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2007

2.     Declare a first and final dividend of 3.0 cents           Mgmt          Abstain                        Against
       per share tax exempt [1 tier] [2006: first
       and final dividend of 3.0 cents and a special
       dividend of 6.0 cents per share, less Singapore
       Income Tax at 18%] for the YE 31 DEC 2007

3.     Approve the Directors' fees of SGD 414,250 for            Mgmt          For                            For
       the YE 31 DEC 2007

4.a    Re-elect Mr. Gn Hiang Meng as a Director, who             Mgmt          Against                        Against
       retires by rotation pursuant to Article 109
       of the Articles of Association of the Company

4.b    Re-elect Miss. Pang Cheng Lian as a Director,             Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Articles of Association of the Company

4.c    Re-elect Mr. Wee Ee Lim as a Director, who retires        Mgmt          Against                        Against
       by rotation pursuant to Article 109 of the
       Articles of Association of the Company

5.     Re-elect Mr. Antonio L. Go, who retires in accordance     Mgmt          For                            For
       with Article 119 of the Company's  Articles
       of Association of the Company

6.a    Re-appoint, under Section 153(6) of the Companies         Mgmt          Against                        Against
       Act, Chapter 50, Mr. Wee Cho Yaw as a Director
       to hold Office from the date of this AGM until
       the next AGM

6.b    Re-appoint, under Section 153(6) of the Companies         Mgmt          Against                        Against
       Act, Chapter 50, Mr. John Gokongwei, Jr. as
       a Director to hold Office from the date of
       this AGM until the next AGM

6.c    Re-appoint, under Section 153(6) of the Companies         Mgmt          Against                        Against
       Act, Chapter 50, Mr. Gabriel C. Singson as
       a Director to hold office from the date of
       this AGM until the next AGM

6.d    Re-appoint, who retires and seek re-appointment           Mgmt          For                            For
       under Section 153(6) of the Companies Act,
       Chapter 50, Mr. Tan Boon Teik as a Director
       to hold office from the date of this AGM until
       the next AGM

6.e    Re-appoint, who retires and seek re-appointment           Mgmt          For                            For
       under Section 153(6) of the Companies Act,
       Chapter 50, Mr. Hwang Soo Jin as a Director
       to hold office from the date of this AGM until
       the next AGM

7.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

8.a    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited [SGX-ST Listing
       Manual], to issue shares [including the issue
       of shares pursuant to offers, agreements or
       options made or granted by the Company] and
       convertible securities [including the making
       and granting of offers, agreements or options
       which would or which might require shares to
       be issued or allotted] at any time, whether
       during the continuance of such authority or
       thereafter, to such persons upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion,
       deem fit. provided that: the aggregate number
       of shares and convertible securities to be
       issued pursuant to this ordinary resolution
       to shareholders on a pro rata basis shall not
       exceed 50% of the issued share capital of the
       Company and provided further that if any such
       shares and convertible securities are to be
       issued under circumstances where Members of
       the Company are not given an opportunity to
       participate in such an issue, offer, agreement
       or option referred to above, then the shares
       and convertible securities to be issued under
       such circumstances shall not exceed 20% of
       the issued share capital of the Company; for
       the purpose of determining the aggregate number
       of shares that may be issued under this resolution
       the percentage of issued share capital is based
       on the issued share capital of the Company
       at the time of the passing of this ordinary
       resolution, after adjusting for: i) new shares
       arising from the conversion or exercise of
       convertible securities; ii) new shares arising
       from exercising share options or vesting of
       share awards outstanding or subsisting at the
       time this ordinary resolution is passed, provided
       the options or awards were granted in compliance
       with Part VIII of Chapter 8 of the SGX-ST Listing
       Manual; and iii) any subsequent consolidation
       or subdivision of the Company's shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       Law]

8.b    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the United
       Industrial Corporation United Share Option
       Scheme [ESOS] approved by shareholders of the
       Company in general meeting on 18 MAY 2001;
       and allot and issue from time to time such
       number of shares in the Company as may be required
       to be issued pursuant to the exercise of options
       under the ESOS, provided that the aggregate
       number of shares to be issued pursuant to ESOS
       shall not exceed 5% of the total issued shares
       in the capital of the Company from time to
       time

9.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 UNITED TEST & ASSEMBLY CENTER LTD                                                           Agenda Number:  701361658
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9260K104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Oct-2007
        ISIN:  SG1P07916254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A CRT MEETING. THANK             Non-Voting
       YOU.

1.     Approve the Scheme of Arrangement dated 07 SEP            Mgmt          For                            For
       2007 proposed to be made pursuant to Section
       210 of the Companies Act, Chapter 50 of Singapore,
       between a) the Company, b) the shareholders,
       c) Global A&T Electronics Ltd., as specified




--------------------------------------------------------------------------------------------------------------------------
 UOB-KAY HIAN HOLDINGS LTD                                                                   Agenda Number:  701539631
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y92991101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1J21887414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2007 and the reports of the
       Directors and the Auditors

2.     Declare a 1-tier tax exempt final dividend of             Mgmt          For                            For
       11.89 cents per ordinary share for the YE 31
       DEC 2007

3.     Approve the sum of SGD 185,000 as the Director's          Mgmt          For                            For
       fees for the YE 31 DEC 2007 [2006: SGD 177,000]

4.A    Re-elect Mr. Walter Tung Tau Chyr, as a Director,         Mgmt          For                            For
       who retires by rotation pursuant to Article
       91 of the Company's Articles of Association

4.B    Re-elect Mr. Neo Chin Sang as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

4.C    Re-elect Mr. Roland Knecht, as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

5.     Appoint Deloitte & Touche as the Auditors of              Mgmt          For                            For
       the Company in place of the retiring the Auditors,
       PricewaterhouseCoopers, until the conclusion
       of the next AGM of the Company at a remuneration
       to be fixed by the Directors of the Company

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited, to allot and issue
       shares and convertible securities in the Company
       [whether by way of rights, bonus or otherwise]
       at any time and from time to time thereafter
       to such persons and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit, provided
       always that the aggregate number of shares
       and convertible securities to be issued pursuant
       to this resolution does not exceed 50% of the
       total number of issued shares excluding treasury
       shares in the capital of the Company as at
       the date of the passing of this resolution,
       of which the aggregate number of shares and
       convertible securities to be issued other than
       on a pro rata basis to shareholders of the
       Company does not exceed 20% of the total number
       of issued shares excluding treasury shares
       in the capital of the Company as at the date
       of the passing of this Resolution, and for
       the purpose of this resolution, the total number
       of issued shares excluding treasury shares
       shall be based on the total number of issued
       shares excluding treasury shares in the capital
       of the Company at the time this resolution
       is passed [after adjusting for new shares arising
       from the conversion or exercise of convertible
       securities or exercise of share options or
       vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed and any subsequent bonus issue, consolidation
       or subdivision of the Company's shares], and
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company required By
       Law]

7.     Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 UOL GROUP LTD                                                                               Agenda Number:  701513031
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9299W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1S83002349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a first and final tax-exempt [one-tier]           Mgmt          For                            For
       dividend of 10 cents per ordinary share and
       a special tax-exempt [one-tier] dividend of
       5 cents per ordinary share for the YE 31 DEC
       2007

3.     Approve the Directors' fees of SGD 507,500 for            Mgmt          For                            For
       2007 [2006: SGD 378,100]

4.     Re-appoint Mr. Wee Cho Yaw, as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50 until
       the next AGM of the Company

5.     Re-appoint Mr. Alan Choe Fook Cheong, as a Director       Mgmt          For                            For
       of the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50 until
       the next AGM of the Company

6.     Re-appoint Mr. Lim Kee Ming, as a Director of             Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50 until
       the next AGM of the Company

7.     Re-elect Mr. Low Weng Keong as a Director of              Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Article 94 of the Company's Articles of
       Association

8.     Re-elect Mr. James Koh Cher Siang as a Director           Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Article 94 of the Company's Articles of
       Association

9.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

10.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the regulations
       of the UOL 2000 Share Option Scheme [the 2000
       Scheme] and to allot and issue such number
       of shares as may be issued pursuant to the
       exercise of share options under the 2000 Scheme,
       provided always that the aggregate number of
       shares to be issued pursuant to the 2000 Scheme
       shall not exceed 15% of the issued share capital
       of the Company from time to time

11.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors; while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued In pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued share capital of the Company [as calculated
       in accordance with paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued share capital of the Company
       [as calculated In accordance with paragraph
       (2) below]; 2) [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under paragraph
       (1) above, the percentage of issued share capital
       shall be based on the issued share capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 VECTOR LTD                                                                                  Agenda Number:  701363448
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9389B109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  NZVCTE0001S7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a report from the Chairman and the Chief          Non-Voting
       Executive Officer in respect of the FYE 30
       JUN 2007, including consideration of the financial
       statements and the audit report

1.     Re-elect Mr. Bob Thomson as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Listing
       Rule 3.3.8

2.     Elect Mrs. Alison Paterson as a Director                  Mgmt          For                            For

3.     Elect Mr. Peter Bird as a Director                        Mgmt          For                            For

4.     Elect Mr. Tony Carter as a Director                       Mgmt          For                            For

5.     Elect Mr. Hugh Fletcher as a Director                     Mgmt          For                            For

6.     Acknowledge that the Company's Auditor, KPMG,             Mgmt          For                            For
       is automatically re-appointed, pursuant to
       Section 200 of the Companies Act 1993 and authorize
       the Directors to fix the Auditor's remuneration
       for the ensuing year

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VECTOR LTD                                                                                  Agenda Number:  701607472
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9389B109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  16-Jun-2008
        ISIN:  NZVCTE0001S7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale by Vector Metering Data Services         Mgmt          For                            For
       Limited of all the shares in Vector Wellington
       Electricity Network Limited to Wellington Electricity
       Distribution Network Limited pursuant to an
       agreement for the sale and purchase of Vector
       Wellinton Electricity Network Limited dated
       25 APR 2008 between Wellington Electricity
       Distribution Network Limited, Cheung Kong Infrastructure
       Holdings Limited, Vector Metering Data Services
       Limited and Vector Limited

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VENTURE CORPORATION LTD                                                                     Agenda Number:  701528830
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9360Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG0531000230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited Accounts of the Company for the
       YE 31 DEC 2007 together with the Auditors'
       report thereon

2.     Declare a final 1-tier tax-exempt dividend of             Mgmt          For                            For
       50 cents per ordinary share and a bonus tax-exempt
       dividend of 25 cents per ordinary share for
       the YE 31 DEC 2007[2006: final tax-exempt dividend
       of 25 cants per ordinary share and a bonus
       tax-exempt dividend of 25cents per ordinary
       share]

3.     Re-elect Mr. Wong Ngit Liong as a Director,               Mgmt          For                            For
       who retires pursuant to Article 92 of the Company's
       Articles of Association

4.     Re-elect Mr. Koh Lee Boon as a Director, who              Mgmt          For                            For
       retires pursuant to Article 92 of the Company's
       Articles of Association

5.     Re-elect Mr. Koh Kheng Siong as a Director of             Mgmt          For                            For
       the Company, who retires pursuant to Article
       74 of the Company's Articles of Association

6.     Re-appoint Mr. Cecil Vivian Richard Wong Director         Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, until the
       next AGM

7.     Approve the payment of Directors' fees of SGD300,000      Mgmt          For                            For
       for the YE 31 DEC 2007; [2006: SGD 264,000]

8.     Re-appoint Messrs. Deloitte and Touche as the             Mgmt          For                            For
       Company's Auditors and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       SGX-ST, (a) (i) issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or ii) make or grant
       offers, agreements or options (collectively,
       Instruments) that might or would require shares
       to be issued, including but not limited to
       the creation and issue of (as well as adjustments
       to) warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and (b)
       (notwithstanding the authority conferred by
       this Resolution may have ceased to be in force)
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       Resolution was in force, provided that: (a)
       the aggregate number of shares to be issued
       pursuant to this Resolution (including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution) does
       not exceed 50% of the issued share capital
       of the Company (as calculated in accordance
       with this resolution), of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       (including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution) does not exceed 20% of the
       issued share capital of the Company (b) (subject
       to such manner of calculation as may be prescribed
       by the SGX-ST) for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this Resolution is passed, after adjusting
       for: (i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and (ii) any subsequent
       consolidation or subdivision of shares; (c)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the SGX-ST (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the Company[Authority expires the earlier of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, to offer
       and grant options from time to time in accordance
       with the regulations of the Venture Corporation
       Executives' Share Option Scheme adopted by
       the Company in 2004 (the 2004 Scheme), to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of options granted under the 2004 Scheme; not
       withstanding that the authority under this
       resolution may have ceased to be in force,
       allot and issue from time to time such number
       of shares in the capital of the Company as
       may be issued pursuant to the exercise of options
       granted under the 2004 scheme while the authority
       was in force and do all such all acts and things
       as may be necessary or expedient to carry the
       same into effect




--------------------------------------------------------------------------------------------------------------------------
 VILLAGE ROADSHOW LTD                                                                        Agenda Number:  701395825
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q94510106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  AU000000VRL0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Receive the financial report, Directors' report           Non-Voting
       and the Auditor's report for the YE 30 JUN
       2007

B.i    Re-elect Mr. Peter M. Harvie as a Director,               Mgmt          For                            For
       who retires from Office by rotation in accordance
       with Article 17.1(a) of the Constitution

B.ii   Re-elect Mr. Peter D. Jonson as a Director,               Mgmt          Against                        Against
       who retires from Office by rotation in accordance
       with Article 17.1(a) of the Constitution

B.iii  Elect Mr. Robert Le Tet as a Director, who retires        Mgmt          For                            For
       from Office in accordance with Article 15.3(b)
       of the Constitution

B.iv   Elect Mr. David J. Evans as a Director, who               Mgmt          For                            For
       retires from Office in accordance with Article
       15.3(b) of the Constitution

C.     Adopt the remuneration report of the Company              Mgmt          Against                        Against
       for the YE 30 JUN 2007

S.D    Approve, for the purposes of Section 260B(2)              Mgmt          For                            For
       of the Corporations Act, the provision of financial
       assistance by each Member of the Roadshow Group,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 WEST AUSTRALIAN NEWSPAPERS HOLDINGS LTD                                                     Agenda Number:  701382804
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9594W120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  AU000000WAN0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Non-Voting
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2007

       PLEASE NOTE THAT ALTHOUGH THERE ARE 2 CANDIDATES          Non-Voting
       TO BE ELECTED AS DIRECTORS, THERE IS ONLY 1
       VACANCY AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 1 OF THE 2 DIRECTORS.
       THANK YOU.

2.a    Re-elect Mr. P. J. Mansell as the Director,               Mgmt          No vote
       who retires by rotation in accordance with
       the Constitution of the Company

2.b    Elect Mr. S. Mayne as a Director of the Company           Mgmt          No vote

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 WEST AUSTRALIAN NEWSPAPERS HOLDINGS LTD                                                     Agenda Number:  701495764
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9594W120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  AU000000WAN0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT A VOTE AGAINST RESOLUTION 1,             Non-Voting
       2, 5 OR 6 WILL RETAIN A CURRENT DIRECTOR, A
       VOTE FOR RESOLUTION 1, 2, 5 OR 6 WILL REMOVE
       A CURRENT DIRECTOR, A VOTE FOR RESOLUTION 3,
       4 AND 7 TO 15 WILL ELECT A NEW DIRECTOR IF
       A VACANCY EXISTS

1.     Approve the removal of Mr. P.J. Mansell as a              Mgmt          Against                        Against
       Director

2.     Approve the removal of Mrs. J.A. Seabrook as              Mgmt          Against                        Against
       a Director

3.     Elect Mr. K. Stokes as a Director                         Mgmt          Against                        Against

4.     Elect Mr. P. Gammell as a Director                        Mgmt          Against                        Against

5.     Approve the removal of Mr. M.K. Ward AO as a              Mgmt          Against                        Against
       Director

6.     Approve the removal of Mr. E. Fraunschiel as              Mgmt          Against                        Against
       a Director

7.     Elect Mr. M.K. Brewer as a Director                       Mgmt          Against                        Against

8.     Elect Mr. S. Harris as a Director                         Mgmt          Against                        Against

9.     Elect Mr. A.P. Montague as a Director                     Mgmt          Against                        Against

10.    Elect Mr. S. Mayne as a Director                          Mgmt          Against                        Against

11.    Elect Professor. M. Seares as a Director                  Mgmt          Against                        Against

12.    Elect Mr. K.S. Bales as a Director                        Mgmt          Against                        Against

13.    Elect Mr. P. Abery as a Director                          Mgmt          Against                        Against

14.    Elect Mr. K. O'Keeffe as a Director                       Mgmt          Against                        Against

15.    Elect Ms. S.M. Armour as a Director                       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK PROPERTIES (SINGAPORE) LTD                                                         Agenda Number:  701523878
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y95738111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1N72002107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditors and the audited accounts for
       the financial period ended 31 DEC 2007

2.     Approve the first and final dividend of 6 cents           Mgmt          For                            For
       tax exempt [one-tier] dividend per share for
       the financial period ended 31 DEC 2007

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       154,500 for the financial period ended 31 DEC
       2007

4.     Re-elect Mr. Peter Kwong Ching Woo, who retires           Mgmt          Against                        Against
       pursuant to Article 109 of the Articles of
       Association of the Company

5.     Re-elect Mr. Paul Yiu Cheung Tsui, who retires            Mgmt          Against                        Against
       pursuant to Article 109 of the Articles of
       Association of the Company

6.     Re-elect Mr. Greg Fook Hin Seow, who retires              Mgmt          For                            For
       pursuant to Article 118 of the Articles of
       Association of the Company

7.     Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

8.     Re-appoint Mr. Tan Keong Choon as a Director,             Mgmt          Against                        Against
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

9.     Re-appoint Mr. Tan Swan Jeng as a Director,               Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

10.    Re-appoint Mr. Frank Yung-Cheng Yung as a Director,       Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

11.    Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

12.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the listing rules of the
       Singapore Exchange Securities Trading Limited
       [SGXST], to allot and issue shares and convertible
       securities in the capital of the Company [whether
       by way of rights, bonus or otherwise or in
       pursuance of any offer, agreement or option
       made or granted by the Directors during the
       continuance of this authority which would or
       might require shares or convertible securities
       to be issued during the continuance of this
       authority or thereafter] at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit [notwithstanding
       that such issue of shares pursuant to the offer,
       agreement or option or the conversion of the
       convertible securities may occur after the
       expiration of the authority contained in this
       Resolution], provided that the aggregate number
       of shares and convertible securities to be
       allotted and issued pursuant to this resolution
       not exceeding 50% of the total number of issued
       share capital of the Company excluding treasury
       shares, and provided further that where members
       of the Company with registered addresses in
       Singapore are not given an opportunity to participate
       in the same on a pro rata basis, then the number
       of shares and convertible securities to be
       issued under such circumstances shall not exceed
       20% of the total number of issued shares in
       the capital of the Company excluding treasury
       shares, and for the purpose of this Resolution,
       the total number of issued shares excluding
       treasury shares shall be based on the total
       number of issued shares in the capital of the
       Company excluding treasury shares at the time
       this Resolution is passed [after adjusting
       for a) new shares arising from the conversion
       or exercise of convertible securities and b)
       any subsequent bonus issue, consolidation or
       subdivision of shares]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by Law
       to be held]

13.    Authorize the Directors of the Company to make            Mgmt          For                            For
       market purchases from time to time [whether
       by way of market purchases or off-market purchases
       on an equal access scheme] of ordinary shares
       up to 10% of the issued ordinary share capital
       of the Company as at the date of this Resolution
       or as at the date of the last AGM of the Company
       [whichever is the higher] at any price not
       exceeding the Maximum Price [as specified]
       in accordance with the Guidelines on Share
       Purchases as specified, as supplemented by
       the amendments contained in the addendum to
       shareholders dated 03 JUL 2006 [the 'Amended
       Guidelines on Share Purchases']; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by Law to be held], whichever is the earlier
       [the Share Purchase Mandate]

14.    Transact any other ordinary business                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701536914
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9586L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Directors
       and Auditors thereon

2.     Approve the payment of a final tax exempt [one-tier]      Mgmt          For                            For
       dividend of SGD 0.026 per ordinary share for
       the YE 31 DEC 2007

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       360,000 for the YE 31 DEC 2007 [2006: SGD 150,000]

4.     Re-elect Mr. Martua Sitorus as a Director, who            Mgmt          Against                        Against
       retires under Article 104 in accordance with
       the Company's Articles of Association

5.     Re-elect Mr. Chua Phuay Hee as a Director, who            Mgmt          Against                        Against
       retires under Article 104 in accordance with
       the Company's Articles of Association

6.     Re-elect Mr. Teo Kim Yong as a Director, who              Mgmt          Against                        Against
       retires under Article 104 in accordance with
       the Company's Articles of Association

7.     Re-elect Mr. Kwok Kian Hai as a Director, who             Mgmt          Against                        Against
       retires under Article 108 in accordance with
       the Company's Articles of Association

8.     Re-elect Mr. Lee Hock Kuan as a Director, who             Mgmt          Against                        Against
       retires under Article 108 in accordance with
       the Company's Articles of Association

9.     Re-elect Mr. Kuok Khoon Ean as a Director, who            Mgmt          Against                        Against
       retires under Article 108 in accordance with
       the Company's Articles of Association

10.    Re-elect Mr. John Daniel Rice as a Director,              Mgmt          Against                        Against
       who retires under Article 108 in accordance
       with the Company's Articles of Association

11.    Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and to authorize the Directors
       to fix their remuneration

12.    Approve, for the renewal of the mandate for               Mgmt          For                            For
       the purposes of Chapter 9 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       for the Company, its subsidiaries and associated
       Companies [within the meaning of the said Chapter
       9] or any of them to enter into transactions
       falling within the categories of Interested
       Person Transactions as set out in the Company's
       Addendum to Shareholders dated 14 APR 2008
       [being an addendum to the Annual Report of
       the Company for the FYE 31 DEC 2007 [the Addendum]],
       with any party who is of the class or classes
       of interested persons described in the Addendum,
       provided that such transactions are carried
       out on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and are in accordance
       with the procedures as set out in the Addendum
       [the IPT Mandate]; [Authority expires until
       the next AGM of the Company is held or is required
       by law to be held]; and authorize the Directors
       of the Company and/or to do all such acts and
       things [including, without limitation, executing
       all such documents as may be required] as they
       and/or he may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

13.    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue shares in the capital of the Company
       that, pursuant to Section 161 of the Companies
       Act, Chapter 50, and the listing rules of the
       Singapore Exchange Securities Trading Limited
       to: issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       make or grant offers, agreements or options
       that might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares [collectively, Instruments]
       including but not limited to the creation and
       issue of warrants, debentures or other instruments
       convertible into shares; and issue additional
       Instruments arising from adjustments made to
       the number of Instruments previously issued,
       while the authority conferred by shareholders
       was in force, in accordance with the terms
       of issue of such Instruments, [notwithstanding
       that such authority conferred by shareholders
       may have ceased to be in force]; at any time
       and upon such terms and conditions and for
       such purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and [notwithstanding the authority conferred
       by the shareholders may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while the
       authority was in force or any additional Instrument
       referred to in [a][iii] above provided always
       that the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the issued shares [excluding
       treasury shares] in the capital of the Company,
       of which the aggregate number of shares [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the issued shares [excluding treasury
       shares] in the capital of the Company, and
       for the purpose of this resolution, the percentage
       of the issued shares shall be based on the
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of convertible securities that
       have been approved or may be approved by shareholders
       from time to time; new shares arising from
       exercising share options or vesting of share
       awards outstanding or subsisting at the time
       this resolution is passed; and/or any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares; and [Authority expired
       earlier the conclusion of the next AGM or the
       date by which the next AGM of the Company is
       required by law to be held]

14.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       options and issue shares under the Executives'
       Share Option Scheme of the Company to offer
       and grant options from time to time in accordance
       with the provisions of the Executives' Share
       Option Scheme of the Company [the Share Scheme]
       and, pursuant to Section 161 of the Companies
       Act, Chapter 50, to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       [while the authority conferred by this Resolution
       is in force] under the Share Scheme, notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force, provided that
       the aggregate number of shares to be issued
       pursuant to the Share Scheme shall not exceed
       15% of the issued shares of the capital of
       the Company from time to time, as determined
       in accordance with the provisions of the Share
       Scheme




--------------------------------------------------------------------------------------------------------------------------
 WING HANG BK LTD                                                                            Agenda Number:  701528195
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9588K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  HK0302001547
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and report               Mgmt          For                            For
       of the Directors and independent Auditor for
       the YE 31 DEC 2007

2.     Declare a final dividend of HKD 2.47 per share            Mgmt          For                            For
       for the YE 31 DEC 2007

3.A    Re-elect Dr. Cheng Hon Kwan as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Andrew M. Gordon as a Director               Mgmt          For                            For

3.C    Re-elect Mr. Aloysius H. Y. Tse as a Director             Mgmt          For                            For

4.     Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fee

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period to allot, issue and deal with additional
       shares in the capital of the Bank or grant
       any offers, agreements or options which might
       require securities to be issued, allotted or
       disposed of subject to the restriction that
       the aggregate number of share capital allotted,
       other than for allotment under any Share Option
       Schemes or Employee Incentive Plan for the
       time being adopted for the grant or issue to
       the Employees of the Bank and its subsidiaries
       of shares of the Bank, and any scrip dividend
       or similar arrangement in accordance with the
       Article of Association of the Bank, not exceeding
       the 20% of the issued share capital of the
       Bank at the date of this resolution; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Bank or the expiration of the
       period within which the next AGM of the Bank
       is required By law to be held]

7.     Authorize the Directors of the Bank during the            Mgmt          For                            For
       relevant period[as specified in resolution
       6] to purchase shares in the capital of the
       Bank, the aggregate number of shares of the
       Bank which may be purchased by the Bank on
       The Stock Exchange of Hong Kong Limited under
       the Hong Kong Code on share repurchases pursuant
       to this resolution not exceeding 10% of the
       issued share capital of the Bank at the date
       of this resolution, and the said approval shall
       be limited accordingly

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to allot shares pursuant to
       the Resolution 6 by the addition to the aggregate
       number of shares which may be allotted or agreed
       to be allotted by the Directors pursuant to
       such general mandate an amount representing
       the aggregate number of shares repurchased
       by the Bank under the authority granted pursuant
       to the Resolution 7




--------------------------------------------------------------------------------------------------------------------------
 WING LUNG BANK LTD                                                                          Agenda Number:  701484898
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y95910108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2008
        ISIN:  HK0096000564
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       and the reports of the Directors and of the
       Auditors for the YE 31 DEC 2007 and to declare
       a final dividend

2.     Elect the Directors of the Bank and approve               Mgmt          For                            For
       to fix their fees

3.     Appoint the Auditors of the Bank and authorize            Mgmt          For                            For
       the Directors to fix their remuneration

4.     Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to issue additional shares not exceeding 20%
       of the issued share capital

5.     Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares not exceeding 10% of the
       issued share capital

6.     Approve to extend the general mandate under               Mgmt          Against                        Against
       Resolution 4, hereof by increasing the number
       of shares permitted to be issued equivalent
       to the number of shares repurchased under Resolution
       5, hereof




--------------------------------------------------------------------------------------------------------------------------
 WING ON COMPANY INTERNATIONAL LTD                                                           Agenda Number:  701569482
--------------------------------------------------------------------------------------------------------------------------
    Security:  G97056108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  BMG970561087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditor together with the financial
       statements for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lester Kwok as an Executive Director         Mgmt          Against                        Against

3.2    Re-elect Mr. Mark Kwok as an Executive Director           Mgmt          Against                        Against

3.3    Re-elect Miss Maria Tam Wai Chu as an Independent         Mgmt          For                            For
       Non-Executive Director

3.4    Re-elect Mr. Anthony Francis Martin Conway as             Mgmt          For                            For
       an Independent Non-Executive Director

3.5    Approve to fix the fees of the Directors                  Mgmt          For                            For

4.     Approve to fix the maximum number of the Directors        Mgmt          For                            For
       at 20 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Re-appoint KPMG as the Auditor of the Company             Mgmt          For                            For
       and authorize the Directors to fix its remuneration

6.     Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       during the relevant period; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Law to be held]

7.     Authorize the Directors to purchase its own               Mgmt          For                            For
       shares during the relevant period, subject
       to and in accordance with all applicable Laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Law to be held]

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 6, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       repurcahsed by the Company under the authority
       granted pursuant to Resolution 7, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 YANLORD LAND GROUP LTD                                                                      Agenda Number:  701534213
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9729A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1T57930854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements of the Company
       for the FYE 31 DEC 2007 together with the Auditors'
       reports thereon

2.     Declare a first and final (one-tier) tax-exempt           Mgmt          For                            For
       dividend of 1.21 Singapore cents per ordinary
       share for the YE 31 DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 400,000.00 for the YE 31 DEC 2007

4.A    Re-elect Mr. Zhong Sheng Jian as a Director,              Mgmt          For                            For
       who retire pursuant to Article 91 of the Articles
       of Association (AA) of the Company

4.B    Re-elect Ms. Chan Yiu Ling as a Director, who             Mgmt          For                            For
       retire pursuant to Article 91 of the Articles
       of Association (AA) of the Company

4.C    Re-elect Mr. Ronald Seah Lim Siang as a Director,         Mgmt          For                            For
       who retire pursuant to Article 91 of the Articles
       of Association (AA) of the Company

5.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to fix their remuneration

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 (the Act) and the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       (SGX-ST), to: a) i) allot and issue shares
       in the capital of the Company (shares) whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       (collectively, Instruments and each, an Instrument)
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit; and b) (notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force) issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       (including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution) does not exceed 50% of the
       total number of issued shares excluding treasury
       shares in the capital of the Company (as specified),
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company (including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution) does
       not exceed 20% of the total number of issued
       shares excluding treasury shares in the capital
       of the Company (as specified); 2) (subject
       to such manner of calculation as may be prescribed
       by SGX-ST) for the purpose of determining the
       aggregate number of shares that may be issued
       under sub-paragraph (1) above, the percentage
       of the total number of issued shares excluding
       treasury shares shall be based on the total
       number of issued shares excluding treasury
       shares in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options on issue at the time this Resolution
       is passed; and ii) any subsequent bonus issue,
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of SGX-ST
       for the time being in force (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the Company;
       and [Authority expires until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM is required by law to
       be held]

7.     Authorize the Directors to: a) offer and grant            Mgmt          For                            For
       options in accordance with the provisions of
       the Yanlord Land Group Share Option Scheme
       2006 (ESOS 2006); and b) allot and issue from
       time to time such number of shares in the capital
       of the Company as may be issued pursuant to
       the exercise of options under the ESOS 2006,
       provided that the aggregate number of shares
       to be issued pursuant to the ESOS 2006 shall
       not exceed 15% of the total issued shares in
       the capital of the Company from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ZINIFEX LTD                                                                                 Agenda Number:  701394847
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9899H109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Nov-2007
        ISIN:  AU000000ZFX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the Company          Mgmt          For                            For
       for the YE 30 JUN 2007, together with the Directors'
       report and Auditor's report as specified

2.     Re-elect Dr. Peter Cassidy as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Rule 46 of the Company's Constitution

3.     Approve, in accordance with Rule 47(b) of the             Mgmt          For                            For
       Company's Constitution, to increase the total
       maximum amount or value of remuneration which
       may be provided by the Company to all the Non-Executive
       Directors for their services as the Directors
       by AUD 500,000 to a maximum sum of AUD 2,000,000
       a year

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007



PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
--------------------------------------------------------------------------------------------------------------------------
 A.P. MOELLER - MAERSK A/S                                                                   Agenda Number:  701522559
--------------------------------------------------------------------------------------------------------------------------
    Security:  K0514G135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  DK0010244425
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Receive the report on the activities of the               Mgmt          For                            For
       Company during the past FY

b.     Approve the submission of the audited annual              Mgmt          For                            For
       report for adoption

c.     Grant discharge to the Directors                          Mgmt          For                            For

d.     Approve the payment of a dividend of DKK 650              Mgmt          For                            For
       per share of DKK 1000

e.     Authorize the Board to allow the Company to               Mgmt          For                            For
       acquire own shares of a nominal value up to
       10% of the Company's share capital, according
       to the Danish Companies Act, Article 48; the
       purchase price must not deviate by more than
       10% from the price quoted on the Copenhagen
       Stock Exchange on the date of the purchase;
       [Authority is in force until the Company's
       next AGM]

f.     Re-elect Messrs. Poul J. Svanholm, Ane Maersk             Mgmt          For                            For
       Mc-Kinney Uggla, Lars Kann-Rasmussen, Jan Leschly
       and Cecillie Mose Outzen; elect Sir John Bond,
       Mr. Lars Pallesen and Mr. John Axel Poulsen
       as the Board of Directors

g.     Elect KPMG Statsautoriseret Revisionpartnerselskab        Mgmt          For                            For
       and Grant Thornton Statsautoriseret Revsionsaktleseslskab
       as the Auditors

h.1    Adopt the general guidelines concerning incentive         Mgmt          For                            For
       pay for the Management Board of A.P.Moller
       Maersk A/S, cf Section 69b of the Danish Companies
       Act, as specified; insofar the guidelines are
       adopted by the AGM, the below provision which
       is not subject to individual adoption will
       be inserted in the Company's Articles of Association
       as new Section 4.2 as specified

H.2    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve a share split so that 1 share of a
       nominal value of DKK 1,000 is split up in 4
       shares of a nominal value of DKK 250




--------------------------------------------------------------------------------------------------------------------------
 A.P. MOELLER - MAERSK A/S                                                                   Agenda Number:  701535342
--------------------------------------------------------------------------------------------------------------------------
    Security:  K0514G101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  DK0010244508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

a.     Receive the report on the activities of the               Non-Voting
       Company during the past FY

b.     submission of the audited annual report for               Non-Voting
       adoption

c.     Resolution to grant discharge to the Directors            Non-Voting

d.     Payment of a dividend of DKK 650 per share of             Non-Voting
       DKK 1,000

e.     Resolution on authority to acquire own shares:            Non-Voting
       the Board proposes that in the period until
       the next AGM, the Board is authorized to allow
       the Company to acquire own shares of a nominal
       value up to 10% of the Company's share capital,
       according to the Danish Companies Act, Article
       48; the purchase price must not deviate by
       more than 10% from the price quoted on the
       Copenhagen Stock Exchange on the date of the
       purchase; this authorization is in force until
       the Company's next AGM

f.     Re-election of Messrs. Poul J. Svanholm, Ane              Non-Voting
       Maersk Mc-Kinney Uggla, Lars Kann-Rasmussen,
       Jan Leschly and Cecilie Mose Outzen; election
       of Sir John Bond, Messrs. Lars Pallesen and
       John Axel Poulsen to the Board of Directors

g. Election of KPMG Statsautoriseret Revisionpartnerselskab Non-Voting and Grant Thornton Statsautoriseret Revsionsaktieseslskab as the Auditors

h.1    Adoption of the general guidelines concerning             Non-Voting
       incentive pay for the Management Board of A.P.Moller
       Maersk A/S, cf Section 69b of the Danish Companies
       Act, as specified; insofar the guidelines are
       adopted by the AGM, the specified provision
       which is not subject to individual adoption
       will be inserted in the Company's Articles
       of Association as new Section 4.2

h.2    Share split so that one share of a nominal value          Non-Voting
       of DKK 1,000 is split up in 4 shares of a nominal
       value of DKK 250




--------------------------------------------------------------------------------------------------------------------------
 A2A SPA                                                                                     Agenda Number:  701371421
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0140L103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Oct-2007
        ISIN:  IT0001233417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 OCT 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Receive the news concerning the operating programme       Mgmt          No vote
       of the Company

E.1.1  Approve the merger through incorporation of               Mgmt          No vote
       Amsa Spa; any adjournment thereof; and the
       capital increase by the creation of EUR 50.5
       million without pre-emptive rights

E.1.2  Amend the Company Bylaws due to merger between            Mgmt          No vote
       Aem and Amsa

E.2.1  Approve the merger through incorporation of               Mgmt          No vote
       Asm Spa and the capital increase by the creation
       of EUR 642.6 million without pre-emptive rights

E.2.2  Amend the Company Bylaws due to merger between            Mgmt          No vote
       Aem and Asm and approve the introduction of
       a two-tier structure




--------------------------------------------------------------------------------------------------------------------------
 A2A SPA                                                                                     Agenda Number:  701459403
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0140L103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Feb-2008
        ISIN:  IT0001233417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 441101 DUE TO RECEIPT OF SUPERVISORY BOARD
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 FEB 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT LIST PRESENTED BY COMUNE DI              Non-Voting
       BRESCIA AND COMUNE DI MILANO SHAREHOLDERS HOLDING
       RESPECTIVELY 27.456% AND 27.455% OF A2A STOCK
       CAPITAL. THANK YOU.

1.A    Appoint Mr. Renzo Capra as the Member of the              Mgmt          Abstain                        Against
       Supervisory Board, and approve the inherent
       and consequent resolutions

1.B    Appoint Mr. AlbertoSciume as the Member of the            Mgmt          Abstain                        Against
       Supervisory Board, and approve the inherent
       and consequent resolutions

1.C    Appoint Mr. Claudio Buizza as the Member of               Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.D    Appoint Mr. Adriano Bandera as the Member of              Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.E    Appoint Mr. Antonio Capezzuto as the Member               Mgmt          Abstain                        Against
       of the Supervisory Board, and approve the inherent
       and consequent resolutions

1.F    Appoint Mr. Dario Cassinelli as the Member of             Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.G    Appoint Mr. Pierfrancesco Cuter as the Member             Mgmt          Abstain                        Against
       of the Supervisory Board, and approve the inherent
       and consequent resolutions

1.H    Appoint Mr. Gianni Castelli as the Member of              Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.I    Appoint Mr. Luigi Morgano as the Member of the            Mgmt          Abstain                        Against
       Supervisory Board, and approve the inherent
       and consequent resolutions

1.J    Appoint Mr. Marco Miccinesi as the Member of              Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.K    Appoint Mr. Angelo Rampinelli Rota as the Member          Mgmt          Abstain                        Against
       of the Supervisory Board, and approve the inherent
       and consequent resolutions

1.L    Appoint Mr. Cesare Spreafico as the Member of             Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

       PLEASE NOTE THAT LIST PRESENTED BY ATEL ITALIA            Non-Voting
       HOLDING S.R.L HOLDING 4.51% OF A2A STOCK CAPITAL.
       THANK YOU.

1.M    Appoint Mr. Antonio Taormina as the Member of             Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.N    Appoint Mr. Massimo Perona as the Member of               Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.O    Appoint Mr. Mario Cocchi as the Member of the             Mgmt          Abstain                        Against
       Supervisory Board, and approve the inherent
       and consequent resolutions

       PLEASE NOTE THAT LIST PRESENTED BY COMUNE DI              Non-Voting
       BERGAMO HOLDING 1.968% OF A2A STOCK CAPITAL.
       THANK YOU.

1.P    Appoint Mr. Tancredi Bianchi as the Member of             Mgmt          Abstain                        Against
       the Supervisory Board, and approve the inherent
       and consequent resolutions

1.Q    Appoint Mr. Diego Rivetti as the Member of the            Mgmt          Abstain                        Against
       Supervisory Board, and approve the inherent
       and consequent resolutions

2.     Approve the emoluments of the Members of the              Mgmt          Abstain                        Against
       Supervisory Board

3.     Appoint the Chairman of the Supervisory Board             Mgmt          Abstain                        Against

4.     Appoint the Vice Chairman of the Supervisory              Mgmt          Abstain                        Against
       Board




--------------------------------------------------------------------------------------------------------------------------
 A2A SPA                                                                                     Agenda Number:  701481068
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0140L103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  IT0001233417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Appoint the Board of Inspection as per Article            Mgmt          For                            For
       21, item 2 of the ByLaws




--------------------------------------------------------------------------------------------------------------------------
 A2A SPA                                                                                     Agenda Number:  701562616
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0140L103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  IT0001233417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 JUN 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the designation of profits at 31 DEC              Mgmt          For                            For
       2007 and distribution of dividend

2.     Grant authority to buy back, any adjournment              Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, ZUERICH                                                                            Agenda Number:  701537194
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0010V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 444950, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report and consolidated financial      Mgmt          For                            For
       statements; the Group Auditor's report; annual
       financial statements; the Auditor's report
       for the fiscal 2007

2.     Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements and the annual financial
       statements for 2007

3.     Grant discharge to the Board of Directors and             Mgmt          Abstain                        Against
       the persons entrusted with Management

4.     Approve to release CHF 2,086,682,937 of the               Mgmt          For                            For
       legal reserves and allocate those released
       to other reserves and to carry forward the
       available earnings in the amount of CHF 1,77,263,198

5.     Approve to create additional contingent share             Mgmt          For                            For
       capital in an amount not to exceed CHF 500,000,000
       enabling the issuance of up to 200,000,000
       ABB Ltd shares with a nominal value of CHF
       2.50 each by amending the first 3 Paragraphs
       of Article 4bis of the Articles of Incorporation
       [as specified]

6.     Approve to reduce the share capital of CHF 5,790,037,755.00Mgmt          For                            For
       by CHF 1,111,687,248.96 to CHF 4,678,350,506.04
       by way of reducing the nominal value of the
       registered Shares from CHF 2.50 by CHF 0.48
       to CHF 2.02 and to use the nominal value reduction
       amount for repayment to the shareholders; to
       confirm as a result of the the Auditors, that
       the claims of the creditors are fully covered
       notwithstanding the capital reduction; to amend
       the Article 4 Paragraph 1 of the Articles of
       Incorporation according to the specified wording
       as per the date of the entry of the capital
       reduction in the commercial register as specified;
       to amend the Article 4bis Paras 1 and 4 of
       the Articles of Incorporation, correspondingly
       reflecting the reduced nominal value of the
       registered shares from CHF 2.50 by CHF 0.48
       to CHF 2.02, as per the date of the entry of
       the capital reduction in the commercial register

7.     Amend the Article 13 Paragraph 1 of the Articles          Mgmt          For                            For
       of Incorporation [as specified]

8.     Amend the Article 8 Paragraph 1, 19i], 20, 22             Mgmt          For                            For
       Paragraph.1, and 28 of the Articles of Incorporation
       [as specified]

9.1    Elect Mr. Hubertus Von Grunberg, German to the            Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.2    Elect Mr. Roger Agnelli, Brazilian, to the Board          Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.3    Elect Mr. Louis R. Hughes, American, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.4    Elect Mr. Hans Ulrich Marki Swiss, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.5    Elect Mr. Michel De Rosen, French, to the Board           Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.6    Elect Mr. Michael Treschow, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.7    Elect Mr. Bernd W. Voss, German, to the Board             Mgmt          For                            For
       of Directors for a further period of 1 year,
       until the AGM 2009

9.8    Elect Mr. Jacob Wallenberg, Swedish, to the               Mgmt          For                            For
       Board of Directors for a further period of
       1 year, until the AGM 2009

10.    Elect Ernst & Young AG as the Auditors for fiscal         Mgmt          For                            For
       2008




--------------------------------------------------------------------------------------------------------------------------
 ABERTIS INFRAESTRUCTURAS SA, BARCELONA                                                      Agenda Number:  701473249
--------------------------------------------------------------------------------------------------------------------------
    Security:  E0003D111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  ES0111845014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve and review, the annual accounts of the            Mgmt          For                            For
       Company and its consolidated Group and the
       respective Management reports for the FY 2007,
       including the report on remuneration policy,
       as well as the application of profits and the
       Management of the Board of Directors

2.     Authorize the Board, to increase the capital;             Mgmt          For                            For
       bonus issue of 31.920,431 new shares, ratio
       1:20, nominal value: EUR 3, and amend Article
       5 of the Articles of Association and approve
       to request the admission to quotation of the
       newly issued shares in the stock exchanges
       and other regulated markets

3.     Approve the resignation, dismissal, re-appointment        Mgmt          Against                        Against
       and the appointment of the Directors

4.     Appoint the Auditors of the Company and its               Mgmt          For                            For
       consolidated Group

5.     Approve the implementation of a Share Allocation          Mgmt          For                            For
       Plan and a Stock Option Program, both for the
       FY 2008

6.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       the derivatives acquisition of own shares and
       to dispose of the bought back shares

7.     Authorize the Board to issue promissory notes,            Mgmt          For                            For
       debentures, bonds and other similar fixed income
       securities, convertible and, or exchangeable
       for the Company shares of Companies, with authority
       to increase the Corporate capital and exclude
       the preferential subscription rights for shareholders
       and holders of exchangeable or convertible
       securities, the authority is extended to the
       Executive Commission and the Chief Executive
       Officer

8.     Grant authority for the execution of the resolutions      Mgmt          For                            For
       adopted by the AGM




--------------------------------------------------------------------------------------------------------------------------
 ABN AMRO HOLDING NV                                                                         Agenda Number:  701386903
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0030P459                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  NL0000301109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the extraordinary meeting of shareholders      Non-Voting
       and announcements

2.     Approve the resignation of the Chairman of the            Mgmt          For                            For
       Managing Board and Members of the Supervisory
       Board

3.A    Appoint Sir Fred Goodwin as a New Member to               Mgmt          For                            For
       the Supervisory Board

3.B    Appoint Mr. Jean-Paul Vetron as a New Member              Mgmt          For                            For
       to the Supervisory Board

3.C    Appoint Mr. Juan Inciarte as a New Member to              Mgmt          For                            For
       the Supervisory Board

4.A    Appoint Mr. Mark Fisher as a New Member to the            Mgmt          Against                        Against
       Managing Board

4.B    Appoint Mr. Karel De Boeck as a New Member to             Mgmt          Against                        Against
       the Managing Board

4.C    Appoint Mr. Brian Crowe as a New Member to the            Mgmt          Against                        Against
       Managing Board

4.D    Appoint Mr. Paul Dor as a New Member to the               Mgmt          Against                        Against
       Managing Board

4.E    Appoint Mr. Jan Peter Schmittmann as a New Member         Mgmt          Against                        Against
       to the Managing Board

4.F    Appoint Mr. Javier Maldonado as a New Member              Mgmt          Against                        Against
       to the Managing Board

4.G    Appoint Mrs. Marta Elorza Trueba as a New Member          Mgmt          Against                        Against
       to the Managing Board

4.H    Appoint Mr. John Hourican as a New Member to              Mgmt          Against                        Against
       the Managing Board




--------------------------------------------------------------------------------------------------------------------------
 ACCIONA SA, MADRID                                                                          Agenda Number:  701584662
--------------------------------------------------------------------------------------------------------------------------
    Security:  E0008Z109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  ES0125220311
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual accounts of the Company and            Mgmt          For                            For
       Group from the period 2007

2.     Approve the review of the Management reports              Mgmt          For                            For
       and Social Management of the Group and Company
       from the period 2007

3.     Approve the application of earnings                       Mgmt          For                            For

4.     Re-elect the Accounts Auditors                            Mgmt          For                            For

5.     Re-elect and appoint the Board Members: establishment     Mgmt          For                            For
       of the number of Board Members

6.     Approve the application of the Share Issuing              Mgmt          For                            For
       Plan

7.     Grant authority to the acquisition of own shares,         Mgmt          For                            For
       which may be destined to remuneration schemes,
       and overruling the authorization granted in
       the OGM of 2007

8.     Grant authority to execute the resolutions adopted        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACCOR SA, COURCOURONNES                                                                     Agenda Number:  701528599
--------------------------------------------------------------------------------------------------------------------------
    Security:  F00189120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  FR0000120404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE on 31 DEC 2007
       as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       FY be appropriated as follows: Earnings for
       the FY: EUR 805,415,292.00 retained earnings:
       EUR 216,224,285.58, Non paid dividends: EUR
       2,138,750.00 [self detained shares] distributable
       income: EUR 1,023,778,327.58, the shareholders'
       meeting acknowledges that the share capital
       was EUR 229,917,794.00 on 31 DEC 2007, ordinary
       dividends: EUR 379,364,360.10, exceptional
       dividends: EUR 344,876,691.00, legal reserve:
       EUR 3,795,606.20 new retained earnings: EUR
       295,741,670.28 on the one hand, the shareholders
       will receive an ordinary dividend of EUR 1.65
       per share, on the other hand, the share holders
       will receive an exceptional dividend of EUR
       1.50 per share, both dividends will entitle
       to the 40% deduction provided by the French
       Tax Code, dividends will be paid on 20 MAY
       2008, as required by Law, it is reminded that,
       for the last 3 FY, the dividends paid, were
       as follows: EUR 1.30 for FY 2004 EUR 1.15 for
       FY 2005 EUR 2.95 for FY 2006

O.4    Rceive the special report of the Auditors on              Mgmt          For                            For
       agreements governed by Article 225.38 and followings
       of the French Commercial Code, and approve
       the agreement entered into or which remained
       in force during the FY with FNAC

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed b Article 225.38 and followings
       of the French Commercial Code, and approve
       the agreements entered into or which remained
       in force during the FY with societe Generale
       and BNP Paribas

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article 225.38 and followings
       of the French Commercial Code, approve the
       agreement entered into or which remained in
       force during the FY with compagnie International
       De DES WAGONS LITS ET DU Tourisme

O.7    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article 225.38 and followings
       of the French Commercial code, approve the
       agreements entered into or which remained in
       force during the FY with caisse DES depots
       ET consignations

O.8    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article 225.38 and followings
       of the French Commercial Code, and approve
       the agreements entered into or which remained
       in force during the FY with Mr. Gilles Pelisson

O.9    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article 225.38 and followings
       of the French Commercial Code, and approve
       the agreements entered into or which remained
       in force during the FY with Mr. Paul Dubrule
       and Mr. Gerard Pelisson

O.10   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article 225.38 and followings
       of the French Commercial Code, approve the
       agreements entered into or which remained in
       force during the FY with Societe Generale and
       BNP Paribhas

O.11   Authorize the Board of Directors to Trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       Purchase price: EUR 100.00, minimum sale price:
       EUR 45.00, maximum number of shares to be acquired:
       22,500,000, maximum funds invested in the share
       buybacks: EUR 2,250,000,000.00, the shareholders'
       meting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities, this
       authorize supersedes the fraction unused of
       the authorization granted by the shareholders'
       meeting of 14 MAY 2007 in its resolution number
       15; [Authority expires at the end of 18 month
       period]

E.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its ole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period, to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 14 MAY 2007 in its resolution number
       16; [Authority expires at the end of 18 month
       period]

E.13   Authorize the Board of Directors grant all powers,        Mgmt          For                            For
       in one or more transactions, to employees and
       Corporate Officers of the Company who are Members
       of a Company savings Plan, or to beneficiaries
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the Options
       shall not give rights to a total number of
       shares, which shall not exceed 2.5% of the
       share capital, to cancel the shareholders'
       preferential subscription rights in favour
       of its beneficiaries, the shareholders' meeting;
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 09
       JAN 2006 in its Resolution 30; [Authority expires
       at the end of 38 month period]

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and corporate officers of the Company who are
       Members of a Company Savings Plan, the number
       of shares issued shall not exceed 2% of the
       share capital, the shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries, the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 14 MAY 2007 in its Resolution 23;
       [Authority expires at the end of 26 months
       period]

E.15   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the corporate officers of the Company and related
       Companies, they may not represent more than
       0.5% of the share capital, the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 09 JAN 2006 in its Resolution 31;
       [Authority expires at the end of 38 month period]

E.16   Approve the contribution agreement between accor          Mgmt          For                            For
       and So Luxury HMC signed on 21 MAR 2008, all
       the terms of the contribution agreement as
       well as the valuation of the contribution and
       the consideration for it, consequently the
       shareholders' meeting decides to grant to accor,
       as a remuneration to its contribution, 10,226,352
       new shares to be issued by so luxury of a par
       value of EUR 1.00 each, the contribution of
       the Company accor to its subsidiary so luxury
       HMC is composed by an overall value of assets
       of EUR 15,860,163.00 and liabilities of EUR
       5,633,811.00 which represents a net worth of
       EUR 10,226,352.00

E.17   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out al filings, publications and other
       formalities prescribed By-Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING OF THE RESOLUTIONS. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ACE AVIATION HLDGS INC                                                                      Agenda Number:  701624769
--------------------------------------------------------------------------------------------------------------------------
    Security:  00440P102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  CA00440P1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles- Number of Directors as specified      Mgmt          For                            For

2.     Elect the Directors as specified                          Mgmt          For                            For

3.     Appoint PricewaterhouseCoopers LLP as the Auditor         Mgmt          For                            For

4.     Approve the undersigned certifies that it has             Mgmt          Abstain                        Against
       made reasonable inquiries as to the Canadian
       status of the registered holder and the beneficial
       owner of the shares represented by this Voting
       Instructions Form and has read the definitions
       found below so as to make an accurate declaration
       of Canadian status; the undersigned hereby
       certifies that the shares represented by this
       Voting Instruction Form are, owned and controlled
       by a Canadian




--------------------------------------------------------------------------------------------------------------------------
 ACE AVIATION HLDGS INC                                                                      Agenda Number:  701624795
--------------------------------------------------------------------------------------------------------------------------
    Security:  00440P201                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  CA00440P2017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles-number of Directors, as specified      Mgmt          For                            For

2.     Elect the Directors, as specified                         Mgmt          For                            For

3.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For

4.     Approve the undersigned certifies that it has             Mgmt          Abstain                        Against
       made reasonable inquiries as to the Canadian
       status of the registered holder and the beneficial
       owner of the shares represented by this voting
       instruction form and has read the definitions
       found here so as to make an accurate declaration
       of Canadian status, the undersigned hereby
       certifies that the shares represented by this
       voting instruction form are, owned and Controlled
       by a Canadian




--------------------------------------------------------------------------------------------------------------------------
 ACERINOX SA, MADRID                                                                         Agenda Number:  701556550
--------------------------------------------------------------------------------------------------------------------------
    Security:  E0060D145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  ES0132105018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 MAY 2008.  YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. THANK YOU.

       PLEASE BE ADVISED THAT EVERY 100 SHARES HAVE              Non-Voting
       1 VOTING RIGHT FOR THIS MEETING

1.     Approve the annual accounts and Management reports        Mgmt          For                            For
       for the Company and Group of 2007

2.     Approve the Management of the Board and the               Mgmt          For                            For
       dividends in 2007

3.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

4.     Approve to refund the contributions to shareholders       Mgmt          For                            For
       charged to the issue premium account

5.     Re-elect KPMG as the Auditors                             Mgmt          For                            For

6.     Re-elect the Board Members                                Mgmt          For                            For

7.     Approve the reports regarding the Article 116B            Mgmt          For                            For
       of Equity Market Law

8.     Approve to reduce share capital by means of               Mgmt          For                            For
       amortization of own shares and amend the Article
       5 of the Bylaws

9.     Approve to modify the Article 15 of Bylaws                Mgmt          For                            For

10.    Authorize the Board to increase share capital             Mgmt          For                            For
       as outlined in the Article 153.1B of Company
       Law

11.    Approve to modify the GM rules, Article 3 and             Mgmt          For                            For
       Article 7

12.    Approve the remuneration of the Board                     Mgmt          For                            For

13.    Approve the delegation of powers within the               Mgmt          For                            For
       Board to execute the resolutions adepted

14.    Approve the designation of Inspectors to approve          Mgmt          For                            For
       the minutes

       PLEASE NOTE THAT THERE IS AN ATTENDANCE PREMIUM           Non-Voting
       FOR THE MEETING OF EUR 0.03 PER VOTE. THANK
       YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ACOM CO.,LTD.                                                                               Agenda Number:  701608107
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00105106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3108600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          No vote

2      Amend the Articles of Incorporation                       Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

3.6    Appoint a Director                                        Mgmt          No vote

3.7    Appoint a Director                                        Mgmt          No vote

3.8    Appoint a Director                                        Mgmt          No vote

3.9    Appoint a Director                                        Mgmt          No vote

3.10   Appoint a Director                                        Mgmt          No vote

3.11   Appoint a Director                                        Mgmt          No vote

3.12   Appoint a Director                                        Mgmt          No vote

4      Approve Retirement Allowance for Retiring Directors,      Mgmt          No vote
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 ACS, ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                             Agenda Number:  701512421
--------------------------------------------------------------------------------------------------------------------------
    Security:  E7813W163                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-May-2008
        ISIN:  ES0167050915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts of the Company and            Mgmt          For                            For
       group for the FY 2007; application of earnings
       from the period

2.     Approve the corporate governing annual report,            Mgmt          For                            For
       social responsibility report and special report
       on Article 116 BIS of Equity Market Law

3.     Approve the Management of the Board during 2007           Mgmt          For                            For

4.     Appoint the Board Members                                 Mgmt          For                            For

5.     Approve to modify Articles 3, 4, 11 and 16 of             Mgmt          For                            For
       the Regulations regarding general meetings

6.     Approve the report concerning the above modifications     Mgmt          For                            For
       to Regulations

7.     Authorize for the acquisition of own shares               Mgmt          For                            For

8.     Elect the Auditors for the Company and Group              Mgmt          For                            For

9.     Approve the agreement for the amortization at             Mgmt          For                            For
       25 MAY 2008 of the shares owned by the Company
       itself, and subsequent modification to Article
       6 of the bylaws

10.    Approve the delegation of the powers to execute           Mgmt          For                            For
       the Resolutions agreed

11.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADDAX PETE CORP                                                                             Agenda Number:  701603195
--------------------------------------------------------------------------------------------------------------------------
    Security:  00652V102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  CA00652V1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 482960 DUE TO RECEIPT OF NAMES OF THE DIRECTORS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       To receive the consolidated financial statements          Non-Voting
       for the YE 31 DEC 2007, together with the report
       of the Auditors thereon

1.     Re-appoint Deloitte & Touche LLP, Chartered               Mgmt          For                            For
       Accountants, as the Auditors of the Corporation
       for the ensuing year at such remuneration as
       may be approved by the Audit Committee of the
       Corporation

2.A    Elect Mr. Peter Dey as a Director of the Addax            Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting shareholders or until their successors
       are elected or appointed

2.B    Elect Mr. Stephen Paul De Heinrich as a Director          Mgmt          For                            For
       of the Addax Petroleum to hold office until
       the next annual meeting shareholders or until
       their successors are elected or appointed

2.C    Elect Mr. Jean Claude Gandur as a Director of             Mgmt          For                            For
       the Addax Petroleum to hold office until the
       next annual Meeting shareholders or until their
       sucessors are elected or appointed

2.D    Elect Mr. Gerry Macey as a Director of the Addax          Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting shareholders or until their successors
       are elected or appointed

2.E    Elect Mr. Brian Anderson as a Director of the             Mgmt          For                            For
       Addax Petroleum to hold office until the next
       annual meeting shareholders or until their
       successors are elected or appointed

2.F    Elect Mr. Afolabi Oladele as a Director of the            Mgmt          For                            For
       Addax Petroleum to hold office until the next
       annual meeting shareholders or until their
       successors are elected or appointed

2.G    Elect Mr. James Davie as a Director of the Addax          Mgmt          For                            For
       Petroleum to hold office until the next annual
       meeting shareholders or until their successors
       are elected or appointed

2.H    Elect Mr. Wesley Twiss as a Director of the               Mgmt          For                            For
       Addax Petroleum to hold office until the next
       annual meeting shareholders or until the successors
       are elected or appointed

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ADECCO SA, CHESEREX                                                                         Agenda Number:  701526696
--------------------------------------------------------------------------------------------------------------------------
    Security:  H00392318                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  CH0012138605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438814, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report 2007                            Mgmt          For                            For

2.     Approve the appropriation of retained earnings            Mgmt          For                            For

3.     Grant discharge to the Members of the Directors           Mgmt          For                            For

4.1    Re-elect Mr. Jakob Baer to the Board of Directors         Mgmt          For                            For

4.2    Re-elect Mr. Rolf Doerig to the Board of Directors        Mgmt          For                            For

4.3    Re-elect Mr. Juergen Dormann to the Board of              Mgmt          For                            For
       Directors

4.4    Re-elect Mr. Andreas Jacobs to the Board of               Mgmt          For                            For
       Directors

4.5    Re-elect Mr. Francis Mer to the Board of Directors        Mgmt          For                            For

4.6    Re-elect Mr. Thomas O Neill to the Board of               Mgmt          For                            For
       Directors

4.7    Re-elect Mr. David Prince to the Board of Directors       Mgmt          For                            For

4.8    Elect Mrs. Wanda Rapaczynski to the Board of              Mgmt          For                            For
       Directors

4.9    Elect Mrs. Judith A. Sprieser to the Board of             Mgmt          For                            For
       Directors

5.     Elect the Statutory and Group Auditors                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADIDAS AG                                                                                   Agenda Number:  701499522
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0066B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005003404
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY With the report
       of the Supervisory Board and the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 128,545,221.54 as follows: Payment
       of a dividend of EUR 0.50 per entitled share
       EUR 27,780,741.54 shall be carried forward
       Ex-dividend and payable date: 09 May 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendment to Section 18 of the Articles of Association    Mgmt          For                            For
       the member of the nominating Committee of the
       Supervisory Board shall receive no additional
       remuneration

6.     Resolution on the renewal of the authorized               Mgmt          For                            For
       capital, and the corresponding amendments to
       the Articles of Association the unused authorization
       to increase the share capital by up to EUR
       6, 250,000 on or before 19 JUN 2008, shall
       be revoked the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 12,000,000 through the issue of
       new shares against payment in cash and/or kind,
       during the next 3 years [authorized capital
       2008] the Board of Managing Directors shall
       be authorized to decide upon the exclusion
       of shareholders subscription rights

7.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the company of up to 10%
       of its share capital, at prices neither more
       than 20% below, nor more than 15% above, the
       market price, on or before 07 NOV 2009 the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, or to use the shares
       for acquisition purposes for the satisfaction
       of option or conversion rights, or within the
       Company Stock Option Plan, and to retire the
       shares in addition, the Supervisory Board shall
       be authorized to grant the shares to Members
       of the Board of Managing Directors as remuneration
       in the form of a stock bonus the previous authorization,
       given on 10 May 2007, shall be revoked

8.     Approval of the use of derivatives [call and              Mgmt          For                            For
       put options] for the purpose of acquiring own
       shares as per item 7

9.     Appointment of Auditors for the 2008 FY KPMG,             Mgmt          For                            For
       Frankfurt Entitled to vote are those shareholders
       of record on 17 APR 2008, who provide written
       evidence of such holding and who register with
       the company on or before 30 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 ADVANTEST CORPORATION                                                                       Agenda Number:  701607888
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00210104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3122400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          Against                        Against
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 AEGIS GROUP PLC, LONDON                                                                     Agenda Number:  701588747
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0105D108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  GB0009657569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2007 and the reports of the Directors
       and the Auditors

2.     Declare a final dividend of 1.46 p per ordinary           Mgmt          For                            For
       share

3.     Re-elect Mr. Adrian Chedore as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-elect Mr. Brendan O Neill as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. Lord Sharman as a Director, who              Mgmt          For                            For
       retires by rotation

6.     Re-elect Mr. Lorraine Trainer as a Director,              Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to hold the office until the conclusion of
       the next general meeting at which the accounts
       are laid before the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9.     Approve the remuneration report contained in              Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2007

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities [Section 80] up to
       an aggregate nominal amount of GBP 15,209,696;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Company may
       before such expiry make an offer or agreement
       which would or might require relevant securities
       to be allotted after such expiry and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

s.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the Act] for cash
       pursuant to the authority conferred by Resolution
       10 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights [Section 89],
       provided that this power is limited to the
       allotment of equity securities a) in connection
       with a rights issue, open offer or any other
       offer pre-emptive offer in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       value of GBP 2,887,292; [Authority expires
       at the conclusion of the next AGM of the Company];
       and authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

s.12   Authorize the Company to make one or more market          Mgmt          For                            For
       purchases [Section 163 of the Companies Act
       1985] of maximum number of shares which may
       be purchased is 57,745,840 ordinary shares;
       maximum price at which any share may be purchased
       is the price equal to the equal to higher of
       : 5% above the average market value for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the date of such
       purchase; and the higher of the price of the
       last independent trade and the highest current
       independent bid on the London Stock Exchange
       Official List at the time the purchase is carried
       out; the minimum price at which any share may
       be purchased is the par value of such share;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 22 NOV 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

s.13   Approve and adopt the Articles of Association             Mgmt          Against                        Against
       of the Company in the substitution for, and
       to the exclusion of, all existing Articles
       of Association

14.    Appoint Mr. Phillippe Germond as a Director               Shr           Against                        For

15.    Appoint Mr. Roger Hatchuel as a Director                  Shr           Against                        For

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 464617 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AEGON NV                                                                                    Agenda Number:  701504741
--------------------------------------------------------------------------------------------------------------------------
    Security:  N00927298                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0000303709
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE BLOCKING JOB FROM "Y" TO "N". IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Opening                                                   Non-Voting

2.     Approve the annual report 2007 and annual accounts        Mgmt          For                            For
       2007: proposal to adopt the annual accounts
       2007

3.     Approve the final dividend 2007                           Mgmt          For                            For

4.     Approve to release the Members of the Executive           Mgmt          For                            For
       Board from liability for their duties

5.     Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board from liability for their duties

6.     Appoint the Independent Auditor                           Mgmt          For                            For

7.     Approve to cancel 99,769,902 common shares repurchased    Mgmt          For                            For
       in 2007

8.     Re-appoint Mr. I. W. Bailey, II to the Supervisory        Mgmt          For                            For
       Board

9.     Appoint Ms. C. Kempler to the Supervisory Board           Mgmt          For                            For

10.    Appoint Mr. R.J. Routs to the Supervisory Board           Mgmt          For                            For

11.    Appoint Mr. D.P.M. Verbeek to the Supervisory             Mgmt          For                            For
       Board

12.    Appoint Mr. B. Vander Veer to the Supervisory             Mgmt          For                            For
       Board

13.    Authorize the Executive Board to issue common             Mgmt          For                            For
       shares

14.    Authorize the Executive Board to restrict or              Mgmt          For                            For
       exclude pre-emptive rights upon issuing common
       shares

15.    Authorize the Executive Board to issue common             Mgmt          For                            For
       shares under incentive plans

16.    Authorize the Executive Board to acquire shares           Mgmt          For                            For
       in the Company

17.    Retirement of the Supervisory Board Members               Non-Voting
       Ms. T. Rembe and Messrs. R. Dahan and O.J.
       Olcay

18.    Retirement of Mr. D.J. Shepard and succession             Non-Voting
       by Mr. A.R. Wynaendts as CEO and Chairman of
       the Executive Board

19.    Any other business                                        Non-Voting

20.    Close of the meeting                                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AEON CO.,LTD.                                                                               Agenda Number:  701546686
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00288100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  JP3388200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approval of the absorption-type company split             Mgmt          No vote
       agreement

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

3.6    Appoint a Director                                        Mgmt          No vote

3.7    Appoint a Director                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 AEROPORTS DE PARIS ADP, PARIS                                                               Agenda Number:  701507595
--------------------------------------------------------------------------------------------------------------------------
    Security:  F00882104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  FR0010340141
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

       French resident shareowners must complete, sign           Non-Voting
       and forward the proxy card directly to the
       sub custodian. please contact your client service
       representative to obtain the necessary card,
       account details and directions.     the following
       applies to non-resident shareowners:   proxy
       cards: voting instructions will be forwarded
       to the global custodians that have become registered
       intermediaries, on the vote deadline date.
       in capacity as registered intermediary, the
       global custodian will sign the proxy card and
       forward to the local custodian. if you are
       unsure whether your global custodian acts as
       registered intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the Company's
       financial statements for the FY in 31 DEC 2007,
       as presented, showing income of EUR 164,383,991.00;
       the report of the Chairman of the Board of
       Directors on the conditions for the preparation
       and the organization of the work of the Board
       of Directors and on the internal Audit procedures
       and, the report of the Auditors related to
       this document lf the shareholders' meeting
       the expenses and charges that were not tax
       deductible of EUR 70,839.00 with a corresponding
       tax of EUR 24,390.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY of EUR164,383,991.00 be appropriated
       as follows: to the legal reserve: EUR 8,219,200.00
       retained earnings: EUR 180,990,671.00 i.e.
       a distributable income of EUR 337,155.462.00:
       dividends: EUR 161,305,781.26 the balance of
       EUR 175,849,681.00: allocated to the retained
       earnings; the shareholders will receive a net
       dividend of EUR 1.63 per share, and will entitle
       to the 40 % deduction provided by the French
       tax code for natural persons domiciled in France;
       this dividend will be paid on 11 JUN 2008;
       in the event the Company holds some of its
       own shares on the day the dividend is paid,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account as required by law, it is remained
       that, for the last 3 FY, the global amount
       of dividends paid, were as follows: EUR 25,174,200.00
       for FY 2004 EUR 0.74 for FY 2005, entitle to
       the 40 deduction provided by the French tax
       code EUR0.94 for FY 2006, entitle to the 40
       deduction provided by the French Tax Code

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L225.38 and
       sequence of the French Commercial Code, and
       approve the said report and the agreements
       referred to therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approves the agreement
       authorized by the Board of directors, governed
       by Article L.225.42 and related to the allowance
       to be granted to Mr. Francois Rubichon in the
       event of retirement by cancellation or non
       renewal of its term of office as Managing Director

O.6    Approve to award total annual fees of EUR 1               Mgmt          For                            For
       40,000.00 to the Board of Directors

O.7    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 110.00, maximum number
       of shares to be acquired: 5% of the share capital.
       i.e. a number of 4,948,030.00, maximum funds
       invested in the share buybacks: EUR 400,000,000.00;
       [Authority expires at the end of 18 month period]
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.8    Authorize the powers to the Board of Directors            Mgmt          For                            For
       to increase on 1or more occasions, in France
       or abroad, by issuance, with the shareholders'
       preferred subscription rights maintained, of
       ordinary shares of the Company or securities
       giving access to the capital of the Company
       or subsidiaries of the Company and, or the
       issue of securities giving right to debt securities
       the maximal nominal am aunt of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 150,000,000.00
       [the maximum overall par value of the capital
       increases to be carried out by virtue of the
       present delegation and those set forth in resolutions
       NR. 9, 10, 12. 13 and 14 shall not exceed EUR
       150,000,00 0.00]; the nominal amount of debt
       securities issued shall not exceed EUR 500.000,000.00
       [on this amount shall count against the par
       value of the debt securities issued by virtue
       of resolution NR 9] [Authority expires at the
       end of 26 month period]; this delegation of
       powers supersedes, for the un used part thereof,
       any and all earlier delegations to the same
       effect; the shareholders' meeting delegates
       all powers to the Board of Directors, to take
       all necessary measure and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the legal reserve

E.9    Authorize to the Board of directors to increase           Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       by issuance, without pre emptive subscription
       rights, of ordinary shares of the Company or
       securities giving access 8 to the capital of
       the Company or subsidiaries of the Company
       and, or the issue of securities giving right
       to debt securities the maximal nominal amount
       of capital increases to be carried out under
       this delegation of authority shall not exceed
       EUR 150,000,000.00 [this par value shall count
       against the overall ceiling Et 4 in resolution
       NR.8]; the nominal amount of debt securities
       issued shall not exceed EUR 500,000,000.00
       [this amount shall count against the par value
       of the debt securities to be issued by virtue
       of resolution NR.8]; [Authority expires at
       the end of 26 month period]; this delegation
       of powers supersedes, for the unused part thereof,
       any and all earlier delegations to the same
       effect the shareholders' meeting delegates
       all powers to the Board of directors: to take
       all; necessary measures and accomplish all
       necessary formalities

E.10   Authorize the Board of Directors may decide               Mgmt          Against                        Against
       to increase the number of securities to be
       issued in the event of a capital increase the
       number of the securities to be issued in the
       event of a capital increase with or with our
       preferential subscription right of shareholders,
       at the same price as the initial issue , within
       30 days of the closing of the subscription
       period and up to a maximum of 15 % of the initial
       issue

E.11   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital, in
       1 or more occasions and at its sole discretion,
       by a maximum nominal amount of EUR 150.000,0
       00.00; by way of capitalizing reserves, profits;
       Premiums or other means; provided that such
       capitalization is allowed by law and under
       the by laws, by issuing bonus shares or raising
       the par value of existing shares; or by a combination
       of these methods; this amount shall not count
       against the overall ceiling set forth in resolution
       NR. 8; [Authority expires at the end of 26
       month period]; the delegation of powers supersedes
       for the unused part hereof, any and all earlier
       delegations to the same effect; me share holders
       meeting delegates all powers to the Board of
       Directors to tale all necessary measures and
       accomplish all necessary formalities

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion; by way of by way of
       issuing of shares or securities giving access
       to the capital, in favor of the Members of
       a Company savings plan; this delegation is
       given for a 26 month period and for a nominal
       amount that shall not exceed EUR 5,200,000.00;
       this amount shall count against the overall
       ceiling set forth in Resolution 8 this delegation
       of powers supersedes; for the unused part thereof
       any and all earlier delegation of the same
       effect; the shareholder meeting decides to
       cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries above
       mentioned, it delegates all powers to the Board
       of direct ors to take all necessary measures
       accomplish all necessary formalities

E.13   Authorize the Board of Directors to issue ordinary        Mgmt          For                            For
       shares ordinary shares or any securities giving
       access to the Company's share capital [not
       exceeding EUR 150,000,000.00 for the capital
       in creases and EUR 500,000,000.00 for the debt
       securities], in consideration for securities
       tendered in a public exchange offer initiated
       by the Company concerning the shares of another
       Company; the par value of the capital increases
       shall ;count against the overall ceiling set
       fort h in Resolution NR 8; [Authority expires
       at the end of 26 month period]; this delegation
       of powers supersedes; for unused part there
       and all earlier delegations to the same effect;
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital. up to 10 % of the share
       capital, by way of issuing shares or securities
       giving access to the capital in consideration
       for the contributions in kind for the granted
       to the company and comprised of capital securities
       or securities giving access to share capital;
       the par value of the capital increases shall
       count against the overall ceiling set 4 resolution
       NR. 8; [Authority expires at the end of 26
       month period] this delegation powers supersedes,
       for the unused part thereof, any and all earlier
       delegations to the same effect; the shareholders,
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.15   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital. on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period. [Authority expires at the end of 26
       month period]; this delegation of powers supersedes,
       for the unused part thereof, any an; earlier
       delegations to the same effect; the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all; necessary measures and
       accomplish all necessary formalities

E.16   Amend the Article NR. 20 of the bylaws                    Mgmt          For                            For

E.17   Approve to delete Article NR. 28 of the bylaws            Mgmt          Abstain                        Against

E.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all fillings, publications and
       other formalities prescribed Bylaw




--------------------------------------------------------------------------------------------------------------------------
 AGFA-GEVAERT NV, MORTSEL                                                                    Agenda Number:  701512940
--------------------------------------------------------------------------------------------------------------------------
    Security:  B0302M104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003755692
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Annual report of the Board of Directors and               Non-Voting
       the report of the Statutory Auditor

2.     Approve the financial statements of the FY concluded      Mgmt          For                            For
       on 31 DEC 2007, as prepared by the Board of
       Directors

3.     Approve to allocate the result of -121,862,992.49         Mgmt          For                            For
       Euro of the past FY as follows: transfer to
       the result carried forward

4.     Consolidated accounts of the FY concluded on              Non-Voting
       31 DEC 2007 and consolidated reports of the
       Board of Directors and the Statutory Auditor

5.     Grant discharge to the Directors from all liability       Mgmt          For                            For
       deriving from the performance of their mandates
       during the past FY

6.     Grant discharge to the Statutory Auditor from             Mgmt          For                            For
       all liability deriving from the performance
       of his mandate during the past FY

7.     Preliminary explanation on the appointment of             Non-Voting
       the Directors

8.     Re-elect Mr. Karel Van Miert as a an Independent          Mgmt          For                            For
       Director for a 3-year period to come into effect
       today and terminate immediately after the annual
       meeting that will consider the approval of
       the FY ending on 31 DEC 2010

9.     Elect Mr. Willy Duron as a Director of the Company        Mgmt          For                            For
       for a 3-year period to come into effect today
       and terminate immediately after the annual
       meeting that will consider the approval of
       the FY ending on 31 DEC 2010

10.    Elect Mr. Michel Akkermans as an Independent              Mgmt          For                            For
       Director of the Company for a 3-year period
       to come into effect today and terminate immediately
       after the annual meeting that will consider
       the approval of the FY ending on 31 DEC 2010

11.    Elect Mr. Roland Junck as an Independent Director         Mgmt          For                            For
       for a 3-year period to come into effect today
       and terminate immediately after the annual
       meeting that will consider the approval of
       the FY ending on 31 DEC 2010

12.    Elect Mr. Horst Heidsieck as an Independent               Mgmt          For                            For
       Director for a 3-year period to come into effect
       today and terminate immediately after the annual
       meeting that will consider the approval of
       the FY ending on 31 DEC 2010

13.    Acknowledge the yearly remuneration for the               Non-Voting
       Non-Executive Directors, as approved by the
       shareholders during the general meeting of
       25 APR 2006, remains unchanged for the year
       2008

14.    Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AGRIUM INC                                                                                  Agenda Number:  701521759
--------------------------------------------------------------------------------------------------------------------------
    Security:  008916108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA0089161081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Ralph S. Cunningham as a Director               Mgmt          For                            For

1.2    Elect Mr. D. Grant Devine as a Director                   Mgmt          For                            For

1.3    Elect Mr. Germaine Gibara as a Director                   Mgmt          For                            For

1.4    Elect Mr. Russell K. Girling as a Director                Mgmt          For                            For

1.5    Elect Mr. Susan A. Henry as a Director                    Mgmt          For                            For

1.6    Elect Mr. Russell J. Horner as a Director                 Mgmt          For                            For

1.7    Elect Mr. A. Anne McLellan as a Director                  Mgmt          For                            For

1.8    Elect Mr. Derek G. Pannell as a Director                  Mgmt          For                            For

1.9    Elect Mr. Frank W. Proto as a Director                    Mgmt          For                            For

1.10   Elect Mr. Michael M. Wilson as a Director                 Mgmt          For                            For

1.11   Elect Mr. Victor J. Zaleschuk as a Director               Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Corporation




--------------------------------------------------------------------------------------------------------------------------
 AIFUL CORPORATION                                                                           Agenda Number:  701608020
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00557108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3105040004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4.     Appoint Accounting Auditors                               Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 AIOI INSURANCE COMPANY,LIMITED                                                              Agenda Number:  701613134
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00607101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3486600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Setting of the Amount for Directors' Stock Remuneration-TypeMgmt          For                            For
       of Stock Options and Content Thereof

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 AIR NEW ZEALAND LTD                                                                         Agenda Number:  701358601
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0169V100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Sep-2007
        ISIN:  NZAIRE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Reelect Mr. John McDonald as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Clause
       24.10 of the Constitution

2.     Reelect Ms. Jane Freeman as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Clause
       24.10 of the Constitution

3.     Elect Dr. James Fox as a Director, in accordance          Mgmt          For                            For
       with Clause 24.8 of the Constitution

S.4    Approve the acquisition of the purchased aircraft,        Mgmt          For                            For
       together with the purchase of all or any of
       the option aircraft as specified

5.     Approve the total amount of the Directors' fee            Mgmt          For                            For
       payable annually to all the Directors taken
       together be increased with effect from the
       commencement of the current FY by NZD 95,000
       from NZD 900,000 to NZD 995,000 such sum to
       be dividend among the Directors as the Directors
       from time to time deem appropriate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AISIN SEIKI CO.,LTD.                                                                        Agenda Number:  701610859
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00714105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3102000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5      Approve Issuance of Share Acquisition Rights              Mgmt          Against                        Against
       as Stock Options

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Directors

7      Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AJINOMOTO CO.,INC.                                                                          Agenda Number:  701610594
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00882126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3119600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AKER ASA                                                                                    Agenda Number:  701491071
--------------------------------------------------------------------------------------------------------------------------
    Security:  R0114P108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  NO0010234552
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM and elect the person to co-sign        Mgmt          For                            For
       meeting minutes along with Meeting Chair

2.1    Receive the presentation on business activities           Mgmt          For                            For

2.2    Approve the 2007 annual accounts of Aker ASA,             Mgmt          For                            For
       the consolidated accounts and the Board of
       Directors' report

2.3    Approve to determine the Board Members' remuneration      Mgmt          For                            For
       for the year 2007

2.4    Approve to determine the Nomination Committee             Mgmt          For                            For
       Members' remuneration for the year 2007

2.5    Approve the Auditors' fees for 2007                       Mgmt          For                            For

2.6    Approve the handling of the Board of Directors'           Mgmt          For                            For
       statement on the determination of salary and
       other remuneration to leading employees of
       the Company

2.7    Elect the Board Members                                   Mgmt          For                            For

2.8    Elect the Nomination Committee Members                    Mgmt          For                            For

3.     Grant authority to acquire Company shares                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AKER KVAERNER ASA                                                                           Agenda Number:  701500692
--------------------------------------------------------------------------------------------------------------------------
    Security:  R0180X100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  NO0010215684
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM and appoint a person to co-sign        Mgmt          For                            For
       the minutes together with the Chairman

2.     Acknowledge the information regarding the business        Mgmt          For                            For

3.     Approve the Aker Kvearner ASA and the Group               Mgmt          For                            For
       consolidated annual accounts for 2007 and the
       annual report; and to pay a dividend of NOK
       3 per share for the FY 2007

4.     Approve the Board of Director's declaration               Mgmt          For                            For
       regarding stipulation of salary and other remuneration
       to the Executive Management of the Company

5.     Approve the remuneration to the Members of the            Mgmt          For                            For
       Board of Directors for 2007

6.     Approve the remuneration to the Members of the            Mgmt          For                            For
       Nomination Committee for 2007

7.     Approve the remuneration to the Auditor for               Mgmt          For                            For
       2007

8.     Elect the Members to the Board of Directors               Mgmt          For                            For

9.     Elect the Members to the Nomination Committee             Mgmt          For                            For

10     Approve that the Company's name be changed to             Mgmt          For                            For
       "Aker Solutions ASA" and amend Section 1 of
       the Articles of Association as specified

11.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital by up to NOK 109,600,000;
       and the Board of Directors may set aside the
       shareholders' preferential rights to subscribe
       the new shares according to the Public Limited
       Companies Act Section 10-4; and for the merger
       according to the Public Limited Companies Act
       Section 13-5, and contribution by non-cash
       payment and right to charge the Company with
       special obligations pursuant to the Public
       Limited Companies Act Section 10-2; the authorization
       can be used more than one time and in circumstances
       mentioned in the Securities Trading Act Section
       6-17; [Authority is valid until the AGM in
       2009, but no longer than 30 JUN 2009]

12.    Authorize the Board of Directors to purchase              Mgmt          For                            For
       own shares with an aggregate nominal value
       of up to NOK 54,800,000; the authorization
       includes agreed pledge of own shares; the highest
       and lowest price that can be paid for the shares
       shall be NOK 300 and NOK 1, respectively; and
       to use its own discretion with respect to how
       purchase and sale of own shares are carried
       out; the authorization can also be used in
       circumstances mentioned in the Securities Trading
       Act Section 6-17; [Authority valid until the
       AGM in 2009, but no longer than 30 JUN 2009]




--------------------------------------------------------------------------------------------------------------------------
 AKZO NOBEL N V                                                                              Agenda Number:  701376700
--------------------------------------------------------------------------------------------------------------------------
    Security:  N01803100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  NL0000009132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Approve, in accordance with the provisions of             Mgmt          For                            For
       Section 107a of Book 2 of the Dutch Civil Code,
       the acquisition of Imperial Chemical Industries
       PLC, as specified

3.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AKZO NOBEL N V                                                                              Agenda Number:  701509195
--------------------------------------------------------------------------------------------------------------------------
    Security:  N01803100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  NL0000009132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 455785 DUE TO SPLITTING OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Report of the Board of Management for the FY              Non-Voting
       2007

3.A    Adopt the 2007 Financial Statements of the Company        Mgmt          For                            For

3.B.   Profit allocation                                         Non-Voting

3.C    Discussion of dividend policy                             Non-Voting

3.D    Adopt the dividend proposal                               Mgmt          For                            For

4.A    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Management for the performance
       of their duties in 2007

4.B    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Supervisory Board for the performance
       of their duties in 2007

5.A    Approve to increase the number of Members of              Mgmt          For                            For
       the Board of Management

5.B.1  Appoint Mr. K.Nichols to the Board of Management          Mgmt          For                            For

5.B.2  Re-appoint Mr. L.E.Darner to the Board of Management      Mgmt          For                            For

5.B.3  Appoint Mr. R.J.Frohn to the Board of Management          Mgmt          For                            For

6.A    Approve to increase the number of Members of              Mgmt          For                            For
       the Supervisory Board

6.B.1  Appoint Mr. P.B.Ellwood to the Supervisory Board          Mgmt          For                            For

6.B.2  Appoint Mr. V. Bottomley to the Supervisory               Mgmt          For                            For
       Board

6.B.3  Appoint Mr. R.G.C.Van Den Brink to the Supervisory        Mgmt          For                            For
       Board

6.C    Approve the remuneration of the Chairman of               Mgmt          For                            For
       the Supervisory Board

7.     Amend the remuneration Policy for the Board               Mgmt          For                            For
       of Management

8.A    Authorize the Board of Management to issue shares         Mgmt          For                            For

8.B    Grant authority to the Board of Management to             Mgmt          For                            For
       restrict or exclude the preemptive rights of
       shareholders

9.     Grant authority to the Board of Management to             Mgmt          For                            For
       acquire common shares in the share capital
       of the Company on behalf of the Company

10.    Approve to cancel common shares in the share              Mgmt          For                            For
       capital of the Company

11.    Approve to designate English as the official              Mgmt          For                            For
       language of the annual report and other regulated
       information

12.    Approve to distribute the information to shareholders     Mgmt          For                            For
       by way of electronic means of communication

13.    Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALCATEL-LUCENT, PARIS                                                                       Agenda Number:  701577403
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0191J101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  FR0000130007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Approval of the financial statements for the              Mgmt          For                            For
       fiscal year ended 31 December 2007.

O.2    Approval of the consolidated financial statements         Mgmt          For                            For
       for the fiscal year ended 31 December 2007.

O.3    Approve the results for the fiscal year - Appropriation.  Mgmt          For                            For

O.4    Appointment of Mr. Jean-Pierre Desbois in his             Mgmt          For                            For
       capacity as "Censeur".

O.5    Appointment of Mr. Patrick Hauptmann in his               Mgmt          For                            For
       capacity as "Censeur".

O.6    Approval of related party agreements entered              Mgmt          Against                        Against
       into or which remain in force.

O.7    Compliance implementation obligations of the              Mgmt          Against                        Against
       company under provisions of Article L. 225-42-1
       of the French Commercial Code.

O.8    Authorize the Board of Dirctors to allow the              Mgmt          For                            For
       company to purchase and sell its own shares.

E.9    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital of the company by cancellation
       of the treasury shares.

E.10   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with bonus issues of existing company shares
       or of shares of the company to be issued.

E.11   Authorize the Board of Directors to grant options         Mgmt          For                            For
       to subscribe for or purchase shares of the
       company.

E.12   Approve the delegation of authority granted               Mgmt          For                            For
       to the board of directors to decide on the
       disposal or increase of share capital by the
       issuance of shares reserved to the participants
       in a company savings plan.

E.13   Approve the amendments to the company's bylaws            Mgmt          For                            For
       - removal of the qualified majority rule mentioned
       in Article 17, amendments consequently to Articles
       15, 18 and updated of Article 12.

E.14   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law.

E.15   Approve the amendments or new resolutions proposed        Mgmt          Against                        Against
       at the meeting.

       REGARDING RESOLUTION E.15 - IF YOU CAST YOUR              Non-Voting
       VOTE IN FAVOR OF THIS RESOLUTION YOU ARE GIVING
       DISCRETION TO THE CHAIRMAN OF THE MEETING TO
       VOTE FOR OR AGAINST ANY AMENDMENTS OR NEW RESOLUTIONS
       THAT MAY BE PROPOSED.  IF YOU CAST YOUR VOTE
       AGAINST THIS RESOLUTION YOU ARE ABSTAINING
       FROM VOTING ON ANY AMENDMENTS OR NEW RESOLUTIONS
       THAT MAY BE PROPOSED WHICH IS EQUIVALENT TO
       A VOTE AGAINST.




--------------------------------------------------------------------------------------------------------------------------
 ALFRESA HOLDINGS CORPORATION                                                                Agenda Number:  701628313
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0109X107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3126340003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALL NIPPON AIRWAYS CO.,LTD.                                                                 Agenda Number:  701608070
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51914109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3429800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote

2.9    Appoint a Director                                        Mgmt          No vote

2.10   Appoint a Director                                        Mgmt          No vote

2.11   Appoint a Director                                        Mgmt          No vote

2.12   Appoint a Director                                        Mgmt          No vote

2.13   Appoint a Director                                        Mgmt          No vote

2.14   Appoint a Director                                        Mgmt          No vote

2.15   Appoint a Director                                        Mgmt          No vote

2.16   Appoint a Director                                        Mgmt          No vote

2.17   Appoint a Director                                        Mgmt          No vote

3.1    Appoint a Corporate Auditor                               Mgmt          No vote

3.2    Appoint a Corporate Auditor                               Mgmt          No vote

3.3    Appoint a Corporate Auditor                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ALLEANZA ASSICURAZIONI SPA, MILANO                                                          Agenda Number:  701501783
--------------------------------------------------------------------------------------------------------------------------
    Security:  T02772134                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  IT0000078193
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR 2008 AT 10:30 AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, and of the Auditors report,
       adjournment thereof

2.     Appoint the Board of Auditors and approve to              Mgmt          For                            For
       determine its emoluments

3.     Amend the Articles 7 and 13 of the meeting Rule           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE & LEICESTER PLC, LEICESTER                                                         Agenda Number:  701547486
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0178P103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0000386143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts and            Mgmt          For                            For
       the Auditors' report for the FYE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. C.S. Rhodes as a Director                    Mgmt          For                            For

4.     Re-elect Mrs. M. Salmon as a Director                     Mgmt          For                            For

5.     Re-elect Mr. R.D. Brown as a Director                     Mgmt          For                            For

6.     Re-elect Mr. M.E. Francis as a Director                   Mgmt          For                            For

7.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For
       of the Company, until the conclusion of the
       next AGM and authorize the Group Audit Committee
       to determine the remuneration of the Auditors

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

S.9    Authorize the Directors, to allot relevant securities     Mgmt          For                            For

S.10   Authorize the Directors, to allot equity securities       Mgmt          For                            For
       [Section 89(1) of the Companies Act 1985],
       does not apply

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For

12.    Authorize the Company to put in place a Scrip             Mgmt          For                            For
       dividend scheme




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZ SE, MUENCHEN                                                                        Agenda Number:  701546939
--------------------------------------------------------------------------------------------------------------------------
    Security:  D03080112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0008404005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,475,825,000 as follows: Payment
       of a dividend of EUR 5.50 per no-par share
       Ex-dividend and payable date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       of securities trading financial institutions
       in which the company holds a majority interest
       shall be authorized to acquire and sell shares
       of the company, at prices not deviating more
       than 10% from the market price on or before
       20 NOV 2009, the trading portfolio of shares
       to be acquired for such purpose shall not exceed
       5% of the Company's share capital at the end
       of any day

6.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       other than securities trading the company shall
       be authorized to acquire own shares of up to
       10% of its share capital at a price differing
       neither more than 10% from the market price
       of the shares if they are acquired through
       the stock exchange nor more than 20% if they
       are acquired by way of are purchase offer,
       on or before 20 NOV 2009 the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the stock
       exchange or a rights offering if the shares
       are sold at a price not materially below their
       market price to use the shares for acquisition
       purposes to float the shares on Foreign Stock
       Exchanges, to use the shares for the fulfillment
       of conversion or option rights to use up to
       124,187 own shares within the scope of the
       Company's Stock Option Plan, to offer up to
       5,000,000 shares to employees of the company
       or its affiliates, and to retire the shares

7.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares the company shall also be authorized
       to use put and call options for the acquisition
       of own shares of up to 5% of the Company's
       share capital, at a prices not deviating more
       than 10 from the market price of the shares

8.     Amendment to the Article of Association in respect        Mgmt          For                            For
       of Members of the Nomination Committee shall
       not receive an additional remuneration

9.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly owned subsidiary
       Allianz Investment Management SE, effective
       retroactively from 01 JUL 2007 until at least
       30 JUN 2012

10.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly owned subsidiary
       Allianz Argos 14 GmbH, effective retroactively
       from 01 NOV 2007 until at least 31 OCT 2012

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ALLIED IRISH BANKS PLC                                                                      Agenda Number:  701522422
--------------------------------------------------------------------------------------------------------------------------
    Security:  G02072117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IE0000197834
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Receive the Report of the Directors and statement         Mgmt          For                            For
       of accounts for the YE 31 DEC 2007

2.     Declare the final dividend of EUR 0.512 per               Mgmt          For                            For
       ordinary share recommended by the Directors

3.A    Re-appoint Mr. Kieran Crowley as a Director               Mgmt          For                            For

3.B    Re-appoint Mr. Colm Doherty as a Director                 Mgmt          For                            For

3.C    Re-appoint Mr. Donal Forde as a Director                  Mgmt          For                            For

3.D    Re-appoint Mr. Dermot Gleeson as a Director               Mgmt          For                            For

3.E    Re-appoint Mr. Stephen L. Kingon as a Director            Mgmt          For                            For

3.F    Re-appoint Ms. Anne Maher as a Director                   Mgmt          For                            For

3.G    Re-appoint Mr. Daniel O'Connor as a Director              Mgmt          For                            For

3.H    Re-appoint Mr. John O'Donnell as a Director               Mgmt          For                            For

3.I    Re-appoint Mr. Sean O'Driscoll as a Director              Mgmt          For                            For

3.J    Re-appoint Mr. David Pritchard as a Director              Mgmt          For                            For

3.K    Re-appoint Mr. Eugene J. Sheehy as a Director             Mgmt          For                            For

3.L    Re-appoint Mr. Bernard Somers as a Director               Mgmt          For                            For

3.M    Re-appoint Mr. Michael J. Sullivan as a Director          Mgmt          For                            For

3.N    Re-appoint Mr. Robert G. Wilmers as a Director            Mgmt          For                            For

3.O    Re-appoint Ms. Jennifer Winter as a Director              Mgmt          For                            For

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditor

S.5    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       [as such expression is defined by Section 155
       of the Companies Act 1963] of the Company to
       make market purchases [as defined by Section
       212 of the Companies Act 1990 [the 1990 Act]]
       of ordinary shares of EUR0.32 each of the Company
       [share or shares as appropriate] on such terms
       and conditions and in such manner as the Directors,
       or, as the case may be, the Directors of such
       subsidiary, may from time to time determine,
       but subject however to the Section 215 provisions
       of the 1990 Act and to the following restrictions:
       (a) the maximum number of shares so authorized
       to be acquired shall be 91.8 million; (b) the
       minimum and maximum prices which may be paid
       for any such share shall be determined in accordance
       with Article 52 of the Articles of Association;
       [Authority expires at the close of business
       on the earlier of the date of the next AGM,
       or 21 OCT 2009]; the Company, or any such subsidiary,
       may, before such expiry, enter into a contract
       for the purchase of shares which would or might
       be wholly or partly executed after such expiry
       and may complete any such contract as if the
       authority conferred hereby had not expired

S.6    Authorize the Company, subject to the passing             Mgmt          For                            For
       of the resolution 5, for the purposes of Section
       209 of the Companies Act 1990 [the 1990 Act],
       the price range within which any treasury shares
       for the time being held by the Company may
       be re-issued off-market shall be determined
       in accordance with Article 53 of the Articles
       of Association; [Authority expire at the close
       of business on the earlier of the date of the
       next AGM, or 21 OCT 2009]; unless previously
       varied or renewed in accordance with the provisions
       of Section 209 of the 1990 Act

S.7    Authorize the Directors, by paragraph (b) (ii)            Mgmt          For                            For
       of Article 8 of the Articles of Association
       renewed [Authority expires earlier the conclusion
       of the AGM in 2009 or, if earlier, 21 JUL 2009],
       and for such period the Section 23 amount [as
       defined in paragraph (d)(iv) of the said Article]
       shall be EUR14.69 million

8.     Authorize the Company in addition to its existing         Mgmt          For                            For
       entitlement to use electronic communications,
       to use electronic means to convey information
       to shareholders, debt securities holders, and
       others, subject to and in accordance with the
       provisions of the Transparency [Directive 2004/109/EC]
       Regulations 2007

S.9    Amend the Articles of Association as specified            Mgmt          For                            For

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       appoint Mr. Niall Murphy as a Director of the
       Company

       The Directors have received a notice from a               Non-Voting
       shareholder, Mr. Niall Murphy, of his intention
       to propose a resolution for the removal of
       Mr. Dermot Gleeson as a Director of the Company;
       in line with usual practice, a resolution to
       remove a Director already 're-appointed at
       the meeting will not be permitted




--------------------------------------------------------------------------------------------------------------------------
 ALPHA BANK SA, ATHENS                                                                       Agenda Number:  701484836
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1687N119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  GRS015013006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual financial statements as of             Mgmt          For                            For
       31 DEC 2007, along with the relevant reports
       of the Board of Directors and the Auditors,
       and the distribution of profits

2.     Grant discharge to the Board of Director and              Mgmt          For                            For
       the Auditors from any liability for the FY
       2007

3.     Elect the Auditors, regular and alternate for             Mgmt          For                            For
       the FY 2008 and approve their remuneration

4.     Approve the share buy-back Scheme according               Mgmt          For                            For
       to the Article 16 of codified Law 2190/1920

5.     Ratify the adaptation of the Article 5 of the             Mgmt          For                            For
       banks Articles of Incorporation regarding the
       banks share capital, due to the share capital
       increase following the exercise of Stock Option
       Rights

6.     Approve to increase the share capital of the              Mgmt          For                            For
       bank by Capitalization of the share premium
       account and part of the retained earnings account,
       and alteration of the share nominal value and
       modification of the Article 5 of the banks
       Articles of Incorporation regarding the banks
       share capital

7.     Amend, the supplementation, abolition and renumbering     Mgmt          For                            For
       of certain of the banks Articles of Incorporation
       for better functionality and adaptation to
       Law 3604/2007

8.     Approve the Board of Directors fees                       Mgmt          For                            For

9.     Appoint 2 Independent Members of the Board of             Mgmt          Abstain                        Against
       Directors, among the existing Non-Executive
       Members

10.    Elect a new Member of the Board of Directors              Mgmt          For                            For

11.    Authorize, according to the Article 23, paragraph         Mgmt          For                            For
       1 of codified Law 2190/1920, to the Members
       of the Board of Director, the General Management
       as well as to Managers to participate in the
       Board of Directors or in the Management of
       Group Companies having similar purposes

12.    Approve to take decision for the transmission             Mgmt          For                            For
       of information via electronic means by the
       bank Article 18 Law 3556/2007




--------------------------------------------------------------------------------------------------------------------------
 ALPHA BANK SA, ATHENS                                                                       Agenda Number:  701521317
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1687N119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  GRS015013006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the amendment, supplementation, abolition         Mgmt          For                            For
       and renumbering of certain of the Banks Articles
       of Incorporation for better functionality and
       adaptation to Law 3604/2007




--------------------------------------------------------------------------------------------------------------------------
 ALPHA BANK SA, ATHENS                                                                       Agenda Number:  701557879
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1687N119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GRS015013006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the amendment, supplementation, abolition         Mgmt          For                            For
       and renumbering of certain of the Banks Articles
       of Incorporation for better functionality and
       adaptation to Law 3604/2007




--------------------------------------------------------------------------------------------------------------------------
 ALPS ELECTRIC CO.,LTD.                                                                      Agenda Number:  701610443
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01176114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3126400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 ALSTOM, PARIS                                                                               Agenda Number:  701587935
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0259M475                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  FR0010220475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept consolidated financial statements       Mgmt          For                            For
       and statutory reports

O.3    Approve to allocate the income and Dividends              Mgmt          For                            For
       of EUR 1.60 per Share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Approve the transaction with Mr. Patrick Kron             Mgmt          For                            For

O.6    Ratify the appointment of Mr. Bouygues as a               Mgmt          For                            For
       Director

O.7    Reelect Mr. Jean-Paul Bechat as a Director                Mgmt          For                            For

O.8    Re-elect Mr. Pascal Colombani as a Director               Mgmt          For                            For

O.9    Re-elect Mr. Gerard Hauser as a Director                  Mgmt          For                            For

O.10   Grant authority to the repurchase of up to 10%            Mgmt          For                            For
       of issued share capital

E.11   Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 600 Million

E.12   Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities without preemptive rights up to
       aggregate nominal amount of EUR 250 Million

E.13   Grant authority to the capital increase of up             Mgmt          For                            For
       to 10% of issued capital for future acquisitions

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Authorize the Board to issue shares reserved              Mgmt          For                            For
       for share purchase plan for employees of subsidiaries

E.16   Approve the 1 for 2 stock split and amend Bylaws          Mgmt          For                            For
       accordingly

E.17   Amend the Article 15 of Bylaws regarding Electronic       Mgmt          For                            For
       Voting, Voting Rights

E.18   Grant authority to the filing of required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 ALTADIS SA                                                                                  Agenda Number:  701410918
--------------------------------------------------------------------------------------------------------------------------
    Security:  E0432C106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  ES0177040013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 DEC 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Modification of Article 24 (Voting Rights) of             Mgmt          For                            For
       the Company By-laws and of Article 24.1 (Adoption
       of Resolutions and Announcement of Results)
       of the Regulations of the General Shareholders'
       Meeting

2.     Delegation of powers to execute, construe, rectify,       Mgmt          For                            For
       register and give effect to the resolutions
       passed at the General Shareholders' Meeting

       PLEASE NOTE: ATTENDANCE PREMIUM (0.10 EUROS               Non-Voting
       GROSS PER SHARE): SHAREHOLDERS WHO PARTICIPATE
       IN ANY FORM AT THE EGM, WHETHER DIRECTLY, BY
       PROXY, OR BY LONG-DISTANCE VOTING, SHALL BE
       ENTITLED TO RECEIVE AN ATTENDANCE PREMIUM OF
       TEN EURO CENTS GROSS PER SHARE, PROVIDED THAT
       THEY HAVE THEM RECORDED IN THE PERTINENT BOOK-ENTRY
       LEDGER FIVE DAYS IN ADVANCE OF THE DATE SCHEDULED
       FOR THE EGM.

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING ALTADIS S.A., CAN ALSO BE VIEWED
       ON THE COMPANY'S WEBSITE: http://www..altadis.com/en/index.php

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting
       COMMENTS AND NORMAL MEETING BEEN CHANGED TO
       ISSUER PAY MEETING.  IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ALTANA AG, WESEL                                                                            Agenda Number:  701507874
--------------------------------------------------------------------------------------------------------------------------
    Security:  D03304108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  DE0007600801
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 14 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY With the report
       of the Supervisory Board, the group financial
       statements and Group annual report, and the
       re-port of the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolutions on the appropriation of the distribution      Mgmt          For                            For
       profit of EUR 93,459,244.14 as follows: payment
       of dividend of EUR 0.25 plus a bonus of EUR
       0.26 per No-Par share EUR 24,105,980.22 shall
       be allocated to the other revenue reserves
       ex-dividend and payable date: 06 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elections to the Supervisory Board- Mr. Susanne           Mgmt          For                            For
       Klatten

6.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Duesseldorf

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10%, of its share capital,
       at prices not deviating more than 10 % , from
       the market price of the shares, on or before
       31 OCT 2009, the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if t he shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Resolution on the revocation of the existing              Mgmt          Against                        Against
       authorized capital I, II, and III, the creation
       of the new authorized capital I, II, and III
       , and the corresponding, amendments to the
       Articles of Association, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 28,000,000 through
       the issue of up to 28,000,000 new bearer no-par
       shares against payment in cash, on or before
       30 APR 2013 (authorized capital I), shareholders
       shall be granted subscription rights except
       for residual amounts, the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 28,000,000 through
       the issue of up to 28,000,000 new bearer no-par
       shares against payment in cash and/or kind,
       on or before 30 APR 2013 (authorized capital
       II), shareholders shall be granted subscription
       rights except for residual amounts, the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 14,000,000 through the issue of up
       to 14,000,000 new bearer no-par shares against
       payment in cash, on or before 30 APR 2013 (authorized
       capital III), shareholders shall be granted
       subscription rights except for a capital increase
       of up to 10%, of the Company's share capital
       against payment in cash if the new shares are
       issued at a price not materially be low their
       market price and for residual amounts




--------------------------------------------------------------------------------------------------------------------------
 ALUMINA LTD                                                                                 Agenda Number:  701520000
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0269M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  AU000000AWC3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report and              Non-Voting
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2007

2.     Approve the remuneration report for the FYE               Mgmt          For                            For
       31 DEC 2007

3.a    Re-elect Mr. Ronald J. McNeilly as a Director,            Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

3.b    Elect Mr. G. John Pizzey as a Director of the             Mgmt          For                            For
       Company on 08 JUN 2007

3.c    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       elect Mr. Stephen D. Mayne as a Director

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] to grant Mr. John Marlay, Chief
       Executive Officer of the Company, of rights
       to acquire ordinary shares in the capital of
       the Company in accordance with the terms contained
       in the Company's Long Term Incentive Plan,
       as specified

S.5    Amend, pursuant to Sections 136[2] and 648G               Mgmt          For                            For
       of the Corporations Act 2001 [Cth], the Constitution
       of the Company by re-inserting Rule 139 as
       specified

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AMADA CO.,LTD.                                                                              Agenda Number:  701615291
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01218106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3122800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMB GENERALI HOLDING AKTIENGESELLSCHAFT, AACHEN                                             Agenda Number:  701499899
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0353Q119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  DE0008400029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 15 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board

2.     Presentation of the Group financial statements            Non-Voting
       and Group annual report with the report of
       the Supervisory Board

3.     Resolution on the appropriation of the distributable      Mgmt          No vote
       profit of EUR 158,539,545.35 as follows: payment
       of a dividend of EUR 2.90 per no-par share
       EUR 2,786,540.31 shall be allocated to the
       revenue reserves EUR 81,022.44 shall be carried
       forward ex-dividend and payable date 07 MAY
       2008

4.A    Ratification of the acts of the Board of Managing         Mgmt          No vote
       Directors

4.B    Ratification of the acts of the Supervisory               Mgmt          No vote
       Board

5.     Elections to the Supervisory Board Dott. Sergio           Mgmt          No vote
       Balbinot Antoine Bernheim, Prof. Avv. Gerardo
       Broggini, Prof. H.C. Dr. H.C. [rus], Dr. Jur.
       Wolfgang Kaske, Dr. Achim Kassow, Dr. Helmut
       kohl, Prof. Dr. Jur., Dr. H.C. Mult. Reinfried
       Pohl, Dr. Wilhelm Winterstein

6.     Renewal of the authorization to acquire own               Mgmt          No vote
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at a price differing neither more
       than 10% from the market price of the shares
       if they are acquired through the Stock Exchange,
       nor more than 20% if they are acquired by way
       of a repurchase offer, on or before 31 OCT
       2009, the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the Stock Exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, and to retire
       the shares

7.     Amendment to the Articles of Association in               Mgmt          No vote
       respect of the Company's name being changed
       to Generali Deutschland Holding AG

8.     Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary Central
       Krankenversicherung AG, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

9.     Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary AMB Generali
       Services GMBH, effective retroactively from
       01 JAN 2008 until at least 31 DEC 2012

10.    Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary AMB Generali
       Sch Adenmanagement GMBH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

11.    Approval of the profit transfer agreement with            Mgmt          No vote
       the Company's wholly-owned subsidiary AMB Generali
       Imm Obilien GMBH effective retroactively from
       01 JAN 2008 until at least 31 DEC 2012

12.    Report on the current situation regarding the             Non-Voting
       Company's integration into Assicuranzioni Generali
       S.P.A.

13.    Appointment of a special representative to assert         Mgmt          No vote
       a claim for damages against Generali Beteiligungs
       Gmbh, Assicuranzioni Generali S.P.A., Generali
       Investments S.P.A. as well as Members of the
       Board of Managing Directors and the Supervisory
       Board of AMB Generali Holding AG in connection
       with the merger of AMB Generali Asset Managers
       Kapitalanlagegesellschaft Mbh into Generali
       Investments S.P.A. and the retirement of the
       former Chairman of the Board of Managing Director
       Dr. Wolfgang Thiessen

14.    Appointment of a Special Auditor for the examination      Mgmt          No vote
       of whether damage was inflicted by Generali
       Bete Iligungs Gmbh, Assicuranzioni Generali
       S.P.A., as well as Members of the Board of
       Managing Directors and the Supervisory Board
       of AMB Generali Holding AG




--------------------------------------------------------------------------------------------------------------------------
 AMCOR LTD                                                                                   Agenda Number:  701371382
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q03080100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  AU000000AMC4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditor
       in respect of the YE 30 JUN 2007

2.a    Re-elect Mr. Christopher Ivan Roberts as a Director       Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 63 of the Company's Constitution

2.b    Re-elect Mr. Geoffrey Allan Tomlinson as a Director       Mgmt          Against                        Against
       who retires by rotation in accordance with
       Rule 63 of the Company's Constitution

3.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          For                            For
       of the Company, the consent of the Australian
       Securities and Investments Commission to the
       resignation of the Current Auditor, KPMG, having
       being obtained, and authorize the Directors
       to agree their remuneration

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Managing Director
       and the Chief Executive Officer of the Company,
       Mr. K.N. MacKenzie, of 165,000 Options and
       100,000 Performance Rights pursuant to the
       Company's Long Term Incentive Plan, as specified,
       and the issue of ordinary shares in the Company
       upon the exercise of those options and performance
       rights

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth], the acquisition by the Managing
       Director and the Chief Executive Officer of
       the Company, Mr. K.N. MacKenzie, of ordinary
       shares in the Company pursuant to the Company's
       Medium Term Incentive Plan, as specified

6.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the report of the Directors] for
       the YE 30 JUN 2007

S.7    Approve, pursuant to Sections 136(2) and 648G             Mgmt          For                            For
       of the Corporations Act 2001 [Cth], to renew
       Rule 97 of the Company's Constitution [and
       amended] in the form as specified




--------------------------------------------------------------------------------------------------------------------------
 AMEC PLC                                                                                    Agenda Number:  701536940
--------------------------------------------------------------------------------------------------------------------------
    Security:  G02604117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0000282623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Approve the remuneration policy prescribed in             Mgmt          For                            For
       the Directors' remuneration report

5.     Re-elect Mr. P.J. Byrom as a Director                     Mgmt          For                            For

6.     Re-elect Mr. T.W. Faithfull as a Director                 Mgmt          For                            For

7.     Re-appoint KPMG Audit PLC as the Auditors and             Mgmt          Against                        Against
       authorize the Directors to fix their remuneration

S.8    Authorize the Company to make purchase of its             Mgmt          For                            For
       own shares

9.     Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.10   Approve the diapplication of Section 89(1) of             Mgmt          For                            For
       the Companies Act 1985

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

12.    Approve the introduction of the AMEC Transformation       Mgmt          For                            For
       Incentive Plan

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE NUMBERING OF THE RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMP LTD                                                                                     Agenda Number:  701506973
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0344G101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  AU000000AMP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Director's              Non-Voting
       report and the Auditor's report for the YE
       31 DEC 2007

2.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

3.     Approve the ongoing acquisition by the Managing           Mgmt          For                            For
       Director and Chief Executive Officer of AMP
       Limited, Mr. Craig Dunn of: (a) performance
       rights under AMP'S long-term Incentive Program;
       and (b) shares in AMP Limited on the exercise
       of some or all of those performance rights,
       as specified

4.     Approve, with effect from the day after the               Mgmt          For                            For
       conclusion of the 2008 AGM of AMP Limited,
       the remuneration for the services of Non-Executive
       Directors of AMP Limited is increased by AUD
       500,000 to an aggregate maximum sum of AUD
       3 million per annum, such remuneration is to
       be divided among the Non-Executive Directors
       in such proportion and manner as the Directors
       agree [or, in default of agreement, equally]
       and to be taken to accrue from day to day

5.A    Re-elect Mr. Richard Grellman as a Director               Mgmt          For                            For

5.B    Elect Mr. John Palmer as a Director                       Mgmt          For                            For

5.C    Elect Mr. Brian Clark as a Director                       Mgmt          For                            For

5.D    Elect Professor Peter Shergold as a Director              Mgmt          For                            For

5.E    Elect Mr. Craig Dunn as a Director                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMVESCAP PLC                                                                                Agenda Number:  701576641
--------------------------------------------------------------------------------------------------------------------------
    Security:  G491BT108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BMG491BT1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Rex D. Adams as the Chairman and Non-executive  Mgmt          For                            For
       Director, until the AGM of the shareholders
       in 2011

1.2    Elect Sir John Banham as a Non-executive Director,        Mgmt          For                            For
       until the AGM of the shareholders in 2011

1.3    Elect Mr. Denis Kessler as a Non-executive Director,      Mgmt          For                            For
       until the AGM of the shareholders in 2011

2.     Appoint the Ernst & Young LLP as the Company's            Mgmt          For                            For
       Independent registered public firm for the
       FYE 31 DEC 2008

3.     Approve the Company's 2008 Global Equity Incentive        Mgmt          For                            For
       Plan

4.     Approve the Company's Executive Incentive Bonus           Mgmt          For                            For
       Plan

5.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERICAN PLC, LONDON                                                                  Agenda Number:  701486703
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03764134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  GB00B1XZS820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Mgmt          For                            For
       and the Group and the reports of the Directors
       and Auditors for the YE 31 DEC 2007

2.     Declare a final dividend of 86 US cents, payable          Mgmt          For                            For
       on 30 APR 2008 to those shareholders registered
       at the close of business on 14 MAR 2008

3.     Elect Sir C. K. Chow as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Chris Fay as a Director of the               Mgmt          For                            For
       Company

5.     Re-elect Sir Rob Margetts as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Rene Medori as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Karel Van Miertt as a Director               Mgmt          For                            For
       of the Company

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company for the ensuing year

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 as specified

11.    Approve, to resolve that the rules of the Anglo           Mgmt          For                            For
       American Sharesave Option Plan [the Sharesave
       Plan]; and authorize the Directors to make
       such modifications to the Sharesave Plan as
       they may consider necessary to obtain the relevant
       tax authorities or to take account of the requirements
       of the Financial Services Authority and best
       practice and to adopt the Sharesave Plan as
       so modified and do all such acts and things
       necessary to operate the Sharesave Plan

S.12   Approve, to resolve that the rules of the Anglo           Mgmt          For                            For
       American Discretionary Option Plan [the Discretionary
       Plan]; and authorize the Directors to make
       such modifications to the Discretionary Plan
       as they may consider necessary to obtain the
       relevant tax authorities or to take account
       of the requirements of the Financial Services
       Authority and best practice and to adopt the
       Discretionary Plan as so modified and do all
       such acts and things necessary to operate the
       Discretionary Plan

S.13   Approve, to resolve that the subscription for             Mgmt          For                            For
       new shares and the acquisition of treasury
       shares pursuant to the Trust Deed and Rules
       of the Anglo American Share Incentive Plan
       [the SIP]

S.14   Approve to renew the authority to allot relevant          Mgmt          For                            For
       securities conferred on the Directors by Article
       9.2 of the Company's Articles of Association,
       up to an aggregate nominal amount of USD 72.5
       million [131.95 million ordinary shares]; [Authority
       expires at the AGM of the Company in 2009]

S.15   Approve to renew the power, subject to the passing        Mgmt          For                            For
       of ordinary Resolution 14, to allot equity
       securities wholly for cash conferred on the
       Directors by Article 9.3 of the Company's Articles
       of Association, up to an aggregate nominal
       amount of USD 36 million [65.5 million ordinary
       shares]; [Authority expires at the AGM of the
       Company in 2009]

S.16   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of 198 million ordinary shares of
       54 86/91 US cents each in the capital of the
       Company, at a minimum price of 54 86/91 US
       cents in the each capital of the Company authorized
       to be acquired is 198 million and the maximum
       price which may be paid for anordinary shares
       of 54 86/91 US cents; up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days, on
       which such ordinary share is contracted to
       be purchased and the amount stipulated by Article
       5(1) of the buy back and stabilization regulations
       2003; [Authority expires at the conclusion
       of the AGM of the Company in 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.17   Amend the Articles of Association as specified            Mgmt          For                            For
       with effect from the end of this meeting; and
       adopt, with effect from 0.01 a.m. on 01 OCT
       2008, or any later date on which Section 175
       of the Companies Act 2006 comes into effect,
       the new Articles A of the Company, pursuant
       this resolution be amended; i) for the purposes
       of Section 175 of the Companies Act 2006 so
       that the Directors be given power in the Articles
       of Association of the Company to authorize
       certain conflicts of interest described in
       that Section; and ii) by the deletion of Articles
       94, 95 and 96 in their entirely and by the
       insertion in their place of new Articles 94,
       94A, 95, 95A and 96 such amendments as specified
       and all necessary and consequential numbering
       amendments be made to the Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 ANGLO-IRISH BANK CORP PLC                                                                   Agenda Number:  701440240
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03815118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Feb-2008
        ISIN:  IE00B06H8J93
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 30 SEP 2007               Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       in the capital of the Company in respect of
       the YE 30 SEP 2007

3.a    Re-elect Mr. Noel Harwerth as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.b    Re-elect Mr. William McAteer as a Director,               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.c    Re-elect Mr. Ned Sullivan as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.d    Re-elect Mr. Lar Bradshaw as a Director, who              Mgmt          For                            For
       retires in accordance with the Articles of
       Association

3.e    Re-elect Mr. Michael Jacob as a Director, who             Mgmt          For                            For
       retires in accordance with the Articles of
       Association

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.5    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       [being a body corporate as referred to in the
       European Communities [Public Limited Company
       Subsidiaries] Regulations 1997] of the Company
       to make market purchase [as defined by Section
       212 of the Companies Act 1990 [the 1990 Act]]
       of shares of any class of the Company on such
       terms and conditions and in such manner as
       the Directors may from time to time determine
       in accordance with and subject to the provisions
       of the 1990 Act, and Article 8(c) of the Articles
       of Association of the Company; the reissue
       price range at which any treasury shares [as
       defined by Section 209 of the 1990 Act] for
       the time being held by Company may be reissued
       off market shall be the price range set out
       in Article 8(d) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

S.6    Amend Article 8(a) of the Articles of Association         Mgmt          For                            For
       of the Company as specified

S.7    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 24 of the Companies [Amendment] Act
       1983 [the 1983 Act], to allot equity securities
       for cash pursuant to and in accordance with
       Article 8(b) of the Articles of Association
       of the Company; [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or 30 APR 2009]

8.     Approve the Rules of the Anglo Irish Bank Corporation     Mgmt          For                            For
       plc 2008 Performance Share Award Plan [the
       Performance Share Plan], as specified and authorize
       the Directors to: (a) adopt the Performance
       Share Plan and make such modifications to the
       Performance Share Plan as they may consider
       appropriate to take account of the requirements
       of best practice and to do all such other acts
       and things as they may consider appropriate
       to implement the Performance Share Plan; and,
       (b) establish further plans based on the Performance
       Share Plan but modified to take account of
       local tax, exchange control or securities laws
       in overseas territories, provided that any
       shares made available under such plans are
       treated as counting against the limits on individual
       or overall participation in the Performance
       Share Plan

9.     Approve, subject to the passing the Resolution            Mgmt          For                            For
       8, the amended Rules of the Anglo Irish Bank
       Corporation plc 1999 Share Option Scheme [the
       Amended Rules] and authorize the Directors
       to adopt them and to make such modifications
       as they may consider appropriate to take account
       of the requirements of best practice and to
       do all such other acts and things as they may
       consider appropriate to implement the Amended
       Rules




--------------------------------------------------------------------------------------------------------------------------
 ANTOFAGASTA P L C                                                                           Agenda Number:  701533653
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0398N128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  GB0000456144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors'           Mgmt          For                            For
       and the Auditors' and the financial statements
       for the YE 31 DEC 2007

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. J-P. Luksic as a Director                    Mgmt          For                            For

5.     Re-elect Mr. G.A.Luksic as a Director                     Mgmt          Against                        Against

6.     Re-elect Mr. J.G.Claro as a Director                      Mgmt          For                            For

7.     Re-elect Mr. J.W.Ambrus as a Director                     Mgmt          For                            For

8.     Re-elect Mr. C.H. Bailey, aged 74, as a Director          Mgmt          For                            For

9.     Re-elect Mr. G.S.Menendez as a Director                   Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to fix their remuneration

S.11   Authorize the Company, pursuant to the authorities        Mgmt          For                            For
       contained in the Articles of Association of
       the Company, to make one or more market purchases
       [Section 163(3) of the Companies Act 1985]
       of up to 98,585,669 [representing 10% of the
       issued ordinary share capital of the Company]
       ordinary shares of 5p each in the capital of
       the Company, at a minimum price of 5p and not
       more than 105% above the average market value
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2009 or 30 JUN 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.12   Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of (i) the Extraordinary Resolution
       set out in notice dated 10 MAR 2008 convening
       a separate meeting of the holders of the ordinary
       shares of 5p each in the capital of the Company
       and (ii) the Extraordinary Resolution set out
       in notice dated 10 MAR 2008 convening a separate
       meeting of the holders of the 5 percent cumulative
       preference shares of GBP 1 each in the capital
       of the Company, the new Articles of Association
       produced to the meeting and intialled by the
       Chairman for the purpose of the identification
       be adopted as the Articles of Association of
       the Company in substitution for and to the
       exclusion of, the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 ANTOFAGASTA P L C                                                                           Agenda Number:  701534023
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0398N128                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  GB0000456144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve to Sanction and consent to the passing            Mgmt          For                            For
       and implementation of Resolution 12 specified
       in the notice dated 10 MAR 2008 convening the
       AGM of the Company for 11 JUN 2008, and Sanction
       and consent to any variation or abrogation
       of the rights attaching to the ordinary shares
       which is or may be effected by or involved
       in the passing or implementing of the said
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 AOZORA BANK,LTD.                                                                            Agenda Number:  701615544
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0172K107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3711200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 ARCANDOR AG, ESSEN                                                                          Agenda Number:  701490942
--------------------------------------------------------------------------------------------------------------------------
    Security:  D04340101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  DE0006275001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 02 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the adopted financial statements          Non-Voting
       of Arcandor Aktiengesellschaft and the approved
       consolidated financial statements for the YE
       30 SEP 2007, the Management reports for Arcandor
       Aktiengesellschaft and the group for the FYE
       30 SEP 2007, together with the report of the
       Supervisory Board

2.     Resolution on formal approval of the Acts of              Mgmt          For                            For
       the Management Board during the FYE 30 SEP
       2007

3.     Resolution on formal approval of the Acts of              Mgmt          For                            For
       the Supervisory Board during the FYE 30 SEP
       2007

4.     Appoint BDO Deutsche Warentreuhand Aktiengesellschaft     Mgmt          For                            For
       Wirtschaftsprufungsgesellschaft, Dusseldorf
       as the Auditor

5.A    Appoint Mr. Hero Brahms as a Supervisory Board            Mgmt          For                            For

5.B    Appoint Mr. Udo Behrenwaldt as a Supervisory              Mgmt          For                            For
       Board

5.C    Appoint Mr. Leo Herl as a Supervisory Board               Mgmt          For                            For

5.D    Appoint Mr. Ulrich Hocker as a Supervisory Board          Mgmt          For                            For

5.E    Appoint Prof. Dr. H.C.Karlheinz Hornung as a              Mgmt          For                            For
       Supervisory Board

5.F    Appoint Dr. Hans Reischl as a Supervisory Board           Mgmt          For                            For

5.G    Appoint Mr. Juergen Schreiber as a Supervisory            Mgmt          For                            For
       Board

5.H    Appoint Mr. Michael Stammler as a Supervisory             Mgmt          For                            For
       Board

5.I    Appoint Dr. Klaus Zumwinkel as a Supervisory              Mgmt          For                            For
       Board

5.J    Appoint Prof. Dr. Utho Creusen as a Supervisory           Mgmt          For                            For
       Board

5.K    Appoint Dr. Helmut Merkel as a Supervisory Board          Mgmt          For                            For

5.L    Appoint Mr. Walther Schmidt-Lademann as a Supervisory     Mgmt          For                            For
       Board

6.     Authorization to acquire and dispose of own               Mgmt          For                            For
       shares, the Board of Managing Directors shall
       be authorized to acquire shares of the company
       of up to 10% of its share capital, at prices
       not deviating more than 10% from the market
       price, on or before 22 OCT 2009, the Board
       of Managing Directors may dispose of the shares
       on the Stock Exchange or by way of a rights
       offering, or sell the shares in a manner other
       than that mentioned above if the shares a re
       sold at a price not materially below their
       market price, as well as use the shares for
       acquisition purposes or for the fulfillment
       of option and/or conversion rights, and retire
       the shares

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SA, LUXEMBOURG                                                                Agenda Number:  701376596
--------------------------------------------------------------------------------------------------------------------------
    Security:  L0302D103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  LU0307198241
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the merger by absorption of ArcelorMittal         Mgmt          For                            For

2.     Grant discharge to the Board and the Auditors             Mgmt          For                            For
       to fix place for keeping of books and records

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING LEVEL CUT-OFF DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL SA, LUXEMBOURG                                                                Agenda Number:  701555522
--------------------------------------------------------------------------------------------------------------------------
    Security:  L0302D129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  LU0323134006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Report of the Board of Directors and the Auditors         Non-Voting
       Report on the annual accounts and the consolidated
       financial statements for the FY 2007

A.1    Approve the management report of the Board of             Mgmt          For                            For
       Directors and the statement by the independent
       company auditor, and the annual accounts for
       the 2007 FY in their entirety, with a resulting
       profit for ArcelorMittal of USD 7,611,478,151

A.2    Approve the management report of the Board of             Mgmt          For                            For
       Directors and the statement by the independent
       company auditor and the consolidated financial
       statements for the 2007 FY

A.3    Approve the income to be distributed amounts              Mgmt          For                            For
       to USD 12,433,724,370 from which USD 380,593,908
       must be allocated to the legal reserve. The
       General Meeting, upon the proposal of the Board
       of Directors, sets the amount of directors
       fees, compensation and attendance fees to be
       allocated to the Board of Directors at USD
       3,274,125

A.4    Approve the allocation of results and determination       Mgmt          For                            For
       of the dividend as specified

A.5    Grant discharge to the Directors for the FY               Mgmt          For                            For
       2007

A.6    Approve the resignations of Messrs. Romain Zales          Mgmt          For                            For
       Ki, Corporacion Jmac B.V. [Represented by Antoine
       Spillmann], Manuel Fernandez lopez, as Members
       of  the Board of Directors, in notes that the
       terms of office as Directors of Joseph Kinsch
       [Chairman of the Board of Directors] Edmond
       Pachura [Member of the Board of Directors and
       of Lewis B. Kaden [Member of the Board of Directors],
       are ending at the close of this shareholders'
       meeting

A.7    Elect Mr. Lewis B. Kaden, residing 399 Park               Mgmt          For                            For
       Avenue, 2nd Floor, New York, NY 10022, USA,
       for a 3 year mandate, in accordance with article
       8.3 of the Company's Articles of Association,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2011

A.8    Elect Mr. Ignacio Fern ndez Toxo, residing at             Mgmt          Against                        Against
       Confederaci n Sindical de Comisiones Obreras,
       Fern ndez de la Hoz 12-6, 28010 Madrid, Spain,
       to continue the mandate of Manuel Fernandez
       Lopez, resigning with effect as of 13 MAY 2008,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2010

A.9    Elect Mr. Antoine Spillmann, residing at 2,               Mgmt          For                            For
       rue Sigismond-Thalberg, CH- 1204 Geneva, Switzerland,
       for a 3 year mandate, in accordance with article
       8.3 of the Company's articles of association,
       which shall terminate on the date of the AGM
       of shareholders to be held in 2011

A.10   Elect Mr. Malay Mukherjee, residing at 81, Templars       Mgmt          Against                        Against
       Avenue, Golders Green, London NW110NR, United
       Kingdom, for a 3 year mandate, in accordance
       with article 8.3 of the Company's articles
       of association, which shall terminate on the
       date of the AGM of shareholders to be held
       in 2011

A.11   Authorization  the Board of Directors by the              Mgmt          For                            For
       extraordinary general meeting of shareholders
       held on 5 NOV 2007 with respect to the share
       buy-back programme and decides to authorize,
       with effect as of this General Meeting, the
       Board of Directors of the Company, with option
       to delegate, and the corporate bodies of the
       other companies in the Group referred to in
       Article 49bis of the Luxembourg law on commercial
       companies (the Law), to acquire and sell shares
       in the Company, under the conditions set forth
       in the Law. Such purchase and sales may be
       carried out for any purpose authorized or which
       would come to be authorized by the laws and
       regulations in force and in particular to enter
       into offmarket and over the counter transactions
       and to acquire shares in the Company through
       derivative financial instruments. In accordance
       with the applicable laws transposing Directive
       2003/6/EC of 28 January 2003 and EC Regulation
       2273/2003 of 22 December 2003, acquisitions,
       disposals, exchanges, contributions and transfers
       of securities can be carried out by all means,
       on or off the market, including by a public
       offer to buy back shares or by the use of derivatives
       or option strategies. The fraction of the capital
       acquired or transferred in the form of a block
       of securities could amount to the entire program.
       Such transactions can be carried out at any
       time, including during a tender offer period,
       in accordance with the applicable laws and
       regulations. The authorisation is valid for
       a period of eighteen (18) months or until the
       date of its renewal by a resolution of the
       general meeting of shareholders if such renewal
       date is prior to such period. The maximum number
       of shares that can be acquired is the maximum
       allowed by the Law in such a manner that the
       accounting par value of the Companys shares
       held by the Company (or other group companies
       referred to in Article 49bis of the Law) cannot
       in any event exceed 10% of its subscribed share
       capital. The purchase price per share to be
       paid in cash shall not represent more than
       125% of the price on the New York Stock Exchange,
       Euronext Amsterdam by NYSE Euronext, Euronext
       Brussels by NYSE Euronext, Euronext Paris by
       NYSE Euronext, the Luxembourg Stock Exchange
       or the stock exchanges of Barcelona, Bilbao,
       Madrid and Valencia, depending on the market
       on which the transactions are made, and no
       less than the par value of the share at the
       time of repurchase. For off market transactions,
       the maximum purchase price shall be 125% of
       the price of Euronext Paris by NYSE Euronext.
       The price on the New York Stock Exchange or
       Euronext Amsterdam by NYSE Euronext, Euronext
       Brussels by NYSE Euronext, Euronext Paris by
       NYSE Euronext, the Luxembourg Stock Exchange
       or the stock Page 5 of 13 exchanges of Barcelona,
       Bilbao, Madrid and Valencia will be deemed
       to be the higher of the average of the final
       listing price per share on the relevant stock
       exchange during 30 consecutive days on which
       the relevant stock exchange is open for trading
       preceding the 3 trading days prior to the date
       of repurchase. In the event of a share capital
       increase by incorporation of reserves or issue
       premiums and the free allotment of shares as
       well as in the event of the division or regrouping
       of the shares, the purchase prices indicate
       above shall be adjusted by a coefficient multiple
       equal to the ratio between the number of shares
       comprising the share capital prior to the transaction
       and such number following the transaction.
       The total amount allocated for the Companys
       share repurchase program cannot in any event
       exceed the amount of the Companys then available
       equity. All powers are granted to the Board
       of Directors, with delegation powers, in view
       of ensuring the performance of this authorisation

A.12   Appoint Deloitte S.A., with registered office             Mgmt          For                            For
       at 560, rue de Neudorf, L-2220 Luxembourg as
       independent auditor for the examination of
       the annual accounts of ArcelorMittal and the
       consolidated financial statements of the ArcelorMittal
       group for the financial year 2008

A.13   Authorise the Board of Directors to: (a) issue            Mgmt          For                            For
       stock options or other equity-based awards
       to the employees who compose the Company's
       most senior group of managers for a number
       of Company's shares not exceeding a maximum
       total number of eight million five hundred
       thousand (8,500,000) shares during the period
       from this General Meeting until the annual
       general meeting of shareholders to be held
       in 2009, either by issuing new shares or by
       delivering the Company's treasury shares, provided
       that the stock options will be issued at an
       exercise price that shall not be less than
       the average of the highest and the lowest trading
       price on the New York Stock Exchange on the
       day immediately prior to the grant date, which
       shall be decided by the Board of Directors
       and shall be within the period commencing on
       and ending forty-two (42) days after the announcement
       of the results for the second quarter or the
       fourth quarter of the Company's financial year;
       and (b) do or cause to be done all such further
       acts and things as the Board of Directors may
       determine to be necessary or advisable in order
       to implement the content and purpose of this
       resolution. The General Meeting further acknowledges
       that the maximum total number of eight million
       five hundred thousand (8,500,000) shares as
       indicated above for stock options or other
       equity based awards represent less than zero
       point fifty-nine per cent (0.59%) of the number
       of Company's shares issued on the date of the
       present General Meeting

A.14   Authorise the Board of Directors to: (a) implement        Mgmt          For                            For
       an Employee Share Purchase Plan (ESPP) reserved
       for all or part of the employees and executive
       officers of all or part of the companies comprised
       within the scope of consolidation of the Company's
       financial statements for a maximum number of
       two million five hundred thousand (2,500,000)
       shares, fully paid-up; and (b) for the purposes
       of the implementation of the ESPP, issue shares
       within the limits of the authorized share capital
       and/or deliver treasury shares, up to a maximum
       of two million five hundred thousand (2,500,000)
       shares fully paid-up during the period from
       this General Meeting to the annual general
       meeting of the Company to be held in 2009;
       and (c) do or cause to be done all such further
       acts and things as the Board of Directors may
       determine to be necessary or advisable in order
       to implement the content and purpose of this
       resolution. The General Meeting further acknowledges
       that the maximum total number of two million
       five hundred thousand (2,500,000) shares as
       indicated above for the implementation of the
       ESPP represent less than zero point two per
       cent (0.2 %) of the number of Company's shares
       issued on the date of the present General Meeting

E.15   Approve to increase the authorized capital of             Mgmt          For                            For
       the Company to EUR 643,860,000.00 [represented
       by 147,000,000 shares without par value] and
       authorize the Board of Directors to proceed
       with the issue of additional shares of the
       Company within the limit of the authorized
       capital as part of a marger, capital contribution
       or other operations in consequence and amend
       Article Number 5.2 [stock capital] [the share
       capital is of EUR 7,082,460,000.00 split into
       1,617,000,000 shares without par value] and
       Article 5.5, of the Bylaws




--------------------------------------------------------------------------------------------------------------------------
 ARKEMA, PUTEAUX                                                                             Agenda Number:  701541535
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0392W125                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  FR0010313833
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Receive the heard reports of the board of Directors       Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approves the recommendations of the Board of              Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY EUR 121,256,210.57 prior retained
       earnings: EUR 18,124,589.06 balance available
       for distribution: EUR 139,380,799.63 dividends:
       EUR 46,840,367.25 balance affected to the retained
       earnings: EUR 92,540,432.38 the shareholders
       will receive a net dividend of EUR 0.75 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 27 MAY 2008; in accordance
       with the regulations in force, the shareholders'
       meeting recalls that no dividend was paid for
       the previous 3 FY's in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account; according to the disposals of the
       Article 223 quarter of the French General Tax
       Code, the shareholders' meeting notices that
       no spending and loads aimed at the Article
       39.4 of the aforementioned code were engaged
       during the last FY

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial code, and approve the
       agreements entered into or which remained in
       force during the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial code, and approve the
       agreement expressed in the aforementioned report
       with Mr. Thierry Le Henaff

O.6    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       KPMG audit as statutory Auditor holder for
       a 6 year period

O.7    Approve to renew the appointment of M. Jean               Mgmt          For                            For
       Marc Declety as supplying Statutory Auditor
       for a 6 year period

O.8    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00 maximum number of
       shares to be acquired: 10% of the share capital
       maximum funds invested in the share buybacks:
       EUR 200,000,000.00; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersede s the fraction unused
       of the authorization granted by the shareholders
       meeting of 05 JUN 2007 in its Resolution 7

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       120,000,000.00 by issuance, with preferred
       subscription rights maintained, of shares and
       securities; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 500,000,000.00 this amount shall count
       against the overall value set forth in Resolution
       13; to cancel the shareholders' preferential
       subscription rights in favor of holders of
       securities; to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase; to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2006 in its
       Resolution 14; [authority expires at the end
       of the 26 months period]

E.10   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 120,000,000.00, by issuance,
       with abolition of preferred subscription rights,
       of shares and securities, the maximum nominal
       a mount of debt securities which may be issued
       shall not exceed EUR 500, 000,000.00, [Authority
       expires at the end of 26 month period] and
       to decides to cancel the shareholders' preferential
       subscription rights in favor of holders of
       securities, this amount shall count against
       the overall value set forth in Resolution 13and
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the Legal reserve
       to one tenth of the new capital after each
       increase, and to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 MAY 2006 in its Resolution 16

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of 15 % of the initial is sue, by issuance,
       with the shareholders' preferred subscription
       rights maintained, of securities, [authority
       expires at the end of 26 month period], this
       authorization supersedes the fraction unused
       of the authorization granted by the share holders'
       meeting of 10 MAY 2006 in its Resolution 16

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital,
       this [authority expires at the end of the 26
       month period], this amount shall count against
       the overall value set forth in Resolution 13,
       and to decides to cancel the shareholders'
       preferential subscription rights, and to take
       all necessary measures and accomplish all necessary
       formalities, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 MAY 2006
       in its Resolution 18

E.13   Approve to decides that the overall nominal               Mgmt          For                            For
       amount pertaining to the capital increases
       to be carried out with the use of the delegation
       given by Resolutions 9, 10, 11 and 12 shall
       not exceed EUR 120,000,000.00

E.14   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in one or more
       occasions and at its sole discretion, by a
       maximum nominal amount of EUR 100,000,000.00
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the by laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods, [authority expires at the end
       of the 26 month period]; and to take all necessary
       measures and accomplish all necessary formalities,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2006 in its
       Resolution 21

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       Members of a Company savings plan [authority
       expires at the end of 26 month period] and
       for a nominal amount that shall not exceed
       EUR 20,000,000.00, and to  decides to cancel
       the shareholders' preferential subscription
       rights in favor of employees and former employees,
       and to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       MAY2006 in its Resolution 22

E.16   Approve to decides to amend Article Number 16.3           Mgmt          For                            For
       of the Bylaws in order to put them in accordance
       with the disposals of the Article 35 of the
       decree 2006, 1566 of 11 DEC 2006 relative to
       the right of access of the shareholders to
       the shareholders' meetings

E.17   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 ARRIVA PLC                                                                                  Agenda Number:  701508345
--------------------------------------------------------------------------------------------------------------------------
    Security:  G05161107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  GB0002303468
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts of the Company             Mgmt          For                            For
       FYE 31 DEC 2007 together with the reports of
       the Directors and the Auditors thereon

2.     Declare a final dividend of 17.06 pence per               Mgmt          For                            For
       share for the YE 31 DEC 2007

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

4.     Re-elect Mr. S. J. Clayton as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. N. P. Buckles as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-elect Mr. S. G. Williams as a Director, who            Mgmt          For                            For
       retires by rotation

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to fix their remuneration

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985 ['the
       Act'], to allot relevant securities [Section
       80] up to an aggregate nominal amount of GBP
       66,207,857 ordinary shares of 5 pence each
       in the capital of the Company; [Authority expires
       at the conclusion of the next AGM of the Company
       held in 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

E.9    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       163 of the Companies Act 1985, to make market
       purchases of up to 19,862,357 ordinary shares
       of 5 pence each in the capital of the Company,
       at a minimum price of 5 pence and up to 5%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       23 JUL 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of ordinary resolution passed at the AGM of
       the Company held on 18 APR 2007 and pursuant
       to Section 95 of the Companies Act 1985, to
       allot cash equity securities for cash pursuant
       to the authority, disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) pursuant
       to the Arriva Plc Executive Share Option Scheme,
       the Arriva Plc Share Incentive Scheme, the
       Arriva Plc Share Incentive Plan and the Arriva
       Plc Company Share Option Plan 2006 up to an
       aggregate nominal amount of GBP 496,559; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months]; and,
       authorize the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Amend the Articles of Association as specified            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASAHI BREWERIES,LTD.                                                                        Agenda Number:  701473845
--------------------------------------------------------------------------------------------------------------------------
    Security:  J02100113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3116000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ASAHI GLASS COMPANY,LIMITED                                                                 Agenda Number:  701477449
--------------------------------------------------------------------------------------------------------------------------
    Security:  J02394120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3112000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Delegation to the board of directors of the               Mgmt          For                            For
       decision on matters concerning the offering
       of stock acquisition rights issued as stock
       options to employees of the Company and directors
       and employees of the Company's subsidiaries,
       etc.




--------------------------------------------------------------------------------------------------------------------------
 ASAHI KASEI CORPORATION                                                                     Agenda Number:  701612978
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0242P110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3111200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 ASML HOLDING NV                                                                             Agenda Number:  701474859
--------------------------------------------------------------------------------------------------------------------------
    Security:  N07059178                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  NL0006034001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening                                                   Non-Voting

2.     Overview of the Company's business and the financial      Non-Voting
       situation

3.     Receive the annual report 2007 and adopt the              Mgmt          For                            For
       financial statements for the FY 2007, as prepared
       in accordance with Dutch Law

4.     Evaluation of the performance of the External             Non-Voting
       Auditor by the Board of Management and the
       Audit Committee

5.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Management from liability for their responsibilities
       in the FY 2007

6.     Grant discharge the Members of the Supervisory            Mgmt          For                            For
       Board from liability of their responsibilities
       in the FY 2007

7.     Approve to prepare the regulated Information              Mgmt          For                            For
       in the English language

8.     Clarification of the reserves and dividend policy         Non-Voting

9.     Adopt the dividend of EUR 0.25 per ordinary               Mgmt          For                            For
       share of EUR 0.09

10.    Adopt the updated remuneration Policy [version            Mgmt          For                            For
       2008] for the Board of Management

11.    Approve the performance stock arrangement, including      Mgmt          For                            For
       the number of shares, for the Board Management

12.    Approve the number of Stock Options for the               Mgmt          For                            For
       Board of Management and the number of stock
       options, respectively shares, for employees

13.    Approve the composition of the Board of Management;       Non-Voting
       the intended re-appointment of Mr. E. Meurice

14.1   Approve the composition of the Supervisory Board,         Mgmt          For                            For
       and re-appoint Messrs. A.P.M. van der Poel
       as member of the Supervisory Board, effective
       03 APR 2008

14.2   Approve the composition of the Supervisory Board,         Mgmt          For                            For
       and re-appoint Messrs. F.W. Frohlich as member
       of the Supervisory Board, effective 03 APR
       2008

15.    Composition of the Supervisory Board in 2009              Non-Voting
       and the notification that Ms. H.C.J van den
       Burg, Mr. O. Bilous, Mr. J.A. Dekker, Mr. J.W.B.
       Westerburgen will retire by rotation in 2009

16.A   Authorize the Board of Management for a period            Mgmt          For                            For
       of 18 months from 03 APR 2008, to issue shares
       or rights to subscribe for shares in the capital
       of the Company within the limits in the Articles
       of Association of the Company, as well as to
       restrict or exclude the pre--emption rights
       accruing to shareholders, to issue shares or
       rights to subscribe for shares in the capital
       of the Company, subject to the approval of
       the Supervisory Board, limited to 5% of the
       issued share capital at the time of the authorization

16.B   Authorize the Board of Management for a period            Mgmt          For                            For
       of 18 months from 03 APR 2008, to issue shares
       or rights to subscribe for shares in the capital
       of the Company within the limits in the Articles
       of Association of the Company, as well as to
       restrict or exclude the pre--emption rights
       accruing to shareholders, to restrict or exclude
       the pre-emption rights accruing to shareholders
       in connection with the issue of shares or rights
       to subscribe for shares as described under
       a., subject to approval of the Supervisory
       Board

16.C   Authorize the Board of Management for a period            Mgmt          For                            For
       of 18 months from 03 APR 2008, to issue shares
       or rights to subscribe for shares in the capital
       of the Company within the limits in the Articles
       of Association of the Company, as well as to
       restrict or exclude the pre--emption rights
       accruing to shareholders, to issue shares or
       rights to subscribe for shares in the capital
       of the Company, subject to the approval of
       the Supervisory Board, for an additional 5%
       of the issued share capital at the time of
       the authorization, which 5% can only be used
       in connection with or on the occasion of mergers
       and/or acquisitions

16.D   Authorize the Board of Management for a period            Mgmt          For                            For
       of 18 months from 03 APR 2008, to issue shares
       or rights to subscribe for shares in the capital
       of the Company within the limits in the Articles
       of Association of the Company, as well as to
       restrict or exclude the pre-emption rights
       accruing to shareholders, to restrict or exclude
       the pre-emption rights accruing to shareholders
       in connection with the issue of shares or rights
       to subscribe for shares ;as specified Subject
       to approval of the Supervisory Board

17.    Authorize the Board of Management for a period            Mgmt          For                            For
       of 18 months from 03 APR 2008, to acquire -
       subject to the approval of the Supervisory
       Board - such a number of ordinary shares in
       the Company's capital as permitted within the
       limits of the law and the Articles of Association
       of the Company, taking into account the possibility
       to cancel the re-purchased shares, for valuable
       consideration, on Euronext Amsterdam N.V. or
       the Nasdaq Stock Market LLC [Nasdaq] or otherwise,
       at a price between, on the 1 hand, an amount
       equal to the nominal value of the shares and,
       on the other hand, an amount equal to 110%
       of the market price of these shares on Euronext
       Amsterdam N.V. or the Nasdaq; the market price
       being the average of the highest price on each
       of the five days of trading prior to the date
       of acquisition, as specified in the official
       price list of Euronext Amsterdam N.V. or as
       reported on the Nasdaq

18.    Approve to cancel ordinary shares in the share            Mgmt          For                            For
       capital of the Company repurchased or to be
       repurchased by the Company; the number of ordinary
       shares that will be cancelled shall be determined
       by the Board of Management, but shall not exceed
       10% of the issued share capital of the Company
       as of 03 APR 2008

19.    Approve to cancel additional ordinary shares              Mgmt          For                            For
       in the share capital of the Company to be repurchased
       by the Company following the cancellation of
       the ordinary shares under item 18; the number
       of ordinary shares that will be cancelled shall
       be determined by the Board of Management, but
       shall not exceed 10% of the issued share capital
       of the Company as of 03 APR 2008, reduced with
       the number of ordinary shares cancelled pursuant
       to item 18

20.    Any other business                                        Non-Voting

21.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ASSA ABLOY AB, STOCKHOLM                                                                    Agenda Number:  701504967
--------------------------------------------------------------------------------------------------------------------------
    Security:  W0817X105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SE0000255648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Gustaf Douglas as the Chairman the              Mgmt          For                            For
       meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to approve the minutes                    Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Receive the report by the Managing Director,              Mgmt          For                            For
       Mr. Johan Molin

8.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report and the consolidated financial statements
       and the Group Auditor's report; the statement
       by the Auditor on the compliance with the guidelines
       for remuneration to Management applicable since
       the last AGM; and the appropriation of the
       Company's profit and the motivated statement
       thereon

9.A    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet

9.B    Approve the appropriation of the Company's profit         Mgmt          For                            For
       according to the adopted balance sheet; declare
       a dividend of SEK 3.60 per share

9.C    Approve the record date for the dividend 29               Mgmt          For                            For
       APR 2008, if the AGM resolves in accordance
       with the dividend is expected to be distributed
       by VPC AB on Monday 05 MAY 2008

9.D    Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors and the Managing Director

10.    Approve to establish the number of Board Members          Mgmt          For                            For
       at 9

11.    Approve the fees to the Board of Directors shall          Mgmt          For                            For
       amount to a total SEK 4,050,000 [remuneration
       for Committee work not included) to be distributed
       among the Members as follows: SEK 900,000 to
       the Chairman, SEK 450,000 to each of the Board
       Members who are not employed by the Company;
       as consideration for the Committee work, the
       Chairman of the Audit Committee shall receive
       SEK 200,000, the Chairman of the Remuneration
       Committee receive SEK 100,000, Members of the
       Audit Committee each SEK 100,000 and Members
       of the Remuneration Committee each SEK 50,000

12.    Elect Messers. Birgitta Klasen, Eva Lindqvist,            Mgmt          For                            For
       Jorma Halonen, Lars Renstrom and Ulrik Svensson
       as the Board Members, and re-elect Mr. Gustaf
       Douglas as Chairman of the Board

13.    Approve that the Nomination Committee shall               Mgmt          For                            For
       have 5 Members, who, up to and including the
       AGM 2009, shall be Messrs. Gustaf Douglas [Investment
       AB Latour and Saki], Mikael Ekdahl [Melker
       Schorling AB], Staffan Grefback [Alecta], Marianne
       Nilsson [Swedbank Robur] and Bjorn Lind [SEB
       Fonder]; Mr. Mikael Ekdahl as the Chairman
       of the Nomination Committee; approve to establish
       the tasks of the Nomination Committee as specified

14.    Approve the guidelines for remuneration to Management     Mgmt          For                            For
       as specified

15.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASSICURAZIONI GENERALI SPA, TRIESTE                                                         Agenda Number:  701527814
--------------------------------------------------------------------------------------------------------------------------
    Security:  T05040109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0000062072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008 AT 09:00 A.M TO HANDLE ONLY THE
       EXTRAORDINARY BUSINESS AND IF NECESSARY A THIRD
       CALL ON 26 APR 2008 AT 09:00 A.M TO HANDLE
       THE EXTRAORDINARY BUSINESS AND TO HANDLE THE
       ORDINARY BUSINESS (SECOND CALL)  THANK YOU.

       PLEASE NOTE THAT SHARE BLOCKING WILL TAKE PLACE           Non-Voting
       TWO DAYS BEFORE THE MEETING AND THE SHARES
       DEPOSITED MUST NOT BE WITHDRAWN BEFORE THE
       MEETING HAS TAKEN PLACE.

O.1    Receive the balance sheet report as of 31 DEC             Mgmt          No vote
       2007, profit allocation; resolutions related
       thereto

       PLEASE NOTE THAT THIS MEETING HAS BEEN SET UP             Non-Voting
       WITH SPIN CONTROL AND YOU MAY ONLY VOTE FOR
       ONE OUT OF THE FOUR AUDITOR SLATES REPRESENTED
       IN RESOULTIONS O.2.A, O.2.B, O.2.C, O.2.D

O.2.A  Slate proposed by Board of Directors: Permanent           Mgmt          No vote
       Auditors: Gaetano TERRIN,  Giuseppe ALESSIO
       VERNI, Gianfranco BARBATO.  Alternate Auditors:
       Maurizio DATTILO,  Paolo BRUNO. PLEASE NOTE
       THIS IS A MANAGEMENT PROPOSAL.

O.2.B  Slate proposed by Algebris Global Financials              Shr           No vote
       Master Fund: Permanent Auditor: 1. Filippo
       ANNUNZIATA. Alternate Auditor: 1. Andrea Carlo
       TAVECCHIO;  PLEASE NOTE THIS IS A SHAREHOLDER
       PROPOSAL.

0.2.C  Slate proposed by Edizione Holding S.p.A.: Permanent      Shr           No vote
       Auditor: 1. Giuseppe PIROLA; Alternate Auditor:
       1. Yuri ZUGOLARO;  PLEASE NOTE THIS IS A SHAREHOLDER
       PROPOSAL.

o.2.d  Slate proposed by Assogetioni's members: Permanent        Shr           No vote
       Auditor: 1. Eugenio COLUCCI; Alternate Auditor:
       1. Michele PAOLILLO.  PLEASE NOTE THIS IS A
       SHAREHOLDER PROPOSAL.

O.3    Approve the Management Incentive Plan as per              Mgmt          No vote
       Article 114-BIS of the Legislative Decree 58/1998
       and subsequent authorization to purchase and
       dispose of own shares; resolutions related
       thereto

E.1    Approve to cancel Article 8.2 of the By Law;              Mgmt          No vote
       resolution to be resolved with the quorum foreseen
       for the extraordinary shareholders' meetings;
       resolutions related thereto

       ASSICURAZIONI GENERALI SAID THAT GIUSEPPE PIROLA          Non-Voting
       AND YURI ZUGOLARO HAVE WITHDRAWN THEIR CANDIDACIES
       FOR THE POST OF COMPANY STATUTORY ADVISOR.
       CONSEQUENTLY, THE EDIZIONE HOLDING LIST WILL
       NOT BE PUT TO VOTE AT THE ASSICURAZIONI GENERALI
       ANNUAL GENERAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ASSOCIATED BRIT FOODS LTD                                                                   Agenda Number:  701406399
--------------------------------------------------------------------------------------------------------------------------
    Security:  G05600138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Dec-2007
        ISIN:  GB0006731235
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors thereon for the
       YE 15 SEP 2007

2.     Receive and approve the Directors' remuneration           Mgmt          Against                        Against
       report for the YE 15 SEP 2007

3.     Approve to pay a dividend of 13p per ordinary             Mgmt          For                            For
       share on 11 JAN 2008 to holders of ordinary
       shares on the register of shareholders of the
       Company at the close of business on 07 DEC
       2007

4.     Re-elect Mr. Timothy Clarke as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Willard Gordon Galen Weston as               Mgmt          Against                        Against
       a Director

6.     Elect Mr. Peter Alan Smith as a Director                  Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which the accounts
       are laid before the shareholders, and authorize
       the Directors to determine their remuneration

8.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2)] up to a
       maximum of 263 million ordinary shares of 5
       15/22p each; [Authority expires on 06 DEC 2012];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2)] for cash pursuant
       to the authority conferred by Resolution 8,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       i) in connection with a rights issue, open
       offer or other offer of securities in favor
       of ordinary shareholders; ii) up to an aggregate
       of 39 million ordinary shares of 5 15/22p each;
       [Authority expires the earlier upon the date
       of the next AGM of the Company after passing
       of this resolution or 31 DEC 2008]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.10   Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company in substitution for and to the
       exclusion of all existing Articles of Association,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ASTELLAS PHARMA INC.                                                                        Agenda Number:  701603462
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03393105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3942400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Provision of Remuneration to Directors of the             Mgmt          For                            For
       Board as a Group for Stock Option Scheme as
       Stock-Linked Compensation Plan




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  701478718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0593M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0009895292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts and the reports            Mgmt          For                            For
       of the Directors and the Auditor for the YE
       31 DEC 2007

2.     Approve to confirm the first interim dividend             Mgmt          For                            For
       of USD 0.52 [25.3 pence, 3.49 SEK] per ordinary
       share and confirm the final dividend for 2007,
       the second interim dividend of USD 1.35 [67.7
       pence, 8.61 SEK] per ordinary share

3.     Re-appoint KPMG Audit Plc, London as the Auditor          Mgmt          For                            For

4.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditor

5.1    Elect Mr. Louis Schweitzer as a Director in               Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.2    Elect Mr. Hakan Mogren KBE as a Director in               Mgmt          For                            For
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.3    Elect Mr. David Brennan as a Director in accordance       Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.4    Elect Mr. Simon Lowth as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.5    Elect Mr. John Patterson CBE FRCP as a Director           Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.6    Elect Mr. BO Angelin as a Director in accordance          Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.7    Elect Mr. John Buchanan as a Director in accordance       Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.8    Elect Mr. Jean Philippe Courtois as a Director            Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.9    Elect Mr. Jane Henney as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.10   Elect Mr. Michele Hooper as a Director in accordance      Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.11   Elect Mr. Dame Nancy Rothwell as a Director               Mgmt          For                            For
       in accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

5.12   Elect Mr. John Varley as a Director in accordance         Mgmt          For                            For
       with Article 65 of the Company's Articles of
       Association, who will retire at the AGM in
       2009

5.13   Elect Mr. Marcus Wallenberg as a Director in              Mgmt          Against                        Against
       accordance with Article 65 of the Company's
       Articles of Association, who will retire at
       the AGM in 2009

6.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

7.     Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this resolution relates
       to: i)make donations to Political Parties;
       ii) make donations to Political Organizations
       other than political parties; and iii) incur
       political expenditure during the period commencing
       on the date of this resolution and ending on
       the date the of the Company's AGM, provided
       that in each case any such donation and expenditure
       made by the Company or by any such subsidiary
       shall not exceed USD 250,000 per Company and
       together with those made by any subsidiary
       and the Company shall not exceed in aggregate
       USD 250,000, as specified

S.8    Amend the Company's Articles of Association               Mgmt          For                            For
       by replacing GBP 1,100,000 in line 3 of the
       Article 81 with GBP 1,750,000 as specified

9.     Approve to renew the authority and power to               Mgmt          For                            For
       allot new shares conferred on the Directors
       by Article 7.1 of the Company's Articles of
       Association, for the period commencing on the
       date of the AGM and ending the date of the
       AGM of the Company in 2009 [if earlier, on
       30 JUN 2009 and such period [Section 80] amount
       shell be USD 121,417,688

S.10   Approve to renew the power conferred on the               Mgmt          For                            For
       Directors by Article 7.2 of the Company's Articles
       of Association with the Section 80 amount being
       USD 18,212,653; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2009 or 30 JUN 2009]

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Companies Act
       1985] of a maximum number of shares which may
       be purchased is 145,701,226 [10% of the Company's
       share capital in issue as at 31 JAN 2008] of
       USD 0.25 each in the capital of the Company,
       at a minimum price of USD 0.25 and up to 105%
       of the average of middle market values of the
       Company's ordinary shares as derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 30 JUN 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Amend the Articles 87.1, 87.2, 87.3, 87.4, 87.5,          Mgmt          For                            For
       87.6 and 87.7 of the Articles of Association
       of the Company with effect from [and including]
       the date on which Section 175 of the Companies
       Act 2006 is brought into force, as specified

       PLEASE NOTE THAT THE MEETING IS HELD IN LONDON            Non-Voting
       AND SEB SWEDEN DOES NOT ARRANGE WITH A REPRESENTATIVE.
       NO TEMPORARY REGISTRATION IN THE COMPANY'S
       SHARE BOOK IS NECESSARY FOR THIS MEETING. NO
       SERVICE IS PROVIDED BY SEB. FOR MORE INFORMATION
       PLEASE CONTACT THE COMPANY. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AN ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ATLANTIA SPA, ROMA                                                                          Agenda Number:  701498114
--------------------------------------------------------------------------------------------------------------------------
    Security:  T05404107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  IT0003506190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Board of Directors, of the Auditors           Mgmt          For                            For
       and Audit firm report, financial statement
       at 31 DEC 2007, adjournment thereof

2.     Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 ATLAS COPCO AB, NACKA                                                                       Agenda Number:  701502975
--------------------------------------------------------------------------------------------------------------------------
    Security:  W10020118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SE0000101032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and elect Mr. Sune Carlsson        Mgmt          For                            For
       as a Chairman of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to approve the minutes               Mgmt          For                            For

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened or not

6.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report as well as the consolidated annual report
       and the consolidated Auditor's report

7.     The President's speech and questions from shareholders    Mgmt          For                            For
       to the Board of Directors and the Management

8.     Receive the report on the functions of and work           Mgmt          For                            For
       performed by the Board of Directors and its
       Audit Committee

9.A    Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss account and the consolidated balance
       sheet as well as the presentation by the Auditor

9.B    Grant discharge from liability to the Board               Mgmt          For                            For
       Members and the President

9.C    Approve a dividend for 2007 is decided to be              Mgmt          For                            For
       SEK 3.00 per share according to the approved
       balance sheet

9.D    Approve 29 APR 2008 as the record day for the             Mgmt          For                            For
       dividend, and the dividend is expected to be
       distributed by VPC on 05 MAY 2008

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 8 and Deputy Members to be elected at the
       meeting

11.    Re-elect Messrs. Sune Carlsson, Jacob Wallenberg,         Mgmt          For                            For
       Gunnar Brock, Staffan Bohman, Ulla Litzen,
       Anders Ullberg as the Board Members; and elect
       Messrs. Margareth Ovrum and Johan Forssell
       as the new Members of the Board and Mr. Sune
       Carlsson as a Chairman and Mr. Jacob Wallenberg
       as a Vice Chairman of the Board of Directors

12.    Approve a fee of SEK 1,500,000 to the Chairman,           Mgmt          For                            For
       SEK 550,000 to the Vice Chairman and SEK 450,000
       to each other Board Member not employed by
       the Company, a fee to the Members of the Audit
       Committee of SEK 170,000 to the Chairman and
       SEK 110,000 to the other 2 Members, a fee to
       each of the 3 Members of the Remuneration Committee
       of SEK 60,000; a fee of SEK 60,000 to each
       Board Member who, in addition to the above,
       participates in a Committee in accordance with
       a decision of the Board of Directors; each
       nominated Board Member shall have the right
       to receive a part of the Board fee in the form
       of synthetic shares and the remaining part
       in cash; the part that could be in the form
       of synthetic shares amounts, for the Chairman
       to SEK 825,000, to the Vice Chairman to SEK
       300,000 and to the other Board Members not
       employed by the Company to SEK 250,000 and
       as specified

13.A   Approve the guiding principles for remuneration           Mgmt          For                            For
       for the Senior Executives as specified

13.B   Approve the performance related Personnel Option          Mgmt          For                            For
       Program for 2008 as specified

13.C   Approve the acquisition and transfer of series            Mgmt          For                            For
       A shares of the Company in connection with
       the personnel option program 2008 as specified

14.    Approve the acquisition and transfer of series            Mgmt          For                            For
       A shares of the Company in connection with
       the personnel option program 2008 as specified

15.    Authorize the Board of Directors until the next           Mgmt          For                            For
       AGM, considering the proposals in Resolutions
       12 and 13 regarding mandate for the Board to
       acquire shares as well as to the number of
       shares already owned by the Company, to decide
       at 1 or more occasions on the acquisition of
       shares in the Company in accordance with the
       following: 1) the acquisition may be made by
       maximum the number of series A shares or series
       B shares or a combination of those that the
       Company's possession of shares after each acquisition
       does not exceed 10% of the total number of
       the shares issued by the Company; 2) the shares
       may only be acquired on the Nordic Stock Exchange
       in Stockholm; and 3) the shares may only be
       acquired at a price per share within the registered
       trading interval at any given point in time

16.    Receive the report on the work performed by               Mgmt          For                            For
       the Nomination Committee and approve the proposal
       regarding the Nomination Committee as specified

17.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ATLAS COPCO AB, NACKA                                                                       Agenda Number:  701500705
--------------------------------------------------------------------------------------------------------------------------
    Security:  W10020134                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SE0000122467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting and elect Mr. Sune Carlsson        Mgmt          For                            For
       as a Chairman of the Committee

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to approve the minutes               Mgmt          For                            For

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened or not

6.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report as well as the consolidated annual report
       and the consolidated Auditor's report

7.     The President's speech and questions from shareholders    Mgmt          For                            For
       to the Board of Directors and the Management

8.     Receive the report on the functions of and work           Mgmt          For                            For
       performed by the Board of Directors and its
       Audit Committee

9.a    Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss account and the consolidated balance
       sheet as well as the presentation by the Auditor

9.b    Grant discharge from liability to the Board               Mgmt          For                            For
       Members and the President

9.c    Approve a dividend for 2007 is decided to be              Mgmt          For                            For
       SEK 3.00 per share according to the approved
       balance sheet

9.d    Approve 29 APR 2008 as the record day for the             Mgmt          For                            For
       dividend, and the dividend is expected to be
       distributed by VPC on 05 MAY 2008

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 8 and Deputy Members to be elected at the
       meeting

11.    Re-elect Messrs. Sune Carlsson, Jacob Wallenberg,         Mgmt          For                            For
       Gunnar Brock, Staffan Bohman, Ulla Litzen,
       Anders Ullberg as the Board Members; and elect
       Messrs. Margareth Ovrum and Johan Forssell
       as the new Members of the Board and Mr. Sune
       Carlsson as a Chairman and Mr. Jacob Wallenberg
       as a Vice Chairman of the Board of Directors

12.    Approve a fee of SEK 1,500,000 to the Chairman,           Mgmt          For                            For
       SEK 550,000 to the Vice Chairman and SEK 450,000
       to each other Board Member not employed by
       the Company, a fee to the Members of the Audit
       Committee of SEK 170,000 to the Chairman and
       SEK 110,000 to the other 2 Members, a fee to
       each of the 3 Members of the Remuneration Committee
       of SEK 60,000; a fee of SEK 60,000 to each
       Board Member who, in addition to the above,
       participates in a Committee in accordance with
       a decision of the Board of Directors; each
       nominated Board Member shall have the right
       to receive a part of the Board fee in the form
       of synthetic shares and the remaining part
       in cash; the part that could be in the form
       of synthetic shares amounts, for the Chairman
       to SEK 825,000, to the Vice Chairman to SEK
       300,000 and to the other Board Members not
       employed by the Company to SEK 250,000 and
       as specified

13.a   Approve the guiding principles for remuneration           Mgmt          For                            For
       for the Senior Executives as specified

13.b   Approve the performance related Personnel Option          Mgmt          For                            For
       Program for 2008 as specified

13.c   Approve the acquisition and transfer of series            Mgmt          For                            For
       A shares of the Company in connection with
       the personnel option program 2008 as specified

14.    Approve the acquisition and transfer of series            Mgmt          For                            For
       A shares of the Company in connection with
       the personnel option program 2008 as specified

15.    Authorize the Board of Directors until the next           Mgmt          For                            For
       AGM, considering the proposals in Resolutions
       12 and 13 regarding mandate for the Board to
       acquire shares as well as to the number of
       shares already owned by the Company, to decide
       at 1 or more occasions on the acquisition of
       shares in the Company in accordance with the
       following: 1) the acquisition may be made by
       maximum the number of series A shares or series
       B shares or a combination of those that the
       Company's possession of shares after each acquisition
       does not exceed 10% of the total number of
       the shares issued by the Company; 2) the shares
       may only be acquired on the Nordic Stock Exchange
       in Stockholm; and 3) the shares may only be
       acquired at a price per share within the registered
       trading interval at any given point in time

16.    Receive the report on the work performed by               Mgmt          For                            For
       the Nomination Committee and approve the proposal
       regarding the Nomination Committee as specified

17.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ATOS ORIGIN, PARIS-LA DEFENSE                                                               Agenda Number:  701613689
--------------------------------------------------------------------------------------------------------------------------
    Security:  F06116101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  FR0000051732
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 476680 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Review the Management Board's report [Operational         Mgmt          For                            For
       Review and Financial Review] on Group and Company
       activities and the financial statements for
       the FY 2007, the report of the Chairman of
       the Supervisory Board and the Supervisory Board's
       observations, the parent Company and Group
       consolidated financial statements, and the
       Statutory Auditors' general report on the performance
       of their assignment during the year, approve
       the parent Company and consolidated financial
       statements and, in particular, the balance
       sheet, income statement and notes thereto drawn
       up to 31 DEC 2007, as presented, together with
       the transactions reflected in these financial
       statements or described in these reports; grant
       discharge all the Members of the Management
       Board from any liabilities with respect to
       the performance of their duties during the
       year; hereby approve the parent Company and
       consolidated financial statements and, in particular,
       the balance sheet, income statement and notes
       thereto drawn up to 31 DEC 2007 as presented,
       together with the transactions reflected in
       these financial statements or described in
       these reports, consequently, shareholders discharge
       all members of the Management Board from any
       liabilities with respect to the performance
       of their duties during the year

O.2    Ratify, the net loss for the year is EUR 58,857,440.66    Mgmt          For                            For
       and that it is appropriated to retained earnings
       which will accordingly total EUR 108,511,449.32;
       considering the new balance of retained earnings
       which amount to EUR 108,511,449.32 the amount
       available for appropriation is EUR 108,511,449.32
       considering the new balance of retained earnings
       which amount to EUR 108,511,449.32 the amount
       available for appropriation is EUR 108,511,449.32
       Shareholder hereby ratify the appropriation
       of this amount as follows: to legal reserve
       EUR 82,918.50, Following this appropriation,
       the legal reserve will total : EUR 6,971,015.00,
       To dividend EUR 27,884,606.80 To retrained
       earnings EUR 80,543,924.02 Dividend will be
       0.40 euros per share: [before withholding of
       social charges if applicable and before deduction
       of any advance on dividend paid in respect
       of 2007) for all shares having right to dividend,
       resulting in a total dividend of 27,884,606.80
       euros, on the basis of the number of shares
       as of 29 FEB 2008, paid in cash after the shareholder's
       meeting. However, this amount may be increased
       (and accordingly, the amount remaining on retained
       earnings decreased) by a total maximum number
       of 1,807,809.60 euros, in order to take into
       account the total maximum number of 4519,524
       additional shares which may be created through
       die exercise of stock subscription options,
       between 1 March 2008 and the date of dividend
       payment. In application to article 243 bis
       of the French Tax Code. this dividend can benefit,
       when paid to physical persons who are tax resident
       in France from a 40% tax deduction. In application
       to article 117 quarter of the French Tax Code,
       shareholders can decide to opt, subject m conditions,
       for the 18% withholding tax, instead of the
       normal income tax. Dividend would then be excluded
       from the benefit of the 40% tax: deduction.
       If upon dividend payment, the Company O'WTIS
       some of its own shares, the amounts corresponding
       to unpaid dividend for these shares shall be
       allocated to retained earnings. Accordingly,
       shareholders authorize the Management Board
       to revise the final amounts of effective distribution,
       as the case may be

O.3    Review the Auditors' special report on agreements         Mgmt          For                            For
       governed by Articles L 225-86 et seq of the
       Commercial Code, approve without prejudice
       of rights already existing, the agreement governed
       by Article L 225-90-1 of the Commercial Code
       relative to the terms and conditions of implementation
       of a collective defined benefit pension scheme,
       with a defined contribution aspect, whose principle
       has been approved by the shareholders in the
       previous years

O.4    Review the Auditors' special report on agreements         Mgmt          For                            For
       governed by Articles L 225-86 et seq of the
       Commercial Code, approve without prejudice
       of rights already existing, the agreement governed
       by Article L 225-90-1 of the Commercial Code
       relative to the calculation of the reference
       salary for the indemnity due in case of termination
       without cause of the members of the Management
       Board members, whose principle has been approved
       by the shareholders in the previous years

O.5    Review the auditors' special report on agreements         Mgmt          For                            For
       governed by Articles L 225.-86 et seq. of the
       Commercial Code and being informed that Mr.
       Bernard Bourigeaud served in the Company since
       1991, hereby approve each of the agreements
       governed by Article L 225-90-1 of the commercial
       Code relative to the termination of all functions
       of Mr. Bernard Bourigeaud and referred to ill
       the special report prepared by the auditors,
       regarding only the keeping of certain stock
       options and free shares whose vesting period
       was not expired on 31 DEC 2007

O.6    Review the auditors' special report on agreements         Mgmt          For                            For
       governed by Articles L 225-86 et seq. of the
       Commercial Code and being informed that Mr.
       Dominique Illien served in the company since
       1995, hereby approve each of the agreements
       governed by Article L 225-90-1 of the Commercial
       Code relative to the termination of all functions
       of Mr.Dominique lllien referred to in the special
       report prepared by the auditors, regarding
       only the keeping of certain stock options whose
       vesting period was not expired on 31 MAY 2007
       and the payment of a EUR 200,000; indemnity
       in exchange for non-solicitation and non-poaching
       commitments until 31 DEC 2008

O.7    Review the Management Board's report entitled             Mgmt          For                            For
       'Management Discussion and Analysis ' hereby
       authorize the Management Board to trade in
       the Company's shares, in accordance with the
       provisions of Articles L 225-209 et seq of
       the Commercial Code and in compliance with
       the conditions determined in the Regulations
       of the Autorite des marches financiers and
       in the European Regulation 2273/2003 of 22
       DEC 2003 in application to the Directive 2003/6/CE
       of 28 JAN 2003, in order to: a) grant or sell
       shares to Employees or managers of the Company
       or of one of the Group's Companies, under the
       conditions defined by law and regulations,
       notably in compliance with employee profit
       sharing schemes, share subscription option
       schemes, or for the grant of free shares or
       sale of shares to employees; b) Cancel acquired
       shares, in accordance with the terms of the
       authorization requested from the shareholders
       on 26 MAY 2005 and approved in the resolution
       12 of the minutes of the said meeting; c) keep
       and remit shares in exchange or in payment
       in connection with external growth transactions,
       as the case may be, and as authorized by laws
       and regulations; d) remit shares upon the exercise
       of rights in connection to convertible securities;
       e) stabilize the market or the liquidity of
       its shares through a liquidity agreement signed
       with an investment service provider in compliance
       with a deontology charter recognized by the
       Autorite des marches financiers; f) allow the
       Company to trade in the Company's shares on
       the stock exchange market or otherwise, for
       any other implementation of a market practice
       authorized by law and regulations, either now
       or in the future; shares may be purchased up
       to a maximum of 10% of the share capital calculated
       on the basis of the share capital existing
       at the moment of such purchases [this percentage
       being considered on the date of purchase],
       this percentage being applied to the share
       capital adjusted, as the case may be, according
       to operations done after this shareholder's
       meeting, being understood that, in accordance
       with the sixth paragraph of article L 225-209
       of the Commercial Code, the number of shares
       acquired by the Company in view of being kept
       and remitted in exchange or in payment in connection
       with a merger, a demerger or a contribution
       cannot exceed 5% of the share capital; shares
       may be purchased, sold, transferred or exchanged
       by any means, on the market or outside of the
       market, including, as the case may be, derivative
       instruments; the share of the buy-back program
       which can be made by blocks of shares can reach
       the full amount of the program; the maximum
       aggregate amount of funds which can be used
       for the implementation of this buy-back program
       may not exceed 10% of the share capital multiplied
       by the maximum price per share; the maximum
       purchase price per share is set at EUR 50 [costs
       excluded]; shareholders grant full powers to
       the Management Board to adjust the aforementioned
       in case of incorporation of premiums, reserves
       or profits, leading to either an increase in
       the nominal value of each share or the creation
       and free grant of new shares, as well as in
       case of division of the nominal value of each
       share or the amalgamation of shares in order
       to take into account the impact of such changes
       on the share value; shareholders also grant
       full powers to the Management Board, with authority
       to delegate to its Chairman, or with the agreement
       of the Chairman to one or several members of
       the Management Board, to place any order on
       the market or outside of the market, to allocate
       or reallocate the shares bought to the different
       objectives in accordance with applicable laws
       and regulations, to conclude all agreements,
       notably in view of keeping the share acquisition/sale
       ledger, to issue all documents, make any formality,
       statement and releases with any authority,
       including the Autorite des marches financiers,
       with regard to any transaction made as per
       this resolution, to set the terms and conditions
       according to which the rights of holders of
       convertible securities or grantees of stock
       options may be preserved in accordance with
       regulations, and to do whatever is deemed necessary;
       shareholders also grant full powers to the
       Management Board, if the law or the Autorite
       des Marches Financiers extend or complete the
       objectives authorized for buy-back programs,
       to communicate to the public any change to
       the objectives and program, as the case may
       be, as per applicable laws and regulations;
       this authorization supersedes the earlier authorization
       granted by the resolution 6 to the AGM of 23
       MAY 2007 it is granted for a maximum period
       of 18 months as of this shareholders' meeting;
       the Management Board will specifically report
       to shareholders at the next AGM on any transactions
       performed pursuant to this authorization, and
       in particular, for each of the above-defined
       purposes, the number and price of shares acquired,
       the number of shares used for such purposes,
       as well as any reallocation from one purpose
       to another

O.8    To renew the mandate Grant Thornton as the Statutory      Mgmt          For                            For
       Auditors, for a period of 6 years, that will
       terminate at the end of the shareholders' meeting
       deciding on the accounts closed on 31 DEC 2013

O.9    To renew the mandate of IGEC as Deputy Statutory          Mgmt          For                            For
       Auditor for a duration of 6 years, that will
       terminate at the end of the shareholders' meeting
       deciding on the accounts closed on 31 DEC 2013

O.10   To renew the mandate of Mr. Jan Oosterveld,               Non-Voting
       Member of the Supervisory Board for a duration
       of 5 years, that will terminate at the end
       of the shareholders' meeting deciding on the
       accounts closed on 31 DEC 2012

O.11   To renew the mandate of Mr. Vernon Sankey, Member         Mgmt          For                            For
       of the Supervisory Board for a duration of
       5 years, that will terminate at the end of
       the shareholders' meeting deciding on the accounts
       closed on 31 DEC 2012

O.12   To renew the mandate of Mr. Michel Soublin,               Mgmt          For                            For
       Member of the Supervisory Board for a duration
       of 5 years, that will terminate at the end
       of the shareholders' meeting deciding on the
       accounts closed on 31 DEC 2012

O.13   To appoint Mr. Jean-Francois Cirelli as a Member          Mgmt          For                            For
       of the Supervisory Board, for a duration of
       5 years, that will terminate at the end of
       the shareholders' meeting deciding on the accounts
       closed on 31 DEC 2012

O.14   To appoint Mr. Rene Abate as a Member of the              Mgmt          For                            For
       Supervisory Board, for a duration of 5 years,
       that will terminate at the end of the shareholders'
       meeting deciding on the accounts closed on
       31 DEC 2012

O.15   Appoint the Supervisory Board lead to a number            Mgmt          For                            For
       of Supervisory Board Members beyond the maximum
       of 12 provided by the bylaws, to actually appoint
       only those candidates having obtained the largest
       number of votes, within the limit of the maximum
       number of seats available on the Supervisory
       Board, as provided by the bylaws

E.16   Review the Management Board's report and the              Mgmt          For                            For
       special report by Statutory Auditors, approve
       to resolve, in accordance with articles L 225-129
       et seq. of the Commercial Code and notably
       Articles L 225-135, L 228-92 and L 228-93 of
       the Commercial Code, as follows: I) confer
       to the Management Board, competency to issue
       shares in 1 or more instalments: a) via the
       issuance of new shares with or without stock
       subscription warrants attached, to be subscribed
       in cash or by offsetting debts, with or without
       additional paid-in capital; b)via the issue
       of securities other than ordinary shares, giving
       access, directly or indirectly, by conversion,
       exchange, redemption, exercise of warrant or
       any other manner, to existing or future shares
       of the common stock at any moment or at set
       dates issued by the company or by a company
       in which it holds directly or indirectly more
       than half of the share capital, c) via the
       issue of stock Subscription or stock purchase
       warrants to be subscribed to in cash or distributed
       gratuitously, it being specified that such
       warrants may be issued either separately or
       simultaneously attached to securities described
       above in the paragraph immediately above, d)
       or via the simultaneous combination of any
       of the aforementioned methods. Resolve that
       the limits of the amounts of the capital increase
       are as follows: the nominal maximum amount
       of shares that may be issued either immediately
       or in the future is EUR 10,456,728 this amount
       being included in the amounts defined by the
       shareholders in the 7th Resolution of 23 May
       2007 to this maximum amount, shall be added
       the nominal amount of the additional capital
       increases in common stock made necessary for
       the preservation of the rights of holders of
       Securities or warrants giving right, irrespective
       of the manner, to an allocation of common stock
       of the Company. Resolve to set the nominal
       maximum amount of securities representing receivable
       on the Company that may be issued to EUR 100
       million. II) Resolve that capital increases
       may be in remuneration of securities that would
       be contributed to the company as a result of
       a Public offer with exchange of shares in compliance
       with conditions defined by article L 225-148
       of the Commercial Code III) Resolve to cancel
       shareholders' preferential subscription right
       to securities to be issued pursuant to the
       delegation granted in paragraph I above. It
       is specified that the issues referred to at
       paragraph 1 above may, if the need rises be
       performed, totally or partially on the international
       market. For issues preformed on the French
       market, the Management Board, subject to the
       prior approval by the Supervisory Board, may
       grant shareholders, in accordance to the terms
       and conditions which it shall set, a time period
       [which cannot be less than the duration set
       by decree] during which they shall have priority
       for subscribing to the shares, securities and
       subscription warrants issued without giving
       rise to the creation of negotiable and transferable
       rights. The shares, securities and warrants
       not subscribed to at the end of the priority
       shall be sold to public investors. The issuance
       of securities and warrants as the delegation
       granted above in paragraph 1 entails waiver
       by the shareholders of their preferential subscription
       rights to shares to which such securities and
       warrants will give right, either immediately
       or in the future. IV) As per article L 225-136
       of the Commercial Code, resolve that the sum
       due immediately or in the future to the Company
       far each share, security and warrant issued
       public to the delegation provided in paragraph
       I above, must at least be equal to the weighted
       average of the listed prices of former Company
       shares during the last three stock market trading
       days preceding the date of the beginning of
       the issue of shares, securities warrants, as
       the case may be reduced by a maximum discount
       of 5% : this average may be adjusted to take
       into account the difference in dividend date.
       Within a limit of 10% of the share capital
       per year, the issuance price must be at least
       equal to, up to the decision of the Management
       Board, a) the average: price weighted by the
       volumes of the share during the stock: exchange
       trading day preceding the definition of the
       issue price or b) the average price weighted
       by the volumes of the shares set during the
       stock change trading day during which the issue
       price is determined, with a maximum discount
       of 5%, as the case may be. V) Confer all powers
       an the Management Board, subject to the prior
       approval of the Supervisory Board in accordance
       with Article 19.3 of the bylaws, with the option
       to delegate such powers to the Chairman or
       to one of its members, under the conditions
       provided for by law, to : In order to implement,
       in one or more instalments, the delegation
       provided at paragraph 1 above particularly
       with regard to decide on the capital increase,
       to decide on the amount of the capital. increase,
       the price of the capital increase, as well
       as the premium which may, as the case may be,
       be requested upon issuance, determine the dates
       and terms and conditions of the issues set
       the type of the securities to be created, their
       dividend date, even retroactively, the conditions
       for their conversion, exchange, redemption,
       and/or buyback: determine the way payment for
       shares or securities giving access to capital,
       either immediately or in the future, will be
       made, make any adjustments required in accordance
       with applicable legal and regulatory provisions,
       acknowledge the finalisation of any capital
       increase and mend the by-laws accordingly,
       and more. take all, necessary measures to enter
       into any agreements, in order to complete the
       contemplated transactions in accordance with
       applicable law and regulations; h) In the event
       of an issuance of securities: granting entitlement
       to an allotment of stores on exercise of a
       warrant, to buy these warrants on the Duck
       market, with a view to cancelling them or otherwise,
       considering the applicable legal provisions;
       deduct expenses arising from the issuance of
       new shares or securities from the paid-in-capital
       and transfer amounts from this account to the
       legal reserve to bring it to one-tenth of the
       new common stock amount. VI) Authorize the
       Management Board, as part of the delegation
       which is the subject of paragraph 1 above:
       a) In the event where a company or companies,
       in which the Company has an interest, directly
       or indirectly, of more than 50% of the company's
       common stock to issue; Bonds with stock subscription
       warrants attached enabling the holder to acquire
       shares in the common stock of the Company,
       or Other securities whose form is compatible
       with the law in force, giving the right by
       conversion, or exercise of a warrant or by
       any other means, to an allotment at any moment
       or at set dates, of common stock of the Company.
       b) To perform, in agreement with the issuing
       company or companies, issues of bond and other
       securities as well as the issue of warrants
       and corresponding column stock of the Company.
       VII) Resolve that this delegation replaces
       and supersedes, up to the amount not yet used,
       any previous authorisation of the same kind,
       and is valid for a period of 26 months from
       the date of this meeting. VIII) acknowledge
       that, if the Management Board decide to use
       the delegation of authority which is authorized
       by this resolution, the management board shall
       report to the next ordinary shareholder's meeting
       on the use of authority granted by this resolution

E.17   Review the Management Board's report and statutory        Mgmt          For                            For
       auditors, special report hereby resolve, to
       confer on the Management Board, pursuant to
       Articles L225-138-1 and L 225-129-6 of the
       Commercial Code and Articles L 443-1 et seq
       of the Labour Code, full powers to issue the
       share capital in one or more instalments and,
       according to its own decisions, up to a maximum
       nominal amount of 6% of the issued share capital
       as of the date of this meeting , via the issuance
       of new shares, to be subscribed in cash or
       other securities giving access to capital,
       under the terms and conditions set by law,
       exclusively to people adhering to a savings
       plan, whether a Group savings plan or otherwise;
       the beneficiaries of the capital increases
       authorized by this resolution will be members
       of the Atos Origin Employee Savings Plan or
       of the Employee Savings Plans of related entities
       in the sense of Article L 225-180 of the Commercial
       Code and article L 444-3 of the Labour Code;
       beneficiaries will also meet the conditions
       that may be decided by the Management Board;
       decide that, in accordance with Article L 443-5
       of the Labour Code, the discount will be 20%
       below the average opening list prices of the
       Company's share on the Eurolist market of Euronext
       during the last 20 stock exchange days preceding
       the date of the decision setting the beginning
       of the subscription periods. However, shareholders
       expressly authorize the Management Board at
       its sole discretion, to reduce this discount
       within the above-defined limits, in order to
       take into account, as the case may be, the
       legal, accounting, tax and social regimes that
       apply locally; shareholders also authorize
       the Management Board to grant gratuitously,
       shares or other securities giving access to
       the share capital of the Company, being understood
       that the total advantage resulting from this
       grant, either through a benefit [abondement]
       or as the case may be through a discount [decote],
       cannot exceed the limits defined in law and
       regulations; decide to waive the preferential
       subscription rights of shareholders in favour
       of those holding securities that would be issued
       as per this resolution; the Management Board
       has all powers, with authority to delegate
       or sub-delegate under the legal rules applying,
       subject to the prior approval of the Supervisory
       Board, in order to implement this authorization,
       or to abstain there from, within the limits
       and conditions defined above, and especially
       in order to as specified; [Authority expires
       after a period of 26 months from the date of
       this meeting]; if this resolution is approved
       by shareholders, it will replace and supersede
       the earlier delegation granted by the 10th
       resolution to the AGM of 23 MAY 2007

E.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       extract or copy of the minutes of this shareholders'
       meeting to carry out the necessary formalities
       in relation to filing, declarations or publication

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Appoint Mr. Benoit d' Angelin as a Member fo
       the Supervisory Board, for a duration of 5
       years, that will terminate at the end of the
       shareholders' meeting deciding on the accounts
       closed on 31 DEC 2012

B.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Appoint Mr. Behdad Alizadeh as a Member fo
       the Supervisory Board, for a duration of 5
       years, that will terminate at the end of the
       shareholders' meeting deciding on the accounts
       closed on 31 DEC 2012

C.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Appoint Mrs. Colette Neuville as a Member fo
       the Supervisory Board, for a duration of 5
       years, that will terminate at the end of the
       shareholders' meeting deciding on the accounts
       closed on 31 DEC 2012

D.     To Appoint Mr. Bernard Bourigeaud as a Member             Non-Voting
       fo the Supervisory Board, for a duration of
       5 years, that will terminate at the end of
       the shareholders' meeting deciding on the accounts
       closed on 31 DEC 2012

E.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Appoint Mr. Michel Combes as a Member fo the
       Supervisory Board, for a duration of 5 years,
       that will terminate at the end of the shareholders'
       meeting deciding on the accounts closed on
       31 DEC 2012

F.     To Approve to remove Mr. Didier Cherpitel as              Non-Voting
       a Member of the Supervisory Board, with immediate
       effect




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701407430
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q09504137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, financial report               Non-Voting
       and the reports of the Directors and of the
       Auditor for the YE 30 SEP 2007

s.2.a  Approve the terms and conditions of the selective         Mgmt          No vote
       buy back agreement relating to the buy back
       of the preferences shares which form part of
       the ANZ Stapled Exchangeable Preferred Securities
       [ANZ StEPS] as specified

s.2.b  Approved the terms and conditions of the selective        Mgmt          No vote
       reduction of capital relating to the preference
       shares which form part of ANZ StEPS as specified

S.3    Adopt the Constitution as specified                       Mgmt          No vote

4.     Approve, in accordance with ASX Listing Rule              Mgmt          No vote
       10.14, the allocation of AUD 9 million worth
       of deferred shares for the benefit of Mr. Michael
       Smith, the Managing Director and Chief Executive
       Officer of the Company on the terms and conditions
       as specified

5.     Approve, in accordance with ASX Listing Rule10.14,        Mgmt          No vote
       to grant 3 tranches of performance rights equivalent
       in value to AUD 9 million to Mr. Michael Smith,
       the Managing Director and Chief Executive Officer
       of the Company on the terms and conditions
       as specified

6.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       SEP 2007

       PLEASE NOTE THAT ALTHOUGH THERE ARE 5 CANDIDATES          Non-Voting
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       4 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 4 OF THE 5 DIRECTORS.
       THANK YOU.

7.a    Elect Mr. R.J. Reeves as a Director                       Mgmt          No vote

7.b    Re-elect Mr. D.E. Meiklejohn as a Director who            Mgmt          No vote
       retires in accordance with the Company's Constitution

7.c    Re-elect Mr. J.P Morschel as a Director who               Mgmt          No vote
       retires in accordance with the Company's Constitution

7.d    Elect Mr. I. J. Macfarlane as a Director who              Mgmt          No vote
       retires in accordance with the Company's Constitution

7.e    Re-elect Dr. G. J. Clark as a Director who retires        Mgmt          No vote
       in accordance with the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 AUTOGRILL SPA, ROZZANO                                                                      Agenda Number:  701502052
--------------------------------------------------------------------------------------------------------------------------
    Security:  T8347V105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  IT0001137345
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors report, adjournment thereof,
       consolidated financial statement at 31 DEC
       2007

2.     Appoint the Board of Directors, and approve               Mgmt          For                            For
       to determine its components, term and emoluments

3.     Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 AVIVA PLC, LONDON                                                                           Agenda Number:  701505781
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0683Q109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0002162385
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts                    Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Elect Mr. Nikhesh Arora                                   Mgmt          For                            For

4.     Elect Mr. Scott Wheway                                    Mgmt          For                            For

5.     Re-elect Mr. Philip Scott                                 Mgmt          For                            For

6.     Re-elect Mr. Andrew Moss                                  Mgmt          For                            For

7.     Re-elect Mr. Colin Sharman                                Mgmt          For                            For

8.     Re-appoint Ernst and Young LLP                            Mgmt          For                            For

9.     Authorize the Directors to determine the Auditor's        Mgmt          For                            For
       remuneration

10.    Approve the renewal of the authority to allot             Mgmt          For                            For
       unissued shares

11.    Approve the renewal of the to make non pre-emptive        Mgmt          For                            For
       share allotments

12.    Approve the Directors' remuneration report                Mgmt          For                            For

S.13   Adopt the new Articles of Association                     Mgmt          For                            For

14.    Amend the Aviva Annual Bonus Plan 2005                    Mgmt          For                            For

15.    Authorize the Company and any Subsidiary Company          Mgmt          For                            For
       in the Group to make political donations

S.16   Grant authority for the purchase of the Company's         Mgmt          For                            For
       ordinary shares up to a specified amount

S.17   Grant authority for the purchase of the Company's         Mgmt          For                            For
       8 3/4% preference shares up to a specified
       amount

S.18   Grant authority for the purchase of the Company's         Mgmt          For                            For
       8 3/8% preference shares up to a specified
       amount




--------------------------------------------------------------------------------------------------------------------------
 AWB LTD                                                                                     Agenda Number:  701442701
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12332104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Amend the Constitution by omitting Article 2              Mgmt          For                            For
       if, and with effect from the date, AWB [International]
       Limited ceases to be the holder of the Single
       Desk [within the meaning of Article 3.9 of
       the Company's Constitution]

s.2    Amend the Constitution by omitting paragraph              Mgmt          For                            For
       (a) of the Article 12.17 and substituting the
       Articles 12.17, 12.18 and 12.19 apply despite
       anything else in this Constitution, Articles
       12.17, 12.18, and 12.19 will cease to apply
       on the date that is 3years after the date the
       Redemption event occurs

3.A    Elect Mr. Colin Nicholl as an A Class Director            Non-Voting
       of AWB Limited in WA

3.B    Elect Mr. Rodger Schirmer as an A Class Director          Non-Voting
       of AWB Limited in NSW and ACT

3.C    Elect Mr. Simon Tickner as an A Class Director            Non-Voting
       of AWB Limited in Victoria and Tasmania

3.D    Elect Mr. Peter Polson, BComm, M.B.L as an B              Mgmt          For                            For
       Class Director of AWB Limited

4.     Receive the Company's financial report, Directors'        Non-Voting
       report and the Auditor's report for the FYE
       30 SEP 2007

5.     Adopt the remuneration report [which forms part           Mgmt          Against                        Against
       of the Directors' report] for the YE 30 SEP
       2007




--------------------------------------------------------------------------------------------------------------------------
 AXA ASIA PACIFIC HOLDINGS LTD                                                               Agenda Number:  701488670
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12354108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  AU000000AXA5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider the financial report, Director's              Non-Voting
       report and the Auditor's report for the YE
       31 DEC 2007

2.A    Re-elect Mr. Rick Allert as a Director, who               Mgmt          For                            For
       retires by rotation

2.B    Re-elect Mr. Michael Butler as a Director, who            Mgmt          For                            For
       retires by rotation

2.C    Elect Mr. John Dacey as a Director, who retires           Mgmt          For                            For
       by rotation

2.D    Elect Mr. Paul Sampson as a Director, who retires         Mgmt          Against                        Against
       by rotation

3.     Approve and adopt the remuneration report for             Mgmt          Against                        Against
       the YE 31 DEC 2007

4.     Approve the grant to Mr. Andrew Penn [Group               Mgmt          For                            For
       Chief Executive] of up to 575,000 allocation
       rights and of up to 70,000 performance rights,
       such participation to be in accordance with
       the terms of the AXA APH Executive Performance
       Plan [Executive Performance Plan]




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701477247
--------------------------------------------------------------------------------------------------------------------------
    Security:  F06106102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       report s

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.20 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Elect Mr. Francois Martineau as the Supervisory           Mgmt          For                            For
       Board Member

O.6    Elect the Mr. Francis Allemand as the Representative      Mgmt          For                            For
       of employee shareholders to the Board

O.7    Elect the Mr. Gilles Bernard as the representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.8    Elect the Mr. Alain Chourlin as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.9    Elect the Mr. Wendy Cooper as the Representative          Mgmt          Against                        Against
       of employee shareholders to the Board

O.10   Elect the Mr. Rodney Koch as the Representative           Mgmt          For                            For
       of employee shareholders to the Board

O.11   Elect the Mr. Hans Nasshoven as the Representative        Mgmt          Against                        Against
       of employee shareholders to the Board

O.12   Elect the Mr. Frederic Souhard as the Representative      Mgmt          Against                        Against
       of employee shareholders to the Board

O.13   Elect the Mr. Jason Steinberg as the Representative       Mgmt          Against                        Against
       of employee shareholders to the Board

O.14   Elect the Mr. Andrew Whalen as the Representative         Mgmt          Against                        Against
       of employee shareholders to the Board

O.15   Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

E.16   Grant authority up to 1% of issued capital for            Mgmt          For                            For
       use in Restricted Stock Plan

E.17   Approve the Stock Option Plans grants                     Mgmt          For                            For

E.18   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.19   Approve the issuance of shares up to EUR 100              Mgmt          For                            For
       million for a private placement

E.20   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.21   Grant authority the filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BAE SYSTEMS PLC                                                                             Agenda Number:  701510972
--------------------------------------------------------------------------------------------------------------------------
    Security:  G06940103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0002634946
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts of the Company               Mgmt          For                            For
       for the YE 31 DEC 2007 and the Directors' reports
       and the Auditors' report thereon

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

3.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007 of 7.8 pence per ordinary share payable
       on 02 JUN 2008 to ordinary shareholders whose
       names appeared on the Register of Members at
       the close of business on 18 APR 2008

4.     Re-elect Sir Peter Mason as a Director of the             Mgmt          For                            For
       Company, who retires pursuant to Article 85

5.     Re-elect Mr. Richard Olver as a Director of               Mgmt          For                            For
       the Company, who retires pursuant to Article
       85

6.     Re-elect Mr. Michael Turner as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Article
       85

7.     Elect Mr. Andrew Inglis as a Director of the              Mgmt          For                            For
       Company, who retires pursuant to Article 91

8.     Elect Mr. Ravi Uppal as a Director of the Company,        Mgmt          For                            For
       who retires pursuant to Article 91

9.     Re-appoint KPMG audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the next AGM at which accounts
       are laid before the Company

10.    Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors to agree the remuneration of the
       Auditors

11.    Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period for which this resolution
       has effect for the puposes of part 14 of the
       Companies Act 2006; i] to make donations to
       Political parties or independent election candidates
       and; ii] to make Political donations or to
       political organizations other than political
       parties; iii] to incur Political expenditure
       up to an aggregate amount of GBP 100,000 and
       the amount authorized under each [i] to [ii]
       shall also be limited to such amount approve
       the relating to political donations or expenditure
       under Part 10A of the Companies Act 1985 are
       hereby revoked without prejudice to any made
       or expenditure incurred prior to the date hereof;
       [Authority expires the earlier of the conclusion
       of the AGM in 2008 or 30 JUN 2009]

12.    Amend the rules of the BAE Systems Share Matching         Mgmt          For                            For
       Plan to increase individual limits as set out
       in the copy of the Plan rules produced to this
       meeting and, for the purposes of identification,
       initialled by the Chairman

13.    Amend the rules of the BAE Systems Performance            Mgmt          For                            For
       Share Plan to increase individual limits and
       make amendments to the vesting provisions as
       explained in the note to this resolution and
       as set out in the copy of the Plan rules produced
       to this meeting and, for the purposes of identification,
       initialed by the Chairman; and authorize the
       Directors to make one half of an award subject
       to a performance condition based on appropriately
       stretching internal measures as determined
       by the Board's Remuneration Committee [in accordance
       with the policy summarized in the note to this
       Resolution]

14.    Approve to increase the share capital of the              Mgmt          For                            For
       Company from GBP 180,000,001 to GBP 188,750,001
       by the creation of 350,000,000 ordinary shares
       of 2.5p each

15.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 12 (B)(i) of the Articles
       of Association of the Company for the period
       ending 30 JUN 2009 and that the for such period
       the Section 80 amount will be GBP 29,275,236

S.16   Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 12(B)(i) of the Articles
       of Association of the Company for the period
       ending on 30 JUN 2009 or, if earlier, on the
       day before the Company's AGM in 2009 and that
       for such period the Section 80 amount shall
       be GBP 4,391,724

S.17   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Act] of up to
       351,337,974 ordinary shares of 2.5p each in
       the capital of the Company, at a minimum price
       of 2.5p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2009 or 30 JUN 2009];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.18   Amend the Article of Association of the Company           Mgmt          For                            For
       with effect from the end of this AGM or any
       adjournment thereof, so that they should be
       any form of the amended Articles of Association
       produced to the meeting, marked 'A' and initialled
       by the Chairman of the meeting for the purposes
       of identification; and with effect from 00:01
       on 01 OCT 2008 or any later date on which Section
       175 of the Companies Act 2006 comes into effect;
       i) for the purposes of Section 175 of the Companies
       Act 2006, the Directors be give power in the
       Articles of Association of the Company to authorize
       certain conflicts of interest as describe in
       that Section; and ii) amend the Articles of
       Association of the Company then in force by
       the deletion of the Articles 96 and 97 in their
       entirety, by the insertion their place of New
       Articles 96, 97, 98, 99 and 100 and by the
       making of all consequential numbering amendments
       thereof required, as detailed in the amended
       Articles of Association produced to the meeting,
       marked 'B' and initialled by the Chairman for
       the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 BALFOUR BEATTY PLC, LONDON                                                                  Agenda Number:  701530607
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3224V108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0000961622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company

4.     Re-elect Mr. A.L.P. Rabin as a Director                   Mgmt          For                            For

5.     Elect Mr. D. J. Magrath as a Director                     Mgmt          For                            For

6.     Re-appoint Deloitte & Touche LLP as Auditors              Mgmt          For                            For

7.     Authorize the Directors, in the terms of Paragraph        Mgmt          For                            For
       (B)(i) of the Article 11 of the Company's Articles
       of Association, to allot relevant securities
       for the period beginning on 15 MAY 2008, for
       such period the Section 80 amount [as defined
       in Paragraph (B)9iii) of that Article] up to
       an aggregate nominal amount of GBP 72,191,399;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company to be held in 2013
       or 15 MAY 2013]; and such authority to replace
       the authority to allot relevant securities
       granted by resolution 11 passed at the AGM
       of the Company held on 10 MAY 2007

S.8    Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the passing of Resolution No. 7 as specified
       and in the terms of Paragraph (B)(ii) of the
       Article 11 of the Company's Articles of Association,
       to allot equity securities [Section 89] [as
       defined in the Paragraph (B)(iii) of the Articles
       of Association] up to an aggregate nominal
       amount of GBP 10,828,710 and an allotment of
       equity securities pursuant to the authority
       granted by Resolution 7 shall be deemed to
       include the sale of the relevant shares in
       the Company which, immediately before such
       sale, were held by the Company as treasury
       shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company to
       be held in 2009 or 01 JUL 2009]

S.9    Authorize the Company, pursuant to Article 7              Mgmt          For                            For
       of the Company's Articles of Association, and
       subject to and conditional upon the passing
       of special resolution n set in the notices
       dated 03 APR 2008 convening a separate class
       meeting of the holders of the Cumulative Convertible
       Redeemable Preference Shares of 1p each in
       the Company [the "P reference"] and for the
       purpose of Section 166 of the Companies Act
       1985, to make one or more market purchases
       [Section 163(3) of the Act 1985] of up to 43,314,839
       ordinary shares and 16,775,968 Convertible
       preference shares of 50p each in the capital
       of the Company, at a minimum price of 50p and
       not more than 5% above the average market value
       of shares of the same class for 5 business
       day, or the higher of the price of the last
       independent trade and the highest current bid
       as stipulated by Article 5(1) of Commission
       Regulation [EC] 22 DEC 2003 implementing the
       Market Abuse Directive as regards exemptions
       for buy-back programmes and stabilization of
       financial instruments [No. 2273/2003]; [Authority
       expires the earlier of the conclusion of the
       next Separate Class Meeting of which will follow
       the AGM Company held in 2009 or 01 JUL 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

10.    Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period which this resolution has
       effect, for the purposes of Part 14 of the
       Companies Act 2006, to make political donations
       to political parties, and/or independent election
       candidates; to make political donations to
       political organizations other than political
       parties; and to incur political expenditure,
       provided that the aggregate amount of any such
       donations and expenditure shall not exceed
       GBP 25,000; all existing authorizations and
       approvals relating to political donations or
       expenditure under Part 10A of the Companies
       Act 1985 are hereby revoked without prejudice
       to any donation made or expenditure incurred
       prior to the date hereof pursuant to such authorization
       or approval; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2009 or 01 JUL 2009]

S.11   Adopt with effect from the end of this AGM Articles       Mgmt          For                            For
       of Association [as specified], as the Articles
       of Association of the Company in substitution
       for, and to the exclusion of the existing Articles
       of Association; with effect from 00.01am on
       01 OCT 2008 or any later date on which Section
       175 of the Companies Act 2006 come in effect:
       (I) for the purposes of Section 175 of the
       Companies Act 2006, the Directors be given
       powers in the Articles of Association to authorize
       certain conflicts of interest as described
       in that Section: and (ii) the Articles of Association
       of the Company be amended by the deletion Articles
       106 and 107 in their entirety and by the insertion
       in their place of new Articles 106(A) to 106(E)
       in accordance with the printed document produced
       to the meeting, marked "B" and initialed by
       the Chairman of the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 BALOISE-HOLDING, BASEL                                                                      Agenda Number:  701518219
--------------------------------------------------------------------------------------------------------------------------
    Security:  H04530202                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CH0012410517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 442452 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting

1.     Approve the business review, 2007 annual financial        Mgmt          For                            For
       statements and of the 2007 consolidated financial
       statements

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of retained earnings            Mgmt          For                            For

4.     Approve the capital reduction/amendments to               Mgmt          For                            For
       Articles of Incorporation

5.1    Elect Mr. Rolf Schaeuble as a Member of the               Mgmt          For                            For
       Board of Directors

5.2    Elect Mr. Arend Oetker as a Member of the Board           Mgmt          Against                        Against
       of Directors

5.3    Elect Ms. Eveline Saupper as a Member of the              Mgmt          For                            For
       Board of Directors

6.     Appoint the Statutory Auditors and the Group              Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 BANCA CARIGE SPA CASSA DI RISPARMIO DI GENOVA E IMPERIA, GENOVA                             Agenda Number:  701388628
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0881N128                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Nov-2007
        ISIN:  IT0003211601
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUTOFF
       DATE IS 22 NOV 2007. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Authorize the Board of Directors, as per Article          Mgmt          For                            For
       2443 comma 2 of the Italian Civil Code, to
       increase against payment, the stock capital,
       in one or more installments within the period
       of 12 months from the meeting resolutions'
       date, for a maximum amount of EUR 1,000,000,000,
       by issuing ordinary and/or saving shares, face
       value EUR 1 per share to be offered with options
       right to shareholders, after revoking of the
       Board of Directors' proxy as per Articles 2443and
       2420 of the Italian Civil Code as resolved
       by the Extraordinary meeting held on 10 SEP
       03 for the unexercised shares installment and
       amend Article 5 of the Bylaw

2.     Amend Article 35 [saving shares] of the Bylaw             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANCA CARIGE SPA CASSA DI RISPARMIO DI GENOVA E IMPERIA, GENOVA                             Agenda Number:  701511304
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0881N128                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003211601
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 at 1030 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Receive the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors and of Auditors report,
       adjournment thereof

2.     Receive the consolidated financial statements             Mgmt          For                            For
       at 31 DEC 2007

3.     Appoint Board of Auditors and Chairman                    Mgmt          For                            For

4.     Approve the determination of the Auditors emoluments      Mgmt          For                            For

5.     Approve the resolutions in conformity with Article        Mgmt          For                            For
       2357 Civil Code and following with Article
       132 Legislative Decree N. 58




--------------------------------------------------------------------------------------------------------------------------
 BANCA CR FIRENZE SPA, FIRENZE                                                               Agenda Number:  701484189
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0957H138                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  IT0004194970
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Receive the annual report of Banca CR Firenze             Mgmt          For                            For
       Spa for the YE 31 DEC 2007 and the consolidated
       annual report as at 31 DEC 2007, the Board
       of Directors reports, the Board of Statutory
       Auditors report and the External Auditors reports,
       ratifications thereof

2.     Approve the nominees to the Board of Directors            Mgmt          For                            For
       in place of members who had earlier vacated
       the office, pursuant to Article 2386 of the
       Italian Civil Code

3.     Elect the Statutory Auditors to substitute the            Mgmt          For                            For
       Chairman of the Board of Statutory Auditors
       and 1 of the stand in Members of the Board
       of Statutory Auditors who had earlier vacated
       the office, pursuant to Article 2401 of the
       Italian Civil Code




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701399241
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1188A116                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  05-Dec-2007
        ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve to grant stock for the FY 2007                    Mgmt          Abstain                        Against

E.1    Amend Articles 18 and 26                                  Mgmt          Abstain                        Against

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 DEC 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701454035
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1188A116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Mar-2008
        ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 MAR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Authorize the Board of Directors, pursuant to             Mgmt          Abstain                        Against
       Article 2443 of Italian Civil Code, to increase
       the share capital against payment to be carried
       out, and through 1 or more transactions, within
       a period of 5 years from the date of the resolution
       up to a maximum amount of EUR 5 billion-inclusive
       of any share premium, through the issuance
       of saving ordinary and preferred shares having
       the same characteristics as outstanding shares,
       to be offered preemptively to those who have
       the right to subscribe with a bigger possibility
       for the Directors to establish any time, in
       order to respect the previous mentioned limits,
       modality, terms and conditions of the operation,
       with the issue price with the eventual surcharge
       of the same shares and due date; related and
       consequent matters

2.     Approve to increase the share capital, against            Mgmt          Abstain                        Against
       payment and through 1 or more transactions,
       within 5 years from the date of the resolution,
       up to a maximum amount of EUR 1 billion-inclusive
       of the share premium through the issuance of
       ordinary shares to be offered without subscription
       privilege, in an underwriting, to a J P Morgan
       Group Company, of perpetual instruments convertible
       into BMPS ordinary shares with a with a bigger
       possibility for the Directors to establish
       any time, in order to respect the previous
       mentioned limits, modality, terms and conditions
       of the operation, with the issue price with
       the eventual surcharge of the same shares and
       due date, the subscription privilege should
       be excluded in order to Article 2441 comma
       5 of C.C., and how better described in the
       illustrative relation in order to Article 72
       and 92 of the Consob Rule 11971-99 and of Article
       3 of D.M. 437-98, presented by the Board of
       Directors in the Extraordinary Meeting, to
       make possible the carrying out of a Loan Plan,
       for the acquisition of Banca Antonveneta, with
       the ways and means retained more suitable and
       efficient, excluding the subscription privilege
       and determining the issue price of new shares,
       in favor of J P Morgan, the Board of Directors
       will apply the sixth comma of Article 2441
       C.C. and so, this issue price should be determined
       considering the trend of price quotation of
       the last semester, the Board of Directors,
       even consulting J P Morgan, should be evaluate
       the option to apply technical solutions to
       turn the structure more efficient-the eventual
       beneficial interest on shares to the bank on
       new issue shares included; related and consequent
       matters




--------------------------------------------------------------------------------------------------------------------------
 BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA                                                  Agenda Number:  701493974
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1188A116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  IT0001334587
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the balance sheet as of 31 DEC 2007,              Mgmt          For                            For
       Director reportingon Management, auditing Company
       reporting, Board of Auditors reporting, related
       resolutions, consolidated balance sheet as
       of 31 DEC 2007

2.     Approve the resolution on purchase and sell               Mgmt          Abstain                        Against
       own shares EX ARTT2357 and 2357 TER of the
       Civil code

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANCA POPOLARE DI MILANO BPM BIPIEMME, MILANO                                               Agenda Number:  701497415
--------------------------------------------------------------------------------------------------------------------------
    Security:  T15120107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  IT0000064482
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT ONLY SHAREHOLDERS THAT HAVE              Non-Voting
       BEEN REGISTERED IN THE COMPANYS BOOKS 90 DAYS
       PRIOR TO THE DATE OF THE FIRST CALL OF THE
       MEETING ARE ELIGIBLE TO ATTEND AND PARTICIPATE
       IN THE MEETING. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Receive the Board of Directors and the Auditors           Mgmt          For                            For
       report, financial statement, adjournment thereof

2.     Adopt the Corporate By Laws of Articles 21 and            Mgmt          For                            For
       25 of meeting rule, adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701473681
--------------------------------------------------------------------------------------------------------------------------
    Security:  E11805103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 444343 DUE TO CHANGE IN MEETING DATE AND
       CHANGE IN VOTING STATUS FOR RESOLUTION 4.3.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       of Banco Bilbao Vizcaya Argentaria, Sociedad
       Anonima, and its consolidated group, application
       of profits, distribution of a dividend, the
       Company Management, all of the foregoing with
       reference to the YE 31 DEC 2007

2.     Amend the Article 34, about number and appointment        Mgmt          For                            For
       of the Articles of Associations in order to
       reduce the maximum and minimum number of Directors

3.     Amend the Article 36, about term of appointment           Mgmt          For                            For
       and reappointment of the Directors, of the
       Articles of Association, in order to change
       the years of appointment to 3, instead of 5

4.1    Re-appoint Mr. D. Jose Ignacio Goirigolzarri              Mgmt          For                            For
       Tellaeche

4.2    Re-appoint Mr. D. Roman Knorr Borras                      Mgmt          For                            For

4.3    Approve the provisions of Article 34, second              Non-Voting
       paragraph, of the Articles of Association,
       set the number of Directors at the number of
       Members existing at that time and according
       to the resolutions adopted about this point
       of the agenda as specified

5.     Approve the increase by EUR 50,000,000,000 the            Mgmt          For                            For
       maximum nominal amount authorized to the Board
       by the general meeting held on 18 MAR 2006
       in point 3 of the agenda; to issue fixed income
       securities of any class and nature, even exchangeable,
       not convertible into shares, the amount which
       increased by agreement adopted in the general
       meeting held on 16 MAR 2007

6.     Authorize the Board for a maximum period of               Mgmt          For                            For
       5 years to issue, up to maximum amount of EUR
       9,000,000,000 securities convertible and or
       exchangeable for Company shares, with exclusion,
       if necessary, of the preferential subscription
       rights, in conformity with Section 159.2 of
       the Spanish Limited Companies Act, Ley De Sociedades
       Anonimas, and to set the base and type of the
       conversion and increase the Corporate capital
       by the necessary amount, subsequently amending
       the Article 5 of the Articles of Association

7.     Authorize the Company to carry out the derivative         Mgmt          For                            For
       acquisition of own shares, either directly
       or via group companies; in conformity with
       the provisions of Section 75 of the Spanish
       Limited Companies Consolidation Act, Texto
       Refundido De La Ley De Sociedades Anonimas,
       establishing the limits and requirements for
       these acquisitions, with the express power
       to decrease the share capital for the amortization
       of own shares; authorize the Board of Directors
       for execution of the resolutions adopted by
       the Board in this regard, rendering void the
       authority granted by the general meeting of
       shareholders held on 16 MAR 2007

8.     Appoint the Auditors for the FY 2008                      Mgmt          For                            For

9.     Authorize the Board including the authority               Mgmt          For                            For
       to depute the powers received to execute, rectify,
       construe and implement the resolutions adopted
       by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 BANCO BPI SA, PORTO                                                                         Agenda Number:  701494445
--------------------------------------------------------------------------------------------------------------------------
    Security:  X04608109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  PTBPI0AM0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE CONDITION FOR THE MEETING:           Non-Voting
       MINIMUM SHARES/VOTING RIGHT: 500/1

1.     Approve the individual and consolidated annual            Mgmt          For                            For
       report and accounts for 2007

2.     Approve the proposed appropriation of net income          Mgmt          For                            For
       for 2007

3.     Approve the Banco BPI'S Management and Supervision        Mgmt          For                            For

4.     Amend the Article 4 of the Company By-Laws,               Mgmt          For                            For
       in order to allow the Board of Directors to
       authorize a capital increase from EUR 760,000,000
       up to a maximum of 1,110,000,000

5.     Amend the Articles 10, 14, 15, 16, 17, 20, 21,            Mgmt          Against                        Against
       22, 23, 24 and 29 of the Company By-Laws

6.     Elect the Governing bodies for 2008/2010                  Mgmt          Against                        Against

7.     Elect the Salary Commition for 2008/2010 and              Mgmt          For                            For
       define the limits of N.3 of Article 28 of the
       Company By-Laws

8.     Approve the acquisition and sale of own shares            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANCO COMERCIAL PORTUGUES, SA, PORTO                                                        Agenda Number:  701429412
--------------------------------------------------------------------------------------------------------------------------
    Security:  X03188137                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Jan-2008
        ISIN:  PTBCP0AM0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the General Meeting Committee for the               Mgmt          Abstain                        Against
       period 2008-2010

2.     Elect the Administration Board for the period             Mgmt          Abstain                        Against
       2008-2010

3.     Elect the Salary Committee for the period 2008-2010       Mgmt          Abstain                        Against

4.     Elect the Official Acountant and his Deputy               Mgmt          Abstain                        Against
       for the period 2008-2010

5.     Elect the Members and Deputies in the General             Mgmt          Abstain                        Against
       and Supervising Board until the end of the
       period 2006-2008

6.     Approve to extend the General and Supervising             Mgmt          Against                        Against
       Board to 21 Members until the end of the period
       2006-2008

7.     Elect, if Resolution 6 is approved, the General           Mgmt          Against                        Against
       and Supervising Board Members for the vacancies
       taking place until the end of the period 2006-2008

8.     Ratify the co-optation of 2 Members for the               Mgmt          Abstain                        Against
       Superior Board for the period 2005-2008




--------------------------------------------------------------------------------------------------------------------------
 BANCO COMERCIAL PORTUGUES, SA, PORTO                                                        Agenda Number:  701570601
--------------------------------------------------------------------------------------------------------------------------
    Security:  X03188137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  PTBCP0AM0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT CONDITIONS FOR THE MEETING:              Non-Voting
       MINIMUM SHARES/ VOTING RIGHT: 1000/1

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 470462 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to resolve upon the individual annual             Mgmt          For                            For
       report, Balance sheet and financial statements
       of 2007

2.     Approve to resolve upon the consolidated balance          Mgmt          For                            For
       sheet and financial statements of 2007

3.     Approve to resolve upon the distribution of               Mgmt          For                            For
       year - end results

4.     Approve to carry out the general analysis of              Mgmt          For                            For
       the Management and Auditing of the Company
       with the latitude foreseen in the Law

5.     Approve to appraise the policy concerning the             Mgmt          For                            For
       remuneration granted to the Executive Board
       of Directors and the remunerations and welfare
       Board [Committee appointed by the Supervisory
       board in accordance with Article 13 (1) of
       the Articles of Association and Article 429
       of the Companies code]

6.     Approve to resolve upon the election of the               Mgmt          For                            For
       External Auditor for the Triennial 2008/2010

7.     Approve to resolve upon the election of the               Mgmt          For                            For
       Single Auditor and his/her alternate for the
       Triennial 2008/2010

8.     Approve to resolve upon the acquisition and               Mgmt          For                            For
       sale of own Shares

9.     Approve to resolve upon the acquisition and               Mgmt          For                            For
       sale of own Bonds

10.    Approve to resolve upon to suppress number 12             Mgmt          For                            For
       of Article 16 of the Bank's Article of Association

11.    Approve to change number 2, Article 13 of Bank's          Mgmt          Against                        Against
       Articles of Association, in order to replace
       10% of the profits by 2% of the profits

12.    Elect the Salary Commission for 2008/2010                 Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE SABADELL SA, SABADELL (BARCELONA)                                                  Agenda Number:  701490865
--------------------------------------------------------------------------------------------------------------------------
    Security:  E15819191                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  ES0113860A34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve, to examine if applicable, the annual             Mgmt          For                            For
       accounts [balance sheet, profit and loss account
       and annual report] and Management report, [
       including the report on remuneration policy]
       of Banco de Sabadell, S.A and it consolidated
       group, application of profit and distribution
       of divided, the corporate Management, all the
       aforementioned referred to YE 31 DEC 2007,
       it also include the report explaining the aspects
       of the management report provided in Article
       116 b of the Law on the securities market

2.1    Appoint Mr. Jaime Guardiola Romojaro as a Executive       Mgmt          For                            For
       Director

2.2    Re-elect Mr. Jose Manuel Lara Bosch as an Independent     Mgmt          For                            For
       Director

2.3    Re-elect Mr. Francesc Casas Selvas as an Independent      Mgmt          For                            For
       Director

2.4    Appoint Mr. Carlos Jorge Ramalho dos Santos               Mgmt          For                            For
       Ferreira as a Proprietary Director

3.     Approve the Merger Project signed by the Administrators   Mgmt          For                            For
       of Banco de Sabadell, S.A. and Europea de Inversiones
       y Rentas, S.L. Unipersonal and, therefore,
       the merger with of Europea de Inversiones y
       Rentas, S.L. Unipersonal by Banco de Sabadell,
       S.A., with the Merger Balance sheet of this
       Company closed on 31 DEC 2007 and the resulting
       resolutions

4.     Authorize the Board of Directors to enlarge               Mgmt          For                            For
       the share capital 1 or more times with the
       power, if applicable, to exclude pre-emptive
       rights

5.     Authorize the Board of Directors to issue non-convertible Mgmt          For                            For
       fixed income securities in any legally permissible
       form and to develop a program of bank promissory
       notes

6.     Authorize the Board of Directors to issue convertible     Mgmt          For                            For
       securities and/or securities exchangeable for
       shares, and warrants or other similar securities
       which may directly or indirectly entitle the
       subscription or acquisition of shares; and
       to increase the share capital as necessary
       and to exclude, if applicable, the right to
       preferential subscription

7.     Authorize the company to proceed with the derivative      Mgmt          For                            For
       acquisition of the Bank's own shares, either
       directly or via group companies, in accordance
       with the provisions of the Article 75 of the
       Limited Companies Act [Ley de Sociedad Anonimas],
       subject to the limits and requisites of such
       acquisitions and with the express power to
       reduce the share capital in order to redeem
       its own shares, granting the Board of Directors
       the necessary powers to execute the resolutions
       of the Meeting in this respect, and canceling
       the authorize grant by the Shareholders' General
       Meeting held on 29 MAR 2007

8.     Approve to transfer of the Revaluation Reserve            Mgmt          For                            For
       under Royal Decree Law 7/1996 to Voluntary
       Reserves

9.     Re-elect, in accordance with the provisions               Mgmt          For                            For
       of the Article 204 of the Limited Companies
       Act [Ley de Sociedades Anonimas], of the Company
       PricewaterhouseCoopers Auditors, S.L., as the
       Auditors of the Company Accounts and the consolidated
       annual accounts of its group, for a further
       period of 1 year

10.    Approve to delegate the powers to formally execute        Mgmt          For                            For
       the foregoing resolutions




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE SABADELL SA, SABADELL (BARCELONA)                                                  Agenda Number:  701472324
--------------------------------------------------------------------------------------------------------------------------
    Security:  E15819191                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  ES0113860A34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       446535 DUE TO CHANGE IN MEETING DATE AND RECEIPT
       OF EXTRA RESOLUTION. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

1.     Approve, to examine if applicable, the annual             Mgmt          For                            For
       accounts [balance sheet, profit and loss account
       and annual report] and Management report, [
       including the report on remuneration policy]
       of Banco de Sabadell, S.A and it consolidated
       group, application of profit and distribution
       of divided, the corporate Management, all the
       aforementioned referred to YE 31 DEC 2007,
       it also include the report explaining the aspects
       of the management report provided in Article
       116 b of the Law on the securities market

2.1    Appoint Mr. Jaime Guardiola Romojaro as a Executive       Mgmt          For                            For
       Director

2.2    Re-elect Mr. Jose Manuel Lara Bosch as an Independent     Mgmt          For                            For
       Director

2.3    Re-elect Mr. Francesc Casas Selvas as an Independent      Mgmt          For                            For
       Director

2.4    Appoint Mr. Carlos Jorge Ramalho dos Santos               Mgmt          For                            For
       Ferreira as a Proprietary Director

3.     Approve the Merger Project signed by the Administrators   Mgmt          For                            For
       of Banco de Sabadell, S.A. and Europea de Inversiones
       y Rentas, S.L. Unipersonal and, therefore,
       the merger with of Europea de Inversiones y
       Rentas, S.L. Unipersonal by Banco de Sabadell,
       S.A., with the Merger Balance sheet of this
       Company closed on 31 DEC 2007 and the resulting
       resolutions

4.     Authorize the Board of Directors to enlarge               Mgmt          For                            For
       the share capital 1 or more times with the
       power, if applicable, to exclude pre-emptive
       rights

5.     Authorize the Board of Directors to issue non-convertible Mgmt          For                            For
       fixed income securities in any legally permissible
       form and to develop a program of bank promissory
       notes

6.     Authorize the Board of Directors to issue convertible     Mgmt          For                            For
       securities and/or securities exchangeable for
       shares, and warrants or other similar securities
       which may directly or indirectly entitle the
       subscription or acquisition of shares; and
       to increase the share capital as necessary
       and to exclude, if applicable, the right to
       preferential subscription

7.     Authorize the company to proceed with the derivative      Mgmt          For                            For
       acquisition of the Bank's own shares, either
       directly or via group companies, in accordance
       with the provisions of the Article 75 of the
       Limited Companies Act [Ley de Sociedad Anonimas],
       subject to the limits and requisites of such
       acquisitions and with the express power to
       reduce the share capital in order to redeem
       its own shares, granting the Board of Directors
       the necessary powers to execute the resolutions
       of the Meeting in this respect, and canceling
       the authorize grant by the Shareholders' General
       Meeting held on 29 MAR 2007

8.     Approve to transfer of the Revaluation Reserve            Mgmt          For                            For
       under Royal Decree Law 7/1996 to Voluntary
       Reserves

9.     Re-elect, in accordance with the provisions               Mgmt          For                            For
       of the Article 204 of the Limited Companies
       Act [Ley de Sociedades Anonimas], of the Company
       PricewaterhouseCoopers Auditors, S.L., as the
       Auditors of the Company Accounts and the consolidated
       annual accounts of its group, for a further
       period of 1 year

10.    Approve to delegate the powers to formally execute        Mgmt          For                            For
       the foregoing resolutions




--------------------------------------------------------------------------------------------------------------------------
 BANCO ESPIRITO SANTO SA, LISBOA                                                             Agenda Number:  701471411
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0346X153                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  PTBES0AM0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT MINIMUM SHARES / VOTING RIGHTS:          Non-Voting
       100/1. THANK YOU

1.     Receive the 2007 annual report and results,               Mgmt          For                            For
       and the 2007 Auditors report

2.     Receive the consolidated report and consolidated          Mgmt          For                            For
       accounts for the year of 2007

3.     Approve the profit appropriation                          Mgmt          For                            For

4.     Approve the general appreciation of the Management        Mgmt          For                            For
       Board and Supervisory Board performance

5.     Approve the acquisition and sale of own shares            Mgmt          For                            For
       by the Bank or by subsidiary Companies

6.     Approve the rule related variable payment Compensation    Mgmt          Against                        Against
       Plan [PPRV-2008/2010]

7.     Approve the appreciation of declaration of the            Mgmt          For                            For
       salary commission on the salary's of the governing
       bodies and other Directors

8.     Elect the governing bodies for 2008-2011                  Mgmt          For                            For

9.     Elect the Effective Auditor and its substitute            Mgmt          For                            For
       for 2008-2011

10.    Elect the salary commissions                              Mgmt          For                            For

11.    Approve to discuss upon a rule proposal for               Mgmt          For                            For
       the general meeting

12.    Approve to discuss the group relation with wholly         Mgmt          For                            For
       owned Company according to the Article 489,
       N.2-C of the Commercial Code




--------------------------------------------------------------------------------------------------------------------------
 BANCO POPOLARE SOCIETA' COOPERATIVA, VERONA, PIAZZA NOGARA 2                                Agenda Number:  701515528
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1872V103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  IT0004231566
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ONLY SHAREHOLDERS THAT HAVE              Non-Voting
       BEEN REGISTERED IN THE COMPANYS BOOKS 90 DAYS
       PRIOR TO THE DATE OF THE FIRST CALL OF THE
       MEETING ARE ELIGIBLE TO ATTEND AND PARTICIPATE
       IN THE MEETING. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 MAY 2008 AT 09:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Receive the report of the Board of Management,            Mgmt          For                            For
       the Board of Surveillance, and the Auditing
       Company about the FY 2007, the financial statement
       at 31 DEC 2007 according to the Article 20
       and 41, 2 LETT. A of the Articles of the Association;
       presentation of the consolidated balance sheet
       and the Company financial statement

O.2    Approve the deliberation about the destination            Mgmt          For                            For
       and distribution of profits and about the distribution
       of the available reserves

O.3    Approve the Auditing Company Reconta Ernst and            Mgmt          For                            For
       Young Spa tasked of auditing for the period
       2007-2015; integration of remuneration and
       consequent deliberations

O.4    Appoint further 5 members of the Board of Surveillance    Mgmt          Abstain                        Against
       for the 3 year period 2008-2010

O.5    Approve the Board of Surveillances, remunerations         Mgmt          For                            For
       of the members, advisors with particular offices
       included, determination of the presences medals,
       inherent and consequent deliberations

E.1    Approve the modification of the Articles 4,               Mgmt          For                            For
       6, 32.3, 32.2, 35, 39.1, 39.2, 39.13, 41.2,
       41.4.3 , 42, 52 of the Articles of Association;
       introduction of the new Article 4-BIS-mutual
       assistance, inherent and consequent deliberations,
       delegation of powers




--------------------------------------------------------------------------------------------------------------------------
 BANCO POPULAR ESPANOL SA, MADRID                                                            Agenda Number:  701562933
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19550206                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  ES0113790531
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 470737 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       31 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approval of the Annual Accounts (Balance Sheets,          Mgmt          For                            For
       Profit and Loss Account and Annual Report,
       Statement of Change in Financial Position,
       Cash Flow and Directors' and Notes to the Financial
       Statements) and the Directors' Report of Banco
       Popular Espanol, S.A. and its consolidated
       Group, as well as the proposed application
       of results and the directors  performance for
       FY 2007, the individual and consolidated annual
       accounts and Directors' report for FY 2007,
       formulated by the Board of Directors at its
       meeting on 05 MAR 2008 are contained in the
       individual and consolidated annual reports,
       respectively, the proposed distribution of
       2007 profits earned by the Banco Popular Espanol
       as shown in the 2007 Annual Report is as follows:
       Euros Distribution: Statutory reserves - Voluntary
       reserves 288.178.712,53 For investment in Canary
       Islands - Active dividends 597.871.266,43 Interim
       dividends 147.431.967,10 Unpaid dividends 450.439.299,33
       Distributed profits 886.049.978,96 FY profits
       886.049.978,96 of the sum of 597,871,266.43
       which will be allocated to the payment of dividends,
       shareholders have already received 445,942,198.924
       euros for the first, second and third quarter
       interim dividends paid against 2007 profits.
       The remaining 151,929,067.5 euros refers to
       the payment of a complementary dividend against
       2007 profits in the amount of 0.1250 euros
       per share. This dividend will be paid to shareholders
       on 11 JUL 2008

2.1.A  Ratification of the Managing Director, Mr. Jose           Mgmt          For                            For
       Maria Lucia Aguirre, appointed by the Board
       of Directors by co-option at its session held
       on 18 JUL 2007

2.1.B  Ratification of the Director Mr. Vicente Tardio           Mgmt          For                            For
       Barutel, appointed by the Board of Directors
       by co-option at its session held on 19 DEC
       2007, at the proposal of ALLIANZ AKTIENGESELLCHAT
       HOLDING.

2.2.A  Re-election of Ms. Angel Ron Guimil as a member           Mgmt          For                            For
       of the Board of Directors

2.2.B  Re-election of Mr. Americo Ferreira de Amorim             Mgmt          For                            For
       as a member of the Board of Directors

2.2.C  Re-election of the Asociacion Profesional de              Mgmt          For                            For
       Directivos de BPE as a member of the Board
       of Directors

2.2.D  Re-election of Eric Mr. Gancedo Holmer as a               Mgmt          For                            For
       member of the Board of Directors

2.2.E  Re-election of Mr. Casimiro Molins Ribot as               Mgmt          For                            For
       a member of the Board of Directors

2.2.F  Re-election of Mr. Luis Montuenga Aguayo as               Mgmt          For                            For
       a member of the Board of Director

2.2.G  Re-election of Mr. Manuel Morillo Olivera as              Mgmt          For                            For
       a member of the Board of Directors

2.2.H  Re-election of Mr. Miguel Nigorra Oliver as               Mgmt          For                            For
       a member of the Board of Directors

2.2.I  Re-election of Mr. Jos  Ram n Rodriguez Garcia            Mgmt          For                            For
       as a member of the Board of Directors

2.2.J  Re-election of Mr. Vicente Santana Aparicio               Mgmt          For                            For
       as a member of the Board of Directors

2.2.K  Re-election of Mr. Miguel Angel de Solis Martinez-Campos  Mgmt          For                            For
       as a member of the Board of Directors

2.2.L  Re-election of Mr. Herbert Walter as a member             Mgmt          For                            For
       of the Board of Directors

2.3    Based on the proposal of the Appointments, Remuneration,  Mgmt          For                            For
       Corporate Governance and Conflict of Interest
       Committee accepted by the Board of Directors
       at its session on 22 APR 2008, it is agreed
       to ratify Mr. Roberto Higuera Montejo and to
       maintain his current status

3.     Following the recommendation of the Audit and             Mgmt          Against                        Against
       Control Committee, assumed by the Board of
       Directors and pursuant to article 204 of the
       Spanish Public Limited Companies Act, re-election
       of PricewaterhouseCoopers Auditores, S.L. as
       the auditors of the financial statements of
       the Bank and its consolidated group for one
       year

4.     Pursuant to article 75 of the Public Limited              Mgmt          For                            For
       Companies Act, the following resolution is
       proposed: To authorise the Board of Directors
       of Banco Popular Espanol and the governing
       bodies of the companies controlled by Banco
       Popular Espa ol to acquire, under the conditions
       allowed by the law, shares in Banco Popular
       Espa ol up to the limits and subject to the
       requirements set out below: The par value of
       the shares acquired, combined with those already
       possessed by the Bank and its subsidiaries,
       may not exceed five percent of the share capital
       at any given time.  The Bank and any acquiring
       subsidiary must be able to fund the unavailable
       reserve stipulated by law in these cases without
       depleting the capital or the legally unavailable
       reserves, All shares thus acquired must be
       paid in full. The minimum and maximum purchase
       prices may not be more than 20% more or less
       than the quoted price of the shares on the
       stock market on the date of the purchase. This
       authorisation, which is granted for the maximum
       legal period, is understood without prejudice
       to the circumstances envisaged in the Law such
       as the freedom of acquisition. The Board of
       Directors is further authorised to dispose
       of the treasury stock acquired or which may
       be acquired in the future and to amortise such
       treasury stock against stockholder equity,
       reducing the share capital and amending the
       Articles of Association accordingly, in the
       amounts considered appropriate or necessary
       at any given time, up to the maximum limit
       of treasury stock established at any given
       time, in one or more operation but within eighteen
       months of the date of the General Meeting.
       This authorisation encompasses and replaces
       the authorization granted at the Ordinary and
       Extraordinary General Meeting of Shareholders
       held on 30 MAY07

5.     Report to the General Meeting of Shareholders             Mgmt          Abstain                        Against
       on the remuneration policies affecting the
       members of the Board of Directors, for a consultative
       vote

6.     To vest the Board of Directors with the powers            Mgmt          For                            For
       that are legally necessary to fully execute
       the resolutions passed by the General Meeting
       of Shareholders, including the ability to delegate
       the Executive Committee or other persons with
       such powers as the Board deems appropriate
       and to take any and all actions as may be required
       to obtain the authorisation or registration
       required by the Bank of Spain, the Directorate
       General of the Treasury and Financial Policy,
       the National Stock Market Commission, the Business
       Register or any other public or private entity.
       To this end, they are authorised with the broadest
       powers to formalize, interpret, remedy and
       execute the resolutions passed by the General
       Meeting until they are definitively registered
       in all corresponding registers and to rectify
       or correct such resolutions, provided that
       such rectifications or corrections are limited
       to following the verbal or written instructions
       of the Business Registrar of the competent
       government authority. The Chairman of the Board,
       ngel Carlos Ron G imil, the Secretary of the
       Board, Francisco Aparicio Valls, and the Vice
       Presidents, Francisco Javier Zapata Cirugeda
       and Francisco Javier Lle  Fern ndez, are further
       empowered to appear individually before a notary
       public and to sign and grant any and all public
       deeds as may be necessary to formalise the
       preceding resolutions, with the complementary
       authority to take any and all decisions as
       may be necessary to register or deposit them
       with the pertinent Registers, including partial
       registration if necessary, and to rectify of
       correct the said resolutions, provided that
       such rectifications or corrections are limited
       to following the verbal or written instructions
       of the Business Registrar

7.     Report to the General Meeting of Shareholders             Mgmt          Abstain                        Against
       on the following changes made to the Rules
       of the Board of Directors in order to adapt
       them to the Unified Code of Good Governance

8.     Presentation to the General Meeting of Shareholders       Mgmt          Abstain                        Against
       of an explanatory report on the elements of
       the Management Report mentioned in article
       116 bis of the Stock Market Act

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE FROM 29 MAY 2008 TO 30 MAY
       2008 AND NORMAL MEETING TURNED TO ISSUER PAY
       MEETING. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, SA, SANTANDER                                                              Agenda Number:  701582846
--------------------------------------------------------------------------------------------------------------------------
    Security:  E19790109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 476993 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING TURNED TO ISSUER PAY MEETING AND CHANGE
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Examination and approval, if deemed appropriate.          Mgmt          For                            For
       of the annual accounts [balance sheet, profit
       and loss statement, statements of changes in
       net assets and cash flows, and notes] and of
       the corporate management of Banco Santander,
       S.A and its consolidated Group, all with respect
       to the Fiscal Year ended 31 DEC 2007.

2.     Application of results from Fiscal Year 2007.             Mgmt          For                            For

3.A    Ratification of the appointment of Mr. Juan               Mgmt          For                            For
       Rodriguez Inciarte.

3.B    Re-election of Mr. Luis Alberto Salazar-Simpson           Mgmt          For                            For
       Bos.

3.C    Re-election of Mr. Luis Angel Rojo Duque.                 Mgmt          For                            For

3.D    Re-election of Mr. Emilio Botin-Sanz de Sautuola          Mgmt          For                            For
       y Garcia de los Rios.

4.     Re-election of the Auditor of Accounts for Fiscal         Mgmt          For                            For
       Year 2008.

5.     Authorization for the Bank and its Subsidiaries           Mgmt          For                            For
       to acquire their own stock pursuant to the
       provisions of Section 75 and the first additional
       provision of the Business Corporations Law
       [Ley de Sociedades Anonimas], depriving of
       effect the authorization granted by the shareholders
       at the General Shareholders' Meeting held on
       23 JUN 2007 to the extent of the unused amount.

6.     Approval, if appropriate, of new Bylaws and               Mgmt          For                            For
       abrogation of current Bylaws.

7.     Amendment, if appropriate, of Article 8 of the            Mgmt          For                            For
       Rules and Regulations for the General Shareholders'
       Meeting.

8.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to carry out the resolution to be adopted
       by the shareholders at the Meeting to increase
       the share capital, pursuant to the provisions
       of Section 153.1a) of the Business Corporations
       Law, depriving of effect the authorization
       granted by the shareholders at such General
       Meeting on 23 JUN 2007.

9.     Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities that
       are convertible into and/or exchangeable for
       shares of the Company, setting standards for
       determining the conditions for and modalities
       of the conversion and or exchange and allocation
       to the Board of Directors of the powers to
       increase capital in the required amount, as
       well as to exclude the preemptive subscription
       rights of the shareholders and holders of convertible
       debentures, depriving of effect the authorization
       conferred by resolution Ten approved at the
       Ordinary General Shareholders' Meeting of 21
       JUN 2003.

10.    Delegation to the Board of Directors of the               Mgmt          For                            For
       power to issue fixed-income securities not
       convertible into shares.

11.A   With respect to the long-term Incentive Policy            Mgmt          For                            For
       approved by the Board of Directors, approval
       of new cycles and a plan for the delivery of
       Santander shares for implementation by the
       Bank and companies of the Santander Group,
       linked to certain requirements of permanence
       or changes in total shareholder return and
       earnings per share of the Bank.

11.B   Approval of an incentive plan for employees               Mgmt          For                            For
       of Abbey National Plc and other companies of
       the Group in the United Kingdom by means of
       options to shares of the Bank linked to the
       contribution of periodic monetary amounts and
       to certain requirements of permanence.

12.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholder
       at the Meeting, as well as to delegate the
       powers received from the shareholders at the
       Meeting, and the grant of powers to convert
       such resolutions into notarial instruments.




--------------------------------------------------------------------------------------------------------------------------
 BANESTO S A                                                                                 Agenda Number:  701452649
--------------------------------------------------------------------------------------------------------------------------
    Security:  E20930124                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Feb-2008
        ISIN:  ES0113440038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 FEB 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual account, balance sheet, profit         Mgmt          For                            For
       and loss account, statement of changes in net
       worth, cash flow statement, notes to the accounts
       and Management report of Banco Espanol De credito,
       Sociedad and Nima, and its consolidated Group,
       as well as the Company Management; all of the
       foregoing with reference to the FY 2007

2.     Approve the application of 2007 profits                   Mgmt          For                            For

3.1    Approve to set the number of Directors at 14              Mgmt          For                            For
       for FY 2008

3.2    Re-appoint Mr. Dona Anna Patricia Botin Sanz              Mgmt          Against                        Against
       De Sautuola Y O Shea as an Executive Director

3.3    Re-appoint Mr. Don Victor Manuel Menendez Millan          Mgmt          For                            For
       as a Non-Executive Independent Director

3.4    Re-appoint Mr. Don Matias Rodriguez Inciarte              Mgmt          Against                        Against
       as a Non Executive Director representing substantial
       shareholders

4.     Re-appoint the Auditors                                   Mgmt          For                            For

5.     Authorize the Board of Directors to exclude               Mgmt          For                            For
       the preferential subscription rights, to increase
       the corporate capital, all at once or in stages,
       through cash contributions, subsequently restating
       Article 5 of the Articles of Association

6.     Authorize the Board of Directors to issue securities      Mgmt          For                            For
       convertible and or exchangeable into shares
       of the Company, as well as warrants and other
       similar securities that give entitlement, either
       directly or indirectly, to subscribe or acquire
       Company shares, set the ratio and types of
       the exchange and, or, the conversion, to increase
       the capital for the necessary amount, excluding
       if appropriate the preferential subscription
       rights for shareholders and holders of convertible
       bonds, Warrants and similar securities

7.     Authorize the derivative acquisition of own               Mgmt          For                            For
       shares by the Bank and its affiliated Companies

8.     Approve to reduce the Corporate capital through           Mgmt          For                            For
       amortization of own shares

9.     Authorize the Board of Directors to construe,             Mgmt          For                            For
       rectify, complete, execute and replace the
       resolutions adopted by the meeting

10.    Receive disclose, for information purposes,               Mgmt          For                            For
       the annual report on remuneration policy for
       the year 2007, as prepared by the Board of
       Directors

11.    Receive disclose, for information purposes,               Mgmt          For                            For
       the annual report complementing the Management
       report, as provided in Article 116.A of the
       securities Market Act, Mercado De Valores,
       as restated by the Act 6 of 12 APR




--------------------------------------------------------------------------------------------------------------------------
 BANK MONTREAL MEDIUM TERM NTS  CDS-                                                         Agenda Number:  701457194
--------------------------------------------------------------------------------------------------------------------------
    Security:  063671101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  CA0636711016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial statements of Bank of               Non-Voting
       Montreal [the Bank] for the YE 31 OCT 2007
       and the Auditors' report on those statements

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1.1 to 1.17. THANK YOU.

1.1    Elect Mr. Robert M. Astley as a Director                  Mgmt          For                            For

1.2    Elect Mr. Stephen E. Bachand as a Director                Mgmt          For                            For

1.3    Elect Mr. David R. Beatty as a Director                   Mgmt          For                            For

1.4    Elect Mr. Robert Chevrier as a Director                   Mgmt          For                            For

1.5    Elect Mr. George A. Cope as a Director                    Mgmt          For                            For

1.6    Elect Mr. William A. Downe as a Director                  Mgmt          For                            For

1.7    Elect Mr. Ronald H. Farmer as a Director                  Mgmt          For                            For

1.8    Elect Mr. David A. Galloway as a Director                 Mgmt          For                            For

1.9    Elect Mr. Harold N. Kvisle as a Director                  Mgmt          For                            For

1.10   Elect Mr. Eva Lee Kwok as a Director                      Mgmt          For                            For

1.11   Elect Mr. Bruce H. Mitchell as a Director                 Mgmt          For                            For

1.12   Elect Mr. Philip S. Orsino as a Director                  Mgmt          For                            For

1.13   Elect Mr. Martha C. Piper as a Director                   Mgmt          For                            For

1.14   Elect Mr. J. Robert S. Prichard as a Director             Mgmt          For                            For

1.15   Elect Mr. Jeremy H. Reitman as a Director                 Mgmt          For                            For

1.16   Elect Mr. Guylaine Saucier as a Director                  Mgmt          For                            For

1.17   Elect Mr. Nancy C. Southern as a Director                 Mgmt          For                            For

2.     Appoint the Auditors for 2008                             Mgmt          For                            For

3.     Approve to confirm the repeal of Bank's By-Law            Mgmt          For                            For
       8 securities

4.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve that the Bank of Montreal
       faster long-term retention of its shares by
       shareholders by implementing a 10% increase
       in the dividend normally paid on shares held
       for more than 2 years; as specified

5.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve that the shareholder voting
       rights be obtained after a minimum holding
       period of 1 year; as specified

6.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve that the By-Laws of Bank
       of Montreal provide, in the event of a merger
       or acquisition, that a contribution amounting
       to twice the premiums and compensatory benefits
       paid to the Executives and Directors be made
       to the Employees Pension Fund; as specified

7.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve that an equal number of women
       and men sit on the Bank of Montreal Board of
       Directors, 3 years after the adoption of this
       proposal; as specified

8.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Receive the annual report and the
       management information circular disclose the
       fairness ration between the total compensation
       of the highest-paid executive of Bank of Montreal,
       including wages, bonuses, allowances, payments
       under long-term incentive plans and all other
       forms of compensation, and the average compensation
       of the employees; as specified

9.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve that the Compensation Policy
       for the five highest-paid executives of Bank
       of Montreal, as well as the Director's fees,
       be approved in advance by shareholders; as
       specified

10.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve that the Bank of Montreal
       control the exercise of options granted to
       the Senior Executives and Directors of our
       Corporations by preventing such persons from
       exercising their options before the end of
       their term; as specified

11.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve the strong concerns expressed
       by many observers and regulators as to the
       impacts of so called hedge funds as well as
       high-risk mortgage loans on the stability of
       the financial system, it is proposed that the
       Bank disclose information on its indirect interests
       in such type of activities; as specified

12.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           For                            Against
       PROPOSAL: Approve that the Bank of Montreal
       amend its statues to created a cumulative voting
       mechanism for the election of Board Members;
       as specified

13.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL: Approve to implement a system of
       Senior Executive compensation that shifts the
       largest part of compensation from direct personal
       payments into charitable funds that are directed
       by the appropriate Executives after retirement;
       as specified

14.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           For                            Against
       PROPOSAL: Approve that any Director who fails
       to receive a majority of for votes from shareholders
       participating in person or by proxy at the
       annual meeting must resign, and the resignation
       must take effect unconditionally; as specified

15.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           For                            Against
       PROPOSAL: Approve that shareholders of Bank
       of Montreal urge the Board of Directors to
       adopt a policy that Bank of Montreal's shareholders
       be given the opportunity at each AGM of shareholders
       to vote on an advisory resolution to be proposed,
       ratify the report of the human resources and
       Management Compensation Committee as specified;
       approve that the vote is non-binding and would
       not affect any compensation paid or awarded
       to any named Executive Officer; as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BANK N S HALIFAX                                                                            Agenda Number:  701456255
--------------------------------------------------------------------------------------------------------------------------
    Security:  064149107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  CA0641491075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Ronald A. Brenneman as a Director               Mgmt          For                            For

1.2    Elect Mr. C.J. Chen as a Director                         Mgmt          For                            For

1.3    Elect Ms. N. Ashleigh Everett as a Director               Mgmt          For                            For

1.4    Elect Mr. John C. Kerr as a Director                      Mgmt          For                            For

1.5    Elect Hon. Michael J.L. Kirby as a Director               Mgmt          For                            For

1.6    Elect Mr. Laurent Lemaire as a Director                   Mgmt          For                            For

1.7    Elect Mr. John T. Mayberry as a Director                  Mgmt          For                            For

1.8    Elect Ms. Elizabeth Parr-Johnston as a Director           Mgmt          For                            For

1.9    Elect Mr. Alexis E. Rovzar De La Torre as a               Mgmt          For                            For
       Director

1.10   Elect Mr. Arthur R.A. Scace as a Director                 Mgmt          For                            For

1.11   Elect Mr. Allan C. Shaw as a Director                     Mgmt          For                            For

1.12   Elect Mr. Paul D. Sobey as a Director                     Mgmt          For                            For

1.13   Elect Ms. Barbara S. Thomas as a Director                 Mgmt          For                            For

1.14   Elect Mr. Richard E. Waugh as a Director                  Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       1: ratify the specified Executive Officers'
       compensation

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       2: approve to increase the dividends for Longer-Tem
       shareholders

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       3: approve the limit of voting rights for Shorter-Term
       shareholders

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       4: approve to provide the payment into employee
       pension fund in the event of a Merger

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       5: approve to increase the number of Women
       Directors

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       6: approve to disclose the ration between the
       Senior Executive and average employee compensation

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       7: approve to obtain shareholder pre-approval
       for Executive Compensation Policy and Director
       fees

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       8: approve to restrict Executives' and Directors'
       exercise of options

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       9: approve to disclose the participation in
       Hedge Funds

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       10: approve to provide for Cumulative Voting

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       11: approve the Director Nominee Criteria

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       12: approve to review the disclosure of Executive
       Compensation Programs

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       13: approve to shift Executive Compensation
       to Charitable Funds

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           For                            Against
       14: approve to make resignation unconditional
       in the event a Director fails to receive a
       majority of "for" votes from shareholders participating
       in person or by proxy at the AGM




--------------------------------------------------------------------------------------------------------------------------
 BANK OF EAST ASIA LTD, HONG KONG                                                            Agenda Number:  701504880
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y06942109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  HK0023000190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited accounts and the report of              Mgmt          For                            For
       the Directors and the Independent Auditor's
       for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 1.18 per share            Mgmt          For                            For
       [with Scrip Option] for the YE 31 DEC 2007

3.A    Re-elect Mr. Joseph Pang Yuk-Wing as a Director           Mgmt          Against                        Against

3.B    Re-elect Mr. Thomas KWOK Ping-Kwong as a Director         Mgmt          For                            For

3.C    Re-elect Mr. Richard Li Tzar-Kai as a Director            Mgmt          Against                        Against

3.D    Re-lect Mr. Tan Man-Kou as a Director                     Mgmt          For                            For

3.E    Re-elect Professor Arthur Li Kwok-cheung as               Mgmt          Against                        Against
       a Director

3.F    Re-elect Mr. KUOK Khoon-ean as a Director                 Mgmt          For                            For

3.G    Re-elect Mr. William DOO Wai-hoi as a Director            Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the bank               Mgmt          Against                        Against
       and authorize the Directors to fix their remuneration

S.5    Amend the Article 8 of the Articles of Association        Mgmt          For                            For
       [as specified]

6.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       dispose of additional shares of the Bank and
       make or grant offers, agreements, options or
       warrants during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Bank
       as at the date of this Resolution, other than
       pursuant to: i) a rights issue; ii) the exercise
       of any share option scheme or similar arrangement
       adopted for the grant or issue to the employees
       of the Bank and its subsidiaries of shares
       or rights to acquire shares of the Bank; iii)
       any scrip dividend or similar arrangement in
       accordance with the Articles of Association
       of the Bank; [Authority expires the earlier
       of the conclusion of the next AGM of the Bank
       or the expiration of the period within which
       the next AGM is to be held by law]

7.     Authorize the Directors, to repurchase ordinary           Mgmt          For                            For
       shares of HKD 2.50 each in the capital of the
       Bank during the relevant period, in accordance
       with all applicable laws and regulations of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Bank; [Authority expires the earlier
       of the conclusion of the AGM of the Bank or
       the expiration of the period within which the
       next AGM of the Bank is to be held by law]

8.     Approve, conditional on the passing of Resolutions        Mgmt          For                            For
       6 and 7 [as specified], to extend the general
       mandate granted to the Directors to allot shares
       pursuant to Resolution 6, by adding to the
       aggregate nominal amount of the share capital
       which may be allotted or agreed to be allotted
       by the Directors pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Bank repurchased
       by the Bank pursuant to Resolution 7 [as specified]




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701529034
--------------------------------------------------------------------------------------------------------------------------
    Security:  X06397107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SECOND CALL OF THIS MEETING,         Non-Voting
       DID NOT REACH THE QUORUM REQUIRED. THIS MEETING
       HAS BEEN REVISED AS THE THIRD CALL WHICH WILL
       TAKE PLACE ON 07 MAY 2008. PLEASE ALSO NOTE
       THAT YOUR VOTING INSTRUCTIONS WILL BE CARRIED
       OVER FROM THE SECOND TO THE THIRD CALL SO THERE
       IS NO NEED TO REINSTRUCT ON THIS MEETING UNLESS
       YOU WISH TO CHANGE YOUR VOTING INTENTIONS.
       THANK YOU.

1.     Decrease of the share capital by EUR 49.643.951,49        Mgmt          For                            For
       through cancellation of 10.407.537 own shares
       from the Bank's treasury stock, in order to
       meet the relevant obligation stipulated in
       the Prospectus for the Bank share capital incresase
       dated 06.07.2007.

2.     Increase of the share capital through the issuance        Mgmt          For                            For
       of new shares for the purpose of providing
       the shareholders with the option to reinvest
       the 2007 dividend, relevant amendment of the
       Articles of Incorporation of the Bank with
       regard to its share capital.

3.     Authorisation of the BOD, in accordance with              Mgmt          For                            For
       article 13 par. 14 of the law 2190/1920, to
       establish a stock option plan for the management
       and personnel of the Bank and its affiliated
       COs, by issuing new shares up to a maximum
       percentage of 1.5 pct of the paid-up share
       capital or by allocating existing treasury
       stock shares.  Amendment to the existing stock
       option plans in order to enable the allocation
       of existing own shares alternatively with the
       issuance of new shares, in accordance with
       article 13 par. 13 of the law 2109/1920.

4.     Renewal of the authorisation granted to the               Mgmt          Abstain                        Against
       BOD to issue bond loans convertible into shares,
       in accordance with article 3a of law 2190/1920.

5.     Amendment of article 2 (scope) of the Bank s              Mgmt          For                            For
       Articles of Incorporation for the purpose of
       harmonization with the provisions of law 3601/2007
       as in force, and codification thereof.




--------------------------------------------------------------------------------------------------------------------------
 BANKINTER, SA, MADRID                                                                       Agenda Number:  701491273
--------------------------------------------------------------------------------------------------------------------------
    Security:  E2116H880                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  ES0113679I37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, Management report            Mgmt          For                            For
       and proposed earnings distribution for Bankinter,
       S.A. results and the accounts and management
       report of the consolidated group for the 2007
       financial year.

2.     Approve the Management of the Board of directors          Mgmt          For                            For
       and the payment of dividends for the 2007 financial
       year.

3.1    Re-elect Mr. Gonzalo de la Hoz Lizcano as an              Mgmt          For                            For
       External Director.

3.2    Re-elect Mr. Jaime Terceiro Lomba as an Independent       Mgmt          For                            For
       Director

3.3    Re-elect Mr. Jose Ramon Arce Gomez as an Independent      Mgmt          For                            For
       Director

4.     Authorize the Board of directors to issue, either         Mgmt          For                            For
       direct or indirectly, and to guarantee the
       issue of bonds, debentures, and fixed rate
       securities and general debt securities, convertible
       or exchangeable securities preferred shares,
       mortgage-backed securities and other securities.

5.     Authorize the Board of directors to acquire,              Mgmt          For                            For
       either direct or indirectly, its own shares
       in accordance with the provisions of the Companies
       Act, including the express power of transfer
       them or reduce the amount of share capital
       to redeem treasury stock.

6.     Approve in accordance with the provisions of              Mgmt          For                            For
       the Companies Act, of directors remuneration
       consisting of the delivery of shares, under
       the terms of the Company's Bylaws.

7.     Authorize the Board of directors, with the power          Mgmt          For                            For
       of substitution, to formalize, interpret, rectify
       and execute the resolutions of this meeting.

8.     Approve the advisory vote on the report regarding         Mgmt          For                            For
       directors remuneration policy of Bankinter
       S.A.

9.     Approve to report on the partial amendment of             Mgmt          For                            For
       the Board of directors regulations in accordance
       with the provisions of article 115 of the securities
       market act.

10.    Approve the presentations of the explanatory              Mgmt          For                            For
       report regarding items of the management report
       contained in article 116 bis of the securities
       market act.

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING BANKINTER S.A. CAN ALSO BE VIEWED
       ON THE COMPANY WEBSITE: https://www.bankinter.com/www/es-es/cgi/ebk+home




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701506682
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' and the Auditors' reports          Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2007

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

3.     Re-elect Mr. David Booth as a Director of the             Mgmt          For                            For
       Company

4.     Re-elect Sir Michael Rake as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. Patience Wheat Croft as a Director           Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Fulvio Conti as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Gary Hoffman as a Director of the            Mgmt          For                            For
       Company

8.     Re-elect Sir John Sunderland as a Director of             Mgmt          For                            For
       the Company

9.     Re-elect Sir Nigel Rudd as a Director of the              Mgmt          For                            For
       Company

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

11.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

12.    Authorize the Company to make political donations         Mgmt          For                            For
       and in our political expenditure

13.    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities

S.14   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities for cash other
       than on a pro-rate basis to shareholders and
       to sell treasury shares

S.15   Approve to renew the Company's authority to               Mgmt          For                            For
       purchase its own shares

S.16   Authorize the off-market purchase of staff shares         Mgmt          For                            For

S.17   Authorize the creation of preference shares               Mgmt          For                            For

S.18   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701508030
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve to sanction and the passing and implementation    Mgmt          For                            For
       of Resolution 17 as specified and to sanction
       and to each and every variation, modification
       or abrogation of the rights or privileges attaching
       to the ordinary shares, in each case which
       is or may be effected by or involved in the
       passing or implementation of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 BARRICK GOLD CORP                                                                           Agenda Number:  701537954
--------------------------------------------------------------------------------------------------------------------------
    Security:  067901108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  CA0679011084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. H.L. Beck as a Director                         Mgmt          For                            For

1.2    Elect Mr. C.W.D. Birchall as a Director                   Mgmt          For                            For

1.3    Elect Mr. D.J. Carty as a Director                        Mgmt          For                            For

1.4    Elect Mr. G. Cisneros as a Director                       Mgmt          For                            For

1.5    Elect Mr. M.A. Cohen as a Director                        Mgmt          For                            For

1.6    Elect Mr. P.A. Crossgrove as a Director                   Mgmt          For                            For

1.7    Elect Mr. R.M. Franklin as a Director                     Mgmt          For                            For

1.8    Elect Mr. P.C. Godsoe as a Director                       Mgmt          For                            For

1.9    Elect Mr. J.B. Harvey as a Director                       Mgmt          For                            For

1.10   Elect Mr. B. Mulroney as a Director                       Mgmt          For                            For

1.11   Elect Mr. A. Munk as a Director                           Mgmt          For                            For

1.12   Elect Mr. P. Munk as a Director                           Mgmt          For                            For

1.13   Elect Mr. S.J. Shapiro as a Director                      Mgmt          For                            For

1.14   Elect Mr. G.C. Wilkins as a Director                      Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of Barrick and authorize the Directors to fix
       their remuneration

S.3    Approve the repeal and replacement of By-law              Mgmt          For                            For
       No. 1 of Barrick as specified

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the shareholder proposal set out in
       Schedule C to the accompanying Management proxy
       circular

       Receive the consolidated financial statement              Non-Voting
       of the Company for the YE 31 DEC 2007 and the
       Auditors' report thereon

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BASF SE, LUDWIGSHAFEN/RHEIN                                                                 Agenda Number:  701493037
--------------------------------------------------------------------------------------------------------------------------
    Security:  D06216101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  DE0005151005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS  03 APR 08 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the Financial Statements of               Non-Voting
       BASF SE and the BASF Group for the financial
       year 2007; presentation of Management's Analysis
       of BASF SE and the BASF Group for the financial
       year 2007 including the explanatory reports
       on the data according to Section 289 (4) and
       Section 315 (4) of the German Commercial Code;
       presentation of the Report of the Supervisory
       Board

2.     Adoption of a resolution on the appropriation             Mgmt          For                            For
       of profit

3.     Adoption of a resolution giving formal approval           Mgmt          For                            For
       to the actions of the members of the Supervisory
       Board

4.     Adoption of a resolution giving formal approval           Mgmt          For                            For
       to the actions of the members of the Board
       of Executive Directors

5.     Election of an auditor for the financial year             Mgmt          For                            For
       2008

6.     Authorization to buy back shares and to put               Mgmt          For                            For
       them to further use including the authorization
       to redeem bought-back shares and reduce capital

7.     Approval of control and profit and loss transfer          Non-Voting
       agreements

7.A    Agreement with BASF Beteiligungsgesellschaft              Mgmt          For                            For
       mbH

7.B    Agreement with BASF Bank GmbH                             Mgmt          For                            For

8.     Adoption of a resolution on the new division              Mgmt          For                            For
       of the share capital (share split) and the
       amendment of the Articles of Association

9.     Adoption of a resolution on the amendment of              Non-Voting
       Articles

9.A    Amendment of Article 14, para. 2                          Mgmt          For                            For

9.B    Amendment of Article 17, para. 1                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BAYER AG, LEVERKUSEN                                                                        Agenda Number:  701538300
--------------------------------------------------------------------------------------------------------------------------
    Security:  D07112119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0005752000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Mgmt          For                            For
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and resolution
       on the appropriation of the distributable profit
       of EUR 1,031,861,592 as follows: payment of
       a dividend of EUR 1.35 per entitled share ex-dividend
       and payable date: 26 APR 2008

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at a price
       not differing more than 10% from the market
       price of the shares, on or before 24 OCT 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or within the scope of the Company's
       Stock Option Plans, and to retire the shares

5.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013, the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       or conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

5.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       warrant bonds, profit-sharing rights or participating
       bonds (authorization I), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 I)

6.A    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       or rights of up to EUR 6,000,000,000 on or
       before 24 APR 2013. the bonds shall confer
       convertible and/or option rights for shares
       of the Company shareholders shall be granted
       subscription rights except for residual amounts,
       for the issue of bonds to holders of option
       and conversion rights, for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value, and for the
       issue profit-sharing rights or participating
       bonds with debenture like features

6.B    Resolution on the issue of convertible and/or             Mgmt          For                            For
       war-rant bonds, profit-sharing rights or participating
       bonds (authorization II), the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Company's
       share capital shall be increased accordingly
       by up to EUR 195,584 through the issue of up
       to 76,400,000 new no-par shares, insofar as
       convertible and/or option rights are exercised
       (contingent capital 2008 II)

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreements with the Company's wholly-owned
       Subsidiaries Fuenfte Bayer VV GmbH, Sechste
       Bayer VV GmbH and Erste Bayer VV AG as the
       transfer-ring Companies, effective for a period
       of at least 5 years

8.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447959. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN                                                    Agenda Number:  701501327
--------------------------------------------------------------------------------------------------------------------------
    Security:  D12096109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005190003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Receive financial statements and statutory reports        Non-Voting
       for fiscal 2007

2.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 1.06 per common share and EUR 1.08 per
       preference share

3.     Approve discharge of Management Board for fiscal          Mgmt          For                            For
       2007

4.     Approve discharge of Supervisory Board for fiscal         Mgmt          For                            For
       2007

5.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          Against                        Against
       as the Auditors for fiscal 2008

6.     Elect Mr. Reinhard Huettl, Mr. Karl-Ludwig Kley           Mgmt          For                            For
       and Mrs. Renate Koecher to the Supervisory
       Board

7.     Authorize Share Repurchase Program and Cancellation       Mgmt          For                            For
       of Repurchased Shares

8.     Approve remuneration of the Supervisory Board             Mgmt          For                            For

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BAYWA BAYERISCHE WARENVERMITTLUNG LANDWIRTSCHAFTLICHER GENOSSENSCHAFTEN AG, MUEN            Agenda Number:  701554378
--------------------------------------------------------------------------------------------------------------------------
    Security:  D08232114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  DE0005194062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements annual           Non-Voting
       reports for the 2007 FY with the report of
       the Supervisory Board, the group financial
       statements and group annual reports

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 10,833,106.24 as follows: payment
       of a dividend of EUR 0.32 per no-par share,
       ex-dividend and payable date 02 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.1    Elections to the Supervisory Board: Dr. E. Hartmut        Mgmt          For                            For
       Gindele

5.2    Elections to the Supervisory Board: Mr. Stephen           Mgmt          For                            For
       Goetzl

5.3    Elections to the Supervisory Board: Mr. Otto              Mgmt          For                            For
       Kentzler

5.4    Elections to the Supervisory Board: Dr. Christian         Mgmt          For                            For
       Konrad

5.5    Elections to the Supervisory Board: Dr. Johann            Mgmt          For                            For
       Lang

5.6    Elections to the Supervisory Board: Mr. Albrecht          Mgmt          Against                        Against
       Merz

5.7    Elections to the Supervisory Board: Mr. Manfred           Mgmt          Against                        Against
       Nuessel

5.8    Elections to the Supervisory Board: Mr. Gregor            Mgmt          For                            For
       Scheller

5.9    Elections to the Supervisory Board: Mr. Josef             Mgmt          For                            For
       Raffelsberger [as substitute Member]

5.10   Elections to the Supervisory Board: Mr. Martin            Mgmt          For                            For
       Empl [as substitute Member]

5.11   Elections to the Supervisory Board: Mr. Konrad            Mgmt          For                            For
       Irtel [as substitute Member]

6.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital, and the corresponding amendment to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 10,000,000 through
       the issue of new registered shares against
       payment in kind, on or before 29 MAY 2013,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to decide on further conditions

7.     Appointment of Auditors for the 2008 FY: Deloitte         Mgmt          For                            For
       + Touche GmbH, Munich




--------------------------------------------------------------------------------------------------------------------------
 BEIERSDORF AG, HAMBURG                                                                      Agenda Number:  701475255
--------------------------------------------------------------------------------------------------------------------------
    Security:  D08792109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DE0005200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 09 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 176,400,000 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 17,626,711.20 shall be carried forward
       ex-dividend and payable date: 02 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst + Young AG, Stuttgart

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at a price differing neither more
       than 5% from the market price of the shares
       if they are acquired through the stock exchange,
       nor more than 20%; if they are acquired by
       way of a repurchase offer, on or before 29
       OCT 2009; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, and to retire
       the shares

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Beiersdorf Manufacturing Hamburg GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701492922
--------------------------------------------------------------------------------------------------------------------------
    Security:  B10414116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the statutory reports on the annual               Non-Voting
       financial statements and the consolidated financial
       statements on the year 2007

2.     Receive the Auditors' reports on the annual               Non-Voting
       financial statements and the consolidated financial
       statements on the year 2007

3.     Receive the information by the Joint Committee            Non-Voting

4.     Receive the consolidated financial statements             Non-Voting
       on the year 2007

5.     Approve the financial statements and the allocation       Mgmt          For                            For
       of income

6.     Grant discharge to the Directors                          Mgmt          For                            For

7.     Grant discharge to the Auditors                           Mgmt          For                            For

8.     Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701494786
--------------------------------------------------------------------------------------------------------------------------
    Security:  B10414116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

E.1    Amend the Articles regarding notification Treshold        Mgmt          For                            For
       of ownership

E.2    Amend the Article 13, 2nd Paragraph, of By-Laws           Mgmt          For                            For
       regarding authorization to repurchase own shares

E.3    Grant authority for the implementation of approved        Mgmt          For                            For
       resolutions and filing of required documents/formalities
       at Trade Registry




--------------------------------------------------------------------------------------------------------------------------
 BENESSE CORPORATION                                                                         Agenda Number:  701608032
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0429N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2008
        ISIN:  JP3835620000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors

4.     Amend the Compensation to be received by Directors        Mgmt          For                            For

5.     Revision of Amount and Conditions of Stock Option         Mgmt          Against                        Against
       Compensation to Directors

6.     Approve Issuance of Share Acquisition Rights              Mgmt          Against                        Against
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 BENETTON GROUP SPA                                                                          Agenda Number:  701498443
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1966F139                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  IT0003106777
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 08. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Receive the annual report as of 31 DEC 2007,              Mgmt          For                            For
       adjournment thereof

2.     Approve to determine the annual Director's emolument      Mgmt          Against                        Against

3.     Appoint the Board of Statutory Auditors and               Mgmt          For                            For
       approve to determine its emolument

4.     Authorize the Board of Directors to purchase              Mgmt          For                            For
       and sale of own shares, adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 BG GROUP PLC                                                                                Agenda Number:  701527066
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1245Z108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0008762899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the final dividend of 5.76 pence per              Mgmt          For                            For
       ordinary share

4.     Elect Dr. John Hood as a Director                         Mgmt          Against                        Against

5.     Re-elect Baroness Hogg as a Director                      Mgmt          For                            For

6.     Re-elect Sir John Coles as a Director                     Mgmt          For                            For

7.     Reappoint PricewaterhouseCoopers LLP as the               Mgmt          For                            For
       Auditors of the Company

8.     Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

9.     Authorize the Company to make EU political donations      Mgmt          For                            For
       to political parties or independent election
       candidates up to GBP 15,000 to political organizations
       other than political parties up to GBP 15,000
       and incur EU political expenditure up to GBP
       20,000

10.    Grant authority for issue of equity or equity-linked      Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 117,078,772

11.    Approve the BG Group plc Long Term Incentive              Mgmt          For                            For
       Plan 2008

12.    Approve the BG Group plc Sharesave Plan 2008              Mgmt          For                            For

13.    Approve the BG Group plc Share Incentive Plan             Mgmt          For                            For
       2008

14.    Grant authority for issue of equity or equity-linked      Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 16,720,201

15.    Grant authority for the market purchase of 334,404,035    Mgmt          For                            For
       ordinary shares

16.    Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON LTD                                                                            Agenda Number:  701375063
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1498M100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  AU000000BHP4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as specified

2.     Receive the financial statements for BHP Billiton         Mgmt          For                            For
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as specified

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          For                            For
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          For                            For
       Billiton Limited

7.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

8.     Re-elect Mr. Carlos A. S. Cordeiro as a Director          Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

9.     Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

10.    Re-elect The Hon E. Gail de Planque as a Director         Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

11.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Plc, who retires by rotation

12.    Re-elect Dr. David A. L. Jenkins as a Director            Mgmt          For                            For
       of BHP Billiton Limited, who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve that the authority and power to allot             Mgmt          For                            For
       relevant securities conferred on the Directors
       by Article 9 of BHP Billiton Plc's Articles
       of Association be renewed for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008,
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve that the authority and power to allot             Mgmt          For                            For
       equity securities for cash conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association be renewed for the
       period ending on the later of the AGM of BHP
       Billiton Plc and the AGM of BHP Billiton Limited
       in 2008, and for such period the Section 89
       amount [under the United Kingdom Companies
       Act 1985] shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          For                            For
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc ["shares"] provided that: a) the
       maximum aggregate number of shares to be purchased
       be 232,802,528, representing 10% of BHP Billiton
       Plc's issued share capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority, which would or might be
       completed wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          For                            For
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

19.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of Performance Shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director Mr. M.
       J. Kloppers, in the specified manner

20.    Approve the grant of Deferred Shares and Options          Mgmt          For                            For
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. C. W. Goodyear, in the
       specified manner

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          For                            For
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          For                            For
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON PLC                                                                            Agenda Number:  701375760
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10877101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  GB0000566504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for BHP Billiton         Mgmt          No vote
       Plc for the YE 30 JUN 2007, together with the
       Directors' report and the Auditor's report
       as set out in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          No vote
       Limited for the YE 30 JUN 2007, together with
       the Directors' report and the Auditor's report
       as set out in the annual report

3.     Re-elect Mr. David A. Crawford as a Director              Mgmt          No vote
       of BHP Billiton Plc

4.     Re-elect Mr. David A. Crawford as a Director              Mgmt          No vote
       of BHP Billiton Limited

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          No vote
       Billiton Plc

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          No vote
       Billiton Limited

7.     Re-elect Mr. Carlos A.S. Cordeiro as a Director           Mgmt          No vote
       of BHP Billiton Plc who retires by rotation

8.     Re-elect Mr. Carlos A.S. Cordeiro as a Director           Mgmt          No vote
       of BHP Billiton Limited who retires by rotation

9.     Re-elect Honourable E. Gail De Planque as a               Mgmt          No vote
       Director of BHP Billiton Plc who retires by
       rotation

10.    Re-elect Honourable E. Gail De Planque as a               Mgmt          No vote
       Director of BHP Billiton Limited who retires
       by rotation

11.    Re-elect Dr. David A.L. Jenkins as a Director             Mgmt          No vote
       of BHP Billiton Plc who retires by rotation

12.    Re-elect Dr. David A.L. Jenkins as a Director             Mgmt          No vote
       of BHP Billiton Limited who retires by rotation

13.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          No vote
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

14.    Approve to renew the authority and power to               Mgmt          No vote
       allot relevant securities conferred on the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2008
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 278,081,499

S.15   Approve to renew the authority and power to               Mgmt          No vote
       allot equity securities for cash conferred
       on the Directors by Article 9 of BHP Billiton
       Plc's Articles of Association for the period
       ending on the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008 and for such period the Section 89 amount
       [under the United Kingdom Companies Act 1985]
       shall be USD 58,200,632

S.16   Authorize BHP Billiton Plc, in accordance with            Mgmt          No vote
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc [shares] provided that: a) the
       maximum aggregate number of shares hereby authorized
       to be purchased be 232,802,528, being 10% of
       BHP Billiton Plc's issued capital; b) the minimum
       price that may be paid for each share is USD
       0.50, being the nominal value of such a share;
       c) the maximum price that may be paid for any
       share is not more than 5% above the average
       of the middle market quotations for a share
       taken from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the date of purchase of the shares;
       [Authority expires on the earlier of 25 APR
       2009 and the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2008]; BHP Billiton Plc may enter into a contract
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry

S17.1  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 DEC 2007

S17.2  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 FEB 2008

S17.3  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2008

S17.4  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 MAY 2008

S17.5  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2008

S17.6  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2008

S17.7  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2008

S17.8  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2008

18.    Approve the remuneration report for the YE 30             Mgmt          No vote
       JUN 2007

19.    Approve the grant of deferred shares and options          Mgmt          No vote
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] and the grant of performance shares
       under the BHP Billiton Limited Long Term Incentive
       Plan [LTIP] to the Executive Director, Mr.
       Marius J. Kloppers, as specified

20.    Approve the grant of deferred shares and options          Mgmt          No vote
       under the BHP Billiton Limited Group Incentive
       Scheme [GIS] to Mr. Charles W. Goodyear, as
       specified

S.21   Amend the Articles of Association of BHP Billiton         Mgmt          No vote
       Plc by deleting Article 82

S.22   Amend the Constitution of BHP Billiton Limited            Mgmt          No vote
       by deleting Rule 82




--------------------------------------------------------------------------------------------------------------------------
 BILFINGER BERGER AG, MANNHEIM                                                               Agenda Number:  701535493
--------------------------------------------------------------------------------------------------------------------------
    Security:  D11648108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005909006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 66,952,983.60 as follows: payment
       of a dividend of EUR 1.80 per share Ex-dividend
       and payable date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors: a) for the 2008              Mgmt          For                            For
       FY: Ernst + Young AG, Mannheim; b) for the
       2008 abbreviated accounts and the interim report:
       Ernst + Young AG, Mannheim

6.     Amendments to the Article of Association a)               Mgmt          For                            For
       Amendment to section 9 in respect of the Supervisory
       Board comprising 10 shareholder representatives
       and 10 Employee representatives b) Amendment
       to section 14 in respect of the Members of
       the Supervisory Board receiving a fixed annual
       remuneration of EUR 40,000, plus a variable
       remuneration of EUR 300 for every cent of the
       dividend in excess of EUR 0.80 per share

7.A    Elections to the Supervisory Board: Mr. Hans              Mgmt          For                            For
       Bauer

7.B    Elections to the Supervisory Board: Dr. Horst             Mgmt          For                            For
       Dietz

7.C    Elections to the Supervisory Board: Dr. John              Mgmt          For                            For
       Feldmann

7.D    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Hermut Kormann

7.E    Elections to the Supervisory Board: Mr. Thomas            Mgmt          For                            For
       Pleines

7.F    Elections to the Supervisory Board: Dr.-Ing.              Mgmt          For                            For
       E.h. Rudolf Rupprecht

7.G    Elections to the Supervisory Board: Mr. Bernhard          Mgmt          For                            For
       Schreier

7.H    Elections to the Supervisory Board: Mr. Udo               Mgmt          For                            For
       Stark

7.I    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Klaus Truetzschler

7.J    Elections to the Supervisory Board: Mr. Bernhard          Mgmt          For                            For
       Walter

7.K    Elections to the Supervisory Board: Dr. jur.              Mgmt          For                            For
       Peter Thomsen (substitute)

8.     Resolution on the transfer of the Company's               Mgmt          For                            For
       structural engineering and civil engineering
       departments to two wholly owned subsidiaries;
       a) Resolution on the adjustment of section
       3 of the Articles of Association to reflect
       the transfer; b) approval of the agreement
       on the transfer of the structural engineering
       department to Bilfinger Berger Hochbau GmbH
       and the transfer of the civil engineering department
       to Bilfinger Berger Ingenieurbau GmbH; c) approval
       of the control and profit transfer agreement
       with Bilfinger Berger Hochbau GmbH; d) approval
       of the control and profit transfer agreement
       with Bilfinger Berger Ingenieurbau GmbH

9.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 11,158,830, at prices not deviating
       more than 20 % from the market price of the
       shares, on or before 20 NOV 2009; the Board
       of Managing Directors shall be authorized to
       sell the shares in a manner other than through
       the stock exchange or a rights offering if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for satisfying
       conversion or option rights, and to retire
       the shares




--------------------------------------------------------------------------------------------------------------------------
 BKW FMB ENERGIE AG, BERN                                                                    Agenda Number:  701543236
--------------------------------------------------------------------------------------------------------------------------
    Security:  H07815154                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  CH0021607004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438804, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements and consolidated financial   statements
       2007 reports of the Auditor and Group Auditor

2.     Approve the appropriation of balance sheet profit         Mgmt          For                            For

3.     Grant discharge to the Board of Directors                 Mgmt          For                            For

4.     Elect Mr. Dirk Steinheider to the Board of Directors      Mgmt          For                            For

5.     Elect the Auditor and the Group Auditor                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLUESCOPE STEEL LTD, MELBOURNE VIC                                                          Agenda Number:  701386888
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1415L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Nov-2007
        ISIN:  AU000000BSL0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, the financial statements       Non-Voting
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Adopt the remuneration report [which is contained         Mgmt          For                            For
       in the Directors' report] for the YE 30 JUN
       2007

3.a    Elect Ms. Diane Grady as a Director, who retires          Mgmt          For                            For
       in accordance with the Company's Constitution

3.b    Elect Mr. Ron McNeilly as a Director, who retires         Mgmt          For                            For
       in accordance with the Company's Constitution

       Other business                                            Non-Voting

4.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the grant
       of share rights to the Managing Director and
       Chief Executive Officer, Mr. Paul O'Malley,
       under the Long Term Incentive plan, as specified




--------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS, PARIS                                                                          Agenda Number:  701502999
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1058Q238                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  FR0000131104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the FYE in 31 DEC
       2007, in the form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented,
       showing an after Tax net income of EUR 4,531,
       812,601.84

O.3    Authorize the Board of Directors, to resolves             Mgmt          For                            For
       that the income for the FY be appropriated
       as follows: net income for the FY: EUR 4,531,812,601.84
       profit retained earnings: EUR 12,439,561,352.21
       total EUR 16,971,373,954.05 to the special
       investment reserve: EUR 19,544, 500.00 dividends:
       EUR 3,034,079,740 .75 retained earnings: EUR
       13,917,7 49,713.30 total : EUR 16,971,373,95
       4.05 the shareholders will receive a net dividend
       of EUR 3.35 per s hare [of a par value of EUR
       2.00 each], and will entitle to the deduction
       provided by the French Tax Code [Article 158.3.2],
       this dividend will be paid on 29 MAY 2008,
       the Company holding some of its own shares,
       so that the amount of the unpaid dividend on
       such shares shall be allocated to the 'retained
       earnings' account as required by Law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 2.00 for FY 2004
       EUR 2.60 for FY 2005 EUR 3.10 for FY 2006;
       and to withdraw from the 'retained earnings'
       account the necessary sums to pay the dividend
       above mentioned, related to the shares of which
       the exercises of the stock subscription options
       were carried out before the day the dividend
       was paid

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       sequential of the French Commercial Code, approves
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, that is 90,569, 544 shares, maximum
       funds invested in the share buybacks: EUR 9,056,95
       4,400.00; [authority expires at 18 month period]
       it supersedes the authorization granted by
       the combined shareholders' meeting of 15 MAY
       2007 in its Resolution number 5; and to take
       all necessary measures and accomplish all necessary
       formalities

O.6    Appoints Mrs. Daniela Weber Rey as a Director             Mgmt          For                            For
       for a 3 year period

O.7    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Grappotte as Director for a 3 year period

O.8    Approve to renew appointment of Mr. Francois              Mgmt          For                            For
       Lepet it as Director for a 3 year period

O.9    Approve to renew appointment of Mrs. Suzanne              Mgmt          Against                        Against
       Berge R. Keniston as Director for a 3 year
       period

O.10   Approve to renew appointment of Mrs. Helene               Mgmt          For                            For
       Ploix as Director for a 3 year period

O.11   Approve to renew appointment of Mr. Baudouin              Mgmt          For                            For
       Prot as Director for a 3 year period

O.12   Authorize the Bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with preferred
       subscript ion rights maintained, of BNP Pariba
       s' ordinary shares and securities giving access
       to BNP Paribas' capital, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000 .00, [authority
       expires at 26 month period] it Supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       350,000,000.00, by issuance, without preemptive
       subscription rights and granting of a priority
       time limit, of BNP Paribas' shares and securities
       giving access to BNP Paribas' capital, the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 7,000,000,000.00;
       [authority expires at 26 month period]; it
       supersedes, for the unused amounts, any and
       all earlier delegations to the same effect;
       and to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, without preemptive
       subscript ion rights, the share capital to
       a maximum nominal amount of EUR 250,0 00,000.00,
       by issuance of shares tendered to any public
       exchange offer made by BNP Paribas; [Authority
       expires at 26 month period], and to take all
       necessary measures and accomplish all necessary
       formalities, to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to fund
       the Legal Reserve

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing , without pre emptive
       subscription rights, shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of unquoted capital securities;
       [Authority expires at 26 month period] and
       to take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.17   Approve to decides that the overall nominal               Mgmt          For                            For
       amount pertaining to: the capital increases
       to be carried out with the use of the authorizations
       given by Resolutions 14 to 16 shall not exceed
       EUR 350,000,000.00, the issues of debt securities
       to be carried out with the use of the authorizations
       given by Resolutions Number 14 to 16 shall
       not exceed EUR 7,000,000,000.00, the shareholders'
       subscription rights being cancelled

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 1,000,000 ,000.00, by way of
       capitalizing reserves, profits, or additional
       paid in capital, by issuing bonus shares or
       raising the par value of existing shares, or
       by a combination of these methods; [Authority
       expires at 26 month period] it supersedes,
       for the unused amounts, any and all earlier
       delegations to the same effect; and to take
       all necessary measures and accomplish all necessary
       formalities

E.19   Approve the overall nominal amount of the issues,         Mgmt          For                            For
       with or without pre-emptive subscription rights,
       pertaining to: the capital increases to be
       carried out with the use of the delegations
       given by Resolutions 13 to 16 shall not exceed
       EUR 1,00 0,000,000.00, the issues of debt securities
       to be carried out with the use of the delegations
       given by Resolutions Number 13 to 16 shall
       not exceed EUR 10,000,000,000.00

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, by way of issuing shares,
       in favour of Members of a Company savings plan
       of the group BNP Paribas; [Authority expires
       at 26 month period] and for a nominal amount
       that shall not exceed EUR 36,000,000.00, it
       supersedes, for the unused amounts, any and
       all earlier authorization to the same effect;
       and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries above mentioned; and to
       take all necessary measures and accomplish
       all necessary formalities, to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to fund the Legal Reserve

E.21   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees of BNP Paribas
       and Corporate Officers of the related Companies,
       they may not represent more than 1.5 % of the
       share capital; [Authority expires at 38 month
       period], it supersedes, for the unused amounts,
       any and all earlier authorization to the same
       effect; and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of any persons concerned by the characteristics
       given by the Board of Directors; and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of employees
       and Corporate Officers of the Company and related
       Companies, options giving the right either
       to subscribe for new shares in the Company
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3 % of the share
       capital, the total number of shares allocated
       free of charge, accordingly with t he authority
       expires in its Resolution 21, shall count against
       this ceiling, the present authorization is
       granted for a 38 month period, it supersedes,
       for the amounts unused, any and all earlier
       delegations to the same effect; and to decides
       to cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries of the
       stock subscription options; and to take all
       necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by cancelling
       all or part of the shares held by the Company
       in connection with a Stock repurchase plan,
       up to a maximum of 10 % of the share capital
       over a 24 month period; [Authority expires
       at 18 month period] it supersedes the authorization
       granted by the shareholders' meeting of 15
       MAY 2007 in its Resolution 11; and to take
       all necessary measures and accomplish all necessary
       formalities

E.24   Amend the Article Number 18 of the By Laws                Mgmt          For                            For

E.25   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  701542068
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0920U103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited statement of accounts and             Mgmt          For                            For
       the reports of the Directors and of the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 0.487 per share           Mgmt          For                            For
       for the YE 31 DEC 2007

3.a    Re-elect Mr. He Guangbei as a Director of the             Mgmt          Against                        Against
       Company

3.b    Re-elect Mdm. Zhang Yanling as a Director of              Mgmt          Against                        Against
       the Company

3.c    Re-elect Mr. Lee Raymond Wing Hung as a Director          Mgmt          Against                        Against
       of the Company

3.d    Re-elect Mr. Gao Yingxin as a Director of the             Mgmt          Against                        Against
       Company

3.e    Re-elect Dr. Fung Victor Kwok King as a Director          Mgmt          For                            For
       of the Company

3.f    Re-elect Mr. Shan Weijian as a Director of the            Mgmt          For                            For
       Company

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       or a duly authorized Committee of the Board
       to determine their remuneration

5.     Authorize the Board of Directors to allot, issue          Mgmt          For                            For
       and deal with additional shares of the Company,
       not exceeding 20% or, in the case of issue
       of shares solely for cash and unrelated to
       any asset acquisition, not exceeding 10% of
       the of the issued share capital of the Company
       as at the date of passing this Resolution

6.     Authorize the Board of Directors to repurchase            Mgmt          For                            For
       shares in the Company, not exceeding 10% of
       the issued share capital of the Company as
       at the date of passing this Resolution

7.     Approve, conditional on the passing of Resolutions        Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       by Resolution 5 by adding thereto the shares
       repurchased pursuant to the general mandate
       granted by Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  701539073
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0920U103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Continuing Connected               Mgmt          For                            For
       Transactions and the New Annual Cap, as specified




--------------------------------------------------------------------------------------------------------------------------
 BOLIDEN AB, STOCKHOLM                                                                       Agenda Number:  701529995
--------------------------------------------------------------------------------------------------------------------------
    Security:  W17218103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  SE0000869646
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect Mr. Anders Ullberg as the Chairman of               Mgmt          For                            For
       the Meeting

3.     Approve the voting register                               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to attest the minutes together            Mgmt          For                            For
       with the Chairman

6.     Approve to determine whether the AGM has been             Mgmt          For                            For
       duly convened

7.     Receive the annual report and Auditors' report            Mgmt          For                            For
       as well as the consolidated financial statements
       and Auditors' report for the Group

8.     Receive the report on the work of the Board               Mgmt          For                            For
       of Directors and the work of the Audit Committee
       and the Compensation Committee

9.     Address by the President                                  Mgmt          For                            For

10.    Receive the report on the audit work during               Mgmt          For                            For
       2007

11.A   Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet

11.B   Approve the dividend to the shareholders of               Mgmt          For                            For
       SEK 4 per share and that 13 MAY 2008 shall
       be the record date for the right to receive
       dividends; in the event the general meeting
       resolves in accordance with the proposal, the
       dividend is expected to be distributed through
       VPC on 16 MAY 2008; that the parent Company's
       inappropriate earnings be carried forward

11.C   Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board of Directors and the President

12.A   Approve that the Company's shares capital be              Mgmt          For                            For
       reduced by SEK 31,892,000; the reduction shall
       be effected through redemption of 15,946,000
       shares, each share with a quota value of SEK
       2; the shares which are proposed to be redeemed
       have been repurchased by the Company in accordance
       with the authorization given at the AGM 2007;
       the purpose of the reduction of the share capital
       is transfer to a fund to be used pursuant to
       resolution by the general meeting; subsequent
       to the implementation of the resolution on
       reduction, the Company's share capital will
       amount to SEK 547,022,338, divided on, in total,
       273,511,169 shares, each share with a quota
       value of SEK 2; except for the reduction of
       the share capital, the Company's restricted
       equity will not be affected, as specified

12.B   Approve that the Company's share capital be               Mgmt          For                            For
       increased by SEK 31,892,000 to SEK 578,914,338
       through a transfer of SEK 31,892,000 from the
       Company's non-restricted equity; no new shares
       shall be issued in connection with the bonus
       issue; the number of shares in the Company
       will, after implementation of the increase
       of the share capital, be 273,511,169, each
       share with a quota value of approximately SEK
       2,117

13.    Receive the report on the work of the Nomination          Mgmt          For                            For
       Committee

14.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 9

15.    Approve the fees to the Board of Directors unchanged      Mgmt          For                            For
       be paid in the amount of SEK 850,000 to the
       Chairman and SEK 325,000 to Board Member not
       employed by the Company; in addition, a fee
       of SEK 150,000 shall be paid to the Chairman
       of the Audit Committee and SEK 75,000 to each
       of the 2 Members of the Audit Committee

16.    Re-elect Messrs. Carl Bennet, Marie Berglund,             Mgmt          For                            For
       Staffan Bohman, Ulla Litzen, Leif Ronnback,
       Matti Sundberg, Anders Sundstrom and Anders
       Ullberg as the Members of the Board of Directors;
       elect Mr. Lennart Evrell as the Member of the
       Board of Directors; and elect Mr. Anders Uiiberg
       as a Chairman of the Board of Directors

17.    Approve the Auditors' fees be paid in accordance          Mgmt          For                            For
       with approve invoices

18.    Approve the guidelines for the compensation               Mgmt          For                            For
       and other employment terms and condition to
       the Group Management as specified

19.    Approve the instruction for the Nomination Committee      Mgmt          For                            For
       as specified

20.    Elect Messrs. Andres Algotsson, Asa Nisell,               Mgmt          For                            For
       Michael Gobitschek, Lars-Erik Forsgardh and
       Anders Uiiberg as the Members of the Nomination
       Committee

21.    Closure of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOLLORE SA                                                                                  Agenda Number:  701515340
--------------------------------------------------------------------------------------------------------------------------
    Security:  F10659112                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  FR0000039299
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented;
       the expenses with a corresponding tax of EUR
       93,506,65; accordingly, grant permanent discharge
       to the Director for the performance of their
       duties during the said FY

O.2    Receive the reports of the Board of Directs               Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; earnings for
       the FY: EUR 6,339,384.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY EUR 269,541,307.04, prior retained
       earnings: EUR 189,755,064.00, legal reserve:
       EUR 13,477,065.35, distributable income: EUR
       445,819,305.69 dividends: EUR 27,171,266.10
       retained earnings: EUR 418,648,039.59 the shareholders
       will receive a net dividend of EUR 1.10 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 16 JUN 2008, as required By-Law

O.4    Approve to renew the appointment of Mr. Vincent           Mgmt          Against                        Against
       Bollore as a Director for a 6-year period

O,5    Approve to renew the appointment of Mr. Antoine           Mgmt          Against                        Against
       Bernheim as a Director for a 6-year period

O.6    Approve to renew the appointment of Mr. Francois          Mgmt          For                            For
       Thomazeau as a Director for a 6-year period

O.7    Approve to renew the appointment of Mr. Societe           Mgmt          For                            For
       Groupama as a Director for a 6-year period

O.8    Approve to renew the appointment of Mr. Jena              Mgmt          Against                        Against
       Paul Parayre as a Director for a 6-year period

O.9    Approve to renew the term of office of Mr. Jean           Mgmt          For                            For
       Louis Bouquet as a Director

O.10   Approve not to renew the term of office of Mr.            Mgmt          For                            For
       Michel Renault as a Director

O.11   Approve to renew the appointment of Constantin            Mgmt          For                            For
       Associes as a Statutory Auditor for a 6-year
       period

O.12   Appoint Mr. Benoit Pimont as a Deputy Auditor,            Mgmt          For                            For
       for a 6-year period

O.13   Receive the Special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

O.14   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of the meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law

E.1    Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased b
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 10% of capital;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as a part of
       merger, divestment or capital contribution
       cannot exceed 5% of its capital, the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish and all necessary formalities; to
       cancel the shareholders preferential subscription
       rights; and[Authority expires at the end of
       38-months period]

E.2    Authorize the Board of Directors to increase              Mgmt          For                            For
       a share capital, on 1 or more occasions, by
       issues share, or and bonus shares or and debt
       securities at its sole discretion, in favor
       of employees and Corporate Officers of the
       Company who are Members of a Company Savings
       Plan; and this delegation is given for a 26-month
       period and for a nominal amount that shall
       not exceed 1% of capital; this delegation of
       powers supersedes any and all earlier delegations
       to the same effect; the share holders' meeting
       decides to cancel the shareholders preferential
       subscription rights; delegates all powers to
       the Board of Directors to take all necessary
       measures and accomplish al necessary formalities

E.3    Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of the meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 BOMBARDIER INC                                                                              Agenda Number:  701573544
--------------------------------------------------------------------------------------------------------------------------
    Security:  097751101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  CA0977511017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of Bombardier Inc. for the FYE 31 JAN 2008
       and the Auditors report thereon

1.1    Elect Mr. Laurent Beaudoin as a Director                  Mgmt          For                            For

1.2    Elect Mr. Pierre Beaudoin as a Director                   Mgmt          For                            For

1.3    Elect Mr. Andre Berard as a Director                      Mgmt          For                            For

1.4    Elect Mr. J.R. Andre Bombardier as a Director             Mgmt          For                            For

1.5    Elect Ms. Janine Bombardier as a Director                 Mgmt          For                            For

1.6    Elect Mr. L. Denis Desautels as a Director                Mgmt          For                            For

1.7    Elect Mr. Jean-Louis Fontaine as a Director               Mgmt          For                            For

1.8    Elect Ms. Jane F. Garvey as a Director                    Mgmt          Against                        Against

1.9    Elect Mr. Daniel Johnson as a Director                    Mgmt          For                            For

1.10   Elect Mr. Jean C. Monty as a Director                     Mgmt          For                            For

1.11   Elect Mr. Andre Navarri as a Director                     Mgmt          For                            For

1.12   Elect Mr. Carlos E. Represas as a Director                Mgmt          For                            For

1.13   Elect Mr. Jean-Pierre Rosso as a Director                 Mgmt          For                            For

1.14   Elect Mr. Heinrich Weiss as a Director                    Mgmt          For                            For

2.     Appoint Ernst & Young LLP, Chartered Accountants          Mgmt          For                            For
       as the External Auditors and approve to fix
       the remuneration of the external Auditors

3.A    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       1: Approve that the Bombardier encourage long-term
       shareholding by increasing by 10% the dividend
       normally paid on shares that have been held
       for more than 2 years

3.B    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       2: Approve that the shareholders obtain the
       right to vote after a minimum holding period
       of 1 year

3.C    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       3: Approve that the by-laws of Bombardier provide
       that, in the event of a merger or acquisition,
       an amount equal to twice the bonuses and compensatory
       benefits paid to the Directors and officers
       be contribute to the employees' pension fund

3.D    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       4: Adopt that there be as many women as men
       on the Board of Directors of Bombardier within
       3 years

3.E    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       5: Approve that the annual report and the management
       proxy circular disclose the equity ratio between
       the total compensation of the highest paid
       executive officer of Bombardier, including
       annual salary, bonuses, perks, long-term incentive
       plans and all other forms of compensation,
       and the average compensation of employees

3.F    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       6:Approve that the compensation policy of the
       5 highest paid executive officers of Bombardier
       and the Directors' fees be adopted by the shareholders
       beforehand

3.G    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           Against                        For
       7: Approve that the Bombardier govern the exercise
       of the options granted to executive officers
       and directors of our Companies by stipulating
       that such options may not be exercised by the
       holders until the end of their term of office

3.H    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Shr           For                            Against
       8: Approve that the Bombardier amend its Articles
       to institute a cumulative voting procedure
       for the election of Directors

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BOMBARDIER INC                                                                              Agenda Number:  701589864
--------------------------------------------------------------------------------------------------------------------------
    Security:  097751200                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  CA0977512007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.1    Elect Mr. Laurent Beaudoin as a Director                  Mgmt          For                            For

1.2    Elect Mr. Pierre Beaudoin as a Director                   Mgmt          For                            For

1.3    Elect Mr. Andre Berard as a Director                      Mgmt          For                            For

1.4    Elect Mr. J.R. Andre Bombardier as a Director             Mgmt          For                            For

1.5    Elect Mr. Janine Bombardier as a Director                 Mgmt          For                            For

1.6    Elect Mr. L. Denis Desautels as a Director                Mgmt          For                            For

1.7    Elect Mr. Jean-Louis Fontaine as a Director               Mgmt          For                            For

1.8    Elect Mr. Jane F. Garvey as a Director                    Mgmt          Against                        Against

1.9    Elect Mr. Daniel Johnson as a Director                    Mgmt          For                            For

1.10   Elect Mr. Jean C. Monty as a Director                     Mgmt          For                            For

1.11   Elect Mr. Andre Navarri as a Director                     Mgmt          For                            For

1.12   Elect Mr. Carlos E. Represas as a Director                Mgmt          For                            For

1.13   Elect Mr. Jean-Pierre Rosso as a Director                 Mgmt          For                            For

1.14   Elect Mr. Heinrich Weiss as a Director                    Mgmt          For                            For

2.     Approve the Ernst Young LLP as the Auditors               Mgmt          For                            For
       and authorize Board to fix their remuneration

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to increase dividends for longer-term
       shareholders

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the limit voting rights for shorter-term
       shareholders

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the payment into employee pension fund
       in the event of a merger

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to increase number of women Directors

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to disclose ratio between Senior Executive
       and average employee compensation

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the obtain shareholder pre-approval
       for the Executive Compensation Policy and the
       Director fees

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to restrict Executives' and the Directors'
       exercise of options

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Approve the Cumulative Voting




--------------------------------------------------------------------------------------------------------------------------
 BORAL LTD                                                                                   Agenda Number:  701374807
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q16969109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000BLD2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial reports, the Directors'             Non-Voting
       report and the Auditors' reports for the YE
       30 JUN 2007

1.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

2.     Re-elect Mr. Richard Longes as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

3.     Re-elect Mr. Roland Williams as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Elect Mr. Brian Clark as a Director of the Company        Mgmt          For                            For

5.     Elect Mr. Bob Every as a Director of the Company          Mgmt          For                            For

S.6    Amend, effective at the close of the meeting,             Mgmt          For                            For
       the Company's Constitution by deleting Article
       6.3 and replacing it with revised Article 6.3
       as specified




--------------------------------------------------------------------------------------------------------------------------
 BOSCH CORPORATION                                                                           Agenda Number:  701482793
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0448M119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3426800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BOUYGUES, PARIS                                                                             Agenda Number:  701482628
--------------------------------------------------------------------------------------------------------------------------
    Security:  F11487125                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0000120503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented, earnings for the FY: EUR 750,574,450.93

O.2    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, Net Profit Group
       share: EUR 1,376,000,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: Distributable
       Income: EUR 1,189,196,390.30, Legal Reserve:
       EUR 314,065.90, Dividends: EUR: 17,375,128.90,
       Additional Dividend: EUR: 503,878,738.10, Retained
       Earnings: EUR 667,628,457.40; receive a net
       dividend of EUR 1.50 per share, and will entitle
       to the 40% deduction provided by the French
       Tax Code, this dividend will be paid on 30
       APR 2008, in the event that the Company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account,
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid were as follows:
       EUR 0.75 for FY 2004, EUR 0.90 for FY 2005,
       Extraordinary Distribution of EUR 2.52 in JAN
       2005, EUR 1.20 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by the French Commercial
       Code and approve the said report and the agreements
       referred to therein

O.5    Appoint the Mr. Patricia Barbizet as a Director           Mgmt          For                            For
       for a 3 year period

O.6    Appoint the Mr. Herve Le Bouc as a Director               Mgmt          For                            For
       for a 3 year period

O.7    Appoint the Mr. Nonce Paolini as a Director               Mgmt          For                            For
       for a 3 year period

O.8    Appoint Mr. Helman Le Pas De Secheval as a Director       Mgmt          For                            For
       for a 3 year period

O.9    Authorize the Board of Directors, to trade in             Mgmt          Against                        Against
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, minimum sale price:
       EUR 30.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buy backs: EUR 1,500,000,000.00;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities,[Authority expires
       in the end of 18- month period] this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.10   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over A 24 month
       period, delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities,[Authority
       expires in the end of 18 month period] this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 28 APR 2005 in its Resolution 20

E.11   Authorize the Board of Directors in 1 or more             Mgmt          For                            For
       transactions, to beneficiaries to be chosen
       among the employees and Corporate Officers,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       not exceed 10% of the share capital, in this
       limit shall be allocated the free shares granted
       in Resolution 24 of the general meeting dated
       26 APR 2007 and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries of the options, and to
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities, approve to delegate
       to the Board of Directors all powers to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to 1-10th
       of the new capital after each increase, [Authority
       expires in the end of 38- month period] this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 28 APR 2005 in its Resolution 20

E.12   Authorize the Board of Directors to issue options         Mgmt          Against                        Against
       giving the right to subscribe to the share
       capital during periods of a Public Exchange
       offer concerning the shares of the Company,
       the maximum nominal amount pertaining the capital
       increase to be carried out shall not exceed
       EUR 400,000,000.00, and delegate all powers
       t the Board of Directors to take all necessary
       measure and accomplish all necessary formalities,
       decides to cancel the shareholders' preferential
       subscription rights, [Authority expires in
       the end of 18- month period] authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 26
       APR 2007 in its Resolutions 23

E.13   Receive the report of the Board of Directors,             Mgmt          Against                        Against
       the shareholders' meeting decides that the
       various delegations given to it at the meeting
       dated 26 APR 2007 and the present meeting shall
       be used in whole or in part in accordance with
       the legal provisions in force, during periods
       when cash or stock tender offers are in effect
       for the Company's shares for an 18 month period,
       starting from the date of the present meeting,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 APR 2007 in its
       Resolution 22

E.14   Grant authority the full powers to the Bearer             Mgmt          For                            For
       of an original, a copy or extract of the minutes
       of this meeting to carry out all filings, publications
       and other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 BP PLC, LONDON                                                                              Agenda Number:  701477499
--------------------------------------------------------------------------------------------------------------------------
    Security:  G12793108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  GB0007980591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Director's annual report and accounts         Mgmt          For                            For

2.     Approve the Directors remuneration report                 Mgmt          Against                        Against

3.     Re-elect Mr. A Burgmans as a Director                     Mgmt          For                            For

4.     Re-elect Mrs. C.B. Carroll as a Director                  Mgmt          For                            For

5.     Re-elect Sir William Castell as a Director                Mgmt          For                            For

6.     Re-elect Mr. I.C. Conn as a Director                      Mgmt          For                            For

7.     Re-elect Mr. G. David as a Director                       Mgmt          For                            For

8.     Re-elect Mr. E.B. Davis, Jr. as a Director                Mgmt          For                            For

9.     Re-elect Mr. D.J. Flint as a Director                     Mgmt          For                            For

10.    Re-elect Dr. B.E. Grote as a Director                     Mgmt          For                            For

11.    Re-elect Dr. A.B. Hayward as a Director                   Mgmt          For                            For

12.    Re-elect Mr. A.G. Inglis as a Director                    Mgmt          For                            For

13.    Re-elect Dr. D.S. Julius as a Director                    Mgmt          For                            For

14.    Re-elect Sir Tom McKillop as a Director                   Mgmt          For                            For

15.    Re-elect Sir Ian Proser as a Director                     Mgmt          For                            For

16.    Re-elect Mr. P.D. Sutherland as a Director                Mgmt          For                            For

17.    Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Board to fix their remuneration

S.18   Adopt new Articles of Association                         Mgmt          For                            For

S.19   Approve to give limited authority for the purchase        Mgmt          For                            For
       of its own shares by the Company

20.    Approve to give limited authority to allot shares         Mgmt          For                            For
       up to a specified amount

S.21   Approve to give authority to allot a limited              Mgmt          For                            For
       number of shares for cash free of pre-emption
       rights




--------------------------------------------------------------------------------------------------------------------------
 BRADFORD & BINGLEY PLC, BINGLEY WEST YORKSHIRE                                              Agenda Number:  701486018
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1288A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  GB0002228152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports and accounts                          Mgmt          For                            For

2.     Approve the Directors remuneration report                 Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-appoint Mr. Rod Kent as a Director                     Mgmt          For                            For

5.     Re-appoint Mr. Nicholas Cash as a Director                Mgmt          For                            For

6.     Re-appoint Mr. Steven Crawshaw as a Director              Mgmt          For                            For

7.     Re-appoint Mr. Michael Buckley as a Director              Mgmt          For                            For

8.     Re-appoint Mr. Roger Hattam as a Director                 Mgmt          For                            For

9.     Re-appoint Mr. Mark Stevens as a Director                 Mgmt          For                            For

10.    Re-appoint KPMG Audit Plc as the Auditor                  Mgmt          For                            For

11.    Authorize the Directors to determine the Auditor's        Mgmt          For                            For
       remuneration

12.    Approve to renew the Directors' authority to              Mgmt          For                            For
       allot shares

13.    Approve to renew the authority of the disapplication      Mgmt          For                            For
       of the pre-emption rights

14.    Approve to renew the authority for the Company            Mgmt          For                            For
       to purchase its own shares

15.    Approve the increase to the EIP maximum amount            Mgmt          For                            For
       to be applied in the acquisition of deferred
       shares

16.    Approve the addition of Article 26A and amend             Mgmt          For                            For
       the Article 33




--------------------------------------------------------------------------------------------------------------------------
 BRAMBLES LTD, SYDNEY NSW                                                                    Agenda Number:  701373526
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6634U106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000BXB1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Financial Report, Directors' Report           Mgmt          For                            For
       and Auditors' Report for Brambles for the YE
       30 JUN 2007

2.     Adopt the Remuneration Report for Brambles for            Mgmt          Against                        Against
       the YE 30 JUN 2007

3.     Elect Mr. D.A. Mezzanotte to the Board of Brambles        Mgmt          For                            For

4.     Re-elect Mr. S.P. Johns to the Board of Brambles,         Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. C.L. Mayhew to the Board of Brambles,        Mgmt          Against                        Against
       who retires by rotation

6.     Re-elect Mr. J. Nasser AO to the Board of Brambles,       Mgmt          For                            For
       who retires by rotation

7.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of Australian Securities Exchange Listing
       Rule 10.14, the participation by Mr. M.F. Ihlein
       until 16 NOV 2010 in the Brambles Limited 2006
       Performance Share Plan, as specified

8.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of Australian Securities Exchange Listing
       Rule 10.14, the participation by Ms. E. Doherty
       until 16 NOV 2010 in the Brambles Limited 2006
       Performance Share Plan, as specified

9.     Authorize the Company to conduct on-market buy-backs      Mgmt          For                            For
       of its shares in the 12 month period following
       the approval of this resolution, provided that
       the total number of shares bought back on-market
       during that period does not exceed 141,903,916,
       being 10% of the total shares on issue in Brambles
       as at 12 SEP 2007; and that the purchase price
       under any such on-market buy-back does not
       exceed the maximum set by Australian Securities
       Exchange Listing Rule 7.33




--------------------------------------------------------------------------------------------------------------------------
 BRIDGESTONE CORPORATION                                                                     Agenda Number:  701478681
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04578126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3830800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7      Authorize Use of Stock Options for Directors              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BRISA AUTO ESTRADAS DE PORTUGAL SA, SAO DOMINGOS DE RANA                                    Agenda Number:  701471891
--------------------------------------------------------------------------------------------------------------------------
    Security:  X07448107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  PTBRI0AM0000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE CONDITION FOR THE MEETING:           Non-Voting
       MINIMUM SHARES/VOTING RIGHT: 1/1

1.     To deliberate on the Management Report and Accounts       Mgmt          For                            For
       relating to 2007.

2.     To deliberate on the Consolidated Management              Mgmt          For                            For
       Report and Consolidated Accounts relating to
       2007.

3.     To deliberate on the proposal for the appropriation       Mgmt          For                            For
       of net profit relating to 2007.

4.     To appraise, in general terms, the Company's              Mgmt          For                            For
       management and control during 2007.

5.     To deliberate on the purchase and sale of own             Mgmt          For                            For
       shares.

6.     To appraise the statement of the Remuneration             Mgmt          For                            For
       Committee on the remuneration policy of the
       management and audit bodies.

7.     To appraise the statement of the Board of Directors       Mgmt          For                            For
       on the criteria and main parameters guiding
       the performance appraisal of the managing staff.

8.     to elect the External Auditor for the 2008-2010           Mgmt          Against                        Against
       period.

9.     To elect the Board to the General Meeting, the            Mgmt          For                            For
       Board of Directors and the Audit Board for
       the 2008-2010 period.

10.    To elect the Remuneration Committee for the               Mgmt          Against                        Against
       2008-2010 period.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO PLC                                                                Agenda Number:  701519184
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1510J102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2007 financial statements and statutory       Mgmt          For                            For
       reports

2.     Approve the 2007 remuneration report                      Mgmt          For                            For

3.     Declare a final dividend of 47.60 pence per               Mgmt          For                            For
       ordinary share for 2007

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

5.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

6.a    Re-appoint Mr. Jan Du plessis as a Director,              Mgmt          For                            For
       who retires by rotation

6.b    Re-appoint Mr. Ana Maria Llopis as a Director,            Mgmt          For                            For
       who retires by rotation

6.c    Re-appoint Mr. Anthony Ruys as a Director, who            Mgmt          For                            For
       retires by rotation

7.a    Re-appoint Mr. Karen De Segundo as a Director             Mgmt          For                            For

7.b    Re-appoint Mr. Nicandro Durante as a Director             Mgmt          For                            For

7.c    Re-appoint Mr. Christine Morin-Postel as a Director       Mgmt          For                            For

7.d    Re-appoint Mr. Ben Stevens as Director                    Mgmt          For                            For

8.     Authorize the Directors, to issue of equity               Mgmt          For                            For
       or equity-linked securities with pre-emptive
       rights up to aggregate  nominal amount of GBP
       168,168,576

S.9    Authorize the Director, to issue the equity               Mgmt          For                            For
       or equity-linked securities without pre-emptive
       rights up to aggregate nominal Amount of GBP
       25,225,286

10.    Approve the Waiver of Offer Obligation                    Mgmt          For                            For

S.11   Authorize the Company to make market purchase             Mgmt          For                            For
       of 201,800,000 ordinary shares of its own shares

S.12   Adopt the new Articles of Association                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BRITISH SKY BROADCASTING GROUP PLC                                                          Agenda Number:  701375051
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15632105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  GB0001411924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 JUN 2007, together with the report of the
       Directors and the Auditors thereon

2.     Declare a final dividend for the YE 30 JUN 2007           Mgmt          For                            For

3.     Re-appoint Mr. Jeremy Darroch as a Director               Mgmt          For                            For

4.     Re-appoint Mr. Andrew Higginson as a Director             Mgmt          For                            For

5.     Re-appoint Ms. Gail Rebuck as a Director                  Mgmt          For                            For

6.     Re-appoint Lord Rothschild as a Director                  Mgmt          For                            For

7.     Re-appoint Mr. David F. DeVoe as a Director               Mgmt          Against                        Against

8.     Re-appoint Mr. Rupert Murdoch as a Director               Mgmt          For                            For

9.     Re-appoint Mr. Arthur Siskind as a Director               Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to agree their
       remuneration

11.    Approve the report on Directors' remuneration             Mgmt          Against                        Against
       for the YE 30 JUN 2007

12.    Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company at the time
       at which this resolution is passed or at any
       time during the period for which this resolution
       has effect, in accordance with Sections 366
       and 367 of the Companies Act 2006 [the 2006
       Act] to: a) make political donations to political
       parties or independent election candidates,
       as defined in Sections 363 and 364 of the 2006
       Act, not exceeding GBP 100,000 in total; b)
       make political donations to political organizations
       other than political parties, as defined in
       Sections 363 and 364 of the 2006 Act, not exceeding
       GBP 100,000 in total; and c) incur political
       expenditure, as defined in Section 365 of the
       2006 Act, not exceeding GBP 100,000 in total;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 31 DEC
       2008]; provided that the authorized sum referred
       to in Paragraphs (a), (b) and (c) above may
       be comprised of one or more amounts in different
       currencies which, for the purposes of calculating
       the said sum, shall be converted into Pounds
       Sterling at the exchange rate published in
       the London edition of the financial times on
       the day which the relevant donation is made
       or expenditure incurred [or the 1st business
       day thereafter]

13.    Authorize the Directors, pursuant to an din               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985 as amended [the 1985 Act], to allot
       relevant securities up to an maximum nominal
       amount of GBP 289,000,000 [33% of the nominal
       issued ordinary share capital of the Company];
       [Authority expires at the conclusion of the
       AGM of the Company next year]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 13 and pursuant to Section 95
       of the 1985 Act, to allot equity securities
       [Section 94 of the 1985 Act] for cash pursuant
       to the authority conferred by Resolution 13,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue; b) up
       to an aggregate nominal amount of GBP 43,500,000
       [5% of the nominal issued share capital of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.15   Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company, as specified, as the new Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the 2007 AGM




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD ASSET MGMT INC                                                                   Agenda Number:  701516025
--------------------------------------------------------------------------------------------------------------------------
    Security:  112585104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CA1125851040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Marcel R. Coutu as a Director                   Mgmt          For                            For

1.2    Elect Mr. Maureen Kempston Darkes as a Director           Mgmt          For                            For

1.3    Elect Mr. Lance Liebman as a Director                     Mgmt          For                            For

1.4    Elect Mr. G. Wallace F. Mccain as a Director              Mgmt          For                            For

1.5    Elect Mr. Frank J. Mckenna as a Director                  Mgmt          For                            For

1.6    Elect Mr. Jack M. Mintz as a Director                     Mgmt          For                            For

1.7    Elect Mr. Patricia M. Newson as a Director                Mgmt          For                            For

1.8    Elect Mr. James A. Pattison as a Director                 Mgmt          For                            For

2.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix the remuneration to be paid to the Auditors




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PROPERTIES CORP, TORONTO ON                                                      Agenda Number:  701513459
--------------------------------------------------------------------------------------------------------------------------
    Security:  112900105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CA1129001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report to shareholders, including      Non-Voting
       the consolidated financial statements for the
       fiscal year YE 31 DEC 2007, together with the
       report of Auditors thereon

S.A.   Amend the Articles of Brookfield Properties               Mgmt          For                            For
       to decrease the number of Directors from 13
       to 12

B.     Approve to increase the number of the shares              Mgmt          For                            For
       authorized for issuance pursuant to Brookfield
       Properties' Share Option Plan, as specified

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS C.1 TO C.12. THANK YOU.

C.1    Elect Mr. Gordon E. Arnell as a Director                  Mgmt          For                            For

C.2    Elect Mr. William T. Cahill as a Director                 Mgmt          For                            For

C.3    Elect Mr. Richard B. Clark as a Director                  Mgmt          For                            For

C.4    Elect Mr. Jack L. Cockwell as a Director                  Mgmt          For                            For

C.5    Elect Mr. J. Bruce Flatt as a Director                    Mgmt          For                            For

C.6    Elect Mr. Roderick D. Fraser as a Director                Mgmt          For                            For

C.7    Elect Mr. Paul D. McFarlane as a Director                 Mgmt          For                            For

C.8    Elect Mr. Allan S. Olson as a Director                    Mgmt          For                            For

C.9    Elect Ms. Linda D. Rabbitt as a Director                  Mgmt          For                            For

C.10   Elect Mr. Robert L. Stelzl as a Director                  Mgmt          For                            For

C.11   Elect Ms. Diana L. Taylor as a Director                   Mgmt          For                            For

C.12   Elect Mr. John E. Zuccotti as a Director                  Mgmt          For                            For

D.     Appoint the Auditors of Deloitte and Touche               Mgmt          For                            For
       LLP as Auditors and authorize the Director
       to fix the remuneration to be paid to the Auditors

       Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BROTHER INDUSTRIES,LTD.                                                                     Agenda Number:  701607838
--------------------------------------------------------------------------------------------------------------------------
    Security:  114813108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3830000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Payment of Performance-Based Remuneration to              Mgmt          For                            For
       6 Directors




--------------------------------------------------------------------------------------------------------------------------
 BUNZL PLC                                                                                   Agenda Number:  701506149
--------------------------------------------------------------------------------------------------------------------------
    Security:  G16968110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB00B0744B38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       DEC 2007 together with the reports of the Directors
       and the Auditors

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-appoint Mr. P. L. Larmon as a Director                 Mgmt          For                            For

4.     Re-appoint Dr. U. Wolters as a Director                   Mgmt          For                            For

5.     Re-appoint Dr. J. R. Sleath as a Director                 Mgmt          For                            For

6.     Re-appoint KPMG Audit Plc as the Auditors to              Mgmt          For                            For
       hold office from the conclusion of this AGM
       until the conclusion of the next general meeting
       at which accounts are laid before the Company
       at a rate of remuneration to be determined
       by the Directors

7.     Approve the Directors' remuneration report as             Mgmt          For                            For
       specified

8.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for all previous authorities, to allot relevant
       securities [Section 80 of the Companies Act
       1985] up to an aggregate nominal amount of
       GBP 35,500,000; [Authority expires the earlier
       of the next AGM of the Company or 13 NOV 2009];
       and the Directors may make allotments during
       the relevant period which may be exercised
       after the relevant period

S.9    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 95 of the Companies Act 1985, to
       allot equity securities [Section 94 of the
       Companies Act 1985] for cash, subject to the
       passing of Resolution 8 and pursuant to the
       authority conferred by Resolution 8 and to
       sell treasury shares wholly for cash, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue, open offer or any other
       pre-emptive offer in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       5,247,344; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, pursuant of Section              Mgmt          For                            For
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163(3) of
       the Act] of up to 32 1/7p in the capital of
       the Company, up to 32,650,000 ordinary shares,
       at a minimum price of 32 1/7 pence and equal
       to 5% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 13 NOV 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.11   Adopt the amended form of the Articles of Association     Mgmt          For                            For
       as specified

S.12   Amend the Company's Articles of Association               Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 BUZZI UNICEM SPA                                                                            Agenda Number:  701528791
--------------------------------------------------------------------------------------------------------------------------
    Security:  T2320M109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  IT0001347308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       15 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007;           Mgmt          For                            For
       receive the report about Management; report
       of the Board of Auditors about the FY 2007;
       relative deliberations

2.     Approve the deliberations about the purchase              Mgmt          For                            For
       and disposal of own shares according to Article
       2357 and 2357-TER of Civil Code

3.     Appoint the Board of Directors, by determining            Mgmt          For                            For
       the number of Members and approve to determine
       relative remunerations

4.     Appoint the Board of Auditors and approve to              Mgmt          For                            For
       determine the relative remunerations




--------------------------------------------------------------------------------------------------------------------------
 CADBURY SCHWEPPES PLC                                                                       Agenda Number:  701495891
--------------------------------------------------------------------------------------------------------------------------
    Security:  G17444152                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  GB0006107006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2007 and receive the reports
       of the Directors and the Auditors

2.     Declare the recommended final dividend of 10.5            Mgmt          For                            For
       pence per ordinary share payable on 16 MAY
       2008 to holders of ordinary shares registered
       at the close of business on 01 MAY 2008

3.     Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the 2007 annual report and accounts

4.     Re-appoint Mr. Wolfgang Berndt as a Director              Mgmt          For                            For
       of the Company, who retires by rotation

5.     Re-appoint Lord Patten as a Director of the               Mgmt          For                            For
       Company, who retires by rotation

6.     Re-appoint Mr. Bob Stack as a Director of the             Mgmt          For                            For
       Company, who retires by rotation

7.     Re-appoint Mr. Guy Elliott as a Director of               Mgmt          For                            For
       the Company who was appointed by the Board
       since the last AGM

8.     Re-appoint Mr. Ellen Marram as a Director of              Mgmt          For                            For
       the Company who was appointed by the Board
       since the last AGM

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM at which accounts are laid
       before the Company

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

11.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80 of the Companies Act 1985] up to
       a maximum aggregate nominal amount of GBP 87,100,490;
       [Authority expires at the conclusion of the
       AGM of the Company]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, to allot equity securities       Mgmt          For                            For
       [Section 94 of the Companies Act 1985], for
       cash pursuant to the authority conferred by
       Resolution 11 where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the Companies Act 1985,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Companies Act 1985 provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue, open offer or any other pre-emptive
       offer in favor of ordinary shares or other
       equity securities [excluding any holder holding
       shares as Treasury Shares]; and ii) up to an
       aggregate nominal amount of GBP 13,197,043
       [5% of the issued share capital]; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166(1) of the Companies Act 1985,
       to make market purchases [Section 163(3) of
       the Companies Act 1985] of its own ordinary
       shares upon and subject to the following conditions:
       i) the maximum number of such ordinary shares
       in the Company has a total nominal value of
       GBP 26,394,087; ii) the minimum price, exclusive
       of expenses, which may be paid for each ordinary
       share is an amount equal to the nominal value
       of each such ordinary share; iii) the maximum
       price, exclusive of expenses, which may be
       paid for any such ordinary share is an amount
       equal to 105% of the average middle market
       quotations for the ordinary shares in the Company
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the next AGM of the Company]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 CADBURY SCHWEPPES PLC                                                                       Agenda Number:  701496348
--------------------------------------------------------------------------------------------------------------------------
    Security:  G17444152                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  GB0006107006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, the purpose of giving effect to the              Mgmt          For                            For
       Scheme of Arrangement dated 19 MAR 2008 in
       its original form or with or subject to any
       modification, addition or condition approved
       or imposed by the Court [the Scheme] proposed
       to be made between the Company and the Scheme
       Shareowners [as specified]: i) to reduce the
       share capital of the Company by cancelling
       and extinguishing the Scheme Shares [as specified];
       ii) forthwith and contingently upon the reduction
       of capital of this resolution taking effect:
       (a) to increase the authorized share capital
       of the Company to its former amount by the
       creation of such number of New Cadbury Schweppes
       Ordinary Shares as shall be equal to the aggregate
       nominal amount of the Scheme Shares cancelled
       to this resolution; and (b) the Company shall
       apply the credit arising in its books of account
       as a result of such reduction of capital in
       paying up in full at par the number of New
       Cadbury Schweppes Ordinary Shares created pursuant
       to this resolution and shall allot and issue
       the same, credited as fully paid, to Cadbury
       plc [as specified] and/or its nominee(s); and
       authorize the Directors of the Company, forthwith
       and contingently upon the reduction of capital
       to this resolution taking effect, for the purposes
       of Section 80 of the Companies Act 1985, to
       allot and issue such New Cadbury Schweppes
       Ordinary Shares of this resolution provided
       that (a) the maximum aggregate nominal amount
       of the shares which may be allotted and issued
       hereunder shall be GBP 87,100,490; [Authority
       shall expire at the conclusion of the next
       AGM of the Company]; and this authority shall
       be without prejudice and in addition to any
       subsisting authority conferred on the Directors
       of the Company pursuant to the said Section
       80; and authorize the Company, prior to the
       reduction of capital refereed to this resolution
       taking effect, to issue and allot one new deferred
       share to Cadbury Plc; and amend, with effect
       from the passing of this resolution, the Articles
       of Association of the Company by the adoption
       and inclusion of the new Article 4A as specified

S.2    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       1 convening this meeting, the Demerger of Americas
       Beverages [as specified], and authorize the
       Directors [or a duly authorized Committee of
       the Directors] to carry the same into effect
       [with such non-material amendments as they
       shall deem necessary or appropriate] and in
       connection therewith: and to do or procure
       to be done all such acts and things on behalf
       of the Company and any of its subsidiaries
       as they consider necessary or expedient for
       the purpose of giving effect to the Demerger;
       and entry into the Demerger Agreements [as
       specified] and to carry the same into effect
       with all such non-material amendments as they
       shall deem necessary or appropriate

S.3    Approve the proposed reduction of capital of              Mgmt          For                            For
       Cadbury plc approveed at a general meeting
       by a special resolution of the shareholders
       of Cadbury plc to implement the Cadbury plc
       Reduction of Capital [as specified]

4.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon the Resolutions 1 and
       2, [or a duly authorized Committee of the Directors]
       to make such amendments to the Cadbury Schweppes
       Long Term Incentive Plan 2004, the Cadbury
       Schweppes Bonus Share Retention Plan, The Cadbury
       Schweppes Share Option Plan 2004, The Cadbury
       Schweppes [(New Issue] Share Option Plan 2004
       and The Cadbury Schweppes International Share
       Award Plan as are necessary or desirable to
       give effect to the proposed treatment of the
       participants in those plans, as specified

5.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution 1, the establishment by Cadbury
       plc of The Cadbury plc 2008 Share Option Plan,
       The Cadbury plc 2008 Long Term Incentive Plan,
       The Cadbury plc 2008 Bonus Share Retention
       Plan and The Cadbury plc 2008 International
       Share Award Plan, the principal terms, as specified

6.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution 1, the establishment by Cadbury
       plc of The Cadbury plc 2008 Savings Related
       Share Option Scheme, The Cadbury plc 2008 Irish
       Savings Related Share Option Scheme, The Cadbury
       plc 2008 Irish AVC Savings Related Share Option
       Scheme, The Cadbury plc 2008 International
       Savings Related Share Option Scheme, The Cadbury
       plc 2008 US Employees Share Option Plan, The
       Cadbury plc 2008 Americas Employees Share Option
       Plan, The Cadbury plc 2008 Asia Pacific Employee
       Share Acquisition Plan, The Choices 2008 Share
       Incentive Plan and The Cadbury plc 2008 Irish
       Employee Share Scheme, the principal terms,
       as specified

7.     Authorize the Directors of Cadbury plc, subject           Mgmt          For                            For
       to and conditional upon the Resolution 1, to
       establish Employee Share Schemes in addition
       to those mentioned in the Resolutions 5 and
       6 [the Schemes] for the benefit of the overseas
       employees of Cadbury plc and its subsidiaries
       provided that such additional schemes operate
       within the equity dilution limits applicable
       to the Schemes and [save to the extent necessary
       or desirable to take account of overseas tax,
       securities and exchange control laws] such
       additional schemes do not confer upon participants
       benefits which are greater than those which
       could be obtained from the Schemes and that,
       once such additional schemes have been established,
       they may not be amended without the approval
       of the Cadbury plc Shareowners if such approval
       would be required to amend the corresponding
       provisions of the Schemes

8.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolutions 1 and 5, the proposed increase
       in the maximum value of an annual award under
       The Cadbury plc 2008 Long Term Incentive Plan
       to 300% of basic pay




--------------------------------------------------------------------------------------------------------------------------
 CADBURY SCHWEPPES PLC                                                                       Agenda Number:  701496350
--------------------------------------------------------------------------------------------------------------------------
    Security:  G17444152                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  GB0006107006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, [with or without modification], a Scheme         Mgmt          For                            For
       of Arrangement [the Scheme] proposed to be
       made between the Company and the Scheme Shareholders
       [as defined in the Scheme]




--------------------------------------------------------------------------------------------------------------------------
 CALSONIC KANSEI CORPORATION                                                                 Agenda Number:  701631409
--------------------------------------------------------------------------------------------------------------------------
    Security:  J50753102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3220400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Change Company's Location              Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Allow Board to Authorize Use of Stock-Linked              Mgmt          Against                        Against
       Incentive Plan for Directors

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 CALTEX AUSTRALIA LTD                                                                        Agenda Number:  701496590
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q19884107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  AU000000CTX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Chairman will present an incident free operations     Non-Voting
       topic to the AGM

2.     The Chairman and the Managing Director and Chief          Non-Voting
       Executive Officer will make presentation to
       shareholders

3.     The Chairman will discuss key issues raised               Non-Voting
       by shareholders prior to the AGM and, during
       the discussion, will invite questions from
       shareholders regarding these key issuer

4.     Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report for Caltex
       Australia Limited [and the Caltex Australia
       Group] for the YE 31 DEC 2007 will be laid
       before the meeting

5.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the YE 31 DEC
       2007

6.     Approve to increase of AUD 200,000 in the total           Mgmt          For                            For
       remuneration pool available for Board fees
       paid to Non-Executive Directors of Caltex Australia
       Limited from AUD 1,400,000 [inclusive of statutory
       entitlements] to AUD 1,600,000 inclusive of
       statutory entitlements] with effect from 01
       JAN 2008

7.     Elect Mr. Greig Gailey as a Director of Caltex            Mgmt          For                            For
       Australia Limited in accordance with, and on
       the terms as specified

8.     Questions and Comments                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN IMPERIAL BANK OF COMMERCE CIBC, TORONTO ON                                         Agenda Number:  701455025
--------------------------------------------------------------------------------------------------------------------------
    Security:  136069101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2008
        ISIN:  CA1360691010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial statements for the YE               Non-Voting
       31 OCT 2007 and the Auditors' report on the
       statements

1.     Appoint the Auditors                                      Mgmt          For                            For

2.1    Elect Mr. Brent S. Belzberg as a Director                 Mgmt          For                            For

2.2    Elect Mrs. Jalynn H. Bennett as a Director                Mgmt          For                            For

2.3    Elect Mr. Gary F. Colter as a Director                    Mgmt          For                            For

2.4    Elect Mr. William L. Duke as a Director                   Mgmt          For                            For

2.5    Elect Mr. Ivan E.H. Duvar as a Director                   Mgmt          For                            For

2.6    Elect Mr. William A .Etherington as a Director            Mgmt          For                            For

2.7    Elect Mr. Gordon D. Giffin as a Director                  Mgmt          For                            For

2.8    Elect Ms. Linda S. Hasenfratz as a Director               Mgmt          For                            For

2.9    Elect Mr. John S. Lacey as a Director                     Mgmt          For                            For

2.10   Elect Mr. Nicholas D. Le Pan as a Director                Mgmt          For                            For

2.11   Elect Mr. John P. Manley as a Director                    Mgmt          For                            For

2.12   Elect Mr. Gerald T. McCaughey as a Director               Mgmt          For                            For

2.13   Elect Mr. Robert J. Steacy as a Director                  Mgmt          For                            For

2.14   Elect Mr. Ronald W. Tysoe as a Director                   Mgmt          For                            For

2.15   Elect Mrs. Leslie Rahl as a Director                      Mgmt          For                            For

2.16   Elect Mr. Charles Sirois as a Director                    Mgmt          For                            For

2.17   Elect Mr. Stephen G. Snyder as a Director                 Mgmt          For                            For

3.A    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Ratify the report of the Management resources
       and Compensation Committee; as specified

3.B    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the CIBC encourage shareholder loyalty
       by adding a 10% hike to the dividends normally
       paid out on shares held for more than 2 years;
       as specified

3.C    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the shareholder voting rights be conferred
       after a minimum holding period of 1 year; as
       specified

3.D    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the CIBC bylaws provide, in the event
       of a merger or acquisition, for paying into
       the employee pension fund an amount equal to
       twice the bonuses and compensation benefits
       paid to the Executives and the Directors; as
       specified

3.E    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve that there should be the same number
       of men and women on the CIBC Board of Directors,
       3 years from the adoption of this proposal;
       as specified

3.F    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the annual report and the Management
       proxy circular disclose the equity ratio between
       the total compensation of the highest paid
       executives of CIBC including annual salary,
       bonuses, gratuities, payments under long-term
       premium programs and any other form of compensation
       and that of average employee compensation;
       as specified

3.G    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the compensation policy of the 5 most
       Senior Executives of CIBC be previously adopted
       by shareholders, as well as the fees of Members
       of the Board of Directors; as specified

3.H    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the CIBC regulate the exercising of
       options allocated to the Senior Executives
       and the Directors of our Companies, stipulating
       that such options may not be exercised before
       the end of the mandates; as specified

3.I    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the strong concerns expressed by many
       observes and regulators with respect to the
       effects of hedge funds and subprime mortgages
       on the stability of the financial system, it
       is proposed that the bank disclose information
       on its direct or indirect participation in
       this type of activity; as specified

3.J    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Amend the Bylaws to install a mechanism of
       cumulative voting to elect Members of the Board
       of Directors; as specified

3.K    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to choose the candidates for the Director,
       CIBC's nominating Committee must give first
       priority to the nominees' ability to effectively
       represent the interests of shareholders; as
       specified

3.L    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the compensation programs for senior
       executives in the past decade shall be re-examined
       to ensure that they fully complied with Ontario
       Securities Commission regulations; as specified

3.M    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve that this bank shall, as soon as practical,
       implement a system of senior executive compensation
       that shifts the largest part of compensation
       from direct personal payments into charitable
       funds directed by the appropriate executives
       after retirement; as specified

3.N    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Approve that any Director who fails to receive
       a majority of for votes from shareholders participating
       in person or by proxy at the annual meeting
       must resign, and resignation must take effect
       unconditionally; as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NAT RES LTD MED TERM  NTS CDS-                                                     Agenda Number:  701559152
--------------------------------------------------------------------------------------------------------------------------
    Security:  136385101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA1363851017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Ms. Catherine M. Best as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.2    Elect Mr. N. Murray Edwards as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.3    Elect Honourable Gary A. Filmon as a Director             Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.4    Elect Ambassador Gordon D. Giffin as a Director           Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.5    Elect Mr. John G. Langille as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.6    Elect Mr. Steve W. Laut as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.7    Elect Mr. Keith A.J. MacPhail as a Director               Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.8    Elect Mr. Allan P. Markin as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.9    Elect Mr. Norman F. McIntyre as a Director of             Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.10   Elect Mr. Frank J. McKenna as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.11   Elect Mr. James S. Palmer as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.12   Elect Mr. Eldon R. Smith as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.13   Elect Mr. David A. Tuer as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, Calgary, Alberta as the Auditors
       of the Corporation for the ensuing year and
       authorize the Audit Committee of the Board
       of Directors of the Corporation to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NATL RY CO                                                                         Agenda Number:  701508802
--------------------------------------------------------------------------------------------------------------------------
    Security:  136375102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CA1363751027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       for the YE 31 DEC 2007 and the Auditor's reports
       thereon

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1. THANK YOU

1.1    Elect Mr. Michael R. Armellino as a Director              Mgmt          For                            For

1.2    Elect Mr. A. Charles Baillie as a Director                Mgmt          For                            For

1.3    Elect Hugh J. Bolton as a Director                        Mgmt          For                            For

1.4    Elect Mr. J.V. Raymond Cyr as a Director                  Mgmt          For                            For

1.5    Elect Mr. Gordon D. Giffin as a Director                  Mgmt          For                            For

1.6    Elect Mr. James K. Gray as a Director                     Mgmt          For                            For

1.7    Elect Mr. E. Hunter Harrison as a Director                Mgmt          For                            For

1.8    Elect Mr. Edith E. Holiday as a Director                  Mgmt          For                            For

1.9    Elect Mr. V. Maureen Kempston as a Director               Mgmt          For                            For

1.10   Elect Mr. Robert H. Lee as a Director                     Mgmt          For                            For

1.11   Elect Mr. Denis Losier as  a Director                     Mgmt          For                            For

1.12   Elect Mr. Edward C. Lumely as a Director                  Mgmt          For                            For

1.13   Elect Mr. David G.A. McLean as a Director                 Mgmt          For                            For

1.14   Elect Mr. Robert Pace as a Director                       Mgmt          For                            For

2.     Ratify KPMG LLP as the Auditors                           Mgmt          For                            For

3.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve to release environmental
       findings and report to shareholders on decommissioning
       of Algonquin park lane

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN PAC RY LTD                                                                         Agenda Number:  701515617
--------------------------------------------------------------------------------------------------------------------------
    Security:  13645T100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  CA13645T1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1. THANK YOU.

       Receive the consolidated financial statements             Non-Voting
       for the year ended 31 DEC 2004 and the Auditors'
       report thereon

1.1    Elect Mr. John E. Cleghorn as a Director                  Mgmt          For                            For

1.2    Elect Mr. Tim W. Faithfull as a Director                  Mgmt          For                            For

1.3    Elect Mr. Frederic J. Green as a Director                 Mgmt          For                            For

1.4    Elect Mr. Krystyna T. Hoeg as a Director                  Mgmt          For                            For

1.5    Elect Mr. Hon. John P. Manley as a Director               Mgmt          For                            For

1.6    Elect Mr. Linda J. Morgan as a Director                   Mgmt          For                            For

1.7    Elect Mr. Madeleine Paquin as a Director                  Mgmt          For                            For

1.8    Elect Mr. Michael E.J. Phelps as a Director               Mgmt          For                            For

1.9    Elect Mr. Roger Phillips as a Director                    Mgmt          For                            For

1.10   Elect Mr. Hartley T. Richardson as a Director             Mgmt          For                            For

1.11   Elect Mr. Michael W. Wright as a Director                 Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For

3.     Approve the Shareholders Rights Plan                      Mgmt          For                            For

4.     Approve: i] amend the provisions for the MSOIP;           Mgmt          For                            For
       ii] extending the term of options expiring
       during a blackout; iii] reducing the term of
       options on the retirement of a participant
       in the MSOIP; and iv] providing for immediate
       vesting of regular options on the death of
       a participants in the MSOIP

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN TIRE LTD                                                                           Agenda Number:  701516215
--------------------------------------------------------------------------------------------------------------------------
    Security:  136681202                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA1366812024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Robert M. Franklin as a Director                Mgmt          For                            For

1.2    Elect Mr. Frank Potter as a Director                      Mgmt          For                            For

1.3    Elect Mr. Timothy R. Price as a Director                  Mgmt          For                            For

       PLEASE BE ADVISED THAT THESE SHARES HAVE NO               Non-Voting
       VOTING RIGHTS. THIS MEETING IS FOR INFORMATION
       ONLY PURPOSE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN UTILS LTD                                                                          Agenda Number:  701546066
--------------------------------------------------------------------------------------------------------------------------
    Security:  136717832                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA1367178326
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

A.     To receive the consolidated financial statements          Non-Voting
       for the YE 31 DEC 2007, accompanied by the
       report of the Auditor

B.     To elect the Directors                                    Non-Voting

C.     To appoint the Auditor                                    Non-Voting

D.     To transact such other business as may properly           Non-Voting
       come before the meeting or any adjournment
       thereof




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701477398
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05124144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate Auditors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CANON MARKETING JAPAN INC.                                                                  Agenda Number:  701477401
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05166111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3243600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAP GEMINI SA, PARIS                                                                        Agenda Number:  701470825
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13587120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  FR0000125338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

O.1    Receive the report of the Board of Directors              Mgmt          Abstain                        Against
       and the Auditors' approve the Company's financial
       statements for the YE 31 DEC 2007, as presented,
       earnings for FY: EUR 496,620,020.93 accordingly;
       grant discharge to the Board of Directors for
       the performance of its duties during the said
       FY

O.2    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, net profit group
       share of EUR 440,000,000.00

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L. 225-38 of
       the French Commercial Code; approve said report

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: distributable
       income: EUR 496,620,020.93 legal reserve: EUR
       1,074,961.60 dividends: EUR 145,425,510.00
       retained earnings: EUR 350,119,549.33 the shareholders
       will receive a net dividend of EUR 1.00 per
       and will entitle to the 40 per cent deduction
       provided by the French Tax Code this dividend
       will be paid on 24 APR 2008 in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account as required by law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as follows :no dividend paid for
       FY 2004 EUR 0.50 for FY 2005 EUR 0.70 for FY
       2006

O.5    Approve to renew the appointment of Mr. Pierre            Mgmt          For                            For
       Hessler as a censor for a 2-year period

O.6    Approve to renew the appointment of Mr. Geoff             Mgmt          For                            For
       Unwin as a censor for a 2-year period

O.7    Approve to renew the appointment of the Company           Mgmt          For                            For
       PricewaterhouseCoopers audit as an Auditor
       for a 6-year period

O.8    Approve to renew the appointment of the Company           Mgmt          For                            For
       KPMG as an Auditor for a 6-year period

O.9    Approve to ratify the appointment of Mr. Etienne          Mgmt          For                            For
       Boris as a Deputy Auditor, to replace Mr. Philippe
       Gueguen, for the remainder of Mr. Philippe
       Gueguen's term of office; approve the financial
       statements for the FY 2013

O.10   Approve to ratify the appointment of Mr. Bertrand         Mgmt          For                            For
       Vialatte as a Deputy Auditor, to replace Mr.
       Guillaume Livet, for the remainder of Mr. Guillaume
       Livet's term of office; approve the financial
       statements for the FY 2013

O.11   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, maximum
       purchase price: EUR 70.00, maximum number of
       shares to be acquired: 10 % of the share capital,
       maximum funds invested in the share buybacks:
       EUR 1,017,978,570.00 this authorization is
       given for a 18-month period to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities this supersedes
       the fraction unused of the granted by the shareholders'
       meeting of 26 APR 2007 in its resolution number
       7

E.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan ,up to a maximum
       of 10 % of the share capital over a 24-month
       period this is given for a 24-month period
       the shareholders' meeting delegates all powers
       to the board of directors to take all necessary
       measures and accomplish all necessary formalities
       this supersedes the fraction unused of the
       by the shareholders' meeting of 26 APR 2007
       in its resolution number 8

E.13   Authorize the Board of Directors in order the             Mgmt          For                            For
       share capital, in one or more occasions and
       at its sole discretion [-] up to a maximum
       nominal amount of EUR 1,500,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the By-laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively or simultaneously this
       delegation is given for a 26-month period this
       supersedes the fraction unused of the granted
       by the shareholders' meeting of 11 MAY 2006
       in its resolution number 22

E.14   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 465,000,000.00, by issuance,
       with preferred subscription rights maintained,
       of shares and or debt securities the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 3,500,000,000.00
       this authorization is granted for a 26-month
       period, all powers to charge the share issuance
       costs against the related premiums this supersedes
       the fraction unused of the shareholders' meeting
       of 11 MAY 2006 in its resolution number 23

E.15   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 200,000,000.00, by issuance
       of shares and or debt securities the maximum
       nominal amount of debt securities which 1,500,000,000.00
       this is granted for a 26-month period the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights to the Board
       of Directors, all powers to charge the share
       issuance costs against the related premiums
       this supersedes the fraction unused of the
       granted by the shareholders' meeting of 11
       2006 in its resolution number 24

E.16   Authorize the Board of Directors may decide               Mgmt          For                            For
       to increase the number of securities to be
       issued in the event of a capital increase,
       at the same price as the initial issue, within
       the frame of Articles L.225-135-1 and R 225-118
       of the French Code DU Commerce and up to a
       maximum value set forth in resolutions number
       14 and 15

E.17   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company or by way of issuing,
       up to 10 % of the share capital, shares or
       securities giving access to the capital, in
       consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital this is granted for a 26-month period
       the maximal nominal amount of capital increases
       to be carried out under this delegation of
       shall not exceed EUR 200,000,000.00. the nominal
       amount of debt securities issued shall not
       exceed EUR 1,500,000,000.00 this amount shall
       count against the overall value set forth in
       resolution number 15 the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights the shareholders' meeting
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       the delegates to the board of directors, all
       powers to charge the share issuance costs against
       the related premiums this supersedes the fraction
       unused of the granted by the shareholders'
       meeting of 11 MAY 2006 in its resolution number
       26

E.18   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to: [-] the capital increases to be carried
       out with the use of the delegations given by
       resolutions number 14, 15, 16 and 17 shall
       not exceed EUR 465,000,000.00 [-] the issues
       of debt securities to be carried out with the
       use of the delegation(s) given by resolution(s)
       number 14, 15, 16 and 17 shall not exceed EUR
       3,500,000,000.00

E.19   Approve to increase the share capital, up to              Mgmt          Against                        Against
       25 % of the share capital, by the issuance
       of warrants giving right to subscribe to shares
       the shareholders' meeting resolves to waive
       the preferential subscription rights of the
       shareholders to the warrants and to reserve
       the right to issue warrants to the holders
       of warrants to subscribe to shares these new
       shares will subject to the statutory provisions
       and will grant entitlement to the distribution
       of dividend, as from the first day of the FY
       the warrants to subscribe to shares are exercised;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities following the reading report of
       the Board of Directors, the shareholders' meeting
       decides that the various delegations given
       to it at the present meeting shall be used
       in whole or in part in accordance with t he
       legal provisions in force, during periods when
       cash or stock tender offers are in effect for
       the Company's shares for an 18-month period,
       starting from the date of the present meeting

E.20   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on the condition of performance, on one
       or more occasions, existing or future shares,
       in favour of the employees or the Corporate
       Officers of the Company and related Companies
       they may not represent more than 1 % of the
       share capital the present delegation is given
       for a 12-month period to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.21   Authorize the Board of Directors to proceed,              Mgmt          For                            For
       in one or more issues, with the issuance of
       warrants and or refundable equity warrants
       consequently, the Board of Directors to increase
       the capital by a maximum nominal value of EUR
       24,000,000.00, by the issuance of 3,000,000
       shares of EUR 8.00 nominal value each the shareholders'
       meeting resolves to waive the preferential
       subscription rights of the shareholders to
       the warrants and or refundable equity warrants
       to the profit of employees and Corporate Officers
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       is given for an 18-month period

E.22   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan this delegation
       is given for a 26-month period and for a maximum
       amount of 6,000,000 shares the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities to
       the Board of Directors all powers to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to one-tenth
       of the new capital after each increase this
       supersedes the fraction unused of the granted
       by the shareholders' meeting of 11 MAY 2006
       in its resolution number 28

E.23   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, in France or abroad, by issuance
       of shares reserved to the company Cap Gemini
       employees worldwide SAS, up to a maximum of
       2 millions shares this is granted for a 18-month
       period the shareholders' meeting decides to
       cancel the shareholders' preferential subscription
       rights the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       the Board of Directors all powers to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to one-tenth
       of the new capital after each increase

E.24   Amend Article number 10 of the By-Laws                    Mgmt          Against                        Against

E.25   Authorize the bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505868
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y10923103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the YE
       31 DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend 1-tier of              Mgmt          For                            For
       SGD 0.08 per share and a special 1-tier dividend
       of SGD 0.07 per share for the YE 31 DEC 2007

3.     Approve the Directors' fees of SGD 1,323,900              Mgmt          For                            For
       for the YE 31 DEC 2007

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.4    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. Jackson Peter Tai as a Director,             Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Dr. Victor Fung Kwok King as a Director,         Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

7.     Transact other business                                   Non-Voting

8.a    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: a) i) issue shares in
       the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the issued shares in
       the capital of the Company [as calculated in
       accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued shares in the capital of
       the Company [as calculated in accordance this
       resolution]; 2) [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued, the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; and 3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force (unless
       such compliance has been waived by the SGX-ST)
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]

8.b    Authorize the Directors to: a) grant awards               Mgmt          For                            For
       in accordance with the provisions of the Capita
       Land Performance Share Plan [ Performance Share
       Plan] and/or the Capita Land Restricted Stock
       Plan [Restricted Stock Plan] and; b) allot
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the Capita land Share Option Plan and/or
       such number of fully paid shares in the Company
       as may be required to be issued pursuant to
       the vesting of awards under the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Capita
       land Share Plan, Performance Share Plan and
       Restricted Stock Option Plan shall not exceeding
       15% of the total issued shares in the capital
       of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701505882
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y10923103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire ordinary shares
       in the capital of the Company [Shares] not
       exceeding in aggregate the Maximum Limit [as
       specified], at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price [as specified],
       whether by way of; (i) market purchase(s) on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or
       (ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       scheme(s) shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGXST or, as the case may
       be, Other Exchange as may for the time being
       be applicable, and approve the generally and
       unconditionally [the Share Purchase Mandate];[Authority
       expires the earlier at the conclusion of the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by Law to be held]; in this Resolution: Average
       Closing Price means the average of the last
       dealt prices of a Share for the 5 consecutive
       Market Days on which the Shares are transacted
       on the SGX-ST or, as the case may be, Other
       Exchange immediately preceding the date of
       market purchase by the Company or, as the case
       may be, the date of the making of the offer
       pursuant to the off-market purchase, and deemed
       to be adjusted in accordance with the listing
       rules of the SGX-ST for any corporate action
       which occurs after the relevant 5-day period;
       date of the making of the offer& means the
       date on which the Company makes an offer for
       the purchase or acquisition of Shares from
       shareholders, stating therein the purchase
       price (which shall not be more than the Maximum
       Price) for each Share and the relevant terms
       of the equal access scheme for effecting the
       off-market purchase; Market Day means a day
       on which the SGX-ST is open for trading in
       securities; Maximum Limit& means that number
       of Shares representing 10% of the issued Shares
       as at the date of the passing of this Resolution
       [excluding any Shares which are held as treasury
       shares]; and; Maximum Price in relation to
       a Share to be purchased or acquired, means
       the purchase price [excluding brokerage, commission,
       applicable goods and services tax and other
       related expenses] which shall not exceed: (i)
       in the case of a market purchase of a Share,
       105% of the Average Closing Price of the Shares;
       and (ii) in the case of an off-market purchase
       of a Share pursuant to an equal access scheme,
       110% of the Average Closing Price of the Shares;
       and authorize the Directors of the Company
       and/or to complete and do all such acts and
       things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company, as specifed




--------------------------------------------------------------------------------------------------------------------------
 CARLSBERG AS (FORMERLY UNITED BREWERIES CARLSBERG-TUBORG AS DE FORENEDE BRYGGERI            Agenda Number:  701468488
--------------------------------------------------------------------------------------------------------------------------
    Security:  K36628137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Mar-2008
        ISIN:  DK0010181759
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the activities of the               Mgmt          Abstain                        Against
       Company in the past year

2.     Approve the audited annual report and grant               Mgmt          Abstain                        Against
       discharge to the Board of Directors and the
       Executive Board from their obligations

3.     Approve the distribution of the profit for the            Mgmt          For                            For
       year, including declaration of the dividends

4.     Authorize the Board of Directors of Carlsberg             Mgmt          For                            For
       A/S, with reference to Section 48 of the Danish
       Public Companies Act, to acquire treasury shares
       at a nominal value of up to 10% of the nominal
       share capital at the price quoted on the Copenhagen
       Stock Exchange at the time of acquisition with
       a deviation of up to 10%; [Authority expires
       at the end of next AGM]

5.a    Grant authority to increase the share capital             Mgmt          For                            For
       of the Company issued to the Board of Directors
       in Article 8[1] of the Articles of Association
       by DKK 3,104,313,600 to DKK 3,200,000,000;
       amend the Article 8(1-3) of the Articles of
       Association as specified

5.b    Amend the Articles 15(1) and 18 of the Articles           Mgmt          For                            For
       of Association as specified

5.c    Amend the Article 20(1) of the Articles of Association    Mgmt          For                            For
       as specified

5.d    Approve to stipulate the specified guidelines             Mgmt          For                            For
       concerning incentive programmes for the Executive
       Board and to include a new provision in Article
       30(4) of Articles of Association as specified

6.     Re-elect Professor D.Sc. Flemming Besenbacher,            Mgmt          For                            For
       Professor. D. Phil Per Ohrgaard, Professor.
       D. Phil. Axel Michelsen as the Members of the
       Board of Directors and elect the Managing Director
       Mr. Jess Soderberg as a new Member of Board
       of Directors

7.     Elect KPMG C. Jespersen Statsautoriseret Revisionspartnerselskab,Mgmt          For                            For
       state-authorised Public Accountant, to audit
       the accounts for the current year

8.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       any such changes and amendments in the material
       approved, in the Articles of Association and
       in other relations which the Danish Commerce
       and Companies Agency may require in order to
       register the material approved at the AGM




--------------------------------------------------------------------------------------------------------------------------
 CARNIVAL PLC                                                                                Agenda Number:  701486210
--------------------------------------------------------------------------------------------------------------------------
    Security:  G19081101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  GB0031215220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. Micky Arison as a Director of Carnival       Mgmt          For                            For
       Corporation & Carnival PLC

2.     Re-elect Mr. Ambassador Richard G. Capen Jr.              Mgmt          For                            For
       as a Director of Carnival Corporation & Carnival
       Plc

3.     Re-elect Mr. Robert H. Dickinson as a Director            Mgmt          For                            For
       of Carnival Corporation & Carnival Plc

4.     Re-elect Mr. Arnold W. Donald as a Director               Mgmt          For                            For
       of Carnival Corporation & Carnival Plc

5.     Re-elect Mr. Pier Luigi Foschi as a Director              Mgmt          For                            For
       of Carnival Corporation & Carnival Plc

6.     Re-elect Mr. Howard S. Frank as a Director of             Mgmt          For                            For
       Carnival Corporation & Carnival Plc

7.     Re-elect Mr. Richard J. Glasier as a Director             Mgmt          For                            For
       of Carnival Corporation & Carnival Plc

8.     Re-elect Mr. Modesto A. Maidique as a Director            Mgmt          For                            For
       of Carnival Corporation & Carnival Plc

9.     Re-elect Sir. John Parker as a Director of Carnival       Mgmt          For                            For
       Corporation & Carnival Plc

10.    Re-elect Mr. Peter G. Ratcliffe as a Director             Mgmt          For                            For
       of Carnival Corporation & Carnival Plc

11.    Re-elect Mr. Stuart Subotnick as a Director               Mgmt          For                            For
       of Carnival Corporation & Carnival Plc

12.    Re-elect Ms. Laura Weil as a Director of Carnival         Mgmt          For                            For
       Corporation & Carnival Plc

13.    Re-elect Mr. Uzi Zucker as a Director of Carnival         Mgmt          For                            For
       Corporation & Carnival Plc

14.    Re-appoint Carnival Plc's Independent Auditors            Mgmt          For                            For
       and ratify Carnival Corporation's independent
       registered certified public accounting firm

15.    Authorize Carnival Plc's Audit Committee to               Mgmt          For                            For
       agree the remuneration of the independent Auditors

16.    Receive the Carnival Plc annual accounts & reports        Mgmt          For                            For

17.    Approve Carnival Plc's Directors' remuneration            Mgmt          For                            For
       report

18.    Approve to renew Carnival Plc Section 80 authority        Mgmt          For                            For

S.19   Approve to renew Carnival Plc Section 89 authority        Mgmt          For                            For

S.20   Authorize Carnival Plc to make market purchases           Mgmt          For                            For
       of ordinary shares of USD 1.66 each in the
       capital of Carnival Plc




--------------------------------------------------------------------------------------------------------------------------
 CARREFOUR SA, PARIS                                                                         Agenda Number:  701486587
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13923119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  FR0000120172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee,           Mgmt          Abstain                        Against
       the Supervisory Board and the Auditors, approve
       the financial statements for the YE 2007 as
       presented accordingly, the shareholders' meeting
       gives permanent discharge to the Executive
       Committee for the performance of their duties
       during the said FY

O.2    Receive the reports of the Executive Committee,           Mgmt          Abstain                        Against
       the Supervisory Board and the Auditors, approve
       the consolidated financial statements for the
       said FY in the form presented to the meeting

O.3    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Jose Louis
       Duran; the Chairman of the Executive Committee

O.4    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Gilles
       Petit, the Member of the Executive Committee

O.5    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Guy Yraeta,
       the Member of the Executive Committee

O.6    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code; the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Thierry
       Garnier, the Member of the Executive Committee

O.7    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code, the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Javier
       Compo, the Member of the Executive Committee

O.8    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       the agreements governed by the Articles L.
       225.90.1 of the French Commercial Code, the
       said report and the disposition foreseen by
       the Supervisory Board regarding Mr. Jose Maria
       Folache, the Member of the Executive Committee

O.9    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       the agreements governed by Articles L. 225.90.1
       of the French Commercial Code; the said report
       and the disposition foreseen by the Supervisory
       Board regarding Mr. Jacques Bauchet, the Member
       of the Executive Committee

O.10   Approves the recommendations of the Executive             Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 4,861,628,153.20 previous retained
       earnings: EUR 360,625,087.72 distributable
       income EUR 5,222,253,240.92 dividends: EUR
       761,294,933.28 retained earnings EUR 4,460,958,307.64
       and the shareholders will receive a net dividend
       of EUR 1.08 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 23 APR
       2008 as required by Law, it is reminded that
       for the 3 FY the dividends paid were as follows:
       EUR 0.94 for FY 2004 EUR 1.00 for FY 2005 EUR
       1.03 for FY 2006

O.11   Authorize the Executive Committee, to buy back            Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 65.00, maximum number of
       shares to be acquired 10% of the share capital,
       the maximum funds invested in the share buybacks:
       EUR 4,550,000,000.00; and to delegate all powers
       to Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shared holders meeting of 30 APR 2007 [Authority
       after18 months];

E.12   Authorize the Executive Committee, to reduce              Mgmt          For                            For
       the share capital, on 1 or more accessions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with the Stock Repurchase Plan authorized
       by Resolution Number 11 of the present meeting
       and or by canceling shares already held by
       the Company, up to a maximum 10% of the share
       capital over a 24 month period; and to delegate
       all powers to Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shared holders meeting of 30 APR 2007;
       [Authority expires after 18 months]

E.13   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by in favor of employees
       and Corporate officers of the Company who are
       the Members of a Company Savings Plan; for
       a nominal amount that shall not exceed EUR
       29,000,000.00; to cancel the shareholders preferential
       subscription rights in favor of he employees
       of entities defined by the shareholders meeting;
       and delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 26 months]

E.14   Authorize the Executive Committee, to grant               Mgmt          For                            For
       for free, on 1 or more occasions existing or
       future shares, in favor of Employees and Corporate
       officers of the Company and related Companies,
       they may not represent more than 0.2% of the
       share capital; to cancel the shareholders preferential
       subscription rights; and to delegate all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 20 APR 2005; [Authority
       expires after 38 months]




--------------------------------------------------------------------------------------------------------------------------
 CASINO GUICHARD PERRACHON, SAINT ETIENNE                                                    Agenda Number:  701557970
--------------------------------------------------------------------------------------------------------------------------
    Security:  F14133106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  FR0000125585
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented, showing income of EUR 541,111,604.63
       on 11 JUN 2007, the Company was holding 112,942
       ordinary shares and, the amount of the dividends
       on such shares [i. e. EUR 242,825.30] had bee
       n allocated to the retained earnings account

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       profit group share of EUR 813,502,000.00

O.3    Approve the recommendation of the Board of Directors      Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: income for the FY:
       EUR 541,111,604.63 to the legal reserve: EUR
       29,685.07 prior retained earnings [FY 2006):
       EUR 2,497,542,871.01 distributable income:
       EUR 3,038,624,790.57 preferential dividend,
       to the 15 ,124,256 non voting shares: EUR 1,735,508.38
       first dividend to be paid to the 96,992,416
       ordinary shares: EUR 7,419,919.82 balance:
       EUR 3,02 9,469,362.37 additional dividend:
       to the ordinary shares: EUR 215, 662,636.98,
       to the preferential shares: EUR 33,655,250.66;
       to the retained earnings: EUR 2,780,151,474
       .73; net dividend of EUR 2.30: to be paid to
       each ordinary shares; preferential dividend
       to be granted to each non voting shares: EUR
       2.3 4; the dividends to be granted to the shareholders
       will entitle, for natural persons fiscally
       domiciled in France, to the 40 % deduction
       provided by the French tax Code;. this dividend
       will be paid on 10 JUN 2008; in the event that
       Casino holds some of its own shares on the
       day the dividends are paid, the amount of the
       unpaid dividend on such shares shall be allocated
       to the retained earnings account as required
       by law, it is reminded that , for the last
       3 financial years, the dividends paid, were
       as follows: EUR 2.08 [ordinary shares] and
       EUR 2.12 [preferential dividend f or non voting
       share] for FY 2004, entitled for natural persons,
       to the 50 % deduction provided by the French
       tax code, EUR 2.08 [ordinary shares] and EUR
       2.12 [preferential dividend for non voting
       share] for FY 2005, entitled for natural persons,
       to the 40 % deduction provided by the French
       Tax Code, EUR 2.15 [ordinary shares] and EUR
       2.19 [preferential dividend for non voting
       share] for FY 2006, entitled for natural persons,
       to the 40 % deduction provided by the French
       Tax Code

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.38 of
       the French Commercial Code, and approve said
       report and the agreements referred to therein

O.5    Authorize the Board of Directors to Buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00 per each ordinary
       share and EUR 90.00 per each non voting share
       with preferential dividend, maximum number
       of shares to be acquired: 10 % of the share
       capital [i. e. On 31 MAR 2008: 10,926,339 shares:
       9,464,416 ordinary shares and 1,461,923 non
       votings hare with preferential dividend], maximum
       funds invested in the share Buybacks: EUR 1,078,000,000.00;
       [ Authority expires at 18 month period]; and
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.6    Ratify and appoint Mr. Matignon Diderot as a              Mgmt          For                            For
       Director of the Company, to replace the Company
       Euris, for the remainder of the Company Euris's
       term of office, i.e. until the ordinary shareholders'
       meeting to be called to in 2009 to deliberate
       upon the annual financial statements for FYE
       31 DEC 2008

O.7    Approve to renew the appointment of the Company           Mgmt          Against                        Against
       Mr. Euris as Director for a 3 year period

O.8    Ratify the transfer of the head office of the             Mgmt          For                            For
       Company to: 1 esplanade de France, 42000 Saint
       Etienne

E.9    Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees and,
       or the managing executives of the Company and
       related Companies or Groups; they may not represent
       more than 2 % of the share capital; [Authority
       expires at 38 month period]; approve to cancel
       the shareholders' preferential subscription
       rights in favour of the beneficiaries aforementioned,
       and to take all necessary measures and accomplish
       all necessary formalities

E.10   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       when a public offer is in effect for the Company's
       shares, in one or more issues, with the issue
       of warrants giving the right to subscribe [preferential
       terms] for shares of the Company and their
       allocation for free to all the shareholders
       of the Company; consequently, to increase the
       capital by a maximum nominal value of EUR 150,000,000.00
       [this ceiling is different of any ceiling related
       to the issues of cap ital securities or securities
       giving access to the capital] and to take all
       necessary measures and accomplish all necessary
       formalities

E.11   Approve the merger by absorption of Boueau                Mgmt          For                            For

E.12   Approve the merger by absorption of Saco                  Mgmt          For                            For

E.13   Approve the Merger by absorption of Vulaines              Mgmt          For                            For
       distribution

E.14   Acknowledge the completion of capital increase            Mgmt          For                            For
       pursuant to items 11 to 13, and amend By laws
       accordingly




--------------------------------------------------------------------------------------------------------------------------
 CASIO COMPUTER CO.,LTD.                                                                     Agenda Number:  701621395
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05250139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3209000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CATHAY PAC AWYS LTD                                                                         Agenda Number:  701508232
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y11757104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  HK0293001514
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the report of the Directors and the               Non-Voting
       Audited accounts for the YE 31 DEC 2007

1.     Declare a final dividend                                  Mgmt          For                            For

2.A    Re-elect Mr. Martin Cubbon as a Director                  Mgmt          Against                        Against

2.B    Re-elect Mr. James Wyndham John Hughes-Hallett            Mgmt          Against                        Against
       as a Director

2.C    Re-elect Mr. John Robert Slosar as a Director             Mgmt          Against                        Against

3.     Re-appoint KPMG as the Auditors and authorize             Mgmt          Against                        Against
       the Directors to fix their remuneration

4.     Authorize the Directors to make on-market share           Mgmt          For                            For
       repurchase [within the meaning of the code
       on share repurchases], the aggregate nominal
       amount of the Company's shares which may be
       repurchased pursuant to the approval in this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the shares in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which will or might require the exercise of
       such powers during or after the end of the
       relevant period, the aggregate nominal amount
       of shares allotted or agreed conditionally
       or unconditionally t be allotted [whether pursuant
       to an option or otherwise] by the Directors,
       otherwise than pursuant to: i) a rights issue;
       or ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the shares in issue
       at the date of passing this resolution provided
       that the aggregate nominal amount of shares
       so allotted[or so agreed conditionally or unconditionally
       to be allotted] pursuant to this resolution
       wholly for cash shall not exceed 5% of the
       aggregate nominal amount of the shares in issue
       at the date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CELESIO AG, STUTTGART                                                                       Agenda Number:  701499938
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1497R112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DE000CLS1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 130,977,000 as follows: Payment
       of a dividend of EUR 0.77 per no-par share
       Ex-dividend and payable date: 02 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst & Young AG, Stuttgart

6.     Authorization to acquire own shares; the company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at a price
       differing neither more than 10% from the market
       price of the shares if they are acquired through
       the Stock Exchange, nor more than 20%, if they
       are acquired by way of a repurchase offer,
       on or before 29 OCT 2008; the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the Stock
       Exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or for satisfying option or conversion rights,
       and to retire the shares

7.     Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds, the creation of contingent
       capital, and the corresponding amendment to
       the Article of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       of up to EUR 500,000,000, conferring convertible
       and/or option rights for shares of the Company,
       on or before 29 APR 2013; shareholders shall
       be granted subscription rights except for residual
       amounts, for the issue of bonds to holders
       of option and/or conversion rights for shares
       of the Company, and for the issue of bonds
       conferring convertible and/or option rights
       for shares of the Company of up to 10% of the
       share capital at a price not materially below
       their theoretical market value; the Company's
       share capital shall be increased accordingly
       by up to EUR 12,672,000 through the issue of
       up to 9,900,000 new registered no-par shares,
       in so far as convertible and/or option rights
       are exercised

8.A    Election of Dr. Eckhard Cordes to the Supervisory         Mgmt          Against                        Against
       Board

8.B    Election of Prof. Dr. Julius Michael Curtius              Mgmt          For                            For
       to the Supervisory Board

8.C    Election of Dr. Hubertus Erlen to the Supervisory         Mgmt          For                            For
       Board

8.D    Election of Mr. Hanspeter Spek to the Supervisory         Mgmt          For                            For
       Board

8.E    Election of Prof. Dr. Klaus Truetzschler to               Mgmt          Against                        Against
       the Supervisory Board

8.F    Election of Prof. Dr. Erich Zahn to the Supervisory       Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 CELESTICA INC                                                                               Agenda Number:  701508799
--------------------------------------------------------------------------------------------------------------------------
    Security:  15101Q108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CA15101Q1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Robert L. Crandall as a Director                Mgmt          For                            For

1.2    Elect Mr. William A. Etherington as a Director            Mgmt          For                            For

1.3    Elect Mr. Richard S. Love as a Director                   Mgmt          For                            For

1.4    Elect Mr. Craig H. Muhlhauser as a Director               Mgmt          For                            For

1.5    Elect Mr. Gerald W. Shwartz as a Director                 Mgmt          Against                        Against

1.6    Elect Mr. Charles W. Szuluk as a Director                 Mgmt          For                            For

1.7    Elect Mr. Don Tapscott as a Director                      Mgmt          For                            For

2.     Approve KPMG LLP as the Auditors and authorize            Mgmt          For                            For
       the Board to fix their remuneration

3.     Amend Bylaw No.1 [relating to the Board of Directors]     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL JAPAN RAILWAY COMPANY                                                               Agenda Number:  701627246
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05523105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3566800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTRICA PLC, WINDSOR BERKSHIRE                                                             Agenda Number:  701515364
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2018Z143                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2008
        ISIN:  GB00B033F229
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Ms. Mary Francis                                 Mgmt          For                            For

5.     Re-elect Mr. Paul Rayner                                  Mgmt          For                            For

6.     Re-elect Mr. Jake Ulrich                                  Mgmt          For                            For

7.     Re-appoint the Auditors                                   Mgmt          For                            For

8.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

9.     Grant authority for political donations and               Mgmt          For                            For
       expenditure in the European Union

10.    Authorize to allot shares                                 Mgmt          For                            For

11.    Grant authority to dissapply pre-emption rights           Mgmt          For                            For

12.    Grant authority to purchase own shares                    Mgmt          For                            For

13.    Adopt the New Article of Association                      Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CENTURY LEASING SYSTEM,INC.                                                                 Agenda Number:  701621345
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05607106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3424950008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          Against                        Against
       Reduce Board Size to 15

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT                                                Agenda Number:  701556029
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y13213106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Li Ka-shing as a Director                       Mgmt          For                            For

3.2    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            For

3.3    Elect Mr. Chung Sun Keung, Davy as a Director             Mgmt          For                            For

3.4    Elect Ms. Pau Yee Wan, Ezra as a Director                 Mgmt          For                            For

3.5    Elect Mr. Leung Siu Hon as a Director                     Mgmt          For                            For

3.6    Elect Mr. Simon Murray as a Director                      Mgmt          For                            For

3.7    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, be and is hereby generally and
       unconditionally approved, the aggregate nominal
       amount of shares of the Company to be repurchased
       by the Company pursuant to the approval in
       this resolution shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       Resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.3    Approve that the general mandate granted to               Mgmt          For                            For
       the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD                                                     Agenda Number:  701535532
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2098R102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  BMG2098R1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       reports of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mrs. Kwok Eva Lee as a Director                     Mgmt          For                            For

3.2    Elect Mrs. Sng Sow-Mei alias Poon Sow Mei as              Mgmt          For                            For
       a Director

3.3    Elect Mr. Colin Stevens Russel as a Director              Mgmt          For                            For

3.4    Elect Mr. Lan Hong Tsung, David as a Director             Mgmt          For                            For

3.5    Elect Mrs. Lee Pui Ling, Angelina as a Director           Mgmt          Against                        Against

3.6    Elect Mr. George Colin Magnus as a Director               Mgmt          Against                        Against

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of the resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of HKD 1.00 in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

5.3    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares pursuant to Resolution
       5.1 by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO LTD                                        Agenda Number:  701606343
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2112D105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  KYG2112D1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements together with the Directors'
       report and the Independent Auditor's report
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend in respect of the year           Mgmt          For                            For
       31 DEC 2007

3.A    Re-elect Mr. Zhu Keming as a Non-Executive Director       Mgmt          For                            For

3.B    Re-elect Mr. Zhang Wei as a Non-Executive Director        Mgmt          For                            For

3.C    Re-elect Mr. Zhu Junsheng as an Independent               Mgmt          For                            For
       Non-Executive Director

3.D    Re-elect Mr. Chen Shimin as an Non-Executive              Mgmt          For                            For
       Director

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors, subject to paragraph             Mgmt          For                            For
       as specified pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [the 'Listing Rules'],
       of all power of the Company to allot, issue
       and deal with any unissued shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including but not limited
       to warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such powers during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a rights issue; or (ii) an issue of shares
       upon the exercise of options which may be granted
       under any Share Option Scheme or under any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       officers and/or employees of the Company and/or
       any of its subsidiaries or any other person
       of shares or rights to acquire shares of the
       Company; or (iii) any scrip dividend schemes
       or similar arrangements providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; or (iv) a specific authority
       granted by the shareholders of the Company
       in general meeting; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws of the Cayman
       Islands to be held]

6.     Authorize the Directors, subject to paragraph             Mgmt          For                            For
       as specified, of all powers of the Company
       to repurchase shares of the Company on the
       Stock Exchange of Hong Kong Limited [the 'Stock
       Exchange'] or on any other Stock Exchange on
       which the shares of the Company may be listed
       and which is recognized by the Securities and
       Futures Commission of Hong Kong and the Stock
       Exchange for this purpose, subject to and in
       accordance with all applicable laws and/or
       the requirements of the Listing Rules or any
       other Stock Exchange as amended from time to
       time, generally and unconditionally; the aggregate
       nominal amount of shares of the Company which
       the Directors of the Company are authorized
       to repurchase pursuant to this resolution shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable laws of the
       Cayman Islands to be held]

7.     Approve to extend, conditional upon the Ordinary          Mgmt          For                            For
       Resolutions as specified in Resolutions 5 and
       6 of this meeting being passed, the general
       mandate granted to the Directors to allot,
       issue and deal in any unissued shares pursuant
       to the Resolution 5 as specified in this meeting
       by the addition to the aggregate nominal value
       of the share capital of the Company which may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       such general mandate of an amount representing
       the aggregate nominal value of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the Ordinary
       Resolution 6 as specified in this meeting,
       provided that such extended amount shall not
       exceed 10% of the total nominal value of the
       share capital of the Company in issue at the
       date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS HOLDINGS (INTERNATIONAL) CO LTD                                             Agenda Number:  701558061
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1489Q103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  HK0144000764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the Audited Consolidated             Mgmt          For                            For
       Financial Statements and the Report of the
       Directors and the Independent Auditor's Report
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Li Yinquan as a Director                     Mgmt          Against                        Against

3.ii   Re-elect Mr. Hu Jianhua as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Wang Hong as a Director                      Mgmt          Against                        Against

3.iv   Re-elect Mr. Tsang Kam Lan as a Director                  Mgmt          For                            For

3.v    Re-elect Mr. Lee Yip Wah Peter as a Director              Mgmt          For                            For

3.vi   Re-elect Mr. Li Kwok Heem John as a Director              Mgmt          Against                        Against

3.vii  Re-elect Mr. Li Ka Fai David  as a Director               Mgmt          For                            For

3viii  Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remuneration

5.A    Approve the subject to paragraph (c) of this              Mgmt          For                            For
       Resolution and pursuant to section 57B of the
       Companies Ordinance, the exercise by the Directors
       of the Company during the Relevant Period as
       specified of all the powers of the Company
       to allot, issue and deal with additional shares
       in the capital of the Company or securities
       convertible into such shares or options, warrants
       or similar rights to subscribe for any shares
       in the Company and to make or grant offers,
       agreements and options which might require
       the exercise of such power be and is hereby
       generally and unconditionally approved; (b)
       the approval in paragraph (a) of this Resolution
       shall authorize the Directors of the Company
       during the Relevant Period to make or grant
       offers, agreements and options which would
       or might require the exercise of such power
       after the end of the Relevant Period

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the stock Exchange] or any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       securities and futures commission and the stock
       exchange for this purpose, subject to and in
       accordance with all applicable laws and the
       requirements of the rules governing the listing
       of securities on the Stock Exchange [Listing
       Rules] or of any other stock exchange as amended
       from time to time, during relevant period,
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of the passing of this
       resolution and the said approval shall be limited
       accordingly; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable law to be held]

5.C    Approve, conditional upon Resolutions Number              Mgmt          For                            For
       5.A and 5.B as specified, the aggregate nominal
       amount of the number of shares in the capital
       of the Company which are repurchased by the
       Company under the authority granted to the
       Directors of the Company as specified in Resolution
       Number 5.B specified in the notice convening
       this meeting shall be added to the aggregate
       nominal amount of share capital that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to Resolution Number 5.A as specified,
       provided that the amount of share capital repurchased
       by the Company shall not exceed 10% of the
       total nominal amount of the share capital of
       the Company in issue on the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701538906
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y14965100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.i    Declare an ordinary final dividend for the YE             Mgmt          For                            For
       31 DEC 2007

2.ii   Declare a special final dividend for the YE               Mgmt          For                            For
       31 DEC 2007

3.i    Re-elect Mr. Lu Xiangdong as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Xue Taohai as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Huang Wenlin as a Director                   Mgmt          For                            For

3.iv   Re-elect Mr. Xin Fanfei as a Director                     Mgmt          For                            For

3.v    Re-elect Mr. Lo Ka Shui as a Director                     Mgmt          For                            For

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

5.     Authorize the Directors, to purchase shares               Mgmt          For                            For
       of HKD 0.10 each in the capital of the Company
       including any form of depositary receipt representing
       the right to receive such shares [Shares] and
       the aggregate nominal amount of Shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which securities of the Company may be listed
       and which is recognized for this purpose by
       the Securities and Futures Commission of Hong
       Kong and The Stock Exchange of Hong Kong Limited
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or within which the next AGM
       of the Company is required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereafter] provided that,
       otherwise than pursuant to i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [if the Directors
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or within which
       the next AGM of the Company is required by
       law to be held]

7.     Authorize the Directors, to issue, allot and              Mgmt          For                            For
       deal with shares by the number of shares repurchased
       up to 10% of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution, as specified
       in Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CHINA NETCOM GROUP CORP HONG  KONG LTD                                                      Agenda Number:  701407012
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1505N100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  HK0906028292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the continuing connected transactions             Mgmt          For                            For
       contemplated under the Engineering and Information
       Technology Services Agreement 2008 - 2010,
       as specified, together with the relevant annual
       caps and authorize the Directors of the Company
       to do all such further acts and things and
       execute such further documents and take all
       such steps which in their opinion may be necessary,
       desirable or expedient to implement and/or
       give effect to the terms of such continuing
       connected transactions

2.     Approve the continuing connected transactions             Mgmt          For                            For
       contemplated under the Domestic Interconnection
       Settlement Agreement 2008 - 2010 and the International
       Long Distance Voice Services Settlement Agreement
       2008 - 2010, as specified and for which continuing
       connected transactions no annual caps have
       been proposed and authorize the Directors of
       the Company to do all such further acts and
       things and execute such further documents and
       take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such continuing connected transactions

S.3    Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA NETCOM GROUP CORP HONG  KONG LTD                                                      Agenda Number:  701521432
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1505N100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0906028292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2007 and the reports of the Directors
       and the Auditors

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.I    Re-elect Mr. Zhang Chunjiang as a Director                Mgmt          Against                        Against

3.II   Re-elect Ms. Li Jianguo as a Director                     Mgmt          Against                        Against

3.III  Re-elect Mr. Zhang  Xiaotie as a Director                 Mgmt          Against                        Against

3.IV   Re-elect Mr. Cesareo Alierta Izuel as a Director          Mgmt          Against                        Against

3.V    Re-elect Mr. John Lawson Thornton as a Director           Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.     Authorize the Directors to purchase shares of             Mgmt          For                            For
       USD 0.04 each in the capital of the Company
       including any form of depositary receipt representing
       the right to receive such shares [Shares] during
       the relevant period, the aggregate nominal
       amount of shares which may be purchased on
       the Stock Exchange of Hong Kong Limited or
       any other stock exchange on which securities
       of the Company may be listed and which is recognized
       for this purpose by the securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited pursuant to the said approval,
       not exceeding or representing more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereafter] provided that,
       the aggregate nominal amount of the shares
       allotted not exceeding the aggregate of: a)
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; plus b) [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], otherwise than pursuant to: i)
       a rights issue where shares are offered to
       shareholders on a fixed record date in proportion
       to their then holdings of shares; ii) the exercise
       of options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

7.     Authorize the Directors of the Company referred           Mgmt          For                            For
       to in the Resolution 6 in respect of the share
       capital of the Company referred to in Resolution
       6 as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701423105
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15004107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the shareholders Agreement             Mgmt          For                            For
       [as specified], and the transactions contemplated
       thereunder and implementation thereof; and
       authorize any one Director of the Company and
       on behalf of the Company to execute all such
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the shareholders'
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES ENTERPRISE LTD                                                              Agenda Number:  701558085
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15037107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve to declare a final dividend                       Mgmt          For                            For

3.A    Re-elect Mr. Song Lin as a Director                       Mgmt          Against                        Against

3.B    Re-elect Mr. Chen Shulin as a Director                    Mgmt          Against                        Against

3.C    Re-elect Mr. Kwong Man Him as a Director                  Mgmt          Against                        Against

3.D    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          Against                        Against

3.E    Re-elect Mr. Du Wenmin as a Director                      Mgmt          Against                        Against

3.F    Re-elect Mr. Houang Tai Ninh as a Director                Mgmt          For                            For

3.G    Re-elect Dr. Li Ka Cheung, Eric as a Director             Mgmt          For                            For

3.H    Re-elect Dr. Cheng Mo Chi as a Director                   Mgmt          For                            For

3.I    Approve to fix the fees for all the Directors             Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 1.00 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57(B) of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each in the capital of the Company
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] and issued by the Directors of
       the Company pursuant to the approval of this
       resolution, otherwise than i) a rights issue;
       ii) an issue of shares under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company; iii) an issue
       of shares upon the exercise of the subscription
       or conversion rights under the terms of any
       warrants or any securities of the Company which
       are convertible into shares of the Company;
       or iv) an issue of shares as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

7.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5 and 6, the general mandate granted to the
       Directors of the Company to allot, issue and
       deal with additional shares pursuant to the
       Resolution 6 and extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the Resolution 5, provided
       that such amount of shares so repurchased shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA UNICOM LTD                                                                            Agenda Number:  701552285
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15125100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  HK0762009410
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and of the Independent Auditor
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.aI   Re-elect Mr. Tong Jilu as a Director                      Mgmt          Against                        Against

3.aII  Re-elect Mr. Li Zhengmao as a Director                    Mgmt          Against                        Against

3aIII  Re-elect Mr. Li Gang as a Director                        Mgmt          Against                        Against

3.aIV  Re-elect Mr. Miao jianhua as a Director                   Mgmt          Against                        Against

3.a.v  Re-elect Mr. Lee Suk Hwan as a Director and               Mgmt          Against                        Against

3.avi  Re-elect Mr. Cheung Wing Lam, Linus, as a Director        Mgmt          For                            For

3.b    Authorize the Board of Directors to fix remuneration      Mgmt          For                            For
       of the Directors for the YE 31 DEC 2008

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board of Directors
       to fix their remuneration for the YE 31 DEC
       2008

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company including any form of depositary receipts
       representing the right to receive such shares
       [Shares] on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       in accordance with all applicable laws including
       the Hong Kong Code on share repurchases and
       the Rules Governing the Listing of Securities
       on the Stock Exchange as amended during the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by the Company's Articles of Association
       [Articles of Association] or the Companies
       Ordinance]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and dealt with additional shares and
       make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       the aggregate of aa) 20% of the aggregate nominal
       amount of the share capital of the Company
       at the date of passing of this resolution;
       plus bb) the aggregate nominal amount of share
       capital of the Company repurchased by the Company
       [up to 10% of the aggregate nominal amount
       of the share capital as at the date of passing
       of this resolution], otherwise than pursuant
       to i) a rights issue; ii) the exercise of options
       granted under any share option scheme adopted
       by the Company; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       the Company's Articles of Association [Articles
       of Association] or the Companies Ordinance]

7.     Authorize the Directors of the Company as specified       Mgmt          For                            For
       in Resolution 6 in respect of the share capital
       of the Company referred to in such resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HLDGS LTD                                                                   Agenda Number:  701535481
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108M192                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  BMG2108M1929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements, Directors' report and
       Auditors' report for the YE 31 DEC 2007

2.     Approve the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.a    Re-elect Mr. Joseph Lau, Luen-hung as a Director          Mgmt          For                            For

3.b    Re-elect Ms. Amy Lau, Yuk-wai as a Director               Mgmt          For                            For

3.c    Re-elect Mr. Chan, Kwok-wai as a Director                 Mgmt          For                            For

3.d    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period of all the powers of the
       Company to purchase issued shares of HKD 0.10
       each in the capital of the Company subject
       to and in accordance with all applicable Laws
       and requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the aggregate nominal
       amount of the shares capital of the Company
       in issue as at the date of passing this resolution,
       and the said approve shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law and/or the Company's Bye-Laws to be held]

6.     Authorize the Directors of the Company to issue,          Mgmt          For                            For
       allot and deal with additional shares in the
       capital of the Company and to make grant offers,
       agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       a i) right issue, ii) share option scheme iii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Bye-Laws of
       the Company

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 6, to
       the aggregate nominal amount of the share capital
       of the Company that may be allotted pursuant
       to Resolution 5, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHRISTIAN DIOR SA, PARIS                                                                    Agenda Number:  701528739
--------------------------------------------------------------------------------------------------------------------------
    Security:  F26334106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000130403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors; approve the Company's financial
       statements for the YE in 2007, as presented;
       grant discharge to the Members of the Board
       of Directors for the performance of their duties
       during the said FY

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.38 and
       L.225.42.1 last paragraph of the French Commercial
       Code; approve the agreements entered into or
       which remained in force during the FY

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 337,626,271.75 prior retained earnings:
       EUR 5,785,390.55, distributable income: EUR
       343,411,662.30 dividends: EUR 292,580,547.28
       assignment in ordinary reserves: EUR 28,758,380.33
       retained earnings: EUR 22,072,734.69 balance
       available for distribution: EUR 343,411,662.30
       an interim dividend of EUR 0.44 per share having
       been paid on 03 DEC 2007, the shareholders
       will receive a net dividend of EUR 1.17 per
       share, and will entitle to the 40 % deduction
       provided by the French tax code; this dividend
       will be paid on 23 MAY 2008; in the event that
       the company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocate d to the retained
       earnings account; as required by law

O.5    Approve to renew the appointment of Mr. Bernard           Mgmt          For                            For
       Arnault as a Director for a 3 year period

O.6    Approve to renew the appointment of Mr. Sydney            Mgmt          For                            For
       Toledano as a Director for a 3 year period

O.7    Approve to renew the appointment of Mr. Pierre            Mgmt          For                            For
       Gode as a Director for a 3 year period

O.8    Approve to award total annual fees of EUR 147,715.00      Mgmt          For                            For
       to the Board of Directors

O.9    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00 maximum number of
       shares to be acquired: 10 % of the share capital
       maximum funds invested in the share buybacks:
       EUR 2,400,000,000.00; [Authorization is given
       for an 18 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2007

E.10   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10 % of the share capital over a 24 month
       period; [Authorization is given for an 18 month
       period]; and to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 MAY 2007

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and corporate officers of the Company who are
       Members of a Company Savings Plan; [Authorization
       is given for a 38 month period]; and for a
       nominal amount that shall not exceed 1% of
       the share capital this amount shall count against
       the overall value set forth in Resolution 12;
       approve to decides the cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries of allotted shares free of
       charge; and to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 12 MAY 2007

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and corporate officers of the Company who are
       Members of a Company Savings Plan; [Authorization
       is given for a 26 month period]; and for a
       nominal amount that shall not exceed 3% of
       the share capital; this amount shall count
       against the overall value set forth in Resolution
       11; and the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities; approve to decides to cancel the
       shareholders' preferential subscription rights
       in favour of employees of the Group and the
       Companies which are linked to it Members of
       a Corporate Savings Plan




--------------------------------------------------------------------------------------------------------------------------
 CHUBU ELECTRIC POWER COMPANY,INCORPORATED                                                   Agenda Number:  701620886
--------------------------------------------------------------------------------------------------------------------------
    Security:  J06510101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3526600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Shareholder's Proposal: Approve Appropriation             Shr           Against                        For
       of Retained Earnings

6      Shareholder's Proposal: Amend Articles to: Disclose       Shr           For                            Against
       Each Director's           Compensation and
       Bonus

7      Shareholder's Proposal: Amend Articles to: Add            Shr           Against                        For
       Provisions About Using         Renewable Energy
       Sources

8      Shareholder's Proposal: Amend Articles to: Abolish        Shr           Against                        For
       Use of Nuclear Plants

9      Shareholder's Proposal: Amend Articles to: Freeze         Shr           Against                        For
       Further development of MOX  for nuclear fuel

10     Shareholder's Proposal: Amend Articles to: Abolish        Shr           Against                        For
       Reprocessing of Spent      Nuclear Fuel




--------------------------------------------------------------------------------------------------------------------------
 CHUGAI PHARMACEUTICAL CO.,LTD.                                                              Agenda Number:  701477425
--------------------------------------------------------------------------------------------------------------------------
    Security:  J06930101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3519400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 CHUO MITSUI TRUST HOLDINGS,INC.                                                             Agenda Number:  701613348
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0752J108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3892100003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Reduction of Legal Reserve                        Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIBA SPEZIALITAETENCHEMIE HOLDING AG, BASEL                                                 Agenda Number:  701460204
--------------------------------------------------------------------------------------------------------------------------
    Security:  H14405106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Mar-2008
        ISIN:  CH0005819724
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436580, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve to change the Company name: amend Article         Mgmt          For                            For
       1 of the Articles of Association: under the
       name: CIBA Holding AG, CIBA Holding SA, CIBA
       Holding Inc

2.     Receive the annual report, the annual financial           Mgmt          For                            For
       statement and the consolidated statements for
       2007: acknowledge the reports of the Auditors
       and the Independent Group Auditors

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of CHF 2.50 per share

4.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Executive Committee from liability

5.     Approve the re-creation of an authorized capital          Mgmt          For                            For
       of CHF 4 million for 2 years; amend the Article
       4 Paragraph 3 of the Articles of the Association

6.     Re-elect Mr. Armin Meyer as a Member of the               Mgmt          For                            For
       Board of Directors for a period of 4 years

7.     Re-elect Mrs. Gertrud Hoehler as a Member of              Mgmt          For                            For
       the Board of Directors for a period of 3 years

8.     Amend Article 19 of the Articles of the Association       Mgmt          For                            For
       as specified

9.     Amend Article 20 of the Articles of Association           Mgmt          For                            For
       as specified

10.    Ratify Ernst Young AG as the Auditors and the             Mgmt          For                            For
       Group Auditors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA, CHARENTON LE PONT                          Agenda Number:  701524096
--------------------------------------------------------------------------------------------------------------------------
    Security:  F31668100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  FR0000121667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the considered  reports of the Board              Mgmt          For                            For
       of Directors, the Chairman of the Board of
       Directors and the auditors, approves the company's
       financials statements for the YE in 31 DEC
       2007, as presented, showing income of EUR 205,078,516.21,
       grant permanent discharge to the Directors
       for the performance of their duties during
       said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       income of EUR 370, 870, 000.00 which group
       share is of EUR 366,740,000.00, Accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.3    Approve the income for the FY of EUR 205,078,516.21       Mgmt          For                            For
       be appropriated as follows: net income for
       the FY: EUR 205,078,516.21 prior retained earnings:
       EUR 4,608,240.12 to the legal reserve: less
       EUR 168,332.41 deduction on reserves on long-term
       capital gains: distributable result: EUR 209,518
       ,423.92, dividend: statutory dividend: EUR
       2,253,090.65 , additional dividend: EUR 127,091,002.45
       , dividends: EUR 129,334,093.10 dividend equalization
       tax: to the other reserves: EUR75,500,000.00
       retained earnings: EUR 4,674,330.82; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       to proceed with the payment of a net dividend
       of EUR 0.62 per each 1 of the 211,279,315 ordinary
       shares, of a par value of EUR 0.18, bearing
       an accruing dividend as of 28 MAY 2008, in
       the event that the Company holds some of its
       own shares on such date, the amount of t he
       unpaid dividend on such shares shall be allocated
       to the retained earnings account; as required
       bylaw, it is reminded that, for the last 3
       FYs, the dividends paid, were as follows: EUR0.7
       6 for FY 2004 EUR 0.94 for FY 2005 EUR1.10
       [x] for FY 2006. [x]: before the 2 for 1 stock
       split in 2007

O.4    Receive the Management report and the special             Mgmt          For                            For
       report of the Auditors on agreements governed
       by Article L.225.38 of the French Commercial
       Code, approve the new agreement referred to
       therein, related to the indemnity to be paid
       by the Company, in the event of the employment
       contract breach of Mr. Xavier Fontanet, Chairman
       and Managing Director

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial code, approve said report
       and the agreements referred to therein

O.6    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Alfroid as a Director  for a 3 year period

O.7    Approve to renew the appointment of Mr. Alain             Mgmt          For                            For
       Aspect as a Director  for a 3 year period

O.8    Approve to renew the appointment of Mr. Maurice           Mgmt          For                            For
       Marchand Tonel as a Director for a 3 year period

O.9    Approve to renew the appointment of Mrs. Aicha            Mgmt          For                            For
       Mokdahi as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Rose as a Director  for a 3 year period

O.11   Approve to renew the appointment of  Mr. Alain            Mgmt          For                            For
       Thomas as a Director for a 3 year period

O.12   Re-elect Mr. Hubert Sagnieres as a Director               Mgmt          For                            For
       for a 3 year period

O.13   Approve to award total annual fees of EUR4 00,000.00      Mgmt          For                            For
       to the Board of Directors

O.14   Authorizes the Board of Directors to buy back             Mgmt          For                            For
       the company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 70.00, minimum sale price
       EUR15.00, maximum number of shares to be acquired:
       10 % of t he share capital; this [authorization
       is given for an 18 month period]; it cannot
       be used in period of public offering aiming
       at shares of the Company the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.15   Authorize the board of directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by cancelling all or part
       of the shares held by the company in connection
       with stock repurchase plans, up to a maximum
       of 10 per cent of the share capital over a
       24 month period [ authorization is given for
       a 24 month period] the shareholders' meeting
       delegates all powers to the board of director
       s to take all necessary measures an d accomplish
       all necessary formalities the shareholders'
       meeting delegates all powers to the board of
       director s to take all necessary measures and
       accomplish all necessary formalities.

E.16   Authorize s the Board of Directors to increase            Mgmt          For                            For
       the share capital, on 1 or more  occasions,
       at its sole discretion, in favor of Members
       of a Company savings plan; this delegation
       is given for a 26 month period; it supersedes
       the part unused of any and all earlier delegations
       to the same effect and the authorization granted
       by the shareholders' meeting of 11 MAY 2007
       in its resolution NR. 1 5. the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favor of
       the Members of an enterprise savings plan of
       essilor international or related companies;
       the shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capita l, on 1 or more occasions, by way
       of a public offering,  in France or abroad,
       by a maximum nominal amount of a third of the
       authorized capital of the Company, by isuance,
       with preferred subscription rights maintained,
       of any securities giving access to a quotity
       of the Capital of the Company; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 1,500,000.00
       [this delegation is granted for a 26 month
       period]

E.18   Approve the issues decided accordingly with               Mgmt          For                            For
       resolution NR 17, the number of securities
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15 % of the initial issue; this delegation
       is granted for a 26 month period

E.19   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, by way of a public offering, in
       France or abroad, by a maximum nominal amount
       of 10% of the share capital, by issuance, with
       cancellation of the preferred subscription
       rights, of any debt securities giving access
       to a quantity to the capital of the Company;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR1,000,000,000.00.
       thisdelegation is granted for a 26 month period;
       it supersedes the part unused of any and all
       earlier delegations to the same effect and
       the authorization granted by the shareholders'
       meeting of 13 MAY 2007; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Approve the each 1 of the issues decided accordingly      Mgmt          For                            For
       with resolution NR ; 19, the number of securities
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders, can be increased at the same
       price as the initial issue, within 30 days
       of the closing of the subscription period and
       up to a maximum of 15% of the initial issue;
       [this delegation is granted for a 26 month
       period]

E.21   Authorize the Board of Directors all powers               Mgmt          For                            For
       in order to increase the share capital, in
       1 or more occasions and at its sole discretion,
       by a maximum nominal amount of EUR 500,000,000.00,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the by laws; [this
       delegation is given for a 26 month period];
       it supersede s the part unused of any and all
       earlier delegations to the same effect and
       the authorization granted by the shareholders'
       meeting of 11 MAY 2007; the shareholders' meeting
       delegates all powers to the Board o f Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.22   Grant all powers to the Board of Directors to             Mgmt          For                            For
       increase the share capital, up to 10% of the
       share capital, by way of issuing ordinary shares,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; [this authorization is granted for
       a 26 month period]; the shareholders' meeting
       delegate s all powers to the Board of directors;
       to take all necessary measures and accomplish
       all necessary formalities, ; to charge the
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to 1 tenth of the
       new capital after each increase

E.23   Grant all powers to the Board of Directors to             Mgmt          Against                        Against
       proceed, on 1 or more occasions, with the with
       the issuance of a warrants giving right to
       subscribe to Company's shares and to their
       allocation free of charge to all Company's
       shareholders having this quality; it resolves;
       that the maximum number of equity warrants
       to be issued shall be equal to the number of
       shares constituting the share capital when
       the shares are issued, the total par value
       of the cap ital increase shall not exceed 25%
       of the capital; the shareholders' meeting delegates
       all powers to the Board of Directors; to take
       all necessary measures and accomplish all necessary
       formalities, to charge the issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to 1 tenth of the new capital after each increase

E.24   Amend the Article NR. 13 of the ByLaws                    Mgmt          For                            For

E.25   Amend the Article NR. 24.3 of the ByLaws                  Mgmt          Against                        Against

E.26.  Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 CIE GENERALE DES ETABLISSEMENTS MICHELIN SA, CLERMONT-FERRAND                               Agenda Number:  701538362
--------------------------------------------------------------------------------------------------------------------------
    Security:  F61824144                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  FR0000121261
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.

O.1    Approval of the financial statements for FY               Mgmt          For                            For
       2007.

O.2    Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 1.60 per Share.

O.3    Approval of the consolidated accounts for FY              Mgmt          For                            For
       2007.

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       regulated agreements.

O.5    Re-elect Mr. Benoit Potier as a Supervisory               Mgmt          For                            For
       Board Member.

O.6    Re-elect Mr. Pierre Michelin as a Supervisory             Mgmt          For                            For
       Board Member.

O.7    Re-elect Mr. Louis Gallois as a Supervisory               Mgmt          For                            For
       Board Member

O.8    Re-elect Ms. Barbara Dalibard as a Supervisory            Mgmt          For                            For
       Board Member.

O.9    Authorization for the Company to trade in its             Mgmt          For                            For
       own shares as part of a share buyback program.

O.10   Authorize the issuance of bonds/debentures in             Mgmt          For                            For
       the aggregate value of EUR 1 billion.

E.11   Increase of the Company's capital by the issuance         Mgmt          For                            For
       of ordinary shares or securities giving access
       to capital with pre-emptive subscription rights
       being maintained.

E.12   Increase of the Company's capital by the issuance         Mgmt          For                            For
       of ordinary shares or securities giving access
       to capital with pre-emptive subscription rights
       being canceled and creation of a priority period.

E.13   Authorization given to the Managing Partners              Mgmt          For                            For
       to increase the amount of shares to be issued
       in case of surplus demand within the framework
       of capital increases pursuant to the 11th and
       12th resolutions.

E.14   Authorization given to the Managing Partners              Mgmt          For                            For
       to determine the issuing price of ordinary
       shares or any other securities giving access
       to capital, in the event of the cancellation
       of the Shareholders' pre-emptive subscription
       rights, capped at 10% per financial year of
       the Company's captial.

E.15   Authorize the capitalization of reserves of               Mgmt          For                            For
       up to EUR 80 million for bonus issue or approve
       to increase in par value of existing shares
       or a combination of the two.

E.16   Authorization given to the Managing Partners              Mgmt          For                            For
       to increase the Company's capital by issuing,
       without pre-emptive subscription rights, ordinary
       shares used to remunerate share contributions
       in the event of public exchange offerings or
       contributions in kind.

E.17   Issuance of securities giving access to debt              Mgmt          For                            For
       instruments that do not give access to capital.

E.18   Authorization given for 38 months to the Managing         Mgmt          For                            For
       Partners to grant free new or existing shares
       reserved to Company and Group subsidiary employees.

E.19   Capital increases reserved to emplayees having            Mgmt          For                            For
       subscribed a Group Savings Scheme.

E.20   Capping of the global niominal amount of capital          Mgmt          For                            For
       increases and bond or debt issues.




--------------------------------------------------------------------------------------------------------------------------
 CIMENTS FRANCAIS SA, PARIS-LA DEFENSE                                                       Agenda Number:  701485458
--------------------------------------------------------------------------------------------------------------------------
    Security:  F17976113                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  FR0000120982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors,            Mgmt          Abstain                        Against
       the Chairman on the conditions for the preparation
       and the Organization of the work of the Board
       on the internal audit procedures and the Auditors
       for the YE in 31 DEC 2007 and grant discharge
       to the Board for the performance of its duty
       during the said FY

O.2    Approve the available income for the FY be appropriated   Mgmt          For                            For
       as follows; prior retained earnings; EUR 1,007,708,613.81
       net income for the FYE in 31 DEC 2006; EUR
       337,196,832.66 dividends paid in 2007 [37,937,522
       shares with dividends]; less EUR 86,497,550.16,
       cancellation of 761,244 self detained share
       on 2007: Less EUR 105,257,181.60 retained earnings
       on 31 DEC 2007; EUR 1,153,150,714.71 net result
       on 31 DEC 2007; EUR 138,458,579.74, available
       result: EUR 1,291,609,294.45, the shareholders
       will receive a net dividend of EUR 2.50 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 05 MAY 2008, in cash, in the
       event that the Company holds some of its own
       shares on the day the dividends are paid, the
       sums of the unpaid dividends on such shares
       shall be allocated to the retained earnings
       account as required by Law

O.3    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the consolidated
       financial statements for the FY, in the form
       presented to the meeting

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.38 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market subject
       to the conditions described below: maximum
       purchase price: EUR 135.00, maximum number
       of shares to be acquired: 10% of the share
       capital, i.e. 3,768,463 shares of EUR 4.00
       nominal value each, maximum funds invested
       in the share buybacks: EUR 508,742,505.00;
       [Authority expires for 18-month period]

E.6    Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share Capital, on one or more occasions
       and its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority is given for 24-month period];
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.7    Amend the Article No. 22 of the ByLaws                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIMPOR - CIMENTOS DE PORTUGAL S.G.P.S.SA, LISBOA                                            Agenda Number:  701523943
--------------------------------------------------------------------------------------------------------------------------
    Security:  X13765106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  PTCPR0AM0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2007 annual report, balance sheet             Mgmt          For                            For
       and accounts

2.     Approve the 2007 consolidated annual report,              Mgmt          For                            For
       consolidated balance sheet and accounts

3.     Approve the appropriation of profits                      Mgmt          For                            For

4.     Approve the general assessment of the Company's           Mgmt          For                            For
       Management and Auditing

5.     Approve the sale of own shares to personnel               Mgmt          For                            For
       and Board members of the Company or subsidiaries,
       in accordance with the regulations on the Employee
       Stock Purchase Plan for 2008

6.     Approve the sale of own shares to the Group's             Mgmt          For                            For
       staff and Board members of the Company and
       subsidiaries, within the scope of the Stock
       Option Plan

7.     Approve the acquisition and sale of own shares            Mgmt          For                            For

8.     Elect the new alternate member of the Audit               Mgmt          For                            For
       Committee until the end of the mandate in progress
       [2005/2008]




--------------------------------------------------------------------------------------------------------------------------
 CIR COMPAGNIE INDUSTRIALI RIUNITE SPA, TORINO                                               Agenda Number:  701506543
--------------------------------------------------------------------------------------------------------------------------
    Security:  T28980125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000080447
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 08 AT 10:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THE DIRECTORS ARE APPOINTED              Non-Voting
       BASED ON LISTS PRESENTED BY SHAREHOLDERS, THAT
       HAVE TO DEPOSIT LISTS AT THE REGISTERED OFFICES
       OF THE COMPANY AT LEAST 15 DAYS PRIOR TO THE
       FIRST CALL OF THE MEETING. THE SLATES OF CANDIDATES
       CAN BE PRESENTED BY SHARE HOLDERS WHO, INDIVIDUALLY
       OR GROUPED, HOLD AT LEAST 2% OF THE VOTING
       SHARE CAPITAL AT THE AGM. ADDITIONAL TERMS
       AND CONDITIONS TO SET UP AND PRESENT LISTS
       AS WELL AS FOR RELATED VOTING ARE CONTAINED
       INTO ARTICLE. 8 OF CORPORATE BYLAWS. AUDITORS
       ARE APPOINTED BASED ON LISTS PRESENTED BY SHAREHOLDERS,THAT
       HAVE TO DEPOSIT LISTS AT THE REGISTERED OFFICES
       OF THE COMPANY AT LEAST 15 DAYS PRIOR TO THE
       FIRST CALL OF THE MEETING. THE SLATES OF CANDIDATES
       CAN BE PRESENTED BY SHAREHOLDERS WHO, INDIVIDUALLY
       OR GROUPED, HOLD AT LEAST 2% OF THE VOTING
       SHARE CAPITAL AT THE AGM. ADDITIONAL TERMS
       ANDCONDITIONS TO SET UP AND PRESENT LISTS AS
       WELL AS FOR RELATED VOTING ARE CONTAINED INTO
       ART. 19 OF CORPORATE BYLAWS. THANK YOU.

1.     Approve the Management reports and balance sheets         Mgmt          For                            For
       as of 31 DEC 2007, Board of Auditors report,
       related resolutions

2.     Approve to determine the number of Directors              Mgmt          For                            For
       and appoint the Member of the Board of Directors
       for years 2008, 2009, 2010 and determination
       of related emoluments

3.     Appoint the Board of Auditors for years 2008,             Mgmt          For                            For
       2009, 2010 and determination the related emoluments

4.     Approve to grant Auditing authorities as to               Mgmt          For                            For
       individual balance sheet and consolidated balance
       sheet, bi yearly report and on going activities,
       as per law decree 58 98, approve to determine
       the related emoluments

5.     Approve to revoke the resolution taken on 27              Mgmt          For                            For
       APR 2007 related to the authorization to buy
       back and dispose own shares and proposal of
       a new authorization

6.     Approve the Incentive Plan for year 2008                  Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  701366759
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1639J116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Oct-2007
        ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the approval of the Spin-off          Mgmt          For                            For
       being granted by the Stock Exchange, the spin-off
       of Dah Chong Hong Holdings Limited ['DCH Holdings'],
       a subsidiary of the Company, and separate listing
       of the shares of DCH Holdings on the Main Board
       of the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] as specified, subject
       to any variations or changes which are considered
       by the Company's Directors not to be material
       [the Proposed Spin-off], which constitutes
       a material dilution [within the meaning under
       the Rules Governing the Listing of Securities
       on the Stock Exchange] of the Company's interest
       in DCH Holdings and its subsidiaries and authorize
       any one Director of the Company to do all such
       acts, to enter into all such transactions and
       arrangements and to make such amendments or
       alterations as may be necessary or expedient
       in order to give effect to the Spin-off

2.     Approve, the Pre-IPO Share Option Scheme and              Mgmt          For                            For
       the Post-IPO Share Option Scheme of DCH Holdings,
       as specified [the Share Option Schemes]; and
       authorize any one Director of the Company to
       do all such acts and to enter into all such
       transactions and arrangements as may be necessary
       or expedient in order to give effect to the
       Share Option Schemes




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  701536786
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1639J116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.A    Re-elect Mr. Henry Fan Hung Ling as a Director            Mgmt          For                            For

3.B    Re-elect Mr. Carl Yung Ming Jie as a Director             Mgmt          For                            For

3.C    Re-elect Mr. Leslie Chang Li Hsien as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Li Shilin as a Director                      Mgmt          For                            For

3.E    Re-elect Mr. Hamilton Ho Hau Hay as a Director            Mgmt          For                            For

3.F    Re-elect Mr. Andre Desmarais as a Director                Mgmt          For                            For

3.G    Re-elect Mr. Kwok Man Leung as a Director                 Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and dispose
       of additional shares in the Company and to
       make or grant offers, agreements and options,
       during and after the relevant period, otherwise
       than pursuant to i) rights issue or ii) any
       option scheme or similar arrangement or iii)
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       pursuant to the new Articles of Association
       of the Company from time to time, shall not
       exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution and the said
       mandate shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

6.     Authorize Directors of the Company, during the            Mgmt          For                            For
       relevant period, to purchase or otherwise acquire
       shares of the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 5

8.     Approve, with effect from the FYE 31 DEC 2008,            Mgmt          For                            For
       to the Director's fee of each of the Non-executive
       Directors of the Company be fixed at HKD 200,000
       per annum, until the Company in general meeting
       otherwise determines




--------------------------------------------------------------------------------------------------------------------------
 CITIZEN HOLDINGS CO.,LTD.                                                                   Agenda Number:  701608234
--------------------------------------------------------------------------------------------------------------------------
    Security:  J07938111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3352400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CITY DEVELOPMENTS LTD, SINGAPORE                                                            Agenda Number:  701506353
--------------------------------------------------------------------------------------------------------------------------
    Security:  V23130111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SG1R89002252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2007

2.     Approve to declare a final tax-exempt [1-tier]            Mgmt          For                            For
       ordinary dividend of 7.5 cents per ordinary
       share and a special final tax-exempt [1-tier]
       ordinary dividend of 12.5 cents per ordinary
       share for the YE 31 DEC 2007 as recommended
       by the Directors

3.A    Approve the Directors' Fees of SGD 308,000.00             Mgmt          For                            For
       for the YE 31 DEC 2007 [year 2006 : SGD 291,124.00]
       and Audit Committee Fees of SGD 47,500.00 per
       quarter for the period from 1 JUL 2008 to 30
       JUN 2009 [period 1 JUL 2007 to 30 JUN 2008:
       SGD 47,500.00], with payment of the Audit Committee
       fees to be made in arrears at the end of each
       calendar quarter

3.B    Approve the additional Directors' fees of SGD             Mgmt          For                            For
       50,000.00 for each Director for the YE 31 DEC2007

4.A    Re-elect Mr. Chow Chiok Hock as a Director,               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

4.B    Re-elect Mr. Han Vo-Ta as a Director, who retires         Mgmt          For                            For
       in accordance with the Articles of Association
       of the Company

5.A    Re-appoint Mr. Chee Keng Soon as a Director,              Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to hold office from the date of this
       AGM until the next AGM

5.B    Re-appoint Mr. Tang See Chim as a Director,               Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to hold office from the date of this
       AGM until the next AGM

6.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

7.     Authorize the Directors to issue ordinary shares          Mgmt          For                            For
       in the capital of the Company whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       'Instruments'] that might or would require
       ordinary shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into ordinary
       shares, at any time and upon such terms and
       conditions and for such purposes and to such
       persons as the Directors may, in their absolute
       discretion, deem fit; and [notwithstanding
       the authority conferred by this ordinary resolution
       may have ceased to be in force] issue ordinary
       shares in pursuance of any Instrument made
       or granted by the Directors while this ordinary
       resolution was in force; provided that: 1)
       the aggregate number of ordinary shares to
       be issued pursuant to this ordinary resolution
       [including ordinary shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding ordinary
       shares which may be issued pursuant to any
       adjustments effected under any relevant instrument],
       does not exceed 50% of the issued ordinary
       shares in the capital of the Company [as calculated
       in accordance with this resolution], of which
       the aggregate number of ordinary shares to
       be issued other than on a pro-rata basis to
       shareholders of the Company [including ordinary
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this ordinary resolution
       but excluding ordinary shares which may be
       issued pursuant to any adjustments effected
       under any relevant instrument] does not exceed
       20% of the issued ordinary shares in the capital
       of the Company [as calculated in accordance
       with this resolution]; 2) [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]] for the purpose of determining
       the aggregate number of ordinary shares that
       may be issued under this resolution, the percentage
       of issued ordinary shares shall be based on
       the issued ordinary shares in the capital of
       the Company at the time this resolution is
       passed, after adjusting for: i) new ordinary
       shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       and subsisting at the time this resolution
       is passed; and ii) any subsequent consolidation
       or subdivision of ordinary shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

8.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares and/or non-redeemable
       convertible non-cumulative preference shares
       [Preference Shares] not exceeding in aggregate
       the prescribed limit [as hereinafter defined],
       at such price or prices as may be determined
       by the Directors of the Company from time to
       time up to the maximum price [as hereinafter
       defined], whether by way of: i) market purchases
       [each a Market Purchase] on the SGX-ST; and/or
       ii) off-market purchases [each an Off-Market
       Purchase] effected otherwise than on the SGX-ST
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       of the Company as they may, in their absolute
       discretion, deem fit, which schemes shall satisfy
       all the conditions prescribed by the Companies
       Act, and otherwise in accordance with all other
       laws, regulations and rules of the SGX-ST as
       may for the time being be applicable; [Authority
       expires the earlier at the date on which the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by law to be held]; and authorize the Directors
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this resolution

9.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the City
       Developments Share Option Scheme 2001 [the
       Scheme] and to allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of the options
       granted under the scheme provided that the
       aggregate number of new ordinary shares to
       be issued pursuant to the scheme not exceeding
       8% of the total number of issued ordinary shares
       in the capital of the Company from time to
       time

10.    Authorize the Company, its subsidiaries and               Mgmt          For                            For
       its associated companies that are not listed
       on the SGX-ST, or an approved exchange, over
       which the Company, its subsidiaries and/or
       its interested person(s), have control, or
       any of them, for the purpose of Chapter 9 of
       the Listing Manual of the SGX-ST, to enter
       into any of the transactions falling within
       the category of interested person transactions,
       particulars of which are as specified, with
       any party who is of the class or classes of
       interested persons specified, provided that
       such transactions are entered into in accordance
       with the review procedures for interested person
       transactions as specified; [Authority expires
       at the conclusion of the next AGM of the Company];
       and authorize the Directors of the Company
       and each of them to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they or he
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the IPT Mandate and/or this resolution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CLARIANT AG, MUTTENZ                                                                        Agenda Number:  701500527
--------------------------------------------------------------------------------------------------------------------------
    Security:  H14843165                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  CH0012142631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 454370 DUE TO RECEIPT OF DIRECTORS NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438524, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the 2007 annual report, including the             Mgmt          For                            For
       compensation report, Clariant Limited's financial
       statements, the Group's consolidated financial
       report, and acknowledgement of the reports
       by the Company's Auditors and the Group Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       to the Board of Management for their actions
       in the business year 2007

3.     Approve that the balance sheet loss of the Holding        Mgmt          For                            For
       Company, Clariant Limited, in the amount of
       CHF [-] 14,313,693 be allocated to the free
       reserves

4.     Approve the reducing of the current share capital         Mgmt          For                            For
       of CHF 978,180,000 by CHF 57,540,000 to CHF
       920,640,000 through a par value reduction of
       each registered share of CHF 4.25 by CHF 0.25
       to CHF 4.00 and paying the amount by which
       shares are to be reduced [CHF 0.25 registered
       share] to shareholders in cash; and, subject
       to the approval of the capital reduction, amend
       Articles of Association [Statuten] accordingly

5.1    Amend the Articles of Association by deleting             Mgmt          For                            For
       Paragraph 6 [non cash considerations], with
       Articles 32, 33 and 34

5.2    Amend Article 17 [special quorum] of the Articles         Mgmt          For                            For
       of Association as specified

6.1    Re-elect Dr. Peter Isler as a Member of the               Mgmt          For                            For
       Board of Directors for a term of 3 years

6.2.A  Elect Dr. Hariolf Kottmann as a Member of the             Mgmt          For                            For
       Board of Directors for a term of 3 years

6.2.B  Elect Dr. Dominik Koechlin as a Member of the             Mgmt          For                            For
       Board of Directors for a term of 3 years

6.2.C  Elect Mr. Carlo G. Soave as a Member of the               Mgmt          For                            For
       Board of Directors for a term of 3 years

7.     Re-elect PricewaterhouseCoopers Limited as the            Mgmt          For                            For
       Company Auditors for 2008




--------------------------------------------------------------------------------------------------------------------------
 CLP HLDGS LTD                                                                               Agenda Number:  701525404
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1660Q104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  HK0002007356
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 0.92 per share            Mgmt          For                            For

3.A    Elect Mr. Paul Arthur Theys as a Director                 Mgmt          For                            For

3.B    Re-elect the Honourable Sir Michael Kadoorie              Mgmt          For                            For
       as a Director

3.C    Re-elect the Honourable Sir Sze Yuen Chung as             Mgmt          For                            For
       a Director

3.D    Re-elect Mr. John Andrew Harry Leigh as a Director        Mgmt          For                            For

3.E    Re-elect Mr. Kan Man Lok Paul as a Director               Mgmt          For                            For

3.F    Re-elect Mr. Ronald James McAulay as a Director           Mgmt          Against                        Against

3.G    Re-elect Professor Tsui Lam Sin Lai Judy as               Mgmt          Against                        Against
       a Director

3.H    Re-elect Sir Roderick Ian Eddington as a Director         Mgmt          Against                        Against

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix Auditors' remuneration for the YE 31
       DEC 2008

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and dispose of additional shares of the
       Company make or grant offers, agreements, options
       or warrants which would or might require the
       exercise of such powers, during and after the
       relevant period, the aggregate nominal value
       of share capital allotted or agreed to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors of the Company pursuant to:
       i) a rights issue, or ii) any option scheme
       or similar arrangement or the time being adopted
       for the grant or issue to the officers and/or
       employees of the Company and/or any f its subsidiaries
       of shares or rights to acquire shares of the
       Company or iii) any scrip dividend or similar
       arrangement pursuant to the Articles of Association
       of the Company from time to time, shall not
       exceed 5 % of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution and the said
       mandate shall be limited accordingly; [Authority
       expires at the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to exercise all the powers
       of the Company to purchase or otherwise acquire
       shares of HKD 5.00 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, provided that the aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

7.     Approve the conditional upon the passing of               Mgmt          For                            For
       Resolution 5 and 6 [as specified], the aggregate
       nominal amount of the shares which are purchased
       or otherwise acquired by the Company pursuant
       to Resolution 6 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701407290
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1662W117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Revised Cap for the "Provision     Mgmt          For                            For
       of exploration and support services" category
       of continuing connected transactions, as specified

2.     Approve the Non-exempt Continuing Connected               Mgmt          For                            For
       Transactions as specified, which the Company
       expects to occur on a regular and continuous
       basis in the ordinary and usual course of business
       of the Company and its subsidiaries, as the
       case may be, and to be conducted on normal
       commercial terms, and authorize any Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such transactions

3.     Approve and ratify the Proposed Caps for each             Mgmt          For                            For
       category of the Non-exempt Continuing Connected
       Transactions, as specified




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701536647
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1662W117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.1    Receive the audited statement of accounts together        Mgmt          For                            For
       with the reports of the Directors and the Auditors
       thereon for the YE 31 DEC 2007

a.2    Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

a.3.1  Re-elect Mr. Fu Chengyu as a Executive Director           Mgmt          Against                        Against

a.3.2  Re-elect Mr. Zhou Shouwei as a Executive Director         Mgmt          Against                        Against

a.3.3  Re-elect Mr. Yang Hua as a Executive Director             Mgmt          Against                        Against

a.3.4  Re-elect Professor Lawrence J. Lau as a Independent       Mgmt          For                            For
       Non-Executive Director

a.3.5  Elect Mr. Wang Tao as a new Independent Non-Executive     Mgmt          For                            For
       Director

a.3.6  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the Directors

a.4    Re-appoint the Company's Independent Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

b.1    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, the exercise by the
       Directors during the Relevant Period [as hereinafter
       defined] of all the powers of the Company to
       repurchase shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose [Recognized Stock Exchange],
       subject to and in accordance with all applicable
       laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [the Listing Rules], or of any other Recognized
       Stock Exchange and the Articles of Association
       [the Articles] of the Company; the aggregate
       nominal amount of shares of the Company which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) above shall
       not exceed 10'%of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

b.2    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the following provisions of this resolution,
       the exercise by the Directors during the Relevant
       Period [as hereinafter defined] of all the
       powers of the Company to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, notes, warrants,
       debentures and securities convertible into
       shares of the Company] which would or might
       require the exercise of such powers; authorize
       the Directors, the approval in paragraph (a)
       above during the Relevant Period to make or
       grant offers, agreements and options [including
       bonds, notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers after the end of the Relevant Period;
       the aggregate nominal amount of share capital
       of the Company allotted or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors pursuant to the
       approval in paragraph (a) above, otherwise
       than pursuant to: (i) a Rights Issue [as hereinafter
       defined]; (ii) an issue of shares pursuant
       to any specific authority granted by shareholders
       of the Company in general meeting, including
       upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any bonds, notes,
       debentures or securities convertible into shares
       of the Company; (iii) an issue of shares pursuant
       to the exercise of any option granted under
       any share option scheme or similar arrangement
       for the time being adopted by the Company and/or
       any of its subsidiaries; (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of the Company; or (v) any
       adjustment, after the date of grant or issue
       of any options, rights to subscribe or other
       securities referred to above, in the price
       at which shares in the Company shall be subscribed,
       and/or in the number of shares in the Company
       which shall be subscribed, on exercise of re1evant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with, or as contemplated by the terms of such
       options, rights to subscribe or other securities
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable Laws or the Articles of the
       Company to be held]

b.3    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the resolutions B1 and B2 as specified to
       allot, issue and deal with additional shares
       or the Company pursuant to resolution B2 specified
       in this notice by the addition to it of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       which are repurchased by the Company pursuant
       to and since the granting to though Company
       of the general mandate to repurchase shares
       in accordance with resolution B1 set out in
       this notice, provided that such extended amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 CNP ASSURANCES, PARIS                                                                       Agenda Number:  701407682
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1876N318                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  FR0000120222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

E.1    Approve to review the Merger Agreement of Ecureuil        Mgmt          Abstain                        Against
       Vie into Cnp Assurances agreed upon pursuant
       to a Merger Agreement providing for the contributions
       by the Company pursuant to a merger of all
       of its assests, with the corresponding taking
       over of all its liabilities, all the provisions
       of this Merger Agreement; and the accounting
       net value brought by Ecureuil Vie is of EUR
       2,025,192,517.77, the shareholders meeting
       records that, since Cnp Assurances Company
       owns that totality of the shares making up
       the Company's capital, there shall be no capital
       increase as a result of the merger, and the
       Company shall be dissolved without any liquidation

E.2    Approve the difference between the amount of              Mgmt          Abstain                        Against
       the patrimony value brought by Ecureuil Vie
       of EUR 2,025,192,517.77 and the amount of the
       shares nominal value of EUR 2,004,999,882.00,
       estimated at EUR 20,192,635.77, will from the
       merger bonus; and authorize the Board of Directors
       to charge on the merger bonus the merger costs
       against the related premiums

O.3    Approve to reconstitute in the accounts of the            Mgmt          Abstain                        Against
       Company the capitalization reserves of Ecureuil
       Vie, which amounts to EUR 806,741,168.09, and
       to transfer EUR 806,741,168.09 from the optional
       reserves accounts to capitalization reserves
       after this appropriation, the optional reserves
       is of EUR 1,165,308,311.13

O.4    Grant full powers to the bearer of an ordinal,            Mgmt          Abstain                        Against
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 CNP ASSURANCES, PARIS                                                                       Agenda Number:  701487212
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1876N318                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FR0000120222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1.   Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approves the Company's financial
       statements for the YE in 31 DEC 2007, as presented
       income for the FY: EUR 922,743,976.02 an amount
       of EUR 21,801,580.85 charged to the optional
       reserve account will be transferred to the
       guarantee funds reserve account

O.2.   Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, consolidated
       net income, group share: EUR 1,221,800,000.00

O.3.   Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 922,743,976.02 balance of the previous
       retained earnings: EUR 779,723.29, distributable
       income: EUR 923,523,699.31, optional reserve:
       EUR 500,000,000.00, dividends: EUR 423,332,795.55,
       retained earnings: EUR 190,903.76; and receive
       a net dividend of EUR 2.85 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code, this dividend will be paid
       on 29 APR 2008, in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required ByLaw, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as follows: EUR 1.66 for FY 2004, EUR
       1.91 for FY 2005, EUR 2.30 for FY 2006

O.4.   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.38 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

O.5.   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.38 and
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreement regarding
       the employment contract of Mr. Gilles Benoist,
       Chief Executive Officer

O.6.   Ratify the appointment of Mr. Pierre Heriaud              Mgmt          For                            For
       as a Director, to replace Mr. Etienne Bertier,
       for the remainder of Mr. Etienne Bertier's
       term of office, I. E. Until the shareholders'
       meeting called to approve the financial statements
       for the FYE in 31 DEC 2011

O.7.   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 140.00, maximum number
       of shares to be acquired 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 2,079,529,522.00; [Authority expires in
       the end of 18 month period] and authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 25
       APR 2007 in its Resolution 13, and delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

O.8.   Approve to award total annual fees of EUR 700,000.00      Mgmt          For                            For
       to the Board of Directors

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital in 1 or more occasions, in France
       or abroad by maximum nominal amount of EUR
       500,000,000.00 by issuance with referred subscription
       rights maintained of shares,[Authority expires
       in the end of 26 month period] this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, to take all necessary formalities

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital in 1 or more occasions, at its
       sole discretion, in favour of Employees and
       Corporate officers of the Company who are Members
       of a Company Saving Plan, nominal amount that
       shall not exceed 3% of the share capital, and
       to cancel the shareholder's preferential subscription
       rights, [Authority expires in end of 26 month
       period] , delegates to the Board of Directors,
       all powers to charge the share issuance costs
       against the related premiums, this delegation
       of powers Supersedes any and all earlier delegations
       to the same effect, to take all necessary measures
       and accomplish all necessary formalities

E.11   Authorize the Board of Directors and grant all            Mgmt          For                            For
       powers in 1 or more transactions to beneficiaries
       to be chosen by it among Executive Officers
       and some category of Employees of the Company,
       options giving the right to subscribe for new
       shares in the Company to be issued through
       a share capital increase, it being provided
       that the options shall not give rights to a
       total number of shares, which shall not exceed
       1% of the share capital, [Authority expires
       in the end of 38 month period] and delegate
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.12   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the Employees or the Corporate
       Officers of the Company and the related Companies,
       they may not represent more than 0.5% of the
       share capital, [Authority Expires in the end
       of 38 moth period] this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 07 JUN 2005
       in its Resolution 8 and delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.13.  Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, to maximum of
       5% of the share capital over a 24 month period
       [Authority expires in the end of 18 month period],
       it supersedes the previous authorization granted
       by the shareholders' meeting of 20 APR 2007,
       and delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.14.  Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed ByLaw




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA AMATIL LTD                                                                        Agenda Number:  701544137
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2594P146                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  AU000000CCL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 31 DEC 2007               Non-Voting
       and the reports of the Directors and the Auditor

2.     Adopt the remuneration report contained within            Mgmt          Against                        Against
       the accounts for the YE 31 DEC 2007

3.a    Re-elect Mr. W.M. King, AO as a Director, who             Mgmt          For                            For
       retires in accordance with Article 6.3[b] of
       the Constitution

3.B    Re-elect Mr. D.E. Meiklejohn as a Director,               Mgmt          For                            For
       who retires in accordance with Article 6.3[b]
       of the Constitution

3.C    Re-elect Ms. C.M. Brenner as a Director, who              Mgmt          For                            For
       retires in accordance with Article 6.3[I] of
       the Constitution

4.     Approve, pursuant to Article 6.5[a] of the Constitution,  Mgmt          For                            For
       the maximum amount of Directors' fees for their
       services as Directors be increased from the
       present limit of AUD 1,500,000 per annum in
       aggregate to a limit of AUD 2,000,000 per annum
       in aggregate

5.     Authorize the Executive Director be permitted             Mgmt          For                            For
       to invite Mr. T.J. Davis to participate in
       the Coca-Cola Amatil Limited 2008-2010 Long
       Term  Incentive Share Plan by offering him
       rights to acquire up to 247,844 fully paid
       ordinary shares in the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA HELLENIC BOTTLING CO S A                                                          Agenda Number:  701599219
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1435J105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  GRS104111000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Receive the Management report by the Board of             Mgmt          For                            For
       Director and of the Audit certificate by the
       Company's Chartered Auditor Accountant on the
       Company's financials statements and activities
       for the FY which ended 31 DEC 2007

2.     Approve the Company's annual financial statements         Mgmt          For                            For
       for the FY which on 31 DEC 2007 and the consolidated
       financial statements

3.     Approve to release the Members of the Board               Mgmt          Abstain                        Against
       of Directors and the Auditors of the Company
       from any liability for their activity during
       the FY that ended on 31 DEC 2007

4.     Approve the salaries of the Members of the Board          Mgmt          Abstain                        Against
       of Director for their participation in the
       meetings of the Board of Director and their
       services to the Company for the FY 2007 and
       pre approval of the salaries for the FY 2008

5.     Elect the Auditors for the FY 2008 and approve            Mgmt          For                            For
       to determine their salaries

6.     Approve the distribution of profits for the               Mgmt          For                            For
       FY 2007

7.     Elect of New Members of the Board of Director,            Mgmt          For                            For
       substituting Members that have resigned

8.     Amend the Article 1 paragraph 2 of the Articles           Mgmt          For                            For
       of Association about the distinctive title
       of the Company for its business relations abroad

9.     Approve the conversion of the Company shares              Mgmt          For                            For
       into registered shares and respective and amend
       Article 4 paragraph 2 of the Articles of Association

10.    Amend the relevant provisions for the issuance            Mgmt          For                            For
       of bond loans of Articles 11, 15 and 19 of
       the Articles of Association about the responsibilities
       of the Board of Director and of the General
       Meeting and the General Meeting quorum respectively

11.    Amend the Article 20 paragraph 3 of the Articles          Mgmt          For                            For
       of Association about the minority at the General
       Meeting

12.    Amend the Articles of Association of the Company          Mgmt          For                            For
       with the purpose to adjust it with the provisions
       of the Law 3604/2007, according to which Law
       2190/1920 was created, amend the Articles 3,
       7, 9, 10, 12, 13, 14, 17, 19, 22, 23, 24, 25,
       26, 28 and 29 completion, abolition, and re-numbering
       of the provisions and Articles and formation
       of the Articles of Association in a unified
       text

13.    Amend the terms of the Company Stock Option               Mgmt          For                            For
       Plan according to Article 13 paragraph 13 of
       the Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA WEST HOLDINGS COMPANY,LIMITED                                                     Agenda Number:  701472184
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0814U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Mar-2008
        ISIN:  JP3293200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 COLES GROUP LTD, TOORONGA VIC                                                               Agenda Number:  701378893
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q26203390                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  AU000000CGJ7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCHEME MEETING. THANK          Non-Voting
       YOU.

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act, the Scheme
       of Arrangement between the Coles Group Ltd
       and its shareholders, as specified [with or
       without modifications as approved by the Supreme
       Court of Victoria]




--------------------------------------------------------------------------------------------------------------------------
 COMMERZBANK AG, FRANKFURT                                                                   Agenda Number:  701530429
--------------------------------------------------------------------------------------------------------------------------
    Security:  D15642107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  DE0008032004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 24 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code as well as the
       Corporate Governance remuneration report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 657,168,541 as follows: Payment
       of a dividend of EUR 1 per no-par share Executive
       dividend and payable date: 16 MAY 2008

3.     Ratification of the acts of the Board of the              Mgmt          For                            For
       Managing Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the audit of              Mgmt          For                            For
       the YE financial statements for the Company
       and the group and the review of the interim
       financial statements for the 2008 FY: PricewaterhouseCoopers
       AG, Frankfurt

6.     Appointment of the Auditors for the review of             Mgmt          For                            For
       the interim financial statements for the first
       quarter of the 2009 FY: PricewaterhouseCoopers
       AG, Frankfurt

7.     Elections to the Supervisory Board: Mr. Dott.             Mgmt          For                            For
       Sergio Balbinot, Dr. Burckhard Bergmann, Dr.
       Ing. Otto Happel, Prof. Dr. Ing. Hans-Peter
       Keitel, Mr. Friedrich Luerssen, Prof. h.c.
       [CHN] Dr. rer. Oec. U. Middelmann, Mr. Klaus-Peter
       Mueller, Mr. Klaus Mueller-Gebel, Dr. Marcus
       Schenk, Dr. Ing. E.h. Heinrich Weiss, and Election
       of substitute Board Members: Dr. Thomas Kremer,
       Dr. Christian Rau

8.     Authorization to acquire own shares for trading           Mgmt          For                            For
       purposes; the Company shall be authorized to
       acquire and sell own shares, at prices not
       deviating more than 10% from their average
       market price, on or before 31 OCT 2009; the
       trading portfolio of shares acquired for this
       purpose shall not exceed 5% of the share capital
       at the end of any given day

9.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       other than trading; the Company shall be authorized
       to acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from their average market price, on or
       before 31 OCT 2009; the Board of Managing Directors
       shall be authorized to sell the shares on the
       stock exchange or by way of a rights offering,
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if they are sold at a price not materially
       below their market price, or if they are used
       for acquisition purposes; the Board of Managing
       Directors shall also be authorized to offer
       the shares to holders of option and conversion
       rights, to use the shares as Employee shares,
       and to retire the shares

10.    Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares; in connection with item 8, the
       Company may also acquire own shares of up to
       5% of its share capital, at a price not deviating
       more than 10% from the market price of the
       shares using call or put options

11.    Resolution on the creation of authorized capital          Mgmt          Against                        Against
       and the Corresponding amendment to the Article
       of Association; the existing authorized capitals
       as per item 7 and 8 on the agenda of the shareholders'
       meeting of 12 MAY 2004, shall be revoked; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       470,000,000 through the issue of new bearer
       no-par shares against contributions in cash
       and/or kind, on or before 14 MAY 2013 [authorized
       capital 2008]; shareholders' statutory subscription
       rights may be excluded for the granting of
       such rights to bondholders, for residual amounts,
       and for a capital increase against payment
       in kind

12.    Resolutions on the authorization to issue convertible     Mgmt          Against                        Against
       and/or warrant bonds and/or profit-sharing
       rights, the creation of contingent capital,
       and the Corresponding amendment to the Article
       of Association; the authorizations to issue
       convince and/or warrant bonds and/or profit-sharing
       rights as per item 12 on the agenda of the
       shareholders' meeting of 30 MAY 2003, and item
       8 on the agenda of the shareholders' meeting
       of 20 MAY 2005, shall be revoked; the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue interest bearing bonds or profit-sharing
       rights of up to EUR 4,000,000,000, conferring
       convince and/or option rights for shares of
       the Company, on or before 14 MAY 2013; shareholders
       shall be granted subscription rights except
       for residual amounts, for the issue of bonds
       and/or profit-sharing rights conferring convince
       and/or option rights for shares of the Company
       of up to 10% of the share capital if such bonds
       and/or profit-sharing rights are issued at
       a price not materially below their theoretical
       market value, for the issue of bonds and/or
       profit-sharing rights against payment in kind,
       and for the granting of such rights to other
       bondholders; shareholders' subscription rights
       shall also be excluded for the issue of profit-sharing
       rights without convertible or option rights
       with debenture like features; the Company's
       share capital shall be increased accordingly
       by up to EUR 416,000,000 through the issue
       of up to 160,000,000 new bearer shares, insofar
       as convertible and/or option rights are exercised
       [contingent capital 2008/I]

13.    Resolution on the authorization to issue convertible      Mgmt          Against                        Against
       and/or warrant bonds and/or profit-sharing
       rights, the creation of contingent capital,
       and the Corresponding amendment to the Article
       of Association; the authorizations to issue
       convince and/or warrant bonds and/or profit-sharing
       rights as per item 12 on the agenda of the
       shareholders' meeting of 30 MAY 2003, and item
       8 on the agenda of the shareholders' meeting
       of 20 MAY 2005, shall be revoked; the Board
       of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue interest bearing bonds or profit-sharing
       rights of up to EUR 4,000,000,000, conferring
       convertible and/or option rights for shares
       of the Company, on or before 14 MAY j2013;
       shareholders shall be granted subscription
       rights except for residual amounts, for the
       issue of bonds and/or profit-sharing rights
       conferring convince and/or option rights for
       shares of the Company of up to 10% of the share
       capital if such bonds and/or profit-sharing
       rights are issued at a price not materially
       below their theoretical market value, and for
       the granting of such rights to other bondholders;
       shareholders' subscription rights shall also
       be excluded for the issue of profit-sharing
       rights without convince or option rights with
       debenture like features; the Company's share
       capital shall be increased accordingly by up
       to EUR 416,000,000 through the issue of up
       to 160,000,000 new bearer shares, insofar as
       convince and/or option rights are exercised
       (contingent capital 2008/11)

14.    Approval of the profit transfer agreement with            Mgmt          For                            For
       Commerz Services Holding GmbH

15.    Approval of the profit transfer agreement with            Mgmt          For                            For
       Commerzbank Auslandsbanken Holding Nova GmbH




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW                                                  Agenda Number:  701377500
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q26915100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  AU000000CBA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report for the FYE
       30 JUN 2007

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of Commonwealth Bank of Australia and authorize
       the Directors to fix the remuneration of the
       Auditors

3.A    Re-elect Mr. Reg J. Clairs as a Director, in              Mgmt          For                            For
       accordance with Articles 11.1 and 11.2 of the
       Constitution of Commonwealth Bank of Australia

3.B    Re-elect Mr. Harrison H. Young as a Director,             Mgmt          For                            For
       in accordance with Articles 11.4(b) and 11.2
       of the Constitution of Commonwealth Bank of
       Australia

3.C    Re-elect Sir John A Anderson as a Director,               Mgmt          For                            For
       in accordance with Articles 11.4(b) and 11.2
       of the Constitution of Commonwealth Bank of
       Australia

4.     Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

5.     Approve, in accordance with ASX Listing Rules             Mgmt          For                            For
       10.14 and 10.15 for the participation of Mr.
       Ralph J. Norris in the Group Leadership Share
       Plan of Commonwealth Bank of Australia [GLSP];
       and to grant AUD 11.56 Million worth of Shares
       to Mr. Ralph Norris, Chief Executive Officer,
       under the Group Leadership Share Plan




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE DE SAINT-GOBAIN SA, PARIS-LA DEFENSE                                              Agenda Number:  701525175
--------------------------------------------------------------------------------------------------------------------------
    Security:  F80343100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  FR0000125007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       2007 financial statements, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the net income of the FY is of EUR 871,149,776.16 Mgmt          For                            For
       and the retained earnings on 31 DEC 2007 of
       EUR 1,506,206,006.74, i. e a total of EUR 2,377,355,782.90, approve the recommendation of the Board of
       Director and resolves that the income for the
       FY be appropriated as follows: to the retained
       earnings: EUR 1,619,264,403.25 to withdraw
       as first dividend: EUR 73,960,134.60, as additional
       dividend: EUR 684,131,245.05 i .e, the total
       sum of EUR 758,091,379.65; the shareholders
       will receive a net dividend of EUR 2.05 per
       share, and will entitle to the 40 % deduction
       provided by the French Tax Code; this dividend
       will be paid on 19 JUN 2008; as required by
       law, it is reminded that, for the last 3 financial
       years, the dividends paid, were as follows:
       EUR 1.28 for FY 2004, EUR 1.36 for FY 2005,
       EUR 1.70 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.40 of
       the French Commercial Code, approve the agreement
       referred to therein, between the Compagnie
       De Saint Gobain and the Company Wendel

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.42.1,
       of the French Commercial Code, approve the
       agreement referred to therein, related to the
       retirement obligations in favour of Mr. Jean
       Louis Beff as a Chairman of the Board of Directors
       and which will come into effect as from the
       cessation of its term o f office as Chairman
       of the Board o f Directors

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.42.1,
       of the French Commercial Code, approve the
       agreement referred to therein, related to the
       retirement obligations in favour of Mr. Pierre
       AndRe De Chalendar, General Manager

O.7    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by article L.225.42.1 of
       the French Commercial Code and approve the
       agreements referred to therein, related to
       due severance pay, in certain cases of cessation
       of Mr. Pierre Andre De Chalendar' s term of
       office

O.8    Authorize the Board of Directors to Buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions as specified: maximum purchase
       price: EUR 90.00, maximum number of shares
       to be acquired: 10 % of the share capital,
       i. e. a number of 37,421,615 shares, maximum
       funds invested in the share Buybacks: EUR 3,367,945,350.00;
       the number of shares acquired by the company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       can not exceed 5 % of its capital; [Authority
       expires at 18 month period], to take all necessary
       measures and accomplish all necessary formalities

O.9    Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Louis Beffa as a Director for a 4 year period

O.10   Approve to renew the appointment of Mrs. Isabelle         Mgmt          For                            For
       Bouillot as a Director for a 4 year period

O.11   Approve to renew the appointment of Mrs. Sylvia           Mgmt          For                            For
       Jay as a Director for a 4 year period

O.12   Appoint Mr. Jean Bernard Lafonta as a Director            Mgmt          For                            For
       [to replace Mr. Jose Luis Leal Maldonado] for
       a 4 year period

O.13   Appoint subject to approval of resolution number          Mgmt          For                            For
       15, Mr. M. Bernard Gautier as a new Director
       for a 4 year period

E.14   Authorize the Board of Directors to proceed               Mgmt          Against                        Against
       with the issuance of warrants giving right
       to subscribe, on exceptional terms, to shares
       of the Compagnie De Saint Gobain and their
       allocation free of charge to the shareholders
       of the Company being entitled to do so before
       the end of the public offer period; [Authority
       expires at 18 month period], to increase the
       capital by a maximum nominal value of EUR 375,000,000.00,
       sets the maximum number of warrants to be issued,
       to a number equal to the one of the shares
       constituting the share capital when the warrants
       are issued; to take all necessary measures
       and accomplish all necessary formalities

E.15   Amend the Article number 9 of the Bylaws                  Mgmt          For                            For

E.16   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES                                            Agenda Number:  701516936
--------------------------------------------------------------------------------------------------------------------------
    Security:  B2474T107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BE0003845626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Receive the financial statements, and approve             Mgmt          Abstain                        Against
       the allocation of income, and dividends of
       EUR 0.73 per share

2.     Grant discharge to the Directors                          Mgmt          Abstain                        Against

3.     Grant discharge to the Auditors                           Mgmt          For                            For

4.1    Approve the dismiss of Messrs. Jacques Forest             Mgmt          For                            For
       and Henri Mestdagh

4.2    Approve the resignation of Mr. Philippe Wilmes            Mgmt          For                            For

4.3    Re-elect Mr. Gilles Samyn as a Director                   Mgmt          Against                        Against

4.4    Re-elect Mr. Christine Frere-Hennuy as a Director         Mgmt          Against                        Against

4.5    Elect Mr. Jean-Pierre Hansen as a Director                Mgmt          For                            For

4.6    Elect Mr. Robert Castaigne as a Director                  Mgmt          For                            For

4.7.1  Approve to indicate Jean-Pierre Hansen04 as               Mgmt          For                            For
       an Independent Board Member

4.7.2  Approve to indicate Robert Castaigne as Independent       Mgmt          For                            For
       Board Member

5.1    Grant authority to repurchase the up to 10%               Mgmt          For                            For
       of issued share capital

5.2    Approve the reduction in share capital                    Mgmt          For                            For

6.1    Approve the Stock Option Plan                             Mgmt          For                            For

6.2    Approve the Stock Option Plan Grants                      Mgmt          For                            For

7.     Approve the exercise of Stock Options in case             Mgmt          Against                        Against
       of change of control

8.     Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES                                            Agenda Number:  701522383
--------------------------------------------------------------------------------------------------------------------------
    Security:  B2474T107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BE0003845626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.a    Approve to cancel 979782 owned shares of the              Mgmt          For                            For
       CNP

1.b    Approve to decrease the unavailable reserve               Mgmt          For                            For

1.c    Approve, as a consequence, to change the Article          Mgmt          For                            For
       5 of the status in accordance with the cancellation
       of 979782 owned shares

2.a    Approve to suppress a part of the Article 7               Mgmt          For                            For
       of the status

2.b    Approve to suppress a part of the Article 13bis           Mgmt          For                            For
       of the status

3.     Approve to replace the Article 10 of the status           Mgmt          For                            For

4.     Approve to replace Article 13ter of the status            Mgmt          For                            For

5.a    Authorize the Board of Directors to execute               Mgmt          For                            For
       the previous resolutions

5.b    Approve to empower 1 or several special representatives   Mgmt          For                            For
       for the fulfillment of the requirements




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA ESPANOLA DE PETROLEOS SA CEPSA, MADRID                                             Agenda Number:  701597467
--------------------------------------------------------------------------------------------------------------------------
    Security:  E44902166                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  ES0132580319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve and review, the case may be, the annual           Mgmt          For                            For
       accounts and the Management reports of Compania
       Espanola De Petroleos, S.A., and its consolidated
       Group, as well as the proposed application
       of profits and the Management of Compania Espanola
       De Petroleos, of all of the foregoing with
       reference to the FY 2007

2.1    Ratify and re-appoint Mr. Don Saeed Al Mehairbi           Mgmt          For                            For
       as a Director

2.2    Ratify and re-appoint Mr. Don Humbert DE Wendel           Mgmt          For                            For
       as a Director

2.3    Re-appoint Mr. Dona Bernadette Spinoy as a Director       Mgmt          For                            For

2.4    Re-appoint Mr. Don Dominique De Riberolles as             Mgmt          For                            For
       a Director

3.     Re-appoint Deloitte S.L, for a 1 year period,             Mgmt          For                            For
       as External Auditors for the purpose of examining
       the annual accounts of Compania Espanola DE
       Petroleos, S.A., and its consolidated Group,
       for FY 2008

4.     Authorize the Board to the persons appointed              Mgmt          For                            For
       by the Board to for the public recording of
       the resolutions adopted by the general meeting,
       and to execute and file with the public registrars
       the necessary documentation

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE AND ADDITIONAL COMMENT. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

       PLEASE NOTE THAT THE MINIMUM OF SHARES TO ATTEND          Non-Voting
       THE MEETING PHYSICALLY IS 60 SHARES. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPASS GROUP PLC, CHERTSEY SURREY                                                          Agenda Number:  701444351
--------------------------------------------------------------------------------------------------------------------------
    Security:  G23296182                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Feb-2008
        ISIN:  GB0005331532
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' annual report            Mgmt          For                            For
       and accounts and the Auditors' report thereon

2.     Approve and adopt the Directors' remuneration             Mgmt          For                            For
       report

3.     Approve to declare a final dividend on the ordinary       Mgmt          For                            For
       shares

4.     Elect Sir James Crosby as a Director                      Mgmt          For                            For

5.     Elect Mr. Tim Parker as a Director                        Mgmt          For                            For

6.     Elect Ms. Susan Murray as a Director                      Mgmt          For                            For

7.     Re-elect Sir Roy Gardner as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Steve Lucas as a Director                    Mgmt          For                            For

9.     Re-appoint Deloitte & Touche LLP as Auditors              Mgmt          For                            For

10.    Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

11.    Grant authority to allot shares [Section 80]              Mgmt          For                            For

S.12   Grant authority to allot shares for cash [Section         Mgmt          For                            For
       89]

S.13   Grant authority to purchase shares                        Mgmt          For                            For

14.    Grant donations to EU political organizations             Mgmt          For                            For

S.15   Approve to amend the current Articles of Association      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CONTACT ENERGY LTD                                                                          Agenda Number:  701371976
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2818G104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  NZCENE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

2.     Elect Ms. Karen Moses as Director                         Mgmt          For                            For

3.     Elect Mr. Tim Saunders as Director                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CONTINENTAL AG, HANNOVER                                                                    Agenda Number:  701494180
--------------------------------------------------------------------------------------------------------------------------
    Security:  D16212140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0005439004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS  04 APR 08, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board, pursuant to Section 89[4]
       and 15[4] of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 336,730,468.96 as follows payment
       of a dividend of EUR 2 per share no par share
       EUR 13,306,302.96 as follows: payment of a
       dividend and payble date 28 APR 2008

3.     Ratification of the Act of the Board of Managing          Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     The Supervisory Board proposes that KPMG Deutshe          Mgmt          For                            For
       Treuhand Gesellschaft Aktiengesellschaft Wirtschaftsprufungsgesellschaft,
       hanover, be appointed as the Auditors of the
       financial statements for the Company abd the
       Group for fiscal 2008

6.     Renewal of the Authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital
       at prices not deviating more than 10% from
       the market price of the shares on or before
       24 OCT 2009

7.     Resolution on the revision of the authorized              Mgmt          For                            For
       capital 2007 and the correspondent to the Article
       as follows; the Board shall be authorized with
       the consent of the Supervisory Board increase
       the Company's share by upto EUR 149,988,545.28
       through the issue of new shares against payment
       in cash and/or kind on or before 23 APR 2012,
       shareholders shall be granted subscriptions
       of the rights except for a Capital against
       payment in kind in connection with acquisitions
       for the granting of such rights to bondholders
       and for residential amounts

8.     Resolution on an amendment to the authorization           Mgmt          For                            For
       to issue convertible and/or warrant of 5 MAY
       2006 the Supervisory Board to issue bonds upto
       EUR 6,000,000,000 conferring conversion and/or
       option rights for new shares of the Company
       on or before 4 MAY 2011 as of 25 APR 2008,
       shareholders subscription rights shall be excluded
       for the issue of Bonds conferring conversion
       and/or option rights for shares of the Company
       of up to EUR 37,500,000 of such bonds are issued
       at a price not materially value their theoretical
       Market value partial revocations of the authorization
       of the shareholders meeting of 5 MAY 2006 to
       issue bonds of up to EUR 6,000,000 shall be
       reduced by EUR 1,500,000 to EUR 4,50,000,000;
       the contingent capital of EUR 149,000,000as
       section 4(5) the Articles of Association shall
       be reduced to 111,5000,000

9.     Resolution on the authorization II to issue               Mgmt          For                            For
       convertible bonds and/or warrant-linked bonds,
       participatory rights and/or income bonds [or
       a combination of these instruments] and the
       creation of conditional capital II and the
       correspondent amendment to the Article of the
       Association, the Board of MDs shall be authorized
       top, with the consent of the Supervisory Board
       to issue registered and/or bearer bonds or
       profit sharing rights or up to 1,500,000 for
       new shares of the Company on or before 4 MAY
       2011, shareholders shall be granted subscription
       rights except for shares of the Company up
       to EUR 37,500,000 if such bonds and/or profit
       sharing rights are issued at a price not materially
       bellow their Market value; the Company share
       capital shall be increased accordingly by upto
       EUR 37,500,000 through the issue up to 14,648,437
       new bearer no par shares

10.    Authorization for issue of subscription rights            Mgmt          For                            For
       within the framework of the 2008 Stock Option
       Plan, creation of conditional capital and amendments
       to the Articles of Incorporation; report of
       the Executive Board to the Annual Shareholders
       meeting with regard to agenda items 6, 7, 8,
       9, and 10 concerning the exclusion of subscription
       rights according to Section 71 [ subsection
       1 no. 8 clause 5], Section 186 [subsection
       3, clause 4], Section 203 [subsection 2] and
       Section 221 [subsection 4 clause 2] in conjunction
       with Section 186 [subsection 4 clause 2] of
       the German Stock Corporation Act




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701542892
--------------------------------------------------------------------------------------------------------------------------
    Security:  N2273C104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 22 APR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the meeting and announcements                  Non-Voting

2.     Receive the report of the Management Board on             Non-Voting
       the 2007 FY

3.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

4.     Adopt the dividend proposal for the 2007 FY               Mgmt          For                            For

5.     Grant discharge to the Members of the Management          Mgmt          For                            For
       Board for the 2007 FY

6.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the 2007 FY

7.     Announcement of proposed re-appointment of two            Non-Voting
       Members of the Management Board

8.a    Notice that Mr. Van Der Meer, Mr. Vos and Mr.             Non-Voting
       Borgdorff will be resigning by rotation as
       of the close of the General Meeting of shareholders

8.b    Motion by the Supervisory Board to Re-appoint             Non-Voting
       Mr. Van Der Meer, Mr. Vos and Mr. Borgdorff
       as Members of the Supervisory Board subject
       to the condition precedent that the general
       meeting of shareholders does not exercise its
       right as stated at 8(c) and does not request
       an extension of time for the motions in order
       to make a recommendation

8.c    The general meeting of shareholders will be               Non-Voting
       given the opportunity to recommend persons
       to be proposed as Supervisory Board Members

8.d    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Van Der Meer as a Member of the Supervisory
       Board

8.e    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Vos as a Member of the Supervisory Board

8.f    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Borgdorff as a Member of the Supervisory Board

9.     Re-appoint the External Auditor                           Mgmt          For                            For

10.    Amend the Remuneration Policy for the Management          Mgmt          For                            For
       Board

11.    Any other business                                        Non-Voting

12.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS N V                                                                       Agenda Number:  701499231
--------------------------------------------------------------------------------------------------------------------------
    Security:  N1712Q211                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  NL0000852861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To Adopt the 2007 financial statements and adoption       Mgmt          For                            For
       of the proposed 2007 dividend, release from
       liability of the members of the Executive Board
       and release from liability of the members of
       the Supervisory Board.

2.     Remuneration: a bonus conversion share matching           Mgmt          For                            For
       plan and adoption of amendments to the remuneration
       policy for the Executive Board.

3.     Assignment to audit the 2008 financial statements.        Mgmt          For                            For

4.     Extension of the designation of the Executive             Mgmt          For                            For
       Board as competent body to acquire shares or
       depositary receipts in the Company.

5.     Extension of the designation of the Executive             Mgmt          For                            For
       Board as competent body to issue ordinary shares,
       and the designation of the Executive Board
       as competent body to limit or exclude the pre-emptive
       right when issuing ordinary shares.




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS N V                                                                       Agenda Number:  701636827
--------------------------------------------------------------------------------------------------------------------------
    Security:  N1712Q211                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  NL0000852861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Opening                                                   Non-Voting

2.     Discussion of the public offer of Staples, Inc            Non-Voting
       [Staples] for Corporate Express

3.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701363335
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  11-Oct-2007
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the agreement dated 24 AUG 2007 between          Mgmt          For                            For
       the Company and COSCO [Hong Kong] Group Limited
       for the sale and purchase of the entire issued
       share capital in and the outstanding loan due
       from Bauhinia 97 Limited [the Agreement] [as
       specified] and all the transactions contemplated;
       and ratify the entering into of the Agreement
       by the Company; and to authorize the Directors
       of the Company to do such acts and/or execute
       all such documents incidental to, ancillary
       to or in connection with matters contemplated
       in or relating to the Agreement as they may
       in their absolute discretion consider necessary,
       desirable or expedient to give effect to the
       Agreement and the implementation of all transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701552817
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2442N104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors'       Mgmt          For                            For
       and Independent Auditor's reports of the Company
       for the YE 31 DEC 2007

2.i    Declare a final cash dividend for the YE 31               Mgmt          For                            For
       DEC 2007

2.ii   Declare a special final cash dividend for the             Mgmt          For                            For
       YE 31 DEC 2007

3.i.A  Re-elect Mr. Chen Hongsheng as a Director                 Mgmt          Against                        Against

3.i.B  Re-elect Mr. Xu Lirong as a Director of the               Mgmt          Against                        Against
       Company

3.i.C  Re-elect Dr. Sun Jiakang as a Director                    Mgmt          Against                        Against

3.i.D  Re-elect Mr. Wang Zhi as a Director                       Mgmt          Against                        Against

3.i.E  Re-elect Mr. Yin Weiyu as a Director                      Mgmt          Against                        Against

3.i.F  Re-elect Mr. Timothy George Freshwater as a               Mgmt          Against                        Against
       Director

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       amount of remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Board of Directors to fix
       the remuneration of Auditor

5.A    Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       subject to this resolution, to allot, issue
       and deal with additional shares of HKD 0.10
       each in the capital of the Company [Shares]
       and to make or grant offers, agreements and
       options [including warrants, bonds, notes and
       other securities which carry rights to subscribe
       for or are convertible into shares of the Company]
       which would or might require shares to be allotted
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified]
       or ii) an issue of Shares upon the exercise
       of subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantee as specified
       in such scheme or similar arrangement of shares
       or rights to acquire the shares or iii) an
       issue of Shares pursuant to any scrip dividends
       or similar arrangement providing for allotment
       of Shares in lieu of the whole or part of the
       dividend on Shares in accordance with the Bye-laws
       of the Company; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company and the applicable
       Laws of Bermuda to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company [Shares] on The Stock Exchange of Hong
       Kong Limited [Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time during the relevant period, provided
       that the aggregate nominal amount of the shares
       to be repurchased by the Company pursuant to
       the said approval does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company and the applicable
       laws of Bermuda to be held]

5.C    Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5A and 5B, to extend the general mandate granted
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with additional shares of HKD 0.10 each
       in the Company [Shares] pursuant to the Resolution
       5A, by the addition thereto of an amount representing
       the aggregate nominal amount of Shares in the
       capital of the Company repurchased by the Company
       under the authority granted pursuant to the
       Resolution 5B, provided that such extended
       amount not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing the Resolution 5B




--------------------------------------------------------------------------------------------------------------------------
 COSMO OIL COMPANY,LIMITED                                                                   Agenda Number:  701381561
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08316101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  JP3298600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 COSMO OIL COMPANY,LIMITED                                                                   Agenda Number:  701608323
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08316101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3298600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CREDIT AGRICOLE SA, PARIS                                                                   Agenda Number:  701501000
--------------------------------------------------------------------------------------------------------------------------
    Security:  F22797108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  FR0000045072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented; the expenses and charges that
       were not Tax-Deductible of EUR 124,921.00 with
       a corresponding Tax of EUR 43,010.00

O.2    Receive the the reports of the Board of Directors         Mgmt          For                            For
       and the auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the net income for the FY is of EUR               Mgmt          For                            For
       4,895,676,609.65 and the prior retained earnings
       being of EUR 2,253,079,831.75 the total amount
       to be allocated is of EUR 7,148,756,441.40,
       and the recommendation of the Board of Directors
       and resolves that this distributable amount
       be appropriated as follows: to the Legal Reserve:
       EUR 23,434,444.49 dividends: EUR 2,003,708,246.40
       to the retained earnings: EUR 5,121,613,750.51,
       and receive a net dividend of EUR 1.20 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 23 JUN 2008, in the event that
       the Credit Agricole S.A. Holds some of its
       own shares on the day the dividend is paid,
       the amount of the unpaid dividend on such shares
       shall be allocated to the 'retained earnings'
       account; as required By Law

O.4    Approve the dividend payment will be carried              Mgmt          For                            For
       out in cash or in shares [80% in shares, i.e.
       EUR 0.96 per share, and 20% in cash, i.e EUR
       0.24], as per the following conditions: reinvestment
       period will be effective from 30 MAY 2008 to13
       JUN, 2008, the new shares will be created with
       dividend rights as of 01 JAN 2008, at the close
       of the subscription period; receive the dividend
       payment in cash, on 23 JUN 2008; and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225.38 and
       Sequence, of the French Commercial Code, said
       report and the agreements referred to therein

O.6    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1,
       of the French Commercial Code, the agreements
       related of Mr. Edouard Esparbes referred to
       therein

O.7    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Camus as a Director for a 3 year period

O.8    Approve to renew the appointment of Mr. Rene              Mgmt          Against                        Against
       Carron as a Director for a 3 year period

O.9    Approve to renew the appointment of Mr. Alain             Mgmt          Against                        Against
       Dieval as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. Xavier            Mgmt          For                            For
       Fontanet as a Director for a 3 year period

O.11   Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Jay as a Director for a 3 year period

O.12   Approve to renew the appointment of Mr. Michel            Mgmt          Against                        Against
       Michaut as a Director for a 3 year period

O.13   Appoint Mr. Gerard Cazals as a Director, to               Mgmt          Against                        Against
       replace Mr. Jean Pierre Pargade who resigned,
       for the remainder of Mr. Jean Pierre Pargade's
       term of office, i.e. Until the shareholders'
       meeting called to approve the financial statements
       for the FYE in 31 DEC 2008

O.14   Ratify the appointment of Mr. Michel Mathieu              Mgmt          Against                        Against
       as a Director, to replace Mr. Jean Roger Drouet
       who resigned, for the remainder of Mr. Jean
       Roger Drouet's term of office, I.E. Until the
       shareholders' meeting called to approve the
       financial statements for the FYE in 31 DEC
       2010

O.15   Appoint the Director, to replace Mr. Daniel               Mgmt          For                            For
       Lebegue, for the remainder of Mr. Daniel Lebegue's
       term of office, i.e. until the shareholder's
       meeting called to approve the financial statements
       for the FYE 31 DEC 2010

O.16   Approve to award total annual fees of EUR 950,000.00      Mgmt          For                            For
       to the Members of the Board of Directors

O.17   Authorize the Board of Directors, to trade in             Mgmt          Against                        Against
       the Company's shares on the stock market subject
       to the conditions described below; Maximum
       Purchase price: EUR 35.00, maximum number of
       shares to be acquired: 10% of the share capital
       [i.e. a Maximum number of 166,975,687 shares],
       maximum funds invested in the share buybacks:
       EUR 3,000,000,000.00, [Authority expires is
       given for an 18 month period]; it supersedes
       the authorization granted by the shareholders'
       meeting 23 MAY 2007; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital, and to take all necessary measures
       and accomplish all necessary formalities

E.18   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital on 1 or more
       occasions, in France or Abroad, by issuance,
       with preferred subscription rights maintained,
       of ordinary shares of the Company and or any
       other securities giving access to ordinary
       shares of the Company or giving right to a
       debt security, the maximum nominal amount of
       capital increases to be carried out Under this
       delegation of authority shall not exceed EUR
       2,500,000,000.00, the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 5,000,000,000.00, and to take
       all necessary measures and accomplish all necessary
       formalities; [Authority is given for a 26-month
       period] it supersedes the unused fraction of
       the delegation granted by the shareholders'
       meeting of 23 MAY 2007 in its Resolution 14

E.19   Authorize the Board of Directors the necessary            Mgmt          Against                        Against
       powers to decide to proceed, with out pre emptive
       subscription rights, with the issuance of all
       securities set forth in Resolution 18 [point
       1], it decides that: the maximum nominal amount
       of capital increases to be carried out under
       this delegation of authority shall not exceed
       EUR 1,000,000,000.00 in the event of an issuance
       with and EUR 500,000,000.00 in the event issuance
       without a time limited of subscription priority,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 5,000,000,000.00, the whole within the limit of the fraction
       unused of the ceilings set forth in Resolution
       18 and, it is specified that any issuance carried
       out accordingly with the present resolution
       shall count against the corresponding ceiling(s);
       and to take all necessary measures and formalities;
       [Authority expires is given for a 26 month
       period] it supersedes the delegation granted
       by the shareholders' meeting of 23 MAY 2007,
       in its Resolution Nr. 15

E.20   Authorize the Board of Directors, to increase             Mgmt          Against                        Against
       the number of securities to be issued in the
       event of capital increases [decided accordingly
       with Resolution Nr. 18, 19, 24, 25, and 26]
       with or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15% of the initial issue, it resolves that
       the maximum nominal amount of capital increases,
       with or without preferential subscription right
       of shareholders, carried out accordingly the
       present delegation, those granted in Resolution
       Nr 24, 25 and 26 being excluded, shall count
       against the overall ceilings of capital increases
       set forth in Resolution number 18 and 19; and
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       is given for a 26 month period] it supersedes
       meeting of 23 MAY 2007, in its Resolution Nr
       16

E.21   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contribution in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital, the maximum
       amount of capital increases to be carried out
       accordingly the present delegation, shall count
       against the limit of the overall ceilings set
       forth in Resolution Nr 18 ad 19; and to take
       all necessary measures and accomplish all necessary
       formalities, [authority expires is given for
       a 26 month period], it supersedes the delegation
       granted by the shareholders meeting of 23 MAY
       2007, in its Resolution Nr. 17

E.22   Authorize the Board of Directors within the               Mgmt          For                            For
       limit of 5% of the Company's share capital,
       to set the issue price of the ordinary shares
       or securities to be issued, without pre emptive
       subscription rights, giving access to the terms
       and conditions determined by the shareholders
       meeting

E.23   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 3,000,000,000.00, by way of capitalizing
       premiums, reserves, profits or other means,
       provided that such capitalization is allowed
       by Law and under the By Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods,
       this amount is different from the overall ceiling
       set forth in Resolutions Nr. 18 and 19; and
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       is given for a 26 month period], it supersedes
       the delegation granted by the shareholders
       of 23 MAY 2007, in its Resolution Nr. 19

E.24   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions at
       its sole discretion by way of issuing shares
       in favour of the employees of the credit Agricole
       S.A, Members of a Company Savings Plan; [Authority
       expires is given for a 26 month period] and
       for a nominal amount that shall not exceed
       EUR 150,000,000.00; and to decide to cancel
       the shareholders' preferential subscription
       rights in favour of the beneficiaries above
       mentioned; and to take all necessary formalities,
       this delegation superseded the delegation granted
       by the shareholder's meeting of 23 May 2007
       in its Resolution Nr. 20

E.25   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions at
       its sole discretion, by way of issuing new
       shares in favour of the Company Credit Agricole
       International employees; [Authority expires
       is given for an 18-month period] and for a
       nominal amount that shall not exceed EUR 40,000,000.00,
       and to decide to cancel the shareholders' preferential
       subscription rights in favour of the beneficiary
       above mentioned; and to take all necessary
       measures and accomplish all necessary formalities,
       this delegation supersedes the delegation granted
       by the shareholders' meeting of 23 MAY 1007,
       in its Resolution Nr. 21

E.26   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1or more occasions, at
       its sole discretion, by way of issuing new
       shares in favour of the employees of the group
       Credit Agricole, Members of an enterprise group
       savings plan in the USA, [Authority expires
       is given for a 26 month period] and for a nominal
       amount that shall not exceed EUR 40,000,000.00,
       to decides to cancel the shareholders' preferential
       subscription rights in favour of the beneficiaries;
       and to take all necessary measures and accomplish
       all necessary formalities, this delegation
       supersedes the delegation granted by the shareholders'
       meeting of MAY 23 2007 in its Resolution Nr.
       22

E.27   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2% of the share
       capital [within the limit of the overall ceilings
       set forth in Resolution Nr.18 and 19] and decides
       to cancel the shareholders preferential subscription
       rights in favour of the employees and/or the
       corporate officers of the Company and related
       Companies the shareholders meeting delegates;
       and to take all necessary measures and accomplish
       all necessary formalities, [Authority expires
       is given for a 38 month period], it supersedes
       by the shareholders meeting of 17 MAY 2006,
       in its Resolution Nr. 20

E.28   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the Corporate
       officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital [the whole within the limit of
       the overall ceilings set forth in Resolution
       Nr. 18 and 19], decide to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries above mentioned; and to
       take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       is given for a 38 month period]

E.29   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires is given for a 24
       month period], it supersedes the authorization
       granted by the shareholders' meeting of 23
       MAY 2007, in its Resolution Nr. 23

E.30   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SAISON CO.,LTD.                                                                      Agenda Number:  701601393
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7007M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3271400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SUISSE GROUP, ZUERICH                                                                Agenda Number:  701506341
--------------------------------------------------------------------------------------------------------------------------
    Security:  H3698D419                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0012138530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 442073, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the Parent Company's           Mgmt          For                            For
       2007 financial statements and the Group 2007
       consolidated financial statements

2.     Grant discharge to the Members of the Board               Mgmt          Against                        Against
       of Directors and the Executive Board

3.     Approve the capital reduction owing to completion         Mgmt          For                            For
       of the share buy back program

4.     Approve the appropriation of retained earnings            Mgmt          For                            For

5.1    Amend the Articles of Association: by amending            Mgmt          For                            For
       the Corporate name [legal form]

5.2    Amend the Articles of Association by the deletion         Mgmt          For                            For
       of provisions concerning contributions in kind

6.1.A  Re-elect Mr. Thomas W. Bechtler to the Board              Mgmt          For                            For
       of Directors

6.1.B  Re-elect Mr. Robert H. Benmosche to the Board             Mgmt          For                            For
       of Directors

6.1.C  Re-elect Mr. Peter Brabeck-Letmathe to the Board          Mgmt          For                            For
       of Directors

6.1.D  Re-elect Mr. Jean Lanier to the Board of Directors        Mgmt          For                            For

6.1.E  Re-elect Mr. Anton Van Rossum to the Board of             Mgmt          For                            For
       Directors

6.1.F  Re-elect Mr. Ernst Tanner to the Board of Directors       Mgmt          For                            For

6.2    Elect KPMG Klynveld Peat Marwick Goerdeler SA             Mgmt          For                            For
       as Independent Auditors and the Group Independent
       Auditors

6.3    Elect BDO Visura as the Special Auditors                  Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE AND RECEIPT OF AUDITORS NAMES.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CRH PLC                                                                                     Agenda Number:  701519603
--------------------------------------------------------------------------------------------------------------------------
    Security:  G25508105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  IE0001827041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and reports              Mgmt          For                            For
       of Directors and the Auditors

2.     Declare a dividend                                        Mgmt          For                            For

3.A    Re-elect Mr. N. Hartery as a Director                     Mgmt          For                            For

3.B    Re-elect Mr. T.W. Hill as a Director                      Mgmt          For                            For

3.C    Re-elect Mr. K. McGowan as a Director                     Mgmt          For                            For

3.D    Re-elect Mr. J.M.C. O'Connor as a Director                Mgmt          For                            For

3.E    Re-elect Mr. U.H. Felcht as a Director                    Mgmt          Against                        Against

4.     Approve the remuneration of Auditors                      Mgmt          For                            For

S.5    Approve the disapplication of pre-emption rights          Mgmt          For                            For

S.6    Grant authority to purchase own ordinary shares           Mgmt          For                            For

S.7    Grant authority to re-issue Treasury shares               Mgmt          For                            For

S.8    Amend the Memorandum of Association                       Mgmt          For                            For

S.9    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CSL LTD                                                                                     Agenda Number:  701365579
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3018U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  AU000000CSL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and the Auditors for the YE
       30 JUN 2007 and acknowledge the final dividend
       in respect of the YE 30 JUN 2007 declared by
       the Board and paid by the Company

2.A    Re-elect Mr. John Akehurst as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

2.B    Re-elect Mr. Maurice A. Renshaw as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 99[a] of the Constitution

2.C    Re-elect Mr. Ian A. Renard as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

3.     Approve, in accordance with Section 254H of               Mgmt          For                            For
       the Corporations Act, that the Company convert
       all the fully paid ordinary shares in the issued
       capital of the Company into a larger number
       on the basis that every one [1] fully paid
       ordinary share be subdivided into 3 fully paid
       ordinary shares with effect from 7:00 PM [Melbourne
       time] on 24 OCT 2007, and that options and
       performance rights on issue at that time in
       respect of ordinary shares in the Company be
       adjusted in accordance with the ASX Listing
       Rules

4.     Approve that, for the purposes of Rule 88 of              Mgmt          For                            For
       the Company's Constitution and ASX Listing
       Rule 10.17, the maximum aggregate amount that
       may be paid to all the Non-Executive Directors
       of the Company by the Company and any subsidiaries
       of the Company for their services as Directors
       of the Company or of such subsidiaries, in
       respect of each FY of the Company commencing
       on or after 01 JUL 2007, be increased from
       AUD 1,500,000 to AUD 2,000,000 per annum

5.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the YE 30 JUN
       2007




--------------------------------------------------------------------------------------------------------------------------
 CSM NV (FORMERLY CENTRALE SUIKER MAATSCHAPPIJ NV)                                           Agenda Number:  701514348
--------------------------------------------------------------------------------------------------------------------------
    Security:  N2366U201                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0000852549
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the report of the Board of Management             Non-Voting
       on calendar year 2007/ the Supervisory Board
       presentation, discussion of the Board of Management
       and the Supervisory Board report

3.A    The reservation and dividend policy for the               Non-Voting
       financial statements 2007

3.B    Adopt the financial statements                            Mgmt          For                            For

3.C    Approve to determine the dividend for the financial       Mgmt          For                            For
       statements 2007

4.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of its Management duties

5.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of its Supervisory duties

6.     Approve the composition of the Supervisory Board          Mgmt          For                            For

7.     Receive the annual report and financial statements        Mgmt          For                            For
       as from the annual report 2008

8.A    Authorize the Board of Management to issue ordinary       Mgmt          For                            For
       shares; to extension of the during period

8.B    Authorize the Board of Management to restrict             Mgmt          For                            For
       or exclude the statutory pre-emptive rights
       when issuing ordinary shares, to extension
       of the during period

8.C    Authorize the Board of Management to issue cumulative     Mgmt          For                            For
       financing preference shares, to extension of
       the during period

9.     Authorize the Board of Management to repurchase           Mgmt          For                            For
       shares in the share capital of the company
       on behalf of the Company

10.    Approve the cancellation of shares repurchased            Mgmt          For                            For
       by the Company in order to reduce the subscribed
       capital

11.    Re-appoint the Auditor                                    Mgmt          For                            For

12.    Any other business                                        Non-Voting

13.    Close                                                     Non-Voting

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 DAI NIPPON PRINTING CO.,LTD.                                                                Agenda Number:  701620204
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10584100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3493800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

3.6    Appoint a Director                                        Mgmt          No vote

3.7    Appoint a Director                                        Mgmt          No vote

3.8    Appoint a Director                                        Mgmt          No vote

3.9    Appoint a Director                                        Mgmt          No vote

3.10   Appoint a Director                                        Mgmt          No vote

3.11   Appoint a Director                                        Mgmt          No vote

3.12   Appoint a Director                                        Mgmt          No vote

3.13   Appoint a Director                                        Mgmt          No vote

3.14   Appoint a Director                                        Mgmt          No vote

3.15   Appoint a Director                                        Mgmt          No vote

3.16   Appoint a Director                                        Mgmt          No vote

3.17   Appoint a Director                                        Mgmt          No vote

3.18   Appoint a Director                                        Mgmt          No vote

3.19   Appoint a Director                                        Mgmt          No vote

3.20   Appoint a Director                                        Mgmt          No vote

3.21   Appoint a Director                                        Mgmt          No vote

3.22   Appoint a Director                                        Mgmt          No vote

3.23   Appoint a Director                                        Mgmt          No vote

3.24   Appoint a Director                                        Mgmt          No vote

3.25   Appoint a Director                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAICEL CHEMICAL INDUSTRIES,LTD.                                                             Agenda Number:  701622816
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08484149                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3485800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAIDO STEEL CO.,LTD.                                                                        Agenda Number:  701625785
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08778110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3491000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DAIHATSU MOTOR CO.,LTD.                                                                     Agenda Number:  701633085
--------------------------------------------------------------------------------------------------------------------------
    Security:  J09072117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3496600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 DAIICHI SANKYO COMPANY,LIMITED                                                              Agenda Number:  701607763
--------------------------------------------------------------------------------------------------------------------------
    Security:  J11257102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3475350009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote

2.9    Appoint a Director                                        Mgmt          No vote

2.10   Appoint a Director                                        Mgmt          No vote

3.     Approve Payment of Bonuses to Directors                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAIKIN INDUSTRIES,LTD.                                                                      Agenda Number:  701613019
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10038115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3481800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIMLER AG, STUTTGART                                                                       Agenda Number:  701354689
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1668R123                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  DE0007100000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Amendment to the Article of Association in respect        Mgmt          For                            For
       of the company's name being changed to Daimler
       AG

2.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       respect of the Company's name being changed
       to Daimler-Benz AG

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on a special audit as per Section
       142(1) of the German Stock Corporation Act
       in connection with the waste of financial means
       regarding the name change of the Company

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution of a vote of no-confidence against
       Mr. Erich Klemm, member of the Supervisory
       Board

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       respect of the shareholders meeting being held
       in Stuttgart as of the 2009 FY if the previous
       two meetings were held at a different place

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       respect of age-restrictions for members of
       the Supervisory Board

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       respect of members of the Supervisory Board
       being interdicted to be a member of the Board
       of Managing Directors of another DAX-30 Company

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       respect of shareholders statements

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       connection with special counting methods

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       respect of the minutes of the shareholders
       meeting being taken

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Article of Association in
       respect of the company being transformed into
       a European Company [SE]

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on a special audit as per Section
       142[1] of the German Stock Corporation Act
       in connection with the merger between the Company
       and Chrysler Corporation

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on a special audit as per Section
       142[1] of the German Stock Corporation Act
       in connection with the stock option plan 2003

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on a special audit as per Section
       142[1] of the German Stock Corporation Act
       in connection with the interview given by Mr.
       Juergen Schrempp to Financial Times

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on a special audit as per Section
       142[1] of the German Stock Corporation Act
       in connection with improper actions of current
       or former members of the Board of Managing
       Directors or of the Supervisory Board

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on a special audit as per Section
       142[1] of the German Stock Corporation Act
       in connection with incomplete or inaccurate
       information given by Dr. Zetsche and other
       employees of the Company

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Resolution on a special audit as per Section
       142[1] of the German Stock Corporation Act
       in connection with the control of the former
       chairman of the Board of Managing Directors
       Mr. Juergen Schrempp




--------------------------------------------------------------------------------------------------------------------------
 DAIMLER AG, STUTTGART                                                                       Agenda Number:  701482604
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1668R123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  DE0007100000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the adopted Company statements,           Non-Voting
       the approved consolidated financial statements,
       and the Management reports for Daimler AG and
       the Group for the 2007 FY, the report of the
       Supervisory Board and the explanatory report
       of the Board of Management providing details
       on takeover provisions as required by Section
       289, and Section 315(4) of the German Commercial
       Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 6,183,998,802.37 as follows:
       payment of a dividend of EUR 2 per entitled
       share EUR 4,156,261,610.37 shall be allocated
       to the revenue reserves, ex-dividend and payable
       date: 10 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          Abstain                        Against
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          Abstain                        Against
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG, Berlin

6.     Authorization to acquire its own shares; the              Mgmt          For                            For
       Company shall be authorized to acquire own
       shares of up to 10 % of its share capital,
       at prices not deviating more than 10 % from
       the market price of the shares, on or before
       09 OCT 2009; the Board of Directors shall be
       authorize to use the shares for acquisition
       purposes or within the scope of the Stock Option
       Plan , to offer the shares to Employees, and
       to retire the shares

7.     Resolution on authorization to use derivative             Mgmt          For                            For
       financial instruments in the context of acquiring
       own shares

8.     Resolution on the election of new members of              Mgmt          For                            For
       the Supervisory Board

9.     Resolution on the increase of the Supervisory             Mgmt          For                            For
       Board remuneration, and the corresponding amendments
       to the Articles of Association; the ordinary
       Members of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 100,000;
       the Chairman shall receive 3 times, the Deputy
       Chairman 2 times, Committee Chairman 1 and
       a half times, and other Committee Members one
       and a 3 times, the amount; in addition, all
       Members shall receive an attendance fee of
       EUR 1,100 per meeting.

10.    Resolution on the revision of the authorized              Mgmt          For                            For
       capital I, and the correspondent amendments
       to the Articles of Association; the existing
       authorized capital I shall be revoked; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       500,000,000 through the issue of new registered
       shares against cash payment, on or before 08
       APR 2013 [authorized capital I ]; shareholders
       shall be granted subscription rights, except
       for residual amounts, for the granting of subscription
       rights to holders of warrants or convertible
       bonds, and insofar as the issue price is not
       materially below the market price

11.    Resolution on the revision of t he authorized             Mgmt          For                            For
       capital II, and the correspondent amendments
       to the Articles of Association; the existing
       authorized capital II shall be revoked; the
       Board of Managing Directors be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       500,000,000 through the issue of new registered
       shares against payment in kind, on or before
       08 APR 2013 [authorized capital II]; the Board
       of Managing Directors shall be authorize d
       to exclude shareholders subscription rights;
       the shareholders Ekkehard Wenger and Leonhard
       Knoll have put forth the following additional
       items for resolution

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a Special Audit pursuant to Section 142, Subsection
       1 of the German Stock Corporation Act [AktG]
       to investigate the question of whether in carrying
       out the share buyback program in the second
       half of 2007, the duty of prudence was neglected
       or actions of breach of trust occurred and
       to what extent current or former Executives
       profited from that

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a Special Audit pursuant to Section 142, Subsection
       1 of the German Stock Corporation Act [AktG]
       to examine the question whether in connection
       with change of name proposed by the Board of
       Management and Supervisory Board funds have
       been senselessly wasted in contravention of
       the legally required prudence

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Articles of Incorporation
       - limit on the number of mandates of Members
       of the Supervisory Board representing the shareholders

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Articles of Incorporation
       - separate counting of votes from various shareholder
       group

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Amendment to the Articles of Incorporation
       - production of verbatim minutes of the shareholders
       meeting

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a special Audit pursuant to Section 142 (1)
       of the German Stock Corporation Act [AktG]
       to examine the issue of whether the Members
       of the Board of Management and the Supervisory
       Board were in breach of duty in neglecting
       to examine all options to make claims for damages
       against the responsible Members of the Board
       of Management and the Supervisory Board and
       the relevant consultants and the Auditors or
       to at least effect an adequate reduction in
       current remuneration or pension benefits or
       to cancel share-based components of remuneration
       following the statements made by the Stuttgart
       District Court on 04 AUG 2006 concerning the
       business combination between Daimler Benz AG
       and Chrysler Corporation that

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a Special Audit pursuant to Section 142 (1
       )of the German Stock Corporation Act [AktG]
       to examine the issue of whether the Supervisory
       Board neglected its obligations of due care
       and attention when, in spring 2003, close to
       when the share price reached its lowest point
       for several years, it issued 20.5 million options
       to the Board of Management and other Management
       staff of the Company at an exercise price of
       only EUR 34.40 per share

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a special Audit pursuant to Section 142(1),
       of the German Stock Corporation Act [AktG]
       to examine the issue of whether the Company
       is entitled to claim damages in relation to
       tan interview by the former Chairman of the
       Board of Management Jurgen Schrempp in the
       Financial Times, which later aided a class
       action lawsuit in the United States that was
       settled at USD 300 million, of which the Company
       was required to pay an uninsured share which
       was an eight-digit amount

20.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a special Audit pursuant to Section 142(1)
       of the German Stock Corporation Act [AktG]
       to examine the issue of the extent to which
       current or former Members of the Board of management
       or the Supervisory Board were aware of transactions
       that have since led to investigations by varioys
       authorities, including the US securities and
       Exchange Commission [SEC] and the US department
       of justice in particular, or whether the above
       persons can be accused of organizational failure
       as no sufficient precautions were taken to
       prevent these transactions

21.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a  Special Audit pursuant to Section 142(1)of
       the German Stock Corporation Act [AktG] to
       examine the issue of   whether, prior to the
       federal court of justice repealing the prison
       sentence handed down by the Stuttgart District
       Court on the businessman Gerhadrd Schweinle,
       the current Chairman of the Board of Management
       Dr. Zetsche, and various Employees of the Company
       provide false, incomplete, misleading or otherwise
       inaccurate information on an alleged fraud
       committed against the Company in the area of
       so-called gray-market transactions, if so,
       what internal preliminary clarification this
       information was based on, who knew of this
       and who knew of any gray-market transactions
       per se and who profited from any gray-market
       transactions; it is also necessary to investigate
       to what extent the Company has meanwhile paid
       damages, to what extent these judgments are
       final, which further claims for damages are
       to be freed or have already been filed, and
       against which Employees or Executives recourse
       can be sought

22.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a Special Audit pursuant to Section 142 (1)
       of the German Stock Corporation Act [AktG]
       to examine the issue of whether, the Supervisory
       Board sufficiently monitored the administration
       of the former Chairman of the Board of Management
       Jurgen Schrempp, whether it particularly in
       view of his services granted him appropriately
       high remuneration, whether the Supervisory
       Board checked that all benefits to the former
       Chairman of the Board of Management were recorded
       as Board of Management remuneration, and whether
       in the case of the employment of family Members
       and relatives of the former Chairman of the
       Board of Management the Supervisory Board demanded
       and monitored the rendering of appropriate
       services, or arranged for this to be done,
       and if so, who is/ was responsible for doing
       this

23.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Motion for a resolution on the execution of
       a Special Audit pursuant to Section 142(1)of
       the German Stock Corporation Act [AktG] to
       claim damages from current and former Members
       of the Supervisory Board due to the granting
       of in appropriate remuneration for former Board
       of Management Chairman Jurgen Schrempp, due
       to the unauthorized failure to claim compensation
       for damages from Jurgen Schrempp, and due to
       the unauthorized failure to reclaim inappropriate
       elements of remuneration

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DAINIPPON INK AND CHEMICALS,INCORPORATED                                                    Agenda Number:  701620088
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1280G103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3493400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          No vote

2      Amend Articles to: Reduce Board Size to 14                Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

3.6    Appoint a Director                                        Mgmt          No vote

3.7    Appoint a Director                                        Mgmt          No vote

3.8    Appoint a Director                                        Mgmt          No vote

3.9    Appoint a Director                                        Mgmt          No vote

3.10   Appoint a Director                                        Mgmt          No vote

4.1    Appoint a Corporate Auditor                               Mgmt          No vote

4.2    Appoint a Corporate Auditor                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAITO TRUST CONSTRUCTION CO.,LTD.                                                           Agenda Number:  701607737
--------------------------------------------------------------------------------------------------------------------------
    Security:  J11151107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3486800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 DAIWA HOUSE INDUSTRY CO.,LTD.                                                               Agenda Number:  701620139
--------------------------------------------------------------------------------------------------------------------------
    Security:  J11508124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3505000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

3.6    Appoint a Director                                        Mgmt          No vote

3.7    Appoint a Director                                        Mgmt          No vote

3.8    Appoint a Director                                        Mgmt          No vote

3.9    Appoint a Director                                        Mgmt          No vote

3.10   Appoint a Director                                        Mgmt          No vote

3.11   Appoint a Director                                        Mgmt          No vote

3.12   Appoint a Director                                        Mgmt          No vote

3.13   Appoint a Director                                        Mgmt          No vote

3.14   Appoint a Director                                        Mgmt          No vote

3.15   Appoint a Director                                        Mgmt          No vote

3.16   Appoint a Director                                        Mgmt          No vote

3.17   Appoint a Director                                        Mgmt          No vote

3.18   Appoint a Director                                        Mgmt          No vote

4.     Appoint a Corporate Auditor                               Mgmt          No vote

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DAIWA SECURITIES GROUP INC.                                                                 Agenda Number:  701603551
--------------------------------------------------------------------------------------------------------------------------
    Security:  J11718111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3502200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 DANSKE BANK AS                                                                              Agenda Number:  701462234
--------------------------------------------------------------------------------------------------------------------------
    Security:  K22272114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  DK0010274414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA. MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 444371 DUE TO CHANGE IN VOTING STATUS OF
       RESOLUTION 8. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Approve the financial statements and statutory            Mgmt          For                            For
       report; grant discharge to Directors; and approve
       the allocation of income and dividends of DKK
       8.50 per share

2.     Re-elect Messrs. Alf Duch-Pedersen, Henning               Mgmt          For                            For
       Christophersen, Sten Scheibye, Claus Vastrup
       and Birgit Aagaard-Svendsen to the Supervisory
       Board; and elect Mr. Mats Jansson as a new
       Member of the Supervisory Board

3.     Re-elect Grant Thronton and elect KPMG as the             Mgmt          For                            For
       Auditors

4.     Authorize the Board of Directors to allow Danske          Mgmt          For                            For
       Bank to acquire own shares by way of ownership
       or pledge to an aggregate nominal value of
       10% of the share capital in accordance with
       Section 48 of the Danish Companies Act

5.     Approve the specified guidelines for the Incentive        Mgmt          For                            For
       based Compensation for Executive Management
       and the Board

6.     Amend the Articles regarding definition of Board          Mgmt          For                            For
       Quorum

7.     Approve to apply the bill deposited in UK Parliament      Mgmt          For                            For
       to allow conversion of subsidiary in Northern
       Ireland into a Branch

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       amend the Articles to remove possibility of
       Board to issue shares without Preemptive Rights




--------------------------------------------------------------------------------------------------------------------------
 DB RREEF TRUST                                                                              Agenda Number:  701374340
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q31265103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  AU000000DRT1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To present the Directors' report, financial               Non-Voting
       statements and the Independent Auditor's report
       for the FYE 30 JUN 2007

1.     Ratify the appointment of Mr. Stewart F. Ewen             Mgmt          For                            For
       OAM as an Independent Director of DB Rreef
       Funds Management Limited

2.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483694
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors' report and             Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       of 20 cents per ordinary share, for the YE
       31 DEC 2007

3.a    Approve to sanction the amount of SGD 1,750,945           Mgmt          For                            For
       proposed as the Directors' fees for 2007

3.b    Approve to sanction the amount of SGD 1,000,000           Mgmt          For                            For
       proposed as special remuneration for Mr. Koh
       Boon Hwee for 2007

4.a    Re-elect Mr. John Alan Ross as a Director, who            Mgmt          For                            For
       retires under Article 95 of the Company's Articles
       of Association

4.b    Re-elect Mr. Wong Ngit Liong as a Director,               Mgmt          For                            For
       who retires under Article 95 of the Company's
       Articles of Association

5.     Re-elect Mr. Christopher Cheng Wai Chee, who              Mgmt          For                            For
       retires under Article 101 of the Company's
       Articles of Association

6.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company in place of the retiring Auditors,
       Messrs Ernst & Young, to hold office until
       the conclusion of the next AGM of the Company
       and authorize the Directors to fix their remuneration

7.a    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       ["DBSH Ordinary Shares"] as may be required
       to be issued pursuant to the exercise of the
       options under the DBSH Share Option Plan provided
       always that the aggregate number of new DBSH
       Ordinary Shares to be issued pursuant to the
       DBSH Share Option Plan and the DBSH Share Plan
       [previously known as the DBSH Performance Share
       Plan] shall not exceed 7.5% of the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company from time to
       time

7.b    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer and grant awards in accordance with
       the provisions of the DBSH Share Plan and to
       allot and issue from time to time such number
       of DBSH Ordinary Shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH Share Plan, provided always
       that the aggregate number of new DBSH Ordinary
       Shares to be issued pursuant to the DBSH Share
       Plan and the DBSH Share Option Plan shall not
       exceed 7.5% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company from time to time

7.c    Authorize the Directors of the Company to: (a)            Mgmt          For                            For
       (i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or (ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation and
       adjustments as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under this
       Resolution, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and (ii) any subsequent bonus issue,
       consolidation or subdivision of shares; in
       exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires at the earlier of the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701483810
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y20246107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       the exercise by the Directors of DBSH of all
       the powers of DBSH to purchase or otherwise
       acquire issued ordinary shares in the capital
       of the DBSH [Ordinary Shares], not exceeding
       10% of the issued Ordinary Shares of DBSH,
       at such price or prices as may be determined
       by the Directors from time to time up to the
       maximum price whether by way of: i) market
       purchase(s) on the Singapore Exchange Securities
       Trading Limited [SGX-ST] transacted through
       the Central Limit Order Book Trading System
       and/or any other Securities Exchange on which
       the Ordinary Shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       ii) off-market purchase(s) [if effected otherwise
       than on the SGX-ST as the case may be, Other
       Exchange] in accordance with any equal access
       Scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       Scheme(s) shall satisfies the conditions prescribed
       by the Companies Act and otherwise in accordance
       with all other Laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being applicable
       [the Share Purchases Mandate]; [Authority expires
       the earlier of the date of the next AGM of
       DBSH is held and the date by which next AGM
       of DBSH is required by the Law to be held];
       and authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

S.2    Amend the Article 91 of the Articles of Association       Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 DENSO CORPORATION                                                                           Agenda Number:  701625521
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12075107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3551500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 DENTSU INC.                                                                                 Agenda Number:  701620317
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1207N108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3551520004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK AG, FRANKFURT AM MAIN                                                         Agenda Number:  701535176
--------------------------------------------------------------------------------------------------------------------------
    Security:  D18190898                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  DE0005140008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive financial statements and statutory reports        Non-Voting
       for fiscal 2007

2.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 4.50 per Share

3.     Approve discharge of Management Board for fiscal          Mgmt          Abstain                        Against
       2007

4.     Approve discharge of Supervisory Board for fiscal         Mgmt          Abstain                        Against
       2007

5.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          For                            For
       as the Auditors for Fiscal 2008

6.     Authorize repurchase of up to 5 % of issued               Mgmt          For                            For
       share capital for trading purposes

7.     Authorize Share Repurchase Program and reissuance         Mgmt          For                            For
       or cancellation of repurchased shares

8.     Authorize use of financial derivatives when               Mgmt          For                            For
       repurchasing shares

9.1    Elect Mr. Clemens Boersig to the Supervisory              Mgmt          Against                        Against
       Board

9.2    Elect Mr. Karl-Gerhard Eick to the Supervisory            Mgmt          Against                        Against
       Board

9.3    Elect Mr. Henning Kagermann to the Supervisory            Mgmt          For                            For
       Board

9.4    Elect Mr. Suzanne Labarge to the Supervisory              Mgmt          For                            For
       Board

9.5    Elect Mr. Tilman Todenhoefer to the Supervisory           Mgmt          For                            For
       Board

9.6    Elect Mr. Werner Wenning to the Supervisory               Mgmt          For                            For
       Board

9.7    Elect Mr. Peter Job to the Supervisory Board              Mgmt          For                            For

9.8    Elect Mr. Heinrich Von Pierer to the Supervisory          Mgmt          Against                        Against
       Board

9.9    Elect Mr. Maurice Levy to the Supervisory Board           Mgmt          For                            For

10.    Approve creation of EUR 140 Million pool of               Mgmt          For                            For
       capital without preemptive rights

11.    Approve issuance of convertible bonds and bonds           Mgmt          For                            For
       with warrants attached without preemptive rights
       up to aggregate nominal amount of EUR 9 Billion,
       approve creation of EUR 150 Million pool of
       capital to guarantee conversion rights

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Instruction to the Management Board to make
       all preparations to spin off investment banking
       business within two years

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Amendment to the Articles of Association -
       restriction on risky business in the U. S.
       A.

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Amendment to the Articles of Association -
       restriction on the number of additional mandates
       for representatives of the shareholders on
       the Supervisory Board

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Amendment to the Articles of Association -
       separate counting of votes cast by different
       shareholder groups

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Amendment to the Articles of Association -
       production of word-for-word minutes (transcriptions)
       of proceedings at the General Meeting

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Proposal for resolution on the performance
       of a special audit pursuant to Paragraph 142
       (1) German Stock Corporation Act to investigate
       the question of whether management bodies of
       the company infringed their duties of care
       when, in spring 2003, close to the lowest point
       reached on the stock market for several  years,
       14.6 million options with an exercise price
       of only € 47.53 per share were  issued
       to selected executives of the company

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Application for resolution on the performance
       of a special audit pursuant to Paragraph 142
       (1) German Stock Corporation Act to investigate
       the question of whether management bodies of
       the company infringed their duties of care
       or committed actions in breach of trust for
       personal reasons in the management of the shareholding
       in Daimler AG (formerly DaimlerChrysler AG)

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Application for resolution on the performance
       of a special audit pursuant to Paragraph 142
       (1) German Stock Corporation Act to investigate
       the question of whether in the years 2003 to
       2007, in breach of duties of care, bonuses
       were paid to  employees and executives which,
       subject to careful consideration of the legal
       risks  arising out of the transactions for
       which the bonuses were paid, should not have
       been granted or, if at all, only with a clause
       allowing them to be called back

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BOERSE AG, FRANKFURT AM MAIN                                                       Agenda Number:  701525884
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1882G119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005810055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 425,000,000 as follows: payment
       of a dividend of EUR 2.10 per no-par share;
       EUR 22,013,007.20 shall be allocated to the
       other revenue reserves; ex-dividend and payable
       date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elections to the Supervisory Board: Dr. Konrad            Mgmt          For                            For
       Hummler

5.B    Elections to the Supervisory Board: Mr. B. David          Mgmt          For                            For
       Krell

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital, the creation of a new authorized
       Capital II, and the correspond amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized with the consent
       of the Supervisory Board, to increase the company's
       share capital by up to EUR 14,800,000 through
       the issue of up to new bearer no-par shares
       against payment in cash and/or kind, on or
       before 20 MAY 2013; shareholders shall be granted
       subscription rights except for a capital increase
       of up to 10% of the Company's share capital
       against payment in cash if the new shares are
       issued at a price not materially be low their
       market price, for a capital increase against
       payment in kind in connection with mergers
       and acquisitions, for the issue of Employee
       shares of up to EUR 3,000,000 and for residual
       amounts

7.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 31 OCT 2009; the
       Company shall also be authorized to use put
       and call options for the acquisition of own
       shares of up to 5% of the Company's share capital,
       at a price neither more than 10% above, nor
       more than 20% below the market price of the
       shares; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, as employee
       shares or within the scope of the Company's
       Profit Sharing Plan or Stock Option Plan 2003,
       and to retire the share

8.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Dienstleistungs AG, effective
       until at least 31 DEC 2012

9.     Approval of the Control and Profit Transfer               Mgmt          For                            For
       Agreement with the Company's wholly owned subsidiary
       Deutsche Boerse Systems AG, effective upon
       its entry in the Commercial Register of Deutsche
       Boerse Systems AG

10.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the Supervisory Board comprising
       18 Members upon the shareholders' meeting 2009

11.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of resolutions of the Supervisory Board
       requiring a quorum of at least half of its
       Members

12.    Appointment of the Auditors for the 2008 FY:              Mgmt          Against                        Against
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE LUFTHANSA AG, KOELN                                                                Agenda Number:  701493304
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1908N106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  DE0008232125
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 572,421,965 as follows: payment
       of a dividend of EUR 1.25 per registered share
       ex-dividend and payable date 30 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 %; of its share capital, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 28 OCT 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for satisfying
       conversion or option rights, to use the shares
       as employee shares, and to retire the shares;
       shareholders subscription rights shall be excluded;
       6 amendment to Section 15 of the Articles of
       Association in respect of the last date for
       shareholder registration for attendance at
       the shareholders; meeting being extended from
       the 3 to the 7 day before the meeting in question

6.     Amendment to Section 15 of the Articles of Association    Mgmt          Against                        Against
       in respect of the last date for shareholder
       registration for attendance at the shareholders;
       meeting being extended from the 3 to the 7
       day before the meeting in question

7.     Appointment of Auditors for the 2008 FY: PricewaterhousecoopersMgmt          For                            For
       AG, Dusseldorf

8.     Elections to the Supervisory Board                        Mgmt          For                            For

       Please note that shareholders must be registered          Non-Voting
       in beneficial owner name to be eligible to
       vote at this meeting. To facilitate registration,
       your initial vote instruction must reach Broadridge
       by 2pm on April 18th, 2008. Broadridge will
       disclose the beneficial owner information for
       voted accounts and blocking may apply. Please
       contact your client service representative
       for further details.

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE POST AG, BONN                                                                      Agenda Number:  701506923
--------------------------------------------------------------------------------------------------------------------------
    Security:  D19225107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  DE0005552004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the adopted annual financial              Non-Voting
       statements and approved consolidated financial
       statements, of the management report for the
       Company and the Group each with the explanatory
       report on information in accordance with Sections
       289[4] and 315[4] HGB [German Commercial Code],
       and of the report by the Supervisory Board
       for FY 2007

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,337,632,042.54 as follows:
       payment of a dividend of EUR 0.90 per no-par
       share EUR 250,361,389.84 shall be allocated
       to the other revenue reserves ex-dividend and
       payable date 07 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: PricewaterhousecoopersMgmt          For                            For
       AG, Duesseldorf

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the Stock Exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 31 OCT 2009
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, to use the shares within the
       scope of the Company's Stock Option Plan or
       for satisfying conversion or option rights,
       and to retire the shares

7.     Elections to the Supervisory Board- Prof. Dr.             Mgmt          For                            For
       Wulf Von Schimmelmann

8.     Resolutions on amendments to the Articles of              Mgmt          For                            For
       Association as follows: a] resolution on an
       amendment to the Articles of Association in
       accordance with the new transparency Directive
       Implementation Law Section 4[2], regarding
       the Company being authorized to transmit information
       to shareholders by electronic means; b] Section
       14[7], regarding the Supervisory Board being
       authorized to decide on editorial amendments
       to the Articles of Association Section 17[8],
       deletion; c] Section 17[3]2, regarding Members
       of the Nomination Committee shall not receive
       an additional remuneration

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE POSTBANK AG                                                                        Agenda Number:  701504222
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1922R109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0008001009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Receive financial statements and statutory reports        Non-Voting
       for fiscal 2007

2.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 1.25 per Share

3.     Approve discharge of Management Board for fiscal          Mgmt          For                            For
       2007

4.     Approve discharge of Supervisory Board for fiscal         Mgmt          For                            For
       2007

5.     Ratify PricewaterhouseCoopers AG as Auditors              Mgmt          For                            For
       for fiscal 2008

6.1    Elect Mr. Frank Appel to the Supervisory Board            Mgmt          Against                        Against

6.2    Elect Mr. John Allan to the Supervisory Board             Mgmt          Against                        Against

7.     Authorize repurchase of up to 5%  of issued               Mgmt          For                            For
       share capital for trading purposes

8.     Authorize share repurchase program and reissuance         Mgmt          For                            For
       or cancellation of repurchased shares

9.     Authorize issuance of investment certificates             Mgmt          For                            For
       up to aggregate nominal value of EUR 2.5 Billion

10.    Amend Articles regarding: allow electronic distribution   Mgmt          For                            For
       of Company communications

11.    Amend Articles regarding: remuneration policy             Mgmt          For                            For
       for Nominating Committee




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE TELEKOM AG                                                                         Agenda Number:  701525896
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2035M136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  DE0005557508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       re-port pursuant to sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of distributable          Mgmt          Abstain                        Against
       profit of EUR 6,678,623,284.42 as follows:
       payment of a dividend of EUR 0.78 per no-par
       share EUR 3,293,078,093.86 shall be carried
       forward Ex-dividend and payable date: 16 MAY
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY               Mgmt          For                            For
       and for the review of the condensed financial
       statements and the interim management report
       pursuant to Sections 37w(5), 37y No. 2 of the
       German Securities Trading Act: PricewaterhouseCoopers
       AG, Frankfurt and Ernst + Young AG, Stuttgart

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares; the Company shall be authorized to
       acquire up to 436,131,999 own shares, at a
       price differing neither more than 5% from the
       market price of the shares if they are acquired
       through the stock exchange, nor more than 10%
       if they are acquire d by way of a repurchase
       offer, on or before 14 NOV 2009; the Board
       of Managing Directors shall be authorized to
       offer the shares to shareholders by way of
       a rights offering, to dispose of the shares
       in a manner other than the stock exchange or
       a rights offering if the shares are s old at
       a price not materially below the market price
       of the shares, to float the shares on foreign
       stock exchanges, to use the shares for acquisition
       purposes, to use the shares for satisfying
       convertible and/or option rights or as employee
       shares, and to retire the shares

7.     Election of Prof. Dr. Ulrich Lehner to the Supervisory    Mgmt          For                            For
       Board

8.     Election of Mr. Martin Bury to the Supervisory            Mgmt          For                            For
       Board

9.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Lambda Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years

10.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Ominkron Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008for a period
       of at least 5 years

11.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned Subsidiary,
       theta Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years

12.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Eta Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years 1

13.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Epsilon Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years

14.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Omega Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years

15.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Sigma Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years

16.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary,
       Kappa Telekommunikationsdienste GMBH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 years

17.    Amendment to Section 13(3)2 of the Articles               Mgmt          For                            For
       of Association; in respect Members of the Nomination
       Committee being excluded from receiving an
       additional remuneration for their Membership
       in this Committee

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DEXIA SA, BRUXELLES                                                                         Agenda Number:  701527864
--------------------------------------------------------------------------------------------------------------------------
    Security:  B3357R218                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BE0003796134
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Approve the financial statements for the 2007             Mgmt          For                            For
       FYE

O.2    Approve the profit for the 2007 financial year            Mgmt          For                            For
       amounts to EUR 1,081.51 million, carried forward
       from the previous year stands at EUR 784 million,
       making profit for appropriation of EUR 1,865.5
       million, Resolution to appropriate tt thus:
       to the legal reserve up to EUR 6.9 million;
       to the available reserve up to EUR 393.7 million;
       to the payment of a gross dividend of EUR 0.91
       on each share, with exception of own shares
       which the company Itself holds on 09 MAY 2008
       which the dividend rights are cancelled by
       the ordinary shareholders meeting in accordance
       with Article 622 of the Company Code; the balance
       to be transferred to the profit carried forward

O.3    Grant full discharge to the Directors                     Mgmt          For                            For

O.4    Grant full discharge to the Auditors                      Mgmt          For                            For

O.5    Appoint Mrs. Francine Swiggers as a Director              Mgmt          For                            For
       for 4 years at the close of the Shareholders'
       Meeting 2012

O.6    Appoint Mrs. Catherine Kopp as a Director, for            Mgmt          For                            For
       a term of 4 years expiring at the close of
       2012 Shareholders' Meeting

O.7    Approve to renew the Director's mandate of Mr.            Mgmt          Against                        Against
       Jan Renders for a term of 4 years to expire
       at the close of the 2012 shareholders' meeting

O.8    Approve to confirm Messrs. Gilles Benoist, Denis          Mgmt          For                            For
       Kessler, Catherine Kopp, Andre Levy-Lang, Gaston
       Schwertzer, Sir Brian Unwin, Fabio Innocenzi
       as the Independent Directors, with in the meaning
       of Article 524 of the Company Code and for
       the purposes of the procedure provided for
       in that Article, meet all the criteria for
       independence set out therein and the other
       criteria for independence adopted by the Board
       of Directors

O.9    Appoint the company Deloitte Reviseurs d'entreprises      Mgmt          For                            For
       SC s.f.d. SCRL, a Company represented by Messrs.
       Franck Verhaegen and Bernard De Meulemeester,
       as the Auditors for a term of 3 years expiring
       at the end of the Ordinary Shareholders' Meeting
       of 2011; approve to fix the emoluments of the
       Company Deloitte Reviseurs d'entreprises SC
       s.f.d. SCRL at a fixed amount of EUR 180,000
       per annum tasks

O.10   Approve the attribution of a total of 1,163               Mgmt          For                            For
       shares to the Employees of Financial Security
       Assurance, Incorporation [FSA] and its direct
       and indirect subsidiaries established in the
       United States, within the context of the Dexia
       Group 2007 Employee Share Ownership Plan, for
       the by Article 423 of the Internal Revenue
       Code

E.1    Authorize the Board of Directors, subject to              Mgmt          Against                        Against
       the condition over 18 months, to acquire on
       the stock market or by any other as the law
       permits at a counter-value established in accordance
       with any law or regulation in force at the
       time of repurchase and which may not be less
       than 1 euro per share nor more 10% above the
       last closing price on Euronext Brussels; (ii)
       in so far as is necessary, to dispose of the
       Company's own shares where appropriate after
       expiry of the maximum period of 18 months provided
       for t Company's direct subsidiaries within
       the meaning of Article 627(1) of the Company
       code to acquire and dispose of shares in the
       Company under the same conditions

E.2    Approve to cancel and destroy, without reduction          Mgmt          For                            For
       of capital, all the own shares held by the
       Company on 09 MAY 2008, or 5 days prior to
       the Meeting; the number of shares the cancellation
       and destruction of which shall be subject to
       a vote of shareholders shall be communicated
       during that meeting; to charge the net book
       value of those shares against the unavailable
       reserve constituted in accordance with Article
       623 of the Company Code and to reduce the amount
       of that unavailable reserve, as a consequence
       to amend the last paragraph of the Article
       4 of the Company's Articles of Association,
       which shall indicate the number of shares representing
       the capital as a result of that cancellation;
       to confer full powers on the 2 Members of the
       Board of Directors or 2 Members of the Management
       Board, acting together or the CEO, acting on
       his own, with entitlement to delegate, to take
       necessary for the implementation of this resolution
       to cancel the own shares and in particular
       to proceed with the destruction of the securities
       in question

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       12 JUN 2008 FOR EGM SESSION. CONSEQUENTLY,
       YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
       FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
       PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL
       BE BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING
       IS CANCELLED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DIAGEO PLC                                                                                  Agenda Number:  701367218
--------------------------------------------------------------------------------------------------------------------------
    Security:  G42089113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Oct-2007
        ISIN:  GB0002374006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' and the Auditors' reports          Mgmt          For                            For
       and the accounts for the YE 30 JUN 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 JUN 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Ms. Maria Lilja as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Nick C. Rose as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Paul A. Walker as a Director                 Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company until the conclusion of the next
       AGM at which the accounts are laid before the
       Company and authorize the Directors to determine
       the Auditor's remuneration

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all other such authorities, to any issue of
       relevant securities [Section 80 of the Companies
       Act 1985 [as amended]] made [or offered or
       agreed to be made] pursuant to such authorities
       prior to this resolution being passed, to allot
       relevant securities up to an aggregate nominal
       amount of GBP 253,783,000 for the purposes
       and on the terms of the Article 10(B) of the
       Company's Article of Association; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 JAN 2009]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors, for the purposes and             Mgmt          For                            For
       on the terms of Article 10(C) of the Company's
       Articles of Association, pursuant to Section
       95 of the Companies Act 1985 [as amended],
       to allot equity securities [Section 94 of that
       Act] for cash pursuant to the authority conferred
       by the Resolution 8 and/or where such allotment
       constitutes an allotment of equity securities
       by virtue of Section 94(3A) of that Act, disapplying
       Section 89(1) of that Act, provided that this
       power is limited to the allotment of equity
       securities; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 15 JAN 2009]; and the Directors may so
       allot in accordance with Article 10(C)(iii)
       [the Section 95 prescribed amount referred
       to in Article 10(c)(iii) shall be GBP 38,067,000

S.10   Authorize the Company for the purposes of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [as amended]
       to make market purchases [Section 163 of that
       Act] of up to 263,122,000 of its ordinary shares
       of 28 101/108 pence each, at a minimum price
       of 28 101/108 pence and the maximum price which
       may be paid is an amount equal to 105% of the
       average middle market quotations for an ordinary
       shares as derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM or on 15 JAN 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

11.    Authorize the Company and all Companies at any            Mgmt          For                            For
       time during the period for which this resolution
       has effect subsidiaries of the Company, in
       accordance with Section 366 of the Companies
       Act 2006 [the Act] to make political donations
       [Section 364 of that Act] not exceeding GBP
       200,000 in total and to political parties [Section
       363 of the Act] not exceeding GBP 200,000 in
       total during the beginning with the date of
       passing of this resolution and ending at the
       end of the next AGM of the Company or on 15
       JAN 2009; and approve the aggregate amount
       of political donations and political expenditure
       made and incurred by the Company and its subsidiaries
       pursuant to this resolution shall not exceed
       GBP 200,000

12.    Approve and adopt the Diageo Plc 2007 United              Mgmt          For                            For
       States Employee Stock Purchase Plan, as specified;
       and authorize the Board to do all acts and
       things which it may consider necessary or desirable
       to carry the same into effect and to make such
       changes as it may consider appropriate for
       that purpose, including making any changes
       required under the United States Internal Revenue
       Code of 1986, as amended

S.13   Amend the Articles of Association as specified            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DNB NOR ASA, OSLO                                                                           Agenda Number:  701520808
--------------------------------------------------------------------------------------------------------------------------
    Security:  R1812S105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  NO0010031479
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the remuneration of Committee of representatives, Mgmt          For                            For
       Control Committee and the Nomination Committee

2.     Approve the Auditor's remuneration                        Mgmt          For                            For

3.     Approve the financial statements and the statutory        Mgmt          For                            For
       reports; allocation of income and dividends
       of NOK 4.50 per share, group contributions
       in the amount of 6.5 billion to subsidiary
       Vital Forsikring ASA

4.     Elect 10 members of the Committee of representatives      Mgmt          For                            For

5.     Elect the Vice-Chairman and 1 deputy to the               Mgmt          For                            For
       Control Committee

6.     Elect 4 members to the Election Committee in              Mgmt          For                            For
       DNB NOR ASA

7.     Elect Ernst Young as the Auditors                         Mgmt          For                            For

8.     Grant authority to repurchase up to 10% of the            Mgmt          For                            For
       issued share capital

9.A    Approve the advisory part of remuneration policy          Mgmt          For                            For
       and other terms of employment for executive
       management

9.B    Approve the binding part of remuneration policy           Mgmt          For                            For
       and other terms of employment for executive
       management

10.    Approve the changes to instructions for the               Mgmt          For                            For
       Election Committee

11.    Amend the Company's Articles of Association               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF                                                    Agenda Number:  701485434
--------------------------------------------------------------------------------------------------------------------------
    Security:  D24909109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DE0007614406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 09 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report of the Board of MDs pursuant to Sections
       289(4) and 315(4) of the German Commercial
       Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,589,653,406.20 as follows:
       Payment of a dividend of EUR 4.10 per no-par
       share Ex-dividend and payable date: 02 May
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elect Mr. Ulrich Hartmann as a member of the              Mgmt          Against                        Against
       Supervisory Board

5.B    Elect Mr. Ulrich Hocker as a member of the Supervisory    Mgmt          For                            For
       Board

5.C    Elect Prof. Dr. Ulrich Lehner as a member of              Mgmt          Against                        Against
       the Supervisory Board

5.D    Elect Mr. Bard Mikkelsen as a member of the               Mgmt          For                            For
       Supervisory Board

5. E   Elect Dr. Henning Schulte-Noelle as a member              Mgmt          For                            For
       of the Supervisory Board

5.F    Elect Ms. Karen de Segundo as a member of the             Mgmt          For                            For
       Supervisory Board

5.G    Elect Dr. Theo Siegert as a member of the Supervisory     Mgmt          For                            For
       Board

5.H    Elect Prof. Dr. Wilhelm Simson as a member of             Mgmt          For                            For
       the Supervisory Board

5.I    Elect Dr. Georg Freiherr von Waldenfels as a              Mgmt          For                            For
       member of the Supervisory Board

5.J    Elect Mr. Werner Wenning as a member of the               Mgmt          For                            For
       Supervisory Board

6.     Appointment of auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Duesseldorf

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, on or before
       30 OCT 2009 the shares may be acquired through
       the stock exchange at a price neither more
       than 10% above, nor more than 20% below the
       market price of the shares, by way of a public
       repurchase offer to all shareholders or by
       means of a public offer for the exchange of
       liquid shares which are admitted to trading
       on an organized market at a price not differing
       more than 20% from the market price of the
       shares, the Company shall also be authorized
       to acquire own shares of up to 5% of its share
       capital by using derivatives in the form of
       call or put options if the exercise price is
       neither more than 10% above nor more than 20%
       below the market price of the shares, within
       a period of 1 year the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or for satisfying
       existing conversion or option rights, to offer
       the shares to executives and employees of the
       Company and its affiliates, and to retire the
       shares

8.     Resolution on the conversion of the Company's             Mgmt          For                            For
       bearer shares into registered shares

9.     Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a split of the Company's share capital,
       and the correspondent amendments to the Article
       of Association a) the share capital of EUR
       1,734,200,000 shall be increased by EUR 266,800,000
       to EUR 2,001,000,000 through the conversion
       of capital reserves of EUR 266,800,000 without
       the issue of new shares b) the Company's share
       capital of then EUR 2,001,000,000 shall be
       redenominated by way of a 3-for-1 stock split
       into 2,001,000,000 registered shares with a
       theoretical par value of EUR 1 each the remuneration
       of the Supervisory Board shall be adjusted
       in respect of the variable remuneration

10.    Amendments to the Article of Association as               Mgmt          For                            For
       follows: a) Resolution on an amendment to the
       article of association, in accordance with
       the new Transparency Directive Implementation
       Law Section 23(2), register the Company being
       authorized to transmit information to shareholders
       by electronic means b) Sections 15(2)2 and
       15(3)2, registered members of the nominee committee
       being exempted from the additional remuneration
       c) Section 19(1), register the Chairman of
       the Supervisory Board or another member of
       the Supervisory Board appointed by the Chairman
       being the Chairman of the shareholders meeting

11.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Fuen fzehnte Verwaltungs GmbH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

12.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Sech zehnte Verwaltungs GmbH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012
       Entitled to vote are those shareholders of
       record on 09 APR 2008, who provide written
       evidence of such holding and who register with
       the Company on or before 23 APR 2008

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 EAST JAPAN RAILWAY COMPANY                                                                  Agenda Number:  701610520
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1257M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3783600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

3.21   Appoint a Director                                        Mgmt          For                            For

3.22   Appoint a Director                                        Mgmt          For                            For

3.23   Appoint a Director                                        Mgmt          For                            For

3.24   Appoint a Director                                        Mgmt          For                            For

3.25   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Shareholders' Proposal : Partial amendment to             Shr           Against                        For
       the Articles of Incorporation (1)

6.     Shareholders' Proposal : Remedy of labor policies         Shr           Against                        For

7.     Shareholders' Proposal : Partial amendment to             Shr           For                            Against
       the Articles of Incorporation (2)

8.     Shareholders' Proposal : Partial amendment to             Shr           For                            Against
       the Articles of Incorporation (3)

9.     Shareholders' Proposal : Partial amendment to             Shr           For                            Against
       the Articles of Incorporation (4)

10.1   Shareholders' Proposal : Dismissal of Director            Shr           Against                        For

10.2   Shareholders' Proposal : Dismissal of Director            Shr           Against                        For

10.3   Shareholders' Proposal : Dismissal of Director            Shr           Against                        For

10.4   Shareholders' Proposal : Dismissal of Director            Shr           Against                        For

10.5   Shareholders' Proposal : Dismissal of Director            Shr           Against                        For

11.1   Shareholders' Proposal : Election of Director             Shr           Against                        For

11.2   Shareholders' Proposal : Election of Director             Shr           Against                        For

11.3   Shareholders' Proposal : Election of Director             Shr           Against                        For

11.4   Shareholders' Proposal : Election of Director             Shr           Against                        For

11.5   Shareholders' Proposal : Election of Director             Shr           Against                        For

12.    Shareholders' Proposal : Reduction of remunerations       Shr           Against                        For
       to Directors and Corporate Auditors

13.    Shareholders' Proposal : Proposal for appropriation       Shr           Against                        For
       of retained earnings (1)

14.    Shareholders' Proposal : Proposal for appropriation       Shr           Against                        For
       of retained earnings (2)




--------------------------------------------------------------------------------------------------------------------------
 EDISON SPA, MILANO                                                                          Agenda Number:  701469404
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3552V114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  IT0003152417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 APR 2008 AT 10.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       any adjournment thereof

2.     Appoint the emoluments of the Chairman and the            Mgmt          Against                        Against
       Directors

3.     Appoint the emoluments of the Board of Auditors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EDP-ENERGIAS DE PORTUGAL SA, LISBOA                                                         Agenda Number:  701484266
--------------------------------------------------------------------------------------------------------------------------
    Security:  X67925119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  PTEDP0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve individual and consolidated account               Mgmt          For                            For
       reporting document for the 07 FY, including
       the sole management report, the individual
       and consolidated accounts , the annual report
       and the opinion of the General and Supervisory
       Board and the sole legal certification of the
       accounts

2.     Approve the proposal for the allocation of profits        Mgmt          For                            For

3.     Approve the general appraisal of the Management           Mgmt          For                            For
       and Supervision of the Company

4.     Authorize the Executive Board of Directors for            Mgmt          For                            For
       the acquisition and sale of own shares by EDP
       and subsidiaries of EDP

5.     Authorize the Executive Board of Directors for            Mgmt          For                            For
       the acquisition and sale of own bonds by EDP
       and subsidiaries of EDP

6.     Elect the Members of the General and Supervisory          Mgmt          For                            For
       Board

7.     Amend N4 of Article 4 and add a new N3 on the             Mgmt          For                            For
       referred Article 4,with the consequent numeration
       change on the remaining of this Article, N1
       and 6 of Article14 and add a new N7 and new
       N8 on the referred Article 14, with the consequent
       numeration change on the on the remaining of
       this Articles, and N1 A) of N3 and N5 of Article
       21 and add a new N5 and new N6 on the on the
       referred Article 21 with the consequent numeration
       change on the remaining of this Article, and
       add 3 new numbers on Article 24,with the consequent
       numeration change of the only paragraph to
       N1 and addition of three new numbers (2 to
       4) on this Article 24

       PLEASE NOTE: MINIMUM SHARES / VOTING RIGHT:               Non-Voting
       1/1




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701492554
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1898P101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial Statements for the YE               Mgmt          For                            For
       31 DEC 2007; and receive the Directors Report
       and Auditors Report Distribution of profits

2.     Approve to increase the share capital of the              Mgmt          For                            For
       Bank through the reinvestment of the final
       dividend for the year 2007 and amend the Article
       5 of the Articles of Association

3.     Approve to increase of the share capital of               Mgmt          For                            For
       the Bank through the reinvestment for the final
       dividend for the year 2008 and amend the Article
       5 of the Articles of Association

4.     Approve the distribution of free shares to employees      Mgmt          For                            For
       of the Bank and its subsidiaries; to be issued
       by capitalization of profits and amend the
       Article 5 of the Articles of Association

5.     Grant discharge of the Board of Directors and             Mgmt          For                            For
       the Auditors from all responsibility for indemnification
       in relation to the FY 2007

6.     Appoint the Auditors for the FY 2008 and approve          Mgmt          For                            For
       to determine their fees

7.     Approve the remuneration of Directors and agreements      Mgmt          For                            For
       in accordance with Articles 23a and 24 of Company
       Law 2190/1920

8.     Approve the treasury Shares Special Scheme in             Mgmt          For                            For
       accordance with Article 16 of Company law 2190/1920

9.     Amend the Articles of Association of the Bank             Mgmt          For                            For
       in order to a) adjust for Company law 2190/
       1920 [following its amendment by law 3604/2007],
       b) align the Banks object clause with law 3601/2007,
       and c) enable the transmission of information
       with electronic means in accordance with Article
       18 of Law 3556/2007




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701529351
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1898P101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital of the              Mgmt          For                            For
       Bank through the reinvestment of the final
       dividend for the year 2007 and amend the Article
       5 of the Articles of Association

2.     Approve to increase of the share capital of               Mgmt          For                            For
       the Bank through the reinvestment for the final
       dividend for the year 2008 and amend the Article
       5 of the Articles of Association

3.     Amend the Articles of Association of the Bank             Mgmt          For                            For
       in order to a) adjust for Company law 2190/1920
       [following its amendment by law 3604/2007],
       b) align the Banks object clause with law 3601/2007,
       and c) enable the transmission of information
       with electronic means in accordance with Article
       18 of Law 3556/2007




--------------------------------------------------------------------------------------------------------------------------
 EIFFAGE SA, ASNIERES SUR SEINE                                                              Agenda Number:  701596275
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2924U106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  FR0000130452
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statement for the YE 2007, as presented

O.2    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting; accordingly,
       and grant permanent discharge to the Members
       of the Board of Directors for the performance
       of their duties during the said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 1,294,665,333.18, prior retained
       earnings: EUR 1,183,001,153.87, balance available
       for the distribution: EUR 2,477,666,487.05;
       legal reserve: EUR 4,401.60 dividends: EUR
       111,820,010.40 retained earnings: EUR 2,365,842,075.50;
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40 % deduction provided by the French Tax
       Code; this dividend will be paid on 02 JUL
       2008; in the event that the Company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by Law, it is reminded that, for
       the last 3 financial years, the dividend paid,
       were as follows: EUR 1.50 for FY 2004 a global
       amount of EUR 67,342,182.00 fro FY 2005, a
       global amount of EUR 93,172,338.00 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreement governed by the Article L. 225.38
       of the French commercial Code, and approve
       the said report and the agreements referred
       to therein

O.5    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 120.00 maximum number of
       shares to be acquired: 10% of the share capital
       maximum funds invested in the share buybacks:
       EUR 1,118,200,080.00; [Authority expires at
       the end of 18-month period]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       APR 2007 in its resolution number 7; to take
       all necessary measures and accomplish all necessary
       formalities

O.6    Approve to renew the appointment of Mr. Serge             Mgmt          For                            For
       Michel as a Director for a 3 year period

O.7    Appoint Mr. Jean Louis Charles as a Director              Mgmt          For                            For
       for a 3 year period

O.8    Appoint Mr. Dominique Marcel as a Director for            Mgmt          For                            For
       a 3 year period

O.9    Appoint Mr. Alain Quinet as a Director for a              Mgmt          For                            For
       3 year period

O.10   Amend the Article number 30 of the By-Laws                Mgmt          Against                        Against

O.11   Amend Article number 30 of the By-Laws                    Mgmt          For                            For

O.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital on one or more occasions and
       at its sole discretion by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10 % of the share capital over a 24 month
       period [Authority expires at the end of 24
       month period]; and to take all necessary measures
       and accomplish all necessary formalities

O.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       150,000,000.00 by issuance with preferred subscription
       rights maintained of shares debt securities
       and bond giving the right to subscribe shares,
       the maximum amount of debt securities which
       may be issued shall not exceed EUR 1,500,000,000.00
       and [Authority expires at the end of 26 month
       period]; and the delegation of power supersedes
       any and all earlier delegations to the same
       effect and to take all necessary measures and
       accomplish all necessary formalities

O.14   Authorize the Board of Director to increase               Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       per IOD and up to a maximum of 15% of the initial
       issuer [Authority expires at the end of 26
       months period] this amount shall count against
       the overall value set forth in Resolution 13

O.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital [Authority expires
       at the end of 26 months period] this amount
       shall count against the overall value set forth
       in Resolution 13, to take all necessary measures
       and accomplish all necessary formalities

O.16   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right to
       buy shares of the Company to be issued through
       a share capital increase, or through a share
       capital increase, or to purchase existing shares
       purchased by the Company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       1,000,000; [Authority expires at the end of
       38 months period]; to take all necessary measures
       and accomplish all necessary formalities

O.17   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions existing or future
       shares, in favour of the employees or the Corporate
       officers of the Company and related Companies,
       they may not represent more than 1,000,000
       shares [Authority expires at the end of 38
       month period]; and to take all necessary measures
       and accomplish all necessary formalities

O.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       and Corporation Officers of the Company who
       are Members of a Company savings plan; [Authority
       expires at the end of a 26 month period]; and
       for a nominal amount that shall not exceed
       EUR 15,000,000.00; approve to cancel the shareholders'
       preferential subscription rights in favour
       of Employees and Corporate Officers of the
       Company who are Members of a Company saving
       plan; to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 20
       APR 2005, in its resolution 13

O.19   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law

O.20   Approve the adjustment of the accounts, in the            Mgmt          For                            For
       Resolution 1 of the meeting held in 18 APR
       2007

O.21   Approve the adjustment of the consolidated account,       Mgmt          For                            For
       in the Resolution 2 of the meeting held in
       18 APR 2007

O.22   Approve the adjustment of the income appropriation,       Mgmt          For                            For
       in the Resolution 3 of the meeting held in
       18 APR 2007

O.23   Approve the adjustment of the report, in the              Mgmt          For                            For
       Resolution 4 of the meeting held in 18 APR
       2007

O.24   Approve the adjustment of the Auditors appointment,       Mgmt          For                            For
       in the Resolution 5 of the meeting held in
       18 APR 2007

O.25   Approve the adjustment of the Auditors appointment,       Mgmt          For                            For
       in the Resolution 6 of the meeting held in
       18 APR 2007

O.26   Approve the adjustment to trade in the Company's          Mgmt          Against                        Against
       shares, in the Resolution 7 of the meeting
       held in 18 APR 2007

O.27   Approve the adjustment concerning the renewal             Mgmt          For                            For
       of the term office, in the Resolution 8 of
       the meeting held in 18 APR 2007

O.28   Approve the adjustment of the renewal of the              Mgmt          For                            For
       term office, in the Resolution 9 of the meeting
       held in 18 APR 2007

O.29   Approve the adjustment of the renewal of the              Mgmt          For                            For
       term office, in the Resolution 10 of the meeting
       held in 18 APR 2007

E.30   Approve the adjustment of the of issuance of              Mgmt          Against                        Against
       bond giving the right to subscribe shares in
       case of public offer, in the Resolution 11
       of the meeting held in 18 APR 2007

E.31   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all fillings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 EISAI CO.,LTD.                                                                              Agenda Number:  701594396
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12852117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3160400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 ELECTRIC POWER DEVELOPMENT CO.,LTD.                                                         Agenda Number:  701607977
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12915104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3551200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation

5.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation

6.     Shareholders' Proposal : Approve Appropriation            Shr           Against                        For
       of Retained Earnings

7.     Shareholders' Proposal : Approve Appropriation            Shr           Against                        For
       of Retained Earnings

8.     Shareholders' Proposal : Approve Purchase of              Shr           For                            Against
       Own Shares




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701385886
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Approve the Spin-Off Agreement and its remuneration       Mgmt          For                            For
       to C6

2.     Approve to remove the Article 18 of the Association       Mgmt          For                            For
       pursuant to Item 1 and renumber the By-Laws

3.     Grant authority to file the required documents/other      Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701570803
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 471171 DUE TO RECEIPT OF ADDITIONAL RESOLUTION-.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007
       as presented, stops the earning for the FY
       to EUR 4,934,332,855.58; the expenses and charges
       that were not tax-deductible of EUR 1,022,463.00

2.     Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FYE 31 DEC
       2007, in the form presented to the meeting

3.     Approve the distributable income of EUR 9,166,587,240.25  Mgmt          For                            For
       of the FY will be appropriated as follows:
       dividends: EUR 2,332,378,995.20 the balance
       in the retained earnings account; the shareholders'
       meeting reminds that an interim dividend of
       EUR 0.58, which corresponds to a global amount
       of EUR 1,056,859,232.20 was already paid on
       30 NOV 2007; the remaining dividend of EUR
       0.70, which corresponds to a global amount
       of EUR 1,275,519,763.00 will be paid in the
       30 days following the general shareholders
       meeting, and will entitle natural persons to
       the 50% allowance; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       accounts; as required By-Law, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as follows: EUR 0.23 for FY 2004 EUR 0.79
       for FY 2005 EUR 1.16 for FY 2006

4.     Approve the special report of the Auditors on             Mgmt          For                            For
       Agreements governed by Article L.225-38 of
       the French Commercial Code, the said report
       and the Agreements referred to therein

5.     Approve to award total annual fees of EUR 174,000.00      Mgmt          For                            For
       to the Board of Directors for the current FY
       and the later FY, until new decision of the
       shareholder's meeting

6.     Authorize the Board of Directors to Trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the following conditions: maximum purchase
       price: EUR 100.00 maximum number of shares
       to be acquired: 10% of the shares capital,
       maximum funds invested in the share buybacks:
       EUR 2,000,000,000.00; the shares number acquired
       by the Company with the aim of their custody
       and of their later delivery in payment or in
       exchange in the case of an operation of merger,
       demerger or contribution should not exceed
       5% of the share capital; this authorization
       is given for a period 18 months period; and
       the fraction unused of the authorization granted
       by the combined shareholders' meeting of 24
       MAY 2007 in its Resolution No. 7; and to take
       all necessary measures and accomplish all necessary
       formalities

7.     Approve the transaction with Mr. Daniel Camus             Mgmt          For                            For

8.     Appoint Mr. Bruno Lafont as a Director as a               Mgmt          For                            For
       substitute of Louis Schweitzer, who resigned

9.     Approve the power of formalities                          Mgmt          For                            For

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the appropriation of the income and
       setting the dividend;  an interiments dividend
       has been paid on 30 NOV 2007; the balance dividend
       will be paid within 30 days after the general
       meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION 7. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ELECTROLUX AB, STOCKHOLM                                                                    Agenda Number:  701468402
--------------------------------------------------------------------------------------------------------------------------
    Security:  W24713120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  SE0000103814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect Mr. Marcus Wallenberg as a Chairman of              Mgmt          For                            For
       the AGM

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 2 minutes-checkers                                  Mgmt          For                            For

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened

6.     Receive the annual report and the audit report            Mgmt          For                            For
       as well as the consolidated accounts and the
       audit report for the Group

7.     Speech by the President, Mr. Hans Straberg                Mgmt          For                            For

8.     Approve the activities of the Board of Directors          Mgmt          For                            For
       and its Committees during the past year and
       the Auditor's presentation of the audit work
       during 2007

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet

10.    Grant discharge from liability of the Directors           Mgmt          For                            For
       and the President

11.    Approve a dividend for the FY 2007 of SEK 4.25            Mgmt          For                            For
       per share and Friday, 04 APR 2008, as record
       date for the dividend

12.    Approve to determine the number of Directors              Mgmt          For                            For
       at 9 and no Deputy Directors, in connection
       therewith, report on the work of the Nomination
       Committee

13.    Approve the Directors' fees as follows: SEK               Mgmt          For                            For
       1,600,000 to the Chairman of the Board of Directors,
       SEK 550,000 to the Deputy Chairman of the Board
       of Directors, SEK 475,000 to each of the other
       Directors appointed by the general meeting
       but not employed by Electrolux, and for Committee
       work, to the Members who are appointed by the
       Board of Directors: SEK 200,000 to the Chairman
       of the Audit Committee and SEK 85,000 to each
       of the Members of the Committee and SEK 120,000
       to the Chairman of the Remuneration Committee
       and SEK 55,000 to each of the Members of Committee;
       the nomination Committee proposes that it be
       possible to pay part of the fees to the Directors,
       in respect of their assignment to the Board
       of Directors, in the form of so-called synthetic
       shares, on the specified principal terms and
       conditions; the Auditor's fee be paid on the
       approved account

14.    Re-elect Messrs. Marcus Wallenberg, Peggy Bruzelius,      Mgmt          For                            For
       Torben Ballegaard Sorensen, John Lupo, Barbara
       Milian Thoralfsson, Johan Molin, Hans Straberg,
       and Caroline Sundewall to the Board of Directors
       and elect Mr. Hasse Johansson as a new Director
       and Mr. Marcus Wallenberg as the Chairman of
       the Board of Directors

15.    Approve the unchanged Nomination Committee process        Mgmt          For                            For
       in relation to the previous year, on the specified
       terms

16.A   Approve the specified remuneration guidelines             Mgmt          For                            For
       for the Electrolux Group Management

16.B   Approve to implement a performace based, long-term        Mgmt          For                            For
       share program for 2008 [Share Program 2008]
       on the specified terms

17.A   Authorize the Board for the period until the              Mgmt          For                            For
       next AGM, to resolve on acquisitions of Electrolux
       shares on the specified terms and conditions

17.B   Authorize the Board, for the period until the             Mgmt          For                            For
       next AGM, to resolve on transfers of Electrolux
       shares in connection with or as a consequence
       of the Company acquisitions on the specified
       terms and conditions

17.C   Authorize the Company, on account of the Company's        Mgmt          For                            For
       Employee Stock Option Programs for 2001-2003
       and Performance Share Program for 2006, to
       transfer a maximum of 3,000,000 shares of Series
       B in the Company to cover costs, including
       social security charges, that may arise a result
       of specified programs; [Authority expires at
       the next AGM]

18.    Amend the Articles 5 and 7 of the Articles of             Mgmt          For                            For
       Association as specified

19.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELPIDA MEMORY,INC.                                                                          Agenda Number:  701620634
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1354L103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3167640006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

3      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

4      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 EMAP PLC                                                                                    Agenda Number:  701438942
--------------------------------------------------------------------------------------------------------------------------
    Security:  G30268174                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Jan-2008
        ISIN:  GB00B1B59F82
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the disposal of the Emap consumer media           Mgmt          For                            For
       business by the Company pursuant to the conditional
       sale agreement between the Company and Heinrich
       Bauer Verlag KG dated 07 DEC 2007 and authorize
       the Directors of the Company [or any duly authorized
       Committee thereof] to take all such steps as
       may be necessary or desirable in relation to
       such disposal and to implement the same with
       such non-material modifications, variations,
       revisions, waivers or amendments as the Directors
       or any such Committee may deem necessary, expedient
       or appropriate

2.     Approve the disposal of the Emap radio business           Mgmt          For                            For
       by the Company pursuant to the conditional
       sale agreement between the Company and Heinrich
       Bauer Verlag KG dated 07 DEC 2007 and authorize
       the Directors of the Company [or any duly authorized
       Committee thereof] to take all such steps as
       may be necessary or desirable in relation to
       such disposal and to implement the same with
       such non-material modifications, variations,
       revisions, waivers or amendments as the Directors
       or any such Committee may deem necessary, expedient
       or appropriate

       PLEASE NOTE THAT THE MEETING HELD ON 15 JAN               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 25 JAN 2008. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 17 JAN 2008.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 EMAP PLC                                                                                    Agenda Number:  701460557
--------------------------------------------------------------------------------------------------------------------------
    Security:  G30268174                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Feb-2008
        ISIN:  GB00B1B59F82
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the Scheme [as specified] dated 01 FEB 2008,
       in its original form or with or subject to
       such modifications, additions or conditions
       agreed between the Company and Eden Bidco Limited
       and approved or imposed by the Court, and notwithstanding
       anything to the contrary in the Company's Articles
       of association; authorize the authorize Directors
       of the Company to take all such action as they
       consider necessary or appropriate for carrying
       the Scheme into effect; approve the share capital
       of the Company be reduced by cancelling and
       extinguishing the Cancellation Shares [as specified]
       and forthwith and contingently upon such reduction
       of capital taking effect, the capital of the
       Company be increased by the creation of such
       number of new ordinary shares of 30 pence each
       as shall he equal to the number of cancellation
       shares cancelled as aforesaid and having the
       same rights as the cancellation shares so cancelled;
       the reserve arising in the books of account
       of the Company as a result of the cancellation
       of the cancellation shares be applied in paying
       up in full at par all of the new shares in
       the Company created pursuant to sub-point (a)(ii)
       of this resolution, which shall be allotted
       and issued, credited as fully paid, to Eden
       Bidco Limited, in accordance with the Scheme;
       authorize the Board of Directors, conditionally
       upon and simultaneously with the Scheme becoming
       effective and notwithstanding anything to the
       contrary in the Company's Articles of association,
       pursuant to Section 80 of the Companies Act
       1985 to exercise all the powers of the Company
       to allot relevant securities [Section 80(2)
       of the Companies Act 1985] provided always
       that: the maximum aggregate nominal amount
       of relevant securities that may be allotted
       under this authority shall be the aggregate
       nominal amount of the said new ordinary shares
       created pursuant to sub-point (a)(ii) of this
       resolution; [Authority shall expire on 5th
       anniversary of this resolution]; this authority
       shall be without prejudice and in addition
       to any other authority under the said Section
       80 previously granted before the date on which
       this resolution is passed; amend the Article
       139 of the Articles of Association as specified;
       authorized and unissued share capital of the
       Company in an amount of GBP 285,000,000, which
       was created pursuant to a special resolution
       of the Company dated 25 SEP 2006 and divided
       into 259,010,681 non-cumulative redeemable
       preference shares of 110 pence each and GBP
       88,250.90 of unclassified share capital, be
       cancelled in accordance with Section 121(2)(e)
       of the Companies Act 1985 with the effect that
       the authorized share capital of the Company
       shall be reduced to GBP 85,800,000 divided
       into 286,000,000 ordinary shares of 30 pence
       each




--------------------------------------------------------------------------------------------------------------------------
 EMAP PLC                                                                                    Agenda Number:  701456154
--------------------------------------------------------------------------------------------------------------------------
    Security:  G30268174                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  25-Feb-2008
        ISIN:  GB00B1B59F82
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a Scheme           Mgmt          For                            For
       of Arrangement pursuant to Section 425 of the
       Companies Act 1985 [the Scheme of Arrangement]
       proposed to be made between Emap plc [the Company]
       and the holders of Scheme shares




--------------------------------------------------------------------------------------------------------------------------
 ENAGAS SA                                                                                   Agenda Number:  701375075
--------------------------------------------------------------------------------------------------------------------------
    Security:  E41759106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  ES0130960018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       31 OCT 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Amend Article 6 BIS of the Company By-laws                Mgmt          For                            For

2.     Approve to determine the number of Board Members          Mgmt          For                            For
       and appoint Mr. Xavier De Irala Estevez

3.     Amend the retribution of the Board Members for            Mgmt          For                            For
       2007

4.     Authorize the Board to ratify and execute approved        Mgmt          For                            For
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 ENAGAS SA                                                                                   Agenda Number:  701502898
--------------------------------------------------------------------------------------------------------------------------
    Security:  E41759106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  ES0130960018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     To review and approve, the Annual Accounts and            Mgmt          For                            For
       the Management Report for FY 2007 for Enagas,
       S.A. and its Consolidated Group.

2.     To approve, the proposal for distribution of              Mgmt          For                            For
       Enagas, S.A. profit for FY 2007.

3.     To approve, the management of the Board of Directors      Mgmt          For                            For
       of Enagas, S.A. for FY 2007.

4.     To re-appoint Deloitte S.L. as the Accounts               Mgmt          Against                        Against
       Auditor of Enagas, S.A. and its Consolidated
       Group for 2008.

5.     To modify Article 35 "Composition of the Board"           Mgmt          For                            For
       of the Company Bylaws to set the maximum number
       of members of the Board of Directors at seventeen.

6.1    To re-elect Pena Rueda S.L. Unipersonal as a              Mgmt          For                            For
       controlling Director on the porposal of shareholder
       Cantabrica de Inversiones de Cartera S.L. for
       a bylaw-stipulated period of four years.

6.2    To ratify and appoint Bilbao Bizkaia Kutxa BBK            Mgmt          For                            For
       as a controlling Director as porposed by company
       shareholder BBK itself for a bylaw-stipulated
       period of four years.

6.3    To appoint the Spanish State Holding Company              Mgmt          For                            For
       SEPI as a controlling Director on behalf of
       company shareholder SEPI itself for a bylaw-stipulated
       period of four years.

7.     To approve Directors' compensation for 2008.              Mgmt          For                            For

8.     To hear the explanatory report on the items               Mgmt          For                            For
       stipulated under article 116 bis of the Securities
       Market Act.

9.     To delegate powers to supplement, implement,              Mgmt          For                            For
       perform, rectify, and formalise the resolutions
       adopted at the General Shareholders' Meeting.




--------------------------------------------------------------------------------------------------------------------------
 ENBRIDGE INC                                                                                Agenda Number:  701521848
--------------------------------------------------------------------------------------------------------------------------
    Security:  29250N105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA29250N1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. David A. Arledge as a Director                  Mgmt          For                            For

1.2    Elect Mr. James J. Blanchard as a Director                Mgmt          For                            For

1.3    Elect Mr. J. Lorne Braithwaite as a Director              Mgmt          For                            For

1.4    Elect Mr. Patrick D. Daniel as a Director                 Mgmt          For                            For

1.5    Elect Mr. J. Herb England as a Director                   Mgmt          For                            For

1.6    Elect Mr. David A. Leslie as a Director                   Mgmt          For                            For

1.7    Elect Mr. Robert W. Martin as a Director                  Mgmt          For                            For

1.8    Elect Mr. George K. Petty as a Director                   Mgmt          For                            For

1.9    Elect Mr. Charles E. Shultz as a Director                 Mgmt          For                            For

1.10   Elect Mr. Dan C. Tutcher as a Director                    Mgmt          For                            For

1.11   Elect Mr. Catherine L. Williams as a Director             Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       at a remuneration to be fixed by the Board

3.     Amend the continuation and ratification of the            Mgmt          For                            For
       Shareholder Rights Plan




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORP MEDIUM TERM NTS  CDS-                                                           Agenda Number:  701512471
--------------------------------------------------------------------------------------------------------------------------
    Security:  292505104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

1.1    Elect Mr. Ralph S. Cunningham as a Director               Mgmt          For                            For

1.2    Elect Mr. Patrick D. Daniel as a Director                 Mgmt          For                            For

1.3    Elect Mr. Ian W. Delaney as a Director                    Mgmt          For                            For

1.4    Elect Mr. Randall K. Eresman as a Director                Mgmt          For                            For

1.5    Elect Mr. Claire S. Farley as a Director                  Mgmt          For                            For

1.6    Elect Mr. Michael A. Grandin as a Director                Mgmt          For                            For

1.7    Elect Mr. Barry W. Harrison as a Director                 Mgmt          For                            For

1.8    Elect Mr. Dale A. Lucas as a Director                     Mgmt          For                            For

1.9    Elect Mr. Valerie A.A. Nielsen as a Director              Mgmt          For                            For

1.10   Elect Mr. David P. O'Brien as a Director                  Mgmt          For                            For

1.11   Elect Mr. Jane L. Peverett as a Director                  Mgmt          For                            For

1.12   Elect Mr. Allan P. Sawin as a Director                    Mgmt          For                            For

1.13   Elect Mr. James M. Stanford as a Director                 Mgmt          For                            For

1.14   Elect Mr. Wayne G. Thomson as a Director                  Mgmt          For                            For

1.15   Elect Mr. Clayton H. Woitas as a Director                 Mgmt          For                            For

2.     Appoint the PricewaterhouseCoopers LLP as the             Mgmt          For                            For
       Auditors and authorize the Board of Directors
       to fix their remuneration

3.     Amend the Stock Option Plan                               Mgmt          For                            For

4.     Receive the report on establishing a strategy             Mgmt          Against                        Against
       for Incorporating Costs of Carbon into long-term
       planning




--------------------------------------------------------------------------------------------------------------------------
 ENEL SOCIETA PER AZIONI                                                                     Agenda Number:  701561195
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3679P115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  IT0003128367
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors and Auditors, Independent
       Auditors report, any adjournment thereof, consolidated
       financial statement at 31 DEC 2007

O.2    Approve the designation of profits                        Mgmt          For                            For

O.3    Approve the number of Directors                           Mgmt          For                            For

O.4    Approve the term of an office of the Board of             Mgmt          For                            For
       Directors

O.5    Appoint the Directors                                     Mgmt          For                            For

O.6    Appoint the Chairman                                      Mgmt          Abstain                        Against

O.7    Approve the emoluments of the Board of Directors          Mgmt          For                            For

O.8    Approve the emoluments of the Independent Auditors        Mgmt          For                            For

O.9    Approve the Stock Option Plan                             Mgmt          For                            For

O.10   Approve the Inventive Bonus Scheme                        Mgmt          Against                        Against

E.1    Approve the Board of Directors concerning the             Mgmt          For                            For
       capital increase approval for the Stock Option
       Plan 2008, any adjournment thereof, and amend
       the Article 5 of the Company




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701498075
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 22 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 29 APR 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          Abstain                        Against
       of the subsidiary Agipfuel, Board of Directors,
       of Auditors and audit firm report, allocation
       of profit

2.     Approve the financial statement at 31 DEC 2007            Mgmt          Abstain                        Against
       of the subsidiary Praoil-Oleodotti Italiani,
       Board of Directors, of Auditors and Audit firm
       report, allocation of profit

3.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of Auditors and audit firm
       report

4.     Approve the allocation of profit                          Mgmt          For                            For

5.     Authorize the buy back own shares                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENI S P A                                                                                   Agenda Number:  701520896
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3643A145                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to determine the Board of Directors               Mgmt          For                            For
       components

2.     Approve to determine the Board of Directors               Mgmt          For                            For
       term

3.     Appoint the Board of Directors                            Mgmt          For                            For

4.     Appoint the Board of Directors Chairman                   Mgmt          Abstain                        Against

5.     Approve to determine the Board of Directors               Mgmt          For                            For
       and Chairman emoluments

6.     Appoint the Board of Auditors                             Mgmt          For                            For

7.     Appoint the Board of Auditors Chairman                    Mgmt          For                            For

8.     Approve to determine the regular Auditors and             Mgmt          For                            For
       Chairman emoluments

9.     Approve the emoluments of the National Audit              Mgmt          For                            For
       office Magistrate appointed as delegate to
       the financial control




--------------------------------------------------------------------------------------------------------------------------
 ENTERPRISE INNS PLC                                                                         Agenda Number:  701433485
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3070Z153                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jan-2008
        ISIN:  GB00B1L8B624
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the audited             Mgmt          For                            For
       accounts for the YE 30 SEP 2007 and the Auditors'
       report on the accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2007

3.     Declare a final dividend of 10.4 pence per ordinary       Mgmt          For                            For
       share of the Company for the YE 30 SEP 2007,
       which shall be payable to shareholders who
       are on the register of the Members as at the
       close of business on 28 DEC 2007

4.     Re-appoint Mr. G.E. Tuppen as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. David C. George as a Director              Mgmt          For                            For

6.     Re-appoint Mr. A. Jo Stewart as a Director                Mgmt          For                            For

7.     Re-appoint Mrs. Susan E. Murray as a Director             Mgmt          For                            For

8.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          Against                        Against
       of the Company, until the conclusion of the
       next AGM of the Company

9.     Authorize the Directors to determine Ernst and            Mgmt          For                            For
       Young LLP's remuneration as the Auditors of
       the Company

10.    Authorize the Directors, [in substitution for             Mgmt          For                            For
       all subsisting authorities to the extent unused]
       to allot relevant securities [within the meaning
       of Section 80(2) of the Companies Act 1985]
       up to an aggregate nominal amount of GBP 4,232,721.98;
       [Authority expire the earlier of the 15 months
       after the date of the passing of this resolution
       or at the conclusion of the AGM of the Company
       in 2009]; and the Directors may allot relevant
       securities in pursuance of such offer or agreement
       as if the authority conferred by this resolution
       had not expired

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution 10, pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [ as defined in Section 94(2) of
       that Act] for cash pursuant to the general
       authority conferred on them by Resolution 10
       and/or to sell equity securities held as treasury
       shares for cash pursuant to Section 162D of
       that Act, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power shall be limited; a) any such
       allotment and/or sale or equity securities
       in connection with an issue or offer by way
       of rights or other pre-emptive issue or offer,
       open for acceptance for a period fixed by the
       Directors to holders of the ordinary shares,
       as specified; b) an aggregate nominal value,
       or in case of other equity securities, giving
       the right to subscribe for or convert into
       relevant shares having an aggregate nominal
       value, not exceeding in aggregate the sum of
       GBP 697,471.78; [Authority expires the earlier
       of the 15 months after the date of the passing
       of this resolution or at the conclusion of
       the AGM of the Company in 2009]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       [as defined in Section 163(3) of the Companies
       Act 1985] of 76,145,817 ordinary shares of
       2  pence each provided that the minimum price
       per ordinary share that may be paid for any
       such share [excluding expenses] is 2  pence
       and the maximum price [exclusive of expenses]
       which may be paid for each ordinary share shall
       not be more than the higher of 105% of the
       average of the market values of such ordinary
       shares as derived from the Daily Official List
       of the London Stock Exchange] for the 5 business
       days immediately preceding the date on which
       the purchase is made; and that stipulated by
       Article 5(1) of the Buy-Back and stabilization
       regulation [EC 2273/2003]; [Authority expires
       the earlier of the 15 months after the date
       of the passing of this resolution or at the
       conclusion of the AGM of the Company in 2009];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company in substitution for, and to
       the exclusion of, the existing Articles of
       Association, with effect from the conclusion
       of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 ERAMET SA, PARIS                                                                            Agenda Number:  701486880
--------------------------------------------------------------------------------------------------------------------------
    Security:  F3145H130                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  FR0000131757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve: the reports of the Board of Directors            Mgmt          Abstain                        Against
       and the Auditors, the Company's financial statements
       for the YE in 31 DEC 2007 as specified

O.2    Approve: the reports of the Board of Directors            Mgmt          Abstain                        Against
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.3    Approve: the special report of the Auditors               Mgmt          Abstain                        Against
       on agreements governed by Article L.225.38
       of the French Commercial Code, the said report
       and the agreements referred to therein

O.4    Approve: the special report of the Auditors               Mgmt          Abstain                        Against
       on agreements governed by Article L.225.38
       and following of the French Commercial Code,
       the agreements entered into or which remained
       in force during the FY regarding Patrick Buffet's
       contract as a Corporate Officer

O.5    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 206,516,278.29 previous retained
       earnings: EUR 418,312,761.90 legal reserve:
       EUR 7,451.74 dividends: EUR 155,433,726.00
       retained earnings: EUR 469,388,162.45 the shareholders
       will receive a net dividend of EUR 6.00 per
       share, and will entitle to the 40 % deduction
       provided by the French Tax Code; this dividend
       will be paid on 15 MAY 2008 in the event that
       the Company has issued new shares on such date,
       the amount of the dividend on such shares shall
       reduce the balance of the retained earning
       s account; as required by law, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as follows: EUR 2.00 for FY 2004 EUR 2.10
       for FY 2005 EUR 2.90 for FY 2006 EUR 6.00 for
       FY 2007

O.6    Approve to resolve the award total annual fees            Mgmt          For                            For
       of EUR 550,000.00 to the Board of Directors

O.7    Authorizes the Board of Directors to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 550.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 1,424,809,100.00 this authorization
       will expire by the end of the shareholders'
       meeting that will approve the accounts of FY
       2008 the shareholders' meeting delegates all
       powers to the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

E.8    Approve to follow the reading report of the               Mgmt          Against                        Against
       Board of Directors, the shareholders' meeting
       decides that the various delegations given
       to it by resolutions 22 and 24 of the meeting
       dated 25 APR 2007 shall be used in whole or
       in part in accordance with the Article L.233.33
       of the French Code Du Commerce, during periods
       when cash or stock tender offers are in effect
       for the Company's shares for a year period
       decided by law, starting from the date of the
       present meeting

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; this authorization
       is granted for a 14 month period; to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to its maximum; this amount shall count against
       the overall value set forth in resolution number
       25 of the shareholders' meeting dated 25 APR
       2007

E.10   Amend Article 22 of Association regarding quorum          Mgmt          For                            For
       requirements at AGM

E.11   Amend Article 23 of Association regarding quorum          Mgmt          For                            For
       requirements at SGM

E.12   Amend Article 12 of Association regarding Board           Mgmt          For                            For
       organization

E.13   Amend Article 16 of Association regarding Chairman        Mgmt          For                            For
       of the Board

E.14   Authorize the bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 ERG SPA, GENOVA                                                                             Agenda Number:  701492744
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3707Z101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  IT0001157020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet at 31 DEC 2007, reportings      Mgmt          For                            For
       on the Management, consequential resolutions

2.     Approve the consolidated financial statements             Mgmt          For                            For
       at 31 DEC 2007

3.     Approve the emoluments to the Directors for               Mgmt          For                            For
       the business year 2008

4.     Approve the resolutions as per Article 2401,              Mgmt          For                            For
       items 1 and 2 of the Italian Civil Code and
       Article 22 of the ByLaws related to the appointment
       of the Board of Auditors Chairman, a Statutory
       Auditor and an Alternate Auditor

5.     Appoint one Member of the Board of Directors              Mgmt          Against                        Against
       as per Article 2386, item 1 of the Italian
       Civil Code




--------------------------------------------------------------------------------------------------------------------------
 ERICSSON L M TEL CO                                                                         Agenda Number:  701504854
--------------------------------------------------------------------------------------------------------------------------
    Security:  W26049119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  SE0000108656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 448751 DUE TO SPLITTING OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Michael Treschow as a Chairman of               Mgmt          For                            For
       Meeting

2.     Approve the list of Shareholders                          Mgmt          For                            For

3.     Approve the agenda of the meeting                         Mgmt          For                            For

4.     Acknowledge the proper convening of the meeting           Mgmt          For                            For

5.     Approve to designate the Inspector[s] of the              Mgmt          For                            For
       minutes of the meeting

6.     Receive the financial statements and the statutory        Mgmt          For                            For
       reports

7.     Receive the Board and Committee reports                   Mgmt          For                            For

8.     Receive the President's report, and allow questions       Mgmt          For                            For

9.a    Approve the financial statements and the statutory        Mgmt          For                            For
       reports

9.b    Grant discharge to the Board and President                Mgmt          For                            For

9.c    Approve the allocation of Income and Dividends            Mgmt          For                            For
       of SEK 0.50 Per share

10.a   Approve to determine the number of Members [10]           Mgmt          For                            For
       and the Deputy Members [0] of the Board

10.b   Approve the remuneration of the Directors in              Mgmt          For                            For
       the amount of SEK 3.8 Million for Chairman
       and SEK 750,000 for other Directors [including
       possibility to receive part of remuneration
       in Phantom Shares], the remuneration of the
       Committee Members

10.c   Re-elect Messrs. Michael Treschow [Chairman],             Mgmt          For                            For
       Peter Bonfield, Boerje Ekholm, Ulf Johansson,
       Sverker Martin-Loef, Nancy McKinstry, Anders
       Nyren, Carl-Henric Svanberg, and Marcus Wallenberg
       as the Directors; elect Mr. Roxanne Austin
       as a new Director

10.d   Authorize at least 5 persons whereof representatives      Mgmt          For                            For
       of 4 of Company's largest shareholders to serve
       on Nominating Committee

10.e   Approve the omission of remuneration of Nominating        Mgmt          For                            For
       Committee Members

10.f   Approve the remuneration of the Auditors                  Mgmt          For                            For

11.    Approve 1:5 Reverse Stock Split                           Mgmt          For                            For

12.    Approve the remuneration policy and other terms           Mgmt          For                            For
       of Employment for the Executive Management

13.1   Approve the re-issuance of 17 Million repurchased         Mgmt          For                            For
       Class B shares for the 2007 Long-Term Incentive
       Plan

13.2   Approve the Swap Agreement with 3rd Party as              Mgmt          For                            For
       Alternative to the Item 13.1

14.1a  Approve the 2008 Share Matching Plan for all              Mgmt          For                            For
       Employees

14.1b  Grant authority for the re-issuance of 47.7               Mgmt          For                            For
       Million repurchased Class B Shares for 2008
       Share Matching Plan for all Employees

14.1c  Approve the Swap Agreement with 3rd Party as              Mgmt          For                            For
       Alternative to the Item 14.1b

14.2a  Approve the 2008 Share Matching Plan for Key              Mgmt          For                            For
       Contributors

14.2b  Grant authority for the re-issuance of 33.6               Mgmt          For                            For
       Million repurchased Class B Shares for 2008
       Share Matching Plan for Key Contributors

14.2c  Approve the Swap Agreement with 3rd Party as              Mgmt          For                            For
       alternative to the Item 14.2b

14.3a  Approve the 2008 Restricted Stock Plan for Executives     Mgmt          For                            For

14.3b  Grant authority for the re-issuance of 18.2               Mgmt          For                            For
       Million repurchased Class B Shares for 2008
       Restricted Stock Plan for Executives

14.3c  Approve the Swap Agreement with 3rd Party as              Mgmt          For                            For
       alternative to the Item 14.3b

15.    Grant authority for the re-issuance of 72.2               Mgmt          For                            For
       Million repurchased Class B Shares to cover
       social costs in connection with 2001 Global
       Stock Incentive Program, 2003 Stock Purchase
       Plan, and 2004, 2005, 2006, and 2007 Long-Term
       Incentive Plans

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Abstain                        Against
       approve to provide all shares with equal voting
       rights

17.    Close Meeting                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG, WIEN                                        Agenda Number:  701534845
--------------------------------------------------------------------------------------------------------------------------
    Security:  A19494102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  AT0000652011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual reports, reports of the Managing       Mgmt          No vote
       Board and Supervisory Board for 2007

2.     Approve to allocate the net income                        Mgmt          No vote

3.     Approve the actions of the Board of Directors             Mgmt          No vote
       and Supervisory Board for the FY 2007

4.     Approve the remuneration of the Supervisory               Mgmt          No vote
       Board

5.     Elect the Supervisory Board                               Mgmt          No vote

6.     Appoint an additional Auditor and Group Auditor           Mgmt          No vote
       for the FY 2009 in addition to the Savings
       Banks Auditors Association [Sparkassen-Pruefungsverband]
       as the Statutory Auditor

7.     Approve the acquisition by Erste Bank of own              Mgmt          No vote
       shares for the purpose of securities trading

8.     Grant authority for the acquisition of own shares         Mgmt          No vote
       for no designated purpose subject to the exclusion
       of trading in own shares as purpose of the
       acquisition. and the authorization to divest
       acquired shares as consideration for the financing
       of the acquisition of companies, in one or
       more corporations domestically or abroad, hence
       other than by sale via the stock exchange or
       via a public offering and by analogous application
       of the provisions concerning the exclusion
       of subscription rights

9.a    Receive the De-Merger and Acquisition Agreement           Mgmt          No vote
       dated 26 MAR 2008 by the Management Board

9.b    Approve the proportionate de-merger by acquisition        Mgmt          No vote
       pursuant to Section 1 Paragraph 2 No 2 in connection
       with Section 8 Paragraph 1 of the Austrian
       De-Merger Act 2 (Spaltungsgesetz; SpaltG) pursuant
       to the De-Merger and Acquisition Agreement
       dated 26 MAR 2008 as filed with the Vienna
       Companies Register on the basis of the final
       balance sheet of Erste Bank der oesterreichischen
       Sparkassen AG of 31 DEC 2007, as specified

9.c    Amend the Articles of Association as specified            Mgmt          No vote

10.    Approve a New Stock Option Program for Management         Mgmt          No vote
       Board Members, executives and key staff of
       Erste Bank Group [MSOP 2008]

11.    Approve the changes in the Articles of Association        Mgmt          No vote
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ESPRIT HOLDINGS LTD                                                                         Agenda Number:  701377512
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3122U145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Dec-2007
        ISIN:  BMG3122U1457
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and the Reports of the
       Directors and Auditors of the Group for the
       YE 30 JUN 2007

2.     Approve a final dividend of HKD 1.00 per Share            Mgmt          For                            For
       for the YE 30 JUN 2007

3.     Approve a special dividend of HKD 1.48 per Share          Mgmt          For                            For
       for the YE 30 JUN 2007

4.1    Re-elect Mr. John Poon Cho Ming as Director               Mgmt          Against                        Against

4.2    Re-elect Mr. Jerome Squire Griffith as Director           Mgmt          Against                        Against

4.3    Re-elect Mr. Alexander Reid Hamilton as Director          Mgmt          For                            For

4.4    Authorize the Directors to fix their remuneration         Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

6.     Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10 % of the issued share capital
       of the Company

7.     Authorize the Directors, subject to restriction           Mgmt          For                            For
       on discount and restriction on refreshment
       as stated in the specified circular, to issue,
       allot and deal with additional shares up to
       a maximum of 5 % of the issued share capital
       of the Company, save in the case of an allotment
       for the purpose of an acquisition or where
       the consideration for such allotment is otherwise
       than wholly in cash, up to a maximum of 10
       % of the issued share capital of the Company
       as at the date of passing of this resolution

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue shares in Resolution
       7 by the number of shares repurchased under
       Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 ESSO SA, RUEIL MALMAISON                                                                    Agenda Number:  701593508
--------------------------------------------------------------------------------------------------------------------------
    Security:  F31710100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  FR0000120669
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE on 31DEC 2007,
       reports of the Board of Directors and the Auditors,
       the consolidated financial statements for the
       said FY, in the form presented to the meeting

2.     Receive the Special Report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L. 225.38 and
       followings of the French Commercial Code, and
       approve the said report and the agreements
       referred to therein

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 349,993,217.05 retained earnings:
       EUR 357,501,051.70 balance available for distribution:
       EUR 707,494,268.75 dividends: EUR 102,836,624.00
       additional dividend: EUR 89,982,046.00 other
       reserves: EUR 125,000,000.00 retained earnings:
       EUR 389,675,598.75 the shareholders will receive
       a net dividend of EUR 15.00 per share the shareholders'
       meeting reminds that an interim dividend of
       EUR 4.00 was already paid on 26 SEP 2007 the
       remaining dividend of EUR 11.00 will be paid
       on 10 JUL 2008 owing to the fact that the dividends
       distributed by Europeans Companies are submitted
       to a standard deduction at source of 18% [named
       PFL] as of 01 JAN, 2008, the said dividends
       will not entitle to the 40% deduction provided
       by the French tax code as required by law,
       it is reminded that, f or the last 3FYs, the
       dividends paid, were as follows: EUR 6.50 for
       FY 2004 EUR 8.00 for FY 2005 EUR 15.00 for
       FY 2006

4.     Grant discharge to the Board of Directors for             Mgmt          For                            For
       the performance of their duties during the
       said FY

5.     Appoint Mr. Jacques Aschenbroich as a Member              Mgmt          For                            For
       of the Board of Director for the time span
       running until the general meeting called to
       approve the financial statements of year 2008

6.     Appoint Mr. Dominique Badel as a Member of the            Mgmt          For                            For
       Board of Director, for the time span running
       until the general meeting called to approve
       the financial statements of year 2008

7.     Appoint Mr. Marie Francoise Walbaum as a Member           Mgmt          For                            For
       of the Board of Director, for the time span
       running until the general meeting called to
       approve the financial statements of year 2008

8.     Appoint Mr. Jean Luc Randaxhe as a Member of              Mgmt          For                            For
       the Board of Director, for the time span running
       until the general meeting called to approve
       the financial statements of year 2008

9.     Appoint Mr. Roland Vardanega as a Member of               Mgmt          For                            For
       the Board of Director, for the time span running
       until the general meeting called to approve
       the financial statements of year 2008

10.    Appoint Mr. Francis Duseux as a Member of the             Mgmt          For                            For
       Board of Director, for the time span running
       until the general meeting called to approve
       the financial statements of year 2008

11.    Approve to award total annual fees of EUR 132,000.00      Mgmt          For                            For
       to the Board of Directors

12.    Ratify the transfer of the head office of the             Mgmt          For                            For
       Company to: 5 6, place De L' Iris, courbevoie
       92400 as of 01 FEB 2008 and consequently, amend
       the Corresponding Article of the Bylaws: registered
       office

13.    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTEN FRANZ COLRUYT NV, HALLE                                                     Agenda Number:  701373653
--------------------------------------------------------------------------------------------------------------------------
    Security:  B26882165                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Oct-2007
        ISIN:  BE0003775898
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

I.1    Receive the report of the Board of Directors              Non-Voting
       of 14 SEP 2007, giving a description and detailed
       justification of the proposed capital increase
       with the pre-emptive right waived in the interests
       of the Company, in favour of the employees
       of the Company and the Colruyt Group who meet
       the criteria as specified

I.2    Receive the report of CVBA KPMG, represented              Non-Voting
       by Messrs. L. Ruysen en J. Vanderbruggen, Auditor,
       drawn up on 17 SEP 2007 in accordance with
       Article 596 of the Companies Act

I.3    Approve to issue a maximum of 200,000 new registered      Mgmt          No vote
       shares without face value, under the conditions
       as specified in the report of the Board of
       Directors

I.4    Approve to set the issue price on the basis               Mgmt          No vote
       of the average stock market price of the ordinary
       Colruyt share during the 30 days prior to the
       EGM that will decide upon this issue, after
       application of a maximum discount of 20%

I.5    Approve to waive the pre-emptive subscription             Mgmt          No vote
       right to these shares as granted to the shareholders
       by Article 595 and onwards of the Companies
       code, in favour of employees as specified,
       in the interests of the Company

I.6    Approve to increase the share capital, under              Mgmt          No vote
       the suspensive condition of subscription, by
       the issue of the new shares as specified and
       at the issue price set by the EGM and to set
       the maximum amount by which the share capital
       can be increased after subscription, by multiplying
       the issue price of the new shares set by the
       EGM by the maximum number of new shares to
       be issued; subscription to the new shares shall
       be reserved for the employees of the Company
       and its related companies, as specified; the
       capital shall only be increased in the event
       of subscription, and this by the amount of
       this subscription; if the number of shares
       subscribed to is greater than the specified
       maximum number of new shares to be issued,
       there shall be a distribution whereby in the
       first instance the possibility of obtaining
       the maximum tax benefit for each employee shall
       be considered, and in the next stage a proportionate
       decrease shall be applied in relation to the
       number of shares subscribed to by each employee

I.7    Open the subscription period on 23 OCT 2007               Non-Voting
       and close it on 23 NOV 2007

I.8    Authorize the Board of Directors to receive               Mgmt          No vote
       the subscription applications, to collect and
       receive the contributions, to determine the
       number of shares subscribed to as well as the
       subscribed amount at the end of the subscription
       period, to set the capital increase by this
       amount within the maximum amount set by the
       EGM and to certify by notary the completion
       of the capital increase within the same limit,
       the payment of it in cash, as well as the resulting
       change of the amount of the share capital and
       the number of shares stated in Article 5 'Share
       capital' of the Articles of Association, and
       to execute the resolutions of the EGM for all
       these transactions, and to this end to set
       all conditions, to the extent that they have
       not been set by the EGM to conclude all agreements,
       and in general to take any action necessary

II.1   Report of the Board of Directors of 14 SEP 2007           Non-Voting
       justifying the proposal to authorize the purchase
       of treasury shares by the Company and the subsidiaries
       [Articles 620 and 627 of the Companies Code]

II.2   Authorize the Board of Directors of the Company           Mgmt          No vote
       and the Boards of Directors of the subsidiaries,
       as laid down in Article 627 of the Companies
       Code, to acquire a maximum total of 3,325,774
       treasury shares of the Company, on behalf of
       the Company and/or on behalf of the subsidiary
       [ies], at a minimum price of 50 EUR per share
       and at a maximum price of 250 EUR per share,
       insofar as this price is within the minimum/maximum
       limit set by Article 12, Paragraph 3 of the
       Articles of Association; this authorization
       shall apply for a term of 18 months, starting
       on the day on which this agenda is decided
       upon; this authorization shall replace the
       authorization granted by the Company's EGM
       of shareholders of 16 OCT 2006, which lapses
       in APR 2008

II.3   Authorize the Board of Directors to nullify               Mgmt          No vote
       the treasury shares purchased, at times the
       Board deems appropriate, if deemed opportune
       by the Board, in blocks of at least 500,000
       shares, and this coupled with the diminution
       of the corresponding unavailable reserves,
       so that the value of the shares is registered
       at the time of the nullification; the Board
       of Directors is allowed to use this authorization
       at all times, if he wishes so repetitively,
       and to freely choose the time of the nullification;
       it is also granted the authorization to correct
       the numbers of shares in the Articles of Association
       and to have the amendment to the Articles of
       Association required as a result thereof, executed
       before a notary public

III.1  Approve to renew the authorization of the Board           Mgmt          No vote
       of Directors to increase the subscribed capital
       pursuant to Article 6 of the Articles of Association,
       under the conditions set forth in Article 607,
       Paragraph 2 of the Companies code-as of the
       time the Company has been notified by the Banking,
       Finance and Insurance Commission of a public
       take-over bid on the securities of the Company;
       the authorization is granted for a term of
       3 years as from the date of the EGM deciding
       thereupon

III.2  Approve to renew the authorization of the Board           Mgmt          No vote
       of Directors to acquire treasury shares of
       the Company without a decision of the general
       meeting being required, insofar as this is
       imperative to prevent the Company suffering
       serious and imminent harm [as set forth in
       Article 12, Paragraph 4 of the Articles of
       Association and in Article 610, Paragraph 1,
       Section 3 and 4 of the Companies code], for
       a term of 3 years commencing at the EGM approving
       this item on the agenda

III.3  Approve to renew the authorization of the Board           Mgmt          No vote
       of Directors to sell, without prior approval
       of the general meeting being required, any
       shares it may have acquired under the above
       authorization, provided these are listed [Article
       622, Paragraph 2, Section 2,1 of the Companies
       code and Article 12 Paragraph 5 of the Articles
       of Association] for a term of 3 years as from
       the present amendment to the Articles of Association

III.4  Approve to renew the authority to sell the shares         Mgmt          No vote
       acquired by the Board of Directors on the stock
       market or following an order to sell made to
       all shareholders at the same conditions, so
       as to prevent the Company suffering serious
       and imminent harm [Article 622 Paragraph 2,
       Section 2, Degree 2 of the Companies Code and
       Article 12, Paragraph 5 of the Articles of
       Association]; this authority is for a term
       of 3 years as of the publication of the present
       amendment to the Articles of Association; it
       can be renewed by the general meeting in accordance
       with the applicable legal provisions

IV.1   Approve, in accordance with the contribution              Mgmt          No vote
       proposal contained in a private deed drawn
       up the Board of Directors on 07 SEP 2007 in
       accordance with Article 760 of the Companies
       code, to contribute the DATS 24 division to
       the limited liability company being incorporated,
       DATS 24, and deposited at the registry of Brussels
       commercial court on 10 SEP 2007 in accordance
       with Article 760, Section 3 of the Companies
       Code

IV.2   Report of the Board of Directors of 17 SEP 2007           Non-Voting
       in accordance with Article 761, Section 2 of
       the Companies Code, containing a detailed written
       report setting out the financial positions
       of the companies concerned and also explaining
       and justifying the desirability of the contribution
       from a legal and economic point of view, the
       conditions under which and the way in which
       it shall be done, as well as the effects of
       it

IV.3   Approve the contribution of the DATS 24 division          Mgmt          No vote
       to the limited liability company, DATS 24 at
       its incorporation; the contribution shall be
       done in accordance with the stipulations of
       the contribution proposal, without prejudice
       to changes approved by the general meeting

V.1    Approve, in accordance with the Contribution              Mgmt          No vote
       proposal contained in a private deed drawn
       up by the Board of Directors on 06 SEP 2007
       in accordance with Article 760 of the Companies
       Code, to contribute the Colex division to Collivery
       NV, with registered office at Edingensesteenweg
       196, 1500 Halle, Company Number VAT [BE] 0463.836.875,
       and deposited at the registry of Brussels commercial
       court on 10 SEP 2007 in accordance with Article
       760, Section 3 of the Companies Code

V.2    Report of the Board of Directors of 06 SEP 2007           Non-Voting
       in accordance with Article 761, Section 2 of
       the Companies Code, containing a detailed written
       report setting out the financial positions
       of the Companies concerned and also explaining
       and justifying the desirability of the contribution
       from a legal and economic point of view, the
       conditions under which and the way in which
       its shall be done, as well as the effects of
       it

V.3    Approve to contribute the Colex division to               Mgmt          No vote
       Collivery NV, in accordance with the stipulations
       of the contribution proposal, without prejudice
       to changes approved by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTS DELHAIZE FRERES ET CIE LE LION S A - DELHAIZE  GROUP                         Agenda Number:  701554695
--------------------------------------------------------------------------------------------------------------------------
    Security:  B33432129                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BE0003562700
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 460860 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

o.1    Recive the Management report of the Board of              Non-Voting
       Directors for the FYE 31 DEC 2007

o.2    Receive the report of the Statutory Auditor               Non-Voting
       on the FYE 31 DEC 2007

o.3    Communication of the consolidated annual accounts         Non-Voting
       of 31 DEC 2007

o.4    Approve the non-consolidated annual accounts              Mgmt          For                            For
       of 31 DEC 2007 including the allocation of
       profits, and the distribution of a gross dividend
       of EUR 1.44 per share

o.5    Approve the discharge of liability of persons             Mgmt          For                            For
       who served as Directors of the Company during
       the FYE 31 DEC 2007

o.6    Approve the discharge of liability of the Statutory       Mgmt          For                            For
       Auditor of the Company for the FYE 31 DEC 2007

o.7.1  Approve to renew the mandate of Count Arnoud              Mgmt          For                            For
       de Pret Roose de Calesberg as a Director for
       a period of 3 Years that will expire at the
       end of the OGM taht will be requested to approve
       the annual accounting relating to the FY 2010

O.7.2  Approve the renew the mandate of Mr. Jacques              Mgmt          For                            For
       de Vaucleroy as a Director for a period of
       3 Years that will expire at the end of the
       OGM that will be requested to approve the annual
       accounts relating to the YE 2010

O.7.3  Approve the renew the mandate of Mr. Hugh Farrington      Mgmt          For                            For
       as a Director for a period of 3 Years that
       will expire at the end of the OGM that will
       be requested to approve the annual accounts
       relating to the FY 2010

O.7.4  Approve to renew the mandate of Baron Luc Vansteenkiste   Mgmt          For                            For
       as a Director for a period of 3 Years that
       will expire at the end of the OGM that will
       be requested to approve the annual accounts
       relating to the FY 2010

O.7.5  Appoint Mr. Francois Cornelis as a Director               Mgmt          For                            For
       for a period of 3 Years that will expire at
       the end of the OGM that will be requested to
       approve the annual accounts relating to the
       FY 2010

o.8.1  Authorize the Board of Directors, acknowledge             Mgmt          For                            For
       that Count Arnaud de Pret Roose de Calesberg,
       whose mandate to renew until the end of the
       OGM that will be requested to approve the annual
       accounts relating to the FY 2010, satisfies
       the requirements of Independence set forth
       by the Belgian Company Code for the assessment
       of independence of Directors, and approve to
       renew his mandate as a Independent Director
       pursuant to the criteria of the Belgian Company
       Code

o.8.2  Authorize the Board of Directors, acknowledge             Mgmt          For                            For
       that Mr. Jacques de Vaocleroy, whose mandate
       to renew until the end of the OGM that will
       be requested to approve the annual accounts
       relating to the FY 2010, satisfies the requirements
       of Independence set forth by the Belgian Company
       Code for the assessment of independence of
       Directors and approve to renew his mandate
       as Independent Director pursuant to the criteria
       of the Belgian Company Code

o.8.3  Authorize the Board of Directors, acknowledge             Mgmt          For                            For
       that Mr. Hugh Farrington, whose mandate is
       proposed to be renewed until the end of the
       OGM that will be requested to approve the annual
       accounts relating to the FY 201 0, satisfies
       the requirements of Independence set forth
       by the Belgian Company Code for the assessment
       of Independence of a Directors, and approve
       to renew his mandate as independent Director
       pursuant to the criteria of the Belgian Company
       Code

o.8.4  Authorize the Board of Directors, acknowledge             Mgmt          For                            For
       that Mr. Baron Luc Vansteenkisle, whose mandate
       is to renewed until the end of the OGM that
       will be requested to approve the annual accounts
       relating to the FY 20 I 0, satisfies the requirements
       of Independence set forth by the Belgian Company
       Code for the assessment of independence as
       a Directors, and approve to renew his mandate
       as Independent Director pursuant to the criteria
       of the Belgian Company Code

o.8.5  Authorize the Board of Directors, Mr. Francois            Mgmt          For                            For
       Cornelis, whose appointment as a Director is
       until the end of the OGM that will be requested
       to approve the annual accounts relating to
       the FY 2010 satisfies the requirements of Independence
       set forth by the Belgian Company Code for the
       assessment of Independence of a Directors'
       and appoint the Independent Director pursuant
       to the criteria of the Belgian Company Code

o.9    Approve to renew the mandate of Deloitte Bedrijfsrevisoren'Mgmt          For                            For
       Reviseurs d' Entreprises S.C. S.f.d. S.C.R.L.,
       avenue Louise 240, 1050 Brussels, Belgium as
       Statutory Auditor, represented by Mr. Philip
       Macyaert, Auditor or, in the event of inability
       of the latter, by any other partner of the
       Statutory Auditor agreed upon by Delhaize Group
       SA, for a period of 3 Years that will expire
       at the end of the OGM that will be requested
       to approve the annual accounts relating to
       the FY 2010, and approve the yearly Audit Fees
       of the Statutory Auditor amounting to EUR 690,880

o.10   Approve, pursuant to Article 556 of the Belgian           Mgmt          Against                        Against
       Company Code, the 'Change in Control' clause
       set out in the USD 500,000,000 5-year revolving
       credit facility dated 21 MAY 2007 entered into
       Delhaize Group SA, Delhaize America, Inc.,
       JP Morgan Chase Bank, N.A., and the Lenders
       under such credit facility, as such clause
       is used in, and for the purpose of. the 'Event
       of Default" described in such credit facility

o.11   Approve, pursuant to Article 556 of the Belgian           Mgmt          Against                        Against
       Company Code, and authorize provision granting
       to the holders of the bonds, Convertible Bonds
       or medium-term notes that the Company may issue
       within the 12 months following the ordinary
       shareholders meeting of May 2008, in one or
       several offerings and tranches, denominated
       either US Dollars or in Euros, with a maturity
       not exceeding 30 years, for a maximum aggregate
       amount of EUR 1.5 billion, the right to obtain
       the redemption or the right to require the
       repurchase, of such bonds or notes for an amount
       not in excess of 101% of the outstanding principal
       amount plus accrued and unpaid interest of
       such bonds or notes in the event of a change
       of control the Company, as would be provided
       in the terms and conditions relating to such
       bonds and/or notes. Any such bond or note issued
       would be disclosed through a press release,
       which would applicable to change of control
       provision and mention the total amount of bonds
       and notes already issued by the Company that
       are subject to a change of control provision
       approved under this resolution

e.12   Approve to replace the fourth indent of Article           Mgmt          For                            For
       10 of the Articles of Association, on 22 MAY
       2008, the EGM meeting authorized the Board
       of Directors to acquire up to 10% of outstanding
       shares of the Company at minimum unit price
       (EUR I) and at a maximum unit price not higher
       than 20% above the highest closing stock market
       price of the Company's shares on Euro next
       Brussels during the 20 trading days preceding
       such acquisition, and [Authority expires at
       the end of 18 month period as from the date
       of the EGM on 22 MAY 2008] and extends to the
       acquisition of shares of Company by its Direct
       Subsidiaries, as such subsidiaries are defined
       by legal provisions on acquisition of shares
       of ,the parent Company by its subsidiaries

e.13   Approve to add the indent after the 3rd indent            Mgmt          For                            For
       of Article 12 of the Articles of Association
       as specified

e14.1  Approve to add the 2 indents after the 3rd indent         Mgmt          For                            For
       of Article 13 of the Articles of Association;
       the second indent as specified being in replacement
       of the current fourth indent of Article 13

e14.2  Approve to add a new Article 48 to the Articles           Mgmt          For                            For
       of Association as specified

e.15   Amend the Article 37, 4th indent of the Articles          Mgmt          For                            For
       of Association to replace the 4th indent of
       Article 37 of the Articles of Association as
       specified

e.16   Approve the EGM to grant the powers to the Board          Mgmt          For                            For
       of Directors, with the power to sub delegate,
       to implement the decisions taken by the ordinary
       and EGM, to coordinate the text of the Articles
       of Association as a result of the abovementioned
       amendments, and to carry out all necessary
       or useful formalities to that effect and in
       addition, to remove from time to time from
       the Articles of Association of the company
       any provision subject to a time limitation
       which has expired




--------------------------------------------------------------------------------------------------------------------------
 EULER HERMES, PARIS                                                                         Agenda Number:  701526785
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2013Q107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0004254035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the report of the Executive Committee             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007,
       as presented earnings for the FY: EUR 135,597,447.00

O.2    Receive the report of the Executive Committee             Mgmt          For                            For
       and the Auditors and approve the Consolidated
       financial statements for the said FY, in form
       of presented to the meeting; earnings for the
       FY: EUR 406,958,016.00

O.3    Approve the notices that there was no expenses            Mgmt          For                            For
       and charges that were not tax deducted on Company

O.4    Grant discharge to the Executive Committee,               Mgmt          For                            For
       the Supervisory Board Members and the Auditor
       for the performance of their duties during
       the said FY

O.5    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and that the income for the FY be
       appropriated as follows; retained earnings
       EUR 128,208,145.71 income for the FY: EUR 135,597,446.98
       balance available for the distribution: EUR
       263,805,592.69 legal reserve EUR 3,244.64 dividends:
       EUR 225,262,565.00: retained earnings: EUR
       38,539,783.05 balance available for distribution:
       EUR 263,805,592.69 the shareholders will receive
       a net dividend of EUR 5.00 per share, and will
       entitle to the 40% deduction provided by the
       French tax code; and this dividend will be
       paid on 23 MAY 2008 in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law

O.6    Approve the reserve for the treasury stocks               Mgmt          For                            For
       by a subsidy of EUR 858,738.00

O.7    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.86 of
       the French commercial code and approve the
       report and the agreements referred to therein

O.8    Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Philippe Thierry as a Member of the Supervisory
       Board for a 3 year period

O.9    Ratify the co-optation of Mr. Jean Herve Lorenzi          Mgmt          For                            For
       as a Member of Supervisory Board and approve
       the financial statement for the FY 27 Juillet
       2007

O.10   Authorizes the Executive Committee to buy back            Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 147.00, maximum number
       of shares to be acquired: 4,505,251 share,
       maximum funds invested in the share buybacks:
       EUR 149,800,000.00; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 22 MAY 2006
       in its Resolution 11, delegates all powers
       to the executive Committee to take all necessary
       measures and accomplish all necessary formalities
       [Authority expires at the of 18-month period]

O.11   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.90.1 of
       the French commercial code and approve an indemnity
       to Clemens Von Weichs in the event of his removal

O.12   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.90.1 of
       the French commercial code and approve an indemnity
       to Gerd Uwe Baden in the event of his removal

O.13   Approve to resolves the award total annual fees           Mgmt          For                            For
       of EUR 360,000.00 to the Member of Supervisory
       Board

E.14   Grant all powers to Executive Committee to reduce         Mgmt          For                            For
       the share capital, on one or more occasions
       and its sole description, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 09 MAY 2007 in its Resolution 14
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities [Authority expires
       at the end of 24 month period]

E.15   Authorize the Executive Committee to grant for            Mgmt          For                            For
       free, on one or more occasions, existing future
       shares, in favour of employees or Corporate
       officers of the Company and related Companies,
       they may not represent more than 3% of the
       share capital; to cancel the shareholders preferential
       subscription rights in favour of beneficiaries;
       this authorization supercedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 22 MAY 2006 in its
       Resolution 16 delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities [Authority
       expires at the end of 38 month period]

E.16   Authorize the Executive Committee to increase             Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       4,400,000.00, by issuance, with preferred subscription
       rights maintained, of share and debit securities;
       this authorization supercedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 22 MAY 2006 in its
       Resolution 13 delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities [Authority
       expires at the end of 26 month period]

E.17   Authorizes the Executive Committee to in order            Mgmt          For                            For
       to increase the share capital , in one or more
       occasions and at its sole discretion, by a
       maximum nominal amount of EUR 4,400,000.00,
       by way of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed By Law and order the By laws, by
       issuing bonus share or raising the par value
       of existing shares, or by a combination of
       these methods; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 22 MAY 2006
       in its Resolution 14 this amount shall count
       against overall value set forth in Resolution
       16; delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities [Authority expires
       at the end of 26 month period]

E.18   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at it sole description in favour of employees
       and Corporate officers of the Company who are
       Member of a Company savings plan; and for a
       nominal amount that shall not exceed EUR 132,000.00;
       the amount shall count against the overall
       value set forth in resolution number 16; to
       cancel the shareholders subscription rights
       in favour of Member of a Company saving plan;
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities [Authority expires
       at the end of 26 month period]

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 EURAZEO, PARIS                                                                              Agenda Number:  701522446
--------------------------------------------------------------------------------------------------------------------------
    Security:  F3296A108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  FR0000121121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented

O.2    Approve the recommendations of the Executive              Mgmt          Abstain                        Against
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 680,785,354.85 increased of
       retained earnings: EUR 117,345,408.26 balance
       available for distribution: EUR 798,130,763.11
       legal reserve: EUR 77,914.10 dividends: EUR
       63,834,028.80 general reserves : EUR 600,000,000.00
       retained earnings: EUR 134,218,820.21 balance
       available for distribution: EUR 798,130,763.11
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 22 MAY
       2008; as required by law, it is reminded that,
       for the last 3 FY, the dividends paid, were
       as follows: EUR 1.00 for FY 200 4 EUR 1.00
       for FY 2005 EUR 1.10 for FY 2006 in t he event
       that the company holds some of its own shares
       on such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account

O.3    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.86 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.5    Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       David Weillas as a Member of Supervisory Board
       for a 6 year period

O.6    Approve to renew the appointment of Mr. Antoine           Mgmt          Against                        Against
       Bernheim as a Member of Supervisory Board for
       a 6 year period

O.7    Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Gandois as a Member of Supervisory Board for
       a 6 year period

O.8    Approve to renew the appointment of Mr. Richard           Mgmt          For                            For
       Goblet D'alviella as a Member of Supervisory
       Board for a 6 year period

O.9    Approve to renew the appointment of Mr. Marcel            Mgmt          For                            For
       Roulet as a Member of Supervisory Board for
       a 6 year period

O.10   Appoint Mr. Beatrice Stern as a Member of Supervisory     Mgmt          For                            For
       Board for a 6 year period

O.11   Appoint Mr. Jacques Veyrat as a Member of Supervisory     Mgmt          For                            For
       Board for a 6 year period

O.12   Appoints Mr. Jean Pierre Richardson as Censor,            Mgmt          For                            For
       for a 6 year period

O.13   Appoint PricewaterhaouseCoopers as Statutory              Mgmt          For                            For
       Auditor for a 6 year period

O.14   Appoint Mr. Etienne Boris as Deputy Auditor,              Mgmt          For                            For
       for a 6 year period

O.15   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.86 and
       L.225.90.1 of the French Commercial Code, approve
       said report and the agreements referred to
       therein concerning Mr. Patrick Sayer

O.16   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by article L.225.86 and
       L.225.90.1 of the French Commercial Code, approve
       the said report and the agreements referred
       to therein concerning Mr. Bruno Keller

O.17   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by article L.225.86 and
       L.225.90.1 of the French Commercial Code, approve
       said report and the agreements referred to
       therein concerning Mr. Philippeaaudouin

O.18   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 and
       L.225.90.1 of the French Commercial Code, approve
       said report and the agreements referred to
       therein concerning Mr. Virginie Morgon

O.19   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 and
       L.225.90.1 of the French Commercial Code, approve
       said report and the agreements referred to
       therein concerning Mr. Gilbert Saada

O.20   Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 150.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 797,925,300.00; [Authority expires
       at 18 month period]; and to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities

E.21   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at 24 month period];
       the purchase price will be allocated on share
       premium, of a merger divestment or capital
       contribution; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; and to take all necessary measures
       and accomplish all necessary formalities

E.22   Authorize the Executive Committee to proceed,             Mgmt          Against                        Against
       in 1 or more issues, with the issuance of bond
       giving the right to subscribe shares; and to
       increase the capital by a maximum nominal value
       of EUR 165,000,000.00; and resolves to waive
       the preferential subscription rights of the
       shareholders to the shares bonus to the profit
       of shareholders; this amount not shall count
       against the overall value as specified in resolution
       13

E.23   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at 26 month period] and for a nominal
       amount that shall not exceed EUR 2,250,000.00;
       and to grant, for free, on one or more occasions,
       existing or future shares, in favour of the
       Employees or the Corporate Officers of the
       Company and related Companies; approve to cancel
       the shareholders' preferential subscription
       rights; this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 03 MAY 2007 in its
       resolution 14; and to take all necessary measures
       and accomplish all necessary formalities

E.24   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 EUROPEAN AERONAUTIC DEFENCE AND SPACE NV, SCHIPHOL-RIJK                                     Agenda Number:  701378019
--------------------------------------------------------------------------------------------------------------------------
    Security:  F17114103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Oct-2007
        ISIN:  NL0000235190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 16 OCT 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

1.     Approve the reports of the Board of Directors             Mgmt          No vote
       and the Auditors

2.     Amend Article numbers 18, 19, 20, 24, 26 and              Mgmt          No vote
       28 of the Bylaws

3.     Elect Mr. Rudiger Grube as a Director, for a              Mgmt          No vote
       5-year period

4.     Elect Mr. Louis Gallois as a Director, for a              Mgmt          No vote
       5-year period

5.     Elect Mr. Rolf Bartke as a Director, for a 5-year         Mgmt          No vote
       period

6.     Elect Mr. Dominique D'hinnin as a Director,               Mgmt          No vote
       for a 5-year period

7.     Elect Mr. Juan Manuel Eguiagaray Ucelay as a              Mgmt          No vote
       Director, for a 5-year period

8.     Elect Mr. Arnaud Lagardere as a Director, for             Mgmt          No vote
       a 5-year period

9.     Elect Mr. Hermann Josef Lamberti as a Director,           Mgmt          No vote
       for a 5-year period

10.    Elect Mr. Lakshmi N. Mittal as a Director, for            Mgmt          No vote
       a 5-year period

11.    Elect Sir John Parker as a Director, for a 5-year         Mgmt          No vote
       period

12.    Elect Mr. Michel Pebereau as a Director, for              Mgmt          No vote
       a 5-year period

13.    Elect Mr. Bodo Uebber as a Director, for a 5-year         Mgmt          No vote
       period




--------------------------------------------------------------------------------------------------------------------------
 EUROPEAN AERONAUTIC DEFENCE AND SPACE NV, SCHIPHOL-RIJK                                     Agenda Number:  701559342
--------------------------------------------------------------------------------------------------------------------------
    Security:  F17114103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  NL0000235190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 21 MAY 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU

1.     Approve the Board report including chapter on             Mgmt          For                            For
       Corporate governance, policy on dividends,
       and remuneration policy

2.     Approve the financial statements                          Mgmt          For                            For

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.12 per share

4.     Grant discharge of Directors                              Mgmt          Abstain                        Against

5.     Ratify Ernst and Young as the Auditors                    Mgmt          For                            For

6.     Approve the cancellation of shares repurchased            Mgmt          For                            For
       by the Company

7.     Grant authority to repurchase up to 10% of issued         Mgmt          For                            For
       share capital




--------------------------------------------------------------------------------------------------------------------------
 EVN AG, MARIA ENZERSDORF AM GEBIRGE                                                         Agenda Number:  701435946
--------------------------------------------------------------------------------------------------------------------------
    Security:  A19833101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Jan-2008
        ISIN:  AT0000741053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the report by               Mgmt          For                            For
       the Board of Director and the Supervisory Board

2.     Approve the usage of the earnings for 2006/07             Mgmt          For                            For

3.     Grant discharge to the Board of Director and              Mgmt          For                            For
       the Supervisory Board

4.     Elect the Balance Sheet Auditor                           Mgmt          For                            For

5.     Approve to increase the capital from EUR 99,069,392.62    Mgmt          For                            For
       to 300,000,000 by transformation of reserve
       funds; further the number of shares issued
       will be increased from 40,881,455 to 163,525,820
       by means of a stock split and amend Paragraph
       5 of the By-Laws to the share capital of EUR
       300,000,000 is divided into 163,525,820 shares

6.     Authorize the Board of Director to buy back               Mgmt          For                            For
       own shares to the maximum extent of 10% of
       the share capital within 18 months after approval

7.     Elect the Supervisory Board                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FAIRFAX MEDIA LTD, SYDNEY                                                                   Agenda Number:  701393869
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q37116102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000FXJ5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports of the Company,             Non-Voting
       the Directors Report, the Auditors Report and
       the Statement by the Directors for the FYE
       01 JUL 2007

2.A    Elect Mr. John B. Fairfax AM as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

2.B    Elect Mr. Nicholas Fairfax as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

2.C    Elect Mr. Robert Savage as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

2.D    Re-elect Mrs. Julia King as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

2.E    Re-elect Mr. David Evans as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

3.     Approve the Remuneration Report for the YE 01             Mgmt          For                            For
       JUL 2007

4.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       payable to the Non-Executive Directors by way
       of the Directors' fees from AUD 1,500,000 to
       AUD 2,000,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 FAMILYMART CO.,LTD.                                                                         Agenda Number:  701570815
--------------------------------------------------------------------------------------------------------------------------
    Security:  J13398102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3802600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 FANUC LTD.                                                                                  Agenda Number:  701625418
--------------------------------------------------------------------------------------------------------------------------
    Security:  J13440102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3802400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FAURECIA SA, NANTERRE                                                                       Agenda Number:  701552932
--------------------------------------------------------------------------------------------------------------------------
    Security:  F3445A108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  FR0000121147
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements and the consolidated financial
       statements for the YE 2007

O.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY of EUR 77,154,195.96 legal reserve:
       EUR 128,097.91, retained earnings: EUR 77,026,098.05
       as by required by Law

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L. 225.38 sequence
       of the French Commercial Code and approve the
       said report and the agreements

O.4    Ratify the appointment of Ms. Isabel Marey Semper         Mgmt          For                            For
       as a Director to replace Ms. Sylvie Rucar for
       the remainder of MME Sylvie Rucar's term of
       Office, until the shareholders' meeting called
       to approve the financial statements for the
       FY 2012

O.5    Grant full powers to the bearer of an original            Mgmt          For                            For
       copy or extract of the minutes to carry out
       all filings, publications and other formalities
       prescribed by Law

E.6    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions in France
       or abroad by a maximum nominal amount of EUR
       231,765,336.00 by issuance with preferred subscription
       rights maintained, of shares or securities
       the maximum nominal amount shall not exceed
       EUR 1,000,000,000.00; [Authority expires at
       the end of 26 months]; and this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 22
       MAY 2006

E.7    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions in France
       or abroad by a maximum nominal amount of EUR
       231,765,336.00 by issuance with abolition of
       preferred subscription rights, of shares or
       any securities, the maximum nominal amount
       shall not exceed EUR 1,000,000,000.00; [Authority
       expires at the end of 26 months]; and this
       amount shall count against the overall value
       set forth in the present resolution

E.8    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole deliberations, by way of issuing
       shares reserved to employees provided that
       the maximum nominal amount that shall not exceed
       EUR 5,120,000.00 and to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires at the end of 26 months]

E.9    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 FIAT S P A                                                                                  Agenda Number:  701471598
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4210N122                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  IT0001976403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       31 MAR 2008 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       and profit allocation

2.     Appoint the Directors EX Article 2386 Civil               Mgmt          For                            For
       Code, ajournment thereof

3.     Grant authority to buy and sell own shares,               Mgmt          For                            For
       ajournment thereof

4.     Approve the Incentive Plan according to Article           Mgmt          For                            For
       114 BIS DL 58/98 ajournment thereof

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE TEXT OF THE RESOLUTON 1. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. ALSO NOTE THAT
       THE NEW CUT-OFF DATE IS 13 MAR 2008. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 FINMECCANICA SPA, ROMA                                                                      Agenda Number:  701430833
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4502J151                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  15-Jan-2008
        ISIN:  IT0003856405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the integration of the Board of Directors         Mgmt          For                            For

2.     Grant authority to repurchase and dispose own             Mgmt          For                            For
       shares [Buy-Back], inherent and consequent
       deliberations

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 JAN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF SECOND CALL DATE.  IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FINMECCANICA SPA, ROMA                                                                      Agenda Number:  701598419
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4502J151                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  IT0003856405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN THE EVENT MEETING DOES NOT            Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 JUNE 2008 AT 11:00 AM.

1.     Annual Financial Statements for the year ended            Mgmt          No vote
       31 December 2007; Reports of the Board of Directors,
       Board of Statutory Auditors and Independent
       Auditors; related resolutions.

2.     Designation of the number of members of the               Mgmt          No vote
       Board of Directors.

3.     Designation of the term of office of the Board            Mgmt          No vote
       of Directors.

       PLEASE NOTE THAT THIS MEETING HAS BEEN SET UP             Non-Voting
       WITH SPIN CONTROL AND YOU MAY ONLY VOTE FOR
       ONE OUT OF THE TWO DIRECTOR SLATES PRESENTED
       IN RESOLUTIONS 4.1 and 4.2

4.1    List presented by Mediobanca, representing 1.002%         Shr           No vote
       of Finmeccanica stock capital with voting right:
       1 Piergiorgio Alberti; 2 Richard Greco; 3 Maurizio
       De Tilla; 4 Andrea Boltho.

4.2    List presented by Ministry of Economy and Treasury        Shr           No vote
       holding 33.7% of Finmeccanica stock capital
       with voting right:  1.Mr. Pier Francesco Guarguaglini
       (Chairman); 2. Mr. Franco Bonferroni; 3. Mr.
       Dario Galli; 4. Mr. Francesco Parlato; 5. Mr.
       Nicola Squillace; 6. Mr. Riccardo Varaldo;
       7. Mr. Guido Venturoni.

5.     Appointment of the Chairman of the Board of               Mgmt          No vote
       Directors.

6.     Indication of the emoluments of the Board of              Mgmt          No vote
       Directors.




--------------------------------------------------------------------------------------------------------------------------
 FINNING INTL INC MED TERM NTS  CDS-                                                         Agenda Number:  701536964
--------------------------------------------------------------------------------------------------------------------------
    Security:  318071404                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  CA3180714048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Ricardo Bacarreza as a Director                 Mgmt          For                            For

1.2    Elect Mr. James E. C. Carter as a Director                Mgmt          For                            For

1.3    Elect Ms. Kathleen M. O'Neill as a Director               Mgmt          For                            For

1.4    Elect Mr. Conrad A. Pinette as a Director                 Mgmt          For                            For

1.5    Elect Mr. John M. Reid as a Director                      Mgmt          For                            For

1.6    Elect Mr. Andrew H. Simon, OBE as a Director              Mgmt          For                            For

1.7    Elect Mr. Bruce L. Turner as a Director                   Mgmt          For                            For

1.8    Elect Mr. Michael T. Waites as a Director                 Mgmt          For                            For

1.9    Elect Mr. Douglas W. G. Whitehead as a Director           Mgmt          For                            For

1.10   Elect Mr. John M. Willson as a Director                   Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Corporation until the
       next AGM at the remuneration to be fixed by
       the Directors of the Corporation

3.     Approve the 3 year extension of the amended               Mgmt          For                            For
       and restated Shareholder Rights Plan of the
       Corporation as specified




--------------------------------------------------------------------------------------------------------------------------
 FLETCHER BUILDING LTD                                                                       Agenda Number:  701390623
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3915B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Nov-2007
        ISIN:  NZFBUE0001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. P. Baines as a Director                      Mgmt          For                            For

2.     Re-elect Mr. D. Spring as a Director                      Mgmt          For                            For

3.     Re-elect Mr. K. Vautier as a Director                     Mgmt          For                            For

4.     Authorize the Directors to fix the fees of the            Mgmt          For                            For
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO DE CONSTRUCCIONES Y CONTRATAS S A                                                   Agenda Number:  701607674
--------------------------------------------------------------------------------------------------------------------------
    Security:  E52236143                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  ES0122060314
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 483782 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the individual and consolidated financial         Mgmt          For                            For
       statements and statutory reports for the FYE
       31 DEC 2007 and discharge the Directors

2.     Approve the allocation of income and complementary        Mgmt          For                            For
       dividends of EUR 1.07 per share; total dividend
       for 2007 amounted to EUR 2.13 per share

3.     Approve to ratify the nomination of Baldomero             Mgmt          Against                        Against
       Falcones Jaquotot to Board as the Executive
       Director for a 5 year term

4.     Appoint Mr. Nicolas Redondo Terreros to Board             Mgmt          For                            For
       as the Independent Director for a 5 year term

5.     Approve to ratify the classification of Mr.               Mgmt          For                            For
       Gonzalo Anes Alvarez De Castrillon as a Independent
       Director

6.     Approve to present the report on the modifications        Non-Voting
       in Board guidelines

7.     Approve the explanatory report in accordance              Non-Voting
       with the Article 116 bis of Spanish Securities
       Market Act

8.     Amend the Articles 37 of the Company bylaws               Mgmt          For                            For
       regarding remuneration

9.     Approve the stock option plan for the Executive           Mgmt          For                            For
       Directors and Senior Management of the Company
       in accordance with Article 130 of Spanish Corporate
       Law

10.    Authorize to repurchase shares within the limits          Mgmt          For                            For
       of the Article 75 of Spanish Corporate Law
       and authorize the Board to allocate said shares
       partially or totally to cover stock

11.    Approve the reduction in share capital in the             Mgmt          For                            For
       amount of EUR 3.26 million by amortization
       of 3.26 million treasury shares

12.    Authorize the issuance of convertible securities          Mgmt          For                            For
       up to EUR 600 million in accordance with Article
       319 of Mercantile Registry guidelines with
       the faculty of excluding preemptive rights

13.    Re-elect Deloitte SL as the Auditors for 2009             Mgmt          For                            For
       for the Company and consolidated group

14.    Authorize the Board to ratify and execute approved        Mgmt          For                            For
       resolutions

15.    Approve the minutes of the meeting                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701535847
--------------------------------------------------------------------------------------------------------------------------
    Security:  F42399109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

o.1    Receive the reports of the Supervisory Board              Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented
       earnings for the FY: EUR 276,972,766.12 accordingly
       the shareholders meeting gives permanent discharge
       to the Directors for the performance of their
       duties during the said FY

o.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors approve the consolidated financial
       statements for the said FY in the form presented
       to the meeting income for the FY : EUR 792,669,000.00

o.3    Approve the shareholders profit for the retained          Mgmt          For                            For
       earnings account following this appropriation,
       the retained earnings account will show a new
       balance of EUR 276,990,456.12 legal reserve:
       EUR 12,482,446.80 dividends EUR 217,586,989.70
       retained earnings: EUR 55,466,289.52 the general
       shareholders meeting authorizes the Executive
       Board to deduct from the account retained earnings,
       and if necessary the accounts share premiums
       of merger, contributions, required amounts
       to pay the dividend in the event that the company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account the shareholders will receive a net
       dividend of EUR 5.30 per share, and will entitle
       to the 40 % deduction provided by the French
       Tax Code this dividend will be paid on 23 MAY
       2008 the dividend deducted on the profit of
       the Company rises in EUR 45,661,650.00 the
       amount of dividend deducted on the profit of
       the Company rises in EUR 2,565,3 43.35 as required
       by law, it is reminded that for the last 3
       FY the dividends paid, were as follows: EUR
       2.64 for FY 2004 EUR 4.00 for FY 2005 EUR 2.00
       for FY 2006

o.4    Receive the report of the Auditors on agreements          Mgmt          For                            For
       governed by Article L.225.86 of the French
       Commercial Code, approve the agreements entered
       into or which remained in force during the
       FY

o.5    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired 10 % of capital maximum
       funds invested in the share buybacks: EUR 400,000,000.00
       this authorization is give n for a 18 month
       period supersedes the fraction unused of the
       authorization granted by the shareholders meeting
       of 23 JUL 2007 in its Resolution number 1 the
       shareholders meeting delegates all powers to
       the Executive Committee to take all necessary
       measures and accomplish all necessary formal

o.6    Approve and Ratify the cooptation of Societe              Mgmt          For                            For
       Batipart Immobilier as a Member Supervisory
       Board until the shareholders meeting called
       to the financial statements for the FY 31 DEC
       2012

o.7    Appoint Mr. Leo Nardo Del Vecchio as a Member             Mgmt          Against                        Against
       of the Supervisory Board for a 6 year period

o.8    Appoint Mr. Ser Gio Erede as a Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.9    Approve the shareholders meeting delegates to             Mgmt          For                            For
       the Executive Committee the necessary powers
       to increase the capital, on one or more occasions,
       in france or abroad, by a maximum nominal amount
       of EUR 5,000,000.00, by issuance, with deletion
       subscription rights maintained, of share and
       debt securities the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 100,000,000.00 this authorization
       is granted for a 26 month period this a mount
       shall count against the overall value set forth
       in resolution number 32 the shareholders meeting
       decides to cancel the shareholders preferential
       subscription rights the shareholders meeting
       delegates all powers to the executive committee
       to take all necessary measures and accomplish
       all necessary formalities

E.10   Approve that the shareholders' meeting resolves           Mgmt          For                            For
       that the executive committee may decide to
       increase the number of securities to be issued
       in the event of a capital increase with or
       without preferential subscription right of
       shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15 % of the initial issue this delegation is
       granted for a 26 month period

E.11   Approve the shareholders meeting delegates to             Mgmt          For                            For
       the Executive Committee all powers to grant,
       in one or more transactions, to beneficiaries
       to be chosen by it options giving the right
       either to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 615,812 share the
       present authorization is granted for a 26 month
       period the shareholders meeting decides to
       cancel the shareholders preferential subscription
       rights this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders meeting of 04 MAY 2007 in its
       resolution number 35 the shareholders meeting
       delegates all powers t o the executive committee
       to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital on one or more occasions,
       at its sole discretion in favour of employees
       and corporate officers of the company who are
       Members of a Company savings plan this delegation
       is given for a 26 month period and for a nominal
       amount that shall not exceed EUR 500,000.00
       this amount not shall count against the overall
       value the share holders meeting decides to
       cancel the shareholders preferential subscription
       rights in favour of members this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 04 MAY
       2007 in its resolution number 36 the shareholders
       meeting delegates all powers to the executive
       committee to take all necessary measures and
       accomplish all necessary formalities

E.13   Authorize the Executive Committee to grant for            Mgmt          For                            For
       free, on one or more occasions existing or
       future shares, in favour of the employees or
       the corporate officers of the company and related
       companies they may not represent more than
       10 % of the share capital the present delegation
       is given for a 38 month period this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 04 MAY
       2007 in its resolution number 37 the shareholders
       meeting delegates all powers to the executive
       committee to take all necessary measures and
       accomplish all necessary formalities

E.14   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the company in
       connection with a stock repurchase plan, up
       to a maximum of 10 % of the share capital over
       a 24 month period this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 23 JUL 2007
       in its resolution number 4 the shareholders
       meeting delegates all powers to the executive
       committee t o take all necessary measures and
       accomplish all necessary formalities

E.15   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 FONDIARIA - SAI SPA, FIRENZE                                                                Agenda Number:  701497946
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4689Q101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001463071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       of the Board of Directors, the Auditors and
       the Audit firm report, adjournment thereof

O.2    Appoint an Alternate Auditor                              Mgmt          For                            For

O.3    Approve the resolutions on own shares                     Mgmt          For                            For

O.4    Approve the resolutions in conformity with the            Mgmt          For                            For
       Article 2359-BIS Civil Code

E.1    Approve the reduction of share capital and amend          Mgmt          For                            For
       Article 5 of Corporate By-Laws, adjournment
       thereof

E.2    Amend Articles 3 and 24 of Corporate By-Laws,             Mgmt          For                            For
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV                                                                                Agenda Number:  701533095
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4399L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting

2.1.1  Discussion of the annual report on the FY 2007            Non-Voting

2.1.2  Discussion of the consolidated annual accounts            Non-Voting
       for the FY 2007

2.1.3  Approve the discussion and proposal to adopt              Mgmt          Abstain                        Against
       the statutory annual accounts of the Company
       for the FY 2007

2.2.1  Comments on the dividend policy                           Non-Voting

2.2.2  Approve the proposal to adopt a gross dividend            Mgmt          For                            For
       for the 2007 FY of EUR 1.176 Fortis Unit, as
       an interim dividend of EUR 0.70, equal to EUR
       0.586 after adjustment with a coefficient of
       0.83715, was paid in SEP 2007, the proposed
       final dividend amounts to EUR 0.59 per Fortis
       Units and will be payable as from 27 MAY 2008

2.3    Approve the discharge to the Members of the               Mgmt          For                            For
       Board of Directors for the FY 2007

3.     Comments on Forti's governance relating to the            Non-Voting
       reference codes and the applicable provisions
       regarding corporate governance

4.1.1  Re-elect Mr. Count Maurice Lippens for a period           Mgmt          For                            For
       of 4 years, until the close of the AGM of shareholders
       2012

4.1.2  Re-elect Mr. Jacques Manardo for a period of              Mgmt          For                            For
       3 years, until the close of the AGM of shareholders
       2011

4.1.3  Re-elect Mr. Rana Talwar for a period of 3 years,         Mgmt          For                            For
       until the close of the AGM of shareholders
       2011

4.1.4  Re-elect Mr. Jean-Paul Vorton for a period of             Mgmt          For                            For
       3 years, until the close of the AGM of shareholders
       2011

4.2    Appoint Mr. Louis Cheung Chi Yan for a period             Mgmt          For                            For
       of 3 years, until the close of the AGM of shareholders
       2011

4.3    Approve to renew the mission of KPMG Accountants          Mgmt          Against                        Against
       N.V as accountants of the Company for the FY
       2009, 2010 and 2011, to audit the annual accounts

5.     Authorize the Board of Directors for a period             Mgmt          For                            For
       of 18 months, to acquire Fortis Units, in which
       own fully paid twinned shares of Fortis NY
       are included, up to the maximum number permitted
       by the Civil Code, Book 2, Article 98 paragraph
       2 and this: a) through all agreements, including
       transactions on the stock exchange and private
       transactions at a price equal to the average
       of the closing prices of the Fortis Unit on
       Euronext Brussels and Euronext Amsterdam on
       the day immediately preceding the acquisition,
       plus a maximum of fifteen percent (15%) or
       less a maximum ollifteen percent (15%), or
       b) by means of stock lending agreements under
       terms and conditions that comply with common
       market practice for the number of Fortis Units
       from time to time to be borrowed by Fortis
       NY

6.1    Amend the Article 3 of the Articles of Association        Mgmt          Abstain                        Against
       [as specified]

6.2    Amend the Article 8 of the Articles of Association        Mgmt          Against                        Against
       [as specified]; the authorized capital of the
       Company shall amount to [EUR 2,007,600,000]
       divided into (1,820,000,000) Preference Shares,
       each with a nominal vaiue of [EUR 0.42); and
       [2,960,000,000] Twinned Shares, each with a
       nominal value of [EUR 0.42]

6.3    Authorize any or all members of the Board of              Mgmt          For                            For
       Directors as well as any and all Civil-Law
       notaries, associates and paralegals practising
       with De Brauw Blackstone Westbroek to draw
       up the draft of the required Notarial deed
       of amendment to the Articles of Association,
       to apply for the required ministerial declaration
       of no-objection, as well as to execute the
       Notarial Deed of amendment to the Articles
       of Association

7.     Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV                                                                                Agenda Number:  701534946
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4399L102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MID:             Non-Voting
       463592 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening                                                   Non-Voting

2.1.1  Discussion of the annual report on the FY 2007            Non-Voting

2.1.2  Discussion of the consolidated annual accounts            Non-Voting
       for the FY 2007

2.1.3  Approve the discussion and proposal to adopt              Mgmt          For                            For
       the statutory annual accounts of the Company
       for the FY 2007

2.1.4  Approve the profit appropriation of the Company           Mgmt          For                            For
       for the FY 2006

2.2.1  Comments on the dividend policy                           Non-Voting

2.2.2  Approve the proposal to adopt a gross dividend            Mgmt          Abstain                        Against
       for the 2007 FY of EUR 1.176 Fortis Unit, as
       an interim dividend of EUR 0.70, equal to EUR
       0.586 after adjustment with a coefficient of
       0.83715, was paid in SEP 2007, the proposed
       final dividend amounts to EUR 0.59 per Fortis
       Units and will be payable as from 27 MAY 2008

2.3.1  Approve to discharge the Members of the Board             Mgmt          For                            For
       of Directors for the FY 2007

2.3.2  Approve to discharge the Auditor for the FY               Mgmt          For                            For
       2007

3.     Comments on Fortis' governance relating to the            Non-Voting
       reference codes and the applicable provisions
       regarding  corporate governance

4.1.1  Re-elect Mr. Count Maurice Lippens for a period           Mgmt          For                            For
       of 4 years, until the close of the  OGM of
       shareholders 2012

4.1.2  Re-elect Mr. Jacques Manardo for a period of              Mgmt          For                            For
       4 years, until the close of the  OGM of shareholders
       2012

4.1.3  Re-elect Mr. Rana Talwar for a period of 4 years,         Mgmt          For                            For
       until the close of the  OGM of shareholders
       2012

4.1.4  Re-elect Mr. Jean-Paul Vorton for a period of             Mgmt          For                            For
       4 years, until the close of the  OGM of shareholders
       2012

4.2    Appoint Mr. Louis Cheng Chi Yan for a period              Mgmt          For                            For
       of 3 years, until the close of the  OGM of
       shareholders 2012

4.3    Appoint KPMG as the statutory auditor of the              Mgmt          Against                        Against
       Company for the period of 3 years for the FY
       2009,2010 and 2011 and approve to set their
       remuneration at an annual amount of EUR 396,950,
       the Company KPMG will be represented by Mr.
       Olivier Michel Lange     Approve the proposal
       to renew the mission of KPMG Accountants N.V
       as accountant of the Company for the financial
       years 2009, 2010 and 2011, to audit the annual
       accounts

E.5.1  Authorize the Board of Directors of the Company           Mgmt          For                            For
       and the Board of its Direct subsidiaries for
       a period of 18 months, starting after the end
       of the general meeting which will deliberate
       this point, to acquire Fortis Units, in which
       twinned Fortis SA/NV shares are incorporate,
       up to the maximum number authorized by Article
       620 paragraph 1,2 of the Companies' Code, for
       exchange values equivalent to the average of
       the closing prices of the Fortis Unit on Euronext
       Brussels and Euronext Amsterdam on the day
       immediately preceding the acquisition, plus
       a maximum of 15% or minus a maximum of 15%

E.5.2  Authorize the Board of Directors of the Company           Mgmt          For                            For
       and the Boards of its Direct Subsidiaries for
       a period of 18 months starting after the end
       of the general meeting which will deliberate
       this point, to dispose of Fortis Units, in
       which twinned Fortis SA/NV shares are incorporated,
       under the conditions it will determine

E.6.1  Receive the report communication of the special           Non-Voting
       report by the Board of Directors on the use
       and purpose of the authorized capital prepared
       in accordance with Article 604 of the Belgian
       Companies Code

E62.1  Amend Article 9 Articles of Association as specified      Mgmt          Against                        Against

E62.2  Approve to replace in paragraph c) the word               Mgmt          For                            For
       'authorizations' with the word 'authorization'
       and to cancel paragraph b) and to change as
       a consequence the paragraphs c) and d) to b)
       and c), shareholders may to that effect use
       the enclosed form

7.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORTUM CORPORATION, ESPOO                                                                   Agenda Number:  701464442
--------------------------------------------------------------------------------------------------------------------------
    Security:  X2978Z118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  FI0009007132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.35 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

1.5    Approve the remuneration of the Board Members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.7    Approve the number of the Supervisory Board               Mgmt          For                            For

1.8    Approve the number of the Board Members                   Mgmt          For                            For

1.9    Elect the Supervisory Board                               Mgmt          For                            For

1.10   Elect the Board Members                                   Mgmt          For                            For

1.11   Elect the Auditor[s]                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

4.     Appoint a Nomination Committee                            Mgmt          For                            For

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       Approve to abolish the Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 FOSTERS GROUP LTD                                                                           Agenda Number:  701368498
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3944W187                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  AU000000FGL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report and the reports              Non-Voting
       of the Directors and the Auditors for the FYE
       30 JUN 2007

1.     Re-elect Mr. David A. Crawford as a Director,             Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution

2.     Re-elect Mr. Colin B. Carter as a Director,               Mgmt          Against                        Against
       who retires in accordance with the Company's
       Constitution

3.     Re-elect Mr. Ian D. Johnston as a Director,               Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

4.     Approve to increase the total amount of Directors'        Mgmt          For                            For
       fees that may be received by the Company's
       Non-executive Directors from AUD 1,500,000
       to AUD 1,750,000 per FY, such amount to be
       inclusive of superannuation guarantee charge
       contributions

5.     Authorize the Board of Directors: a) to establish         Mgmt          For                            For
       a new employee share plan to be called the
       Foster's Restricted Share Plan, as specified,
       among other things, the Directors: i) to direct
       that a specified portion of the appropriate
       bonus or incentive payment to which an employee
       may become entitled shall be received in the
       form of shares issued or acquired pursuant
       to the Foster's Restricted Share Plan [and
       that the appropriate bonus or incentive payment
       be directed to the Foster's Restricted Share
       Plan accordingly], or ii) to offer shares to
       selected employees on terms to be specified
       by the Directors consistent with the rules
       of the Plan, b) to implement the Foster's Restricted
       Share Plan: i) in Australia, and ii) in other
       countries in which employees are resident,
       with such modifications as are considered appropriate
       by the Directors to adapt to local conditions
       [whether as a result of local Laws, regulations,
       tax concessions or otherwise] where it is inefficient
       or uneconomical to implement the Foster's Restricted
       Share Plan without modification, and c) to
       make offers under the Foster's Restricted Share
       Plan and to satisfy those offers with shares
       acquired on the Australian Securities Exchange
       or issues of new shares, such issues to be
       approved as an exception to ASX Listing Rule
       7.1

6.     Adopt the remuneration report required by Section         Mgmt          For                            For
       300A of the Corporations Act, as contained
       in the Directors' report of the Company, for
       the YE 30 JUN 2007

7.     Approve the acquisition of rights by Mr. Trevor           Mgmt          For                            For
       L. O'Hoy, Chief Executive Officer of the Company,
       under the Foster's Long Term Incentive Plan
       ['LTIP'] for the 2007/2008 FY in respect of
       up to a maximum of 410,800 ordinary shares
       in the Company, subject to the attainment of
       the relevant performance standards prescribed
       under the LTIP




--------------------------------------------------------------------------------------------------------------------------
 FOSUN INTERNATIONAL LTD                                                                     Agenda Number:  701565446
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2618Y108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  HK0656038673
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       of the Company and the reports of the Directors
       and Auditors for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.i    Re-elect Mr. Guo Guangchang as a Director                 Mgmt          Against                        Against

3.ii   Re-elect Mr. Ding Guoqi as a Director                     Mgmt          Against                        Against

3.iii  Re-elect Mr. Qin Xuetang as a Director                    Mgmt          Against                        Against

3.iv   Re-elect Mr. Wu Ping as a Director                        Mgmt          Against                        Against

3.v    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors, to purchase its shares,          Mgmt          For                            For
       subject to and in accordance with the applicable
       laws, and the total nominal amount of shares
       of the Company to be purchased pursuant this
       resolution shall not exceed 10% of the total
       nominal amount of the share capital of the
       Company in issue on the date of passing of
       this resolution and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with authorized and unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise in this resolution and
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors during the
       relevant period, otherwise than pursuant to
       i) a Rights Issue [as specified] ii) the exercise
       of options under a share option scheme of the
       Company; and iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the issued share capital of the Company
       on the date of the passing of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

7.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 5 and 6, to extend the general
       mandate referred to in the Resolution 6, by
       the addition to the aggregate nominal amount
       of shares which may be allotted and issued
       or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       shares purchased by the Company pursuant to
       the mandate referred to in the Resolution 5
       of the Notice, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       on the date of the passing of this resolution

S.8    Amend the Clause 5 of the Memorandum of Association       Mgmt          For                            For
       and Article 4, 33, 106, 111, 114 and 132 of
       the Article Association of the Company, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701405688
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework materials and components
       supply agreement [the Supplemental Purchase
       Agreement] dated 24 OCT 2007 entered into among
       the Company, Hon Hai Precision Industry Company
       Limited [Hon Hai], Innolux Display Corporation
       [Innolux] and Foxconn Technology Company Limited
       [Foxconn Technology] in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the framework materials and components
       supply agreement entered into among the Company,
       Hon Hai, Innolux and Foxconn Technology on
       19 JAN 2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Purchase Agreement [the Purchase Transaction]
       in all respects; the annual caps as specified
       in respect of the Purchase Transaction for
       the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Supplemental Purchase Agreement and/or
       the Purchase Transaction

2.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework product sales agreement
       [the Supplemental Product Sales Agreement]
       dated 24 OCT 2007 entered into among the Company,
       Hon Hai and Innolux; the transactions from
       01 JAN 2008 to 31 DEC 2010 [the Product Sales
       Transaction] contemplated under the framework
       product sales agreement entered into among
       the Company, Hon Hai and Innolux on 18 JAN
       2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Product Sales Agreement; the annual caps as
       specified in respect of the Product Sales Transaction
       for the three years ending 31 DEC 2010; and
       authorize any 1Director of the Company, or
       any 2 Directors of the Company if affixation
       of the Company's common seal is necessary,
       to execute all such other documents, instruments
       or agreements and to do all such acts or things
       which he may in his discretion consider necessary
       or incidental in connection with the matters
       contemplated under the Supplemental Product
       Sales Agreement and/or the Product Sales Transaction

3.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to general services agreement [the
       Supplemental General Services Expense Agreement]
       dated 24 OCT 2007 entered into between the
       Company and Hon Hai in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the general services agreement entered
       into between the Company and Hon Hai on 18
       JAN 2005 [as amended by a supplemental agreement
       dated 12 JAN 2006 between the same parties]
       and to be further amended by the Supplemental
       General Services Expense Agreement [the General
       Services Expense Transaction]; the annual caps
       as specified in respect of the General Services
       Expense Transaction for the three years ending
       31 DEC 2010; and authorize any 1 Director of
       the Company, or any 2 Directors of the Company
       if affixation of the Company's common seal
       is necessary, to execute all such other documents,
       instruments or agreements and to do all such
       acts or things which he may in his discretion
       consider necessary or incidental in connection
       with the matters contemplated under the Supplemental
       General Services Expense Agreement and/or the
       General Services Expense Transaction

4.     Approve the terms of and the transactions [the            Mgmt          For                            For
       Consolidated Services and Sub-contracting Expense
       Transaction] contemplated under the framework
       consolidated services and sub-contracting agreement
       dated 24 October 2007 [the Consolidated Services
       and Sub-contracting Expense Agreement] entered
       into among the Company, Hon Hai, PCE Industry
       Inc and Sutech Industry Inc; the annual caps
       as specified in respect of the Consolidated
       Services and Sub-contracting Expense Transaction
       for the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Consolidated Services and Sub-contracting
       Expense Agreement and/or the Consolidated Services
       and Sub-contracting Expense Transaction




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701568086
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries for the YE 31 DEC 2007 together
       with the reports of the Directors and the Independent
       Auditor thereon

2.i    Re-elect Mr. Lau Siu Ki as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.ii   Re-elect Mr. Mao Yu Lang as a Director and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

2.iii  Re-elect Dr. Daniel Joseph Mehan as a Director            Mgmt          For                            For
       and authorize the Board of Directors of the
       Company to fix his remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares of the Company [shares], subject to
       and in accordance with the applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [Listing Rules], not exceed
       10% of the total nominal amount of the share
       capital of the Company in issue on the date
       of passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Memorandum and Articles of
       Association or any applicable laws of the Cayman
       Islands to be held]

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements, options [including
       bonds, warrants and debenture or other securities
       convertible into shares] and rights of exchange
       or conversion which would or might require
       the exercise of such power, subject to and
       in accordance with all applicable Laws and
       requirements of the Listing Rules, otherwise
       than pursuant to: i) a Rights Issue; or ii)
       any option scheme or similar arrangement for
       the time being adopted for the granting or
       issuance of Shares or rights to acquire Shares;
       or iii) any scrip dividend scheme or similar
       arrangement providing for the allotment of
       Shares in lieu of the whole or part of a dividend
       on shares in accordance with the Articles of
       Association of the Company, not exceed 20%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Memorandum and Articles of Association
       or any applicable laws of the Cayman Islands
       to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       4 and 5, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       any additional shares pursuant to Resolution
       5 by the addition thereto of the total nominal
       amount of shares which may be purchased by
       the Company under authority granted pursuant
       to Resolution 4, such amount of shares so purchased
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution

7.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with additional shares under the Share
       Scheme adopted by the Company on 12 JAN 2005
       [as amended from time to time]; the aggregate
       nominal amount of additional shares allotted,
       issued or dealt with, by the Directors pursuant
       to the approval in this resolution, not exceed
       the aggregate of 2% of the total nominal amount
       of the share capital of the Company in issue
       on the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by its Memorandum and
       Articles of Association or any applicable laws
       of the Cayman Islands to be held]




--------------------------------------------------------------------------------------------------------------------------
 FRANCE TELECOM SA, PARIS                                                                    Agenda Number:  701531849
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4113C103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  FR0000133308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.  The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented, showing income of EUR 7,330,505,340.29;
       accordingly, grant permanent discharge to the
       Members of the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve to deduct from the income for the FY              Mgmt          For                            For
       [of 7,330,505,340.29] a sum of 3,070,312.40
       to appropriate it to the legal reserve, 1,045,739,564.40
       it notes that the distributable income, after
       allocation of EUR 3,070,312.40 to the legal
       reserve and considering the credit retained
       earnings of EUR 8,512,649,858.16, is of EUR
       15,840,084,886.05; receive a net dividend of
       EUR 1.30 per share, and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 03 JUN 2008;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities in the event that the Company would
       hold some of its own shares on such date, so
       that the amount of the unpaid dividend on such
       shares be allocated to the retained earnings;
       as required by law, it is reminded that for
       the last 3 FYs, the dividends paid, were as
       follows: EUR 048 for FY 2004 entitled to the
       50% deduction provided by the French Tax Code
       EUR 1.00 for FY 2005, entitled to the 40% deduction
       provided by the French Tax Code, EUR 1.20 for
       FY 2006, entitled to the 40% deduction provided
       by the French Tax Code

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into and authorized during previous
       FYs

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42 of
       the French Commercial Code, and approve the
       agreement in favor of Mr. Didier Lombard

O.6    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 40.00, maximum number of
       shares to be acquired: 10% of the share capital,
       i.e. 261,434,891 shares on 31 DEC 2008, maximum
       funds invested in the share buybacks: EUR 10,457,395,644.00;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital; to cancel,
       effective immediately, for the unused portion
       thereof, the authority granted by resolution
       NR. 5 of the combined shareholders' meeting
       of 21 MAY 2007; to take all necessary measures
       and accomplish all necessary formalities[Authority
       expires at the end of 18 month period]

O.7    Ratify the cooptation of Mr. Charles Henri Filippi        Mgmt          For                            For
       as a Director, to replace Mr. Stephane Richard
       who resigned

O.8    Ratify the cooptation of Mr. Jose Luis Duran              Mgmt          For                            For
       as a Director, to replace Mr. Arnaud Lagardere
       who resigned

O.9    Appoint Mr. Charles Henri Filippi as a Director,          Mgmt          For                            For
       for the term of office period set forth in
       Article Nr. 13 of the By-Laws year

O.10   Appoint Mr. Jose Luis Duran as a Director, for            Mgmt          For                            For
       the term of office period set forth in Article
       Nr. 13 of the By-laws year period

O.11   Approve to award total annual fees of EUR 600,000.00      Mgmt          For                            For
       to the Members of the Board of Directors

E.12   Amend the Article Nr. 13 of the By-Laws                   Mgmt          For                            For

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 80,000,000.00, by issuance, with cancellation
       of preferential subscription rights, of ordinary
       shares to be subscribed whether in cash or
       by the offsetting of debts; this amount shall
       count against the ceiling set forth in Resolution
       Nr. 17 of the combined shareholders' meeting
       of 21 MAY 2007; to cancel the shareholders'
       preferential subscription rights in favor of
       the holders of options giving the right to
       subscribe for shares or, of shares of Orange
       Sa, having signed a liquidity contract with
       the Company; to cancel effective immediately,
       for the unused portion thereof, the authority
       granted by resolution Nr. 5 of the combined
       shareholders' meeting of 21 MAY 2007;to take
       all necessary measures and accomplish all necessary
       formalities[Authority expires at the end of
       18 month period]

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 1,000,000.00 by issuance, with cancellation
       of preferential subscription rights, and allocation
       free of charge, of liquidity instruments options
       [ILO]: warrants giving the right to be paid
       in cash and, or to ordinary existing shares
       and, or to be issued; this amount shall count
       against the overall value set forth in Resolution
       Nr. 16 of the combined shareholders' meeting
       of 21 MAY 2007; to cancel, effective immediately,
       for the unused portion thereof, the authority
       granted by Resolution Nr. 16 of the combined
       shareholders' meeting of 21 MAY 2007 to cancel
       the shareholders' preferential subscription
       rights in favour of holders of options giving
       right to subscribe to shares of orange S.A
       having signed a liquidity contract with the
       Company and to take all necessary measures
       and accomplish all necessary formalities[Authority
       expires at the end of 18 month period]

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, by way of issuing ordinary
       shares or securities, in favor of employees
       and former employees who are Members of a savings
       plan of the Group France Telecom or by the
       allocation free of charge, of ordinary existing
       or future shares of the Company; the ceiling
       of the nominal amount of capital increase of
       France Telecom resulting from the issues carried
       out by virtue of the present delegation is
       set at EUR 500,000,000.00 [ this ceiling is
       different from the ceilings of capital increase
       carried out by way of issuing ordinary shares
       or securities authorized by resolutions Nr.
       8 to 14 of the combined shareholders' meeting
       of 21 MAY 2007 and the previous resolutions
       Nr. 13 and 14; the ceiling of the nominal amount
       of capital increases of France Telecom resulting
       from the issues carried out by virtue of the
       present delegation, by capitalizing reserves,
       profits or premiums is set at EUR 500,000,000.00
       [this ceiling is different from the ceiling
       set forth in resolution Nr. 19 of the combined
       shareholders' meeting of 21 MAY 2007]; to cancel
       the shareholders' preferential subscription
       rights in favor of beneficiaries aforementioned;
       Approve to cancel effective immediately, for
       the unused portion thereof, the authority granted
       by resolution Nr. 21 of the combined shareholders'
       meeting of 21 MAY 2007to take all necessary
       measures and accomplish all necessary formalities[Authority expires at the end of 18 month period]

E.16   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; Approve to cancel, effective immediately,
       for the unused portion thereof, the authority
       granted by resolution Nr. 22 of the combined
       shareholders' meeting of 21 MAY 2007 [Authority
       expires at the end of 18 month period]

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 FRAPORT AG FRANKFURT AIRPORT SERVICES WORLDWIDE, FRANKFURT AM MAIN                          Agenda Number:  701544795
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3856U108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  DE0005773303
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 07 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 105,305,065.30 as follows: payment
       of a dividend of EUR 1.15 per share EUR 117,926.75
       shall be carried for ward ex-dividend and payable
       date: 29 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG, Frankfurt

6.a    Elect Mr. Manfred Bischoff to the Supervisory             Mgmt          For                            For
       Board

6.b    Elect Mr. Joerg-Uwe Hahn to the Supervisory               Mgmt          Against                        Against
       Board

6.c    Elect Mr. Lothar Klemm to the Supervisory Board           Mgmt          Against                        Against

6.d    Elect Mr. Wolfgang Mayrhuber to the Supervisory           Mgmt          Against                        Against
       Board

6.e    Elect Mr. Klaus-Peter Mueller to the Supervisory          Mgmt          For                            For
       Board

6.f    Elect Mr. Matthias Von Randow to the Supervisory          Mgmt          Against                        Against
       Board

6.g    Elect Ms. Petra Roth to the Supervisory Board             Mgmt          Against                        Against

6.h    Elect Mr. Lutz Sikorski to the Supervisory Board          Mgmt          Against                        Against

6.i    Elect Mr. Christian Strenger to the Supervisory           Mgmt          For                            For
       Board

6.j    Elect Mr. Karlheinz Weimar to the Supervisory             Mgmt          Against                        Against
       Board

7.     Amendment to Section 2 of the Articles of Association     Mgmt          For                            For
       the object of the Company shall be expanded
       to include infrastructure facilities and real
       property

8.     Amendment to Section 9 of the Articles of Association     Mgmt          For                            For
       the Supervisory Board shall be entitled to
       use electronic means of communication to facilitate
       voting on resolutions

9.     Resolution on the adjustment of the 2005 Management       Mgmt          For                            For
       Stock Option Plan, and the corresponding amendments
       to the Articles of Association the composition
       of the equity and index basket used to determine
       the profit target shall be amended

10.    Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 3 % of its share capital, at prices not
       deviating more than 10 % from the market price
       of the shares, on or before 27 NOV 2009; the
       Company shall be authorized to use the shares
       within the scope of the 2005 Management Stock
       Option Plan, and as partial remuneration for
       Members of the Board of Managing Directors

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 FRASER & NEAVE LTD                                                                          Agenda Number:  701441052
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2642C155                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  SG1T58930911
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and audited financial statements of the YE
       30 SEP 2007

2.     Approve a final tax-exempt [one-tier] dividend            Mgmt          For                            For
       of 8.5 cents per share in respect of the YE
       30 SEP 2007

3.a    Re-appoint Mr. Lee Hsien Yang as a Director               Mgmt          For                            For
       of the Company

3.b    Re-appoint Mr. Timothy Chia Chee Ming as a Director       Mgmt          For                            For
       of the Company, who retires by rotation

4.     Approve the Directors' fees of SGD 2,525,000              Mgmt          Against                        Against
       payable by the Company for the YE 30 SEP 2008

5.     Re-appoint the Auditors for the ensuing year              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Appoint Mr. Soon Tik Koon as a Director of the            Mgmt          For                            For
       Company

7.     Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights or bonus;
       and/or ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, on a pro rata basis to shareholders
       of the Company at any time and upon such terms
       and condition and for such purposes as the
       Directors may in their absolute discretion
       deem fit; and b) [notwithstanding the authority
       confirmed by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this resolution was in force, provide
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution outstanding
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution
       does not exceed 50% of the issued shares in
       the capital of the Company [as specified];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited ['SGX-ST'] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph(1),
       the percentage of issued shares shall be based
       on the number of issued shares in the capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force, [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association of the Company; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company on the date by which the next
       AGM of the Company is required by law to be
       held]

8.     Authorize the Directors to allot and issue from           Mgmt          For                            For
       time to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options under the
       Fraser and Neave, Limited Executives' Share
       Option Scheme

9.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Fraser
       and Neave, Limited Executives' Share Option
       Scheme 1999 [the 1999 Scheme] and to allot
       and issue such shares as may be issued pursuant
       to the exercise of options under the 1999 Scheme,
       provided always that the aggregate number of
       shares to be issued pursuant to the 1999 Scheme
       shall not exceed 15% of the issued share capital
       of the Company from time to time

10.    Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS MED CARE AKTIENGESELLSCHAFT                                                       Agenda Number:  701576689
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2734Z107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  DE0005785802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 29 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Mgmt          Abstain                        Against
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code, and approval
       of the financial statements for the 2007 FY

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 668,683,462.20 as follows: payment
       of a dividend of EUR 0.54 per ordinary share
       and EUR 0.56 per preferred share EUR 508,462,978.66
       shall be carried forward ex-dividend and payable
       date: 21 MAY 2008

3.     Ratification of the acts of the general partner           Mgmt          For                            For

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board; Dr. Gerd Krick, Dr. Dieter Schenk, Prof.
       Dr. Bernd Fahrholz, Dr. Walter L. Weisman,
       Mr.  John Gerhard Kringel and Mr. William P.
       Johnston

5.     Appointment of the Auditors for the 2008 FY.:             Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Frankfurt




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS SE, BAD HOMBURG                                                                   Agenda Number:  701532372
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27348123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005785604
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 103,255,994.28 as follows: payment
       of a dividend of EUR 0.66 per ordinary share
       payment of a dividend of EUR 0.67 per preference
       share EUR 71,422.23 shall be carried forward
       ex-dividend and payable date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors of Fresenius AG and of the Board
       of Managing Directors of Fresenius SE

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board of Fresenius AG and of Board of Managing
       Directors of Fresenius SE

5.a.1  Elections to the Supervisory Board: Shareholder           Mgmt          For                            For
       Representatives: Mr. Roland Berger

5.a.2  Elections to the Supervisory Board: Shareholder           Mgmt          For                            For
       Representatives: Mr. Gerd Krick

5.a.3  Elections to the Supervisory Board: Shareholder           Mgmt          For                            For
       Representatives: Mr. Klaus-Peter Mueller

5.a.4  Elections to the Supervisory Board: Shareholder           Mgmt          For                            For
       Representatives: Mr. Gerhard Rupprecht

5.a.5  Elections to the Supervisory Board: Shareholder           Mgmt          For                            For
       Representatives: Mr. Dieter Schenk

5.a.6  Elections to the Supervisory Board: Shareholder           Mgmt          For                            For
       Representatives: Mr. Karl Schneider

5.b.1  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives: Mr. Dario Anselmo Ilossi

5.b.2  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives: Mr. Konrad Koelbl

5.b.3  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives: Mr. Wilhelm Sachs

5.b.4  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives: Mr. Stefan Schubert

5.b.5  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives: Mr. Rainer Stein

5.b.6  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives: Mr. Niko Stumpfoegger

5.b.7  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives and as their substitutes: Mr.
       Barbara Glos

5.b.8  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives and as their substitutes: Mr.
       Christa Hecht

5.b.9  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives and as their substitutes: Mr.
       Heimo Messerschmidt

5.b10  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives and as their substitutes: Mr.
       Loris Reani

5.b11  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives and as their substitutes: Mr.
       Sabine Schaake

5.b12  Elections to the Supervisory Board: Employee              Mgmt          For                            For
       Representatives and as their substitutes: Mr.
       Birgit Schade

6.     Approval of the remuneration for the first Supervisory    Mgmt          For                            For
       Board of Fresenius SE the Members of the Supervisory
       Board shall be remunerated as specified in
       Section 14 of the Article of Association

7.     Appointment of Auditors for the 2008 FY: KPMG,            Mgmt          For                            For
       Frankfurt

8.     Resolution on the authorization to grant Stock            Mgmt          For                            For
       Options [2008 Stock Option Program], the creation
       of new contingent capital, and the correspondence
       amendments to the Article of Association the
       Company shall be authorized to grant up to
       6,200,000 stock options to Executives and Managers
       of the Company and affiliated companies, on
       or before 20 MAY 2013, the share capital shall
       be increased accordingly by up to EUR 3,100,000
       through the issue of up to 3,100,000 ordinary
       shares, and by up to another EUR 3,100,000
       through the issue of up to 3,100,000 preference
       shares, insofar as stock options are exercised

9.     Resolution on the adjustment of the existing              Mgmt          For                            For
       stock option programs the previously issued
       stock options and convertible bonds may be
       exercised at any time outside the blocking
       periods, insofar as the corresponding conditions
       are fulfilled

10.    Separate resolution of the preference shareholders        Non-Voting
       on the Stock Option Program and the contingent
       capital as per Item 8

11.    Separate resolution of the preference shareholders        Non-Voting
       on the adjustment of the Stock Option Programs
       as per Item 9

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS SE, BAD HOMBURG                                                                   Agenda Number:  701530544
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005785638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 103,255,994.28 as follows: payment
       of a dividend of EUR 0.66 per ordinary share
       payment of a dividend of EUR 0.67 per preference
       share EUR 71,422.23 shall be carried forward
       ex-dividend and payable date: 22 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Non-Voting
       Directors of Fresenius Ag and of the Board
       of Managing Directors of fre-senius SE

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board of Fresenius Ag and o f the Board of
       Managing Directors of fresenius SE

5.a 1  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Prof. Dr. H. C. Roland Berger

5.A 2  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerd Krick

5.A 3  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Mr. Klaus-Peter Mueller

5.A 4  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerhard Rupprecht

5.A 5  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Dieter Schenk

5.A 6  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Karl Schneider

5.B 1  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Dario Anselmo Ilosi

5.B 2  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Konrad Koelbl

5.B 3  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Wilhelm Sachs

5.B 4  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Stefan Schubert

5.B 5  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Rainer Stein

5.B 6  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Niko Stumpfoegger

5.B 7  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Barbara Glos

5.B 8  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Christa Hecht

5.B 9  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Heimo Messerschmidt

5.B10  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Loris Reani

5.B11  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Sabine Schaake

5.B12  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Birgit Schade

6.     Approval of the remuneration for the first Supervisory    Non-Voting
       Board of fresenius se the Members of the Supervisory
       Board shall be remunerated as specified in
       Section 14 of the Articles of Association

7.     Appointment of Auditors for the 2008 FY: KPMG,            Non-Voting
       Frankfurt

8.     Resolution on the authorization to Grant Stock            Non-Voting
       Options (2008 stock option program), the creation
       of new contingent capital, and the corresp.
       amendments to the Articles of Association the
       company shall be authorized to grant up to
       6,200,000 stock options to executives and Managers
       of the Company and affiliated Companies, on
       or before 20 MAY 2013; the share capital shall
       be increased accordingly by up to EUR 3,100,000
       through the issue of up to 3,100,000 ordinary
       shares, and by up to another EUR 3,100,000
       through the issue of up to 3,100,000 preference
       shares, insofar as stock options are exercised

9.     Resolution on the adjustment of the existing              Non-Voting
       stock option programs the previously issued
       stock options and convertible bonds may be
       exercised at any time out-side the blocking
       periods, insofar as the corresponding conditions
       are fulfilled

10.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the stock option program and the contingent
       capital as per item 8

11.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the adjustment of the stock option programs
       as per item 9

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 FRIENDS PROVIDENT P L C                                                                     Agenda Number:  701555154
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6083W109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  GB0030559776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the accounts            Mgmt          For                            For
       and the Auditor's report

2.     Declare a final dividend of 5.3p per share                Mgmt          For                            For

3.     Elect Mr. Gerhard Roggemann as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Alain Grisay as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Ben Gunn as a Director                       Mgmt          For                            For

6.     Re-elect Mr. Ray King as a Director                       Mgmt          For                            For

7.     Re-elect Lady Judge as a Director                         Mgmt          For                            For

8.     Approve the Directors' report on remuneration             Mgmt          For                            For

9.     Re-appoint KPMG Audit Plc as the Auditor                  Mgmt          For                            For

10.    Authorize the Directors to fix their remuneration         Mgmt          For                            For
       to the Auditors

11.    Authorize the Directors to allot shares of equity         Mgmt          For                            For
       or equity-linked securities with pre-emptive
       rights up to aggregate nominal amount of GBP
       15,888,191.70

12.    Authorize the Directors to issue of equity or             Mgmt          For                            For
       equity-linked securities without pre-emptive
       rights up to aggregate nominal amount of GBP
       11,705,590.42

13.    Authorize Friends Provident Plc to buy back               Mgmt          For                            For
       its own 234,111,808 ordinary shares for market
       purchase

14.    Adopt the new Articles of Association of Friends          Mgmt          For                            For
       Provident Plc with effect from the end of the
       AGM

15.    Approve to replace the Articles 104 and 112               Mgmt          For                            For
       of the new Articles of Association of Friends
       Provident Plc with effect from 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 FUJI ELECTRIC HOLDINGS CO.,LTD.                                                             Agenda Number:  701607852
--------------------------------------------------------------------------------------------------------------------------
    Security:  J14112106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3820000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJI HEAVY INDUSTRIES LTD.                                                                  Agenda Number:  701615823
--------------------------------------------------------------------------------------------------------------------------
    Security:  J14406136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3814800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJI TELEVISION NETWORK,INCORPORATED                                                        Agenda Number:  701608082
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15477102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3819400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Request for Approval of Incorporation-type Demerger       Mgmt          For                            For
       Plan

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

4.19   Appoint a Director                                        Mgmt          For                            For

4.20   Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

7.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJIFILM HOLDINGS CORPORATION                                                               Agenda Number:  701610669
--------------------------------------------------------------------------------------------------------------------------
    Security:  J14208102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3814000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUJIKURA LTD.                                                                               Agenda Number:  701607989
--------------------------------------------------------------------------------------------------------------------------
    Security:  J14784128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3811000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.     Appoint a Director                                        Mgmt          No vote

3.1    Appoint a Corporate Auditor                               Mgmt          No vote

3.2    Appoint a Corporate Auditor                               Mgmt          No vote

4.     Appoint a Substitute Corporate Auditor                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FUJITSU LIMITED                                                                             Agenda Number:  701603498
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15708159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3818000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUNAI ELECTRIC CO.,LTD.                                                                     Agenda Number:  701616178
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16307100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3825850005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Allow Executive Officers Entrusted by Board               Mgmt          For                            For
       to Authorize Use of Stock Option  Plan




--------------------------------------------------------------------------------------------------------------------------
 FUYO GENERAL LEASE CO.,LTD.                                                                 Agenda Number:  701622791
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1755C108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3826270005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 G4S PLC                                                                                     Agenda Number:  701553592
--------------------------------------------------------------------------------------------------------------------------
    Security:  G39283109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  GB00B01FLG62
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the financial statements and reports of             Mgmt          For                            For
       Directors and auditor

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the confirmation of declaration of dividends      Mgmt          For                            For

4.     Re-elect Mr. Grahame Gibson as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Bo Lerenius as a director                    Mgmt          For                            For

6.     Re-appoint the KPMG as auditor and grant authority        Mgmt          For                            For
       to fix their remuneration

7.     Grant authority to allot shares                           Mgmt          For                            For

S.8    Grant authority to disapply pre-emption rights            Mgmt          For                            For

S.9    Grant authority for purchase of own shares                Mgmt          For                            For

S.10   Amend the Company's Articles of Association               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GALP ENERGIA,SA, LISBOA                                                                     Agenda Number:  701562387
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3078L108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  PTGAL0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify the appointment of the Board Members               Mgmt          Abstain                        Against

2.     Receive the Management report, individual and             Mgmt          Abstain                        Against
       consolidated accounts, for the year 2007, as
       well as remaining reporting documents

3.     Approve the proposal for application of profits           Mgmt          Abstain                        Against

4.     Approve the general appraisal of the Company's            Mgmt          Abstain                        Against
       Management and supervision

5.     Authorize the Members of the Board of Directors           Mgmt          Abstain                        Against
       on GALP s competing Companies and on the definition
       of the access regime to GALP s sensitive information
       by Board Members that may be proposed that
       are in one of the situations described on Number
       3 of Article 398. of the Commercial Companies
       Code

6.     Elect the Governing Bodies for the 2008-2010              Mgmt          Abstain                        Against
       period

7.     Elect the Statutory Auditor for the 2008-2010             Mgmt          For                            For
       period

8.     Amend the Articles 17 and 18 of the Company's             Mgmt          Abstain                        Against
       By Laws




--------------------------------------------------------------------------------------------------------------------------
 GAS NATURAL SDG SA, BARCELONA                                                               Agenda Number:  701524995
--------------------------------------------------------------------------------------------------------------------------
    Security:  E5499B123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  ES0116870314
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 460462 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Receive the individual financial statements               Mgmt          For                            For
       and statutory reports

2.     Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

3.     Approve the allocation of income and dividends            Mgmt          For                            For

4.     Grant discharge to the Directors                          Mgmt          For                            For

5.     Grant authority to repurchase the shares                  Mgmt          For                            For

6.     Amend the Article 2 of By-Laws regarding Corporate        Mgmt          For                            For
       purpose

7.     Amend the Article 51bis of By-Laws regarding              Mgmt          For                            For
       Board Committees

8.     Amend the Article 55  and 56 of By-Laws regarding         Mgmt          For                            For
       financial statements

9.     Amend the Article 59 of By-Laws regarding the             Mgmt          For                            For
       appointment of the Auditors

10.    Amend the Article 67 of By-Laws regarding conflict        Mgmt          For                            For
       resolution

11.    Elect Mr. Demetrio Carceller Arce as a Directors          Mgmt          For                            For

12.    Elect Mr. Enrique Locutura Ruperez as a Director          Mgmt          For                            For

13.    Elect Mr. Francisco Reynes Massanet as a Director         Mgmt          For                            For

14.    Elect Mr. Juan Maria Nin Genova as a Director             Mgmt          For                            For

15.    Elect Mr. Rafael Villaseca Marco as a Director            Mgmt          For                            For

16.    Elect Mr. Santiago Cobo Cobo as a Director                Mgmt          For                            For

17.    Elect Mr. Carlos Kinder Espinosa as a Director            Mgmt          For                            For

18.    Elect Mr. Carlos Losada Marrodan as a Director            Mgmt          For                            For

19.    Elect Mr. Fernando Ramirez Marrodan as a Director         Mgmt          For                            For

20.    Elect Mr. Miguel Valls Maseda as a Director               Mgmt          For                            For

21.    Elect Jaime Vega De Seoane as a Director                  Mgmt          For                            For

22.    Re-elect the Auditors                                     Mgmt          For                            For

23.    Authorize the Board to ratify and execute the             Mgmt          For                            For
       approved resolutions




--------------------------------------------------------------------------------------------------------------------------
 GAZ DE FRANCE, PARIS                                                                        Agenda Number:  701557425
--------------------------------------------------------------------------------------------------------------------------
    Security:  F42651111                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  FR0010208488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 448941 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE 2007, as presented,
       creating an accounting net profit to the amount
       of EUR 11,610,517,564.11 the shareholders'
       meeting, the reports of the Chairman of the
       Board on the conditions for the preparation
       and the organization of the work Board, and
       the Auditors on the internal Audit procedures
       in accounting and financial matters; the expenses
       and charges that were not tax-deductible of
       EUR 461,443.91 with a corresponding tax of
       EUR 158,890.54

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 11,610,517,564.11, legal reserve:
       EUR 0.00, balance available for distribution:
       EUR 11, 610,517,564.11 prior retained earnings:
       EUR 8,343,858,642.16, distributable income:
       EUR 19,954,376,206.27, dividends: EUR 1,239,678,704.88;
       retained earnings: EUR 18,714,697,501.39, the
       shareholders will receive a net dividend of
       EUR 1.26 per share, and will entitle to the
       40% deduction provided by the French Tax Code,
       this dividend will be paid on 27 MAY 2008;
       in the event that The company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account,
       as required by Law, it is reminded that, for
       the last three financial years, the dividend
       paid, were as follows: EUR 1.10 for FY 2006
       EUR 0.680, FY 2005 EUR 0.464, FY 2004

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code and approve the
       agreements entered into or which remained in
       force during the FY

O.5    Appoint Mr. Cabinet Mazars ET Guerard as the              Mgmt          For                            For
       Statutory Auditor Holder for a 6-year period

O.6    Appoint Mr. Mazars ET Guerard, Cabinet CBA as             Mgmt          For                            For
       the Supplying Statutory Auditor for a 6-year
       period

O.7    Appoint Cabinet Ernst and Young ET Autres as              Mgmt          For                            For
       the Statutory Auditor Holder for a 6-year period

O.8    Appoint Ernst and Young ET Autres, Auditex as             Mgmt          For                            For
       the Supplying Statutory Auditor for a 6-year
       period

O.9    Approve to award total annual fees of EUR 250,000.00      Mgmt          For                            For
       to the Board of Directors

O.10   Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 55.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 2,705,647,945.00; [Authority expires at
       the end of 18-month period] it supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 23 MAY 2007
       in its Resolution number 6, the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.11   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the Employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 0.2% of the
       share capital, [Authority expires at the end
       of 8-month period] it supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 23 MAY 2007 in its
       Resolution number 16, the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.12   Approve to bring the Articles of the By-Laws              Mgmt          For                            For
       into conformity with the current legal and
       regulatory requirements, in particular with
       the French Law No. 2006-1537 of 07 DEC 2006
       relative to the sector of the energy, and the
       abolition of the Article 18 and modification
       of the Articles 1, 2, 6, 19 and following ones

E.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

A.     Approve that instead of the dividend proposed             Mgmt          For                            For
       in the Resolution 3, that the amount of dividend
       paid for the exercise 2007 shall not exceed
       the dividend payment of the FY 2005




--------------------------------------------------------------------------------------------------------------------------
 GEA GROUP AG, BOCHUM                                                                        Agenda Number:  701493330
--------------------------------------------------------------------------------------------------------------------------
    Security:  D28304109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  DE0006602006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 02 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the adopted annual financial              Non-Voting
       statements of GEA Group Aktiengesellschaft
       and of the consolidated financial statements
       at 31 DEC 2007 approved by the Supervisory
       Board, of the Group Management report combined
       with the Management report of GEA Group Aktiengesellschaft including the explanatory report on the information
       provided in accordance with Section 289 Section
       4, Section 315 Section 4 Commercial Code as
       well as the report of the Supervisory Board
       for the 2007 FY

2.     Resolution on the appropriation of profits                Mgmt          For                            For

3.     Ratification of the acts of the Executive Board           Mgmt          For                            For
       in the 2007 FY

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board in the 2007 FY

5.     Election of Deloitte and Touche GmbH Wirtschaftsprufungsgesellschaft,Mgmt          For                            For
       Frankfurt am Main the Auditor for fiscal 2008

6.     Authorization to acquire Treasury Stock                   Mgmt          For                            For

7.     Amendment of Section 3 of the Articles of Association     Mgmt          For                            For

8.     Amendment of Section 5 Section 2 of the Articles          Mgmt          For                            For
       of Association

9.     Amendment of Section 15 of the Articles of Association    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GECINA, PARIS                                                                               Agenda Number:  701415641
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4268U171                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Dec-2007
        ISIN:  FR0010040865
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Amend Articles 9 and 23 of Association regarding:         Mgmt          For                            For
       Shareholding Disclosure Thresholds, and Dividends

2.     Grant authority the Directed Share Repurchase             Mgmt          For                            For
       Offer in order to reduce stated capital

3.     Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

4.     Approve the merger by absorption of Societe               Mgmt          For                            For
       Des Immeubles De France

5.     Approve the accounting treatment of merger                Mgmt          For                            For

6.     Acknowledge the completion of the acquisition             Mgmt          For                            For
       above, and approve the dissolution of Societe
       Des Immeubles De France without Liquidation

7.     Amend Article 6 to reflect changes in capital             Mgmt          For                            For

8.     Grant authority the filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 GECINA, PARIS                                                                               Agenda Number:  701495726
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4268U171                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FR0010040865
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT IN ORDER TO VOTE IN THE            Non-Voting
       GECINA MEETING THAT YOU MUST DOWNLOAD AND COMPLETE
       THE PROXY CARD REFLECTING YOUR VOTE INTRUCTIONS.
       THE COMPLETED CARD MUST BE SENT DIRECTLY BACK
       TO THE ISSUER.  IF YOU HAVE ANY QUESTIONS PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       LINK TO PROXY CARD; http://ww3.ics.adp.com/streetlink_data/dirGPICS/saA672.pdf

1.     Approve the financial statements and statutory            Mgmt          Abstain                        Against
       reports

2.     Approve to accept consolidated financial statements       Mgmt          Abstain                        Against
       and statutory reports

3.     Approve the standard accounting transfers                 Mgmt          For                            For

4.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 5.01 per share

5.     Approve the special Auditors' report regarding            Mgmt          Abstain                        Against
       related-party transactions

6.     Ratify the transaction with Bami Newco                    Mgmt          Abstain                        Against

7.     Appoint Mr. Antonio Truan as a Director                   Mgmt          Against                        Against

8.     Re-elect Mr. Joaquin Rivero Valcarce as a Director        Mgmt          For                            For

9.     Re-elect Mr. Antonio Truan as a Director                  Mgmt          For                            For

10.    Re-elect Mr. Patrick Arrosteguy as a Director             Mgmt          For                            For

11.    Re-elect Mr. Santiago Fernandez Valbuena as               Mgmt          For                            For
       a Director

12.    Re-elect Ms. Jose Gracia Barba as a Director              Mgmt          For                            For

13.    Re-elect Mr. Philippe Geslin as a Director                Mgmt          For                            For

14.    Re-elect Ms. Serafin Gonzalez Morcillo as a               Mgmt          For                            For
       Director

15.    Re-elect Mr. Predica as a Director                        Mgmt          For                            For

16.    Acknowledge end of terms of Messrs. Bertrand              Mgmt          For                            For
       de Feydeau, Michel Villatte, Joaquin Meseguer
       Torres and Francoise Monod as Directors

17.    Elect Mr. Jose Luis Alonso Iglesias as a Director         Mgmt          For                            For

18.    Elect Mr. Aldo Cardoso as a Director                      Mgmt          For                            For

19.    Elect Mr. Jean-Jacques Duchamp as a Director              Mgmt          For                            For

20.    Elect Mr. Vicente Fons Carrion as a Director              Mgmt          For                            For

21.    Elect Mr. Pierre-Marie Meynadier as a Director            Mgmt          For                            For

22.    Elect Mr. Emilio Zurutuza Reigosa as a Director           Mgmt          For                            For

23.    Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 1.3 million for
       FY 2007

24.    Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 2 million for FY
       2008

25.    Acknowledge end of mandates of Mazars Guerard             Mgmt          For                            For
       Turquin as the Auditor and of P.C.A Pierre
       Caney et Associes as a Deputy Auditor

26.    Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

27.    Grant authority to filing of required documents/other     Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 GESTEVISION TELECINCO S.A.                                                                  Agenda Number:  701477906
--------------------------------------------------------------------------------------------------------------------------
    Security:  E56793107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  ES0152503035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 APR 2008 AT 10.30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, balance sheet,               Mgmt          Abstain                        Against
       profit and loss account and notes to the accounts,
       the management report of the both Geste Vision
       Telecinco, S.A. and its Consolidated Group,
       with reference to the FYE 31 DEC 2007

2.     Approve the application of 2007 profits                   Mgmt          For                            For

3.     Approve the Management of the Board Directors             Mgmt          Abstain                        Against
       during the FY 2007

4.     Approve to set maximum yearly remuneration for            Mgmt          For                            For
       the Directors

5.     Approve to distribute the Company shares to               Mgmt          For                            For
       the Directors with Executive Duties and to
       the Senior Management Team of the Company,
       as part of their remuneration

6.     Approve the establish the remuneration system             Mgmt          For                            For
       for Executive Directors and the Management
       of the Company and the Group Companies

7.     Approve to authorize in conformity with the               Mgmt          For                            For
       provisions of Section 75 and other relevant
       sections of the Spanish Limited Companies Act,
       Ley De Sociedades Anonimas, the acquisition
       of own shares by the Company or its subsidiaries,
       rendering void the outstanding authority conferred
       by previous general meetings and authorizing,
       if appropriate, the allocation of the bought
       back shares to Remuneration Programs

8.     Appoint the Auditors for Gestevision Telecinco            Mgmt          For                            For
       S.A. and its consolidated Group

9.     Approve to change the composition of the Board,           Mgmt          For                            For
       the resignations of a Director and appoint
       a Director

10.    Approve to disclose the report on the Directors           Mgmt          For                            For
       Remuneration Policy

11.    Grant powers for the execution, construction,             Mgmt          For                            For
       rectification and implementation of the resolutions
       adopted, and to depute the powers granted to
       the Board of Directors by the meeting




--------------------------------------------------------------------------------------------------------------------------
 GIVAUDAN SA, VERNIER                                                                        Agenda Number:  701476269
--------------------------------------------------------------------------------------------------------------------------
    Security:  H3238Q102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CH0010645932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436583, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the report of the remuneration and consolidated
       accounts 2007

2.     Grant discharge to the Board of Directors                 Mgmt          For                            For

3.     Approve the appropriation of the net profit               Mgmt          For                            For

4.A    Approve the creation of authorized capital in             Mgmt          For                            For
       competition of a nominal amount of CHF 10,000,000
       limited till 26 MAR 2010

4.B    Approve the replacement of Article 3A Paragraph           Mgmt          For                            For
       1.1 of the Articles of Incorporation

5.A    Elect Mr. Nabil Sakkab as a Director                      Mgmt          For                            For

5.B    Re-elect Mr. Henner Schierenbeck as a Director            Mgmt          For                            For

6.     Elect the Auditors and the Group Auditors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GKN PLC, REDDITCH                                                                           Agenda Number:  701511506
--------------------------------------------------------------------------------------------------------------------------
    Security:  G39004232                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0030646508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts                Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. R.D. Brown as a Director                     Mgmt          For                            For

4.     Re-elect Mr. M.J.S. Bryson as a Director                  Mgmt          For                            For

5.     Re-elect Mr. A. Reynolds Smith as a Director              Mgmt          For                            For

6.     Re-elect Mr. W.C. Seeger as a Director                    Mgmt          For                            For

7.     Re-elect Mr. R. Parry-Jones as a Director                 Mgmt          For                            For

8.     Re-elect Mr. N.M. Stein as a Director                     Mgmt          For                            For

9.     Re-elect Mr. J.M. Sheldrick as a Director                 Mgmt          For                            For

10.    Re-elect Sir Peter Williams as a Director                 Mgmt          For                            For

11.    Re-appoint the Auditors                                   Mgmt          For                            For

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

13.    Authorize the Directors to allot shares in the            Mgmt          For                            For
       Company

S.14   Authorize the Directors to display pre-emption            Mgmt          For                            For
       rights

15.    Approve the remuneration report of the Director's         Mgmt          For                            For

S.16   Authorize the Company to purchase its own shares          Mgmt          For                            For

17.    Authorize the Company to make political donations         Mgmt          For                            For

18.    Approve the amendments to the GKN Long Term               Mgmt          For                            For
       Incentive Plan 2004

S.19   Approve the amendments to the Articles of Association     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE PLC                                                                         Agenda Number:  701503991
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3910J112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2007

2.     Approve the remuneration report for the YE 31             Mgmt          Against                        Against
       DEC 2007

3.     Elect Mr. Andrew Witty as a Director                      Mgmt          For                            For

4.     Elect Mr. Christopher Viehbacher as a Director            Mgmt          For                            For

5.     Elect Professor Sir Roy Anderson as a Director            Mgmt          For                            For

6.     Re-elect Sir Christopher Gent as a Director               Mgmt          For                            For

7.     Re-elect Sir Ian Prosser as a Director                    Mgmt          For                            For

8.     Re-elect Dr. Ronaldo Schmitz as a Director                Mgmt          For                            For

9.     Authorize the Audit Committee to re-appoint               Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Auditors
       to the Company to hold office from the end
       of the next meeting at which accounts are laid
       before the Company

10.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

11.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act 2006 [the 2006 Act],
       to make donations to political organizations
       as defined in Section 363 of the 2006 Act,
       not exceeding GBP 50,000 in total and political
       expenditure, as defined in Section 365 of the
       2006 Act up to a maximum aggregate amount of
       GBP 50,000; [Authority expires the earlier
       of the conclusion of the next AGM in 2009 or
       20 NOV 2009]

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all substituting authorities, to exercise all
       powers of the Company to allot relevant securities
       [Section 80 of the Act] up to an aggregate
       nominal amount of GBP 456,791,387; [Authority
       expires the earlier of the conclusion of the
       Company's AGM to be held in 2009 or 20 NOV
       2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Directors, for the purposes of              Mgmt          For                            For
       Article 12 of the Company's Articles of Association
       and pursuant to Section 95 of the Act, to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority conferred on
       the Directors by Resolution 12 and /or where
       such allotment constitutes an allotment of
       equity securities by virtue of Section 94(3A)of
       the Act, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue [as defined in Article 12.5 of the Company's
       Articles of Association] provided that an offer
       of equity securities pursuant to any such rights
       issue need not be open to any shareholder holding
       ordinary shares as treasury shares; and b)
       up to an aggregate nominal amount of GBP 68,525,560;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company to be held in
       2009 or on 20 NOV 2009]; and the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the 1985 Act, to make market purchases
       [Section 163 of the 1985 Act] of up to 584,204,484
       ordinary shares of 25p each, at a minimum price
       of 25p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days and the higher
       of the price of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange Official List at
       the time the purchase is carried out; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2009
       or on 20 NOV 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Adopt the Articles of the association of the              Mgmt          For                            For
       Company in substitution for, and to the exclusion
       of, all existing Articles of Association of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 GOLDCORP INC NEW                                                                            Agenda Number:  701538122
--------------------------------------------------------------------------------------------------------------------------
    Security:  380956409                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  CA3809564097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Elect Mr. Ian W. Telfer as a Director                     Mgmt          For                            For

A.2    Elect Mr. Douglas M. Holtby as a Director                 Mgmt          For                            For

A.3    Elect Mr. C. Kevin Mcarthur as a Director                 Mgmt          For                            For

A.4    Elect Mr. John P. Bell as a Director                      Mgmt          For                            For

A.5    Elect Mr. Lawrence I. Bell as a Director                  Mgmt          For                            For

A.6    Elect Mr. Beverley A. Briscoe as a Director               Mgmt          For                            For

A.7    Elect Mr. Peter J. Dey as a Director                      Mgmt          For                            For

A.8    Elect Mr. P. Randy Reifel as a Director                   Mgmt          For                            For

A.9    Elect Mr. A. Dan Rovig as a Director                      Mgmt          For                            For

A.10   Elect Mr. Kenneth F. Williamson as a Director             Mgmt          For                            For

B.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remunerationq

C.     Approve to amend the Company's 2005 Stock Option          Mgmt          For                            For
       Plan, as specified

D.     Amend the Company's Restricted Share Plan, as             Mgmt          For                            For
       specified

E.     Approve to confirm a new general By-Law for               Mgmt          For                            For
       the Company, as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETIG LEVEL CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN FIELDER LTD, TAMWORTH                                                               Agenda Number:  701383490
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4223N112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000GFF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting
       of the Directors and the Auditor for the FYE
       30 JUN 2007

2.     Elect Mr. Gavin Walker as a Director of the               Mgmt          For                            For
       Company

3.     Elect Mr. Clive Hooke as a Director of the Company        Mgmt          For                            For

4.     Re-elect Mr. Graeme Hart as a Director of the             Mgmt          Against                        Against
       Company who retires by rotation

5.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the FYE 30 JUN 2007

S.6    Approve to renew the proportional takeover provisions     Mgmt          For                            For
       in Rule 6 of the Constitution of Goodman Fielder
       Limited for a period of 3 years from the date
       of the meeting convened by the notice of meeting

S.7    Amend the Constitution of the Company by replacing        Mgmt          For                            For
       the number '35' wherever it appears in Rules
       8.1[l][3] and [4] by the number '45'

8.     Approve the establishment and operation of a              Mgmt          For                            For
       plan entitled the 'Goodman Fielder General
       Employee Share Plan' [GESP] for the provision
       of ordinary shares in Goodman Fielder Limited
       to employees of the Company and its subsidiaries;
       and the acquisition of ordinary shares in Goodman
       Fielder Limited by employees and the provision
       of benefits to those employees under the GESP,
       in accordance with the rules of the GESP, as
       specified

9.     Approve the establishment and operation of a              Mgmt          For                            For
       plan entitled the 'Goodman Fielder Performance
       Share Plan' (PSP) for the provision of equity
       incentives to senior executives of the Company
       and its subsidiaries whom the Board determines
       to be eligible to participate in the PSP; and
       the acquisition of ordinary shares in Goodman
       Fielder Limited by those senior executives
       and the provision of benefits to those executives
       under the PSP, in accordance with the rules
       of the PSP, as specified




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701508624
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4252X106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Director's report and financial               Non-Voting
       statements for the YE 31 DEC 2007 together
       with Auditor's report

1.     Re-elect Dr. Kenneth Moss as a Director of the            Mgmt          For                            For
       Company

2.     Re-elect Ms. Elizabeth Nosworthy as a Director            Mgmt          For                            For
       of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       DEC 2007

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX listing Rule 7.2, Exception
       9, the GTP Group Deferred Stapled Security
       Plan [the Employee plan], as specified, and
       the issue of stapled securities under that
       plan

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of ASX listing Rule 7.2, Exception
       9, GTP Group Non-executive Director Stapled
       Security Plan [the NED plan], as specified,
       and the issue of stapled securities under that
       plan




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701559873
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4069C148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare the payment of a final dividend of HK             Mgmt          Abstain                        Against
       35cents per share

3a.    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          For                            For

3.b    Re-elect Mr. Cheng Hoi Chuen, Vincent as a Director       Mgmt          For                            For

3.c    Re-elect Ms. Madam Law Wai Duen as a Director             Mgmt          For                            For

3.d    Re-elect Mr. Kan Tak Kwong as a Director                  Mgmt          For                            For

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2008

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.a    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to purchase or repurchase the shares of the
       Company [Shares] during the relevant period
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended] [or any other
       applicable Law of Bermuda] to be held]

7.b    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus [if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company] the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution], otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held]

7.c    Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to Resolution 7.B as
       specified in respect of the share capital of
       the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 GREAT WEST LIFECO INC                                                                       Agenda Number:  701553390
--------------------------------------------------------------------------------------------------------------------------
    Security:  39138C106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  CA39138C1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2007 and the report of the Auditors
       thereon

2.     Elect the Directors                                       Mgmt          For                            For

3.     Appoint the Auditors                                      Mgmt          For                            For

4.     Approve the proposal attached as Schedule 'B'             Mgmt          For                            For
       to the accompanying Management Proxy Circular

5.     Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA OPAP                                          Agenda Number:  701597328
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3232T104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  GRS419003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors report as well             Mgmt          For                            For
       as the Auditors report for the financial statements
       of the year FY 2007

2.     Approve the Company's financial statements,               Mgmt          For                            For
       parent and consolidated for the year 2007

3.     Approve the profits distribution for the year             Mgmt          For                            For
       2007

4.     Grant discharge the Board of Directors and the            Mgmt          For                            For
       Auditors from any liability of indemnity for
       the FY 2007 and the administrative and Representation
       Acts of the Board of Directors

5.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Directors for their participation
       in the Board of Directors and in Company's
       Committees for the FY 2007 in accordance with
       Articles 23 and 24 Paragraph 2 of Code Law
       2190/1920

6.     Approve the preapproval remuneration of the               Mgmt          For                            For
       Board of Directors for their participation
       in the Board of Directors and in Companies
       Committees for the FY 2008

7.     Elect ordinary and Substitute Chartered Auditors          Mgmt          For                            For
       for the FY 2008 and approve to determine their
       salaries

8.     Approve the concluded contracts according to              Mgmt          For                            For
       Article 23(a) of Code Law 2190/1920

9.     Granting authority, pursuant to Article 23 Paragraph      Mgmt          For                            For
       1 of Code Law 2190/1920 to the Board of Directors
       and Directors of the Company's Departments
       and Divisions to participate in the Board of
       Directors or in the Management of the Groups
       Companies and their associate Companies, for
       the purposes as specified in Article 42e Paragraph
       5 of Code Law 2190/1920

10.    Approve the electronic transmission of information        Mgmt          For                            For
       by the Company, Article 18 Law 3556/2007

11.    Approve to issues the Company's Articles of               Mgmt          Abstain                        Against
       Association, amendment, rewording and appending
       of Article 2, scope of the Company, amendment,
       rewording, abolishment, appending and renumbering
       of the Company's Articles of Association for
       operational purposes and in order to adapt
       to Code Law 2190/1920, as amended by Law 3604/2007,
       and codification of the Company's Articles
       of Association in one single document

12.    Granting authority and Power of Attorney to               Mgmt          For                            For
       the Company's Lawyers Mr. Dim Panageas, Legal
       Advisor to Management and Mrs. Barbara Panousi
       lawyer acting jointly or separately, to submit
       for approval and publication, to the Ministry
       of Development, the minutes of the Ordinary
       General assembly as well as those of any repeat
       Session as well as the entire new codified
       document of the CAA and in general to carry
       out any legal action to enforce the resolutions
       of the Ordinary General Assembly or any repeat
       Session

13.    Various announcements                                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA OPAP                                          Agenda Number:  701642363
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3232T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  GRS419003009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the amendment, rewording, abolition,              Mgmt          For                            For
       completion and renumbering of the Company's
       Articles of Association for operational purposes,
       according to C.L. 2190/1920, as amended by
       Law 3604/2007




--------------------------------------------------------------------------------------------------------------------------
 GROUPE BRUXELLES LAMBERT SA, BRUXELLES                                                      Agenda Number:  701506745
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4746J115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  BE0003797140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 452155 DUE TO ADDITIONAL OF RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Management report of the Board of Directors               Non-Voting
       and reports of the Statutory Auditor on the
       FY 2007

2.     Approve the annual accounts for the YE 31 DEC             Mgmt          For                            For
       2007, the consolidated financial statements
       and the non-consolidated annual accounts for
       the YE 31 DEC 2007, including appropriation
       of profits

3.     Grant discharge to the Directors for the duties           Mgmt          For                            For
       performed during the YE 31 DEC 2007

4.     Grant discharge to the Statutory Auditor for              Mgmt          For                            For
       duties performed during the YE 31 DEC 2007

5.A.1  Re-elect Mr. Paul Desmarais as a Director for             Mgmt          Against                        Against
       a term of 3 years

5.A.2  Re-elect Mr. Paul Desmarais, Jr. as a Director            Mgmt          Against                        Against
       for a term of 3 years

5.A.3  Re-elect Mr. Albert Frere as a Director for               Mgmt          Against                        Against
       a term of 3 years

5.A.4  Re-elect Mr. Gerald Frere as a Director for               Mgmt          Against                        Against
       a term of 3 years

5.A.5  Re-elect Mr. Gilles Samyn as a Director for               Mgmt          Against                        Against
       a term of 3 years

5.B    Acknowledge the resignation of Michel Denayer             Non-Voting
       as the Auditor's permanent representative,
       further to the Company's advance application
       of rotation of the Auditor's post after a period
       of 7 years; in 2008 and for the FY after, Deloitte
       will be represented by Eric Nys

6.     Authorize the Board of Directors, for a period            Mgmt          Abstain                        Against
       of 18 months beginning on the date of the general
       meeting that grants the authorization, to acquire
       on the stock exchange a maximum of 16,135,828
       treasury shares at a unit price that may not
       be more than 10% below the lowest price of
       the 12 months preceding the operation or more
       than 10% above the highest price of the last
       20 listing preceding the operation, and to
       authorize the Company's subsidiaries, within
       the meaning of Article 627 of the Company code,
       to acquire the Company's share under the same
       conditions; if the meeting agrees on this proposal,
       this authorization will replace the one granted
       by the OGM of 24 APR 2007

7.     Approve, in accordance with the decisions on              Mgmt          For                            For
       the establishment of the Stock Option Plan
       by the general meeting of 24 APR 2007, to set
       at EUR 12.5 million the maximum value of shares
       in relation to the option to be granted in
       2008

8.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GROUPE CGI INC                                                                              Agenda Number:  701437128
--------------------------------------------------------------------------------------------------------------------------
    Security:  39945C109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Feb-2008
        ISIN:  CA39945C1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Claude Boivin as a Director                     Mgmt          For                            For

1.2    Elect Mr. Jean Brassard as a Director                     Mgmt          For                            For

1.3    Elect Mr. Claude Chamberland as a Director                Mgmt          For                            For

1.4    Elect Mr. Robert Chevrier as a Director                   Mgmt          For                            For

1.5    Elect Mr. Thomas P. D'Aquino as a Director                Mgmt          For                            For

1.6    Elect Mr. Paule Dore as a Director                        Mgmt          For                            For

1.7    Elect Mr. Serge Godin as a Director                       Mgmt          For                            For

1.8    Elect Mr. Andre Imbeau as a Director                      Mgmt          For                            For

1.9    Elect Mr. David L. Johnston as a Director                 Mgmt          For                            For

1.10   Elect Ms. Eileen A. Mercier as a Director                 Mgmt          For                            For

1.11   Elect Mr. Michael E. Roach as a Director                  Mgmt          For                            For

1.12   Elect Mr. C. Wesley M. Scott as a Director                Mgmt          For                            For

1.13   Elect Mr. Gerald T. Squire as a Director                  Mgmt          For                            For

1.14   Elect Mr. Robert Tessier as a Director                    Mgmt          For                            For

2.     Appoint the Auditors and authorize the Audit              Mgmt          For                            For
       and Risk Management Committee to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 GROUPE DANONE, PARIS                                                                        Agenda Number:  701484519
--------------------------------------------------------------------------------------------------------------------------
    Security:  F12033134                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000120644
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007,
       as presented

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: EUR 4,046,112,118.85,
       retained earnings: EUR 2,142,651,098.23, distributable
       income: EUR 6,188,763,217.08, dividends: EUR
       564,136,606.00, other reserves: EUR 2,000,000,000.00,
       retained earnings: EUR 3,624,626,611.08 the
       shareholders will receive a net dividend of
       EUR 1.10 per share, and will entitle to the
       40 % deduction provided by the French Tax Code,
       this dividend will be paid on  14 MAY 2008,
       in the event that the company holds so me of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 0.675 for FY 2004 EUR 0.85 for
       fiscal year 2005, EUR 1.00 for fiscal year
       2006

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38  of
       the French Commercial Code and approve the
       said report, the agreements referred to therein
       and the ones authorized earlier and which remained
       in force during the FY

5.     Approve to renew the appointment of Mr. Bruno             Mgmt          For                            For
       Bonell as a Member of the Board of Director
       for a 3 year period

6.     Approve to renew the appointment of Mr. Michel            Mgmt          Against                        Against
       David-Weill as a Member of the Board of Director
       for a 3 year period

7.     Approve to renew the appointment of Mr. Bernard           Mgmt          Against                        Against
       Hours as a Member of the Board of Director
       for a 3 year period

8.     Approve to renew the appointment of Mr. Jacques           Mgmt          Against                        Against
       Nahmias as a Member of the Board of Director
       for a 3 year period

9.     Approve to renew the appointment of Mr. Naomasa           Mgmt          Against                        Against
       Tsuritani as a Member of the Board of Director
       for a 3 year period

10.    Approve to renew the appointment of Mr. Jacques           Mgmt          Against                        Against
       Vincent as a Member of the Board of Director
       for a 3 year period

11.    Approve to renew the appointment of Mr. Christian         Mgmt          Against                        Against
       Laubie as a Member of the Board of Director
       for a 3 year period

12.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Franck Riboud
       in case of cessation of his office term

13.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Jacques Vincent
       in case of cessation of his office term

14.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Emmanuelfaber
       in case of the interruption of his office term

15.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, said report and
       the agreements referred therein with regards
       to the allowances due to Mr. Bernard Hours
       in case of the interruption of his office
       term

16.    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 10 % of the share capital,
       maximum funds invested in the share buybacks:
       EUR 4,102,811,680.00, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its resolution number 8, to take all necessary
       measures and accomplish all necessary formalities

17.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FERROVIAL SA                                                                          Agenda Number:  701472730
--------------------------------------------------------------------------------------------------------------------------
    Security:  E5701R106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  ES0162601019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 MAR 2008, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. THANK YOU.

1.     Receive the information about the Article 116             Mgmt          Abstain                        Against
       BIS

2.     Approve the annual accounts and Management report         Mgmt          For                            For
       on the Company for the period ending 31 DEC
       2008

3.     Approve the annual accounts and Management report         Mgmt          For                            For
       on the Group for the period ending 31 DEC 2008

4.     Approve the application of the results and the            Mgmt          For                            For
       distribution of dividends charged against voluntary
       reserves

5.     Approve the performance of the Board during               Mgmt          For                            For
       the period 2007

6.1    Appoint Mr. Eduardo Trueba Cortes as an Advisor           Mgmt          For                            For

6.2    Re-elect Mr. Santiago Bergareche Busquet as               Mgmt          For                            For
       an Advisor

6.3    Re-elect Mr. Jaime Carvajal Y. Urquuo as an               Mgmt          For                            For
       Advisor

6.4    Re-elect Mr. Joaquin Ayuso Garcia as an Advisor           Mgmt          For                            For

6.5    Re-elect Mr. Gabriele Burgio as an Advisor                Mgmt          For                            For

7.     Approve the reinstatement of the accounts, the            Mgmt          Against                        Against
       Auditors for the period 2008

8.     Approve the Remuneration Plan for Executive               Mgmt          For                            For
       Directors and Board Members including share
       options and variable remuneration up to EUR
       12.00 through new share issues and a new salary
       procedure to include a part in shares for the
       Board of Directors

9.     Grant authority in accordance with Article 75             Mgmt          For                            For
       of the Company Law for the acquisition of own
       shares, over-riding the agreement reached 30
       MAR 2007

10.    Approve the delegation of powers to act on the            Mgmt          For                            For
       agreements reached in the OGM and to deposit
       the annual accounts as outlined in Article
       218 of the Company Law




--------------------------------------------------------------------------------------------------------------------------
 GUOCO GROUP LTD                                                                             Agenda Number:  701397235
--------------------------------------------------------------------------------------------------------------------------
    Security:  G42098122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  BMG420981224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the audited statement of accounts together        Non-Voting
       with the reports of the Directors and the Auditors
       thereon for the YE 30 JUN 2007

1.     Declare a final dividend                                  Mgmt          For                            For

2.A    Approve the Directors' fee totaling HKD 1,870,822         Mgmt          For                            For
       for the YE 30 JUN 2007

2.B.1  Re-elect Mr. James Eng, Jr. as a Director                 Mgmt          Against                        Against

2B.2   Re-elect Mr. Sat Pal Khattar as a Director                Mgmt          Against                        Against

2B.3   Re-elect Mr. Volker Stoeckel as a Director                Mgmt          For                            For

2B.4   Re-elect Mr. Ding Wai Chuen as a Director                 Mgmt          For                            For

3.     Appoint Messrs. KPMG as the Auditors and authorize        Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited,
       subject to and in accordance with all applicable
       laws and the Bye-laws of the Company, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company in issue
       on the date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is to be held by Bye-laws of the Company or
       any applicable law]

4.B    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue on the date of passing of this resolution
       otherwise than pursuant to: i) a rights issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) the exercise of any option under the Company's
       share option schemes; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on the shares of the Company in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is to be held by Bye-laws of the Company
       or any applicable law]

4.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       4.A and 4.B, to extend the general mandate
       granted to the Directors of the Company to
       allot and issue shares pursuant to Resolution
       4.B, by an amount representing the aggregate
       nominal amount of the share capital repurchased
       pursuant to Resolution 4.A, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company in issue at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HAFSLUND ASA, OSLO                                                                          Agenda Number:  701542385
--------------------------------------------------------------------------------------------------------------------------
    Security:  R28315118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  NO0004306416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting and elect the Chairman             Mgmt          For                            For

2.     Approve the registration of shareholders attending        Mgmt          For                            For
       the meeting

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Elect 2 shareholders to sign the minutes together         Mgmt          For                            For
       with the Chairman

5.     Approve to review the annual report and accounts          Mgmt          For                            For
       for 2006

6.A    Approve the annual report and accounts of Hafslund        Mgmt          For                            For
       ASA and the Hafslund Group

6.B    Approve the allocation of the profits and losses          Mgmt          Abstain                        Against
       in Hafslund ASA, including distribution of
       dividend for Hafslund ASA

7.     Approve the power of attorney to the Board of             Mgmt          Against                        Against
       Directors to acquire the Company's own shares

8.     Approve the Board's statement on the stipulation          Mgmt          For                            For
       of salary and other remuneration to Senior
       Executive

9.     Elect the Members to the Board of Directors               Mgmt          For                            For

10.    Approve the remuneration to the Board Members             Mgmt          For                            For
       and Deputy Board Members as follows: NOK 560,000
       to the Chairman and NOK 190,000 to the Board
       Members

11.    Elect the Members to the Nomination Committee             Mgmt          For                            For
       as well as the Chairman of the Nomination Committee

12.    Approve the remuneration to the Members of the            Mgmt          For                            For
       Nomination Committee

13.    Approve the Auditor's remuneration                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAKUHODO DY HOLDINGS INCORPORATED                                                           Agenda Number:  701622943
--------------------------------------------------------------------------------------------------------------------------
    Security:  J19174101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3766550002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701492150
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4273Q107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements

2.     Receive and approve the remuneration report               Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. John Clare                                   Mgmt          For                            For

5.     Re-elect Mr. John Richards                                Mgmt          For                            For

6.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

7.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985

S.9    Authorize the Directors pursuant to Section               Mgmt          For                            For
       95 of the Companies Act 1985 to allot equity
       securities as though Section 89(1) of that
       Act did not apply to each allotment

S.10   Authorize market purchases by the Company of              Mgmt          For                            For
       its shares

S.11   Approve the save as you to earn scheme                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG GROUP LTD                                                                         Agenda Number:  701384353
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y30148111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  HK0010000088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       30 JUN 2007

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Dr. H.K. Cheng as a Director                     Mgmt          For                            For

3.B    Re-elect Mr. Simon S.O. Ip as a Director                  Mgmt          For                            For

3.C    Re-elect Mr. Terry S. Ng as a Director                    Mgmt          For                            For

3.D    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their fee

5.A    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company, during
       the relevant period, on the Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and The Stock Exchange
       under the Hong Kong Code on share repurchases
       pursuant to the approval, at such price not
       exceeding 10% of the aggregate nominal amount
       of the share capital of the Company in issue;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law]

5.b    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and to allot,
       issue or grant securities convertible into
       shares in the capital of the Company or options,
       warrants or similar rights to subscribe for
       any such shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution plus b) the nominal amount
       of share capital repurchased [up to 10% of
       the aggregate nominal amount of the issued
       share capital of the Company], otherwise than
       pursuant to: i) a rights issue; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into the shares of the Company; iii) any Option
       Scheme or similar arrangement or iv) any scrip
       dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]

5.c    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company as specified, in
       respect of the Share Capital of the Company

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PPTYS LTD                                                                         Agenda Number:  701384377
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y30166105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Ronnie C. Chan as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. William P.Y. Ko as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Terry S. Ng as a Director                    Mgmt          For                            For

3.D    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       at a fee to be agreed with the Directors

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified] to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company or options, warrants
       or similar rights to subscribe for any shares
       or such convertible securities and to make
       or grant offers, agreements and options, during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution and if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company
       set out as Resolution No. 5.C as specified,
       the nominal amount of the share capital of
       the Company repurchased by the Company subsequent
       to the passing of this Resolution, up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       5.B, in respect of the share capital of the
       Company referred to in such Resolution

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HANG SENG BANK LTD                                                                          Agenda Number:  701503636
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y30327103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  HK0011000095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Dr. Raymond K.F Ch'ien as a Director             Mgmt          For                            For

2.B    Re-elect Dr. Y.T. Cheung as a Director                    Mgmt          For                            For

2.C    Re-elect Dr. Marvin K.T. Cheung as a Director             Mgmt          Against                        Against

2.D    Re-elect Mr. Alexander A. Flockhart as a Director         Mgmt          For                            For

2.E    Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

2.F    Re-elect Mr. Joseph C.Y. Poon as a Director               Mgmt          For                            For

3.     Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital on the Stock
       Exchange of Hong Kong Limited or any other
       stock exchange recognized by the Securities
       and Futures Commission under the Hong Kong
       and the Stock Exchange of the Hong Kong Limited
       under the Hong Kong Code on share repurchases;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding the aggregate
       for cash, 5% and in any event 20% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to i) a rights
       issue; or ii) the exercise of subscription
       or conversion rights under the terms of any
       warrants and securities; or iii) the exercise
       of options or similar arrangement; or iv) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 HANKYU HANSHIN HOLDINGS,INC.                                                                Agenda Number:  701608359
--------------------------------------------------------------------------------------------------------------------------
    Security:  J18439109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3774200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANNOVER RUECKVERSICHERUNG AG, HANNOVER                                                     Agenda Number:  701501478
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3015J135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  DE0008402215
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board and the Group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 280,000,000 as follows: payment
       of a dividend of EUR 1.80 plus a bonus of EUR
       0.50 per entitled share EUR 2,626,591.80 shall
       be carried forward Ex-dividend and payable
       date: 07 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Authorization to acquire own shares, the Board            Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the Company of up to 10%
       of its share capital, at prices not deviating
       more than 10% from the market price of the
       shares, on or before 31 OCT 2009, the Board
       shall be authorized to retire the shares, the
       existing authorization to acquire own shares
       shall be revoked

6.     Authorization to dispose of Company shares in             Mgmt          For                            For
       a manner other than the stock exchange or a
       rights offering, the Board of Managing Directors
       shall be authorized to sell the shares to institutional
       investors and to use the shares for acquisition
       purposes




--------------------------------------------------------------------------------------------------------------------------
 HASEKO CORPORATION                                                                          Agenda Number:  701610366
--------------------------------------------------------------------------------------------------------------------------
    Security:  J18984104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3768600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAYS PLC                                                                                    Agenda Number:  701388541
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4361D109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  GB0004161021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors' report and accounts                  Mgmt          For                            For

2.     Declare a final dividend of 3.40 pence per share          Mgmt          For                            For

3.     Approve the Director's remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Alistair R. Cox as a Director              Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. Paul S. Harrison as a Director             Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Robert A. Lawson as a Director               Mgmt          For                            For
       of the Company

7.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For
       of the Company

8.     Authorize the Board to fix the Auditors' remuneration     Mgmt          For                            For

9.     Authorize the Directors to allot ordinary shares          Mgmt          For                            For
       of the Company and the issuance of equity or
       equity-linked securities with the pre-emptive
       rights up to aggregate nominal amount of GBP
       4,751,779

S.10   Authorize the Directors to disapply the issuance          Mgmt          For                            For
       of equity or equity-linked securities with
       the pre-emptive rights up to aggregate nominal
       amount of GBP 712,766

S.11   Authorize the Company to purchase 213,830,083             Mgmt          For                            For
       ordinary shares

S.12   Amend the Company's Articles of Association               Mgmt          For                            For
       regarding electronic communications




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC                                                                                    Agenda Number:  701484064
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the YE 31 DEC 2007

2.     Approve to declare a final dividend of 32.3               Mgmt          For                            For
       pence per Hbos ordinary share for the year
       ended 31 DEC 2007 and to pay it on 12 MAY 2008
       to holders of Hbos ordinary shares on the Register
       on 14 MAR 2008 in respect of each Hbos ordinary
       share

3.     Elect Mr. John E Mack as a Director                       Mgmt          For                            For

4.     Elect Mr. Dan Watkins as a Director                       Mgmt          For                            For

5.     Elect Mr. Philip Gore-Randall as a Director               Mgmt          For                            For

6.     Elect Mr. Mike Ellis as a Director                        Mgmt          For                            For

7.     Re-elect Mr. Dennis Stevenson as a Director               Mgmt          For                            For

8.     Re-elect Ms. Karen Jones as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Colin Matthew as a Director                  Mgmt          For                            For

10.    Approve the report of the Board in relation               Mgmt          Against                        Against
       to remuneration policy and practice for the
       YE 31 DEC 2007

11.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the conclusion of the next
       general meeting of the Company at which accounts
       are laid before shareholders and authorize
       the Audit Committee to determine their remuneration

12.    Authorize the Company, in accordance with Sections        Mgmt          For                            For
       366-367 of the Companies Act 2006 [CA 2006]
       to: a) make Political Donations to Political
       Parties or Independent Election Candidates
       not exceeding GBP 100,000 in total; b) make
       Political Donations to Political Organizations
       other than Political Parties not exceeding
       GBP 100,000 in total; and c) incur Political
       Expenditure not exceeding GBP 100,000 in total
       in each case during the period commencing on
       the date of this resolution; and [Authority
       expires the earlier of the conclusion of the
       Company's AGM in 2009 or on 30 JUN 2009]

13.    Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from GBP 4,685,000,000, EUR
       3,000,000,000, USD 5,000,000,000, AUD 1,000,000,000
       and CAD1,000,000,000 to GBP 4,685,000,000,
       EUR 3,000,000,000, USD 5,000,000,000, AUD 1,000,000,000,
       CAD 1,000,000,000 and YEN 100,000,000,000 by
       the creation of 400,000,000 preference shares
       of YEN 250 each.

14.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 [CA 1985], to
       allot relevant securities [as defined in the
       Section 80(2) of CA 1985] up to an aggregate
       nominal amount of GBP 251,210,258 in respect
       of HBOS ordinary shares; and GBP 2,900,834,400,
       EUR 3,000,000,000, USD 4,997,750,000, AUD 1,000,000,000,
       CAD 1,000,000,000 and YEN 100,000,000,000 in
       respect of HBOS preference shares; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or on 30 JUN 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Adopt, with effect from the conclusion of the             Mgmt          For                            For
       meeting the Articles of Association produced
       to the meeting and for the purpose of identification
       marked 'A' and signed by the Chairman of the
       meeting, in substitution for, and to the exclusion
       of, the current Articles of Association

S.16   Approve, Subject to the passing of Resolution             Mgmt          For                            For
       15 convening the AGM of which this resolution
       forms part, and with effect on and from 01
       OCT 2008 or such later date as Section 175
       of the Companies Act 2006 [CA 2006] shall be
       brought into force, to delete Articles 116
       to 118 of the New Articles in their entirety
       and substitute in their place Articles 116
       to 121 as specified

S.17   Authorize the Directors to allot equity securities        Mgmt          For                            For
       [Section 94 of the Companies Act 1985 [CA 1985],
       entirely paid for in cash: i) of an unlimited
       amount in connection with a rights issue [as
       defined in the Articles of Association]; and
       ii) of an aggregate nominal amount of GBP 46,689,487
       free of the restrictions in Section 89(1) of
       the CA 1985 and, in connection with such power;
       [Authority expires the earlier of the conclusion
       of the Company's AGM in 2009 or 30 JUN 2009];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; in working out of the maximum
       amount of equity securities for the purpose
       of Section (II) of this resolution, the nominal
       value of rights to subscribe for shares or
       to convert any securities into shares will
       be taken as the nominal value of the shares
       which would be allotted if the subscription
       or conversion takes place; and for the references
       to an allotment of equity securities shall
       include a sale of treasury shares and the power,
       insofar as it relates to the allotment of the
       equity securities rather than the sale of treasury
       shares, is granted pursuant to the authority
       conferred by Resolution 14

S.18   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [CA 1985], to
       make market purchases [Section 163(3) of CA
       1985] of up to 373,515,896 ordinary shares
       of the capital of the Company and, where shares
       are held as treasury shares, to use them, inter
       alia, for the purposes of employee share plans
       operated by the Company, at a minimum price
       of 25p nominal value of each share and up to
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009 or 30 JUN 2009]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HBOS PLC, EDINBURGH                                                                         Agenda Number:  701624670
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4364D106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  GB0030587504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase in authorize Ordinary Share           Mgmt          For                            For
       Capital to GBP 5.3B, EUR 3.0B, USD 5.0B, AUD
       1.0B, CAD 1.0B and JPY 100B Issue Equity with
       Rights up to GBP 800M [Ordinary Shares] and
       GBP 2.9B, EUR 3.0B, USD 4.9B, AUD 1.0B, CAD
       1.0B, and JPY 100B [HBOS Preference Share]

2.     Grant authorize to issue of equity or Equity-Linked       Mgmt          For                            For
       Securities without Pre-emptive Rights up to
       Aggregate Nominal Amount of GBP 65,609,629

3.     Approve to increase in authorize ordinary Share           Mgmt          For                            For
       Capital by GBP 100,000,000 capitalize reserves
       up to GBP 100,000,000 [Scrip Dividend] authorize
       issue of equity with pre-emptive rights up
       to aggregate nominal amount of GBP 100,000,000




--------------------------------------------------------------------------------------------------------------------------
 HEIDELBERGCEMENT AG, HEIDELBERG                                                             Agenda Number:  701499750
--------------------------------------------------------------------------------------------------------------------------
    Security:  D31709104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0006047004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          Abstain                        Against
       profit of EUR 3,804,394,575.87 as follows:
       payment of a dividend of EUR 1.30 per share
       EUR 3,600,000,000 shall be transferred to the
       revenue reserve EUR 41,894,575.87 shall be
       carried forward ex-dividend and payable date:
       09 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst + Young AG, Stuttgart

6.     Authorization to acquire own shares: the Board            Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the Company of up to EUR
       37,500,000, at prices not deviating more than
       20% from the market price, on or before 07
       NOV 2009; the Board of Managing Directors shall
       be authorized to use the shares for all legally
       permissible purposes, particularly to float
       the shares on Foreign Stock Exchanges, to use
       the shares for acquisition purposes, to sell
       the shares at a price not materially below
       their market price and to retire the shares

7.     Resolution on the renewal of the authorized               Mgmt          For                            For
       capital I, and the corresponding amendments
       to the Articles of Association, the existing
       authorized capital I shall be revoked, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the share capital by up to EUR
       301,000,000 through the issue of new bearer
       shares against cash payment, on or before 07
       MAY 2013, shareholders shall be granted subscription
       rights, except for residual amounts and for
       the issue of shares at a price not materially
       below their market price

8.     Approval of the authorization to transmit information     Mgmt          For                            For
       to shareholders by electronic means, and the
       corresponding amendment to the Articles of
       Association




--------------------------------------------------------------------------------------------------------------------------
 HEINEKEN HOLDING NV                                                                         Agenda Number:  701498239
--------------------------------------------------------------------------------------------------------------------------
    Security:  N39338194                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  NL0000008977
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report for the FYE 2007                       Mgmt          For                            For

2.     Adopt the financial statements for the FYE 2007           Mgmt          For                            For

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       of the income statement pursuant to the provisions
       in Article 10, paragraph 6, of the Articles
       of Association

4.     Grant discharge the Members of the Board of               Mgmt          For                            For
       Directors

5.     Approve to acquire the Scottish Newcastle Plc             Mgmt          For                            For

6.     Appoint the external Auditor for a period of              Mgmt          For                            For
       4 years

7.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       own shares

8.     Authorize the Board of Directors to issue [right          Mgmt          For                            For
       to] shares and to restrict or exclude shareholders'
       pre-emptive rights




--------------------------------------------------------------------------------------------------------------------------
 HEINEKEN NV                                                                                 Agenda Number:  701498291
--------------------------------------------------------------------------------------------------------------------------
    Security:  N39427211                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  NL0000009165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.a    Receive the report for financial statements               Mgmt          For                            For
       for the FY 2007

1.b    Approve the decision on the  appropriation of             Mgmt          For                            For
       the balance of the income statement in accordance
       with Article 12, Point 7 of the Company's Articles
       of Association

1.c    Grant discharge to the Members of the Executive           Mgmt          For                            For
       Board

1.d    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board

2.     Approve the Acquisition Scottish Newcastle Plc            Mgmt          For                            For
       Proposal to approve the acquisition by Sunrise
       Acquisitions Ltd, a company jointly owned by
       Heineken N.V. and Carlsberg A/S, of the entire
       issued and to be issued share capital of Scottish
       Newcastle plc and the subsequent 100 % shareholding
       by Heineken N.V. of Sunrise Acquisitions Ltd.
       after transfer by it of certain businesses
       of Scottish Newcastle plc to Carlsberg A/S,
       all as described in detail in the Shareholders'
       Circular

3.     Appoint the External Auditor for a period of              Mgmt          For                            For
       4 years

4.     Authorize the Extension of the Executive Board            Mgmt          For                            For
       to acquire own shares

5.     Authorize the Extension of the Executive Board            Mgmt          For                            For
       to issue [rights to] shares and to restrict
       or exclude shareholders' pre-emptive rights

6.     Appoint Mrs. M. Minnick as a Member of the Supervisory    Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC PETE S A                                                                           Agenda Number:  701551283
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3234A111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GRS298343005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Management assessment for the 32nd            Mgmt          For                            For
       FY 01 JAN 2007, 31 DEC 2007 and submission
       of the Board of Directors management report,
       as well as the statutory Auditors reports on
       the annual financial statements, according
       to the international accounting standards,
       for the year 2007, including the Group s consolidated
       financial statements

2.     Approve the Company's financial statements and            Mgmt          For                            For
       the Group's consolidated financial statements,
       according to the international accounting standards,
       along with the relevant reports, for the year
       2007

3.     Approve the profits allocation                            Mgmt          For                            For

4.     Approve to release the Board of Director Members          Mgmt          For                            For
       and the Auditors from any responsibility for
       compensation with regard to the 2007 accounting
       period pursuant to Article 35 of Codified Law
       2190/1920

5.     Approve the Board of Directors election, pursuant         Mgmt          For                            For
       to Article 20 of the Company's Articles of
       Association

6.     Approve the compensation and the remuneration,            Mgmt          Abstain                        Against
       in general, paid to the Board of Directors
       members, for the year 2007, and determine their
       compensation and fees, respectively, for the
       year 2008

7.     Approve the fees paid to the Board of Directors           Mgmt          Abstain                        Against
       Chairman and to the Managing Director, for
       the year 2007, and determine their fees, in
       general, for 2008

8.     Elect the Certified Auditors, for the year 2008,          Mgmt          For                            For
       pursuant to the provisions of the Company's
       Articles of Association and approve to determine
       their fees

9.     Approve the Board of Directors decision regarding         Mgmt          For                            For
       granting of Stock Options for the year 2008,
       pursuant to Article 2 of the applicable Plan

10.    Approve the extension of the term of the applicable       Mgmt          For                            For
       Stock Option granting Plan of Hellenic Petroleum
       S.A., pursuant to Article 13, Paragraph 9,
       of Codified Law 2190/1920, as applicable

11.    Amend, the supplementation, abrogation and re-numbering   Mgmt          Abstain                        Against
       of provisions of the Articles of Association
       for reasons of functionality and adaptation
       to Law No. 3604/2007

12.    Approve the briefing on the Company's big investments     Mgmt          Abstain                        Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING TIME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC PETE S A                                                                           Agenda Number:  701554568
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3234A111                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GRS298343005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect 2 representatives from the shareholders             Mgmt          For                            For
       minority to the Company's Board of Directors,
       according to the Articles 20 Point 2 and 21
       of the Companies Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TELECOMMUNICATIONS ORGANIZATION S A                                                Agenda Number:  701617803
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3258B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  GRS260333000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Management report of the Board of             Mgmt          For                            For
       Directors, the Audit report prepared by the
       certified Auditors on the separate and consolidated
       financial statements of OTE SA ended on 31
       DEC 2007, including the annual financial statements
       both separate and consolidated of 31 DEC 2007
       and the profit distribution and dividend payment

2.     Approve the exoneration of the Members of the             Mgmt          For                            For
       Board of Directors and the Auditors of all
       liability for FY 2007, pursuant to Article
       35 of Codified Law 2190.1920

3.     Appoint the Chartered Auditors for the ordinary           Mgmt          For                            For
       Audit of the financial statements both separate
       and consolidated according to the international
       financial reporting standards for the FY 2008
       and determination of its fees

4.     Approve the remuneration paid to the Members              Mgmt          Abstain                        Against
       of the Board of Directors, the Audit Committee
       and the HR Remuneration Committee for FY 2007
       and determination of their remuneration for
       2008

5.     Approve the remuneration paid in 2007 to the              Mgmt          Abstain                        Against
       Chairman of the Board of Directors and Chief
       Executive Officer, determination of a special
       premium based on efficiency for FY 2007 and
       determination of his remuneration for 2008

6.     Approve to renew the agreement for the covering           Mgmt          For                            For
       of civil liability of Members of the Board
       of Directors and the Company's Executive Directors
       in the exercise of their responsibilities,
       duties or authorities delegation of signature

7.     Approve the basic terms and conditions of a               Mgmt          Abstain                        Against
       project to be assigned to a Member of the Board,
       pursuant to Article 23A of the Law 2190.1920,
       and authorize to conclude such contract

8.     Adopt the Stock Option Plan for executives of             Mgmt          For                            For
       the Company and affiliated Company's, according
       to Article 42 of the Codified Law 2190.1920

9.     Appoint the 3 new Board Members for a 3 year              Mgmt          For                            For
       term, following termination of office of equal
       number Members to the 11 Member Board, pursuant
       to Article 9, paragraph 2 of the Articles of
       Incorporation and the Independent Members of
       the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 HELVETIA HOLDING AG, ST.GALLEN                                                              Agenda Number:  701514134
--------------------------------------------------------------------------------------------------------------------------
    Security:  H35927120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0012271687
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438800 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting

1.     Approve the Annual Report, the Annual Accounts            Mgmt          For                            For
       and the consolidated accounts 2007 receipt
       of the reports of the Auditors and the Group
       Auditors

2.     Grant discharge to the Board Of Directors                 Mgmt          For                            For

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit

4.     Approve the reduction of share capital by repayment       Mgmt          For                            For
       of nominal value of shares [change of Articles
       Of Association]

5.     Approve the conversion of general reserves into           Mgmt          For                            For
       free reserves

6.A    Re-elect Prof. Dr. Silvio Borner to the Board             Mgmt          Against                        Against
       Of Directors

6.B    Elect Mrs. Paola ghillani to the Board Of Directors       Mgmt          For                            For

6.C    Elect Mrs. Doris Russi Schurter to the Board              Mgmt          Against                        Against
       Of Directors

7.     Elect the Auditors and the Group Auditors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON INVT LTD                                                                          Agenda Number:  701387436
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y31401105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  HK0097000571
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Dr. Lee Shau Kee as a Director                   Mgmt          Against                        Against

3.2    Re-elect Mr. Patrick Kwok Ping Ho as a Director           Mgmt          Against                        Against

3.3    Re-elect Mr. Sit Pak Wing as a Director                   Mgmt          Against                        Against

3.4    Re-elect Sir Po-shing Woo as a Director                   Mgmt          Against                        Against

3.5    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          For                            For

3.6    Re-elect Professor Ko Ping Keung as a Director            Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company until the conclusion
       of next AGM at a fee to be fixed by the Directors

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       ordinary shares of HKD 0.20 each in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or on any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission for
       this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the share capital of the Company; [Authority
       expires the earlier of, the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or the Companies Ordinance [Chapter
       32 the Laws of Hong Kong] to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       or options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company otherwise than pursuant to: i) a Rights
       Issue [as specified]; or ii) the exercise of
       any option scheme or similar arrangement; or
       iii) the exercise of subscription or conversion
       rights under the terms of any warrants or convertible
       notes; or iv) any scrip dividend pursuant to
       Articles of Association of the Company from
       time to time; and, [Authority expires the earlier
       of, the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 the
       Laws of Hong Kong] to be held]

5.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors and for the time being in
       force to exercise the powers of the Company
       to allot, issue and deal with additional shares
       of the Company pursuant to Resolution 5.B by
       the addition to the aggregate nominal amount
       of share capital which may be allotted, issued
       and dealt with by the Directors pursuant to
       such general mandated an amount representing
       the aggregate nominal amount of shares in the
       capital of the Company repurchased by the Company
       since the granting of the said general mandate
       pursuant to the exercise by the Directors of
       the powers of the Company to repurchase such
       shares under the authority granted pursuant
       to Resolution 5.A  provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON INVT LTD                                                                          Agenda Number:  701391423
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y31401105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Dec-2007
        ISIN:  HK0097000571
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the conditional agreement              Mgmt          For                            For
       dated 02 OCT 2007 entered into between the
       Company and Henderson Land Development Company
       Limited [as specified] and the transactions
       contemplated; and to take all steps and doing
       of all things and execution of all documents
       by the Company and its subsidiaries to implement,
       give effect to or complete the Agreement and
       the transactions contemplated thereby, and
       the making and giving of and agreeing to such
       variations, amendments, modifications, waivers
       or extensions of the terms of the Agreement
       and the transactions contemplated thereby,
       as the Directors of the Company may consider
       to be necessary, desirable, appropriate or
       expedient; and declare, subject to completion
       of the Agreement; subject to the completion
       of the Agreement, upon the recommendation of
       the Board of Directors of the Company, a dividend
       of a total amount which is equal to the sum
       of a] the closing price of the share of HKD
       2.00 each in the share capital of Henderson
       Land Development Company Limited [HLD Share]
       as stated in The Stock Exchange of Hong Kong
       Limited's daily quotation sheets as at the
       date of completion of the Agreement multiplied
       by 636,891,425 and b] the aggregate dividend
       amount [as specified] [if any] and authorize
       the Directors of the Company to cause that
       dividend to be satisfied not by payment of
       cash but by a distribution in specie of the
       entitlement [as specified] per share to the
       holders of shares of HKD 0.20 each in the issued
       share capital of the Company whose names appear
       on the register of members of the Company on
       a date to be fixed and determined by the Directors
       of the Company on the terms and conditions,
       as specified; the entitlement means the entitlement
       to 0.209 HLD Share to be allotted under the
       Share Entitlement Note [as specified], together
       with all rights under the Share Entitlement
       Note attributable to such entitlement [including
       but not limited to any right to receive payment
       of any amount which is equal to any dividend
       payable by Henderson Land Development Company
       Limited [HLD] based on any record date which
       is on or after the date of the agreement for
       which such shares of HLD to be so allotted
       do not rank due to their being issued [or the
       relevant entries to HLD's register of members
       being made] after such record date [Dividend
       Amount]]; and approve, conditional upon the
       confirmation of the reduction of the share
       premium account of the Company referred to
       in Resolution S.2 set out in the notice convening
       this meeting at which this resolution is proposed
       by the Court of First Instance of the High
       Court of Hong Kong [the Court], the satisfaction
       of all conditions imposed by the Court and
       the registration by the Registrar of Companies
       in Hong Kong of a copy of the Court order confirming
       such reduction of the share premium account
       together with such other documents as may be
       required under Section 61 of the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong],
       a distribution of an amount of HKD 1.21 in
       cash per share to the holders of shares of
       HKD 0.20 each in the issued share capital of
       the Company whose names appear on the register
       of members of the Company on a date to be fixed
       and determined by the Directors of the Company

S.2    Approve, conditional upon the confirmation of             Mgmt          For                            For
       the reduction of the share premium account
       of the Company referred to below by the Court
       of First Instance of the High Court of Hong
       Kong [the Court], the satisfaction of all conditions
       imposed by the Court and the registration by
       the Registrar of Companies in Hong Kong of
       a copy of the Court order confirming such reduction
       of the share premium account together with
       such other documents as may be required under
       Section 61 of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to reduce the
       amount standing to the credit of the share
       premium account of the Company by the sum of
       HKD 4,215,728,461.60 and authorize the Directors
       of the Company to credit the same amount arising
       from such reduction to the distributable reserve
       of the Company in such manner as the Directors
       of the Company consider appropriate; and to
       do all acts and things, and to approve, sign
       and execute all documents, which in their opinion
       may be necessary, desirable, appropriate or
       expedient, without limitation, to seek confirmation
       from, and authorized counsel on behalf of the
       Company to provide any undertaking as is necessary
       to, the Court

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUTOFF
       DATE 27 NOV 2007. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LD DEV LTD                                                                        Agenda Number:  701385975
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y31476107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited accounts and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Lee King Yue as a Director                   Mgmt          Against                        Against

3.b    Re-elect Mr. Li Ning as a Director                        Mgmt          Against                        Against

3.c    Re-elect Sir. Po-shing Woo as a Director                  Mgmt          Against                        Against

3.d    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          Against                        Against

3.e    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          For                            For

3.f    Re-elect Professor Ko Ping Keung as a Director            Mgmt          For                            For

3.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.a    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.c    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HENKEL KGAA, DUESSELDORF                                                                    Agenda Number:  701472918
--------------------------------------------------------------------------------------------------------------------------
    Security:  D32051142                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  DE0006048408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 24 MAR 08 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 444,192,003.61 as follows; payment
       of a dividend of EUR 0.51 per ordinary share
       and EUR 0.53 per preferred share EUR 217,269,783.61
       shall be carried forward Ex-dividend and payable
       date: 15 APR 2008

3.     Ratification of the acts of the Executive Board           Mgmt          For                            For

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Ratification of the acts of the Shareholders'             Mgmt          For                            For
       Committee

6.     Appointment of Auditors for the 2008 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhand-Gesellaschaft Ag, Berlin
       and Frankfurt

7.A    Elections to the Supervisory Board: Dr. Friderike         Mgmt          For                            For
       Bagel

7.B    Elections to the Supervisory Board: Dr. Simone            Mgmt          For                            For
       Bagel-Trah

7.C    Elections to the Supervisory Board: Dr. sc.               Mgmt          For                            For
       nat. Michael Kaschke

7.D    Elections to the Supervisory Board: Mr. Thomas            Mgmt          For                            For
       Manchot

7.E    Elections to the Supervisory Board: Mr. Thierry           Mgmt          For                            For
       Paternot

7.F    Elections to the Supervisory Board: Mr. Konstantin        Mgmt          For                            For
       von Unger

7.G    Elections to the Supervisory Board: Mr. Bernhard          Mgmt          For                            For
       Walter

7.H    Elections to the Supervisory Board: Mr. Dipl.-Ing.        Mgmt          Against                        Against
       Albrecht Woeste

8. A   Elections to the Shareholders' Committee: Dr.             Mgmt          For                            For
       Paul Achleitner

8.B    Elections to the Shareholders' Committee: Dr.             Mgmt          For                            For
       Simone Bagel-Trah

8.C    Elections to the Shareholders' Committee: Mr.             Mgmt          For                            For
       Stefan Hamelmann

8.D    Elections to the Shareholders' Committee: Dr.             Mgmt          For                            For
       h.c. Ulrich Hartmann

8.E    Elections to the Shareholders' Committee: Dr.             Mgmt          Against                        Against
       h.c. Christoph Henkel

8.F    Elections to the Shareholders' Committee: Prof.           Mgmt          For                            For
       Dr. Ulrich Lehner

8.G    Elections to the Shareholders' Committee: Mr.             Mgmt          For                            For
       Konstantin von Unger

8.H    Elections to the Shareholders' Committee: Mr.             Mgmt          For                            For
       Karel Vuursteen

8.I    Elections to the Shareholders' Committee: Mr.             Mgmt          For                            For
       Werner Wenning

8.J    Elections to the Shareholders' Committee: Mr.             Mgmt          For                            For
       Dipl.-Ing. Albrecht Woeste

9.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own ordinary or preferred shares of
       up to 10 % of its share capital, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 13 OCT 2009,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to al shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or within the scope of the Company's Stock
       Incentive Plan, and to retire the shares

10.    Resolution on the revision of the Articles of             Mgmt          For                            For
       Association

11.    Resolution on amendments to the control and               Mgmt          For                            For
       profit transfer agreements between the Company
       and Henkel Loctite-KID GmbH or Elch GmbH respectively




--------------------------------------------------------------------------------------------------------------------------
 HENKEL KGAA, DUESSELDORF                                                                    Agenda Number:  701475205
--------------------------------------------------------------------------------------------------------------------------
    Security:  D32051126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  DE0006048432
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 24 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Presentation of the financial statements and              Non-Voting
       the annual report for the FY 2007 with the
       report of the Supervisory Board, the Group
       financial statements and the Group annual report

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 444,192,003.61 as follows: payment
       of a dividend of EUR 0.51 per ordinary share
       and EUR 0.53 per preferred share, EUR 217,269,783.61
       shall be carried forward; the ex-dividend and
       payable date: 15 APR 2008

3.     Ratification of the acts of the Executive Board           Non-Voting

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board

5.     Ratification of the acts of the Shareholders'             Non-Voting
       Committee

6.     Appointment of the Auditors for the 2008 FY:              Non-Voting
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin
       and Frankfurt

7.1    Elect Dr. Friderike Bagel to the Supervisory              Non-Voting
       Board

7.2    Elect Dr. Simone Bagel-Trah to the Supervisory            Non-Voting
       Board

7.3    Elect Dr. Sc. Nat. Michael Kaschke to the Supervisory     Non-Voting
       Board

7.4    Elect Mr. Thomas Manchot to the Supervisory               Non-Voting
       Board

7.5    Elect Mr. Thierry Paternot to the Supervisory             Non-Voting
       Board

7.6    Elect Mr. Konstantin Von Unger to the Supervisory         Non-Voting
       Board

7.7    Elect Mr. Berhad Walter to the Supervisory Board          Non-Voting

7.8    Elect Mr. Dipl. Ing. Albrecht Woeste to the               Non-Voting
       Supervisory Board

8.1    Elect Dr. Paul Achileitner to the Shareholders'           Non-Voting
       Committee

8.2    Elect Dr. Simone Bagel-Trah to the Shareholders'          Non-Voting
       Committee

8.3    Elect Dr. H. C. Ulrich Hartman to the Shareholders'       Non-Voting
       Committee

8.4    Elect Dr. H. C. Christoph Henkel to the Shareholders'     Non-Voting
       Committee

8.5    Elect Prof. Dr. Ulrich Lehner to the Shareholders'        Non-Voting
       Committee

8.6    Elect Mr. Stefan Hamelmann to the Shareholders'           Non-Voting
       Committee

8.7    Elect Mr. Konstantin Von Unger to the Shareholders'       Non-Voting
       Committee

8.8    Elect Mr. Karel Vuursteen to the Shareholders'            Non-Voting
       Committee

8.9    Elect Mr. Werner Wenning to the Shareholders'             Non-Voting
       Committee

8.10   Elect Mr. Dipl. -Ing Albrecht Woeste to the               Non-Voting
       Shareholders' Committee

9.     Renewal of the authorization to acquire own               Non-Voting
       shares; the Company shall be authorized to
       acquire own ordinary or preferred shares of
       up to 10% of its shares capital, at prices
       not deviating more than 10% from the market
       price of the shares on or before 13 OCT 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, and
       to use the shares in connection with the mergers
       and acquisitions or within the scope of the
       Company's Stock Incentive Plan, and to retire
       the shares

10.    Resolution on the revision of the Articles of             Non-Voting
       Association

11.    Resolution on amendments to the Control and               Non-Voting
       Profit Transfer Agreements between the Company
       and Henkel Loctite KID GMBH or ELCH GMBH respectively




--------------------------------------------------------------------------------------------------------------------------
 HENNES & MAURITZ AB                                                                         Agenda Number:  701514451
--------------------------------------------------------------------------------------------------------------------------
    Security:  W41422101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  SE0000106270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect the Lawyer Mr. Sven Unger as the Chairman           Mgmt          For                            For
       of the AGM

3.     Address by the Managing Director, Mr. Rolf Eriksen,       Mgmt          For                            For
       followed by an opportunity to ask question
       about the Company

4.     Approve the voting list                                   Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Elect the people to check the minutes                     Mgmt          For                            For

7.     Approve the examination of whether the meeting            Mgmt          For                            For
       was properly convened

8.     Approve: the presentation of annual accounts              Mgmt          For                            For
       and the Auditors' report as well as the consolidated
       accounts and the consolidated Auditors' statement
       on whether the guidelines for remuneration
       to Senior Executives applicable since the last
       AGM have been specified: the statement by the
       Company's Auditor and the Chairman of the Auditing
       Committee; the statement by the Chairman of
       the Board on the work of the Board; and the
       statement by the Chairman of the Election Committee
       on the work of the Election Committee

9.A    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

9.B    Approve a dividend to the shareholders of SEK             Mgmt          For                            For
       14.00 per share and Tuesday 13 MAY 2008 as
       the record date; dividends to be paid out by
       VPC on Friday 16 MAY 2008

9.C    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the Managing Director from liability to
       the Company

10.    Approve 9 Board Members with no Deputies                  Mgmt          For                            For

11.    Approve that the total Board fees remain unchanged        Mgmt          For                            For
       at SEK 4,250,000; and the Board fees for each
       Member elected by the AGM be distributed as
       follows: to the Chairman of the Board SEK 1,350,000;
       to the Members SEK 375,000; to the Members
       of the Auditing Committee an extra SEK 75,000;
       and the Chairman of the Auditing Committee
       an extra SEK 125,000; no fee shall be paid
       to the Board Member employed by the Company;
       the total fees represent an increase of SEK
       350,000 on previous year; and that the Auditors'
       fees be paid based on the invoices submitted

12.    Re-elect Messrs. Fred Andersson, Lottie Knutson,          Mgmt          For                            For
       Sussi Kvart, Bo Lundquist, Stig Nordfelt, Karl-Johan
       Persson, Stefan Persson and Melker Schorling
       as the Members of the Board of Directors and
       Mr. Stefan Persson as the Chairman of the Board;
       and elect Ms. Mia Brunell Livfors as a Member
       of the Board of Directors

13.    Approve the establishment of principles for               Mgmt          For                            For
       the Election Committee and election of Members
       of the Election Committee

14.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Senior Executives

15.    Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HERA SPA, BOLOGNA                                                                           Agenda Number:  701502355
--------------------------------------------------------------------------------------------------------------------------
    Security:  T5250M106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0001250932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 10:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors and of Auditors report,
       allocation of profits, adjournment thereof

2.     Ratify the appointment of the Board of Directors          Mgmt          For                            For
       in conformity with the Article 2449 Civil Code

3.     Appoint the Board of Directors Members not appointed      Mgmt          For                            For
       in conformity with the Article 2449 Civil Code

4.     Appoint the Board of Auditors and the Chairman            Mgmt          For                            For

5.     Approve to determine the Board of Directors               Mgmt          For                            For
       emoluments

6.     Approve to determine the Board of Auditors emoluments     Mgmt          For                            For

7.     Approve to renew the authorization to buy and             Mgmt          For                            For
       sell own shares, adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 HERMES INTERNATIONAL SA, PARIS                                                              Agenda Number:  701554304
--------------------------------------------------------------------------------------------------------------------------
    Security:  F48051100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  FR0000052292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the supervisory board              Mgmt          For                            For
       and the Auditors, approves the Company's financial
       statements for the YE in 2007, as presented,
       approves the expenses and charges that were
       not tax deductible of EUR 60,843.00

O.2    Receive the reports of the supervisory board              Mgmt          For                            For
       and the Auditors, approves t he consolidated
       financial statement s for the said FY, in t
       he form presented to the meeting. profit: EUR
       287,975,237.00

O.3    Grant discharge to the Management for the performance     Mgmt          For                            For
       of their duties during the said FY

O.4    Approve the recommendations of the supervisory            Mgmt          For                            For
       board and resolves that the income for the
       FY be appropriated as follows: earnings for
       the FY: EUR 196,793,045.98 prior retained earnings:
       EUR 631,66 9,550.71 balance available for distribution:
       EUR 828,462,596.69 legal reserve: none to the
       general partner: EUR 1,318,513.41 dividends:
       EUR 106,089,214.00 retained earnings: EUR 721,054,869.28
       balance available for distribution: EUR 828,462,596
       .69 and net dividend of EUR 1.00 per share
       , and will entitle to the 40% deduction provided
       by the French Tax Code, this dividend will
       be pa id on 10 JUN 2008, in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account. as required by law

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.226.10, L.225.38
       to L.225.4 3 and L.225.42.1 of the French Commercial
       Code, approves the convention relative to the
       items of remuneration, allowances and advantages
       likely to be paid to Mr. Patric Thomas in case
       of cessation of his functions of Manager, according
       to conditions expressed by the supervisory
       board during its meeting of 19 MAR 2008

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.226.10, L.225.38
       to L.225.43 of the French Commercial Code,
       approves the agreements entered into or which
       remained in force during the FY

O.7    Approve to award total annual fees of EUR 2               Mgmt          For                            For
       42,000.00 to the Members of the supervisory
       board and Members of committees created within
       it

O.8    Approve to renews the appointment of Mr. Jerome           Mgmt          For                            For
       Guerrand as Member of the supervisory board
       up to the outcome of the AGM called to rule
       on the annual accounts closed on 31 DEC 2010

O.9    Approve to renews the appointment of Mr. Maurice          Mgmt          For                            For
       De Kerv Enoael as Member of the supervisory
       board up to the outcome of the AGM called to
       rule on the annual accounts closed on 31 DEC
       2010

O.10   Approve to renews the appointment of Mr. Ernest           Mgmt          For                            For
       Antoine Seilliere as Member of the supervisory
       board up to the outcome of the AGM called to
       rule on the annual accounts closed on 31 DEC
       2010

O.11   Appoint Ms. Julie Guerrand as a Member of the             Mgmt          For                            For
       Supervisory Board up to the outcome of the
       AGM called to rule on the annual accounts closed
       on 31 DEC 2010

O.12   Approve to renew the appointment of Mr. M. Renaud         Mgmt          For                            For
       Mommeja as a Member of the Supervisory Board
       up to the outcome of the AGM called to rule
       on the annual accounts closed on 31 DEC 2010

O.13   Approve to renew the appointment of Mr. M. Robert         Mgmt          Against                        Against
       Peugeot as a Member of the Supervisory Board
       up to the outcome of the AGM called to rule
       on the annual accounts closed on 31 DEC 2010

O.14   Appoint Mr. M. Charles Eric Bauer as member               Mgmt          Against                        Against
       of the Supervisory Board up to the outcome
       of the AGM called to rule on the annual accounts
       closed on 31 DEC 2010

O.15   Appoint Mr.  M. Matthieu Dumas as a Member of             Mgmt          For                            For
       the Supervisory Board, up to the outcome of
       the AGM called to rule on the annual accounts
       closed on 31 DEC 2010

O.16   Appoint Mr. Guillaume De Seynes as Member of              Mgmt          For                            For
       the supervisory board, up to the outcome of
       the AGM called to rule on the annual accounts
       closed on 31 DEC 2010

O.17   Approve to decides to end the program of current          Mgmt          Against                        Against
       purchase decided by the ordinary and EGM of
       05 JUN 2007 in its Resolution 6, authorizes
       the supervisory board to trade in the Company's
       shares on the stock market, subject to the
       conditions described below: maximum purchase
       price EUR 200.00 maximum number of shares to
       be acquired: 10 % of t he share capital maximum
       funds invested in the share buybacks: EUR 650
       ,000,000.00 [authority expires at the end of
       the 18 month period] and to the Management
       to take all necessary measures and accomplish
       all necessary formalities

O.18   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.19   Grant all powers to the Management to reduce              Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 24 month period [authority expires at the
       end of the 24 month period], and to the supervisory
       board to take all necessary measures and accomplish
       all necessary formalities

E.20   Authorize the Management to proceed, in one               Mgmt          Against                        Against
       or more issues, with the issuance of a maximum
       number of 2 warrants per share; consequently
       authorize the Supervisory Board to increase
       the capital by a maximum nominal value of EUR
       110,000,000.00; approve to waive the preferential
       subscription rights of the shareholders to
       the warrants to the profit of beneficiaries
       of the warrants; to cancel the shareholders
       preferential subscription rights in favor of
       the holders of the warrants; authorize the
       Management to take all necessary measures and
       accomplish all necessary formalities; to chage
       the share issuance costs against the related
       premiums the amounts necessary to raise the
       legal reserve to one tenth of the new capital
       after each increase; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 06 Jun 2006
       in it Resolution 11

E.21   Authorize the Management to increase the share            Mgmt          For                            For
       capital, on one or more occasions, at its sole
       discretion, in favor of employees and corporate
       officers of the Company who are Members of
       a Company savings plan [authority expires at
       the end  of the 26 months period] and for a
       nominal amount of that shall not exceed 1%
       of the share capital, and the amount shall
       not count against the overall value set forth
       in Resolution 11, 12 and 13, and to cancel
       the shareholders' preferential subscription
       rights in favor of Members of a Corporate or
       Group savings plan, and to take all necessary
       measures and accomplish all necessary formalities;
       authorize the Supervisory Board to charge the
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one tenth of
       the new capital after each increase ; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 05 JUN 2007 in its Resolution 14

E.22   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of the meeting
       to carry out all filings, publications an other
       formalities prescribed Bylaw




--------------------------------------------------------------------------------------------------------------------------
 HI-P INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701519273
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y32268107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SG1O83915098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' Report and               Mgmt          For                            For
       audited accounts of the Company for the YE
       31 DEC 2007 together with the Auditors report
       thereon

2.     Approve to declare the first and final tax exempt         Mgmt          For                            For
       [1-tier] dividend of 1.5 cents per ordinary
       share for the YE 31 DEC 2007

3.     Re-elect Mr. Yao Hsiao Tung as a Director, who            Mgmt          For                            For
       retires pursuant to Articles 91of the Company's
       Articles of Association

4.     Re-elect Dr. Tan Khee Giap as a Director, who             Mgmt          For                            For
       retires pursuant to Article 91of the Company's
       Articles of Association

5.     Approve the payment of Director's fee of SGD              Mgmt          For                            For
       38,596 for Mr. Yao Hsiao Tung for the YE 31
       DEC 2005 and 2006

6.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 358,000.00 for the YE 31 DEC 2007

7.     Re-appoint Messrs. Ernst and Young as the Company's       Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact any other business                               Non-Voting

8.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50 and Rule
       806(2) of the listing manual of the Singapore
       Exchange Securities Trading Limited [Listing
       Manual], to allot and issue shares in the Company;
       and issue convertible securities and any shares
       in the Company pursuant to convertible securities
       [whether by way of rights, bonus or otherwise]
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors shall in their absolute discretion
       deem fit, provided that the aggregate number
       of shares to be issued pursuant to such authority
       shall not exceed 50% of the total number of
       issued share excluding treasury shares, of
       which the aggregate number of shares and convertible
       securities issued other than on pro-rata basis
       to the existing shareholders of the Company
       does not exceed 20% of the total number of
       issued share excluding treasury shares, for
       the purposes of this resolution and Rule 806[3]
       of the Listing Manual, the total number of
       issued shares excluding treasury shares is
       based on the issuer's total number of issued
       shares excluding treasury shares at the time
       this resolution is passed after adjusting for:
       i) new shares arising from the conversion or
       exercise of convertible securities; ii) new
       shares arising from exercising share options
       or vesting of share awards outstanding or subsisting
       at the time of the passing of this resolution,
       provided the options or awards were granted
       in compliance with the rules of the listing
       manual; and iii) any subsequent bonus issue,
       consolidation or subdivision of shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM is required by Law]

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, to offer and grant options in accordance
       with the Hi-P Employee Share Option Scheme
       [Scheme] and to issue such shares as may be
       required to be issued pursuant to the exercise
       of the options granted under the scheme provided
       always that the aggregate number of shares
       to be issued pursuant to the scheme shall not
       exceed 15% of the total number of issued share
       excluding treasury shares of the Company from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD, GRAND CAYMAN                                 Agenda Number:  701600391
--------------------------------------------------------------------------------------------------------------------------
    Security:  G44403106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  KYG444031069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors of the Company
       and the Auditors of the Company for the YE
       31 DEC 2007

2.     Declare the final dividend of RMB 8.4 cents               Mgmt          For                            For
       per share for the YE 31 DEC 2007

3.     Re-elect Mr. Xian Yang as an Executive Director           Mgmt          Against                        Against

4.     Re-elect Mr. Sun Jiankun as an Executive Director         Mgmt          Against                        Against

5.     Re-elect Mr. Wang Rong as an Executive Director           Mgmt          Against                        Against

6.     Re-elect Mr. Chan Chi Hing as an Independent              Mgmt          For                            For
       Non-Executive Director

7.     Re-elect Mr. Wang Zhiguo as an Independent Non-Executive  Mgmt          For                            For
       Director

8.     Re-elect Mr. Huang Rongsheng as an Independent            Mgmt          For                            For
       Non-Executive Director

9.     Authorize the Board of Directors [the 'Board']            Mgmt          For                            For
       to fix the Directors' remuneration

10.    Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

11.    Authorize the Directors, pursuant to the Rules            Mgmt          For                            For
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options during
       and after the relevant period, not exceeding
       the 20% of the aggregate nominal amount of
       the issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       any share option scheme or similar arrangement;
       or iii) any scrip dividend or similar arrangement;
       iv) any issue of shares in the Company upon
       the exercise of rights of subscription or conversion
       under the terms of any existing warrants of
       the Company or any existing securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of association of
       the Company or any applicable law of the Cayman
       Islands to be held]

12.    Authorize the Director to repurchase its shares           Mgmt          For                            For
       on the Stock Exchange or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong ["Securities and Futures
       Commission"] and the Stock Exchange for such
       purpose, and otherwise in accordance with the
       rules and regulations of the Securities and
       Futures Commission, the Stock Exchange or of
       any other stock exchange as amended from time
       to time and all applicable laws in this regard,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the passing of this resolution
       and the authority pursuant [as specified in
       this resolution] shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of association of
       the Company or any applicable law of the Cayman
       Islands to be held]

13.    Approve conditional upon the passing of Resolutions       Mgmt          For                            For
       11 and 12, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       any additional shares and to make or grant
       offers, agreements and options which might
       require the exercise of such powers pursuant
       to Resolution 11, by addition thereto of an
       amount representing the aggregate nominal amount
       of the share capital repurchased by the Company
       pursuant to Resolution 12, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HINO MOTORS,LTD.                                                                            Agenda Number:  701621232
--------------------------------------------------------------------------------------------------------------------------
    Security:  433406105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3792600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

5      Approve Purchase of Own Shares                            Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

7      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CAPITAL CORPORATION                                                                 Agenda Number:  701621193
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20286118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3786600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CHEMICAL COMPANY,LTD.                                                               Agenda Number:  701621218
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20160107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3785000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CONSTRUCTION MACHINERY CO.,LTD.                                                     Agenda Number:  701608208
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20244109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3787000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI HIGH-TECHNOLOGIES CORPORATION                                                       Agenda Number:  701621244
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57418105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3678800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI METALS,LTD.                                                                         Agenda Number:  701615873
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20538112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3786200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI,LTD.                                                                                Agenda Number:  701598089
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20454112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3788600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOCHTIEF AG, ESSEN                                                                          Agenda Number:  701507898
--------------------------------------------------------------------------------------------------------------------------
    Security:  D33134103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0006070006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 123, 555,000 as follows: payment
       of a dividend of EUR 1.30 per no-par share,
       EUR 32,555,000 shall be allocated to the revenue
       reserves, Ex-dividend and payable date: 09
       MAY 2009

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte         Mgmt          For                            For
       + Touche GmbH, Munich

6.a    Elections to the Supervisory Board: Mr. Angel             Mgmt          For                            For
       Garcia Altozano

6.b    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Hans-Peter Keitel

6.c    Elections to the Supervisory Board: Mr. Marcelino         Mgmt          For                            For
       Fernandez Verdes

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       on or before 07 NOV 2009; the shares may be
       acquired through the stock exchange, by way
       of a public repurchase offer to all shareholders,
       or by means of call or put options at a price
       not deviating more than 10 % from the market
       price of the shares; the Board of Managing
       Directors shall be authorized to grant subscription
       rights to the shares to holders of option and
       conversion rights if the shares are offered
       to all shareholders; the Board of Managing
       Directors shall also be authorized to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below the market price of identical shares,
       to use the shares in connection with mergers
       and acquisitions, to float the shares on Foreign
       Stock Exchanges, to us e the shares as employee
       shares or for satisfying existing convenient
       and/or and/or option rights, and to retire
       the shares

8.     Approval of the Profit Transfer Agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Ho-Chtief
       Property Management GmbH, effective ret-roactively
       from 01 AUG 2007, until at least 31 DEC 2012




--------------------------------------------------------------------------------------------------------------------------
 HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED                                                Agenda Number:  701610544
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21378104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3850200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOKUHOKU FINANCIAL GROUP, INC.                                                              Agenda Number:  701616483
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21903109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3842400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOKURIKU ELECTRIC POWER COMPANY                                                             Agenda Number:  701621092
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22050108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3845400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

2.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOLCIM LTD, RAPPERSWIL-JONA                                                                 Agenda Number:  701541523
--------------------------------------------------------------------------------------------------------------------------
    Security:  H36940130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CH0012214059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438788, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements and notes [including remuneration
       report] and consolidated financial statements

2.     Grant discharge to the members of the Board               Mgmt          For                            For
       of Directors for the 2007 FY

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit: CHF 2,446,597,614.00: ordinary dividend
       of CHF 3.30 per registered share of CHF 2 par
       value on the registered share capital entitled
       to dividend of CHF 525,834,482.00: CHF 867,626,895.00;
       to free reserves: CHF 1,500,000,000.00; profit
       carried forward to the new account: CHF 78,970,719.00;
       and to pay the dividend of 31 MAY 2008

4.1.1  Re-elect Mr. Andreas Von Planta, as a Member              Mgmt          For                            For
       of the Board of Directors for a further term
       of office of 3 years

4.1.2  Re-elect Mr. Erich Hinziker, as a Member of               Mgmt          For                            For
       the Board of Directors for a further term of
       office of 3 years

4.2.1  Elect Mrs. Christine Binswanger, as a Member              Mgmt          For                            For
       of the Board of Directors for a term of office
       of 3 years

4.2.2  Elect Mr. Robert F. Spoerry, as a Member of               Mgmt          For                            For
       the Board of Directors for a term of office
       of 3 years

4.3    Approve the mandate for the Auditors for the              Mgmt          For                            For
       2008 FY on Ernst & Young Ltd. Zurich

5.     Amend Article 8 Section 4 and Article 21 paragraph        Mgmt          For                            For
       1 and 2 of the Articles of Incorporation, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 HOLMEN AB, STOCKHOLM                                                                        Agenda Number:  701472261
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4200N112                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SE0000109290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Fredrik Lundberg as a Chairman of               Mgmt          For                            For
       the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the adjusters to approve the minutes of             Mgmt          For                            For
       the meeting

6.     Approve the due convening of the meeting                  Mgmt          For                            For

7.     Receive the annual report and the consolidated            Mgmt          For                            For
       financial statements, and the report of the
       Auditors and the consolidated report of the
       Auditors, address by Chief Executive Officer

8.     Approve the matters arising from the above reports        Mgmt          For                            For

9.     Adopt the Parent Company's income statement               Mgmt          For                            For
       and balance sheet and the consolidated income
       statement and balance sheet

10.    Approve the treatment of the Company's unappropriated     Mgmt          For                            For
       earnings as stated in the adopted balance sheet

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the Chief Executive Officer from liability

12.    Elect the number of Members of the Board to               Mgmt          For                            For
       be elected by the meeting be set at 9

13.    Approve to pay a fee of SEK 2,475,000 to the              Mgmt          For                            For
       Board, of which SEK 550,000 to the Chairman,
       and SEK 275,000 to each of the Members elected
       by the AGM who is not an employee of the Company;
       compensation to the Auditors shall be paid
       against invoice

14.    Re-elect Messrs. Fredrik Lundberg, Lilian Fossum,         Mgmt          For                            For
       Magnus Hall, Carl Kempe, Curt Kallstromer,
       Hans Larsson, Ulf Lundahl, Goran Lundin and
       Bengt Pettersson as the Members of the Board;
       elect Mr. Fredrik Lundberg as the Chairman
       of the Board

15.    Re-elect the authorized Public Accounting Firm            Mgmt          For                            For
       KPMG Bohlins AB as the Auditors; elect the
       authorized Public Accountant Mr. George Pettersson
       as a Principal Auditor

16.    Approve the information about the Nomination              Mgmt          For                            For
       Committee at the 2009 AGM

17.    Approve the specified guidelines for determining          Mgmt          For                            For
       the salary and other remuneration of the Chief
       Executive Officer and the Senior Management

18.    Authorize the Board to make decisions, on one             Mgmt          For                            For
       or more occasions, to buy back Series 'A' or
       Series 'B' shares in the Company, or combinations
       thereof to the extent that the Company's holding
       of its own shares does not at any time exceed
       10% of all the shares in the Company; the share
       purchases shall be transacted via OMX Nordic
       Exchange Stockholm at prevailing listed prices;
       and to make decisions between now and the next
       AGM to use the Company's holding of its own
       shares as payment in connection with the acquisition
       of the companies or lines of business or to
       finance such acquisitions, in which case the
       shares shall be sold via OMX Nordic Exchange
       Stockholm; the mandate may be exercised on
       one or more occasions and may include the Company's
       entire holding of its own shares at the time
       of the Board's decision; and the right to decide
       to waive the prior rights of existing shareholders;
       [Authority expires at the next AGM]

19.    Approve the issue of call options in respect              Mgmt          For                            For
       of bought back shares and to transfer bought
       back shares in connection with the redemption
       of call options [incentive scheme], as specified

20.    Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HONDA MOTOR CO.,LTD.                                                                        Agenda Number:  701603664
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22302111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3854600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Amend the Articles of Incorporation                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG & CHINA GAS LTD                                                                   Agenda Number:  701556031
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y33370100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  HK0003000038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of accounts for the FYE             Mgmt          For                            For
       31 DEC 2007 and the reports of the Directors
       and the Auditors thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Dr. The Hon. Lee Shau Kee as a Director          Mgmt          For                            For

3.II   Re-elect Mr. Liu Lit Man as a Director                    Mgmt          Against                        Against

3.III  Re-elect Mr. Leung Hay Man as a Director                  Mgmt          For                            For

3.IV   Re-elect Mr. James Kwan Yuk Choi as a Director            Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM and authorize the Directors
       to fix their remuneration

5.I    Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of the Stock Exchange of Hong Kong Limited
       [the Listing Committee] granting listing and
       permission to deal in the new shares of HKD
       0.25 each in the capital of the Company to
       be issued pursuant to this resolution [Bonus
       Shares] and upon the recommendation of the
       Directors of the Company, an amount standing
       to the credit of the share premium account
       of the Company equal to one-tenth of the aggregate
       nominal amount of the share capital of the
       Company in issue on 09 MAY 2008 be capitalized
       and authorize the Directors of the Company,
       to apply such sum in paying up in full at par
       such number of Bonus Shares in the capital
       of the Company which is equal to one-tenth
       of the number of shares in issue on 09 MAY
       2008 to be allotted and credited as fully paid
       to and among the shareholders of the Company
       whose names are on the register of Members
       on 09 MAY 2008 on the basis of one Bonus Share
       for every 10 shares held by such shareholders
       on such date and that the Bonus Shares, pursuant
       to this resolution shall rank pari passu in
       the respects with the existing issued shares
       except that they will not be entitled to participate
       in any dividend declared or recommended by
       the Company in respect of the FYE 31 DEC 2007
       and to deal with any fractions arising from
       the distribution by the sale of Bonus Shares
       representing such fractions and to retain the
       net proceeds for the benefit of the Company
       to do all acts and things as may be necessary
       and expedient in connection with the issue
       of Bonus Shares

5.II   Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares, during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company; [Authority expires
       at the earlier of the conclusion of the next
       AGM or the expiration of the period within
       which the next AGM of the Company is required
       by Articles of Association of the Company or
       by law to be held]

5.III  Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and otherwise deal additional shares
       and make, issue or grant offers, agreements,
       options and warrants during and after the relevant
       period, where shares are to be allotted wholly
       for cash 10% and in any event 20% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       i) a rights issue; ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Articles of Association
       of the Company or by law to be held]

5.IV   Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5[II] and 5[III], to extend the general mandate
       granted to the Directors pursuant to Resolution
       5[III], to allot, issue and otherwise deal
       with the shares in the capital of the Company
       and to make, issue or grant offers, agreements,
       options and warrants, by addition to an amount
       representing the total nominal amount of the
       share capital of the Company purchased pursuant
       to Resolution 5[II], provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG EXCHANGES AND CLEARING LTD                                                        Agenda Number:  701532980
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3506N139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  HK0388045442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456672. DUE TO ADDITION OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the audited accounts for the YE 31 DEC            Mgmt          For                            For
       2007 together with the reports of the Directors
       and the Auditor thereon

2.     Declare a final dividend of HKD 3.40 per share            Mgmt          For                            For

3.a    Elect Dr. Bill C.P. Kwok as a Director                    Mgmt          For                            For

3.b    Elect Mr. Vincent K.H. Lee as a Director                  Mgmt          For                            For

3.c    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       elect Mr. Robert E.J. Bunker as a Director

3.d    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       elect Mr. Gilbert K.T. Chu as a Director

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of HKEx and authorize the Directors to fix
       their remuneration

5.     Authorize the Directors, subject to paragraph             Mgmt          For                            For
       of the HKEx to repurchase shares of the HKEx
       on The Stock Exchange or any other stock exchange
       on which the shares of the HKEx may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time; and the aggregate nominal amount
       of shares which HKEx is authorized to repurchase
       pursuant to the mandate in this resolution
       above shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the HKEx at the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the HKEx
       or the expiration of the period within which
       the next AGM of the HKEx is required By Law
       to be held]




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701428193
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y33549117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the terms and conditions of the agreement        Mgmt          For                            For
       made between the Company and Cheung Kong Infrastructure
       Holdings Limited [CKI] dated 30 OCT 2007 [the
       Agreement]; the acquisition by the Company
       of 50% of the entire issued share capital of
       Stanley Power Incorporation as at the completion
       date of the Agreement and the carrying out
       by the Company of the related transactions
       [collectively, the Transactions] as contemplated
       under the Agreement, and/or as set out in the
       circular to the shareholders of the Company
       dated 20 NOV 2007 [the Circular]; and the implementation,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the Agreement and/or the Transactions; and
       authorize any 2 Executive Directors of the
       Company to execute all such documents and deeds
       [and if necessary apply the common seal of
       the Company thereto] and do all such acts,
       matters and things as they may in their discretion
       consider necessary or desirable on behalf of
       the Company for the purpose of implementing,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the Agreement and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement and/or any deed, document, undertaking
       or obligation entered into or associated with
       the Agreement and/or the Transactions, including
       agreeing any modifications, amendments, waivers,
       variations or extensions of the Agreement and
       /or any deed, document, undertaking or obligation
       entered into or associated with the Agreement
       and/or any deed, document, undertaking or obligation
       entered into or associated with the Agreement
       and/or the Transactions, as such Directors
       may deem fit




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701518310
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y33549117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of accounts and the reports         Mgmt          For                            For
       of the Directors and Auditors for the YE 31
       DEC 2007

2.     Decelare a final dividend                                 Mgmt          For                            For

3.1    Elect Mr. Canning Fok Kin-ning as a Director              Mgmt          For                            For

3.2    Elect Mr. Tso Kai-sum as a Director                       Mgmt          For                            For

3.3    Elect Mr. Ronald Joseph Arculli as a Director             Mgmt          For                            For

3.4    Elect Mr. Susan Chow Woo Mo-fong as a Director            Mgmt          For                            For

3.5    Elect Mr. Andrew John Hunter as a Director                Mgmt          For                            For

3.6    Elect Mr. Kam Hing-lam as a Director                      Mgmt          For                            For

3.7    Elect Mr. Holger kluge as a Director                      Mgmt          Against                        Against

3.8    Elect Mr. Victor Li Tzar-kuoi as a Director               Mgmt          For                            For

3.9    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.10   Elect Mr. Yuen Sui-see as a Director                      Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Board to fix their remuneration

5.     Authorize the Directors, during and after the             Mgmt          For                            For
       relevant period, to issue and dispose of additional
       shares of the Company not exceeding 20% of
       the existing issued share capital of the Company,
       and grant offers or options [including bonds
       and debentures convertible into shares of the
       Company]; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 1.00 each in the issued capital
       of the Company during the relevant period of
       all powers of Company in accordance with all
       applicable laws and requirements of the Rules
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited as amended
       from time to time , not exceeding 10% of the
       number of the issued shares at the date of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law]

7.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares pursuant to Resolution
       5 as specified by the addition thereto of an
       amount [the aggregate nominal amount of any
       share capital of the Company repurchased by
       the Company under the authority granted pursuant
       to Resolution 6 as specified], not exceeding
       10% of the aggregate nominal amount of the
       existing issued share capital of the Company
       as at the date of passing of the Relevant Resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG ELEC HLDGS LTD                                                                     Agenda Number:  701624163
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y33549117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  HK0006000050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the terms and conditions of the agreement        Mgmt          For                            For
       made between the Company and Cheung Kong Infrastructure
       Holdings Limited [CKI] dated 16 MAY 2008 [the
       Agreement], as specified the acquisition by
       the Company of 50% of the entire issued share
       capital of Wellington Electricity Distribution
       Network Holdings Limited as at completion of
       the agreement and the carrying out by the Company
       of the related transactions as contemplated
       under the agreement [collectively, the Transactions],
       and/or as specified and the implementation,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the agreement and/or the transactions; and
       authorize any 2 Executive Directors of the
       Company to execute all such documents and deeds
       [and if necessary apply the common seal of
       the Company thereto] and do and all such acts,
       matters and things as they may in their discretion
       consider necessary or desirable on behalf of
       the Company for the purpose of implementing,
       and otherwise in connection with, the agreement
       and the transactions, and the implementation,
       exercise or enforcement of any of the rights,
       and performance of any of the obligations under
       the agreement and/or any deed, document, undertaking
       or obligation entered into or associated with
       the agreement and/or the transactions, including
       agreeing any modifications, amendments, waivers,
       variations or extensions of the agreement and/or
       any deed, document, undertaking or obligation
       entered into or associated with the agreement
       and/or the transactions, as such the Directors
       may deem fit




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701539489
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4587L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          For                            For
       Auditor's report for the YE 31 DEC 2007 and
       declare a final dividend

2.     Re-elect Mr. Charles Allen-Jones as a Director            Mgmt          For                            For

3.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

4.     Re-elect Mr. Henry Keswick as a Director                  Mgmt          For                            For

5.     Approve to fix the Directors' fees                        Mgmt          For                            For

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors, to allot or issue shares         Mgmt          For                            For
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, otherwise
       than pursuant to a rights issue [for the purpose
       of this resolution] [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory], or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully-paid shares of
       the Company, not exceeding USD 11.4 million,
       up to an aggregate nominal amount of USD 76.5
       million; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by law to be held]

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and in accordance with all applicable Laws
       and regulations during the relevant period
       [for the purposes of this resolution], to purchase
       its own shares and the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to this resolution shall
       be less than 15% of the aggregate nominal amount
       of the existing issued share capital of the
       Company at the date of this meeting, and such
       approval shall be limited accordingly, and
       said the approval of this resolution shall,
       where permitted by applicable Laws and regulations
       and subject to the limitation in this Resolution,
       extend to permit the purchase of shares of
       the Company i) by subsidiaries of the Company;
       ii) pursuant to the terms of put warrants or
       financial instruments having similar effect
       [Put Warrants] whereby the Company can be required
       to purchase its own shares, provided that where
       Put Warrants are issued or offered pursuant
       to a rights issue [as specified in Resolution
       7] the price which the Company may pay for
       shares purchased on exercise of Put Warrants
       shall not exceed 15% more than the average
       of the market quotations for the shares for
       a period of not more than 30 nor less than
       the five dealing days falling one day prior
       to the date of any public announcement by the
       Company of the proposed issue of Put Warrants;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which such meeting is required by Law
       to be held]




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HLDGS LTD                                                                          Agenda Number:  701362220
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y37129148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  HK0054007841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditor's
       for the YE 30 JUN 2007

2.1    Approve the recommended final dividend of HK              Mgmt          For                            For
       82 cents per share

2.2    Approve the recommended special dividend of               Mgmt          For                            For
       HK 35 cents per share

3.1    Re-elect Sir Gordon Ying Sheung WU as a Director          Mgmt          Against                        Against

3.2    Re-elect Mr. Thomas Jefferson WU as a Director            Mgmt          For                            For

3.3    Re-elect Mr. Henry Hin Moh LEE as a Director              Mgmt          Against                        Against

3.4    Re-elect Mr. Robert Van Jin NIEN as a Director            Mgmt          For                            For

3.5    Re-elect Mr. Carmelo Ka Sze LEE as a Director             Mgmt          Against                        Against

3.6    Re-elect Mr. Lee Yick NAM as a Director                   Mgmt          For                            For

3.7    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purposes, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.2    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company and to make or grant offers, agreements
       or options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company] during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, [otherwise than as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time or pursuant to
       a rights issue (as specified) or pursuant to
       the exercise of any rights of subscription
       or conversion under any existing warrants,
       bonds, debentures, notes and other securities
       issued by the Company or any share option scheme];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to allot shares pursuant to
       Resolution 5.2 by the addition thereto of an
       amount representing the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5.1 as specified, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HOYA CORPORATION                                                                            Agenda Number:  701610900
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22848105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3837800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701520454
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4634U169                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and reports of the            Mgmt          For                            For
       Directors and of the Auditors for the 2007

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       2007

3.1    Re-elect Mr. S .A. Catz as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. V. H. C. Cheng as a Director                 Mgmt          For                            For

3.3    Re-elect Mr. J. D. Coombe as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. J. L .Duran as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. D. J. Flint as a Director                    Mgmt          For                            For

3.6    Re-elect Mr. A. A. Flockhart as a Director                Mgmt          For                            For

3.7    Re-elect Mr. W. K .L .Fung as a Director                  Mgmt          For                            For

3.8    Re-elect Mr. S. T. Gulliver as a Director                 Mgmt          For                            For

3.9    Re-elect Mr. J .W .J. Hughes-Hallett as a Director        Mgmt          For                            For

3.10   Re-elect Mr. W. S. H. Laidlaw as a Director               Mgmt          For                            For

3.11   Re-elect Mr. N. R. N. Murthy as a Director                Mgmt          For                            For

3.12   Re-elect Mr. S. W. Newton as a Director                   Mgmt          For                            For

4.     Re-appoint KPMG Audit Plc as the Auditor at               Mgmt          For                            For
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.6    Approve to disapply the pre-emption rights                Mgmt          For                            For

7.     Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

S.8    Approve to alter the Article of Association               Mgmt          Against                        Against

S.9    Approve to alter the Article of Association               Mgmt          For                            For
       with effect from 01 OCT 2008

10.    Amend the rules for the HSBC Share Plan                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUNTER DOUGLAS NV                                                                           Agenda Number:  701599601
--------------------------------------------------------------------------------------------------------------------------
    Security:  N4327C122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  ANN4327C1220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report to the shareholders                    Mgmt          For                            For

2.     Approve to confirm the 2007 annual accounts               Mgmt          For                            For

3.     Approve the Management and release of the Directors       Mgmt          For                            For

4.     Approve the dividend declaration common shares            Mgmt          For                            For

5.     Elect the Directors and substitute[s] pursuant            Mgmt          For                            For
       to Article 14-20 of the Articles of Association

6.     Appoint the auditors                                      Mgmt          For                            For

7.     Amend the Articles of Association                         Mgmt          For                            For

8.     Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HUNTER DOUGLAS NV                                                                           Agenda Number:  701600620
--------------------------------------------------------------------------------------------------------------------------
    Security:  N4327C122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  ANN4327C1220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the dividend distribution                         Mgmt          For                            For

2.     Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HUSKY ENERGY INC                                                                            Agenda Number:  701522763
--------------------------------------------------------------------------------------------------------------------------
    Security:  448055103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CA4480551031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Victor T.K. Li as a Director                    Mgmt          For                            For

1.2    Elect Mr. Canning K.N. Fok as a Director                  Mgmt          For                            For

1.3    Elect Mr. R. Donald Fullerton as a Director               Mgmt          For                            For

1.4    Elect Mr. Martin J.G. Glynn as a Director                 Mgmt          For                            For

1.5    Elect Mr. Holger Kluge as a Director                      Mgmt          For                            For

1.6    Elect Mr. Poh Chan Koh as a Director                      Mgmt          For                            For

1.7    Elect Ms. Eva Lee Kwok as a Director                      Mgmt          For                            For

1.8    Elect Mr. Stanley T.L. Kwok as a Director                 Mgmt          For                            For

1.9    Elect Mr. John C.S. Lau as a Director                     Mgmt          For                            For

1.10   Elect Mr. Colin S. Russel as a Director                   Mgmt          For                            For

1.11   Elect Mr. Wayne E. Shaw as a Director                     Mgmt          For                            For

1.12   Elect Mr. William Shurniak as a Director                  Mgmt          For                            For

1.13   Elect Mr. Frank J. Sixt as a Director                     Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors of the Corporation       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUSQVARNA AB                                                                                Agenda Number:  701496576
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4235G116                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SE0001662230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening the AGM                                           Mgmt          For                            For

2.     Elect Mr. Lars Westerberg as the Chairman of              Mgmt          For                            For
       the AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 minute-checkers                              Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened

7.     Receive the annual report and the audit report            Mgmt          Abstain                        Against
       as well as the consolidated accounts and the
       audit report of the Group and in connection
       therewith, the President's business report

8.a    Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss statement and the consolidated balance
       sheet

8.b    Approve a dividend for the FY 2007 of SEK 2.25            Mgmt          For                            For
       per share and Monday, 28 APR 2008 as record
       date for the dividend; if the AGM resolves
       in accordance with the Board of Director's
       proposal, the estimated date for the payment
       of the dividend is Friday, 02 MAY 2008

8.c    Grand discharge from liability of the Directors           Mgmt          For                            For
       and the President

9.     Approve that the Board of Directors shall comprise        Mgmt          For                            For
       9 Directors without Deputies

10.    Approve a total Board remuneration of SEK 5,345,000       Mgmt          For                            For
       to be divided in accordance with the following:
       SEK 1,600,000 to the Chairman of the Board,
       SEK 460,000 to each of the Directors elected
       by the General Meeting and not employed by
       the Company and the Chairman of the Remuneration
       Committee shall receive SEK 100,000 and the
       2 Members SEK 50,000 each and the Chairman
       of the Audit Committee receive SEK 175,000
       and the 2 Members shall receive SEK 75,000
       each and that the Auditor's fee shall be paid
       on the basis of the approved invoice; the payment
       of remuneration to the Board Directors in the
       form of synthetic shares, as specified

11.    Re-elect Messrs. Lars Westerberg, Bengt Andersson,        Mgmt          For                            For
       Peggy Bruzelius, Borje Ekholm, Tom Johnstone,
       Anders Moberg, Gun Nilsson, and Robert F. Connolly
       and elect Mr. Ulf Lundahl as the Directors
       and appoint Mr. Lars Westerberg as the Chairman
       of the Board

12.    Approve the Nomination Committee as specified             Mgmt          For                            For

13.    Approve the specified principles for remuneration         Mgmt          For                            For
       and other conditions of employment for Husqvarna
       Group Management

14.    Adopt the Long Term Incentive Program [LTI 2008]          Mgmt          For                            For
       as specified

15.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       the Company's own shares and to transfer the
       Company's own shares until the next AGM as
       specified

16.    Authorize the Board to resolve to issue not               Mgmt          For                            For
       more than 38,500,000 shares of Series A and
       Series B for payment in kind, on one or several
       occasions during the peiod until the next AGM;
       the division between shares of Series A and
       Series B shall substantially correspond to
       the division of shares at the time of the issue
       of new shares; the price of the new shares
       shall be based on the market price of the Company's
       shares

17.    Other matters to be dealt with by the meeting             Non-Voting
       pursuant to the Companies Act

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUSQVARNA AB                                                                                Agenda Number:  701538350
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4235G116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SE0001662230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 446588 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening the AGM                                           Mgmt          For                            For

2.     Elect Mr. Lars Westerberg as the Chairman of              Mgmt          For                            For
       the AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 minute-checkers                              Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened

7.     Receive the annual report and the audit report            Mgmt          Abstain                        Against
       as well as the consolidated accounts and the
       audit report of the Group and in connection
       therewith, the President's business report

8.A    Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet as well as the consolidated profit
       and loss statement and the consolidated balance
       sheet

8.B    Approve a dividend for the FY 2007 of SEK 2.25            Mgmt          For                            For
       per share and Monday, 28 APR 2008 as record
       date for the dividend; if the AGM resolves
       in accordance with the Board of Director's
       proposal, the estimated date for the payment
       of the dividend is Friday, 02 MAY 2008

8.C    Grand discharge from liability of the Directors           Mgmt          For                            For
       and the President

9.     Approve that the Board of Directors shall comprise        Mgmt          For                            For
       9 Directors without Deputies

10.    Approve a total Board remuneration of SEK 5,345,000       Mgmt          For                            For
       to be divided in accordance with the following:
       SEK 1,600,000 to the Chairman of the Board,
       SEK 460,000 to each of the Directors elected
       by the General Meeting and not employed by
       the Company and the Chairman of the Remuneration
       Committee shall receive SEK 100,000 and the
       2 Members SEK 50,000 each and the Chairman
       of the Audit Committee receive SEK 175,000
       and the 2 Members shall receive SEK 75,000
       each and that the Auditor's fee shall be paid
       on the basis of the approved invoice; the payment
       of remuneration to the Board Directors in the
       form of synthetic shares, as specified

11.    Re-elect Messrs. Lars Westerberg, Bengt Andersson,        Mgmt          For                            For
       Peggy Bruzelius, Borje Ekholm, Tom Johnstone,
       Anders Moberg, Gun Nilsson, and Robert F. Connolly
       and elect Mr. Ulf Lundahl as the Directors
       and appoint Mr. Lars Westerberg as the Chairman
       of the Board

12.    Approve the Nomination Committee as specified             Mgmt          For                            For

13.    Approve the specified principles for remuneration         Mgmt          For                            For
       and other conditions of employment for Husqvarna
       Group Management

14.    Adopt the Long Term Incentive Program [LTI 2008]          Mgmt          For                            For
       as specified

15.A   Authorize the Board, to acquire the Company's             Mgmt          For                            For
       own shares until the next AG M in accordance
       with the following: 1. the Company may acquire
       a number of shares of series B so that the
       Company holds no more than 3% of the total
       number of shares in the Company after each
       acquisition; 2. the shares shall be acquired
       at the OMX Nordic Exchange Stockholm; 3. the
       acquisitions of shares over the stock exchange
       may only take place at a price within the registered
       spread at any given time; 4. payment for the
       shares shall be made in cash; the acquisitions
       may only take place in order to hedge the Company's
       obligations (including social charges) pursuant
       to LTI 2008 as proposed in Resolution 14

15.B   Authorizes the Board to transfer the Company's            Mgmt          For                            For
       own shares until the next AGM in accordance
       with the following: 1. the Company may transfer
       such own shares of series B that the Company
       holds at the time of the Board of Directors
       decision 2. the shares shall be transferred
       at the OMX Nordic Exchange Stockholm; 3. the
       transfer of shares over the stock exchange
       may only take place at a price within the registered
       spread at any given time; 4. payment for the
       shares shall be made in cash; the reason for
       the Board of Directors proposal is that the
       Company shall have the opportunity to, on an
       ongoing basis, adapt the number of shares that
       is held by the Company as a hedge of the Company's
       obligations pursuant to implemented incentive
       programs

15.C   Approve to transfer the Company's own shares              Mgmt          For                            For
       in accordance with the following: 1. at most
       624,000 shares of series B may be transferred;
       2. the participants in the abovementioned program
       (the 'Participants') shall be entitled to receive
       the shares. each participant shall be entitled
       to a maximum number of shares in accordance
       with the conditions of the program; 3. a participants
       right to receive shares is conditional upon
       that all conditions of the program are fulfilled;
       4. transfers of shares under the Husqvarna
       Performance Share plan 2006 will be made without
       consideration; 5. the number of shares that
       may be transferred in connection with the program
       will be subject to recalculation in case the
       Company carries out a bonus issue, a split,
       a rights issue or similar, all in accordance
       with the conditions of the program; the transfer
       of own shares is a part of the Performance
       Share Program for Husqvarna, resolved by the
       AGM of AB Electrolux (publ) in 2006

15.D   Approve to transfer the Company's own shares              Mgmt          For                            For
       in accordance with the following: 1. at most
       1,426,000 shares of series B may be transferred;
       2. the participants in the abovementioned program
       (the 'Participants') shall be entitled to receive
       the shares. Each Participant shall be entitled
       to a maximum number of shares in accordance
       with the conditions of the program;  3. a participants
       right to receive shares is conditional upon
       that all conditions of the program are fulfilled;
       4. transfers of shares in accordance with share
       awards granted under LTI 2007 will be made
       without consideration; 5. transfers of shares
       in accordance with the employee stock options
       granted under LTI 2007 will be made at a price
       corresponding to 110% of the close price of
       the Company’s series B share on the OMX
       Nordic Exchange Stockholm during a period of
       10 trading days prior to the grant of options;
       6. the number of shares that may be transferred
       in connection with the program will be subject
       to recalculation in case the Company carries
       out a bonus issue, a split, a rights issue
       or similar, all in accordance with the conditions
       of the program; the transfer of own shares
       is a part of the performance share program
       for LTI 2007 resolved by Husqvarna AB's Annual
       General Meeting in 2007

15.E   Approve to transfer the Company's own shares              Mgmt          For                            For
       in accordance with the following: 1. at most
       3,700,000 shares of series B may be transferred;
       2. the participants in the abovementioned programs
       (the 'Participants') shall be entitled to receive
       the shares, each Participant shall be entitled
       to a maximum number of shares in accordance
       with the conditions of the program; 3. a participants
       right to receive shares is conditional upon
       that all conditions of the program are fulfilled;
       4. transfers of shares in accordance with share
       awards granted under LTI 2008 will be made
       without consideration; 5. transfers of shares
       in accordance with the employee stock options
       granted under LTI 2008 will be made at a price
       corresponding to 110% of the close price of
       the Company's series B share on the OMX Nordic
       Exchange Stockholm during a period of 10 trading
       days prior to the grant of options;  6. the
       number of shares that may be transferred in
       connection with the program will be subject
       to recalculation in case the Company carries
       out a bonus issue, a split, a rights issue
       or similar, all in accordance with the conditions
       of the program; THE transfer of own shares
       is a part of LTI 2008 as proposed by the Board
       in Resolution 14

16.    Authorize the Board to resolve to issue not               Mgmt          For                            For
       more than 38,500,000 shares of Series A and
       Series B for payment in kind, on one or several
       occasions during the peiod until the next AGM;
       the division between shares of Series A and
       Series B shall substantially correspond to
       the division of shares at the time of the issue
       of new shares; the price of the new shares
       shall be based on the market price of the Company's
       shares

17.    Other matters to be dealt with by the meeting             Non-Voting
       pursuant to the Companies Act

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON TELECOMMUNICATIONS  INTL LTD                                                      Agenda Number:  701542082
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46714104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  KYG467141043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.a    Re-elect Mr. Chan Ting Yu as a Director of the            Mgmt          Against                        Against
       Company

2.b    Re-elect Mr. Wong King Fai, Peter as a Director           Mgmt          Against                        Against
       of the Company

2.c    Re-elect Mrs. Chow Woo Mo Fong, Susan as a Director       Mgmt          Against                        Against
       of the Company

2.d    Re-elect Mr. Frank John Sixt as a Director of             Mgmt          Against                        Against
       the Company

2.e    Re-elect Mr. John W. Stanton as a Director of             Mgmt          For                            For
       the Company

2.f    Re-elect Mr. Kevin Westley as a Director of               Mgmt          For                            For
       the Company

2.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix its remuneration

4.a    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Directors], subject to this resolution,
       to allot, issue and otherwise deal with new
       shares of the Company [the Shares] and to allot,
       issue or grant securities convertible into
       shares, or options, warrants or similar rights
       to subscribe for any shares or such convertible
       securities, and to make or grant offers, agreements,
       options and warrants during and after the relevant
       period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, otherwise than pursuant to the
       shares issued as a result of a rights issue,
       the exercise of the subscription or conversion
       rights attaching to any warrants or any securities
       convertible into shares or the exercise of
       the subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to persons such as Officers
       and/or employees of the Company and/or any
       of its subsidiaries of Shares or rights to
       acquire shares or any scrip dividend providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Articles of Association of the Company;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Law of the Cayman Islands to be held]

4.b    Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or repurchase on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange], or any other
       stock exchange on which the securities of the
       Company are or may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       shares including any form of depositary shares
       representing the right to receive such shares
       issued by the Company and to repurchase such
       securities, subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable law of the
       Cayman Islands to be held]

4.c    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolutions 4.A and 4.B, to add the aggregate
       nominal amount of the share capital of the
       Company which may be purchased or repurchased
       by the Company pursuant by Resolution 4.B,
       to the aggregate nominal amount of the share
       capital of the Company that may be allotted
       or issued or agreed conditionally or unconditionally
       to be allotted or issued by the Directors pursuant
       to Resolution 4.A, provided that such shares
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of this resolution

5.     Approve, conditionally on the approal of the              Mgmt          For                            For
       same by the shareholders of Hutchison Whampoa
       limited [the ultimate holding Company whose
       shares are listed on the main Board of The
       Stock Exchange of Hong Kong limited,] i) the
       existing plan mandate limit in respect of the
       granting of options to subscribe for shares[
       the" partner shares"] in partner Communications
       Company Limited; ["partner" an indirect non
       wholly; owned subsidiary of the Company whose
       shares are listed on Tel-Aviv Stock exchange
       with American depositary shares quoted on the
       US NASDAQ] under the share option plans of
       partner be refreshed and renewed to the extent
       and provided that the total number of partner
       shares which may be allotted and issued pursuant
       to the exercise of the options to be granted
       under the 2004 partner Share Option Plan shareholders
       of the Company dated 11 APR 2008 [excluding
       options previously granted outstanding, cancelled
       lapsed or exercised under all share option
       plan or partner] shall be increased by 8,142,000
       partner shares; and ii) the 2004 partner Share
       Option Plan amended by increasing the total
       number of partner shares reserved for issuance
       upon exercise of options to be granted under
       the 2004 partner Share Option Plan by 8,142,000
       partner shares

6.     Approve, with effect from the conclusion of               Mgmt          For                            For
       the meeting at which this resolution is passed,
       the proposed amendments to the 2004 Share Option
       Plan as specified of Partner Communications
       Company Limited; ["partner" an indirect no
       wholly owned subsidiary of the Company whose
       shares are listed on the Tel-Aviv Stock Exchange
       with American depository shares quoted on the
       US NASDAQ as specified and conditionally on
       the approval of the same by the shareholders
       of Partner and Hutchison Whampoa Limited[the
       ultimate holding Company of the Company whose
       shares are listed on the Main Board of the
       Stock Exchange of Hong Kong Limited], and authorize
       the Directors to do all such acts and things
       as may be necessary to carry out such amendments
       and [if any] modifications into effect




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701556055
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38024108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of audited accounts and             Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Li Tzar Kuoi, Victor as a Director           Mgmt          For                            For

3.2    Re-elect Mr. Fok Kin-ning, Canning as a Director          Mgmt          For                            For

3.3    Re-elect Mr. Kam Hing Lam as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. Holger Kluge as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Wong Chung Hin as a Director                 Mgmt          For                            For

4.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix the Auditor's remuneration

5.1    Approve a general mandate given to the Directors          Mgmt          For                            For
       to issue and dispose of additional ordinary
       shares of the Company not exceeding 20% of
       the existing issued ordinary share capital
       of the Company

5.2    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to repurchase ordinary
       shares of HKD 0.25 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange, not exceeding 10% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue at the date of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.3    Approve, the general granted to the Directors             Mgmt          For                            For
       to issue and dispose of additional ordinary
       shares pursuant to Ordinary Resolution Number
       1, to add an amount representing the aggregate
       nominal amount of the ordinary share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution Number 2, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued ordinary share capital
       of the Company at the date of this resolution

6.1    Approve, with effect from the conclusion of               Mgmt          For                            For
       the meeting at which this resolution is passed,
       the rules of the Share Option Plan adopted
       in 2004 by Partner Communications Company Limited
       [Partner, an indirect non-wholly owned subsidiary
       of the Company held through Hutchison Telecommunications
       International Limited [HTIL], whose shares
       are listed on the Tel-Aviv Stock Exchange with
       the American depositary shares quoted on US
       NASDAQ] [copy of which has been produced to
       the meeting and marked A]

6.2    Approve the shareholders of HTIL whose shares             Mgmt          For                            For
       are listed on the main board of The Stock Exchange
       of Hong Kong Limited and New York Stock Exchange,
       Including; i) the existing plan mandate limit
       in respect of the granting of options to subscribe
       for shares in Partner [the Partner Shares]
       under the Share Option Plans of partner be
       refreshed and renewed to the extent and provided
       that the total number of partner shares which
       may be allotted and issued pursuant to the
       exercise of the options to be granted under
       the 2004 Partner Share Option Plan as defined
       in the circular to shareholders of the Company
       dated 24 APR 2008 [excluding options previously
       granted, outstanding, cancelled, lapsed or
       exercised under all Share Option Plans of Partner]
       shall be increased by 8,142,000 Partner Shares;
       and ii) to amend the 2004 Partner Share Option
       Plan by increasing the total number of partner
       shares reserved for issuance upon exercise
       of options to be granted under the 2004 Partner
       Share Option Plan by 8,142,000 Partner shares

6.3    Approve, with effect from the conclusion of               Mgmt          For                            For
       the meeting at which this resolution is passed,
       the amendments to the 2004 Partner Share Option
       Plan as specified, and approve the same by
       the shareholders of Partner and HTIL subject
       to such modifications of the relevant amendments
       to the 2004 Partner Share Option Plan as the
       Directors of the Company may consider necessary,
       taking into account the requirements of the
       relevant regulatory authorities, including
       without limitation, The Stock Exchange of Hong
       Kong Limited, and authorize the Directors to
       do all such acts and things as may be necessary
       to carry out such amendments and [if any] modifications
       into effect

7.1    Approve the downward adjustment to the exercise           Mgmt          For                            For
       price of the HTIL Share Options [as defined
       in the circular to shareholders of the Company
       dated 24 APR 2008 [the Circular] outstanding
       and unvested at the date of payment of the
       HTIL transaction special dividend [as defined
       in the Circular] on a dollar-for-dollar basis

7.2    Approve the HTIL Share Option Terms change,               Mgmt          For                            For
       under which, inter alia, downward adjustment
       to the exercise price of the share options
       granted but not exercised as at the date of
       each payment of special dividend by HTIL shall
       be made by an amount which the HTIL Directors
       consider as reflecting the impact such payment
       will have or will likely to have on the trading
       prices of the ordinary shares of HTIL, provided
       that inter alia, a) the amount of the downward
       adjustment shall not exceed the amount of such
       special dividend to be paid; b) such adjustment
       shall take effect on the date of payment by
       HTIL of such special dividend; and c) the adjusted
       exercise price of the share options shall not,
       in any case, be less than the nominal value
       of the ordinary shares of HTIL

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HYPO REAL ESTATE HOLDING AG, MUENCHEN                                                       Agenda Number:  701551598
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3449E108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  DE0008027707
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 06 MAY 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 240,743,415.36 as follows: payment
       of a dividend of EUR 0.50 per share EUR 140,000,000
       shall be allocated to the revenue reserves
       EUR 189,284.36 shall be carried forward ex-dividend
       and payable date: 28 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          Abstain                        Against
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          Abstain                        Against
       Board

5.     Approval of amendments to the Articles of Association     Mgmt          For                            For
       arising from the acquisition of the DEPFA Group,
       including the increase of the size of the Supervisory
       Board from 6 to 12 Members

6.a    Elect Mr. Francesco Ago to the Supervisory Board          Mgmt          For                            For

6.b    Elect Mr. Johan van der Ende to the Supervisory           Mgmt          For                            For
       Board

6.c    Elect Mr. Gerhard Casper to the Supervisory               Mgmt          For                            For
       Board

6.d    Elect Mr. Thomas M. Kolbeck to the Supervisory            Mgmt          For                            For
       Board

6.e    Elect Mr. Maurice O. Connell to the Supervisory           Mgmt          For                            For
       Board

6.f    Elect Mr. Hans Tietmeyer to the Supervisory               Mgmt          For                            For
       Board

7.     Approval of an amendment to the Articles of               Mgmt          For                            For
       Association in respect of the shareholders;
       meeting Chairman possibly being someone other
       than the Supervisory Board Chairman or Deputy
       Chairman

8.     Resolution on the creation of new authorized              Mgmt          Against                        Against
       capital I, and the correspond amendments to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 180,000,000 through the
       issue of up to 60,000,000 new bearer shares
       against cash payment, on or before 27 MAY 2010;
       shareholders. subscription rights may be excluded
       for residual amounts and insofar as subscription
       rights are granted to holders of conversion
       or option rights

9.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital II, and the correspond amendments to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 60,000,000 throught he
       issue of up to 20,000,000 new bearer shares
       against cash payment, on or before 27 MAY 2010;
       shareholders subscription rights may be excluded
       for the issue of shares at a price not materially
       below their market price, for residual a mounts,
       and insofar as rights are granted to holders
       of conversion or option rights

10.    Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 26 NOV 2009; the
       acquired shares may be sold at a price not
       materially below their market price, used for
       the fulfillment of option and conversion rights,
       or retired

11.    Resolution on the authorization to issue bonds            Mgmt          For                            For
       or profit-sharing rights [part I], the creation
       of contingent capital, and the correspond amendments
       to the Articles of Association the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bonds or profit-sharing rights possibly conferring
       a conversion or option right for new shares
       of the Company, on or before 27 MAY 2010 the
       total nominal value of securities issued including
       those authorized pursuant to item12 - shall
       not exceed EUR 2,000,000,000; shareholders
       shall be granted subscription rights, except
       for the issue of securities at a price not
       materially below their theoretical market value,
       for the issue of securities not conveying a
       conversion or option right but with bond-like
       features, for residual amounts, and in so far
       as subscription rights are granted to holders
       of conversion or opt ion rights; the Company's
       share capital shall be increased by up to EUR
       60,000,000 through the issue of up to 20,000,000
       new bearer shares, insofar as conversion or
       option rights are exercised [2008 contingent
       capital I]

12.    Resolution on the authorization to issue bonds            Mgmt          For                            For
       or profit-sharing rights [part II], the creation
       of contingent capital, and the correspond amendments
       to the Articles of Association the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bonds or profit-sharing rights possibly conferring
       a conversion or option right for new shares
       of the Company, on or before 27 MAY 2010 the
       total nominal value of securities issued including
       those authorized pursuant to item 11 - shall
       not exceed EUR 2,000,000,000 shareholders shall
       be granted subscription rights, except for
       the issue of securities at a price not materially
       below their theoretical market value, for the
       issue of securities not conveying a conversion
       or option right but with bond-like features,
       for residual amounts, and in so far as subscription
       rights are granted to holders of conversion
       or opt ion rights the Company's share capital
       shall be increased by up to EUR 60,000,000
       through the issue of up to 20,000,000 new bearer
       shares, insofar as conversion or option rights
       are exercised [2008 contingent capital II]

13.    Approval of the profit transfer agreement with            Mgmt          For                            For
       DEPFA Deutsche Pfan Dbriefbank AG Pursuant
       to the agreement, DEPFA Deutsche Pfandbriefbank
       AG, a subsidiary of the Company with no outside
       shareholders, shall transfer its entire profits
       to the Company for an initial period of 5 years

14.    Appointment of Auditors for the 2008 FY: KPMG,            Mgmt          For                            For
       Berlin/Frankfurt

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       OF NAME OF THE CANDIDATE TO SUPERVISORY BOARD
       IN RESOLUTION NUMBER 6B. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701538691
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38203124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2007

3.i    Re-elect Mr. Peter Ting Chang Lee as the Director         Mgmt          For                            For

3.ii   Re-elect Sir David Akers-Jones as the Director            Mgmt          For                            For

3.iii  Re-elect Mr. Tom Behrens-Sorensen as the Director         Mgmt          For                            For

3.iv   Re-elect Mr. Chien Lee as the Director                    Mgmt          For                            For

3.v    Re-elect Mr. Ricky Tin For Tsang as the Director          Mgmt          For                            For

3.vi   Re-elect Ms. Wendy Wen Yee Yung as the Director           Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor of the Company at a fee to be
       agreed by the Directors

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 10% where the
       shares are to be allotted wholly for cash,
       and in any event 20% of the aggregate nominal
       amount of the share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period to purchase or otherwise acquire shares
       of HKD 5.00 each in the capital of the Company
       in accordance with all the applicable laws
       and the requirements of the Listing Rules,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 IBERDROLA SA, BILBAO                                                                        Agenda Number:  701506872
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6165F166                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  ES0144580Y14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 APR 2008 AT 11:30 CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED.  THANK YOU.

       SHAREHOLDERS WHO PARTICIPATE IN ANY FORM ATTHIS           Non-Voting
       GENERAL MEEETING, WHETHER DIRECTLY, BY PROXY,
       OR BY LONG DISTANCE VOTING, SHALL BE ENTITLED
       TO RECEIVE AN ATTENDANCE PREMIUM OF 0.005 EUROS
       GROSS PER SHARE.

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING IBERDROLA, S.A. CAN ALSO BE VIEWED
       ON THE COMPANY'S WEBSITE:
       HTTP://WWW.IBERDROLA.ES/WCORP/CORPORATIVA/
       IBERDROLA?IDPAGENACCANUNJGA2008&CODCACHE=12054
       889693981893

1.     Approve the individual annual financial statements        Mgmt          For                            For
       of IBERDROLA, S.A [balance sheet, profit and
       loss statement and notes] and of the consolidated
       financial statements of IBERDROLA, S,A and
       its subsidiaries [balance sheet, profit and
       loss statement of the changes in shareholders
       equity, statement of cash flows and notes ]
       for the FYE on 31 DEC 2007

2.     Approve the allocation of profit/losses and               Mgmt          For                            For
       the distribution of dividends for the FYE on
       31 DEC 2007

3.     Approve the individual Management report of               Mgmt          For                            For
       IBERDROLA, S.A, and of the consolidated management
       report of IBERDROLA, S.A, and its subsidiaries
       for the FYE 31 DEC 2007

4.     Approve the Management and actions of the Board           Mgmt          For                            For
       of Directors during the FYE 31 DEC 2007, as
       specified

5.     Ratify the interim appointment of Mr. Jose Luis           Mgmt          For                            For
       Olivas Martinez to fill a vacancy, as an External
       Proprietary Director, made after the holding
       of the last general shareholder's meeting

6.     Approve a system for variable compensation tied           Mgmt          For                            For
       both to the achievement of annual objectives
       and to the achievement of objectives set out
       in the 2008-2010 Strategic Plan for the Chairman
       and Chief Executive Officer and for managers
       through the delivery of shares, and delegation
       to the Board of Directors of the power to implement,
       develop, formalize and execute such compensation
       system

7.     Approve the capital increase for cash consideration,      Mgmt          For                            For
       by a nominal amount of 34,947,798 Euros, through
       the issuance and flotation of 46,597,064 new
       common shares with a par value of seventy-five
       euro cents [EUR 0.75] each and a share premium
       to be determined, pursuant to the provisions
       of section 159.1.C in fine of the Companies
       Law, by the Board of Directors, with express
       powers of delegation, on the date of execution
       of the resolution; the purpose of the capital
       increase is to fulfill the commitments assumed
       by Iberdola, S.A. within the framework of the
       Scottish Power Plc transaction and in the fourth
       Iberdola Group Collective Bargaining Agreement
       [Cuarto Convenio Colectivo Iberdola Grupo]
       regarding the policy of compensation to the
       employees in shares, thus allowing the Board
       of Directors to implement, develop and execute
       one or more plans directed to the employees
       of the Iberdola group  excluding the employees
       of Iberdrola Renovables, S.A.'s subsidiaries
       and subject to the restrictions resulting from
       the Code for the Separation of Activities;
       exclusion of pre-emptive rights and express
       provision for the possibility of incomplete
       subscription; and amend of Article 5 of the
       By-Laws in connection with the amount of share
       capital, as specified

8.     Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, for the derivative acquisition
       of the Company's own shares by the Company
       itself and/or by its subsidiaries, up to a
       maximum of five (5%) percent of the share capital,
       pursuant to applicable law, for which purpose
       the authorization granted by the shareholders
       at the general shareholders' meeting of 29
       MAR 2007 is hereby deprived of effect to the
       extent of the unused amount

9.     Approve the delegation to the Board of Directors,         Mgmt          For                            For
       with the express power of delegation, for a
       term of five years, of the power to issue:
       a) bonds or simple debentures and other fixed-income
       securities of a like nature [other than notes],
       as well as preferred stock, up to a maximum
       amount of twenty [20] billion euros, and b)
       notes up to a maximum amount, independently
       of the foregoing, of six [6] billion euros;
       and authorization for the Company to guarantee,
       within the limits set forth above, new issuances
       of securities by subsidiaries, for which purpose
       the delegation approved by the shareholders
       at the general shareholders' meeting held on
       29 MAR 2007 is hereby deprived of effect to
       the extent of the unused amount

10.    Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, to apply for the listing
       on and delisting from Spanish or foreign, official
       or unofficial, organized or other secondary
       markets of the shares, debentures, bonds, notes,
       preferred stock or any other securities issued
       or to be issued, and to adopt such resolutions
       as may be necessary to ensure the continued
       listing of the shares, debentures or other
       securities of the Company that may then be
       outstanding, for which purpose the authorization
       granted by the shareholders at the general
       shareholders' meeting of 29 MAR 2007 is hereby
       deprived of effect

11.    Authorize the Board of Directors, with the express        Mgmt          For                            For
       power of delegation, to create and fund Associations
       and Foundations, pursuant to applicable legal
       provisions, for which purpose the authorization
       granted by the shareholders at the general
       shareholders' meeting of 29 MAR 2007 is hereby
       deprived of effect to the extent of the unused
       amount

12.    Approve the delegation of powers to formalize             Mgmt          For                            For
       and execute all resolutions adopted by the
       shareholders at the general shareholders' meeting,
       for conversion thereof into a public instrument,
       and for the interpretation, correction and
       supplementation thereof or further elaboration
       thereon until the required registrations are
       made




--------------------------------------------------------------------------------------------------------------------------
 IBERIA LINEAS AEREAS DE ESPANA SA                                                           Agenda Number:  701556346
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6167M102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  ES0147200036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

I.1    Approve the appropriate, of the separate and              Mgmt          For                            For
       consolidated Annual Accounts and Directors;
       report of IBERIA, L.A.E. for the year ended
       31 DEC 2007

I.2    Approve the application of profits 2007                   Mgmt          For                            For

I.3    Approve the Examination of the Management of              Mgmt          For                            For
       Corporate affairs by the Board in 2007

I.4    Ratify the Directors                                      Mgmt          For                            For

I.5    Re-appoint the Auditors of the Company and its            Mgmt          For                            For
       Consolidated Group for 2008

I.6    Approve the maximum global amount of the Directors        Mgmt          For                            For
       emoluments

I.7    Authorize the Board to buy back shares in IBERIA,         Mgmt          For                            For
       L.A.E, directly or through subsidiaries, within
       18 months from the resolution adopted by the
       General Meeting, rendering void the Authorization
       granted at the AGM held on 30 MAY 2007

I.8    Authorize the Board, to delegate, to evidence             Mgmt          For                            For
       in a public instrument, remedy, register, interpret,
       develop and implement the resolutions adopted

II.1   Report on the amendments made to the regulations          Non-Voting
       of the Board since the last General Meeting

II.2   Report by the Board on the extra contents of              Non-Voting
       the Directors' report pursuant to the Securities
       Market Act's. 116 bis




--------------------------------------------------------------------------------------------------------------------------
 IBIDEN CO.,LTD.                                                                             Agenda Number:  701615253
--------------------------------------------------------------------------------------------------------------------------
    Security:  J23059116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3148800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4.     Amend the Compensation to be received by Directors        Mgmt          For                            For

5.     Issuance of New Share Acquisition Rights as               Mgmt          Against                        Against
       stock option remuneration to Directors

6.     Authorization of the Board of Directors to decide         Mgmt          For                            For
       on the terms of offering New Share Acquisition
       Rights, which are to be issued as stock options




--------------------------------------------------------------------------------------------------------------------------
 IBJ LEASING COMPANY,LIMITED                                                                 Agenda Number:  701622070
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2308V106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3286500008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IDEMITSU KOSAN CO.,LTD.                                                                     Agenda Number:  701610619
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2388K103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3142500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IFIL INVESTMENTS SPA, TORINO                                                                Agenda Number:  701537221
--------------------------------------------------------------------------------------------------------------------------
    Security:  T44352291                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  IT0001353173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2008 AT 08:30.CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       and report; any adjournment thereof

O.2    Authorize the buy back                                    Mgmt          For                            For

O.3    Appoint Board of Directors                                Mgmt          Abstain                        Against

O.4    Appoint Board of Auditors                                 Mgmt          For                            For

O.5    Approve the Stock Option Plan                             Mgmt          For                            For

O.6    Approve the staff variable wages payed through            Mgmt          For                            For
       own shares

E.1    Authorize the Board of Directors according to             Mgmt          For                            For
       Article 2443 and 2420 Codice Civile

E.2    Amend Article 8, 11 and 21 of Articles of Association     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IHI CORPORATION                                                                             Agenda Number:  701507002
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2398N105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  JP3134800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IHI CORPORATION                                                                             Agenda Number:  701613057
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2398N105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3134800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IMERYS, PARIS                                                                               Agenda Number:  701501581
--------------------------------------------------------------------------------------------------------------------------
    Security:  F49644101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  FR0000120859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007,
       as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and the appropriation of the income
       for the FY be appropriated as follows: income
       for the FY: EUR 50,239,677.57, prior retained
       earnings: EUR 419,498,632.61, balance available
       for distribution: EUR 469,738,310.18; the shareholders
       will receive a net dividend of EUR 1.90 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 13 MAY 2008; retained earnings:
       EUR 349,797,283.78 as required by law, the
       last three financial years, the dividends paid
       are as follows: EUR 1.80 for FY 2006, EUR 1.65
       for FY 2005 and EUR 1.50 for FY 2004

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-40 of
       the French Commercial Code and approve the
       agreements entered into or carried out during
       the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225.38
       and following ones and L.225.42.1 of the French
       Commercial Code, approve the collective regime
       of defined benefit pension scheme among which
       Mr. M. Gerard Buffiere, Chief Executive Officer
       and Directors, and Mr. M. Jerome Pecresse,
       Managing Director, as well as the modifications
       brought to this regime such as enabled by the
       Board of Directors in its session of 13 FEC
       2008

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       following ones and L.225.42.1 of the French
       Commercial Code, approves the modifications
       brought to the employment contract of M. Gerard
       Buffiere, Chief Executive Officer and Director,
       insight notably to determine the criteria of
       performance conditioning the granting of allowance
       of departure to be paid to him in case of termination
       of this contract on the initiative of the Company,
       such as enable by the Board of Directors in
       its session of 13 FEB 2008

O.7    Appoint Mr. M. Aimery Langlois Meurinne as a              Mgmt          For                            For
       Director until 2011

O.8    Appoint Mr. Gerard Buffiere as a Directors until          Mgmt          For                            For
       2011

O.9    Appoint Mr. M. Aldo Cardoso as a Director until           Mgmt          For                            For
       2011

O.10   Appoint Mr. M. Maximilinen De Limburg Stirum              Mgmt          For                            For
       as a Director until 2011

O.11   Appoint Mr. M. Jacques Veyrat as a Director               Mgmt          For                            For
       until 2011

O.12   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below; maximum
       purchase price: EUR 110.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, maximum funds invested in the share
       buy backs: EUR: 694,400,000.00; [Authority
       expires at an end of 18-months period]; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect; delegates
       all powers to the Board of Directors to take
       all necessary formalities

E.13   Authorize the Board of Directors to grant in              Mgmt          For                            For
       1 or more transactions, for the benefit of
       the employees and representatives of the Company,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       by the Company, it being provided that the
       maximal nominal amount of these options cannot
       exceed EUR 7,400,000.00; [Authority expires
       at the end of 38-month period]; the shareholders
       preferential subscription rights in favor of
       beneficiaries of stock-options; this amount
       shall count against the overall value ser forth
       in the Resolution 14; this authority supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 30 APR 2008
       in its Resolution 13; to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Board to grant for free, on 1               Mgmt          For                            For
       or more occasions, existing or future shares,
       in favor of the employees or the Corporate
       officers of the Company and related Companies;
       they may not represent more than EUR 7,400,000.00;
       the present delegation is given for 38-months
       period; the amount shall be count against the
       overall vale set forth in Resolution 13; decides
       to cancel the shareholders preferential subscription
       rights in favor of beneficiaries; this authorization
       supersedes the faction unused of the authorization
       granted by the shareholders meeting of 30 APR
       2008 in its Resolution 14; to take all necessary
       measures and accomplish all necessary formalities

E.15   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 IMI PLC                                                                                     Agenda Number:  701528777
--------------------------------------------------------------------------------------------------------------------------
    Security:  G47152106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB0004579636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Directors report and the            Mgmt          For                            For
       audited account for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Approve a final dividend at the rate of 12.7              Mgmt          For                            For
       pence per share on the ordinary share capital
       of the Company be declared for the YE 31 DEC
       2007 payable on 25 MAY 2008 to shareholders
       on the register at the close of business on
       11 APR 2008

4.     Re-elect Mr. N.B.M. Askew as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. M.J. Lamb as a Director of the               Mgmt          For                            For
       Company

6.     Re-elect Mr. K.S. Beeston as a Director of the            Mgmt          For                            For
       Company

7.     Re-appoint KPMG audit PIc as the Company's auditor        Mgmt          For                            For
       until the conclusion of the next AGM of the
       Company

8.     Authorize the Directors to determine the Auditor's        Mgmt          For                            For
       remuneration

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company's Articles of Association
       of Association, to allot relevant securities
       up to a maximum aggregate nominal amount of
       GBP26,800,000; [Authority expire at the conclusion
       of the next AGM of the Company after passing
       this Resolution or, on 09 AUG 2009]; and authority
       under the Section 80 of the Companies Act 1985
       shall cease to have effect [to the extent that
       the same are exercisable pursuant to the Section
       80(7) of the Company Act 1985] by reason of
       any offer or agreement made prior to the date
       of this resolution, which would or might require
       relevant securities to be allotted on or after
       that date

10.    Authorize the Company in accordance with Section          Mgmt          For                            For
       366 of the Companies Act 2006 of the Company
       and all the Companies that are subsidiaries
       of the Company at any time during the period
       for which this resolution has effect to a)
       make donations to political parties or independent
       election candidates, ii) donations to political
       organizations other than political parties
       not exceeding GBP 100,000 in total and iii)
       political expenditure, such authority to be
       limited to donations or expenditure not exceeding
       GBP 100,000 in total; and [Authority expire
       at the conclusion of the next AGM of Company's
       or 08 MAY 2009] for the purpose of this resolution
       the term Political donations, independent election
       candidates, political organizations and political
       expenditure shall have the meanings set out
       in Sections 363 and 365 of the Companies Act
       2006

S.A    Authorize the Directors in accordance with Article        Mgmt          For                            For
       7 of the Company's Articles of Association,
       the Director to allot equity securities for
       cash; and to allot equity securities for cash
       within section 94 (3A) of the Companies Act
       1985 as if Section 89 (1) the Act did not apply;
       the powers under paragraph (a) above [other
       than in connection with the Article 7(a)(i)
       of the Company's Article of Association] and
       paragraph (b) above shall be limited to the
       allotment of equity securities having a nominal
       amount not exceeding in aggregate GBP 4,000,000;
       (d) [Authority expire at the Conclusion of
       the next AGM of the Company after the passing
       of this resolution or earlier on 09 AUG 2009];
       and (e) authorities under Section 95 of the
       Companies Act 1985 shall cease to have effect

S.B    Authorize the Company, in accordance with Article         Mgmt          For                            For
       12 of the Company's Articles of Association
       for the purposes Section 166 of the Companies
       Act 1985 to make market purchases [Section
       163(3) of the Act 1985] of ordinary shares
       of 25 pence each in the capita of the Company
       such terms and in such manner as the Directors
       of the Company may from time to time: (a) to
       maximum aggregate number of Ordinary Shares
       that may be purchased under this authority
       is 48,000,000; (b) the minimum price which
       may be paid shall be 25p per ordinary share
       [exclusive of expenses, if any payable to the
       Company in connection with the purchases];
       (c) the maximum price purchased under this
       authority shall not be more than the higher
       of 105 % of the of the middle prices shown
       in the quotations for ordinary shares in the
       London Stock Exchange Dally Official list for
       the 5 business days immediately preceding the
       date on which that ordinary share is purchased
       the amount stipulated by the Article 5(1) of
       the buyback and stabilization regulation 2003;
       and (d) [Authority expires on 09 AUG 2009 or
       if earlier, at the conclusion of the next AGM
       of the Company]; authority shall expiry which
       will or may be executed wholly or partly after
       the expiry of this authority, and may make
       a purchase of ordinary shares

S.C    Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company in substitution for and to the
       exclusion of the existing Articles of Association
       with effect from the conclusion of the 2008
       AGM the Articles produced to the meeting and
       for the purpose of identification marked A
       and signed by the Chairman

S.D    Adopt, subject to passing of Resolution C and             Mgmt          For                            For
       with effect on and from 01 OCT 2008, Article
       73 of the Articles of Association adopted pursuant
       to resolution C be deleted in its entirely
       and Article 73 to 78 as specified




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL CHEM INDS PLC                                                                      Agenda Number:  701378336
--------------------------------------------------------------------------------------------------------------------------
    Security:  G47194223                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Nov-2007
        ISIN:  GB0004594973
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the Scheme of Arrangement dated 01 OCT 2007
       between the Company and the holders of the
       Scheme Shares [as defined in the said Scheme],
       as specified or subject to such modification,
       addition or condition approved or imposed by
       the Court [the Scheme]: to authorize the Directors
       of the Company to take all such actions as
       they may consider necessary or appropriate
       for carrying the Scheme into, effect; the amendments
       to the rules of the Performance Share Plan,
       the Senior Staff Share Option Scheme 1994 and
       the Restricted Share Plan to allow options
       and/or awards under these share plans to be
       satisfied by an issue of shares by the Company,
       as specified; to reduce the share capital of
       the Company by cancelling and extinguishing
       all of the cancellation shares [as specified
       in the Scheme]; subject to and forthwith upon
       the reduction of share capital as specified
       taking effect and notwithstanding anything
       to the contrary in the Articles of Association
       of the Company: to increase the authorised
       share capital of the Company to an amount equal
       to that of the Company immediately prior to
       the reduction of share capital as specified
       by the creation of such number of new ordinary
       shares of GBP 1 each as shall be equal to the
       aggregate number of cancellation shares cancelled
       pursuant to this resolution above; to capitalize
       and apply the reserve arising in the books
       of account of the Company as a result of the
       reduction of share capital referred to in this
       resolution in paying up in full at par all
       of the new ordinary shares created pursuant
       this resolution, which shall be allotted and
       issued, credited as fully paid, to Akzo Nobel
       N.V. and/or its nominee(s); and to authorize
       the Directors of the Company, in addition and
       without prejudice to any other authority under
       the said Section 80 previously granted and
       in force on the date on which this resolution
       is passed and for the purposes of Section 80
       of the Companies Act 1985 to allot the new
       ordinary shares referred to in this resolution,
       provided that: the maximum aggregate nominal
       amount of relevant securities that may be allotted
       under this authority shall be the aggregate
       nominal amount of the said new ordinary shares
       created pursuant to this resolution; [Authority
       expires on the 5th anniversary]; and to amend,
       with effect from the passing of this resolution,
       Articles 14A of the Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL CHEM INDS PLC                                                                      Agenda Number:  701378615
--------------------------------------------------------------------------------------------------------------------------
    Security:  G47194223                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  06-Nov-2007
        ISIN:  GB0004594973
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a Scheme           Mgmt          For                            For
       of Arrangement to be made between Imperial
       Chemical Industries PLC [the Company] and the
       holders of the Scheme Shares




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL OIL LTD                                                                            Agenda Number:  701553693
--------------------------------------------------------------------------------------------------------------------------
    Security:  453038408                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  CA4530384086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456878 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

2.1    Elect Ms. Krystyna T. Hoeg as a Director                  Mgmt          For                            For

2.2    Elect Mr. Bruce H. March as a Director                    Mgmt          For                            For

2.3    Elect Mr. Jack M. Mintz as a Director                     Mgmt          For                            For

2.4    Elect Mr. Robert C. Olsen as a Director                   Mgmt          For                            For

2.5    Elect Mr. Roger Phillips as a Director                    Mgmt          For                            For

2.6    Elect Mr. Paul A. Smith as a Director                     Mgmt          For                            For

2.7    Elect Ms. Sheelagh D. Whittaker as a Director             Mgmt          For                            For

2.8    Elect Mr. Victor L. Young as a Director                   Mgmt          For                            For

3.     Amend the Restricted Stock Unit Plan                      Mgmt          For                            For

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve to establish a policy regarding
       incentive pay and past service credits relating
       to the Company's Pension Plan

       Other matters                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL TOBACCO GROUP PLC, BRISTOL                                                         Agenda Number:  701412962
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4721W102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  GB0004544929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 30 SEP 2007,             Mgmt          For                            For
       together with the Auditors report thereon

2.     Approve the Director's remuneration report for            Mgmt          For                            For
       the FYE 30 SEP 2007, together with the Auditors'
       report thereon

3.     Declare a final dividend for the FYE 30 SEP               Mgmt          For                            For
       2007 of 48.5 pence per ordinary share of 10
       pence payable on 15 FEB 2008 to those shareholders
       on the register at the close of the Business
       on 18 JAN 2008

4.     Elect Mrs. Alison J. Cooper as a Director of              Mgmt          For                            For
       the Company

5.     Re-elect Mr. Gareth Davis as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Robert Dyrbus as a Director of               Mgmt          For                            For
       the Company

7.     Elect Mr. Michael H. C. Herlihy as a Director             Mgmt          For                            For
       of the Company

8.     Re-elect Ms. Susan E. Murray as a Director of             Mgmt          For                            For
       the Company

9.     Elect Mr. Mark D. Williamson as a Director of             Mgmt          For                            For
       the Company

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

11.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

12.    Authorize the Company and it s subsidiaries,              Mgmt          For                            For
       in accordance with Section 366 of the Companies
       Act 2006 [the "2006 Act"], to make donations
       to political organizations or independent election
       candidates, as defined in Section 363 and 364
       of the 2006 Act, not exceeding GBP 100,000
       in total; and to incur political expenditure,
       as defined in Section 365 of the 2006 Act,
       not exceeding GBP 100,000 in total; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2009 or 30 APR 2009]

13.    Approve to extend the authority of the Directors          Mgmt          For                            For
       or a duly authorized committee of the Directors
       to grant options over the ordinary shares in
       the Company under the French appendix [Appendix
       4] to the Imperial Tobacco Group International
       Sharesave Plan by a 38 month period as permitted
       under Rule 13 of Appendix 4; [Authority shall
       expire on 29 MAR 2011]

14.    Authorize the Directors, in substitution of               Mgmt          For                            For
       the existing authorities and for the purpose
       of Section 80 of the Companies Act 1985 [ the
       Act], to allot relevant securities [Section
       80(2) of the Act] up to an aggregate nominal
       amount of GBP 24,300,000; [Authority expires
       at the earlier of the conclusion of the next
       AGM of the Company or on 30 APR 2009]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 14 and pursuant to Section 95(2)
       of the Companies Act 1985 [the 1985 Act], to
       allot equity securities [Section 94 of the
       1985 Act [other than Section 94(3A) of the
       1985 Act] whether for cash pursuant to the
       authority conferred by Resolution 14 or otherwise
       in the case of treasury shares [Section 162A
       of the 1985 Act], disapplying the statutory
       pre-emption rights [Section 89(1)] of the 1985
       Act, provided that this power is limited to
       the allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       3,645,000; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 30 APR 2009]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.16   Authorize the Company, in accordance with Article         Mgmt          For                            For
       5 of the Company's Article of Association and
       the Companies Act 1985 [ the 1985 Act], for
       the purpose of Section 166 of the Act, to make
       market purchases [Section 163(3) of the 1985
       Act] of up to 72,900,000 ordinary shares of
       10 pence each on such terms and in such manner
       as the Directors may from time to time determine,
       and where such shares are held as treasury
       shares, the Company may use them for purposes
       set out in Section 163(3) of the 1985 Act,
       at a minimum price of 10 pence [exclusive of
       expenses] and up to an amount equal to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which the Ordinary Share is purchased
       and the amount stipulated by the Article 5(1)
       of the Buy-back and stabilization regulation
       2003 [in each case exclusive of expenses];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company held in 2009 or 30
       APR 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.17   Adopt, the Articles of Association produced               Mgmt          For                            For
       to the meeting, in substitution for and to
       the exclusion of the existing Articles of Association
       of the Company

S.18   Approve that, subject to resolution S.17  being           Mgmt          For                            For
       passed and with effect on and from 01 OCT 2008
       or such later date as Section 175 of the Companies
       Act 2006 shall be brought into force, Article
       97 of the Articles of Association adopted pursuant
       to resolution S.17 be deleted in its entirety
       and Articles 97 to 102 as specified, be substituted
       thereto and the remaining Articles be re-numbered




--------------------------------------------------------------------------------------------------------------------------
 INBEV SA, BRUXELLES                                                                         Agenda Number:  701517027
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5064A107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

A.1    Receive the Management report by the Board of             Non-Voting
       directors on the accounting year ending on
       31 December 2007

A.2    Receive the statutory Auditor report on the               Non-Voting
       accounting YE on 31 DEC 2007

A.3    Receive the consolidated annual accounts relating         Non-Voting
       to the accounting YE on 31 December 2007 as
       well as the Management report by the Board
       of Directors and the report by the statutory
       Auditor on the consolidated annual accounts

A.4    Approve the statutory annual account relating             Mgmt          For                            For
       to the accounting YE 31 DEC 2007 as specified

A.5    Grant discharge to the Directors for the performance      Mgmt          For                            For
       of their duties during the accounting YE on
       31 DEC 2007

A.6    Grant discharge to the statutory Auditor for              Mgmt          For                            For
       the performance of his duties during the accounting
       year ending on 31 DEC 2007

A.7.a  Appoint Mr. Arnaud de Pret as a Director, for             Mgmt          Against                        Against
       a period of 3 years ending after the shareholders
       meeting and approve the accounts for the year
       2010

A.7.b  Acknowledging the end of mandate as a Director            Mgmt          Against                        Against
       of Mr. Allan Chapin and appointing as Director
       Mr. Stefan Descheemaeker, for a period of 3
       years ending after the shareholders meeting
       which will be asked to approve the accounts
       for the year 2010

A.7.c  Appoint Mr. Peter Harf as Independent Director            Mgmt          For                            For
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2010

A.7.d  Appoint Mr. Kees Storm as Independent Director,           Mgmt          For                            For
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2010

A.8    Approve the amended executive remuneration policy         Mgmt          For                            For
       and executive financial incentive policy of
       the company, applicable as from 2008

B9.A   Receive the special report by the Board of directors      Non-Voting
       with regard to the issuance by the company
       of subscription rights, pursuant to the provisions
       of Article 583 of the Companies Code

B9.B   Receive the special report by the Board of directors      Non-Voting
       and report by the statutory auditor with regard
       to the cancellation of the preference rights
       in favour of specific persons, pursuant to
       the provisions of Articles 596 and 598 of the
       Companies Code

B9.C   Approve to cancelling the preference rights               Mgmt          For                            For
       with regard to the issuance of subscription
       rights in favour of all current directors of
       the Company

B9.D   Approve the issuance of 150,000 subscription              Mgmt          For                            For
       rights and determining the issuance and exercise
       conditions in accordance with the terms and
       conditions set forth in the special report
       of the Board of Directors mentioned above under
       item a; the main provisions of these terms
       and conditions as specified

B9.E   Approve to increase the share capital of the              Mgmt          For                            For
       Company, under the condition and to the extent
       of the exercise of the subscription rights,
       for a maximum amount equal to the number of
       subscription rights issued multiplied by the
       exercise price of the subscription rights and
       allocation of the share premium to an account
       not available for distribution

B9F.A  Grant power to the Compensation & Nominating              Mgmt          For                            For
       Committee to determine the number of subscription
       rights which are offered to each of the Directors

9.F.B  Grant power to 2 Directors acting jointly to              Mgmt          For                            For
       have recorded in a deed the exercise of the
       subscription rights and the corresponding increase
       of the share capital, the number of new shares
       issued, the alteration of the bylaws as a consequence
       thereof, the share premiums and the allocation
       of these premiums to an account not available
       for distribution, as well as to coordinate
       the text of the by-laws and to file such coordinated
       text with the office of the clerk of the Commercial
       Court of Brussels

10.A   Amend Article 5 of the By Laws, to replacing              Mgmt          For                            For
       the text of indents 3 to 5 as specified

10.B   Amend the Artilce 24 of the By-Laws, to replacing         Mgmt          For                            For
       the text of indent 3 as specified

10.C   Amend the Article 25 of the By-Laws, to replacing         Mgmt          For                            For
       the text of indents 1 to 5, of point as specified

10.D   Amend the Article 30 of the By-Laws, to replacing         Mgmt          For                            For
       the text of indent 3 as specified

B.11   Amend the Article 5 ter of the By-Laws as specified       Mgmt          For                            For

B.12   Amend the deletion of Articles 39 and 41 of               Mgmt          For                            For
       the By-Laws

C.13   Amend the Article 10, indent 2 of the By-Laws             Mgmt          Against                        Against
       renewing for a term of 18 months as from 29
       APR 2008 [which would otherwise expire on 24
       OCT 2008] authorize the Board of Directors
       to purchase the Company's own shares as authorization
       and the parameter thereof are reflected on
       Article 10, indent 1 of the By-Laws

D.14   Grant Powers to Mr. Benoit Loore, VP Legal Corporate      Mgmt          For                            For
       , with right of substitution ,for the restatement
       of the By-Laws as a result of the amendments
       referred to above, for the signing of such
       restated version and it filling with the office
       for the clerk of the Commercial Court of Brussels




--------------------------------------------------------------------------------------------------------------------------
 INCHCAPE PLC                                                                                Agenda Number:  701508179
--------------------------------------------------------------------------------------------------------------------------
    Security:  G47320174                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB00B10QTX02
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to receive the accounts and the Directors'        Mgmt          For                            For
       and the Auditors' reports

2.     Approve the Board report on remuneration                  Mgmt          For                            For

3.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

4.     Elect Mr. Graham Pimlott as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Will Samuel as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Andre Lacroix as a Director                  Mgmt          For                            For

7.     Re-elect Ms. Barbara Richmond as a Director               Mgmt          For                            For

8.     Re-elect Mr. Raymond Chien as a Director                  Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

10.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

11.    Authorize the Directors to allot the relevant             Mgmt          For                            For
       securities pursuant to Section 80 of the Companies
       Act 1985

S.12   Authorize the Directors to dis-apply pre-emption          Mgmt          For                            For
       rights pursuant to Section 95 of the Companies
       Act 1985

S.13   Authorize the Company to make market purchases            Mgmt          For                            For
       of its ordinary shares up to 10.0% of its issued
       share capital

S.14   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIVAERDEN AB                                                                          Agenda Number:  701490714
--------------------------------------------------------------------------------------------------------------------------
    Security:  W45430100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  SE0000190126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect Attorney Sven Unger to preside over the             Mgmt          For                            For
       AGM

3.     Approve the register of voters                            Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to check the minutes                    Mgmt          For                            For

6.     Approve to decide whether the AGM has been duly           Mgmt          For                            For
       convened

7.     Receive the annual report and the Audit report,           Mgmt          For                            For
       and of the consolidated accounts and the Audit
       report of the Group, approve the Auditor's
       statement on whether the guidelines for compensation
       of Senior Executives, which have applied since
       the previous AGM have been followed; and the
       distribution of earnings and statement in support
       of such proposal

8.A    Adopt the income statement and balance sheet,             Mgmt          For                            For
       and the Group income statement and Group balance
       sheet

8.B    Approve the distribution of Company's earnings            Mgmt          For                            For
       as shown in the adopted balance sheet [ a dividend
       of SEK 5.00 per share]

8.C    Approve 18 APR 2008 as the record date for the            Mgmt          For                            For
       payment of the dividend

8.D    Grant discharge to the Company of the Members             Mgmt          For                            For
       of the Board of Directors and the President
       from liability

9.     Approve to decide the number of Directors at              Mgmt          For                            For
       8 and no deputies

10.    Approve the fees at SEK 1,200,000 for the Chairman        Mgmt          For                            For
       of the Board, SEK 800,000 for the Vice Chairman
       of the Board, and SEK 400,000 for each of the
       other Non-Executive Directors; the recommendation
       represents an increase of 8% compared with
       the preceding year, no separate fee is paid
       for Committee work

11.    Re-elect Messrs. Boel Flodgren, Lars O Gronstedt,         Mgmt          For                            For
       Tom Hedelius, Finn Johnsson, Fredrik Lundberg,
       Sverker Martin-Lof, Lennart Nilsson and Anders
       Nyren as the Directors and Mr. Tom Hedelius
       as the Chairman of the Board

12.    Approve that the Auditors' fees on account [unchanged]    Mgmt          For                            For

13.    Approve the decision on the Nominating Committee          Mgmt          For                            For
       as specified

14.    Approve the decision on a share-related incentive         Mgmt          For                            For
       program as specified

15.    Approve the decision on the specified guidelines          Mgmt          For                            For
       for the executive compensation




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIVAERDEN AB                                                                          Agenda Number:  701490726
--------------------------------------------------------------------------------------------------------------------------
    Security:  W45430126                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  SE0000107203
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger, Attorney, to preside over           Mgmt          For                            For
       the AGM

3.     Approve the register of voters                            Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to check the minutes                    Mgmt          For                            For

6.     Approve to decide whether the AGM has been duly           Mgmt          For                            For
       convened

7.     Receive the annual report and the audit report,           Mgmt          For                            For
       and the consolidated accounts and the audit
       report of the Group; the Auditors' statement
       on whether the guidelines for compensation
       of the Senior Executives, which have applied
       since the previous AGM, have been followed;
       and approve the distribution of earning and
       statement in support of such proposal

8.A    Adopt the income statement and balance sheet,             Mgmt          For                            For
       the Group income statement and the Group balance
       sheet

8.B    Approve a dividend of SEK 5.00 per share; provided        Mgmt          For                            For
       the AGM votes in favor of this resolution,
       dividends are expected to be sent from VPC
       AB on 23 APR 2008

8.C    Approve 18 APR 2008 as the record date, in the            Mgmt          For                            For
       event the AGM resolves to distribute earnings

8.D    Grant discharge from liability to the Company             Mgmt          For                            For
       of the Members of the Board of Directors and
       the President

9.     Approve to decide the number of Directors at              Mgmt          For                            For
       8 without Deupties [unchanged]

10.    Approve the fees at SEK 1,200,000 for the Chairman        Mgmt          For                            For
       of the Board, SEK 800,000 for the Vice Chairman
       of the Board, and SEK 400,000 for each of the
       other Non-Executive Directors; and that no
       separate fee is paid for Committee work

11.    Re-elect Messrs. Boel Flodgren, Lars O. Gronstedt,        Mgmt          For                            For
       Tom Hedelius, Finn Johnsson, Fredrik Lundberg,
       Sverker Martin-Lof, Lennart Nilsson and Anders
       Nyren as the Directors and Mr. Tom Hedelius
       as the Chairman of the Board

12.    Approve that the Auditor's fees be on account             Mgmt          For                            For
       [unchanged]

13.    Approve the Nominating Committee as specified             Mgmt          For                            For

14.    Approve a Share-Related Incentive Program and             Mgmt          For                            For
       authorize the Board to decide on the minor
       changes in the terms of the options that may
       be necessary for registration of the options
       on the register with VPC AB

15.    Approve the guidelines for executive compensation         Mgmt          For                            For
       to be paid to the Chief Executive Officer and
       other Members of the Executive Management




--------------------------------------------------------------------------------------------------------------------------
 INFINEON TECHNOLOGIES AG, NEUBIBERG                                                         Agenda Number:  701439843
--------------------------------------------------------------------------------------------------------------------------
    Security:  D35415104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Feb-2008
        ISIN:  DE0006231004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Submission of the approved annual financial               Non-Voting
       statements of Infineon Technologies AG and
       the approved consolidated financial statements
       as of 30 SEP 2007, of the combined Management
       report for Infineon Technologies AG and the
       Infineon Group, and of the report of the Supervisory
       Board for the FY 2006/2007

2.     Approval of the Acts of the Members of the Management     Mgmt          For                            For
       Board

3.     Approval of the Acts of the Members of the Supervisory    Mgmt          For                            For
       Board

4.     Appointment of an Auditor for the FY 2007/2008            Mgmt          For                            For

5.     Authorization to purchase and use own shares              Mgmt          For                            For

6.     Authorization to issue bonds with warrants and/or         Mgmt          For                            For
       convertible bonds and at the same time creation
       of a Conditional Capital 2008 and corresponding
       amendments to the Articles of Association

7.     Amendment of Section 1 of the Articles of Association     Mgmt          For                            For
       - consent to communication of information by
       way of remote data transfer

8.     Amendment of Section 19 of the Articles of Association    Mgmt          For                            For
       - appropriation of profits

9.     Additional amendments to the Article of Association       Mgmt          For                            For
       for the purpose of clarification and modernization

10.    Approval of a domination and profit-and-loss              Mgmt          For                            For
       transfer agreement




--------------------------------------------------------------------------------------------------------------------------
 ING                                                                                         Agenda Number:  701496627
--------------------------------------------------------------------------------------------------------------------------
    Security:  N4578E413                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  NL0000303600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening remarks and announcements                         Non-Voting

2.A    Report of the Executive Board for 2007                    Non-Voting

2.B    Report of the Supervisory Board for 2007                  Non-Voting

2.C    Annual accounts for 2007                                  Mgmt          For                            For

3.A    Profit retention and Distribution Policy                  Non-Voting

3.B    Dividend for 2007, a total dividend of EUR 1.48           Mgmt          For                            For
       per [depositary receipt for an] ordinary share
       will be proposed to the general meeting of
       shareholders; taking into account the interim
       dividend of EUR 0.66 paid in AUG 2007, the
       final dividend will amount to EUR 0.82 per
       [depositary receipt for an] ordinary share;
       reference is also made to pages 07 and 241
       of the 2007 annual report

4.A    Remuneration report                                       Non-Voting

4.B    To approve that: a) for 2007 661,403 Stock Options        Mgmt          For                            For
       [rights to acquire ordinary shares or depositary
       receipts for ordinary shares] will be granted
       to the Members of the Executive Board; b) for
       2007 a maximum of 313,474 Performance Shares
       [ordinary shares or depositary receipts for
       ordinary shares] will be granted to the Members
       of the Executive Board; c) for 2007 54,312
       Conditional Shares [ordinary shares or depositary
       receipts for ordinary shares] will be granted
       to Mr. Tom McInerney, in addition to the Stock
       Options and Performance Shares included in
       items A and B

5.     Corporate Governance                                      Non-Voting

6.     Corporate responsibility                                  Non-Voting

7.A    Discharge of the Executive Board in respect               Mgmt          For                            For
       of the duties performed during the year 2007

7.B    Discharge of the Supervisory Board in respect             Mgmt          For                            For
       of the duties performed during the year 2007

8.     It is proposed to appoint Ernst & Young Accountants       Mgmt          For                            For
       as the Auditor of the Company with the instruction
       to audit the annual accounts for the FYs 2008
       to 2011 inclusive, in accordance with Article
       393, Book 2 of the Dutch Civil Code, to report
       about the outcome of this audit to the Executive
       Board and the Supervisory Board and to give
       a statement about the truth and fairness of
       the annual accounts

9.A    Re-appointment of Mr. Eric Boyer De La Giroday            Mgmt          For                            For
       as a Member of the Management Board until the
       AGM 2012

9.B    Re-appointment the Mr. Eli Leenaars as a Member           Mgmt          For                            For
       of the Management Board until the AGM 2012

10.A   Re-appointment of Mr. Eric Bourdais De Charboniere        Mgmt          For                            For
       as a Member of the Supervisory Board where
       all details as laid down in Article 2:158 Paragraph
       5, Section 2: 142 Paragraph 3 of the Dutch
       Civil Code are available for the general meeting
       of shareholders

10.B   Appointment of Mrs. Joan Spero as a Member of             Mgmt          For                            For
       the Supervisory Board where all details as
       laid down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

10.C   Appointment of Mr. Harish Manwani as a Member             Mgmt          For                            For
       of the Supervisory Board where all details
       as laid down in Article 2:158 Paragraph 5,
       Section 2: 142 Paragraph 3 of the Dutch Civil
       Code are available for the general meeting
       of shareholders

10.D   Appointment of Mr. Aman Mehta as a Member of              Mgmt          Against                        Against
       the Supervisory Board where all details as
       laid down in Article 2:158 Paragraph 5, Section
       2: 142 Paragraph 3 of the Dutch Civil Code
       are available for the general meeting of shareholders

10.E   Appointment of Mr. Jackson Thai as a Member               Mgmt          For                            For
       of the Supervisory Board where all details
       as laid down in Article 2:158 Paragraph 5,
       Section 2: 142 Paragraph 3 of the Dutch Civil
       Code are available for the general meeting
       of shareholders

11.    It is proposed to amend the Supervisory Board             Mgmt          For                            For
       Remuneration Policy in such way that an additional
       fee of EUR 2.000 per attended Supervisory Board
       or Committee meeting will be paid if the meeting
       is held outside the Country of residence of
       the Supervisory Board Member; an additional
       fee of EUR 7.500 [which will replace the amount
       of EUR 2.00, as meant under 1) per attended
       Supervisory Board or committee meeting will
       be paid if intercontinental travel is required
       for attending the meeting

12.    It is proposed that the Executive Board be appointed      Mgmt          For                            For
       as the Corporate Body that will be authorized,
       upon approval of the Supervisory Board, to
       issue ordinary shares, to grant the right to
       take up such shares and to restrict or exclude
       preferential rights of shareholders; this authority
       applies to the period ending on 22 OCT 2009
       [subject to extension by the General Meeting
       of Shareholders]: i) for a total of 200,000,000
       ordinary shares, plus ii) for a total of 200,000,000
       ordinary shares, only if these shares are issued
       in connection with the take-over of a business
       or Company

13.    It is proposed that the Executive Board be authorized     Mgmt          For                            For
       for a period ending on 22 OCT 2009, to acquire
       in the name of the Company fully paid-up ordinary
       shares in the capital of the Company or depositary
       receipts for such shares; this authorization
       is subject to the maximum set by the law and
       by the Articles of Association and applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one; the purchase price shall
       not be less than one eurocent and not higher
       than the highest price at which the depositary
       receipts for the Company's ordinary shares
       are traded on the Euronext Amsterdam by NYSE
       Euronext on the date on which the purchase
       contract is concluded or the preceding day
       on which this stock market is open

14.    It is proposed to cancel all such ordinary shares:        Mgmt          For                            For
       1) as the Company may own on 22 APR 2008 or
       may acquire subsequently in the period until
       22 OCT 2009, or 2) for which the company owns
       the depositary receipts on 22 APR 2008 or may
       acquire the depositary receipts subsequently
       in the period until 22 OCT 2009, other than
       for the purpose of hedging Employee Stock Options
       or, as the case may be, Performance Shares

15.A   Explanation on the public offer for the preference        Non-Voting
       A shares and the depositary receipts for preference
       A shares

15.B   It is proposed that the Executive Board be authorized     Mgmt          Against                        Against
       to acquire in the name of the company fully
       paid-up preference A shares in the capital
       of the Company or depositary receipts for such
       shares; this authorization will have a natural
       ending on the date on which all preference
       A shares in the capital of the Company are
       cancelled, but ultimately on 22 OCT 2009; this
       authorization is subject to the maximum set
       by the law and by the Articles of Association
       and applies for each manner of acquisition
       of ownership for which the law requires an
       authorization like the present one; the purchase
       price per share shall not be less than one
       eurocent and not higher than 130% of the amount,
       including share premium, that is paid on such
       a share, or 130% of the highest price at which
       the depositary receipts for the Company's preference
       A shares are traded on the Euronext Amsterdam
       by NYSE Euronext either on the date on which
       an offer for the preference A shares is made
       or on the date on which the purchase contract
       is concluded or the preceding day on which
       this stock market is open

15.C   It is proposed to cancel all such preference              Mgmt          For                            For
       A shares: 1) as the company may own on 22 April
       2008 or may acquire subsequently in the period
       until 22 OCT 2009, or 2) for which the company
       owns the depositary receipts on 22 APR 2008
       or may acquire the depositary receipts subsequently
       in the period until 22 OCT 2009; the above-mentioned
       cancellation will become effective on the date
       on which all of the following conditions are
       met: 1) the Executive Board has indicated in
       a board resolution which preference A shares
       will be cancelled and such resolution was filed
       together with this present resolution with
       the Commercial Register; 2) the preference
       A shares to be cancelled or the depositary
       receipts for such shares are continued to be
       held by the company on the effective date of
       the cancellation; 3) the requirements of section
       100, paragraph 5 of Book 2 of the Dutch Civil
       Code have been met

15.D   It is proposed to redeem and cancel all such              Mgmt          For                            For
       preference A shares: 1) which are not being
       held by the company and 2) for which the depositary
       receipts are not being held by the Company
       after the settlement of the public offer made
       by the Company for all issued and outstanding
       preference A shares and depositary receipts
       for such shares, against repayment of EUR 3.40
       per share plus dividend up to and including
       the day before the date of redemption; the
       above-mentioned cancellation will be become
       effective on the date on which all of the following
       conditions are met: 1) the Executive Board
       has indicated in a board resolution the preference
       A shares which will be cancelled and such resolution
       was filed together with this present resolution
       with the Commercial Register; 2) the amount
       by which   pursuant to an interim statement
       of net assets   the net assets of the company
       exceed the sum of its capital and reserves
       that must be retained pursuant to the law,
       is adequate to repay the share premium and
       the dividend on the cancelled preference A
       shares; 3) the requirements of section 100,
       paragraph 5 of Book 2 of the Dutch Civil Code
       have been met

15.E   It is proposed: A) that on the condition precedent        Mgmt          For                            For
       that all preference A shares in the capital
       of the Company are cancelled, the Articles
       of Association of the company be amended in
       agreement with the proposal prepared by Allen
       & Overy LLP, dated 06 FEB 2008; B) that each
       member of the Executive Board and each of Jan-Willem
       Vink, Cornelis Blokbergen, Henk Bruisten and
       Maartje Dapperen be authorized with the power
       of substitution to execute the notarial deed
       of amendment of the Articles of Association
       and furthermore to do everything that might
       be necessary or desirable in connection herewith,
       including the power to make such amendments
       in or additions to the draft deed as may appear
       to be necessary in order to obtain the required
       'Nihil Obstat' from the Minister of Justice

16.    Any other business and closing of the general             Non-Voting
       meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING CHANGED TO ISSUER PAY MEETING.. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 INPEX HOLDINGS INC.                                                                         Agenda Number:  701626802
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2467E101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3294460005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          Against                        Against
       Change Official Company Name,     Change Company's
       Location

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 INSURANCE AUSTRALIA GROUP LTD                                                               Agenda Number:  701374782
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q49361100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Nov-2007
        ISIN:  AU000000IAG3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Ms. Yasmin Allen as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.     Re-elect Mr. Brian Schwartz as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Elect Mr. Phillip Colebatch as a Director                 Mgmt          For                            For

4.     Elect Mr. Hugh Fletcher as a Director                     Mgmt          For                            For

5.     Elect Ms. Anna Hynes as a Director                        Mgmt          For                            For

6.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the FYE 30 JUN 2007

7.     Approve, for the purposes of the Australian               Mgmt          For                            For
       Securities Exchange Listing Rule 10.17 and
       Article 12.12 of the Constitution of the Company,
       to increase the maximum aggregate remuneration
       payable to Non-Executive Directors by AUD 750,000
       to AUD 2,750,000 per annum

s.8    Amend the Company's Constitution [as specified]           Mgmt          For                            For
       to permit the members to exercise a direct
       vote at a general meeting

       PLEASE NOTE THAT THE RESET PREFERENCE SHARES              Non-Voting
       HOLDERS ARE ALSO ELIGIBLE TO VOTE FOR RESOLUTION
       NO. 9

S.9    Approve the conduct and terms of a selective              Mgmt          For                            For
       Buy-back of up to 100% of the Reset Preference
       Shares issued on 20 JUN 2003- ASX code: IAGPB
       [RPS2] at the discretion of the Directors in
       accordance with the RPS2 terms of issue at
       any time within 12 months after the date of
       this resolution

       Receive and discuss the Company's financial               Non-Voting
       statements and the reports for the FYE 30 JUN
       2008




--------------------------------------------------------------------------------------------------------------------------
 INTERCONTINENTAL HOTELS GROUP PLC, WINDSOR                                                  Agenda Number:  701497376
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4804L122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GB00B1WQCS47
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the receipt of financial statements               Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare the final dividend                                Mgmt          For                            For

4.A    Re-elect Mr. Andrew Cosslett                              Mgmt          For                            For

4.B    Re-elect Mr. David Kapler                                 Mgmt          For                            For

4.C    Re-elect Mr. Ralph Kugler                                 Mgmt          For                            For

4.D    Re-elect Mr. Robert C. Larson                             Mgmt          For                            For

4.E    Elect Ms. Ying Yeh                                        Mgmt          For                            For

5.     Re-appoint the Auditors                                   Mgmt          Against                        Against

6.     Grant authority to set the Auditors remuneration          Mgmt          For                            For

7.     Approve the Political donations                           Mgmt          For                            For

8.     Approve the allotment of shares                           Mgmt          For                            For

S.9    Approve to disapply the pre-emption rights                Mgmt          For                            For

S.10   Grant authority to purchase own shares                    Mgmt          For                            For

S.11   Approve the Articles of Association and the               Mgmt          For                            For
       Companies Act 2006




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL POWER PLC                                                                     Agenda Number:  701538134
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4890M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0006320161
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 31 DEC 2007              Mgmt          For                            For
       and the report of the Directors; the Directors'
       remuneration report and the report of the Auditors
       on the accounts and on the auditable part of
       the Directors' remuneration report

2.     Re-appoint Mr. Alan Murray as a Director                  Mgmt          For                            For

3.     Re-appoint Mr. Philip Cox as a Director                   Mgmt          For                            For

4.     Re-appoint Mr. Bruce Levy as a Director                   Mgmt          For                            For

5.     Re-appoint Mr. Struan Robertson as a Director             Mgmt          For                            For

6.     Declare a final dividend of 7.39 pence per ordinary       Mgmt          For                            For
       share in respect of the FYE 31 DEC 2007

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company to hold office from the conclusion
       of the AGM to the conclusion of the next AGM
       at which accounts are laid before the Company
       and authorize the Directors to set their remuneration

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

9.     Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985 [the Act], to allot relevant securities
       [Section 80(2) of the Act] up to an aggregate
       nominal amount of GBP 250,591,733; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2009 or 13 AUG 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Approve the disapplication of pre-emtion rights           Mgmt          For                            For

S.11   Grant authority to purchase own shares                    Mgmt          For                            For

S.12   Amend the Articles of Association                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTESA SANPAOLO SPA, TORINO                                                                 Agenda Number:  701343294
--------------------------------------------------------------------------------------------------------------------------
    Security:  T55067101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-Oct-2007
        ISIN:  IT0000072618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING TO BE HELD ON 28             Non-Voting
       SEP 2007 HAS BEEN POSTPONED TO 02 OCT 2007.
       PLEASE ALSO NOTE THE NEW CUTOFF DATE 26 SEP
       2007. IF YOU HAVE ALREADY SENT YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

1.     Grant authority to purchase and dispose own               Mgmt          For                            For
       shares




--------------------------------------------------------------------------------------------------------------------------
 INTESA SANPAOLO SPA, TORINO                                                                 Agenda Number:  701507709
--------------------------------------------------------------------------------------------------------------------------
    Security:  T55067101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  IT0000072618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the allocation of income                          Mgmt          For                            For

2.     Elect the Supervisory Board Members                       Mgmt          For                            For

       PLEASE NOTE THAT THE MEETING HELD ON 28 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 30 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO PLC, LONDON                                                                         Agenda Number:  701392689
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4921P105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Nov-2007
        ISIN:  GB0001282697
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the Scheme of Arrangement dated 22 OCT 2007
       between the Company and the holders of its
       Scheme Shares [as specified in the said Scheme],
       as specified, or subject to any modification,
       addition or condition approved or imposed by
       the Court [the Scheme]: to reduce the share
       capital of the Company by cancelling and extinguishing
       all the Scheme Shares [as specified in the
       Scheme]; and subject to and forthwith upon
       the said reduction of capital taking effect
       and notwithstanding anything to the contrary
       in the Articles of Association of the Company:
       to increase the authorised capital of the Company
       to its former amount by the creation of such
       number of new ordinary shares of 10 US cents
       each as shall be equal to the number of the
       Scheme Shares cancelled pursuant to this resolution;
       the reserve arising in the books of account
       of the Company as a result of the reduction
       of capital referred to in this resolution be
       capitalized and applied in paying up in full
       at par the new ordinary shares created pursuant
       to this resolution, such ordinary shares to
       be allotted and issued credited as fully paid
       to Invesco Ltd. and/or its nominee(s); and
       authorize the Directors of the Company for
       the purposes of Section 80 of the Companies
       Act 1985 [the Act] to allot the new ordinary
       shares referred to in this resolution, provided
       that: the maximum aggregate nominal amount
       of shares which may be allotted under this
       authority shall be the aggregate nominal amount
       of the said new ordinary shares created pursuant
       to this resolution; [Authority expires on 30
       JUN 2008]; and this authority shall be in addition
       and without prejudice to any other authority
       under the said Section 80 previously granted
       and in force on the date on which this resolution
       is passed; and amend, with effect from the
       passing of this resolution, the Articles of
       Association of the Company by the inclusion
       of the new Article 165 as specified

S.2    Approve, subject to the Scheme having become              Mgmt          For                            For
       effective and to the new ordinary shares having
       been allotted and issued pursuant to the Scheme
       and Resolution 1 above: to increase the authorized
       share capital of the Company from USD 105,000,000
       and GBP 50,000.25 to USD 2,605,000,000 and
       GBP 50,000.25 by the creation of 25,000,000,000
       new ordinary shares of 10 US cents each; and
       the sum of USD 1,502,100,000 being the whole
       of the amount standing to the credit of the
       special reserve of the Company, and the sum
       of USD 997,900,000 being part of the sum standing
       to the credit of the merger reserve of the
       Company, be capitalized applied in playing
       up in full at par 25,000,000,000 ordinary shares
       of 10 cents each [the new shares], such new
       shares to be allotted and issued credited as
       fully paid to Invesco Ltd.; and authorize the
       Directors of the Company and for the purposes
       of the Act to allot the new shares provided
       that: the maximum aggregate nominal amount
       of shares which may be allotted under the authority
       shall be the aggregate nominal amount of the
       said new shares created pursuant to this resolution;
       [Authority expires on 03 JUL 2008]; and this
       authority shall be in addition and without
       prejudice to any other authority under the
       said Section 80 previously granted and in force
       on the date on which this resolution is passed

S.3    Approve, subject to the new shares having been            Mgmt          For                            For
       allotted and issued as specified in Resolution
       S.2 above, to reduce the share capital of the
       Company by cancelling and extinguishing the
       new shares




--------------------------------------------------------------------------------------------------------------------------
 INVESCO PLC, LONDON                                                                         Agenda Number:  701392728
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4921P105                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  14-Nov-2007
        ISIN:  GB0001282697
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, [with or without modification] a Scheme          Mgmt          For                            For
       of Arrangement to be made between the Company
       and the holders of the Scheme Shares [as specified
       in the said Scheme of Arrangement]




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS AB KINNEVIK                                                                     Agenda Number:  701546763
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4832D110                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  SE0000164626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Elect Lawyer Martin Borresen as the Chairman              Mgmt          For                            For
       of the Meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to check and verify the              Mgmt          For                            For
       minutes

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report and the consolidated financial statements
       and the Auditors' report on the consolidated
       financial statements

7.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

8.     Declare a dividend of SEK 2.00 per share; approve         Mgmt          Abstain                        Against
       the record date as 20 MAY 2008

9.     Grant discharge to the Directors of the Board             Mgmt          For                            For
       and the Chief Executive Officer from the liability

10.    Approve that the Board of Directors shall consist         Mgmt          For                            For
       of 6 Directors without Alternate Directors

11.    Approve the remuneration to the Board of Directors        Mgmt          For                            For
       for the period until the close of the next
       AGM shall be a total of SEK 3,400,000, of which
       SEK 900,000 shall be allocated to the Chairman
       of the Board, SEK 400,000 to each of the Directors
       of the Board and in total SEK 500,000 as remuneration
       for the work in the Committees of the Board
       of Directors; the Nomination Committee proposes
       that for work within the Audit Committee SEK
       150,000 shall be allocated to the Chairman
       and SEK 75,000 to each of the Members; for
       work within the Remuneration Committee SEK
       50,000 shall be allocated to the Chairman and
       SEK 25,000 to each of the Members; furthermore,
       remuneration to the Auditor shall be paid in
       accordance with an approved bill, which specifies
       time, staff and tasks performed

12.    Re-elect Messrs. Vigo Carlund, Wilhelm Klingspor,         Mgmt          Against                        Against
       Erik Mitteregger, Stig Nordin, Allen Sangines
       Krause and Cristina Stenbeck as the Directors
       of the Board; appoint Mr. Cristina Stenbeck
       as the Chairman of the Board; and appoint a
       Remuneration Committee and an Audit Committee
       within the Board of Directors

13.    Approve the procedure of the Nomination Committee,        Mgmt          Against                        Against
       as specified

14.    Approve the guidelines on remuneration for Senior         Mgmt          For                            For
       Executives as specified

15.a   Adopt a performance based incentive plan [the             Mgmt          For                            For
       Plan] to include in total approximately 20
       Senior Executives and other key Employees within
       the Kinnevik Group; the participants in the
       Plan are required to own shares in Kinnevik;
       these shares can either be shares already held
       or shares purchased on the market in connection
       with the notification to participate in the
       Plan; thereafter the participants will be granted,
       by the Company free of charge, rights to retention
       shares and performance shares on the specified
       terms

15.b   Amend Section 4 and 5 in the Articles of Association      Mgmt          For                            For
       meaning the introduction of a new class of
       shares, Class C shares, which each entitles
       to one vote; Class C shares shall be ordinary
       shares and may be issued up to a maximum number
       of shares representing the total share capital
       of the Company and will not provide entitlement
       to any dividend payment; the Board of Directors
       may reclassify the Class C shares into Class
       B shares. Customary provision regarding primary
       and subsidiary preferential rights in connection
       with a cash issue shall apply to the Class
       C shares; the Class C shares shall be redeemable
       and have limited right to assets in connection
       with the Company's liquidation, corresponding
       to the ratio value of the share adjusted for
       an interest factor of STIBOR 30 days with the
       addition of 1% point calculated from the day
       of payment of the subscription price

15.c   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to increase the Company's share
       capital by not more than SEK 11,000 by the
       issue of not more than 110,000 Class C shares,
       each with a ratio value of SEK 0.10; with disapplication
       of the shareholders' preferential rights, Nordea
       Bank AB [publ] shall be entitled to subscribe
       for the new Class C shares at a subscription
       price corresponding to the ratio value of the
       shares

15.d   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to repurchase its own Class C
       shares; the repurchase may only be effected
       through a public offer directed to all holders
       of Class C shares and shall comprise all outstanding
       Class C shares; the purchase may be effected
       at a purchase price corresponding to not less
       than SEK 0.10 and not more than SEK 0.11; payment
       for the Class C shares shall be made in cash

15.e   Approve to transfer the Class C shares that               Mgmt          For                            For
       the Company purchases by virtue of the authorization
       to repurchase its own shares in accordance
       with Resolution 15(d) above may, following
       reclassification into Class B shares, to participants
       in accordance with the terms of the Plan

16.    Authorize the Board of Directors to pass a resolution     Mgmt          For                            For
       on one or more occasions for the period up
       until the next AGM on repurchasing so many
       Class A and/or Class B shares that the Company's
       holding does not at any time exceed 10% of
       the total number of shares in the Company;
       the repurchase of shares shall take place on
       the OMX Nordic Exchange Stockholm and may only
       occur at a price within the share price interval
       registered at that time, where share price
       interval registered at that time, where share
       price interval means the difference between
       the highest buying price and lowest selling
       price

17.    Approve that owners of Class A shares shall               Mgmt          For                            For
       have the right to reclassification of their
       Class A shares into Class B shares; whereby
       each Class A share shall be able to be reclassified
       as a Class B share; a request for reclassification
       shall be able to be made from the period from
       and including 05 JUN 2008 up to and including
       19 JUN 2008 by notification to the Company
       on a special form which is to be sent to owners
       of Class A shares whose holdings are registered
       in their own names well in advance of 05 JUN
       2008, as well as being made available at the
       Company's premises and on the Company's website

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESTOR AB, STOCKHOLM                                                                      Agenda Number:  701466965
--------------------------------------------------------------------------------------------------------------------------
    Security:  W48102128                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  SE0000107419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Jacob Wallenberg as the Chairman of             Mgmt          For                            For
       the Meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 2 persons to attest to the accuracy of              Mgmt          For                            For
       the minutes

5.     Approve to decide whether proper notice of the            Mgmt          For                            For
       meeting has been made

6.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report, as well as of the consolidated financial
       statements and the Auditors' report for the
       Investor Group

7.     Approve the President's address                           Mgmt          For                            For

8.     Receive the report on the work of the Board               Mgmt          For                            For
       of Directors, the Remuneration Committee, the
       Audit Committee and the Finance and Risk Committee

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       for the Parent Company, as well as of the consolidated
       income statement and the consolidated balance
       sheet for the Investor Group

10.    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Directors and the President

11.    Approve a dividend of SEK 4.75 per share and              Mgmt          For                            For
       that 08 APR 2008 is the record date for receipt
       of dividend

12.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors at 10 and no Deputy
       Members of the Board of Directors

13.    Approve the total compensation to the Board               Mgmt          For                            For
       of Directors of SEK 6,937,500 to be divided
       between in aggregate, SEK 5,875,000 [whereof
       SEK 1,875,000 to the Chairman and SEK 500,000
       to each of the 8 remaining Members of the Board,
       which are not employed by the Company] in cash
       and in so-called synthetic shares in aggregate,
       SEK 1,062,500 in cash as remuneration for work
       in the Committees of the Board of Directors

14.    Re-elect Messrs. Sune Carlsson, Borje Ekholm,             Mgmt          For                            For
       Sirkka Hamalainen, Hakan Mogren, Grace Reksten
       Skaugen, Anders Scharp, O. Griffith Sexton,
       Lena Treschow Torell, Jacob Wallenberg and
       Mr. Peter Wallenberg Jr. as the Members of
       the Board of Directors; and Mr. Jacob Wallenberg
       as the Chairman of the Board of Directors

15.A   Approve that the Investor shall offer a total             Mgmt          For                            For
       remuneration in line with market conditions
       which will enable Investor to recruit and retain
       the most suitable Executives; the remuneration
       to the Management shall consist of basic salary,
       variable salary, long-term variable remuneration
       programs, pensions and other remuneration;
       together, those elements constitute the total
       remuneration of the individual; basic salary,
       variable salary and long-term Variable Remuneration
       Programs together constitute the salary of
       the employee; other remunerations and benefits
       shall be on market terms and shall contribute
       to facilitating the Executive's discharge of
       his or her tasks; Investor and Executives may
       terminate the contract of employment at 6 months
       notice and severance pay shall not exceed 24
       months of basic salary

15.B   Approve a Long-Term Variable Remuneration Program         Mgmt          For                            For
       for 2008 which, in its basic principles, is
       identical to the programs approved 2006 and
       2007; and that in order to reduce the cost
       of the Long-Term Variable Remuneration Program,
       to hedge the Program through total return swaps
       with third parties and/or, subject to the Resolution
       16 on the agenda, repurchases of Investor's
       shares which can then be transferred to the
       employees under the Stock Matching Plan and
       the Performance Share Program

16.    Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to decide on: purchases of Investor's
       shares on Stockholmsborsen and purchases in
       accordance with purchase offerings to shareholders,
       respectively, and on the transfer of Investor's
       shares on Stockholmsborsen, or in a manner
       other than on Stockholmsborsen including the
       right to decide on waiver of the shareholders'
       preferential rights and that payment may be
       effected other than in cash; repurchases may
       take place so that Investor's holding amounts
       to a maximum of 1/10 of all the shares in the
       Company; approve that the transfer of Investor's
       shares, in a maximum number of 1,200,000, to
       the employees in accordance with the Long-Term
       Variable Remuneration Program, described in
       Resolution 15B, shall be possible; the number
       of shares has been calculated with a certain
       margin as share price fluctuations during the
       period up and until the measurement period
       following the 2008 AGM may have an effect on
       the value of the program and, thus, on the
       number of shares to be included in the program

17.    Approve the Investor shall have a Nomination              Mgmt          For                            For
       Committee consisting of 1 representative for
       each of the 4 shareholders or Group of shareholders
       controlling the largest number of votes and
       the Chairman of the Board of Directors; the
       names of the 4 shareholder representatives
       and the names of the shareholders they represent
       shall be published not later than 6 months
       prior to the AGM in 2009 ; That, if during
       the incumbency of the Nomination Committee,
       one or more shareholders who have been appointed
       Members of the Nomination Committee cease to
       belong to the four shareholders controlling
       the largest number of votes, the composition
       of the Nomination Committee may be changed

18.    Conclusion of the meeting                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESTORS GROUP INC                                                                         Agenda Number:  701562298
--------------------------------------------------------------------------------------------------------------------------
    Security:  449586106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  CA4495861060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 457823 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       To receive the report of the directors for the            Non-Voting
       year ended 31 DEC 2007 and the consolidated
       financial statements for such a period and
       the auditors report thereon

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE IN FAVOR OR ABSTAIN ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBER 1 THANK YOU.

1.1    Elect Mr. Andre Desmarans as a Director                   Mgmt          Against                        Against

1.2    Elect Mr. Paul Desmarans, Jr. as a Director               Mgmt          Against                        Against

1.3    Elect Mr. Robert Gratton as a Director                    Mgmt          Against                        Against

1.4    Elect Mr. Daniel Johnson as a Director                    Mgmt          For                            For

1.5    Elect Mr. RT. Hon .D. F. Mazankowski as a Director        Mgmt          For                            For

1.6    Elect Mr. John S. McCallum as a Director                  Mgmt          For                            For

1.7    Elect Mr. Raymond L. McFeetors as a Director              Mgmt          Against                        Against

1.8    Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          Against                        Against

1.9    Elect Mr. Roy W. Piper as a Director                      Mgmt          For                            For

1.10   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          Against                        Against

1.11   Elect Mr. Philip K. Ryan as a Director                    Mgmt          Against                        Against

1.12   Elect Mr. Susan Sherk as a Director                       Mgmt          For                            For

1.13   Elect Mr. Charles R. Sims as a Director                   Mgmt          Against                        Against

1.14   Elect Mr. Murray J. Taylor as a Director                  Mgmt          Against                        Against

1.15   Elect Mr. Gerard Veilleux as a Director                   Mgmt          Against                        Against

2.     Appoint the Auditors                                      Mgmt          For                            For

       To transact such other busines                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 IRISH LIFE & PERMANENT PLC                                                                  Agenda Number:  701548084
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4945H105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  IE0004678656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts reports                              Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-appoint Mr. Breffni Byrne                              Mgmt          For                            For

3.B    Re-appoint Mr. Danuta Gray                                Mgmt          For                            For

3.C    Re-appoint Mr. Eamonn Heffernan                           Mgmt          For                            For

3.D    Re-appoint Mr. Gillian Bowler                             Mgmt          For                            For

3.E    Re-appoint Mr. Kieran McGowan                             Mgmt          For                            For

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors shares

S.5    Authorize the Company, to purchases of the Company's      Mgmt          For                            For
       shares and to determine the re-issue price
       of Treasury shares

S.6    Authorize the Directors to disapply statutory             Mgmt          For                            For
       pre-emption rights

S.7    Approve to implement certain provisions of the            Mgmt          For                            For
       transparency directive regulations and make
       certain consequential amendments to the Articles




--------------------------------------------------------------------------------------------------------------------------
 ISTITUTO FINANZIARIO INDUSTRIALE IFI SPA, TORINO                                            Agenda Number:  701537182
--------------------------------------------------------------------------------------------------------------------------
    Security:  T56970170                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  IT0001353157
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the proxy to the Board of Directors               Mgmt          For                            For
       council to increase the share capital up to
       the maximum EUR 561,750,000.00, also in more
       tranches; consequently change Article 5 of
       the Associations; any deliberations thereof

2.     Amend the Articles 11, 14 and 23 of the Articles          Mgmt          For                            For
       of Associations; any deliberations thereof




--------------------------------------------------------------------------------------------------------------------------
 ISUZU MOTORS LIMITED                                                                        Agenda Number:  701615366
--------------------------------------------------------------------------------------------------------------------------
    Security:  J24994105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3137200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITALCEMENTI FABBRICHE RIUNITE CEMENTO SPA, BERGAMO                                          Agenda Number:  701506175
--------------------------------------------------------------------------------------------------------------------------
    Security:  T5976T104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0001465159
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 10.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

A.1    Receive the Board of Directors report and Board           Mgmt          For                            For
       of Auditors report on business year 2007 exam
       of the balance sheet as of 31 DEC 2007, retained
       and consequential resolutions

A.2    Grant authority to buy back and dispose own               Mgmt          For                            For
       shares

A.3    Approve to replace the current stock option               Mgmt          For                            For
       plan reserved to managers with new plans Stock
       Options Plan for Management and Longterm Incentive
       Monetary Plan Linked to the Italcementi Appreciation
       Stock for managers

E.1    Approve to renew the power given to Directors,            Mgmt          Against                        Against
       as per Article. 2443 and 2420 TER of the Civil
       Code, to increase the corporate capital in
       one or more tranches formax EUR 5,00,000,000
       and to issue convertible bonds with warrants
       for MAX EUR 500,000,000




--------------------------------------------------------------------------------------------------------------------------
 ITALMOBILIARE SPA, MILANO                                                                   Agenda Number:  701538398
--------------------------------------------------------------------------------------------------------------------------
    Security:  T62283121                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0000074598
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 457651 DUE TO RECEIPT OF AN ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors and of Auditors report,
       adjournment thereof

2.     Grant authority to purchase and dispose own               Mgmt          For                            For
       shares

3.     Appoint the Board of Directors and approve to             Mgmt          For                            For
       determine the Office tenor and of the number
       of its Members

4.     Appoint the Internal Auditor, Chairman of the             Mgmt          For                            For
       Board of Auditors and approve to determine
       the emoluments

E.1    Approved to convert Company’s SAV Shares             Mgmt          For                            For
       into ordinary shares, SAV shareholders will
       have the faculty to convert their shares into
       ordinary line at a ratio of 1 new ordinary
       share for each one SAV share converted, with
       no cost; related and consequential resolutions
       and amend Articles 5,6,8 and 31 of the by laws




--------------------------------------------------------------------------------------------------------------------------
 ITALMOBILIARE SPA, MILANO                                                                   Agenda Number:  701543159
--------------------------------------------------------------------------------------------------------------------------
    Security:  T62283139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  IT0000074614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 MAY 2008 AT 11:00 (AND A THIRD CALL ON 27
       MAY 2008 AT 11:00). CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Appoint the common delegate for 2008-2009-2010            Mgmt          For                            For
       and emolument determination

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU CORPORATION                                                                          Agenda Number:  701608347
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2501P104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3143600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITV PLC, LONDON                                                                             Agenda Number:  701508131
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4984A110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0033986497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and accounts                 Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend of 1.8p                          Mgmt          For                            For

4.     Elect Mr. Dawn Airey as a Director                        Mgmt          For                            For

5.     Re-elect Sir James Crosby as a Non-Executive              Mgmt          For                            For
       Director

6.     Elect Mr. Rupert Howell as a Director                     Mgmt          For                            For

7.     Elect Mr. Heather Killen as a Non-Executive               Mgmt          For                            For
       Director

8.     Elect Mr. John Ormerod as a Non-Executive Director        Mgmt          For                            For

9.     Re-elect Mr. Baroness Usha Prashar as a Non-Executive     Mgmt          For                            For
       Director

10.    Elect Mr. Agnes Tourane as a Non-Executive Director       Mgmt          For                            For

11.    Re-appoint KPMG Audit PLC as the Auditors                 Mgmt          For                            For

12.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

13.    Grant authority to allot shares                           Mgmt          For                            For

S.14   Approve to disapply the pre-emption rights                Mgmt          For                            For

15.    Grant authority for certain donations and expenditure     Mgmt          For                            For

S.16   Approve to purchase own shares                            Mgmt          For                            For

S.17   Approve the new Articles of Association                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 IZUMI CO.,LTD.                                                                              Agenda Number:  701574863
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25725110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3138400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          Abstain                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 J.FRONT RETAILING CO.,LTD.                                                                  Agenda Number:  701559215
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28711109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  JP3386380004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 JAPAN AIRLINES CORPORATION                                                                  Agenda Number:  701615657
--------------------------------------------------------------------------------------------------------------------------
    Security:  J26006106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3705400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PETROLEUM EXPLORATION CO.,LTD.                                                        Agenda Number:  701616471
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2740Q103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3421100003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Board to Authorize               Mgmt          Against                        Against
       Use of Share Purchase Warrants as an  Anti-Takeover
       Defense Measure, Make Resolutions Related to
       Anti-Takeover  Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAPAN TOBACCO INC.                                                                          Agenda Number:  701607751
--------------------------------------------------------------------------------------------------------------------------
    Security:  J27869106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3726800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HOLDINGS LTD, HAMILTON                                                     Agenda Number:  701539718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G50736100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       and the Independent Auditor's report for the
       YE 31 DEC 2007, and to declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          Against                        Against

3.     Re-elect Mr. Simon Keswick as a Director                  Mgmt          Against                        Against

4.     Re-elect Dr. Richard Lee as a Director                    Mgmt          Against                        Against

5.     Re-elect Mr. Percy weatherall as a Director               Mgmt          Against                        Against

6.     Approve to fix the Director's fees                        Mgmt          For                            For

7.     Re-appoint the Auditors and to authorize the              Mgmt          For                            For
       Directors to fix their remuneration

8.     Approve the exercise by the Directors during              Mgmt          For                            For
       the relevant period of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       Relevant Period up to an aggregate nominal
       amount of USD 51.7 million; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       wholly for cash [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in above paragraph, otherwise
       than pursuant to a rights issue [for the purposes
       of this resolution, rights issue' being an
       offer of shares or other securities to holders
       of shares or other securities on the register
       on a fixed record date in proportion to their
       then holdings of such shares or other securities
       or otherwise in accordance with the rights
       attaching thereto [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the Laws of, or the requirements
       of any recognized regulatory body or any Stock
       Exchange in, any territory], or the issue of
       shares pursuant to the Company's Employee Share
       Purchase Trust, shall not exceed USD7.7 million;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

9.     Approve the exercise by the Directors of all              Mgmt          For                            For
       powers of the Company to purchase its own shares,
       subject to and in accordance with all applicable
       Laws and Regulations, during the relevant period;
       the aggregate nominal amount of shares of the
       Company which the Company may purchase pursuant
       to the approve this resolution shall be less
       than 15% of the aggregate nominal amount of
       the existing issued share capital of the Company
       at the date of this meeting; approve this resolution
       shall, where permitted by applicable Laws and
       regulations and subject to the limitation in
       this resolution, extend to permit the purchase
       of shares of the Company i) by subsidiaries
       of the Company and ii) pursuant to the terms
       of put Warrants or financial instruments having
       similar effect [Put Warrants] whereby the Company
       can be required to purchase its own shares,
       provided that where put Warrants are issued
       or offered pursuant to a Rights Issue [as defined
       in resolution 8] the price which the Company
       may pay for shares purchased on exercise of
       Put Warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the 5 dealing days falling 1 day
       prior to the date of any public announcement
       by the Company of the proposed issue of Put
       Warrants; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 JC DECAUX SA, NEUILLY SUR SEINE                                                             Agenda Number:  701507937
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5333N100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  FR0000077919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Approve the financial statements and grant discharge      Mgmt          For                            For
       to the Management Board and the Supervisory
       Board Members

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.44 per share

O.4    Approve the non-tax deductible expenses                   Mgmt          For                            For

O.5    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.6    Authorize the repurchase of up to 10% of issued           Mgmt          Against                        Against
       share capital

O.7    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board Members in the aggregate amount of EUR
       180,000

E.8    Approve the reduction in Share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.9    Authorize the filing of required documents/other          Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 JFE HOLDINGS,INC.                                                                           Agenda Number:  701610392
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2817M100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3386030005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JFE SHOJI HOLDINGS, INC.                                                                    Agenda Number:  701637172
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2870F109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3386020006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 JS GROUP CORPORATION                                                                        Agenda Number:  701618196
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2855M103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3626800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Legal Reserve                        Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 JSR CORPORATION                                                                             Agenda Number:  701594384
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2856K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  JP3385980002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JTEKT CORPORATION                                                                           Agenda Number:  701633213
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2946V104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3292200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 JULIUS BAER HOLDING AG, ZUERICH                                                             Agenda Number:  701496223
--------------------------------------------------------------------------------------------------------------------------
    Security:  H4407G263                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  CH0029758650
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 439065, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual report, annual accounts of             Mgmt          For                            For
       the Group 2007 report of the Auditor and the
       Group Auditor

2.     Approve the appropriation of the balance profit           Mgmt          For                            For

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

4.     Elect the Board of Directors                              Mgmt          For                            For

5.     Elect the Auditor and the Group Auditor                   Mgmt          For                            For

6.     Approve the reduction of the share capital                Mgmt          For                            For

7.     Approve the Share Repurchase Program 2008 to              Mgmt          For                            For
       2010




--------------------------------------------------------------------------------------------------------------------------
 JYSKE BANK A/S, SILKEBORG                                                                   Agenda Number:  701465153
--------------------------------------------------------------------------------------------------------------------------
    Security:  K55633117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  DK0010307958
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT ACCORDING TO THE ARTICLES OF             Non-Voting
       ASSOCIATION NO SHAREHOLDERS CAN CAST MORE THAN
       4000 VOTES. THANK YOU.

1.     Approve the report of the Supervisory Board               Mgmt          Abstain                        Against
       on the Bank's operations during the preceding
       year

2.     Receive the annual report for adoption or other           Mgmt          For                            For
       resolution as well as resolution as to the
       application of profit or cover of loss according
       to the accounts adopted

3.     Authorize the Bank to acquire Jyske Bank shares           Mgmt          For                            For
       until the next AGM, of up to 1/10 of the share
       capital at prices not deviating by more than
       10% from the latest closing bid price listed
       on the OMX Nordic Exchange Copenhagen at the
       time of the acquisition

4.     Approve: a) to reduce the Jyske Bank's nominal            Mgmt          For                            For
       share capital by DKK 20 million, or 2 million
       shares, from DKK 560 million to DKK 540 million,
       the reduction to be used for payment to the
       shareholders, cf. S.44(a)(1) of the Danish
       Companies Act; consequently amend Article 2
       of the Articles of Association to effect the
       Bank's nominal share capital be DKK 540 million;
       b) authorize the Supervisory Board, in consequence
       to the capital reduction, Article 4(2) to be
       amended to the effect, to increase the share
       capital up to DKK 1,540 million; [Authority
       granted by Article 4(2) to expire on 01 MAR
       2013]; c) [Authority granted by Article 4(3)
       to expire on 01 MAR 2013]; d) to change the
       name from Kobenhavns Fondsbors to OMX Den Nordiske
       Bors, Kobenhavn/OMX Den Nordiske Exchange,
       Copenhagen; e) the clarification of the rules
       in Article 10(4) of the Articles of Association
       on the appointment of Members of the Supervisory
       Board as proxies and the possibility of using
       electronic forms for the appointment of proxies

5.     Elect Shareholders' Representatives for the               Mgmt          For                            For
       Northern Division

6.     Appoint the Auditors                                      Mgmt          For                            For

7.     Authorize the Supervisory Board, in connection            Mgmt          For                            For
       with the amendments of the Articles of Association,
       to make such amendments as may be required
       by the Danish Commerce and Companies Agency
       in connection with registration of the Articles
       of Association

8.     Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 JYSKE BANK A/S, SILKEBORG                                                                   Agenda Number:  701494964
--------------------------------------------------------------------------------------------------------------------------
    Security:  K55633117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  DK0010307958
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Approve to reduce the Jyske Bank's nominal share          Mgmt          For                            For
       capital by DKK 20 million, or 2 million shares,
       from DKK 560 million to DKK 540 million, the
       reduction to be used for payment to the shareholders,
       cf. S.44(a)(1) of the Danish Companies Act;
       consequently amend Article 2 of the Articles
       of Association to the effect that in future
       the Bank's nominal share capital be DKK 540
       million

b.     Amend, in consequence of the proposed capital             Mgmt          For                            For
       reduction, Article 4(2) to the effect that
       the Supervisory Board be authorized to increase
       the share capital up to DKK 1,540 million;
       the authority granted by Article 4(2) to expire
       on 01 MAR 2013

c.     Approve that the authority set out in Article             Mgmt          For                            For
       4(3) to expire on 01 MAR 2013

d.     Approve to change the name from Copenhagen Stock          Mgmt          For                            For
       Exchange to OMX Nordic Exchange, Copenhagen,
       in Article 7(2)

e.     Approve to clarify the rules in Article 10(4)             Mgmt          For                            For
       on the appointment of the Members of the Supervisory
       Board as proxies and the possibility of using
       electronic forms for the appointment of the
       proxies




--------------------------------------------------------------------------------------------------------------------------
 K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT                                                Agenda Number:  701525771
--------------------------------------------------------------------------------------------------------------------------
    Security:  D37808108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  DE0007162000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 23 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 82,500,000 as follows: Payment
       of a dividend of EUR 2 per no-par share ex-dividend
       and payable date: 15 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte+Touche  Mgmt          For                            For
       GmbH, Hanover

6.     Elections to the Supervisory Board Ms. Jella              Mgmt          For                            For
       S. Benner, Mr. Heinacher, Dr. Uwe-Ernst Bufe,
       Mr. Rainer Grohe, Dr. Karl Heidenreich, Dr.
       Bernd Malmstroem, Dr. Rudolf Mueller, Dr. Eckart
       Suenner

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the stock exchange, nor more
       than 10%, if they are acquired by way of a
       repurchase offer, on or before 31 OCT 2009,
       the Board of Managing Directors shall be authorized
       to sell the shares on the stock exchange or
       by a rights offering, to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Resolution on the revocation of the authorization         Mgmt          Against                        Against
       of 10 MAY 2006 to issue bonds and the corresponding
       contingent capital, the authorization to issue
       conv. and/or warrant bonds, the creation of
       contingent capital, and the correspond, amendment
       to the Articles of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bearer and/or registered bonds of up to EUR
       5,000,000,000, conferring convey, and/or option
       rights for new shares of the Company, on or
       before 13 MAY 2013, Shareholders shall be granted
       subscription rights except for the issue of
       bonds conferring convey, and/or option rights
       for shares of the Company of up to 10% of its
       share capital if such bonds are issued at a
       price not materially below their theoretical
       market value, for residual amounts, for the
       issue of bonds against payment in kind in connection
       with acquisitions, and for the granting of
       such rights to other bondholders; the Company's
       share capital shall be increased accordingly
       by up to EUR 54,400,000 through the issue of
       up to 20,625,000 new bearer no-par shares,
       insofar as conv. and/or option rights are exercised

9.     Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a stock split, and the correspond,
       amendment to the Articles of Association, the
       share capital of EUR 108,800,000 shall be increased
       by EUR 56,200,000 to EUR 165,000,000 through
       the conversion of revenue reserves of EUR 56,200,000,
       the Company's share capital of then EUR 165,000,000
       shall be redenominated by way of a 4-for-l
       stock split into 165,000,000 no-par shares
       with a theoretical par value of EUR 1 each

10.    Resolution on amendments to the authorized capital        Mgmt          For                            For
       as per Section 4[4] of the Articles of Association,
       as follows: the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the Company's
       share capital by up to EUR 82,500,000 through
       the issue of up to 82,500,000 new bearer no-par
       shares against payment in cash or kind, on
       or before 09 MAY 2011, Shareholders shall be
       granted subscription rights except for a capital
       increase of up to EUR 41,250,000




--------------------------------------------------------------------------------------------------------------------------
 KAJIMA CORPORATION                                                                          Agenda Number:  701629911
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29223120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3210200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Expand Business
       Lines, Adopt Reduction of Liability System
       for Outside        Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANEKA CORPORATION                                                                          Agenda Number:  701613211
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2975N106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3215800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANEMATSU CORPORATION                                                                       Agenda Number:  701618259
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29868106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3217100001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KANTO AUTO WORKS,LTD.                                                                       Agenda Number:  701615784
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30341101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3231400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KAO CORPORATION                                                                             Agenda Number:  701603448
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30642169                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3205800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Delegation to the Meeting of the Board of Directors       Mgmt          For                            For
       of the Company of Determination of Matters
       for Offering of Stock Acquisition Rights to
       be Issued as Stock Options

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 KAWASAKI HEAVY INDUSTRIES,LTD.                                                              Agenda Number:  701608210
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31502107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3224200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAWASAKI KISEN KAISHA,LTD.                                                                  Agenda Number:  701608296
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31588114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3223800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAZAKHMYS PLC, LONDON                                                                       Agenda Number:  701378944
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5221U108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  GB00B0HZPV38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the proposed acquisition by the Company          Mgmt          No vote
       of the entire issued share capital of Kazakhmys
       Eurasia B V [the acquisition ] as specified,
       pursuant to the terms and subject to the conditions
       of the option deed date 13 MAR 2006 between
       the Company and Bracewood Investment B V [the
       Option Deed] and the acquisition agreement
       dated 01 OCT 2007 between the Company and Bracewood
       Investment B V [the Acquisition]; and authorize
       the Directors of the Company to do all such
       acts and things and execute all such deeds
       and documents as they may in their absolute
       discretion consider necessary and or desirable
       in order to implement and complete the acquisition
       in accordance with the terms described in the
       Option Deed and the Acquisition Agreement ,
       subject to such immaterial amendments or variations
       thereto as the Directors of the Company may
       in their absolute discretion think fit




--------------------------------------------------------------------------------------------------------------------------
 KAZAKHMYS PLC, LONDON                                                                       Agenda Number:  701511025
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5221U108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  GB00B0HZPV38
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and Auditors          Mgmt          For                            For
       and the accounts of the Company for the YE
       31 DEC 2007

2.     Declare a final dividend of 27.4 US cents per             Mgmt          For                            For
       ordinary share

3.     Approve the Directors remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2007

4.     Re-elect Mr. Vladimir Kim as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Companys Article of Association

5.     Re-elect Mr. Oleg Novachuk as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Articles of Association

6.     Re-elect Mr. Vladimir Ni as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Articles of Association

7.     Re-elect Mr. Lord Renwick as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Articles of Association

8.     Re-appoint Ernst and Young LLP as the Auditor             Mgmt          For                            For
       of the Company until the conclusion of the
       next AGM at which accounts are laid before
       the Company

9.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority pursuant to and in accordance
       with Section 80 of the Companies Act 1985 as
       amended [the Companies Act] to exercise all
       powers of the Company to allot relevant securities
       [Section 80 of the Companies Act] up to an
       aggregate nominal amount of GBP 30,330,285;
       [Authority expires at the conclusion of the
       Company's AGM in 2009]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2)] for cash as if Section
       89(1) of the Companies At 1985 did not apply
       to such allotment as this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue; b) up to an
       aggregate nominal amount of GBP 4,549,542;
       [Authority expires at the conclusion of the
       Company's AGM in 2009]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163(3) of
       the Companies Act] of ordinary shares of 20
       pence each in the capital of the Company, the
       maximum aggregate number of ordinary shares
       to be purchased is 45,495,428; at a minimum
       price to be paid for an ordinary share is 20
       pence per ordinary share and not more than
       105% of the average of the closing price of
       the Company's ordinary share as derived from
       the London Stock Exchange Daily Official List,
       for the five business days preceding the date
       of purchase or the price of the last independent
       trade and the highest current bid as stipulated
       by Article 5(1) of the commission regulation
       (EC) 22 DEC 2003 implementing the market abuse
       directive as regards exemptions for buy-back
       programmes and stabilization of financial instruments
       [number 2273/2003] [Authority expires at the
       conclusion of the Company's AGM in 2009]; before
       the expiry, the Company may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.13   Adopt the Articles of Association, produced               Mgmt          For                            For
       to the meeting and intialled by by the Chairman
       of the meeting for the purpose of identification,
       in substitution for and to the exclusion of
       the existing Articles of Association of the
       Company

S.14   Adopt, in document marked Articles relating               Mgmt          For                            For
       to Directors conflicts produced to the meeting
       and initialed by the Chairman of the meeting
       for the purpose of identification, the Articles
       126 to 130 in substitution for and to the exclusion
       of the existing Articles 126 to 130 of the
       Articles of Association of the Company as specified
       in Resolution 13 and the Articles following
       the substituted Articles be renumbered accordingly

15.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provision of the Companies Act 2006,
       to send convey or supply all types of notices,
       documents or information to its shareholders
       by means of electronic equipment included by
       marking such notices, documents or information
       available in website




--------------------------------------------------------------------------------------------------------------------------
 KBC ANCORA CVA, HEVERLEE                                                                    Agenda Number:  701381131
--------------------------------------------------------------------------------------------------------------------------
    Security:  B0205Y114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  BE0003867844
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Communication of the annual report over 2006-2007         Non-Voting
       by the Statutory Manager

2.     Communication of the Auditor's report on the              Non-Voting
       annual accounts 2006-2007

3.     Questions                                                 Non-Voting

4.     Approve the annual accounts on 30 JUN 2007,               Mgmt          No vote
       allocation of income and dividends of EUR 3.05
       per share

5.     Grant discharge to the Statutory Manager and              Mgmt          No vote
       to the Commissioner

6.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KBC GROUPE SA, BRUXELLES                                                                    Agenda Number:  701505589
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5337G162                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  BE0003565737
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Review of the Company and consolidated annual             Non-Voting
       report of the Board of Directors of KBC Group
       NV for the FYE on 31 DEC 2007

A.2    Reveiw of the Auditor's report on the company             Non-Voting
       and the consolidated annual accounts of KBC
       Group NV for the FYE on 31 DEC 2007

A.3    Review of the consolidated annual accounts of             Non-Voting
       KBC Group NV for the FYE on 31 DEC 2007

A.4    Approve the company annual accounts of KBC Group          Mgmt          Abstain                        Against
       NV for the financial year ending on 31 DEC
       2007

A.5    Approve the proposed appropriation of the profit          Mgmt          For                            For
       earned by KBC Group NV in the FYE on 31 DEC
       2007; motion to pay a gross dividend of EUR
       3.78 for each share, except the 12 436 312
       repurchased KBC Group NV shares whose dividend
       certificates will be cancelled at the meeting
       pursuant to Article 622 of the Companies Code

A.6    Grant discharge to the Directors of KBC Group             Mgmt          Abstain                        Against
       NV for the performance of their mandate during
       the 2007 FY

A.7    Grant discharge to the Auditor of KBC Group               Mgmt          For                            For
       NV for the performance of his mandate during
       the 2007 FY

A.8    Authorize the Board of Directors of KBC Group             Mgmt          Against                        Against
       NV and the Boards of Directors of its direct
       subsidiaries, with the possibility of further
       delegation, to acquire and take in pledge KBC
       Group NV shares over a period of 18 months,
       as long as the par value of the KBC Group NV
       shares held in portfolio and taken in pledge
       does not exceed 10% of its issued share capital;
       the shares may be acquired at a price per share
       that may not be lower than 1 EURO, and may
       not be higher than the last closing price on
       Euronext Brussels before the date of acquisition
       plus 10 %; within the confines of the law,
       this authorisation is valid for all acquisitions
       for a consideration, in the broadest sense
       of the term, on or off the exchange; this authorisation
       to buy back own shares replaces that granted
       by the General Meeting of 26 APR 2007, as specified

A.9.A  Appoint Mr Jan Huyghebaert as Director for a              Mgmt          For                            For
       period of 4 years, i.e. until after the AGM
       of 2012

A.9.B  Appoint Mr Theo Roussis as Director for a period          Mgmt          For                            For
       of 4 years, i.e. until after the AGM of 2012

A.9.C  Appoint Mr. Jo Cornu as Independent Director              Mgmt          For                            For
       within the meaning of and in line with the
       criteria set out in Article 524, 4 of the Companies
       Code and in the Corporate Governance Code,
       for a term of 4 years, i.e. until after the
       AGM of 2012

A.9.D  Appoint Mr. Lode Morlion as Director for a period         Mgmt          For                            For
       of 4 years, i.e. until after the AGM of 2012,
       to replace Mr. Guido Van Roey, who will resign
       after this year's AGM

A.9.E  Appoint Mrs. Ghislaine Van Kerckhove for a period         Mgmt          For                            For
       of 4 years, i.e. until after the AGM of 2012,
       to replace Mr. Xavier Lienart, who will resign
       after this year's AGM

A.10   Other business                                            Non-Voting

E.1    Amend the third paragraph of Article 5: The               Mgmt          For                            For
       shareholders register can be kept in electronic
       form

E.2    Amend the fourth paragraph of Article 5                   Mgmt          For                            For

E.3    Amend the fifth paragraph of Article 5 with               Mgmt          For                            For
       the following text: as specified

E.4    Amend the transitional provision under Article            Mgmt          For                            For
       11bis and include it under Article 5, as specified

E.5    Amend the Article 10 bis with the following               Mgmt          For                            For
       text, as specified

E.6    Amend the Article 11bis with the following text,          Mgmt          For                            For
       as specified

E.7    Amend the fourth paragraph of Article 17 with             Mgmt          For                            For
       the following text, as specified

E.8    Amend the Article 28 with the following text,             Mgmt          For                            For
       as specified

E.9    Amend, as a new first sentence, to the first              Mgmt          For                            For
       paragraph of Article 36, as specified

E.10   Amend the last sentence of Article 39 by the              Mgmt          For                            For
       following text, as specified




--------------------------------------------------------------------------------------------------------------------------
 KDDI CORPORATION                                                                            Agenda Number:  701599598
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31843105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3496400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEIHAN ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  701622703
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31975121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3279400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KEIHIN ELECTRIC EXPRESS RAILWAY CO.,LTD.                                                    Agenda Number:  701623072
--------------------------------------------------------------------------------------------------------------------------
    Security:  J32104119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3280200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Anti-Takeover Mechanism                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KEIO CORPORATION                                                                            Agenda Number:  701620723
--------------------------------------------------------------------------------------------------------------------------
    Security:  J32190126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3277800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Provision of Bonuses for Directors                Mgmt          For                            For

3      Approve Purchase of Own Shares                            Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KELDA GROUP PLC, BRADFORD                                                                   Agenda Number:  701437926
--------------------------------------------------------------------------------------------------------------------------
    Security:  G32344114                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  14-Jan-2008
        ISIN:  GB00B1KQN728
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve [with or without modification] a scheme           Mgmt          For                            For
       of arrangement pursuant to Section 425 of the
       Companies Act 1985 [the Scheme of Arrangement]
       proposed to be made between Kelda Group Plc
       [the Company] and the holders of ordinary scheme
       shares




--------------------------------------------------------------------------------------------------------------------------
 KELDA GROUP PLC, BRADFORD                                                                   Agenda Number:  701437940
--------------------------------------------------------------------------------------------------------------------------
    Security:  G32344114                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  14-Jan-2008
        ISIN:  GB00B1KQN728
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

S.1    Approve, for the for the purpose of giving effect         Mgmt          For                            For
       to the Ordinary Scheme [as specified] dated
       20 DEC 2007, in its original form or with or
       subject to such modifications, additions or
       conditions agreed between the Company and Saltaire
       water and approved or imposed by the court,
       and notwithstanding anything to the contrary
       in the Company's Articles of Association: [i]
       to authorize the Directors of the Company to
       take all such action as they consider necessary
       or appropriate for carrying the ordinary scheme
       into effect; [ii] that the share capital of
       the Company be reduced by canceling and extinguishing
       the ordinary cancellation shares [as specified]
       and forthwith and contingently upon such reduction
       of capital taking effect, the capital of the
       Company be increased by the creation of such
       number of new ordinary shares of 20 2/9 pence
       each as shall be equal to the number of ordinary
       cancellation shares cancelled as aforesaid
       and having the same rights as the ordinary
       cancellation shares so cancelled; and [iii]
       that the reserve arising in the books of account
       of the Company as a result of the cancellation
       of the ordinary cancellation shares be applied
       in paying up in full at par all of the new
       shares in the Company created pursuant to this
       resolution, which be allotted and issued, credited
       as fully paid, to Saltaire water, in accordance
       with the ordinary scheme; [b] to authorize
       the Directors, conditionally upon and simultaneously
       with the Ordinary Scheme becoming effective
       and notwithstanding anything to the contrary
       in the Company's Articles of Association, pursuant
       to Section 80 of the Companies Act 1985, to
       allot relevant securities [within the meaning
       of Section 80(2) of the Companies Act 1985]
       provided always that: the maximum aggregate
       nominal amount of relevant securities that
       may be allotted under this authority shall
       be the aggregate nominal amount of the said
       new ordinary shares created pursuant to this
       resolution; [Authority expires on the fifth
       anniversary of this resolution]; and this authority
       shall be without prejudice and in addition
       to any other authority under the said section
       80 previously granted before the date on which
       this resolution passed; and [c] to amend, with
       effect from the passing of this resolution,
       Article 161 of Association of the Company as
       specified

S.2    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the B Scheme [as specified] dated 20 DEC 2007,
       in its original form or with or subject to
       such modifications, additions or conditions
       agreed between the Company and Saltaire water
       and approved or imposed by the court, and notwithstanding
       anything to the contrary in the Company's Articles
       of Association: [i] to authorize the Directors
       of the Company to take all such action as they
       consider necessary or appropriate for carrying
       the B scheme into effect; [ii] that the share
       capital of the Company be reduced by canceling
       and extinguishing the B Cancellation Shares
       [as specified] and forthwith and contingently
       upon such reduction of capital taking effect,
       the capital of the Company be increased by
       the creation of such number of new ordinary
       shares of 20 2/9 pence each the aggregate nominal
       value of which shall be equal to the aggregate
       nominal value of B Scheme Shares cancelled
       as aforesaid and having the same rights as
       the ordinary shares [as specified], rounded
       up to the nearest whole number of such new
       ordinary shares; and [iii] that the reserve
       arising in the books of account of the Company
       as a result of the cancellation of the B Cancellation
       Shares [and such additional amount standing
       to the credit of the Company's share premium
       account as shall be equal to the difference
       between the nominal value of the B Cancellation
       Shares cancelled as aforesaid and the aggregate
       nominal value of the new ordinary shares created
       pursuant to this resolution] be applied in
       paying up in full at par all of the new shares
       in the Company created pursuant to this resolution,
       which be allotted and issued, credited as fully
       paid, to Saltaire water, in accordance with
       the B Scheme; [b] to authorize the Directors,
       conditionally upon and simultaneously with
       the B Scheme becoming effective and notwithstanding
       anything to the contrary in the Company's Articles
       of Association, pursuant to Section 80 of the
       Companies Act 1985, to allot relevant securities
       [within the meaning of Section 80(2) of the
       Companies Act 1985] provided always that: the
       maximum aggregate nominal amount of relevant
       securities that may be allotted under this
       authority shall be the aggregate nominal amount
       of the said new ordinary shares created pursuant
       to this resolution; [Authority expires on the
       fifth anniversary of this resolution]; and
       this authority shall be without prejudice and
       in addition to the authority conferred upon
       the Board of Directors in Resolution S.1 and
       any other authority under the said section
       80 previously granted before the date on which
       this resolution passed




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505832
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4722Z120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 of Singapore [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company [the
       Shares] not exceeding in aggregate the maximum
       limit [issued shares representing not more
       than 10% of the total number of issued shares],
       at such price(s) as maybe determined by the
       Directors of the Company from time to time
       up to the maximum price [which is: (a) in the
       case of a market purchase, 105%, of the Average
       Closing Price; and (b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120%, of the Average Closing Price], whether
       by way of: (a) market purchase(s) [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; and/or (b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise approve in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and listing rules of the SGX-ST as may
       for the time being be applicable, [the share
       purchase Mandate];[Authority expires the date
       on which the next AGM of the Company [AGM]
       is held or required by law to be held; or the
       date on which the purchases or acquisitions
       of shares by the Company pursuant to the share
       purchase mandate are carried out to the full
       extent mandated, whichever is the earlier];
       to complete and do all such acts and things
       [including without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this ordinary resolution

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       [as defined in the Circular to shareholders
       dated 27 MAR 2008 [the Circular]], or any of
       them, to enter into any of the transactions
       falling within the types of interested person
       transactions described in the Circular, with
       any person who falls within the classes of
       interested persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as set out in the Circular [the
       IPT Mandate];[Authority continue in force until
       the date that the next AGM is held or is required
       by law to be held, whichever is earlier]; authorize:
       the Audit Committee of the Company to take
       such action as it deems proper in respect of
       such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual of the SGX-ST which
       may be prescribed by the SGX-ST from time to
       time; and the Directors and/or any of them
       to complete and do all such act sand things
       [including, without limitation, executing such
       documents as may be required] as they and/or
       he may consider necessary, expedient, incidental
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this ordinary
       resolution




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL CORPORATION LTD                                                                      Agenda Number:  701505844
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4722Z120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1U68934629
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       Audited accounts for the YE 31 DEC 2007

2.     Approve to declare a final dividend of 10 cents           Mgmt          For                            For
       per share tax exempt one-tier and a special
       dividend of 45 cents per share tax exempt one-tier
       for the YE 31 DEC 2007 [2006: final dividend
       of 8 cents per share less tax]

3.     Re-elect Mr. Lim Chee Onn as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

4.     Re-elect Mr. Tony Chew Leong-Chee as a Directors,         Mgmt          For                            For
       who retires pursuant to Article 81B of the
       Company's Articles of Association and who,
       being eligible, offer themselves for re-election
       pursuant to Article 81C

5.     Re-elect Mr. Teo Soon Hoe as a Directors, who             Mgmt          For                            For
       retires pursuant to Article 81B of the Company's
       Articles of Association and who, being eligible,
       offer themselves for re-election pursuant to
       Article 81C

6.     Re-elect Mr. Sven Bang Ullring as a Director              Mgmt          For                            For
       at the conclusion of this AGM, and who, being
       eligible, offers himself for re-election pursuant
       to Section 153(6) of the Companies Act [Chapter
       50] to hold office until the conclusion of
       the next AGM of the Company

7.     Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Company for the FYE 31 DEC
       2007, comprising the following: a) the payment
       of the Director's fees of an aggregate amount
       of SGD 600,625 in cash [2006: SGD 610,000];
       and b) 1) the award of an aggregate number
       of 15,500 existing ordinary shares in the capital
       of the Company [the 'Remuneration Shares']
       to Mr. Tony Chew Leong-Chee, Mr. Lim Hock San,
       Mr. Sven Bang Ullring, Tsao Yuan Mrs. Lee Soo
       Ann, Mr. Leung Chun Ying, Mrs. Oon Kum Loon,
       Mr. Tow Heng Tan and Mr. Yeo Wee Kiong [together,
       the 'Non-Executive Directors'] as payment in
       part of their respective remuneration for the
       FYE 31 DEC 2007 as specified and authorize
       the Directors of the Company to instruct a
       3rd party agency to purchase from the market
       15,500 existing shares at such price as the
       Directors may deem fit and deliver the Remuneration
       Shares to each the Non-Executive Director in
       the manner [as specified] in (1) above and
       3) any Director or the Secretary to do all
       things necessary or desirable to give effect
       to the above

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 161 of the Companies Act,
       Chapter 50 of Singapore, and Article 48A of
       the Company's Articles of Association, to:
       a) i) issue shares in the capital of the Company
       ['Shares'] whether by way of right, bonus or
       otherwise, and including any Capitalization
       pursuant to Article 124 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively 'Instruments'],
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this resolution may
       have ceased to be in force] issue Shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: 1) the aggregate number
       of Shares to be issued pursuant to this resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument], does not exceed 50% of the issued
       share capital of the Company [as specified],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution and
       any adjustments effected under any relevant
       Instrument] does not exceed 15% of the issued
       Shares in the capital of the Company [as specified];
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited['SGX-ST']] for the
       purpose of determining the aggregate number
       of Shares that may be issued [as specified],
       the percentage of issued Shares shall be calculated
       based on the issued Shares in the capital of
       the Company as at the date of the passing of
       this resolution after adjusting for: i) new
       Shares arising from the conversion or exercise
       of convertible securities or employee share
       options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution; and ii) any subsequent
       consolidation or sub-division of Shares; 3)
       in exercising the power to make or grant Instruments
       [including the making of any adjustments under
       the relevant Instrument], the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       at the conclusion of the next AGM required
       by the law]

       Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701400169
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Chan Wai Ming, William as a Director         Mgmt          Against                        Against

1.II   Re-elect Mr. Ku Moon Lun as a Director                    Mgmt          For                            For

1.III  Re-elect Mr. Qian Shaohua as a Director                   Mgmt          Against                        Against

2.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701453398
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  21-Feb-2008
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Reorganization           Mgmt          For                            For
       Agreement as amended by the Amendment Agreement
       [as specified] and the transaction contemplated
       thereunder; and authorize the Board to take
       all such actions as it considers necessary
       or desirable to implement and give effect to
       the Framework Reorganization Agreement as amended
       by the Amendment Agreement and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701517724
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701539035
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Wong Siu Kong as a Director                  Mgmt          Against                        Against

3.ii   Re-elect Mr. Ho Shut Kan as a Director                    Mgmt          Against                        Against

3.iii  Re-elect Mr. So Hing Woh  as a Director                   Mgmt          Against                        Against

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       the fees payable to members of the Audit and
       Remuneration Committees ]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.A    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing of this
       resolution and [if the Directors of the Company
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital repurchased by
       the Company subsequent to the passing of this
       resolution [up to a maximum equivalent to 10%
       of the aggregate nominal amount of the issued
       share capital of the Company], otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of any option under any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.C    Approve, conditional upon the passing of Resoltion        Mgmt          For                            For
       No. 6B, to extend the general mandate granted
       to the Directors of the Company [pursuant to
       Resolution No. 6A or otherwise], conditional
       upon the passing of Resolution 6.B, to allot
       shares by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed to be allotted by the Directors of
       the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital repurchased by
       the Company pursuant to Resolution 6.B




--------------------------------------------------------------------------------------------------------------------------
 KESA ELECTRICALS PLC, LONDON                                                                Agenda Number:  701459895
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5244H100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Feb-2008
        ISIN:  GB0033040113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 10 of the            Mgmt          For                            For
       Listing Rules of the Financial Services Authority,
       the Disposal of Part of the Company's French
       operations, consisting of the BUT Group, by
       the Company [the Disposal] as specified, on
       the terms and subject to the conditions of
       a Disposal Agreement dated 30 JAN 2008 between
       Kesa France SA, an indirect subsidiary of the
       Company and Decomeubles Partners SAS; and authorize
       each and any of the Directors of the Company
       to conclude and implement the Disposal in accordance
       with such terms and conditions and to make
       such non-material modifications, variations,
       waivers and extensions of any of the terms
       of the disposal and of any documents and arrangements
       connected with the Disposal as he thinks necessary
       or desirable




--------------------------------------------------------------------------------------------------------------------------
 KINDEN CORPORATION                                                                          Agenda Number:  701626903
--------------------------------------------------------------------------------------------------------------------------
    Security:  J33093105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3263000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KINGFISHER PLC                                                                              Agenda Number:  701569901
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5256E441                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  GB0033195214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       including the Corporate Governance report and
       the financial statements [Annual Report] for
       the YE 2 FEB 2008, together with the report
       of the Auditors

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       the YE 2 FEB 2008

3.     Declare a final dividend of 3.4 pence on the              Mgmt          For                            For
       ordinary shares for payment on 13 JUN 2008

4.     Re-elect Mr. Michael Hepher as a Director, who            Mgmt          For                            For
       retire in accordance with the Articles of Association
       of the Company

5.     Re-elect Mr. Ian Cheshire as a Director, who              Mgmt          For                            For
       retire in accordance with the Articles of Association
       of the Company

6.     Re-elect Mr. Hartmut Kramer as a Director, who            Mgmt          For                            For
       retire in accordance with the Articles of Association
       of the Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company's Auditors and authorize the Directors
       to agree their remuneration

8.     Authorize the Directors, in place of exiting              Mgmt          For                            For
       authorities, to allot relevant securities as
       defined in Section 80 of the Companies Act
       1985 [the Act] up to an aggregate nominal value
       of the relevant securities allotted under this
       authority shall not exceed GBP 104,015,458;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

9.     Authorize the Company to subsidiaries of the              Mgmt          For                            For
       Company at any time during the period to which
       this resolution i) to make political donations
       to political parties, organization or independent,
       elect candidates not exceeding GBP 75,0000
       in total and incur political expenditure not
       exceeding GBP 75,000 in total to provide the
       aggregate amount donation and expenditure shall
       not exceed GBP 75,000 [Authority expires the
       earlier of the conclusion of the AGM in 2009]
       and Directors may terms "Political Donations',
       Political Parties', Independent Elect candidates
       ', Political Organization and 'Political Expenditure'
       as Specified in Section 363 to 365 of the Companies
       Act 2006

s.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2)] to Section 94(3A),
       dis-applying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities
       i) in connection with an issue for cash; ii)
       for cash where this authority shall be limited
       in aggregate to the allotment of, or involving
       equity share capital not exceeding 5% of the
       nominal value GBP 18,549,203 of the issued
       share capital of the Company as at the date
       hereof; [Authority expires the earlier of the
       conclusion of the AGM of the Company]; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

s.11   Authorize the Company, pursuant to Article 44             Mgmt          For                            For
       of the Company's Articles of Association and
       Section 166 of the Act, to make market purchases
       [Section 163(3) of the Act] of up to 236,081,072
       ordinary shares and the minimum price shall
       be the nominal value thereof, in both cases
       exclusive of advance Corporation tax, if any,
       payable to the Company and up to 105% of the
       average middle market quotations for such shares
       derived from the Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 30 NOV 2009]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

s.12   Adopt the Articles of Association, with effect            Mgmt          For                            For
       from 01 OCT 2008, insubstitution for, and to
       the exclusion of the current Artlcles of Association




--------------------------------------------------------------------------------------------------------------------------
 KINTETSU CORPORATION                                                                        Agenda Number:  701635724
--------------------------------------------------------------------------------------------------------------------------
    Security:  J33136128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3260800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Reduce Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.5    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KIRIN HOLDINGS COMPANY,LIMITED                                                              Agenda Number:  701472211
--------------------------------------------------------------------------------------------------------------------------
    Security:  497350108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3258000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Dividend and disposition of surplus               Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS                                          Agenda Number:  701472716
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5396X102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Apr-2008
        ISIN:  FR0000121964
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN           Non-Voting
       AND FORWARD THE PROXY CARD DIRECTLY TO THE
       SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN THE NECESSARY CARD,
       ACCOUNT DETAILS AND DIRECTIONS.   THE FOLLOWING
       APPLIES TO NON-RESIDENT SHAREOWNERS:   PROXY
       CARDS: VOTING INSTRUCTIONS WILL BE FORWARDED
       TO THE GLOBAL CUSTODIANS THAT HAVE BECOME REGISTERED
       INTERMEDIARIES, ON THE VOTE DEADLINE DATE.
       IN CAPACITY AS REGISTERED INTERMEDIARY, THE
       GLOBAL CUSTODIAN WILL SIGN THE PROXY CARD AND
       FORWARD TO THE LOCAL CUSTODIAN. IF YOU ARE
       UNSURE WHETHER YOUR GLOBAL CUSTODIAN ACTS AS
       REGISTERED INTERMEDIARY, PLEASE CONTACT YOUR
       REPRESENTATIVE

O.1    Receive the reports of the Executive Committee,           Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented,
       the annual accounts of this FYE in a profit
       of EUR 300,872,009.21

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said financial
       year, in the form presented to the meeting,
       the accounts of this FYE in a profit of EUR
       230,952,000.00

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225-86 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the appropriation of the profits as               Mgmt          For                            For
       follows: profits for the FY: EUR 300,872,009.21;
       legal reserve: EUR 923,284.58; balance available
       for distribution of EUR 299,948,724.63; retained
       earnings of EUR 302,963,527.23, distributable
       incomes: EUR 602,912,251.86; dividends: EUR
       173,115,858.75; the retained earnings EUR 429,796,393.11
       in the event that the Company holds some of
       its own shares shall be allocated to the retained
       earnings account; as required By Law, it is
       reminded that, for the last 3 financial years,
       the dividends paid, were as specified; EUR
       0.77 for FY 2004, EUR 0.90 for FY 2005, EUR
       1.07 for FY 2006

O.5    Approve that the dividend payment will be carried         Mgmt          For                            For
       out in cash or in shares as per the following
       conditions: reinvestment period will be effective
       from 14 APR 2008 to 25 APR 2008; the new shares
       will be created with dividend rights as on
       01 JAN 2008; and at the close of the subscription
       period, the shareholders will receive the dividend
       payment in cash, on 07 MAY 2008; authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

O.6    Approve to renew the appointment of Mr. M. Alain          Mgmt          Against                        Against
       Papiasse as the Member of the Supervisory Board
       for a 3-year period

O.7    Approve to renew the appointment of Mr. M. Jerome         Mgmt          For                            For
       Bedier as the Member of the Supervisory Board
       for a 3-year period

O.8    Approve to renew the appointment of Mr. M. Francois       Mgmt          For                            For
       Demon as the Member of the Supervisory Board
       for a 3-year period

O.9    Approve to award the total annual fees of EUR             Mgmt          For                            For
       270,000.00 to the Supervisory Board

O.10   Authorize the Executive Committee to trade in             Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions: maximum purchase price:
       EUR 60.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 830,956,080.00;
       [Authority expires on 18-month period]; it
       supersedes, for the fraction unused, the authorization
       granted by the shareholders meeting of 05 APR
       2007 in its Resolution No. 9; the shareholders'
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.11   Grants all powers to the Executive Committee              Mgmt          For                            For
       to reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with Stock Repurchase Plans, up
       to a maximum of 10% of the share capital over
       a 24-month period; [Authority expires on 26-month
       period]; this delegation of powers supersedes,
       for the fraction unused, any and all earlier
       delegations to the same effect; the shareholders'
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       in accordance with the legislation and the
       regulations in force, in particular with the
       modifications introduced by the Decree N 2006-1566
       of 11 DEC 2006, modifying the Decree N 67-236
       of 23 MAR 1967 on trading Companies; to amend
       the Article26 of the Articles of Association
       of the Company

E.13   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by-Law




--------------------------------------------------------------------------------------------------------------------------
 KOBE STEEL,LTD.                                                                             Agenda Number:  701608183
--------------------------------------------------------------------------------------------------------------------------
    Security:  J34555144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3289800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOKUYO CO.,LTD.                                                                             Agenda Number:  701488098
--------------------------------------------------------------------------------------------------------------------------
    Security:  J35544105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3297000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

6      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures, and Allow
       Board to Authorize Use of Share Purchase Warrants
       as Anti-Takeover Defense Measure

7      Approve Amendment to the Anti-Takeover Defense            Mgmt          Against                        Against
       Measures




--------------------------------------------------------------------------------------------------------------------------
 KOMATSU LTD.                                                                                Agenda Number:  701607814
--------------------------------------------------------------------------------------------------------------------------
    Security:  J35759125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3304200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Giving the Board of Directors the Authority               Mgmt          For                            For
       to Issue Stock Acquisition Rights as Stock
       Options to Employees of the Company and Directors
       of Major Subsidiaries of the Company




--------------------------------------------------------------------------------------------------------------------------
 KONAMI CORPORATION                                                                          Agenda Number:  701613297
--------------------------------------------------------------------------------------------------------------------------
    Security:  J35996107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3300200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KONE OYJ                                                                                    Agenda Number:  701451673
--------------------------------------------------------------------------------------------------------------------------
    Security:  X4551T105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Feb-2008
        ISIN:  FI0009013403
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the Accounts                                        Mgmt          For                            For

1.2    Approve the action on profit or loss and to               Mgmt          For                            For
       pay a dividend of EUR 1.30 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Approve the number of the Auditors                        Mgmt          For                            For

1.8    Elect the Board                                           Mgmt          For                            For

1.9    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Approve to increase number of shares through              Mgmt          For                            For
       share issue without payment

4.     Approve to confirm the fulfillment of share               Mgmt          For                            For
       subscription criteria for 2005C option rights
       and crediting subscription price for shares
       issued based on 2005 A/B/C and 2007 option
       rights in part to paid up unrestricted equity
       reserve

5.     Authorize the Board to decide on repurchase               Mgmt          For                            For
       of treasury shares and on distribution of repurchased
       treasury shares




--------------------------------------------------------------------------------------------------------------------------
 KONICA MINOLTA HOLDINGS, INC.                                                               Agenda Number:  701598128
--------------------------------------------------------------------------------------------------------------------------
    Security:  J36060119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3300600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE AHOLD NV                                                                        Agenda Number:  701494659
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0139V142                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0006033250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     To report of the Corporate Executive Board for            Non-Voting
       FY 2007

3.     Explanation of policy on additions to reserves            Non-Voting
       and dividends

4.     Approve to adopt 2007 financial statements                Mgmt          For                            For

5.     Approve to determine the dividend over FY 2007            Mgmt          For                            For

6.     Grant discharge of liability of the Members               Mgmt          For                            For
       of the Corporate Executive Board

7.     Grant discharge of liability of the Members               Mgmt          For                            For
       of the Supervisory Board Composition of the
       Corporate Executive Board

8.     Appoint Mrs. K. Ross as a Member of the Corporate         Mgmt          For                            For
       Executive Board, with effect from 23 APR 2008

9.     Appoint Mr. P.N. Wakkie for a new term as a               Mgmt          For                            For
       Member of the Corporate Executive Board, with
       effect from 23 APR 2008

10.    Appoint Mr. R. Dahan for a new term as a member           Mgmt          For                            For
       of the Supervisory Board, with effect from
       23 APR 2008

11.    Appoint Mrs. K.M.A. De Segundo for a new term             Mgmt          For                            For
       as a Member of the Supervisory Board with effect
       from 23 APR 2008

12.    Appoint Mr. M.G. McGrath as a Member of the               Mgmt          For                            For
       Supervisory Board, with effect from 23 APR
       2008

13.    Appoint Deloitte Accountants B.V. as External             Mgmt          For                            For
       Auditor of the Company for FY 2008

14.    Amend the Articles of Association                         Mgmt          For                            For

15.    Approve to publish regulated information exclusively      Mgmt          For                            For
       in the English language

16.    Authorize the Corporate Executive Board for               Mgmt          For                            For
       a period of 18 months, i.e., until and including
       23 OCT 2009, subject to the approval of the
       Supervisory Board, to issue common shares or
       grant rights to acquire common shares up to
       a maximum of 10 of the number of issued common
       shares

17.    Authorize the Corporate Executive Board for               Mgmt          For                            For
       a period of 18 months, i.e., until and including
       23 OCT 2009, subject to the approval of the
       Supervisory Board, to restrict or exclude pre-emptive
       rights in relation to the issue of common shares
       or the granting of rights to acquire common
       shares

18.    Authorize the Corporate Executive Board for               Mgmt          For                            For
       a period of 18 months, i.e., until and including
       23 OCT 2009, to acquire, subject to the approval
       of the Supervisory Board, such number of common
       shares in the Company or depository receipts
       for such shares, as permitted within the limits
       of the Law and the Articles of Association,
       taking into account the possibility to cancel
       the repurchase shares, at the stock exchange
       or otherwise, at a price between par value
       and 110 of the opening price at Euronext Amsterdam
       by NYSE Euronext on the date of acquisition

19.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE BAM GROEP NV                                                                    Agenda Number:  701524919
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0157T177                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NL0000337319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order and announcements                           Mgmt          Abstain                        Against

2.A    Receive the report by the Executive Board                 Mgmt          Abstain                        Against

2.B    Receive the report by the Supervisory Board               Mgmt          Abstain                        Against

2.C    Adopt the 2007 financial statements                       Mgmt          For                            For

3.     Approve the  policy on reserves and dividend              Mgmt          Abstain                        Against

4.     Adopt the dividend                                        Mgmt          For                            For

5.     Ratify the decisions by the Members of the Executive      Mgmt          For                            For
       Board in their conduct of the business during
       2007

6.     Ratify the supervision exercised by the Members           Mgmt          For                            For
       of the Supervisory Board during 2007 in respect
       of the Executive Board's conduct of business

7.A    Authorize the executive Board to issue and grant          Mgmt          For                            For
       rights to acquire ordinary shares and Class
       F preference shares

7.B    Authorize the executive Board to issue and grant          Mgmt          Against                        Against
       rights to acquire Class B preference shares

7.C    Authorize the executive Board to restrict or              Mgmt          For                            For
       exclude the priority right in relation to ordinary
       shares

8.     Authorize the Executive Board to act on behalf            Mgmt          For                            For
       of the Company to acquire shares in the Company's
       own capital

9.A    Re-appoint the Member of the Supervisory Board            Mgmt          For                            For

9.B    Adopt the remuneration for the Members of the             Mgmt          For                            For
       Supervisory Board

10.    Appoint and re-appoint the Members of the Executive       Mgmt          Abstain                        Against
       Board

11.    Re-appoint the External Auditor                           Mgmt          For                            For

12.    Any other business                                        Non-Voting

13.    Adjournment                                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE NUMICO NV                                                                       Agenda Number:  701409852
--------------------------------------------------------------------------------------------------------------------------
    Security:  N56369239                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  NL0000375616
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Approve the brief update on the recommended               Mgmt          For                            For
       cash offer [the Offer] by Groupe Danone S.A.
       [Danone] for all issued and outstanding shares
       of Koninklijke [Royal] Numico N.V. [Numico]

3.     Grant discharge to the Members [Mr. J. Bennink,           Mgmt          For                            For
       Mr. C.P. Britton, Mr. R.J-M.S. Huet and Mr.
       N. Mehra] of the Executive Board

4.     Grant discharge to the Members [Mr. R. Zwartendijk,       Mgmt          For                            For
       Mr. J.H.M. Lindenbergh, Mr. B.M. Spelling,
       Mrs. O.Y. Strauss, Mr. P. Wold-Olsen, Mrs.
       M.A. Young] of the Supervisory Board

5.     Amend the remuneration policy as specified                Mgmt          For                            For

6.A    Appoint Mr. Christian Neu to the Executive Board          Mgmt          For                            For
       for a term of 4 years

6.B    Appoint Mr. Francois Caquelin to the Executive            Mgmt          For                            For
       Board for a term of 4 years

7.A    Appoint Mr. Bernard Hours to the Supervisory              Mgmt          For                            For
       Board for a term of 4 years

7.B    Appoint Mr. Jacques Vincent to the Supervisory            Mgmt          For                            For
       Board for a term of 4 years

7.C    Appoint Mr. Emmanuel Faber to the Supervisory             Mgmt          For                            For
       Board for a term of 4 years

8.     Amend the Articles of Association as specified            Mgmt          For                            For

9.     Approve, after termination of Numico's listing            Mgmt          For                            For
       on Euronext Amsterdam, the conversion into
       a private company with limited liability and
       amendment of the Articles of Association in
       connection therewith

10.    Any other business                                        Non-Voting

11.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KUBOTA CORPORATION                                                                          Agenda Number:  701610417
--------------------------------------------------------------------------------------------------------------------------
    Security:  J36662138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3266400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

1.18   Appoint a Director                                        Mgmt          For                            For

1.19   Appoint a Director                                        Mgmt          For                            For

1.20   Appoint a Director                                        Mgmt          For                            For

1.21   Appoint a Director                                        Mgmt          For                            For

1.22   Appoint a Director                                        Mgmt          For                            For

1.23   Appoint a Director                                        Mgmt          For                            For

1.24   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KUEHNE + NAGEL INTERNATIONAL AG,  NAGEL INTERNATIONAL AG                                    Agenda Number:  701523917
--------------------------------------------------------------------------------------------------------------------------
    Security:  H4673L145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CH0025238863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438549, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the accounts of the Group 2007

2.     Approve the appropriation of the balance sheet            Mgmt          For                            For

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

4.A    Approve the by-election of Mr. Juergen Pitschen           Mgmt          For                            For
       as a Member of the Board of Directors

4.B    Re-elect Mr. Bernd Vrede as a Member of the               Mgmt          For                            For
       Board of Directors

4.C    Re-elect Mr. Hans Lerch as a Member of the Board          Mgmt          For                            For
       of Directors

5.     Approve the continuation of the approved capital          Mgmt          For                            For
       and amend Article 3 of the Articles of Association

6.     Elect KPMG as the Auditing Agency and the Group           Mgmt          For                            For
       Auditor for the fiscal 2008




--------------------------------------------------------------------------------------------------------------------------
 KURARAY CO.,LTD.                                                                            Agenda Number:  701599574
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37006137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3269600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KYOCERA CORPORATION                                                                         Agenda Number:  701615354
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37479110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3249600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Payment of Retirement Allowance to Retired Director       Mgmt          For                            For
       and Retiring Director and Corporate Auditor




--------------------------------------------------------------------------------------------------------------------------
 KYOWA HAKKO KOGYO CO.,LTD.                                                                  Agenda Number:  701461307
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38296117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  JP3256000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-for-Stock Exchange with Kirin               Mgmt          For                            For
       Pharma Co.

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 KYOWA HAKKO KOGYO CO.,LTD.                                                                  Agenda Number:  701632906
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38296117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3256000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Spin-Off By Transferring Operations               Mgmt          For                            For
       to a Newly Estalished             Wholly-Owned
       Subsidiary, called KYOWA HAKKO BIO CO., LTD.

3      Approve Merger by Absorption of a Wholly-Owned            Mgmt          For                            For
       Subsidiary, Kirin Pharma       Company Limited

4      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to Kyowa Hakko Kirin Co.,     Ltd.

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

5.7    Appoint a Director                                        Mgmt          For                            For

6      Appoint a Corporate Auditor                               Mgmt          Against                        Against

7      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan for Directors as Stock      Compensation




--------------------------------------------------------------------------------------------------------------------------
 KYUSHU ELECTRIC POWER COMPANY,INCORPORATED                                                  Agenda Number:  701615443
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38468104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3246400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Shareholders' Proposal                                    Shr           Against                        For

6.     Shareholders' Proposal                                    Shr           Against                        For

7.     Shareholders' Proposal                                    Shr           Against                        For

8.     Shareholders' Proposal                                    Shr           Against                        For

9.     Shareholders' Proposal                                    Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 L'AIR LIQUIDE, PARIS                                                                        Agenda Number:  701496449
--------------------------------------------------------------------------------------------------------------------------
    Security:  F01764103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  FR0000120073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.  The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative"

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Auditors, and approve the Company's financial
       statements for the YE on 31 DEC 2007 as presented
       earnings for the FY: EUR 574,088,390.00

O.2    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Auditors report and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the Board of Directors and resolves               Mgmt          For                            For
       that the income for the FY be appropriated
       as follows: earnings for the FY: EUR 574,088,390.00
       retained earnings: EUR 386,882,197.00 distributable
       income: EUR 960,970,587.00 retained earnings:
       EUR 410,020,813.00 dividend: EUR 550,949,774.00
       the shareholders will receive a net dividend
       of EUR 2.25 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 19 MAY
       2008, as required By-Law, it is reminded that,
       for the last 3 FY, the dividends paid, were
       as follows: EUR 3.50 for FY 2004 EUR 3.85 for
       FY 2005 EUR 4.00 for FY 2006,and authorize
       the Board of Directors to change the account
       retained earnings with the necessary amount
       for the payment of dividend

O.4    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 165.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 3,940,937,715.00[Authority expires
       at the end of 18 month period] this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of MAY
       09 2007, delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

O.5    Appoint Mr. Rolf Krebs as a Member of the Board           Mgmt          For                            For
       of Directors for a 4 year period

O.6    Appoint Mr. Karen Keten as a Member of the Board          Mgmt          For                            For
       of Directors for a 4 year period

O.7    Appoint Mr. Jean-Claude Buono as a Member of              Mgmt          For                            For
       the Board of Directors for a 4 year period

O.8    Approve to resolves to award total annual fees            Mgmt          For                            For
       of EUR 650,000.00 to the Board of Directors

O.9    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, and approve the
       said report and the agreement referred to therein
       with BNP Paribas

O.10   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreements
       refered to therein with Benoit Potier

O.11   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreement referred
       to therein with Klaus Schmieder

O.12   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       L.225.42.1 of the French Commercial Code, and
       approve the said report and the agreements
       refered to therein with Pierre Dufour

O.13   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       warrants within the limit of EUR 8,000,000.000.00,
       [Authority expires at the end of 60 month period];
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 12 MAY 2004, and delegate
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.14   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at the end of 24
       month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 09 MAY 2007
       in its resolution number 8, and delegates all
       powers to the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Board of Directors to issue Company's       Mgmt          Against                        Against
       warrants giving right to subscribe to shares
       of the Company in the event of a public offer
       before the expiry date of the public offer;
       [Authority expires at the end of 18 month period];
       this shareholders' meeting resolves to increase
       the share capital by a maximum nominal value
       of EUR 714,000,000.00 by the issuance of warrants
       giving right to subscribe to shares within
       the limit of the number of shares composing
       the Company's capital, these new shares will
       subject to the statutory provisions and will
       grant entitlement to the distribution of dividend,
       as from the first day of the FY the warrants
       to subscribe to shares are exercised

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       on 1 or more occasions, in France or Abroad,
       the share capital to a maximum nominal amount
       of EUR 250,000,000.00, by issuance, with the
       shareholders' preferred subscription rights
       maintained, of shares; [Authority expires at
       the end of 26 month period]; and authorization
       supersedes all authorization granted by the
       shareholders' meeting relating to the same
       subject; and delegates and accomplish to take
       all necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with to without
       preferential subscription right of shareholders;
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period;[Authority expires at the end of 26
       month period]; the amount shall count against
       the overall value set forth in Resolution 16;
       and delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital in order to grant shares
       for free to shareholders, in one or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 250,000,000.00, by way of Capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination or these methods;
       the present [Authority expires at the end of
       26-month period]; this delegation supersedes
       all previous delegation relating to the same
       subject; delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.19   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of Employees
       and Corporate Officers of the Company who are
       Members of a Company savings plan; [Authority
       expires at the end of 26 month period] and
       for a nominal amount that shall not exceed
       EUR 27,500,00.00; this amount shall count against
       overall value set forth in Resolution 16; to
       cancel the shareholders preferential subscription
       rights to the profit of their recipients; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 09 MAY 2007 in its Resolution 11;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of any person
       corresponding to the specifications given by
       the Board of Directors; [Authority expires
       at the end of 18 month period] and for a nominal
       amount that shall not exceed EUR 27,500,000.00;
       this amount shall count against the overall
       value ser forth in Resolution 16, to cancel
       the shareholders preferential subscription
       rights in favor of any financial institution
       or subsidiary appointed by the Company; and
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 L'OREAL S.A., PARIS                                                                         Agenda Number:  701487717
--------------------------------------------------------------------------------------------------------------------------
    Security:  F58149133                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FR0000120321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE 2007, as presented;
       earnings for the FY 2007: EUR 2,822,429,471.46,
       income for the FY 2006 EUR 1,690,255,720.74

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and to resolve that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 2,822,429,471.46 no allocation
       to the legal reserve, the amount of this reserve
       is more of one tenth of the social capital;
       dividends: EUR 842,888,281.80 other reserves:
       EUR 1,979,541,189.66 the shareholders will
       receive a net dividend of EUR 1.38 per share,
       and will entitle to the 40% deduction provided
       by the French Tax Code; this dividend will
       be paid on 30 APR 2008

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.40 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

5.     Appoint Mr. Charles Henri Filippi as a Director,          Mgmt          For                            For
       to replace Mr. Franck Riboud, for the remainder
       of Mr. Franck Riboud's term of Office, i.e.
       until the shareholders' meeting called to approve
       the financial statements for the FY 2010

6.     Approve to reniew the appointment of Mr. Bernard          Mgmt          For                            For
       Kasriel as a Director for a 4 year period

7.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 7,900,000,000.00; [Authority
       is given for a 18 month period]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 24
       APR 2007; to take all necessary measures and
       accomplish all necessary formalities

8.     Authorize the Board of Directors to cancel all            Mgmt          For                            For
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, on
       1 or more occasions and at its sole discretion,
       up to a maximum of 10% of the share capital
       over a 24 month period; [Authority is given
       for a 26 month period]; to take all necessary
       measures and accomplish all necessary formalities

9.     Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 LADBROKES PLC                                                                               Agenda Number:  701515390
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5337D107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  GB00B0ZSH635
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditor and the accounts of the Company
       for the YE 31 DEC 2007

2.     Declare the final dividend of 9.05p on each               Mgmt          For                            For
       of the ordinary shares entitled thereto in
       respect of the YE 31 DEC 2007

3.     Re-appoint Mr. C. Bell as a Director of the               Mgmt          For                            For
       Company, who retires by rotation

4.     Re-appoint Mr. C.P. Wicks as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

5.     Re-appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       to the Company and authorize the Directors
       to agree the remuneration of the Auditor

6.     Approve the 2007 Directors' remuneration report           Mgmt          For                            For

7.     Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company, for the purpose
       of Section 366 of the Companies Act 2006 and
       , to make donations to political parties or
       independent election candidates not exceeding
       GBP 50,000; and make political donations to
       political organizations other than political
       parties not exceeding GBP 50,000; and incur
       political expenditure not exceeding GBP 50,000,
       provided that the aggregate amount of any such
       donation and expenditure shall not exceed GBP
       50,000; [Authority expires at the date of the
       AGM of the Company held in 2009]

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities [with in the meaning
       of that Section] up to an aggregate nominal
       amount of GBP 56,123,995; [Authority expires
       earlier the date of the AGM of the Company
       held in 2009 or on 30 JUN 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Directors, to allot equity securities       Mgmt          For                            For
       [Section 94 of the Companies Act 1985 [the
       Act]] pursuant to the authority for the purposes
       of Section 80 of the Act conferred by the ordinary
       resolution passed at the 2008 AGM of the Company
       and to sell equity securities which immediately
       before the sale are held by the Company as
       treasury shares[Section 162A of the Act] in
       each case, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to: a) up to an aggregate
       nominal amount GBP 8,662,866; and b) up to
       an aggregate nominal amount of GBP 56,123,995;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company to be held in
       2009 or if earlier, on 30 JUN 2009]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.10   Authorize the Company, to make one or more market         Mgmt          For                            For
       purchases [Section 163(3) of the Companies
       Act 1985 (the Act)] of up to 61,149,640 Shares
       representing of the Company's issued ordinary
       share capital of 28 1/3p each, at a minimum
       price which may be paid for the ordinary per
       share and the maximum price which may be paid
       for an ordinary share is an amount equal to
       105% of the average market  value of shares
       as derived from themed-market price  over the
       previous 5 business days; [Authority expires
       at earlier of the conclusion of the AGM of
       the Company to be held 2009 or if earlier on
       30 JUN 2009]; the Company may make a contract
       to purchase shares after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

11.    Approve to extend the term of the Ladbrokes               Mgmt          For                            For
       Plc 1978 share option scheme to further 10
       Years until 2018 and authorize the Directors
       of the Company to do all acts and things necessary
       to put the extension of the scheme into effect

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting Articles 121 [Director may have
       interest] and 122 [Disclosure of Interest to
       Board] and substituting for those Articles
       the as Specified




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE SA, PARIS                                                                           Agenda Number:  701433360
--------------------------------------------------------------------------------------------------------------------------
    Security:  F54432111                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  18-Jan-2008
        ISIN:  FR0000120537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       90,000,000.00, by issuance, without preferred
       subscription rights maintained, of new shares;
       this amount shall count against the overall
       value set forth in Resolution Number 12,13,14
       of the general meeting of the 03 MAY 2007;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 22,500,000;
       authorization is granted for a 18 month period;
       to cancel the shareholders' preferential subscription
       rights in favor of NNS Holding Sarl and Orascom
       Construction Industries SAE; and to take all
       necessary measures and accomplish all necessary
       formalities; the Board of Directors must report
       to the general meeting on every previous delegation
       of powers and its use

2.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       Members of a Company Saving Plan or by way
       of capitalizing reserves, profits or premium,
       and allocation of free shares; [Authority expires
       on 26 month period]; and for a nominal amount
       that shall not exceed EUR 14,000,000.00; to
       cancel the shareholders' preferential subscription
       rights in favor of employees and Corporate
       Officers of the Company who are Members of
       a Company Savings Plan; this delegation of
       powers supersedes any and all earlier delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

3.     Appoint Mr. Paul Desmarais JR. as a Director,             Mgmt          For                            For
       for 4 a year period

4.     Appoint Mr. Thierry De Rudder as a Director,              Mgmt          For                            For
       for 4 a year period

5.     Appoint Mr. Nassef Sawiris as a Director, for             Mgmt          For                            For
       4 year period

6.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 LAFARGE SA, PARIS                                                                           Agenda Number:  701512546
--------------------------------------------------------------------------------------------------------------------------
    Security:  F54432111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  FR0000120537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, the Company's
       financial statements for the YE 31 DEC 2007,
       showing income of EUR 668,817,251.03, as presented

2.     Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman and the Auditors, the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       income, Group share of EUR 1,909,000.00

3.     Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: origins income for the FY: EUR
       668,817,251.03; prior retained earnings: EUR
       1,997,924,397.92 total: EUR 2,666,741,648.95,
       allocation legal reserve: nil; dividend: first
       dividend [5 % of the par value of the share]:
       EUR 38,881,468.40, additional dividend: EUR
       738,747,899.60 maximum amount of the increase
       of 10% : EUR 6,149,429.60, total dividends:
       EUR 783, 778,797.60 retained earnings: EUR
       1,882,962,851.35 total of the allocations:
       EUR 2,666,741,648.95, the shareholders will
       receive a net dividend of EUR 4.40 per share,
       and will entitle to the 40 per cent deduction
       provided by the French Tax Code [for natural
       persons fiscally domiciled in France], this
       dividend will be paid on 26 MAY 2008, as required
       by law

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       seq. of the French Commercial Code, said report
       and the agreements referred to therein [amendment
       of the Articles of the Bylaws to comply with
       the provisions of the French law of 21 AUG
       2007, in favour of the work, of the employment
       and of the purchasing power]

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       seq. of the French Commercial Code, said report
       and the agreements referred to therein [concerning
       the allowances which would be due to the Chairman
       and the Managing Director in case of change
       or of retirement as regards its employment
       agreement]

6.     Appoint Mr. Gerald Frere as a Director for a              Mgmt          For                            For
       4 year period

7.     Appoint Mr. Jerome Guiraud as a Director for              Mgmt          For                            For
       a 4 year period

8.     Appoint Mr. Michel Rollier as a Director for              Mgmt          For                            For
       a 4 year period

9.     Appoint Auditex as the Deputy Auditor, for a              Mgmt          For                            For
       6 year period

10.    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 180.00, maximum number
       of shares to be acquired: 7 % of the share
       capital, maximum funds invested in the share
       buybacks: EUR 1,000,000,000.00, [Authority
       expires after the end of a 18-month period];
       and to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the authorization granted by the
       combined shareholder's meeting of 03 MAY 2007,

11.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 LAGARDERE SCA, PARIS                                                                        Agenda Number:  701534934
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5485U100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000130213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       Report of the Managing Partners (report on the            Non-Voting
       operations of the Company and the Group, and
       on the parent Company financial statements
       for the year ended 31 December 2007).

       Special report of the Managing Partners on the            Non-Voting
       Company's share buybacks.

       Special report of the Managing Partners on share          Non-Voting
       subscription and purchase options.

       Special report by the Managing Partners on the            Non-Voting
       allocation of free shares.

       Report of the Supervisory Board.                          Non-Voting

       Reports of the Statutory Auditors on their audit          Non-Voting
       and control assignment and on the parent Company's
       financial statements, the Consolidated Financial
       Statements, and agreements covered by article
       L.226-10 of the French Commercial Code.

       Special report by the Statutory Auditors on               Non-Voting
       the allocation of free shares.

       Special report by the Statutory Auditors on               Non-Voting
       the approval of the capital reduction.

       Report of the President of the Supervisory Board          Non-Voting
       on the Supervisory Board's organization and
       on internal control procedures.

       Special report of the Statutory Auditors on               Non-Voting
       internal control procedures.

       Report by the independant Appraisers on the               Non-Voting
       value of the assets to be contributed by MP
       55, a wholly owned subsidiary of Lagard re
       SCA upon its simplified merger.

O.1    The Ordinary General Meeting, being informed              Mgmt          Abstain                        Against
       of reports of the Managing Partners, the Supervisory
       Board and the Statutory Auditors, hereby approves
       the said reports in their entireties and the
       Parent Company Financial Statements for the
       Financial Year ended 31 December 2007 as prepared
       and presented. Consequently, the Ordinary General
       Meeting approves all actions undertaken by
       the Managing Partners as reflected in these
       financial statements and described in these
       reports, and gives discharge to the Managing
       Partners for their Management in the financial
       year.

O.2    The Ordinary General Meeting, being informed              Mgmt          For                            For
       of the reports of the Managing Partners, Supervisory
       Board and the Statutory Auditors on the Consolidated
       Financial Statements for the Financial Year
       ended 31 December 2007, hereby approves said
       Consolidated Financial Statements as prepared
       and presented to it.

O.3    The ordinary meeting hereby declares that the             Mgmt          For                            For
       profit for financial year is EUR 832,655,497.79
       plus retained earnings of EUR 91,451,718.68
       giving a distributable profit of EUR 924,107,216.47
       It decides, in accordance with the Articles
       of Association, to pay the Limited Partners
       EUR 5,341,290 (1% of allocable net profit).
       Under article 158.3.2 of the French General
       Tax Code, this dividend will be eligible for
       the 40% reduction available to individual
       shareholders who are subject to income tax
       in France.  -pay an annual dividend of EUR1.30
       per share, giving a total maximum distribution
       of EUR174,373,271.80. It should be noted that
       treasury shares at the date this coupon is
       detached shall carry no dividend entitlement,
       -and once established by the Managing Partners,
       the balance shall be carried to retained earnings.
       The dividend shall be payable by check or
       bank transfer as of 7 May 2008 to holders of
       registered shares or their authorized  representatives.
       The dividend will be eligible for the 40%
       reduction available only to individual shareholders
       who  France, in accordance with article 158.3.2
       of the French General Tax Code.

O.4    The Ordinary General Meeting, having read the             Mgmt          For                            For
       special report of the Statutory Auditors on
       agreements covered by Article L.226-10 of the
       French Commercial Code, notes that no such
       agreements were entered into in the financial
       year just ended.

O.5    Having read the Managing Partners' special report         Mgmt          For                            For
       on the Company's buyback program and in conformity
       with current laws and regulations, the Ordinary
       General Meeting authorizes the Managing Partners
       to acquire up to 10% of the equity of Lagard
       re SCA (i.e. a maximum of 13,413,328 shares
       based on equity at 29 February 2008), for up
       to seven hundred million euros (700,000,000),
       under the following terms and conditions. Price
       per share shall not exceed 80 euro but if necessary
       this amount will be adjusted to take account
       of equity transactions,  in particular capitalization
       of reserves, profits or premiums and allocations
       of free shares, or stock or reverse stock splits.
       The Managing Partners may use this authorization
       notably for the following purposes:   - to
       reduce equity by canceling all or part of the
       shares purchased, as authorized by the meeting
       of shareholders on 10 May 2005;  - transferring
       of shares to holders of options exercising
       their right to purchase shares;  - allocation
       of free shares to employees of the Company
       and related companies;  - allocation of shares
       to employees of the Company as part of the
       profit-sharing scheme;  - any other allocation
       of shares to employees of the Company and related
       companies in compliance with applicable laws
       and regulations;  - retention of treasury shares
       for subsequent exchange or use as payment in
       future expansion through acquisition;  - making
       and regulating the market in Company shares
       through market maker agreements with an independent
       investment services provider; the terms and
       conditions of which agreements shall comply
       with a code of good conduct recognized by the
       Autorit  des March s Financiers;  - transfer
       or exchange of shares in response to the exercise
       of the rights attaching to securities granting,
       in any manner whatsoever, a right to the allocation
       of shares in the Company;  - and, more generally,
       the effecting of transactions in accordance
       with current regulations and in particular
       with the market practices accepted by the Autorit
       des March s Financiers.

O.6    The Ordinary General Meeting, on the recommendation       Mgmt          For                            For
       of the Supervisory Board, hereby reappoints
       Mr Pierre Lescure to the Board for six years.

O.7    The Ordinary General Meeting, on the recommendation       Mgmt          For                            For
       of the Supervisory Board, hereby reappoints
       Mr Didier Pineau-Valencienne to the Board for
       six years.

O.8    The Ordinary General Meeting, on the recommendation       Mgmt          For                            For
       of the Supervisory Board, hereby reappoints
       Groupama to the Board for six years.

O.9    The Ordinary General Meeting, having read the             Mgmt          For                            For
       retirement from the Supervisory Board of Mr
       F lix G. Rohatyn and his request not to be
       reappointed, on the recommendation of the Supervisory
       Board appoints Mr Javier MONZ N to replace
       him for six years.

O.10   The Ordinary General Meeting, on the recommendation       Mgmt          For                            For
       of the Supervisory Board, hereby appoints Mr
       Fran ois David to the Supervisory Board for
       six years.

O.11   The Ordinary General Meeting, on the recommendation       Mgmt          For                            For
       of the Supervisory Board, hereby appoints Mrs
       Martine Ch ne to the Supervisory Board for
       six years.

O.12   The Ordinary General Meeting, having read the             Mgmt          For                            For
       expiry of the appointments of MAZ ARS & GU
       R ARD as Standing Statutory Auditor and of
       Mr Michel Rosse as Alternate Statutory Auditor
       at the end of this meeting, resolves to reappoint
       MAZ ARS & GU R ARD as standing statutory auditor
       for six financial years and for the same term
       to appoint as Alternate Statutory Auditor Mr
       Patrick de Cambourg of 51 rue Henri Regnault
       'Exaltis- 92075 La D fense Cedex.

E.13   The Extraordinary General Meeting, having read            Mgmt          For                            For
       the special report of the Management Partners
       on the allocation of free shares, to the report
       of the Supervisory Board and to the special
       report of the Statutory Auditors, hereby resolves:
       -that the Managing Partners may amend the
       terms and conditions of allocation decided
       by them on 28 December 2007 in compliance
       with the powers voted by the General Meeting
       of Shareholders on 27 April 2007 in its fourteenth
       resolution, which amendment shall  apply only
       to beneficiaries who are not resident in France
       for tax purposes at the allocation date, by
       abolishing the two-year retention  requirement
       and extending the acquisition period by two
       additional years to a total of four years;
       -that with respect to any new allocations
       decided by the Managing Partners under the
       powers voted to them at the 27 April  2007
       meeting of shareholders and notwithstanding
       the terms and conditions imposed at that meeting:
       - share allocations to beneficiaries who are
       not resident in France for tax purposes shall
       not be final until the end of an acquisition
       period of no less than four years;  - such
       beneficiaries shall not be required to retain
       any free shares allocated to them and may dispose
       of them freely once  allocation is final.

E.14   The Extraordinary General Meeting, having:                Mgmt          For                            For
       - read the report of the Managing Partners,
       -and the report of the Independent Appraisers
       on the value of the assets to be contributed
       by MP 55,   -and become acquainted with the
       terms of the unrecorded merger agreement drawn
       up in Paris on 18 March 2007, by which MP 55,
       a soci t  par actions simplifi e, with equity
       of EUR45,864,375, and its registered office
       at 121 avenue de Malakoff, Paris 16th (75),
       number 344 646 021 in the Paris Commercial
       and Companies Register, is to contribute to
       its parent Company, Lagard re SCA, upon merger
       all its assets, valued at EUR80,817,057.96
       at 31 December 2007, plus all its liabilities
       of EUR33,065,282.18 at the same date, giving
       a net book value of EUR47,751,775.78, whereby:
       - since Lagard re SC A wholly owns MP 55
       and has undertaken to retain its shareholding
       until final completion of the merger, pursuant
       to Article L.236-3 of the French Commercial
       Code, there will be no exchange of said shares
       for new shares in Lagard re SCA , which will
       therefore not increase its capital and will
       simply cancel the shares in MP 55;  - the difference
       between the cost to Lagard re SCA of the shares
       in MP 55 and the net assets contributed by
       the latter  (EUR13,708,427.22) shall constitute
       a merger book loss that in accordance with
       accounting regulations shall be carried to
       balance sheet assets under intangible fixed
       assets;  - the merger shall have retrospective
       accounting and fiscal effect from 1 January
       2008, the date at which the Parties closed
       the accounts to establish the bases and terms
       of the merger and its effective date;  - the
       final completion of the merger is subject to
       unanimous approval by the General Meeting of
       Shareholders of Lagard re  SCA and its Limited
       Partners by 31 December 2008;   -having read
       the approval of the above merger agreement
       by the Limited Partners, Hereby simply approves
       the agreement to merge MP 55 with Lagard re
       SCA under the terms and conditions and methods
       agreed.  The Meeting more specifically approves
       the valuation given to the assets and liabilities
       contributed.  It consequently notes that the
       merger agreement will come into permanent effect
       as of this day.  It hereby resolves as a result
       of the completion of the above merger to supplement
       the Articles of Association to take account
       of the contributions made to the Company and
       the subsequent changes to its equity, by adding
       a paragraph 44 reading as follows:   44) By
       means of the an unrecorded deed approved on
       29 April 2008 by the Combined General Meeting
       of Shareholders, MP 55, registered office 121
       avenue de Malakoff, Paris 16e (75), a wholly-owned
       subsidiary of Lagard re SCA , contributed to
       the latter under the simplified merger regime
       all its assets and liabilities in the net amount
       of EUR47,751,775.78.

E.15   The Extraordinary General Meeting, having read            Mgmt          For                            For
       the reports of the Managing Partners, the Supervisory
       Board and the Statutory Auditors, hereby authorizes
       the Managing Partners, pursuant to Article
       L.225-204 of the French Commercial Code to
       proceed with the reduction of the Company's
       equity by cancelling all or part of the 707,627
       shares in Lagard re SCA that MP 55 will contribute
       as part of its simplified merger with Lagard
       re SCA .  The Managing Partners shall write
       off the difference between the book value of
       the cancelled shares and the nominal value
       of the capital reduction thus effected against
       premiums, reserves or available profit, as
       they see fit. The same shall apply to the merger
       book loss resulting from the merger with MP
       55, which shall be written off against the
       balance sheet assets constituted by the shares
       in Lagard re SCA contributed by MP 55.   The
       Meeting of Shareholders therefore votes full
       powers to the Managing Partners to proceed
       with the capital reduction and as necessary
       to settle all objections, make appropriate
       amendments to the Company's Articles of Association
       and generally to do everything useful or necessary
       to ensure the success of the capital reduction.
       The present powers are voted for a period
       of thirty-six months as of this Meeting.

O.16   The General Meeting, under the conditions required        Mgmt          For                            For
       for ordinary meetings, grants all powers to
       the bearer of an original, a certified copy
       or a certified extract of the minutes of this
       meeting to carry out all formalities that may
       be required by the relevant law or regulations.




--------------------------------------------------------------------------------------------------------------------------
 LANXESS AG                                                                                  Agenda Number:  701544808
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5032B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  DE0005470405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 08 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY, with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 91,469,410.48 as follows: payment
       of a dividend of EUR 1 per no-par share, EUR
       8,266,731.48 shall be carried forward ex-dividend
       and payable date: 30 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 27 NOV 2009,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below the market price of  the
       shares, to use the shares for acquisition purposes,
       to retire the  shares, and to the use the shares
       for the fulfilment of conversion or option
       rights

7.     Amendments to the Articles of Association as              Mgmt          For                            For
       follows: sections 12[2] 1 and 12[4] 1, regarding
       each Member of the Supervisory Board receiving
       a fixed annual remuneration of EUR 40,000 and
       attendance fee of EUR 1,200 per Board meeting
       section 12[2]5 and 12[4]2, regarding the provision
       concerning the Nomination Committee, being
       adjusted

8.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company' s wholly-owned
       subsidiary, Lanxess Holding GMBH, effective
       retroactively from 01 JAN 2008, until at least
       31 DEC 2012




--------------------------------------------------------------------------------------------------------------------------
 LAWSON,INC.                                                                                 Agenda Number:  701574926
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3871L103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  JP3982100004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LEGAL & GENERAL GROUP PLC, LONDON                                                           Agenda Number:  701538033
--------------------------------------------------------------------------------------------------------------------------
    Security:  G54404127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0005603997
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited report and accounts       Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend of 4.10p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2007 and
       pay the shareholders on the register at the
       close of business on 18 APR 2008

3.     Re-elect Mr. T.J. Breedon as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-elect Mr. F.A. Heaton as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Re-elect Sir Rob Margetts C.B.E. as a Director,           Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. H.E. Staunton as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Sir David Walker as a Director, who              Mgmt          For                            For
       retires by rotation

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

9.     Authorize the Directors to determine the Auditor's        Mgmt          For                            For
       remuneration

10.    Approve the Directors' report on remuneration             Mgmt          For                            For
       for the YE 31 DEC 2007[as specified]

11.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 80 of the Companies Act 1985, to
       allot relevant securities [Section 80 of the
       Act] up to an aggregate nominal amount of GBP
       15,285,372[10% of the issued share capital
       of the Company as at 17 MAR 2008]; [Authority
       expires the earlier of the next AGM of the
       Company in 2009 or on 30 JUN 2009]; and the
       Company may make allotments during the relevant
       period which may be exercised after the relevant
       period

S.12   Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution 11, and pursuant
       to Section 95 of the Companies Act 1985, to
       allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       by Resolution 11 and/or where such allotment
       constitutes an allotment of equity securities
       by virtue of Section 94(3A), dis-applying the
       statutory preemption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue, open after or other pre-emptive
       offer in favor of shareholders where the equity
       securities are offered to each such shareholder
       in the same proportion[as specified]; b) up
       to an aggregate nominal amount of GBP 7,642,686[5%
       of the issued share capital of the Company
       as at 17 MAR 2008]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company in 2009 or 30 JUN 2009]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13   Authorize the Company, pursuant to Article 7              Mgmt          For                            For
       of the Articles of Association of the Company
       and for the purpose of Section 166 of the Companies
       Act 1985, to make market purchases[within the
       meaning of Section 163 of that Act] of any
       of its ordinary shares of up to 611,414,917
       ordinary shares [10% of the issued share capital
       of the Company], at a minimum price of 2.5p
       and up to 105% of the average middle market
       price of an ordinary share taken from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; the higher price
       of last independent trade and the highest independent
       current bids as stipulated by Article 5(1)
       of commission Regulation (EC) 22 DEC 2007 implementing
       the Market Abuse Directive as regards exemption
       by buy-back programmes and stabilization of
       financial instruments [No. 2279/2003]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 30 JUN 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialled by the Chairman
       of the meeting for the purpose of identification
       as the Articles of Association of the Company
       in substitution for, and to exclusion of, the
       existing Article of Association




--------------------------------------------------------------------------------------------------------------------------
 LEGRAND SA, LIGUEIL                                                                         Agenda Number:  701528690
--------------------------------------------------------------------------------------------------------------------------
    Security:  F56196185                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  FR0010307819
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and the statutory        Mgmt          For                            For
       reports

O.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.70 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions for FY 2007

O.5    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions and acknowledge
       continuing transactions

O.6    Ratify the appointment of Mr. Mattia Caprioli             Mgmt          For                            For
       as a Director

O.7    Re-elect Mr. Olivier Bazil as a Director                  Mgmt          Against                        Against

O.8    Re-elect Mr. Mattia Caprioli as a Director                Mgmt          Against                        Against

O.9    Re-elect Mr. Arnaud Fayet as a Director                   Mgmt          Against                        Against

O.10   Re-elect Mr. Jacques Garaialde as a Director              Mgmt          Against                        Against

O.11   Re-elect Mr. Edward Gilhuly as a Director                 Mgmt          Against                        Against

O.12   Re-elect Mr. Francois Grappotte as a Director             Mgmt          Against                        Against

O.13   Re-elect Mr. Jean-Bernard Lafonta as a Director           Mgmt          Against                        Against

O.14   Re-elect Mr. Gilles Schnepp as a Director                 Mgmt          Against                        Against

O.15   Re-elect Mr. Ernest-Antoine Seilliere as a Director       Mgmt          Against                        Against

O.16   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.17   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.18   Grant authority to filing of required documents/other     Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 LEIGHTON HOLDINGS LTD                                                                       Agenda Number:  701384442
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q55190104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Nov-2007
        ISIN:  AU000000LEI5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and reports of               Mgmt          For                            For
       the Directors and the Auditor for the YE 30
       JUN 2007

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

3.1    Re-elect Mr. R.D. Humphris as a Director                  Mgmt          For                            For

3.2    Re-elect Dr. H.P. Keitel as a Director                    Mgmt          Against                        Against

3.3    Re-elect Dr. P.M. Noe as a Director                       Mgmt          Against                        Against

3.4    Re-elect Mr. D.P. Robinson as a Director                  Mgmt          Against                        Against

3.5    Re-elect Dr. H.H. Lutkestratkotter as a Director          Mgmt          Against                        Against

3.6    Elect Mr. I.J. Macfarlane as a Director                   Mgmt          For                            For

4.     Approve to increase the maximum annual remuneration       Mgmt          For                            For
       of the Non Executive Directors




--------------------------------------------------------------------------------------------------------------------------
 LEND LEASE CORP LTD                                                                         Agenda Number:  701388755
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q55368114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  AU000000LLC3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.A    Elect Mr. David Crawford as a Director of the             Mgmt          For                            For
       Company who retires in accordance with Rule
       6.1(f) of the Constitution

2.b    Elect Mr. Gordon Edington as a Director of the            Mgmt          For                            For
       Company who retires in accordance with Rule
       6.1(f) of the Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  701465735
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5257Y107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the S&P Agreement dated               Mgmt          For                            For
       30 JAN 2008 in respect of the disposal of 100%
       interest in the registered capital of Lenovo
       Mobile Communication Technology Limited entered
       into between, Lenovo Manufacturing Limited,
       Lenovo [Beijing] Limited, Jade Ahead Limited,
       LEV Ventures, Ample Growth Enterprises Limited,
       Super Pioneer International Limited and the
       Company [details have been defined in the circular
       of the Company dated 20 FEB 2008], a copy of
       which has been produced to the meeting marked
       A and signed by the Chairman of the meeting
       for identification purpose, and the transactions
       contemplated there under; and authorize any
       1 Director or any 2 Directors [if affixation
       of the common seal is necessary] or any delegate(s)
       by such Director(s) to sign and/or execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director(s) consider(s) necessary or
       desirable to implement and/or give effect to
       the terms of the S&P Agreement and the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LEOPALACE21 CORPORATION                                                                     Agenda Number:  701629668
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38781100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3167500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 LI & FUNG LTD                                                                               Agenda Number:  701413750
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5485F144                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  07-Dec-2007
        ISIN:  BMG5485F1445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Disposal and the Agreements,       Mgmt          For                            For
       as well as all other agreements in relation
       to and the transactions contemplated under
       the disposal and the Agreements, as specified;
       and authorize the Directors of the Company
       to do all such acts and things and execute
       such documents on behalf of the Company as
       they may in their absolute discretion necessary,
       desirable or expedient to implement and/ or
       give effect to the disposal and the Agreements,
       as well as all the agreements in relation to
       and the transactions contemplated under the
       disposal and the Agreements, and/or as set
       out in the Circular, with such changes as the
       Directors may in their absolute discretion
       consider necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 LI & FUNG LTD                                                                               Agenda Number:  701551803
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5485F144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  BMG5485F1445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated accounts       Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend of 50 HK cents per               Mgmt          For                            For
       share in respect of the YE 31 DEC 2007

3.a    Re-elect Dr. William Fung Kwok Lun as a Director          Mgmt          For                            For

3.b    Re-elect Mr. Allan Wong Chi Yun as a Director             Mgmt          For                            For

3.c    Re-elect Mr. Makoto Yasuda as a Director                  Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to purchase shares of the
       Company during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Hong Kong Code on Share Repurchases; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Act 1981
       of Bermuda to be held]

6.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during and after
       the relevant period, a) not exceeding 20% of
       the aggregate nominal amount of the share capital
       of the Company on the date of this resolution,
       provided that the aggregate nominal amount
       of the share capital so allotted [or so agreed
       conditionally or unconditionally to be allotted]
       pursuant to this resolution solely for cash
       and unrelated to any asset acquisition shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the company in issue
       on the date of passing of this resolution;
       plus b) [if the Directors of the Company are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital repurchased by the
       Company subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the issued share capital
       of the Company on the date of this resolution]
       and the said approval shall be limited accordingly,
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       to be held]

7.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to Resolution
       6, as specified, in respect of the share capital
       of the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T., LONDON                                                  Agenda Number:  701492162
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8995Y108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of 17.6 per share

3.     Re-elect Sir. Robert Finch as a Director [Chairman]       Mgmt          For                            For

4.     Re-elect Mrs. K. E. Chaldecott as a Director              Mgmt          For                            For
       [Executive]

5.     Re-elect Mr. I. J. Henderson as a Director [Non-Executive]Mgmt          For                            For

6.     Re-elect Mr. R. Rowley as a Director [Non-Executive]      Mgmt          For                            For

7.     Re-elect Mr. R.W. T. Buchanan as a Director               Mgmt          Against                        Against
       [Non-Executive, 9 years service]

8.     Re-elect Mr. G. J. Gordon as a Director [Non-Executive,   Mgmt          Against                        Against
       9 years service]

9.     Re-elect Mr. M. Rapp as a Director [Non-Executive,        Mgmt          For                            For
       9 years service]

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Audit Committee
       to determine their remuneration

11.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

12.    Authorize the Company to allot the unissued               Mgmt          For                            For
       share capital of the Company

S.13   Approve to disapply the pre-emption provision             Mgmt          For                            For
       of Section 89 of the Companies Act 1985 to
       the extent specified

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For

15.    Amend the Executive Share Option Scheme 1999              Mgmt          For                            For

16.    Amend the Incentive Share Option Scheme 1999              Mgmt          For                            For

S.17   Adopt the revised Articles of Association of              Mgmt          For                            For
       the Company with immediate effect

S.18   Adopt the revised Articles of Association with            Mgmt          For                            For
       effect from 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 LINDE AG, MUENCHEN                                                                          Agenda Number:  701557982
--------------------------------------------------------------------------------------------------------------------------
    Security:  D50348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  DE0006483001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 13 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 864,510,888.31 as follows: payment
       of a dividend of EUR 1.70 per entitled share
       EUR 581,720,260.71 shall be carried forward
       ex-dividend and payable date: 04 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: KPMG,            Mgmt          For                            For
       Berlin

6.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 % of its share capital, at prices
       not deviating more than 20 % from the market
       price of the shares, on or before 02 DEC 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares a re sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for the fulfillment
       of option or con-version rights, and to retire
       the shares

7.     Authorization to issue convertible and/or warrant         Mgmt          For                            For
       bonds, the creation of contingent capital,
       and the corresponding amendments to the Articles
       of Association the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bearer or registered
       bonds of up to EUR 2,500,000,000, conferring
       a conversion or option right for new shares
       of the company , on or before 02 JUN 2013,
       shareholders shall be granted subscription
       rights, insofar as the bond s are issued at
       a price not materially below their theoretical
       market value, for residual amounts, and in
       order to grant subscription rights to holders
       of convertible and option rights; the share
       capital shall be increased accordingly by up
       to EUR 85,000,000 through the issue of up to
       33,203,125 new bearer shares, insofar as convertible
       and/or option rights are exercised [2008 contingent
       capital]

8.1    Elections to the Supervisory Board; Mr. Gerhard           Mgmt          For                            For
       Beiten

8.2    Elections to the Supervisory Board; Mr. Clemens           Mgmt          For                            For
       Boersig

8.3    Elections to the Supervisory Board; Mr. Michael           Mgmt          For                            For
       Diekmann

8.4    Elections to the Supervisory Board; Mr. Matthew           Mgmt          For                            For
       F.C. Miau

8.5    Elections to the Supervisory Board; Mr. Klaus-Peter       Mgmt          Against                        Against
       Mueller

8.6    Elections to the Supervisory Board; Mr. Manfred           Mgmt          Against                        Against
       Schneider

8.7    Elections to the Supervisory Board; Mr. Arne              Mgmt          For                            For
       Wittig [Substitute Member]

8.8    Elections to the Supervisory Board; Mr. Guenter           Mgmt          For                            For
       Hugger [Substitute Member]




--------------------------------------------------------------------------------------------------------------------------
 LION CORPORATION                                                                            Agenda Number:  701478643
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38933107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3965400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Executive Officers to the End of  Financial
       Year within One Year after the Appointment

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 LION NATHAN LTD                                                                             Agenda Number:  701441381
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5585K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Feb-2008
        ISIN:  AU000000LNN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Auditors report in the respect
       of the Company and its controlled entities
       for the FYE 30 SEP 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       and its controlled entities for the FYE 30
       SEP 2007

3.a    Re-elect Mr. Glenn Lawrence Lord Barnes as a              Mgmt          For                            For
       Non-Executive Director of the Company, who
       retires by rotation in accordance with Article
       10.3 of the Constitution

3.b    Re-elect Mr. Peter Hallam Bush as a Non-Executive         Mgmt          For                            For
       Director of the Company, who retires by rotation
       in accordance with Article 10.3 of the Constitution

3.c    Elect Mr. Fumio Miki as a Non-Executive Director          Mgmt          For                            For
       of the Company

3.d    Elect Dr. Koichi Matsuzawa as a Director                  Mgmt          For                            For

3.e    Elect Mr. Hirotake Kobayashi as a Director                Mgmt          For                            For

4.     Approve to increase in the maximum amount of              Mgmt          For                            For
       remuneration payable in aggregate to Non-Executive
       Directors [inclusive of superannuation] by
       AUD 250,000, to a maximum amount of AUD 1,250,000
       per annum, commencing with effect from 14 FEB
       2008, for all purposes including ASX Listing
       Rule 10.17

5.     Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rule 10.114 for: a) participation in the Company's
       Achievement Rights Plan by Mr. Robert Andrew
       Murray, Executive Director and Chief Executive
       Officer of the Company; b) the acquisition
       accordingly by Mr. Murray of Achievements Rights
       and, in consequence of the exercise of those
       Achievements Rights, of ordinary shares in
       the Company; and c) the provision of benefits
       to Mr. Murray under the Achievement Rights
       Plan in accordance with the Plans Rules and
       as specified




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS TSB GROUP PLC, EDINBURGH                                                             Agenda Number:  701518031
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5542W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  GB0008706128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports and accounts                          Mgmt          For                            For

2.     Approve the  Directors  remuneration report               Mgmt          For                            For

3.A.1  Approve the election or re-election of Mr. P.N            Mgmt          For                            For
       Green as a Director

3.A.2  Approve the election or re-election of Mr. Sir            Mgmt          For                            For
       David Manning as a Director

3.B.1  Approve the election or re-election of Mr. Ewan           Mgmt          For                            For
       Brown as a Director

3.B.2  Approve the election or re-election of Mr. M.             Mgmt          For                            For
       E. Fairey as a Director

3.B.3  Approve the election or re-election of Sir Julian         Mgmt          For                            For
       Horn-Smith as a Director

3.B.4  Approve the election or re-election of Mr. G.             Mgmt          For                            For
       T. Tate as a Director

4.     Re-appoint the Auditors                                   Mgmt          For                            For

5.     Grant authority to set the remuneration of the            Mgmt          For                            For
       Auditors

6.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.7    Authorize the Directors power to issue shares             Mgmt          For                            For
       for cash

S.8    Authorize the Company  to purchase its shares             Mgmt          For                            For

S.9    Amend the Articles of association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOBLAW COS LIMITED MED TERM  NTS CDS-                                                       Agenda Number:  701524426
--------------------------------------------------------------------------------------------------------------------------
    Security:  539481101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CA5394811015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOGICACMG PLC                                                                               Agenda Number:  701541371
--------------------------------------------------------------------------------------------------------------------------
    Security:  G55552106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0005227086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts for the            Mgmt          For                            For
       YE 31 DEC 2007

2.     Approve the final dividend of 3.5 pence per               Mgmt          For                            For
       share

3.     Approve the Remuneration Committee report for             Mgmt          Against                        Against
       the YE 31 DEC 2007

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Directors to set
       their fees

5.     Elect Mr. David Tyler as a Non-Executive Director         Mgmt          For                            For

6.     Elect Mr. Andy Green as an Executive Director             Mgmt          For                            For

7.     Re-elect Mr. Jim McKenna as an Executive Director         Mgmt          For                            For

8.     Re-elect Mr. Roger Payne as a Non-Executive               Mgmt          For                            For
       Director

9.     Re-elect Mr. Wim Dik as a Non-Executive Director          Mgmt          For                            For

10.    Authorize the Company to make political donations         Mgmt          For                            For

11.    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985

S.12   Approve to change the Company name to Logica              Mgmt          For                            For
       Plc

S.13   Authorize the Directors to allot shares for               Mgmt          For                            For
       cash

S.14   Authorize the Directors to make market purchases          Mgmt          For                            For
       of the Company's 10p ordinary shares pursuant
       to Section 166 of the Companies Act 1985

S.15   Adopt new Articles of Association                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LONMIN PLC, LONDON                                                                          Agenda Number:  701434603
--------------------------------------------------------------------------------------------------------------------------
    Security:  G56350112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  GB0031192486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       30 SEP 2007

2.     Receive and approve the Directors' remuneration           Mgmt          Against                        Against
       report for the YE 30 SEP 2007

3.     Declare a final divided of 60 US cents per share          Mgmt          For                            For
       in respect of the YE 30 SEP 2007, payable on
       08 FEB 2008 to shareholders on the register
       at the close of business on 11 JAN 2008

4.     Re-appoint KPMG Audit Plc as the Company's Auditors       Mgmt          For                            For
       and authorize the Directors to agree the Auditors'
       remuneration

5.     Re-elect Mr. Karen de Segundo as a Director               Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Sivi Gounden as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Roger Phillimore as a Director               Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Alan Ferguson as a Director of               Mgmt          For                            For
       the Company

9.     Re-elect Mr. David Munro as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Mr. Jim Sutcliffe as a Director of               Mgmt          For                            For
       the Company

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act]
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal amount
       of USD 52,000,000; [Authority expires on the
       date of the next AGM of the Company]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       by Resolution 11 above or by way of a sale
       of treasury share, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) up
       to an aggregate nominal amount of USD 7,800,000;
       [Authority expires on the date of the next
       AGM of the Company]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, pursuant to Article 49             Mgmt          For                            For
       of the Company's Articles of Association, to
       make market purchases [Section 163(3) of the
       Companies Act 1985] of up to 15,600,000 ordinary
       shares of USD 1 in the capital of the Company
       [Ordinary shares], at a minimum price of USD
       1 and the maximum price that may be paid is
       equal to 105% of the average middle market
       price shown in the quotations for an Ordinary
       shares as derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which the Ordinary share is contracted
       to the purchased; [Authority expires at the
       conclusion of the next AGM of the Company];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Adopt the new Articles of Association in substitution     Mgmt          For                            For
       for and to the exclusion of the existing Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 LONZA GROUP AG, BASEL                                                                       Agenda Number:  701478972
--------------------------------------------------------------------------------------------------------------------------
    Security:  H50524133                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CH0013841017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436664, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Receive the consolidated financial statements             Mgmt          For                            For
       of Lonza Group Ltd for 2007, and the report
       of the Group Auditors

2.     Receive the annual activity report and financial          Mgmt          For                            For
       statements of Lonza Group Ltd for 2007, and
       the report of the Statutory Auditors

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of CHF 1.75 per share

4.     Grant discharge to the Board and the Senior               Mgmt          For                            For
       Management

5.1    Re-elect Ms. Julia Higgins to the Board of Directors      Mgmt          For                            For

5.2    Re-elect Mr. Peter Kalantzis to the Board of              Mgmt          For                            For
       Directors

5.3    Re-elect Mr. Gerhard Mayr to the Board of Directors       Mgmt          For                            For

5.4    Re-elect Mr. Rolf Soiron to the Board of Directors        Mgmt          For                            For

5.5    Re-elect Sir Richard Sykes to the Board of Directors      Mgmt          For                            For

5.6    Re-elect Mr. Peter Wilden to the Board of Directors       Mgmt          For                            For

5.7    Elect Mr. Patrick Aebischer to the Board of               Mgmt          For                            For
       Directors

6.     Elect KPMG as the Statutory Auditors [also to             Mgmt          For                            For
       act as the Group Auditors]




--------------------------------------------------------------------------------------------------------------------------
 LOTTOMATICA SPA                                                                             Agenda Number:  701407276
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6326Y108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  IT0003990402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       12 DEC 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the termination of the Director appointed         Mgmt          Against                        Against
       as per Article 2386, Paragraph 1 of the Italian
       Civil Code, inherent and subsequent deliberations

E.1    Amend the Articles 4,13 and 20 of the Bye-Laws            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOTTOMATICA SPA                                                                             Agenda Number:  701490461
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6326Y108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  IT0003990402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof

O.2    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       allocation of profits and part of the reserves,
       adjournment thereof

O.3    Approve the determination of Board of Directors           Mgmt          For                            For
       components and emoluments and appoint the Board
       of Directors Members

O.4    Appoint the Board of Auditors and its Chairman            Mgmt          For                            For
       and approve to determine their emoluments

O.5    Approve the new employee Stock Assignments Plan,          Mgmt          For                            For
       adjournment thereof

O.6    Approve the new employee Stock Option Plan,               Mgmt          For                            For
       adjournment thereof

E.1    Amend Articles 13 and 20 of corporate by laws,            Mgmt          For                            For
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 LUNDBERGFOERETAGEN AB                                                                       Agenda Number:  701484785
--------------------------------------------------------------------------------------------------------------------------
    Security:  W54114108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  SE0000108847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Per Welin as a Chairman of the meeting          Mgmt          For                            For

3.     Approve the voting register                               Mgmt          For                            For

4.     Elect 1 or 2 persons to attest the minutes                Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     The Chief Executive Officer's address                     Mgmt          For                            For

8.a    Receive the annual report and the Auditor's               Mgmt          Abstain                        Against
       report as well as the consolidated financial
       statements and the Auditor's report for the
       Group

8.b    Approve the Auditor's opinion whether the guidelines      Mgmt          Abstain                        Against
       for compensation to Senior Executives which
       have applied since the preceding AGM have been
       complied with

9.A    Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

9.B    Grant discharge from liability for the Directors          Mgmt          For                            For
       and the Chief Executive Officer

9.C    Approve a dividend for the 2007 FY of SEK 9.00            Mgmt          For                            For
       per share tuesday 15 APR 2008 is proposed by
       the Board of Directors as the record date,
       in the event the general meeting resolves in
       accordance with proposal, it is estimated that
       the dividends will be distributed by VPC on
       friday 18 APR 2008

10.    Approve to determine the number of Directors              Mgmt          For                            For
       to be 9 and no alternate Directors

11.    Approve to pay the fees to the Board of Directors         Mgmt          For                            For
       totalling SEK 1,575,000 of which SEK 350,000
       to the Chairman and SEK 175,000 to each of
       other Directors elected by AGM with the exception
       of Chief Executive Officer

12.    Re-elect Mr. Gunila Berg, Mr. Lennart Bylock,             Mgmt          For                            For
       Mr. Tom Hedelius, Mr. Fredrik Lundberg, Mr.
       Sten Peterson, Mr. Bengt Pettersson, Mr. Per
       Welin and Mr. Christer Zetterberg to the Board
       of Directors and elect Mr. Mats Guldbrand to
       the Board of Directors and Mr. Per Welin as
       a Chairman of the Board

13.    Approve the specified guidelines for the compensation     Mgmt          For                            For
       to Senior Executives

14.    Authorize the Board, prior to next AGM, to buy            Mgmt          For                            For
       back such a number of class B shares that the
       Company's holding from time to time does not
       exceed 10% of all outstanding shares in the
       Company, acquisitions shall take place on OMX
       Nordic Exchange Stockholm at the exchange price
       at the time of the acquisition; the purpose
       of the buy-back is to enable the Board to adjust
       Company's equity structure during the period
       until the next AGM

15.    Approve the implementation of a call option               Mgmt          For                            For
       programme in the subsidiary, Holmen AB, and
       transfer of bought back shares in Holmen AB
       in connection with the exercise of the call
       options as specified

16.    Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LUXOTTICA GROUP SPA, BELLUNO                                                                Agenda Number:  701506199
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6444Z110                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  IT0001479374
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2008 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

A.1    Approve the balance sheet as of 31 DEC 2007               Mgmt          For                            For

A.2    Approve the allocation of profits and dividend            Mgmt          For                            For
       distribution

A.3    Approve to determine the emolument for the Board          Mgmt          For                            For
       of Directors for year 2008

A.4    Adopt an incentive plan as per the Article 114BIS         Mgmt          For                            For
       of Law decree NR. 58 1998

A.5    Grant authority to purchase and disposition               Mgmt          For                            For
       of own shares

E.1    Amend the Articles 10,11 and 23 of the Corporate          Mgmt          For                            For
       byelaws




--------------------------------------------------------------------------------------------------------------------------
 LVMH MOET HENNESSY LOUIS VUITTON, PARIS                                                     Agenda Number:  701529971
--------------------------------------------------------------------------------------------------------------------------
    Security:  F58485115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000121014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements ending on 31 DEC 2007
       in the form presented to the meeting

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the said YE on 31 DEC 2007 as
       presented; and grant permanent discharge to
       the Board of Directors for the performance
       of their duties during the said FY

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.4    Approve, the recommendations of the Board of              Mgmt          For                            For
       Directors and to appropriate the income for
       the FY as follows: income for the FY: EUR 783,412,326.27
       allocation to legal reserve: EUR 0.00: retained
       earnings: EUR 2,759,550,929.12 balance available
       for distribution: EUR 3,542,963,255.39 special
       reserve on long term capital gains: EUR 0.00
       statutory dividend: EUR 7,349,061.15 which
       corresponds to: EUR 0.015 per share additional
       dividend: EUR 776,550,794.85 corresponding
       to EUR 1.585 per share retained earnings: EUR
       3,542,963,255.39 after appropriation the gross
       value of the dividend is of EUR 1.60; to reminds
       that: an interim dividend of EUR 0.35 was already
       paid on 03 DEC 2007; the remaining dividend
       of EUR 1.25will be paid on 23 MAY 2008; the
       dividend will entitle natural persons to the
       40% allowance, in the event that the Company
       holds some of its own shares on such date:
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law, it is reminded
       that, for the last three financial years, the
       dividends paid [gross value], were as follows:
       EUR 1.40 for FY 2006: EUR 1.15 for FY 2005
       EUR 0.95 for FY 2004

O.5    Approve to renew the appointment of Mr. Nicolas           Mgmt          Against                        Against
       Bazire as a Member of the Board of Directors
       for a 3 year period

O.6    Approve to renew the appointment of Mr. Antonio           Mgmt          Against                        Against
       Belloni as a Member of the Board of Directors
       for a 3 year period

O.7    Approve to renew the appointment of Mr. Diego             Mgmt          For                            For
       Della Valle as a Member of the Board of Directors
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Gilles            Mgmt          Against                        Against
       Hennessy as a Member of the Board of Directors
       for a 3 year period

O.9    Appoint Mr. Charles De Croisset as a Member               Mgmt          For                            For
       of the Board of Directors, for a 3 year period

O.10   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds: invested in the share
       buybacks: EUR 6,400,000,000.00; [Authority
       is given for a 18 month period]; and acknowledge
       that the share capital was composed of 48,993,741
       shares on 31 DEC 2007; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 MAY 2007

E.11   Receive the special report of the Auditors,               Mgmt          For                            For
       said report and authorize the Board of Directors
       to reduce the share capital, on one or more
       occasions and at its sole discretion, by cancelling
       all or part of the shares held by the Company
       in connection with a stock Repurchase Plan,
       up to a maximum of 10% of the share capital
       over a 24 month period; [Authority is given
       for a 18 month period], this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       MAY 2007

E.12   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies, they may not represent more than
       1% of the share capital; [Authority is given
       for a 38 month period], and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 12 MAY 2005

E.13   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in one or more
       occasions and at its sole discretion: up to
       a maximum nominal amount of EUR 30,000,000.00
       by way of issuing shares and or debt securities,
       including warrants to be subscribed either
       in cash or by the offsetting of debts, up to
       a maximum nominal amount of EUR 30,000,000.00
       by way of capitalizing reserves, profits, premiums
       or: other means, provided that such capitalization
       is allowed by Law and under the Bylaws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively or simultaneously; [Authority
       is given for a 18 month period], approve to
       cancel the shareholders' preferential subscription
       rights in favour of beneficiaries, this amount
       shall count against the overall value set forth
       in Resolutions 12, 14, 15 of the present meeting
       and 15, 16, 17 of the general meeting of 10
       MAY 2007; authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors may decide               Mgmt          For                            For
       to increase the number of securities to be
       issued in the event of a capital increase with
       or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period under the conditions and
       limits provided by Article L.225.135.1 of the
       French Commercial Code; this amount shall count
       against the overall value set forth in Resolution
       13 above mentioned

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       is given for a 26 month period], the number
       of shares issued shall not exceed 3% of the
       share capital; the amount shall count against
       the overall value set forth in Resolution 12,
       13, 14 of the present meeting and 15, 16, 17
       of the general meeting of 10 MAY 2007; approve
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       MAY 2007




--------------------------------------------------------------------------------------------------------------------------
 M6 METROPOLE TELEVISION SA, NEUILLY SUR SEINE                                               Agenda Number:  701511063
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6160D108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  FR0000053225
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and the company's financial
       statements for the YE 31 DEC 2007, as presented
       earnings for the FY: EUR 160,970,664.00 and
       approve the expenses and charges that were
       not tax deductible of EUR 34,367.00 with a
       corresponding tax of EUR 11,832.00

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting earnings for
       the FY EUR 168,700,000.00

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 160,970,664.00, prior retained
       earnings: EUR 458,634,096.00, other reserves:
       EUR 0.00, legal reserve: EUR 0.00, dividends:
       EUR 129,934,690.00, other reserves: EUR 0.00,
       retained earnings: EUR 489,670,070.00, the
       shareholders will receive a net dividend of
       EUR 1.00 per share, and will entitle to the
       40% deduction provided by the French tax code,
       this dividend will be paid on 15 MAY 2008 in
       the event that the Company holds some of its
       own shares on such date, the amount of the
       unpaid dividend on such shares shall be allocated
       to the retained earnings account as required
       by Law, it is reminded that, for the last 3
       FY, the dividends paid, were as follows: EUR
       0.84 for FY 2004, EUR 0.95 for FY 2005, EUR
       0.95 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.86 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

O.5    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Article L 225.90.1
       and 225.79.1 of the French Commercial Code,
       and approve the granting of an indemnity to
       Mr. Nicolas De Tavernost in the event of his
       removal

O.6    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Article L 225.90.1
       and 225.79.1 of the French Commercial Code,
       and approve the granting indemnity to Mr. Eric
       Hotelans in the event of his removal

O.7    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.90.1 and
       225.79.1 of the French Commercial Code, and
       approve the granting of an indemnity to Mr.
       Thomas Valentin in the event of his removal

O.8    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.90.1 and
       225.79.1 of the French Commercial Code, and
       approve the granting indemnity to Mr. Catherine
       Lenoble in the event of his removal

O.9    Ratify the co-optation of Mr. Andrew Buckhurst            Mgmt          For                            For
       as a Member of Supervisory Board, until the
       shareholders' meeting called to approve the
       financial statements for the FY 07 NOV 2007

O.10   Ratify the co-optation of Mr. Fabien Boe as               Mgmt          For                            For
       a Member of Supervisory Board, until the shareholders'
       meeting called to approve the financial statements
       for the FY 03 MAR 2008

O.11   Approve to renew the appointment of Mr. Albert            Mgmt          Against                        Against
       Frere as a Member of Supervisory Board, for
       a 4 year period

O.12   Approve to renew the appointment of Mr. Guy               Mgmt          For                            For
       de Panafieu as a Member of Supervisory Board,
       for a 4 year period

O.13   Approve to renew the appointment of Mr. Gerard            Mgmt          For                            For
       Worms as a Member of Supervisory Board, for
       a 4 year period

O.14   Approve to renew the appointment of Mr. Remy              Mgmt          For                            For
       Sautter as a Member of Supervisory Board, for
       a 4 year period

O.15   Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Laurent as a Member of Supervisory Board, for
       a 4 year period

O.16   Approve to renew the appointment of Mr. Bernard           Mgmt          For                            For
       Arnault as a Member of Supervisory Board, for
       a 4 year period

O.17   Approve to renew the appointment of Mr. Gerhard           Mgmt          For                            For
       zeiler as a Member of Supervisory Board, for
       a 4 year period

O.18   Approve to renew the appointment of Mr. Axel              Mgmt          For                            For
       Duroux as a Member of Supervisory Board, for
       a 4 year period

O.19   Approve to renew the appointment of Mr. Vincent           Mgmt          For                            For
       De Dorlodot as a Member of Supervisory Board,
       for a 4 year period

O.20   Approve to renew the appointment of Mr. Elmar             Mgmt          Against                        Against
       Heggen as a Member of Supervisory Board, for
       a 4 year period

O.21   Approve to renew the appointment of Mr. Andrew            Mgmt          For                            For
       Buckhurst as a Member of Supervisory Board,
       for a 4 year period

O.22   Approve to renew the appointment of Ernst Et              Mgmt          For                            For
       Young and other as Statutory Auditor for a
       6 year period

O.23   Approve to renew the term of office of Mr. Pascal         Mgmt          For                            For
       Macioce as a Deputy Auditor, for a 6 year period

O.24   Appoint Pricewaterhousecoopers as a statutory             Mgmt          For                            For
       auditor, for a 6 year period

O.25   Approve to renew the appointment of Mr. Etienne           Mgmt          For                            For
       Boris as a Deputy Auditor, for a 6 year period

O.26   Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions as specified: maximum purchase
       price: EUR 30.00, maximum number of shares
       to be acquired: 10% of the share capital, maximum
       funds invested in the share buybacks: EUR 389,804,070.00,
       and to take necessary measures and accomplish
       all necessary formalities; [Authority expires
       at the end of 18 month period]

E.27   Authorize the Executive Committee, to reduce              Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, up
       to a maximum of 10% of the share capital; [Authority
       is given until of the meeting to be ruled on
       the accounts closed in 2008]

E.28   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the Employees or
       the Corporate Officers of the Company and related
       Companies, they may not represent more than
       0.5% of the share capital, and to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires at the end
       of 38 month period], the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights

E.29   Amend Article number 10, 11.3, 12 , 22.3, 27,             Mgmt          For                            For
       28, 29 and 32 of the by Laws

E.30   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 MABUCHI MOTOR CO.,LTD.                                                                      Agenda Number:  701488086
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39186101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3870000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and  Final Payment Associated with
       Abolition of Retirement Benefit System for
       Directors and Auditors




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE AIRPORTS                                                                          Agenda Number:  701557350
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6077P119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000MAP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting
       THE SECURITY MACQUARIE AIRPORTS TRUST 1 [MAT
       1]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11 to
       issue the units in MAT1 that occur during the
       3 year period from 30 MAR 2008 in satisfaction
       of performance fees payable under the constitution
       of MAT1 to the responsible entity [or its related
       body corporate nominee]

S.2    Amend by inserting the following additional               Mgmt          For                            For
       Clause 27C as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting
       THE SECURITY MACQUARIE AIRPORTS TRUST 2 [MAT
       2]

1.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11 to
       issue the units in MAT2 that occur during the
       3 year period from 30 MAR 2008 in satisfaction
       of performance fees payable under the constitution
       of MAT2 to the responsible entity [or its related
       body corporate nominee]

S.2    Amend by inserting the following additional               Mgmt          For                            For
       Clause 27C as specified

       PLEASE NOTE THAT THE BELOW RESOLUTION ARE FOR             Non-Voting
       THE SECURITY MACQUARIE AIRPORTS LIMITED

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors of the Company for the YE
       31 DEC 2007

2.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

3.     Elect Mr. Stephen Ward as a Director of the               Mgmt          For                            For
       Company

4.     Approve, for all purposes including for the               Mgmt          For                            For
       purposes of Listing Rules 7.1 and 10.11, issues
       of shares in the Company that occue during
       the 3 year period from 30 MAR 2008 in satisfaction
       of performace fees payable under the Advisory
       Agreement to Macquarie Capital Funds [Europe]
       Limited [or its related body corporate nominee]
       as adviser to the Company

5.     Adopt the new Bye-laws of the Company in substitution     Mgmt          For                            For
       for the existing Bye-laws




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE BANK LTD, SYDNEY NSW                                                              Agenda Number:  701365593
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q56993167                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000MBL3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve, subject to and conditional on the Schemes        Mgmt          For                            For
       being implemented in accordance with their
       terms, to reduce the capital of MBL from AUD
       7.5 billion to AUD 4.4 billion by paying the
       reduction amount per MBL Share to holders of
       those shares on a record date occurring after
       the Implementation Date to be specified by
       MBL [Capital Reduction Record Date]; the reduction
       amount is an amount calculated by dividing
       AUD 3 billion by the number of MBL Shares on
       issue on the Capital Reduction Record Date




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE BANK LTD, SYDNEY NSW                                                              Agenda Number:  701365618
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q56993167                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000MBL3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to Section 411 of the Corporations      Mgmt          For                            For
       Act 2001 [Cwlth], the scheme of arrangement
       to be made between Macquarie Bank Limited and
       each of its Optionholders to effect the cancellation
       of the Optionholders' options in Macquarie
       Bank Limited in consideration for the issue
       of options in Macquarie Group Limited on a
       1 for 1 basis, as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE BANK LTD, SYDNEY NSW                                                              Agenda Number:  701375405
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q56993167                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000MBL3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCH MEETING. THANK             Non-Voting
       YOU.

1.     Approve, pursuant to Section 411 of the Corporations      Mgmt          For                            For
       Act 2001 [Cwlth], the Scheme of Arrangement
       proposed to be made between Macquarie Bank
       Limited and each of its Scheme shareholders
       to effect the transfer of the shareholders'
       shares in Macquarie Bank Limited to Macquarie
       Group Limited ['MGL'] in consideration for
       the issue of shares in MGL on a 1 for 1 basis
       as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701367573
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5701N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors of the Company for the YE
       30 JUN 2007

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffrey Conyers as a Director of             Mgmt          For                            For
       the Company

S.4    Adopt a new set of bye-laws of the Company in             Mgmt          For                            For
       substitution for the existing Bye-Laws




--------------------------------------------------------------------------------------------------------------------------
 MAGNA INTL INC                                                                              Agenda Number:  701510833
--------------------------------------------------------------------------------------------------------------------------
    Security:  559222401                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  CA5592224011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Frank Stronach as a Director                    Mgmt          For                            For

1.2    Elect Mr. Michael D. Harris as a Director                 Mgmt          For                            For

1.3    Elect Lady Barbara Judge as a Director                    Mgmt          For                            For

1.4    Elect Mr. Louis E. Lataif as a Director                   Mgmt          For                            For

1.5    Elect Mr. Klaus Mangold as a Director                     Mgmt          For                            For

1.6    Elect Mr. Donald Resnick as a Director                    Mgmt          For                            For

1.7    Elect Ms. Belinda Stronach as a Director                  Mgmt          For                            For

1.8    Elect Mr. Franz Vranitzky as a Director                   Mgmt          For                            For

1.9    Elect Mr. Donald J. Walker as a Director                  Mgmt          For                            For

1.10   Elect Mr. Gegory C. Wilkins as a Director                 Mgmt          For                            For

1.11   Elect Mr. Siegfried Wolf as a Director                    Mgmt          For                            For

1.12   Elect Mr. James D. Wolfensohn as a Director               Mgmt          For                            For

1.13   Elect Mr. Lawrence D. Worrall as a Director               Mgmt          For                            For

2.     Ratify Ernst Young as the Auditors                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MAKITA CORPORATION                                                                          Agenda Number:  701610429
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39584107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3862400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

4.     Presentation of condolence money for the late             Mgmt          For                            For
       Director




--------------------------------------------------------------------------------------------------------------------------
 MAN AG, MUENCHEN                                                                            Agenda Number:  701492895
--------------------------------------------------------------------------------------------------------------------------
    Security:  D51716104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0005937007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the adopted annual financial              Non-Voting
       statements of MAN AG and the consolidated financial
       statements for the year ending December  31,
       2007, as well as the Management Report of MAN
       AG and of the MAN Group for the fiscal year
       ending December 31, 2007 and the report of
       the Supervisory Board

2.     Appropriation of net earnings available to MAN            Mgmt          For                            For
       AG

3.     Discharge of the Executive Board                          Mgmt          For                            For

4.     Discharge of the Supervisory Board                        Mgmt          For                            For

5.     Authorization to purchase and use own stock               Mgmt          For                            For

6.     Appointment of auditors for the 2008 fiscal               Mgmt          For                            For
       year




--------------------------------------------------------------------------------------------------------------------------
 MAN GROUP PLC, LONDON                                                                       Agenda Number:  701392944
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5790V115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  GB00B16BRD58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional on admission of the new              Mgmt          For                            For
       ordinary shares becoming effective: a] to increase
       the authorized share capital of the Company
       from USD 81,000,000 and GBP 50,000 to USD 2,202,554,497
       and GBP 50,000 by the creation of 1,515,382,062
       redeemable preference shares of USD 1.40 each
       in the capital of the Company [the "B Shares"]
       and 1,961,000,000 non-cumulative irredeemable
       preference shares of 0.001 US cent each in
       the capital of the Company [the "C Shares"]
       each having the rights and subject to the restrictions
       as specified pursuant to paragraph [c]; b)
       to consolidate the issued ordinary shares of
       3 US cents in the capital of the Company [each
       an "Existing Ordinary Share"] held by each
       holder or joint holders at 6 p.m. on 23 NOV
       2007 [or such other time and/or date as the
       Directors may in their absolute discretion
       determine] [the "Record Time"] into one unclassified
       share and divide, forthwith upon such consolidation
       each such unclassified share, into one New
       Ordinary Share for each 3 3/7 US cents of nominal
       value of such unclassified share provided that
       fractions of New Ordinary Shares will not be
       issued and fractions of New Ordinary Shares
       [treating shares held in certificated form
       and shares registered in CREST as if they were
       separate holdings] will be aggregated immediately
       prior to Admission and sold in the market and
       the net proceeds of sale paid in due proportion
       to those holders who would otherwise be entitled
       to such fractions save that individual entitlements
       of GBP 3 or less shall be retained by the Company;
       c) amend the Articles of Association of the
       Company in the manner as specified; d) authorize
       the Directors of the Company to: i] capitalise
       a sum not exceeding USD 2,121,534,887 standing
       to the credit of the share premium account
       and merger reserve of the Company and to apply
       such amount in paying up in full at par up
       to a maximum of 1,515,382,062 B Shares; ii]
       capitalise a sum not exceeding USD 19,610 standing
       to the credit of the share premium account
       and merger reserve of the Company and to apply
       such amount in paying up in full at par up
       to a maximum of 1,961,000,000 C Shares; and
       iii] pursuant to section 80 of the Companies
       Act 1985 [as amended] [the "Act"], exercise
       all the powers of the Company to allot and
       issue up to 1,515,382,062 B Shares and 1,961,000,000
       C Shares each credited as fully paid up to
       the holders of the Existing Ordinary Shares;
       [Authority expires at the conclusion of the
       next AGM of the Company or within 15 months,
       whichever is earlier]; e) approve to consolidate
       all authorized but unissued Existing Ordinary
       Shares which are unissued at the record time
       into one unclassified share and divide, forthwith
       on such consolidation such unclassified share,
       into one New Ordinary Share for every 3 3/7
       US cents of nominal value of such unclassified
       share provided that any fraction of a New Ordinary
       Share arising from such division will be and
       is thereupon cancelled pursuant to Section
       121[2][e] of the Act and the amount of the
       Company's authorized but unissued share capital
       diminished accordingly; f) approve the terms
       of the contract between Merrill Lynch International
       ["Merrill Lynch"] and the Company [as specified]
       under which Merrill Lynch will be entitled,
       if it so chooses, and authorize to require
       the Company to purchase C Shares from it, for
       the purposes of Section 165 of the Act and
       otherwise; [Authority expires earlier of the
       conclusion of the next AGM of the Company or
       15 months]; g) and amend the existing authority
       of the Company to make market purchases [within
       the meaning of Section 163[3] of the Act] of
       ordinary shares, granted by the Company on
       12 JUL 2007 such that: i] the maximum aggregate
       number of ordinary shares authorized to be
       purchased is reduced to 164,482,467; and ii]
       the minimum price which may be paid for an
       ordinary share is 3 3/7 US cents or the sterling
       equivalent of 3 3/7 US cents [calculated in
       accordance with the existing authority] per
       ordinary share, but that such existing authority
       shall not be amended in any other respect;
       h) to cancel, with effect at 6 p.m. on the
       date falling one month after the Record Time,
       any authorized but unissued B Shares and C
       Shares then existing and reduce the authorized
       but unissued capital of the Company accordingly;
       i] to cancel the share capital available for
       issue as a consequence of: i] any redemption
       of B Shares created pursuant to Paragraph [a]
       above; ii] any purchase by the Company of C
       Shares created pursuant to Paragraph [a] above;
       and iii] any purchase by the Company of deferred
       shares derived from any of the C Shares created
       pursuant to Paragraph [a]




--------------------------------------------------------------------------------------------------------------------------
 MANITOBA TELECOM SVC MEDIUM  TERM NTS CDS-                                                  Agenda Number:  701573378
--------------------------------------------------------------------------------------------------------------------------
    Security:  563486109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA5634861093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Pierre J. Blouin as a Director                  Mgmt          For                            For

1.2    Elect Ms. Jocelyne M. Cote-OHara as a Director            Mgmt          For                            For

1.3    Elect Mr. N. Ashleigh Everett as a Director               Mgmt          For                            For

1.4    Elect the Hon. Gary A. Filmon as a Director               Mgmt          For                            For

1.5    Elect Mr. Gregory J. Hanson as a Director                 Mgmt          For                            For

1.6    Elect Mr. Kishore Kapoor as a Director                    Mgmt          For                            For

1.7    Elect Mr. James S.A. MacDonald as a Director              Mgmt          For                            For

1.8    Elect Mr. Donald H. Penny as a Director                   Mgmt          For                            For

1.9    Elect Mr. Arthur R. Sawchuk as a Director                 Mgmt          For                            For

1.10   Elect Mr. D. Samuel Schellenberg as a Director            Mgmt          For                            For

1.11   Elect Mr. Thomas E. Stefanson as a Director               Mgmt          For                            For

1.12   Elect Mr. Carol M. Stephenson as a Director               Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors at a remuneration to be determined
       by the Board of Directors

3.     Approve the amendments to Stock Option Plan               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MANULIFE FINL CORP MED TERM  NTS CDS-                                                       Agenda Number:  701541915
--------------------------------------------------------------------------------------------------------------------------
    Security:  56501R106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA56501R1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the Company of the YE 31 DEC 2007, together
       with reports of the Auditor and the actuary
       on those statements

1.1    Elect Mr. John M. Cassaday as a Director                  Mgmt          For                            For

1.2    Elect Mr. Lino J. Celeste as a Director                   Mgmt          For                            For

1.3    Elect Mr. Gail C.A. Cook-Bennett as a Director            Mgmt          For                            For

1.4    Elect Mr. Dominic D'Alessandro as a Director              Mgmt          For                            For

1.5    Elect Mr. Thomas P. D'Aquino as a Director                Mgmt          For                            For

1.6    Elect Mr. Richard B. Dewolfe as a Director                Mgmt          For                            For

1.7    Elect Mr. Robert E. Dineen, JR. as a Director             Mgmt          For                            For

1.8    Elect Mr. Pierre Y. Ducros as a Director                  Mgmt          For                            For

1.9    Elect Mr. Scott M. Hand as a Director                     Mgmt          For                            For

1.10   Elect Mr. Luther S. Helms as a Director                   Mgmt          For                            For

1.11   Elect Mr. Thomas E. Kierans as a Director                 Mgmt          Against                        Against

1.12   Elect Mr. Lorna R. Marsden as a Director                  Mgmt          For                            For

1.13   Elect Mr. Arthur R. Sawchuk as a Director                 Mgmt          For                            For

1.14   Elect Mr. Hugh W. Sloan, JR. as a Director                Mgmt          For                            For

1.15   Elect Mr. Gordon G. Thiessen as a Director                Mgmt          For                            For

2.     Appoint the Ernst & Young LLP as the Auditors             Mgmt          For                            For

3.1    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve the encourage long-term shareholding
       by increasing by 10% the dividend normally
       paid out on shares that have been held for
       more than 2 years

3.2    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that the shareholder voting rights
       be granted after shares have been held for
       a minimum period for 1 year

3.3    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that the By-Laws provide, in the event
       of a merge or acquisition, that an amount equal
       to the Executives and the Directors be paid
       into the Employee Pension Plan

3.4    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that there be as many women as men
       on Manulife Financial's Board of Directors,
       within 3 years of the adoption of this proposal

3.5    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that the annual report and the Management
       proxy circular disclose the equity ratio between
       the total compensation of Manulife Financial's
       highest paid Executive, including annual salary,
       bonuses, gratuities, payments, under long-term
       bonus programs and all other forms of compensations,
       and the average employee compensation

3.6    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that the remuneration policy of Manulife
       Financial's 5 highest Senior Executives and
       the Board of Director fees receive prior approval
       by the shareholders

3.7    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that govern the exercising of options
       allocated to the Senior Executive and the Directors
       of our corporations by stipulating that such
       options may not be exercised by interested
       parties until the end of their term of office

3.8    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       approve that given the strong concerns expressed
       by numerous observes and regulators regarding
       the effects of Hedge Funds and Subprime mortgage
       loans on the stability of the financial systems,
       the Bank make public information concerning
       its involvement, direct or Indirect in these
       types of activities

3.9    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       amend its By-Laws in order to implement a cumulative
       voting mechanism for electing Members of the
       Board of Directors

       Transact an other business                                Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MAPFRE, SA, MADRID                                                                          Agenda Number:  701458463
--------------------------------------------------------------------------------------------------------------------------
    Security:  E3449V125                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-Mar-2008
        ISIN:  ES0124244E34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 MAR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED, THANK YOU

1.     Approve the annual accounts and the proposal              Mgmt          For                            For
       of the distribution of results for the year
       2007

2.     Approve the Management of the Board of Directors          Mgmt          For                            For

3.     Appoint the Board Members                                 Mgmt          For                            For

4.     Amend the Articles 2, 6, 9, 16 of the Company's           Mgmt          For                            For
       By-Laws

5.     Approve the agreement of merger between Mapfre,           Mgmt          For                            For
       SA and Mapfre-CAJA Madrid Holding De Entidades
       Aseguradores

6.     Approve the dividend distribution                         Mgmt          For                            For

7.     Authorize the Board of Directors to capital               Mgmt          For                            For
       increase to within the limit established in
       the Article 153 of the Company's By-Laws

8.     Authorize the Board of Directors to issue bonds,          Mgmt          For                            For
       promissory notes and other fixed income securities

9.     Receive the report on retribution of the Board            Mgmt          For                            For
       of Directors

10.    Approve the update of the retribution of the              Mgmt          For                            For
       Board of Directors

11.    Appoint the accounts Auditors                             Mgmt          For                            For

12.    Authoirze the Board Members for the execution             Mgmt          For                            For
       of the resolution of the General Meeting

13.    Approve the regulation for the General Meeting            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUBENI CORPORATION                                                                        Agenda Number:  701601331
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39788138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3877600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUI GROUP CO.,LTD.                                                                        Agenda Number:  701630433
--------------------------------------------------------------------------------------------------------------------------
    Security:  J40089104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3870400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year, Adopt      Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of       Liability System for
       Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MATSUSHITA ELECTRIC INDUSTRIAL CO.,LTD.                                                     Agenda Number:  701599586
--------------------------------------------------------------------------------------------------------------------------
    Security:  J41121104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3866800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MATSUSHITA ELECTRIC WORKS,LTD.                                                              Agenda Number:  701615796
--------------------------------------------------------------------------------------------------------------------------
    Security:  J41207119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3867600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to  Panasonic Electric Works  Co., Ltd.

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MAZDA MOTOR CORPORATION                                                                     Agenda Number:  701615594
--------------------------------------------------------------------------------------------------------------------------
    Security:  J41551102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3868400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.     Issuance of Stock Acquisition Rights without              Mgmt          For                            For
       Consideration to Directors,  Executive Officers,
       and Employees of the Company and Directors
       of the  Consolidated Companies

4.     Approve Purchase of Own Shares                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEDIASET SPA, COLOGNO MONZESE                                                               Agenda Number:  701516924
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6688Q107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  IT0001063210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1.1  Approve the financial statements at 31 DEC 2007           Mgmt          For                            For
       and the Board of Directors' Management report

O.1.2  Receive the reports of the Independent Auditors           Mgmt          For                            For
       and the Supervisory Board to the general meeting

O.1.3  Approve the allocation of operating profit;               Mgmt          For                            For
       pertinent resolutions

O.2    Receive the consolidated financial statements             Mgmt          Abstain                        Against
       at 31 DEC 2007 and the reports of the Board
       of Directors and the Independent Auditors

O.3.1  Appoint the Members of the Supervisory Board              Mgmt          For                            For

O.3.2  Approve to establish the annual emolument of              Mgmt          For                            For
       the Supervisory Board

O.4    Approve the engagement to Audit the financial             Mgmt          For                            For
       statements and the consolidated financial statements
       and limited Auditing of the interim report
       for the year 2008/2016

O.5    Authorize the Board of Directors to purchase              Mgmt          For                            For
       and sell the Company's own shares, also for
       the purposes of Stock Option Plans; pertinent
       resolutions

E.6    Amend the Articles of the Company ByLaws: Article         Mgmt          For                            For
       10: General Meeting, 17, 23, 24: Board of Directors,
       27: Supervisory Board, and formal amendments
       to Articles 8 and 19




--------------------------------------------------------------------------------------------------------------------------
 MEDICEO PALTAC HOLDINGS CO.,LTD.                                                            Agenda Number:  701615378
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3948Z101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3268950007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEDIOBANCA - BANCA DI CREDITO FINANZIARIO SPA, MILANO                                       Agenda Number:  701376293
--------------------------------------------------------------------------------------------------------------------------
    Security:  T10584117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Oct-2007
        ISIN:  IT0000062957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 OCT 2007 AT 11:00 HOURS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the appropriation of net income up to             Mgmt          No vote
       30 JUN 2007 and dividend distribution

2.     Approve the extension of the Auditing mandate             Mgmt          No vote
       to Reconta Ernst + Young S.P.A. for the financial
       years as at 30 JUN 2010, 2011 and 2012 pursuant
       to Article 155 of Legislative Decree N. 58/98

3.     Approve the Stock Option Plan in favour of the            Mgmt          No vote
       Company's staff

4.     Grant authority for the acquisition and disposal          Mgmt          No vote
       of own shares




--------------------------------------------------------------------------------------------------------------------------
 MEDIOLANUM SPA, BASIGLIO                                                                    Agenda Number:  701492263
--------------------------------------------------------------------------------------------------------------------------
    Security:  T66932111                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001279501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008 AT 14:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statements and consolidated         Mgmt          For                            For
       financial statements  at 31 DEC 2007,  Board
       of Directors report, Board of Auditors report
       and Audit Firm report, adjournment thereof

2.     Appoint the Board of Directors and its Chairman;          Mgmt          For                            For
       approve to determine the number and duration
       of components, determine the emolument

3.     Appoint the Board of Auditors and its Chairman;           Mgmt          For                            For
       approve to determine the emolument

4.     Authorize the Board of Directors to buy and               Mgmt          For                            For
       sell own shares, adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 MEIJI DAIRIES CORPORATION                                                                   Agenda Number:  701623767
--------------------------------------------------------------------------------------------------------------------------
    Security:  J41723115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3917800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MERCK KGAA, DARMSTADT                                                                       Agenda Number:  701465444
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5357W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  DE0006599905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 07 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the FY 2007 with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Approval of the financial statements as per               Mgmt          For                            For
       31 DEC 2007

3.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 210,342,375.63 as follows: Payment
       of a dividend of EUR 1.20 plus a bonus of EUR
       2 per no-par share EUR 3,580,372.43 shall be
       carried forward Ex-dividend and payable date:
       31 MAR 2008

4.     Ratification of the acts of the personal partners         Mgmt          For                            For

5.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

6.     Appointment of Auditors for the 2008 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhandgesellschaft AG, Mannheim

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreements with the Company's wholly-owned
       subsidiaries Merck 9, Allgemeine Beteiligungs
       GmbH, Merck 10, Allgemeine Beteiligungs GmbH,
       Merck 11, Allgemeine Beteiligungs GmbH, Serono
       GmbH, and Solvent Innovation GmbH, effective
       retroactively from 01 JAN 2008 for a period
       of at least 5 year

8.1    Elect Mr. Johannes Baillou as a Supervisory               Mgmt          Against                        Against
       Board

8.2    Elect Mr. Frank Binder as a Supervisory Board             Mgmt          Against                        Against

8.3    Elect Prof. Dr. Rolf Krebs as a Supervisory               Mgmt          Against                        Against
       Board

8.4    Elect Dr. Arend Oetker as a Supervisory Board             Mgmt          Against                        Against

8.5    Elect Prof. Dr. Theo Siegert as a Supervisory             Mgmt          Against                        Against
       Board

8.6    Elect Prof. Dr. Wilhelm Simson as a Supervisory           Mgmt          Against                        Against
       Board

9.     Amendment to the Article of Association in respect        Mgmt          For                            For
       of the Supervisory Board comprising 16 Members
       of which 8 are elected by the Company's employees
       pursuant to the Participation Act, 6 Members
       are elected by the shareholders meeting, and
       2 Members are determined by the holders of
       registered shares




--------------------------------------------------------------------------------------------------------------------------
 METRO AG, DUESSELDORF                                                                       Agenda Number:  701523056
--------------------------------------------------------------------------------------------------------------------------
    Security:  D53968125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  DE0007257503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS  25 APR 08, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Receive the financial statements and annual               Mgmt          For                            For
       report for the 2007 FY with the report of the
       Supervisory Board, the group annual report
       and resolution on the appropriation of the
       distributable profit of the EUR 395,130,152.85
       as follows: payment of a dividend of EUR 1.18
       per ordinary and EUR 1.298 per preferred share,
       EUR 9,204,868.65 shall be carried forward,
       ex-dividend and payable date: 19 MAY2008

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin
       and Frankfurt

5.a    Elect Mr. Franz M. Haniel to the Supervisory              Mgmt          For                            For
       Board

5.b    Re-elect Dr. Wulf H. Bernotat to the Supervisory          Mgmt          For                            For
       Board

5.c    Elect Mr. Juergen Fitschen to the Supervisory             Mgmt          For                            For
       Board

5.d    Re-elect Prof. Dr. H. C. Mult. Erich Greipl               Mgmt          Against                        Against
       to the Supervisory Board

5.e    Elect Mr. Marie-Christine Lombard to the Supervisory      Mgmt          For                            For
       Board

5.f    Re-elect Dr. Klaus Mangold to the Supervisory             Mgmt          For                            For
       Board

5.g    Re-elect Dr. Ing. E.H. Bernd Pischetsrieder               Mgmt          For                            For
       to the Supervisory Board

5.h    Elect Mr. M.P.M. Theo De Raad to the Supervisory          Mgmt          For                            For
       Board

5.i    Re-elect Dr. Jur. Hans-Juergen Schinzler to               Mgmt          For                            For
       the Supervisory Board

6.     Grant authority to Share Repurchase Program               Mgmt          For                            For
       and reissuance or cancellation of repurchased
       shares

7.     Approve the cancellation of EUR 127.8 million             Mgmt          For                            For
       Pool of conditional capital reserve for the
       issuance of warrants/ bonds with warrants attached
       / convertible bonds, the contingent capital
       I and the deletion of Section 4 (8) 2 a) and
       b) of the Articles of Association

8.     Approve the cancellation of 1999 AGM Pool of              Mgmt          For                            For
       condition capital of the contingent capital
       II and the deletion of Section 4 (12) of the
       Articles of Association

9.     Amend the Articles of Association in respect              Mgmt          For                            For
       of the Board of Managing Directors being obliged
       to present the financial statements and the
       annual report and the proposal on the appropriation
       of the distributable profit within 3 months
       after the end of the FY and authorize the Supervisory
       Board to mandate the Auditors




--------------------------------------------------------------------------------------------------------------------------
 METROVACESA SA, MADRID                                                                      Agenda Number:  701414346
--------------------------------------------------------------------------------------------------------------------------
    Security:  E7409N148                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  ES0154220414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 DEC 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the option of the application for the             Mgmt          For                            For
       fiscal consolidation of the Group Metrovacesa
       SA, from the fiscal date 01 JAN 2008

2.     Approve the delegation of power to formalize,             Mgmt          For                            For
       define, clarify, implement and execute as a
       deed the adopted resolutions

3.     Questions and answers                                     Mgmt          For                            For

4.     Approve the General Meeting                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 METROVACESA SA, MADRID                                                                      Agenda Number:  701462311
--------------------------------------------------------------------------------------------------------------------------
    Security:  E7409N148                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  ES0154220414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THERE WILL BE AN ATTENDANCE              Non-Voting
       PREMIUM PAID FOR EACH VOTED SHARE AT A GROSS
       PRICE OF EUR 0.01. THIS IS A GROSS PRICE, AN
       18% WITHHOLDING TAX WILL BE TAKEN OFF. THE
       PAYDATE IS STILL UNKNOWN. ONCE ANNOUNCED IN
       THE SPANISH MARKET, WE WILL ADVICE YOU. THANK
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       15 MAR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT MINIMUM OF SHARES TO ATTEND              Non-Voting
       PHYSICALLY AT THE MEETING: 10 SHARES

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

1.     Approve the Management of the Board of Directors,         Mgmt          For                            For
       all of the foregoing with reference to FY 31
       DEC 07

2.     Approve the name and re-elect the Auditors                Mgmt          Against                        Against

3.     Grant authority for the acquisition of own shares,        Mgmt          For                            For
       within the terms provided in Section 75 of
       the Spanish Limited Companies Act, Ley De Sociedades
       Anonimas, and additional disposition 1 of the
       same Act, rendering void for the amount not
       used the authority granted thereto by the Resolution
       4 adopted by the general meeting of shareholders
       of 28 JUN 07

4.     Authorize the Board to decide on a capital increase,      Mgmt          For                            For
       in conformity with the provisions of Section
       153.1.B of the Spanish Limited Companies consolidation
       Act, Tex to Refundido De La Ley De Sociedades
       Anonimas, with exclusion, in necessary, of
       the preferential subscription rights, under
       the provisions of Section 159.2 of the same
       Act, subsequently amending, if necessary, Article
       3 of the Articles of Association, rendering
       void for the amount not used the authority
       granted thereto by the Resolution 10 adopted
       by the general meeting of shareholders of 28
       JUN 07

5.     Authorize the Board of Directors, to issue debentures,    Mgmt          For                            For
       bonds and other fixed income securities, either
       simple or exchangeable and, or convertible,
       as well as warrants on new or existing shares
       of the Company, with exclusion, in necessary,
       of the preferential subscription rights, rendering
       void the authority granted thereto by Resolution
       9 of the general meeting of shareholders held
       on 26 JUN 06, set the ratio and types of the
       exchange and, or the conversion delegation
       of powers to the Board to increase the capital
       for the amount necessary to cover the conversion,
       excluding, if appropriate, the preferential
       subscription rights for shareholders and holders
       of convertible bonds and warrants, delegation
       of the necessary powers for the Company to
       guarantee any liabilities resulting for its
       subsidiaries from the issue of fixed income
       securities, warrants and preferred shares by
       themselves

6.     Approve the merger of the wholly owned affiliated         Mgmt          For                            For
       Companies of Metrovacesa, S.A., into Metrovacesa,
       S.A., the merged Companies are Metrovacesa
       Rentas S.A.U., Desarrollo Comercial De Lleida,
       S.A., Irunesa De Parques Comerciales, S.A.,
       La Maquinista Vila Global, S.A.U., Zingurmuniberia,
       S.L.U., Inmobiliaria Zabalburu Gestora De Comunudades
       S.A., Star Inmogestion, S.A.U., S.A., Monterburgos,
       S.L

7.     Approve the Directors remuneration                        Mgmt          For                            For

8.     Approve to delegate the powers for the Execution,         Mgmt          For                            For
       recording, developing, construction, rectification
       and implementation of the resolutions adopted

9.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 METSO CORPORATION                                                                           Agenda Number:  701456849
--------------------------------------------------------------------------------------------------------------------------
    Security:  X53579102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  FI0009007835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       a dividend of EUR 3.00 per share

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6    Approve the number of Board Members                       Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to decide on repurchase               Mgmt          For                            For
       of Company's own shares

3.     Authorize the Board to decide on share issue              Mgmt          For                            For
       and granting of special rights

4.     Approve to decrease share premium reserve and             Mgmt          For                            For
       legal reserve

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Elect the Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 MILANO ASSICURAZIONI SPA, MILANO                                                            Agenda Number:  701505185
--------------------------------------------------------------------------------------------------------------------------
    Security:  T28224102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  IT0000062221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2008 AT 10:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Receive the financial statements of 31 DEC 2007,          Mgmt          For                            For
       Directors' report on the Management, report
       on Board of Directors in Compliance with Law
       Decree N. 58/1998 and report of the auditing
       firm [Inherent and Consequent Resolutions]

2.     Approve to determine the number of members of             Mgmt          For                            For
       the Board of Directors and appoint the Board
       of Directors

3.     Approve to resolve upon the Board of Directors'           Mgmt          For                            For
       emoluments

4.     Appoint the Board of Auditors and its Chairman            Mgmt          For                            For
       for FY 2008, 2009 and 2010 and determine the
       emoluments

5.     Approve the resolution on own shares as per               Mgmt          For                            For
       Article 2357 and 2357-Ter of the Italian Civil
       Code

6.     Approve the resolution on Fondiaria Sai Spa               Mgmt          For                            For
       and Premafin Finanziaria Spa shares as per
       the Article 2359 Bis-Civil Code




--------------------------------------------------------------------------------------------------------------------------
 MILLEA HOLDINGS,INC.                                                                        Agenda Number:  701608284
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4276P103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3910660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701384579
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q62377108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

1.     Receive the financial reports of Mirvac Group,            Non-Voting
       and MPT, and the reports of the Directors and
       the Auditors for each entity for the YE 30
       JUN 2007

       PLEASE NOTE THAT THE RESOLUTIONS 2.A AND 2.B              Non-Voting
       ARE OF MIRVAC LIMITED. THANK YOU.

2.A    Re-elect Mr. James A.C. MacKenzie as a Director           Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

2.B    Re-elect Mr. Richard W. Turner A.M. as a Director         Mgmt          For                            For
       of Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of Mirvac Limited's
       Constitution

       PLEASE NOTE THAT THE RESOLUTION 3 IS OF MIRVAC            Non-Voting
       LIMITED. THANK YOU.

3.     Adopt the remuneration report of Mirvac Limited           Mgmt          For                            For
       for the YE 30 JUN 2007

       PLEASE NOTE THAT THE RESOLUTION 4 IS OF MIRVAC            Non-Voting
       PROPERTY TRUST. THANK YOU.

S.4    Amend the Constitution of Mirvac Property Trust           Mgmt          For                            For
       ARSN 086 780 645 in accordance with the provisions
       of the 'Amending Deed Poll - Mirvac Property
       Trust' as specified and authorize Mirvac Funds
       Limited to execute the amending deed poll and
       lodge it with the Australian Securities and
       Investments Commission

       PLEASE NOTE THAT THE RESOLUTION 5 IS OF MIRVAC            Non-Voting
       AND MIRVAC PROPERTY TRUST LIMITED. THANK YOU

       PLEASE NOTE THAT RESOLUTION 5 WILL ONLY BE CONSIDERED     Non-Voting
       IF THE RESOLUTION 4 IS PASSED. THANK YOU.

5.     Approve, for all purposes, the terms of the               Mgmt          For                            For
       Long Term Performance Plan, as specified

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE OF             Non-Voting
       MIRVAC AND MIRVAC PROPERTY TRUST LIMITED. THANK
       YOU

       PLEASE NOTE THAT RESOLUTION 6 WILL ONLY BE CONSIDERED     Non-Voting
       IF THE RESOLUTIONS 4 AND 5 ARE PASSED. THANK
       YOU.

6.A    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Gregory
       Paramor [Managing Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.B    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Nicholas
       Collishaw [Executive Director] in Mirvac Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.C    Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14 and the provision
       of financial assistance [if any] by Mirvac
       Group, to the participation by Mr. Adrian Fini
       [Executive Director] in Mirvac Group's Long
       Term Performance Plan on the terms of that
       Plan and as specified




--------------------------------------------------------------------------------------------------------------------------
 MITCHELLS & BUTLERS PLC, BIRMINGHAM                                                         Agenda Number:  701435376
--------------------------------------------------------------------------------------------------------------------------
    Security:  G61614122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  GB00B1FP6H53
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial statements for            Mgmt          For                            For
       the YE 29 SEP 2007, together with the reports
       of the Directors and the Auditors

2.     Approve the remuneration report for the YE 29             Mgmt          For                            For
       SEP 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.A    Re-appoint Mr. Mike Bramley as a Director of              Mgmt          For                            For
       the Company

4.B    Re-appoint Mr. Roger Carr as a Director of the            Mgmt          For                            For
       Company

4.C    Re-appoint Mr. Drummond Hall as a Director of             Mgmt          For                            For
       the Company

4.D    Re-appoint Mr. Adam Fowle as a Director of the            Mgmt          For                            For
       Company

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          Against                        Against
       of the Company, until the next general meeting
       at which the accounts are to be laid

6.     Authorize the Audit Committee of the Board to             Mgmt          For                            For
       agree the Auditor's remuneration

7.     Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act, 1985 and within the terms of Article 12
       of the Articles of Association of the Company,
       to allot relevant securities up to an aggregate
       nominal amount of GBP 11,476,100; and [Authority
       expires the earlier of the AGM in 2009 or 31
       MAY 2009]

S.8    Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous disapplications of Section 89
       of the Act, to allot equity securities wholly
       for cash pursuant to any authority under Section
       80 of the Companies Act 1985 and within the
       terms of Article 12 of the Articles of Association
       of the Company and [Section 94(3A) of the Companies
       Act 1985], disapplying the statutory pre-emption
       rights [Section 89(1) of the Companies Act
       1985] this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue [Article 12.5.1]; and b) up
       to an aggregate nominal amount of GBP 1,721,400;
       and; and [Authority expires the earlier of
       the AGM in 2009 or 31 MAR 2009]

S.9    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with Article 9 of the Company's Articles of
       Association, to make market purchases [Section
       163(3) of the Companies Act 1985] of up to
       40,306,400 ordinary shares of 8 13/24 pence
       each in the capital of the Company [ordinary
       shares], at a minimum price of 8 13/24 pence
       per share and up to 105% of the average middle
       market quotations for an ordinary share derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; and
       that stipulated by Article 5(1) of the Buy-Back
       and Stabilization Regulation 2003; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 31 MAR 2009]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

10.    Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company, in accordance
       with Section 366 of the Companies Act 2006
       to : make political donations to Political
       parties or independent election candidates
       not exceeding GBP 50,000 in total; make political
       donations to political organizations other
       than political parties not exceeding GBP 50,000
       in total; and incur Political Expenditure up
       to an amount of GBP 50,000; provided that the
       aggregate amount of any such donations and
       expenditure shall not exceed GBP 50,000; and
       [Authority expires at the AGM to be held in
       2009]

S.11   Amend, with effect from the conclusion of the             Mgmt          For                            For
       AGM, Article 150 of the Company's Articles
       of Association, as specified

S.12   Amend, subject to the passing of Resolutions              Mgmt          For                            For
       1S.1, S.13, S.14 and S.15 and with effect on
       and from 01 OCT 2008, the Articles 89 and 90
       of the Company's Articles of Association as
       specified

S.13   Amend Article 66 as specified                             Mgmt          For                            For

S.14   Amend Article 100 of the Company's Articles               Mgmt          For                            For
       of Association as specified

S.15   Amend the various minor and technical amendments          Mgmt          For                            For
       to the Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                    Agenda Number:  701613312
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44046100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3897700005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CORPORATION                                                                      Agenda Number:  701608246
--------------------------------------------------------------------------------------------------------------------------
    Security:  J43830116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3898400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Grant stock acquisition rights as stock options           Mgmt          For                            For

6.     Approve reserved retirement remuneration for              Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ELECTRIC CORPORATION                                                             Agenda Number:  701613021
--------------------------------------------------------------------------------------------------------------------------
    Security:  J43873116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3902400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701613146
--------------------------------------------------------------------------------------------------------------------------
    Security:  J43916113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI GAS CHEMICAL COMPANY,INC.                                                        Agenda Number:  701615277
--------------------------------------------------------------------------------------------------------------------------
    Security:  J43959113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3896800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI HEAVY INDUSTRIES,LTD.                                                            Agenda Number:  701610467
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44002129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3900000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI MATERIALS CORPORATION                                                            Agenda Number:  701607802
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44024107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3903000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          No vote

1.2    Appoint a Director                                        Mgmt          No vote

1.3    Appoint a Director                                        Mgmt          No vote

1.4    Appoint a Director                                        Mgmt          No vote

1.5    Appoint a Director                                        Mgmt          No vote

1.6    Appoint a Director                                        Mgmt          No vote

1.7    Appoint a Director                                        Mgmt          No vote

1.8    Appoint a Director                                        Mgmt          No vote

1.9    Appoint a Director                                        Mgmt          No vote

1.10   Appoint a Director                                        Mgmt          No vote

2.     Appoint a Corporate Auditor                               Mgmt          No vote

3.     Appoint a Substitute Corporate Auditor                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI MOTORS CORPORATION                                                               Agenda Number:  701618110
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44131100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3899800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI RAYON COMPANY,LIMITED                                                            Agenda Number:  701612966
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44389120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3903600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI UFJ FINANCIAL GROUP,INC.                                                         Agenda Number:  701620230
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44497105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3902900004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote

2.9    Appoint a Director                                        Mgmt          No vote

2.10   Appoint a Director                                        Mgmt          No vote

2.11   Appoint a Director                                        Mgmt          No vote

2.12   Appoint a Director                                        Mgmt          No vote

2.13   Appoint a Director                                        Mgmt          No vote

2.14   Appoint a Director                                        Mgmt          No vote

2.15   Appoint a Director                                        Mgmt          No vote

2.16   Appoint a Director                                        Mgmt          No vote

2.17   Appoint a Director                                        Mgmt          No vote

3.     Establishment of the Amount of Remuneration,              Mgmt          No vote
       etc. to be Paid as Bonus to Directors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI UFJ LEASE & FINANCE COMPANY LIMITED                                              Agenda Number:  701626585
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4706D100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3499800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI UFJ NICOS CO.,LTD.                                                               Agenda Number:  701633643
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4706E108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3717200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-Exchange with Mitsubishi UFJ Financial      Mgmt          Against                        Against
       Group INC. for           Transition into a
       Subsidiary Wholly Owned by Mitsubishi UFJ Financial
       Group   INC.

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI & CO.,LTD.                                                                           Agenda Number:  701607903
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44690139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3893600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI CHEMICALS,INC.                                                                       Agenda Number:  701603967
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4466L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3888300005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701613324
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4509L101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI MINING AND SMELTING COMPANY,LIMITED                                                  Agenda Number:  701612992
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44948107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3888400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI O.S.K.LINES,LTD.                                                                     Agenda Number:  701607941
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45013109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3362700001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.     Issue of Stock Acquisition Rights for the Purpose         Mgmt          For                            For
       of Executing a Stock Option System to Executive
       Officers, General Managers, and Presidents
       of the Company's Consolidated Subsidiaries
       in Japan




--------------------------------------------------------------------------------------------------------------------------
 MITSUI SUMITOMO INSURANCE COMPANY,LIMITED                                                   Agenda Number:  701439754
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45174109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  JP3888200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Share Transfer Plan                               Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO FINANCIAL GROUP,INC.                                                                 Agenda Number:  701607927
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4599L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3885780001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Allotment of shares or fractions of a share               Mgmt          For                            For
       without consideration

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Revision of the remuneration of Directors and             Mgmt          For                            For
       Corporate Auditors, and determination of the
       amount and specific details of stock option
       remuneration

7.     Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO TRUST & BANKING CO.,LTD.                                                             Agenda Number:  701616558
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45988102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3932800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Approve Purchase of Own Preferred Shares                  Mgmt          For                            For

3      Amend Articles to: Reduce Authorized Capital              Mgmt          For                            For
       to 15,932,565,372 shs. due to    the Class
       1 Share Reduction, Reduce Term of Office of
       Directors to One Year

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers, and Approve      Details of Compensation
       as Stock Options for Corporate Officers

8      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 MOBISTAR SA, BRUXELLES                                                                      Agenda Number:  701528070
--------------------------------------------------------------------------------------------------------------------------
    Security:  B60667100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  BE0003735496
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

1.     Receive Directors' report on the annual account           Non-Voting
       of YE 31 DEC 2007

2.     Receive Auditor's report on the annual account            Non-Voting
       of YE 31 DEC 2007

3.     Approve to cancel Company treasury shares                 Mgmt          For                            For

4.     Approve the annual accounts and allocation of             Mgmt          For                            For
       income, receive consolidated annual accounts
       of YE 31 DEC 2007

5.     Grant discharge the Directors                             Mgmt          For                            For

6.     Grant discharge to the  Auditors                          Mgmt          For                            For

7.     Re-elect Messrs. Bourgoin-Castagnet, Brunet,              Mgmt          For                            For
       Du Boucher, Steyaert, SA. Wirefree Services
       Belgium, Von Wackerbarth, Dekeuleneer, Delaunois
       and Sparaxis SA as the Directors and elect
       Messrs. Meijer Swantee, Pellissier and Scheen
       as the Directors

8.     Approve the remuneration of Chairman                      Mgmt          For                            For

9.     Ratify Ernst Young as the Auditors and their              Mgmt          For                            For
       remuneration

10.    Approve to increase the capital through Incorporation     Mgmt          For                            For
       of Issue premium

11.    Approve the reduction in share capital                    Mgmt          For                            For

12.    Amend Articles regarding Statutory Seat                   Mgmt          For                            For

13.    Amend Articles to reflect changes in capital              Mgmt          For                            For

14.    Amend Articles regarding elimination of Bearer            Mgmt          For                            For
       Shares

15.    Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

16.    Grant authority the implementation of approved            Mgmt          For                            For
       resolutions and filing of required documents/formalities
       at trade registry

17.    Discussion on Company's Corporate Governance              Non-Voting
       Structure




--------------------------------------------------------------------------------------------------------------------------
 MONDI PLC, LONDON                                                                           Agenda Number:  701512445
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6258S107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B1CRLC47
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS PERTAIN            Non-Voting
       TO MONDI LIMITED AND MONDI PLC. THANK YOU.

1.     Elect Sir John Parker as a Director of Mondi              Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

2.     Elect Mr. Cyril Ramaphosa as a Director of Mondi          Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

3.     Elect Mr. David Hathorn as a Director of Mondi            Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

4.     Elect Mr. Paul Hollingworth as a Director of              Mgmt          For                            For
       Mondi Limited and Mondi plc in accordance with
       the provisions of the Articles of Association
       of Mondi Limited and Mondi plc

5.     Elect Mr. Colin Matthews as a Director of Mondi           Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

6.     Elect Ms. Imogen Mkhize as a Director of Mondi            Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

7.     Elect Mr. Peter Oswald as a Director of Mondi             Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

8.     Elect Ms. Anne Quinn as a director of Mondi               Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

9.     Elect Mr. David Williams as a Director of Mondi           Mgmt          For                            For
       Limited and Mondi plc in accordance with the
       provisions of the Articles of Association of
       Mondi Limited and Mondi plc

       PLEASE NOTE THAT THE BELOW RESOLUTIONS PERTAIN            Non-Voting
       TO MONDI LIMITED. THANK YOU.

10.    Adopt the audited financial statements of Mondi           Mgmt          For                            For
       Limited for the YE 31 DEC 2007 together with
       the reports of the Directors and the Auditors
       of Mondi Limited

11.    Approve to determine the remuneration of the              Mgmt          For                            For
       Directors of Mondi Limited for YE 31 DEC 2007

12.    Approve, subject to the passing of resolution             Mgmt          For                            For
       22, to declare a final dividend of 177.37939
       rand cents per ordinary share in Mondi Limited
       for the YE 31 DEC 2007

13.    Re-appoint Deloitte & Touche of Deloitte Place,           Mgmt          For                            For
       2 Pencarrow Crescent, Pencarrow Park, La Lucia
       Ridge Office Estate, La Lucia 4051, Docex 3,
       Durban, Republic of South Africa as the Auditors
       of Mondi Limited to hold office until the conclusion
       of the AGM of Mondi Limited to be held in 2009

14.    Authorize the Directors of Mondi Limited to               Mgmt          For                            For
       fix the remuneration of Deloitte & Touche

15.    Approve that 5% of the unissued ordinary shares           Mgmt          For                            For
       of ZAR 0.20 each in the authorized share capital
       of Mondi Limited be placed under the control
       of the Directors of Mondi Limited as a general
       authority in terms of Section 221 of the South
       African Companies Act, No.61 of 1973, as amended,
       [the SA Act], who are authorized to allot and
       issue the same at their discretion until the
       AGM of Mondi Limited to be held in 2009, subject
       to the provisions of the SA Act and the Listings
       Requirements of the JSE Limited

16.    Approve that 5% of the entire unissued share              Mgmt          For                            For
       capital of Mondi Limited, excluding the ordinary
       shares be placed under the control of the Directors
       of Mondi Limited as a general authority in
       terms of Section 221 of the South African Companies
       Act, No.61 of 1973, as amended, [the SA Act],
       who are authorized to allot and issue the same
       at their discretion until the Annual General
       Meeting of Mondi Limited to be held in 2009,
       subject to the provisions of the SA Act and
       the Listings Requirements of the JSE Limited

17.    Authorize the Directors of Mondi Limited, subject         Mgmt          For                            For
       to the passing of resolutions 15 and 16, the
       South African Companies Act, No.61 of 1973,
       as amended, and the Listings requirements of
       the JSE Limited, by way of a General Authority
       to allot and issue shares for cash as and when
       suitable situations arise, subject to the following
       specific limitations as required by the Listings
       requirements of the JSE Limited: i) this authority
       shall not extend beyond the date of the next
       AGM of Mondi Limited; ii) the equity securities
       which are the subject of the issue for cash
       shall be of a class already in issue, or where
       this is not the case, shall be limited to such
       securities or rights that are convertible into
       a class already in issue; iii) a paid press
       announcement giving full details, including
       the impact on the net asset value and earnings
       per ordinary share, will be published at the
       time of an issue representing, on a cumulative
       basis within 1 FY, 5% or more of the number
       of ordinary shares in issue prior to such issue;
       iv) the issue in the aggregate in any 1 FY
       will not exceed 15% of the number of ordinary
       shares in issue; v) in determining the price
       at which an allotment and issue of ordinary
       shares may be made in terms of this authority,
       the maximum discount permitted will be 10%
       of the weighted average traded price of the
       ordinary shares in question as determined over
       the 30 days prior to the date that the price
       of the issue is determined or agreed between
       Mondi Limited and the party subscribing for
       the securities; and vi) the equity securities/shares
       must be issued to public shareholders and not
       to related parties

S18.1  Approve, in terms of Article 11 of the Articles           Mgmt          For                            For
       of Association of Mondi Limited and with effect
       from 7 MAY 2008, Mondi Limited, contemplated
       in Sections 85 and 89 of the South African
       Companies Act, No.61 of 1973, as amended, [the
       SA Act], the acquisition by Mondi Limited,
       or any of its subsidiaries from time to time,
       of the issued ordinary shares of Mondi Limited,
       upon such terms and conditions and in such
       amounts as the Directors of Mondi Limited or
       any of its subsidiaries may from time to time
       decide, but subject to the provisions of the
       SA Act and the Listings Requirements of the
       JSE Limited (the JSE), being that: i) any such
       acquisition of ordinary shares shall be effected
       through the order book operated by the JSE
       trading system and done without any prior understanding
       or arrangement between Mondi Limited and the
       counter party; this general authority shall
       be valid until Mondi Limited's next AGM; iii)
       an announcement will be published as soon as
       Mondi Limited or any of its subsidiaries has
       acquired ordinary shares constituting, on a
       cumulative basis, 3% of the number of ordinary
       shares in issue prior to the acquisition pursuant
       to which the aforesaid 3% threshold is reached,
       and for each 3% in aggregate acquired thereafter,
       containing full details of such acquisitions;
       iv) acquisitions of shares in aggregate in
       any one financial year may not exceed 10% of
       Mondi Limited's issued ordinary share capital
       as at the date of the passing of this resolution;
       v) in determining the price at which ordinary
       shares issued by Mondi Limited are acquired
       by it or any of its subsidiaries in terms of
       this general authority, the maximum premium
       at which such ordinary shares may be acquired
       will be 10% of the weighted average of the
       market value at which such ordinary shares
       are traded on the JSE as determined over the
       5 business days immediately preceding the date
       of repurchase of such ordinary shares by Mondi
       Limited or any of its subsidiaries; vi) at
       any point in time, Mondi Limited or any of
       its subsidiaries may only appoint one agent
       to effect any repurchase on Mondi Limited's
       behalf; vii) Mondi Limited must remain in compliance
       with the minimum shareholder spread requirements
       of the Listings requirements of the JSE; and
       viii) Mondi Limited and any of its subsidiaries
       may not repurchase any shares during a prohibited
       period as defined by the Listings Requirements
       of the JSE, unless Mondi Limited has in place
       a repurchase programme where the dates and
       quantities of securities to be traded during
       the relevant period are fixed [not subject
       to any variation) and full details of the programme
       have been disclosed in an announcement over
       the JSE's Security Exchange News Service (SENS)
       prior to the commencement of the prohibited
       period

S19.2  Adopt the Articles of Association of Mondi Limited        Mgmt          For                            For
       produced to the meeting as the new Articles
       of Association of Mondi Limited in substitution
       for, and to the exclusion of, the existing
       Articles of Association of Mondi Limited; and
       amend, with effect from the end of this meeting;
       and ii. with effect from 0:01am on 01 OCT 2008,
       or any later date on which section 175 of the
       UK Companies Act 2006 comes into effect, the
       New Articles of Association of Mondi Limited
       adopted: to give the Directors power in the
       Articles of Association of Mondi Limited to
       authorize certain conflicts of interest as
       described in section 175 of the UK Companies
       Act 2006; and by the deletion of Articles 103,
       104 and 105 in their entirety and by the insertion
       in their place of new Articles 103, 104 and
       105 such amendments being produced to the meeting
       and all necessary and consequential numbering
       amendments be made to the Articles of Association
       of Mondi Limited

       PLEASE NOTE THAT THE BELOW RESOLUTIONS PERTAIN            Non-Voting
       TO MONDI PLC. THANK YOU.

20     Receive the audited financial statements of               Mgmt          For                            For
       Mondi plc for the YE 31 DEC 2007 together with
       the reports of the Directors and the Auditors
       of Mondi Plc

21.    Approve the remuneration report of Mondi Plc              Mgmt          For                            For
       for the YE 31 DEC 2007

22.    Approve, subject to the passing of resolution             Mgmt          For                            For
       12, to declare a final dividend of EUR 15.7
       euro cents per ordinary share in Mondi Plc
       for the YE 31 DEC 2007

23.    Re-appoint Deloitte & Touche LLP of 180 Strand,           Mgmt          For                            For
       London WC2R 1BL, United Kingdom as the Auditors
       of Mondi plc to hold office until the conclusion
       of the AGM of Mondi Plc to be held in 2009

24.    Authorize the Directors of Mondi Plc to fix               Mgmt          For                            For
       the remuneration of Deloitte & Touche LLP

25.    Authorize the Directors of Mondi Plc, pursuant            Mgmt          For                            For
       to Section 80 of the UK Companies Act 1985,
       to allot relevant securities [as defined in
       that Act] up to an aggregate nominal amount
       of EUR 5,141,371.20; [Authority will expire
       at the conclusion of the AGM of Mondi Plc to
       be held in 2009]; and the Directors may allot
       relevant securities under any such offer or
       agreement as if the authority had not expired

S26.3  Authorize the Directors of Mondi Plc, subject             Mgmt          For                            For
       to the passing of Resolution 25 and under Section
       95 of the UK Companies Act 1985, to allot equity
       securities [as defined in that Act] for cash,
       disapplying the statutory pre-emption rights
       [Section 89[1]], provided that the authority
       is limited to: i) allotments connected to a
       rights issue to ordinary shareholders [excluding
       any holding of treasury shares]; and ii) the
       allotment of equity securities up to an aggregate
       nominal value of EUR 3,672,408; [Authority
       will expire at the conclusion of the AGM of
       Mondi Plc to be held in 2009]; and the Directors
       may allot equity securities under any such
       offer or agreement as if the authority had
       not expired

S27.4  Authorize Mondi plc to purchase its own fully             Mgmt          For                            For
       paid ordinary shares by way of market purchases
       [within the meaning of Section 163[3] of the
       UK Companies Act 1985] provided that: i) the
       maximum number of ordinary shares which may
       be purchased is 18,362,040 [representing 5%
       of Mondi Plc's issued ordinary share capital];
       ii) the minimum price which may be paid for
       any ordinary share is EUR 0.20; iii) the maximum
       price which may be paid for any ordinary share
       is no more than 5% above the average of the
       middle market quotations of the ordinary shares
       of Mondi plc as derived from the London Stock
       Exchange Daily Official List for the 5 business
       days immediately before the day on which such
       share is contracted to be purchased; [Authority
       will expire at the conclusion of the AGM of
       Mondi Plc to be held in 2009]; and Mondi plc
       may agree to purchase ordinary shares where
       the purchase will or may be completed, either
       fully or partly, after the authority expires

S28.5  Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting as the new Articles of Association
       of Mondi plc in substitution for, and to the
       exclusion of, the existing Articles of Association
       of Mondi plc, with effect from the end of this
       meeting; and amend, with effect from 0:01am
       on 01 OCT 2008, or any later date on which
       Section 175 of the UK Companies Act 2006 comes
       into effect, the new Articles of Association
       of Mondi plc adopted for the purposes of Section
       175 of the UK Companies Act 2006, the Directors
       be given power in the Articles of Association
       of Mondi plc to authorize certain conflicts
       of interest described in that Section; and
       by the deletion of Articles 103, 104 and 105
       in their entirety and by the insertion in their
       place of new Articles 103, 104 and 105 such
       amendments being produced to the meeting and
       all necessary and consequential numbering amendments
       be made to the Articles of Association of Mondi
       plc




--------------------------------------------------------------------------------------------------------------------------
 MTR CORP LTD                                                                                Agenda Number:  701356974
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6146T101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Oct-2007
        ISIN:  HK0066009694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, for the purposes of implementing      Mgmt          Against                        Against
       the Rail Merger, the Transaction Agreements;
       and authorize the Chief Executive Officer of
       the Company or any 2 Members of the Board or
       2 Members of the Executive Directorate of the
       Company, to do all such further acts and things
       and execute such further documents and deeds
       [and if necessary apply the common seal of
       the Company thereto] and take all steps which
       in his/her opinion may be necessary, desirable
       and expedient to implement and/or give effect
       to the terms of the Transaction Agreements
       and the Rail Merger Ordinance and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 MTR CORP LTD                                                                                Agenda Number:  701560220
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6146T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0066009694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited Statement of              Mgmt          For                            For
       Accounts and the Reports of the Directors and
       the Auditors of the Company for the year ended
       31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a    Elect Professor Chan Ka-Keung, Ceajer as a Member         Mgmt          For                            For
       of the Board of Directors of the Company

3.b    Elect Mr. Ng Leung-sing as a Member of the Board          Mgmt          For                            For
       of Directors of the Company

3.c    Elect Mr. Abraham Shek Lai-him as a Member fo             Mgmt          For                            For
       the Board of Directors of the Company

3.d    Re-elect Mr. Edward Ho Sing-tin as a Member               Mgmt          For                            For
       of the Board of Directors of the Company

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration

5.     Authorize the exercise by the Board of Directors          Mgmt          For                            For
       during the relevant period of all the powers
       of the Company to allot, issue, grant, distribute
       and otherwise deal with additional Shares and
       to make, issue or grant offers, agreements,
       options, warrants and other securities which
       will or might require Shares to be allotted,
       issued, granted, distributed or otherwise dealt
       with during or after the end of the relevant
       period, the aggregate nominal amount of share
       capital allotted, issued, granted, distributed
       or otherwise dealt with or agreed conditionally
       or unconditionally to be allotted, issued,
       granted, distributed or otherwise dealt with
       [whether pursuant to an option, conversion
       or otherwise] by the Board of Directors pursuant
       to the approval in this resolution, otherwise
       than pursuant to (i) a Rights Issue; or (ii)
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to the members of the Executive Directorate
       and/or officers and/or employees of the Company
       and/or any of its subsidiaries of Shares or
       rights to acquire Shares, including without
       limitation pursuant to the Rules of the Company’s
       Pre-Global Offering Share Option Scheme, the
       Rules of the Company's New Joiners Share Option
       Scheme and also the Rules of the Company's
       2007 Share Option Scheme; or (iii) the exercise
       of rights of subscription or conversion under
       the terms of any warrant issued by the Company
       or any securities which are convertible into
       Shares; or (iv) any scrip dividend or similar
       arrangement providing for the allotment of
       Shares in lieu of the whole or part of a dividend
       on Shares pursuant to the Articles of Association
       of the Company from time to time; shall not
       exceed the aggregate of:10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution 5; and [if the Board of Directors
       is so authorized by a separate resolution of
       the shareholders of the Company] the aggregate
       nominal amount of share capital of the Company
       purchased by the Company subsequent to the
       passing of this Resolution 5 [up to a maximum
       equivalent to ten per cent. of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution 5]; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable law to be held]

6.     Authorize the Board of Directors during the               Mgmt          For                            For
       relevant period of all the powers of the Company
       to purchase Shares on The Stock Exchange of
       Hong Kong Limited [the "Stock Exchange"] or
       any other stock exchange on which the Shares
       may be listed and which is recognized for this
       purpose by the Securities and Futures Commission
       and the Stock Exchange, in accordance with
       all applicable laws, including the Hong Kong
       Code on Share Repurchases and the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [as amended from time
       to time] the aggregate nominal amount of Shares
       which may be purchased or agreed conditionally
       or unconditionally to be purchased pursuant
       to the approval in this resolution above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this Resolution
       6; [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

7.     Authorize, conditional on the passing of Resolutions      Mgmt          For                            For
       5 and 6, the exercise by the Board of Directors
       of the powers referred to Resolution 5 in respect
       of the share capital of the Company referred
       to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENGESELLSCHAFT IN MUENCHEN, MUENC            Agenda Number:  701486929
--------------------------------------------------------------------------------------------------------------------------
    Security:  D55535104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  DE0008430026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.A    Submission of the report of the Supervisory               Non-Voting
       Board and the corporate governance report including
       the remuneration  report for the financial
       year 2007

1.B    Submission of the adopted Company financial               Non-Voting
       statements and management report for the financial
       year 2007,  the approved consolidated financial
       statements and management report for the Group
       for the financial year  2007, and the explanatory
       report on the information in accordance with
       Sections 289 para. 4 and 315 para. 4 of the
       German Commercial Code

2.     Resolution on the appropriation of the net retained       Mgmt          For                            For
       profi ts from the financial year 2007

3.     Resolution to approve the actions of the Board            Mgmt          For                            For
       of Management

4.     Resolution to approve the actions of the Supervisory      Mgmt          For                            For
       Board

5.     Authorisation to buy back and use own shares              Mgmt          For                            For

6.     Authorisation to buy back own shares using derivatives    Mgmt          For                            For

7.     Amendment to Article 15 of the Articles of Association    Mgmt          For                            For
       (Remuneration of the Supervisory Board)




--------------------------------------------------------------------------------------------------------------------------
 MULTIPLEX GROUP                                                                             Agenda Number:  701390560
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6271K114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  AU000000MXG7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors' report and financial               Non-Voting
       statements for the YE 30 JUN 2007 together
       with the Auditor's report

1.     Adopt, in accordance with Section 250R (2) of             Mgmt          Abstain                        Against
       the Corporations Act 2001, the Directors' remuneration
       report for the YE 30 JUN 2007

2.     Elect Mr. Jeffrey Blidner as a Director                   Mgmt          For                            For

3.     Elect Mr. Richard Clark as a Director                     Mgmt          For                            For

4.     Re-elect Ms. Barbara Ward as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

5.     Re-elect Mr. Allan McDonald as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MURATA MANUFACTURING COMPANY,LTD.                                                           Agenda Number:  701603513
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46840104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3914400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NAGASE & CO.,LTD.                                                                           Agenda Number:  701621030
--------------------------------------------------------------------------------------------------------------------------
    Security:  J47270103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3647800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 NAGOYA RAILROAD CO., LTD.                                                                   Agenda Number:  701630750
--------------------------------------------------------------------------------------------------------------------------
    Security:  J47399118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3649800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 NAMCO BANDAI HOLDINGS INC.                                                                  Agenda Number:  701608094
--------------------------------------------------------------------------------------------------------------------------
    Security:  J48454102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3778630008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote

2.9    Appoint a Director                                        Mgmt          No vote

2.10   Appoint a Director                                        Mgmt          No vote

2.11   Appoint a Director                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL AUSTRALIA BANK LTD, MELBOURNE VIC                                                  Agenda Number:  701446545
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q65336119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Feb-2008
        ISIN:  AU000000NAB4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 436099 DUE TO SPLITTING OF 5TH RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the Company's financial statements and            Non-Voting
       the reports for the YE 30 SEP 2007

2.1    Re-elect Mrs. Patricia Cross as a Director,               Mgmt          For                            For
       in accordance with Article 10.3 of the Company's
       Constitution

2.2    Re-elect Mr. Daniel Gilbert as a Director, in             Mgmt          For                            For
       accordance with Article 10.3 of the Company's
       Constitution

2.3    Re-elect Ms. Jillian Segal as a Director, in              Mgmt          For                            For
       accordance with Article 10.3 of the Company's
       Constitution

2.4    Re-elect Sir Malcolm Williamson as a Director,            Mgmt          For                            For
       in accordance with Article 10.3 of the Company's
       Constitution

S.3    Approve and adopt the Constitution tabled at              Mgmt          For                            For
       the AGM as the Constitution of the Company,
       in place of the present Constitution, with
       effect from the close of the meeting

4.     Approve that the maximum aggregate amount of              Mgmt          For                            For
       remuneration that may be provided to the Non-Executive
       Directors of the Company be increased by AUD
       1,000,000 per annum to a maximum of AUD 4,500,000
       per annum

5.A    Approve to grant shares to the Group Chief Executive,     Mgmt          For                            For
       Mr. John Stewart, under the Company's Short-Term
       Incentive Plan, as specified

5.B    Approve to grant performance rights to the Group          Mgmt          For                            For
       Chief Executive, Mr. John Stewart, under the
       Company's Long-Term Incentive Plan, as specified

6.A    Approve to grant shares, performance options              Mgmt          For                            For
       and performance shares to Mr. Ahmed Fahour
       [an Executive Director], under the Company's
       Short-Term Incentive and Long-Term Incentive
       Plans, as specified

6.B    Approve to grant shares, performance options              Mgmt          For                            For
       and performance shares to Mr. Michael Ullmer
       [an Executive Director], under the Company's
       Short-Term Incentive and Long-Term Incentives
       Plans, as specified

7.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK CDA MONTREAL QUE                                                                Agenda Number:  701455063
--------------------------------------------------------------------------------------------------------------------------
    Security:  633067103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  CA6330671034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       for the FYE 31 OCT 2007 and the Auditor's report
       thereon

1.1    Elect Mr. Lawrence S. Bloomberg as a Director             Mgmt          For                            For

1.2    Elect Mr. Pierre Bourgie as a Director                    Mgmt          Against                        Against

1.3    Elect Mr. Andre Caille as a Director                      Mgmt          For                            For

1.4    Elect Mr. Gerard Coulombe as a Director                   Mgmt          For                            For

1.5    Elect Mr. Bernard CYR as a Director                       Mgmt          For                            For

1.6    Elect Mr. Shirley A . Dawe as a Director                  Mgmt          For                            For

1.7    Elect Mr. Nicole Diamond-Gelinas as a Director            Mgmt          For                            For

1.8    Elect Mr. Jean Douville as a Director                     Mgmt          For                            For

1.9    Elect Mr. Marcel Dutil as a Director                      Mgmt          For                            For

1.10   Elect Mr. Jean Gaulin as a Director                       Mgmt          For                            For

1.11   Elect Mr. Paul Gobeil as a Director                       Mgmt          For                            For

1.12   Elect Mr. Roseann Runte as a Director                     Mgmt          For                            For

1.13   Elect Mr. Marc P. Tellier as a Director                   Mgmt          For                            For

1.14   Elect Mr. Louis Vachon as a Director                      Mgmt          For                            For

2.     Appoint the Auditor                                       Mgmt          For                            For

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve, as a part of any normal course issuer
       bid, and in any case at least once 3 years,
       to repurchase, direct from shareholders, for
       subsequent cancellation, any odd lot shareholdings
       [i.e., shareholdings of from 1 to 99 shares]

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve to re-affirm its commitment to adoption
       of and adherence to industry-leading standards
       of corporate governance

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to improve the competency and governance
       on Board Committees though adopting a cap on
       years of committee service by a Bank Director,
       it is proposed that no Director be permitted
       to serve on a specific Board Committee for
       more than 5 consecutive years and no Director
       be permitted to serve more than 10 years in
       total on the specific committee

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to conduct a review of the performance
       of the Chief Executive Officer and the performance
       of the Executive Vice President - Finance,
       risk and Treasury in light of the strong possibility
       of the Bank suffering extensive losses emulating
       from the Bank's heavy participation in the
       non-bank Asset Backed Commercial Paper [ABCP]
       debacle

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to secure indemnification from the
       minority shareholders of Natcan Investment
       Management Inc [Natcan] for their proportionate
       share of the potential losses on the approximately
       CAD 2.0 billion of non-bank Asset Backed Commercial
       Paper [ABCP] purchased by the Bank from mutual
       fund clients accounts of National Bank Securities
       Inc. and Altamira Investment Services Inc.
       which were managed by Natcan, as the minority
       shareholders of Natcan are also executive officers
       of the Bank, no bonus or stock based compensation
       should be provided to these executives until
       the Bank has received full indemnification

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that the Chairman for the Annual Meeting
       of shareholders should be a shareholder selected
       from Non-Management shareholders registered
       and in attendance at the meeting

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the Secretary for the Annual Meeting
       of shareholders should be a shareholder selected
       from Non-Management shareholders registered
       and in attendance at the meeting

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that the Management of the Bank must
       adhere to TSX and other applicable securities
       commissions regulations in not providing unapproved
       supplementary material to shareholders at the
       Annual Meeting of shareholders

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to engage an independent investigator
       to conduct a formal investigation into the
       acquisition of CAD 2.0 Billion in non-bank
       Asset Backed Commercial Paper [ABCP] without
       the performance of due diligence announced
       by the Bank on 20 AUG 2007 and partially completed
       on 24 AUG 2007, the investigator shall provide
       a report to the shareholders of the Bank by
       01 JUN 2008 and address the specified issues

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to undertake a review of the operations
       of National Bank Financial to ensure that the
       brokerage has put in place proper and effective
       Management and Supervisory controls to end
       the financial drain on National Bank Financial
       caused by continuous disciplinary fines imposed
       on National Bank Financial by Canadian securities
       regulators

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to conduct a review of Press Release
       Policy of the Bank to ensure the Policy are
       in compliance with the policies of the Toronto
       Stock Exchange and the Canadian Securities
       Regulators

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to encourage longer share ownership
       by increasing the dividend normally paid to
       shareholders by 10% when shares are held for
       more than 2 years

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that the shareholders obtain their
       right to vote after a minimum 1 year holding
       period

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve, in the event of a merger or of an
       acquisition, the By-Laws of National Bank of
       Canada provide for the payment to the employee
       pension fund of an amount equal to twice the
       compensatory awards and benefits paid to Officers
       and Directors

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that there be an equal number of men
       and women on the Board of Directors of National
       Bank of Canada within 3 years of the adoption
       of this proposal

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that the annual report and the Management
       Proxy Circular report the equity ratio between
       the total compensation of the most senior officer
       of National Bank of Canada, including annual
       salary, bonuses, rewards, payments under long-term
       bonus programs and any other form of compensation,
       and the average compensation of employees

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that the compensation policy for the
       top 5 Executives of National Bank of Canada,
       as well as the fees paid to Board Members,
       be subject to prior shareholder approval

20.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to oversee the exercise of options
       assigned to the Executive Officers and Directors
       of our Companies by stipulating that such options
       are not to be exercised by those persons until
       the end of their mandate

21.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to give the serious concerns expressed
       by numerous observers and regulators about
       the effects of so-called hedge funds and subprime
       mortgage loans on the stability of the financial
       system, it is proposed that the Bank disclose
       information on its direct or indirect involvement
       in such operations

22.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       amend the National Bank of Canada By-laws to
       set up a cumulative voting system to elect
       Members of the Board of Directors

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK GREECE S A                                                                      Agenda Number:  701500426
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors and the Auditors           Mgmt          For                            For
       report on the annual financial statements for
       the year 2007

2.     Approve, the annual financial statements regarding        Mgmt          For                            For
       the year 2007; the profits appropriation

3.     Grant discharge to the Board of Director Members          Mgmt          For                            For
       and the Auditors of NBG and of the absorbed
       Company National Management and Organization
       from any liability for indemnity of the Management
       and the annual financial statements for the
       FY 2007

4.     Approve, the Board of Directors received remuneration     Mgmt          Abstain                        Against
       of NBG and of the absorbed Company National
       Management and Organization Company for the
       FY 2007 according to the Article 24 Point 2
       of the Law 2190/1920; the Agreements and the
       fees of the Managing Directors and the Assistant
       Managing Director; the determination of the
       fees of the Non-Executive Members of the Board
       of Directors until the next OGM in 2009

5.     Grant permission, according to the Article 23             Mgmt          For                            For
       Point 1 of the Code Law 2190/1920 and to the
       Article 30 of the BAA, to the Board of Members,
       General Managers and Managers, for their participation
       in Board of Directors or Management of the
       Banks Group of Companies, pursuing the same
       or similar business goal

6.     Elect the ordinary substitute Auditors for the            Mgmt          For                            For
       financial statements of the Bank and the group
       for the FY 2008 and approve to determine their
       fees

7.     Amend the Articles of Association and its harmonization   Mgmt          Abstain                        Against
       with the new provisions of the Law 2190/1920
       [after the Law 3604/2007] and the Law 3601/2007:
       amend the Articles 3, 5, 6, 9, 10, 11, 15,
       18, 22, 23, 24, 25, 27, 29, 30, 31, 32, 33,
       36, 37, 38 completion, abolition and renumbering
       of provisions and Articles, and configuration
       of the Articles of Association in a unified
       text

8.     Approve the program to purchase own shares according      Mgmt          For                            For
       to the Article 16 of the Law 2190/1920

9.     Approve the transmission of responsibilities              Mgmt          Abstain                        Against
       to the Board of Directors for the issuance
       of bond loans for a year period according to
       the Article 1 Point 2 the Law 3156/2003

10.    Approve, to increase the share capital of the             Mgmt          For                            For
       Bank with the issuance of new shares, realized
       from the exercise option provided to the shareholders
       to reinvest a portion of their dividend, without
       payment, instead of cash, as is contained in
       the decision about the distribution of the
       dividend according to the second resolution
       of the agenda; corresponding amendment of the
       Article in the Articles of Association about
       the share capital

11.    Authorize the Board of Directors to increase              Mgmt          Abstain                        Against
       the share capital of the Bank according to
       the Article 13 of the Law 2190/1920

12.    Approve to increase the share capital up to               Mgmt          Against                        Against
       the amount of EUR 1.5 billion with the issuance
       of preferential shares according to the Article
       17 b of the Law 2190/1920 with abolition of
       the right of preference to the old shareholders
       and grant of relative authorizations

13.    Various announcements and approvals                       Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BK GREECE S A                                                                      Agenda Number:  701547979
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56533114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amendment of Article 3 of the Bank's Articles             Mgmt          Abstain                        Against
       of Association and alignment thereof with the
       new provisions of law 3601/2007

2.     Authorization of the Board of Directors to carry          Mgmt          Abstain                        Against
       out bond issues for a 5-year period (as per
       law 3156/2003 Article 1 par. 2)

3.     The Bank's share capital increase through the             Mgmt          For                            For
       issue of new shares, to be carried out by the
       exercise of shareholder's option to receive
       a portion of the dividend in shares instead
       of cash. Amendment to the relevant Article
       on Share Capital of the Bank's Articles of
       Association to reflect the share capital increase

4.     Authorization of the Board of Directors to carry          Mgmt          Abstain                        Against
       out share capital increases as per Article
       13 of the Companies Act

5.     The Bank's share capital increase up to euro              Mgmt          Against                        Against
       1.5 billion through the issuance of redeemable
       preferred shares as per Article 17b of the
       Companies Act, with abolition of the old shareholder's
       preemptive right, along with the relevant authorizations

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THE MEETING HELD ON 02 MAY               Non-Voting
       2008 HAS BEEN POSTPONED DUE TO DUE TO LACK
       OF QUORUM AND THAT THE SECOND CONVOCATION WILL
       BE HELD ON 15 MAY 2008. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL EXPRESS GROUP PLC                                                                  Agenda Number:  701519451
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6374M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0006215205
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       financial statements together with the report
       of the auditors for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend 26.4p per share in               Mgmt          For                            For
       respect of the YE 31 DEC 2007

4.     Elect Mr. Roger Devlin as a Director [Member              Mgmt          For                            For
       of the Remuneration Committee]

5.     Re-elect Sir Andrew Foster as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-elect Mr. Tim Score as a Director, who retires         Mgmt          For                            For
       by rotation [Member of the Remuneration Committee]

7.     Re-appoint Ernst & Young LLP as the Company's             Mgmt          For                            For
       Auditors to hold office until the conclusion
       of the next AGM

8.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

9.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to exercise all powers, to allot relevant securities
       [as defined in the Act] up to an aggregate
       nominal amount of GBP 2,359,655; [Authority
       expires at the conclusion of the AGM of the
       Company in 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94(2) to Section
       94(3A) of the Act] wholly for cash pursuant
       to the authority conferred by Resolution 9,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 382,017; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company in 2009]; and the Company may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       [the Act]] of up to 15,280,689 ordinary shares,
       at a minimum price of 5 pence and not more
       than 5% above the average middle market value
       for such shares derived from the Daily Official
       List published by the London Stock Exchange
       Plc, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2009];
       the Company, before the expiry, may make agree
       to buy back shares even though the purchases
       may be completed after such expiry

12.    Authorize the Company and all companies that              Mgmt          For                            For
       are its subsidiaries at any time during the
       period for which this resolution is effective
       to: make political donations to political parties;
       make political donations and political organization
       other than political parties; and incur political
       expenditure, in a total aggregate amount not
       exceeding GBP 100,000 during the period beginning
       with date of the 2008 AGM and ending at the
       close of the AGM of the Company to be held
       in 2009; for the purpose of this resolution
       [political donation] [political party] [political
       organization] and [political expenditure] are
       to be constructed in accordance with Section
       363, 364 and 365 of the Companies Act 2006

S.13   Adopt the amendments to the Articles of Association       Mgmt          For                            For
       of the Company as specified as the Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association; and amend with the
       effect from 00.01 am on 01 OCT 2008, the new
       Articles of association of the Company adopted
       pursuant to this resolution by inserting of
       new Article 133 as specified




--------------------------------------------------------------------------------------------------------------------------
 NATIXIS, PARIS                                                                              Agenda Number:  701411693
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6483L100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  FR0000120685
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

e.1    Approve to review the Merger Agreement of Ixis            Mgmt          For                            For
       CIB into Natixis agreed upon pursuant to a
       Merger Agreement signed on 28 SEP 2007, providing
       for the contributions by the Company pursuant
       to a merger of all of its assets, with the
       corresponding taking-over of all its liabilities;
       all the provisions of this Merger Agreement;
       and since Natixis Company owns the totality
       of the shares making up the Company's capital,
       there shall be no capital increase as a result
       of the merger, and that consequently, the shares
       of the acquired Company shall be cancelled
       and further states that the said amalgamation-merger
       shall not require to be approved by the shareholders'
       extraordinary shareholders' meeting of the
       acquired Company, and that this Company shall
       be dissolved without any liquidation

e.2    Approve the merger which has been carried-out             Mgmt          For                            For
       and the amalgamation-merger of Ixis CIB shall
       be final and that the said company shall be
       dissolved without liquidation at the closing
       of the present meeting

e.3    Amend Article Number 16.2 of the By-Laws                  Mgmt          For                            For

e.4    Amend Article Number 17.2-B of the By-Laws                Mgmt          For                            For

e.5    Amend Article Number 14 of the By-Laws                    Mgmt          For                            For

e.6    Amend Article Number 23-2 of the By-Laws                  Mgmt          For                            For

o.7    Appoint Mr. Jean Clochet as a Supervisory Board           Mgmt          For                            For
       Member, for a 4 year period

o.8    Appoint Mr. Bernard Jeannin as a Supervisory              Mgmt          For                            For
       Board Member, for a 4 year period

o.9    Ratify the transfer of the head office of the             Mgmt          For                            For
       Company to 30 Avenue Pierre Mendes, 75013 Paris
       France and amend Article 1of the By-Laws: Registered
       Office

0.10   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carryout all filings, publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 NATIXIS, PARIS                                                                              Agenda Number:  701547450
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6483L100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  FR0000120685
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Approve the comments of the Supervisory Board             Mgmt          For                            For
       on the Executive Committee's report and the
       Auditors' reports, the Company's financial
       statements for the YE 31 DEC 2007, as presented

O.2    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article l.225.86 of
       the French Commercial code, approve said report
       and the agreements referred to therein

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the result for
       the FY and resolves that the loss for the FY
       of EUR 467,183,610.92, be appropriated by charging
       it to the retained earnings for EUR 434,333
       the general reserve for EUR 101,687,301.10
       the other reserves for EUR 198,166,070.35 the
       issue premium for EUR 166,895,906.47 charged
       total equal to the loss, i.e.: EUR 467,183,610.92
       it resolves: to withdraw EUR 549,919,212.30
       from the issue premium to pay dividends, i.e.
       EUR 549,919,212.30, to the share holders the
       shareholders will receive a net dividend of
       EUR 0.45 per each one of the 1,222,042,694
       shares; this dividend will be paid on 27 JUN
       2008; as required by law

O.4    Approve the dividend payment will be carried              Mgmt          For                            For
       out in cash or in shares as per the following
       conditions: the new shares will be created
       with dividend rights as of 01 JAN 2008 if the
       amount of the dividends is not equal to an
       integer, the shareholder will receive: either
       the number of shares immediately lower, completed
       by a balancing cash adjustment, or the number
       of shares immediately Superior completed by
       an additional cash instalment, at the close
       of the subscription period, the shareholders
       will receive the dividend payment in cash,
       on 27 JUN 2008; authorize the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities and to amend in consequence
       Article 3 of the Bylaws

O.5    Receive the report related to the transactions            Mgmt          For                            For
       carried out by natixix and the related Companies
       and the Auditors' one, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.6    Authorize the Executive Committee to Buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00, maximum number of
       shares to be acquired: 5% of the share capital,
       i.e. 61,102,134 shares, maximum funds invested
       in the share Buybacks: EUR 1,833,000.00; [Authorization
       is given for an 18 month period] and to take
       all necessary measures and accomplish all necessary
       formalities

E.7    Authorize the Executive Committee in one or               Mgmt          For                            For
       more transactions, to employees and Corporate
       officers of the Company and related Companies,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 10,000,000; [Authorization is granted
       for a 38 month period]; approve to decides
       the cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries aforementioned,
       and to take all necessary measures and accomplish
       all necessary formalities

E.8    Authorize the Executive Committee to increase             Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital by issuance, with the shareholders'
       preferred subscription rights maintained, of
       ordinary shares or any securities giving access
       to the capital; [Authorization is given for
       a 26 month period] the maximal nominal amount
       of capital increases to be carried out under
       this delegation of authority s hall not exceed
       EUR 150,000,000.00; the nominal amount of debt
       securities issued shall not exceed EUR 1,500,000,000.00;
       the shareholders' meeting; and to take all
       necessary measures and accomplish all necessary
       formalities, and the Executive Committee all
       powers to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to 1/10 of the new capital after each increase

E.9    Authorize the Executive Committee to increase             Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital by issuance, with cancellation
       of preferential subscription rights, of ordinary
       shares or any securities giving access to the
       capital; the maxi mal nominal amount of capital
       increases to be carried out under this delegation
       of authority shall not exceed EUR 150,000,000.00
       [this amount counting against the ceiling set
       forth in the previous resolution] the nominal
       amount of debt securities issued shall not
       exceed EUR 1,500,000,000.00 [this amount counting
       against the ceiling set forth in t he previous
       resolution] [Authorization is given for a 26
       month period]; and to take all necessary measures
       and accomplish all necessary formalities and
       the Executive Committee to charge the share
       issuance costs against the relate d premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to 1/10 of t he
       new capital after each increase

E.10   Authorize the Executive Committee may decide              Mgmt          For                            For
       to increase the number of securities to be
       issued in the event of a capital increase with
       or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15 % of the initial issue, the limit of the
       global ceiling set forth in resolution 15 that
       can not be exceeded

E.11   Receive the report of the Executive Committee,            Mgmt          For                            For
       the shareholders' meeting decides that the
       various delegation given to it at the present
       meeting shall be used in whole or in part in
       accordance with the legal provisions in force,
       during periods when exchange offers are in
       effect for the Company's shares for a 26 month
       period, starting from the date of the present
       meeting; and the Executive Committee to increase
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authorization
       is granted for a 26 month period]; approve
       to decides the cancel the share holders' preferential
       subscription rights in favour of the holders
       of the securities issued by the present shareholders'
       meeting and giving access to the capital and
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       and the executive committee to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to 1/10 of the new
       capital after each increase

E.12   Authorize the Executive Committee in order to             Mgmt          For                            For
       increase the share capital, in one or more
       occasions and at its sole discretion, by a
       maximum nominal amount of EUR 150,000,000.00,
       by way of capitalizing premiums, reserves,
       profits or other means, provided that such
       capitalization is allowed by law and under
       the by laws, by issuing bonus shares or raising
       the par value of existing shares, or by a combination
       of these methods; [Authorization is given for
       a 26 month period] and to take all necessary
       measures and accomplish all necessary formalities

E.13   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       by way of issuing new shares paid in cash,
       in favour of employees of the Company or related
       Companies, who are Members of a Company savings
       plan; [Authorization is given for a 26 month
       period]; and for a nominal amount that shall
       not exceed EUR 16,000,000.00; approve to decides
       the cancel the shareholder s' preferential
       subscription rights in favour of beneficiaries
       aforementioned, and to take all necessary measures
       and accomplish all necessary formalities

E.14   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by cancelling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 5% of the share capital; [Authorization
       is given for an 18 month period] and to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 NCC AB                                                                                      Agenda Number:  701480220
--------------------------------------------------------------------------------------------------------------------------
    Security:  W5691F104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  SE0000117970
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE THE DISCLOSURE OF BENEFICIAL         Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER TO LODGE YOUR
       VOTE.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Tomas Billing as the Chairman of the            Mgmt          For                            For
       meeting

3.     Approve the list of shareholders entitled to              Mgmt          For                            For
       vote at the meeting

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 Officers, in addition to the Chairman,            Mgmt          For                            For
       to verify the minutes

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report, and the consolidated financial report
       and the Auditors' report on the consolidated
       financial report

8.     Receive the address by the President and any              Mgmt          For                            For
       questions related to this address, as well
       as the Chairman of the Board's account of the
       work conducted by the Board

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

10.    Approve a dividend of SEK 11 per share for the            Mgmt          For                            For
       FY 2007 plus an extraordinary dividend of SEK
       10 per share; the record date for the dividend
       be 11 APR 2008; if the meeting approves, it
       is estimated that dividend will be distributed
       to shareholders via VPC AB on 16 APR 2008

11.    Grant discharge of the Board of Directors and             Mgmt          For                            For
       the President from personal liability for their
       administration during the FY 2007

12.    Approve the number of Members of the Board at             Mgmt          For                            For
       6

13.    Approve that the Director fees be paid in a               Mgmt          For                            For
       total of SEK 2,535,000, with the Chairman of
       the Board receiving SEK 575,000, the Deputy
       Chairman of the Board receiving SEK 460,000
       and each other Member who is not employed by
       the Company receiving SEK 375,000; the Auditors
       will be remunerated in return for approved
       invoices

14.    Re-elect Messrs. Antonia Ax:son Johnson, Tomas            Mgmt          Against                        Against
       Billing, Ulf Holmlund, Fredrik Lundberg, and
       Marcus Storch, to the Board of Directors, with
       Tomas Billing as the Chairman of the Board

15.    Elect PricewaterhouseCoopers AB as the Company            Mgmt          For                            For
       Auditor, with Mr. Hakan Malmstrom as the Auditor-in-charge, up to the end of the 2012 AGM

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       re-elect Messrs. Viveca Ax:son Johnson, Chairman
       of Nordstjernan AB, Mats Lagerqvist, President
       of Swedbank Robur AB and Ulf Lundahl, Deputy
       CEO of L E Lundbergforetagen; and elect  Mr.
       Viveca Ax:son Johnson as the Chairman of the
       Nomination Committee

17.    Approve that the guidelines for determining               Mgmt          For                            For
       the salaries and other remuneration paid to
       the President and other Members of Company
       Management that were adopted at the 2007 AGM
       shall continue to apply

18.    Authorize the Board to make decisions, on 1               Mgmt          For                            For
       or more occasions prior to the next AGM, regarding
       the acquisition of Series A or B shares, subject
       to the limitation that the Company's holding
       of treasury shares at no time may exceed 10%
       of the total number of shares in the Company;
       the shares shall be purchased on the OMX Exchange
       in Stockholm at a price per share that is within
       the registered span of share prices at the
       particular time

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve to commission the Board of Directors,
       up to the next general meeting, to present
       documents showing that the necessary remediation
       measures have been implemented on the grounds
       of Gashaga Brygga; and that sufficient funds,
       approximately SEK 1 billion, be posted as a
       provision in the financial accounts for the
       remediation of Gashaga Brygga

20.    Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NEC CORPORATION                                                                             Agenda Number:  701603486
--------------------------------------------------------------------------------------------------------------------------
    Security:  J48818124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3733000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint Accounting Auditors                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 NEC ELECTRONICS CORPORATION                                                                 Agenda Number:  701618538
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4881U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3164720009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NEC LEASING,LTD.                                                                            Agenda Number:  701613273
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4887L103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3164740007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.     Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEPTUNE ORIENT LINES LTD                                                                    Agenda Number:  701506214
--------------------------------------------------------------------------------------------------------------------------
    Security:  V67005120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  SG1F90001388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts for the FYE 28 DEC 2007 and the Auditors'
       report thereon

2.     Approve the declaration of a final tax exempt             Mgmt          For                            For
       (1-tier) dividend of 10.00 Singapore cents
       per share for the FYE 28 DEC 2007

3.     Approve the payments to Non-Executive Director            Mgmt          For                            For
       of SGD 1,832,658 for the FYE 28 DEC 2007 [FY
       2006: SGD 902,753]

4.     Approve the payments to Non-Executive Director            Mgmt          For                            For
       of SGD 2,188,450 as the Directors' fees for
       the FYE 26 DEC 2008

5.     Re-elect Mr. Cheng Wai Keung as a Director,               Mgmt          For                            For
       who retire pursuant to Article 97 of the Company's
       Articles of Association

6.     Re-elect Mr. Christopher Lau Loke Sam as a Director,      Mgmt          For                            For
       who retire pursuant to Article 97 of the Company's
       Articles of Association

7.     Re-elect Mr. Timothy Charles Harris as a Director,        Mgmt          For                            For
       who retire pursuant to Article 97 of the Company's
       Articles of Association

8.     Re-appoint Messrs Ernst & Young as the Company's          Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

9.     Approve the renewal of the mandate for Directors          Mgmt          For                            For
       to allot and issue shares subject to the limits

10.    Approve the renewal of the share purchase mandate         Mgmt          For                            For

11.    Approve the renewal of the mandate for Interested         Mgmt          For                            For
       Person Transactions

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NESTE OIL                                                                                   Agenda Number:  701461319
--------------------------------------------------------------------------------------------------------------------------
    Security:  X5688A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  FI0009013296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          Abstain                        Against

1.2    Approve the profit or loss Board's proposal               Mgmt          For                            For
       to pay dividend of EUR 1,00 per share

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

1.5    Approve the remuneration of the Board members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.7    Approve the number of the Supervisory Board               Mgmt          For                            For

1.8    Approve the number of the Board Members                   Mgmt          For                            For

1.9    Elect the Supervisory Board                               Mgmt          Abstain                        Against

1.10   Elect the Board Members                                   Mgmt          For                            For

1.11   Elect the Auditor(s)                                      Mgmt          For                            For

2.     Approve to establish the Nomination Committee             Mgmt          For                            For

3.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve to abolish the Supervisory
       Board




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          For                            For
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          Against                        Against
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          Against                        Against
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          For                            For
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          For                            For
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          For                            For

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          For                            For
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEV LTD                                                                           Agenda Number:  701396904
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y63084126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2007
        ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited statement of accounts       Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.i    Re-elect Mr. Cheng Chi-Kong, Adrian as a Director         Mgmt          For                            For

3.ii   Re-elect Mr. Cheng Yue-Pui as a Director                  Mgmt          Against                        Against

3.iii  Re-elect Mr. Chow Kwai-Cheung as a Director               Mgmt          For                            For

3.iv   Re-elect Mr. Ho Hau-Hay, Hamilton as a Director           Mgmt          Against                        Against

3.v    Re-elect Mr. Liang Cheung-Biu, Thomas as a Director       Mgmt          For                            For

3.vi   Re-elect Mr. Lee Luen-Wai, John as a Director             Mgmt          For                            For

3.vii  Authorize the Board of Directors to fix the               Mgmt          Against                        Against
       remuneration of the Directors

4.     Re-appoint the Joint Auditors and authorize               Mgmt          For                            For
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 1.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of the Hong Kong and the Stock Exchange
       on share repurchases for such purposes, subject
       to and in connection with all applicable laws
       and the requirements of the rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each in the capital of the Company
       and make or grant offers, agreements and options
       [including bonds, warrants and debentures convertible
       into shares of the Company] during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a rights issue; or ii) an issue of shares
       as scrip dividends pursuant to the Articles
       of the Association of the Company from time
       to time; or iii) an issue of shares under any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       the employees of the Company and/or any of
       its subsidiaries of shares or rights to acquire
       shares of the Company; or iv) an issue of shares
       upon conversion by the bondholders of their
       bonds into shares of the Company in accordance
       with the terms and conditions of an issue of
       convertible guaranteed bonds by a special purpose
       subsidiary wholly owned by the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6 as specified, to extend the general
       mandate granted to the Directors to allot,
       issue and deal with the additional shares pursuant
       to Resolution 6 as specified, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased pursuant to Resolution
       5, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution

8.     Approve the Share Option Scheme of New World              Mgmt          For                            For
       Department Store China Limited, a non-wholly
       owned subsidiary of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 NEXANS, PARIS                                                                               Agenda Number:  701483226
--------------------------------------------------------------------------------------------------------------------------
    Security:  F65277109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  FR0000044448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 APR 2008 AT 15.00 PM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE 21 DEC 2007, as presented,
       income for the FY: EUR 110, 030 505.00, that
       there were no expenses and changes that were
       not tax-deductible for the said FY Accor Dingly,
       the meeting gives permanent discharge to the
       Board of Directors for the performance of their
       duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Statutory Auditors and approve the
       financial consolidated statements for the FYE
       31 DEC 2007, in the form presented to the meeting,
       net income, group share: EUR 189,000,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as specified: income
       for the FY: EUR 110,030,505.00 previous retained
       earnings: EUR 141,672,302.00; legal reserve:
       EUR 41,341.00; distributable income: EUR 251,661,466.00
       dividends: EUR 51,356,710.00 retained earnings
       after allocation: EUR 200,304,756.00 the share
       holders will receive a net dividend of EUR
       2.00 per share, and will entitle to the 40%
       deduction provided by the French Tax Code;
       this dividend will be paid on 29 APR 2008;
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required by Law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       specified: EUR 0.50 for FY 2004 EUR 1.00 for
       FY 2005 EUR 1.20 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, said report and
       the agreements referred to therein

O.5    Approve the payment of an allowance to Mr. Frederic       Mgmt          For                            For
       Vincent in case of the revocation of his mandate
       as delegate Chief Executive Officer and the
       endorsement 2 of the employment contract of
       Mr. Frederic Vincent authorized on 22 FEB 2008
       by the Board of Directors

O.6    Approve the renewal of the mandate of Mr. MME             Mgmt          For                            For
       Collette Lewiner as a Director for a 4-year
       period

O.7    Appoint Mr. Frederic Vincent as a Director for            Mgmt          For                            For
       a 4-Year Period

O.8    Appoint Mr. Guillermo Luksic Craig as a Director          Mgmt          For                            For
       for a 4-year period, under the suspensive condition
       of the acquisition of the cable activity of
       Madeco

O.9    Approve to award total annual fees of EUR 5               Mgmt          For                            For
       00,000.00 to the Board of Directors

O.10   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions: maximum purchase price:
       EUR 120.00, minimum sale price: EUR 50.00,
       maximum number of shares to be acquired: 10%
       the share capital, maximum funds invested in
       the share buybacks: EUR 150,000,000.00; [Authority
       expires for a period of 18-months]; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect; to take all necessary measures
       and accomplish all necessary formalities

E.11   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; this authorization shall expire by
       the end of the general meeting that will approve
       the accounts of the FYE in 31 DEC 2008; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect; delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       10,000,000.00, by issuance, with preferred
       subscription rights maintained, of shares,
       approve that the overall nominal amount pertaining
       to the capital increases to be carried out
       with the use of the delegations given by Resolutions
       number 13, 14 et 15 shall not exceed EUR 10,000,000.00,
       (-) the issues to be carried out with the use
       of the delegations given by Resolutions number
       13, 14 , 15, 16, 17, 18, 19 shall not exceed
       EUR 20,900,000.00; authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect [Authority will expire at
       the end of the general meeting of the FYE in
       31 DEC 2008]

E.13   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of convertible
       bonds and or exchangeable bonds and or bonds
       redeemable in shares and or warrants to subscribe
       to shares in the Company; to increase the capital
       by a maximum nominal value of EUR 3,800,000.00
       this amount shall count against the overall
       value set for the in Resolution number 12;
       approve to waive the preferential subscription
       rights of the shareholders; overall nominal
       amount pertaining to (-) the issues of debt
       securities to be carried out with the use of
       the delegation shall not exceed EUR 4 00,000,000.00;
       to take all necessary measures and accomplish
       all necessary formalities; to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right shareholders,
       at the same price as the initial issue up to
       the maximum amount given by Resolutions 12
       and 13, within 30 days of the closing of the
       subscription period and up t o a maximum of
       15% of the initial issue; this delegation shall
       expire by the end of the general meeting that
       will approve the FYE in 31 DEC 2008

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital this amount
       shall count against the overall value set forth
       in Resolution number 12; to take all necessary
       measures and accomplish all necessary formalities;
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; [Authority shall expire by the end
       of the general meeting that will approve the
       FYE in 31 DEC 2008]

E.16   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion up to a maximum
       nominal amount of EUR 10,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under t he by-laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively o r simultaneously; this
       amount shall count against the overall value
       set forth in resolution number 12; to take
       all necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; [Authority shall expire by the end
       of the general meeting of the FYE in 31 DEC
       2008]

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of Employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [this delegation
       is given for a 26-month period] and for a nominal
       amount that shall not exceed EUR 400,000.00;
       and set the issuance price of the new shares
       and investments securities entitling to the
       capital, in accordance with the Article 443-5
       of the fair Labour Standards Act; approve that
       this amount shall count against the overall
       value set forth in re solution number 12; to
       cancel the shareholders' preferential subscript
       ion rights; authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.18   Authorize s the Board of Directors to proceed,            Mgmt          For                            For
       in 1 or more issues, with the issuance of warrants,
       up to a maximum amount of EUR 400,000.00; to
       waive the preferential subscription rights
       of the shareholders to the warrants to the
       profit of Employees; approve that the overall
       nominal amount pertaining to the issues of
       warrants to be carried out with the use of
       the delegation given by resolution number 19
       shall not exceed EUR 500,000.00 this amount
       shall count against the overall value set forth
       in re solution number 12; to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase; to take
       all necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.19   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       Officers of the Company and related Companies;
       they may not represent more than EUR 250,000.00;
       [Authority shall expire by the end of the general
       meeting of the FYE in 31 DEC 2008] this amount
       shall count against the overall value set forth
       in Resolutions number 12 and 19; to take all
       necessary measures and accomplish all necessary
       formalities; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

O.20   Grants full powers to the Bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 NEXEN INC                                                                                   Agenda Number:  701512952
--------------------------------------------------------------------------------------------------------------------------
    Security:  65334H102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CA65334H1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1.1 TO 1.12. THANK YOU.

1.1    Elect Mr. C.W. Fischer as a Director                      Mgmt          For                            For

1.2    Elect Mr. D.G. Flanagan as a Director                     Mgmt          For                            For

1.3    Elect Mr. D.A. Hentschel as a Director                    Mgmt          For                            For

1.4    Elect Mr. S.B. Jackson as a Director                      Mgmt          For                            For

1.5    Elect Mr. K.J. Jenkins as a Director                      Mgmt          For                            For

1.6    Elect Mr. A.A. Mclellan as a Director                     Mgmt          For                            For

1.7    Elect Mr. E.P. Newell as a Director                       Mgmt          For                            For

1.8    Elect Mr. T.C. O'Neill as a Director                      Mgmt          For                            For

1.9    Elect Mr. F.M. Saville as a Director                      Mgmt          For                            For

1.10   Elect Mr. R.M. Thomson as a Director                      Mgmt          For                            For

1.11   Elect Mr. J.M. Willson as a Director                      Mgmt          For                            For

1.12   Elect Mr. V.J. Zaleschuk as a Director                    Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Independent          Mgmt          For                            For
       Auditors for 2008

3.     Approve the continuation, amendment and the               Mgmt          For                            For
       restatement of the Shareholder Rights Plan

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       approve on a majority vote for Director Elections




--------------------------------------------------------------------------------------------------------------------------
 NEXT PLC, LEICESTER                                                                         Agenda Number:  701529868
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6500M106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0032089863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the accounts and reports of the Directors           Mgmt          For                            For
       and the Auditors

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend of 37p per share                 Mgmt          For                            For

4.     Re-elect Mr. Simon Wolfson as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Andrew Varley as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Jonathan Dawson as a Director                Mgmt          For                            For

7.     Re-elect Mr. Christine Cross as a Director                Mgmt          For                            For

8.     Elect Mr. Steve Barber as a Director                      Mgmt          For                            For

9.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to set their remuneration

10.    Approve the next Risk/Reward Investment Plan              Mgmt          For                            For

11.    Grant authority to allot shares                           Mgmt          For                            For

S.12   Grant authority to disapply pre-emption rights            Mgmt          For                            For

S.13   Grant authority for on-market purchase of own             Mgmt          For                            For
       shares

S.14   Grant authority to enter into Programme Agreements        Mgmt          For                            For
       with each of the Goldman Sachs International,
       the UBS AG, the Deutsche Bank AG and the Barclays
       Bank

S.15   Approve and adopt the new Articles of Association         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NGK INSULATORS,LTD.                                                                         Agenda Number:  701621042
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49076110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3695200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NGK SPARK PLUG CO.,LTD.                                                                     Agenda Number:  701622258
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49119100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3738600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

1.18   Appoint a Director                                        Mgmt          For                            For

1.19   Appoint a Director                                        Mgmt          For                            For

1.20   Appoint a Director                                        Mgmt          For                            For

1.21   Appoint a Director                                        Mgmt          For                            For

1.22   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 NIDEC CORPORATION                                                                           Agenda Number:  701620189
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52968104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3734800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIKKO CORDIAL CORPORATION                                                                   Agenda Number:  701414574
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51656122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  JP3670000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve the Share Exchange Agreement between              Mgmt          For                            For
       the Company and Citigroup Japan Holdings Ltd.

2.     Amend the Articles of Incorporation                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIKON CORPORATION                                                                           Agenda Number:  701615380
--------------------------------------------------------------------------------------------------------------------------
    Security:  654111103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3657400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amount and Details of Compensation Concerning             Mgmt          For                            For
       Stock Acquisition Rights as Stock Compensation-type
       Stock Options for Directors




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701613083
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51699106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON ELECTRIC GLASS CO.,LTD.                                                              Agenda Number:  701613437
--------------------------------------------------------------------------------------------------------------------------
    Security:  J53247110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3733400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

3.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON EXPRESS CO.,LTD.                                                                     Agenda Number:  701615429
--------------------------------------------------------------------------------------------------------------------------
    Security:  J53376117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3729400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 NIPPON LIGHT METAL COMPANY,LTD.                                                             Agenda Number:  701608133
--------------------------------------------------------------------------------------------------------------------------
    Security:  J54709100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3700000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON MEAT PACKERS,INC.                                                                    Agenda Number:  701631106
--------------------------------------------------------------------------------------------------------------------------
    Security:  J54752142                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3743000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON MINING HOLDINGS,INC.                                                                 Agenda Number:  701608169
--------------------------------------------------------------------------------------------------------------------------
    Security:  J54824107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3379550001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON OIL CORPORATION                                                                      Agenda Number:  701607787
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5484F100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3679700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON PAPER GROUP, INC.                                                                    Agenda Number:  701615633
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56354103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3754300006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SHEET GLASS COMPANY,LIMITED                                                          Agenda Number:  701635902
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55655120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3686800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Adopt an Executive Officer             Mgmt          For                            For
       System, Allow Board to          Authorize Use
       of Appropriation of Retained Earnings

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON STEEL CORPORATION                                                                    Agenda Number:  701608171
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55999122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3381000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON STEEL TRADING CO.,LTD.                                                               Agenda Number:  701615912
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58332107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3681000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Class B Shares                    Mgmt          For                            For

3      Amend Articles to: Reduce Authorized Capital              Mgmt          For                            For
       to 233M shs. due to Retirement   of Class A
       Shares, Eliminate the Aricles Associated to
       the Class A Shares,    Reduce the Minimum Size
       of Board to 3

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIPPON TELEGRAPH AND TELEPHONE CORPORATION                                                  Agenda Number:  701608068
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59396101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3735400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON TELEVISION NETWORK CORPORATION                                                       Agenda Number:  701623919
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56171101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3732200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Allow Board to Authorize Issuance of Share Acquisition    Mgmt          Against                        Against
       Rights as Anti-Takeover Defense Measure

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.1    Appoint a Supplementary Auditor                           Mgmt          For                            For

5.2    Appoint a Supplementary Auditor                           Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors

7      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

8      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 NIPPON YUSEN KABUSHIKI KAISHA                                                               Agenda Number:  701607939
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56515133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3753000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to  Directors                  Mgmt          For                            For

6.     Introduction of measures for large-scale purchases        Mgmt          Against                        Against
       of NYK share certificates (takeover defense
       measures) for the purpose of securing and enhancing
       corporate value and the common interests of
       shareholders




--------------------------------------------------------------------------------------------------------------------------
 NIPPONKOA INSURANCE COMPANY,LIMITED                                                         Agenda Number:  701608260
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5428G115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3693200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSAN MOTOR CO.,LTD.                                                                       Agenda Number:  701613045
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57160129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3672400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Delegation to the Board of Directors in deciding          Mgmt          For                            For
       the Terms and Conditions of the Issuance of
       Shinkabu-Yoyakuken (stock acquisition right)
       without Consideration as Stock Options to Employees
       of the Company and Directors and Employees
       of its Affiliates

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSAY DOWA GENERAL INSURANCE COMPANY,LIMITED                                               Agenda Number:  701610506
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5729G111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3638200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSHIN SEIFUN GROUP INC.                                                                   Agenda Number:  701610582
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57633109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3676800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors

4.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 NISSHIN STEEL CO.,LTD.                                                                      Agenda Number:  701607799
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57805103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3676000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSIN FOOD PRODUCTS CO.,LTD.                                                               Agenda Number:  701612954
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58063124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3675600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Request for Approval of Incorporation-type Demerger       Mgmt          For                            For
       Plan

3.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7.     Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

8.     Approve Details of Compensation as Stock Compensation     Mgmt          For                            For
       type Stock Options for Directors




--------------------------------------------------------------------------------------------------------------------------
 NITTO DENKO CORPORATION                                                                     Agenda Number:  701603525
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58472119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3684000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Amend the Compensation to be received by Directors        Mgmt          For                            For

6.     Determination of the amount of remuneration               Mgmt          For                            For
       provided as stock options to Directors and
       related details




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701441317
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6542T119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SGM.THANK YOU.                 Non-Voting

1.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue up to 1,550,000 new ordinary shares
       of HKD 0.25 each in the capital of the Company
       to Mr. Harindarpal Singh Banga, an Executive
       Director of the Company, credited as fully-paid,
       for the purposes of satisfying part of the
       remuneration payable to such Executive Director




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701519348
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6542T119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the statements of account               Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2007

2.     Declare a cash dividend of US 2.48cents per               Mgmt          For                            For
       share for the YE 31 DEC 2007

3.     Re-elect Dr. Kenneth Stuart Courtis, whose term           Mgmt          Against                        Against
       of office ceases pursuant to Bye-Law 85(2)
       as a Director

4.     Re-elect Mr. Richard Samuel Elman, who retires            Mgmt          For                            For
       pursuant to Bye-Law 86(1), as a Director

5.     Re-elect Mr. Harindarpal Singh Banga, who retires         Mgmt          For                            For
       pursuant to Bye-Law 86(1), as a Director

6.     Re-elect Mr. Robert Tze Leung Chan, who retires           Mgmt          For                            For
       pursuant to Bye-Law 86(1), as a Director

7.     Re-elect Mr. Michel Harouche, who retires pursuant        Mgmt          Against                        Against
       to Bye-Law 86(1), as a Director

8.     Approve the Directors' fees for the YE 31 DEC             Mgmt          For                            For
       2007

9.     Re-appoint Messrs. Ernst & Young as the Company's         Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

10.    Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, Instruments] that might
       or would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible or exchangeable
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit and issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that, the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued share capital of the Company,
       subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued, the percentage of issued
       share capital shall be based on the issued
       share capital of the Company at the time this
       resolution is passed, after adjusting for:
       i) new shares arising from the conversion or
       exercise of any convertible securities or share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares, in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST) and the Bye-laws
       for the time being of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       Law]

11.    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       issued shares of HKD 0.25 each [or of such
       other par value as may result from any capital
       sub-division and/or consolidation of the Company]
       fully paid in the capital of the Company [Ordinary
       Shares] not exceeding in aggregate the Prescribed
       Limit [as specified], at such price or prices
       as may be determined by the Directors of the
       Company from time to time up to the Maximum
       Price, whether by way of: i) market purchases
       [each a Market Purchase] on the Singapore Exchange
       Securities Trading Limited [SGX-ST] or other
       stock exchange on which Ordinary Shares may
       for the time being be listed and quoted and
       otherwise in accordance with the Companies
       Act 1981 of Bermuda and all other Laws, regulations
       and Rules of the SGX-ST as may for the time
       being be applicable; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date on which the next AGM
       is required to be held by Law]; and to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they may consider expedient or necessary
       to give effect to the transactions contemplated
       by this resolution

12.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the provisions
       of the Noble Group Share Option Scheme 2004
       [the Scheme] and to issue from time to time
       such shares in the capital of the Company as
       may be issued, pursuant to the exercise of
       options under the Scheme, provided always that
       the aggregate number of shares to be issued
       pursuant to the Scheme, shares issue options
       granted to the Scheme of the Company, shall
       not exceed 15% of the issued share capital
       of the Company from time to time

13.    Authorize the Directors of the Company to capitalize      Mgmt          For                            For
       an amount of up to HKD 145,934,726 standing
       to the credit of the share premium account
       of the Company and that the same be applied
       in full payment at par for up to 583,738,905
       new Ordinary Shares of HKD 0.25 each [he Bonus
       Shares] in the share capital of the Company,
       such new shares to be distributed, allotted
       and issued and credited as fully paid to those
       persons who are registered as shareholders
       of the Company as at such date as may be determined
       by the Directors of the Company [the Books
       Closure Date], on the basis of one Bonus Share
       for every five existing Ordinary Shares then
       held by such shareholders [the Bonus Issue],
       all fractions [if any] being disregarded and
       dealt with in such manner as the Directors
       of the Company may deem fit for the benefit
       of the Company and such new shares to be treated
       for all purposes as an increase in the nominal
       amount of the issued share capital of the Company
       and not income and, upon issue and allotment,
       to rank pari passu in all respects with the
       existing Ordinary Shares of HKD 0.25 each in
       the capital of the Company except that they
       shall not rank for any dividends, rights, allotments
       or other distributions the record date for
       which falls before the date on which the Bonus
       Shares are issued and that authority be and
       is hereby given to the Directors of the Company
       to give effect to and implement the bonus issue
       with full power to assent to any condition,
       modification, variation and/or amendment as
       may be required by the relevant authorities
       and/or as they may deem fit or expedient in
       the interests of the Company

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NOK CORPORATION                                                                             Agenda Number:  701630370
--------------------------------------------------------------------------------------------------------------------------
    Security:  J54967104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3164800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORP                                                                                  Agenda Number:  701516823
--------------------------------------------------------------------------------------------------------------------------
    Security:  X61873133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  FI0009000681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MID              Non-Voting
       446447 DUE TO CHANGE IN VOTING STATUS OF RESOLUTION
       1. IF YOU PREVIOUSLY VOTED ON MID 446447 YOU
       WILL NEED TO RE-VOTE ON THIS MEETING.

       .                                                         Non-Voting

       .                                                         Non-Voting

1.     Presentation of the Annual Accounts and the               Non-Voting
       Auditors' Report.

2.     Approval of the Annual Accounts.                          Mgmt          For                            For

3.     The Board proposes to the Annual General Meeting          Mgmt          For                            For
       a dividend of EUR 0.53 per share for the fiscal
       year 2007. The dividend will be paid to shareholders
       registered in the Register of Shareholders
       held by Finnish Central Securities Depository
       Ltd on the record date, 13 MAY 2008. The Board
       proposes that the dividend be paid on or about
       27 MAY 2008.

4.     Discharging of the Chairman, the Members of               Mgmt          For                            For
       the Board of Directors, and the President,
       from liability.

5.     The Board's Corporate Governance and Nomination           Mgmt          For                            For
       Committee proposes to the Annual General Meeting
       that the remuneration payable to the Members
       of the Board of Directors to be elected at
       the Annual General Meeting for the term until
       the close of the Annual General Meeting in
       2009 be as follows: EUR 440,000 for the Chairman,
       EUR 150,000 for the Vice Chairman and EUR 130,000
       for each Member. In addition, the Committee
       proposes that the Chairman of the Audit Committee
       and Chairman of the Personnel Committee will
       each receive an additional annual fee of EUR
       25,000, and other Members of the Audit Committee
       an additional annual fee of EUR 10,000 each.
       The Corporate Governance and Nomination Committee
       proposes that approximately 40% of the remuneration
       be paid in Nokia shares purchased from the
       market.

6.     The Board's Corporate Governance and Nomination           Mgmt          For                            For
       Committee proposes to the Annual General Meeting
       that the number of Board Members be ten.

7.     The Board's Corporate Governance and Nomination           Mgmt          For                            For
       Committee proposes to the Annual General Meeting
       that the following current Board Members: Georg
       Ehrnrooth, Lalita D. Gupte, Bengt Holmstrom,
       Henning Kagermann, Olli-Pekka Kallasvuo, Per
       Karlsson, Jorma Ollila, Marjorie Scardino and
       Keijo Suila, be re-elected for the term until
       the close of the Annual General Meeting in
       2009. The Committee also proposes that Risto
       Sillasmaa be elected as new member of the Board
       for the same term. Mr. Sillasmaa is a founder
       of F-Secure Corporation, which provides security
       services protecting consumers and businesses
       again computer viruses and other threats from
       the Internet and mobile network. He was the
       President and CEO of F-Secure Corporation during
       1999-2006. Currently, Mr. Sillasmaa is the
       Chairman of the Board of Directors of F-Secure
       Corporation, a Board member in Elisa Corporation,
       and a Board Chair or Board member in some private
       companies. He is also Vice Chairman of the
       Board of the Federation of Finnish Technology
       Industries.

8.     The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that the external auditor
       to be elected at the Annual General Meeting
       be reimbursed according to the Auditor's invoice,
       and in compliance with the purchase policy
       approved by the Audit Committee.

9.     The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that PricewaterhouseCoopers
       Oy be re-elected as the Company's Auditor for
       the fiscal year 2008.

10.    The Board proposes that the Annual General Meeting        Mgmt          For                            For
       authorize the Board to resolve to repurchase
       a maximum of 370,000,000 Nokia shares by using
       funds in the unrestricted shareholders' equity.
       Repurchases will reduce funds available for
       distribution of profits. The shares may be
       repurchased in order to develop the capital
       structure of the Company, which includes carrying
       out the announced stock repurchase plan. In
       addition, the shares may be repurchased in
       order to finance or carry out acquisitions
       or other arrangements, to settle tile Company's
       equity-based incentive plans, to be transferred
       for other purposes, or to be cancelled. The
       shares can be repurchased either a) through
       a tender offer made to all the shareholders
       on equal terms determined by the Board, in
       proportion to the shares held by the shareholders,
       and for an equal price determined by the Board;
       or b) through public trading and on such stock
       exchanges the rules of which allow companies
       to trade with their own shares. In this case
       the shares would be repurchased in another
       proportion than that of the current shareholders.
       It is proposed that tile authorization be effective
       until 30 JUN 2009.




--------------------------------------------------------------------------------------------------------------------------
 NOMURA HOLDINGS, INC.                                                                       Agenda Number:  701605632
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59009159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3762600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.     Issue of Stock Acquisition Rights as Stock Options        Mgmt          For                            For
       to executives and employees of subsidiaries
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 NOMURA RESEARCH INSTITUTE,LTD.                                                              Agenda Number:  701603602
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5900F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3762800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NORDEA BK AB PUBL EXTENDIBLE MEDIUM TERM BK NTS BOOK ENTRY 144A                             Agenda Number:  701470837
--------------------------------------------------------------------------------------------------------------------------
    Security:  W57996105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  SE0000427361
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Claes Beyer, Member of the Swedish              Mgmt          For                            For
       Bar Association as the Chairman for the general
       meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect at least 1 minutes checker                          Mgmt          For                            For

5.     Approve to determine whether the general meeting          Mgmt          For                            For
       has been duly convened

6.     Receive the annual report and the consolidated            Mgmt          For                            For
       accounts, and the audit report and the Group
       Audit report, in connection with the presentation
       of the Board of Directors' work and speech
       by the Group Chief Executive Officer

7.     Adopt the income statement and the consolidated           Mgmt          For                            For
       income statement, and the balance sheet and
       the consolidated balance sheet

8.     Approve the dispositions of the Company's profit          Mgmt          For                            For
       according to the adopted balance sheet; the
       Board of Directors and the Managing Director
       propose a dividend of EUR 0.50 per share, and
       further, that the record date for dividend
       should be 08 APR 2008; with this record date,
       the dividend is scheduled to be sent out by
       VPC AB on 15 APR 2008

9.     Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board of Directors and the Managing
       Director

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 11, until the end of the next AGM

11.    Approve the fees for the Board of Directors               Mgmt          For                            For
       shall be EUR 252,000 for the Chairman, EUR
       97,650 for the Vice Chairman and EUR 75,600
       per Member for the other Members; in addition,
       fees shall be payable for extraordinary Board
       meetings amounting to EUR 1,840 per meeting
       attended and for Committee meetings EUR 2,370
       for the Committee Chairman and EUR 1,840 for
       the other Members per meeting attended; by
       extraordinary Board meetings are meant meetings
       in addition to the 13 ordinary meetings to
       be held until the next AGM of shareholders;
       remuneration is not paid to the Members who
       are Employees of the Nordea Group; and the
       fees to the Auditors shall be payable as per
       invoice

12.    Re-elect Messrs. Hans Dalborg, Marie Ehrling,             Mgmt          For                            For
       Tom Knutzen, Lars G. Nordstrom, Timo Peltola,
       Ursula Ranin and Bjorn Saven as the Board Members
       and elect Messrs. Stine Bosse, Svein Jacobsen,
       Heidi M. Petersen and Bjorn Wahlroos as the
       Board Members, for the period until the end
       of the next AGM of shareholders; re-elect Mr.
       Hans Dalborg as the Chairman, for the period
       until the end of the next AGM; if Mr. Hans
       Dalborg's assignment as the Chairman of the
       Board is discontinued prematurely, the Board
       of Directors shall elect a new Chairman

13.    Approve to establish a Nomination Committee               Mgmt          For                            For
       with the task to present at general meetings,
       where election shall take place of Board Member
       and/or Chairman of the Board and/or Auditor
       and/or decision shall be made regarding fees
       for Board Members and/or Auditor, proposals
       to the general meeting for such decisions;
       the Nomination Committee shall consist of the
       Chairman of the Board of Directors and 4 other
       Members; the Committee shall elect its Chairman
       among themselves; the Chairman of the Board
       may not serve as Chairman of the Nomination
       Committee; shareholders with the 4 largest
       shareholdings in terms of voting right in the
       Company shall be entitled to appoint 1 Member
       each; changes in the composition of the Committee
       may take place owing to shareholders, which
       have appointed a Member to the Committee, selling
       all or parts of their shareholdings in Nordea;
       the Nomination Committee is entitled to co-opt
       Members to the Committee, who represent shareholders
       that, after the constituting of the Committee,
       have come to be among the shareholders with
       the 4 largest shareholdings in terms of voting
       rights in the Company and that are not already
       represented in the Committee; such co-opted
       Members do not participate in the Nomination
       Committee's decisions; the Nomination Committee
       is moreover entitled to co-opt a maximum of
       3 persons who in respect of the work of the
       Committee possess the required knowledge and
       experience of the social, business and cultural
       conditions that prevail in the regions and
       market areas in which the Group's main business
       operations are conducted; such co-opted Members
       do not participate in the Nomination Committee's
       decisions; such co-opted Members are entitled
       to remuneration from the Company for work carried
       out as well as compensation for costs incurred,
       as decided by the Committee; the Nomination
       Committee will be constituted on the basis
       of the known shareholding in the Company as
       per 31 AUG 2008

14.    Amend the Article 3 of the Articles of Association        Mgmt          For                            For
       as specified

15.A   Authorize the Board of Directors, for the period          Mgmt          For                            For
       until the next AGM of shareholders, to decide
       on acquisitions of ordinary shares in the Company
       on a regulated market where the Company's ordinary
       shares are listed or by means of an acquisition
       offer directed to all holders of ordinary shares,
       up to a number not exceeding the equivalent
       of 10% of the total number of shares in the
       Company; acquisitions shall be paid for primarily
       with money from funds appropriated by a general
       meeting; the aim of the acquisition of own
       shares is to facilitate an adjustment of the
       Company's capital structure to prevailing capital
       requirements and to make it possible to use
       own shares as payment in connection with acquisitions
       of companies or businesses or in order to finance
       acquisitions of Companies or businesses

15.B   Authorize the Board of Directors, for the period          Mgmt          For                            For
       until the next AGM of shareholders, to decide
       on conveyance of ordinary shares in the Company
       to be used as payment in connection with acquisitions
       of Companies or businesses or in order to finance
       acquisitions of Companies or businesses; conveyance
       of ordinary shares may be made in another way
       than on a regulated market up to the number
       of ordinary shares in the Company that at any
       time are held by the Company; conveyance of
       ordinary shares in the Company shall be made
       at an estimated market value and may be made
       with deviation from the shareholders' preferential
       rights; payment for conveyed ordinary shares
       may be made in cash, by contribution in kind,
       or by set-off of debt against the Company

16.    Approve, in order to facilitate its securities            Mgmt          For                            For
       business, up until the next AGM of shareholders,
       may purchase own ordinary shares according
       to Chapter 4, Section 6 of the Swedish Securities
       Market Act [Lagen (2007:528] om vardepappersmarknaden];
       however, with the limitation that such shares
       must never exceed 1% of the total number of
       shares in the Company; the price for acquired
       ordinary shares shall equal the market price
       prevailing at the time of the acquisition

17.    Approve that the Nordea maintains remuneration            Mgmt          For                            For
       levels and other conditions needed to recruit
       and retain an Executive Officer with competence
       and capacity to deliver according to Group
       targets; a fixed salary is paid for fully satisfactory
       performance; in addition variable salary can
       be offered to reward performance meeting agreed,
       specific targets; the variable salary shall
       be general rule not exceed 35% of a fixed salary,
       and is determined by to what extent predetermined
       personal objectives are met and the level of
       customer satisfaction, return on equity, income
       growth or other financial targets are reached,
       respectively; a Long Term Incentive Programme
       is proposed to be introduced; the Programme
       which is share- and performance-based, requires
       an initial investment by the participants;
       according to the Programme the remuneration
       is proposed to be given in the form of a right
       to acquire Nordea shares; if the Long Term
       Incentive Programme is not approved the variable
       salary may be increased and shall as a general
       rule not exceed 50% of fixed salary; Non-monetary
       benefits are given as a means to facilitate
       Group Executive Management Members' in their
       work performance and are determined by what
       is considered fair in relation to general market
       practice; pension conditions shall also be
       adapted to conditions on the market in relation
       to the situation in the country where the Member
       of Group Executive Management permanently resides;
       notice and severance pay in total shall not
       exceed 24 months' of fixed salary, apart from
       the new Chief Executive Officer who during
       the first 2 years will have 6 months; pay the
       above guidelines shall include the Managing
       Director and the Executives reporting directly
       to him also being Members of the Group Executive
       Management; and the Board of Directors may
       deviate from the guidelines, if there in a
       certain case are special reasons for this

18.A   Approve to decide on a Long Term Incentive Programme      Mgmt          For                            For
       2008, basically based upon the below referred
       conditions and principles: i) the duration
       of the LTIP 2008 shall be 4 years with an initial
       vesting period of 2 years and a measurement
       period of performance conditions during the
       FY's 2008 and 2009; the LTIP 2008 will target
       up to 400 Managers and Key Employees identified
       as essential to the future development of the
       Nordea Group; ii) for each ordinary share the
       participant invests and locks in to the LTIP
       2008 the participant is granted a right, a
       right, to acquire 1 ordinary share for an exercise
       price of EUR 3.00 at a future date [a Matching
       Share] and rights, B, C and D rights, to acquire
       3 additional ordinary shares for an exercise
       price per share of EUR 2.00, at a future date
       conditional upon fulfillment of certain performance
       conditions [Performance Shares]; under certain
       circumstances participants may instead be offered
       a cash-based settlement; iii) the A-D rights
       to acquire Matching Shares and Performance
       Shares shall be granted in connection with
       the announcement of the interim report for
       the first quarter 2008, with certain individual
       exemptions; the exercise price for the acquisition
       of Matching Shares and Performance Shares,
       respectively, in accordance with the A-D rights
       shall be adjusted for dividends during the
       vesting and exercise period [until exercise],
       the adjusted exercise price may however not
       be lower than EUR 0.10; iv) the number of granted
       A-D rights that finally can be exercised for
       the acquisition of Matching Shares and Performance
       Shares is conditional upon continued employment,
       the holding of locked within LTIP2008 and,
       for B-D Rights, on certain predetermined performance
       conditions, such as increase in risk adjusted
       profit per share and total shareholder return
       compared to certain Nordic and European banks;
       and v) authorize the Board to decide on detailed
       terms and conditions of the LTIP 2008

18.B   Approve, with reference to the specified background,      Mgmt          For                            For
       to resolve on the conveyance of shares under
       the LTIP 2008 and LTIP 2008 in accordance with
       the specified principal terms and conditions

19.A   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve that the Company, together with the
       other 3 major Swedish banks, grants loans in
       the total amount of 8,000,000,000 Swedish Kronor
       for the implementation of a development plan
       regarding Landskrona municipality; implementation
       period: approximately 12 years; borrower: a
       fund, foundation or limited liability Company
       with the working name Landskrona Rekonstruktion

19.B   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to allocate 100,000,000 Swedish Kronor
       of the 2007 result to a primarily business-funded
       institute designated the Institute for integration
       and growth in Landskrona; the institute shall
       through research and field work among other
       things work against segregation, xenophobia
       and poverty

19.C   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to grant a loan in the amount of 100,000,000
       Swedish Kronor to a legal entity in which Tommy
       Jonasson has a decision-making influence and
       whose operations, through the purchase of property,
       comprise prevention/limitation of the segregation
       process in westerm Skana

19.D   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to allocate 2,000,000 Swedish Kronor
       of the 2007 result to be used for crime prevention
       measures in Landskrona; the amount shall be
       administered by and used according to instructions
       from Messrs. Tommy Jonasson and Anneli Heiskanen

20.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Authorize the Board of Directors to make it
       possible for the Company to henceforth hold
       the AGM alternately in the countries [capital
       cities] where Nordea is the largest or the
       second largest bank




--------------------------------------------------------------------------------------------------------------------------
 NORSK HYDRO A S                                                                             Agenda Number:  701542044
--------------------------------------------------------------------------------------------------------------------------
    Security:  R61115102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  NO0005052605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the financial statements and annual               Mgmt          For                            For
       report for 2008 of Norsk Hydro Asa and the
       Group, including the distribution of dividend
       [dividend of NOK 5.00 per share]

2.     Approve to pay Auditor's remuneration for 2007            Mgmt          For                            For
       of NOK 7,763,000 to Deloitte

3.     Elect the Members and deputies to the Corporate           Mgmt          For                            For
       Assembly

4.     Elect the Nomination Committee                            Mgmt          For                            For

5.     Approve the remuneration to the Corporate Assembly,       Mgmt          For                            For
       with effect from 01 JAN 2008, is fixed at NOK
       85,000 per annum for the Chairperson, NOK 42,500
       per annum for the deputy chairperson, and at
       NOK 6,000 per meeting for all members

6.     Approve the specified guidelines for the remuneration     Mgmt          For                            For
       of leading employees

7.     Authorize the Board of Directors to allow the             Mgmt          Against                        Against
       Company to acquire Norsk Hydro Asa shares in
       the market with a maximum value of NOK 49,410,000;
       the lowest and the highest prices to be paid
       per share with a nominal value of NOK 1,098
       shall be NOK 20 and NOK 150, respectively;
       within the terms of this authorization, the
       Board of Directors is free to decide the timing
       and manner in which the buy-back shares may
       take place in the market; the treasury shares
       acquired in accordance with the authorization
       shall be used for no other purpose than cancellation
       by means of capital reduction, cf. Section
       12-1 of the Norwegian Public Limited Companies
       Act; this authorization will apply from 06
       MAY 2008 inclusive to 05 MAY 2009 inclusive
       and as specified




--------------------------------------------------------------------------------------------------------------------------
 NORSKE SKOGINDUSTRIER ASA                                                                   Agenda Number:  701434641
--------------------------------------------------------------------------------------------------------------------------
    Security:  R80036115                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Jan-2008
        ISIN:  NO0004135633
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Acknowledge that the Chair of the Corporate               Mgmt          For                            For
       assembly opens the meeting, and the attending
       shareholders are registered

2.     Elect 2 persons to sign the protocol                      Mgmt          For                            For

3.     Approve the notice and proposed agenda                    Mgmt          For                            For

4.     Elect the members and deputy members to the               Mgmt          Abstain                        Against
       Corporate assembly

5.     Elect 3 members to the Election Committee                 Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 NORSKE SKOGINDUSTRIER ASA                                                                   Agenda Number:  701538297
--------------------------------------------------------------------------------------------------------------------------
    Security:  R80036115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  NO0004135633
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED=

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 457757 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     The chair of the Corporate Assembly opens the             Mgmt          For                            For
       meeting, and the attending shareholders are
       registered

2.     Election of two persons to sign the minutes               Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Approve the annual accounts and annual report             Mgmt          For                            For
       for 2007 for Norske Skogindustrier ASA and
       the group

5.     Approve that no dividend should be disbursed              Mgmt          For                            For
       for the accounting year 2007

6.     Approve that the general meeting takes the Board's        Mgmt          For                            For
       statement relating to stipulation of salary
       and other remuneration for Executive employees
       in the Company for the coming accounting year
       under advisement; furthermore, the Board of
       Directors recommends that the general meeting
       approves the Board's guidelines for awarding
       variable remuneration related to the price
       development of the Company's shares

7.     Approve a 5-year contracts for the delivery               Mgmt          For                            For
       of pulp wood between the related parties as
       specified

8.     Approve the Remuneration Committee, which comprises       Mgmt          For                            For
       the members of the Election Committee together
       with a member appointed by and from the Employee
       representatives in the Corporate Assembly,
       recommends that the AGM approve an increase
       in the remuneration for serving on the corporate
       assembly of NOK 10,000 per annum for the chair,
       bringing the total to NOK 155,000 per annum,
       and by NOK 400 per meeting day for the other
       members and alternate Members of the Corporate
       Assembly, Members of the Nomination Committee
       and Members of the Compensation Committee,
       bringing the total to NOK 6,000 per meeting
       day

9.     Approve the Auditor's remuneration for 2007               Mgmt          For                            For
       for Norske Skogindustrier ASA of NOK 2,970,000

10.    Elect the Members and Deputy Members to the               Mgmt          For                            For
       Corporate Assembly, as specified

11.    Elect 3 Members to the Election Committee, as             Mgmt          For                            For
       specified

12.    Authorize the Board to acquire own shares up              Mgmt          For                            For
       to a nominal amount of NOK 185,000,000, but
       not at any time more than 10 % of the outstanding
       shares; the shares shall be acquired at the
       listed share price; the Board can freely sell
       and acquire shares in the manner the Board
       deems most practical, as long as this takes
       place in a manner which ensures that the principles
       for equal treatment of all shareholders are
       complied with; [ Authority is given for the
       period until the next OGM]

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       amend the Article 9 of the Articles of Association,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 NORTEL NETWORKS CORP NEW                                                                    Agenda Number:  701525024
--------------------------------------------------------------------------------------------------------------------------
    Security:  656568508                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA6565685089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Jalynn H. Bennett as a Director                 Mgmt          For                            For

1.2    Elect Dr. Manfred Bischoff as a Director                  Mgmt          For                            For

1.3    Elect Hon. James B. Hunt, Jr. as a Director               Mgmt          For                            For

1.4    Elect Dr. Kristina M. Johnson as a Director               Mgmt          For                            For

1.5    Elect Mr. John A. Macnaughton as a Director               Mgmt          For                            For

1.6    Elect Hon. John P. Manley as a Director                   Mgmt          For                            For

1.7    Elect Mr. Richard D. Mccormick as a Director              Mgmt          For                            For

1.8    Elect Mr. Claude Mongeau as a Director                    Mgmt          For                            For

1.9    Elect Mr. Harry J. Pearce as a Director                   Mgmt          For                            For

1.10   Elect Mr. John D. Watson as a Director                    Mgmt          For                            For

1.11   Elect Mr. Mike S. Zafirovski as a Director                Mgmt          For                            For

2.     Appoint the KPMG LLP as independent Auditors              Mgmt          For                            For
       who recommended by the Board of Directors

3.     Amend the Nortel 2005 Stock Incentive Plan,               Mgmt          For                            For
       which recommended by the Board of Directors

4.     Amend the Nortel Global Stock Purchase Plan,              Mgmt          For                            For
       the Nortel U.S Stock Purchase Plan, and the
       Nortel Stock Purchase Plan for members of the
       Nortel savings and retirement program recommended
       by the Board of directors

5.     Adopt the Nortel U.S. Stock Purchase Plan recommended     Mgmt          For                            For
       by the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN ROCK PLC, NEWCASTLE UPON TYNE                                                      Agenda Number:  701437471
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6640T102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Jan-2008
        ISIN:  GB0001452795
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, in substitution for all other previous           Mgmt          Against                        Against
       authorities conferred upon the Directors to
       allot relevant securities of the Company but
       without prejudice to the continuing authority
       of the Directors to allot relevant securities
       pursuant to an offer or agreement made by the
       Company before the revocation of the authority
       pursuant to which such offer or agreement was
       made, the authority conferred upon by the Directors
       by Article 11.1 of the Company's Articles of
       Association shall apply for the period commencing
       upon the date of passing of this resolution
       and shall expire, unless renewed, on the date
       5 years from the date hereof and for that period
       the Section 80 amount shall be GBP 5,000,000.00

S.2    Approve, subject to the passing of the Resolution         Mgmt          Against                        Against
       1 above, the power conferred upon the Directors
       by Article 11.2 of the Company's Articles of
       Association shall apply for the period commencing
       upon the date of the passing of this resolution
       and shall expire, unless renewed, on the expiry
       or termination of the authority conferred on
       the Directors pursuant to the Resolution 1
       and for that period the Section 89 amount shall
       be GBP 5,000,000.00

S.3    Amend Article 106 of the Company's Articles               Mgmt          Against                        Against
       of Association by deleting in its entirety
       and replacing it, as specified

S.4    Authorize the Board and/or any Director or other          Mgmt          Against                        Against
       person on behalf of the Board shall exercise
       any control, rights, powers, authority and/or
       influence of the Company, as a shareholder
       or otherwise, over any of the Company's subsidiaries,
       subsidiary undertakings [in respect of which
       the Company has control, rights, powers, authority
       and/or influence] so as to ensure that such
       subsidiaries, subsidiary undertakings, associates
       and/or other undertakings do not dispose if
       or transfer any shares, and do not issue any
       shares and/or other securities or otherwise
       alter their respective share capital structures

5.     Re-appoint Mr. Bryan Kaye Sanderson, in accordance        Mgmt          For                            For
       with Article 95 of the Articles of Association
       of the Company, as a Director of the Company
       with immediate effect

6.     Re-appoint Mr. Simon Timothy Laffin, in accordance        Mgmt          For                            For
       with Article 95 of the Articles of Association
       of the Company, as a Director of the Company
       with immediate effect

7.     Re-appoint Mr. John Francis Devaney, in accordance        Mgmt          For                            For
       with Article 95 of the Articles of Association
       of the Company with immediate effect

8.     Re-appoint Mr. Laurence Philip Adams, in accordance       Mgmt          For                            For
       with Article 95 of the Articles of Association
       of the Company, as a Director of the Company
       with immediate effect

9.     Re-appoint Mr. Andy Menze Kuipers, in accordance          Mgmt          For                            For
       with Article 95 of the Articles of Association
       of the Company, as a Director of the Company
       with immediate effect




--------------------------------------------------------------------------------------------------------------------------
 NOVA CHEMICALS CORP                                                                         Agenda Number:  701486222
--------------------------------------------------------------------------------------------------------------------------
    Security:  66977W109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  CA66977W1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. J.A. Blumberg as a Director                     Mgmt          For                            For

1.2    Elect Mr. F.P. Boer as a Director                         Mgmt          For                            For

1.3    Elect Mr. J. Bougie as a Director                         Mgmt          For                            For

1.4    Elect Mr. J.V. Creighton as a Director                    Mgmt          For                            For

1.5    Elect Mr. R.E. Dineen, JR. as a Director                  Mgmt          For                            For

1.6    Elect Mr. L.Y. Fortier as a Director                      Mgmt          For                            For

1.7    Elect Mr. K.L. Hawkins as a Director                      Mgmt          For                            For

1.8    Elect Mr. J.M. Lipton as a Director                       Mgmt          For                            For

1.9    Elect Mr. A.M. Ludwick as a Director                      Mgmt          For                            For

1.10   Elect Mr. C.D. Pappas as a Director                       Mgmt          For                            For

1.11   Elect Mr. J.M. Stanford as a Director                     Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       Nova Chemicals




--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  701453425
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Feb-2008
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436581, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the remuneration     Mgmt          For                            For
       report, the financial statements of Novartis
       AG and the Group Consolidated financial statements
       for the business year 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee from
       liability for their activities during the business
       year 2007

3.     Approve the available earnings as per balance             Mgmt          For                            For
       sheets as specified and a total dividend payment
       of CHF 3,929,967 is equivalent to a gross dividend
       of CHF 1.60 per registered share of CHF 0.50
       nominal value entitled to dividends; assuming
       that the Board of Directors' proposal for the
       earnings appropriation is approved, payment
       will be made with effect from 29 FEB 2008

4.     Approve to cancel 85,348,000 shares repurchased           Mgmt          For                            For
       under the 4th and 5th share repurchase programs
       and to reduce the share capital accordingly
       by CHF 42,674,000 from CHF 1,364,485,500 to
       CHF 1,321,811,500; and amend Article 4 of the
       Articles of Incorporation as specified

5.     Authorize the Board of Directors to launch a              Mgmt          For                            For
       6th share repurchase program to repurchase
       shares up to a maximum amount of CHF 10 billion
       via a 2nd trading line on virt-x; these shares
       are to be cancelled and are thus not subject
       to the 10% threshold of own shares with in
       the meaning of Article 659 of the Swiss Code
       of obligations; the necessary amendments to
       the Articles of Incorporation [reduction of
       share capital] shall be submitted to the shareholders

6.1    Amend Article 19 of the Articles of Incorporation         Mgmt          For                            For
       as specified

6.2    Amend Article 33 of the Articles of Incorporation         Mgmt          For                            For
       as specified

7.1.a  Re-elect Mr. Peter Burckhardt M.D. as a Director,         Mgmt          For                            For
       for a 1-year term

7.1.b  Re-elect Mr. Ulrich Lehner Ph.D., as a Director,          Mgmt          For                            For
       for a 3-year term

7.1.c  Re-elect Mr. Alexander F.Jetzer as a Director,            Mgmt          For                            For
       for a 3-year term

7.1.d  Re-elect Mr. Pierre Landolt as a Director, for            Mgmt          For                            For
       a 3-year term

7.2    Elect Mr. Ann Fudge as a Director, for a 3-year           Mgmt          For                            For
       term

8.     Appoint PricewaterhouseCoopers AG, as the Auditors        Mgmt          For                            For
       of Novartis AG and the Group Auditors, for
       a further year




--------------------------------------------------------------------------------------------------------------------------
 NOVO-NORDISK A S                                                                            Agenda Number:  701464466
--------------------------------------------------------------------------------------------------------------------------
    Security:  K7314N152                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  DK0060102614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the Company's activities            Mgmt          Abstain                        Against
       in the past FY

2.     Approve the presentation and the adoption of              Mgmt          For                            For
       the audited annual report 2007, including the
       remuneration of the Board of Directors

3.     Approve a dividend DKK 4.50 for the year 2007             Mgmt          For                            For
       for each Novo Nordisk B share of DKK 1.00 and
       for each Novo Nordisk A share of DKK 1.00;
       and that no dividend will be paid on the Company's
       holding of treasury shares

4.     Re-elect Messrs. Sten Scheibye, Goran A. Ando,            Mgmt          For                            For
       Kurt Briner, Henrik Gurtler, Kurt Anker Nielsen
       and Jorgen Wedel as the Members of the Board
       of Directors; and elect Ms. Pamela J. Kirby
       as a Member of the Board of Directors

5.     Re-elect PricewaterhouseCoopers as the Auditors           Mgmt          For                            For

6.1    Approve the reduction of the Company's B share            Mgmt          For                            For
       capital from DKK 539,472,800 to DKK 526,512,800
       by cancellation of 12,960,000 B shares of DKK
       1 each from the Company's own holdings of B
       shares at a nominal value of DKK 12,960,000,
       equal to 2% of the total share capital; after
       the implementation of the share capital reduction,
       the Company's share capital will amount to
       DKK 634,000,000 divided into A share capital
       of DKK 107,487,200 and B share capital of DKK
       526,512,800

6.2    Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM, to allow the Company to acquire own
       shares of up to 10% of the share capital and
       at the price quoted at the time of the purchase
       with a deviation of up to 10%, cf Article 48
       of the Danish Public Limited Companies Act

6.3    Approve the donation to the World Diabetes Foundation     Mgmt          For                            For
       [WDF] of an amount up to a total of DKK 575
       million to be granted in the course of the
       FY 2008-2017

6.4    Adopt the guidelines for the incentive-based              Mgmt          For                            For
       remuneration for the Board of Directors and
       the Executive Management

6.5.1  Amend Articles 4.2 and 9.2-9.3: reduction of              Mgmt          For                            For
       the specified minimum nominal value of the
       Company's shares from DKK 1.00 to DKK 0.01
       and a consequent amendment of the voting rights
       attached to the shares, following which every
       B share capital amount of DKK 0.01 [the minimum
       nominal amount denomination] shall carry 1
       vote and every A share capital amount of DKK
       0.01 [the minimum nominal amount denomination]
       shall carry 10 votes

6.5.2  Amend Article 6.3: existing authorization of              Mgmt          For                            For
       the Board of Directors to issue B shares to
       employees without pre-emptive subscription
       rights for existing shareholders to be extended
       until 12 MAR 2013 and to be reduced to a maximum
       amount of DKK 4 million

6.5.3  Amend Articles 6.4-6.6: existing authorizations           Mgmt          For                            For
       of the Board of Directors to increase the share
       capital to be replaced by an authorization
       of the Board of Directors until 12 MAR 2013
       to increase the share capital by an amount
       up to maximum of nominally DKK 126 million

6.5.4  Amend Article 7.2: change of the specified venue          Mgmt          For                            For
       for general meetings to the capital region
       of Denmark

6.5.5  Amend Article 7.4: reduction of the number of             Mgmt          For                            For
       shares required to request an EGM from 1/10
       to 1/20 of the share capital

7.     Miscellaneous                                             Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NSK LTD.                                                                                    Agenda Number:  701608400
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55505101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3720800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

2.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares

3.     Entrustment to the Board of Directors of Decision         Mgmt          For                            For
       regarding subscription of Stock Acquisition
       Rights as Stock Options

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTN CORPORATION                                                                             Agenda Number:  701623046
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59353110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3165600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Authorized Capital            Mgmt          Against                        Against
       to 1,800 Mil shs, Make         Resolutions
       Related to Anti-Takeover Defense Measures

3      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for Outside Directors, Adopt Reduction
       of Liability System for Outside Auditors

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NTT DATA CORPORATION                                                                        Agenda Number:  701601381
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59386102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3165700000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NTT DOCOMO,INC.                                                                             Agenda Number:  701601379
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59399105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3165650007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Purchase of Own Shares                            Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          Against                        Against

4.2    Appoint a Director                                        Mgmt          Against                        Against

4.3    Appoint a Director                                        Mgmt          Against                        Against

4.4    Appoint a Director                                        Mgmt          Against                        Against

4.5    Appoint a Director                                        Mgmt          Against                        Against

4.6    Appoint a Director                                        Mgmt          Against                        Against

4.7    Appoint a Director                                        Mgmt          Against                        Against

4.8    Appoint a Director                                        Mgmt          Against                        Against

4.9    Appoint a Director                                        Mgmt          Against                        Against

4.10   Appoint a Director                                        Mgmt          Against                        Against

4.11   Appoint a Director                                        Mgmt          Against                        Against

4.12   Appoint a Director                                        Mgmt          Against                        Against

4.13   Appoint a Director                                        Mgmt          Against                        Against

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 OBAYASHI CORPORATION                                                                        Agenda Number:  701618069
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59826107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3190000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ODAKYU ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  701621066
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59568139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3196000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS-AG (VERBUNDGESELLSCHAFT), WIEN                   Agenda Number:  701477273
--------------------------------------------------------------------------------------------------------------------------
    Security:  A5528H103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  AT0000746409
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 448216 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the annual report, report orf the Management      Non-Voting
       Board and the Supervisory Board for the FY
       2007

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for the FY 2007

4.     Elect the Supervisory Board Member                        Mgmt          For                            For

5.     Approve the remuneration for the Supervisory              Mgmt          For                            For
       Board

6.     Elect the Auditor for the FY 2008                         Mgmt          For                            For

7.     Authorize the Management Board on the purchase            Mgmt          For                            For
       of own shares due par 65




--------------------------------------------------------------------------------------------------------------------------
 OJI PAPER CO.,LTD.                                                                          Agenda Number:  701610354
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6031N109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3174410005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.     Approve Continuance of the Policy Regarding               Mgmt          For                            For
       Large-scale Purchases of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 OKI ELECTRIC INDUSTRY COMPANY,LIMITED                                                       Agenda Number:  701625355
--------------------------------------------------------------------------------------------------------------------------
    Security:  J60772100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3194000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approval of the Plan for an Incorporation-Type            Mgmt          For                            For
       Company Split

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL PLC, LONDON                                                                      Agenda Number:  701514502
--------------------------------------------------------------------------------------------------------------------------
    Security:  G67395106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  GB0007389926
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements of the Group
       for the YE 31 DEC 2007

2.     Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2007 of 4.15p per ordinary share

3.i    Re-elect Mr. R.A. Pym as a Director of the Company        Mgmt          For                            For

3.ii   Re-elect Mr. N.D.T. Andrews as a Director of              Mgmt          For                            For
       the Company

3.iii  Re-elect Mr. R.P. Edey as a Director of the               Mgmt          For                            For
       Company

3.iv   Re-elect Mr. J.H.Sutcliffe as a Director of               Mgmt          For                            For
       the Company

4.     Re-appoint KPMG Audit Plc as the Auditors                 Mgmt          For                            For

5.     Authorize the Group Audit and Risk Committee              Mgmt          For                            For
       to settle remuneration of the Auditors'

6.     Approve the remuneration report in the Company's          Mgmt          Against                        Against
       report and accounts for the YE 31 DEC 2007

7.i    Approve the Rules of the Old Mutual Plc performance       Mgmt          For                            For
       Share Plan [the PSP] referred to in the letter
       from the Chairman of the Remuneration Committee
       to shareholders dated 27 FEB 2008 and produced
       to this meeting and for the purposes of identification
       marked "A" and signed by the Chairman: (a)
       to make such modification to the PSP as they
       may consider appropriate to take account of
       the requirements of H M Revenue & Customs and
       best practice and to adopt the PSP as so modified
       and to do all such acts and things as they
       may consider appropriate to implement the PSP;
       and (b) to establish further Plans based on
       the PSP but modified to take account of local
       tax exchange control or securities Laws in
       overseas territories, provided that any shares
       made available under such further Plans are
       treated as counting against the limits on individual
       or overall participation in the PSP

7.ii   Approve the Rules of the Old Mutual Plc Share             Mgmt          For                            For
       Reward Plan [the SRP] referred to in the letter
       from the Chairman of the Remuneration Committee
       to shareholders dated 27 FEB 2008 and produced
       to this meeting and for the purposes of identification
       marked "B" and signed by the Chairman: (a)
       to make such modification to the SRP as they
       may consider appropriate to take account of
       the requirements of H M Revenue & Customs and
       best practice and to adopt the SRP as so modified
       and to do all such acts and things as they
       may consider appropriate to implement the SRP;
       and (b) to establish further Plans based on
       the SRP but modified to take account of local
       tax exchange control or securities Laws in
       overseas territories, provided that any shares
       made available under such further Plans are
       treated as counting against the limits on individual
       or overall participation in the SRP

7.iii  Approve the Rules of the Old Mutual Plc 2008              Mgmt          For                            For
       Sharesave Plan [the Sharesave Plan] referred
       to in the letter from the Chairman of the Remuneration
       Committee to shareholders dated 27 FEB 2008
       and produced to this meeting and for the purposes
       of identification marked "C" and signed by
       the Chairman: (a) to make such modification
       to the Sharesave Plan as they may consider
       appropriate to take account of the requirements
       of H M Revenue & Customs and best practice
       and to adopt the Sharesave Plan as so modified
       and to do all such acts and things as they
       may consider appropriate to implement the Sharesave
       Plan; and (b) to establish further Plans based
       on the Sharesave Plan but modified to take
       account of local tax exchange control or securities
       Laws in overseas territories, provided that
       any shares made available under such further
       Plans are treated as counting against the limits
       on individual or overall participation in the
       Sharesave Plan

8.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 and in substitution
       for the authority granted under that Section
       at the AGM of the Company held on 24 MAY 2007,
       to allot relevant securities [Section 80] up
       to an aggregate nominal amount of GBP 53,262,000;
       [Authority expires at the end of next AGM of
       the Company]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the immediately preceding resolution, to
       allot equity securities Section 94(2) of the
       Companies Act 1985 up to a maximum nominal
       aggregate amount of GBP 26,631,000 for cash
       and/or where such allotments constitutes on
       allotment of equity securities by virtue of
       Section 94(3A) of the Act, disapplying the
       statutory pre-emption rights [Section 89(1)];
       [Authority expires at the end of next AGM of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases of up to 532,620,000 ordinary shares
       of 10p each in the Company, at a minimum price
       of 10p and not more than 5% above the average
       of the middle market values for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the AGM of the Company in 2009
       or 12 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry; and all ordinary shares
       purchased pursuant to the said authority shall
       either: a) be cancelled immediately upon completion
       of the purchase or b) be held, sold, transferred
       or otherwise dealt with as treasury shares
       in accordance with the provisions of the Companies
       Act 1985

S.11   Approve the following contingent purchase contracts,      Mgmt          For                            For
       in the respective forms produced to the meeting
       [or with any non-material amendments thereto
       that the Directors may consider to be necessary
       or desirable], in accordance with Section 164
       of the Companies Act 1985; and authorize the
       Company, to make off-market purchases of its
       shares pursuant to each such contract as follows:
       i) contract between the Company and Merrill
       Lynch South Africa [Pty] Limited relating to
       ordinary shares of 10p each in the Company
       [Ordinary Shares] traded on the JSE Limited,
       pursuant to which the Company may make off-market
       purchases from Merrill Lynch South Attica [Pty]
       Limited of up to a maximum of 532,620,000 ordinary
       shares in aggregate [such maximum number to
       be reduced by any purchases made pursuant to
       the authority in Resolution 10 above or any
       of the other contingent purchase contracts
       referred to in this Resolution 11]; ii) contract
       between the Company and Deutsche Securities
       relating to ordinary shares traded on the JSE
       Limited pursuant to which the Company may make
       off-market purchases from Deutsche Securities
       of up to a maximum of 532,620,000 ordinary
       shares in aggregate [such maximum number to
       be reduced by any purchases made pursuant to
       the authority in Resolution S.10 above or any
       of the other contingent purchase Contracts
       referred to in this Resolution11]; iii) contract
       between the Company and Stockbrokers Malawi
       Limited relating to ordinary shares traded
       on the Malawi Stock Exchange, pursuant to which
       the Company may make off-market purchases from
       Stockbrokers Malawi Limited up to a maximum
       of 532,620,000 ordinary shares in a [such maximum
       number to be reduced by any purchases made
       pursuant to the authority in Resolution S.10
       or any of the other contingent purchase contracts
       referred to in this Resolution11]; iv) contract
       between the Company and Investment House Namibia
       [Pty] limited relating to ordinary shares traded
       on the Namibian Stock Exchange pursuant in
       which the Company may make oft-market purchases
       from Investment House Namibia [Pty] Limited
       of up to a maximum of 532,620,000 ordinary
       shares in aggregate [such maximum number to
       be reduced by arty purchases made pursuant
       to the authority in Resolution 10 or any of
       the other contingent purchase contracts this
       Resolution11]; v) contract between the Company
       and Edwards Securities [Private] Limited relating
       to ordinary shares traded on the Zimbabwe Stock
       Exchange, pursuant to which the Company may
       make off-market purchases from Edwards Securities
       [Private] Limited of up to a maximum of 532,620,000
       ordinary shares in aggregate [such maximum
       number in be reduced by any purchases made
       pursuant in the authority in Resolution10 above
       or any of the other contingent purchase contracts
       in this Resolution11]; [such maximum number
       to be reduced by any purchases made pursuant
       to the authority In Resolution 10 or any of
       the other contingent purchase contracts in
       this Resolution]; [Authority expires at earlier
       of the conclusion of the Company's AGM in 2009
       or 12 months]

S.12   Approve that the Articles of Association of               Mgmt          For                            For
       the Company contained in the document produced
       to the meeting and for the purposes of identification
       marked "D" and signed by the Chairman of the
       meeting, be and hereby adopted as the Articles
       of Association of the Company in substitution
       for and to the exclusion of the existing Articles
       of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 OLYMPUS CORPORATION                                                                         Agenda Number:  701613069
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61240107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3201200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OMRON CORPORATION                                                                           Agenda Number:  701607864
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61374120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3197800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OMV-AG                                                                                      Agenda Number:  701552704
--------------------------------------------------------------------------------------------------------------------------
    Security:  A51460110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  AT0000743059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual report             Mgmt          For                            For
       and reporting of the Supervisory Board for
       the 2007 business year

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the share repurchase and realienation             Mgmt          For                            For

4.     Elect the Auditors for the FY 2008                        Mgmt          For                            For

5.     Approve the stock option plan for 2008                    Mgmt          For                            For

6.     Approve the exculpation of the Managing Board             Mgmt          For                            For
       and the Supervisory Board for the FY 2007

7.     Approve to determine the remuneration of the              Mgmt          For                            For
       Supervisory Board

8.     Elect the Supervisory Board                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ONESTEEL LTD                                                                                Agenda Number:  701385925
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7134W113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Nov-2007
        ISIN:  AU000000OST6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the Directors'           Non-Voting
       report for the YE 30 JUN 2007, together with
       the Auditor's report to the Members of the
       Company

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

3.a    Re-elect Dr. E. J. Doyle as a Director, in accordance     Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.b    Re-elect Mr. R. B. Davis as a Director, in accordance     Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.c    Elect Mr. L. G. Cox as a Director, in accordance          Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.d    Elect Mr. G. J. Smorgon as a Director, in accordance      Mgmt          For                            For
       with Rule 9 of the Company's Constitution

4.     Appoint KPMG as an External Auditor of the Company        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ONO PHARMACEUTICAL CO.,LTD.                                                                 Agenda Number:  701627056
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61546115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3197600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 ONWARD HOLDINGS CO.,LTD.                                                                    Agenda Number:  701565016
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30728109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3203500008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation (1)                   Mgmt          For                            For

3.     Amend the Articles of Incorporation (2)                   Mgmt          Against                        Against

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.4    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors

7.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 ORICA LIMITED                                                                               Agenda Number:  701414029
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7160T109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  AU000000ORI1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report, Directors'      Mgmt          Abstain                        Against
       report and the Auditor's report for the YE
       30 SEP 2007

2.1    Re-elect Mr. Donald Mercer as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       58.1 of the Company's Constitution

2.2    Re-elect Mr. Peter Duncan as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Rule
       58.1 of the Company's Constitution

2.3    Re-elect Mr. Garry Hounsell as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Rule
       58.1 of the Company's Constitution

2.4    Re-elect Mr. Russell Caplan as a Director, who            Mgmt          For                            For
       retires in accordance with Rule 47 of the Company's
       Constitution

S.3    Approve, subject to a special resolution being            Mgmt          For                            For
       passed by the 5% Preference Shareholders in
       similar terms to this resolution by the requisite
       majority, to reduce the Company's share capital
       by way of a selective capital reduction in
       accordance with Section 256B of the Corporations
       Act by: cancelling all 5% Preference Shares
       in the Company with effect on and from the
       Record Date being 14 JAN 2008; and paying to
       each 5% Preference shareholder on a date no
       later than 31 JAN 2008, the sum of AUD 4.75
       for each 5% Preference Share in the Company
       held by the 5% Preference Shareholder on the
       Record Date

S.4    Approve to insert the Proportional Takeover               Mgmt          For                            For
       Provision as specified

S.5    Amend the Constitution of the Company as specified        Mgmt          For                            For

6.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 ORIENT OVERSEAS (INTERNATIONAL) LTD                                                         Agenda Number:  701509575
--------------------------------------------------------------------------------------------------------------------------
    Security:  G67749153                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  BMG677491539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2007

3.A    Re-elect Mr. Kenneth Gilbert Cambie as a Director         Mgmt          For                            For

3.B    Re-elect Mr. Alan Lieh Sing Tung as a Director            Mgmt          For                            For

3.C    Re-elect Mr. Roger King as a Director                     Mgmt          Against                        Against

3.D    Re-elect Mr. Simon Murray as a Director                   Mgmt          Against                        Against

4.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration

6.A    Authorize the Directors to allot, issue and               Mgmt          For                            For
       otherwise deal with the shares or additional
       shares of the Company and to make, issue or
       grant offers, agreements, options or warrants
       which will or might require the exercise of
       such mandate either during or after the Relevant
       Period, otherwise than pursuant to a right
       issue, bonus issue, issue of scrip dividends
       or the exercise of rights of subscription or
       conversion under the terms of any shares, bonds,
       warrants or other securities carrying a right
       to subscribe for or purchase shares of the
       Company issued by the Company or a subsidiary
       or whose issue is authorized on or prior to
       the date this resolution is passed not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution

6.B    Authorize the Directors to purchase the shares            Mgmt          For                            For
       [as hereinafter defined] during the relevant
       period, provided however that the aggregate
       nominal amount of the share capital of the
       Company purchased [as the case may be], conversion,
       subscription or purchase rights attaching to
       any other securities purchased shall not exceed
       10% of the aggregate nominal amount of the
       shares, or [as the case may be] conversion,
       subscription or purchase rights attaching to
       that securities, in issue as at the date of
       passing of this resolution; [Authority expires
       the earlier of conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Bermudan Law or the Bye-laws of
       the Company to be held]

6.C    Authorize the Directors to allot Shares pursuant          Mgmt          For                            For
       to the resolution as specified be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company purchased, or that share capital
       which would fall to be subscribed or purchased
       pursuant to the conversion, subscription or
       purchase rights attaching to any other securities
       purchased, by the Company pursuant to the authority
       grunted by the resolution as specified, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the shares, or
       [as the case may be] conversion, subscription
       or purchase rights attaching to that securities,
       in issue as at the date of passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 ORIENTAL LAND CO.,LTD.                                                                      Agenda Number:  701613223
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6174U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3198900007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORIGIN ENERGY LTD                                                                           Agenda Number:  701377699
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q71610101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  AU000000ORG5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Non-Voting
       and the entities it controlled during the year
       for the YE 30 JUN 2007 and the reports of the
       Directors and the Auditors thereon

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       and the entities it controlled during the year
       for the YE 30 JUN 2007

3.1    Re-elect Mr. J. Roland Williams as a Director,            Mgmt          For                            For
       who retires by rotation

3.2    Re-elect Mr. Trevor Bourne as a Director, who             Mgmt          Against                        Against
       retires by rotation

3.3    Elect Mr. Gordon M. Cairns as a Director, who             Mgmt          For                            For
       vacates office in accordance with the Company's
       Constitution

4.     Approve the grant of options to Mr. Grant A.              Mgmt          For                            For
       King to subscribe for up to 400,000 fully paid
       ordinary shares in the Company, pursuant to
       the valid exercise of those options, at an
       exercise price equal to the Origin Energy Market
       Price and otherwise on the specified terms
       and the Performance Share Rights enabling him
       to acquire up to 250,000 fully paid ordinary
       shares in the Company, pursuant to the valid
       exercise of those Performance Share Rights,
       on the specified terms




--------------------------------------------------------------------------------------------------------------------------
 ORIX CORPORATION                                                                            Agenda Number:  701603549
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61933123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3200450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Reduction of Legal Reserve                        Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 ORKLA A S                                                                                   Agenda Number:  701532207
--------------------------------------------------------------------------------------------------------------------------
    Security:  R67787102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  NO0003733800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the financial statements for 2007 for             Mgmt          For                            For
       Orkla ASA and the Orkla Group and the annual
       report of the Board of Directors, including
       a share dividend for 2007 of NOK 2.25 per share,
       except for shares owned by the Group

2.     Approve to reduce the share capital by NOK 9,375,000      Mgmt          For                            For
       from NOK 1,295,538,712.50 to NOK 1,286,163,712.50
       by redeeming 7,500,000 shares owned by Orkla
       ASA; the number of shares in the Company will
       be reduced from 1,036,430,970 to 1,028,930,970;
       the amount by which the share capital is reduced
       will be used to cancel Orkla ASA shares owned
       by the Company

3.     Authorize the Board of Directors to permit the            Mgmt          For                            For
       Company to acquire shares in Orkla ASA with
       a nominal value of up to NOK 125,000,000 divided
       between a maximum of 100,000,000 shares, provided
       that the Company's holding of Orkla ASA shares
       does not exceed 10% of shares outstanding at
       any given timel the amount that may be paid
       per share shall be no less than NOK 25 and
       no more than NOK 150; the Board of Directors
       shall have a free hand with respect to the
       methods of acquisition and disposal of Orkla
       ASA shares; this authorization shall apply
       from 25 APR 2008 until the date of the AGM
       in 2009

4.     Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital through the subscription of new
       shares with an aggregate nominal value of up
       to NOK 90,000,000, divided between a maximum
       of 72,000,000 shares, each with a nominal value
       of NOK 1.25; this authorisation may be used
       for one or more share issues; the Board of
       Directors may decide to deviate from the pre-emptive
       right of shareholders to subscribe for shares
       pursuant to section 10-4 of the Public Limited
       Liability Companies Act; the Board of Directors
       may decide that payment for the shares shall
       be effected in assets other than cash, or the
       right to subject the company to special obligations
       pursuant to section 10-2 of the Public Limited
       Liability Companies Act; if payment is made
       in assets other than cash, the Board may decide
       that such assets shall be transferred to a
       subsidiary in return for a corresponding settlement
       between the subsidiary and Orkla ASA; the authorisation
       also applies to decisions to merge pursuant
       to section 13-5 of the Public Limited Liability
       Companies Act; this authorisation shall apply
       from 25 APR 2008 until the date of the AGM
       in 2009

5.     Approve Orkla's terms and conditions policy,              Mgmt          For                            For
       remuneration of Executive Management and the
       Group's incentive programmes, as specified

6.1    Re-elect Mr. Nils-Henrik Pettersson as a Member           Mgmt          For                            For
       of the Corporate Assembly

6.2    Re-elect Mr. Gunn Waersted as a Member of the             Mgmt          For                            For
       Corporate Assembly

6.3    Re-elect Mr. Lars Windfeldt as a Member of the            Mgmt          For                            For
       Corporate Assembly

6.4    Re-elect Mr. Anne Gudefin as a Member of the              Mgmt          For                            For
       Corporate Assembly

6.5    Re-elect Mr. Olaug Svarva as a Member of the              Mgmt          For                            For
       Corporate Assembly

6.6    Re-elect Mr. Dag Mejdell as a Member of the               Mgmt          For                            For
       Corporate Assembly

6.7    Re-elect Mr. Marianne Blystad as a Member of              Mgmt          For                            For
       the Corporate Assembly

6.8    Elect Mr. Nils Selte as a new Member of the               Mgmt          For                            For
       Corporate Assembly

6.9    Re-elect Mr. Benedikte Bjorn as a Deputy Member           Mgmt          For                            For
       of the Corporate Assembly

6.10   Re-elect Mr. Ann Kristin Brautaset as a Deputy            Mgmt          For                            For
       Member of the Corporate Assembly

7.1    Re-elect Ms. Elisabeth Grieg as a Member of               Mgmt          For                            For
       the Nomination Committee

7.2    Re-elect Mr. Idar Kreutzer as a Member of the             Mgmt          For                            For
       Nomination Committee

7.3    Re-elect Mr. Leiv Askvig as a Member of the               Mgmt          For                            For
       Nomination Committee

7.4    Re-elect Mr. Olaug Svarva as a Member of the              Mgmt          For                            For
       Nomination Committee

8.     Approve the Auditor's remuneration                        Mgmt          For                            For

       PLEASE NOTE YOU MAY ONLY GIVE PROXIES IN BLANCO           Non-Voting
       TO THE CHAIRMAN OF THE BOARD, BECAUSE ALL PROXIES
       GIVEN TO THE CHAIRMAN OF THE BOARD CONTAINING
       VOTING INSTRUCTIONS WILL BE REJECTED. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 OSAKA GAS CO.,LTD.                                                                          Agenda Number:  701603599
--------------------------------------------------------------------------------------------------------------------------
    Security:  J62320114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3180400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OUTOKUMPU OYJ                                                                               Agenda Number:  701479520
--------------------------------------------------------------------------------------------------------------------------
    Security:  X61161109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  FI0009002422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.20 per share

1.3    Grant discharge from the liability                        Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of the Board Members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditors                  Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor[s]                                      Mgmt          For                            For

2.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve the proposal by the shareholder Finnish
       state to form a shareholders' Nomination Committee

3.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

4.     Authorize the Board to decide on share issue              Mgmt          For                            For
       and grant special rights to shares




--------------------------------------------------------------------------------------------------------------------------
 OVERSEA-CHINESE BKG CORP LTD                                                                Agenda Number:  701504107
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y64248209                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SG1S04926220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the FYE 31               Mgmt          For                            For
       DEC 2007 and the reports of the Directors and
       Auditors thereon

2.A.1  Re-appoint Mr. Lee Seng Wee as a Director, under          Mgmt          For                            For
       Section 153(6) of the Companies Act, Chapter
       50, to hold office from the date of this AGM
       until the next AGM

2.A.2  Re-appoint Mr. Patrick Yeoh Khwai Hoh as a Director,      Mgmt          For                            For
       under Section 153(6) of the Companies Act,
       Chapter 50, to hold office from the date of
       this AGM until the next AGM

2.B.1  Re-elect Dr. Cheong Choong Kong as a Director,            Mgmt          For                            For
       who retires by rotation

2.B.2  Re-elect Dr. Lee Tih Shih as a Director, who              Mgmt          For                            For
       retires by rotation

2.B.3  Re-elect Professor. Neo Boon Siong as a Director,         Mgmt          For                            For
       who retires by rotation

2.B.4  Re-elect Mr. Wong Nang Jang as a Director, who            Mgmt          For                            For
       retires by rotation

3.     Approve a final tax-exempt dividend of 14 cents           Mgmt          For                            For
       per ordinary share, in respect of the FYE 31
       DEC 2007

4.A    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Bank for the FYE 31 DEC 2007
       comprising the following: Directors' Fees of
       SGD 1,697,000

4.B    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors of the Bank for the FYE 31 DEC 2007
       comprising the following:  4,800 ordinary shares
       in the capital of the Bank for each Non-Executive
       Director of the Bank and for this purpose to
       pass the following: that, (i) pursuant to Article
       140 of the Articles of Association, authorize
       the Directors of the Bank, to allot and issue
       an aggregate of 52,800 ordinary shares in the
       capital of the Bank [the remuneration shares]
       as bonus shares for which no consideration
       is payable, to The Central Depository (Pte)
       Limited for the account of: Mr. Michael Wong
       Pakshong (or for the account of such depository
       agent as he may direct) in respect of 4,800
       remuneration shares; Mr. Bobby Chin Yoke Choong
       (or for the account of such depository agent
       as he may direct) in respect of 4,800 remuneration
       shares; Mr. Giam Chin Toon (or for the account
       of such depository agent as he may direct)
       in respect of 4,800 remuneration shares; Mr.
       Lee Seng Wee (or for the account of such depository
       agent as he may direct) in respect of 4,800
       remuneration shares; Dr Lee Tih Shih (or for
       the account of such depository agent as he
       may direct) in respect of 4,800 remuneration
       shares; Tan Sri Dato Nasruddin Bin Bahari (or
       for the account of such depository agent as
       he may direct) in respect of 4,800 remuneration
       shares; Professor Neo Boon Siong (or for the
       account of such depository agent as he may
       direct) in respect of 4,800 remuneration shares;
       Dr Tsao Yuan (or for the account of such depository
       agent as she may direct) in respect of 4,800
       remuneration shares; Col (Ret) David Wong Cheong
       Fook (or for the account of such depository
       agent as he may direct) in respect of 4,800
       remuneration shares; Mr. Wong Nang Jang (or
       for the account of such depository agent as
       he may direct) in respect of 4,800 remuneration
       shares; and Mr. Patrick Yeoh Khwai Hoh [or
       for the account of such depository agent as
       he may direct] in respect of 4,800 remuneration
       shares as payment in part of their respective
       Non-Executive Directors' remuneration for the
       FYE 31 DEC 2007, the remuneration shares to
       rank in all respects pari passu with the existing
       ordinary shares; and (ii) authorize any Director
       of the Bank or the Secretary to do all things
       necessary or desirable to give effect to the
       above

5.     Appoint the Auditors and fix their remuneration           Mgmt          For                            For

6.A    Authorize the Directors of the Bank to: (I)               Mgmt          For                            For
       (i) issue ordinary shares in the capital of
       the Bank [ordinary shares] whether by way of
       rights, bonus or otherwise; and/or (ii) make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require ordinary
       shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into ordinary shares, at any time
       and upon such terms and conditions and for
       such purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and (II) [notwithstanding the authority conferred
       by this Resolution may have ceased to be in
       force] issue ordinary shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: (1) the aggregate number of ordinary
       shares to be issued pursuant to this Resolution
       [including ordinary shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution] does not exceed 50% of
       the total number of issued ordinary shares
       in the capital of the Bank excluding treasury
       shares [as calculated in accordance with this
       resolution], of which the aggregate number
       of ordinary shares to be issued other than
       on a pro rata basis to shareholders of the
       Bank [including ordinary shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the issued ordinary shares in the capital
       of the Bank [as calculated in accordance with
       this resolution]; (2) [subject to such manner
       of calculation and adjustments as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGXST]) for the purpose of determining
       the aggregate number of ordinary shares that
       may be issued under paragraph (1) above, the
       total number of issued ordinary shares in the
       capital of the Bank excluding treasury shares
       at the time this Resolution is passed, after
       adjusting for: (i) new ordinary shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       (ii) any subsequent bonus issue, consolidation
       or subdivision of ordinary shares; (3) in exercising
       the authority conferred by this Resolution,
       the Bank shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Bank;
       and (4) [unless revoked or varied by the Bank
       in General Meeting] the authority conferred
       by this Resolution shall continue in force
       until the conclusion of the next AGM of the
       Bank or the date by which the next AGM of the
       Bank is required by law to be held, whichever
       is the earlier

6.B    Authorize the Directors of the Bank to: (I)               Mgmt          For                            For
       offer and grant options in accordance with
       the provisions of the OCBC Share Option Scheme
       2001 [the 2001 Scheme] and/or grant rights
       to subscribe for ordinary shares in accordance
       with the provisions of the OCBC Employee Share
       Purchase Plan the Plan]; and (II) allot and
       issue from time to time such number of ordinary
       shares in the capital of the Bank as may be
       required to be issued pursuant to the exercise
       of options under the 2001 Scheme and/or such
       number of ordinary shares in the capital of
       the Bank as may be required to be issued pursuant
       to the exercise of rights to subscribe for
       ordinary shares under the Plan, provided that
       the aggregate number of new ordinary shares
       to be issued pursuant to 2001 Scheme and the
       Plan shall not exceed 5% of the total number
       of issued ordinary shares in the capital of
       the Bank from time to time

6.C    Authorize the Directors of the Bank to: (i)               Mgmt          Abstain                        Against
       allot and issue preference shares referred
       to in Articles 7A, 7B, 7C, 7D, 7E, 7F, 7G,
       7H, 7I, 7J, 7K, 7L and 7M of the Articles of
       Association of the Bank, other preference shares
       or non-voting shares in the capital of the
       Bank whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options that might or would require preference
       shares referred to in sub-paragraph (i) above
       or non-voting shares to be issued, not being
       ordinary shares to which the authority referred
       to in Resolution 6.A above relates, at any
       time and upon such terms and conditions and
       for such purposes and to such persons as the
       Directors may in their absolute discretion
       deem fit, and (notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force) issue preference shares referred
       to in sub-paragraph (i) above or non-voting
       shares in pursuance of any offers, agreements
       or options made or granted by the Directors
       while this Resolution was in force; and (II)
       (unless revoked or varied by the Bank in General
       Meeting) the authority conferred by this Resolution
       shall continue in force until the conclusion
       of the next AGM of the Bank or the date by
       which the next AGM of the Bank is required
       by law to be held, whichever is the earlier




--------------------------------------------------------------------------------------------------------------------------
 OVERSEA-CHINESE BKG CORP LTD                                                                Agenda Number:  701504450
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y64248209                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SG1S04926220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Bank, for the              Mgmt          For                            For
       purposes of Sections 76C and 76E of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Bank
       [Ordinary Shares], not exceeding in aggregate
       the Maximum limit number of shares representing
       8% of the issued ordinary shares, at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price an
       ordinary share to be purchase or acquired means
       the purchase price [excluding brokerage commission,
       applicable goods and services tax and other
       related expenses] which shall not exceed, at
       a price of up to 105% of the average of the
       closing market prices of a share over the last
       5 market days in the case of an on-market share
       purchase and a price up to 110% of such average
       closing price in case of off-market purchase
       [share purchase mandate]; and authorize the
       Directors of the bank and/or any of them to
       complete and do all such acts and things deemed
       necessary, expedient, incidental or in the
       interests of the Company to give effect to
       the transactions contemplated and/or authorized
       by this resolution; [Authority expires the
       earlier of the next AGM of the Bank is held
       or the date by which the next AGM of the Bank
       is required by the law to be held]

2.     Amend the OCBC Employee Share Purchase Plan               Mgmt          For                            For
       [OCBC ESPP] as specified




--------------------------------------------------------------------------------------------------------------------------
 PAGESJAUNES, SEVRES                                                                         Agenda Number:  701493126
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6954U126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0010096354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the company's financial
       statements for the YE in 2007, presented, creating
       a profit of EUR 220,207,377.91 accordingly,
       the shareholders' meeting gives permanent discharge
       to the Members of the Board of Directors for
       the performance of their duties during the
       said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the Board of Directors and resolves               Mgmt          For                            For
       that the income for the FY be appropriated
       as specified: earnings for the FY EUR 220,207,377.91
       retained earnings: EUR 1,070,927,808.70 legal
       reserve EUR 7,553.40 the shareholders will
       receive a net dividend of EUR 0.96 per share,
       and will entitle to the 40 % deduction provided
       by the French Tax Code this dividend will be
       paid on 14 MAY 2008, dividends EUR 269,4 18,672.00
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last3 FY, the dividends paid, were as follows
       EUR 0.93 for FY 2004 EUR 1.02 for FY 2005 EUR
       1.08 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, approve the said
       report and the agreements referred to therein

O.5    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below maximum purchase
       price EUR 20, maximum number of shares to be
       acquired 10% of the share capital, maximum
       funds invested in the share buybacks EUR 561,288,900.00
       [Authority expires at the end of 18 month period]

O.6    Approve and ratify the cooptation of Mr. M.               Mgmt          For                            For
       Thomas Geitner as a Director, as a replacement
       of Mr. M. Johannes Huth, until the shareholders'
       meeting called to the financial statements
       for the FY 2009

O.7    Approve and ratify the cooptation of Mr. M.               Mgmt          For                            For
       Nicolas Gheysens as a Director, as a replacement
       of Mr. M. Mattia Caprioli, until the shareholders
       meeting called the financial statements for
       the FY 2009

O.8    Approve the Articles L.225.42.1 and L 225.40              Mgmt          For                            For
       of the French Commercial Law, commitment of
       allowance of departure of which Mr. Michel
       Datchary is the beneficiary

O.9    Approve to resolve the award total annual fees            Mgmt          For                            For
       of EUR 365,000.00 to the Board of Directors

E.10   Grant all powers to the Board of Directors to             Mgmt          For                            For
       reduce the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 24 month period this [Authority expires at
       the end of 18 month period] this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting on 26 APR
       2008 in its resolution number 18, delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.11   Grant the full powers to the bearer of an original,       Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PAPERLINX LTD, MOUNT WAVERLEY VIC                                                           Agenda Number:  701373805
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q73258107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000PPX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements, the Directors'          Non-Voting
       Report and the Auditor's Report for the year
       ended 30 JUN 2007

2.a    Re-elect Mr. David E Meiklejohn as a Directors,           Mgmt          No vote
       who retires by rotation, in accordance with
       the Company's Constitution

2.b    Re-elect Mr. Barry J Jackson as a Directors,              Mgmt          No vote
       who retires by rotation, in accordance with
       the Company's Constitution

2.c    Re-elect Mr. James W Hall as a Directors, who             Mgmt          No vote
       retires by rotation, in accordance with the
       Company's Constitution

3.     Adopt the Remuneration Report for the YE 30               Mgmt          No vote
       JUN 2007 as specified

4.     Approve to issue, under a Long-Term Incentive             Mgmt          No vote
       Plan, to the Managing Director, Mr. Thomas
       P Park, of up to 313,160 Performance Share
       Rights and 149,120 Performance Share Options
       to acquire ordinary shares in the capital of
       the Company, subject to achievement of performance
       conditions and on the other terms as specified

5.     Approve to issue, under a Managing Director’s        Mgmt          No vote
       Strategic Initiatives Share Plan, to the Managing
       Director, Mr. Thomas P Park, of up to 500,000
       Performance Share Rights and up to 500,000
       Performance Share Options to acquire ordinary
       shares in the capital of the Company,  subject
       to achievement of performance conditions and
       on the other terms as specified

6.     Approve to increase the aggregate maximum sum             Mgmt          No vote
       available for remuneration of the Non-Executive
       Directors by AUD 175,000 from  AUD 1,085,000
       per year to AUD 1,260,000 per year




--------------------------------------------------------------------------------------------------------------------------
 PARGESA HOLDING SA, GENEVE                                                                  Agenda Number:  701541472
--------------------------------------------------------------------------------------------------------------------------
    Security:  H60477207                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  CH0021783391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the annual report, financial statements           Mgmt          For                            For
       and consolidated financial statements 2007,
       report of the Auditor and Group Auditor

2.     Approve the appropriation of balance sheet profit         Mgmt          For                            For

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Management

4.1.1  Elect Mr. Paul Desmarais as a Director                    Mgmt          For                            For

4.1.2  Elect Mr. Albert Frere as a Director                      Mgmt          For                            For

4.1.3  Elect Mr. Andre De Pfyffer as a Director                  Mgmt          For                            For

4.1.4  Elect Mr. Marc-Henri Chaudet as a Director                Mgmt          For                            For

4.1.5  Elect Mr. Andre Desmarais as a Director                   Mgmt          For                            For

4.1.6  Elect Mr. Michel Plessis-Belair as a Director             Mgmt          For                            For

4.1.7  Elect Mr. Michel Pebereau as a Director                   Mgmt          For                            For

4.2    Re-elect the Auditor and Group Auditor                    Mgmt          For                            For

5.     Approve to renew the authorized capital: amend            Mgmt          For                            For
       the Article 5 BIS of the Articles of Incorporation

6.     Various                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PARMALAT S P A                                                                              Agenda Number:  701502862
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7S73M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  IT0003826473
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 449205 DUE TO RECEIPT OF DIRECTORS AND AUDITORS
       NAMES ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the balance sheet, income statement               Mgmt          For                            For
       and additional note at 31 DEC 2007; reporting
       on the Management with proposal for profit
       distribution; analysis of the Board of Auditors
       reporting; related and consequential resolutions

2.1    Appoint Mr. Raffaele Picella as a Board of Director       Mgmt          For                            For

2.2    Appoint Mr. Massimo Confortini (independent)              Mgmt          For                            For
       as a Board of Director

2.3    Appoint Mr. Enrico Bondi as a Board of Director           Mgmt          For                            For

2.4    Appoint Mr. Vittorio Mincato (independent) as             Mgmt          For                            For
       a Board of Director

2.5    Appoint Mr. Marzio Saa (independent) as a Board           Mgmt          For                            For
       of Director

2.6    Appoint Mr. Carlo Secchi (independent) as a               Mgmt          For                            For
       Board of Director

2.7    Appoint Mr. Ferdinando Superti Furga (independent)        Mgmt          For                            For
       as a Board of Director

2.8    Appoint Mr. Piergiorgio Alberti (independent)             Mgmt          For                            For
       as a Board of Director

2.9    Appoint Mr. Marco De Benedetti (independent)              Mgmt          For                            For
       as a Board of Director

2.10   Appoint Mr. Andrea Guerra (independent) as a              Mgmt          For                            For
       Board of Director

2.11   Appoint Mr. Erder Mingoli (independent) as a              Mgmt          For                            For
       Board of Director

3.1    Appoint Mr. Alessandro Dolcetti to the Board              Mgmt          For                            For
       of Statutory Auditor

3.2    Appoint Mr. Enzio Bermani to the Board of Statutory       Mgmt          For                            For
       Auditor

3.3    Appoint Mr. Mario Magenes to the Board of Statutory       Mgmt          For                            For
       Auditor

3.4    Appoint Mr. Massimo Colavolpe to the Board of             Mgmt          For                            For
       alternate Auditor

3.5    Appoint Mr. Marco Benvenuto Lovati as to the              Mgmt          For                            For
       Board of alternate Auditor




--------------------------------------------------------------------------------------------------------------------------
 PARMALAT S P A                                                                              Agenda Number:  701551409
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7S73M107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  IT0003826473
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 JUN 2008 (AND A THIRD CALL ON 04 JUN 2008).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to increase the threshold of 50% of               Mgmt          Against                        Against
       the distributable earnings and the consequent
       change of the Article 26 of the Companys ByLaws

2.     Approve the related and consequential resolutions         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701544872
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6802P120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company and the reports of the Directors
       and the Independent Auditors for the YE 31
       DEC 2007

2.     Declare a final dividend of 13.5 HK cents in              Mgmt          For                            For
       respect of the YE 31 DEC 2007

3.A    Re-elect Mr. Peter Anthony Allen as a Director            Mgmt          For                            For

3.B    Re-elect Mr. Zhang Chunjiang as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Zuo Xunsheng as a Director                   Mgmt          For                            For

3.D    Re-elect Mr. Li Fushen as a Director                      Mgmt          For                            For

3.E    Re-elect Professor. Chang Hsin-kang as a Director         Mgmt          For                            For

3.F    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and to allot, issue or grant
       securities convertible into such shares, options,
       warrants or similar rights to subscribe for
       any shares in the Company or such convertible
       securities and to make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) the exercise of the subscription rights
       under any Option Scheme or similar arrangement;
       or iv) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the Articles of Association of the Company
       to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       securities of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the "Stock Exchange"], or any other
       Stock Exchange on which the securities of the
       Company have been or may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for such purposes,
       shares in the Company including any form of
       depositary receipt representing the right to
       receive such shares issued by the Company and
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

7.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       6, the aggregate nominal amount of the share
       capital of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with the mandate granted
       under Resolution 5 be increased and extended
       by the addition of the aggregate nominal amount
       of the share capital of the Company which may
       be repurchased by the Company pursuant to and
       in accordance with the mandate granted under
       Resolution 6, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 PCCW LTD                                                                                    Agenda Number:  701579609
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6802P120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0008011667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the services (other than the Group               Mgmt          For                            For
       Data Services for the YE 31 DEC 2008), as specified
       and issued by the Company on the date hereof
       to its shareholders (the Circular); ii) the
       Revised Caps (other than the 2008 Group Data
       Services Cap) in respect of each of the YE
       31 DEC 2008 and 2009, as specified and iii)
       the New Caps in respect of the YE 31 DEC 2010,
       as specified and iv) the Waiver, to be applicable
       on the conditions in respect of the Services
       to be provided for each of the YE 31 DEC 2008,
       2009 and 2010 as specified




--------------------------------------------------------------------------------------------------------------------------
 PEARSON PLC                                                                                 Agenda Number:  701504234
--------------------------------------------------------------------------------------------------------------------------
    Security:  G69651100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  GB0006776081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of the Company and the               Mgmt          For                            For
       reports of the Directors and the Auditors

2.     Declare a final dividend of 20.05 pence per               Mgmt          For                            For
       ordinary shares, as recommended by the Directors

3.     Re-elect Mr. Terry Burns as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Ken Hydon as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Glen Moreno as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Marjorie Scardino as a Director              Mgmt          For                            For

7.     Approve the report on the Directors' remuneration         Mgmt          For                            For

8.     Reappoint PricewaterhouseCoopers LLP as the               Mgmt          Against                        Against
       Auditors for the ensuing year

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, subject to passing               Mgmt          For                            For
       of the Resolution 11 as specified in the notice
       of AGM dated 20 MAR 2008, to allot relevant
       securities [Section 80 of the Companies Act
       1985] up to an aggregate nominal amount of
       GBP 67,360,000; [Authority expires on next
       AGM of the Company]; and, authorize the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

11.    Approve to increase the authorized ordinary               Mgmt          For                            For
       share capital of the Company of GBP 298,500,000
       by GBP 1,000,000 to GBP 299,500,000 by the
       creation of 4,000,000 ordinary shares of 25
       p each

S.12   Authorize the Company, pursuant to the Article            Mgmt          For                            For
       9 of the Company's Articles, to make market
       purchases pursuant to Section 95 of the Act,
       to allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       by Resolution 10, dis-applying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a rights issue in favor of ordinary shareholders;
       ii) up to an aggregate nominal value of GBP
       10,080,000; [Authority expires until the next
       AGM of the Company]; and the Board may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Authorize the Company, pursuant to the Article            Mgmt          For                            For
       9 of the Company's Articles, to make market
       purchases [Section 163(3) of the Act] of up
       to 80,000,000 ordinary shares of 25 pence each
       in the capital of the Company, at a minimum
       price of 25p per share which amount shall be
       exclusive of expenses and maximum price shall
       be the higher of: a) an amount exclusive of
       expenses equal to 105% of the average market
       value of ordinary shares of the Company derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; b)
       an amount equal to the higher of the price
       of the last independent trade of an ordinary
       share and the highest current independent bid
       for an ordinary share as derived from London
       Stock Exchange Trading System; [Authority expires
       the earlier of the conclusion of the next AGM
       ]; the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Adopt the new Articles of Association in the              Mgmt          For                            For
       form produced to the meeting and initialled
       by the Chairman for identification purpose

15.    Approve and adopt the annual bonus share matching         Mgmt          For                            For
       Plan [the Plan], as specified and authorize
       the Directors to do all such acts and things
       as they may consider necessary or expedient
       to carry the Plan into effect




--------------------------------------------------------------------------------------------------------------------------
 PERNOD-RICARD, PARIS                                                                        Agenda Number:  701379819
--------------------------------------------------------------------------------------------------------------------------
    Security:  F72027109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  FR0000120693
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the Company's financial statements
       for the YE in 30 JUN 2007, as presented, earnings
       for the FYE: EUR 597,492,980.80 the shareholders'
       meeting approves the reports of the Chairman
       of the Board of Directors on the conditions
       for the preparation and the organization of
       the work of the Board, and the Auditors on
       the internal audit procedures in accounting
       and financial matters, the shareholders' meeting
       approves the expenses and charges that were
       not tax-deductible of EUR 58,497.00 with a
       corresponding tax of EUR 20,142.00

O.2    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FYE: EUR 597,492,980.80 legal reserve:
       EUR 9,319,934.58 total: EUR 588,173,046.22
       prior retained earnings : EUR 193,340,423.46
       distributable income: EUR 781,513,469.68 dividends:
       EUR 276,221,935.08 :70 retained earnings: EUR
       505,291,534.60 the shareholders' meeting reminds
       that an interim dividend of EUR 1.26 was already
       paid on 04 JUL 2007 the remaining dividend
       of EUR 1.26 will be paid on 14 NOV 2007, and
       will entitle natural persons to the 50 % allowance
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 2.52 for FY 2005 2006 EUR 3.22
       for FY 2004 2005 EUR 1.96 for FY 2003

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.338-42 of
       the French Commercial Code, approves said report
       and the agreements referred to therein

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-42-1 of
       the French Commercial Code, approves said report
       and the agreements referred to therein

O.6    Appoint Mr. Nicole Bouton as a Director for               Mgmt          For                            For
       4 year period

O.7    Approve to award total annual fees of EUR 670,000.00      Mgmt          For                            For
       to the Board of Directors

O.8    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 250.00, maximum number
       of shares to be acquired: 10,961,187 shares,
       maximum funds invested in the share buybacks:
       EUR 2,740,296,750.00 this authorization is
       given for a 18-month period the shareholders'
       meeting, to take all necessary measures and
       accomplish all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       NOV 2006 in its Resolution 7

E.9    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24-month
       period this authorization is given for a 24-month
       period the surplus of the cost price of the
       cancelled shares on their nominal value will
       be imputed on the post issuance premium, or
       to any over available reserves, included the
       legal reserves the shareholders' meeting, to
       take all necessary measures and accomplish
       all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       NOV 2006 in its Resolution 8

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       170,000,000.00, by issuance, with preferred
       subscription rights maintained, of shares and
       or debt securities this amount shall count
       against the overall value set forth in Resolutions
       11, 12, 13, 14, 16 and 20, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 5,000,000,000.00, this
       amount shall not count against the overall
       value set forth in Resolution 15; [Authority
       expires at the end of 26-month period]; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 NOV 2005 in its Resolution 18
       and to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       68,000,000.00, by issuance, without preferred
       subscription rights maintained, of shares and
       or debt securities this amount shall count
       against the overall value set forth in Resolutions
       12, 13, 14 and 20 the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 4,000,000,000.00 this amount
       shall count against the overall value set forth
       in resolution number 10 this amount shall not
       count against the overall value set forth in
       resolution number 15 this authorization is
       granted for a 26-month period this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       NOV 2005 in its resolution number 19 the shareholders'
       meeting, to take all necessary measures and
       accomplish all necessary formalities

E.12   Approve that the Board of Director may decide             Mgmt          For                            For
       to increase the number of securities to be
       issued in the event of a capital increase with
       or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15% of the initial issue, this amount shall
       count against the overall value set forth in
       Resolution 10; this delegation is granted for
       a 26-month period this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 NOV 2005
       in its Resolution 20

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital this amount
       shall count against the overall value set forth
       in Resolution 11;  this authorization is granted
       for a 26-month period the shareholders' meeting,
       to take all necessary measures and accomplish
       all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       NOV 2005 in its resolution number 21

E.14   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, this issuance
       should not exceed 20% of the share capital,
       in consideration for securities tendered in
       a public exchange offer initiated by the Company
       concerning the shares of another Company; this
       authorization is granted for a 26-month period
       the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favour of beneficiary the amount
       of the capital increase shall count against
       the overall value set forth in Resolution 11
       the shareholders' meeting, to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 NOV 2005 in its
       Resolution 22

E.15   Authorize the Board of Directors, on one or               Mgmt          For                            For
       more occasions, in France or abroad, to issue
       debt securities giving the right to the allocation
       of warrants the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 5,000,000,000.00 this amount shall count
       against the overall value set forth in Resolutions
       10 and 11; this authorization is granted for
       a 26-month period the shareholders' meeting,
       to take all necessary measures and accomplish
       all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       NOV 2005 in its Resolution 23

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 170,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the by-laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods
       this authorization is given for a 26-month
       period this amount shall count against the
       overall value set forth in resolution number
       10 the shareholders' meeting, to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 NOV 2005 in its
       Resolution 24

E.17   Approve to divide the shares nominal value by             Mgmt          For                            For
       2 and to exchange 1 former shares of EUR 3.10
       nominal value against 2 new shares of EUR 1.55
       nominal value each consequently, the shareholder's
       meeting decides that the division of the nominal
       will come into effect the 15 JAN 2008 and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.18   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate officers of the Company and related
       Companies they may not represent more than
       1% of the share capital this amount shall not
       count against the overall value set forth in
       the previous resolution the present delegation
       is given for a 38-month period this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       NOV 2005 in its resolution number 25 the shareholders'
       meeting, to take all necessary measures and
       accomplish all necessary formalities the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiary

E.19   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in one or more issues, with the issuance of
       bound of shares subscription, before the end
       of the period of public offer initiated by
       the Company the maximum global amount of issuance
       of the bound of shares should not exceed EUR
       145,000,000.00 this authorization is granted
       for a 18-month period the shareholders' meeting,
       to take all necessary measures and accomplish
       all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       NOV 2006 in its Resolution 10

E.20   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       Members of a Company savings plan this delegation
       is given for a 26-month period and for a nominal
       amount that shall not exceed 2% of the share
       capital this amount shall count against the
       overall value set forth in resolution number
       11 the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favour of Employees and Corporate
       officers of the Company who are Members of
       a Company savings plan this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 07 NOV 2006
       in its resolution number 11 the shareholders'
       meeting, to take all necessary measures and
       accomplish all necessary formalities

E.21   Amend Article 32 of the Bylaws                            Mgmt          For                            For

E.22   Approve to grant full powers to the bearer of             Mgmt          For                            For
       an original, a copy or extract of the minutes
       of this meeting to carry out all filings, publications
       and other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN ONE SPECIFIED CONDITION [RESOLUTION 15 OMITTED]
       IN RESOLUTION E.10. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PERSIMMON PLC                                                                               Agenda Number:  701508016
--------------------------------------------------------------------------------------------------------------------------
    Security:  G70202109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0006825383
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Director's and the Auditor's reports          Mgmt          For                            For
       and the financial statements for the YE 31
       DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

4.     Re-elect Mr. Michael Killoran as a Director               Mgmt          For                            For

5.     Re-elect Mr. Hamish Leslie Melville as a Director         Mgmt          For                            For

6.     Re-elect Mr. Richard Pennycook as a Director              Mgmt          For                            For

7.     Re-appoint KPMG Audit PLC as the Auditors of              Mgmt          Against                        Against
       the Company until the conclusion of the next
       AGM and authorize the Board to determine their
       remuneration

S.8    Adopt the draft Articles of Association produced          Mgmt          For                            For
       to the meeting as the Articles of Association
       of the Company in substitution for and to the
       exclusion of its existing Articles of Association
       with effect from the conclusion of the meeting

S.9    Approve, subject to the passing of Resolution             Mgmt          For                            For
       S.8 and with effect with effect from 01 OCT
       2008, to delete Articles 134 to 137 [inclusive]
       of the Articles of Association be deleted in
       their entirely and Article 134 be substituted
       as specified and the remaining Articles be
       renumbered

10.    Amend to the Persimmon Plc Savings Related Share          Mgmt          For                            For
       Option Scheme 1998 as specified and authorize
       the Directors to do all the things they consider
       necessary to effect these amendments

11.    Amend the Persimmon Plc Executive Share Option            Mgmt          For                            For
       Scheme 1997, the Persimmon Plc Company Share
       Option Plan 1997 and the Persimmon Plc Term
       Incentive Plan to allow the use of treasury
       shares as specified and authorize the Directors
       to do all the things they consider necessary
       to effect these amendments

S.12   Authorize the Company to purchase its own shares          Mgmt          For                            For

13.    Approve to renew the authority to the Directors           Mgmt          For                            For
       to allot shares

S.14   Approve to renew the authority to the Directors           Mgmt          For                            For
       to disapply pre-emption rights




--------------------------------------------------------------------------------------------------------------------------
 PETRO CDA                                                                                   Agenda Number:  701551194
--------------------------------------------------------------------------------------------------------------------------
    Security:  71644E102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CA71644E1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Ron A. Brenneman as a Directors                 Mgmt          For                            For

1.2    Elect Mr. Gail Cook-Bennett as a Directors                Mgmt          For                            For

1.3    Elect Mr. Claude Fontaine as a Directors                  Mgmt          For                            For

1.4    Elect Mr. Paul Haseldonckx as a Directors                 Mgmt          For                            For

1.5    Elect Mr. Thomas E. Kierans as a Directors                Mgmt          For                            For

1.6    Elect Mr. Brain F. MacNeill as a Directors                Mgmt          For                            For

1.7    Elect Mr. Maureen McCaw as a Directors                    Mgmt          For                            For

1.8    Elect Mr. Paul D. Melnuk as a Directors                   Mgmt          For                            For

1.9    Elect Mr. Guylaine Saucier as a Directors                 Mgmt          For                            For

1.10   Elect Mr. James W. Simpson as a Directors                 Mgmt          For                            For

1.11   Elect Mr. Daniel L. Valot as a Directors                  Mgmt          For                            For

2.     Appoint of Deloitte & Touche LLP as Auditors              Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 PETROPLUS HOLDINGS AG, ZUG                                                                  Agenda Number:  701537827
--------------------------------------------------------------------------------------------------------------------------
    Security:  H6212L106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CH0027752242
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 444432, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of the Company and the consolidated
       financial statements 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and Members of the Senior Management

3.1    Re-elect Mrs. Maria Livanos Cattaui to the Board          Mgmt          For                            For
       of Directors

3.2    Re-elect Dr. Walter Grueebler to the Board of             Mgmt          For                            For
       Directors

3.3    Re-elect Mr. Parick Power to the Board of Directors       Mgmt          For                            For

4.     Approve the editorial amendment to the Articles           Mgmt          Abstain                        Against
       of Association

5.     Re-elect Ernst & Young Ltd,  Zurich                       Mgmt          For                            For

6.     Approve the creation of authorized share capital          Mgmt          For                            For
       in the amount of CHF 86,751,000

7.     Approve to reduce the share capital by repayment          Mgmt          For                            For
       of an amount of CHF 1 par value per share to
       shareholders




--------------------------------------------------------------------------------------------------------------------------
 PEUGEOT SA, PARIS                                                                           Agenda Number:  701553667
--------------------------------------------------------------------------------------------------------------------------
    Security:  F72313111                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  FR0000121501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the executive committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approve
       the Company's financial statements for the
       YE in 31 DEC 2007, as presented and showing
       income of EUR 525,580,339.33

O.2    Receive the reports of the executive committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors, approve
       the consolidated financial statements for the
       said FY, in the form presented to the meeting

O.3    Approve the distributable income [that is the             Mgmt          For                            For
       income for the FY of EUR 525,580,339.33 increased
       by the prior retained earnings of EUR 632,089,020.00]
       amounts to EUR 1,157,669,360.06 and resolves
       that it will be appropriated as follows: to
       the shares: EUR 351,420,447.00 to the other
       reserves: EUR 100,000,000.00 to the retained
       earnings: EUR 706, 248,913.06, receive a net
       dividend of EUR 1.50 per share, and will entitle
       to the 40% deduction provided by t he French
       Tax Code, this dividend will be paid on 04
       JUN 2008; in the event that the Company holds
       some of its own shares on the day the dividends
       are paid, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account; as required by law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 1.35 for FY 2004,
       EUR 1.35 for FY 2005, EUR 1.35 for FY 2006

O.4    Approve to renews the appointment of Mr. Marc             Mgmt          Against                        Against
       Friedel as a Member of the Supervisory Board
       f or a 6 year period

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       regulated agreements, approve said report and
       the agreements referred to therein

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.90.1 of
       the French Commercial Code, approve the agreements
       referred to said report, that is the terms
       related to Mr. Christian Streiff's employment
       contract recovery, once its term of office
       is ended

O.7    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.90.1 of
       the French Commercial Code, approve the agreements
       referred to said report, that is the terms
       related to Mr. Jean Philippe Collin's employment
       contract recovery, once its term of office
       is ended

O.8    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.90.1 of
       the French Commercial Code, approve the agreements
       referred to said report, that is the terms
       related to Mr. Gilles Michel's employment contract
       recovery, once its term of office is ended

O.9    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.90.1 of
       the French Commercial Code, approve the agreements
       referred to said report, that is the terms
       related to Mr. Gregoire Oiivier's employment
       contract recovery, once its term of office
       is ended

O.10   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.90.1 of
       the French Commercial Code, approve the agreements
       referred to said report, that is the terms
       related to Mr. Roland Vardenega's employment
       contract recovery, once its term of office
       is ended

O.11   Approve to award total annual fees of EUR 6               Mgmt          For                            For
       00,000.00 to the Members of the Supervisory
       Board

O.12   Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 65.00, maximum number of
       shares to be acquired: 17,000,000 shares; [Authority
       expires at the end of the 18 month period],
       it supersedes the authorization granted by
       the shareholders' meeting of 23 MAY 2007

E.13   Grants all powers to the Executive Committee              Mgmt          For                            For
       to reduce the share capital, on one or more
       occasions and at its sole discretion, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10% of the share capital
       over a 24 month period, authorize the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.14   Authorize the Executive Committee to make use             Mgmt          Against                        Against
       in whole or in part, of the various delegation
       s and authorizations given to it by virtue
       of Resolutions 12 and 13 and Resolutions 10,
       11 and 12 for the shareholders' meeting of
       23 MAY, 2007, in accordance with the legal
       provisions in force, during periods when cash
       or stock tender offers are in effect for the
       Company's shares for a 18 month period, starting
       from the date of the present meeting

E.15   Authorize the Executive Committee to proceed,             Mgmt          Against                        Against
       in one or more issues, in a public offering,
       with the issuance of a maximum number of 160,000,000
       Peugeot S.A, equity warrants, consequently,
       to increase the capital by a maximum nominal
       value of EUR 160,000,000.00 [this amount shall
       count against the capital increases carried
       out by virtue of Resolutions 10, 11 and 12
       of the shareholders' meeting of 23 MAY 2007
       and of the previous Resolution 14], the shareholders'
       meeting resolves that said warrants will be
       allocated for free in favor of all shareholders
       having this quality before the public offer
       period is ended decides to cancel the shareholders'
       preferential subscription rights, to the executive
       committee to take all necessary measures and
       accomplish all necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 PHILIPS ELECTRS N V                                                                         Agenda Number:  701469783
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6817P109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  NL0000009538
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Speech President.                                         Non-Voting

2a     Adoption of the 2007 financial statements.                Mgmt          For                            For

2b     Explanation of policy on additions to reserves            Non-Voting
       and dividends.

2c     Adoption of the dividend to shareholders of               Mgmt          For                            For
       EUR 0.70 per common share.

2d     Discharge of the responsibilities of the members          Mgmt          For                            For
       of the Board of Management.

2e     Discharge of the responsibilities of the members          Mgmt          For                            For
       of the Supervisory Board.

3      Re-appointment of KPMG Accountants N.V. as external       Mgmt          For                            For
       auditor of the Company.

4a     Re-appointment of Mr. K.A.L.M. van Miert as               Mgmt          Against                        Against
       member of the Supervisory Board.

4b     Re-appointment of Mr. E. Kist as member of the            Mgmt          For                            For
       Supervisory Board.

5      Amendment of the Long-Term Incentive Plan.                Mgmt          For                            For

6      Amendment of the remuneration policy for the              Mgmt          For                            For
       Board of Management.

7      Amendment of the remuneration of the members              Mgmt          For                            For
       of the Supervisory Board.

8      Amendment of the Articles of Association.                 Mgmt          For                            For

9a     Authorization of the Board of Management to               Mgmt          For                            For
       issue or grant rights to acquire shares.

9b     Authorization of the Board of Management to               Mgmt          For                            For
       restrict or exclude the pre-emption right accruing
       to shareholders.

10     Cancellation of shares.                                   Mgmt          For                            For

11a    Authorization of the Board of Management to               Mgmt          For                            For
       acquire shares in the Company.

11b    Renewal of the authorization of the Board of              Mgmt          For                            For
       Management referred to under 11 sub a to acquire
       additional shares in the Company in connection
       with the share repurchase program.

12     Any other business.                                       Non-Voting

       BLOCKING IS NOT APPLICABLE SINCE A RECORD DATE            Non-Voting
       HAS BEEN SETUP ON MARCH 5, 2008. ALSO, PLEASE
       NOTE THAT VOTE INSTRUCTIONS RECEIVED AFTER
       VOTE DEADLINE DATE ARE CONSIDERED LATE. LATE
       VOTES ARE PROCESSED ON A BEST EFFORT BASIS.




--------------------------------------------------------------------------------------------------------------------------
 PIONEER CORPORATION                                                                         Agenda Number:  701610455
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63825145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3780200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

3.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIRELLI & C.SPA, MILANO                                                                     Agenda Number:  701417289
--------------------------------------------------------------------------------------------------------------------------
    Security:  T76434108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  IT0000072725
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 430047 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       12 DEC 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Appoint 1 Director                                        Mgmt          For                            For

E.1    Approve the voluntary reduction of the share              Mgmt          For                            For
       capital from EUR 2,791,311,344.64 to EUR 1,556,692,865.28, according to the provisions of Article 2445
       of the Italian Civil Code, through reduction
       of the nominal value of ordinary shares and
       of the savings shares in order to partly repay
       the shareholders and partly optimize the financial
       structure of the Company and amend Article
       5 of the Company's By-laws; inherent and consequent
       resolutions; grant powers

E.2    Amend the Article 10 [Administration of the               Mgmt          For                            For
       Company] and Article 16 [Board of Statutory
       Auditors], inherent and consequent resolutions,
       grant powers




--------------------------------------------------------------------------------------------------------------------------
 PIRELLI & C.SPA, MILANO                                                                     Agenda Number:  701512320
--------------------------------------------------------------------------------------------------------------------------
    Security:  T76434108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000072725
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT POWERS BESTOWAL DIRECTORS WILL           Non-Voting
       BE APPOINTED BY SLATE VOTING. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Approve the financial statements as of 31 DEC             Mgmt          For                            For
       07; resolutions related thereto

O.2    Appoint the Board of Directors Members by stating         Mgmt          For                            For
       Members number, term of office and their annual
       emolument

O.3    Appoint 1 permanent Internal Auditor                      Mgmt          For                            For

O.4    Authorize the External Auditors for auditing              Mgmt          For                            For
       activity related to 9 years term 2008-2016

O.5    Approve the proposal to buy own shares and dispose        Mgmt          For                            For
       of them; resolutions related thereto

E.1    Amend some Articles of the By Law, Article 7              Mgmt          For                            For
       [meeting], 10 [Management of the Company] and
       Article 16 [internal Auditors]; resolutions
       related thereto




--------------------------------------------------------------------------------------------------------------------------
 PLAYMATES HOLDINGS LTD, HIMILTON                                                            Agenda Number:  701535164
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7130P204                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  BMG7130P2040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Chan Chun Hoo, Thomas as a Director          Mgmt          For                            For

3.2    Re-elect Mr. Lo Kai Yiu, Anthony as a Director            Mgmt          For                            For

3.3    Re-elect Mr. Tsim Tak Lung as a Director                  Mgmt          For                            For

4.     Appoint the Auditors                                      Mgmt          For                            For

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 in the capital of the Company
       during the relevant period on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company Act 1981 of Bermuda
       is to be held Bye- law]

5.B    Authorize the Directors of the Company to issue,          Mgmt          For                            For
       allot and deal with unissued shares in the
       capital of the Company, and to make or grant
       offers, agreements and options or other rights,
       and issue warrants and other securities, which
       would or might require the exercise of such
       power during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to ; i) a rights issue;
       ii) any share option plan or similar arrangement
       of the Company from time to time adopted for
       the grant plan or similar arrangements of the
       Company and/or any of its subsidiaries of shares
       or right to subscribe or otherwise acquire
       shares of the Company; or iii) the exercise
       of subscription rights; or iv) any scrip dividend
       scheme or similar arrangement ; or v) any adjustments
       after the date of grant or issue of any options,
       warrants or other securities referred to above,
       in the price at which share shall be subscribed,
       and/or the numbers of shares which shall be
       subscribed, on exercise of relevant rights
       under such options, rights to shall be subscribed,
       warrants or others securities. Such adjustments
       being made in accordance with, r as contemplated
       by, the terms of such options, warrants or
       other securities; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Act 1981 of Bermuda or the Company's
       Bye-Laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       No. 5A, to extend the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5B, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 5A, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 PORSCHE AUTOMOBIL HOLDING SE, STUTTGART                                                     Agenda Number:  701430263
--------------------------------------------------------------------------------------------------------------------------
    Security:  D61577108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jan-2008
        ISIN:  DE0006937733
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 JAN 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006/2007 FY with the
       report of the Supervisory Board, the Group
       financial statements and Group annual report

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 965,000,000 as follows: payment
       of a dividend of EUR 21.94 per ordinary share
       and EUR 22 per preferred share, EUR 580,525,000
       shall be allocated to the revenue reserves,
       ex-dividend and payable date: 28 JAN 2008

3.     Ratification of the acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board

5.     Resolution on a capital increase from Company             Non-Voting
       reserves, a subsequent stock split, and the
       corresponding amendment to the Articles of
       Association; the share capital of EUR 45,500,000
       shall be increased by EUR 129,500,000 to EUR
       175,000,000 through the conversion of capital
       reserves of EUR 129,500,000 without the issue
       of new shares; the increased share capital
       of EUR 175,000,000 shall be redenominated by
       way of a 10-for-1 stock split into 175,000,000
       shares with a theoretical par value of EUR
       1 each

6.     Amendments to the Articles of Association as              Non-Voting
       follows: Section 11(4)2, regarding Members
       of the Supervisory Board being authorized to
       participate in Supervisory Board meetings by
       video conference or conference calls, Section
       11(5)-deletion Section 18, regarding the deadline
       for registering to attend the shareholders'
       meeting being the seventh day prior to the
       meeting date and registration including proof
       of shareholding as per the 21st day prior to
       the meeting date Section 21(3), regarding elections
       and removals of shareholders to or from the
       Supervisory Board requiring a majority of at
       least three-quarters of the votes Section 22-deletion




--------------------------------------------------------------------------------------------------------------------------
 PORTUGAL TELECOM SGPS S A                                                                   Agenda Number:  701463779
--------------------------------------------------------------------------------------------------------------------------
    Security:  X6769Q104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  PTPTC0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT FOR EVERY 500 SHARES YOU HAVE            Non-Voting
       1 VOTING RIGHT. THANK YOU.

1.     Approve the Management report, balance sheet              Mgmt          For                            For
       and accounts for 2007

2.     Approve the consolidated Management report,               Mgmt          For                            For
       balance sheet and accounts for 2007

3.     Approve the application of profits                        Mgmt          For                            For

4.     Approve the general appraisal of the Company              Mgmt          For                            For
       Management and Supervision

5.     Ratify the appointment of the new Members of              Mgmt          For                            For
       the Board of Directors to complete the 2006-2008
       term of Office

6.     Approve the acquisition and disposal of own               Mgmt          For                            For
       share

7.     Approve to reduce the share capital up to EUR             Mgmt          For                            For
       3,077,400 for the purpose of releasing excess
       capital in connection with a Share Buyback
       Programme, through the cancellation of up to
       102,580,000 shares representing up to 10% of
       the share capital to be acquired as a result
       of the implementation of this resolution, as
       well as on related reserve and on the corresponding
       amendment to Paragraphs 1 and 2 of Article
       4 of the Articles of Association, in order
       to complete the Share Buyback Program included
       in the shareholder remuneration package announced
       in February 2007 by the Board of Directors
       during the Public Tender Offer that had been
       launched over the Company

8.     Approve, pursuant to Paragraph 4 of Article               Mgmt          For                            For
       8 of the Articles of Association on the parameters
       applicable in the event of any issuance of
       bonds convertible into shares that may be resolved
       upon by the Board of Directors

9.     Approve the suppression of the pre-emptive rights         Mgmt          For                            For
       of shareholders in the subscription of any
       issuance of Resolution 8 hereof as may be resolved
       upon by the Board of Directors

10.    Approve the issuance of bonds and other securities        Mgmt          For                            For
       whatever nature by the Board of directors,
       and namely on the fixing of value of such securities
       in accordance with Paragraph 3 of Article 8
       Sub-Paragraph 1(E) of Article 15 of the Articles
       of Association

11.    Approve the acquisition and disposal of own               Mgmt          For                            For
       bonds and other own securities

12.    Approve the remuneration of the Members of the            Mgmt          Against                        Against
       Compensation Committee




--------------------------------------------------------------------------------------------------------------------------
 POTASH CORP SASK INC                                                                        Agenda Number:  701559328
--------------------------------------------------------------------------------------------------------------------------
    Security:  73755L107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA73755L1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Receive the consolidated financial statements             Non-Voting
       of the Corporation for the FYE 31 DEC 2007,
       and the report of the Auditors thereon

1.1    Elect Mr. W.J. Doyle as a Director                        Mgmt          For                            For

1.2    Elect Mr. J.W. Estey as a Director                        Mgmt          For                            For

1.3    Elect Mr. W. Fetzer III as a Director                     Mgmt          For                            For

1.4    Elect Mr. C.S. Hoffman as a Director                      Mgmt          For                            For

1.5    Elect Mr. D.J.Howe as a Director                          Mgmt          For                            For

1.6    Elect Mr. A.D. Laberge as a Director                      Mgmt          For                            For

1.7    Elect Mr. K.G. Martell as a Director                      Mgmt          For                            For

1.8    Elect Mr. J.J. McCaig as a Director                       Mgmt          For                            For

1.9    Elect Mr. M. Mogford as a Director                        Mgmt          For                            For

1.10   Elect Mr. P.J. Schoenhals as a Director                   Mgmt          For                            For

1.11   Elect Mr. E.R. Stromberg as a Director                    Mgmt          For                            For

1.12   Elect Mr. E. Viyella De Paliza as a Director              Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Corporation

3.     Authorize the Corporation to implement a new              Mgmt          For                            For
       performance option plan as specified

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve the specified shareholder proposal

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 POWER CORP CDA                                                                              Agenda Number:  701548731
--------------------------------------------------------------------------------------------------------------------------
    Security:  739239101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  CA7392391016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       for the YE 31 DEC 2007 and the Auditor's report
       thereon

1.1    Elect Mr. Pierre Beaudoin as a Director                   Mgmt          Against                        Against

1.2    Elect Mr. Laurent Dassault as a Director                  Mgmt          For                            For

1.3    Elect Mr. Andre Desmarais as a Director                   Mgmt          For                            For

1.4    Elect Hon. Paul Desmarais as a Director                   Mgmt          Against                        Against

1.5    Elect Mr. Paul Desmarais, JR. as a Director               Mgmt          For                            For

1.6    Elect Mr. Anthony R. Graham as a Director                 Mgmt          For                            For

1.7    Elect Mr. Robert Gratton as a Director                    Mgmt          For                            For

1.8    Elect Hon. D.F. Mazankowski as a Director                 Mgmt          For                            For

1.9    Elect Mr. Jerry E.A. Nickerson as a Director              Mgmt          For                            For

1.10   Elect Mr. James R. Nininger as a Director                 Mgmt          For                            For

1.11   Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          For                            For

1.12   Elect Mr. Robert Parizeau as a Director                   Mgmt          For                            For

1.13   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          For                            For

1.14   Elect Mr. John A. Rae as a Director                       Mgmt          For                            For

1.15   Elect Mr. Amaury De Seze as a Director                    Mgmt          Against                        Against

1.16   Elect Mr. Emoke J.E.Szathmary as a Director               Mgmt          Against                        Against

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For

3.     Adopt the Executive Stock Option Plan of the              Mgmt          For                            For
       corporation increasing the number of sub-ordinate
       voting shares of the Corporation issuable pursuant
       there to

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 1: Receive the Board of Directors issue
       a report by OCT 2008, at reasonable cost and
       omitting proprietary information, that outlines
       the implications of the tightened federal sanctions
       on investment in Burma in regards to power
       corporation's investment in total S.A., and
       how this investment has been assessed against
       Power Corporation's Corporate social responsibility
       statement and its commitment to the universal
       declaration of human rights

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 2: Approve the power Corporation encourage
       its shareholders to retain their shares with
       a 10% increase of the divided normally paid
       on shares held for more than 2 years

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 3: Approve to vote after a minimum 1 year
       holding period

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 4: Approve the By-Laws of Power Corporation
       provide that, in the event of a merger or acquisition,
       an amount equal to twice the compensatory bonuses
       and benefits paid to officers and Directors
       be paid to the Employee Pension Fund

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 5: Approve the many women as men on the
       Board of Directors of Power Corporation within
       3 years of the adoption

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 6: Approve the remuneration policy regarding
       the compensation of the 5 named Executive Officers
       as well as the fees of Directors of Power Corporation
       be first adopted by the shareholders

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 7: Approve the Power Corporation regulate
       the exercise of options granted to Senior Executives
       and Directors of our Companies by specifying
       that such options cannot be exercised by the
       opines before the end of their term of office

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           Against                        For
       No. 8: Approve the given the serious concerns
       expressed by numerous observes and regulators
       about the impact of hedge funds and sub prime
       mortgage loans on the stability of the financial
       system, and the bank [sic] make public the
       information on its interests, direct or indirect,
       in this type of activity

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           For                            Against
       No. 9: Approve the Power Corporation amend
       the apply a cumulative system of voting to
       the election of the Board of Directors

       Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 POWER FINL CORP                                                                             Agenda Number:  701546395
--------------------------------------------------------------------------------------------------------------------------
    Security:  73927C100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA73927C1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. J. Brian Aune as a Director                     Mgmt          For                            For

1.2    Elect Mr. Andre Desmarais as a Director                   Mgmt          For                            For

1.3    Elect Hon. Paul Desmarais as a Director                   Mgmt          For                            For

1.4    Elect Mr. Paul Desmarais JR. as a Director                Mgmt          For                            For

1.5    Elect Mr. Gerald Frere as a Director                      Mgmt          For                            For

1.6    Elect Mr. Anthony R. Graham as a Director                 Mgmt          For                            For

1.7    Elect Mr. Robert Gratton as a Director                    Mgmt          For                            For

1.8    Elect Hon. D.F. Mazankowski as a Director                 Mgmt          For                            For

1.9    Elect Mr. Jerry E. A. Nickerson as a Director             Mgmt          For                            For

1.10   Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          For                            For

1.11   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          For                            For

1.12   Elect Mr. Raymond Royer as a Director                     Mgmt          For                            For

1.13   Elect Mr. Guy St-Germain as a Director                    Mgmt          For                            For

1.14   Elect Mr. Emoke Szathmary as a Director                   Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Approve the Shareholder Proposal as specified
       in Schedule A to accompanying Management Proxy
       Circular




--------------------------------------------------------------------------------------------------------------------------
 PPR SA, PARIS                                                                               Agenda Number:  701562349
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7440G127                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  FR0000121485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 742,871,437.92, prior retained
       earnings: EUR 1,315 ,650,744.19, balance available
       for distribution: EUR 2,058,522,182.11, legal
       reserve: EUR 0.00, dividends: EUR 441,882,689.55,
       retained earnings EUR 1,616,639,492.56, balance
       available for distribution: EUR 2,058,522,182.11
       the shareholders will receive a net dividend
       of EUR 3.45 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 16 JUN
       2008; in the event that the company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by law, it is reminded that, for
       the last three financial years , the dividends
       paid, were as follows: EUR 3.00 for FY 2007
       EUR 2.72 for FY 2006 EUR 2.52 for FY 2005

O.4    Appoint Mr. M. Jean Pierre Denis as a Director,           Mgmt          For                            For
       for a duration which will expire at the conclusion
       of the ordinary shareholders' meeting which
       will rule on the annual accounts of 2011

O.5    Approve the award total annual fees of EUR 6              Mgmt          For                            For
       10,000.00 to the Directors

O.6    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Deloitte ET Associes as the Statutory Auditor
       for a 6 year period

O.7    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Beas AS Supplying as the Statutory Auditor
       for a 6 y ear period

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 175.00 maximum number of
       shares to be acquired: 10% of the share capital
       maximum funds invested in the share buybacks:
       EUR 2,241,433,775.00, [Authority expires after
       18 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 14 MAY 2007

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       50,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares, bonds and or
       securities; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 1,250,000,000.00, [Authority expires after
       18 month period]; this amount shall count against
       the overall value set forth in resolution 13;
       approve to cancel the shareholders' preferential
       subscript ion rights in favour of credit institutions
       and or Companies governed by the Frenc Insurance
       Law Book or its equivalent abroad; and to take
       all necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 14 MAY 2007

E.10   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PREMAFIN FINANZIARIA SPA-HOLDING DI PARTECIPAZIONI, MILANO                                  Agenda Number:  701503066
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7737Q155                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  IT0001475109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008 AT 11:00 AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT WITH REFERENCE TO THE SECOND             Non-Voting
       ITEM OF THE AGENDA BOARD OF AUDITORS WILL BE
       APPOINTED BY SLATE VOTE. THE SLATES OF CANDIDATES
       CAN BE PRESENTED BY SHAREHOLDERS WHO, INDIVIDUALLY
       OR TOGETHER WITH OTHERS, HOLD AT LEAST 2 PCT
       OF THE VOTING SHARE CAPITAL. THE SLATES, ALONG
       WITH THE REQUIRED DOCUMENTS, MUST BE DEPOSITED
       AT THE COMPANY'S REGISTERED OFFICE AT LEAST
       15 DAYS PRIOR THE FIRST CALL OF THE MEETING.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Received the balance sheet as of 31 DEC 2007,             Mgmt          Abstain                        Against
       Board of Directors reporting on Management,
       Board of Auditors reporting in compliance with
       Article 153 of the Law Decree No. 58 1998 and
       the Auditing Company reporting

2.     Appoint the Board of Auditors and its Chairman            Mgmt          For                            For
       for FY 2008, 2009 and 2010 after determination
       of related emoluments




--------------------------------------------------------------------------------------------------------------------------
 PROMISE CO.,LTD.                                                                            Agenda Number:  701616445
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64083108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3833750007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 PROSIEBEN SAT.1 MEDIA AG, MUENCHEN                                                          Agenda Number:  701572895
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6216S101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2008
        ISIN:  DE0007771172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 20 MAY 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 3,105,742,800.31 as follows:
       payment of a dividend of EUR 1.25 per preferred
       share and EUR 1.23 per ordinary registered
       share EUR 2,835,843,647.31 shall be carried
       forward ex-dividend and payable date: 11 JUN
       2008

3.     Ratification of the acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board

5.     Appointment of the Auditors for the 2008 FY:              Non-Voting
       KPGM Deutsche Treuhand-Gesellschaft AG

6.     By-elections to the Supervisory Board: Messrs.            Non-Voting
       Silke Scheiber and Stefan Dziarski

7.     Renewal of the authorization to acquire own               Non-Voting
       shares the Company shall be authorized to acquire
       own ordinary and/or preferred shares of up
       to 10% of its share capital, on or before 09
       DEC 2009, ordinary shares may be acquired by
       way of a repurchase offer at prices not deviating
       more than 20% from the market price of the
       preferred shares, preferred shares may be acquired
       either through the stock exchange at prices
       neither more than 10%, above, nor more than
       20% below the market price of the shares, or
       by way of a repurchase offer at price s not
       deviating more than 20% from the market price
       of the preferred shares, the Company shall
       be authorized to dispose of the preferred shares
       in a manner other than the stock exchange or
       a rights offering if the shares are offered
       to institutional investors or are floated on
       foreign stock exchanges at a price not materially
       below their market price, further more, the
       Company shall be authorized to use the acquired
       shares for mergers and acquisitions or within
       the scope of the Company's Long Term Incentive
       Plan

8.     Authorization to use derivatives for the acquisition      Non-Voting
       of own shares in connection with item 7, the
       Company may also acquire preferred shares of
       the Company of up to 5% of its share capital,
       at prices neither more than 10% above, nor
       more than 20% below the market price of the
       shares by using call or put options

9.     Approval of the profit transfer agreement with            Non-Voting
       the Company's wholly -owned subsidiaries, Prosieben
       Digital Media GMBH and PSH Entertainment GMBH,
       effective retroactively from 01 JAN 2008, until
       at least 31 DEC 2012

10.    Approval of the control and profit transfer               Non-Voting
       agreement with the Company's wholly-owned subsidiaries,
       Prosiebensat.1 Achte Verwaltungsgesellschaft
       and prosiebensat.1 Neunteverwaltungsgesellschaft,
       effective for a period of at least 5 years




--------------------------------------------------------------------------------------------------------------------------
 PROVIDENT FINANCIAL PLC, BRADFORD                                                           Agenda Number:  701519499
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72783171                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  GB00B1Z4ST84
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       the audited financial statements of the Company
       for the YE 31 DEC 2007

2.     Approve the Directors remuneration report for             Mgmt          No vote
       the YE 31 DEC 2007

3.     Declare the final dividend of 38.1 pence per              Mgmt          No vote
       share on the ordinary shares of 208/11p each
       in respect of the YE 31 DEC 2007 and paid on
       20 JUN 2008 to the holders of such ordinary
       shares on the register of members of the Company
       at the close of business on 16 MAY 2008

4.     Appoint Mr. Chris Gillespie as a Director of              Mgmt          No vote
       the Company

5.     Appoint Mr. Manjit Wolstenholme as a Director             Mgmt          No vote
       of the Company

6.     Re-appoint Mr. Andrew Fisher as a Director of             Mgmt          No vote
       the Company

7.     Re-appoint Mr. John Maxwell as a Director of              Mgmt          No vote
       the Company

8.     Re-appoint Mr. John Van Kuffeler as a Director            Mgmt          No vote
       of the Company

9.     Re-appoint PriceWaterHouse Coopers LLP as the             Mgmt          No vote
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

10.    Authorize the Directors to determine the auditors'        Mgmt          No vote
       remuneration

11.    Authorize the Directors, in substitution for              Mgmt          No vote
       any existing authority and pursuant to Section
       80 of the Companies Act 1985, to allot, grant
       options over, offer or otherwise deal with
       or dispose of any relevant securities [Section
       80] up to an aggregate nominal amount of GBP
       8,975,879 which shall expire on 07 MAY 2013
       [the authorized but unissued share capital];
       [Authority expires the earlier of the next
       AGM of the Company or 30 APR 2003]; and the
       Directors may make allotments during the relevant
       period which may be exercised after the relevant
       period

12.    Authorize, in accordance with sections 366 and            Mgmt          No vote
       367 of the Companies Act 2006, the Company
       and all companies that are its subsidiaries
       at any time during the period for which this
       resolution is effective to make political donations
       to political parties and/or independent election
       candidates not exceeding GBP 50,000 in total
       to make political donations to political organizations
       other than political parties, not exceeding
       GBP 50,000 in total; and incur political expenditure
       not exceeding GBP 50,000 in total; [section
       363 to 365 of the Companies Act 2006]provided
       that the aggregate amount of any such donations
       and expenditure shall not exceeding GBP50,000;[
       Authority expires the earlier of the next AGM
       of the Company or in 2009]

13.    Amend the rules of the provident financial long           Mgmt          No vote
       term Incentive Scheme 2006 in the manners as
       specified in appendix II on page 14 o f this
       document, to be effective on the date upon
       which the remuneration committee of the Company
       adopts

14.    Authorize the Directors, the provident financial          Mgmt          No vote
       PLC 2007 Employee benefit trust [the EBT] ,
       the principal terms of which are summarized
       in appendix III on page 15 of this document,
       with clause 3.11 of the trust deed establishing
       the EBT to issue ordinary shares in the capital
       of the Company to the trustee of the EBT for
       the purposes of satisfying awards made by the
       trustee pursuant to the provident financial
       long term Incentive Scheme 2006

S.15   Authorize the Company, to make market purchases           Mgmt          No vote
       [Section 163 of the Companies Act 1985] of
       its ordinary shares of 20 8/11 pence each in
       the capital of the Company, the Company may
       not purchase more than 13,122,630 ordinary
       shares; and up to 5% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 07 MAY 2009]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares

S.16   Authorize the Directors, in substitution for              Mgmt          No vote
       any existing authority, subject to the passing
       of Resolution 11 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the Companies Act
       1985] for cash pursuant to the authority conferred
       by Resolution 11, disapplying the statutory
       pre-emption rights [Section 89(1) of the Companies
       Act 1985 ], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with a rights issue in favor of
       ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 1,359,981 and c) pursuant
       to any approved and unapproved share option
       scheme; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       07 MAY 2009,]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.17   Adopt the Articles of Association produced to             Mgmt          No vote
       the meeting as the Articles of Association
       of the Company in substitution for and to the
       exclusion of, the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL PLC, LONDON                                                                      Agenda Number:  701540381
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72899100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0007099541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the Directors' report and            Mgmt          For                            For
       financial statements for the YE 31 DEC 2007
       with the Auditor's report thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. K. B. Dadiseth as a Director                 Mgmt          For                            For

4.     Re-elect Ms. K. A. O'Donovan as a Director                Mgmt          For                            For

5.     Re-elect Mr. J.H. Ross as a Director                      Mgmt          For                            For

6.     Re-elect Lord Turnbull as a Director                      Mgmt          For                            For

7.     Elect Sir W. F. W. Bischoff as a Director                 Mgmt          For                            For

8.     Elect Ms. A.F. Godbehere as a Director                    Mgmt          For                            For

9.     Elect Mr. T .C. Thiam as a Director                       Mgmt          For                            For

10.    Re-appoint KPMG Audit Plc as the Auditor until            Mgmt          For                            For
       the conclusion of the next general meeting
       at which the Company's accounts are laid

11.    Authorize the Directors to determine the amount           Mgmt          For                            For
       of the Auditor's remuneration

12.    Declare a final dividend of 12.3 pence per ordinary       Mgmt          For                            For
       share of the Company for the YE 31 DEC 2007,
       which shall be payable on 20 MAY 2008 to shareholders
       who are on the register of Members at the close
       of business on 11 APR 2008

13.    Approve the new remuneration arrangements for             Mgmt          For                            For
       the Chief Executive of M&G including a new
       Long-Term Incentive Plan [the M&G Executive
       Long-Term Incentive Plan], as specified and
       the Chief Executive of M&G participation in
       the M&G Executive Long-Term Incentive Plan,
       as specified and authorize the Directors, to
       do all acts and things which they may consider
       necessary or expedient to implement the arrangements
       and to carry the M&G Executive Long-Term Incentive
       Plan into effect including the making of any
       amendments to the rules as they may consider
       necessary or desirable

14.    Appove to renew, the authority to allot ordinary          Mgmt          For                            For
       shares, without prejudice to any authority
       conferred on the Directors by or pursuant to
       Article 12 of the Company's Articles of Association
       to allot relevant securities [Section 80 of
       the Companies Act 1985]; [Authority expires
       at the end of the next AGM] and for that period
       the Section 80 amount in respect of the Company's
       ordinary shares shall be GBP 41,150,000

S.15   Authorize the Directors, conditional upon the             Mgmt          For                            For
       passing of resolution 14, to allot equity securities
       [Section 94 of the Companies Act 1985] for
       cash pursuant to the authority conferred on
       the Directors by Article 13 of the Company's
       Articles of Association and for this purpose
       allotment of equity securities shall include
       a sale of relevant shares as provided in Section
       94(3A) of that Act as if Section 89(1) of the
       act did not apply, to such allotment provided
       that the maximum aggregate nominal amount of
       equity securities that may be allotted or sold
       pursuant to the authority under Article 13(b)
       is GBP 6,175,000; and [Authority expires at
       the end of the next AGM of the Company]

S.16   Authorize the Company, pursuant to Article 58             Mgmt          For                            For
       of the Company's Articles of Association and
       in accordance with Section 166 of the Companies
       Act 1985, to make market purchases [Section
       163(3) of the Companies Act] of up to 247 Million
       ordinary shares of 5 pence each in the capital
       of the Company, at a minimum price [exclusive
       of expenses] of 5 pence and equal to 105% of
       the average of the middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; [Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2009 or 18 months]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry]

S.17   Adopt the new Articles of Association, as specified,      Mgmt          For                            For
       as the Articles of Association Articles of
       the Company in substitution for, and the exclusion
       of, the existing Articles of Association of
       the Company

S.18   Amend the Articles of Association of the Company          Mgmt          For                            For
       in respect of Directors' qualification shares
       by the deletion of the reference to ' two months'
       and be replaced with a reference to ' one year'

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC POWER CORP OF GREECE                                                                 Agenda Number:  701582884
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7023M103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  GRS434003000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and the consolidated     Mgmt          For                            For
       ones for 2007 and the accounting separated
       financial statements according to law 3426/2005
       Article 20

2.     Approve the dividend distribution for 2007 from           Mgmt          For                            For
       taxed Extraordinary reserve accounts of previous
       uses

3.     Approve the dismissal of Board of Directors               Mgmt          For                            For
       and Auditors from every compensational liability
       for 2007 according to Law 2190/1920 Article
       35

4.     Elect the New Board of Director Member and his            Mgmt          For                            For
       position

5.     Approve the paid Salaries and Compensations               Mgmt          For                            For
       to the Board of Directors for 2007 and pre-approval
       of gross Salaries and Compensations for 2008

6.     Elect the Auditors for 2008 according to the              Mgmt          For                            For
       Association's Articles 31 and 32 and approve
       their Salaries for the particular use

7.     Announcements and Other issues                            Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 PUBLICIS GROUPE SA, PARIS                                                                   Agenda Number:  701560737
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7607Z165                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  FR0000130577
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.60 per share

O.4    Grant discharge to the Management Board                   Mgmt          For                            For

O.5    Grant discharge to the Supervisory Board                  Mgmt          For                            For

O.6    Approve the special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.7    Approve the transaction with Mr. Maurice Levy             Mgmt          For                            For
       regarding competition restriction covenant

O.8    Approve the transaction with Mr. Jack Klues               Mgmt          For                            For
       regarding Competition Restriction Covenant

O.9    Approve the transaction with Mr. Maurice Levy             Mgmt          For                            For
       regarding Severance Payment

O.10   Approve the transaction with Mr. Kevin Roberts            Mgmt          For                            For
       regarding Severance Payment

O.11   Approve the transaction with Mr. Jack Klues               Mgmt          For                            For
       regarding Severance Payment

O.12   Approve the transaction with Mr. David Kenny              Mgmt          Abstain                        Against
       regarding Severance Payment

O.13   Approve the transaction with Mr. Jean-Yves Naouri         Mgmt          Abstain                        Against
       regarding Severance Payment

O.14   Re-elect Mr. Tateo Mataki as a Supervisory Board          Mgmt          For                            For
       Member

O.15   Re-elect Mr. Michel Halperin as a Supervisory             Mgmt          For                            For
       Board Member

O.16   Elect Mr. Claudine Bienaime as a Supervisory              Mgmt          For                            For
       Board Member

O.17   Elect Mr. Tatsuyoshi Takashima as a Supervisory           Mgmt          For                            For
       Board Member

O.18   Acknowledge the ends of term of Mr. Michel David-Weill    Mgmt          For                            For
       and Yutaka Narita as the Supervisory Board
       Members

O.19   Authorize the repurchase of up to 10 % of issued          Mgmt          Against                        Against
       share capital

E.20   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.21   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.22   Approve the Employee Stock Purchase Plan for              Mgmt          For                            For
       International Employees

E.23   Authorize the up to 5 % of issued capital for             Mgmt          For                            For
       use in restricted Stock Plan

E.24   Approve to allow the Management Board to use              Mgmt          Against                        Against
       all outstanding capital authorizations in the
       event of a public tender offer or share exchange
       offer

E.25   Amend the Article 11 of Association Regarding             Mgmt          For                            For
       attendance to Management Board Meetings through
       videoconference and telecommunication, powers
       of the Chairman of the Management Board

E.26   Authorize the filing of required documents/other          Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PUBLISHING AND BROADCASTING LIMITED PBL                                                     Agenda Number:  701390940
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7788C108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  AU000000PBL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the consolidated financial statements             Mgmt          Abstain                        Against
       of the Company and its controlled entities,
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2007

2.1    Re-elect Mr. James Packer as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Clause
       6.1(f) of the Company's Constitution

2.2    Re-elect Mr. Chris Anderson as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with Clause
       6.1(f) of the Company's Constitution

2.3    Re-elect Mrs. Rowena Danziger as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 6.1(f) of the Compan's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

S.4    Approve, for the purposes of Section 260B(1)              Mgmt          For                            For
       and 260B(2) of the Corporations Act, the provision
       by the Company and by subsidiaries of the Company
       of financial assistance, as specified, to assist
       in the acquisition of PBL Shares by Crown under
       the PBL Scheme

5.     Approve, for the purposes as specified, subject           Mgmt          For                            For
       to the passing of the resolution, the PBL Scheme
       at the PBL Scheme Meeting, that the PBL shareholders
       approve the implementation of the recommended
       proposal, including without limitation the
       Capital Reduction Resolution, the Demerger
       Scheme and the Demerger

6.     Approve, for the purposes of Listing Rule 10.14,          Mgmt          For                            For
       to issue 1,150,000 PBL Shares by Mr. Rowen
       Craigie under and in accordance with the PBL
       Executive Share Plan and on the terms as specified

S.7    Approve, subject to and conditional on the Demerger       Mgmt          For                            For
       Scheme coming into effect in accordance with
       Section 411(10) of the Corporations Act, for
       the purposes of Section 157(1) of the Corporations
       Act and for all other purposes, to change the
       name of the Company to Consolidated Media Holdings
       Limited with effect from the Demerger Scheme
       Effective date and amend the Company's Constitution
       accordingly

8.     Approve, subject to and conditional on the Demerger       Mgmt          For                            For
       Scheme Effective Date being achieved, and for
       the purposes of Section 256C(1) of the Corporations
       Act: a) to reduce the capital of the Company
       by AUD 2,440 million; b) to distribute the
       amount as specified, the holder of all the
       ordinary shares issued in the capital of the
       Company on the 2nd business day after the PBL
       Scheme record date, namely Crown Limited, on
       the basis of an equal amount for each such
       PBL share; and (c) to satisfy the Company's
       obligations as specified by applying the sum
       of AUD 2,440 million in satisfaction of the
       equivalent amount that will be owing by Crown
       Limited to the Company as a result of entering
       into the agreements to give effect to the Reorganization




--------------------------------------------------------------------------------------------------------------------------
 PUBLISHING AND BROADCASTING LIMITED PBL                                                     Agenda Number:  701391031
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7788C108                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  AU000000PBL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCH MEETING. THANK             Non-Voting
       YOU.

1.     Approve, pursuant to, and in accordance with,             Mgmt          For                            For
       Section 411 of the Corporations Act, the scheme
       of arrangement proposed between the Company
       and the holders of its ordinary shares as specified
       [with or without modification as approved by
       the Federal Court of Australia]




--------------------------------------------------------------------------------------------------------------------------
 Q.P.CORPORATION                                                                             Agenda Number:  701457978
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64210123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Feb-2008
        ISIN:  JP3244800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Board to Authorize               Mgmt          Against                        Against
       Use of Share Purchase Warrants, Require Shareholders'
       Approval to Adopt Anti-Takeover Defense Measures

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System for Directors
       and Auditors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 QANTAS AIRWAYS LTD                                                                          Agenda Number:  701384581
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q77974105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Nov-2007
        ISIN:  AU000000QAN2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial report,             Non-Voting
       the Directors' report and the Independent Audit
       report of Qantas Airways Limited for the FYE
       30 JUN 2007

2.     Shareholders will be given a reasonable opportunity       Non-Voting
       to ask questions about or comment on the Management
       and Audit of Qantas

3.1    Elect Mr. Leigh Clifford as a Non-Executive               Mgmt          For                            For
       Director of Qantas Airways Limited, who retires
       in accordance with the Constitution

3.2    Re-elect Mr. Mike Codd as a Non-Executive Director        Mgmt          For                            For
       of Qantas Airways Limited, who retiring in
       accordance with the Constitution

3.3    Re-elect Mr. Peter Cosgrove as a Non-Executive            Mgmt          For                            For
       Director of Qantas Airways Limited, who retires
       in accordance with the Constitution

3.4    Re-elect Mr. Garry Hounsell as a Non-Executive            Mgmt          For                            For
       Director of Qantas Airways Limited, who retires
       in accordance with the Constitution

4.1    Approve to issue of 1 million shares to Mr.               Mgmt          For                            For
       Geoff Dixon, the Chief Executive Officer, is
       permitted to participate in the Qantas Deferred
       Share Plan as specified

4.2    Approve to issue 400,000 shares to Mr. Peter              Mgmt          For                            For
       Gregg, the Chief Financial Officer, is permitted
       to participate in the Qantas Deferred Share
       Plan as specified

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2007 [as specified]




--------------------------------------------------------------------------------------------------------------------------
 QBE INSURANCE GROUP LTD                                                                     Agenda Number:  701474013
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q78063114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Apr-2008
        ISIN:  AU000000QBE9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports and the reports             Non-Voting
       of the Directors and the Auditors of the Company
       for the YE 31 DEC 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the FYE 31 DEC 2007

3.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and for all other purposes to grant to
       the Chief Executive Officer, Mr. FM O'Halloran
       of conditional rights over a maximum of 37,250
       ordinary shares in the Company and options
       to subscribe for a maximum of 74,500 unissued
       ordinary shares of the Company and either the
       allotment or transfer of ordinary shares in
       the Company on satisfaction of and subject
       to the conditions attached to the conditional
       rights and on valid exercise of the options
       under the Company's 2007 Deferred Compensation
       Plan

4.     Re-elect Mr. C.L.A. Irby as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Clause
       76 of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 QUEBECOR INC                                                                                Agenda Number:  701619631
--------------------------------------------------------------------------------------------------------------------------
    Security:  748193208                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  CA7481932084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Class B Directors, as specified                 Mgmt          For                            For

2.     Appoint Ernst & Young as the Auditor and authorize        Mgmt          For                            For
       the Board of Directors to fix its remuneration




--------------------------------------------------------------------------------------------------------------------------
 RAIFFEISEN INTERNATIONAL BANK-HOLDING AG, WIEN                                              Agenda Number:  701588696
--------------------------------------------------------------------------------------------------------------------------
    Security:  A7111G104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2008
        ISIN:  AT0000606306
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual statement of the accounts              Mgmt          For                            For
       for the Company and Corporation Group including
       report of the Supervisory Board

2.     Approve the appropriation of net profits                  Mgmt          For                            For

3.     Approve the activities undertaken by Board of             Mgmt          For                            For
       Directors

4.     Approve the activities undertaken by Supervisory          Mgmt          For                            For
       Board

5.     Approve the remuneration for Supervisory Board            Mgmt          For                            For

6.     Elect the Supervisory Board                               Mgmt          For                            For

7.     Elect the balance sheet Auditor for the Company           Mgmt          For                            For
       and Corporation Group

8.     Authorize the Board of Directors to issue convertible     Mgmt          For                            For
       bonds provided consent of Supervisory Board
       during a period of 5 Years starting the day
       of approval in one or more tranches of a total
       face value of up to EUR 2.000.000.000, granting
       conversion or subscription rights to up to
       15.466.750 common bearer shares with no preemptive
       rights of existing shareholders and to decide
       upon terms of issuance, this authorization
       can also be exercised as a guarantee for issuance
       by a subsidiary Company

9.     Approve the conditional capital increase of               Mgmt          For                            For
       the equity capital of up to EUR 47.173.587.50
       by issuing up to 15.466.750 new common bearer
       shares to cover conversion or subscription
       rights arising from convertible bonds mentioned
       under item 8, alteration of statutes

10.    Approve a merger of Raiffeisen International              Mgmt          For                            For
       Group IT, Vienna into Raiffeisen International
       Bank-Holding AG on 31 DEC 2007 without increasing
       equity capital

11.    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       own shares up to an amount of 10% of the equity
       capital during a period of 30 months starting
       the day of approval and to eventually withdraw
       Board of Directors, shall be empowered to take
       other steps for sale than via the S/E of via
       a public offer without preemptive rights of
       existing shareholders provided consent of Supervisory
       Board




--------------------------------------------------------------------------------------------------------------------------
 RALLYE SA, PARIS                                                                            Agenda Number:  701565282
--------------------------------------------------------------------------------------------------------------------------
    Security:  F43743107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  FR0000060618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented,
       earnings for the FY: EUR 39,36 2,293.72

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, consolidated
       earnings for the FY: EUR 833,715,305.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 39,362,293.72 legal reserve
       negative : EUR 1,032 ,469.2 prior retained
       earnings: EUR 97,065,183.56 distributable income
       EUR 135,395,008.08 dividends negative: EUR
       77,728,297.80 balance to retained earnings:
       EUR 57,666,71 0.28 the shareholders will receive
       a net dividend of EUR 1.83 per share, and will
       entitle to the 40 % deduction provided by the
       French Tax Code, the shareholders' meeting
       reminds that an interim dividend of EUR 0.80
       was already paid on 05 OCT 2007, the remaining
       dividend of EUR 1.03 will be paid on 13 JUN
       2008, and will entitle natural persons to the
       50 % allowance, in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be al located to the retained earnings
       account, as required by law, it is reminded
       that, for the last three FY, the dividends
       paid, were as follows: EUR 1.74 for FY 2006
       EUR 1.68 for FY 2005 EUR 1.68 for FY 2004

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L.225.38 of
       the French Commercial Code, approve said report
       and the agreements referred to therein

O.5    Approve to renew the appointment of Mr. Andre             Mgmt          Against                        Against
       Crestey as a Member of the Board of Directors
       for a 1 year period

O.6    Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Chodron De Courcel as a Member of the Board
       of Directors for a 1 year period

O.7    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Dermagne a s a Member of the Board of Director
       s for a 1 year period

O.8    Approve to renew the appointment of Mr. Jacques           Mgmt          Against                        Against
       Dumas as a Member of the Board of Directors
       f or a 1 year period

O.9    Approve to renew the appointment of Mr. Pierre            Mgmt          Against                        Against
       Feraud as a Member of the Board of Directors
       f or a 1 year period

O.10   Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Charles Naouri as a Member of the Board of
       Directors for a 1 year period

O.11   Approve to renew the appointment of Mr. Christian         Mgmt          For                            For
       Paillot as a Member of the Board of Directors
       for a 1 year period

O.12   Approve to renew the appointment of Mr. Gilbert           Mgmt          For                            For
       Torelli as a Member of the Board of Directors
       for a 1 year period

O.13   Approve to renew the appointment of Mr. Finatis           Mgmt          Against                        Against
       as a Membe r of the Board of Directors for
       a 1 year period

O.14   Approve to renew the appointment of Mr. Fonciere          Mgmt          Against                        Against
       Euris as a Member of the Board of Directors
       for a 1 year period

O.15   Approve to renew the appointment of Mr. Euris             Mgmt          Against                        Against
       as a Member of the Board of Directors for a
       1 y ear period

O.16   Appoint Mr. Matignon Corbeil Centre as a Member           Mgmt          Against                        Against
       of the Board of Directors, for a 1 year period

O.17   Appoint Mr. Matignon Diderot as a Member of               Mgmt          Against                        Against
       the Board of Directors, for a 1 year period

O.18   Appoint Mr. Jean Levy as Control Agent for a              Mgmt          For                            For
       1 year period

O.19   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 75.00, maximum number of
       shares to be acquired: 10 % o f the share capital,
       maximum funds invested in the share buybacks:
       EUR 317,000,000.00, this authorization is given
       for a time limit that runs until the general
       meeting called to approve the FY 2008 , at
       the latest by 04 DEC 2008, and to take all
       necessary measures and accomplish all necessary
       formalities

O.20   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.21   Authorize up to 2% of issued capital for use              Mgmt          For                            For
       in restricted stock plan

E.22   Authorize Board to issue free warrants with               Mgmt          Against                        Against
       pre-emptive rights during a public tender offer
       or share exchange

E.23   Authorize the filing of required documents/               Mgmt          For                            For
       other formalities




--------------------------------------------------------------------------------------------------------------------------
 RANDSTAD HOLDING NV                                                                         Agenda Number:  701528575
--------------------------------------------------------------------------------------------------------------------------
    Security:  N7291Y137                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0000379121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.A    Approve the offer and the measures to implement           Mgmt          For                            For
       the offer and the transactions resulting from
       the offer

2.B    Approve to increase the Randstad Holding's authorized     Mgmt          For                            For
       share capital and, subject to the offer being
       declared unconditional [gestanddoening], the
       issue of the new Randstad Holding ordinary
       shares on the settlement date

2.C.1  Appoint Mr. B. Wilkinson to the Executive Board           Mgmt          For                            For
       of Randstad Holding, subject to the offer being
       declared unconditional [gestanddoening] and
       effective as per settlement date

2.C.2  Appoint Mr. G.A. Netland to the Executive Board           Mgmt          For                            For
       of Randstad Holding, subject to the offer being
       declared unconditional [gestanddoening] and
       effective as per settlement date

2.D.1  Appoint Mrs. B.C. Hodson to the Supervisory               Mgmt          For                            For
       Board, subject to the offer being declared
       unconditional [gestanddoening] and effective
       as per settlement date, as specified

2.D.2  Appoint Mr. H.M.E.V. Giscard d'Estaing to the             Mgmt          For                            For
       Supervisory Board, subject to the offer being
       declared unconditional [gestanddoening] and
       effective as per settlement date, as specified

3.     Amend the Randstad Holding Articles of Association        Mgmt          For                            For

4.     Any other business and adjournment                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 RANDSTAD HOLDING NV                                                                         Agenda Number:  701524921
--------------------------------------------------------------------------------------------------------------------------
    Security:  N7291Y137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NL0000379121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Report by the Board of Management for FY 2007             Non-Voting

3.A    Adopt the annual accounts for 2007                        Mgmt          For                            For

3.B    Information on savings and dividend policy                Non-Voting

3.C    Approve the appropriate dividend for 2007                 Mgmt          For                            For

4.A    Grant discharge of the Board of Management                Mgmt          For                            For

4.B    Grant discharge to the Supervisory Board                  Mgmt          For                            For

5.     Appoint the Mr. R. Zwartendijk as the Member              Mgmt          For                            For
       of the Supervisory Board

6.     Appoint the Mr. A.A. Anbeek Vab Der Meijden               Mgmt          For                            For
       as Chairmana of Foundation Administration office
       preferential shares Randstad Holding

7.     Approve the performance related rewards for               Mgmt          For                            For
       the Board of Management in form of shares and
       share options

8.     Approve to make all regulated publications exclusively    Mgmt          For                            For
       in English

9.     Grant authority to purchase Company shares                Mgmt          Against                        Against

10.    Appoint the Auditor                                       Mgmt          For                            For

11.    Any other business and closure                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 RANDSTAD HOLDING NV                                                                         Agenda Number:  701636485
--------------------------------------------------------------------------------------------------------------------------
    Security:  N7291Y137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  NL0000379121
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 17 JUN 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Approve to effect a legal merger between Randstad         Mgmt          For                            For
       Holding NV [Randstad] as the acquiring Company
       and Vedior N.V [Vedior] as the Company ceasing
       to exist

3.     Any other business and closing                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 RANK GROUP PLC                                                                              Agenda Number:  701511671
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7377H121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B1L5QH97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts FYE 31 DEC 2007

2.     Approve the Directors' remuneration report FYE            Mgmt          For                            For
       31 DEC 2007

3.     Re-appoint Mr. Peter Gill as a Director                   Mgmt          For                            For

4.     Re-appoint Mr. John Warren as a Director                  Mgmt          For                            For

5.     Re-appoint PricewaterHouseCoopers LLP as Auditors         Mgmt          For                            For
       to hold office untill the conclusion of the
       next general meeting at which accounts are
       laid before the Company

6.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

7.     Authorize the Directors, in accordance with               Mgmt          For                            For
       the terms of (a) of Article 6 of the Articles
       of Association on the basis that the prescribed
       period ( as specified) shall be the period
       expiring on the date on which the AGM of the
       Company next following this meeting is convened
       and the Section 80 amount shall be GBP 18,800,000

S.8    Authorize the Directors the subject to and conditional    Mgmt          For                            For
       upon the passing as an ordinary resolutions
       of the resolution numbered 7 as specified in
       the notice containing this resolution, and
       empowered in accordance (c ) of Article 6 of
       the Articles of Association on the basis that
       prescribed period[as defined (d ) of the Article]
       shall be expiring on the date for which the
       AGM of the Company next following this meeting
       is convened and the Section 89 amount(as specified)
       shall be GBP 2,700,000

S.9    Authorize the Company, pursuant to Article 4(B)           Mgmt          For                            For
       of the Article Assocation, in accordance with
       Section 166 of the Companies Act 1985, to make
       market purchases [Section 163(3 )] of the Companies
       Act 1985]of up to 58,500,000 ordinary shares
       [13% of the issued share capital] of 50p each
       in the capital of the Company, at a minimum
       price of 13%pence and not more than 5% above
       the average market value for such shares derived
       from the London Stock Exchange Daily Official
       List, for the 5 business days preceding the
       date of purchase; [Authority expires at the
       early conclusion of the AGM of the Company
       in 2009 or 18 months], the Company, before
       the expiry, may make a contract to purchase
       ordinary shares

10.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes its subsidiary during the period
       to which this resolution relates, (a ) to make
       political donations to political parties and
       /or, with effect from 01 OCT 2008, independent
       election candidates not exceeding GBP 25,000
       in total (b ) to make political donations to
       political organizations other than political
       parties not exceeding GBP 25,000 in total (
       c ) to incur political expenditure not exceeding
       GBP 50,000 in total during the period beginning
       with the date of passing this resolution and
       ending at the end of the AGM of the Company
       to be held in 2009 or on the date falling 15
       months from the date of passing of this resolution,
       whichever shall be the earlier the aggregate
       amount of donations made and political expenditure
       incurred by the Company pursuant to this resolution
       shall not exceed GBP 100,000




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER GROUP PLC, SLOUGH                                                         Agenda Number:  701512750
--------------------------------------------------------------------------------------------------------------------------
    Security:  G74079107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB00B24CGK77
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the 2007 report and financial statements            Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          Against                        Against

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Adrian Bellamy [member of the remuneration   Mgmt          For                            For
       committees]

5.     Re-elect Mr. Graham Mackay [member of the remuneration    Mgmt          For                            For
       committees]

6.     Re-elect Mr. Bart Becht                                   Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

8.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       the remuneration

9.     Approve to renew the authority to allot shares            Mgmt          For                            For

S.10   Approve to renew the power to disapply pre-emption        Mgmt          For                            For
       rights

S.11   Approve to renew the authority to purchase own            Mgmt          For                            For
       shares

S.12   Amend the Articles of Association                         Mgmt          For                            For

13.    Approve the electronic communications with shareholders   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC, SLOUGH BERKSHIRE                                                     Agenda Number:  701363222
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company to take            Mgmt          For                            For
       all such action as they may consider necessary
       or appropriate for carrying into effect the
       Scheme of Arrangement dated 11 SEP 2007, between
       the Company and the holders of the Company's
       ordinary shares expressed to be subject to
       that Scheme of Arrangement, in its original
       form or with or subject to any modification,
       addition or condition approved or imposed by
       the Court [the Scheme]; and approve, for the
       purpose of giving effect to the Scheme, to
       reduce the capital of the Company by canceling
       and extinguishing the ordinary shares in the
       Company subject to the Scheme [the Scheme Ordinary
       Shares]; and Approve, forthwith and contingently
       upon the said reduction of capital taking effect:
       to increase the authorized share capital of
       the Company to its former amount by the creation
       of the same number of new ordinary shares in
       the Company [the New Reckitt Benckiser Ordinary
       Share] as is equal to the number of Scheme
       Ordinary Shares cancelled pursuant to this
       resolution [as specified] being equal in their
       aggregate nominal amount to the aggregate nominal
       amount of the Scheme Ordinary Shares cancelled
       pursuant to this resolution [as specified];
       the Company shall apply the credit arising
       in its books of account as a result of such
       reduction of capital in paying up, in full
       at par, the new shares created pursuant to
       this resolution [as specified] and shall allot
       and issue the same, credited as fully paid,
       to Reckitt Benckiser Group Plc and/or its nominee
       or nominees; and authorize the Directors of
       the Company, for the purpose of Section 80
       of the Companies Act 1985, to allot New Reckitt
       Benckiser Ordinary Shares [as specified]; provided
       that: the maximum number of shares which may
       be allotted hereunder is the number [not exceeding
       945,500,000] necessary to effect such allotments;
       [Authority expires on 31 MAR 2008]; and this
       authority shall be in addition to any subsisting
       authority conferred on the Directors of the
       Company pursuant to the said Section 80; and
       amend the Articles of Association of the Company
       by the adoption and inclusion of the new Article
       145 as specified; approve the reduction of
       capita of Reckitt Benckiser Group Plc approved
       at an EGM of Reckitt Benckiser Group Plc [as
       specified]

S.2    Approve to reduce the capital of the Company              Mgmt          For                            For
       by cancelling and extinguishing all the 5%
       cumulative preference shares of GBP 1 each
       [the Reckitt Benckiser Preference Shares] in
       the capital of the Company, in consideration
       for which there shall be repaid to the holders
       of such Reckitt Benckiser Preference Shares,
       whose names appear on the register of the Members
       as such at the close of business on the day
       preceding the effective date of the said reduction
       of capital, the nominal value of such Reckitt
       Bencekiser Preference Shares together with
       an amount equal to any arrears or deficiency
       of the fixed dividend thereon

S.3    Approve to cancel the share premium account               Mgmt          For                            For
       of the Company

S.4    Approve to cancel the capital redemption reserve          Mgmt          For                            For
       of the Company

5.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Senior Executive Share
       Ownership Policy Plan, as specified

6.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Savings Related Share
       Option Plan, as specified

7.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Global Stock Profit Plan,
       as specified

8.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 US Savings-Related Share
       Option Plan, as specified

9.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution S.1 being approved, the operation
       by Reckitt Benckiser Group Plc of the Reckitt
       Benckiser Group 2007 Long Term Incentive Plan,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 RECKITT BENCKISER PLC, SLOUGH BERKSHIRE                                                     Agenda Number:  701363234
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7420A107                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0007278715
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Scheme of Arrangement to be made              Mgmt          For                            For
       between the Company and the Scheme Ordinary
       Shareholders expressed to be subject to that
       Scheme of Arrangement




--------------------------------------------------------------------------------------------------------------------------
 RED ELECTRICA DE ESPANA SA REE, ALCOBANDAS                                                  Agenda Number:  701564999
--------------------------------------------------------------------------------------------------------------------------
    Security:  E42807102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  ES0173093115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 MAY 2008, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. THANK YOU

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting
       CONCERNING RED ELECTRICA ESPA A, S.A. CAN BE
       ALSO BE VIEWED ON THE COMPANYS WEBSITE : http://www.ree.es/ingles/accionistas/junta/convocatoria.asp

1.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the Financial Statements (balance sheet,
       income statement and notes to financial statements)
       and the Management Report of Red El ctrica
       de Espa a, S.A. for the year ended December
       31, 2007.

2.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the Consolidated Financial Statements (consolidated
       balance sheet, consolidated income statement,
       consolidated statement of changes in net worth,
       consolidated cash flow statement and notes
       to the consolidated financial statements) and
       the Management Report of the Consolidated Group
       of Red El ctrica de Espa a, S.A., for the year
       ended December 31, 2007.

3.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the allocation of income at Red El ctrica
       de Espa a, S.A. and distribution of dividends,
       for the year ended December 31, 2007.

4.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the management carried out by the Board
       of Directors of Red El ctrica de Espa a, S.A.
       in 2007.

5.     Reelection and appointment of directors.                  Mgmt          For                            For

6.     Proposed subsidiarization of the activity of              Mgmt          For                            For
       system operator, electricity transmission network
       manager and electricity transmitter, pursuant
       to the mandate provided for in Law 17/2007,
       of July 4.

7.1    Amendment of Article 1; Name and Legal Regime;            Mgmt          For                            For
       and Article 2; Corporate Purpose.

7.2    Amendment of Article 5; Capital stock; Article            Mgmt          Abstain                        Against
       6; Accounting record of shares; and Article
       14 Quorum.

7.3    Amendment of Article 33; Scope of these Bylaws.           Mgmt          For                            For

7.4    Amendment of the Sole Additional Provision;               Mgmt          For                            For
       Special Regime for the State Industrial Holding
       Company; and elimination of the Transitional
       Provisions (One and Two).

8.1    Amendment of Article 6.3; Limitations.                    Mgmt          Abstain                        Against

8.2    Amendment of Article 15.8; Vote.                          Mgmt          Abstain                        Against

9.1    Authorization for the derivative acquisition              Mgmt          For                            For
       of treasury stock on the statutory terms and,
       as the case may be, for the direct award thereof
       to employees and Executive directors of the
       Company and to those of the companies belonging
       to its consolidated group, as compensation.

9.2    Authorization for its award as compensation               Mgmt          For                            For
       to members of the management and to Executive
       Directors of the Company and to those of the
       companies belonging to its consolidated group.

9.3    Revocation of previous authorizations.                    Mgmt          For                            For

10.    Information on the compensation policy of the             Mgmt          For                            For
       Board of Directors of Red El ctrica de Espa
       a, S.A. and ratification of Board resolutions
       setting its compensation for 2007.

11.    Delegation of powers for the full enforcement             Mgmt          For                            For
       of the resolutions adopted by the Shareholders;
       Meeting.

12.    Informing the Shareholders; Meeting of the amendments     Non-Voting
       to the Regulations of the Board of Directors
       approved at the Board Meeting held on December
       20, 2007.

13.    Informing the Shareholders Meeting of the Annual          Non-Voting
       Corporate Governance Report of Red El ctrica
       de Espa a, S.A. for 2007.

14.    Informing the Shareholders Meeting of the items           Non-Voting
       contained in the Management Report relating
       to Article 116 bis of the Securities Market
       Law.

       Please note that there have been some changes             Non-Voting
       in the Board of Directors of Red Electrica.
       All the details related to these changes can
       be found at the following two URLs: http://ww3.ics.adp.com/streetlink_data/dirGPICS/saCB57.doc
       AND  http://ww3.ics.adp.com/streetlink_data/dirGPICS/saCB59.doc




--------------------------------------------------------------------------------------------------------------------------
 REED ELSEVIER NV                                                                            Agenda Number:  701503903
--------------------------------------------------------------------------------------------------------------------------
    Security:  N73430113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  NL0006144495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 442067 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening                                                   Non-Voting

2.     Receive the annual report 2007 and relevant               Non-Voting
       developments

3.     Adopt 2007annual financial statements                     Mgmt          For                            For

4.A    Approve the waiver of claims against the Members          Mgmt          For                            For
       of the Executive Board

4.B    Approve the waiver of claims against the Members          Mgmt          For                            For
       of the Supervisory Board

5.     Declare dividend [Final 2007: Euro 0.311]                 Mgmt          For                            For

6.     Appoint Deloitte Accountants BV as the External           Mgmt          For                            For
       Auditors

7.A    Re-appoint Ms. Lisa Hook as a Supervisory Board           Mgmt          For                            For
       Member

8.A    Re-appoint Sir Crispin Davis as an Executive              Mgmt          For                            For
       Board Member

8.B    Re-appoint Mr. Gerard Van De Aast as an Executive         Mgmt          For                            For
       Board Member

8.C    Re-appoint Mr. Andrew Prozes as an Executive              Mgmt          For                            For
       Board Member

9.A    Amend the remuneration policy                             Mgmt          For                            For

9.B    Amend the fees of Supervisory Board                       Mgmt          For                            For

10.    Authorize the Executive Board to acquire shares           Mgmt          For                            For
       in the Company

11.A   Authorize the combined Board to issue shares              Mgmt          For                            For
       and grant share options

11.B   Authorize the combined Board to restrict or               Mgmt          For                            For
       cancel pre-emptive rights

12.    Other matters                                             Non-Voting

13.    Close of meeting                                          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 RENAULT SA, BOULOGNE BILLANCOURT                                                            Agenda Number:  701488757
--------------------------------------------------------------------------------------------------------------------------
    Security:  F77098105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000131906
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.2    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 3.80 per Share

O.4    Approve the special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Re-elect Mr. Catherine Brechignac as a Director           Mgmt          For                            For

O.6    Re-elect Mr. Charles De Croisset as a Director            Mgmt          For                            For

O.7    Re-elect Mr. Jean-Pierre Garnier as a Director            Mgmt          For                            For

O.8    Appoint Ernst Young Audit as the Auditor and              Mgmt          For                            For
       Gabriel Galet as the Deputy Auditor

O.9    Appoint Deloitte Associes as the Auditor and              Mgmt          For                            For
       BEAS as the Deputy Auditor

O.10   Approve the Auditor's report                              Mgmt          For                            For

O.11   Authorize the repurchase of up to 10% of issued           Mgmt          For                            For
       share capital

E.12   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.13   Approve the Stock Option Plans Grants                     Mgmt          For                            For

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Amend the Articles of Association regarding               Mgmt          For                            For
       length of term for the Directors

E.16   Amend the Articles of Association regarding               Mgmt          For                            For
       attendance to general meetings through videoconference
       and telecommunication

E.17   Amend the Articles of Association regarding               Mgmt          Against                        Against
       age limits for the Directors

O.18   Elect Mr. Thierry Desmaret as a Director                  Mgmt          For                            For

O.19   Authorize the filing of required documents/other          Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 RENTOKIL INITIAL PLC                                                                        Agenda Number:  701540999
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7494G105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB00B082RF11
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts                Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. Andrew Macfarlane as a Director              Mgmt          For                            For

5.     Re-elect Mr. Duncan Tatton-Brown as a Director            Mgmt          For                            For

6.     Appoint Mr. Richard Burrows as a Director                 Mgmt          For                            For

7.     Appoint Mr. William Rucker as a director                  Mgmt          For                            For

8.     Appoint Mr. John McAdam as a Director                     Mgmt          For                            For

9.     Appoint Mr. Alian Brown as a Director                     Mgmt          For                            For

10.    Appoint Mr. Andrew Ranaom as a Director                   Mgmt          For                            For

11.    Re-appoint the PricewaterhouseCoopers LLP as              Mgmt          For                            For
       the Auditors and to authorize the Directors
       to determine the Auditors' remuneration

12.    Approve the Rentokil Initial 2008 share plan              Mgmt          For                            For
       [the 'Plan'] and authorize the Directors to
       give effect to the plan

13.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.14   Approve to display statutory pre-emption rights           Mgmt          For                            For

S.15   Authorize the Board to make market purchases              Mgmt          For                            For
       of the own shares

S.16   Grant authority the making of political donations         Mgmt          For                            For

S.17   Authorize the Company to amend the Articles               Mgmt          For                            For
       of Association to comply with the Companies
       Act 2006




--------------------------------------------------------------------------------------------------------------------------
 REPSOL YPF S A                                                                              Agenda Number:  701508193
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8471S130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  ES0173516115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2008). CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Approve the annual accounts, Management report            Mgmt          For                            For
       and application of earnings, all for the YE
       31 DEC 2007

2.     Approve the modification of Article 49 of By              Mgmt          For                            For
       Laws

3.1    Elect Mr. Isidre Faine Casas as a Director                Mgmt          For                            For

3.2    Elect Mr. Juan Maria Nin Genova as a Director             Mgmt          For                            For

4.     Appoint the accounts Auditors                             Mgmt          For                            For

5.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares, overruling the agreement reached in
       the GM of 09 MAY 2007

6.     Authorize the Board ot ratify and execute approved        Mgmt          For                            For
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 RESONA HOLDINGS,INC.                                                                        Agenda Number:  701620191
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6448E106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3500610005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REUTERS GROUP PLC, LONDON                                                                   Agenda Number:  701478112
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7540P109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  GB0002369139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the scheme of arrangement of the Company dated
       29 FEB 2008, in its original form or subject
       to such modification, addition or condition
       or improved by the Court [the scheme] and conditional
       on the passing of resolution number 5; sub-divided
       at the reorganization record time[as specified]
       the scheme shares[as specified in the scheme]
       in the case of scheme shares held by a scheme
       shareholder [as specified in the scheme], each
       scheme share shall be sub-divided and reclassified
       into one A share of 12.5 pence [the A shares]
       and one B share of 12.5pence [the B shares],
       such A shares and B shares having the rights
       set out in new Article 3, pursuant to sub-point
       (B) of this resolution; in any case where a
       scheme shareholder makes a valid loan note
       election [as specified in the scheme] [which
       loan note election is to be satisfied under
       the terms of the Loan Note Option [as specified
       in the scheme] the scheme shares shall be subdivided
       and reclassified as provided in this resolution
       but on the basis that the subdivision and reclassification shall be into A shares, B shares and C shares
       where: 1) the number A shares which would otherwise
       result from the subdivision and reclassification
       set out above is reduced by the number of C
       shares determined pursuant to sub-point (3)
       below; 2) the number of B shares is determined
       as provided above; 3) in addition to any A
       shares [as reduced by the number of C shares
       calculated in accordance with this sub-point
       (3)] and B shares into which such scheme shares
       are to be subdivided and reclassified, such
       scheme shares shall be sub-divided and reclassified
       into one C ordinary shares of 12.5pence each
       [C shares] for each 352.5pence of cash entitlement
       for which such a valid loan note election has
       been made [any fraction of a penny being rounded
       down] such C shares having the rights set out
       in new Article 3(B) to be adopted pursuant
       to sub-(B) of this resolution; and for the
       purposes of this sub-point (A), each portion
       of a Member's holdings which is recorded in
       the register of Members of the Company by reference
       to a separate designation immediately prior
       to the reorganization record time, whether
       in certificated or uncertificated form, shall
       be treated as though it were a separate holding
       held at such time by a separate person; amend
       the Article 3 of the Articles of the Association
       of the Company shall be replaced by the following
       new Article 3: as specified; amend the Article
       f.9 of the Articles of the Association of the
       Company shall be replaced by the following
       new Article F.9: as specified; approve the
       subdivisions and reclassifications referred
       to in sub-point (A) above taking effect, the
       capital of the Company be reduced by canceling
       and extinguishing all the A shares, the B shares,
       the C shares the reuters founders share [as
       specified in the scheme]; forthwith and contingently
       upon the said reduction of capital referred
       to in sub-point (C) taking effect and notwithstanding
       any other provision in the Company's Articles
       of Association i) the capital of the Company
       be increased to its former amount by the creation
       of such number of ordinary shares of 25pence
       each in the capital of the Company as shall
       have an aggregate nominal value equal to the
       aggregate of the nominal values of the A shares,
       B shares, C shares and the reuters founders
       share cancelled pursuant to sub-point (1)(c)
       above and such ordinary shares shall have the
       rights set out in the Company's Articles of
       Association; ii) the reserve arising in the
       books of the Company as a result of the said
       reduction of capital be applied in paying up
       in full at par the ordinary shares so created,
       such ordinary shares to be allotted and issued
       credited as fully paid to TR [2008] or its
       nominees(s) in accordance with the terms of
       the schemes; iii) authorize the Directors,
       for the purpose of Section 80 of the Companies
       Act 1985, to allot the ordinary shares referred
       to in sub-paragraph (E)(I) above, provided
       that (1) the maximum aggregate nominal amount
       of shares which may be allotted hereunder is
       GBP 316,224,519 (2); [Authority expires on
       the 5th anniversary of this resolution]:and
       (3) this authority shall be in addition and
       without prejudice to any other authority under
       the said Section 80 previously granted and
       in force on the date on which this resolution
       is passed ; approve the reduction of the capital
       to in the scheme does not become effective
       by 7.00 p.m on the 5th business day following
       the reorganization record time, or such later
       time and date as may think fit or impose [the
       Reversal time] i) the subdivisions and reclassifications
       effected by sub-point (A) above shall be reversed
       and all of the A shares, the B shares and the
       C shares held by each holder shall be consolidated
       into one shares and subdivided into ordinary
       shares of 25 pence each accordingly; and ii)amend
       the Article 3 of the Articles of Association
       of the Company shall be replaced by the following
       new Article 3: as specified; approve the condtional
       on the scheme becoming effective, the Company's
       shares be delisted from official list of the
       UK lisintg authoriy

S.2    Approve, subject to the scheme becoming effective,        Mgmt          For                            For
       the Thomson Reuters PLC reduction of capital
       [as described in Section 3 of part VI of the
       circular to shareholders dated 29 FEB 2008]
       as specified; authorize the Directors of Thomson
       Reuters PLC to take all such action as they
       may consider necessary or appropriate for carrying
       such reduction of capital into effect

S.3    Amend the Article of Association of the Company           Mgmt          For                            For
       in inclusion of the new Article 3(C) as specified

S.4    Amend the Article 3 of the Article Association            Mgmt          For                            For
       of the Company be replaced in the new Article
       3 as specified

5.     Approve the waiver granted by the panel of the            Mgmt          For                            For
       obligation which may otherwise arise, pursuant
       to Rule 9 of the Code, for the Woodbridge Company
       Limited and its affiliates to make a general
       offer to the shareholders of Thomson Reuters
       PLC for all issued ordinary shares in the capital
       of Thomson Reuters PLC

6.     Approve, subject to the scheme becoming effective,        Mgmt          For                            For
       the Thomson Reuters Stock Incentive Plan,the
       principal terms of which are summarized at
       Section 23.1of Part XVIII of the circular to
       shareholders dated 09 FEB 2008

7.     Approve subject to the scheme becoming effective,         Mgmt          For                            For
       the Thomson Reuters Phantom Stock Plan,the
       principal terms of which are summarized in
       Section 23.2 of Part XVIII of the circular
       to shareholders dated 09 FEB 2008

8.     Approve, subject to the scheme becoming effective,        Mgmt          For                            For
       the Thomson Reuters Deferred Compensation Plan,
       the principal terms of which are summarized
       at Section 23.3of Part XVIII of the circular
       to shareholders dated 09 FEB 2008

9.     Approve, subject to the scheme becoming effective,        Mgmt          For                            For
       the Thomson Reuters Employees Stock Purchase
       Plan,the principal terms of which are summarized
       at section 23.4 of Part XVIII of the circular
       to shareholders dated 09 FEB 2008

10.    Approve, subject to the scheme becoming effective,        Mgmt          For                            For
       the Thomson Reuters Non-Employee Director Share
       Plan,the principal terms of which are summarized
       at Section 23.5 of Part XVIII of the circular
       to shareholders dated 09 FEB 2008




--------------------------------------------------------------------------------------------------------------------------
 REUTERS GROUP PLC, LONDON                                                                   Agenda Number:  701478124
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7540P109                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  GB0002369139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve [with or without modification] a scheme           Mgmt          For                            For
       of arrangement proposed to be made between
       Reuters Group PLC [the Company] and the holders
       of Scheme Shares




--------------------------------------------------------------------------------------------------------------------------
 REXAM PLC, LONDON                                                                           Agenda Number:  701510477
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1274K113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0004250451
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report for the               Mgmt          For                            For
       YE 31 DEC 2007

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare the 2007 final dividend on the ordinary           Mgmt          For                            For
       shares

4.     Elect Mr. Peter Ellwood as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Bill Barker as a Director                    Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor and authorize the Directors to determine
       its remuneration

7.     Authorize the Directors to allot relevant securities      Mgmt          For                            For

8.     Authorize the Directors to allot equity securities        Mgmt          For                            For
       for cash

9.     Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

10.    Adopt the new Articles of Association to have             Mgmt          Against                        Against
       effect on and form 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 RHEINMETALL AG, DUESSELDORF                                                                 Agenda Number:  701509866
--------------------------------------------------------------------------------------------------------------------------
    Security:  D65111102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  DE0007030009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 15 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 72,192,301.74 as follows: payment
       of a dividend of EUR 1.30 per share EUR 27,311,218.74
       shall be allocated to the revenue reserves
       Ex-dividend and payable date: 07 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Mr. Siegfried Goll to the Supervisory         Mgmt          For                            For
       Board

6.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Pricewaterhousecoopers AG, Dusseldorf

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 31 OCT 2009; the
       Board of Managing Directors shall be authorized
       to retire the shares, to sell the shares at
       a price not materially below their market price,
       to use the  shares for acquisition purposes,
       and to transfer the shares to Executives and
       Employees of the Company and its affiliates

8.     Amendment to Section 13 of the Article of Association     Mgmt          For                            For
       as of the 2008 FY, each Supervisory Board Member
       shall receive a fixed annual remuneration of
       EUR 30,000, plus a variable remuneration of
       EUR 200 for each cent of the dividend in excess
       of EUR 0.60 per share [maximum of EUR 30,000]
       and an attendance fee of EUR 1,000 per Supervisory
       Board meeting and EUR 500 per Committee meeting

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 RICOH COMPANY,LTD.                                                                          Agenda Number:  701610479
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64683105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3973400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RICOH LEASING COMPANY,LTD.                                                                  Agenda Number:  701603537
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64694102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3974100004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4.     Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701353017
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Sep-2007
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Acquisition, on the terms and subject         Mgmt          For                            For
       to the conditions specified in the Support
       Agreement and the Offer Document; and authorize
       the Directors [or a duly authorized committee
       of the Directors] to waive, amend, vary or
       extend any of the terms and conditions of the
       Acquisition and to do all things as they may
       consider to be necessary or desirable to complete,
       implement and give effect to, or otherwise
       in connection with, the Acquisition and any
       matters incidental to the Acquisition; and
       approve the borrowings, pursuant to the Facility
       Agreement [as specified] or any refinancing
       thereof and sanction be given to the aggregate
       amount for the time being remaining undischarged
       of all moneys borrowed [including pursuant
       to such Facility Agreement or any refinancing
       thereof] by (1) the Company and any of its
       subsidiaries and (2) RTL and any of its Corporations
       Act Subsidiaries [exclusive of moneys borrowed
       by any Company in the Rio Tinto Group from
       and for the time being owing to any other Company
       in the Rio Tinto Group or any Company in the
       RTL Group or by any Company in the RTL Group
       from and for the time being owing to any other
       Company in the RTL Group or any Company in
       the Rio Tinto Group [each term used in this
       resolution having the meaning ascribed to it
       in the Company's Articles of Association]]
       exceeding the limit set out in Article 109
       of the Company's Articles of Association provided
       that such aggregate amount shall not exceed
       the sum of USD 60 billion




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701491487
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and the            Mgmt          For                            For
       reports of the Directors and Auditors for the
       YE 31 DEC 2007

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007 as set out in the 2007

3.     Elect Mr. Richard Evans as a Director                     Mgmt          For                            For

4.     Elect Mr. Yves Fortier as a Director                      Mgmt          For                            For

5.     Elect Mr. Paul Tellier as a Director                      Mgmt          For                            For

6.     Elect Mr. Tom Albanese as a Director                      Mgmt          For                            For

7.     Elect Mr. Vivienne Cox as a Director                      Mgmt          For                            For

8.     Re-elect Mr. Richard Goodmanson as a Director             Mgmt          For                            For

9.     Re-elect Mr. Paul Skinner as a Director                   Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For
       of Rio Tinto PLC to hold office until the conclusion
       of the next AGM at which accounts are laid
       before Rio Tinco PLC and authorize the audit
       Committee to determine the Auditors remuneration

11.    Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares in Rio Tinto Limited
       [ordinary shares] in accordance with the listing
       rules of the Australian Securities Exchange
       in the period as specified this approval until
       the [and including] the date of the Rio Tinto
       Limited 2009 AGM or 23 APR 2009 [whichever
       is later], but only to the extent that the
       number of ordinary shares bought back pursuant
       to this authority does not in that period exceed
       28.57 million ordinary shares

S.12   Approve to buy-backs by Rio Tinto Limited of              Mgmt          For                            For
       fully paid ordinary shares from Tinto holdings
       Australia Pty (THA) in the period specified
       this approval until [and including] the date
       of the Rio Tinto Limited 2009 AGM or 23 APR
       2009 [whichever is later], upon terms and subject
       to conditions set out in the draft Buy-Back
       Agreement between Rio Tinto Limited and THA
       [entitled 2008 RTL-THA Agreement] as specified

S.13   Amend, subject to the consent in writing of               Mgmt          For                            For
       the holder of the special voting shares, by
       deleting in their entirety rule 5A(a)(ii)(E)
       and rule 5A(b); and by deleting in its entirety
       Article 8A(b)(v) and the words for the purpose
       of this Article, the prescribed percentage
       shall be 100% or such lower percentage as the
       Board resolves at the date of the issue of
       the DLC dividend share as specified




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO PLC, LONDON                                                                       Agenda Number:  701491665
--------------------------------------------------------------------------------------------------------------------------
    Security:  G75754104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  GB0007188757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN ACCORDANCE WITH RIO TINTO'S           Non-Voting
       DUAL LISTED COMPANIES STRUCTURE, AS JOINT DECISION
       MATTERS, RESOLUTIONS 1 TO 10 WILL BE VOTED
       ON BY RIO TINTO PLC AND RIO TINTO LIMITED SHAREHOLDERS
       AS A JOINT ELECTORATE

1.     Receive the Company's financial statements and            Mgmt          For                            For
       the report of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006 as specified

3.     Elect Mr. Richard Evans as a Director                     Mgmt          For                            For

4.     Elect Mr. Yves Fortier as a Director                      Mgmt          For                            For

5.     Elect Mr. Paul Tellier as a Director                      Mgmt          For                            For

6.     Re-elect Mr. Thomas Albanese as a Director                Mgmt          For                            For

7.     Re-elect Mr. Vivienne Cox as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Richard Goodmanson as a Director             Mgmt          For                            For

9.     Re-elect Mr. Paul Skinner as a Director                   Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM at which accounts
       are laid before the Company and authorize the
       Audit Committee to determine the Auditors'
       remuneration

       PLEASE NOTE THAT IN ACCORDANCE WITH RIO TINTO'S           Non-Voting
       DUAL LISTED COMPANIES STRUCTURE, RESOLUTIONS
       11 TO 15 WILL BE VOTED ON BY RIO TINTO PLC
       SHAREHOLDERS ONLY

11.    Authorize the company in accordance with the              Mgmt          For                            For
       provisions of the companies Act 2006 to send,
       convey or supply all types of notices, documents
       or information to the shareholders by means
       of electronic equipment for the processing
       (including digital compression), storage and
       transmission of data, employing wires, radio
       optical technologies, or any other electromagnetic
       means, including by making such notices, documents
       of information available on a website

12.    Approve that the authority and power conferred            Mgmt          For                            For
       on the Directors in relation to their general
       authority to allot shares by Paragraph (B)
       of Article 9 of the Company's Articles of Association
       be renewed for the period ending on the later
       of 16 APR 2009 and the date of AGM is 2009,
       being no later than 30 JUN 2009, and for such
       period the Section 80 amount shall be GBP 35,571,000

S.13   Approve that the authority and power conferred            Mgmt          For                            For
       on the Directors in relation to rights issues
       and in relation to the Section 89 Amount by
       Paragraph (B) of Article 9 of the Company's
       Articles of Association be renewed for the
       period ending on the later of 16 APR 2009 and
       the date of AGM in 2009, being no later than
       30 JUN 2009, and for such period the Section
       80 amount shall be GBP 6,788,000

S.14   Authorize the Company Rio Tinto PLC, Rio Tinto            Mgmt          For                            For
       Limited and any subsidiaries of Rio Tinto Limited,
       to purchase ordinary shares of 10p each issued
       by Rio Tinto Plc [RTP ordinary shares], such
       purchases to be made in the case of Rio Tinto
       Plc by way of market purchases [Section 163
       of the Companies Act 1985] of up to 99,770,000
       RTP ordinary shares [10% of the issued, publicly
       held, ordinary share capital of the Company
       as at 22 FEB 2008] at a minimum price of 10p
       and the maximum price payable for each such
       RTP ordinary shares shall be not more than
       5% above the average of middle market quotations
       for RTP ordinary Shares derived from the London
       Stock Exchange Daily Official List, for the
       5 business days preceding the date of purchase;
       [Authority expires on 16 APR 2009 and the date
       of the AGM in 2009]; and unless such authority
       is renewed prior to that time []except in relation
       to the purchase of RTP ordinary shares, the
       contract for which was concluded before the
       expiry of such authority and which might be
       executed wholly of partly after such expiry;
       and authorize Rio Tinto Plc for the purposes
       of Section 164 of the Companies Act 1985 to
       purchase off-market from Rio Tinto Limited
       and any of its subsidiaries any RTP ordinary
       shares acquired under the authority as specified
       pursuant to one or more contracts between Rio
       Tinto Plc and Rio Tintto Limited on the terms
       of the form of the contract as specified and
       provided that: the maximum number of RTP Ordinary
       shares to be purchased pursuant to contracts
       shall be 99,770,000 RTP ordinary shares; and
       the purchase price of RTP ordinary shares pursuant
       to a contract shall be aggregate price equal
       to the average of the middle market quotations
       for RTP ordinary shares as derived from London
       stock exchange daily official list during the
       period of 5 business days immediately price
       prior to such purchase multiplied by the number
       of RTP ordinary shares the subject of the contract
       or such lower aggregate price as may be agreed
       between the Company and Rio Tinto Limited being
       not less than 1 penny, [Authority expires on
       30 JUN 2009 and the date of the AGM in 2009]

S.15   Amend the Articles of association the Company             Mgmt          For                            For
       with effect from 1 OCT 2008, or any later date
       on which Section 175 of the companies Act 2006
       comes into effect by deletion of Articles 99,
       100 and 101 in their entirely and by inserting
       in their place new Articles 99, 99A, 100, 100A
       and 101 in accordance with document produced
       to the meeting (and for the purpose of identification
       marked 'B' and initialed by the chairman) In
       accordance with Rio Tinto's Dual listed companies'
       Structure, as a class Rights action, resolution
       16 will be voted by Rio Tinto PLC limited shareholders
       separately

       PLEASE NOTE THAT IN ACCORDANCE WITH RIO TINTO'S           Non-Voting
       DUAL LISTED COMPANIES' STRUCTURE, AS a CLASS
       RIGHTS ACTION, RESOLUTION 16 WILL BE VOTED
       ON BY RIO TINTO PLC AND RIO TINTO LIMITED SHAREHOLDERS
       SEPARATELY

S.16   Amend the Articles of association the company             Mgmt          For                            For
       in accordance with Article 60(B)(i) of the
       company's Articles of association by deleting
       in its entirely Article 8A(b)(v) and the words
       for the purpose of this Article, the prescribed
       percentage shall be 100% or such lower percentage
       as the Board resolves at the date of issue
       of the DLC Dividend Share and immediately thereafter;
       b) the constitution of Rio Tinto Limited be
       amended by deleting in their entirety Rule
       SA(a)(ii)(E) and Rule SA(b)




--------------------------------------------------------------------------------------------------------------------------
 RIOCAN REAL ESTATE INVESTMENT TRUST                                                         Agenda Number:  701529464
--------------------------------------------------------------------------------------------------------------------------
    Security:  766910103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  CA7669101031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the trustees of Riocan Reit of the 8 nominees       Mgmt          For                            For
       as specified

2.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of Riocan Reit and authorize Riocan Reit's
       Board of trustees to fix the Auditors' remuneration




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HLDG LTD                                                                              Agenda Number:  701460456
--------------------------------------------------------------------------------------------------------------------------
    Security:  H69293217                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approval of the annual report [including the              Non-Voting
       remuneration report], financial statements
       and consolidated financial statements for 2007

2.     Ratification of the Board of Directors' actions           Non-Voting

3.     Vote on the appropriation of available earnings           Non-Voting

4.     Amendment of the Articles of Incorporation                Non-Voting

5.1    Re-election of Prof. Bruno Gehrig to the Board,           Non-Voting
       as provided by the Articles of Incorporation

5.2    Re-election of Mr. Lodewijk J.R. De Vink to               Non-Voting
       the Board, as provided by the Articles of Incorporation

5.3    Re-election of Mr. Walter Frey to the Board,              Non-Voting
       as provided by the Articles of Incorporation

5.4    Re-election of Dr. Andreas Oeri to the Board,             Non-Voting
       as provided by the Articles of Incorporation

6.     Election of the Statutory and the Group Auditors          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HOLDING AG, BASEL                                                                     Agenda Number:  701455049
--------------------------------------------------------------------------------------------------------------------------
    Security:  H69293225                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  CH0012032113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the annual report [including the remuneration     Mgmt          For                            For
       report], financial statements and the consolidated
       financial statements for 2007

2.     Ratify the Board of Directors actions                     Mgmt          For                            For

3.     Approve the appropriation of available earnings           Mgmt          For                            For

4.     Amend the Articles of incorporation                       Mgmt          For                            For

5.1    Re-elect Prof. Bruno Gehrig to the Board as               Mgmt          For                            For
       provided by the Articles of Incorporation

5.2    Re-elect Mr. Lodewijk J. R. De Vink to the Board          Mgmt          For                            For
       as provided by the Articles of Incorporation

5.3    Re-elect Mr. Walter Frey to the Board as provided         Mgmt          For                            For
       by the Articles of Incorporation

5.4    Re-elect Dr. Andreas Oeri to the Board as provided        Mgmt          For                            For
       by the Articles of Incorporation

6.     Elect the Statutory and Group Auditors                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROHM COMPANY LIMITED                                                                        Agenda Number:  701601329
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65328122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3982800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.5    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROLLS-ROYCE GROUP PLC, LONDON                                                               Agenda Number:  701508054
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7630U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0032836487
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Elect Miss Helen Alexander CBE as a Director              Mgmt          For                            For

4.     Elect Dr. John McAdam as a Director                       Mgmt          For                            For

5.     Elect Mr. Mike Terrett as a Director                      Mgmt          For                            For

6.     Re-elect Mr. Peter Byrom as a Director                    Mgmt          For                            For

7.     Re-elect Sir John Rose as a Director                      Mgmt          For                            For

8.     Re-elect Mr. Andrew Shilston as a Director                Mgmt          For                            For

9.     Re-elect Mr. Colin Smith as a Director                    Mgmt          For                            For

10.    Re-elect Mr. Ian Strachan as a Director                   Mgmt          For                            For

11.    Re-appoint and approve the remuneration of the            Mgmt          For                            For
       Auditors

12.    Approve to allot and issue of B shares                    Mgmt          For                            For

13.    Approve the Political Donations and Expenditure           Mgmt          For                            For

14.    Approve the remuneration of Non-Executive Directors       Mgmt          For                            For

S.15   Approve the allotment of shares-Section 80 amount         Mgmt          For                            For

S.16   Approve the disapplication of pre-emption rights-Section  Mgmt          For                            For
       89 amount

S.17   Grant authority to purchase own shares                    Mgmt          For                            For

S.18   Approve to allot and issue of C shares                    Mgmt          For                            For

S.19   Adopt new Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROYAL & SUN ALLIANCE INSURANCE GROUP PLC, LONDON                                            Agenda Number:  701543767
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8566X133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  GB0006616899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's annual report and accounts          Mgmt          For                            For
       for the FYE 31 DEC 2007 together with the reports
       of the Directors and the Auditors

2.     Approve the payment of a final dividend of 4.53           Mgmt          For                            For
       pence per ordinary share for the YE 31 DEC
       2007 on 06 JUN 2008 to shareholders whose names
       were on the register at the close of business
       on 07 MAR 2008

3.     Re-appoint Deloitte & Touch LLP as the Auditors           Mgmt          For                            For
       of the Company until the conclusion of the
       next general meeting of the Company

4.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

5.     Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the annual report and accounts for the FYE
       31 DEC 2007

S.6    Approve the name of the Company changed to RSA            Mgmt          For                            For
       Insurance Group Plc

S.7    Adopt the new Articles of Association of the              Mgmt          For                            For
       Company in substitution for, and to the exclusion
       of the existing Articles of Association

8.     Authorize the Company in accordance with Section          Mgmt          For                            For
       366 and 367 of the Companies Act 2006, the
       Company and all Companies that are Subsidiaries
       at any time during the period for which this
       resolution is effective to: a) make political
       donations to political Organizations other
       independent election candidates not exceeding
       GBP 1000,000 in total; b) make political donations
       to political Organizations other than political
       parties, not exceeding GBP 100,000 in total;
       and c) incur political expenditure not exceeding
       GBP 100,000 in total; [as such terms are defined
       in 363 to 365 of the Companies Act 2006] provided
       that the aggregate amount of any such donations
       and expenditures shall not exceed GBP 100,000
       during the period beginning with the date of
       passing this resolution; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or on 18 AUG 2009]

9.     Approve to increase the authorized ordinary               Mgmt          For                            For
       share capital of the Company from GBP 1,079,000,000
       to GBP 168,750,000 by the creation of 326,363,636
       ordinary shares of 27.5 pence each ranking
       pari passu in all respects with the existing
       ordinary shares of 27.5 pence each in the capital
       of the Company; as at 14 MAR 2008, the Company
       had 668,671,608 ordinary shares of 27.5 pence
       each in its authorized 995,035,244unissued
       share capital [based on the issued share capital
       as at 14 MAR 2008], in order to provide  your
       Directors with flexibility in the future in
       order to issue shares [subject always to your
       Directors' authority to allot] your Directors
       are proposing that the Company's authorized
       share be increased from GBP 1,079,000,000 to
       GBP 168,750,000 by the creation of an additional
       326,363,636 ordinary shares of 27.5 pence each,
       this represents a 8.3% increase in the authorized
       share capital of the Company's ordinary shares

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities [Section 80 of the
       Companies Act 1985] up to an aggregate nominal
       amount of GBP 358,884,692; [Authority expires
       the earlier at the conclusion of the AGM of
       the Company next year or on 18 AUG 2009]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for any existing authority, subject to the
       passing of Resolution 10, to allot equity securities
       [Section 94(2) of the Companies Act 1985] for
       cash, disapplying the statutory pre-emption
       rights [Section 89(1)] of the Companies Act
       1985, provided that this power is limited to
       the allotment of equity securities: as decided
       by the Directors: i) to the holders of ordinary
       shares of Company in proportion [as nearly
       as practicable] to their existing holdings
       as shown on the register of Members on any
       date selected by the Directors; and ii) to
       the holders of other equity securities, if
       this is required by the rights attached to
       those securities, or if the Directors decide
       it is appropriate, as permitted by the rights
       attached to those securities; up to an aggregate
       nominal amount of GBP 44,755,765 which represents
       5% of the issued ordinary share capital [subject
       to a cumulative limit of 7.5% over a 3 year
       rolling period] on 14 MAR 2008; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 18 AUG 2009];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       up to 325,496,475 ordinary shares, at a minimum
       price of not less than minimum value [currently
       27.5p] for each ordinary shares purchased and
       up to 5% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days on which the Company agrees
       to buy the shares, and the price stipulated
       by Article 5(1) of the Buy-back and stabilization
       regulation [EC no. 2273/2003]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 18 AUG 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF CANADA, TORONTO ON                                                            Agenda Number:  701456091
--------------------------------------------------------------------------------------------------------------------------
    Security:  780087102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  CA7800871021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. W.G. Beattie as a Director                      Mgmt          For                            For

1.2    Elect Mr. D.T. Elix as a Director                         Mgmt          For                            For

1.3    Elect Mr. J. T. Ferguson as a Director                    Mgmt          For                            For

1.4    Elect Mr. P. Gauthier as a Director                       Mgmt          For                            For

1.5    Elect Mr. T.J. Hearn as a Director                        Mgmt          For                            For

1.6    Elect Mr. A.D. Laberge as a Director                      Mgmt          For                            For

1.7    Elect Mr. J. Lamarre as a Director                        Mgmt          For                            For

1.8    Elect Mr. B.C. Louie as a Director                        Mgmt          For                            For

1.9    Elect Mr. M.H. McCain as a Director                       Mgmt          For                            For

1.10   Elect Mr. G.M. Nixon as a Director                        Mgmt          For                            For

1.11   Elect Mr. D.P. O'Brien as a Director                      Mgmt          For                            For

1.12   Elect Mr. J.P. Reinhard as a Director                     Mgmt          For                            For

1.13   Elect Mr. E. Sonshine as a Director                       Mgmt          For                            For

1.14   Elect Mr. K.P. Taylor as a Director                       Mgmt          For                            For

1.15   Elect Mr. V.L. Young as a Director                        Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditor              Mgmt          For                            For

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve the Director nominee criteria

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to review the disclosure of Executive
       Compensation Programs

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve the Shift Executive Compensation to
       Charitable Funds

6.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Approve to make resignation unconditional in
       the event a Director fails to receive a Majority
       of votes for 7

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to increase the dividends for longer-term
       shareholders

8.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to limit the Voting rights for shorter-term
       shareholders

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to provide the payment into Employee
       Pension Fund in the event of a Merger

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to increase the number of Women Directors

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to disclose ratio between Senior Executive
       and Average Employee Compensation

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to obtain shareholder pre-approval
       for Executive Compensation Policy and Directors
       fees

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to restrict Executives' and Directors'
       exercise of options

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to disclose the participation in Hedge
       Funds

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Approve the Advisory to vote to ratify named
       Executive Officers Compensation




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH                                                 Agenda Number:  701495889
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76891111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the report and accounts               Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve to declare a final dividend on the ordinary       Mgmt          For                            For
       shares

4.     Re-elect Mr. C.A.M. Buchan                                Mgmt          For                            For

5.     Re-elect Dr. J.M. Currie                                  Mgmt          For                            For

6.     Re-elect Mrs J.C. Kong                                    Mgmt          For                            For

7.     Re-elect Sir. Tom McKillop                                Mgmt          For                            For

8.     Re-elect Sir. Steve Robson                                Mgmt          For                            For

9.     Re-elect Mr. G.R. Whitlaker                               Mgmt          For                            For

10.    Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

11.    Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

12.    Approve to create additional ordinary shares              Mgmt          For                            For

13.    Approve to renew authority to allot ordinary              Mgmt          For                            For
       shares

14.    Approve to disapply pre-emption rights                    Mgmt          For                            For

15.    Approve to allow the purchase of own shares               Mgmt          For                            For

16.    Approve to create additional preference shares            Mgmt          For                            For
       and renew Directors' authority to allot preference
       shares

17.    Approve to renew authority to offer shares in             Mgmt          For                            For
       lieu of cash dividend

18.    Approve to adopt new Articles of Association              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH                                                 Agenda Number:  701563151
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76891111                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company by the creation of an additional
       6,123,010,462 ordinary shares of 25 pence each
       in the capital of the Company, such shares
       forming one class with the existing ordinary
       shares and having attached thereto the respective
       rights and privileges and being subject to
       the limitations and restrictions set out in
       the Articles of Association of the Company
       [the Articles of Association]; and the authority
       to allot relevant securities conferred on the
       Directors of the Company by Article 13(B) of
       the Articles of Association for the prescribed
       ending on the date of the AGM in 2009 be varied
       by increasing the Section 80 amount [as defined
       in the Articles of Association] by GBP 1,530,752,616
       to GBP 2,364,677,687

2.     Approve in addition to increase the authorized            Mgmt          For                            For
       share capital proposed in Resolution 1, the
       authorized share capital of the Company be
       increased by the creation of an additional
       1,000,000,000 ordinary shares of 25 pence each
       in the capital of the Company, such shares
       forming one class with the existing ordinary
       shares and having attached thereto the respective
       rights and privileges and being subject to
       the limitations and restrictions set out in
       the Articles of Association of the Company
       [the Articles of Association]; and pursuant
       to Article 148 of the Articles of Association,
       upon the recommendation of the Directors, an
       amount of up to GBP 250,000,000 [being part
       of the sums standing to the credit of any of
       the Company's distributable reserves, share
       premium account or capital redemption reserve
       as the Directors at their discretion may determine]
       be capitalized, being such amount as the Directors
       may determine for the purposes of issuing new
       ordinary shares instead of paying an interim
       dividend in respect of the FYE on 31 DEC 2008
       and authorize the Directors, to apply such
       amount in paying up new ordinary shares on
       the register on such record date as the Directors
       may determine with authority to deal with fractional
       entitlements arising out of such allotments
       as they think fit and authority to take all
       such other steps as they may deem necessary
       or desirable to implement such capitalization
       and allotment; and pursuant to Section 80 of
       the Companies Act 1985 to exercise all the
       powers of the Company to allot relevant securities
       up to an aggregate nominal amount of GBP 250,000,000
       provided that such authority shall be limited
       to the allotment of relevant securities pursuant
       to, in connection with or for the purposes
       of the capitalization of reserves referred
       to in this resolution, [Authority expires on
       31 DEC 2008] and the Directors may during such
       period make offers or agreements which would
       or might require securities to be allotted
       after the expiry of such period




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DSM N V                                                                               Agenda Number:  701468301
--------------------------------------------------------------------------------------------------------------------------
    Security:  N5017D122                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  NL0000009827
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 04 MAR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Receive the annual report for 2007 by the Managing        Mgmt          For                            For
       Board

3.     Adopt the financial statements for 2007                   Mgmt          For                            For

4.a    Approve the Reserve Policy and the Dividend               Mgmt          For                            For
       Policy

4.b    Approve the dividend payment for 2007                     Mgmt          For                            For

5.a    Approve to release from liability of the Members          Mgmt          For                            For
       of the Managing Board

5.b    Approve to release from the liability of the              Mgmt          For                            For
       Members of the Supervisory Board

6.a    Re-appoint Mr. C. Herkstr ter as a Member of              Mgmt          For                            For
       the Supervisory Board

6.b    Re-appoint Mr. E. Kist as a Member of the Supervisory     Mgmt          For                            For
       Board

6.c    Appoint Mrs. L. Gunning-Schepers as a Member              Mgmt          For                            For
       of the Supervisory Board

7.     Adopt the Remuneration Policy of the Members              Mgmt          For                            For
       of the Managing Board

8.a    Approve the extension of the period during which          Mgmt          For                            For
       the Managing Board is authorized to issue ordinary
       shares

8.b    Approve the extension of the period during which          Mgmt          For                            For
       the Managing Board is authorized to limit or
       exclude the preferential right when issuing
       ordinary shares

9.     Authorize the Managing Board to have the Company          Mgmt          For                            For
       repurchase shares

10.    Approve to reduce the issued capital by canceling         Mgmt          For                            For
       shares

11.    Approve the choice of English as language for             Mgmt          For                            For
       the annual report and the financial statements

12.    Any other business                                        Non-Voting

13.    Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC, LONDON                                                               Agenda Number:  701546751
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7690A100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GB00B03MLX29
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       financial year ended 31 DEC 2007, together
       with the Directors' report and the Auditors'
       report on those accounts

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007, as specified

3.     Elect Dr. Josef Ackermann as a Director of the            Mgmt          For                            For
       Company effect from 21 MAY 2008

4.     Re-elect Sir. Peter Job as a Director of the              Mgmt          For                            For
       Company

5.     Re-elect Mr. Lawrence Ricciardi as a Director             Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Peter Voster as a Director of the            Mgmt          For                            For
       Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company from the conclusion
       of this meeting until the conclusion of the
       next general meeting before which accounts
       are laid

8.     Authorize the Board to settle the remuneration            Mgmt          Against                        Against
       of the Auditors for 2008

9.     Authorize the Board, in substitution for all              Mgmt          For                            For
       existing authority to extent unused, to allot
       relevant securities [Section 80 of the Companies
       Act 1985], up to an aggregate nominal amount
       of GBP 147 million; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 19 AUG 2009]; and the Board
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Board , pursuant to Section 95              Mgmt          For                            For
       of the Companies Act 1985, to allot equity
       securities [within the meaning of Section 94
       of the said Act] for cash pursuant to the authority
       conferred by the previous resolution and/or
       where such allotment constitutes an allotment
       of equity securities by virtue of section 94(3A)
       of the said Act as if sub-section (1) of Section
       89 of the said act did not apply to any such
       allotment, provided that this power shall be
       limited to: [a] the allotment of equity securities
       in connection with a rights issue, open offer
       or any other per-emptive offer in favour of
       holders of ordinary shares [excluding treasury
       shares] where their equity securities respectively
       attributable to the interests of such ordinary
       shareholders on a fixed record date are proportionate
       [as nearly as may be] to the respective numbers
       of ordinary shares held by them [as the case
       may be] [subject to such exclusions or other
       arrangements as the Board may deem necessary
       or expedient to deal with fractional entitlements
       or legal or practical problems arising in any
       overseas territory, the requirements of any
       regulatory body or stock exchange or any other
       matter whatsoever]: and [b] the allotment [otherwise
       than pursuant to sub-paragraph (A) above] of
       equity securities up to an aggregate nominal
       value of EUR 22 million; [authority expires
       at the earlier conclusion of the next AGM of
       the Company or 19 AUG 2009], save that the
       Company may before such expiry make an offer
       or agreement which would or might require equity
       securities to be allotted after such expiry
       and the Board may allot equity securities in
       pursuance of such an offer or agreement as
       if the power conferred hereby had not expired

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       up to 6 million ordinary shares of EUR 0.07
       each in the capital of the Company, at a minimum
       price of EUR 0.07 per share and not more than
       5% above the average market value of those
       shares, over the previous 5 business days before
       the purchase is made and the stipulated by
       Article 5(1) of Commission Regulation (EC)
       No. 2273/2003; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 09 AUG 2009]; may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry, in executing
       this authority, the Company may purchase shares
       using any Currency, including Pounds sterling,
       US Dollars and Euros

12.    Authorize, in accordance with Section 366 of              Mgmt          For                            For
       the Companies Act 2006 and in substitution
       for any previous authorities given to the Company
       [and its subsidiaries], the Company [and all
       companies that are subsidiaries of the company
       at any time during the period for which this
       resolution has effect]  (A) make political
       donations to political organizations other
       than political parties not exceeding GBP 200,000
       in total per annum: and (B) incur political
       expenditure not exceeding GBP 200,000 in total
       per annum; [Authority expires at the conclusion
       of the next AGM of the Company or 19 AUG 2009],
       in this resolution, the terms 'political donation'
       , 'Political Expenditure' have the meanings
       given to them by Sections 363 to 365 of the
       Companies Act 2006

13.    Approve the revised individual limit under the            Mgmt          For                            For
       Long-term Incentive Plan that under the Long-term
       Incentive Plan a conditional award of free
       Royal Dutch Shell shares can be made to any
       participant in any one year, with a face value
       at grant equal to up to four times base salary

14.    Approve to extend participation in Restricted             Mgmt          For                            For
       Share Plan awards to Executive Directors

S.15   Adopt the Articles of Association produced to             Mgmt          Against                        Against
       the meeting and initialed by the Chairman of
       the Meeting for the purpose of identification
       be as the Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC, LONDON                                                               Agenda Number:  701553770
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7690A118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GB00B03MM408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's annual accounts of the              Mgmt          For                            For
       FYE 31 DEC 2007 together with the Directors'
       report and the Auditors report on those accounts

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007 as specified

3.     Elect Dr. Josef Ackermann as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Sir. Peter Job as a Director of the              Mgmt          For                            For
       Company

5.     Re-elect Mr. Lawrence Ricciardi as a Director             Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Peter Voser as a Director of the             Mgmt          For                            For
       Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company from the conclusion
       of this meeting until the conclusion of the
       next general meeting before which accounts
       are laid

8.     Authorize the Board to settle the remuneration            Mgmt          Against                        Against
       of the Auditors for 2008

9.     Authorize theBoard, in substitution for any               Mgmt          For                            For
       existing authority and for the purpose of Section
       80 of the Companies Act 1985, to allot relevant
       securities [Section 80(2)] up to an aggregate
       nominal amount of EUR 147 million; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company next year or 19 AUG 2009];
       and the Board may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Board and pursuant to Section               Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities Section 94 of the said Act for cash
       pursuant to the authority conferred by previous
       Resolution, [Section 94[3A]] of the said Act
       as if sub- Section[1] of Section 89 of the
       said Act, disapplying the statutory pre-emption
       rights provided that this power is limited
       to the allotment of equity securities a) in
       connection with a rights issue, open offer
       or other offers in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       EUR 22 million; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       on 19 AUG 2009]; and, the Board to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   uthorize the Company, for the purpose of Section          Mgmt          For                            For
       163 of the Companies Act 1985, to make market
       purchases of up to 631 million ordinary shares
       of EUR 0.07 each in the capital of the Company,
       at prices of not less than EUR 0.07 per share,
       not more than the higher of and up to 5% above
       the average market value of those shares for
       the 5 business days before the purchase is
       made and stipulated by Artilce 5 (1) of Commission
       Regulation[EC] No. 2273/2003; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or19 AUG 2009]; the Company,
       before the expiry, may make a contract to purchase
       such shares which would or might be executed
       wholly or partly after such expiry in executing
       this authority, the Company may purchase shares
       using any currency, including pounds sterling,
       US dollars and euros

12.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act 2006 and in substitution
       for any previous authorities given to the Company[and
       its subsidaries] the Company [and all Companies
       that are subsidiaries of the Company at any
       time during the period for which this resolution
       has effect] to amke political donations to
       political organisations other than political
       parties not exceeding GBP 200,000 in total
       per annum,[Authority expires the earlier at
       the conclusion of the next AGM of the Companyor
       with the date of the passing of this resolution
       and ending on 19 AUG 2009], the terms political
       donation, political parties, political organisation
       and political expenditure have the meanings
       given to them by Section 363 to 365 of the
       Companies Act 2006

13.    Approve the revised individual limit under the            Mgmt          For                            For
       Long-Term Incentive Plan as specified

14.    Approve the extending participation in Restricted         Mgmt          For                            For
       Share Plan awards to Executive Directors

S.15   Adopt the Articles of Association of the Company          Mgmt          Against                        Against
       in substitution for, and to the exclusion of,
       the existing Artilces of Association and initialled
       by the Chairman of the Meeting for the purpose
       of indentification




--------------------------------------------------------------------------------------------------------------------------
 ROYAL KPN NV                                                                                Agenda Number:  701381206
--------------------------------------------------------------------------------------------------------------------------
    Security:  N4297B146                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Nov-2007
        ISIN:  NL0000009082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     Explanation regarding the extension of Mr. A.J.           Non-Voting
       Scheepbouwer's employment contract until 01
       JUL 2011 as Chairman of the Board of Management

3.     Approve the arrangement in shares as Long-Term            Mgmt          No vote
       Incentive Element to Mr. Scheepbouwer's remuneration
       package

4.     Closure of the meeting                                    Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING LEVEL CUT-OFF DATE. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ROYAL KPN NV                                                                                Agenda Number:  701482565
--------------------------------------------------------------------------------------------------------------------------
    Security:  N4297B146                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  NL0000009082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     Report by the Board of Management for the FY              Non-Voting
       2007

3.     Adopt the financial statements for the FY 2007            Mgmt          For                            For

4.     Explaination of the financial and dividend policy         Non-Voting

5.     Adopt the dividend over the FY 2007                       Mgmt          For                            For

6.     Grant discharge the members of the Board of               Mgmt          For                            For
       Management from liability

7.     Grant discharge the members of the Supervisory            Mgmt          For                            For
       board from liability

8.     Appoint the Auditor                                       Mgmt          For                            For

9.     Approve the arrangement in shares as longterm             Mgmt          For                            For
       incentive element of the remuneration package
       of members of the Board of Management

10.    Amend the remuneration for the Supervisory Board          Mgmt          For                            For

11.    Announcement concerning vacancies in the Supervisory      Non-Voting
       Board arising in 2009

12.    Authorize the Board of Management to resolve              Mgmt          For                            For
       that the Company may acquire its own shares

13.    Approve to reduce the capital through cancellation        Mgmt          For                            For
       of own shares

14.    Transact any other business and close the meeting         Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 RTL GROUP SA, LUXEMBOURG                                                                    Agenda Number:  701505995
--------------------------------------------------------------------------------------------------------------------------
    Security:  L80326108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  LU0061462528
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Board's and the Auditors' reports             Non-Voting

2.1    Receive the financial statements                          Mgmt          Abstain                        Against

2.2    Receive the consolidated financial statements             Mgmt          Abstain                        Against

3.     Approve the allocation of income                          Mgmt          For                            For

4.1    Grant discharge to the Directors                          Mgmt          Abstain                        Against

4.2    Grant Discharge to the Auditors                           Mgmt          For                            For

5.1    Elect Mr. Harmut Ostrowski as the Director                Mgmt          Against                        Against

5.2    Ratify the Auditors                                       Mgmt          For                            For

6.     Transact other business                                   Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701479455
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6629K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       proposal of the appropriation of the distributable
       profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,771,586,622.55 as follows:
       Payment of a dividend of EUR 3.15 per no-par
       share EUR 10,872.55 shall be carried forward
       Ex-dividend and payable date: 18 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 16 OCT 2009;
       the Company shall also be authorized to use
       put and call options for the repurchase of
       up to 5% of its own shares, on or before 16
       OCT 2009; the price paid and received for such
       options shall not deviate more than 5% from
       their theoretical market value, the price paid
       for own shares shall not deviate more than
       20% from the market price of the shares the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, and to retire the shares

7.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital, and the corresponding amendment to
       the Article of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 287,951,360 through
       the issue of new bearer no-par shares against
       payment in cash or kind, on or before 16 APR
       2013; Shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for a capital increase against payment
       in kind in connection with mergers and acquisitions,
       and for residual amounts

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 RYOSHOKU LIMITED                                                                            Agenda Number:  701486448
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6577M101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3976000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SA D'IETEREN NV, BRUXELLES                                                                  Agenda Number:  701567717
--------------------------------------------------------------------------------------------------------------------------
    Security:  B49343138                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  BE0003669802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the Directors' and the Auditors' report           Non-Voting
       on the consolidated and statutory financial
       statements

O.2    Approve to accept the financial statements and            Mgmt          For                            For
       allocation of income

O.3    Grant discharge to the Directors and the Auditors         Mgmt          For                            For

O.4.1  Re-elect Mr. Jean-Pierre Bizet as a Director              Mgmt          Against                        Against

O.4.2  Re-elect Mr. Nicolas D' Ieteren as a Director             Mgmt          Against                        Against

O.4.3  Re-elect Mr. Gilbert Van Marcke De Lummen as              Mgmt          For                            For
       a Director

O.4.4  Re-elect Mr. Maurice Perier as a Director                 Mgmt          Against                        Against

O.4.5  Re-elect Mr. Olivier Perier as a Director                 Mgmt          Against                        Against

O.5    Ratify Societe Delvaux Fronvile, Servais, and             Mgmt          For                            For
       Associates Scrl as the Auditors and approve
       the annual fee at EUR 160,000

E.1.1  Authorize the repurchase of Up to 10% of Issued           Mgmt          Against                        Against
       Share Capital

E.1.2  Authorize the Company Subsidiary to Purchase              Mgmt          Against                        Against
       share in parent

E.2.1  Authorize the Board to Issue share in the Event           Mgmt          Against                        Against
       of a Public Tender Offer or Share Exchange
       Offer

E.2.2  Authorize the Board to repurchase share in the            Mgmt          Against                        Against
       Event of Public Tender offer or share Exchange
       Offer

E.3    Authorize the implementation of approved resolutions      Mgmt          For                            For
       and filing of required documents/formalities
       at trade regsitry

E.4    Authorize the Berquin Notaries to Redraft the             Mgmt          For                            For
       coordinated text of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 SACYR VALLEHERMOSO SA                                                                       Agenda Number:  701580878
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6038H118                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  ES0182870214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual accounts and social management         Mgmt          For                            For
       of the Company and the Group for 2007

2.     Approve the application of earning from 2007              Mgmt          For                            For

3.     Approve the management of the Board of Directors          Mgmt          For                            For
       during the 2007

4.     Approve the confirmation on the Executive Directors'      Mgmt          For                            For
       remuneration during 2007

5.1    Re-elect Mr. Fernando Delrivero Asensio as a              Mgmt          For                            For
       Board Member

5.2    Re-elect Mr. Carceller Arce as a Board Member             Mgmt          For                            For

5.3    Re-elect Mr. Cortes Dominguez as a Board Member           Mgmt          For                            For

6.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       by the Company in line with Article 75 of the
       Company Law and over ruling authority granted
       on 29 JUN 2007

7.     Approve a capital increase of EUR 20,331,158              Mgmt          For                            For
       by emission of 20,331,158 new shares with a
       nominal value of EUR 1 each

8.     Re-elect the Accounts Auditors                            Mgmt          For                            For

9.     Grant authority to increase share capital in              Mgmt          For                            For
       line with Articles 153.1B and 159.2 of Company
       Law, substituting authorization of 25 JUN 2004

10.    Grant authority for the execution of the resolutions      Mgmt          For                            For
       adopted

11.    Approve the presentation of annual report                 Mgmt          For                            For

12.    Approve the presentation of annual report on              Mgmt          For                            For
       remuneration policies




--------------------------------------------------------------------------------------------------------------------------
 SAFRAN S A                                                                                  Agenda Number:  701554328
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4035A557                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  FR0000073272
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

o.1    Receive the report of the Executive Committee             Mgmt          For                            For
       and Supervisory Board and the Auditors and
       approve the Company's financial statements
       for the YE in 31 DEC 2007 as presented, showing
       income of EUR 204,555,303.63 accordingly the
       shareholder meeting gives permanent discharge
       to the Members of the Executive Committee and
       to those of the Supervisory Board for the performance
       of their duties during the said FY

o.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

o.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolve that the distributable
       income for the FY be appropriated as follows:
       income for the FY: EUR 204,555,303.63, retained
       earnings(X) EUR 932,360.63, distributable income
       EUR 205,487.664.26 [x]: dividends for the 2006
       FY, related to 2,673.018 self detained shares
       on the day the dividends are paid: EUR 588,063.96
       allocation statutory dividend [i. e. EUR 0,01
       per share] extra dividend [EUR 0.39 per share]:
       EUR 162,641,538.15 optional reserve: EUR 38,000,000.00
       retained earnings EUR 675,830.26. dividends
       EUR: 166,811.834.00 the share holders will
       receive a net dividend of EUR 0.40 per share
       and will entitle to the 40% deduction provided
       by the French Tax Code, this dividend will
       be paid on 06 JUN 2008; in the event the Company
       holds some of its own shares on such day, the
       dividend is paid the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account as required by law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as specified EUR 0.22 for FY 2004,
       entitled to the 50 % deduction provided by
       the French tax code, EUR 0.36 for FY 2005,
       entitled to the 40 % deduction provided by
       the French tax code, EUR 0.22 for FY 2006,
       entitled to the 40 % deduction provided by
       the French Tax Code

o.4    Approve the transfer from the special reserve             Mgmt          For                            For
       on long-term capital gains account to the optional
       reserve a sum of EUR 108,737,228.53, the special
       reserve on long-term capital gains account
       is so broufht from EUR 404,908,814.98 to EUR
       296,171,586.45

o.5    Receive the special report of the Auditors on             Mgmt          For                            For
       the agreements governed by Article L.225-86
       of the French Commercial Code and approve the
       said report and agreements referred therein

o.6    Receive the special report of the Auditors on             Mgmt          For                            For
       the agreements governed by Article L.225.90.1
       of the French Commercial Code and approve the
       said report and agreements mentioned in this
       report, related to Mr. Jean Paul Herteman

o.7    Ratify the cooptation of Mr. Patrick Gandil               Mgmt          For                            For
       as Member of the Supervisory Board representing
       the state, to replace Mr. Didier Lallement
       for the reminder of Mr. Didier Lallement's
       term of office, ie until the shareholders meeting
       called to approve financial statements for
       the FY 2010

o.8    Appoint the  Mazars and Guerard as a statutory            Mgmt          For                            For
       Auditor, to replace the cabinet Deloitteet
       Associes, Mr. M Thierry Colin as a Deputy Auditor,
       to replace the cabinet Deloitte ET Associes,
       for a 2 year period

o.9    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       Company's shares on the open market subject
       to the conditions as specified: maximum purchase
       price: EUR 30.00, maximum number of shares
       to be acquired: 10% the share capital, maximum
       funds invested in the share buybacks: EUR 1,250,000.00;
       [Authority expires at the end of an 18 months
       period]; and to take all necessary measures
       and accomplish all necessary formalities

e.10   Authorize the Executive Committee in order to             Mgmt          For                            For
       increase the share capital in one or more occasions
       and at its sole discretion, by maximum nominal
       amount of EUR 100,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law under the by laws, by issuing bonus
       shares or raising the par value of existing
       shares; [Authority expires at the end of an
       26 months period]; and to take all necessary
       measures and accomplish all necessary formalities

e.11   Authorize the Executive Committee to proceed,             Mgmt          For                            For
       on one or more occasions, subject to the approval
       of the Supervisory board, with one or several
       capital increase[s], by way of issuing new
       shares, in favour of employees of the Company
       and related French or Foreign Companies, who
       are Members of a Group Savings Plan; [Authority
       expires at the end of an 26 months period];
       nominal amount that shall not exceed 1.50%
       of the share capital [the amount of capital
       increases so carried out, shall count against
       the overall ceiling of share capital increase
       set forth in resolution number13], approve
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries aforementioned,
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities

e.12   Authorize the Executive Committee to grant in             Mgmt          For                            For
       one or more transactions, to employees and
       corporate officers of the Company and related
       Companies, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 1.50% of the share
       capital, the amount of capital increases carried
       out by virtue of the present delegation shall
       count against the overall ceiling of capital
       increase set forth in resolution number 13;[
       Authority expires at the end of an 38 months
       period]; approve to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries aforementioned, to take
       all necessary measures and accomplish all necessary
       formalities

e.13   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to; the capital increases to be carried out
       with the use of the delegations given by resolutions
       number 10,11 and 12 shall not exceed EUR 110,000,000.00

e.14   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on one or more occasions existing
       or future shares, in favor of the Employees
       and, or the Corporate Officers of the Company
       and related Companies, they may not represent
       more than 1.50% of the share capital;[ Authority
       expires at the end of an 38 months period];
       to take all necessary measures and accomplish
       all necessary formalities

e.15   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, up
       to a maximum of 10% of the share capital;[
       Authority expires at the end of an 24 months
       period], the shareholders' meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

e.16   Amend Article number 36 of the Bylaws to comply           Mgmt          For                            For
       with the disposals of the French Decree number
       2006.1566 of 11 DEC 2006

e.17   Grant the full powers to the bearer of an original,       Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SAGE GROUP PLC                                                                              Agenda Number:  701453855
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7771K134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2008
        ISIN:  GB0008021650
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited accounts for              Mgmt          For                            For
       the YE 30 SEP 2007 together with the reports
       of the Directors and the Auditors

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors of 5.73p per ordinary share for the
       YE 30 SEP 2007 to be paid on 07 MAR 2008 to
       the Members whose names appear in the register
       at the close of business on 08 FEB 2008

3.     Re-elect Mr. A.J. Hobson as a Director                    Mgmt          For                            For

4.     Re-elect Ms. Tamara Ingram as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Ian Mason as a Director                      Mgmt          For                            For

6.     Re-elect Mr. David H. Clayton as a Director               Mgmt          For                            For

7.     Re-elect Mr. Mark E. Rolfe as a Director                  Mgmt          For                            For

8.     Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to determine their remuneration

9.     Approve the remuneration report                           Mgmt          For                            For

10.    Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 6 of the Company's Articles of
       Association, to allot relevant securities up
       to a maximum nominal amount of GBP 4,347,333;
       all previous authorities under Section 80 of
       Companies Act 1985 shall cease to have effect;
       and [Authority expires at the conclusion of
       the next AGM of the Company]

S.11   Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 7 of Company's Articles of Association,
       to allot equity securities for cash and that,
       as specified in Article 7, the nominal amount
       to which this power is limited is GBP 652,100
       and to sales for cash of any shares which the
       Company may hold as treasury shares

S.12   Authorize the Company, to make one or more market         Mgmt          For                            For
       purchases [Section 166 of the Companies Act
       1985], of up to 130,416,015 ordinary shares
       in the capital of the Company, up to 105% of
       the average of the middle market quotations
       for an ordinary share as derived from The London
       Stock Exchange Daily Official List, over the
       previous 5 business days immediately before
       the purchase is made and the amount stipulated
       by Article 5(1) of the Buy-back Stabilization
       Regulation 2003 [in each case exclusive of
       expenses]; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 31 MAR 2009]

S.13   Adopt the Articles of Association in substitution         Mgmt          For                            For
       for, and to the exclusion of the existing Articles
       of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 SAIPEM SPA, SAN DONATO MILANESE                                                             Agenda Number:  701498013
--------------------------------------------------------------------------------------------------------------------------
    Security:  T82000117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000068525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 21 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 28 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, the Auditors and the audit
       firm report

2.     Approve the allocation of profit                          Mgmt          For                            For

3.     Approve the Stock Option Plan for the year 2008           Mgmt          For                            For

4.     Grant authority to buy back own shares                    Mgmt          For                            For

5.     Grant authority to dispose own shares for Stock           Mgmt          For                            For
       Option Plan for the year 2008

6.     Appoint the Board of Directors and Chairman,              Mgmt          Against                        Against
       determination of their components term and
       emoluments

7.     Appoint the Board of the Auditors and Chairman,           Mgmt          For                            For
       determination of regular Auditors and Chairman
       emoluments




--------------------------------------------------------------------------------------------------------------------------
 SALZGITTER AG, SALZGITTER                                                                   Agenda Number:  701542210
--------------------------------------------------------------------------------------------------------------------------
    Security:  D80900109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0006202005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the approved annual statement             Non-Voting
       of accounts of salzgitter AG and the Group
       Statement of Accounts as of 31 DEC 2007 with
       the Combined Directors' Report, the Report
       in relation to Details in Accordance with Section
       289 Section 4 and Section 315 Section 4 of
       the Commercial Code [HGB] and the report of
       the Supervisory Board

2.     Resolution as to the use of the net annual profit         Mgmt          For                            For

3.     Resolution as to the approval to the activities           Mgmt          For                            For
       of the Members of the Board of Directors

4.     Resolution as to the approval to the activities           Mgmt          For                            For
       of the Members of the Supervisory Board

5.     Appointment of the Auditor for the Annual Statement       Mgmt          For                            For
       of accounts for the 2008 Financial Year

6.     Elections to the Supervisory Board: Messrs.               Mgmt          For                            For
       Karl Ehlerding, Dr. Lothar Hagebolling, Prof.
       Dr. Ing., Dr. H.C. Jurgen Hesselbach, Dr. Dieter
       Koster, Dr. Arno Morenz, Prof. Dr. Hannes Rehm,
       Dr. Rudolf Rupprecht, Dr. Johannes Teyssen,
       Rainer Thieme, Prof. Dr. Martin Winterkorn,
       Dr. Werner Tegtmeier, Manfred Bogen, Hasan
       Cakir, Ulrich Dickert, Hannelore Elze, Jurgen
       Peters, Udo Pfante, Christian Schwandt, Friedrich-Wilhelm
       Tolkes, Dr. Hans-Jurgen Urban, Helmut weber

7.     Authorization to purchase, sell and redeem own            Mgmt          For                            For
       shares with the possibility of an exclusion
       of share options under Section 1 No. 8 Stock
       Corporation Act (AktG)




--------------------------------------------------------------------------------------------------------------------------
 SAMPO PLC, SAMPO                                                                            Agenda Number:  701495512
--------------------------------------------------------------------------------------------------------------------------
    Security:  X75653109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  FI0009003305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 450181 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS,
       THE NAMES OF THE DIRECTORS AND THE NAMES OF
       THE AUDITOR. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.1    Receive financial statements and statutory reports        Non-Voting

1.2    Receive Auditor's report                                  Non-Voting

1.3    Approve to accept the financial statements and            Mgmt          Abstain                        Against
       statutory reports

1.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.20 per share

1.5    Approve to discharge the Board and Managing               Mgmt          Abstain                        Against
       Director

1.6    Approve to fix the number of Directors at 9               Mgmt          For                            For
       and remuneration of the Directors

1.7    Approve the remuneration of the Auditor                   Mgmt          For                            For

1.8    Re-elect Messrs. Tom Berglund, Anne Brunila,              Mgmt          For                            For
       Georg Ehrnrooth, Jukka Pekkarinen, Christoffer
       Taxell, Matti Vuoria, and Bjoern Wahlroos as
       the Directors and elect Messrs. Lydur Gudmundsson
       and Eira Palin-Lehtinen as the new Directors

1.9    Elect Ernst Young Oy as the Auditor                       Mgmt          For                            For

2.     Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       the issued share capital




--------------------------------------------------------------------------------------------------------------------------
 SANDVIK AB, SANDVIKEN                                                                       Agenda Number:  701500678
--------------------------------------------------------------------------------------------------------------------------
    Security:  W74857165                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SE0000667891
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Attorney Sven Unger as a Chairman of the            Mgmt          For                            For
       meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Elect 1 or 2 persons to countersign the minutes           Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve to examine whether the meeting has been           Mgmt          For                            For
       duly convened

7.     Receive the annual report, the Auditors' report           Mgmt          For                            For
       and the Group accounts and the Auditors' report
       for the Group

8.     Speech by the President                                   Mgmt          For                            For

9.     Adopt the profit and loss account, balance sheet          Mgmt          For                            For
       and consolidated profit and loss account and
       consolidated balance sheet

10.    Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors and the President for the period
       to which the accounts relate

11.    Approve the allocation of the Company's profit            Mgmt          For                            For
       in accordance with the adopted balance sheet
       and a dividend of SEK 4 per share and 05 MAY
       2008 as record day

12.    Approve to determine the number of Board Members          Mgmt          For                            For
       to be 8, no deputies and 1 Accounting Firm
       as the Auditor; in conjuction with this, the
       work of the Nomination Committee will be presented

13.    Approve the fees to the Board and the Auditors:           Mgmt          For                            For
       Board Member not employed by the Company SEK
       450,000, Chairman of the Board of Directors
       SEK 1,350,000, Deputy Chairman SEK 900,000,
       Board Member elected by the general meeting
       who is a Member of the Audit Committee SEK
       125,000, Chairman of the Audit Committee SEK
       150,000, Board Member elected by the general
       meeting who is a Member of the Remuneration
       Committee SEK 75,000, Chairman of the Remuneration
       Committee SEK 100,000, fees to the Auditor
       is as invoiced

14.    Re-elect Messrs. Georg Ehrnrooth, Fredrik Lundberg,       Mgmt          For                            For
       Egil Myklebust, Hanne de Mora, Anders Nyren,
       Lars Pettersson and Clas Ake Hedstrom as the
       Board Members; elect Mr. Simon Thompson; Mr.
       Clas Ake Hedstrom as a Chairman of the Board

15.    Re-elect KPMG Bohlins AB as the Auditor until             Mgmt          For                            For
       the end of the AGM 2011, i.e. for 3 years

16.    Approve the Nomination Committee, etc. for the            Mgmt          For                            For
       AGM 2009 as specified

17.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to Chief Executives

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANKYO CO.,LTD.                                                                             Agenda Number:  701637627
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67844100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3326410002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Change Company's Location, Reduce Board Size
       to 10

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SANOFI-AVENTIS, PARIS                                                                       Agenda Number:  701486690
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5548N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  FR0000120578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented,
       creating a profit of EUR 3,545,802,559.18

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: Earning
       for the FY: EUR 3,545,802,559.18, prior retained
       earnings: EUR 4,558,248,159.23, distributable
       income: EUR 8,104,050,718.41, dividends: EUR
       2,827,447,453.08, retained earnings EUR 5,276,603,265.33;
       receive the net dividend of EUR 2.07 per share,
       and will entitle to the 40 % deductions provided
       by the French Tax Code, this dividend will
       be paid on 21 MAY 2008, in the event that the
       Company holds some of its own shares on such
       date, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account, as required By-Law, it is
       reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 1.75 for FY 2006,
       EUR 1.52 for FY 2005, EUR 1.20 for FY 2004

4.     Appoint Mr. M. Uwe Bicker as a Director, to               Mgmt          For                            For
       replace Mr. M. Rene Bar Bier De La Serre, for
       the remainder of Mr. M. Rene Barbier De La
       Serre's term of office, I.E. Until; approve
       the financial statements for the FY 2011

5.     Appoint Mr. M. Gunter Thielen as a Director,              Mgmt          For                            For
       to replace Mr. M. Jurgen Dormann,for the reminder
       of Mr. M. Jurgen Dormann's term of office,
       I.E. and approve the financial statements for
       the FY 2010

6.     Appoint Ms. Claudie Haignere as a Director,               Mgmt          For                            For
       to replace Mr. M. Hubert Markl, for the remainder
       of Mr. M. Hubert Markl's term of office, I.E
       and approve the financial statements for the
       FY 2011

7.     Appoint Mr. M. Patrick De Lachevardiere as a              Mgmt          For                            For
       Director, to replace Mr. M. Bruno Weymuller,
       for the remainder of Mr.M. Bruno Weymuller,
       term of office, I.E. and approve the financial
       statements for the FY 2011

8.     Approve to renew the appointment of Mr. M. Robert         Mgmt          For                            For
       Castaigne as a Director for a 2 year period

9.     Approve to renew the appointment of Mr. M. Christian      Mgmt          For                            For
       Mulliez as a Director for a 2 year period

10.    Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Marc Bruel as a Director for a 2 year period

11.    Approve to renew the appointment of Mr. M. Thierry        Mgmt          For                            For
       Desmarest as a Director for a 3 year period

12.    Approve to renew the appointment of Mr. M. Jean           Mgmt          For                            For
       Francois Dehecq as a Director for a 3 year
       period

13.    Approve to renew the appointment of Mr. M. Igor           Mgmt          For                            For
       Landau as a Director for a 3 year period

14.    Approve to renew the appointment of Mr. M. Lindsay        Mgmt          For                            For
       Owen Jones as a Director for a 4 year period

15.    Approve to renew the appointment of Mr. M. Jean           Mgmt          For                            For
       Rene Fourtou as a Director for a 4 year period

16.    Approve to renew the appointment of Mr. M. Klaus          Mgmt          For                            For
       Pohle as a Director for a 4 year period

17.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       following ones and Article L.225.42.1 of the
       French Commercial Code, approve the aforementioned
       report as regard the allowance which would
       be paid to Mr. M. Jean Francois Dehecq on the
       occasion of the cessation of his functions

18.    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 ET
       Suivants ET L.225.42.1 of the French Commercial
       Code, approve the aforementioned report as
       regard the allowance which would be paid to
       Mr. M. Gerard Le Fur on occasion of the cessation
       of his function

19.    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 13,659,166,440.00; [Authority
       is given for an 18 month period] and this delegation
       of powers supersedes any and all earlier delegations
       to the same effect; the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

20.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       t carry out all filings, publications and other
       formalities prescribed By-Laws




--------------------------------------------------------------------------------------------------------------------------
 SANOMAWSOY PLC, HELSINKI                                                                    Agenda Number:  701459732
--------------------------------------------------------------------------------------------------------------------------
    Security:  X75713119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  FI0009007694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.00 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of the Board Members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

4.     Approve the transferring of the premium fund              Mgmt          For                            For
       to unrestricted equity

5.     Approve to donate works of art                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANTOS LTD, ADELAIDE SA                                                                     Agenda Number:  701506997
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q82869118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  AU000000STO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report for the YE 31 DEC            Non-Voting
       2007 and the reports of the Directors and the
       Auditors thereon

2.A    Re-elect Mr. Peter Roland Coates as a Director,           Mgmt          For                            For
       who retires in accordance with Rule 34[b] of
       the Company's Constitution

2.B    Re-elect Mr. Kenneth Alfred Dean as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 34[c] of the Company's Constitution

2.C    Re-elect Mr. Richard Michael Harding as a Director,       Mgmt          For                            For
       who retires by rotation In accordance with
       Rule 34[c] of the Company's Constitution

3.     Adopt the remuneration report for the YE31 DEC            Mgmt          Against                        Against
       2007

4.     Approve that, pursuant to Rule 36[a] of the               Mgmt          For                            For
       Company's Constitution, the aggregate amount
       of remuneration that may be paid in any FY
       to the Company's Non-Executive Directors be
       increased from AUD 1,5000,000 to AUD 2,100,000,
       with effect from 01 JAN 2008




--------------------------------------------------------------------------------------------------------------------------
 SANYO ELECTRIC CO.,LTD.                                                                     Agenda Number:  701452029
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68897107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Mar-2008
        ISIN:  JP3340600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Financial Statements for the 83rd             Mgmt          For                            For
       Fiscal Year (fm 01-APR-2006 to  31-MAR-2007)




--------------------------------------------------------------------------------------------------------------------------
 SANYO ELECTRIC CO.,LTD.                                                                     Agenda Number:  701631257
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68897107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3340600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANYO SHINPAN FINANCE CO.,LTD.                                                              Agenda Number:  701400880
--------------------------------------------------------------------------------------------------------------------------
    Security:  J69155109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  JP3340000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Share-based Acquisition of the Company,           Mgmt          For                            For
       Sanyo Shinpan Finance Co.     Ltd., by Asahi
       Enterprise, i.e. Promise Co., Ltd.'s Wholly-Owned
       Subsidiary.

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAP AKTIENGESELLSCHAFT                                                                      Agenda Number:  701559986
--------------------------------------------------------------------------------------------------------------------------
    Security:  D66992104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 13 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,582 ,667,897.40 as follows:
       Payment of a dividend of EUR 0.50 per no-par
       share EUR 986,567,284.40 shall be carried forward
       Ex-dividend and payable date: 04 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin

6.     Election of Mr. Bernard Liautaud to the Supervisory       Mgmt          For                            For
       Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 120,000,000, at a price
       neither more than 10% above, nor more than
       20% below the market price of the shares if
       they are acquired through the stock exchange,
       nor differing more than 20% from the market
       price of the shares if they are acquired by
       way of a repurchase offer, on or before 30
       NOV 2009; the Company shall be authorized to
       sell the shares on the stock exchange and to
       offer them to the shareholders for subscription;
       the Company shall also be authorized to dispose
       of the shares in another manner if they are
       sold at a price not materially below their
       market price, to offer the shares to BEE Owned
       Companies against cash payment (the amount
       being limited to EUR 1,500,000), to use these
       shares for the acquisition of shares of Systems
       Applications Products (South Africa) (Proprietary)
       Limited (the amount being limited to EUR 1,500,000),
       to offer the shares to other third parties
       for acquisition purposes, to use the shares
       within the scope of the Company's Stock Option
       and Incentive Plans, or for satisfying conversion
       and option rights, and to retire the

8.     Authorization of the Board of Managing Directors          Mgmt          For                            For
       to use call and put options for the purpose
       of the acquisition of own shares as per item
       7

9.     Amendments to the Articles of Association a)              Mgmt          For                            For
       Section 4(11), regarding the authorized capital
       III of up to EUR 15,000,000 being revoked b)
       Section 23(3), regarding the Company not being
       obliged to send documents regarding a shareholders
       meeting to the shareholders if the documents
       are made available via inter net




--------------------------------------------------------------------------------------------------------------------------
 SAPPORO HOKUYO HOLDINGS,INC.                                                                Agenda Number:  701615405
--------------------------------------------------------------------------------------------------------------------------
    Security:  J69489102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3320950003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAPPORO HOLDINGS LIMITED                                                                    Agenda Number:  701473869
--------------------------------------------------------------------------------------------------------------------------
    Security:  J69413128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3320800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SARAS RAFFINERIE SARDE SPA, CAGLIARI                                                        Agenda Number:  701544252
--------------------------------------------------------------------------------------------------------------------------
    Security:  T83058106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0000433307
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Approve the annual results to 31 DEC 2007 and             Mgmt          For                            For
       presentation of the consolidated accounts to
       31 DEC 2007 related and consequent resolutions
       allocation of profit for the year and payment
       of dividends

2.     Grant authority to purchase own shares and dispose        Mgmt          For                            For
       of them to relate and consequent resolutions




--------------------------------------------------------------------------------------------------------------------------
 SAS AB, STOCKHOLM                                                                           Agenda Number:  701481385
--------------------------------------------------------------------------------------------------------------------------
    Security:  W7501Z106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  SE0000805574
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve that the meeting is called to order               Mgmt          For                            For

2.     Elect Mr. Claes Beyer, Attorney, as the Chairman          Mgmt          For                            For
       of the meeting

3.     Approve the list of shareholders                          Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to verify the minutes                     Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the annual accounts and the Auditor's             Mgmt          Abstain                        Against
       report as well as the consolidated accounts
       and consolidated Auditor's report

8.     Receive the report on the work of the Board,              Mgmt          For                            For
       the Remuneration Committee and the Audit Committee,
       followed by the President's address and approve,
       in conjunction with this, the opportunity for
       shareholders to put questions to the Board
       and the Group Management

9.A    Approve the statement of income and balance               Mgmt          For                            For
       sheet and the consolidated statement of income
       and consolidated balance sheet

9.B    Approve that no dividends be paid for the year            Mgmt          For                            For
       2007

9.C    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the President from liability

10.A   Approve that the number of Board Members be               Mgmt          For                            For
       7, without Deputies

10.B   Approve that the fees, for the period until               Mgmt          For                            For
       the end of the next AGM, shall be SEK 625,000
       for the Chairman of the Board, SEK 415,000
       for the Vice Chairman and SEK 315,000 for the
       each of the other Board Members elected by
       the shareholders' meeting and the Board's ordinary
       employee representatives; that each Deputy
       for Ordinary Employee Members receive a study
       fee of SEK 1,000 per Board meeting and an attendance
       fee of SEK 3,750 for each Board meeting they
       attend in addition to this remuneration; and
       that remuneration be paid for work on the Board
       Remuneration Committee in the amount of SEK
       75,000 for the Remuneration Committee Chairman
       and SEK 25,000 for the other Members of the
       Remuneration Committee, as well as for work
       on the Board's Audit Committee, in the amount
       of SEK 100,000 for the Audit Committee Chairperson
       and SEK 50,000 for each of the Audit Committee's
       other Members

10.C   Approve that the fees for the Company's Auditors          Mgmt          For                            For
       be paid as invoiced

11.    Re-elect Messrs. Jens Erik Christensen, Berit             Mgmt          For                            For
       Kjoll, Timo Peltola, Fritz H. Schur, Anitra
       Steen and Jacob Wallenber and elect Mr. Dag
       Mejdell as the Board Members and Mr. Fritz
       H. Schur as the Chairperson of the Board

12.    Approve that a Nomination Committee be elected            Mgmt          For                            For
       that is tasked to make proposals and other
       recommendations to the AGM Meeting to be convened
       in 2008 as specified

13.    Approve that the guidelines for the remuneration          Mgmt          For                            For
       of the Company's Senior Executives of last
       year remains unchanged

14.    Meeting is adjourned                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCANIA AB, SODERTALJE                                                                       Agenda Number:  701502987
--------------------------------------------------------------------------------------------------------------------------
    Security:  W76082119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  SE0000308280
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect Mr. Claes Zettermarck as the Chairman               Mgmt          For                            For
       of the AGM

3.     Approve the establishment of the voting list              Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to verify the minutes                     Mgmt          For                            For

6.     Approve whether the AGM has been duly convened            Mgmt          For                            For

7.     Receive the annual accounts and Auditors' report,         Mgmt          For                            For
       and the consolidated annual accounts and the
       Auditors' report

8.     Receive the report on the work of the Board               Mgmt          For                            For
       of Directors and its audit and remuneration
       Committees

9.     Approve the address by the President and the              Mgmt          For                            For
       Chief Executive Officer

10.    Questions from the shareholders                           Mgmt          For                            For

11.    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and balance
       sheet

12.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and President from liability for the FY

13.    Approve the distribution of the profit or loss            Mgmt          For                            For
       accorded to the adopted balance sheet and the
       record date for the dividend, the Board of
       Directors dividend of SEK 5.00 per share; the
       Board 8 MAY 2008 as the record date for the
       dividend. provided that the AGM

14.A   Authorize the Board of Directors that the AGM             Mgmt          For                            For
       approve the implementation of a 2:1 split,
       which will result in each share being divided
       into 2 shares of its original class as specified

14.B   Approve to reduce the share capital in the amount         Mgmt          For                            For
       of SEK 1,000,000,000, resulting in a reduction
       in share capital from SEK 2,000,000,000 to
       SEK 1,000,000,000; the reduction shall be implemented
       by means of a mandatory withdrawal of 800,000,000
       shares, of which 400,000,000 shall be a shares
       and 400,000,000 shall be B shares; an amount
       of SEK 7.50 shall be paid to shareholders for
       each redemption share, of which SEK 1.25 will
       be transferred from share capital and SEK 6.25
       constitutes a premium and will be transferred
       from unrestricted equity; and authorize the
       Board of Directors to set the record date for
       the right to receive the redemption amount;
       payment of the redemption amount share shall
       occur on the third banking day after the record
       date that the board sets, but no later than
       15 banking days after this decision and the
       decision concerning the bonus issue in 14.C
       are recorded with the Swedish Companies Registration
       Office; as specified

14.C   Approve to increase in the share capital of               Mgmt          For                            For
       SEK 1,000,000,000 from SEK 1,000,000,000 to
       SEK 2,000,000,000; the capital that is used
       to increase the share capital shall be transferred
       from unrestricted equity; no new shares shall
       be issued; the bonus issue will restore restricted
       equity and share capital to their original
       levels before the reduction in share capital
       by means of a withdrawal of shares; this procedure
       avoids the requirement of applying for the
       permission of the Swedish Companies Registration
       Office in order to implement the reduction
       in share capital; as specified

14.D   Authorize the Chairman and the President and              Mgmt          For                            For
       Chief Executive Officer or another person designated
       by the AGM to make minor changes in the decisions
       made by the AGM and that are required in order
       to implement the split, the reduction in share
       capital and the bonus issue; and to record
       the decisions with the Swedish Companies Registration
       Office or VPC AB

15.    Approve the guidelines for salary and other               Mgmt          For                            For
       remuneration of the President and the Chief
       Executive Officers as well as other Executive
       Officers as specified

16.    Approve the resolution concerning the 2008 incentive      Mgmt          For                            For
       programme as specified

17.A   Approve to determine the number of Board Members          Mgmt          For                            For
       and deputy Board Memebers to be elected by
       the AGMas specified

17.B   Approve the remuneration to the Board of Directors        Mgmt          For                            For
       is fixed at SEK 4,718,750, to be allocated
       among Board Members as follows: SEK 1,250,000
       to the Chairman, SEK 625,000 to the Vice Chairman
       and SEK 406,250 to each of the other Board
       Members who are elected by the AGM and who
       are not employees of the Company as specifeid

17.C   Elect Mr. Helmut Aurenz and Mr. Gunnar Larsson            Mgmt          For                            For
       as new Board Members, re-elect: Messrs. Staffan
       Bohman, Peggy Bruzelius, Borje Ekholm, Hans
       Dieter Potsch, Francisco Javier Garcia Sanz,
       Peter Wallenberg Jr, MartinWinterkorn and Leif
       Ostling as the Board Members, Mr. Martin Winterkorn
       as the Chairman of the Board, elect Mr. Staffan
       Bohman as new Vice Chairman of the Board

17.D   Approve that the remuneration to the Auditors             Mgmt          For                            For
       shall be paid according to approved invoices

18.    Amend the Article 8 of the Articles of Association        Mgmt          For                            For
       as specified

19.    Approve the resolution concerning criteria for            Mgmt          For                            For
       how Members of the Nomination Committee shall
       be appointed as specified

20.    Adjournment of the AGM                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCHINDLER HOLDING AG, HERGISWIL                                                             Agenda Number:  701474998
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7258G209                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CH0024638196
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.a    Authorization of the financial statements and             Non-Voting
       consolidation accounting 2007 as well as the
       acceptance of the Auditing Agency and Group
       Auditors reports-Superviosry Board request
       the authorization of the financial report,
       financial statements and consolidation accounting

1.b    Compensation report 2007-Supervisory Board request        Non-Voting
       to note consenting the compensation report

2.     Appropriation of the 2007 profits as follows:             Non-Voting
       net profit of reporting year: CHF 874,205,000;
       carried forward from the previous year: CHF
       11,342,509; available for appropriation by
       the general meeting: CHF 885,547,509; dividend
       CHF 1.60 gross per registered share and bearer
       part

3.     Discharge the Members of the Board of Directors           Non-Voting
       and the Management

4.1.1  Re-election of Prof. Dr. Pius Baschera, Zurich            Non-Voting
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.2  Re-election of Mr. Luc Bonnard, Hergiswil as              Non-Voting
       a Member of the Board of Directors for a term
       of office of 3 years

4.1.3  Re-election of Dr. Hubertus von Grunberg, Hannover        Non-Voting
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.4  Re-election of Mr. Alfred N. Schindler, Hergiswil         Non-Voting
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.5  Re-election of Dr. Jeno C.A. Staehelin, Hergiswil         Non-Voting
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.6  Re-election of Mr. Robert Studer, Schonenberg             Non-Voting
       as a Member of the Board of Directors for a
       term of office of 3 years

4.2    Re-election of Mr. Alfred N. Schindler, Hergiswil         Non-Voting
       as the Chairman of the Board of Directors for
       a term of office of 3 years

5.     Appointment of Ernst & Young AG as the Statutory          Non-Voting
       Auditors and Group Auditors for the FY 2008

6.1    Reduce the share capital of currently CHF 7,356,820,      Non-Voting
       by way of elimination of 1,117,000 treasury
       registered shares by CHF 111,700 to CHF 7,245,120;
       to confirm, as a result of the report of the
       Auditors, that the claims of the creditors
       are fully covered despite of the reduction

6.2    Reduce the participation capital of currently             Non-Voting
       CHF 5,093,640, by way of elimination of 1,679,500
       treasury participation certificates by CHF
       167,950 to CHF 4,925,690; to confirm, as a
       result of the report of the Auditors, that
       the claims of the creditors are fully covered
       despite




--------------------------------------------------------------------------------------------------------------------------
 SCHINDLER HOLDING AG, HERGISWIL                                                             Agenda Number:  701472514
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7258G233                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CH0024638212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438899, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.a    Approve the 80th annual report, the financial             Mgmt          For                            For
       statements and the consolidated group financial
       statements 2007, and receive the reports of
       the Statutory Auditors and the Group Auditors

1.b    Approve to affirmatively take note of the compensation    Mgmt          For                            For
       report

2.     Approve the appropriation of the 2007 profits             Mgmt          For                            For
       as follows: net profit of reporting year: CHF
       874,205,000; carried forward from the previous
       year: CHF 11,342,509; available for appropriation
       by the general meeting: CHF 885,547,509; dividend
       CHF 1.60 gross per registered share and bearer
       participation certificate [previous year CHF
       1.30 each] CHF 199,207,360; appropriation to
       free reserves: CHF 675,000,000; balance carried
       forward to new account: CHF 11,340,149; total:
       CHF 885,547,509

3.     Grant discharge the Members of the Board of               Mgmt          For                            For
       Directors and the Management

4.1.1  Re-elect Prof. Dr. Pius Baschera, Zurich as               Mgmt          For                            For
       a Member of the Board of Directors for a term
       of office of 3 years

4.1.2  Re-elect Mr. Luc Bonnard, Hergiswil as a Member           Mgmt          For                            For
       of the Board of Directors for a term of office
       of 3 years

4.1.3  Re-elect Dr. Hubertus von Grunberg, Hannover              Mgmt          For                            For
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.4  Re-elect Mr. Alfred N. Schindler, Hergiswil               Mgmt          For                            For
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.5  Re-elect Dr. Jeno C.A. Staehelin, Hergiswil               Mgmt          For                            For
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.6  Re-elect Mr. Robert Studer, Schonenberg as a              Mgmt          For                            For
       Member of the Board of Directors for a term
       of office of 3 years

4.2    Re-elect Mr. Alfred N. Schindler, Hergiswil               Mgmt          For                            For
       as the Chairman of the Board of Directors for
       a term of office of 3 years

5.     Appoint Ernst & Young AG as the Statutory Auditors        Mgmt          For                            For
       and Group Auditors for the FY 2008

6.1    Approve to reduce the share capital of currently          Mgmt          For                            For
       CHF 7,356,820, by way of elimination of 1,117,000
       treasury registered shares by CHF 111,700 to
       CHF 7,245,120; to confirm, as a result of the
       report of the Auditors, that the claims of
       the creditors are fully covered despite of
       the reduction of the share capital; and amend
       Article 4 Section 1 of the Articles of Association
       as specified

6.2    Approve to reduce the participation capital               Mgmt          For                            For
       of currently CHF 5,093,640, by way of elimination
       of 1,679,500 treasury participation certificates
       by CHF 167,950 to CHF 4,925,690; to confirm,
       as a result of the report of the Auditors,
       that the claims of the creditors are fully
       covered despite of the reduction of the share
       capital; and amend Article 7 Section 1 of the
       Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 SCHNEIDER ELECTRIC SA, RUEIL MALMAISON                                                      Agenda Number:  701483252
--------------------------------------------------------------------------------------------------------------------------
    Security:  F86921107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  FR0000121972
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the company's
       financial statements for the YE in 2007, as
       presented earnings for FY: EUR 226,643,349.81

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and the income for the FY be appropriated
       as follows: income for the FY: EUR 226,643,349.81;
       legal reserve: EUR 3,589,169.00; retained earnings:
       EUR 483,791,510.94; distributable income: EUR
       706,845,691.75; share premium: EUR 102,642,216,05
       the shareholders will receive a net dividend
       of EUR 3.30 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid as from 01 JAN 2008
       as required by law

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225.40 of
       the French Commercial Code, and approve the
       agreements entered into which remained in force
       during the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-88 of
       the French Commercial Code, and approve the
       presented Agreement relating to the possible
       allowances due to Jean-Pascal Tricoire in case
       of cessation of his duties next to a change
       of capital of the Company

O.6    Appoint Mr. Leo apotheker as a Member of the              Mgmt          For                            For
       Supervisory Board, for a 4-year period, in
       replacement to Mr. Rene De La Serre

O.7    Approve to renew the appointment of Mr. Jerome            Mgmt          For                            For
       Gallot as a Member of the Supervisory Board
       for a 4-year period

O.8    Approve to renew the appointment of Mr. Willy             Mgmt          For                            For
       Kissling as a Member of the Supervisory Board
       for a 4-year period

O.9    Approve to renew the appointment of Mr. Piero             Mgmt          For                            For
       Sierra as a Member of the Supervisory Board
       for a 4-year period

O.10   Ratify the Co-optation of Mr. G. Richard Thoman           Mgmt          For                            For
       as a Member of the Supervisory Board for a
       4-year period, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2011

O.11   Appoint Mr. Roland Barrier as a Member of the             Mgmt          Against                        Against
       Supervisory Board representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.12   Appoint Mr. Claude Briquet as a Member of the             Mgmt          For                            For
       Supervisory Board, representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.13   Appoint Mr. Alain Burq as a Member of the Supervisory     Mgmt          Against                        Against
       Board representing employee shareholders, for
       a 4-year period

O.14   Appoint Mr. Rudiger Gilbert as a Member of the            Mgmt          Against                        Against
       Supervisory Board representing employee shareholders,
       for a 4-year period, in replacement to Mr.
       Alain Burq

O.15   Appoint Mr. Cam Moffat as a Member of the Supervisory     Mgmt          Against                        Against
       Board representing employee shareholders, for
       a 4-year period, in replacement to Mr. Alain
       Burq

O.16   Appoint Mr. Virender Shankar as a Member of               Mgmt          Against                        Against
       the Supervisory Board representing employee
       shareholders, for a 4-year period, in replacement
       to Mr. Alain Burq

O.17   Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions as specified: maximum purchase
       price: EUR 130.00, maximum number of shares
       to be acquired: 10% of the capital share, maximum
       funds invested in the share buybacks: EUR 3,188,891,680.00;
       this authorization is given for a 18-month
       period

E.18   Amend the Article number 23 of the Bylaws relating        Mgmt          For                            For
       to the conditions of participation to shareholders
       general meetings

E.19   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, up
       to a maximum of 10 % of the share capital over
       a 24-month period; this authorization is given
       for a 24-month period

E.20   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the company who are
       Members of a Company Savings Plan this delegation
       is given for a 60-month period and for a nominal
       amount that shall not exceed 5 of the share
       capital; to cancel the shareholders preferential
       subscription rights in favour of employees
       and Corporate officers of the Company who are
       Members of a Company Savings Plan; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 26 APR
       2008 in the Resolution number 14; and to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan no preferential
       subscription rights will be granted; this delegation
       is given or a 18-month period and for a nominal
       amount that shall not exceed 0,5 of the capital
       share; authorization if given for a 18- month
       period to set the issue price of the ordinary
       shares or securities to be issued, in accordance
       with the terms and conditions determined by
       the shareholders'; meeting; this amount shall
       count against the overall value set forth in
       Resolution umber 10 of the share holders meeting
       of 26 APR 2007 and Number 20 of the present
       general meeting; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its Resolution Number 15

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCHRODERS PLC, LONDON                                                                       Agenda Number:  701504296
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7860B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0002405495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors' report and the accounts              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend of 21.0 pence per share          Mgmt          For                            For
       on the ordinary shares and on the non-voting
       ordinary shares, payable on 30 APR 2008 to
       shareholders on the register on 14 MAR 2008

3.     Approve the remuneration report for the YE 31             Mgmt          Against                        Against
       DEC 2007

4.     Re-elect Mr. Michael Dobson as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 87

5.     Re-elect Mr. Jonathan Asquith as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 87

6.     Re-elect Mr. Massimo Tosato as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 87

7.     Re-elect Mr. Andrew Beeson as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 87

8.     Re-elect Sir Peter Job as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with Article
       87

9.     Re-elect Mr. George Mallinckrodt as a Director            Mgmt          For                            For
       of the Company, who retires having served more
       than 9 years as a Director

10.    Re-elect Mr. Bruno Schroder as a Director of              Mgmt          For                            For
       the Company, who retires having served more
       than 9 years as a Director

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold the office
       until the conclusion of the next general meeting
       at which the accounts are laid before the Company
       in accordance with Section 241 of the Companies
       Act 1985

12.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the PricewaterhouseCoopers LLP as the Auditors
       of the Company

13.    Authorize the Directors of the Company, to allot          Mgmt          For                            For
       relevant securities [Section 80] of the Companies
       Act 1985 [as amended] up to an aggregate nominal
       amount of GBP 5,000,000; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 01 MAY 2009 ]; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

14.    Authorize the Company, pursuant to Section 366            Mgmt          For                            For
       of the Companies Act 2006 to: a) make political
       donations to political parties or independent
       election candidates not exceeding GBP 50,000
       in total; b) make political donations to political
       organizations other than political parties
       not exceeding GBP 50,000 in total; and c) incur
       political expenditure not exceeding GBP 50,000
       in total; provided that the aggregate amount
       of any such donations and expenditure shall
       not exceeding GBP 50,000 during the period
       beginning with the date of the passing of this
       resolution and ending on 24 APR 2012 or, if
       sooner, at the conclusion of the AGM of the
       Company to be held in 2012 for the purpose
       of this resolution the terms political donation,
       independent election candidates, political
       organizations and political expenditure have
       the meetings set out in sections 363 to 365
       of the Companies Act 2006

15.    Amend the Schroders Equity Compensation Plan              Mgmt          For                            For
       2000 and authorize the Directors to do all
       such things as are necessary to carry them
       into effect

S.16   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       [as amended] of non-voting ordinary shares
       up to 14,650,000 of GBP 1 each in the capital
       of the Company, at a minimum price of GBP 1
       and not more than 5% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.17   Amend the Articles 7, 8, 57, 60, 65, 67, 75,              Mgmt          For                            For
       78, 79, 97, 108, 130, 134, 140, 142 and 144;
       the deletion of Articles 3, 49, 50, 51, 53,
       56, 72, 99 133 and 143; and adopt the new Articles
       92, 93, 94, 95, 96 and 140 together with consequential
       re-numbering and cross-referencing amendments
       highlighted in the revised print of the Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 SCOR                                                                                        Agenda Number:  701520416
--------------------------------------------------------------------------------------------------------------------------
    Security:  F15561677                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  FR0010411983
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.08 per share with a par value of EUR
       0.7

O.3    Approve the consolidated financial Statements             Mgmt          For                            For
       and statutory reports

O.4    Receive the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Approve the transaction with Denis Kessler                Mgmt          For                            For

O.6    Authorize to repurchase of up to 10% of issued            Mgmt          For                            For
       share capital

O.7    Approve to renew the appointment of Ernst and             Mgmt          For                            For
       Young as the Auditor

O.8    Approve to renew the appointment of Mazars and            Mgmt          For                            For
       Guerard as the Auditor

O.9    Elect Picarle et Associes as the Alternate Auditor        Mgmt          For                            For

O.10   Elect Charles Vincensini as the Alternate Auditor         Mgmt          For                            For

O.11   Ratify the appointment of Mr. Gerard Andreck              Mgmt          For                            For
       as a Director

O.12   Authorize the filing of required documents/other          Mgmt          For                            For
       formalities

E.13   Authorize the capitalization of reserves of               Mgmt          For                            For
       up to EUR 200 million for bonus issue or increase
       in par value

E.14   Authorize the issuance of equity or equity-linked         Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of EUR 600 million

E.15   Authorize the issuance of equity or equity-linked         Mgmt          For                            For
       securities without pre-emptive rights up to
       nearly an aggregate nominal amount of EUR 290
       million

E.16   Authorize the Board to increase capital in the            Mgmt          For                            For
       event of additional demand related to delegation
       submitted to shareholder vote above

E.17   Authorize the capital increase of up to almost            Mgmt          For                            For
       EUR 290 million for future exchange offers

E.18   Approve to reduce the share capital via cancellation      Mgmt          For                            For
       of repurchased shares

E.19   Approve the Stock Option Plans grants                     Mgmt          For                            For

E.20   Authorize up to 3 million shares for use in               Mgmt          For                            For
       restricted Stock Plan

E.21   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.22   Approve to set the global limit for capital               Mgmt          For                            For
       increase the result from all issuance requests
       at nearly EUR 870.90 million

E.23   Authorize the filing of required documents/other          Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH & NEWCASTLE PLC, EDINBURGH                                                         Agenda Number:  701469935
--------------------------------------------------------------------------------------------------------------------------
    Security:  G79269117                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  GB0007839698
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the Scheme of arrangement dated 22               Mgmt          For                            For
       FEB 2008 [the Scheme], between the Company
       and the Scheme shareholders [as specified],
       authorize the Directors of the Company to take
       all such actions as they consider necessary
       or appropriate for carrying the scheme into
       effect




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH & NEWCASTLE PLC, EDINBURGH                                                         Agenda Number:  701469947
--------------------------------------------------------------------------------------------------------------------------
    Security:  G79269117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  GB0007839698
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, the purpose of giving effect o the               Mgmt          For                            For
       scheme of arrangement dated 22 FEB 2008 between
       the Company and the Scheme shareholders [as
       specified in the scheme of arrangement], a
       print which has been produced to this meeting
       and for the purpose if identification signed
       by the Chairman thereof, in its original form
       or with or subject to any modification, addition
       or condition, imposed by the Court Session[the
       scheme] a)authorize the Directors of the Company
       to take all such actions as they may consider
       necessary or appropriate for carrying the scheme
       into effect; b) approve the share capital of
       the Company be reduced by canceling and extinguishing
       all the Cancellation Shares [as defined in
       the scheme] c)approve, subject to and the forthwith
       upon the said reduction of capital taking effect
       and notwithstanding anything to the contrary
       in the Articles if Association of the Company:
       authorize share capital of the Company be increased
       to its former amount by the creation of such
       number of new ordinary shares of 20 pence each
       as shall be equal to the number of cancellation
       shares cancelled pursuant to paragraph (b)
       above; approve the reserve arising in the books
       of accounts of the Company as a result of the
       said reduction of capital be capitalized and
       applied in paying up in full at par the new
       ordinary shares to create, such ordinary shares
       to be allotted and issued credited as fully
       paid to Sunrise Acquisition Limited and/or
       its nominee(s);and authorize the Directors
       of the Company for the purpose of Section 80
       of Companies Act 1985 to allot the new ordinary
       shares referred to in paragraph (c) above provided
       that the maximum aggregate nominal amount of
       the said new ordinary shares created pursuant
       to paragraph (c) (i) [Authority shall expires
       on the 5th anniversary of the date of this
       resolution]; this authority shall be in addition
       and without prejudice to any other authority
       under the said Section 80 previously granted
       and in force on the date on which this resolution
       is passed; approve the Articles of the Association
       of the Company be amended by the adoption and
       inclusion of the new Article 147, as specified




--------------------------------------------------------------------------------------------------------------------------
 SECOM CO.,LTD.                                                                              Agenda Number:  701621547
--------------------------------------------------------------------------------------------------------------------------
    Security:  J69972107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3421800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SECURITAS AB                                                                                Agenda Number:  701487868
--------------------------------------------------------------------------------------------------------------------------
    Security:  W7912C118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SE0000163594
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Melker Schorling as a Chairman of               Mgmt          For                            For
       the Board for AGM 2008

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person(s) to approve the minutes             Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     The President's report                                    Mgmt          For                            For

8.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report and the consolidated financial statements
       and the Group Auditor's report, the statement
       by the Auditor on the compliance with the guidelines
       for remuneration to Management applicable since
       the last AGM, and approve the appropriation
       of the Company's profit and the Board's motivated
       statement thereon

9.A    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet as per 31
       DEC 2007

9.B    Approve the appropriation of the Company's profit         Mgmt          For                            For
       according to the adopted balance sheet [a dividend
       of SEK 3.10 per share]

9.C    Approve the record date for the dividend, 22              Mgmt          For                            For
       APR 2008; if the AGM so resolves, the dividend
       is expected to be distributed by VPC starting
       25 APR 2008

9.D    Grant discharge to the Board of Directors and             Mgmt          For                            For
       the President from liability for the FY 2007

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 10 with no Deputy Members

11.    Approve to determine the fees to the Board Members        Mgmt          For                            For
       for the period up to and including the AGM
       2009 shall amount to SEK 5,425,000 in total
       [including fees for Committee work] to be distributed
       between the Board Members as follows: the Chairman
       of the Board shall receive SEK 1,000,000, the
       Deputy Chairman shall receive SEK 725,000 and
       each of the other Board Members, except the
       President, shall receive SEK 450,000; as consideration
       for the Committee work, the Chairman of the
       Audit Committee shall receive SEK 200,000,
       the Chairman of the Remuneration Committee
       shall receive SEK 100,000, the Members of the
       Audit Committee each SEK 100,000 and the Members
       of the Remuneration Committee each SEK 50,000;
       the Auditor's fees are paid as per agreement

12.    Re-elect Messrs. Carl Douglas, Marie Ehrling,             Mgmt          For                            For
       Annika Falkengren, Stuart E. Graham, Alf Goransson,
       Berthold Lindqvist, Fredrik Palmstierna, Melker
       Schorling and Sofia Schorling-Hogberg as the
       Board Members and elect Mr. Fredrik Cappelen,
       for the period up to and including the AGM
       2009, with Mr. Melker Schorling as the Chairman
       of the Board; re-elect the accounting firm
       PricewaterhouseCoopers as the Auditor of the
       Company for a period of 4 years, with the authorized
       Public Accountant Mr. Peter Nyllinge as the
       Auditor in charge

13.    Re-elect Messrs. Gustaf Douglas [Investment               Mgmt          For                            For
       AB Latour, etc], Marianne Nilsson [Swedbank
       Robur] and Mats Tuner [ SEB Fonder] and elect
       Messrs. Mikael Ekdahl [Melker Schorling AB]
       and Staffan Grefback [Alecta] as the new Members
       in respect of the AGM 2009; elect Mr. Gustaf
       Douglas as a Chairman of the Nomination Committee

14.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Management

15.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEGA SAMMY HOLDINGS INC.                                                                    Agenda Number:  701607840
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7028D104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3419050004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          No vote

1.2    Appoint a Director                                        Mgmt          No vote

1.3    Appoint a Director                                        Mgmt          No vote

1.4    Appoint a Director                                        Mgmt          No vote

1.5    Appoint a Director                                        Mgmt          No vote

1.6    Appoint a Director                                        Mgmt          No vote

2.     Appoint a Substitute Corporate Auditor                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701528626
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80277117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of the accounts for the             Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Directors
       and the Auditors thereon

2.     Declare the final dividend of the 14.7 pence              Mgmt          For                            For
       [comprising a dividend of 9.0 pence and a property
       income distribution of 5.7 pence] per shares
       recommended by the Directors in respect of
       the YE 31 DEC 2007 payable on 23 MAY 2008 to
       holders of ordinary shares registered at the
       close of business on 18 APR 2008

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            For
       Committee for the YE 31 DEC 2007

4.     Re-elect Lord Blackwell who retires from the              Mgmt          For                            For
       Board by rotation

5.     Re-elect Mr. Ian Coull who retires from the               Mgmt          For                            For
       Board by rotation

6.     Re-elect Mr. David Sleath who retires from the            Mgmt          For                            For
       Board by rotation

7.     Re-elect Mr. Thom Wernink who retires from the            Mgmt          For                            For
       Board by rotation

8.     Re-appoint Deloitte & Young LLP as the Auditor            Mgmt          Against                        Against
       to hold office until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          Against                        Against
       of the Auditors

10.    Authorize the Company and all the Companies               Mgmt          For                            For
       that are subsidiaries of the Company, in accordance
       with Section 366 and 367 of the Companies Act
       2006 [the 2006 Act], at the time at which this
       resolution is passed or at any time during
       the period for which this resolution has effect
       are authorized to: i) make political donations
       to political parties or independent election
       candidates, as defined in Section 363 and 364
       of the 2006 Act, not exceeding GBP 20,000 in
       total; ii) make political donations to political
       organizations other than political parties,
       as defined Section 363 and 364 of the 2006
       Act, not exceeding GBP 20,000 in total; and
       iii) incur political expenditure as defined
       in Section 365 of the 2006 Act, not exceeding
       GBP 20,000 in total, in any event, the aggregate
       amount of political donations and political
       expenditure made or incurred by the Company
       and its subsidiaries pursuant to this resolution
       shall not exceed GBP 40,000; [Authority expires
       earlier the conclusion of the next AGM or 30
       JUN 2009]

S.11   Approve to renew, in substitution for all existing        Mgmt          For                            For
       unexercised authorities, the authority conferred
       on the Directors by Article 10[a] of the Company's
       Articles of Association [Authority expires
       earlier the conclusion of the next AGM or,
       if earlier, on 19 AUG 2009] [unless previously
       renewed, varied or revoked] and for that period,
       the Section 80 amount is GBP 28,444,573.35

S.12   Approve to renew, subject to the passing of               Mgmt          For                            For
       resolution 11, and in substitution of all existing
       unexercised authorities, the authority conferred
       on the Directors by Articles 10[b] of the Articles
       of Association of the Company [Authority expires
       earlier the conclusion the next AGM of the
       Company or, if earlier, on 19 AUG 2009], [unless
       previously renewed, varied or revoked], and
       for the purposes of Article 10[b] of the Articles
       of Association of the Company, the Section
       89 amount shall be GBP5, 907,771.32

S.13   Authorize the Company for the purpose of Section          Mgmt          For                            For
       166 of the 1985 Act to make market purchases
       [within the meaning of section 163 of that
       Act] of ordinary shares of 27 1/12 p each in
       the Capital of the Company provided that; (a)
       the maximum aggregate number of ordinary shares
       which may be purchased pursuant to this authority
       is GBP 11,815,542.64 [representing 10% of the
       issued ordinary shares of 27 1/12 p; (c) the
       maximum price which may be paid for each ordinary
       share [exclusive of expenses] must not be more
       than the higher of 105% of the average of the
       middle market quotation for an ordinary share
       as derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which such ordinary share
       is contracted to be purchased; and [ii] that
       stipulated by Article 5[1] of the Buy-back
       and Stabilization Regulations 2003; (d); [Authority
       expire at the conclusion of the next AGM of
       the Company or on 19 AUG 2009]; and the Company
       may make a contract to purchase its ordinary
       shares under this authority which would or
       might involve the Company purchasing its own
       shares after this authority expires

S.14   Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company as specified, with effect from
       the conclusion of the meeting

15.    Adopt the SEGRO Plc 2008 Long Term Incentive              Mgmt          For                            For
       Plan [the Plan], the principal terms as specified;
       and authorize the Directors to do all acts
       and things necessary or expedient to implement
       the Plan including making any changes to the
       draft rules of the Plan as the Directors consider
       necessary or desirable to obtain any approvals
       or to take account of any statutory, fiscal,
       exchange control or securities regulations
       either generally or in relation to any potential
       participants as long as the overall limits
       contained in the Plan continue to apply




--------------------------------------------------------------------------------------------------------------------------
 SEIKO EPSON CORPORATION                                                                     Agenda Number:  701601317
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7030F105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3414750004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SEINO HOLDINGS CO.,LTD.                                                                     Agenda Number:  701626965
--------------------------------------------------------------------------------------------------------------------------
    Security:  J70316138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3415400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

5      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

6      Allow Board to Authorize Use of Free Share Acquisition    Mgmt          Against                        Against
       Rights as an           Anti-Takeover Defense
       Measures




--------------------------------------------------------------------------------------------------------------------------
 SEKISUI CHEMICAL CO.,LTD.                                                                   Agenda Number:  701612942
--------------------------------------------------------------------------------------------------------------------------
    Security:  J70703137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3419400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SEKISUI HOUSE,LTD.                                                                          Agenda Number:  701512003
--------------------------------------------------------------------------------------------------------------------------
    Security:  J70746136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  JP3420600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

3.13   Appoint a Director                                        Mgmt          Against                        Against

3.14   Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP INDS LTD                                                                           Agenda Number:  701500058
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y79711159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R50925390
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       Audited accounts for the YE 31 DEC 2007 and
       the Auditors' report thereon

2.     Declare a final ordinary exempt 1-tier dividend           Mgmt          For                            For
       of 15 cents per share for the YE 31 DEC 2007

3.     Re-elect Mr. K. Shanmugam [Independent Member             Mgmt          Against                        Against
       of Audit Committee] as a Director, who retire
       by rotation pursuant to Article 93 of the Company's
       Articles of Association

4.     Re-elect Mr. Goh Geok Ling as the Director,               Mgmt          Against                        Against
       who retire by rotation pursuant to Article
       93 of the Company's Articles of Association

5.     Re-elect Mr. Tang Kin Fei as a Director, who              Mgmt          Against                        Against
       retire by rotation pursuant to Article 93 of
       the Company's Articles of Association

6.     Re-appoint Mr. Richard Hale, OBE [Independent             Mgmt          For                            For
       Chairman of Audit Committee] as a Director,
       who retire under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

7.     Approve the sum of SGD 777,000 as Directors'              Mgmt          For                            For
       fees for the YE 31 DEC 2007

8.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

9.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise;
       to make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this resolution was in force, provided
       that: the aggregate number of shares to be
       issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with sub-paragraph [2] below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       [2] below]; [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under as specified
       in this Resolution, the percentage of issued
       shares shall be based on the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company at the time this
       resolution is passed, after adjusting for:
       i) new shares arising from the conversion or
       exercise of any convertible securities or share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; in exercising the authority conferred
       by this resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expired
       earlier until the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Law to be
       held

10.    Authorize the Directors to: a) grant awards               Mgmt          For                            For
       in accordance with the provisions of the Sembcorp
       Industries Performance Share Plan [the Performance
       Share Plan] and/or the Sembcorp Industries
       Restricted Stock Plan [the Restricted Stock
       Plan] [the Performance Share Plan and the Restricted
       Stock Plan, together the Share Plans]; and
       b) to allot and issue from time to time such
       number of ordinary shares in the capital of
       the Company as may be required to be issued
       pursuant to the exercise of options granted
       under the Sembcorp Industries Share Option
       Plan and/or such number of fully paid shares
       as may be required to be issued pursuant to
       the vesting of awards granted under the Share
       Plans, provided that the aggregate number of
       ordinary shares to be issued pursuant to the
       Share Plans and the Sembcorp Industries Share
       Option Plan shall not exceed 15% of the total
       number of issued ordinary shares in the capital
       of the Company [excluding treasury shares]
       from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP INDS LTD                                                                           Agenda Number:  701500060
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y79711159                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R50925390
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited [the SGX-ST],
       for the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in Appendix 1 to the Company's Circular
       to Shareholders dated 24 MAR 2008 [the Circular]
       with any party who is of the class of interested
       persons described in Appendix 1 to the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for such interested person
       transactions; [Authority expires at the conclusion
       of the next AGM of the Company; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the IPT Mandate and/or this resolution

O.2    Authorize the Directors of the Company for the            Mgmt          For                            For
       purposes of Sections 76C and 76E of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the Shares] not exceeding in aggregate the
       Maximum Limit [issued Shares representing 10%
       of the total number of issued Shares], at such
       price or prices as may be determined by the
       Directors from time to time up to the Maximum
       Price [shall not exceed: [a in the case of
       a market purchase of a Share, 105% of the Average
       Closing Price of the Shares; and (b in the
       case of an off-market purchase of a Share pursuant
       to an equal access scheme, 110% of the Average
       Closing Price of the Shares], whether by way
       of: (a) market purchase(s) on the SGX-ST; and/or
       (b) approve and authorize the off-market purchase(s)
       [if effected otherwise than on the SGX-ST]
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST as may for the time being be
       applicable, [the Share Purchase Mandate]; [Authority
       expires at the date on which the next AGM of
       the Company is held; and the date by which
       the next AGM of the Company is required by
       law to be held; and to complete and do all
       such acts and things [including executing such
       documents as may be required] as they and/or
       he may consider expedient or necessary to give
       effect to the transactions contemplated and/or
       authorized by this resolution

S.3    Amend the Article 89 of the Articles of Association       Mgmt          Abstain                        Against
       of the Company as specified in the Circular




--------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR MFG INTL CORP                                                                 Agenda Number:  701568137
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8020E101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  KYG8020E1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.A    Re-elect Dr. Richard Ru Gin Chang as a Class              Mgmt          For                            For
       I Director of the Company

2.B    Re-elect Mr. Henry Shaw as a Class I Director             Mgmt          For                            For
       of the Company

2.C    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

3.A    Re-elect Mr. Zheng Gang Wang as a Class III               Mgmt          For                            For
       Director of the Company

3.B    Authorize the Board of Directors to fix his               Mgmt          For                            For
       remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Audit Committee
       of the Board of Directors to fix their remuneration

5.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to allot, issue, grant, distribute and otherwise
       deal with additional shares and make or grant
       offers, agreements and options, Warrants and
       other securities during and after the end of
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company and the aggregate nominal
       amount of share capital of the Company purchased
       by the Company subsequent to the passing of
       this resolution 5 [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution, otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of any share option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to the Directors, and/or
       Officers and/or Employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares, including without limitation
       pursuant to the Company's 2004 Stock Option
       Plan, 2004 Employee Stock Purchase Plan and
       the 2004 Equity Incentive Plan; or iii) the
       exercise of the rights  of subscription or
       conversion under the terms of any warrant issued
       by the Company or any securities which are
       convertible into shares; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares of the Company in lieu of the whole
       or part of the dividend on the shares pursuant
       to the Articles of Association of the Company
       from time to time; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or by law to be held]

6.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to purchase shares, during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other stock
       exchange on which the shares may be listed
       and recognized for this purpose by the Hong
       Kong Securities and Futures Commission and
       subject to and in accordance with all applicable
       Laws, including the Hong Kong Code on share
       repurchases and the Rules Governing the Listing
       of Securities on the Stock Exchange or of any
       other stock exchange on which the securities
       of the Company may be listed as amended from
       time to time, the aggregate nominal amount
       of shares of the Company to be purchased by
       the Company pursuant to the relevant period
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or by law to be
       held]

7.     Approve, conditional on the passing of Resolutions        Mgmt          For                            For
       5 and 6, the exercise by the Board of Directors
       of the powers referred to in Resolution 5 in
       respect of the share capital of the Company
       referred to in Resolution 5

S.8    Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 SEQUANA CAPITAL, PARIS                                                                      Agenda Number:  701557526
--------------------------------------------------------------------------------------------------------------------------
    Security:  F83150114                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  FR0000063364
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.  The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and the statutory        Mgmt          For                            For
       reports

O.2    Approve to accept consolidated financial statements       Mgmt          For                            For
       and the statutory reports

O.3    Approve to allocate the income and the dividends          Mgmt          For                            For
       of EUR 0.70 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party

O.5    Ratify the appointment of DLMD as the Director            Mgmt          For                            For

O.6    Re-elect Tiberto Ruy Brandolinid' Adda as a               Mgmt          For                            For
       Director

O.7    R-elect Mr. Pascal Lebard as a Direcctor                  Mgmt          For                            For

O.8    Re-elect Mr. Luc Argand as a Director                     Mgmt          For                            For

O.9    Re-elect Mr. Laurent Mignon as a Director                 Mgmt          For                            For

O.10   Re-elect Mr. Pierre Martinet as a Director                Mgmt          For                            For

O.11   Re-elect Mr. Alessandro Potesta as a Director             Mgmt          For                            For

O.12   Re-elect Mr. Michel Taittinger as a Director              Mgmt          For                            For

O.13   Re-elect Assurances Generales De France as the            Mgmt          For                            For
       Director

O.14   Re-elect DLMD as the Director                             Mgmt          For                            For

O.15   Re-elect Ifil Investissments as the Director              Mgmt          For                            For

O.16   Elect Mr. Jean-Pascal Beaufret as a Director              Mgmt          For                            For

O.17   Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 700,000

O.18   Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

E.19   Approve to change the Company name to Sequana             Mgmt          For                            For
       and amend the Article 3 of Association accordingly

E.20   Amend Article 9 of By-Laws regarding Directors            Mgmt          For                            For
       shareholding requirement

E.21   Amend Article 13 of By-Laws regarding Directors           Mgmt          For                            For
       shareholding requirement

E.22   Approve to reduce the share capital via cancellation      Mgmt          For                            For
       of repurchased shares

E.23   Grant authority for filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 SES S.A., LUXEMBOURG                                                                        Agenda Number:  701506858
--------------------------------------------------------------------------------------------------------------------------
    Security:  L8300G135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  LU0088087324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Attendance list, quorum and adoption of the               Non-Voting
       agenda

2.     Nomination of a Secretary and of 2 scruitneers            Non-Voting

3.     Presentation by the Chairman of the Board of              Non-Voting
       2007 activities report of the Board

4.     Presentation by the President and the Chief               Non-Voting
       Executive Officer on the main developments
       during 2007 and perspectives

5.     Presentation by the Chief Financial Officer,              Non-Voting
       the Member of the Executive Committee of the
       2007 financial results

6.     Presentation of the Auditor report                        Non-Voting

7.     Approve the balance sheet as of 31 DEC 2007               Mgmt          For                            For
       and of the 2007 profit and loss accounts

8.     Approve the allocation of Income                          Mgmt          For                            For

9.     Approve the transfers between reserve accounts            Mgmt          For                            For

10.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors of SES Europe S.A.

12.    Grant discharge to the Auditors                           Mgmt          For                            For

13.    Appoint the Auditors for the year 2008 and approve        Mgmt          For                            For
       to determine the remuneration

14.    Approve the acquiring own FDRs and/or own A-,             Mgmt          For                            For
       or B-shares

15.A   Approve to determine the number of Board Members          Mgmt          For                            For

15.B   Approve to determine the duration of the mandate          Mgmt          For                            For
       of the Board Members

15.C   Appoint the Board Members                                 Mgmt          For                            For

15.D   Approve to determine the remuneration of the              Mgmt          For                            For
       Baord Members

16.    Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SES S.A., LUXEMBOURG                                                                        Agenda Number:  701619996
--------------------------------------------------------------------------------------------------------------------------
    Security:  L8300G135                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  LU0088087324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the attendance list, quorum and adopt             Mgmt          For                            For
       the agenda

2.     Approve the nomination of a Secretary and 2               Mgmt          For                            For
       Scrutineers

3.     Approve to reduce the corporate capital of the            Mgmt          For                            For
       Company by means of cancellation of own shares
       held by the Company and subsequent change of
       Article 4 of the Company's Articles of Incorporation

4.     Approve the Company acquiring own FDRs and/or             Mgmt          For                            For
       own A-, or B-shares

5.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SGS SA, GENEVE                                                                              Agenda Number:  701473679
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7484G106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  CH0002497458
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440073, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 446792 DUE TO DELETION OF A RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2007 annual report and accounts               Mgmt          For                            For
       of SGS SA [report of the Auditors]; 2007 consolidated
       accounts of the SGS Group [report of the Group
       Auditors]

2.     Approve to release the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of the profits resulting        Mgmt          For                            For
       from the balance sheet of SGS SA

4.     Elect Mr. Thomas Limberger as a Director for              Mgmt          Against                        Against
       a term of office ending at the AGM to be held
       in 2010

5.     Re-elect Deloitte SA, Geneva, as the Auditors             Mgmt          For                            For
       of SGS SA and Group Auditors for the year 2008




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  701405703
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7683K107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Nov-2007
        ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Proposed Spin-off as specified and            Mgmt          For                            For
       authorize the Board of Directors of the Company
       [the Board] to approve and implement the Proposed
       Spin-off and to do all such acts, to enter
       into all such agreements, transactions and
       arrangements and to take all such actions in
       connection therewith or arising therefrom in
       relation to the Proposed Spin-off as the Board
       may consider necessary or expedient in order
       to give effect to the Proposed Spin-off

2.     Approve the adoption of the WF Scheme, subject            Mgmt          For                            For
       to and conditional upon: a) the passing of
       an ordinary resolution of the shareholders
       of The Wing Fat Printing Company, Limited [WF
       Printing] approving the adoption of the share
       option scheme of WF Printing [the WF Scheme],
       as specified; b) the approval of the WF Scheme
       by the shareholders of the Company; c) the
       listing committee of The Stock Exchange of
       Hong Kong Limited granting approval of the
       listing of, and permission to deal in, the
       shares of WF Printing in issue and to be issued
       as mentioned in the prospectus [as specified]
       and any shares of WF Printing which may fall
       to be issued pursuant to the exercise of options
       granted under the WF Scheme, whether the granting
       of the listing and permission is subject to
       conditions or not; and d) the obligations of
       the underwriters of the Global Offering [as
       specified] under the underwriting agreements
       in respect of the Global Offering becoming
       unconditional [including, if relevant, as a
       result of the waiver of any condition(s) by
       the Global Coordinator (as specified) for itself
       and the said underwriters] and not being terminated
       in accordance with the respective terms of
       such underwriting agreements or otherwise and
       authorize the Board of Directors of the Company
       [the Board] to do all such acts, to enter into
       all such agreements, transactions and arrangements
       and to take all such actions in connection
       therewith or arising therefrom as the Board
       may consider necessary or expedient in order
       to give effect to the WF Scheme




--------------------------------------------------------------------------------------------------------------------------
 SHARP CORPORATION                                                                           Agenda Number:  701603501
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71434112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3359600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Approve Retirement Allowance for Retiring Directors,      Mgmt          For                            For
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Directors

7.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors

8.     Amend the Compensation to be received by Directors        Mgmt          For                            For

9.     Continuation of Plan Regarding Large-Scale Purchases      Mgmt          Against                        Against
       of Sharp Corporation Shares (Takeover Defense
       Plan)




--------------------------------------------------------------------------------------------------------------------------
 SHAW COMMUNICATIONS INC                                                                     Agenda Number:  701432217
--------------------------------------------------------------------------------------------------------------------------
    Security:  82028K200                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jan-2008
        ISIN:  CA82028K2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Receive the consolidated financial statements             Non-Voting
       for the YE 31 AUG 2007 and the Auditors' report
       on those statements

2.     To elect the Directors                                    Non-Voting

3.     To appoint the Auditors                                   Non-Voting

4.     To approve an amendment to the Corporation's              Non-Voting
       By-Laws

5.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED                                                 Agenda Number:  701620735
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72079106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3350800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Shares                            Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHIMANO INC.                                                                                Agenda Number:  701481246
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72262108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3358000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          For                            For

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHIMIZU CORPORATION                                                                         Agenda Number:  701623692
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72445117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3358800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Expand Business
       Lines

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIN-ETSU CHEMICAL CO.,LTD.                                                                 Agenda Number:  701620901
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72810120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3371200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          Against                        Against
       Officers

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

7      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHINSEI BANK,LIMITED                                                                        Agenda Number:  701610481
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7385L103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3729000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Issuance of Stock Acquisition Rights as Stock             Mgmt          For                            For
       Options to Directors, Officers and Employees
       of the Bank and its Subsidiaries




--------------------------------------------------------------------------------------------------------------------------
 SHIONOGI & CO.,LTD.                                                                         Agenda Number:  701620545
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74229105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3347200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHIRE PLC, BASINGSTOKE                                                                      Agenda Number:  701548844
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8125A103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB00B0KQX869
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, the scheme of arrangement dated 16               Mgmt          For                            For
       APR 2008 between the Company and the holders
       of the Company's ordinary shares expressed
       to the scheme of arrangement in its original
       form or with or subject to any modification,
       addition or condition imposed by the court
       [scheme] to take all such action as they may
       consider necessary or appropriate for carrying
       the scheme into effect and the capital of the
       Company be reduced by canceling and extinguishing
       the ordinary shares in the Company scheme [Scheme
       Ordinary Shares] with forthwith and contingently
       upon reduction of capital taking effect and
       authorized the share capital of the Company
       be increased to its former amount by the creation
       of the same number of new ordinary shares n
       the Company [the New Ordinary Shares] as is
       equal to the number of Scheme Ordinary Shares
       cancelled pursuant to this resolution being
       equal in their aggregate nominal amount to
       the Scheme Ordinary Shares cancelled pursuant
       to this Resolution; the Company shall apply
       the credit arising in its books of account
       as a result of such reduction of Capital in
       paying up, in full at par, the new shares created
       pursuant to this resolution and shall allot
       and issue the same, credited as fully paid,
       to Shire Limited and/or Shire limited nominee
       or nominees; and authorize the Directors of
       the Company, for the purposes of Section 80
       of the Companies Act 1985, to allot the new
       Ordinary Shares] the maximum number of shares
       which may be allotted hereunder is the number
       [not exceeding 750,000,000] necessary to effect
       such allotment [Authority shall expire on 31
       DEC 2008] this authority shall be in addition
       to any subsisting conferred on the Directors
       of the Company pursuant to the said Section
       80; and amend the Articles of association of
       the Company by the adoption and inclusion of
       the following New Article 145 as specified

S.2    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       1 of meeting dated 16 APR 2008 relating to
       an extraordinary meeting of the Company to
       be held on 09 MAY, 2008; the new Shire Ordinary
       Shares required to be allotted and issued by
       shire limited pursuant to the scheme having
       been allotted and issued and registered in
       the names of the persons entitled to such new
       shire ordinary shares in Shire Limited's register
       of Members; and the scheme becoming effective
       and being fully implemented, the proposed reduction
       of the amount standing to the credit of Shire
       Limited's Share premium account [including
       the amount arising upon the allotment and issue
       of the ordinary shares by Shire Limited pursuant
       to the scheme] effected by transferring the
       sum of USD 3,700 million [or, if less, all
       amounts standing to the credit of Shire Limited
       Share Premium account] from Shore Limited's
       Share premium account and crediting it to a
       reserve of profit to be available to Shire
       Limited to be: distributed by Shire limited
       from time to time as dividends in accordance
       with Article 115 of the Companies [jersey]
       Law 1991 and the Articles of Association of
       Shire Limited; or applied by Shire limited
       from time to time toward ant other lawful purpose
       to which such a reserve may be applied

3.     Approve, the Shire Sharesave Scheme adopted               Mgmt          For                            For
       by Shire Limited, the principal terms of which
       are summarized in the explanatory statement
       sent out with the scheme and authorize the
       Directors of Shire Limited to do all such acts
       and things they may consider necessary or desirable
       to the Shire Share save Scheme including the
       making of such modifications to the rules to
       obtain HM Revenue & Customs

4.     Approve, the Shire Employee Stock Purchase plan,          Mgmt          For                            For
       adopted by Shire Limited, the principal terms
       of which are summarized in the explanatory
       statement sent out with the scheme

5.     Approve, Part A of the Shire Portfolio Share              Mgmt          For                            For
       Plan, adopted by Shire Limited, the principal
       terms of which are summarized in the explanatory
       statement sent out with the scheme

6.     Approve, Part B of the Shire Portfolio Share              Mgmt          For                            For
       Plan, adopted by Shire Limited, the principal
       terms of which are summarized in the explanatory
       statement sent out with the scheme




--------------------------------------------------------------------------------------------------------------------------
 SHIRE PLC, BASINGSTOKE                                                                      Agenda Number:  701557691
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8125A103                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB00B0KQX869
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Scheme as specified                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHISEIDO COMPANY,LIMITED                                                                    Agenda Number:  701608157
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74358144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3351600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Determination of Provision of Medium-term Incentive       Mgmt          For                            For
       Type Remuneration to Directors

7.     Determination of Provision of Long-term Incentive         Mgmt          For                            For
       Type Remuneration to Directors




--------------------------------------------------------------------------------------------------------------------------
 SHOPPERS DRUG MART CORP MEDIUM TERM NT CDS-                                                 Agenda Number:  701527268
--------------------------------------------------------------------------------------------------------------------------
    Security:  82509W103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA82509W1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Corporation's 2007 annual report              Non-Voting
       and the Corporation's financial statements
       for the YE 29 DEC 2007, together with the Auditor's
       report thereon

1.1    Elect Mr. M. Shan Atkins as a Director                    Mgmt          For                            For

1.2    Elect Mr. Krystyna Hoeg as a Director                     Mgmt          For                            For

1.3    Elect Mr. Holger Kluge as a Director                      Mgmt          For                            For

1.4    Elect Mr. Gaetan Lussier as a Director                    Mgmt          For                            For

1.5    Elect Hon. David Peterson as a Director                   Mgmt          For                            For

1.6    Elect Dr. Martha Piper as a Director                      Mgmt          For                            For

1.7    Elect Mr. Derek Ridout as a Director                      Mgmt          For                            For

1.8    Elect Mr. Jurgen Schreiber as a Director                  Mgmt          For                            For

1.9    Elect Mr. Leslee J. Thompson as a Director                Mgmt          For                            For

1.10   Elect Mr. David M. Williams as a Director                 Mgmt          For                            For

2.     Appoint the Deloitte & Touche LLP as the Auditors         Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration

3.     Approve to reconfirm the Corporation's Shareholders       Mgmt          For                            For
       Rights Plan, as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.




--------------------------------------------------------------------------------------------------------------------------
 SHOWA DENKO K.K.                                                                            Agenda Number:  701473833
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75046136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3368000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation (1)                   Mgmt          Against                        Against

3.     Amend the Articles of Incorporation (2)                   Mgmt          Against                        Against

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint Accounting Auditors                               Mgmt          For                            For

7.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SHOWA SHELL SEKIYU K.K.                                                                     Agenda Number:  701482868
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75390104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3366800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS A G                                                                                 Agenda Number:  701427785
--------------------------------------------------------------------------------------------------------------------------
    Security:  D69671218                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  DE0007236101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Receive Supervisory Board report, Corporate               Non-Voting
       Governance report, remuneration report, and
       compliance report for fiscal 2006/ 2007

2.     Receive financial statements and statutory reports        Non-Voting
       for fiscal 2006/2007

3.     Approve allocation of income and dividends of             Mgmt          For                            For
       EUR 1.60 per share

4.1    Postpone discharge of former Management Board             Mgmt          Against                        Against
       Member Mr. Johannes Feldmayer

4.2    Approve discharge of former Management Board              Mgmt          Against                        Against
       Member Mr. Klaus Kleinfeld (until June 30,
       2007)

4.3    Approve discharge of Management Board Member              Mgmt          For                            For
       Mr. Peter Loescher (as of July 1, 2007)

4.4    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Heinrich Hiesinger (as of June 1, 2007)

4.5    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Joe Kaeser for fiscal 2006/2007

4.6    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Rudi Lamprecht for fiscal 2006/2007

4.7    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Eduardo Montes for fiscal 2006/2007

4.8    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Juergen Radomski for fiscal 2006/2007

4.9    Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Erich Reinhardt for fiscal 2006/2007

4.10   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Hermann Requardt for fiscal 2006/2007

4.11   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Uriel Sharef for fiscal 2006/2007

4.12   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Klaus Wucherer for fiscal 2006/2007

4.13   Approve discharge of Management Board Member              Mgmt          Against                        Against
       Mr. Johannes Feldmayer (until September 30,
       2007), if discharge should not be postponed

5.1    Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Heinrich von Pierer (until April 25,
       2007)

5.2    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Gerhard Cromme for fiscal 2006/2007

5.3    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Ralf Heckmann for fiscal 2006/2007

5.4    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Josef Ackermann for fiscal 2006/2007

5.5    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Lothar Adler for fiscal 2006/2007

5.6    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Gerhard Bieletzki for fiscal 2006/2007

5.7    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. John Coombe for fiscal 2006 /2007

5.8    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Hildegard Cornudet for fiscal 2006/2007

5.9    Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Birgit Grube for fiscal 2006/2007

5.10   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Bettina Haller (as of April 1, 2007)

5.11   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Heinz Hawreliuk for fiscal 2006/2007

5.12   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Berthold Huber for fiscal 2006/2007

5.13   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Walter Kroell for fiscal 2006 /2007

5.14   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Michael Mirow (as of April 25, 2007)

5.15   Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Mr. Wolfgang Mueller (until January
       25, 2007)

5.16   Approve discharge of former Supervisory Board             Mgmt          Against                        Against
       Member Mr. Georg Nassauer (until March 31,
       2007)

5.17   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Thomas Rackow for fiscal 2006/2007

5.18   Approve discharge of Supervisory Board Member             Mgmt          For                            For
       Mr. Dieter Scheitor (as of January 25, 2007)

5.19   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Albrecht Schmidt for fiscal 2006/2007

5.20   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Henning Schulte-Noelle for fiscal 2006/
       2007

5.21   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Peter von Siemens for fiscal 2006/2007

5.22   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Mr. Jerry Speyer for fiscal 2006/2007

5.23   Approve discharge of Supervisory Board Member             Mgmt          Against                        Against
       Lord Iain Vallance of Tummel for fiscal 2006
       /2007

6.     Ratify KPMG Deutsche Treuhand-Gesellschaft AG             Mgmt          For                            For
       as the Auditors for fiscal 2007/2008

7.     Authorize Share Repurchase Program and reissuance         Mgmt          For                            For
       or cancellation of Repurchased Shares

8.     Authorize use of Financial Derivatives of up              Mgmt          For                            For
       to 5% of Issued Share Capital when Repurchasing
       Shares

9.1    Elect Josef Ackermann to the Supervisory Board            Mgmt          Against                        Against

9.2    Elect Jean-Louis Beffa to the Supervisory Board           Mgmt          For                            For

9.3    Elect Gerd von Brandenstein to the Supervisory            Mgmt          For                            For
       Board

9.4    Elect Gerhard Cromme to the Supervisory Board             Mgmt          Against                        Against

9.5    Elect Michael Diekmann to the Supervisory Board           Mgmt          For                            For

9.6    Elect Hans Michael Gaul to the Supervisory Board          Mgmt          For                            For

9.7    Elect Peter Gruss to the Supervisory Board                Mgmt          For                            For

9.8    Elect Nicola Leibinger- Kammueller to the Supervisory     Mgmt          For                            For
       Board

9.9    Elect Hakan Samuelsson to the Supervisory Board           Mgmt          For                            For

9.10   Elect Lord Iain Vallance of Tummel to the Supervisory     Mgmt          For                            For
       Board

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SIGNET GROUP PLC                                                                            Agenda Number:  701564507
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8126R113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  GB00B1HTFP68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Elect Mr. Lesley Knox as the Director                     Mgmt          For                            For

5.     Re-elect Mr. Robert Anderson as the Director              Mgmt          Against                        Against

6.     Re-elect Mr. Terry Burman as the Director                 Mgmt          For                            For

7.     Re-elect Mr. Robert Walker as the Director                Mgmt          For                            For

8.     Re-appoint the Auditor                                    Mgmt          For                            For

9.     Approve the extension of the Company's Sharesave          Mgmt          For                            For
       Scheme

10.    Approve the extension of the Company's Stock              Mgmt          For                            For
       Savings Scheme

11.    Approve the extension of the Company's Irish              Mgmt          For                            For
       Sharesave Scheme

12.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.13   Approve to disapply the statutory pre-emption             Mgmt          For                            For
       rights on share allotments

S.14   Authorize the Company to make market purchase             Mgmt          For                            For
       of its own shares

S.15   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE PRESS HOLDINGS LTD                                                                Agenda Number:  701402175
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7990F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Dec-2007
        ISIN:  SG1P66918738
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 AUG 2007

2.     Declare a final dividend of 9 cents and a special         Mgmt          For                            For
       dividend of 10 cents, on a tax-exempt [one-tier]
       basis, in respect of the FYE 31 AUG 2007

3.1    Re-appoint Mr. Ngiam Tong Dow as a Director               Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50 of Singapore
       [the "Companies Act"], to hold such office
       from the date of this AGM until the next AGM
       of the Company

3.2    Appoint Mr. Yong Pung How as a Director of the            Mgmt          For                            For
       Company, pursuant to Section 153(6) of the
       Companies Act, to hold such office with effect
       from 01 JUL 2007 until the next AGM of the
       Company

4.1    Re-elect Mr. Tony Tan Keng Yam as a Director,             Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.2    Re-elect Mr. Ng Ser Miang as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

4.3    Re-elect Mr. Philip N. Pillai as a Director,              Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.4    Re-elect Mr. Yeo Ning Hong as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Approve the Directors' fees of SGD 980,000                Mgmt          For                            For

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.     Transact any other business                               Non-Voting

8.1    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited [the "SGX-ST"],
       and subject to the provisions of the Newspaper
       and Printing Presses Act, Chapter 206, to:
       issue shares in the capital of the Company
       [Shares] whether by way of rights, bonus or
       otherwise; and/or make or grant offers, agreements
       or options [collectively, "Instruments"] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution is in
       force, provided that: (1) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued shares in the capital of the Company
       [as calculated in accordance with sub-point
       (2)], of which the aggregate number of shares
       to be issued other than on a pro rata basis
       to shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-point (2)]; (2) [subject to such manner
       of calculation and adjustments as may be prescribed
       by the SGX-ST] for the purpose of determining
       the aggregate number of Shares that may be
       issued under sub-point (1), the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this resolution is passed, after
       adjusting for: new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and any subsequent
       consolidation or subdivision of shares; (3)
       in exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the listing manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and (4) [unless revoked or varied by the Company
       in general meeting] the authority conferred
       by this resolution shall continue in force
       until the conclusion of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held,
       whichever is the earlier

8.2    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the SPH Performance
       Share Plan [the 'SPH Performance Share Plan']
       and to allot and issue such number of ordinary
       shares in the capital of the Company ['Ordinary
       Shares'] as may be required to be allotted
       and issued pursuant to the vesting of awards
       under the SPH Performance Share Plan, provided
       that the aggregate number of new ordinary Shares
       to be allotted and issued, when aggregated
       with existing ordinary shares [including Ordinary
       Shares held in treasury] allotted and issued,
       pursuant to the Singapore Press Holdings Group
       (1999) Share Option Scheme and the SPH Performance
       Share Plan, shall not exceed 10% of the total
       issued Ordinary Shares from time to time

8.3    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares not exceeding in aggregate
       the maximum limit [10% of the total number
       of the issued ordinary shares], at such price
       or prices as may be determined by the Directors
       of the Company from time to time up to the
       maximum price [105% of the Average Closing
       Price of the ordinary shares] whether by way
       of: market purchases(s) on the SGX-ST transacted
       through the Central Limit Order Book Trading
       System, and/or off-market purchase(s) (if effected
       otherwise than on the SGX-ST) in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable; [Authority
       expires the earlier of the next AGM of the
       Company or the date of the next AGM of the
       Company as required by the law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TECHNOLOGIES ENGINEERING LTD                                                      Agenda Number:  701529553
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7996W103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1F60858221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purpose of Chapter 9 of the              Mgmt          For                            For
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited [the SGX-ST],
       for the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in Appendix to the Company's Circular
       to shareholders dated 09 APR 2008 [the Circular]
       with any party who is of the class of interested
       persons described in Appendix to the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       review procedure for such interested person
       transactions; [Authority expires the conclusion
       of the next AGM of the Company]; and authorize
       the Directors and the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the shareholders mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of Section 76C and 76E of the Companies
       Act, Chapter 50 of Singapore [the Companies
       Act], to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       [the shares] not exceeding in aggregate the
       maximum limit [means that number of issued
       shares representing 10% of the total number
       of issued shares as it the date of the passing
       of this resolution [excluding any shares which
       are held as treasury shares as at the date],
       at such price or prices as may be determined
       by the Directors from the time to time up to
       the Maximum price [in relation to a share to
       be purchased or acquired, means the purchase
       price [excluding brokerage, stamp duties, applicable
       goods and services tax and other related expenses]
       which shall not exceed: (i) in the case of
       a Market Purchase of a share, 105% of the Average
       Closing Price of the shares; and (ii) in the
       case of an Off-Market Purchase of a share pursuant
       to an equal access scheme, 110% of the Average
       Closing Price of the shares], whether by way
       of: (a) market purchase(s) on the SGX ST; and/or
       (b) off-market purchases [if effected otherwise
       than on the SGX-ST] in accordance with an equal
       access schemes as may be determined or formulated
       by the Directors of the Company as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act;
       and otherwise in accordance with all other
       Laws and regulations and rules of the SGX-ST
       as may for the time being be applicable [the
       Share Purchase Mandate]; and [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or the date by which
       the next AGM of the Company is required By-Law
       to be held]; and to complete and do all such
       acts and things [including executing such documents
       as may be required and to approve any amendments,
       alterations or modifications to any documents]
       as they may consider expedient or necessary
       to give effect to the transactions contemplated
       by this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE TECHNOLOGIES ENGINEERING LTD                                                      Agenda Number:  701529589
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7996W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1F60858221
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors' report thereon

2.     Declare a final tax exempt [one-tier] dividend            Mgmt          For                            For
       of 4.0 cents per share and a special tax exempt
       [one-tier] dividend of 10.88 cents per share
       for the YE 31 DEC 2007

3A.1   Re-elect Mr. Tan Pheng Hock as a Director, who            Mgmt          Against                        Against
       retire by rotation pursuant to Article 98 of
       the Articles of Association of the Company

3A.2   Re-elect Dr. Philip Nalliah Pillai as a Director          Mgmt          For                            For
       of the Company, who retire by rotation pursuant
       to Article 98 of the Articles of Association
       of the Company

3A.3   Re-elect Mr. Venkatachalam Krishnakumar as a              Mgmt          For                            For
       Director of the Company, who retire by rotation
       pursuant to Article 98 of the Articles of Association
       of the Company

3B.1   Re-elect Mr. Lieutenant-General Desmond Kuek              Mgmt          Against                        Against
       Bak Chye as a Director, pursuant to Article
       104 of the Articles of Association of the Company

3B.2   Re-elect Mr. Davinder Singh as a Director, pursuant       Mgmt          For                            For
       to Article 104 of the Articles of Association
       of the Company

3B.3   Re-elect Mr. Quek Tong Boon as a Director, pursuant       Mgmt          Against                        Against
       to Article 104 of the Articles of Association
       of the Company

4.     Approve the sum of SGD 901,833 as the Directors'          Mgmt          For                            For
       fees for the YE 31 DEC 2007; [2006:SGD 866,000]

5.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may, in
       their absolute discretion, deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 10% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as specified]; [subject to
       such manner of calculation as may be prescribed
       by the SGX-ST] for the purpose of determining
       the aggregate number of shares that may be
       issued under paragraph [1] above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authorize expires
       the earlier the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held]

7.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Singapore
       Technologies Engineering Share Option Plan
       [Share Option Plan] and/or to grant awards
       in accordance with the provisions of the Singapore
       Technologies Engineering Performance Share
       Plan [Performance Share Plan] and/or the Singapore
       Technologies Engineering Restricted Stock Plan
       [Restricted Stock Plan] [the Share Option Plan,
       the Performance Share Plan and the Restricted
       Stock Plan, together the Share Plans]; and
       allot and issue from time to time such number
       of ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the Share Option
       Plan and/or such number of fully paid ordinary
       shares as may be required to be issued pursuant
       to the vesting of awards under the Performance
       Share Plan and/or the Restricted Stock Plan,
       provided that the aggregate number of ordinary
       shares to be issued pursuant to the Share Plans
       shall not exceed 15% of the total number of
       issued ordinary shares in the capital of the
       Company [excluding treasury shares] from time
       to time




--------------------------------------------------------------------------------------------------------------------------
 SINO LAND COMPANY LIMITED                                                                   Agenda Number:  701386066
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y80267126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  HK0083000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors' and Independent Auditor's
       reports for the YE 30 JUN 2007

2.     Declare a final dividend of HKD 0.3 per ordinary          Mgmt          For                            For
       share with an option for scrip dividend

3.i    Re-elect The Honourable Ronald Joseph Arculli             Mgmt          Against                        Against
       [GBS, CVO, OBE, JP] as a Director

3.ii   Re-elect Mr. Raymond Tong Kwok Tung as a Director         Mgmt          Against                        Against

3.iii  Re-elect Mr. Thomas Tang Wing Yung as a Director          Mgmt          Against                        Against

3.iv   Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as Auditor            Mgmt          For                            For
       for the ensuing year and authorize the Board
       to fix their remuneration

5.i    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purposes, subject to and in accordance with
       all applicable Laws and requirements of the
       Rules Governing the Listing of Securities on
       the Stock Exchange or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is to be held by law]

5.ii   Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of the
       Company, to allot, issue or grant securities
       of the Company, including bonds, debentures
       and notes convertible into shares of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to any shares which may be issued
       on the exercise of the subscription rights
       under the Company's warrants or pursuant to
       any scrip dividend scheme or pursuant to a
       rights issue or pursuant to the exercise of
       any share options scheme adopted by the Company
       or pursuant to any rights of conversion under
       any existing convertible bonds, debentures
       or notes of the Company, and provided further
       that these powers of the Directors and this
       general mandate shall be subject to the restrictions
       that the aggregate nominal amount of shares
       allotted or agreed to be allotted or issued
       pursuant thereto, whether by way of option
       or conversion or otherwise, shall not exceed
       20% of the aggregate nominal amount of share
       capital of the Company in issue as at the date
       of passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

5.iii  Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.1 and 5.2, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.1 [up
       to a maximum 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of this resolution], to the
       aggregate nominal amount of the share capital
       of the Company that may be allotted pursuant
       to Resolution 5.2




--------------------------------------------------------------------------------------------------------------------------
 SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM                                                    Agenda Number:  701480244
--------------------------------------------------------------------------------------------------------------------------
    Security:  W25381141                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  SE0000148884
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM                           Non-Voting

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect Mr. Marcus Wallenberg as the Chairman               Mgmt          For                            For
       of the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to check the minutes of the               Mgmt          For                            For
       meeting together with the Chairman

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the annual report and the Auditors'               Mgmt          Abstain                        Against
       report as well as the consolidated accounts
       and the Auditors' report on the consolidated
       accounts

8.     The President's speech                                    Mgmt          For                            For

9.     Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and consolidated balance sheet

10.    Approve a dividend of SEK 6.50 per A-share and            Mgmt          For                            For
       C-share, respectively, and Friday 11 APR 2008
       as record date for the dividend; and that,
       if the meeting decides according to the proposal,
       the dividend is expected to be distributed
       by VPC on Thursday 16 APR 2008

11.    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Directors and the President

12.    Approve the information concerning the work               Mgmt          For                            For
       of the Nomination Committee

13.    Approve to determinate the number of Directors            Mgmt          For                            For
       to be elected by the meeting at 10

14.    Approve to distribute the Directors' remuneration         Mgmt          For                            For
       of SEK 8,950,000 as follows: SEK 2,750,000
       to the Chairman of the Board, SEK 4,200,000
       to the other Directors elected by the AGM who
       are not employed in the Bank to be distributed
       with SEK 600,000 each to the Vice Chairmen
       and SEK 500,000 to other Directors, and SEK
       2,000,000 for committee work to be distributed
       as follows: Risk & Capital Committee: Chairman
       SEK 510,000, other member SEK 325,000, Audit
       & Compliance Committee: Chairman SEK 387,500,
       Other Member SEK 195,000 and Remuneration &
       Human Resources Committee, Chairman SEK 387,500
       Other Members SEK 195,000, there will be no
       fee for Committee work distributed to the Chairman
       of the Board and employees in the Bank; and
       that the Auditor's fee be payable according
       to approved invoice

15.    Re-elect Messrs. Annika Falkengren, Penny Hughes,         Mgmt          For                            For
       Urban Jansson, Tuve Johannesson, Hans-Joachim
       Korber, Jesper Ovesen, Carl Wilhelm Ros, Jacob
       Wallenberg and Marcus Wallenberg and elect
       Ms. Christine Novakovic as the Directors and
       elect Mr. Marcus Wallenberg as the Chairman
       to the Board

16.    Re-elect the Audit firm PricewaterhouseCoopers            Mgmt          For                            For
       as the Auditor for the period until and including
       the AGM 2012 and approve that the main responsible
       person will be the Authorized Public Accountant
       Mr. Peter Clemedtson

17.    Approve the decision of the Nomination Committee          Mgmt          For                            For

18.    Approve the same principles as approved in the            Mgmt          For                            For
       2007 AGM regarding remuneration, base salary,
       short-term incentive compensation, long-term
       incentive compensation and pension for the
       President and other Members of the Group Executive
       Committee, up until the 2009 AGM, with some
       changes for the long-term incentive compensation
       to reflect the broader scope proposed for 2008

19.a   Approve the Share Savings Programme as specified          Mgmt          For                            For

19.b   Approve the Performance Share Programme as specified      Mgmt          For                            For

19.c   Approve the Share Matching Programme                      Mgmt          For                            For

20.a   Approve that the Bank shall be allowed to purchase        Mgmt          For                            For
       shares in the Bank in its securities business
       on a regular basis during the time up to and
       including the 2009 AGM in accordance with Chapter
       7, Section 6 of the Securities Market Act [lagen
       2007:528 om vardepappersmarknaden] up to a
       number not exceeding 3 % of the total number
       of shares issued at each time in the bank;
       the price of the shares purchased shall be
       the market price prevailing at the time of
       acquisition

20.b   Authorize the Board to decide on the acquisition          Mgmt          For                            For
       and sale on the stock exchange of the Bank's
       own Class A-shares for the year 2008 and previous
       year's Long Term Incentive Programmes; a maximum
       of 6.6 million shares may be acquired and a
       maximum of 10.3 million shares may be sold,
       which corresponds to approximately 1% and 1.5
       %, respectively, of the total number of shares
       in the Bank; the authorization may be utilized
       on 1 or more occasions, however not longer
       than until the 2009 AGM; acquisition and sale
       of shares may only take place at a price within
       the price interval at any time recorded on
       the stock exchange, and this shall refer to
       the interval between the highest buying price
       and the lowest selling price

20.c   Approve that a maximum number of the acquired             Mgmt          For                            For
       Class A-shares in the Bank, corresponding to
       the number of performance shares and shares
       respectively under the 2008 three Long Term
       Incentive Programmes, including compensation
       for dividends, may be sold/ transferred to
       the participants under the Programmes who are
       entitled to acquire/get shares; each and every
       participant has the right to acquire/get a
       maximum of the number of shares that follows
       from the terms and conditions of the Programmes
       respectively; the right may be exercised in
       the periods established under the Programmes;
       and the price of each Class A-share under the
       Performance Share Programme shall be SEK 10

20.d   Authorize the Board to decide on the acquisition          Mgmt          For                            For
       and sale of the Bank's own Class A-shares and/or
       Class C-shares, mainly on the following conditions:
       acquisition of shares may exclusively take
       place on the stock exchange; sale of shares
       may be made on the stock exchange or outside
       the stock exchange, with or without deviation
       from the shareholders preferential rights and
       with or without stipulations on contribution
       in kind or right of offset; the shares may
       be used as consideration for acquisition of
       the Companies or businesses; the authorization
       may be utilized on 1 or more occasions, however
       not longer than until the 2009 AGM; a maximum
       of 20,000,000 shares may be acquired and sold,
       totaling a purchase price not exceeding MSEK
       3,600, which corresponds to approximately 3%
       of the total number of shares in the Bank;
       and the acquisitions may be paid by funds allocated
       by the 2005 AGM in connection with the reduction
       of share capital by cancellation of previously
       acquired owns shares

21.    Amend Sections 3 and 4 of the Bank's Articles             Mgmt          For                            For
       of Association, so that no references to specific
       laws are made to avoid future changes as a
       consequence of replacement of laws or renumbering
       of Section in relevant Laws

22.    Appoint the Auditors of foundations that have             Mgmt          Abstain                        Against
       delegated their business to the Bank

23.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve that the Bank together with the 3 other
       larger banks in Sweden should grant credits
       of totally MSEK 8,000 to 'Landskrona Rekonstruktion'
       for a reconstruction plan for Landskrona, allocate
       MSEK 100 of the result for the year 2007 as
       a contribution of an institute mainly funded
       by industry and commerce called 'Institute
       for integration och tillvaxt i Landskrona';
       grant a credit of MSEK 100 to legal entity
       over which the shareholder has a controlling
       influence and allocate MSEK 2 of the result
       for the year 2007 to be used for the purpose
       of preventing crime in Landskrona

24.    Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SKANSKA AB                                                                                  Agenda Number:  701394784
--------------------------------------------------------------------------------------------------------------------------
    Security:  W83567110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  SE0000113250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Attorney Sven Unger as the Chairman of              Mgmt          For                            For
       the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to, in addition to the Chairman           Mgmt          For                            For
       and approve the minutes

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened

7.     Approve the employee ownership program, including:        Mgmt          For                            For
       A] implementation of employee ownership program;
       B] authorize the Board of Directors to resolve
       on acquisitions of Series B shares in Skanska
       on a regulated market and resolution on transfer
       of acquired own Series B shares to the participants
       in the employee ownership program; and C] equity
       swap agreement with the third party, if the
       shareholders' meeting does not resolve in accordance
       with point B of this resolution

8.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SKANSKA AB                                                                                  Agenda Number:  701482589
--------------------------------------------------------------------------------------------------------------------------
    Security:  W83567110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  SE0000113250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger as the Chairman of the               Mgmt          For                            For
       Meeting

3.     Approve the list of shareholders entitled to              Mgmt          For                            For
       vote at the meeting

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to check the minutes together             Mgmt          For                            For
       with the Chairman

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Address by the Chairman, followed by the President's      Mgmt          For                            For
       address

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report for 2007 and the consolidated accounts
       and the Auditors' report for the consolidated
       accounts for 2007

9.     Adopt the income statement and balance sheet,             Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

10.    Approve an ordinary dividend of SEK 5.25 per              Mgmt          For                            For
       share and an extraordinary dividend of SEK
       3.00 be paid to the shareholders for FY 2007;
       and 08 APR 2008 as the record date for payment
       of the dividend; if the Meeting votes in favor
       of this motion, it is expected that VPC will
       make dividend payments on 11 APR 2008

11.    Grant discharge to the Members of the Board               Mgmt          Against                        Against
       and the President from liability for the FY

12.    Approve the number of Board Members at 8 without          Mgmt          For                            For
       Deputies

13.    Approve a fee of SEK 1,350,000 be paid to the             Mgmt          For                            For
       Chairman of the Board of Directors and SEK
       450,000 to each of the other Board Members
       that are not employed in the Skanska Group;
       a special appropriation of SEK 150,000 for
       each of the Members on the Project Committee,
       SEK 100,000 to each of the Members on the Audit
       Committee and SEK 125,000 to its Chairman,
       and SEK 75,000 to each of the Members on the
       Remuneration Committee; the compensation for
       committee work does not apply to Board Members
       who are employed in the Group and that the
       fee to the Auditor be paid in the amount shown
       on approved invoices

14.    Re-elect Messrs. Jane Garvey, Finn Johnsson,              Mgmt          For                            For
       Sverker Martin-Lof, Lars Pettersson, Matti
       Sundberg and Sir Adrian Montague and elect
       Messrs. Johan Karlstrom and Bengt Kjell, as
       the Board Members and re-elect Mr. Sverker
       Martin-Lof as Board Chairman

15.    Appoint the Members of the Nomination Committee           Mgmt          For                            For
       as specified

16.    Approve the specified guidelines for salaries             Mgmt          For                            For
       and other remuneration to the Senior Executives

17.    Authorize the Board to decide on acquisitions             Mgmt          For                            For
       of own Series B shares on the following terms:
       acquisitions may only be made on the OMX Nordic
       Exchange Stockholm at a price within the from
       time to time applicable range of prices meaning
       the interval between the highest purchase price
       and lowest selling price; the authorization
       may be used on one or more occasions, however,
       not longer than until the 2009 Shareholders'
       meeting; a maximum of 4,500,000 Series B shares
       in Skanska may be acquired for securing delivery
       of shares to participants in the Program

18.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SMC CORPORATION                                                                             Agenda Number:  701620228
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75734103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3162600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote

2.9    Appoint a Director                                        Mgmt          No vote

2.10   Appoint a Director                                        Mgmt          No vote

2.11   Appoint a Director                                        Mgmt          No vote

2.12   Appoint a Director                                        Mgmt          No vote

2.13   Appoint a Director                                        Mgmt          No vote

2.14   Appoint a Director                                        Mgmt          No vote

2.15   Appoint a Director                                        Mgmt          No vote

2.16   Appoint a Director                                        Mgmt          No vote

2.17   Appoint a Director                                        Mgmt          No vote

2.18   Appoint a Director                                        Mgmt          No vote

2.19   Appoint a Director                                        Mgmt          No vote

2.20   Appoint a Director                                        Mgmt          No vote

3.1    Appoint a Corporate Auditor                               Mgmt          No vote

3.2    Appoint a Corporate Auditor                               Mgmt          No vote

4.     Approve Provision of Retirement Allowance for             Mgmt          No vote
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SMITH & NEPHEW GROUP P L C                                                                  Agenda Number:  701506567
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82343164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0009223206
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2007 together with the report of
       the Directors and the Auditors thereon

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Approve the 2007 first interim dividend of USD            Mgmt          For                            For
       4.51 per ordinary share and to confirm the
       2007 second interim dividend of USD 7.38 per
       ordinary share

4.     Re-elect Mr. John Buhanan as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Dr. Pamela J. Kibry as a Director of             Mgmt          For                            For
       the Company

6.     Re-elect Mr. Brian Larcombe as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Dr. Rolf W.H Stomberg as a Director              Mgmt          For                            For
       of the Company

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

10.    Approve to renew the Director's authorization             Mgmt          For                            For
       to allot securities granted by Article 9.2
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 80], amount
       for this period be USD 50,194,406; [Authority
       expires the until the conclusion of the next
       AGM of the Company in 2009 or 01 AUG 2009]

S.11   Authorize the Directors' to allot securities              Mgmt          For                            For
       otherwise than to existing shareholders pro
       rata to their holdings granted by Article 9.3
       of the Company's Articles of Association and
       for the purposes of Article 9 of the Company's
       Articles of Association [Section 89], amount
       for this period be USD 9,482,121; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 01 AUG 2009]

S.12   Authorize the Company, in substitution for all            Mgmt          For                            For
       existing authorities and in accordance with
       Section 166 of the Companies Act 1985[the Act],
       to make market purchases [Section 163[3]of
       the Act] of up to 94,821,208; [10% issued share
       capital as at 12 MAR 2008] of 20 Us cents each
       the capital of the Company, more than 105%
       above the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase; [Authority expires at
       the conclusion of the AGM of the Company in
       2009 or 01 AUG 2009]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.13   Adopt the Articles of association of the Company          Mgmt          For                            For
       as specified

14.    Approve to increase the limit on individual               Mgmt          For                            For
       participation under the performance share plan,
       so that the initial market value of the shares
       to an award shall not exceed 150% of the participant's
       basic annual salary at the time the award is
       made




--------------------------------------------------------------------------------------------------------------------------
 SMITHS GROUP PLC, LONDON                                                                    Agenda Number:  701391194
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82401111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  GB00B1WY2338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the reports of the Directors and the Auditor        Mgmt          For                            For
       and the audited accounts for the FYE 31 JUL
       2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 JUL 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-appoint Mr. D.H. Brydon as a Director of               Mgmt          For                            For
       the Company

5.     Re-appoint Mr. D.J. Challen as a Director of              Mgmt          For                            For
       the Company

6.     Re-appoint Mr. S.J. Chambers as a Director of             Mgmt          For                            For
       the Company

7.     Re-appoint Mr. P.J. Jackson as a Director of              Mgmt          For                            For
       the Company

8.     Re-appoint Mr. J. Langston as a Director of               Mgmt          For                            For
       the Company

9.     Re-appoint Mr. D.P. Lillycrop as a Director               Mgmt          For                            For
       of the Company

10.    Re-appoint Mr. P.H. Loescher as a Director of             Mgmt          For                            For
       the Company

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditor of the Company

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditor

13.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Article of Association of
       the Company, to allot relevant securities up
       to an aggregate nominal value not exceeding
       GBP 48,303,386 [Authority expires earlier at
       the conclusion of the next AGM of the Company
       or 19 FEB 2009]; and approve that all previous
       authorities under Section 80 of the Companies
       Act 1985 shall cease to have effect

S.14   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Company's Article of Association
       and within Section 94(3A) of the Companies
       Act 1985, as if Section 89(1) of the Act did
       not apply, to allot equity securities for cash,
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue; and b) up to a nominal
       amount of GBP 7,245,507 [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or 19 FEB 2009]; and approve that
       all the previous authorities under Section
       95 of the Act shall cease to have effect

S.15   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Articles of Association of the Company,
       to make market purchases [Section 163 of the
       Companies Act 1985] of up to 38,642,709 ordinary
       shares of 37.5p each in the capital of the
       Company [Ordinary Shares], at a minimum price
       of 37.5p per ordinary share and at a maximum
       price not more than 5% above the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days and the amount
       stipulated by Article 5(1) of the Buy-back
       and Stabilization Regulation 2003; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company or 19 FEB 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 SMURFIT KAPPA GROUP PLC, DUBLIN                                                             Agenda Number:  701539465
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8248F104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  IE00B1RR8406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Mgmt          For                            For
       for the YE 31 DEC 2007 together with the reports
       of the Directors' and the Auditors' thereon

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

3.A    Re-elect Mr. Gary McGann as a Director                    Mgmt          For                            For

3.B    Re-elect Mr. Anthony Smurfit as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Ian Curley as a Director                     Mgmt          For                            For

4.A    Elect Mr. Sean Fitzpatrick as a Director                  Mgmt          For                            For

4.B    Elect Mr. Liam O'Mahony as a Director                     Mgmt          For                            For

4.C    Elect Mr. Nicanor Restrepo as a Director                  Mgmt          For                            For

4.D    Elect Mr. Paul Stecko as a Director                       Mgmt          For                            For

4.E    Elect Ms. Rosemary Thorne as a Director                   Mgmt          For                            For

4.F    Elect Mr. Thomas Brodin as a Director                     Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

7.     Authorize the Directors, for the purposes of              Mgmt          For                            For
       the Article 7.2 of the Articles of Association,
       to allot and issue relevant securities [Section
       20 of the Companies (Amendment) Act 1983] up
       to an aggregate nominal amount equal to EUR
       72,669; [Authority expires at the close of
       business on 08 AUG 2013]

S.8    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Article 7.2 of the Articles of Association,
       to allot equity securities [Section 23 of the
       Companies (Amendment) Act 1983] for cash as
       if Section 23[1] of the said 1983 Act did not
       apply; [Authority expires at the close of business
       on the earlier of the date of the next AGM
       of the Company or 08 AUG 2009]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; approve
       that, for the purpose of Article 7.2.2 of the
       Articles of Association, the Section 24 amount
       shall, for the allotment period [as defined
       in the Article 7.4 of the Articles of Association],
       be an aggregate nominal amount of EUR 10,900

S.9    Authorize the Company and/or Subsidiary [as               Mgmt          For                            For
       such expression is defined in the European
       Communities (Public Limited Companies Subsidiaries)
       Regulations 1997] of the Company, to make market
       purchases [Section 212 of the Companies Act
       1990] of shares of any class of the Company
       on such terms and conditions and in such manner
       as the Directors may from time to time determine
       in accordance with and subject to the provisions
       of the Companies Act 1990 and to the restrictions
       and provisions set out in the Article 9.4 of
       the Articles of Association; re-issue price
       range at which any treasury shares [Section
       209 of the Companies Act 1990] held by the
       Company may be re-issued off market shall be
       the price range set out in the Article 10 of
       the Articles of Association; [Authority shall
       expire at close of business on the earlier
       of the date of the next AGM of the Company
       or 08 AUG 2009 in accordance with the provisions
       of the Companies Act 1990]; and the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.10   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Transparency [Directive
       2004/109/EC] Regulations, 2007 and the Articles
       of Association, to send, convey or supply all
       types of notices, forms, reports, documents,
       share certificates and other information to
       the members by means of the electronic equipment
       for the processing [including digital compression],
       storage and transmission of data, employing
       wires, radio, optical technologies, or any
       other electromagnetic means including, without
       limitation, by sending such notices, documents
       or information by electronic email and/or by
       making such notices, forms, reports, documents
       and/or information available on a website accessible
       to the members; and amend the Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 SNAM RETE GAS SPA, SAN DONATO MILANESE (MI)                                                 Agenda Number:  701494041
--------------------------------------------------------------------------------------------------------------------------
    Security:  T8578L107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  IT0003153415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED.  THANK
       YOU

1.     Receive the balance sheet as of 31 DEC 2007,              Mgmt          For                            For
       consolidated balance sheet as of 31 DEC 2007,
       Directors, Board of Auditors and the Auditing
       Company reportings

2.     Approve the allocation of profit and dividend             Mgmt          For                            For
       payment

3.     Approve the insurance policy for the Management           Mgmt          Abstain                        Against
       risks to Directors and the Auditors in compliance
       with Article 126 BIS of the Law decree  58
       98




--------------------------------------------------------------------------------------------------------------------------
 SNS REAAL N.V.                                                                              Agenda Number:  701442511
--------------------------------------------------------------------------------------------------------------------------
    Security:  N8126Z109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  NL0000390706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.a    Approve the issue of six B shares in the Company's        Mgmt          Against                        Against
       capital to Stichting Beheer SNS REAAL under
       the following conditions precedent: the adoption
       of the resolution to exclude the pre-emption
       rights of shareholders with respect to the
       aforementioned issue of six B shares in the
       Company's capital as referred to under Resolution
       2.B of this agenda; and the amendment of the
       Articles of Association of the Company as referred
       to under Resolution 2.C of this agenda having
       become effective

2.b    Approve the exclusion of the pre-emption rights           Mgmt          Against                        Against
       of shareholders with respect to the issue of
       six B shares in the Company's capital as referred
       to under Resolution 2.A of this agenda under
       the condition precedent of the amendment of
       the Articles of Association of the Company
       as referred to under Resolution 2.C of this
       agenda having become effective

2.c    Amend the Company's Articles of Association               Mgmt          Against                        Against

2.d    Authorize each Member of the Executive Board              Mgmt          Against                        Against
       and each [Deputy] Civil Law Notary working
       with NautaDutilh N.V. to apply for the ministerial
       declaration of no objections with respect to
       the draft deed of amendment of the Articles
       of Association and to have the Deed of Amendment
       of the Articles of Association executed

3.     Approve to dispose the ordinary shares in the             Mgmt          For                            For
       Company's capital which the Company will acquire
       with respect to the resolution of the general
       meeting of shareholders of the Company held
       on 09 MAY 2007 regarding the long term bonus
       arrangement for the Members of the Executive
       Board

       Any other business                                        Non-Voting

       Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SNS REAAL N.V.                                                                              Agenda Number:  701502800
--------------------------------------------------------------------------------------------------------------------------
    Security:  N8126Z109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  NL0000390706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.A    Discussion of the written annual report of the            Non-Voting
       Executive Board

2.B    Discussion of the report of the Supervisory               Non-Voting
       Board

3.     Adopt the financial statement of SNS Reaal N.V.           Mgmt          For                            For
       [the Company] for the FY 2007

4.A    Discussion of the reservation of profit and               Non-Voting
       the dividend policy and the justification of
       this policy by the Executive Board

4.B    Determination of the profit appropriation                 Non-Voting

5.     Approve the distribution of dividend                      Mgmt          Abstain                        Against

6.     Corporate governance                                      Non-Voting

7.     Approve to release from any liability [decharge           Mgmt          For                            For
       verlening] of the Members of the Executive
       Board in respect of their Management of the
       Company in the 2007 FY

8.     Approve to release from any liability [decharge           Mgmt          For                            For
       verlening] of the Members of the Supervisory
       Board in respect of their Management of the
       Company in the 2007 FY

9.     Approve to release from any liability [decharge           Mgmt          For                            For
       verlening] of Mr. Den Hoed in respect of his
       supervision of Management for the period 01
       JAN 2007 up to including 09 MAY 2007

10.    Approve the designation of the Executive Board            Mgmt          For                            For
       as the body to decide to issue shares, to grant
       rights to subscribe for shares and to limit
       or exclude pre-emptive rights in respect of
       an issue of shares

11.    Authorize the Executive Board to repurchase               Mgmt          Against                        Against
       the Company 's own shares

12.    Amend the Articles of Association of the Company          Mgmt          Against                        Against

13.A   Announcement that Mr. Bouma and Mr. Van Heeswijk          Non-Voting
       will resign as a Supervisory Board Members
       by rotation at the time of the closure of this
       meeting

13.B   Nomination for the appointment of Ms. Verhagen            Non-Voting
       and Mr. Hielkema to the Supervisory Board of
       the Company, whereby Ms. Verhagen is the candidate
       recommended by the Central Works Council as
       referred to in Article 18 Paragraph 4 of the
       Articles of Association of the Company, under
       the condition precedent that the general meeting
       of shareholders refrains from exercising its
       right as stated under c and does not demand
       postponement of the nominations in order to
       make a recommendation, announcement regarding
       the right of recommendation of the Central
       Works Council

13.C   Approve the general meeting of shareholders               Mgmt          For                            For
       will be given the opportunity to recommend
       candidates for nomination as the Members of
       the Supervisory Board

13d.i  Appoint Mr. Hielkema to the Supervisory Board             Mgmt          For                            For
       as nominated at the time of the closure of
       the meeting under the condition precedent that
       the Dutch Central Bank grants its approval
       for the appointment of Mr. Hielkema

13DII  Appoint Ms. Verhagen to the Supervisory Board             Mgmt          For                            For
       as nominated at the time of the closure of
       the meeting under the condition precedent that
       the Dutch Central Bank grants its approval
       for the appointment of Ms. Verhagen

14.    Any other business                                        Non-Voting

15.    Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SOCIETA CATTOLICA DI ASSICURAZIONI SCARL, VERONA                                            Agenda Number:  701496677
--------------------------------------------------------------------------------------------------------------------------
    Security:  T8647K106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  IT0000784154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT ONLY SHAREHOLDERS THAT HAVE              Non-Voting
       BEEN REGISTERED IN THE COMPANYS BOOKS 90 DAYS
       PRIOR TO THE DATE OF THE FIRST CALL OF THE
       MEETING ARE ELIGIBLE TO ATTEND AND PARTICIPATE
       IN THE MEETING. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

E.1    Amend the Articles 6, 11 [Stock Capital and               Mgmt          Abstain                        Against
       Shareholders], 24, 26 [balance sheet report
       and profit allocation], 28, 33 [shareholders'
       meeting], 38 [powers of signature], 46 [Board
       of Directors and Executive Committee emolument],
       54 [Board of Arbitrators], 60 [Miscellaneous
       and transitory provisions], resolutions related
       thereto

E.2    Approve to update the rules for the Execution             Mgmt          Abstain                        Against
       of the insurance activity to the Members

O.1    Approve the balance sheet report as of 31 DEC             Mgmt          For                            For
       2007 and related enclosures, resolutions concerning
       profits allocation and dividends, Board of
       Directors and Executive Committee emolument
       as well as related medal of presence

O.2    Appoint 8 Directors                                       Mgmt          Against                        Against

O.3    Grant authority to purchase and the sale of               Mgmt          For                            For
       own shares, resolutions related there to




--------------------------------------------------------------------------------------------------------------------------
 SOCIETE GENERALE, PARIS                                                                     Agenda Number:  701496639
--------------------------------------------------------------------------------------------------------------------------
    Security:  F43638141                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  FR0000130809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.   The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the company's financial
       statements for the YE in 31 DEC 2007, as presented
       loss for the FY EUR 961,180,496 .73

O.2    Approve the record the loss for the year as               Mgmt          For                            For
       a deficit in retained earnings; prior retained
       earnings EUR 7,324,427 ,352.11 following this
       appropriation, the retained earnings account
       will show a new balance of EUR 6,363, 246,855.38.
       the shareholders will receive a net dividend
       of EUR 1.25 per share, and will entitle to
       the 40 % deduction provided by the French tax
       code this dividend will be paid on 06 JUN 2008
       as required by Law, it is reminded that for
       the last 3 financial years, the dividends paid,
       were as follows EUR 3.30 for FY 2004 EUR 4.50
       for FY 2005 EUR 5.20 for FY 2006

O.3    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approves the agreements
       entered into or which remained in force during
       the FY

O.5    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Citerne as Director for a 4 year period

O.6    Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Cicurel as a Director for a 4 year period

O.7    Approve to renew the appointment of Mr. Luc               Mgmt          For                            For
       Vandevelde as a Director for a 4 year period

O.8    Appoint Mr. Nathalie Rachou as a Director for             Mgmt          For                            For
       a 4 year period

O.9    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the company's shares on the open market, subject
       to the conditions described below maximum purchase
       price EUR 175.00, maximum number of shares
       to be acquired 10% of the share capital, maximum
       funds invested in the share buybacks EUR 10,207,239,700.00
       [Authorization is given for a 18 month period]
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 14 MAY, 2007 in its
       resolution number 10 the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.10   Authorize the Board of Directors to take the              Mgmt          For                            For
       necessary powers to increase the capital, on
       one or more occasions, in France or abroad,
       by issuance, with preferred subscription rights
       maintained, of shares and or debt securities,
       or by way of capitalizing reserves, profits,
       premiums or other means, provided that such
       capitalization is allowed by law and under
       the by Laws, by issuing bonus shares or raising
       the par value of existing shares, or by a combination
       of these methods the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 6,000,000,000.00.this amount
       shall count against the overall value set forth
       in resolution number No 10 and 11 the shareholders'
       meeting delegates to the Board of Directors
       all powers in order to increase the share capital
       by way of capitalizing, in 1 or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 550,000,000.00 [authorization
       is given for a 26 month period] this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 30
       MAY 2006 in its resolution number 15; the shareholders
       meeting delegates all powers to the Board
       of Directors to take all necessary measures
       and accompllish all necessary formalities

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by issuance, without preferred subscription
       rights maintained, of shares and or debt securities
       the maximum nominal amount of shares which
       may be issued shall not exceed EUR 100,000,000.00
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 6,000,000,000.00
       [authority is granted for a 26 month ] this
       amount shall count against the overall value
       set forth in resolution number 10 the share
       holders' meeting decides to cancel the shareholders'
       preferential subscription rights in favor of
       beneficiaries this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 30 MAY 2006
       in its Resolution number 16

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue this delegation is granted for a 26 month
       period this amount shall count against the
       overall value set forth in resolution number
       10, 11 this authorization supersedes the fraction;
       unused of the authorization granted by the
       shareholders' meeting of 30 MAY 2006 in its
       Resolution number 17

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the company
       and comprised of capital securities or securities
       giving access to share capital [authority is
       granted for a 26 month] this amount shall count
       against the overall value set forth in resolution
       number 10, 11 this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 30 MAY 2006
       in its resolution number 18; the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       members of a Company savings plan and for an
       amount that shall not exceed 3% of the share
       capital this amount shall count against the
       overall value set forth in resolution number
       10 and 11 the shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights in favor of Employees and Corporate
       Officers of the Company who are Members of
       a Company savings Plan; the shareholders meeting
       delegates all powers to the Board of Directors
       to otake all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 30
       MAY 2006 in its resolution number 19 [authority
       is granted for 26 month]

E.15   Authorize the Board of Directors, in 1 or more            Mgmt          For                            For
       transactions, to beneficiaries to be chosen
       by it, options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 4% of the share capital the present
       [authority is granted for a 26 month period]
       this amount shall count against the overall
       value set forth in resolution number 10 and
       11 the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights this authorization supersedes the fraction
       unused of the authorization granted by the
       share holders' meeting of 30 MAY 2006 in its
       resolution number 20

E.16   Authorize the Board of Directors, on 1 or more            Mgmt          For                            For
       occasions, existing or future shares, in favor
       of the Employees or the Corporate Officers
       of the Company and related companies they may
       not represent more than 2% of the share capital
       , this amount shall count against the overall
       value set forth in resolution number 15, 10
       and 11 the shareholders' meeting decides to
       cancel the shareholders' preferential subscription
       rights this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 30 MAY 2006 in its
       resolution number 21 [Authority is granted
       for 26 months period]

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period, this [authorization is given for a
       26 month period], the shareholders' meeting
       delegates to the board of directors, all powers
       to charge the share reduction costs against
       the related premiums, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 30 MAY 2006
       in its resolution number 22

E.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SODEXHO ALLIANCE SA, SAINT QUENTIN EN YVELINES                                              Agenda Number:  701433512
--------------------------------------------------------------------------------------------------------------------------
    Security:  F84941123                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Jan-2008
        ISIN:  FR0000121220
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 2005-2006, as presented;
       earnings for the FY: EUR 135,978,445.01; receive
       the reports of the Board of Director and the
       Auditors, approve the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, earnings for the FY: EUR 347,000,000.00;
       and grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.2    Approve the income for the FY at EUR 135,978,445.01,      Mgmt          For                            For
       prior retained earnings: EUR 579,872,810.60;
       total to allocate: EUR 715,851,255.61, dividends:
       EUR 182,880,374.91; retained earnings EUR 532,970,880.66;
       the shareholders will receive a net dividend
       of   EUR 1.15 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; and that this dividend will be paid on
       04 FEB 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by law

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L. 225-38 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.4    Authorize the Board of Directors, in supersession         Mgmt          For                            For
       of the fraction unused of the authorization
       granted by the shareholder's meeting of 31
       JAN 2006 in its Resolution 4, to buy back the
       Company's shares on the open market, subject
       to the following conditions: maximum purchase
       price: EUR 80.00, maximum number of shares
       to be acquired: 10% of the share capital, maximum
       funds invested in the share buybacks: EUR 750,000,000.00;
       [Authority is granted for a 18 months period];
       and to take all necessary measures and accomplish
       all necessary formalities

O.5    Approve to renew the appointment of Mr. Robert            Mgmt          For                            For
       Baconnier as a Director for a 3-year period

O.6    Approve to renew the appointment of Ms. Patricia          Mgmt          For                            For
       Bellinger as a Director for a 3-year period

O.7    Approve to renew the appointment of Mr. Paul              Mgmt          For                            For
       Jeanbart as a Director for a 3-year period

O.8    Approve to renew the appointment of Mr. Francois          Mgmt          For                            For
       Perigot as a Director for a 3-year period

O.9    Approve to renew the appointment of Mr. Peter             Mgmt          For                            For
       Thompson as a Director for a 3-year period

O.10   Approve to renew the appointment of Mr. Mark              Mgmt          For                            For
       Tompkins as a Director for a 3-year period

O.11   Approve to award total annual fees of EUR 530,000.00      Mgmt          For                            For
       to the Board of Directors

O.12   Acknowledge that the Governing Council, using             Mgmt          For                            For
       the authorization granted by the 12th Joint
       General Assembly on 30 JAN 2007 in the amount
       of EUR 2 billion, has conducted on 15 MAR 2007,
       to initiate a regular bond for a total of
       EUR 500 million; approve to render ineffective,
       at the height of the part not yet used, the
       said authorization; and authorize the Board,
       under the conditions prescribed by law, to
       decide whether or not to authorize an unlimited
       amount, the issuance of any bond, including
       the possibility of sub-delegation to the Director-General

E.13   Approve to change the Company's corporate name            Mgmt          For                            For
       and amend Article 3 of the Bylaws as specified

E.14   Authorize the Board of Directors, in supersession         Mgmt          For                            For
       of any and all earlier delegations to the same
       effect, to increase the capital, on one or
       more occasions, in France or abroad, by a maximum
       nominal amount of EUR 64,000,000.00, by issuance,
       with preferred subscription rights maintained,
       of shares and/or debt securities; approve that
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 750,000,000.00;
       [Authority is granted for a 26-month period];
       and to take all necessary measures and accomplish
       all necessary formalities; the Board of Directors
       must report to the general meeting on every
       previous delegation of powers and its use

E.15   Authorize the Board of Directors, in order to             Mgmt          For                            For
       increase the share capital, in one or more
       occasions and at its sole discretion, by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the By-laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [Authority is given for a 26-month
       period]; and to take all necessary measures
       and accomplish all necessary formalities; the
       Board of Directors must report to the general
       meeting on every previous delegation of powers
       and its use

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       members of a Company Savings Plan; [Authority
       is given for a 26-month period]; and for an
       amount not exceeding 2.5% of the share capital;
       approve to cancel the shareholder's preferential
       subscription rights in favor of employees and
       Corporate Officers of the Company who are members
       of a Company Savings Plan; and authorize the
       Board of Directors to take all necessary measures
       and accomplish all necessary formalities

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of any person
       corresponding to the specification given by
       the Board of Directors; [Authority is given
       for a 18-month period]; and for a nominal amount
       not exceeding 2.5%; this amount shall count
       against the overall value set forth in Resolution
       Number E.14; approve to cancel the shareholder's
       referential subscription rights in favor of
       any person corresponding to the specification
       given by the Board of Directors; and to authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities;
       the Board of Directors must report to the general
       meeting on every previous delegation of powers
       and its use

E.18   Authorize the Board of Directors, in supersession         Mgmt          For                            For
       of the authorization granted by the shareholders'
       meeting of 30 JAN 2007 in its Resolution Number
       15, to reduce the share capital, on one or
       more occasions and at its sole discretion,
       by canceling all or part of the shares held
       by the Company in connection with a Stock Repurchase
       Plan, up to a maximum of 10% of the share capital
       over a 24-month period; [Authority is given
       for a 18-month period]; and to take all necessary
       measures and accomplish all necessary formalities

E.19   Amend Article Number 16 of the Bylaws                     Mgmt          For                            For

E.20   Amend Article Number 11 of the Bylaws                     Mgmt          For                            For

E.21   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SOFINA SA, BRUXELLES                                                                        Agenda Number:  701537118
--------------------------------------------------------------------------------------------------------------------------
    Security:  B80925124                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  BE0003717312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 465288 DUE TO CHANGE IN VOTING STATUS AND
       ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.A    Receive the reports of the Directors and the              Non-Voting
       Auditors

1.B    Received the Consolidated financial statements            Non-Voting
       and Statutory reports

1.C    Accept the financial statements and allocation            Non-Voting
       of Income

2.     Grant discharge to the Directors and the Auditors         Mgmt          Abstain                        Against

3.I    To re-elect Mr. Yves Boel as a Director                   Non-Voting

3.II   To elect Mr. Nicolas Boel as a Director                   Non-Voting

3.III  Elect Mr. Robert Peugot as a Director                     Mgmt          For                            For

3.IV   To ratify the Auditor and approve remuneration            Non-Voting
       of the Auditor

4.     Grant authority to repurchase up to 10% of Issued         Mgmt          For                            For
       Share Capital

5.     Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SOFTBANK CORP.                                                                              Agenda Number:  701620305
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75963108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3436100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SOJITZ CORPORATION                                                                          Agenda Number:  701607749
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7608R101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3663900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOLVAY SA, BRUXELLES                                                                        Agenda Number:  701509486
--------------------------------------------------------------------------------------------------------------------------
    Security:  B82095116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  BE0003470755
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THE MEETING TO BE HELD ON 14             Non-Voting
       APR 2008 HAS BEEN POSTPONED DUE TO LACK OF
       QUORUM AND THAT THE SECOND CONVOCATION WILL
       BE HELD ON 13 MAY 2008. PLEASE ALSO NOTE THE
       NEW CUTOFF DATE IS 30 APR 2008. IF YOU HAVE
       ALREADY SENT YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Receive the Special Board report                          Non-Voting

2.1    Amend the Article regarding the authority of              Mgmt          Against                        Against
       the Board to repurchase shares in the event
       of a public tender offer or share exchange
       offer

2.2    Amend the Article regarding the authority to              Mgmt          Abstain                        Against
       repurchase up to 10% of issued share capital




--------------------------------------------------------------------------------------------------------------------------
 SOLVAY SA, BRUXELLES                                                                        Agenda Number:  701546232
--------------------------------------------------------------------------------------------------------------------------
    Security:  B82095116                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  BE0003470755
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Management reports on the operations of the               Non-Voting
       2007 FY-External Auditor's reports

2.     Report on Corporate Governance                            Non-Voting

3.     Consolidated accounts of the 2007 FY                      Non-Voting

4.     Approve the annual accounts of the 2007 FY-the            Mgmt          For                            For
       allocation of profits and dividend distribution
       and the gross dividend distribution for fully-paid
       shares at EUR 2.9333, or EUR 2.20 [net of Belgian
       withholding tax]; in view of the EUR 0.85 [net
       of Belgian withholding tax] interim dividend
       paid on 17 JAN 2008, the balance of the dividend
       to be distributed amounts to EUR 1.35 EUR [net
       of Belgian withholding tax], payables as of
       20 MAY 2008

5.1    Grant discharge to the Directors in office during         Mgmt          For                            For
       the 2007 FY for operations falling within that
       period

5.2    Grant discharge to the External Auditor in office         Mgmt          For                            For
       during the 2007 FY for operations falling within
       that period

6.A    Re-elect Mr. Jean Marie Solvay as a Director              Mgmt          For                            For
       for a new term of office of 4 years, whose
       term of office expires immediately after the
       AGM of MAY 2012

6.B    Appoint Mr. Jean Marie Solvay as a Independent            Mgmt          Abstain                        Against
       Director within the Board of Directors, during
       its meeting of 03 MAR 2008, the works Council
       of Solvay S.A. Brussels was informed about
       it, according to the Article 524 of the Code
       of Companies;[on the basis of the of the criteria
       to be satisfied to be deemed an Independent
       Director-see the Corporate Governance report
       2007, Chapter 4.3.4]

7.     Any other business                                        Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED




--------------------------------------------------------------------------------------------------------------------------
 SOMPO JAPAN INSURANCE INC.                                                                  Agenda Number:  701608272
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7620T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3932400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Change in the Share Options (stock options)               Mgmt          For                            For
       granted to directors as remuneration to Stock
       Compensation type Stock Options

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SONAE SGPS SA, MAIA                                                                         Agenda Number:  701491209
--------------------------------------------------------------------------------------------------------------------------
    Security:  X82198106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  PTSON0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE CONDITIONS FOR THE MEETING:          Non-Voting
       MINIMUM SHARES/ VOTING RIGHT: 1/1

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual report, individual and consolidated    Mgmt          For                            For
       accounts for 2007

2.     Approve the profit appropriation                          Mgmt          For                            For

3.     Approve to assess the Management Board and Supervirosy    Mgmt          For                            For
       Board performance

4.     Elect members to the statutory governing bodies           Mgmt          For                            For
       of the Company and to the shareholders remuneration
       committee to fill any vacancies occured before
       the shareholders AGM

5.     Grant authority to purchase and sale of own               Mgmt          For                            For
       shares up to the limit of 10%

6.     Grant authority to purchase and sale of Bonds             Mgmt          For                            For
       issued by the Company up to the limit of 10%

7.     Grant authority to purchase and or holding of             Mgmt          For                            For
       shares of the Company by affiliated Companies

8.     Approve the granting of own shares up to the              Mgmt          For                            For
       limit of 1% of the Companys share capital to
       employees of the Company or affiliated Companies

9.     Adopt the compensation policy and appliled by             Mgmt          For                            For
       the shareholders Remuneration Committee in
       relation to the members of the statutory governing
       bodies and in relation to Other Senior Managers
       [Dirigentes]

10.    Approve the basis of remunerating the members             Mgmt          For                            For
       of the shareholders

11.    Approve the conversion of the Company shares              Mgmt          For                            For
       from bearer to nominal and to make the necessary
       amendments to paragraph 1 of Article 7 conditions
       for the meeting




--------------------------------------------------------------------------------------------------------------------------
 SONY CORPORATION                                                                            Agenda Number:  701603626
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76379106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3435000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    To elect a Director                                       Mgmt          For                            For

1.2    To elect a Director                                       Mgmt          For                            For

1.3    To elect a Director                                       Mgmt          For                            For

1.4    To elect a Director                                       Mgmt          For                            For

1.5    To elect a Director                                       Mgmt          For                            For

1.6    To elect a Director                                       Mgmt          For                            For

1.7    To elect a Director                                       Mgmt          For                            For

1.8    To elect a Director                                       Mgmt          For                            For

1.9    To elect a Director                                       Mgmt          For                            For

1.10   To elect a Director                                       Mgmt          For                            For

1.11   To elect a Director                                       Mgmt          For                            For

1.12   To elect a Director                                       Mgmt          For                            For

1.13   To elect a Director                                       Mgmt          For                            For

1.14   To elect a Director                                       Mgmt          For                            For

1.15   To elect a Director                                       Mgmt          For                            For

2.     To issue Stock Acquisition Rights for the purpose         Mgmt          For                            For
       of granting stock options

3.     Shareholders' Proposal : To amend the Articles            Shr           For                            Against
       of Incorporation with respect to disclosure
       to shareholders regarding remuneration paid
       to each Director




--------------------------------------------------------------------------------------------------------------------------
 SSAB SWEDISH STEEL                                                                          Agenda Number:  701469795
--------------------------------------------------------------------------------------------------------------------------
    Security:  W8615U108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  SE0000120669
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM . THANK YOU.              Non-Voting

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect Advokat Sven Unger as the Chairman of               Mgmt          For                            For
       the meeting

2.     Approve the voting register                               Mgmt          For                            For

3.     Approve the agenda proposed by the Board of               Mgmt          For                            For
       Directors

4.     Elect 1 or 2 persons to attest the minutes of             Mgmt          For                            For
       the meeting

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Approve the annual report and the Auditors'               Mgmt          For                            For
       report, as well as the consolidated financial
       statements and the Auditors' report for the
       Group, in connection therewith: a) a report
       by the Chairman of the Board regarding the
       work of the Board; b) an address by the President;
       and c) a report by the Auditor-in-charge regarding
       the Audit work

7.a    Adopt the income statement and the balance sheet          Mgmt          Abstain                        Against
       as well as the consolidated income statement
       and the consolidated balance sheet

7.b    Approve the allocation of the Company's profits           Mgmt          For                            For
       in accordance with the adopted balance sheet,
       a dividend shall be paid in the amount of SEK
       5.00 per share

7.c    Approve the record date for the dividends, wednesday      Mgmt          For                            For
       02 APR 2008 as the record date for the right
       to receive dividends, payment from VPC AB is
       estimated to take place on Monday, 07 APR 2008

7.d    Grant discharge form the liability for the Directors      Mgmt          Abstain                        Against
       and the President

8.     Receive the report regarding the work of the              Mgmt          For                            For
       Nomination Committee

9.     Approve to determine 8 Directors Members and              Mgmt          For                            For
       no Alternate Directors

10.    Approve to pay the fees to the Board of Directors         Mgmt          For                            For
       in the amount of SEK 1, 200,000 to the Chairman
       of the Board and SEK 400,000 to each Director
       who is not employed in the Group; the compensation
       to the Directors in respect of Committee work
       shall be paid in the amount of SEK 75,000 each,
       with the exception of the position of the Chairman
       of the Audit committee, for which payment shall
       be made in the amount of SEK 100,000; fees
       shall be paid to the Auditor in accordance
       with approved invoices

11.    Re-elect Messrs. Carl Bennet, Anders G. Carlberg,         Mgmt          For                            For
       Olof Faxander, Sverker Martin-Lof, Marianne
       Nivert, Anders Nyren, Matti Sundberg and Lars
       Westerberg as the Board of Directors

12.    Re-elect Mr. Sverker Martin-Lof as the Chairman           Mgmt          For                            For
       of the Board

13.    Authorize the Chairman of the Board to invite             Mgmt          For                            For
       not less than 3 and not more than 5 of the
       major shareholders in terms of votes to each
       appoint a Member who, together with the Chairman
       of the Board, shall constitute a Nomination
       Committee; the determination as to which shareholders
       constitute the 3 to 5 major shareholders in
       terms of votes shall be based on ownership
       information from the VPC register as per the
       final day of trading in AUG [grouped by owner]
       unless, not later than the 6th weekday in SEP,
       any other shareholder gives written notice
       to the Chairman of the Board and proves his
       status as 1 of the 3 to 5 major shareholders
       in terms of votes, if deemed appropriate as
       a consequence of any subsequent change in ownership
       structure, the Nomination Committee shall be
       entitled to invite additional shareholders
       to assume a place on the Nomination Committee;
       however, the total number of Members shall
       not exceed 6, the Member representing the largest
       shareholder shall be the Chairman of the Committee,
       the composition of the Nomination Committee
       shall be published not later than 6 months
       prior to the next AGM, in the event a Member
       of the Nomination Committee leaves the Committee
       before its work is completed, the Chairman
       of the Board shall, if the Nomination Committee
       deems necessary, invite the same shareholder
       or, if the latter is no longer 1 of the major
       shareholders, the shareholder who, in terms
       of size of shareholding, is next entitled to
       appoint a replacement Members of the Nomination
       Committee shall receive no fees, but any costs
       incurred in the course of the Nomination work
       shall be borne by the Company, the term of
       office of the Nomination Committee shall extend
       until the composition of a new Nomination Committee
       is published

14.    Approve the specified guidelines to determine             Mgmt          For                            For
       the salaries and other compensation for the
       President and other senior executives

15.    Closure of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SSAB SWEDISH STEEL, LIDINGO                                                                 Agenda Number:  701469860
--------------------------------------------------------------------------------------------------------------------------
    Security:  W8615U124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  SE0000171100
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect Advokat Sven Unger as the Chairman of               Mgmt          For                            For
       the meeting

2.     Approve the voting register                               Mgmt          For                            For

3.     Approve the agenda proposed by the Board of               Mgmt          For                            For
       Directors

4.     Elect 1 or 2 persons to attest the minutes of             Mgmt          For                            For
       the meeting

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Approve the annual report and the Auditors'               Mgmt          For                            For
       report, as well as the consolidated financial
       statements and the Auditors' report for the
       Group, in connection therewith: a) a report
       by the Chairman of the Board regarding the
       work of the Board; b) an address by the President;
       and c) a report by the Auditor-in-charge regarding
       the Audit work

7.a    Adopt the income statement and the balance sheet          Mgmt          Abstain                        Against
       as well as the consolidated income statement
       and the consolidated balance sheet

7.b    Approve the allocation of the Company's profits           Mgmt          For                            For
       in accordance with the adopted balance sheet,
       a dividend shall be paid in the amount of SEK
       5.00 per share

7.c    Approve the record date for the dividends, wednesday      Mgmt          For                            For
       02 APR 2008 as the record date for the right
       to receive dividends, payment from VPC AB is
       estimated to take place on Monday, 07 APR 2008

7.d    Grant discharge form the liability for the Directors      Mgmt          Abstain                        Against
       and the President

8.     Receive the report regarding the work of the              Mgmt          For                            For
       Nomination Committee

9.     Approve to determine 8 Directors Members and              Mgmt          For                            For
       no Alternate Directors

10.    Approve to pay the fees to the Board of Directors         Mgmt          For                            For
       in the amount of SEK 1, 200,000 to the Chairman
       of the Board and SEK 400,000 to each Director
       who is not employed in the Group; the compensation
       to the Directors in respect of Committee work
       shall be paid in the amount of SEK 75,000 each,
       with the exception of the position of the Chairman
       of the Audit committee, for which payment shall
       be made in the amount of SEK 100,000; fees
       shall be paid to the Auditor in accordance
       with approved invoices

11.    Re-elect Messrs. Carl Bennet, Anders G. Carlberg,         Mgmt          For                            For
       Olof Faxander, Sverker Martin-Lof, Marianne
       Nivert, Anders Nyren, Matti Sundberg and Lars
       Westerberg as the Board of Directors

12.    Re-elect Mr. Sverker Martin-Lof as the Chairman           Mgmt          For                            For
       of the Board

13.    Authorize the Chairman of the Board to invite             Mgmt          For                            For
       not less than 3 and not more than 5 of the
       major shareholders in terms of votes to each
       appoint a Member who, together with the Chairman
       of the Board, shall constitute a Nomination
       Committee; the determination as to which shareholders
       constitute the 3 to 5 major shareholders in
       terms of votes shall be based on ownership
       information from the VPC register as per the
       final day of trading in AUG [grouped by owner]
       unless, not later than the 6th weekday in SEP,
       any other shareholder gives written notice
       to the Chairman of the Board and proves his
       status as 1 of the 3 to 5 major shareholders
       in terms of votes, if deemed appropriate as
       a consequence of any subsequent change in ownership
       structure, the Nomination Committee shall be
       entitled to invite additional shareholders
       to assume a place on the Nomination Committee;
       however, the total number of Members shall
       not exceed 6, the Member representing the largest
       shareholder shall be the Chairman of the Committee,
       the composition of the Nomination Committee
       shall be published not later than 6 months
       prior to the next AGM, in the event a Member
       of the Nomination Committee leaves the Committee
       before its work is completed, the Chairman
       of the Board shall, if the Nomination Committee
       deems necessary, invite the same shareholder
       or, if the latter is no longer 1 of the major
       shareholders, the shareholder who, in terms
       of size of shareholding, is next entitled to
       appoint a replacement Members of the Nomination
       Committee shall receive no fees, but any costs
       incurred in the course of the Nomination work
       shall be borne by the Company, the term of
       office of the Nomination Committee shall extend
       until the composition of a new Nomination Committee
       is published

14.    Approve the specified guidelines to determine             Mgmt          For                            For
       the salaries and other compensation for the
       President and other senior executives

15.    Closure of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ST. GEORGE BANK LTD, KOGARAH                                                                Agenda Number:  701414067
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8757F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  AU000000SGB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors'       Non-Voting
       report for the YE 30 SEP 2007, together with
       the Directors' declaration and the Auditor's
       report on the financial statements

2.a    Re-elect Mr. Paul D. R. Isherwood as a Director           Mgmt          For                            For
       of the Bank, who retires in accordance with
       Article 73(1) of the Bank's Constitution

2.b    Re-elect Mrs. Linda B. Nicholls as a Director             Mgmt          For                            For
       of the Bank, who retires in accordance with
       Article 73(1) of the Bank's Constitution

2.c    Re-elect Mr. Graham J. Reaney as a Director               Mgmt          For                            For
       of the Bank, who retires in accordance with
       Article 73(1) of the Bank's Constitution

2.d    Elect Mr. Peter J. O. Hawkins as a Director               Mgmt          For                            For
       of the Bank, in accordance with Article 71(3)
       of the Bank's Constitution

2.e    Elect Mr. Roderic [Rick] Holliday-Smith as a              Mgmt          For                            For
       Director of the Bank, in accordance with Article
       71(3) of the Bank's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2007

4.     Approve to increase the aggregate sum payable             Mgmt          For                            For
       for the remuneration of the Non-Executive Directors
       in any FY after the date of this resolution
       [and including the Bank's 2007/2008 FY] by
       AUD 500,000 from an amount of AUD 2,500,000
       per annum to a total sum not exceeding AUD
       3,000,000 per annum; such sum to be inclusive
       of all statutory superannuation guarantee contribution
       that the Bank makes on behalf of the Directors

5.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of the ASX Listing Rule 7.4, the issue
       of 21.9 million ordinary shares in the capital
       of the Bank, to occur on 26 NOV 2007 pursuant
       to the placement of shares as specified




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED PLC, LONDON                                                              Agenda Number:  701505743
--------------------------------------------------------------------------------------------------------------------------
    Security:  G84228157                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0004082847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report for the YE 31 DEC               Mgmt          For                            For
       2007

2.     Approve to declare a final dividend of USD 56.23          Mgmt          For                            For
       cents per ordinary share for the YE 31 DEC
       2007

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 as specified of annual report
       and accounts

4.     Re-elect Mr. M.B. DeNoma as a executive Director,         Mgmt          For                            For
       who retires by rotation

5.     Re-elect Ms. V. F. Gooding as a Non-executive             Mgmt          For                            For
       Director , who retires by rotation

6.     Re-elect Mr. R. H. P. Markham as a Non-executive          Mgmt          For                            For
       Director , who retires by rotation

7.     Re-elect Mr. P. A. Sands as a Executive Director          Mgmt          For                            For
       , who retires by rotation

8.     Re-elect Mr. O. H. J. Stocken as a Non-executive          Mgmt          For                            For
       Director , who retires by rotation

9.     Elect Mr. G. R. Bullock as a Executive Director           Mgmt          For                            For
       by the Board during the year

10.    Elect Mr. S. B. Mittal as a Non-executive Director        Mgmt          For                            For
       by the Board during the year

11.    Elect Mr. J .W. Peace as a Non-executive Director         Mgmt          For                            For
       by the Board during the year

12.    Re-appoint KPMG Audit PLC as the Auditor to               Mgmt          For                            For
       the Company until the end of next year's AGM

13.    Authorize the Board to set the Auditor's fees             Mgmt          For                            For

14.    Authorize the Board, to allot relevant securities         Mgmt          For                            For
       [as defined in the Companies Act 1985], such
       authority to be limited to: A) the allotment
       up to a total nominal value of USD 141,042,099
       [being not greater than 20% of the issued ordinary
       share capital of the Company as at the date
       of this resolution]; B) the allotment [when
       combined with any allotment made under (A)
       above) of relevant securities up to a total
       nominal value of USD 235,070,165 in connection
       with: i) an offer of relevant securities open
       for a period decided on by the Board: a) to
       ordinary shareholders on the register on a
       particular date [excluding any holder holding
       shares as treasury shares], in proportion [as
       nearly as may be] to their existing holdings
       [ignoring for this purpose both any holder
       holding shares as treasury shares and the treasury
       shares held by him]; and b) to people who are
       registered on a particular date as holders
       of other classes of equity securities [excluding
       any holder holding shares as treasury shares],
       if this is required by the rights of those
       securities or, if the Board considers it appropriate,
       as permitted by the rights of those securities,
       and so that the Board may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with fractional entitlements, legal, regulatory
       or practical problems in, or under the laws
       of, any territory or any other matter; and
       ii) a share dividend scheme or similar arrangement
       implemented in accordance with the Articles
       of Association of the Company; C) the allotment
       of relevant securities pursuant to the terms
       of any existing share scheme of the Company
       or any of its subsidiary undertakings adopted
       prior to the date of this meeting, [Authority
       to apply for the period from 07 MAY 2008 until
       the earlier of the end of next year's AGM and
       06 AUG 2009 unless previously cancelled or
       varied by the Company in the meeting]; and
       authorize the Board to allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry such authorities

15.    Grant authority to the Board to allot relevant            Mgmt          For                            For
       securities up to a total nominal value of USD
       141,042,099 pursuant to paragraph (A) of Resolution
       14 set out above be extended by the addition
       of such number of ordinary shares of USD 0.50
       each representing the nominal amount of the
       Company's share capital repurchased by the
       Company pursuant to Resolution 17 set out below

S.16   Authorize the Board, subject to the passing               Mgmt          For                            For
       of Resolution 14 is passed as an ordinary resolution,
       the Board be given power to allot equity securities
       [as defined in the Companies Act 1985] for
       cash under the authority given by that resolution
       and/or where the allotment constitutes an allotment
       of equity securities by virtue of Section 94(3A)
       of the Companies Act 1985, free of the restriction
       in Section 89(1) of the Companies Act 1985,
       such power to be limited to: a) the allotment
       of equity securities in connection with an
       offer of equity securities open for a period
       decided on by the Board: i) to the ordinary
       shareholders on the register on a particular
       date [excluding any holder holding shares as
       treasury shares], in proportion [as nearly
       as may be] to their existing holdings [ignoring
       for this purpose both any holder holding shares
       as treasury shares and the treasury shares
       held by him]; and ii) to people who are registered
       on a particular date as the holders of other
       classes of equity securities [excluding any
       holder holding shares as treasury shares],
       if this is required by the rights of those
       securities or, if the Board considers it appropriate,
       as permitted by the rights of those securities,
       and so that the Board may impose any limits
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with fractional entitlements, legal, regulatory
       or practical problems in, or under the laws
       of, any territory or any other matter; and
       b) the allotment [otherwise than under (A)
       above] of equity securities up to a total nominal
       value of USD 35,260,524, [Authority to apply
       from 07 MAY 2008 until the earlier of the end
       of next year's AGM and 06 AUG 2009 unless previously
       cancelled or varied by the Company in the meeting
       ]; and authorize the Board to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.17   Authorize the Company, to make market purchases           Mgmt          For                            For
       [as defined in the Companies Act 1985] of its
       ordinary shares of USD 0.50 each provided that:
       a) the Company does not purchase more than
       141,042,099 shares under this authority; b)
       the Company does not pay less for each share
       [before expenses] than USD 0.50 [or the equivalent
       in the currency in which the purchase is made,
       calculated by reference to a spot exchange
       rate for the purchase of US dollars with such
       other currency as displayed on the appropriate
       page of the Reuters screen at or around 11.00am
       London time on the business day before the
       day the Company agrees to buy the shares];
       and c) the Company does not pay more for each
       share [before expenses] than 5% over the average
       of the middle market prices of the ordinary
       shares according to the Daily Official List
       of the London Stock Exchange for the 5 business
       days immediately before the date on which the
       Company agrees to buy the shares; [Authority
       apply from 07 MAY 2008 until the earlier of
       the end of next year's AGM and 06 AUG 2009
       unless previously cancelled or varied by the
       Company in the general meeting]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares in accordance with any such
       agreement as if the authority had not ended

S.18   Authorize the Company, to make market purchases           Mgmt          For                            For
       [as defined in the Companies Act 1985] of up
       to USD 15,000 dollar preference shares and
       up to 195,285,000 starling preference shares
       provided that: a) the Company does not pay
       less for each share [before expenses] than
       the nominal value of the share [or the equivalent
       in the currency in which the purchase is made,
       calculated by reference to the spot exchange
       rate for the purchase of the currency in which
       the relevant share is denominated with such
       other currency as displayed on the appropriate
       page of the Reuters screen at or around 11.00am
       London time on the business day before the
       day the Company agrees to buy the shares];
       and ; b) the Company does not pay more: i)
       for each sterling preference share [before
       expenses] than 25% over the average middle
       market prices of such shares according to the
       Daily Official List of the London Stock Exchange
       for the 10 business days immediately before
       the date on which the Company agrees to buy
       the shares; and ii) for each US dollar preference
       share [before expenses] than 25% of the average
       middle market quotations for such shares according
       to the Daily Official List of the London Stock
       Exchange for the 10 business days immediately
       before the date on which the Company agrees
       to buy the shares; [Authority to apply from
       07 MAY 2008 until the earlier of the end of
       next year's AGM or 06 AUG 2009 unless previously
       cancelled or varied by the Company in general
       meeting]; the Company, before the expiry, may
       make a contract to purchase shares in accordance
       with any such agreement as if the authority
       had not ended

S.19   Approve and adopt the Articles of Association             Mgmt          For                            For
       produced to the meeting and signed by the Chairman
       of the meeting for the purposes of identification
       as the new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association

20.    Authorize in accordance with Sections 366 and             Mgmt          For                            For
       367 of the Companies Act 2006, the Company
       and all the Companies that are its subsidiaries
       during the period for which this resolution
       is effective: A) make donations to political
       parties and/or independent election candidates
       not exceeding GBP 100,000 in total; B) make
       donations to political organizations other
       than political parties not exceeding GBP 100,000
       in total; C) incur political expenditure not
       exceeding GBP 100,000 in total; [as such terms
       are defined in Sections 363 to 365 of the Companies
       Act 2006] provided that the aggregate amount
       of any such donations and expenditure shall
       not exceed GBP 100,000 during the period period
       beginning with the date of passing this resolution;
       [Authority expiring on the earlier of the next
       year's AGM and 06 AUG 2009 unless previously
       renewed, revoked or varied by the Company in
       general meeting]

21.    Authorize the Board : i) to make an offer to              Mgmt          For                            For
       the holders of ordinary shares [excluding any
       member holding shares as treasury shares] to
       elect to receive new ordinary shares in the
       capital of the Company in lieu of all or any
       part of any interim or final dividend paid
       in respect of any financial period of the Company
       ending on or prior to 31 DEC 2013 upon such
       terms as the Board may determine; ii) in respect
       of any such dividend to capitalize such amount
       standing to the credit of the Company's reserves
       as may be necessary, and the making by the
       Board of any such offer and any such capitalization
       by the Board in each case in respect of any
       prior financial period is confirmed




--------------------------------------------------------------------------------------------------------------------------
 STANDARD LIFE PLC, EDINBURGH                                                                Agenda Number:  701531421
--------------------------------------------------------------------------------------------------------------------------
    Security:  G84278103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  GB00B16KPT44
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2007 annual report and accounts               Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend for 2007                         Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

5.     Authorize the Directors to set the Auditors'              Mgmt          For                            For
       fees

6.A    Re-elect Lord Blackwell as a Director                     Mgmt          For                            For

6.B    Re-elect Mr. Keith Skeoch as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Colin Buchan as a Director                   Mgmt          For                            For

8.     Authorize the Directors to issue further shares           Mgmt          For                            For

9.     Approve to disapply the share pre-emption rights          Mgmt          For                            For

10.    Authorize the Company to buy back shares                  Mgmt          For                            For

11.    Approve to provide limited authority to make              Mgmt          For                            For
       political donations and to incur political
       expenditure

12.    Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STATOILHYDRO ASA                                                                            Agenda Number:  701553807
--------------------------------------------------------------------------------------------------------------------------
    Security:  R8412T102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  NO0010096985
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the general meeting by the Chair               Mgmt          For                            For
       of the Corporate Assembly

2.     Elect the Chair of the meeting                            Mgmt          For                            For

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the registration of attending shareholders        Mgmt          For                            For
       and proxies

5.     Elect a person to co-sign the minutes together            Mgmt          For                            For
       with the Chair of the meeting

6.     Approve the annual reports and accounts for               Mgmt          For                            For
       Statoilhydro ASA and the Statoilhydro Group
       for 2007, including the Board of Directors
       and the distribution of the dividend of NOK
       8.50 per share for 2007 of which the ordinary
       dividend is NOK 4.20 per share and a special
       dividend of NOK 4.30 per share

7.     Approve to determine the remuneration for the             Mgmt          For                            For
       Company's Auditor

8.     Elect the Members to the Corporate Assembly               Mgmt          For                            For

9.     Elect a Member to the Nomination Committee                Mgmt          For                            For

10.    Approve to determine the remuneration for the             Mgmt          For                            For
       Corporate Assembly

11.    Approve to determine the remuneration for the             Mgmt          For                            For
       Nomination Committee

12.    Receive the statement on remuneration and other           Mgmt          For                            For
       employment terms for Corporate Executive Committee

13.    Grant authority to acquire Statoilhydro shares            Mgmt          For                            For
       in the market in order to continue implementation
       of the Share Saving Plan for employees




--------------------------------------------------------------------------------------------------------------------------
 STE DES AUTOROUTES PARIS-RHIN-RHONE ANC.AUTOROUTES PARIS-LYON, PARIS                        Agenda Number:  701584270
--------------------------------------------------------------------------------------------------------------------------
    Security:  F87829101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  FR0006807004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented, the expenses and charges that
       were not tax deductible of EUR 151,585.00 with
       a corresponding tax of EUR 52,190.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, accordingly,
       and grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.3    Approve the distributable income is of EUR 333,341,589.48,Mgmt          For                            For
       the recommendations of the Board of Directors
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY:
       EUR 333,341,589.48 in creased by the retained
       earnings: nil that is a total of EUR 333,341,589.48
       allocated as hereunder: dividends (EUR 2.94
       to be paid to each 113,038,156 shares): EUR
       332,332,178.64 withdrawal to the retained earnings:
       EUR 1,009,410.84, total: EUR 333,341,589.48
       that an interim dividend of EUR 1.03 was already
       paid on 14 DEC 2007, entitled to the 40% deduction
       provided by the French Tax Code, the remaining
       dividend of EUR 1.91 will be paid on 27 JUN
       2008, and will entitle natural persons to the
       40% allowance as required By Law, it is reminded
       that, for the last 3 FY's, the dividends paid,
       were as follows: EUR 0.92 for FY 2004, entitled
       to the 50% deduction provided by the French
       Tax code, EUR 1.72 for FY 2005, entitled to
       the 40% deduction provided by the French Tax
       code, EUR 3.85 for FY 2006, entitled to the
       40% deduction provided by the French Tax Code
       in the event that the Company holds some of
       its own shares on the day the dividend is paid,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Articles L.225.38 and
       sequence of the French Commercial Code, and
       approve the said report and the agreements
       referred to therein

O.5    Ratify the appointment of Mr. Ross Mc. Innes              Mgmt          For                            For
       as a Director, to replace Mr. Phil White, who
       resigned, for the remainder of Mr. Phil White's
       term of office, this last one expiring at the
       close of the present shareholders' meeting

O.6    Ratify the appointment of Mr. John Hugues as              Mgmt          For                            For
       a Director, to replace Mr. Stephen Allen, who
       resigned, for the remainder of Mr. Stephen
       Allen' s term of office, this last 1 expiring
       at the close of the present shareholders' meeting

O.7    Ratify the appointment of Mr. Jean Francois               Mgmt          For                            For
       Roverato as a Director, to replace Mr. Benoit
       Heitz, who resigned, for the remainder of Mr.
       Benoit Heitz's term of office, this last 1
       expiring at the close of the present shareholders'
       meeting

O.8    Ratify the appointment of Mr. Philippe Delmotte           Mgmt          For                            For
       as a Director, to replace Mrs. Elisabeth borne,
       who resigned, for the remainder of Mrs. Elisabeth
       borne's term of office, this last 1 expiring
       at the close of the present shareholders' meeting

O.9    Approve to renew the appointment of Mr. Bruno             Mgmt          Against                        Against
       Angles as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. Gerard            Mgmt          Against                        Against
       Bailly as a Director for a 3 year period

O.11   Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Delmotte as a Director for a 3 year period

O.12   Approve to renew the appointment of Mr. Louis             Mgmt          Against                        Against
       De Broissia as a Director for a 3 year period

O.13   Approve to renew the appointment of Mr. Robert            Mgmt          For                            For
       Galley as a Directors for a 3 year period

O.14   Approve to renew the appointment of Mr. David             Mgmt          Against                        Against
       Harrison as a Director for a 3 year period

O.15   Approve to renew the appointment of Mr. John              Mgmt          Against                        Against
       Hugues as a Director for a 3 year period

O.16   Approve to renew the appointment of Mr. Guy               Mgmt          Against                        Against
       Lacroix as a Director for a 3 year period

O.17   Approve to renew the appointment of Mr. Ross              Mgmt          Against                        Against
       Mcinnes as a Director for a 3 year period

O.18   Approve to renew the appointment of Mr. Max               Mgmt          Against                        Against
       Roche as a Director for a 3 year period

O.19   Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Francois Roverato as a Director for a 3 year
       period

O.20   Appoint Mr. Arnaud Montebourg as a Director               Mgmt          For                            For
       for a 3 year period

E.21   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, by way of issuing 3,496,026
       new shares of a par value of EUR 0.30 each,
       in favour of Employees of the Company who are
       Members of a Company savings plan, [Authority
       expires at the end of 5 year period] and for
       a nominal amount that shall not exceed EUR
       1,048,807.80 to cancel the shareholders' preferential
       subscript ion rights in favour of the beneficiaries
       aforementioned, to take all necessary measures
       and accomplish all necessary formalities

OE.22  Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 STE FONCIERE FINANCIERE ET DE PARTICIPATIONS SA FFP, PARIS                                  Agenda Number:  701595021
--------------------------------------------------------------------------------------------------------------------------
    Security:  F38378109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  FR0000064784
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements as presented earnings
       for the FY: EUR 84,875,591.91

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting earnings for
       the FY EUR: 230,204,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY appropriate as follows: income for the
       FY: EUR 84,875,591.91; prior retained earnings
       EUR 289,891,337.57 distributable income : EUR
       374,766,928.48 dividends: EUR 41,923,200.00
       retained earnings: EUR 332,843,729.48 receive
       the net dividend of EUR 1.65 per share and
       will entitle to the 40% deduction provided
       by the French Tax Code; this dividend will
       be paid on 02 JUL 2008; as required by law

O.4    Approve the new agreements have been concluded            Mgmt          For                            For
       during the FY

O.5    Approve to renew the appointment of Mr. Georges           Mgmt          For                            For
       Chodron De Courcel as a Director for a 6 year
       period

O.6    Approve to renew the appointment of Mr. Patrick           Mgmt          Against                        Against
       Soulard as a Director for a 6 year period

O.7    Ratify the co-optation of Section 3 in replacement        Mgmt          For                            For
       of audit De France Sodip as the Auditors until
       the share holders meeting called to approve
       the financial statements for the FY 2010

O.8    Authorize the Board of Directors: to buy back             Mgmt          Against                        Against
       the Company's shares on the open market subject
       to the conditions described below: maximum
       purchase price: EUR 150.00, maximum number
       of shares to be acquired: 5% of the shares,
       maximum funds invested in the share buybacks:
       EUR 190,560,000.00; [Authority expires at the
       end of 18 months]; and to take all necessary
       measures and accomplish all necessary formalities
       this authorization supersedes the fraction
       unused of the authorization granted by the
       share holders meeting of 15 JUN 2007

O.9    Approve to award total annual fees of EUR 460,000.00      Mgmt          For                            For
       to the Board of Directors

E.10   Grant full powers to the Board of Directors               Mgmt          For                            For
       to reduce the share capital , on one or more
       occasions and its sole discretion by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan
       up to a maximum of 10 % of the share capital
       over a 24 month period [Authority expires at
       the end of 26 month period] to take all necessary
       measures and accomplish all necessary formalities

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STMICROELECTRONICS NV                                                                       Agenda Number:  701571792
--------------------------------------------------------------------------------------------------------------------------
    Security:  N83574108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  NL0000226223
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 472336 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       Call to order and opening                                 Non-Voting

       Report of the Managing Board on the 2007 FY               Non-Voting
       and discussion thereof

       Report of the Supervisory Board on the 2007               Non-Voting
       FY and discussion thereof

1.     Adopt the statutory annual accounts for our               Mgmt          For                            For
       2007 FY, as drawn up by our Managing Board,
       examined and audited by our Independent External
       Auditors, PricewaterhouseCoopers Accountants
       N.V., and approved by our Supervisory Board,
       our statutory annual accounts, which include
       the reports of our Managing and Supervisory
       Boards, have been prepared in English consistent
       with the Company's prior practice, and in accordance
       with IFRS Accounting Standards, as IFRS constitute
       our statutory reporting standards

2.     Approve to distribute a dividend in cash of               Mgmt          For                            For
       USD 0.36 per common share, in line with our
       dividend policy as communicated, in four equal
       installments, payable for 2008 at [30 MAY],
       2008, [29 AUG], 2008, [28 NOV], 2008, and [28
       FEB], 2009, payment of an installment will
       be made to those holding shares in the Company
       at the aforementioned dates

3.     Grant discharge the sole member of our Managing           Mgmt          For                            For
       Board for his management during the 2007 FY

4.     Grant discharge the members of our Supervisory            Mgmt          For                            For
       Board for their supervision during the 2007
       FY

5.     Re-appoint Mr. Carlo Bozotti as the sole member           Mgmt          For                            For
       of our Managing Board for a 3 year term effective
       as of our 2008 AGM to expire at the end of
       our 2011 AGM

6.A    Re-appoint Mr. Bruno Steve as a member of our             Mgmt          For                            For
       Supervisory Board for a 3-year term effective
       as of our 2008 AGM to expire at the end of
       our 2011 AGM

6.B    Re-appoint Mr. Tom de Waard as a member of our            Mgmt          For                            For
       Supervisory Board for a 3-year term effective
       as of our 2008 AGM to expire at the end of
       our 2011 AGM

6.C    Re-appoint Mr. Gerald Arbola as a member of               Mgmt          For                            For
       our Supervisory Board for a 3-year term effective
       as of our 2008 AGM to expire at the end of
       our 2011 AGM

6.D    Re-appoint Mr. Didier Lombard as a member of              Mgmt          Against                        Against
       our Supervisory Board for a 3-year term effective
       as of our 2008 AGM to expire at the end of
       our 2011 AGM

6.E    Re-appoint Mr. Antonino Turicchi as a member              Mgmt          For                            For
       of our Supervisory Board for a 3-year term
       effective as of our 2008 AGM to expire at the
       end of our 2011 AGM

       Reporting of assessment of the functioning of             Non-Voting
       PricewaterhousseCoopers Accountants N.V., our
       the External Auditor

7.     Re-appoint PricewaterhouseCoopers Accountants             Mgmt          For                            For
       N.V. as our External Auditors for a 2-year
       term effective as of our 2008 AGM to expire
       at the end of our 2010 AGM, given the review
       under 7-a of the agenda there seems to be adequate
       reasons to request the re-appointment of the
       External Auditor

8.     Approve the delegation to our Supervisory Board           Mgmt          For                            For
       of the power to grant Mr. C. Bozotti up to
       a maximum number of 100,000 common shares,
       in the form of Unvested Stock Awards, for services
       to be rendered in 2008 as our President and
       Chief Executive Officer, whereby the vesting
       of such Unvested Stock Awards will be tied
       to Company performance, according to predetermined
       and quantifiable criteria to be fixed by our
       Supervisory Board upon the recommendation of
       its Compensation Committee, with the objective
       of creating long-term value for our shareholders.
       the Unvested Stock Awards are intended to provide
       an incentive to our President and Chief Executive
       Officer to increase his efforts for the success
       of our Company by offering him an opportunity
       to obtain or increase his proprietary interest
       in our Company through the vesting of the up
       to 100,000 Unvested Stock Awards to be granted
       to him, provided the performance conditions
       attached to vesting of such Awards are met,
       the compensation for our President and Chief
       Executive Officer does not fully comply with
       the Dutch corporate governance code, however,
       such compensation is aimed at the [international]
       markets in which the Company operates

9.     Approve the set the compensation of the Chairman          Mgmt          For                            For
       and the Vice Chairman of our Supervisory Board
       at EUR 115,000 per annum; to set the compensation
       of the President of our Audit Committee at
       EUR 115,000 per annum; to set the compensation
       of the other members of our Supervisory Board
       at EUR 57,000 per annum; to set the compensation
       of the members of our Audit Committee at EUR
       7,500 per annum; to set the compensation of
       the members of our Compensation Committee at
       EUR 3,500 per annum; to set the compensation
       of the members of our Strategic Committee at
       EUR 3,500 per annum; to set the compensation
       of the members of our Nominating and Corporate
       Governance Committee at EUR 3,500 per annum;
       to set the attendance fee per meeting of our
       Supervisory Board and of any Committee of our
       Supervisory Board at EUR 1,500 [with no limitation
       on the number of Committees on which Supervisory
       Board members may serve]; and to set the attendance
       fees per meeting by telephone or videoconference
       at EUR 375, given that most members of the
       Supervisory Board live in countries with EUR-denominated
       currency and the Company is an European Company,
       the currency of the compensation has been converted
       from USD into EUR the compensation for our
       Supervisory Board does not fully comply with
       the Dutch Corporate Governance Code, however,
       such compensation is aimed at the [international]
       markets in which the Company operates

10.    Approve our new 3 year Stock-Based Compensation           Mgmt          Against                        Against
       Plan for the members and professionals of our
       Supervisory Board, this plan provides for the
       grant of up to 15,000 stock awards at a strike
       price of EUR 1.04, corresponding to the nominal
       value of our share, to Supervisory Board members,
       and of up to 7,500 stock awards at a strike
       price of EUR 1.04, for professionals of the
       Supervisory Board, this new three year Stock-Based
       Compensation Plan is intended to attract and
       retain suitable candidates for this demanding
       position in an international environment

11.    Approve our new 5 year Employee Share Plan,               Mgmt          For                            For
       the Employee Share Plan will provide that Senior
       Directors and Management may be granted options
       under restricted criteria, these criteria may
       be linked to the Company's performance in 2008,
       the maximum number of 'restricted' options
       shall be six million one hundred thousand [six
       million one hundred thousand shares], this
       new Employee Share Plan is intended to provide
       an incentive to our employees to increase their
       efforts for our success by offering them an
       opportunity to obtain or increase their proprietary
       interest in us through grants under this new
       Employee Share Plan; and authorize our Supervisory
       Board to approve the following grant of Stock-Based
       Compensation to our employees: the grant of
       Stock-Based Compensation will be in the form
       of a right to acquire common shares out of
       our existing treasury shares; Employees will
       receive Stock-Based Compensation at no consideration;
       the vesting conditions will be determined by
       our Supervisory Board or its Compensation Committee
       [on behalf of our Supervisory Board] and will
       relate to Company performance and continued
       service at ST; and Our Supervisory Board has
       the authority to determine all other terms
       of the Stock- Based Compensation grant including
       the right to authorize details of the Stock-Based
       Compensation for specific groups of employees,
       the Stock-Based Compensation is intended to
       provide an incentive to our employees to increase
       their efforts for the success of our Company
       by offering them an opportunity to obtain or
       increase their proprietary interest in our
       Company through the grant of the aforementioned
       Stock-Based Compensation

12.    Authorize the Managing Board to acquire for               Mgmt          For                            For
       a consideration on a stock exchange or otherwise
       up to such a number of fully paid-up common
       shares and/or preference shares in our share
       capital as is permitted by law and our Articles
       of Association as per the moment of such acquisition
       other than acquisition of shares pursuant to
       Article 5 paragraph 2 of our Articles of Association
       for a price (i) per common share which at such
       moment is within a range between the par value
       of a common share and 110% of the share price
       per common share on Eurolist by Euronext Paris,
       the New York Stock Exchange or Borsa Italiana,
       whichever at such moment is the highest, and
       (ii) per preference share which is equal to
       the par value of a preference share increased
       with an amount equal to the accrued but unpaid
       dividend on such preference share per the relevant
       repurchase date, mutatis mutandis calculated
       in accordance with Article 37 paragraph 2 sub
       e of our Articles of Association, all subject
       to the approval of our Supervisory Board, for
       a period of 18 months as of the date of our
       2008 AGM, this authorization is requested to
       offer our Managing Board with the approval
       of our Supervisory Board the possibility to
       repurchase, when it is in the best interest
       of the Company's shareholders and other stakeholders
       for creating long term value, a number of fully
       paid-up ordinary and/or preference shares,
       within the legal limits

       Questions and answers                                     Non-Voting

       Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701371801
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8773B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Oct-2007
        ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting
       the Directors' report and financial statements
       for the YE 30 JUN 2007, together with the Independent
       Auditor's report

2.     Re-elect Mr. Duncan Boyle as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Elect Mr. Barry Neil as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Nick Greiner as a Director of the            Mgmt          Against                        Against
       Company who retires by rotation in accordance
       with the Company's Constitution

5.     Re-elect Mr. Hugh Thorburn as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Re-elect Mr. Graham Bradley as a Director of              Mgmt          Against                        Against
       the Company, who retires by rotation in accordance
       with the Company's Constitution

7.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2007

8.     Approve to increase the maximum aggregate payment         Mgmt          For                            For
       limit for Non-Executive Directors' fees by
       an amount of AUD 600,000 from AUD 1,900,000
       including superannuation to AUD 2,500,000 including
       superannuation

9.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. M. Quinn, Managing Director
       as to 395,000 performance rights; and b) the
       acquisition accordingly by Mr. M. Quinn of
       those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified

10.    Approve for, all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. H. Thorburn, Finance Director
       as to 166,000 performance rights; and b) the
       acquisition accordingly by Mr. H. Thorburn
       of those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701374097
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8773B220                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Oct-2007
        ISIN:  AU0000SGPNA1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting
       the Directors' report and the financial statements
       for the YE 30 JUN 2007, together with the Independent
       Auditor's report

2.     Re-elect Mr. Duncan Boyle as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Elect Mr. Barry Neil as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Nick Greiner as a Director of the            Mgmt          Against                        Against
       Company, who retires by rotation in accordance
       with the Company's Constitution

5.     Re-elect Mr. Hugh Thorburn as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Re-elect Mr. Graham Bradley as a Director of              Mgmt          Against                        Against
       the Company, who retires by rotation in accordance
       with the Company's Constitution

7.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2007

8.     Approve to increase the maximum aggregate payment         Mgmt          For                            For
       limit for Non-Executive Directors' fees by
       an amount of AUD 600,000 from AUD 1,900,000
       including superannuation to AUD 2,500,000 including
       superannuation

9.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. Matthew Quinn, Managing
       Director as to 395,000 performance rights;
       b) the acquisition accordingly by Mr. Matthew
       Quinn of those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities in accordance
       with the Stockland Performance Rights Plan
       rules as amended from time to time and as specified

10     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a) the participation in the Stockland Performance
       Rights Plan by Mr. Hugh Thorburn, Finance Director
       as to 166,000 performance rights; b) the acquisition
       accordingly by Mr. Hugh Thorburn of those performance
       rights and, in consequence of vesting of those
       performance rights, of Stockland Stapled Securities,
       in accordance with the Stockland Performance
       Rights Plan Rules as amended from time to time
       and as specified




--------------------------------------------------------------------------------------------------------------------------
 STORA ENSO CORP                                                                             Agenda Number:  701470849
--------------------------------------------------------------------------------------------------------------------------
    Security:  X21349117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  FI0009005961
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Adopt the accounts                                        Mgmt          Abstain                        Against

2.     Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.45 per share

3.     Approve the dividend payment                              Mgmt          For                            For

4.     Grant discharge from liability                            Mgmt          Abstain                        Against

5.     Approve the number of the Board Members                   Mgmt          For                            For

6.     Approve the number of the Auditor(s)                      Mgmt          For                            For

7.     Approve the remuneration of the Board Members             Mgmt          For                            For

8.     Approve the remuneration of the Auditor(s)                Mgmt          For                            For

9.     Elect the Board                                           Mgmt          For                            For

10.    Elect the Auditor(s)                                      Mgmt          For                            For

11.    Appoint the Nomination Committee                          Mgmt          For                            For

12.    Amend the Article of Association                          Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 STOREBRAND ASA, OSLO                                                                        Agenda Number:  701381509
--------------------------------------------------------------------------------------------------------------------------
    Security:  R85746106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  NO0003053605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the notice and agenda                             Mgmt          No vote

2.     Elect 2 persons to co-sign the minutes together           Mgmt          No vote
       with the Chairman of the meeting

3.     Receive the information about the acquisition             Mgmt          No vote
       of SPP Livforsaekring AB and certain other
       entities

4.     Approve the share capital increase to finance             Mgmt          No vote
       the acquisition




--------------------------------------------------------------------------------------------------------------------------
 STOREBRAND ASA, OSLO                                                                        Agenda Number:  701518005
--------------------------------------------------------------------------------------------------------------------------
    Security:  R85746106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NO0003053605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Open  the meeting                                         Mgmt          For                            For

2.     Approve the registration of attending shareholders        Mgmt          For                            For
       and proxies

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Approve to designate Inspector(s) of minutes              Mgmt          For                            For
       of the meeting

5.     Receive the Management report                             Mgmt          For                            For

6.     Approve the financial statements and statutory            Mgmt          For                            For
       reports and the allocation of income and dividends
       of NOK 1.20 per share

7.     Approve the remuneration policy and other terms           Mgmt          For                            For
       of employment for Executive Management

8.     Authorize the repurchase of up to 10% of issued           Mgmt          For                            For
       share capital

9.1    Elect Mr. Terje Venold as a Member of the Committee       Mgmt          For                            For
       of Representatives

9.2    Elect Mr. Inger Gjoerv as a Member of the Committee       Mgmt          For                            For
       of Representatives

9.3    Elect Mr. Arvid Grundekjoen as a Member of the            Mgmt          For                            For
       Committee of Representatives

9.4    Elect Mr. Olaug Svarva as a Member of the Committee       Mgmt          For                            For
       of Representatives

9.5    Elect Mr. Lydur Gudmundsson as a Member of the            Mgmt          For                            For
       Committee of Representatives

9.6    Elect Mr. Marius Steen as a Member of the Committee       Mgmt          For                            For
       of Representatives

9.7    Elect Mr. Trond Berger as a Deputy Member of              Mgmt          For                            For
       the Committee of Representatives

10.1   Re-elect Mr. Terje Venold as a Member of the              Mgmt          For                            For
       Nominating Committee

10.2   Re-elect Mr. Johan Andresen as a Member of the            Mgmt          For                            For
       Nominating Committee

10.3   Re-elect Mr. Dag Opedal as a Member of the Nominating     Mgmt          For                            For
       Committee

10.4   Re-elect Mr. Olaug Svarva as a Member of the              Mgmt          For                            For
       Nominating Committee

11.1   Re-elect Ms. Elisabeth Wille as a Member of               Mgmt          For                            For
       the Control Committee

11.2   Re-elect Mr. Ida Kraby as a Member of the Control         Mgmt          For                            For
       Committee

11.3   Elect Mr. Johan Braaten as a Deputy Member of             Mgmt          For                            For
       the Control Committee

12.    Approve the remuneration of the Members of Control        Mgmt          For                            For
       Committee, Committee of Representatives and
       Nominating Committee

13.    Amend the Articles regarding number and terms             Mgmt          For                            For
       of Directors, publication of notice of meeting,
       editorial changes and updates

14.    Approve the remuneration of the Auditors and              Mgmt          For                            For
       receive a statement of the Board on breakdown
       of Audit Vs Non Audit fees paid to the Auditors

15.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUEZ SA                                                                                     Agenda Number:  701500503
--------------------------------------------------------------------------------------------------------------------------
    Security:  F90131115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  FR0000120529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the Company's
       financial statements for the YE 2007, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the net income for the 2007 FY is of              Mgmt          For                            For
       EUR 5,760,911,877.77 and the retained earnings
       of EUR 0.00, the recommendations of the Board
       of Directors and resolves that the income for
       the FY be appropriated as follows: Statutory
       Dividend [EUR 0.10 per share]: EUR 130,704,352.00
       Additional Dividend [EUR 1.26 per share] EUR
       1,646,874,837.72 Dividends: EUR 1,777,579,189.92,
       other reserves account: EUR 3,983,332,687.85;
       the shareholders will receive a net dividend
       of EUR 1.36 per share, and will entitle to
       the 40 % deduction provided by the French Tax
       Code, this dividend will be paid on 14 MAY
       2008, as required By Law, it is reminded that,
       for the last 3 FY, the dividends paid, were
       as follows: EUR 0.79 for FY 2004 EUR 1.00 for
       FY 2005, EUR 1.20 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.38 of
       the French Commercial Code; and approve the
       agreements entered into or which remained in
       force during the FY

O.5    Appoint Mr. Edmond Alphandery as a Director               Mgmt          For                            For
       for a 4-year period

O.6    Appoint Mr. Rene Carron as a Director for a               Mgmt          For                            For
       4-year period

O.7    Appoint Mr. Etienne Davignon as a Director for            Mgmt          For                            For
       a 4-year period

O.8    Appoint Mr. Albert Frere as a Director for a              Mgmt          For                            For
       4-year period

O.9    Appoint Mr. Jean Peyrelevade as a Director for            Mgmt          For                            For
       a 4-year period

O.10   Appoint Mr. Thierry De Rudder as a Director               Mgmt          For                            For
       for a 4-year period

O.11   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 7,500,000,000.00, the number of shares
       acquired by the Company with a view to their
       retention or their subsequent delivery in payment
       or exchange, as part of an external growth
       operation , cannot exceed 5% of its capital;
       [Authority expires at the end of 18 month period];
       it supersedes the authorization granted by
       the combined shareholders' meeting of 04 MAY
       2007 in its Resolution 10; delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors, in order to             Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion: up to a maximum
       nominal amount of EUR 500,000,000.00 by way
       of issuing ordinary shares and, or any securities,
       even debt securities, giving access to shares
       of the Company or subsidiaries [the par value
       of the shares issued in accordance with Resolution
       13 shall count against this amount], up to
       a maximum nominal amount of EUR 500,000,000.00
       by way of capitalizing premiums, reserves,
       profits and, or other means, provided that
       such Capitalization is allowed By Law and under
       the By Laws, to be carried out through the
       issue of bonus shares or the raise of the par
       value of the existing shares [ the par value
       of the debt securities issued in accordance
       with Resolution 13 and 14 shall count against
       this amount], [Authority expires at the end
       of 26 month period]; it supersedes the authorizations
       granted by the combined shareholders' meeting
       of 05 MAY 2006, if its Resolution 7

E.13   Authorize to the Board of Directors the necessary         Mgmt          For                            For
       powers to increase the capital, 1 or more occasions,
       in France or abroad, by issuance, without pre
       emptive subscription rights, of ordinary shares
       and, or any securities [even debt securities]
       giving access to shares of the Company or subsidiaries
       or, shares of the Company to which shall give
       right securities to be issued by subsidiaries
       the maximum nominal amount of shares which
       may be issued shall not exceed EUR 500,000,000.00
       [the par value of the debt securities issued
       in accordance with Resolutions 12, shall count
       against this amount] the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 5,000,000,000.00, [Authority
       expires at the end of 26 month period] it supersedes
       the authorizations granted by the combined
       shareholders' meeting of 05 MAY 2006, in Its
       Resolution 8

E.14   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or abroad, by issuance,
       with preferred subscription rights maintained,
       of hybrid debt securities the maximum nominal
       amount of the issues, if the present delegation
       is utilized by the Board of Directors, shall
       not exceed EUR 5,000,000,000.00 [the par value
       of the debt securities issued in accordance
       with resolutions 12 and 13, shall count against
       this amount] [Authority expires at the end
       of 26 month period]; it supersedes the authorization
       granted by the combined shareholders' meeting
       of 05 MAY 2006 in its Resolution 11

E.15   Authorize the Board of Directors, to proceed              Mgmt          For                            For
       with a share capital increase, on 1or more
       occasions, by way of issuing shares to be paid
       in cash, in favor of Employees of the Company
       and some related Companies, who are Members
       of a Group Savings Plan and, or of a Voluntary
       Savings Plan for the retirement [the Employees]
       [Authority expires at the end of 26 month period];
       and for a nominal amount that shall not exceed
       2% of the share capital the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights in favor of the beneficiaries
       above mentioned, to cancels the authorization
       granted by the combined shareholders' meeting
       of 05 MAY 2006, in its Resolution 12

E.16   Authorize the Board of Directors, to proceed              Mgmt          For                            For
       with a share capital increase, on1 or more
       occasions, up to a maximum nominal amount of
       EUR 30,000,000.00, by issuance, without pre
       emptive subscription rights, of 15,000,000
       new shares of a par value of EUR 2.00 each
       to cancel the shareholders' preferential subscription
       rights in favor of any entities which only
       subscribe, hold and sell Suez shares or other
       financial instruments the present [Authority
       expires at the end of 18 month period]; to
       cancel the authorization granted by the combined
       shareholders' meeting of 04 MAY 2007, in its
       Resolution 12, to increase the share capital
       in favor of spring multiple 2006 SCA and, or
       any Company which may holds or sells Suez shares;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10 % of the share capital
       over a 24 month period [Authority expires at
       the end of 18 month period], it supersedes
       the authorization granted by the combined shareholders'
       meeting of MAY 04 2007, in its Resolution 15;
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SUMCO CORPORATION                                                                           Agenda Number:  701527953
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76896109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  JP3322930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUMIKIN BUSSAN CORPORATION                                                                  Agenda Number:  701625898
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76928100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3400100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CHEMICAL COMPANY,LIMITED                                                           Agenda Number:  701608044
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77153120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3401400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701601355
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77282119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options to the Company's
       Directors

6.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company's Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO ELECTRIC INDUSTRIES,LTD.                                                           Agenda Number:  701610633
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77411114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3407400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO FORESTRY CO.,LTD.                                                                  Agenda Number:  701611104
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77454122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3409800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

3      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO HEAVY INDUSTRIES,LTD.                                                              Agenda Number:  701613007
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77497113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3405400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL INDUSTRIES,LTD.                                                              Agenda Number:  701601432
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77669133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3402200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL MINING CO.,LTD.                                                              Agenda Number:  701610621
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77712123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3402600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI FINANCIAL GROUP,INC.                                                        Agenda Number:  701620367
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7771X109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3890350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701613487
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77841112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO RUBBER INDUSTRIES,LTD.                                                             Agenda Number:  701482870
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77884112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3404200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PPTYS LTD                                                                      Agenda Number:  701382575
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82594121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Mr. Yip Dicky Peter as Director                  Mgmt          Against                        Against

3.I.B  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       Director

3.I.C  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          Against                        Against

3.I.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          Against                        Against

3.I.e  Re-elect Mr. Kwong Chun as a Director                     Mgmt          Against                        Against

3.II   Approve to fix Directors' fees [the proposed              Mgmt          For                            For
       fees to be paid to each Director, each Vice-Chairman
       and the Chairman for the FY ending 30 JUN 2008
       are HKD 100,000, HKD 110,000 and HKD 120,000
       respectively]

4.     Re-appoint Auditors and to authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       of this resolution, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Articles of Association or by the laws
       of Hong Kong to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus the nominal amount of share capital
       repurchased by the Company [up to 10% of the
       aggregate nominal amount of the issued share
       capital of the Company], otherwise than pursuant
       to i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required by its Articles of Association or
       by the Laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to in Resolution 6
       in respect of the share capital of the Company,
       as specified

S.8    Amend the Articles 2, 27, 95, 103(A)(ii), 103(D),         Mgmt          For                            For
       104(A), 108, 110, 119, 121(B), 170  of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 SUN LIFE FINL INC                                                                           Agenda Number:  701516051
--------------------------------------------------------------------------------------------------------------------------
    Security:  866796105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CA8667961053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. James C. Baillie as a Director                  Mgmt          For                            For

1.2    Elect Mr. George W. Carmany, III as a Director            Mgmt          For                            For

1.3    Elect Mr. John H. Clappison as a Director                 Mgmt          For                            For

1.4    Elect Mr. David A. Ganong, CM as a Director               Mgmt          For                            For

1.5    Elect Mr. Germaine Gibara as a Director                   Mgmt          For                            For

1.6    Elect Ms. Krystyna T. Hoeg as a Director                  Mgmt          For                            For

1.7    Elect Mr. David W. Kerr as a Director                     Mgmt          For                            For

1.8    Elect Mr. Idalene F. Kesner as a Director                 Mgmt          For                            For

1.9    Elect Ms. Mitchell M. Merin as a Director                 Mgmt          For                            For

1.10   Elect Mr. Bertin F. Nadeau as a Director                  Mgmt          For                            For

1.11   Elect Mr. Ronald W. Osborne as a Director                 Mgmt          For                            For

1.12   Elect Mr. Donald A. Stewart as a Director                 Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditor              Mgmt          For                            For

3.     Amend the By-Law No.1                                     Mgmt          For                            For

4.     Amend the Executive Stock Option Plan                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC MED TERM NTS CDS-                                                         Agenda Number:  701513409
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CA8672291066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the Corporation for the YE 31 DEC 2007 together
       with the auditors report

1.1    Elect Mr. Mel E. Benson as a Director of Corporation      Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.2    Elect Mr. Brian A. Canfield as a Director of              Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.3    Elect Mr. Bryan P. Davies as a Director of Corporation    Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.4    Elect Mr. Brian A. Felesky as a Director of               Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.5    Elect Mr. John T. Ferguson as a Director of               Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.6    Elect Mr. W. Douglas Ford as a Director of Corporation    Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.7    Elect Mr. Richard L. George as a Director of              Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.8    Elect Mr. John R. Huff as a Director of Corporation       Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.9    Elect Mr. M. Ann Mccaig as a Director of Corporation      Mgmt          For                            For
       to hold office until the close of the next
       AGM

1.10   Elect Mr. Michael W. O'Brien as a Director of             Mgmt          For                            For
       Corporation to hold office until the close
       of the next AGM

1.11   Elect Mr. Eira M. Thomas as a Director of Corporation     Mgmt          For                            For
       to hold office until the close of the next
       AGM

2.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor of the Corporation for the ensuing
       year

3.     Amend and restate the Corporation's Shareholder           Mgmt          For                            For
       Rights Plan

S.4    Amend the Corporation's Articles to divide the            Mgmt          For                            For
       issued and outstanding common shares of Suncor
       on a two-for-one basis

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SUNCORP METWAY LIMITED, SPRING HILL QLD                                                     Agenda Number:  701376750
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8802S103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  AU000000SUN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting
       of the Directors' and the Auditor for the YE
       30 JUN 2007

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

3.A    Re-elect Dr. C. Hirst as a Director, in accordance        Mgmt          For                            For
       with Article 14(5) of the Company's Constitution,
       who retires by rotation

3.B    Re-elect Mr. M.D. Kriewaldt as a Director, in             Mgmt          For                            For
       accordance with Article 14(5) of the Company's
       Constitution, who retires by rotation

3.C    Re-elect Mr. J.D. Story as a Director, in accordance      Mgmt          For                            For
       with Article 14(5) of the Company's Constitution,
       who retires by rotation




--------------------------------------------------------------------------------------------------------------------------
 SUZUKEN CO.,LTD.                                                                            Agenda Number:  701613196
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78454105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3398000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUZUKI MOTOR CORPORATION                                                                    Agenda Number:  701603688
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78529138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3397200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA CELLULOSA SCA AB                                                                    Agenda Number:  701475015
--------------------------------------------------------------------------------------------------------------------------
    Security:  W90152120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  SE0000112724
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the AGM and elect Mr. Sven Unger,              Mgmt          For                            For
       Attorney At Law, as the Chairman of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 persons to check the minutes                      Mgmt          For                            For

4.     Approve to determine whether the AGM has been             Mgmt          For                            For
       duly convened

5.     Approve the agenda                                        Mgmt          For                            For

6.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report and the consolidated financial statements
       and the Auditors' report on the consolidated
       financial statements

7.     Speeches by the Chairman of the Board of Directors        Mgmt          For                            For
       and the President

8.A    Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

8.B    Approve to set the dividends at SEK 4.40 per              Mgmt          For                            For
       share and the record date for the dividend
       will be Friday, 11 APR 2008; payment through
       the VPC AB, is estimated to be made on Wednesday,
       16 APR 2008

8.C    Grant discharge from personal liability of the            Mgmt          For                            For
       Directors and the President

9.     Approve to determine the number of Directors              Mgmt          For                            For
       at 8 without Deputy Directors

10.    Approve to determine the number of Auditors               Mgmt          For                            For
       at 1 without Deputy Auditors

11.    Approve that the total remuneration to the Board          Mgmt          For                            For
       of Directors amounts to SEK 4,600,000, provided
       that the Board's Committees consist of the
       same number of Members as the last year; each
       Director, elected by the meeting and who is
       not employed by the Company, is to receive
       SEK 450,000, the Chairman of the Board of Directors
       is to receive SEK 1,350,000, the Members of
       the Remuneration Committee are to receive additional
       remuneration of SEK 75,000, the Members of
       the Audit Committee are to receive additional
       remuneration of SEK 100,000; the Chairman of
       the Audit Committee is to receive additional
       remuneration of SEK 125,000; and the remuneration
       to the Auditor to be paid as charged

12.    Re-elect Messrs. Rolf Borjesson, Soren Gyll,              Mgmt          For                            For
       Tom Hedelius, Leif Johansson, Sverker Martin-Lof,
       Anders Nyren and Barbara Milian Thoralfsson
       and elect Mr. Jan Johansson as the Directors;
       and elect Mr. Sverker Martin-Lof as the Chairman
       of the Board of Directors

13.    Re-elect the Registered Accounting Firm PricewaterhouseCoopersMgmt          For                            For
       AB, for the time up to and including the AGM
       of 2012

14.    Approve that the Nomination Committee of the              Mgmt          For                            For
       AGM in 2009  be composed by the Representatives
       of the, no less than 4 and no more than 6,
       largest shareholders in terms of voting rights
       listed in the shareholders' register maintained
       by VPC as of 29 AUG 2008, and the Chairman
       of the Board of Directors

15.    Adopt the specified guidelines for remuneration           Mgmt          For                            For
       for the Senior Management

16.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA HANDELSBANKEN AB, STOCKHOLM                                                         Agenda Number:  701500628
--------------------------------------------------------------------------------------------------------------------------
    Security:  W90937181                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SE0000193120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger as the Chairman of the               Mgmt          For                            For
       AGM

3.     Approve the list of the voters                            Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to countersign the minutes              Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly called

7.     Receive the annual accounts and the Auditors'             Mgmt          For                            For
       report, as well as the consolidated annual
       accounts and the Auditor's report for the group,
       for 2007; in connection with this: receive
       the past year's work by the Board and its Committees;
       a speech by the Group Chief Executive, and
       any questions from shareholders to the Board
       and Senior Management of the Bank; and the
       audit work during 2007

8.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

9.     Declare a dividend of SEK 13.50 per share, SEK            Mgmt          For                            For
       5 of which being an extra dividend, and that
       Monday, 28 APR be the record day for the receiving
       of dividends; if the meeting resolves in accordance
       with the resolution, VPC expects to distribute
       the dividend on Friday, 02 May 2008

10.    Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board and the Group Chief Executive
       for the period referred to in the financial
       reports

11.    Authorize the Board of Directors, during the              Mgmt          For                            For
       period until the AGM in 2009, to resolve on
       the acquisition of a maximum of 20 million
       Class A and/or shares and divestment of all
       the Bank's own Class A and/or B shares with
       the right to deviate from the shareholders'
       preferential rights

12.    Approve that the Bank, in order to facilitate             Mgmt          For                            For
       its securities operations, shall have the right
       to acquire its own class A and/or class B shares
       for the Bank's trading book, during the period
       until the AGM in 2009, pursuant to Chapter
       7, Section 6 of the Swedish Securities Market
       Act [2007:528], on condition that its own shares
       in the trading book shall not at any time exceed
       2% of all shares in the Bank; the aggregated
       holding of own shares must at no time exceed
       10% of the total number of shares in the Bank

13.    Approve to reduce the share capital by SEK 22,218,000     Mgmt          For                            For
       through cancellation without repayment of 4,830,000
       shares held by the Bank

14.    Approve, by means of a bonus issue, to increase           Mgmt          For                            For
       the Bank's share capital by SEK 31,173,473.10
       by means of transfer of SEK 31,173,473.10 from
       its unrestricted share capital without the
       issuing of new shares

15.    Approve the establishment of a convertible bond           Mgmt          For                            For
       programme for the Group employees on the specified
       terms

16.    Approve that the Board comprise of an unchanged           Mgmt          For                            For
       number [13] of Members

17.    Appoint 2 registered Auditing Companies as the            Mgmt          For                            For
       Auditors for the period until the end of the
       AGM to be held in 2012

18.    Approve to determine fees for the Board Members           Mgmt          For                            For
       and the Auditors as follows: SEK 1,350,000
       [1,200,000] to the Chairman, SEK 675,000 [600,000]
       to each of the two Vice Chairmen, and SEK 450,000
       [400,000] to each of the remaining Members;
       for Committee work, SEK 250,000 [200,000] to
       each Member of the Credit Committee, SEK 100,000
       [75,000] to each Member of the Remuneration
       Committee, SEK 175,000 [150,000] to the Chairman
       of the Audit Committee, and SEK 125,000 [100,000]
       to the remaining Members of the Audit Committee;
       that the Members who are employees of the Bank
       shall not receive a fee; and that the remuneration
       to the Auditors is to be approved on account

19.    Re-elect Messrs. Pirkko Alitalo, Jon Fredrik              Mgmt          For                            For
       Baksaas, Ulrika Boethius, Par Boman, Tommy
       Bylund, Goran Ennerfelt, Lars O. Gronstedt,
       Sigrun Hjelmquist, Hans Larsson, Fredrik Lundberg,
       Sverker Martin-Lof, Anders Nyren and Bente
       Rathe as the Members of the Board and appoint
       Mr. Lars O. Gronstedt as the Chairman of the
       Board

20.    Re-elect the registered Auditing Companies KPMG           Mgmt          For                            For
       Bohlins AB and Ernst & Young AB; these Companies
       have announce that, subject to the AGM adopting
       the resolution, KPMG Bohlins shall appoint
       Mr. Stefan Holmstrom [authorized public accountant]
       as the Auditor-in-charge and Ernst & Young
       AB will appoint Mr. Erik Astrom [authorized
       public accountant] as the Auditor-in-charge

21.    Approve that the guidelines for remuneration              Mgmt          For                            For
       based on fixed salaries and pension benefits
       approved by the 2007 AGM shall be applied for
       the Senior Management

22.    Amend Section 3 of the Articles of Association            Mgmt          For                            For
       as specified

23.    Approve the forms for appointing a Nomination             Mgmt          For                            For
       Committee for the AGM in 2009 on terms which
       are unchanged from the previous year

24.    Appoint KPMG Bohlins AB as the Auditors in 3              Mgmt          For                            For
       foundations and their associated Management

25.1   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve the granting of loans to carry out
       a development plan for the Municipality of
       Landskrona

25.2   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve the allocation of SEK 100 million of
       the Bank's profits for 2007 to an institute,
       mainly funded by the private sector, named
       "The institute for integration and growth in
       Landskrona"

25.3   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve the granting of loans for activities
       aimed at preventing/limiting the process of
       segregation in western Scania [Skane] through
       the purchase of real estate

25.4   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve the allcocation of SEK 2 million of
       the Bank's profits for this year to be used
       for work to prevent crime in Landskrona

26.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA KULLAGERFABRIKEN SKF AB, GOTEBORG                                                   Agenda Number:  701492578
--------------------------------------------------------------------------------------------------------------------------
    Security:  W84237143                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  SE0000108227
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect Mr. Anders Scharp as the Chairman of the            Mgmt          For                            For
       AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to verify the minutes                   Mgmt          For                            For

6.     Approve whether the meeting has been duly convened        Mgmt          For                            For

7.     Receive the annual report and the audit report            Mgmt          For                            For
       as well as the consolidated accounts and audit
       report for the Group

8.     Address by the President                                  Mgmt          For                            For

9.     Adopt the income statement, the balance sheet             Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Approve a dividend for the FY 2007 of SEK 5.00            Mgmt          For                            For
       per share and that the shareholders with holdings
       recorded on 21 APR 2008 be entitled to receive
       the dividend; subject to approval by the AGM
       in accordance with this resolutions, it is
       expected that VPC will distribute the dividend
       on 24 APR 2008

11.    Grant discharge of the Board Members and the              Mgmt          For                            For
       President from liability

12.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 10 without Deputy Members

13.    Approve to determine the fees for the Board               Mgmt          Against                        Against
       of Directors as follows: a firm allotment of
       SEK 3,500,000, to be distributed with SEK 900,000
       to the Chairman of the Board of Directors and
       with SEK 325,000 to each of the other Board
       Members elected by the AGM and not employed
       by the Company; a variable allotment corresponding
       to the value, calculated as below of 3,200
       Company shares of series B to be received by
       the Chairman and 1,200 shares of series B to
       be received by each of the other Board Members;
       and an allotment for committee work of SEK
       675,000 to be divided with SEK 150,000 to the
       Chairman of the Audit Committee, with SEK 100,000
       to each of the other Members of the Audit Committee
       and with SEK 75,000 to each of the Members
       of the Remuneration Committee; a prerequisite
       for obtaining an allotment is that the Board
       Member is elected by the Annual General Meeting
       and not employed by the Company

14.    Re-elect Messers. Vito H. Baumgartner, Ulla               Mgmt          For                            For
       Litzen, Clas Ake Hedstrom, Tom Johnstone, Winnie
       Kin Wah Fok, Leif Ostling, Hans-Olov Olsson
       and Lena Treschow Torell as the Board Members
       and elect Mr. Peter Grafoner and Mr. Lars Wedenborn
       as the new Members and elect Mr. Leif Ostling
       as the Chairman of the Board of Directors

15.    Approve that the Auditors be paid for the work            Mgmt          For                            For
       performed as invoiced

16.    Approve the specified principles for remuneration         Mgmt          For                            For
       of SKF Group Management

17.    Approve the introduction of a performance share           Mgmt          For                            For
       programme for the Senior Managers and key employees

18.A   Approve that the quota value of the share [the            Mgmt          For                            For
       share capital divided by the number of shares]
       be changed by way of a so called share split,
       so that each share be divided into two shares
       [of the same series] of which one is to be
       named redemption share in the VPC system and
       be redeemed in the manner described under Resolution
       18.B; and the record day at VPC AB [the Swedish
       Central Security Depository] for implementation
       of the share split is set to 09 MAY 2008; after
       the implementation of the share split, the
       number of shares in the Company will increase
       from 455,351,068 to 910,702,136, each share
       with a quota value of SEK 1.25

18.B   Approve to reduce the share capital of the Company        Mgmt          For                            For
       for repayment to the shareholders by SEK 569,188,835
       [the reduction amount] by way of redemption
       of 455,351,068 shares, each share with a quota
       value of SEK 1.25, whereby redemption of redemption
       shares of series A and series B respectively
       is to be in proportion to the number of shares
       of each series by the time of the record day
       for the redemption shares; the shares that
       are to be redeemed are the shares which, after
       implementation of the share split in accordance
       with Resolution 18.A, are named redemption
       shares in the VPC System, whereby the record
       day for the right to receive redemption shares
       according to Resolution 18.A is to be 09 MAY
       2008

18.C   Approve that the Company's share capital be               Mgmt          For                            For
       increased by way of a bonus issue, by SEK 569,188,835
       to SEK 1,138,377,670 by a transfer of SEK 569,188,835
       from the non-restricted equity; no new shares
       are to be issued in connection with the increase
       of the share capital; and authorize the Company's
       Chief Executive Officer to make the small adjustments
       of the resolution pursuant to Resolutions 18A-C
       that may be required in connection with the
       registration of the resolutions by the Swedish
       Companies Registration Office or VPC AB

19.    Authorize the Board of Directors to, until the            Mgmt          For                            For
       next AGM, to decide upon the repurchase of
       the Company's own shares; the shares may be
       repurchased by transactions on the OMX Nordic
       Exchange Stockholm; repurchase may be decided
       so that the Company's holding of own shares,
       at any given time, amount to a maximum of 5
       % of all shares issued by the Company; a repurchase
       on the OMX Nordic Exchange Stockholm may only
       be made within the band of prices applying
       on the exchange, this band of prices pertains
       to the range between the highest purchase price
       and the lowest selling price; a repurchase
       shall be made in accordance with the provisions
       concerning the purchase of a Company's own
       shares in the Listing Agreement with the OMX
       Nordic Exchange Stockholm; the shares shall
       be paid in cash and repurchase of shares may
       be made on 1 or more occasions

20.    Approve the resolution regarding the Nomination           Mgmt          For                            For
       Committee




--------------------------------------------------------------------------------------------------------------------------
 SWEDBANK AB                                                                                 Agenda Number:  701512976
--------------------------------------------------------------------------------------------------------------------------
    Security:  W9423X102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SE0000242455
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and address by the Chair           Mgmt          For                            For

2.     Elect the Chair of the Board of Directors as              Mgmt          For                            For
       the Chair of the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Appoint 2 persons to verify the minutes                   Mgmt          For                            For

6.     Approve to decide whether the meeting has been            Mgmt          For                            For
       properly convened

7.     Receive the annual report of the Board of Directors       Mgmt          For                            For
       and the consolidated accounts for the FY 2007;
       address by the CEO; receive the Auditor's reports
       for the Bank and the Group for the FY 2007

8.     Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet of the Bank and the consolidated
       profit and loss account and consolidated balance
       sheet for the FY 2007

9.     Approve a dividend of SEK 9 per share and the             Mgmt          For                            For
       record date as 30 APR 2008; with this record
       date the dividend is expected to be paid through
       VPC on 06 MAY 2008

10.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer
       from liability

11.    Approve to determine the number of Directors              Mgmt          For                            For
       at 8

12.    Approve the fees to be paid to the Directors              Mgmt          For                            For
       as follows: SEK 1,350,000 to the Chair, SEK
       675,000 to the Deputy Chair and SEK 400,000
       to each of the other Directors; each Director
       being a Member of the Credit Committee be paid
       a fee of SEK 250,000, the Director being the
       Chair of the Audit Committee be paid a fee
       of SEK 175,000 and each of the other Directors
       being Members of said Committee be paid a fee
       of SEK 125,000, respectively; each Director
       being a Member of the Remuneration Committee
       be paid a fee of SEK 100,000; that the Chair
       of the Board of Directors shall receive, in
       addition to the fees as set out above, a salary
       increase of SEK 100,000 as of 01 JAN 2008 so
       that the annual pension qualifying salary after
       said increase is SEK 3,075,000; and the Auditor's
       fees be payable as invoiced

13.    Elect Ms. Helle Kruse Nielsen as a new Member             Mgmt          For                            For
       of the Board of Directors and re-elect Messrs.
       Gail Buyske, Simon F. D. Ellis, Ulrika Francke,
       Berith Hagglund-Marcus, Goran Johnsson, Anders
       Nyblom and Carl Eric Stalberg as the Members
       of the Board of Directors; and Mr. Carl Eric
       Stalberg as the Chair of the Board

14.    Approve the decision on the Nomination Committee          Mgmt          For                            For

15.    Approve to resolve that the Bank, during the              Mgmt          For                            For
       period until the AGM in 2009, be permitted
       to acquire its own shares through its securities
       operations in accordance with the Securities
       Market Act up to a number that at any given
       time does not exceed 1% of the Bank's shares
       outstanding; the price of shares acquired in
       this manner shall correspond to the current
       market price at the time

16.    Authorize the Board, for the period until the             Mgmt          For                            For
       AGM in 2009, to decide to acquire the Bank's
       own shares, in addition to what is stated in
       Resolution 15, on 1 or more occasions primarily
       as follows: acquisitions may only be made through
       purchase on OMX Nordic Exchange Stockholm and
       may not result in that the Bank's total holdings
       of its own shares, excluding shares acquired
       pursuant to Resolution 15, at any given time
       amounts to more than 5% of the total number
       of the shares in the Bank; the price shall
       lie within the interval between the highest
       buying rate and the lowest selling rate officially
       quoted for shares in the Bank at the time of
       acquisition

17.    Approve to decide on the principles of remuneration       Mgmt          For                            For
       for the top Executives

18.A   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve that the Bank, together with the other
       3 major Swedish Banks, grants loans in the
       total amount of SEK 8 billion to a fund, foundation
       or limited liability Company with the working
       name 'Landskrona Rekonstruktion' for the implementation
       of a development plan for the Landskrona municipality

18.B   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve that the Bank grants loans in the total
       amount of SEK 100 million to a legal entity
       in which Mr. Tommy Jonasson has a decisive
       influence and whose operations, through the
       purchase of real estate, shall be to prevent/limit
       the segregation process in Western Skane

18.C   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve to decide to allocate SEK 100 million
       of the profit for 2007 to a primarily business
       funded 'Institute for integration and growth
       in Landskrona', which through research and
       field work shall prevent i.a. segregation,
       xenophobia and poverty with the goal to create
       economical growth

18.D   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve to decide to allocate SEK 2 million
       of the profit for 2007 to be used for crime
       prevention measures in Landskrona, which amount
       shall be administered by and used according
       to instructions from inter alia Mr. Tommy Jonasson

19.    Other business                                            Non-Voting

20.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701532548
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y83310105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare the final dividends                               Mgmt          For                            For

2.A    Re-elect Mr. M Cubbon as a Director                       Mgmt          Against                        Against

2.B    Re-elect Mr. Baroness Dunn as a Director                  Mgmt          Against                        Against

2.C    Re-elect Mr. C Lee as a Director                          Mgmt          For                            For

2.D    Re-elect Mr. M C C Sze as a Director                      Mgmt          For                            For

2.E    Re-elect Mr. T G Freshwater as a Director                 Mgmt          For                            For

2.F    Re-elect Mr. M Leung as a Director                        Mgmt          For                            For

2.G    Re-elect Mr. A N Tyler as a Director                      Mgmt          Against                        Against

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period to make on-market share
       repurchases [within the meaning of the code
       on share repurchases] up to 10 % of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share of any class so
       allotted [or so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5% of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SWISS LIFE HOLDING, ZUERICH                                                                 Agenda Number:  701534162
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7354Q135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0014852781
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 439005, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive 2007 annual report, reports of the statutory      Mgmt          For                            For
       Auditors and the Group Auditors

2.1    Approve the appropriation of profit                       Mgmt          For                            For

2.2    Approve to reduce the share capital by repayment          Mgmt          For                            For
       of par value; amend the Articles of Association

3.     Ratify the actions of the Members of the Board            Mgmt          For                            For
       of Directors

4.     Approve the share buy-back programme                      Mgmt          For                            For

5.1    Amend the Clause 1 of the Articles of Association         Mgmt          For                            For
       [Company name]

5.2    Amend the Clause 8.2, paragraph 1 of the Articles         Mgmt          For                            For
       of Association [voting rights representation]

6.1    Re-elect Mr. Gerold Buehrer to the Board of               Mgmt          For                            For
       Directors

6.2    Re-elect Mr. Paul Embrechts to the Board of               Mgmt          For                            For
       Directors

6.3    Re-elect Mr. Franziska Tschudi to the Board               Mgmt          For                            For
       of Directors

6.4    Elect Mr. Rolf Doerig to the Board of Directors           Mgmt          For                            For

7.     Elect the Statutory Auditors and the Group Auditors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SWISS REINS CO                                                                              Agenda Number:  701506377
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84046137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  CH0012332372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440791, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual and consolidated        Mgmt          For                            For
       financial statements for the 2007 FY

2.     Approve the allocation of disposable profit               Mgmt          For                            For

3.     Grant discharge of the Board of Directors and             Mgmt          For                            For
       the Executive Committee

4.     Approve the cancellation of shares bought back            Mgmt          For                            For
       and reduction of share capital

5.1    Amend the Articles of Association by the addition         Mgmt          For                            For
       of the Company's legal form

5.2    Amend the Articles of Association regarding               Mgmt          For                            For
       the 3 year term of office for the Members of
       the Board of Directors

5.3    Amend the Articles of Association regarding               Mgmt          For                            For
       the distribution of 20% of the years profit
       to the statutory reserve fund

6.1.1  Re-elect Mr. Rajna Gibson B Randon as a Director          Mgmt          For                            For

6.1.2  Re-elect Mr. Kaspar Villiger as a Director                Mgmt          For                            For

6.1.3  Elect Mr. Raymond K. F. Chien as a Director               Mgmt          For                            For

6.1.4  Elect Mr. Mathis Cabiallavetta as a Director              Mgmt          For                            For

6.2    Re-elect PricewaterhouseCoopers AG as the Auditors        Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SWISSCOM AG, ITTIGEN                                                                        Agenda Number:  701507355
--------------------------------------------------------------------------------------------------------------------------
    Security:  H8398N104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0008742519
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438503, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, annual financial               Mgmt          For                            For
       statement of Swisscom Ltd. and consolidated
       financial statements for the FY 2007, and the
       reports of the Statutory and Group Auditors

2.     Approve the appropriation of retained earnings            Mgmt          For                            For
       and declaration of dividends of CHF 20 per
       share

3.     Grant discharge of the members of the Board               Mgmt          For                            For
       of Directors and the Group Executive Board

4.     Approve the capital reduction of CHF 3.3 million          Mgmt          For                            For
       via the cancellation of 3.3 million repurchased
       shares

5.1    Amend Clause 3.5 of the Articles of Incorporation         Mgmt          For                            For

5.2    Amend Clause 6.1.3 of the Articles of Incorporation       Mgmt          For                            For

5.3    Amend Clauses 5.1 B, 5.5 Sentence 1, 6.2.3 J              Mgmt          For                            For
       and 8 of the Articles of Incorporation

5.4    Amend Clause 7 Paragraph 2 of the Articles of             Mgmt          For                            For
       Incorporation

6.1    Re-elect Dr. Anton Scherrer as a Chairman of              Mgmt          For                            For
       the Board of Directors

6.2    Re-elect Ms. Catherine Muehle Mann as a Member            Mgmt          For                            For
       of the Board of Directors

6.3    Re-elect Mr. Hugo Gerber as a Member of the               Mgmt          For                            For
       Board of Directors

7.     Elect KPMG AG as the Statutory Auditors                   Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SYMBION HEALTH LTD                                                                          Agenda Number:  701400979
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8804R103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000SYB3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Non-Voting
       the Company for the YE 30 JUN 2007 and the
       reports of the Directors and the Auditors

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

3.     Re-elect Mr. Paul McClintock as a Director,               Mgmt          For                            For
       who retires in accordance with Rules 35(c)
       and (g) of the Company's Constitution

4.     Re-elect Mr. Jim Hall as a Director, who retires          Mgmt          For                            For
       in accordance with Rules 35(c) and (g) of the
       Company's Constitution

5.     Elect Dr. Christine Bennett as a Director, who            Mgmt          For                            For
       retires in accordance with Rules 35(a) and
       (b) of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 SYMBION HEALTH LTD                                                                          Agenda Number:  701405599
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8804R103                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000SYB3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Approve, pursuant to, and in accordance with,             Mgmt          For                            For
       Section 411 of the Corporations Act, the Scheme
       of Arrangement proposed between Symbion Health
       and the holders of its ordinary shares, as
       specified, [with or without modification as
       approved by the Supreme Court if Victoria]




--------------------------------------------------------------------------------------------------------------------------
 SYMBION HEALTH LTD                                                                          Agenda Number:  701405602
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8804R103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000SYB3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon the              Mgmt          For                            For
       DSPA Completion [as defined in the Diagnostics
       Transaction Implementation Deed], the reduction
       in the share capital of Symbion Health by the
       in specie distribution of the New Healthscope
       shares issued and allotted to Symbion Health
       on DSPA Completion [as defined in the Diagnostics
       Transaction Implementation Deed] which are
       not to be distributed pursuant to the Diagnostics
       Transaction Dividend, to each holder of ordinary
       shares in Symbion Health as at 7.00 pm on the
       Diagnostics Record Date, in proportion to the
       number of ordinary shares held by such holders
       on the Diagnostics Record Date, with fractional
       entitlements of 0.5 or more to be rounded up,
       and less than 0.5 to be rounded down to the
       nearest whole number, pursuant to Section 256C(1)
       of the Corporations Act 2001 [Cth]

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Resolution 1, that Symbion Health: transfer
       to the Nominee the New Healthscope shares which,
       pursuant to Resolution 1, would otherwise be
       required to distribute to holders of ordinary
       shares in Symbion Health who are ineligible
       overseas shareholders; and procure that as
       soon as reasonably practicable and in any event
       not more than 15 business days after the Diagnostics
       completion date: a] the Nominee: sells on the
       financial market conducted by ASX all of the
       New Healthscope shares so transferred to the
       Nominee in such a manner, at such price and
       on such other terms as the Nominee determines
       in good faith; or if the Nominee believes that
       the process referred to point A above is not
       appropriate in the circumstances, the Nominee
       undertakes such other sale process that the
       Nominee believes will maximize the price at
       which the New Healthscope shares will be sold;
       and b] remits to Symbion Health the proceeds
       of sale; and promptly after the last such sale
       of New Healthscope shares by the Nominee, pay
       to each ineligible overseas shareholder the
       proportion of the net proceeds of sale so received
       by Symbion Health to which that ineligible
       overseas shareholder is entitled [being the
       number of Symbion Health shares held by that
       ineligible overseas shareholder at the Diagnostics
       Record Date divided by the total number of
       Symbion Health shares held by all ineligible
       overseas shareholders as at the Diagnostics
       Record Date multiplied by the net proceeds
       of sale]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION 1. PLEASE NOTE THAT THE
       NEW CUT-OFF IS 23 NOV 2007. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SYMBION HEALTH LTD                                                                          Agenda Number:  701413837
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8804R103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000SYB3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial assistance by Symbion               Mgmt          For                            For
       Health to Lantern in Connection with the Acquisition
       of Symbion Health Shares by Lantern




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG, BASEL                                                                          Agenda Number:  701504246
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84140112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440959, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the annual           Mgmt          For                            For
       financial statements, the compensation report
       and the Group consolidated financial statements
       for the year 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Committee

3.     Approve the reduction of share capital by cancellation    Mgmt          For                            For
       of repurchased shares

4.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit 2007 and dividend decision

5.     Approve a share repurchase program                        Mgmt          For                            For

6.A    Re-elect Mr. Martin Taylor to the Board of Directors      Mgmt          For                            For

6.B    Re-elect Mr. Peter Thompson to the Board of               Mgmt          For                            For
       Directors

6.C    Re-elect Mr. Rolf Watter to the Board of Directors        Mgmt          For                            For

6.D    Re-elect Mr. Felix A. Weber to the Board of               Mgmt          For                            For
       Directors

6.E    Elect Mr. Michael Mack to the Board of Directors          Mgmt          For                            For

7.     Ratify Ernst Young AG as the Auditors for fiscal          Mgmt          For                            For
       year 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SYNTHES INC                                                                                 Agenda Number:  701506644
--------------------------------------------------------------------------------------------------------------------------
    Security:  87162M409                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  US87162M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456487 DUE TO RECEIPT OF DIRECTORS NAMES
       AND CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Report on the business year 2007                          Non-Voting

2.     Guest Speaker Dr. Gianluca Maestretti, Freiburger         Non-Voting
       Spital

3.     Approve the report on the FY, the annual accounts         Mgmt          For                            For
       and the consolidated accounts for 2007

4.     Receive the report on the dividend approved               Non-Voting
       by the Board of Directors

5.A    Re-elect Dr. Roland Broenimann to the Board               Mgmt          For                            For
       of Directors

5.B    Re-elect Mr. Robert Bland to the Board of Directors       Mgmt          For                            For

5.C    Elect Mr. Amy Wyss to the Board of Directors              Mgmt          For                            For

6.     Ratify the selection of Ernst + Young as the              Mgmt          For                            For
       Auditors for 2008

7.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 T&D HOLDINGS, INC.                                                                          Agenda Number:  701615417
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86796109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3539220008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 T.E.R.N.A.- RETE ELETTRICA NAZIONALE SPA, ROMA                                              Agenda Number:  701487680
--------------------------------------------------------------------------------------------------------------------------
    Security:  T9471R100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Apr-2008
        ISIN:  IT0003242622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2008 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of Auditors and Audit firm
       report, adjournment thereof, consolidated financial
       statements at 31 DEC 2007

2.     Approve the allocation of profits                         Mgmt          For                            For

3.     Approve to determine the Board of Directors               Mgmt          For                            For
       components

4.     Approve to determine the Board of Directors               Mgmt          For                            For
       term

5.     Appoint Board of Directors Members                        Mgmt          Against                        Against

6.     Appoint the Board of Directors Chairman                   Mgmt          For                            For

7.     Approve to determine the Board of Directors               Mgmt          For                            For
       Emoluments

8.     Appoint the Board of Auditors Members                     Mgmt          For                            For

9.     Approve to determine the regular Auditors Emoluments      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TABCORP HLDGS LTD                                                                           Agenda Number:  701381460
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8815D101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Nov-2007
        ISIN:  AU000000TAH8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and of the Auditor in respect
       of the YE 30 JUN 2007

2.a    Re-elect Mr. John Story as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution of the Company

2.b    Elect Mr. John O'Neill as a Director of the               Mgmt          For                            For
       Company

3.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] in respect of the
       YE 30 JUN 2007

4.     Approve to grant 100,000 share rights to the              Mgmt          For                            For
       Managing Director and Chief Executive Officer
       of the Company, Mr. Elmer Funke Kupper, under
       the Tabcorp Long Term Performance Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 TAIHEIYO CEMENT CORPORATION                                                                 Agenda Number:  701615289
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7923L110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3449020001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAISEI CORPORATION                                                                          Agenda Number:  701607713
--------------------------------------------------------------------------------------------------------------------------
    Security:  J79561130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3443600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAISHO PHARMACEUTICAL CO.,LTD.                                                              Agenda Number:  701623008
--------------------------------------------------------------------------------------------------------------------------
    Security:  J79819108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3442800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions                Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TAKASHIMAYA COMPANY,LIMITED                                                                 Agenda Number:  701559227
--------------------------------------------------------------------------------------------------------------------------
    Security:  J81195125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  JP3456000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKATA CORPORATION                                                                          Agenda Number:  701637401
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8124G108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3457000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                       Agenda Number:  701610380
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8129E108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3463000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors

7.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 TAKEFUJI CORPORATION                                                                        Agenda Number:  701621597
--------------------------------------------------------------------------------------------------------------------------
    Security:  J81335101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3463200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 TALISMAN ENERGY INC                                                                         Agenda Number:  701513358
--------------------------------------------------------------------------------------------------------------------------
    Security:  87425E103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CA87425E1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report and the consolidated            Non-Voting
       financial statements of the Company for the
       YE 31 DEC 2007 together with the report of
       the Auditor thereon

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS. THANK YOU."

1.1    Elect Mr. Douglas D. Baldwin as a Director for            Mgmt          For                            For
       the ensuing year

1.2    Elect Mr. William R.P. Dalton as a Director               Mgmt          For                            For
       for the ensuing year

1.3    Elect Mr. Kevin S. Dunne as a Director for the            Mgmt          For                            For
       ensuing year

1.4    Elect Mr. Jhon A. Manzoni as a Director for               Mgmt          For                            For
       the ensuing year

1.5    Elect Mr. Lawrence G. Tapp as a Director for              Mgmt          For                            For
       the ensuing year

1.6    Elect Mr. Stella M. Thompson as a Director for            Mgmt          For                            For
       the ensuing year

1.7    Elect Mr. Jhon D. Watson as a Director for the            Mgmt          For                            For
       ensuing year

1.8    Elect Mr. Robert G. Welty as a Director for               Mgmt          For                            For
       the ensuing year

1.9    Elect Mr. Charles R. Williamson as a Director             Mgmt          For                            For
       for the ensuing year

1.10   Elect Mr. Charles W. Wilson as a Director for             Mgmt          For                            For
       the ensuing year

2.     Re-appoint Ernst & Young LLP, Chartered Accountants       Mgmt          For                            For
       as the Auditor of the Company for the ensuing
       year

3.     Approve the continuation of the company's shareholder     Mgmt          For                            For
       plan as specified

       Tansact any other business                                Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TAYLOR WIMPEY PLC, SOLIHULL WEST MIDLANDS                                                   Agenda Number:  701492097
--------------------------------------------------------------------------------------------------------------------------
    Security:  G86954107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  GB0008782301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' reports and accounts               Mgmt          For                            For

2.     Approve the dividend                                      Mgmt          For                            For

3.     Elect Mr. Peter Redferm as a Director                     Mgmt          For                            For

4.     Elect Mr. Baroness Dean of Thomlon-le-Fylde               Mgmt          For                            For
       as a Director

5.     Elect Mr. Anthony Reading as a Director                   Mgmt          For                            For

6.     Elect Mr. Ian Sutcliffe as a Director                     Mgmt          For                            For

7.     Elect Mr. David Williams as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Peter Johnson as a Director                  Mgmt          For                            For

9.     Re-elect Mr. Andrew Dougal as a Director                  Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

11.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.12   Approve to dis-apply Pre-Emption rights                   Mgmt          For                            For

S.13   Authorize the Company to make market purchase             Mgmt          For                            For
       of its shares

14.    Approve the Directors' remuneration report                Mgmt          For                            For

15.    Grant authority the political expenditure                 Mgmt          For                            For

16.    Adopt the Taylor Wimpey Performance Share Plan            Mgmt          For                            For

S.17   Adopt the Taylor Wimpey Share Option Plan                 Mgmt          For                            For

S.18   Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TDK CORPORATION                                                                             Agenda Number:  701615493
--------------------------------------------------------------------------------------------------------------------------
    Security:  J82141136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3538800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Issuance of Stock Acquisition Rights as Stock             Mgmt          For                            For
       Option Scheme for Stock Compensation-Type Plan
       for Corporate Officers

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 TECHNIP (EX-TECHNIP-COFLEXIP), PARIS                                                        Agenda Number:  701493239
--------------------------------------------------------------------------------------------------------------------------
    Security:  F90676101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  FR0000131708
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 MAY 2008 AT 1000 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented
       and showing income of EUR 91,495,476.38

2.     Approve the income for the FY is of EUR 91,495,476.38     Mgmt          For                            For
       the distributable income of EUR 102,167,617.06
       considering the available retained earnings
       of EUR 10,672,140.68 and the other reserves
       are of EUR 141,967,742.71, dividends: EUR 125,144,539.20
       (EUR 102,167,617.06 will be deducted from the
       distributable income and EUR 22,976,922.14
       from the other reserves account) in the event
       that the company holds some of its own shares
       on the day the dividend is paid, the sums of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account;
       the shareholders will receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40% deduction provided by the French tax
       code; this dividend will be paid in cash on
       13 MAY 2008, authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities; as required by law

3.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Articles L.225.38
       and sequence of the French commercial code,
       and approve the said report and the new agreement
       referred to therein

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225.38
       and sequence of the French commercial code,
       approves the agreement entered into and which
       remained in force during the FYE 31 DEC 2007

6.     Approve to resolve the award total annual fees            Mgmt          For                            For
       of EUR 3,75,000.00 to the Board of Directors,
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

7.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below maximum purchase
       price EUR 80.00, maximum number of shares to
       be acquired 10% of the share capital; it supersedes
       any and all earlier authorizations to the same
       effect and, especially, the authorization granted
       by the extraordinary shareholders' meeting
       of 27 APR 2007 in its Resolution Number 18,
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires after the 18
       months]

8.     Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing shares,
       in favor of the Employees or the Corporate
       Officers of the Company techno [the Company]
       and related Companies, they may not represent
       more than 1% of the share capital; to take
       all necessary measures and accomplish all necessary
       formalities; [Authority expires after 24 months]

9.     Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing shares,
       in favor of the Chairman and Managing Director
       of Technip, Corporate officer of the Company,
       they may not represent more than 0.03% of the
       share capital, to take all necessary measures
       and accomplish all necessary formalities; [Authority
       expires after 24 months]

10.    Authorize the Board of Directors to proceed,              Mgmt          For                            For
       in 1 or more transactions, in favor of employees
       of Technip [the Company] and Corporate officers
       of related Companies, with the allocation of
       options giving the right to purchase existing
       shares purchased by the Company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       1% of the share capital; it supersedes any
       and all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 24 months]

11.    Authorize the Board of Directors to proceed,              Mgmt          For                            For
       in 1 or more transactions, in favor of the
       Chairman and Managing Director of Technip [Corporate
       officer of the Company], with the allocation
       of options giving the right to purchase existing
       shares purchased by the Company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       0.10% of the share capital; it supersedes any
       and all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       after 24 months]

12.    Approve to grant full powers to the bearer of             Mgmt          For                            For
       an original, a copy or extract of the minutes
       of this meeting to carry out all filings, publications
       and other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TECK COMINCO LTD                                                                            Agenda Number:  701508523
--------------------------------------------------------------------------------------------------------------------------
    Security:  878742204                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CA8787422044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Messrs. M.M. Ashar, J.B. Aune, J.H. Bennett,        Mgmt          For                            For
       H.J. Bolton, Norman B. Keevil, Norman B. Keevil
       III, T. Kuriyama, D.R. Lindsay, T. Mochihara,
       D.G. Pannell, J.G. Rennie, W.S.R. Seyffert,
       K.E. Steeves and C.M.T. Thompson as the Directors

2.     Approve PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Board to fix their remuneration

3.     Adopt the new general By-Law No.1                         Mgmt          For                            For

4.     Adopt the By-Law No.2                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEIJIN LIMITED                                                                              Agenda Number:  701598104
--------------------------------------------------------------------------------------------------------------------------
    Security:  J82270117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3544000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 TELE2 AB                                                                                    Agenda Number:  701541799
--------------------------------------------------------------------------------------------------------------------------
    Security:  W95878117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  SE0000314312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect Mr. Martin Borresen, Lawyer, as the Chairman        Mgmt          For                            For
       of the Meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect one or two persons to check and verify              Mgmt          For                            For
       the minutes

5.     Approve to determine whether the meeting had              Mgmt          For                            For
       been duly convened

6.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report and the consolidated financial statements
       and the Auditors' report on the consolidated
       financial statements

7.     Adopt the income statements and balance sheet             Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

8.     Approve an ordinary dividend of SEK 3.15 per              Mgmt          For                            For
       share and an extra dividend of SEK 4.70 per
       share, in total SEK 7.85 per share; the record
       date is to be 19 MAY 2008

9.     Grant discharge of liability of the Directors             Mgmt          For                            For
       of the Board and the Chief Executive Officer

10.    Approve that the Board of Directors shall consist         Mgmt          For                            For
       of 8 Directors without Alternate Directors

11.    Approve that the remuneration to the Board of             Mgmt          For                            For
       Directors [including remuneration for the work
       in the Committees of the Board of Directors],
       for the period until the close of the next
       AGM, be a total of SEK 4,975,000, of which
       SEK 1,200,000 shall be allocated to the Chairman
       of the Board and SEK 450,000 to each of the
       other Directors; for work within the Audit
       Committee SEK 200,000 shall be allocated to
       the Chairman and SEK 100,000 to each of the
       members and for work within the Remuneration
       Committee SEK 50,000 shall be allocated to
       the Chairman and SEK 25,000 to each of the
       members; and that the remuneration to the Auditor
       shall be paid in accordance with an approved
       bill which specifies time, persons who worked
       and tasks performed

12.    Re-elect Messrs. Mia Brunell Livfors, Vigo Carlund,       Mgmt          For                            For
       John Hepburn, Mike Parton, John Shakeshaft,
       Cristina Stenbeck and Pelle Tornberg as the
       Directors of the Board for the period until
       the close of the next AGM; appoint Mr. Vigo
       Carlund as the Chairman of the Board of Directors;
       and approve that the Board of Directors, at
       the Constituent Board Meeting, appoint a Remuneration
       Committee and an Audit Committee within the
       Board of Directors

13.    Appoint Deloitte AB as the Auditor with the               Mgmt          For                            For
       Authorized Public Accountant Mr. Jan Berntsson
       as the main responsible Auditor, for a period
       of 4 years

14.    Approve the procedure of the Nomination Committee         Mgmt          For                            For

15.    Approve the specified guidelines for determining          Mgmt          For                            For
       remuneration for the Senior Executives

16.a   Adopt a Performance Based Incentive Programme             Mgmt          For                            For
       [the "Plan"] as specified

16.b   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to increase the Company's share
       capital by not more than SEK 1,062,500 by the
       issue of not more than 850,000 Class C shares,
       each with a ratio value of SEK 1.25; with disapplication
       of the shareholders' preferential rights, Nordea
       Bank AB [publ] shall be entitled to subscribe
       for the new Class C shares at a subscription
       price corresponding to the ratio value of the
       shares

16.c   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to repurchase its own Class C
       shares; the repurchase may only be effected
       through a public offer directed to all holders
       of Class C shares and shall comprise all outstanding
       Class C shares; the purchase may be effected
       at a purchase price corresponding to not less
       than SEK 1.25 and not more than SEK 1.35; payment
       for the Class C shares shall be made in cash

16.d   Approve that Class C shares that the Company              Mgmt          For                            For
       purchases by virtue of the authorization to
       repurchase its own shares in accordance with
       Resolution 16.C, following reclassification
       into Class B shares, may be transferred to
       participants in accordance with the terms of
       the Plan

17.    Authorize the Board of Directors to pass a resolution,    Mgmt          For                            For
       on one or more occasions, for the period up
       until the next AGM, on purchasing so many Class
       A and/or Class B shares that the Company's
       holding does not at any time exceed 10 % of
       the total number of shares in the Company.;
       the purchase of shares shall take place on
       the OMX Nordic Exchange Stockholm and may only
       occur at a price within the share price interval
       registered at that time, where share price
       interval means the difference between the highest
       buying price and lowest selling price; and
       to pass a resolution, on one or more occasions,
       for the period up until the next AGM, on transferring
       the Company's own Class A and/or Class B shares
       on the OMX Nordic Exchange Stockholm or in
       connection with an acquisition of companies
       or businesses; the transfer of shares on the
       OMX Nordic Exchange Stockholm may only occur
       at a price within the share price interval
       registered at that time; the authorization
       includes the right to resolve on disapplication
       of the preferential rights of shareholders
       and that payment shall be able to be made in
       other forms than cash

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELECOM CORPORATION OF NEW ZEALAND LTD                                                      Agenda Number:  701355580
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q89499109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  NZTELE0001S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors to fix the Auditors               Mgmt          For                            For
       remuneration

2.     Re-elect Mr. W. Boyd as a Director                        Mgmt          For                            For

3.     Re-elect Mr. M. Tyler as a Director                       Mgmt          For                            For

4.     Re-elect Mr. R. Spithill as a Director                    Mgmt          For                            For

5.     Re-elect Mr. M. Horn as a Director                        Mgmt          For                            For

6.     Amend the constitution of the Company by inserting        Mgmt          For                            For
       Clause below for the period until 01 JUL 2010:
       a Managing Director of the Company who is resident
       in New Zealand and not a New Zealand citizen
       shall not be counted for the purposes of the
       calculations in Clause 67

7.     Elect Mr. P. Reynolds as a Director                       Mgmt          For                            For

8.     Approve to issue Mr. P. Reynolds upto 7,50,000            Mgmt          For                            For
       ordinary shares during period to 03 OCT 2010
       under Performance Incentive Scheme

9.     Approve to issue Mr. P. Reynolds upto 17,50,000           Mgmt          For                            For
       rights under Performance Incentive Scheme




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA SPA                                                                          Agenda Number:  701512508
--------------------------------------------------------------------------------------------------------------------------
    Security:  T92778108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Apr-2008
        ISIN:  IT0003497168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 APR 08 (AND A THIRD CALL ON 14 APR 08).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statements for the YE               Mgmt          For                            For
       31 DEC 2007; related and consequent resolutions

O.2    Appoint the Board of Directors; related and               Mgmt          Against                        Against
       consequent resolutions

O.3    Approve the Stock Option Plan reserved to the             Mgmt          For                            For
       Company's Executive Directors, and authorize
       to purchase and dispose of treasury shares;
       related and consequent resolutions

E.1    Amend the following Articles of the Company's             Mgmt          For                            For
       ByLaws: 9 [Board of Directors]; 17 [Board of
       Auditors]; and 18 [shareholders meeting]

       Investors can access the official announcements           Non-Voting
       of this meeting via the following link:
       http://www.telecomitalia.com/cgibin/tiportale/
       TIPortale/ep/contentView.dochannelId=12845&LANG=
       EN&contentId
       =31954&programId=28840&programPage=2Fep2FTIinvestitori2Feditorial_assemblee.jsp&tabId=5&pageTypeId=-8662&
contentType=EDITORIAL
       PLEASE NOTE IF YOU WOULD LIKE TO VOTE FOR
       THE DIRECTOR SLATES INDIVIDUALLY PLEASE CONTACT
       YOUR BROADRIDGE CLIENT SERVICE REPRESENTATIVE.




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA S A                                                                              Agenda Number:  701508725
--------------------------------------------------------------------------------------------------------------------------
    Security:  879382109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Examination and approval, if appropriate, of              Mgmt          For                            For
       the Individual Annual Accounts, of the Consolidated
       Financial Statements and of the Management
       Report of Telefonica, S.A. and its Consolidated
       Group of Companies, as well as of the proposed
       allocation of profits/lossed of Telefonica,
       S.A. and of the management of its Board of
       Directors, all with respect to the Fiscal Year
       2007.

II.1   Re-election of Mr. Jose Fernando de Almansa               Mgmt          For                            For
       Moreno-Barreda to the Board of Directors.

II.2   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Jose Maria Abril Perez to the Board of Directors.

II.3   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Francisco Javier de Paz Mancho to the Board
       of Directors.

II.4.  Ratification of the interim appointment of Ms.            Mgmt          For                            For
       Maria Eva Castillo Sanz to the Board of Directors.

II.5.  Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Luiz Fernando Furlan to the Board of Directors.

III.   Authorization to acquire the Company's own shares,        Mgmt          For                            For
       either directly or through Group Companies.

IV.    Reduction of the share capital through the cancellation   Mgmt          For                            For
       of shares of treasury stock, excluding creditors'
       right to object, and amendment of the article
       of the By-Laws relating to the share capital.

V.     Appointment of the Auditors of the Company for            Mgmt          For                            For
       the Fiscal Year 2008.

VI.    Delegation of powers to formalize, interpret,             Mgmt          For                            For
       cure and carry out the resolutions adopted
       by the shareholders at the General Shareholders'
       Meeting.




--------------------------------------------------------------------------------------------------------------------------
 TELEKOM AUSTRIA AG, WIEN                                                                    Agenda Number:  701544074
--------------------------------------------------------------------------------------------------------------------------
    Security:  A8502A102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  AT0000720008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

1.     Approve the presentation of the annual report             Mgmt          For                            For
       and the reports of the Management Board and
       the Supervisory Board

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Managing Board and             Mgmt          For                            For
       the Supervisory Board for the FY 2007

4.     Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

5.     Elect the Supervisory Board                               Mgmt          For                            For

6.     Elect the Auditors for the FY 2007                        Mgmt          For                            For

7.     Approve the report of the Management Board on             Mgmt          For                            For
       purchase, amount and use of the shares

8.     Authorize the Board of Directors to purchase              Mgmt          For                            For
       Company shares in a range from 9 to 30 AUR
       per share within the next 18 months and authorize
       the Directors to; a) use own shares of the
       Company; b) use own shares for the convertible
       bonds; c) use own shares as consideration for
       the acquisition of Companies and enterprises;
       d) to decrease the principal by collection
       up to 46 Million of own shares without face
       amount, up to EUR 100.326.000 according point
       65; e) to sell own shares according point 65
       by the market or by a public offer and to sell
       also off-market within the nest 5 years




--------------------------------------------------------------------------------------------------------------------------
 TELENOR ASA, FORNEBU                                                                        Agenda Number:  701553819
--------------------------------------------------------------------------------------------------------------------------
    Security:  R21882106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  NO0010063308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the notice of the AGM                             Mgmt          For                            For

2.     Elect a representative to sign the minutes of             Mgmt          For                            For
       the AGM together with the Chairman of the meeting

3.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for the FY 2007 and a dividend of NOK 3.40
       per share

4.     Approve the remuneration to the Company's Auditor         Mgmt          For                            For

5.     Receive the information on and vote on the Board's        Mgmt          For                            For
       declaration regarding the determination of
       salary and other remuneration to the Senior
       Management, pursuant to Section 6-16A in the
       Act relating to public limited companies

6.     Approve the reduction of the share capital by             Mgmt          For                            For
       cancellation of own shares as well as redemption
       of shares owned by the Kingdom of Norway through
       the Ministry of Trade and Industry and reduction
       of share premium reserve

7.     Approve the reduction of share premium reserve            Mgmt          For                            For
       through transfer to other equity

8.     Authorize the Board to acquire own shares                 Mgmt          For                            For

9.     Elect one new Member to the Election Committee            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION FRANCAISE 1 SA TF1, BOULOGNE BILLANCOURT                                         Agenda Number:  701483606
--------------------------------------------------------------------------------------------------------------------------
    Security:  F91255103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  FR0000054900
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors; approve the Company's financial
       statements for the YE 2007, as presented accordingly,
       grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.2    Receive the reports of the Board of Directors,            Mgmt          For                            For
       the Chairman of the Board of Directors and
       the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code; and approve said
       report and the agreements referred to therein

O.4    Approve, the available profits are of EUR 302,803,577.81  Mgmt          For                            For
       [net income of 203,747,737.59 and retained
       earnings of EUR 99,055,840.22], the recommendations
       of the Board of Directors and resolves that
       the income for the FY be appropriated as follows:
       to the 'other reserves': EUR 15,999,105.58;
       dividends: EUR 181,398,918.20; the balance
       of EUR 105,405,554.03 to the retained earnings,
       the share holders will receive a net dividend
       of EUR 0.85 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 30 APR
       2008; the dividends accruing to the Company'
       s own shares, shall be allocated to the retained
       earnings account as required by Law

O.5    Ratify the cooptation of Mr. Nonce Paolini as             Mgmt          Against                        Against
       a Director, to replace Mr. Philippe Montagner
       who resigned, for the remainder of Mr. Philippe
       Montagner's term of office, i.e. until the
       shareholders' meeting called to approve the
       financial statements for the FY 2008

O.6    Ratify the cooptation of the Societe Francaise            Mgmt          Against                        Against
       DE Participation ET DE Gestion ,(SEPG), represented
       by Mr. Philippe Montagner, as a Director, to
       replace Mr. Etienne Mougeotte who resigned,
       for the remainder of Mr. Etienne Mougeotte's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2008

O.7    Ratify the co-optation of the Company Bouygues,           Mgmt          Against                        Against
       represented by Mr. Philippe Marien as a Director,
       to replace Mr. Olivier Poupart Lafarge who
       resigned, for the remainder of Olivier Poupart
       Lafarge's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2008

O.8    Approve to renew the appointment of Mr. Alain             Mgmt          Against                        Against
       Pouyat as a Director for a 2-year period

O.9    Approve the names of the Managing Members of              Mgmt          For                            For
       the Works Committee, their election and appointment
       as Managing Members of the Works Committee
       for a 2 year period

O.10   Appoint the Cabinet KPMG SA as the Statutory              Mgmt          For                            For
       Auditor, to replace the Cabinet Salustro Reydel
       who resigned, for the remainder of the Cabinet
       Salustro Reydel's term of office, i.e. until
       t he shareholders' meeting called to approve
       the financial statements for the FY 2010

O.11   Appoint Mr. Bertrand Vialatte as a Deputy Auditor,        Mgmt          For                            For
       to replace Mr. Michel Savioz who resigned,
       for the remainder of Mr. Michel Savioz's term
       of office, i.e. until the shareholders' meeting
       called to approve the financial statements
       for the FY 2010

O.12   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described: maximum purchase
       price: EUR 35.00, minimum sale price EUR 13.00,
       maximum number of shares to be acquired: 10%
       of the share capital, i. e. 21,341,049 shares,
       maximum funds invested in the share buybacks:
       EUR 960,347,214. 00; [Authority expires at
       the next general meeting, which will deliberate
       upon the annual financial statements for FY
       2008]; it supersedes the part unused of any
       and all earlier authorizations to the same
       effect; and to take all necessary measures
       and accomplish al l necessary formalities

E.13   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority ends at the end of an 18
       month period] and to take all necessary measures
       and accomplish all necessary formalities

E.14   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in 1 or more issues, with the issuance of equity
       warrants [with waiver of shareholders' pre
       emptive rights] in the event of a public exchange
       offer concerning the shares of the Company,
       and to increase the capital by a maximum nominal
       value of EUR 100,000,000.00, this amount shall
       not count against the overall ceiling set forth
       in Resolution No. 18 of the combined shareholders'
       meeting of 17 APR 2007; and to take all necessary
       measures and accomplish all necessary formalities;
       this delegation supersedes any and all earlier
       delegations to the same effect

E.15   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, with waiver of shareholders' pre-emptive
       rights in favour of the employees and or the
       corporate officers of TF1 and related Companies;
       they may not represent more than 10% of the
       share capital [the amount of t he capital increase
       resulting from the issuance of the shares shall
       not count against the ceiling set forth in
       Resolution No 18 of the Combined Shareholders'
       Meeting of 17 APR 2007 and not against the
       other ceilings set forth by the Combined Shareholders'
       Meeting of 17 APR 2007]; [Authority expires
       at the end of an 38 month period]; it supersedes
       the part unused of any and all earlier authorizations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors, for an 18               Mgmt          Against                        Against
       month period, to make use, in the event of
       a public offer concerning the Company's shares,
       of the delegations and authorizations granted
       by the Combined Shareholders' Meeting of 17
       APR 2007, to increase the share capital within
       the conditions set forth in Resolutions No.
       18, 19, 20, 21, 22, 23, 24 and 26 of the above
       mentioned shareholders' meeting

E.17   Authorize the bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 TELIASONERA AB, STOCKHOLM                                                                   Agenda Number:  701469745
--------------------------------------------------------------------------------------------------------------------------
    Security:  W95890104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  SE0000667925
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       Opening of the AGM                                        Non-Voting

1.     Elect Mr. Sven Unger as the Chairman of the               Mgmt          For                            For
       meeting

2.     Elect 2 persons to check the meeting minutes              Mgmt          For                            For
       along with the Chairperson

3.     Approve the voting register                               Mgmt          For                            For

4.     Adopt the agenda                                          Mgmt          For                            For

5.     Approve to confirm that the meeting has been              Mgmt          For                            For
       duly and properly convened

6.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report, the consolidated financial statements
       and the Group Auditor's report for 2007; speech
       by President Mr. Lars Nyberg in connection
       herewith and a description of the Board of
       Directors work during 2007

7.     Adopt the income statement, the balance sheet,            Mgmt          Abstain                        Against
       the consolidated income statement and the consolidated
       balance sheet for 2007

8.     Approve the dividend of SEK 4.00 per share be             Mgmt          For                            For
       distributed to the shareholders and that 03
       APR 2008 be set as the record date for the
       dividend; if the AGM adopts this, it is estimated
       that disbursement from VPC AB will take place
       on 08 APR 2008

9.     Grant discharge to the Members of the Board               Mgmt          Abstain                        Against
       of Directors and the President from personal
       liability towards the Company for the administration
       of the Company in 2007

10.    Approve the number of Board Members at 7 and              Mgmt          For                            For
       with no Deputy Board Members

11.    Approve the remuneration to the Board of Directors,       Mgmt          For                            For
       until the next AGM, be SEK 1,00,000 [earlier
       900,000] to the Chairman, SEK 425,000 [earlier
       400,000] to each other Board Member elected
       by the AGM; the Chairman of the Board's Audit
       Committee would receive remuneration of SEK
       150,000 and other Members of the Audit Committee
       receive SEK 100,000 each and the Chairman of
       the Board's Remuneration Committee receive
       SEK 40,000 and other Members of the Remuneration
       Committee receive SEK 20,000 each

12.    Re-elect Messrs. Maija-Liisa Friman, Conny Karlsson,      Mgmt          For                            For
       Lars G. Nordstrom, Timo Peltola, Jon Risfelt,
       Caroline Sundewall and Tom von Weymarn; and
       the election will be preceded by information
       from the Chairperson concerning positions held
       in other Companies by the candidates

13.    Elect Mr. Tom von Weymarn as the Chairman of              Mgmt          For                            For
       the Board of Directors

14.    Approve the number of Auditors and Deputy Auditors        Mgmt          For                            For
       shall be 1, until the end of the AGM 2011

15.    Approve the remuneration to the Auditors shall            Mgmt          For                            For
       be paid as per invoice

16.    Re-elect PricewaterhouseCoopers as a Auditors             Mgmt          For                            For
       and the Deputy Auditors, until the end of the
       AGM 2011

17.    Elect Messrs. Viktoria Aastrup, [Swedish state],          Mgmt          For                            For
       Markku Tapio [Finnish state], K.G. Lindvall
       [ Swedbank Robur funds], Lennart Ribohn [SEB
       funds] as the Nomination Committee and Mr.
       Tom von Weymarn as the Chairman of the Board
       of Directors

18.    Approve the guiding principle is that remuneration        Mgmt          For                            For
       and other terms of employment for the Executives
       shall be competitive in order to assure that
       TeliaSonera can attract and retain competent
       Executives; the total remuneration package
       shall consist of fixed salary, variable components
       of annual variable salary and long term variable
       compensation, pension and other benefits; the
       fixed salary levels shall be set and reviewed
       on an individual basis and shall be aligned
       with the salary levels in the market in which
       the Executive in question is employed; the
       annual variable salary shall be defined in
       a plan for a set period with set precise targets
       that promotes TeliaSonera's business goals,
       the level of the annual variable salary may
       vary between Executives and can not exceed
       50% of the fixed annual salary; TeliaSonera
       does presently not have any stock related long
       term variable compensation program; Pension
       plans shall follow local market practice and,
       if possible, the defined contribution system
       shall be used for newly appointed Executives;
       the contract with Executives shall require
       a period of at least 6 months from the employee
       and maximum 12 months [6 month for the Chief
       Executive Officer] from the Company with respect
       to resignation or termination of employment,
       upon termination by the Company, the Executive
       shall be entitled to severance pay equal to
       his fixed monthly salary for a period of maximum
       12 months [24 months for the Chief Executive
       Officer]; other benefits shall be competitive
       in the local market; and the Board of Directors
       may allow minor deviations on an individual
       basis from this Remuneration Policy

       Closing of the AGM                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TELSTRA CORP LTD                                                                            Agenda Number:  701371279
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8975N105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  AU000000TLS2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman and CEO presentations                            Non-Voting

2.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2007

3.     Receive the Company's financial statements and            Non-Voting
       reports for the YE 30 JUN 2007

4.     Appoint Ernst & Young as the Auditor of the               Mgmt          For                            For
       Company

5.     Approve, in accordance with Rule 24.1 of the              Mgmt          For                            For
       Company's Constitution, to increase the maximum
       aggregate remuneration payable from the Company
       to Non-Executive Directors of the Company for
       their services as Directors including their
       service on a Committee of the Directors, by
       AUD 1,000,000 to a maximum sum of AUD 3,000,000
       per annum

6.     Acknowledge the retirement of Ms. Belinda Hutchinson,     Non-Voting
       who is not seeking re-election




--------------------------------------------------------------------------------------------------------------------------
 TELUS CORP                                                                                  Agenda Number:  701559417
--------------------------------------------------------------------------------------------------------------------------
    Security:  87971M103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA87971M1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. R. H. (Dick) Auchinleck as a Director           Mgmt          For                            For

1.2    Elect Mr. A. Charles Baillie as a Director                Mgmt          For                            For

1.3    Elect Mr. Micheline Bouchard as a Director                Mgmt          For                            For

1.4    Elect Mr. R. John Butler as a Director                    Mgmt          For                            For

1.5    Elect Mr. Brian A. Canfield as a Director                 Mgmt          For                            For

1.6    Elect Mr. Pierre Y. Ducros as a Director                  Mgmt          For                            For

1.7    Elect Mr. Darren Entwistle as a Director                  Mgmt          For                            For

1.8    Elect Mr. Ruston E. T. Goepel as a Director               Mgmt          For                            For

1.9    Elect Mr. John S. Lacey as a Director                     Mgmt          For                            For

1.10   Elect Mr. Brian F. Macneill as a Director                 Mgmt          For                            For

1.11   Elect Mr. Ronald P. Triffo as a Director                  Mgmt          For                            For

1.12   Elect Mr. Donald Woodley as a Director                    Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       for the ensuing year and authorize the Directors
       to fix their remuneration

3.     Amend the Company's Shareholder Rights Plan               Mgmt          For                            For

4.     Amend the TELUS Management Share Option Plan              Mgmt          For                            For
       regarding plan amendment procedures and the
       number of shares issued and issuable to insiders

5.     Amend the TELUS Management Share Option Plan              Mgmt          For                            For
       to permit unissued shares to be returned to
       the reserve cash settlement

6.     Amend the outstanding Share Option Plans to               Mgmt          For                            For
       extend options that the expire during a blackout
       period




--------------------------------------------------------------------------------------------------------------------------
 TERUMO CORPORATION                                                                          Agenda Number:  701610950
--------------------------------------------------------------------------------------------------------------------------
    Security:  J83173104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3546800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TESCO PLC, CHESHUNT                                                                         Agenda Number:  701645965
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87621101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  GB0008847096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 490252. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the FYE 23 FEB 2008

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the FYE 23 FEB 2008

3.     Declare a final Dividend of 7.7 pence per share           Mgmt          For                            For
       recommended by the Directors

4.     Re-elect Mr. Charles Allen as a Director                  Mgmt          For                            For

5.     Re-elect Dr. Harald Einsmann as a Director                Mgmt          For                            For

6.     Re-elect Mr. Rodney Chase as a Director                   Mgmt          For                            For

7.     Re-elect Ms. Karen Cook as a Director                     Mgmt          For                            For

8.     Re-elect Sir Terry Leahy as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Tim Mason as a Director                      Mgmt          For                            For

10.    Reappoint PricewaterhouseCoopers LLP as the               Mgmt          For                            For
       Auditors of the Company, to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

11.    Approve to determine the remuneration of PricewaterhouseCoopersMgmt          For                            For
       LLP by the Directors

12.    Authorize the Director, in accordance with Section        Mgmt          For                            For
       80 of the Companies Act 1985 (the Act), to
       allot relevant securities [as defined in Section
       80(2) of the Act] of the Company up to an aggregate
       nominal amount of GBP 130.8 million [which
       is equal to approximately 33% of the current
       issued share capital of the Company] [Authority
       expires on 27 JUN 2013]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Directors, subject to and conditional       Mgmt          For                            For
       on the passing of Resolution 12 pursuant to
       Section 95 of the Act to allot equity securities,
       for cash pursuant to the authority given to
       the Directors, for the purposes of Section
       80 of the Act, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue; b) up to an aggregate nominal amount
       of GBP 19.6 million; Subsections 94(2) to 94(7)
       of the Act apply for the interpretation of
       this resolution and this power applies in relation
       to a sale of shares which is included as an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if all references
       in this resolution to any such allotment included
       any such sale and as if in the first paragraph
       of the resolution the words pursuant to the
       authority conferred on the Directors for the
       purposes of Section 80 of the Act were omitted
       in relation to such sale; [Authority expires
       the earlier of the conclusion of the Company's
       next AGM or 15 months from the date of the
       passing of this resolution]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of maximum number
       of ordinary shares up to 784.8 million shares
       of 5p each in the capital of the Company, at
       a minimum price of 5p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the 5 business days immediately
       preceding the purchase date; and the amount
       stipulated by article 5(1) of the Buy-back
       and stabilization regulation 2003; and [Authority
       expires the earlier of the close next AGM of
       the Company or 15 months from the date of this
       resolution is passed]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

15.    Authorize the Company and all Companies, in               Mgmt          For                            For
       accordance with Section 366 of the New Act,
       that are its subsidiaries at anytime during
       the period for which this resolution: [a] make
       donations to political parties and / or independent
       election candidates, not exceeding GBP 100,000
       in total; [b] make political donations to political
       organizations, other than political parties,
       not exceeding GBP 100,000 in total; [c] incur
       political expenditure not exceeding GBP 100,000
       in total, during the period beginning with
       the date of the passing of this resolution
       and ending on the date of the Company's next
       AGM; for the purpose of this resolution the
       terms political donations, political expenditure,
       independent election candidates, political
       parties and political organization shall have
       the meaning given by part 14 of the New Act

S.16   Adopt, with immediate effect, the Articles of             Mgmt          Against                        Against
       Association of the Company, in substitution
       for, and to the exclusion of the existing Articles
       of Association of the Company; subject to the
       passing of Resolution 16(a) and with effect
       from 00.01am on 01 OCT 2008 or such later time
       at which Section 175 of the New Act shall be
       brought into force, the New Articles of Association
       of the Company adopted pursuant to Resolution
       16(a) by the deletion of Article 91 and the
       insertion of New Articles 91 and 92, and the
       remaining Articles be numbered and the deletion
       of Article 99 and the insertion of New Article
       100, as specified

S.17   Approve the Company's Animal Welfare Policy               Shr           Against                        For
       endorses the Five Freedoms concept proposed
       by the Farm Animal Welfare Council [FAWC],
       being: 1) Freedom from Hunger and Thirst; 2)
       Freedom from Discomfort; 3) Freedom from Pain,
       injury or Disease; 4) Freedom to Express Normal
       Behaviour; 5) Freedom from Fear and Distress;
       and acknowledge the study published in FEB
       2008 by Knowles, TG et al and funded by the
       UK Department of Environment, Food and Rural
       Affairs, entitled Leg Disorders in Broiler
       Chickens: Prevalence, Risk Factors and Prevention
       and noting that the Company's order, stock
       and sale of standard intensive broiler chickens
       endorses and/or contributes to an average of
       27.6% of birds having poor locomotion and 3.3%
       being almost unable to walk at an average age
       of 40 days notwithstanding a culling process;
       the Company sets a commitment within a fair
       time frame to take appropriate measures to
       ensure that chickens purchased for sale by
       the Company are produced in systems capable
       of providing the Five Freedoms




--------------------------------------------------------------------------------------------------------------------------
 THALES, NEUILLY SUR SEINE                                                                   Agenda Number:  701510213
--------------------------------------------------------------------------------------------------------------------------
    Security:  F9156M108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000121329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the FYE in 31 DEC
       2007, in the form presented to the meeting
       and showing net profit [group share] of EUR
       887,400,000.00

O.2    Receive and approve the reports of the Board              Mgmt          For                            For
       of Directors and the Auditors, the company's
       financial statements for the FY in 31 DEC 2007,
       as presented and showing net book profits of
       EUR 529,400,0 00.00, the expenses and charges
       that were not tax deductible

O.3    Approve the distributable income [i.e. the income         Mgmt          For                            For
       for the FY of EUR 529,391,700.25 decreased
       by the appropriation to the legal reserve of
       EUR 7,898,075.60 and increased by the retained
       earnings of EUR 170,353,038.47] amounts to
       EUR 691,846,663.12 and resolves to appropriate
       it as follows: dividends: EUR 198,333,366.00
       the balance of EUR 493,513,297.12 to the retained
       earning, the shareholders will receive a net
       dividend of EUR 1.00 per share, and will entitle
       to the 40% deduction provided by the French
       Tax Code, this dividend will be paid on 02
       JUN 2008, the sums of the unpaid dividends
       on the shares held by the Company, shall be
       allocated to the retained earnings account,
       as required by law

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.42.1 of
       the French Commercial Code, approves the agreement
       authorized by the Board of Directors, related
       to the indemnities to be due to Mr. Denis Ranque
       in the event of its retirement as a Corporate
       Officer

O.5    Ratify the cooptation of Mr. Bernard Retat as             Mgmt          For                            For
       a Director 'Outside Status', to replace Mr.
       Henri Proglio, for the remainder of Mr. Henri
       Proglio's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE in 31 DEC 2009

O.6    Ratify the cooptation of Mr. Robert Brunck as             Mgmt          For                            For
       a Director 'Outside Status', to replace Mr.
       Henri Proglio, for the remainder of Mr. Bernard
       Retat's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE in 31 DEC 2009

O.7    Approve the proposal of the 'Public Sector'               Mgmt          For                            For
       to renews the appointment of Mr. Francois Bujo
       N De L'estang as a Director for a 6 year period

O.8    Approve the proposal of the 'Public Sector'               Mgmt          For                            For
       to renews the appointment of Mr. Didier Lombard
       as a Director for a 6 year period

O.9    Appoingt Mr. Jozef Cornu as a Director, for               Mgmt          For                            For
       a 6 year period on the proposal of the 'Industrial
       Partnership'

O.10   Approve the proposal of the 'Industrial Partnership'      Mgmt          For                            For
       to renews the appointment of Mr. Serge Tchuruk
       as a Director for a 6 year period

O.11   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 50.00, minimum sale price:
       EUR 25.00, maximum number of shares to be acquired:
       10% of the share capital, [i.e. 19,833,366
       shares], maximum funds invested in the share
       buybacks: EUR 991,668,300.00; [Authority is
       given for an 18 month period], it supersedes
       the authorization granted by the shareholders'
       meeting of 16 MAY 2007, to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       it being provided that the options shall not
       give rights to a total number of shares, which
       shall exceed 5,000,000; approve to cancel the
       shareholders' preferential subscription rights
       in favour of the Employees or the Corporate
       Officers of the Company and related Companies;
       [Authority is granted for a 38 month period],
       it supersedes the delegation granted by the
       shareholders' meeting of 17 MAY 2005, authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       90,000,000.00, by issuance, with preferred
       subscription rights maintained, of shares of
       the Company as well as securities giving access
       to the capital, the maximum nominal amount
       of debentures securities which may be issued
       shall not exceed EUR 1,500,000,000.00; [Authority
       is granted for a 26 month period], it supersedes
       any and all earlier delegations to the same
       effect and set forth by the shareholder s'
       meeting of 15 MAY 2006, to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       90,000,000.00, by issuance, with cancellation
       of preferential subscription rights, of shares
       of the Company as well as securities giving
       access to the capital, the maximum nominal
       amount of debenture securities which may be
       issued shall not exceed EUR 1,500,000,000.00;
       [Authority is granted for a 26 month period],
       it supersedes any and all earlier delegations
       to the same effect and set forth by the shareholders'
       meeting of 15 MAY 2006, to take all necessary
       measures and accomplish all necessary formalities

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of an issue of shares or securities giving
       access to the capital with or without preferential
       subscription right of shareholders, at the
       same price as the initial issue, within 30
       days of the closing of the subscription period
       and up to a maximum of 15% of the initial issue,
       the par value of capital increase to be carried
       out by virtue of the present delegation shall
       count against the overall par value set forth
       in Resolutions 13 and 14, the par value of
       debenture securities issues giving access to
       the capital, carried out by virtue of the present
       delegation shall count against the overall
       par value set forth in Resolutions 13 and 14;
       [Authority is granted for a 26 month period]

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing Company's shares or securities
       giving access to the capital of other Companies,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital of other Companies; [Authority is granted
       for a 26 month period], and to take all necessary
       measures and accomplish all necessary formalities

E.17   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to the capital increases to be carried out
       with the use of the delegations given by Resolutions
       13, 14, 15 and 16 shall not exceed EUR 150,000,000.00,
       the issues of debenture securities to be carried
       out with the use of the delegations given by
       Resolutions 13, 14, 1 5 and 16 shall not exceed
       EUR 2,000,000,000.00

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, by way of issuing capital
       securities or securities giving access to share
       capital, in favour of Employees and Ex Employees
       of the Company, who are Members of a Company
       savings plan, approve decides to cancel the
       shareholders' preferential subscription rights
       in favour of the beneficiaries above mentioned;
       [Authority is given for a 26 month period]
       and for a nominal amount that shall not exceed
       EUR 18,000,000.00, it supersedes any and all
       earlier delegations to the same effect and
       set forth by the shareholders' meeting of 15
       MAY 2006, to take all necessary measures and
       accomplish all necessary formalities, to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to one-tenth
       of the new capital after each increase

E.19   Amend Article Nr. 10 of the By Law                        Mgmt          For                            For

O.20   Approve to award total annual fees to the control         Mgmt          For                            For
       agents from EUR 550,000.00 to EUR 600,000.00

O.21   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 THE 77 BANK,LTD.                                                                            Agenda Number:  701608397
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71348106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3352000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF KYOTO,LTD.                                                                      Agenda Number:  701613110
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03990108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3251200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.     Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

4.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors

5.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF YOKOHAMA,LTD.                                                                   Agenda Number:  701613108
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04242103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3955400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Retirement Allowance for Retiring  Directors,     Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 THE CARPHONE WAREHOUSE GROUP PLC, LONDON                                                    Agenda Number:  701643478
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5344S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  GB0008787029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU                Non-Voting

1.     Approve the sale as specified substantially               Mgmt          Against                        Against
       on the terms and subject to the conditions
       of the sale and purchase agreement described
       in the Circular [the sale agreement]; authorize
       the Directors of the Company to take all such
       steps as they consider to effect the Sale and
       Sale Agreement and to waive, amend, vary, revise
       or extend [as specified], any of such terms
       and conditions as they may consider to be appropriate

2.     Approve the ownership agreements as specified             Mgmt          Against                        Against
       substantially on the terms and conditions of
       the shareholders' agreement as specified and
       authorize the Directors of the Company to take
       all such steps as they consider to effect the
       ownership Agreement and shareholders' Agreement
       and to waive, amend, vary, revise or extend
       [as specified], any of such terms and conditions
       as they may consider to be appropriate




--------------------------------------------------------------------------------------------------------------------------
 THE CHIBA BANK,LTD.                                                                         Agenda Number:  701615607
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05670104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3511800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE CHUGOKU BANK,LIMITED                                                                    Agenda Number:  701622789
--------------------------------------------------------------------------------------------------------------------------
    Security:  J07014103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3521000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED                                             Agenda Number:  701621080
--------------------------------------------------------------------------------------------------------------------------
    Security:  J07098106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3522200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System  for Directors
       and Auditors, and Payment of Bonus to the Family
       of a Deceased  Director

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Shareholder's Proposal: Amend Articles to add             Shr           Against                        For
       provisions about preventing     global warming

8      Shareholder's Proposal: Amend Articles to require         Shr           Against                        For
       promotion of natural energy sources

9      Shareholder's Proposal: Amend Articles to abolish         Shr           Against                        For
       use of nuclear power

10     Shareholder's Proposal : Amend Articles to establish      Shr           Against                        For
       a committee to oversee   and control inappropriate
       behaviour by company employees

11     Shareholder's Proposal: Amend Articles to abolish         Shr           Against                        For
       retirement bonus system

12     Shareholder's Proposal: Remove Directors Fukuda,          Shr           Against                        For
       Yamashita and Hayashi




--------------------------------------------------------------------------------------------------------------------------
 THE DAIEI,INC.                                                                              Agenda Number:  701574851
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08946196                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3480200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE FURUKAWA ELECTRIC CO.,LTD.                                                              Agenda Number:  701610405
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16464117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3827200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE GUNMA BANK,LTD.                                                                         Agenda Number:  701623680
--------------------------------------------------------------------------------------------------------------------------
    Security:  J17766106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3276400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HACHIJUNI BANK,LTD.                                                                     Agenda Number:  701623313
--------------------------------------------------------------------------------------------------------------------------
    Security:  J17976101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3769000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Board Size                      Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 THE HIROSHIMA BANK,LTD.                                                                     Agenda Number:  701635659
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03864105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3797000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE IYO BANK,LTD.                                                                           Agenda Number:  701638960
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25596107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3149600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE JOYO BANK,LTD.                                                                          Agenda Number:  701623678
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28541100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3394200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

2.5    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED                                              Agenda Number:  701633009
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30169106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3228600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3      Shareholder's Proposal: Approve Appropriation             Shr           Against                        For
       of Retained Earnings

4      Shareholder's Proposal : Remove a Director                Shr           Against                        For

5      Shareholder's Proposal : Amend Articles to Abolish        Shr           Against                        For
       Use of Reprocessed Spent   Nuclear Fuel

6      Shareholder's Proposal : Amend Articles to Disclose       Shr           For                            Against
       Each Director's           Compensation and
       Bonus

7      Shareholder's Proposal : Amend Articles to Establish      Shr           Against                        For
       a Committee to Proceed   with Shutdown of Aging
       Nuclear Facilities

8      Shareholder's Proposal : Amend Articles to Establish      Shr           Against                        For
       a Committe to Disclose   Seismic Assessment
       on the Plants

9      Shareholder's Proposal : Amend Articles to Establish      Shr           Against                        For
       a Committe to Prevent    From Nuclear  Nonproliferation

10     Shareholder's Proposal : Amend Articles to Execute        Shr           Against                        For
       Operations Based On CSR In Order To Prevent
       Global Warming, etc.

11     Shareholder's Proposal : Amend Articles to Post           Shr           For                            Against
       Shareholder Meeting Minutes   on the Internet,
       Including Critical Comments

12     Shareholder's Proposal : Amend Articles to Reduce         Shr           Against                        For
       Maximum Board Size to 12

13     Shareholder's Proposal : Amend Articles to Reduce         Shr           Against                        For
       Maximum Auditors' Board     Size to 6 Including
       2 From Environmental NGOs, and the Other Similar
       Organizations

14     Shareholder's Proposal : Amend Articles to Execute        Shr           Against                        For
       Operations Based On CSR In Order To Proactively
       Prevent Global Environment

15     Shareholder's Proposal : Amend Articles to Execute        Shr           Against                        For
       Operations Based On CSR In Order To Transit
       Into a Renewable Energy Power Company

16     Shareholder's Proposal : Amend Articles to Prioritize     Shr           Against                        For
       Workers' Rights and     Those of Consumers
       and Local Residents

17     Shareholder's Proposal : Amend Articles to Prioritize     Shr           Against                        For
       Investment in           'Lifeline' Facilities
       to Create Employment




--------------------------------------------------------------------------------------------------------------------------
 THE SEIYU,LTD.                                                                              Agenda Number:  701477300
--------------------------------------------------------------------------------------------------------------------------
    Security:  J70574108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Mar-2008
        ISIN:  JP3417400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       This is the Ordinary Shareholders Meeting to              Non-Voting
       be voted on by Common shareholders, and the
       Class Stockholders Meeting to be voted by Common
       Shareholders

A.1.1  Appoint a Director                                        Mgmt          Against                        Against

A.1.2  Appoint a Director                                        Mgmt          Against                        Against

A.1.3  Appoint a Director                                        Mgmt          Against                        Against

A.1.4  Appoint a Director                                        Mgmt          Against                        Against

A.1.5  Appoint a Director                                        Mgmt          Against                        Against

A.2    Approve Reduction of Stated Capital                       Mgmt          For                            For

A.3    Approve Amend Articles to: Change 2,190M Common           Mgmt          For                            For
       Shares into Conditional Ones allowing the Company
       to Purchase the Whole Own Shares by Resolution,
       etc.

A.4    Approve Aquisition of Common and Class Shares             Mgmt          For                            For
       with Mandatory Call Options

C.1    Approve Amend Articles to: Change 2,190M Common           Mgmt          Abstain                        Against
       Shares into Conditional Ones allowing the Company
       to Purchase the Whole Own Shares by Resolution,
       etc.




--------------------------------------------------------------------------------------------------------------------------
 THE SHIZUOKA BANK,LTD.                                                                      Agenda Number:  701615455
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74444100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3351200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED                                              Agenda Number:  701613122
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77970101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3405000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE SWATCH GROUP AG, NEUENBURG                                                              Agenda Number:  701555445
--------------------------------------------------------------------------------------------------------------------------
    Security:  H83949133                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  CH0012255144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438794, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.1    Receive the 2007 annual report of the Board               Mgmt          For                            For
       of Directors

1.2    Receive the 2007 financial statements [balance            Mgmt          For                            For
       sheet, income statement and notes] and 2007consolidated
       financial statements

1.3    Receive the Statutory Auditors' report                    Mgmt          For                            For

1.4    Approve the reports and the financial statements          Mgmt          For                            For

2.     Grant discharge to the Board of Directors                 Mgmt          For                            For

3.     Approve the appropriation of the net income               Mgmt          For                            For

4.     Approve the nomination of the Statutory Auditors          Mgmt          For                            For

5.     Approve to reduce the share capital [adaptation           Mgmt          For                            For
       of Article 4 of the Statutes]




--------------------------------------------------------------------------------------------------------------------------
 THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED                                               Agenda Number:  701613184
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86914108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3585800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Appropriation of Surplus                                  Mgmt          For                            For

2.1    Election of a Director                                    Mgmt          For                            For

2.2    Election of a Director                                    Mgmt          For                            For

2.3    Election of a Director                                    Mgmt          For                            For

2.4    Election of a Director                                    Mgmt          For                            For

2.5    Election of a Director                                    Mgmt          For                            For

2.6    Election of a Director                                    Mgmt          For                            For

2.7    Election of a Director                                    Mgmt          For                            For

2.8    Election of a Director                                    Mgmt          For                            For

2.9    Election of a Director                                    Mgmt          For                            For

2.10   Election of a Director                                    Mgmt          For                            For

2.11   Election of a Director                                    Mgmt          For                            For

2.12   Election of a Director                                    Mgmt          For                            For

2.13   Election of a Director                                    Mgmt          For                            For

2.14   Election of a Director                                    Mgmt          For                            For

2.15   Election of a Director                                    Mgmt          For                            For

2.16   Election of a Director                                    Mgmt          For                            For

2.17   Election of a Director                                    Mgmt          For                            For

2.18   Election of a Director                                    Mgmt          For                            For

2.19   Election of a Director                                    Mgmt          For                            For

2.20   Election of a Director                                    Mgmt          For                            For

3.1    Election of an Auditor                                    Mgmt          For                            For

3.2    Election of an Auditor                                    Mgmt          For                            For

3.3    Election of an Auditor                                    Mgmt          For                            For

3.4    Election of an Auditor                                    Mgmt          For                            For

3.5    Election of an Auditor                                    Mgmt          For                            For

4.     Shareholders' Proposal : Appropriation of Surplus         Shr           Against                        For

5.     Shareholders' Proposal : Partial Amendments               Shr           Against                        For
       to the Articles of Incorporation (1)

6.     Shareholders' Proposal : Partial Amendments               Shr           For                            Against
       to the Articles of Incorporation (2)

7.     Shareholders' Proposal : Partial Amendments               Shr           Against                        For
       to the Articles of Incorporation (3)




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701561602
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9551M108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for YE 31 DEC 2007               Mgmt          For                            For

3.A    Re-elect Mr. Paul M. P. Chan, a retiring Director,        Mgmt          For                            For
       as a Director

3.B    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          Against                        Against
       Director, as a Director

3.C    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          Against                        Against
       Director, as a Director

3.D    Re-elect Honorable Vincent K. Fang, a retiring            Mgmt          For                            For
       Director, as a Director

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Approve, with retroactive effect from 01 JAN              Mgmt          For                            For
       2007, an increase in the rate of fee payable
       to the Chairman of the Company from HKD 90,000
       per annum to HKD 100,000 per annum, an increase
       in the rate of fee payable to each of the other
       Directors of the Company from HKD 50,000 per
       annum to HKD 60,000 per annum, and an increase
       in the rate of fee payable to each of those
       Directors of the Company who from time to time
       are also Members of the Audit Committee of
       the Company from HKD 15,000 per annum to HKD
       20,000 per annum

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

7.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options and warrants during and after the relevant
       period, not exceeding the aggregate of a) 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any share option
       scheme or similar arrangement; or iii) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 7, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 THE YOKOHAMA RUBBER COMPANY,LIMITED                                                         Agenda Number:  701628325
--------------------------------------------------------------------------------------------------------------------------
    Security:  J97536122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3955800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THOMSON CORP                                                                                Agenda Number:  701478996
--------------------------------------------------------------------------------------------------------------------------
    Security:  884903105                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CA8849031056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Plan of Arrangement [the 'Arrangement']       Mgmt          For                            For
       under Section 182 of the Business Corporations
       Act [Ontario] under which the Thomson Corporation
       will acquire Reuters Group Plc by implementing
       a dual listed Company structure, as specified




--------------------------------------------------------------------------------------------------------------------------
 THOMSON CORP                                                                                Agenda Number:  701537788
--------------------------------------------------------------------------------------------------------------------------
    Security:  884903105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA8849031056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.A.1  Elect Mr. David Thomson as a Director                     Mgmt          For                            For

1.A.2  Elect Mr. W. Geoffrey Beattie as a Director               Mgmt          For                            For

1.A.3  Elect Mr. Mary Cirillo as a Director                      Mgmt          For                            For

1.A.4  Elect Mr. Steven A. Denning as a Director                 Mgmt          For                            For

1.A.5  Elect Mr. Roger L. Martin as a Director                   Mgmt          For                            For

1.A.6  Elect Mr. Vance K. Opperman as a Director                 Mgmt          For                            For

1.A.7  Elect Mr. John M. Thompson as a Director                  Mgmt          For                            For

1.A.8  Elect Mr. Peter J. Thomson as a Director                  Mgmt          For                            For

1.A.9  Elect Mr. John A. Tory as a Director                      Mgmt          For                            For

1.B.1  Elect Mr. Niall Fitzgerald, Kbe, additionally,            Mgmt          For                            For
       if the proposed Reuters acquisition [as described
       in the accompanying Management Information
       Circular] has been completed prior to the Annual
       Meeting of shareholders,

1.B.2  Elect Mr. Tom Glocer                                      Mgmt          For                            For

1.B.3  Elect Mr. Lawton Fitt                                     Mgmt          For                            For

1.B.4  Elect Sir Deryck Maughan                                  Mgmt          For                            For

1.B.5  Elect Mr. Ken Olisa                                       Mgmt          For                            For

1.B.6  Elect Mr. Richard L. Olver                                Mgmt          For                            For

1.C.1  Elect Mr. Ron D. Barbaro, additionally, if the            Mgmt          For                            For
       proposed reuters acquistition [as described
       in the accompanying Management Information
       Circular] has not been completed prior to the
       Annual Meeting of shareholders

1.C.2  Elect Mr. Robert D. Daleo                                 Mgmt          For                            For

1.C.3  Elect Mr. Richard J. Harrington                           Mgmt          For                            For

1.C.4  Elect Mr. V. Maureen Kempston Darkes                      Mgmt          For                            For

1.C.5  Elect Mr. Michael J. Sabia                                Mgmt          For                            For

1.C.6  Elect Mr. Richard M. Thomson                              Mgmt          For                            For

2.     Appoint the PricewaterhouseCoopers LLP as the             Mgmt          For                            For
       Auditors of Thomson and, assuming the proposed
       reuteres acquisition [ as described in the
       accompanying Management Information Circular]
       has been completed prior to the Annual Meeting
       of shareholders, appoint of UK Firm of PricewaterhouseCoopers
       LLP as the Auditors of Thomson Reuters PLC
       and, in each case, authorize the Directors
       to fix the Auditors' remuneration




--------------------------------------------------------------------------------------------------------------------------
 THOMSON, BOULOGNE BILLANCOURT                                                               Agenda Number:  701546042
--------------------------------------------------------------------------------------------------------------------------
    Security:  F91823108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  FR0000184533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: income for
       the FY: EUR 409,431,322.88 the shareholders'
       meeting resolves to record the result for the
       year of EUR 409,431,322.88 as a deficit in
       retained earnings; following this appropriation,
       the retained earnings account will show a new
       balance of EUR 1,025,659,935.25 as required
       by law, it is reminded that, for the last 3
       FY's, the dividends paid, were as follows:
       EUR 0.285 for FY 2004 EUR 0. 30 for FY 2005
       EUR 0.33 for FY 2006

O.4    Appoint Mr. Francois De Carbonnel as a the Director,      Mgmt          For                            For
       to replace Mr. Christian Blanc, for the remainder
       of Mr. Christian Blanc's term of Office, approve
       the financial statements for the FY 2008

O.5    Approve to renew the appointment of Mr. Pierre            Mgmt          Against                        Against
       Lescure as the Director for a 1 year period

O.6    Approve to renew the appointment of Mr. David             Mgmt          For                            For
       Roux as the Director for a 1 year period

O.7    Approve to renew the appointment of Mr. Henry             Mgmt          For                            For
       P. Vigil as the Director for a 2 year period

O.8    Approve to renew the appointment of Mr. Didier            Mgmt          For                            For
       Lombard as the Director for a 2 year period

O.9    Approve to renew the appointment of Mr. Remy              Mgmt          For                            For
       Sautter as the Director for a 3 year period

O.10   Approve to renew the appointment of Mr. Loic              Mgmt          For                            For
       Desmouceaux as the Director for a 3 year period

O.11   Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 25.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 1,079,560,080.00; [Authority expires after
       18 month period]; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; and to take all necessary measures
       and accomplish all necessary formalities

O.12   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.13   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 3% of capital; [Authority
       expires after 38 month period]; approve to
       cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries; this
       amount shall count against the overall value
       set forth in Resolution 8 of the general shareholders
       meeting held in 15 MAY 2007; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires after 26 month period] and for a nominal
       amount that shall not exceed EUR 15,000,000.00;
       approve to cancel the shareholders' preferential
       subscription rights in favour of beneficiaries;
       this amount shall count against the overall
       value as specified in Resolution 8; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect; and to take all necessary
       measures and accompli shall necessary formalities

E.15   Amend Article 11.2 of the Bylaws                          Mgmt          For                            For

E.16   Amend Article 11.3 of the Bylaws                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THOMSON-REUTERS PLC, LONDON                                                                 Agenda Number:  701551790
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8847Z105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B29MWZ99
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. David Thomson as a Director                     Mgmt          For                            For

2.     Elect Mr. W. Geoffrey Beattie as a Director               Mgmt          For                            For

3.     Elect Mr. Niall Fitzgerald, KBE as a Director             Mgmt          For                            For

4.     Elect Mr. Tom Glocer as a Director                        Mgmt          For                            For

5.     Elect Ms. Mary Cirillo as a Director                      Mgmt          For                            For

6.     Elect Mr. Stephen A. Denning as a Director                Mgmt          For                            For

7.     Elect Mr. Lawton Fitt as a Director                       Mgmt          For                            For

8.     Elect Mr. Roger L. Martin as a Director                   Mgmt          For                            For

9.     Elect Mr. Sir Deryck Maughan as a Director                Mgmt          For                            For

10.    Elect Mr. Ken Olisa as a Director                         Mgmt          For                            For

11.    Elect Mr. Richard L. Olver as a Director                  Mgmt          For                            For

12.    Elect Mr. Vance K. Opperman as a Director                 Mgmt          For                            For

13.    Elect Mr. John M. Thompson as a Director                  Mgmt          For                            For

14.    Elect Mr. Peter J. Thomson as a Director                  Mgmt          For                            For

15.    Elect Mr. John A. Tory as a Director                      Mgmt          For                            For

16.    Appoint the Canadian firm PricewaterhouseCoopers          Mgmt          For                            For
       LLP as the Auditors of Thomson Reuters Corporation
       and ratify the appointment of the UK firm PricewaterhouseCoopers
       LLP as the Auditors of Thomson Reuters PLC
       and authorize Mr. Thomson Reuters Board to
       fix the Auditor's remuneration and ratify the
       authority previously given to the Thomson Reuters
       Board to fix the Auditor's remuneration




--------------------------------------------------------------------------------------------------------------------------
 THYSSENKRUPP AG, DUISBURG/ESSEN                                                             Agenda Number:  701428256
--------------------------------------------------------------------------------------------------------------------------
    Security:  D8398Q119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jan-2008
        ISIN:  DE0007500001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 28 DEC 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the adopted financial statements          Non-Voting
       of ThyssenKrupp AG and the consolidated financial
       statements for the period ended 30 SEP 2007,
       the Management report on ThyssenKrupp AG and
       the Group for the 2006/2007 FY and the report
       by the Supervisory Board

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 668,835,757.20 as follows: payment
       of a dividend of EUR 1.30 per eligible share
       EUR 635,393,969.60 shall be allocated to the
       other revenue reserves EUR 33,441,787.60 shall
       be carried forward, ex-dividend and payable
       date 21 JAN 2008

3.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Members of the Executive Board

4.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Members of the Supervisory Board

5.     Elect KPMG Deutsche Treuhand-Gesellschaft AktiengesellschaftMgmt          For                            For
       Wirtschaftsprufungsgesellschaft, Berlin as
       the Auditors for the annual financial statements
       and for the Auditors' review of interim financial
       reports for the 2007/2008 FY

6.     Resolution on new authorization to purchase               Mgmt          For                            For
       and use Treasury Stock pursuant to Article
       71 paragraph 1 No.8 Stock Corporation Act[AKTG]
       and on the exclusion of subscription rights

7.     Amend Article 14 of the Articles of Association           Mgmt          For                            For
       [Supervisory Board Compensation]




--------------------------------------------------------------------------------------------------------------------------
 TIETOENATOR CORP                                                                            Agenda Number:  701467056
--------------------------------------------------------------------------------------------------------------------------
    Security:  X90409115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  FI0009000277
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay dividend of EUR 0.50 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board Members                                   Mgmt          For                            For

1.8    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

3.     Authorize the Board to decide on share issue,             Mgmt          For                            For
       granting the stock options and other special
       rights entitling to Company's share




--------------------------------------------------------------------------------------------------------------------------
 TINGYI (CAYMAN ISLANDS) HOLDING CORP                                                        Agenda Number:  701479936
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8878S103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the conditional upon The Stock Exchange          Mgmt          For                            For
       of Hong Kong Limited of the listing of and
       permission to deal in the shares falling to
       be issued pursuant to the exercise of any options
       granted under the Share Option Scheme as specified
       [the Share Option Scheme], and adopt the Share
       Option Scheme to be the Share Option Scheme
       of the Company; and authorize the Directors
       of the Company to grant options thereunder
       and to allot and issue shares pursuant to the
       Share Option Scheme and take all such steps
       as may be necessary or desirable to implement
       such Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 TNT NV, 'S GRAVENHAGE                                                                       Agenda Number:  701478528
--------------------------------------------------------------------------------------------------------------------------
    Security:  N86672107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  NL0000009066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     Presentation by Mr. M.P. Bakker, Chief Executive          Non-Voting
       Officer

3.     Annual report 2007                                        Non-Voting

4.     Discussion of the Corporate Governance Chapter            Non-Voting
       in the annual report 2007, Chapter 6

5.     Remuneration of the Board of Management                   Non-Voting

6.     Adopt the 2007 financial statements                       Mgmt          For                            For

7.A    Discussion of the reserves and dividend guidelines        Non-Voting

7.B    Approve to determine and distribution of dividends        Mgmt          For                            For

8.     Grant discharge from liability of the Board               Mgmt          For                            For
       of Management

9.     Grant discharge from liability of the Member              Mgmt          For                            For
       of the Supervisory Board

10.A   Announcement of vacancies in the Supervisory              Non-Voting
       Board

10.B   Opportunity for general meeting of shareholders           Non-Voting
       to make recommendation for the [re]appointment
       of the Members of the Supervisory Board

10.C   Announcement by the supervisory board of the              Non-Voting
       persons nominated for [re]appointment

11.    Re-appoint Mr. R.J.N. Abrahamsen as a Member              Mgmt          For                            For
       of the Supervisory Board

12.    Appoint Mr. P.C. Klaver as a Member of the Supervisory    Mgmt          For                            For
       Board

13.    Appoint Mr. G.J. Ruizendaal as a Member of the            Mgmt          For                            For
       Supervisory Board

14.    Announcement of vacancies on the Supervisory              Non-Voting
       Board expected as per the close of the AGM
       of shareholders in 2009

15.    Announcement of intention to reappoint Mr. M.P.           Non-Voting
       Bakker as a Member of the Board of Management
       and the Chairman of the Board of Management

16.    Announcement of intention to reappoint Ms. M.C.           Non-Voting
       Lombard as a Member of the Board of Management

17.    Authorize the Board of Management to issue ordinary       Mgmt          For                            For
       shares

18.    Authorize the Board of Management to limit or             Mgmt          For                            For
       exclude the preemptive right to the issuance
       of ordinary shares

19.    Authorize the Board of Management of the Company          Mgmt          For                            For
       to acquire its own shares

20.    Approve to reduce the issued share capital by             Mgmt          For                            For
       cancellation of own shares

21.    Questions                                                 Non-Voting

22.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TOBU RAILWAY CO.,LTD.                                                                       Agenda Number:  701623060
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84162148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3597800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

2.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Shareholder Proposal - Reduce Corporate Officer           Shr           Against                        For
       Compensation Pool from JY 26  Million per Month
       to JY 20 Million per Month




--------------------------------------------------------------------------------------------------------------------------
 TOHO CO.,LTD                                                                                Agenda Number:  701576968
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84764117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3598600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOHO GAS CO.,LTD.                                                                           Agenda Number:  701620850
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84850106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3600200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOHOKU ELECTRIC POWER COMPANY,INCORPORATED                                                  Agenda Number:  701613362
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85108108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3605400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Shareholders' Proposal : Approve Appropriation            Shr           Against                        For
       of Retained Earnings

7.     Shareholders' Proposal : Amend the Articles               Shr           For                            Against
       of Incorporation (1)

8.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation (2)

9.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation (3)

10.    Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation (4)

11.    Shareholders' Proposal : Approve Abolition of             Shr           Against                        For
       Payment of Bonuses to Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKYO BROADCASTING SYSTEM,INCORPORATED                                                      Agenda Number:  701623084
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86656105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3588600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKYO ELECTRON LIMITED                                                                      Agenda Number:  701601343
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86957115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3571400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4.     Approve Issuance of share subscription rights             Mgmt          For                            For
       as stock options for stock linked compensation
       to Directors

5.     Approve Issuance of share subscription rights             Mgmt          For                            For
       as stock options for stock linked compensation
       to Directors and Directors of Subsidiaries




--------------------------------------------------------------------------------------------------------------------------
 TOKYO GAS CO.,LTD.                                                                          Agenda Number:  701603587
--------------------------------------------------------------------------------------------------------------------------
    Security:  J87000105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3573000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Outside Corporate Auditor                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO LEASING CO.,LTD.                                                                      Agenda Number:  701625343
--------------------------------------------------------------------------------------------------------------------------
    Security:  J87301107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3590400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701473819
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88333117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Directors

8.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKYU CORPORATION                                                                           Agenda Number:  701613172
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88720123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3574200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKYU LAND CORPORATION                                                                      Agenda Number:  701620329
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88849120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3569000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

8.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 TOMKINS PLC                                                                                 Agenda Number:  701510489
--------------------------------------------------------------------------------------------------------------------------
    Security:  G89158136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0008962655
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and financial               Mgmt          For                            For
       statements for the YE 29 DEC 2007 together
       with the Independent Auditors' report

2.     Approve the remuneration committee report for             Mgmt          Against                        Against
       the YE 29 DEC 2007

3.     Declare the final dividend of 8.57p per ordinary          Mgmt          For                            For
       share for the YE 29 DEC 2007

4.     Re-appoint Mr. James Nicol as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. David Richardson as a Director             Mgmt          For                            For

6.     Re-appoint Mr. John McDonough as a Director               Mgmt          For                            For

7.     Re-appoint Mr. Leo Quinn as a Director                    Mgmt          For                            For

8.     Re-appoint Mr. John Zimmerman as a Director               Mgmt          For                            For

9.     Re-appoint Deloitte & Touche LLP as Independent           Mgmt          For                            For
       Auditors

10.    Authorize the Directors to determine the Independent      Mgmt          For                            For
       Auditors' remuneration

11.    Authorize the Directors, subject to the terms             Mgmt          For                            For
       of Article 5 of the Company's Articles of Association,
       to allot relevant securities: up to an aggregate
       nominal amount of GBP 14,673,721; and subject
       to and conditional on the reduction of capital
       [as specified] and associated matters referred
       to in resolution 16 becoming effective [ the
       Redenomination], and in substitution for the
       authority granted by paragraph [a] of this
       resolution 11, but without prejudice to any
       prior exercise of such authority, up to an
       aggregate nominal amount of USD 29,359,180

12.    Approve to reduce the authorized share capital            Mgmt          For                            For
       of the Company by USD 1,956,000,000 by cancellation
       of USD 13,920,000 denominated voting convertible
       cumulative redeemable preference shares of
       USD 50 each and USD 25,200,000 denominated
       voting convertible cumulative redeemable preference
       shares of USD 50 each

S.13   Authorize the Directors, in accordance with               Mgmt          For                            For
       and subject to the terms of Article 6 of the
       Company's Articles of Association, to allot
       shares for cash for the purposes of Article
       6, up to an aggregate nominal amount of GBP
       2,210,266; and subject to and conditional on
       the Redenomination becoming effective, and
       in substitution for the authority granted by
       paragraph (A) of this resolution 13, but without
       prejudice to any prior exercise of such authority,
       up to an aggregate nominal amount of USD 4,422,300

S.14   Authorize the Company, in substitution of any             Mgmt          For                            For
       authority to purchase ordinary shares in the
       capital of the Company [shares] previously
       conferred [save to the extent the same has
       been exercised], to make market purchases [Section
       163(3)] of the Companies Act 1985 (Act)] of
       shares provided that: maximum number of shares
       to be acquired is 88,410,677 shares or, if
       lower such number of shares as is equal to
       10% of the issued ordinary share capital of
       the Company at the close of business on 30
       APR 2008; the maximum price which may be paid
       for any share is an amount equal to 105% of
       the average middle market quotations for a
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the day on which
       the share is contracted to be purchased and
       the minimum price which may be paid for any
       such share shall be the nominal value of that
       share; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       1 MAY 2009]; but a contract of purchase may
       be made before such expiry which will or may
       be executed wholly or partly thereafter, and
       a purchase of shares may be made in pursuance
       of any such contract

S.15   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting as the Articles of Association
       of the Company in substitution for and to the
       exclusion of. the existing Articles of Association

S.16   Approve, subject to and conditional upon the              Mgmt          For                            For
       passing as a special resolution of resolution
       15, and in addition to and without prejudice
       to the authority granted pursuant to resolution
       11: (A) the capital of the Company be increased
       by GBP 50,000 by the creation of 50,000 deferred
       shares of GBP 1 each [each a Deferred Share]
       having the rights and restrictions as specified
       in article 6 of the Articles of Association
       of the Company adopted pursuant to resolution
       15 [the New Articles]; the sum of GBP 50,000
       standing to the credit of the Company's reserves
       be capitalized and, accordingly, the Directors
       be and are hereby authorized and directed to
       appropriate prior to the Effective Date (as
       defined in paragraph (E) of this resolution
       16) the said sum of GBP 50,000 in paying up
       in full at par 50,000 Deferred Shares and to
       allot and issue the same, credited as fully
       paid to the then Company Secretary of the Company
       or any Director as the Board of Directors of
       the Company shall nominate and for the purpose
       of section 80 of the Companies Act 1985 [the
       Act] such authority shall expire at the earlier
       of the Effective Date and the conclusion of
       the next Annual General Meeting of the Company;
       (C) the share capital of the Company be reduced
       by canceling and extinguishing all of the issued
       and unissued ordinary shares of Sp each in
       the capital of the Company [the Existing Ordinary
       Shares] in existence as at 6.00 p.m. on the
       business day immediately preceding the day
       on which the High Court of Justice in England
       and Wales makes an order confirming such reduction
       of capital [such cancellation and extinguishment
       being referred to as the Reduction of Capital]
       and the credit arising in the Company's books
       of account as a result of the Reduction of
       Capital be transferred to a special reserve
       of the Company [the Cancellation Reserve];
       (D) forthwith and conditional upon the Reduction
       of Capital taking effect and prior to the allotment
       and issue of the New Dollar Shares, the New
       Articles of the Company as specified; (e) immediately
       upon the reduction of capital taking effect
       [such date to be the effective date]: the authorized
       share capital of the company be increased to
       such amount as results from the creation of
       such number of new ordinary shares as is equal
       to the number [the relevant number] of existing
       ordinary hares as were cancelled pursuant to
       the reduction to the capital, each such share
       [a new dollar share] having a nominal value
       in cents rounded down to the nearest whole
       cent equivalent to 5p [the dollar nominal value]
       calculated by reference to the closing mid-point
       exchange rate for us dollars with sterling
       in London as derived from Reuters at 4.00 p.m.
       on the day immediately prior to the effective
       date [or if such day is not a business day,
       the business day immediately preceding the
       effective date] as published in the financial
       times on the effective date, of another published
       rate considered appropriate by the directors
       [the exchange rate]; the sum standing to the
       credit of the cancellation reserve be converted
       into us dollars at the exchange rate; the sum
       standing to the credit of the cancellation
       reserve as a result of the conversion referred
       to in sub-paragraph [e] of this resolution
       16 be applied in paying up the number of new
       dollar shares in full at the dollar nominal
       value as is equal to the relevant number, provided
       that if there would otherwise be any surplus
       amount remaining in the cancellation reserve,
       relevant number of new dollar shares shall
       be paid up at an aggregate premium equal to
       such remaining amount; and the relevant number
       of new dollar shares be allotted and issued
       credited as fully paid to those persons who
       appear on the register of members of the company
       at 6.00 p.m. on the business day immediately
       prior to the effective date as the holders
       of the cancelled existing ordinary shares on
       the basis of one new dollar share for each
       existing ordinary share held by them; (f) in
       addition to and without prejudice to any other
       authority conferred upon the directors to allot
       relevant securities of the company, the directors
       be and they are hereby generally and unconditionally
       authorized pursuant to and for the purposes
       of section 80 of the act to exercise all powers
       of the company to allot the relevant number
       of the new dollar shares created by this resolution
       16 [in aggregate, a maximum nominal amount
       in us dollars of relevant securities as is
       equal to the relevant number multiplied by
       the dollar nominal value] and this authority
       shall expire at the conclusion of the next
       AGM of the company




--------------------------------------------------------------------------------------------------------------------------
 TONENGENERAL SEKIYU K.K.                                                                    Agenda Number:  701486335
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8657U110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3428600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Supplementary Auditor                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOPPAN PRINTING CO.,LTD.                                                                    Agenda Number:  701613300
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89322119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3629000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

1.18   Appoint a Director                                        Mgmt          For                            For

1.19   Appoint a Director                                        Mgmt          For                            For

1.20   Appoint a Director                                        Mgmt          For                            For

1.21   Appoint a Director                                        Mgmt          For                            For

1.22   Appoint a Director                                        Mgmt          For                            For

1.23   Appoint a Director                                        Mgmt          For                            For

1.24   Appoint a Director                                        Mgmt          For                            For

1.25   Appoint a Director                                        Mgmt          For                            For

1.26   Appoint a Director                                        Mgmt          For                            For

1.27   Appoint a Director                                        Mgmt          For                            For

1.28   Appoint a Director                                        Mgmt          For                            For

1.29   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TORAY INDUSTRIES,INC.                                                                       Agenda Number:  701603450
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89494116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3621000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TORONTO DOMINION BK ONT  FOR FUTURE DEBT SEE 891145                                         Agenda Number:  701470938
--------------------------------------------------------------------------------------------------------------------------
    Security:  891160509                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  CA8911605092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1. THANK YOU."

1.1    Elect Mr. William E. Bennett as a Director                Mgmt          For                            For

1.2    Elect Mr. Hugh J. Bolton as a Director                    Mgmt          For                            For

1.3    Elect Mr. John L. Bragg as a Director                     Mgmt          For                            For

1.4.   Elect Mr. W. Edmund Clark as a Director                   Mgmt          For                            For

1.5.   Elect Mr. Wendy K. Dobson as a Director                   Mgmt          For                            For

1.6    Elect Mr. Donna M. Hayes as a Director                    Mgmt          For                            For

1.7.   Elect Mr. Henry H. Ketcham as a Director                  Mgmt          For                            For

1.8    Elect Mr. Pierre H. Lessard as a Director                 Mgmt          For                            For

1.9    Elect Mr. Harold H. Mackay as a Director                  Mgmt          For                            For

1.10   Elect Mr. Brian F.Macneill as a Director                  Mgmt          For                            For

1.11   Elect Mr. Irene R. Miller as a Director                   Mgmt          For                            For

1.12   Elect Mr. Nadir H. Mohamed as a Director                  Mgmt          For                            For

1.13   Elect Mr. Roger Phillips as a Director                    Mgmt          For                            For

1.14   Elect Mr. Wilbur J. Prezzano as a Director                Mgmt          For                            For

1.15   Elect Mr. William J. Ryan as a Director                   Mgmt          For                            For

1.16   Elect Mr. Helen K. Sinclair as a Director                 Mgmt          For                            For

1.17   Elect Mr. John M. Thompson as a Director                  Mgmt          For                            For

2.     Appoint the Auditor as specified                          Mgmt          For                            For

3.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve the Toronto-Dominion Bank
       urge the Board of Directors to adopt a policy
       that the Toronto-Dominion Bank's shareholders
       be given the opportunity at each annual meeting
       of shareholders to vote on an advisory resolution,
       to be proposed by the Toronto-Dominion Bank's
       Management, to ratify the report of the Management
       Resources Committee set forth in the proxy
       statement, and ensure that shareholder understand
       that the vote is non-binding and would not
       affect any compensation paid or awarded to
       any Named Executive Officer

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the Directors must put shareholders'
       interests first, in choosing candidates for
       Directors, this Bank's nominating committee
       must give first priority to the nominees' ability
       to effectively represents the interests of
       shareholders

5.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the re-examine executive
       compensation for proper disclosure, all compensation
       programs for Senior Executives in the past
       decade shall be re-examined to ensure that
       they fully complied with Ontario Securities
       Commission regulations

6.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the shift executive compensation
       to charitable purposes, this bank shall, as
       soon as practical, implement a system of Senior
       Executive compensation that shifts the largest
       part of compensation from Direct personal payment
       into charitable funds that are Directed by
       the appropriate executives after retirement

7.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve the majority voting shall
       be given full effect, any Director who fails
       to receive a majority of 'for' votes from shareholder
       participating in person or by proxy at the
       annual meeting must resign, and the resignation
       must take effect unconditionally as specified

8.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the 10% increase in the dividend
       distributed to shareholders who keep their
       securities for more than 2 years, it is proposed
       that the Toronto-Dominion bank foster the continuity
       of its share ownership by increasing by 10%the
       dividends normally paid for shares held for
       at least 2 years

9.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the voting rights granted
       for shares held for a minimum of 1 year, obtain
       voting rights for shares held for a minimum
       period of 1 year

10.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the compensation premiums
       for employees; the Toronto-Dominion bank By-Law,
       in the event of a merger or an acquisition,
       provide for the payment in the employees' pension
       fund of an amount equal to twice the amount
       of compensation premiums and benefits paid
       to officers and Directors

11.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the gender parity on the
       Board of Directors, it is proposed that within
       a maximum of 3 years from the date of the adoption
       of this proposal the number of women and the
       number of men on the Board of Directors of
       the Toronto-Dominion bank be equal

12.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the information on pay equity;
       that the annual report and the Management proxy
       circular disclose the equity ratio between
       the aggregate remuneration of the most Senior
       Executive Officer of the Toronto-Dominion bank,
       including annual salary, premiums, bonuses,
       long-term bonus program payments and any other
       form of remuneration, and the average remuneration
       of employees

13.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the compensation policy for
       Executive Officers; that the compensation policy
       for a 5 most Senior Executive Officers of the
       Toronto- Dominion bank be previously adopted
       by shareholders, as well as the fees of the
       Members of the Board of Directors

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the no option exercise prior
       to the end of the Executive Officers' mandates;
       that the Toronto-Dominion bank governs the
       exercise of options given to Senior Executives
       and Directors of our Companies by stipulating
       that such options cannot be exercised by the
       shareholders prior to the end of their mandate

15.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the disclosure of interests
       in hedge funds and high-risk mortgage loans,
       considering the serious concerns expressed
       by numerous observes and regulators on the
       impact of hedge funds as well as high-risk
       mortgages on the stability of the financial
       system; that the bank make public the information
       on its interests, direct or indirect, in this
       type of activity

16.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Approve the cumulative voting for
       the elect the Directors; the Toronto-Dominion
       bank amends its general By-Laws to establish
       cumulative voting for the elect the Members
       of its Board of Directors

17.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the Supplemental Executive
       Retirement Plan policy proposals; the Toronto-Dominion
       bank the Board of Directors establish a policy
       regarding the Company's Supplemental Executive
       Retirement Plan that provides the following:
       1) an exclusion of all incentive pay from inclusion
       in the plan's definition of covered compensation
       used to establish benefits, and 2) a prohibition
       on the granting of past services credits or
       accelerated service benefits to participating
       executives; this action should be implemented
       in a manner so as not to interfere with existing
       contractual rights of any supplemental plan
       participant




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701603474
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89752117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

2.1    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.2    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.3    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.4    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.5    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.6    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.7    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.8    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.9    Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.10   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.11   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.12   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

2.13   Shareholders' Proposal : Appoint a Director               Shr           Against                        For

3.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

4.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

5.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

6.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

7.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation

8.     Shareholders' Proposal : Amend the Articles               Shr           Against                        For
       of Incorporation




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA TEC CORPORATION                                                                     Agenda Number:  701603614
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89903108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3594000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOSOH CORPORATION                                                                           Agenda Number:  701622208
--------------------------------------------------------------------------------------------------------------------------
    Security:  J90096116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3595200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

3.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  701562414
--------------------------------------------------------------------------------------------------------------------------
    Security:  F92124100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447484 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 5,778,925,418.44, balance available
       for distribution: EUR 8,275,800,768.51 Dividends:
       EUR 4,983,591,440.79 as retained earnings:
       EUR 3,292,209,327.72 as required by Law, it
       is reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 4,426.30 for FY
       2006, EUR 3,930.90 for FY 2005, EUR 3,339.80
       for FY 2004; the interim dividend of EUR 1.00
       was already paid on 16 NOV 2007, the remaining
       dividend of EUR 1.07 will be paid on 23 MAY
       2008, and will entitle natural persons to the
       50% allowance, in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-38
       of the French Commercial Code; and approve
       the agreements entered into or which remained
       in force during the FY

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Thierry Desmarest

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Christophe De Margerie

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions; the maximum purchase price:
       EUR 80.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 7,050,558,160.00;
       [Authority expires at the end of 18 months
       period]; to take all necessary measures and
       accomplish all necessary formalities; authorize
       supersedes the fraction unused; authorization
       granted by the shareholders' meeting of 11
       MAY 2007 in its Resolution 5

O.8    Approve to renew the appointment of Mr. M. Paul           Mgmt          For                            For
       Desmarais Jr. as a Director for a 3-year period

O.9    Approve to renew the appointment of Mr. Bertrand          Mgmt          For                            For
       Jacquillat as a Director for a 3-year period

O.10   Approve to renew the appointment of Mr. Lord              Mgmt          For                            For
       Peter Levene of Portspoken as a Director for
       a 3-year period

O.11   Appoint Ms. Patricia Barbizet as a Director               Mgmt          For                            For
       for a 3-year period

O.12   Appoint Mr. M. Claude Mandil as a Director for            Mgmt          For                            For
       a 3-year period

E.13   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 2,500,000,000.00 by issuance
       with preferred subscription rights maintained,
       of shares and or debt securities; to increase
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 10,000,000,000.00, by way of
       capitalizing reserves, profits, premiums or
       other means, provided that such capitalization
       is allowed By-Law and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [Authority expires at the end
       of 26 months]; and this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.14   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 875,000,000.00 by issuance
       with preferred subscription rights maintained,
       of ordinary shares or debt securities; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00;
       [Authority expires at the end of 26 months];
       this amount shall count against the overall
       value set forth in Resolution 13; and to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to 1-10
       of the new capital after each increase

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires at the end of 26 months]; this amount
       shall count against the overall value set forth
       in Resolution 14; and to decide to cancel the
       shareholders' preferential subscription rights;
       and to take all necessary measures and accomplish
       all necessary formalities

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions as
       its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at the end of 26 months]; the nominal
       amount that shall not exceed EUR 1.5 and to
       decide to cancel the shareholders' preferential
       subscription rights in favour of the employees
       for whom the capital increase is reserved;
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.17   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 0.8% of the
       share capital; [Authority expires at the end
       of 38 months]; to take all necessary measures
       and accomplish all necessary formalities; this
       authorize supersedes the fraction unused of
       the authorization granted by the shareholders'
       meeting of 17 MAY 2005 in its Resolution No.13

A.     PLEASE NOTE THAT THIS A SHAREHOLDERS PROPOSAL:            Shr           Against                        For
       Approve to remove the terms of office of Mr.
       Mantoine Jeancourt Galignani as a Director

B.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Amend the Article 12 of  the ByLaws

C.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Authorize the Board of Directors to grant,
       for free, on one or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.2% of the share capital [Authority expires
       at the end of 26 month period]; this amount
       shall count against the overall value set forth
       in resolution 13; to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries of the shares that are
       granted; and to take all necessary measures
       and accomplish all necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 TOTO LTD.                                                                                   Agenda Number:  701613235
--------------------------------------------------------------------------------------------------------------------------
    Security:  J90268103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3596200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYO SEIKAN KAISHA,LTD.                                                                     Agenda Number:  701623793
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92289107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3613400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYODA GOSEI CO.,LTD.                                                                       Agenda Number:  701625545
--------------------------------------------------------------------------------------------------------------------------
    Security:  J91128108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3634200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

7      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors, and
       Special Payment for a  Deceased Director




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA AUTO BODY CO.,LTD.                                                                   Agenda Number:  701625533
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92590108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3633000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Authorize Use of Stock Options                            Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors, and
       Special Payment for Deceased Director




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA BOSHOKU CORPORATION                                                                  Agenda Number:  701632780
--------------------------------------------------------------------------------------------------------------------------
    Security:  J91214106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3635400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Allow Board to Authorize Use of Stock Options,            Mgmt          For                            For
       and to Authorize Use of Stock  Option Plan

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA INDUSTRIES CORPORATION                                                               Agenda Number:  701620595
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92628106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3634600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MOTOR CORPORATION                                                                    Agenda Number:  701616027
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92676113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

2.27   Appoint a Director                                        Mgmt          For                            For

2.28   Appoint a Director                                        Mgmt          For                            For

2.29   Appoint a Director                                        Mgmt          For                            For

2.30   Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For

4      Approve Purchase of Own Shares                            Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA TSUSHO CORPORATION                                                                   Agenda Number:  701625557
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92719111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3635000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

7      Approve Purchase of Own Shares                            Mgmt          For                            For

8      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TRANSALTA CORP                                                                              Agenda Number:  701521660
--------------------------------------------------------------------------------------------------------------------------
    Security:  89346D107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CA89346D1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. W. D. Anderson as a Director                    Mgmt          For                            For

1.2    Elect Mr. S.J. Bright as a Director                       Mgmt          For                            For

1.3    Elect Mr. T.W. Faithfull as a Director                    Mgmt          For                            For

1.4    Elect Mr. G.D. Giffin as a Director                       Mgmt          For                            For

1.5    Elect Mr. C.K. Jespersen as a Director                    Mgmt          For                            For

1.6    Elect Mr. M.M. Kanovsky as a Director                     Mgmt          For                            For

1.7    Elect Mr. D.S. Kaufman as a Director                      Mgmt          For                            For

1.8    Elect Mr. G.S. Lackenbauer as a Director                  Mgmt          For                            For

1.9    Elect Mr. M.C. Piper as a Director                        Mgmt          For                            For

1.10   Elect Mr. L. Vazquez Senties as a Director                Mgmt          For                            For

1.11   Elect Mr. S.G. Snyder as a Director                       Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors at              Mgmt          For                            For
       a remuneration to be fixed by the Board of
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TRANSCANADA CORP                                                                            Agenda Number:  701479518
--------------------------------------------------------------------------------------------------------------------------
    Security:  89353D107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CA89353D1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. K.E. Benson as a Director                       Mgmt          For                            For

1.2    Elect Mr. D.H. Burney as a Director                       Mgmt          For                            For

1.3    Elect Mr. W.K. Dobson as a Director                       Mgmt          For                            For

1.4    Elect Mr. E.L. Draper as a Director                       Mgmt          For                            For

1.5    Elect Mr. P. Gautheir as a Director                       Mgmt          For                            For

1.6    Elect Mr. K.L. Hawkins as a Director                      Mgmt          For                            For

1.7    Elect Mr. S.B. Jackson as a Director                      Mgmt          For                            For

1.8    Elect Mr. P.L. Joskow as a Director                       Mgmt          For                            For

1.9    Elect Mr. H.N. Kvisle as a Director                       Mgmt          For                            For

1.10   Elect Mr. J.A. MacNaughton as a Director                  Mgmt          For                            For

1.11   Elect Mr. D.P. O'Brien as a Director                      Mgmt          For                            For

1.12   Elect Mr. W.T. Stephens as a Director                     Mgmt          For                            For

1.13   Elect Mr. D.M.G. Stewart as a Director                    Mgmt          For                            For

2.     Approve KPMG LLP as the Auditors and authorize            Mgmt          For                            For
       the Board to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 TRANSURBAN GROUP, MELBOURNE VIC                                                             Agenda Number:  701375746
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9194A106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000TCL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE BE INFORMED THAT THE BELOW RESOLUTIONS             Non-Voting
       ARE FOR TRANSURBAN HOLDINGS LIMITED AND TRANSURBAN
       INTERNATIONAL LIMITED

1.     Receive the financial reports, the Directors'             Non-Voting
       reports, the responsible entity's report and
       the Auditors' reports contained within the
       annual report for the YE 30 JUN 2007

2.A    Re-elect Mr. Geoffrey Cosgriff as a Director,             Mgmt          For                            For
       who retires in accordance with the constitution

2.B    Re-elect Mr. Jeremy Davis as a Director, who              Mgmt          For                            For
       retires in accordance with the constitution

2.C    Re-elect Ms. Jennifer Eve as a Director, who              Mgmt          For                            For
       retires in accordance with the Bye-laws

3.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2007

4.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          Against                        Against
       of Transurban International Limited and authorize
       the Directors of TIL to determine its remuneration

       PLEASE NOTE THE BELOW RESOLUTIONS ARE FOR TRANSURBAN      Non-Voting
       HOLDINGS LIMITED, TRANSURBAN INTERNATIONAL
       LIMITED AND TRANSURBAN HOLDING TRUST

5.     Approve, under ASX Listing Rule 10.17, to increase        Mgmt          For                            For
       the maximum aggregate amount available for
       the remuneration of the Non-Executive Directors
       by AUD 200,000 to AUD 2.1 million per annum,
       to be apportioned by the Directors at their
       discretion

6.     Amend the Bye-laws of Transurban International            Mgmt          For                            For
       Limited, as specified




--------------------------------------------------------------------------------------------------------------------------
 TRAVIS PERKINS PLC, NORTHAMPTON                                                             Agenda Number:  701531318
--------------------------------------------------------------------------------------------------------------------------
    Security:  G90202105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0007739609
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2007, together with the Directors'
       report, and the Director's remuneration report,
       the Auditor's report on those accounts and
       on the auditable part of the Director's remuneration
       report

2.     Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2007 of 30.4 pence per ordinary share, payable
       to shareholders on the register at the close
       of business on 18 APR 2008

3.     Re-appoint Mr. Chris Bunker as a Non-Executive            Mgmt          For                            For
       Director, who retires by rotation pursuant
       to Article 76 of the Company's Articles of
       Association

4.     Re-appoint Mr. Geoff Cooper as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 76
       of the Company's Articles of Association

5.     Re-appoint Mr. Paul Hampden Smith as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       76 of the Company's Articles of Association

6.     Re-appoint Deloitte & Touche LLP, Chartered               Mgmt          For                            For
       Accountants, as the Auditors of the Company
       to hold office untill the conclusion of the
       next general meeting of the Company at which
       accounts are laid and authorize the Directors
       to fix their remuneration

7.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007, as specified

8.     Approve to renew, in substitution for all existing        Mgmt          For                            For
       unexercised authorities, the authority conferred
       on the Directors to allot relevant securities
       by Article 4(B) of the Company's Articles of
       Association; for the period expiring 15 months
       after the date of passing of this resolution,
       or, if earlier, at the conclusion of the next
       AGM [unless previously renewed, varied or revoked
       by the Company in general meeting] and for
       that period the Section 80 amount is GBP 1,233,034

S.9    Approve to renew, subject to the passing of               Mgmt          For                            For
       Resolution 8, and in substitution for all existing
       unexercised authorities, the power conferred
       on the Directors to allot equity securities
       to allot equity securities wholly for cash
       on a non-prescriptive basis by Article 4(c)
       of the Company's Articles of Association, for
       the period expiring 15 months after the date
       of the passing of this resolution or, if earlier,
       at the conclusion of the next AGM and that
       period the Section 89 amount is GBP 613,348

S.10   Adopt the Articles of Association as specified,           Mgmt          For                            For
       in substitution for, and to the exclusion of,
       the existing Articles of Association

S.11   Authorize the Company, unconditionally to make            Mgmt          For                            For
       one or more to make market purchases [Section
       163(3) of the Companies Act 1985] of up to
       12,266,966 ordinary shares [representing 10%
       of the issued share capital of the Company
       as at 03 MAR 2008], at a minimum price [exclusive
       of expenses] of 10pence and maximum price [exclusive
       of expenses] not more than 105% above the average
       middle market quotations for any ordinary share
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 TRELLEBORG AB                                                                               Agenda Number:  701500654
--------------------------------------------------------------------------------------------------------------------------
    Security:  W96297101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SE0000114837
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Elect Mr. Anders Narvinger as the Meeting Chairman        Mgmt          For                            For

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 1 or 2 minutes-checkers                             Mgmt          For                            For

4.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

5.     Approve the Agenda                                        Mgmt          For                            For

6.     Receive the annual accounts and the Auditors'             Mgmt          Abstain                        Against
       reports for the Parent Company

7.     President's presentation of operations                    Mgmt          For                            For

8.     Receive the work of the Board of Directors and            Mgmt          For                            For
       work within the Remunerations, Audit and Finance
       Committees

9.A    Adopt the Parent Company income statement and             Mgmt          For                            For
       balance sheet and the consolidated income statement
       and balance sheet

9.B    Approve the disposition to be made of the Company's       Mgmt          For                            For
       profits in accordance with the adopted balance
       sheet and to pay a cash dividend of SEK 6.50
       per share; 02 MAY as the record date for the
       cash dividend

9.C    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the President

10.    Presentation of the work of the Nomination Committee      Mgmt          For                            For

11.    Approve the number of Board Members elected               Mgmt          For                            For
       by the meeting remains unchanged at 7 Members

12.    Approve the total fees paid to the Board, excluding       Mgmt          For                            For
       travel expenses, be SEK 2,750,000 [2,600.000],
       with SEK 950,000 [900,000] being paid to the
       Chairman and SEK 360,000 [340,000] each being
       paid to those Board Members who are not employed
       within the Trelleborg Group; and fees paid
       to those assigned to the Audit Committee be
       SEK 150,000 [125,000] for the Chairman and
       SEK 100,000 [90,000] each for other Members;
       the Auditors' fees shall be based on an agreement
       regarding a cost level for the 4-year mandate
       period, that is, until the close of the AGM
       in 2012, with annual adjustment for exchange-rate
       fluctuations and changes in the salary cost
       index, as well as changes that significantly
       affect the scope of the work

13.    Re-elect Messrs. Helene Bergquist, Staffan Bohman,        Mgmt          For                            For
       Rolf Kjellman, Claes Lindqvist, Anders Narvinger
       and Peter Nilsson as the Board Members; elect
       Mr. Soren Mellstig as new Board Member; re-elect
       Mr. Anders Narvinger as a Chairman of the Board
       and PricewaterhouseCoopers AB as the Group's
       Auditors, with Mr. Goran Tidstrom as the Auditor-in-charge, for a further 4-year period

14.    Presentation of the Auditors' statement regarding         Mgmt          For                            For
       the application of adopted remuneration principles
       by the 2007 AGM for the President and the Senior
       Executives

15.    Approve the specified remuneration principles             Mgmt          For                            For
       for the President and Senior Executives

16.    Appoint the Nomination Committee as specified             Mgmt          For                            For

17.    Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TRINITY MIRROR PLC, LONDON                                                                  Agenda Number:  701456027
--------------------------------------------------------------------------------------------------------------------------
    Security:  G90637102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  GB0009039941
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, in substitution for any            Mgmt          For                            For
       existing authority, to make market purchases
       [Section 163(3) of the Companies Act 1985]
       of 39,560,685 ordinary shares of 10p each in
       the capital of the Company [Ordinary Shares
       and each Ordinary Share] on such terms and
       in manner as the Directors may from time to
       time determine, the minimum price is 10p exclusive
       of expenses and up to 105% of the average middle
       market quotations for an Ordinary Shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days on
       which the Ordinary Share is contracted to be
       purchased [excluding expenses] and that stipulated
       by Article 5(1) of the Buy-back and Stabilization
       Regulation 2003 [EC 2273/2003]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 10 AUG 2008]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 TRINITY MIRROR PLC, LONDON                                                                  Agenda Number:  701511669
--------------------------------------------------------------------------------------------------------------------------
    Security:  G90637102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  GB0009039941
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report, financial statements       Mgmt          For                            For
       and Auditors' report for the 52 weeks ended
       31 DEC 2007

2.     Receive and adopt the remuneration report including       Mgmt          For                            For
       the remuneration committee's remuneration policy
       for Executive Directors as specified in the
       annual report and accounts for the 52 weeks
       ended 30 DEC 2007

3.     Declare the final dividend in respect of the              Mgmt          For                            For
       52 weeks ended 30 DEC 2007

4.     Re-appoint Mr. Gary Hoffman as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. Paul Vickers as a Director                 Mgmt          For                            For

6.     Re-appoint Mr. Kathleen O'Donovan as a Director           Mgmt          For                            For

7.     Re-appoint Mr. Jane Lighting as a Director                Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to fix the Auditors'
       remuneration

9.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for any existing authority and in accordance
       with Section 80 of the Companies Act 1985[the
       Act], to allot relevant securities [Section
       80(2) of the Act] up to a maximum aggregate
       nominal amount of GBP 9,014,915.20 to such
       persons at such times and upon such conditions
       as the Directors may determine [subject to
       the Articles of Association of the Company];
       [Authority expires the earlier, at the conclusion
       of the next AGM of the Company or 10 AUG 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 95(1) of the Companies Act 1985(the
       Act), to sell equity securities for cash [Section
       94(2) of the Act] pursuant to the authority
       under Section 80 of the Act conferred by Resolution
       9 and to sell equity securities [Section 94(2)
       of the Act] for cash which before the sale
       were held by the Company as treasury shares
       [Section 94 of the Act], disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue or other issue in favor
       of ordinary shares in the Company; and b) up
       to an aggregate nominal value of GBP 1,352,373;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 10 AUG 2009];
       the Company may at any time before such expiry,
       make an offer or agreement which would or might
       require equity securities to be allotted after
       such expiry, reference in this resolution to
       the act, or to sections of the act, shall,
       where the context requires and where appropriate,
       include references to the Companies Act 2006
       and any corresponding or similar sections of
       that Act, it being the intention that, to the
       extent permitted by law, the authorities and
       powers contained in this resolution shall continue
       in full force and effect notwithstanding any
       repeal of the Act, or any relevant part or
       section thereof

S.11   Authorize the Company, in substitution for any            Mgmt          For                            For
       existing authority, to make market purchases
       [Section 163(3) of the Companies Act 1985]
       of 22,435,316 ordinary shares of 10p each in
       the capital of the Company, the minimum price
       is 10p and the maximum price which may be paid
       for each share is an amount equal to 105% of
       the average middle market quotations for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; and that stipulated by Article 5(1) of
       the Buy-back and stabilization regulation 2003
       [EC 2273/2003]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 04 AUG 2007]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry, reference in this resolution
       to the act, or to sections of the act, shall,
       where the context requires and where appropriate,
       include references to the Companies Act 2006
       and any corresponding or similar sections of
       that Act, it being the intention that, to the
       extent permitted by law, the authorities and
       powers contained in this resolution shall continue
       in full force and effect notwithstanding any
       repeal of the Act, or any relevant part or
       section thereof

S.12   Authorize the Company, and all companies that             Mgmt          For                            For
       are subsidiaries of the Company, in accordance
       with section 366 and 367 of the Companies Act
       2006, make political donations to political
       parties or independent election candidates
       not exceeding GBP 50,000 in total; make political
       donations to political organization other than
       political parties not exceeding GBP 50,000
       in total; and incur political expenditure not
       exceeding GBP 50,000 in total; provided that
       the aggregate amount of any such donations
       and expenditure shall not exceed GBP 75,000
       during the period beginning with the date of
       passing of this resolution and ending on the
       date of the AGM of the Company to be held in
       2009

S.13   Adopt the Articles of Association as specified,           Mgmt          Against                        Against
       in substitution for and to the exclusion of
       the existing Articles of Association of the
       Company

S.14   Approve, the subject to resolution 13 as specified        Mgmt          Against                        Against
       in the notice of AGM of the Company convened
       for 08 may 2008 being passed and with effect
       01 OCT 2008 or such later date as section 175
       of the Companies Act 2006 shall be brought
       into force, Articles 126 to 133 of the Articles
       of Association adopted pursuant to Resolution
       13 be deleted in their entirely and Articles
       126 to 138 as specified




--------------------------------------------------------------------------------------------------------------------------
 TUI AG, HANNOVER                                                                            Agenda Number:  701525985
--------------------------------------------------------------------------------------------------------------------------
    Security:  D8484K166                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  DE000TUAG000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       re-port of the Board of Managing Directors
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the dis-tributable     Mgmt          For                            For
       profit of EUR 87,587,215.40 as follows: payment
       of a dividend of EUR 0.25 per no-par share
       EUR 24,775,821.65 shall be carried forward
       ex-dividend and payable date: 08 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY               Mgmt          For                            For
       : PricewaterhouseCoopers AG, Hanover

6.     Vote of no confidence against the Chairman of             Mgmt          Against                        Against
       the Board of Managing Directors Dr. Michael
       Frenzel, as pro-posed by the shareholder Mr.
       Richard Mayer the Board of Managing Directors
       and the Supervisory Board recommend rejecting
       the proposal

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital as per Section 4(4) of the
       Articles of Association, the creation of new
       authorized capital, and the corresponding amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 10,000,000
       through the issue of new registered shares
       against payment in cash, on or before 06 MAY
       2013; shareholders shall be granted subscription
       rights except for the issue of shares to employees
       of the Company

8.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital as per Section 4(5) of the
       Articles of Association, the creation of new
       authorized capital, and the corresponding amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 64,000,000
       through the issue of new registered shares
       against payment in cash, o n or before 06 MAY
       2013; shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10 % of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price and for residual amounts

9.     Resolution on the revocation of the authorization         Mgmt          For                            For
       of the shareholders' meeting of 10 MAY 2006
       to issue bonds and/or profit-sharing certificates,
       a new authorization to issue convertible bonds,
       warrant bonds, profit-sharing rights and/or
       income bonds, the creation of contingent capital,
       and the corresponding amendments to the Articles
       of Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue registered or bearer
       bonds, profit-sharing rights, and/or income
       bonds of up to EUR 1,000,000,000, conferring
       conversion or option rights for new shares
       of the Company, on or before 06 MAY 2013; shareholders
       shall be granted subscription rights, except
       for residual amounts, if the issue price of
       the new securities is not materially below
       their theoretical market value, if they are
       issued without conversion or option rights,
       as well as for the granting of such rights
       to other bondholders, and for the issue of
       securities for acquisition purposes the Company's
       share capital shall be increased by up to EUR
       100,000,00 0 through the issue of up to 39,116,600
       new registered shares, in so far as conversion
       or option rights are exercised

10.    Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at a price differing neither more than 5 %
       from the market price of the shares if they
       are acquired through the s tock exchange, nor
       more than 10 % if they are acquired by way
       of a repurchase offer, on or before 06 NOV
       2009; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or for satisfying
       conversion or option rights, and to retire
       the shares

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       Dismissal of the Supervisory Board Members
       Dr. Juergen Krumnow and Dr. Franz Vranitzky,
       elected by the AGM

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           Against                        For
       Dismissal of the Supervisory Board Members
       for the remaining term of office of the dismissed
       Supervisory Board Members




--------------------------------------------------------------------------------------------------------------------------
 UBE INDUSTRIES,LTD.                                                                         Agenda Number:  701622222
--------------------------------------------------------------------------------------------------------------------------
    Security:  J93796100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3158800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 UBS AG                                                                                      Agenda Number:  701457877
--------------------------------------------------------------------------------------------------------------------------
    Security:  H89231338                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Feb-2008
        ISIN:  CH0024899483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 443208 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 437075, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.A    Information request                                       Non-Voting

1.B    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the request for a Special
       Audit [Sonderprufung] by Ethos

2.     Approve the stock dividend; the creation of               Mgmt          For                            For
       authorized capital; and approval of the Articles
       4b of the Articles of Association

3.1    Approve the mandatory Convertible Notes; the              Mgmt          For                            For
       creation of conditional capital; and  approval
       of Article 4a Paragraph 3 of the Articles of
       Association

3.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve the ordinary capital increase,
       with right offering




--------------------------------------------------------------------------------------------------------------------------
 UBS AG                                                                                      Agenda Number:  701522927
--------------------------------------------------------------------------------------------------------------------------
    Security:  H89231338                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CH0024899483
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438558, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, accounts of the Group          Mgmt          For                            For
       and accounts of the head company for the business
       year 2007, reports of the Group Auditor and
       the Auditors

2.     Approve the appropriation of the balance result           Mgmt          For                            For

3.1    Amend the Articles regarding: reduce Board term           Mgmt          For                            For
       from 3 years to 1 year

3.2    Amend the Articles regarding: references to               Mgmt          For                            For
       the Group Auditors

4.1.1  Chairman of the Board Mr. Marcel Ospel will               Non-Voting
       not stand for re-election as Director

4.1.2  Re-elect Mr. Peter Voser as the Director                  Mgmt          For                            For

4.1.3  Re-elect Mr. Lawrence Weinbach as a Director              Mgmt          For                            For

4.2.1  Elect Mr. David Sidwell as a Member of the Board          Mgmt          Against                        Against
       of Directors

4.2.2  Elect Mr. Peter Kurer as a Member of the Board            Mgmt          Against                        Against
       of Directors

4.3    Ratify the Ernst Young AG as the Auditors                 Mgmt          For                            For

5.     Approve the creation of CHF 125 million pool              Mgmt          For                            For
       of capital with preemptive rights




--------------------------------------------------------------------------------------------------------------------------
 UCB SA, BRUXELLES                                                                           Agenda Number:  701512647
--------------------------------------------------------------------------------------------------------------------------
    Security:  B93562120                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  BE0003739530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

1.     Receive the Management report of the Board of             Non-Voting
       Director's

2.     Receive the reports of the Auditors                       Non-Voting

3.     Approve the annual accounts of UCB S.A. to 31             Mgmt          For                            For
       DEC 2007 and the allocation of the profits
       or losses reflected therein

4.     Grant discharge to the Directors                          Mgmt          For                            For

5.     Grant discharge to the Auditors                           Mgmt          For                            For

6.1    Approve to renew the appointment of Mr. Countess          Mgmt          For                            For
       Diego du Monceau de Bergendal as a Director

6.2    Approve to renew the appointment of Dr. Peter             Mgmt          For                            For
       Fellner as a Director

6.3    Approve to renew the appointment of Mr. Gerhard           Mgmt          For                            For
       Mayr as a Director

6.4    Acknowledge the position of Mr. Gerhard Mayr              Mgmt          For                            For
       as an Independent Director according to the
       Law, satisfying the independence criteria provided
       by Law and by the Board of Directors

6.5    Approve to renew the appointment of Mr. Count             Mgmt          For                            For
       de Pret [Arnoud] as a Director

6.6    Approve to renew the appointment of Mrs. Jean             Mgmt          For                            For
       van Rijckevorsel as a Director

6.7    Appoint Mr. Thomas Leysen as a new Director               Mgmt          For                            For
       effective from 01 JAN 2009 for a period to
       expire at the OGM to be held in 2011

6.8    Acknowledge the position of Mr. Thomas Leysen             Mgmt          For                            For
       as an Independent Director according to the
       Law, satisfying the independence criteria provided
       by Law and by the Board of Directors

6.9    Appoint Mr. Jean-Pierre Kinet as a new Director           Mgmt          For                            For
       for a period provided by the Articles of Association

6.10   Acknowledge the position of Mr. Jean-Pierre               Mgmt          For                            For
       Kinet as an Independent Director according
       to the Law, satisfying the independence criteria
       provided by Law and by the Board of Directors

6.11   Appoint Mr. Armand De Decker as a new Director            Mgmt          For                            For
       for a period provided by the Articles of Association

6.12   Acknowledge the position of Mr. Armand De Decker          Mgmt          For                            For
       as an Independent Director according to the
       Law, satisfying the independence criteria provided
       by Law and by the Board of Directors

6.13   Appoint Mr. Norman J. Ornstein as a new Director          Mgmt          For                            For
       for a period provided by the Articles of Association

6.14   Acknowledge the position of Mr. Norman J. Ornstein        Mgmt          For                            For
       as an Independent Director according to the
       Law, satisfying the independence criteria provided
       by Law and by the Board of Directors

7.     Approve, to fix the annual emoluments of the              Mgmt          For                            For
       Directors at EUR 60,000, of the Chairman of
       the Board of Directors at EUR 120,000 and of
       the Vice Chairman at EUR 90.000; to fix the
       presence fees of the Directors at EUR 1,000
       EUR per meeting, of the Chairman of the Board
       of Directors at EUR 2,000 per meeting and of
       the Vice Chairman of the Board of Directors
       at EUR 1,500 per meeting; and to fix the annual
       additional remuneration of the Members of the
       Board Committees at EUR 7,500 and of the Chairmen
       of the Board Committees at EUR 15,000

8.     Authorize the Company to purchase its own shares          Mgmt          For                            For
       on the Stock Exchange for a period of eighteen
       months from the date of the general meeting
       dated 24 APR 2008, with a view to such shares
       potentially being used in the context of free
       allocations or issues of stock options implemented
       by the Board of Directors of UCB SA for the
       benefit of managers of the UCB Group, up to
       a maximum of 2,300,000 shares, Purchases may
       take place on the Stock Exchange at a minimum
       price of EUR 20 and at a maximum price of EUR
       60, shares acquired in this way may be disposed
       of by the company without prior authorization
       by the General Meeting, upon the exercise of
       purchase options under the conditions provided
       by The stock option plans relating to the aforementioned
       shares, throughout the period of ownership
       by the company of the shares purchased, the
       rights attached to such shares shall be suspended.
       Coupons relating to dividends which fall due
       during this period of ownership shall be destroyed
       and the company's profits shall be divided
       among the shares whose rights have not been
       suspended. The authorizations referred to as
       specified above shall apply to purchases and
       disposals carried out by direct subsidiaries
       within the meaning of Article 627 of the Companies
       Code and those which act on behalf of the company,
       shares purchased by such subsidiaries shall
       be charged to the total of 2,300,000 shares
       referred to in paragraph 1 above. Throughout
       the period of ownership of the shares by the
       purchasing subsidiary, the voting rights attached
       to such shares shall be suspended

9.     Approve the general meeting approves the decision         Mgmt          For                            For
       of the Board of Directors to allocate a number
       of 290,000 to 355,000 maximum free shares:
       of which 160,000 to personnel of the Leadership
       Team in 2008, namely to about 45 individuals,
       according 10 allocation criteria linked to
       the level of responsibility of those concerned.
       The allocations of these free shares will take
       place on completion of the condition that the
       interested parties remain employed within the
       UCB Group for a period of at least 3 years
       after the grant of awards; of which 130,000
       to 195,000 maximum to employees members of
       the Leadership Team qualifying for the Performance
       Share Plan and for which payout will occur
       after a three year vesting period and will
       vary from 0% to 150% of the granted amount
       depending on the level of achievement of the
       performance conditions set by the company at
       the moment of grant

10.    Approve the Rules of the UCB SA U.S. Employee             Mgmt          For                            For
       Stock Purchase Plan, as specified

11.    Approve that from this date the register of               Mgmt          For                            For
       shareholders and the register of warrant holders
       may be managed in electronic format according
       to the possibility offered by Article 463 of
       the Company Code

12.    Approve, according to Article 556 of the Company          Mgmt          Against                        Against
       Code, that third parties be granted rights
       which can affect the assets of the Company
       or create a debt or an obligation of the Company
       in the event that the exercise of these rights
       is dependant on making a public bid on the
       shares of the company or on a change of control,
       as contained in the Stock Award Plans or the
       Performance Share Plans, which provide that
       in case of takeover or of merger, the awards
       granted will vest in full on the date of the
       change of control, except if the participant
       accepts to exchange his awards prior to the
       change of control




--------------------------------------------------------------------------------------------------------------------------
 UCB SA, BRUXELLES                                                                           Agenda Number:  701518384
--------------------------------------------------------------------------------------------------------------------------
    Security:  B93562120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  BE0003739530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Special Board report and Special              Non-Voting
       Auditor report

1.1    Approve the issuance of warrants without preemptive       Mgmt          For                            For
       rights

1.2    Approve to eliminate the pre-emptive rights               Mgmt          Against                        Against
       in case of issuance of Bonds in favour of the
       Company Financiere De Tubize

1.3    Authorize the Board to increase share capital             Mgmt          Against                        Against

1.4    Approve to allocate the issuance premium to               Mgmt          For                            For
       an unavailable account

1.5    Amend Articles to reflect changes in the capital          Mgmt          Against                        Against

1.6    Approve the capital increase as a temporary               Mgmt          For                            For
       decision

1.7    Approve to nominate the Chairman of the Board             Mgmt          For                            For
       as Member of the Ad Hoc Committee in case of
       Issuance of Warrants

1.8    Approve to nominate the Vice-Chairman of the              Mgmt          For                            For
       Board as Member of the Ad Hoc Committee in
       case of Issuance of Warrants

1.9    Approve to nominate the CEO of the Board as               Mgmt          For                            For
       the Member of the Ad Hoc Committee in case
       of issuance of warrants

2.     Authorize the implementation of approved resolutions      Mgmt          Against                        Against
       and filing of required documents/formalities
       at trade registry




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701443739
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Feb-2008
        ISIN:  BE0003626372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 435394 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to decrease the capital by an amount              Mgmt          For                            For
       of EUR 55,318,113.26 to bring the capital from
       EUR 466,558,242.74 to EUR 411,240,129.48 by
       deduction of all untaxed reserves previously
       incorporated into the capital and their transfer
       to the account of untaxed reserves

2.     Approve to increase the capital by an amount              Mgmt          For                            For
       of EUR 88,759,870.52 to bring the capital from
       EUR 411,240,129.48 to EUR 500,000,000 by deduction
       on the carried-forward benefits on the balance-sheet
       at 31 DEC 2006 and without issuance of new
       shares

3.     Approve the cancellation of 1,197,325 treasury            Mgmt          For                            For
       shares held by the Company, without reduction
       of the registered capital, nor of the entry
       issuance premium and with the proportional
       cancellation of the reserve unavailable for
       distribution formed in accordance with the
       Article 623 of the Companies Code

4.     Amend Article 5 of the Articles of Association            Mgmt          For                            For
       relating to the capital; and approve the replacement
       of Article 5 of the Articles of Association
       by the text as specified

5.     Approve, effective as from 29 FEB 2008, to split          Mgmt          For                            For
       of each share resulting from the amalgamation
       of shares resolved upon by the general meeting
       of shareholders of 26 JUL 1989 by a factor
       of 5, it being understood that the shares that
       were not subject to the amalgamation are not
       split; acknowledgment that each pair of 2 shares
       held by the same shareholder that have not
       yet been subject to the amalgamation resolved
       upon by the general meeting of shareholders
       of 26 JUL 1989 is converted into 1 new share
       as a matter of Law, as from 29 FEB 2008

6.     Approve, effective 29 FEB 2008, the replacement           Mgmt          For                            For
       of all Bearer Shares, including the shares
       that have not yet been subject to the amalgamation
       resolved upon by the general meeting of shareholders
       of 26 JUL 1989, by dematerialized Shares or
       by registered shares

7.1    Approve the replacement of Article 5 of the               Mgmt          For                            For
       Articles of Association by the text as specified

7.2    Approve the replacement of the 1st Paragraph              Mgmt          For                            For
       of Article 7 of the Articles of Association
       by the text as specified and deletion of the
       transitional provisions as specified at the
       end of Article 7

7.3    Approve the modification of Article 16 of the             Mgmt          For                            For
       Article of Association relating to the convening
       of the general meetings of the shareholders;
       the replacement of the 1st sentence of the
       3rd Paragraph by the text as specified

7.4    Approve the replacement of Item (a) of the 1st            Mgmt          For                            For
       Paragraph of Article 17 of the Articles of
       Association by text as specified; the transformation
       of the 2nd Paragraph under Item (b) of Article
       17, into Item (c) and replacement of the latter
       by the text as specified; the renumbering Item
       (c) into Item (d) and replacement of this item
       by the text as specified; the deletion of the
       2nd Paragraph of Article 17; and the replacement
       of the 5th Paragraph of Article 17 of the Articles
       of Association by the text as specified

7.5    Approve the modification of Article 18 of the             Mgmt          For                            For
       Articles of Association relating to the conduct
       of the meetings of shareholders; the replacement
       of the 2 last sentences of the 3rd Paragraph
       of Article 18 of the Articles of Association
       by the text as specified

7.6    Approve the modification of Article 24 of the             Mgmt          For                            For
       Articles of Association containing transitional
       provisions concerning the split of the shares
       of the company; the replacement of Article
       24 of the Articles of Association by the text
       as specified

8.     Authorize the Company to acquire on a regulated           Mgmt          For                            For
       market, until the 2009 OGM of shareholders,
       own shares in the Company, within the limits
       provided for by Articles 620 and following
       of the Company Code, at a price per share comprised
       between EUR 20 and EUR 250; in case of approval
       of the split of the shares by a factor of 5
       by the EGM of shareholders, replacement of
       such authorization, as from 29 FEB 2008 by
       the following: authorization to the Company,
       as from 29 FEB 2008, to acquire on a regulated
       market, until the 2009 OGM of shareholders,
       own shares in the Company, within the limits
       provided for by Articles 620 and following
       of the Company Code, at a price per share comprised
       between EUR 4 and EUR 75; and authorize the
       Company's subsidiaries to acquire on a regulated
       market, or in any other way whatsoever, shares
       in the Company in accordance with the conditions
       of the authorization granted to the Company




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701512534
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505168                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003884047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Directors' report on the 2007 financial year              Non-Voting

2.     Auditors' report on the 2007 financial year               Non-Voting

3.A    Approve the annual accounts account as at 31              Mgmt          Abstain                        Against
       DEC 2007 showing a profit for the FY in the
       amount of EUR 762,554,607.33

3.B    Approve the proposed appropriation of the result-         Mgmt          For                            For
       including the dividend

4.A    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors in respect of their mandates in
       2007

4.B    Grant discharge to the Auditor in respect of              Mgmt          For                            For
       its auditing assignment in 2007

5.A    Re-elect Mr. Uwe-Ernst Bufe as a Director for             Mgmt          Against                        Against
       a period of 3 years expiring at the 2011 OGM

5.B    Re-elect Mr. Arnoud de pret as a Director for             Mgmt          For                            For
       a period of 3 years expiring at the 2011 OGM

5.C    Re-elect Mr. Jonathan Oppenheimer as a Director           Mgmt          For                            For
       for a period of 3 years expiring at the 2011
       OGM

5.D    Re-elect Mr. Guy Paquot as a Director for a               Mgmt          For                            For
       period of 3 years expiring at the 2011 OGM

5.E    Approve the Board's remuneration proposed for             Mgmt          For                            For
       the 2008 FY constituting a fixed fee for a
       total amount of EUR 200,000 and a fee per attended
       meeting of EUR 5,000 for the Chairman and EUR
       2,500 for the Directors

6.     Reappoint the Auditor PricewaterhouseCoopers              Mgmt          For                            For
       represented by Mr. Raf Vander Stichele and
       approve the annual remuneration for an amount
       of EUR 476,000




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701500589
--------------------------------------------------------------------------------------------------------------------------
    Security:  F95094110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS AN MIX. THANK YOU.                  Non-Voting

O.1    Approve the financial statements and statutory            Mgmt          Abstain                        Against
       reports

O.2    Approve the consolidated financial statements             Mgmt          Abstain                        Against
       and statutory reports

O.3    Approve the allocation of the income and dividends        Mgmt          For                            For
       of EUR 7 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          Abstain                        Against
       related-party transactions

O.5    Re-elect Mr. Yves Lyon Caen as a Supervisory              Mgmt          For                            For
       Board Member

O.6    Re-elect Mr. Henri Moulard as a Supervisory               Mgmt          For                            For
       Board Member

O.7    Re-elect Mr. Bart Okkens as a Supervisory Board           Mgmt          For                            For
       Member

O.8    Re-elect Mr. Robert ter Haar as a Supervisory             Mgmt          For                            For
       Board Member

O.9    Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       Member

O.10   Elect Mr. Mary Harris as a Supervisory Board              Mgmt          For                            For
       Member

O.11   Ratify the change of the registered Office's              Mgmt          For                            For
       Location to 7, place Du Chancelier Adenauer,
       75016 Paris

O.12   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.13   Approve the reduction in the share capital via            Mgmt          For                            For
       cancellation of repurchased shares

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Amend the Articles 9, 9 Bis, 13, 18 and 21 of             Mgmt          For                            For
       Bylaws regarding shareholding disclosure thresholds,
       shareholder's identification, Supervisory Board
       Members, allocation of income

E.16   Grant authority to filing of the required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 UNICREDIT S.P.A., GENOVA                                                                    Agenda Number:  701506454
--------------------------------------------------------------------------------------------------------------------------
    Security:  T95132105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  IT0000064854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 28 APR               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 08 MAY 2008. IF
       YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approve the balance sheet as of 31 DEC 2007,              Mgmt          For                            For
       to gether with Board of Directors and the auditing
       Company report Board of Auditors report presentation
       of consolidated balance sheet

O.2    Approve the profits allocation                            Mgmt          For                            For

O.3    Approve the Long Term Incentive Plan 2008 for             Mgmt          For                            For
       the Top Management of the Group Unicredit

O.4    Approve the Shareholding Plan for all Unicredit           Mgmt          For                            For
       Group Employees

O.5    Appoint the Directors                                     Mgmt          For                            For

O.6    Approve the determine the emoluments to the               Mgmt          For                            For
       Member of the Board of Directors

O.7    Amend the Articles 1, 2, 8, 9, 18, 19 and 20              Mgmt          For                            For
       of Unicredit Group Meeting regulations

O.8    Approve the emoluments for saving the shareholders        Mgmt          For                            For
       common representative

O.9    Authorize the current activites as per the Article        Mgmt          For                            For
       2390 of the civil code

E.1    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on 1 or more occasions
       for a maximum period of 1 year starting from
       the date of the shareholders resolution, a
       corporate capital increase, with no option
       right, of max EUR 61,090,250 corresponding
       to up to 122,180,500 unicredit ordinary shares
       with NV EUR 0.50 each, reserved to the Management
       of the holding and of group banks and Companies
       who hold position s of particular importance
       for the purposes of achieving the groups overall
       objectives consequent amendments to the Articles
       of Association

E.2    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with the Article 2443 of the civil code, the
       authority to resolve, on one or more occasions
       for a maximum period of 5 years starting from
       the date of the shareholders resolution, a
       free corporate capital increase, of maxeur
       12,439,750 corresponding to up to 24,879,500
       unicredit ordinary shares with NV EUR 0.50
       each, reserved to the Management of the holding
       and of group banks and companies who hold positions
       of particular importance for the purposes of
       achieving the groups overall objectives consequent
       amendments to the Articles of Association

E.3    Approve the repeal of the Section [vi] [of the            Mgmt          For                            For
       Executive Committee] and of the Articles 27,
       28, 29, 30, 31, 32 of the Corporate By Laws
       and related renumbering of the following Sections
       and the Articles amendment of the Articles
       1, 2, 4, 5, 6, 8, 9, 17, 21, 22, 23, 26, 27,
       28, 29 [as renumbered after the elimination
       of the Articles 27, 28, 29, 30, 31, 32] of
       the Corporate By Laws




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER NV                                                                                 Agenda Number:  701379338
--------------------------------------------------------------------------------------------------------------------------
    Security:  N8981F271                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Oct-2007
        ISIN:  NL0000009355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 420144 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening and announcements                                 Non-Voting

2.     Receive the annual reports and the annual accounts        Non-Voting
       for the period 01 JUL 2006 - 30 JUN 2007

3.     Receive information on the composition of the             Non-Voting
       Board of Management

4.     Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER NV                                                                                 Agenda Number:  701506822
--------------------------------------------------------------------------------------------------------------------------
    Security:  N8981F271                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  NL0000009355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Report and accounts for the YE 31 DEC 2007                Non-Voting

2.     Adopt the annual accounts and approve the appropriation   Mgmt          For                            For
       of the profit for the 2007 FY

3.     Grant discharge to the Executive Directors in             Mgmt          For                            For
       office in the 2007 FY for the fulfilment of
       their task

4.     Grant discharge to the Non-Executive Directors            Mgmt          For                            For
       in office in the 2007 FY for the fulfilment
       of their task

5.     Re-appoint Mr. P.J. Cescau as an Executive Director       Mgmt          For                            For

6.     Appoint Mr. J.A. Lawrence as an Executive Director        Mgmt          For                            For

7.     Approve to increase GSIP award and bonus limits           Mgmt          For                            For
       for Mr. J.A. Lawrence

8.     Re-appoint Professor. G. Berger as a Non-Executive        Mgmt          For                            For
       Director

9.     Re-appoint the Rt. Hon. the Lord Brittan of               Mgmt          For                            For
       Spennithorne QC, DL as a Non-Executive Director

10.    Re-appoint Mr. W. Dik as a Non-Executive Director         Mgmt          For                            For

11.    Re-appoint Mr. C.E. Golden as a Non-Executive             Mgmt          For                            For
       Director

12.    Re-appoint Dr. B.E. Grote as a Non-Executive              Mgmt          For                            For
       Director

13.    Re-appoint Mr. N. Murthy as a Non-Executive               Mgmt          For                            For
       Director

14.    Re-appoint Ms. H. Nyasulu as a Non-Executive              Mgmt          For                            For
       Director

15.    Re-appoint The Lord Simon of Highbury CBE as              Mgmt          For                            For
       a Non-Executive Director

16.    Re-appoint Mr. K.J. Storm as a Non-Executive              Mgmt          For                            For
       Director

17.    Re-appoint Mr. M. Treschow as a Non-Executive             Mgmt          For                            For
       Director

18.    Re-appoint Mr. J. Van Der Veer as a Non-Executive         Mgmt          For                            For
       Director

19.    Appoint PricewaterhouseCoopers Accountants N.V.           Mgmt          For                            For
       as the Auditors of the Company

20.    Approve to change the reporting language                  Mgmt          For                            For

21.    Approve to designate the Board of Directors               Mgmt          For                            For
       as the Company body authorized to issue shares
       in the Company

22.    Authorize the Board of Directors to purchase              Mgmt          For                            For
       shares and depositary receipts in the Company

23.    Approve to reduce the capital through cancellation        Mgmt          For                            For
       of shares

24.    Any other business and closing                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 UNILEVER PLC                                                                                Agenda Number:  701506694
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92087165                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB00B10RZP78
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a dividend of 34.11p on the ordinary              Mgmt          For                            For
       shares

4.     Re-elect Mr. P. J. Cescau as a Director                   Mgmt          For                            For

5.     Elect Mr. J. A. Lawrence as a Director                    Mgmt          For                            For

6.     Approve to increase GSIP award and bonus limits           Mgmt          For                            For
       for Mr. J. A. Lawrence

7.     Re-elect Professor G. Berger as a Director                Mgmt          For                            For

8.     Re-elect the Rt Hon the Lord Brittan of Spennithorne      Mgmt          For                            For
       QC, DL as a Director

9.     Re-elect Professor W. Dik as a Director                   Mgmt          For                            For

10.    Re-elect Mr. C. E. Golden as a Director                   Mgmt          For                            For

11.    Re-elect Dr. B. E. Grote as a Director                    Mgmt          For                            For

12.    Re-elect Mr. N. Murthy as a Director                      Mgmt          For                            For

13.    Re-elect Ms. H. Nyasulu as a Director                     Mgmt          For                            For

14.    Re-elect the Lord Simon of Highbury CBE as a              Mgmt          For                            For
       Director

15.    Re-elect Mr. K. J. Storm as a Director                    Mgmt          For                            For

16.    Re-elect Mr. M. Treschow as a Director                    Mgmt          For                            For

17.    Re-elect Mr. J. Van Der Veer as a Director                Mgmt          For                            For

18.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

19.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

20.    Approve to renew the authority to the Directors           Mgmt          For                            For
       to issue shares

S.21   Approve to renew the authority to the Directors           Mgmt          For                            For
       to disapply pre-emption rights

S.22   Approve to renew the authority to the Company             Mgmt          For                            For
       to purchase its own shares

S.23   Adopt new Articles of Association of the Company          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNION FENOSA SA, MADRID                                                                     Agenda Number:  701491704
--------------------------------------------------------------------------------------------------------------------------
    Security:  E93171119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  ES0181380017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report for the FY 2007

2.     Appoint the account Auditors                              Mgmt          For                            For

3.     Approve the reduction of nominal value of shares          Mgmt          For                            For
       from 3 to 1 EUR each by means of issuance of
       2 new shares for every share currently in circulation,
       no effect to the share capital amount

4.     Appoint the Board Members                                 Mgmt          Against                        Against

5.     Authorize the Board to establish a Share Options          Mgmt          For                            For
       Plan

6.     Approve the information concerning changes to             Mgmt          For                            For
       the regulation of the Board

7.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       in accordance with Article 75 of Company Law

8.     Approve the establishment of the maximum collective       Mgmt          Against                        Against
       amount for Board Members to receive, in agreement
       with the Article 37.2 of By-Laws

9.     Authorize the Board to apply for the listing              Mgmt          For                            For
       or delisting of fixed income securities; adopt
       any resulting agreements

10.    Grant authority to execute the resolutions agreed         Mgmt          For                            For
       in the meeting




--------------------------------------------------------------------------------------------------------------------------
 UNIONE DI BANCHE ITALIANE SCPA, BERGAMO                                                     Agenda Number:  701514273
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1681V104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003487029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456124 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       SHAREHOLDERS MUST BE REGISTERED IN THE COMPANY'S          Non-Voting
       STOCK REGISTER 90 DAYS BEFORE THE MEETING IN
       ORDER TO BE ENTITLED TO VOTE AT THE MEETING.

E.1    Amend the Articles 13 [reasons for removal of             Mgmt          Abstain                        Against
       shareholders from stock ledger], 16 [actions
       in case of defaulting shareholders], 18 [limit
       concerning shareholding], 22 [shareholders
       meetings], 45 [surveillance council appointment]
       and 52 [balance sheet, profit and reserves
       allocation] of the by Law

O.1    Approve the profit allocation, upon approval              Mgmt          For                            For
       of balance sheet report as of 31 DEC 2007 only
       in case it was not approved by surveillance
       council, as per Article 22, letter c of the
       by Law

O.2    Approve to renew the Board of Directors' authorization    Mgmt          For                            For
       concerning own shares

O.3    Appoint 2 Surveillance Councillors and their              Mgmt          For                            For
       chairman, following resignations




--------------------------------------------------------------------------------------------------------------------------
 UNIPOL GRUPPO FINANZIARIO SPA, BOLOGNA                                                      Agenda Number:  701507379
--------------------------------------------------------------------------------------------------------------------------
    Security:  T9647L110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001074589
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008 AT 13:00 (AND A THIRD CALL ON 24
       APR 2008 AT 13:00). CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

1.     Appoint the common representative of the preferred        Mgmt          For                            For
       shareholders for the financial years 2008,
       2009 and 2010; resolutions related there to

2.     Approve the resolutions related to the set up             Mgmt          For                            For
       of a fund for the necessary expenses to cover
       common interests of the preferred shareholders
       and related report as per Article 146, Item
       1, Letter C of the Legislative Decree 58/1998




--------------------------------------------------------------------------------------------------------------------------
 UNIPOL GRUPPO FINANZIARIO SPA, BOLOGNA                                                      Agenda Number:  701503799
--------------------------------------------------------------------------------------------------------------------------
    Security:  T9647L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  IT0001074571
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the annual balance sheet as at 31 DEC             Mgmt          For                            For
       2007, report of Board of Directors, report
       of the Board of Auditors and the External Auditors,
       allocation of the profit for the year and dividend
       distribution, related and subsequent resolutions

2.     Approve to purchase and disposal of own shares            Mgmt          Abstain                        Against
       and of shares of the Holding Company, related
       and subsequent resolutions

3.     Approve the Stock Granting Plan resolutions               Mgmt          Abstain                        Against
       pursuant to Article 114 BIS of legislative
       decree 58 1998




--------------------------------------------------------------------------------------------------------------------------
 UNIQA VERSICHERUNGEN AG, WIEN                                                               Agenda Number:  701558162
--------------------------------------------------------------------------------------------------------------------------
    Security:  A90015131                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  AT0000821103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual statement of accounts for              Mgmt          For                            For
       the Company and Corporate Group INCL, report
       of Board of Directors and Supervisory Board
       and appropriation of net profits

2.     Approve the appropriation of net profits                  Mgmt          For                            For

3.     Approve the activities undertaken by the Board            Mgmt          For                            For
       of Directors and Supervisory Board

4.     Approve the remuneration for Supervisory Board            Mgmt          For                            For

5.     Elect the balance sheet Auditor for the Company           Mgmt          For                            For
       and Corporate Group for the year 2009

6.     Authorize the Board of Directors to purchase              Mgmt          For                            For
       own shares provided the consent of the Supervisory
       Board so that the Company shall hold not more
       than 11.977.780 no-par value bearer shares
       including the shares already held during a
       period starting 19 MAY 08 until 18 NOV 10 at
       a price range of EUR 8,- to EUR 25 per share,
       any respective repurchase program is to be
       published this authorization shall include
       the purchase of shares by subsidiary Companies
       of Uniqa Versicherungen Ag shares repurchased
       can be used, with consent of the Supervisory
       Board not only for sale via the s/e or via
       a public offer, but for the purpose of providing
       a participation program for employees Members
       of Board of Directors and Managers or exclusively
       for Members of Board of Directors and Managers
       or to provide a stock options program for Members
       of Board of Directors Managers and employees
       or exclusively for Members of Board of Directors
       and Managers shares can also be used as consideration
       for the acquisition of National or International
       Companies divisions or stakeholding thereof




--------------------------------------------------------------------------------------------------------------------------
 UNITED BUSINESS MEDIA                                                                       Agenda Number:  701546561
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92272130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB00B1TQY924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the report of the Directors             Mgmt          For                            For
       and accounts for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a dividend                                        Mgmt          For                            For

4.     Re-elect Mr. David Levin as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Nigel Wilson as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Jonathan Newcomb as a Director               Mgmt          For                            For

7.     Elect Mr. Alan Gillespie as a Director                    Mgmt          For                            For

8.     Re-appoint Ernst & Young LLP as Auditors to               Mgmt          For                            For
       the Company and authorize the Directors to
       determine their remuneration

S.9    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3)] of up to 24,356,350
       ordinary shares of 33 71/88 pence each in the
       capital of the Company, at a minimum price
       of 33 71/88 pence and up to 5% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days in
       respect of which such daily official list is
       published immediately preceding the day on
       which that share is to be purchased, and the
       amount stipulated by Article 5(1) of the buyback
       and stabilization regulation 2003; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 30 JUN 2009]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.10   Authorize the Company, in substitution for all            Mgmt          For                            For
       such existing authorities to make one or more
       market purchases [Section 163(3) of the Act]
       of up to 3,809,932 B shares of the minimum
       price which may be paid for each B share is
       the nominal amount of a B share and the maximum
       price is 245 pence; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 30 JUN 2009]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company's Articles of Association,
       to allot relevant securities up to an aggregate
       nominal amount of GBP 27,446,928; [Authority
       expires the earlier of the next AGM of the
       Company or 30 JUN 2009]; and that all previous
       authorities under Section 80 of the Act shall
       henceforth cease to have effect

S.12   Authorize the Directors, in accordance with               Mgmt          For                            For
       article 7 of the Company's Articles of association,
       to allot equity securities for cash as if section
       89(1) of the Act did not apply to such allotment,
       that for the purposes of paragraph (1)(b) of
       Article 7 the nominal amount to which this
       power is limited shall be GBP 4,117,039; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 30 JUN 2009] under
       Section 95 of the Act shall henceforth cease
       have effect

13.    Authorize the Company in accordance with Section          Mgmt          For                            For
       366-367 of the Companies Act 2006 to: a) make
       political donations to political parties; and
       b) make political donations to political organizations
       other than political parties; and c) incur
       political expenditure; up to a sum not exceeding
       GBP 50,000 in aggregate and such authority
       shall expire at the conclusion of the Company's
       annual general meeting in 2009; any terms used
       in this resolution which are defined in part
       14 of the Companies Act 2006

14.    Adopt the rules of the United Business Media              Mgmt          For                            For
       Investment Plan produced to the meeting and
       initialed by the Chairman of the meeting for
       the purpose of identification in substitution
       for, and to the exclusion of, the existing
       plan




--------------------------------------------------------------------------------------------------------------------------
 UNITED BUSINESS MEDIA                                                                       Agenda Number:  701581654
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92272130                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  GB00B1TQY924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

1.     Approve, [with or without modification] a Scheme          Mgmt          For                            For
       of Arrangements [the Scheme of Arrangement]
       proposed to be made between the Company and
       the holders of the Scheme shares as specified




--------------------------------------------------------------------------------------------------------------------------
 UNITED BUSINESS MEDIA                                                                       Agenda Number:  701581666
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92272130                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  GB00B1TQY924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of Resolutions S.2, S.4 and S.5 [as
       specified in this general meeting]: the Scheme
       of Arrangement dated 09 MAY 2008 in its original
       form or with or subject to any modification,
       addition or condition imposed by the Court
       [the Scheme proposed to be made between the
       Company and the holders of the Scheme Shares
       [as specified in the Scheme] and authorize
       the Directors of the Company to take all such
       action as they may consider necessary or appropriate
       for carrying the Scheme into effect; and approve
       for the purpose of giving effect to the Scheme:
       i) to reduce the issued share capital of the
       Company by canceling and extinguishing the
       Scheme shares [as specified in the Scheme];
       ii) forthwith and contingently upon such reduction
       of capital taking effect, to increaseof the
       share capital of the Company to its former
       amount by the creation of the same number of
       ordinary shares of 33 71/88 pence each in the
       capital of the Company [UBM New Ordinary Shares]
       as is equal to the number of Scheme Shares
       cancelled pursuant to this resolution being
       equal in their aggregate nominal amount to
       the aggregate nominal amount of the Scheme
       Shares cancelled pursuant to this resolution
       and the Company shall apply the credit arising
       in its books of account on such reduction of
       capital in paying up, in full at par, the UBM
       New Ordinary Shares, which shall be allotted
       and issued, credited as fully paid, to United
       Business Media Limited [New UBM] and/or its
       nominee or nominees; for the purposes of Section
       80 of the Companies Act 1985, to allot the
       UBM new Ordinary Shares provided that: the
       maximum number of shares which may, be allotted
       here under shall be GBP 85,000,000; [Authority
       shall expire on 02 SEP 2009] and this authority
       shall be in addition to any subsisting authority
       conferred on the Directors of the Company pursuant
       to the said Section 80; and amend the Articles
       of Association of the Company as specified

S.2    Approve, the conditional upon the Scheme effective        Mgmt          For                            For
       to the proposed reduction of the nominal value
       of each issued ordinary share in the capital
       of New UBM from 33 71/88 pence each to 10 pence
       each; and the proposed reduction of the entire
       amount [or such amount as is approved by the
       Jersey Court] standing to the credit of New
       UBM's share premium account [including the
       amount arising upon the allotment and issue
       of the ordinary shares in the share capital
       of New UBM [the 'New UBM Shares' pursuant to
       the Scheme] effected by transferring such amount
       from New UBM's share premium account and crediting
       it to a reserve of profit be available to New
       UBM to be: i) distributed by New UBM from time
       to time as dividends in accordance with Article
       115 of the Companies [Jersey] Law 1991 and
       the Articles of Association of New UBM; or
       ii) applied by New UBM from time to time toward
       any other lawful purpose to which such a reserve
       may be applied, approved by way of shareholder
       resolution of New UBM [as specified]

S.3    Approve, conditional upon the Scheme becoming             Mgmt          For                            For
       effective, to change the name of the Company
       to UBM plc

S.4    Approve, conditional upon the Scheme becoming             Mgmt          For                            For
       effective, to delist the Ordinary Shares from
       the Official list

S.5    Approve the conditional upon the Scheme becoming          Mgmt          For                            For
       effective, the B Share Reduction of Capital
       [as specified] and the B Shares be delisted
       from the Official List

6.     Approve, conditional upon the Scheme becoming             Mgmt          For                            For
       effective, the rules of the United Business
       Media 2008 Executive Share Option Scheme [the
       New ESOS]; as specified, and authorize the
       Directors of New UBM, or a duly authorized
       Committee of them, to do all such acts and
       things as they may consider necessary or expedient
       to carry the New ESOS into effect [including
       making any amendments required to the approved
       pan: of the New ESOS in order to obtain the
       approval of Her Majesty's Revenue and Customs],
       and the directors of New UBM or a duly authorized
       Committee of them, to establish any schedule
       to the New ESOS they consider necessary in
       relation to employees in jurisdictions outside
       the United Kingdom, with any modifications
       necessary or desirable to take account of local
       securities laws, exchange control or tax legislation,
       provided that any ordinary shares in the capital
       of New UBM made available under any schedule
       are treated as counting against the relevant
       limits on individual and overall participation
       in the New ESOS

7.     Approve, conditional upon the Scheme becoming             Mgmt          For                            For
       effective, the rules of the United Business
       Media 2008 Share save Scheme [the New Share
       save], as specified, and authorize the Directors
       of New UBM, or a duly authorized Committee
       of them, to do all such acts and things as
       they may consider necessary or expedient to
       carry the New Share save into effect [including
       making any amendments required to the New Share
       save in order to obtain the approval of Her
       Majesty's Revenue and Customs], and the Directors
       of New UBM or a duly authorized Committee of
       them, any schedule to the New Share save they
       consider necessary in relation to employees
       in jurisdictions outside the United Kingdom,
       with any modifications necessary or desirable
       to take account of local securities laws, exchange
       control or tax legislation, provided that any
       ordinary shares in the capital of New UBM made
       available under any schedule are treated as
       counting against the relevant limits on individual
       and overall participation in the New Share
       save

8.     Authorize, conditional upon the Scheme becoming           Mgmt          For                            For
       effective, the Directors of New UBM to adopt
       the United Business Media 2004 International
       Share save Scheme [the International Share
       save], as specified, and authorize the Directors
       of New UBM, or a duly authorized Committee
       of them, to do all such acts and things as
       they may consider necessary or expedient to
       operate the International Share save, and the
       Directors of New UBM or a duly authorized Committee
       of them, be authorized to establish any schedule
       to the International Sharesave they consider
       necessary in relation to employees in jurisdictions
       outside the United Kingdom, with any modifications
       necessary or desirable to take account of local
       securities Laws, exchange control or tax legislation,
       provided that any ordinary shares in the capital
       of New UBM made available under any schedule
       are treated as counting against the relevant
       limits on individual and overall participation
       in the International Sharesave

9.     Authorize, conditional upon the Scheme becoming           Mgmt          For                            For
       effective, the Directors of New UBM to adopt
       the United Business Media Bonus Investment
       Plan [the BIP], as specified, and authorize
       the Directors of New UBM, or a duly authorized
       Committee of them, to do all such acts and
       things as they may consider necessary or expedient
       to operate the BIP, and authorize the Directors
       of New UBM or a duly authorized committee of
       them, to establish any schedule to the BIP
       they consider necessary in relation to employees
       in jurisdictions outside the United Kingdom,
       with any modifications necessary or desirable
       to take account of local securities laws, exchange
       control or tax legislation, provided that any
       ordinary shares in the capital of New UBM made
       available under any schedule are treated as
       counting-against the-relevant limits an individual
       and overall participation in the BIP

10.    Authorize, conditional upon the Scheme becoming           Mgmt          For                            For
       effective, the Directors of New UBM to adopt
       the United Business Media Performance Share
       Plan [the PSP], as specified, and authorize
       the Directors of New UBM, or a duly authorized
       Committee of them, to do all such acts and
       things as they may consider necessary or expedient
       to operate the PSP, and the Directors of New
       UBM or a duly authorized Committee of them,
       to establish any schedule to the PSP they consider
       necessary in relation to employees in jurisdictions
       outside the United Kingdom, with any modifications
       necessary or desirable to take account of local
       securities laws, exchange control or tax legislation,
       provided that any ordinary shares in the capital
       of New UBM made available under any schedule
       are treated as counting against the relevant
       limits on individual and overall participation
       in the PSP




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BANK LTD, SINGAPORE                                                         Agenda Number:  701523688
--------------------------------------------------------------------------------------------------------------------------
    Security:  V96194127                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       Sections 76C and 76E of the Companies Act,
       Chapter 50 of Singapore [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [the Shares]
       not exceeding in aggregate the maximum limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors of the
       Company from time to time up to the maximum
       price [as hereafter defined], whether by way
       of: (i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or (ii) off-market purchase(s) [if effected
       otherwise than on SGX-ST] in accordance with
       any equal access Scheme(s) as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which Scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of SGX-ST as may for the time being be applicable,
       be and is hereby authorized and approved generally
       and unconditionally [the Share Purchase Mandate];
       (b) [Authority expires the earlier of the next
       AGM of the Company the date on which the next
       AGM of the Company [AGM] is held]; (d) authorize
       the Directors of the Company, to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BANK LTD, SINGAPORE                                                         Agenda Number:  701523854
--------------------------------------------------------------------------------------------------------------------------
    Security:  V96194127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements, the Directors'          Mgmt          For                            For
       report and the Auditors' report for the YE
       31 DEC 2007

2.     Declare the final one-tier tax-exempt dividend            Mgmt          For                            For
       of 45 cents per ordinary share for the YE 31
       DEC 2007

3.     Approve the Directors fees of SGD 912,500 for             Mgmt          For                            For
       2007 [2006: SGD 700,000]

4.     Approve the fee SGD 2,000,000 to the Chairman             Mgmt          Against                        Against
       of the Bank, Mr. Wee Cho Yaw, for the period
       from MAY 2007 to DEC 2007

5.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.     Re-elect Professor Cham Tao Soon as a Director            Mgmt          For                            For

7.     Re-elect Mr. Yeo Liat Kok Philip as a Director            Mgmt          For                            For

8.     Re-appoint Mr. Thein Reggie, pursuant to Section          Mgmt          For                            For
       153(6) of the Companies Act chapter 50 as Director
       of the Company to hold such office until the
       next AGM of the Company

9.     Re-appoint Mr. Wee Cho Yaw as a Director                  Mgmt          For                            For

10.    Re-appoint Professor Lim Pin as a Director                Mgmt          For                            For

11.    Re-appoint Mr. Ngiam Tong Dow as a Director               Mgmt          For                            For

12.    Authorize the Directors a) 1) to issue ordinary           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise
       and/or; 2) make or grant offers, agreements
       or options [including options under the UOB
       1999 share option scheme [the scheme] [collectively,
       instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [ as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purpose
       and to such persons as the Directors may in
       their absolute discretion deem fit; and b)
       [notwithstanding the authority conferred by
       this resolution may have ceased to be in force]
       issue shares in pursuance of any instrument
       made or granted by the Directors while this
       resolution was in force, provided that: 1)
       the aggregate number of ordinary shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares, excluding treasury shares, in
       the capital of the Company [as calculated in
       accordance with paragraph 2 below], of which
       the aggregate number of shares to be issued
       other than on a pro-rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares, excluding
       treasury shares, in the capital of the Company
       as specified; 2) subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under paragraph
       (1) above, the percentage of issued shares
       shall be based on the total number of issued
       shares excluding treasury shares, in the capital
       of the Company at the time this resolution
       is passed after adjusting for: i) new ordinary
       share arising from the conversion or exercise
       of and convertible securities or share option
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent bonus issue,
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being for the Company;
       [Authority expires earlier the conclusion of
       the next AGM of the Company or the date by
       which the next AGM of the Company is required
       by law to be held]; whichever is earlier

13.    Authorize the Directors 1) to allot and issue             Mgmt          Abstain                        Against
       any of the preference shares referred to in
       Articles 7a, 7b, 7c, 7d, 7e and/or 7f of the
       Articles of Association of the Company; and/or
       2) make or grant offers, agreements or options
       that might or would require the preference
       shares referred to in sub-paragraph 1 above
       to be issued, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit and [notwithstanding
       that the authority conferred by this resolution
       any have ceased to be in force] to issue the
       preference shares referred to in sub-paragraph
       1 above in connection with any offers, agreements
       or options made or granted by the Directors
       with this resolution was in force; b)  to do
       all such things and execute al such documents
       as they may consider necessary or appropriate
       to give effect to this resolution as they may
       deem fit; [Authority expires earlier the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 UNY CO.,LTD.                                                                                Agenda Number:  701551219
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94368149                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  JP3949600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 UPM KYMMENE CORP                                                                            Agenda Number:  701457613
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9518S108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  FI0009005987
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          Abstain                        Against
       pay a dividend of EUR 0.75 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to buy back Company's own             Mgmt          For                            For
       shares

3.     Authorize the Board to increase the Company's             Mgmt          For                            For
       share capital




--------------------------------------------------------------------------------------------------------------------------
 VALEO SA, PARIS                                                                             Agenda Number:  701610253
--------------------------------------------------------------------------------------------------------------------------
    Security:  F96221126                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  FR0000130338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 473527 DUE TO ADDITIONAL OF RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE on 31 DEC 2007
       as presented

O.2    Receive the reports of the of the Conseil D'              Mgmt          For                            For
       Administration and the Auditors, and approve
       the consolidated financial statements for the
       said FY, in the form presented to the meeting

O.3    Receive the Special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, and approve the
       agreement concluded with Mr. Thierry Morin
       relating to the payment of wages, indemnities
       and advantages in the event of certain cases
       of cessation of his duties

O.4    Receive the Special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38, L.225.40
       to L.225.42 of the French Commercial Code,
       and approve the agreements entered into or
       which remained in force during the FY

O.5    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: earnings for the FY: EUR 94,277,774.21;
       distributable income: EUR 1,328,697,829.14;
       dividends: EUR 93,851,540.40; new retained
       earnings: EUR 1,234,846,228.74; the shareholders
       will receive a net dividend of EUR 1.20 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code, this dividend
       will be paid on 01 JUL 2008

O.6    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions as follows: maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 600,000,000.00; [Authority expires
       at the end of the 18 month period]; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities

O.7    Approve to award total annual fees of EUR 600,000.00      Mgmt          For                            For
       to the Conseil D' Administration

O.8    Appoint Mr. Behda Alizadeh as the Director,               Mgmt          For                            For
       for a 4 year period

E.9    Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 1,000,000.00; the
       present authorization is granted for a time
       limit that shall extend to the general meeting
       called to approve the results of the FYE on
       31 DEC 2008

E.10   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VALLOUREC REUNIES, BOULOGNE BILLA            Agenda Number:  701552069
--------------------------------------------------------------------------------------------------------------------------
    Security:  F95922104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  FR0000120354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented.
       earnings for the FY: Eur 553, 894,374.14

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting.

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: legal reserve:
       EUR 10,740.00 balance available for distribution:
       EUR 553,883,634.14, this in addition to an
       amount of EUR 29,542,285.00 withdrawn from
       the retained earnings, that will be appropriated
       to the account dividends; the shareholders'
       meeting reminds that an interim dividend of
       EUR 4.00 was already paid on 04 JUL 2007; the
       remaining dividend of EUR 7.00 will be paid
       on 18 JUN 2008 as required by law as specified

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code, approves said report
       and the agreements referred to therein

O.5    Appoint Mr. Edward G. Krubasik as a Member of             Mgmt          For                            For
       the Supervisory Board for a 4 year period

O.6    Appoint Mr. Philippe Crouzet as a Member of               Mgmt          For                            For
       the Supervisory Board, to replace Mr. Luiz
       Olavo Baptista, for the remainder of Mr. Luiz
       Olavo Baptista's term of office, i.e. until
       the shareholders' meeting called to approve
       the financial statements for the FYE on 31
       DEC 2011

O.7    Appoint Mr. Luiz Olavo Baptista as a Control              Mgmt          For                            For
       Agent, for a 4 year period

O.8    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: at highest rate on stock exchange,
       since the general meeting of 06 JUN 2007, raised
       by 20%, minimum sale price: EUR X, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 1,000,000,000.00; [Authority
       expires at the end of the 18 month period];
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5 % of its capital; to take all
       necessary measures and accomplish all necessary
       formalities;  this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 06 JUN 2007

E.9    Authorize the Executive Committee to issue warrants       Mgmt          Against                        Against
       for free giving access to the share capital
       in the event of a public exchange offer initiated
       by the Company concerning the shares of another
       Company; [Authority expires at the end of the
       18 month period]; the number of equity securities
       which shall not exceed the number of shares
       composing the share capital of the Company
       at their issuance time, shall give free access
       to the share capital; to increase the capital
       by a maximum nominal value of EUR 212,154,880.00;
       approve to waive the preferential subscription
       rights of the shareholders to the warrants
       giving access for free to the share capital
       of the Company to the profit of the beneficiaries;
       authorize the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

E.10   Amend the Article number 12.3 of the bylaws               Mgmt          For                            For

E.11   Amend the Article number 13.2 of the bylaws               Mgmt          For                            For

E.12   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, by the issuance of shares
       of equity securities giving free access to
       the share capital of the Company, in favor
       of Employees and Corporate Officers of the
       Company who are Members of a Company Savings
       Plan;  the nominal amount of such capital increase
       shall not exceed EUR 6,300,000.00; [Authority
       expires at the end of the 26 month period];approve
       to cancel the shareholders' preferential subscription
       rights in favor of beneficiaries; authorize
       the Executive Committee to set the issue price
       of the ordinary shares or securities to be
       issued, in accordance with the terms and conditions
       determined by the shareholders' meeting; to
       take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.13   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion , in favor of Employees
       and Corporate officers from foreign Companies
       of group Vallourec, that are not located on
       French territory, and who are not members of
       a Company Savings plan; [Authority expires
       at the end of the 18 month period] and for
       a nominal amount that shall not exceed EUR
       6,300,000.00; approve to cancel the shareholders'
       preferential subscription rights in favor of
       beneficiaries; authorize the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Executive Committee the necessary           Mgmt          For                            For
       powers to increase the capital of new shares
       and or securities on one or more occasions,
       in France or abroad, by a maximum nominal amount
       of EUR 6,300.000.00, by issuance, with preferred
       subscription rights maintained, of new shares
       reserved to employees and Corporate Officers
       of loan institutions; [Authority expires at
       the end of the 18 month period]; approve to
       cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries; authorize
       the Executive Committee for a 18 month period
       and within the limit of 6,300.000.00 % of the
       Company's share capital, to set the issue price
       of the ordinary shares or securities to be
       issued, in accordance with the terms and conditions
       determined by the shareholders' meeting;  this
       amount shall count against the overall value
       set forth in resolution 3 par.1 of general
       meeting of 06 JUN 2007; authorize the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.15   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       or future shares, in favor of the Employees
       or the Corporate Officers of the company and
       related Companies; they may not represent more
       than 0.3 % of the share capital; this amount
       shall count against the overall value set for
       thin resolution number 1 par. 3; [Authority
       expires at the end of the 26 month period];
       authorize the Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 07 JUN 2005
       in its Resolution 9;  this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.16   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       or future shares, in favor of the Employees
       or the Corporate Officers of the company and
       related Companies; they may not represent more
       than 1 % of the share capital;[Authority expires
       at the end of the 38 month period]; approve
       to cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries; authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 07 JUN 2005 in its
       Resolution 9; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VEDIOR NV, AMSTERDAM                                                                        Agenda Number:  701532017
--------------------------------------------------------------------------------------------------------------------------
    Security:  N92043194                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  NL0006005662
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Opening                                                   Non-Voting

2.A    Receive the 2007 report of the Board of Management        Mgmt          Abstain                        Against
       and preceding advice of the Supervisory Board

2.B    Adopt the 2007 annual accounts                            Mgmt          For                            For

2.C    Approve the Dividend Policy                               Mgmt          Abstain                        Against

2.D    Approve the resolution to pay a dividend                  Mgmt          For                            For

3.     Approve the Corporate Governance                          Mgmt          Abstain                        Against

4.A    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Management for the Management

4.B    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the supervision thereof

5.A    Approve the extension of the authority of the             Mgmt          For                            For
       Board of Management to issue shares

5.B    Approve the extension of the authority of the             Mgmt          For                            For
       Board of Management to restrict or exclude
       the pre-emptive right to any issue of shares

6.     Grant authority to purchase [depositary receipts          Mgmt          For                            For
       for] the Company's own shares

7.A    Reappoint Mr. F. Vervoort as a Member of the              Mgmt          For                            For
       Board of Management

7.B    Reappoint Mr. B. Wilkinson as a member of the             Mgmt          For                            For
       Board of Management

8.     Approve the discussion of the offer                       Mgmt          Abstain                        Against

9.     Approve the first amendment of the Articles               Mgmt          For                            For
       of Association

10.    Approve the second amendment of the Articles              Mgmt          For                            For
       of Association

11.A   Appoint Mr. B.J. Noteboom as a Member of the              Mgmt          For                            For
       Supervisory Board

11.B   Appoint Mr. R.J. Van De Kraats as a Member of             Mgmt          For                            For
       the Supervisory Board

11.C   Appoint Mr. J.C.M. Hovers as a Member of the              Mgmt          For                            For
       Supervisory Board

12.A   Appoint Mr. L.J.M.V. Lindelauf as a Member of             Mgmt          For                            For
       the Board of Management

12.B   Appoint Mr. J.W. Van Den Broek as a Member of             Mgmt          For                            For
       the Board of Management

13.    Any other business                                        Non-Voting

14.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VEDIOR NV, AMSTERDAM                                                                        Agenda Number:  701632425
--------------------------------------------------------------------------------------------------------------------------
    Security:  N92043194                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  NL0006005662
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 18 JUN 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Approve the assignment of the Chairman of the             Mgmt          For                            For
       Board of Management

3.     Approve the legal merge of Vedior N.V. with               Mgmt          For                            For
       Randstad Holding N.V.

4.     Approve the sale of Groupe Vedior France S.A.S.           Mgmt          For                            For
       to Randstad France S.A.S.U.

5.     Any other business                                        Non-Voting

6.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VEOLIA ENVIRONNEMENT, PARIS                                                                 Agenda Number:  701514211
--------------------------------------------------------------------------------------------------------------------------
    Security:  F9686M107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  FR0000124141
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the FY in the form
       presented to the meeting

O.3    Approve the expenses and charges that were not            Mgmt          For                            For
       tax deductible of EUR 2,410,688.00

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and that the income for the FY be
       appropriated as specified earnings for the
       FY EUR 491,255,300.00 prior retained earnings:
       EUR 707,146,230.00 balance available for distribution:
       EUR 1,198,401,530.00 legal reserve: EUR 24,562,765.00
       dividends: EUR 552,536,943.00 retained earnings:
       EUR 621,301,822.00 the shareholders will receive
       a net dividend of EUR 1.21 per share, and will
       entitle to the 40 % deduction provided by the
       French Tax Code this dividend will be paid
       on 27 MAY 2008 as required by law, it is reminded
       that for the last 3 FY the dividends paid were
       as follows: EUR 0.68 for FY 2004 EUR 0.85 for
       FY 2005 EUR 1.05 for FY 2006 in the event that
       the Company holds some of its own shares on
       such date the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       L. 225.40 of the French Commercial Code, approve
       the agreements entered into or which remained
       in force during the FY

O.6    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 90.00 maximum number of
       shares to be acquired: 10 % of the share capital
       maximum funds invested in the share buybacks:
       EUR 1,500,000,000.00 the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery payment or exchange
       as part of a merger, divestment or capital
       contribution cannot exceed 5 % of its capital
       this delegation of powers supersedes any and
       all earlier delegations to the same effect
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       [Authority expires at the end of 18 month period]

E.7    Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital on one or more
       occasions, in France or abroad by a maximum
       nominal amount of 40% of the share capital
       by issuance with preferred subscription rights
       maintained, of shares and or debt securities
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect
       [Authority expires at the end of 26 month period]

E.8    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital on one or more occasions in France
       or abroad by a maximum nominal amount of 15%
       of the share capital with abolition of preferred
       subscription rights, of shares and or debt
       securities this amount shall count against
       the overall value set forth in Resolution number
       7 the shareholders meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of holders of issued securities
       giving access with to the capital of the company
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect
       [Authority expires at the end of 26 month period]

E.9    Grant authority to the Board of Directors to              Mgmt          For                            For
       increase the share capital up to 10% of the
       share capital by way of issuing shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital
       this amount shall count against the overall
       value set forth in Resolutions number 7 and
       8 the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes and all
       earlier delegations to the same effect [Authority
       expires at the end 26 month period]

E.10   Grant authority to the Board of Directors to              Mgmt          For                            For
       increase the share capital in one or more occasions
       and at its sole discretion by a maximum nominal
       amount of EUR 400,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the by laws, by issuing bonus
       shares or raising the par value of existing
       shares or by a combination of these methods
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this amount shall count against the overall
       value set forth in Resolution number 7 this
       delegation of powers supersedes any and all
       earlier delegations to the same effect [Authority
       expires at the end of 26 month period]

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue this amount shall count against the overall
       value set forth in Resolution number 8 [Authority
       expires at the end of 26 month period]

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions
       at its sole discretion in favour of employees
       and Corporate Officers of the Company who are
       members of a Company savings plan and for a
       nominal amount that shall not exceed 2% of
       the share capital this amount shall count against
       the overall value set forth in Resolution number
       7 the shareholders meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of members of one or several
       corporate savings plans the shareholders meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities this delegation of
       powers supersedes any and all earlier delegations
       to the same effect [Authority expires at the
       end of 26month period]

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions
       at its sole discretion in favour of employees
       and corporate officers of the company who are
       members of a company savings plan this delegation
       is given for an 18 month period and for a nominal
       amount that shall not exceed 0.2% of the share
       capital this amount shall count against the
       overall value set forth in Resolution number
       7 the shareholders meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of any company held by a credit
       institution intervening at the request of the
       company the employees and the company officers
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.14   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions to beneficiaries to
       be chosen by it options giving the right either
       to subscribe for new shares in the company
       to be issued through a share capital increase
       or to purchase existing shares purchased by
       the company it being provided that the options
       shall not give rights to a total number of
       shares which shall exceed 1% of the share capital
       this amount shall count against the overall
       value set forth in Resolution number 7 the
       shareholders meeting decides to cancel the
       shareholders preferential subscription rights
       in favour of beneficiaries of stock subscription
       options the shareholders meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities this delegation of powers supersedes
       any and all earlier delegations to the same
       effect [Authority expires at the end of 26
       month period]

E.15   Grant authority to the Board of Directors to              Mgmt          For                            For
       reduce the share capital on one or more occasions
       and at its sole discretion by canceling all
       or part of the shares held by the company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 24 month period is delegation of powers supersedes
       any and all earlier delegations to the same
       effect the shareholders meeting delegates all
       powers to the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities [Authority expires at the end of
       26 month period]

E.16   Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in one or more issues with the issuance of
       coupons allowing to subscribe to preferential
       conditions to shares of the Company consequently,
       the shareholders meeting increase the capital
       by a maximum nominal value of 25% of the share
       capital the shareholders meeting resolves to
       waive the preferential subscription rights
       of the shareholders to the issue of coupons
       allowing to subscribe to preferential conditions
       to shares of the company to the profit of company
       shareholders the shareholders meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.17   Approve to delete the Article number 6 of the             Mgmt          For                            For
       By Laws

E.18   Amend the Article number 9 of the By Laws                 Mgmt          For                            For

E.19   Amend the Article number 9 of the By Laws                 Mgmt          For                            For

E.20   Amend the Article number 9 of the By Laws                 Mgmt          For                            For

E.21   Amend the Article number 22 of the By Laws                Mgmt          Against                        Against

O.E22  Grant the full powers to the bearer of an original        Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VICTOR COMPANY OF JAPAN,LIMITED                                                             Agenda Number:  701615811
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94544129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3746200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-Transfer with Kenwood In Order              Mgmt          For                            For
       To Co-Create a Holding Company   Structure,
       called JVC Kenwood Holdings

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 VINCI SA, RUEIL MALMAISON                                                                   Agenda Number:  701528741
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5879X108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000125486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for FY, in the form presented to
       the meeting, consolidated earnings for FY:
       EUR 1,461,000,000.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       earnings for the FY: EUR 4,513,000,000.00

O.3    Approve the earnings for the FY:EUR 4,513,174,930.57,     Mgmt          For                            For
       retained earnings: EUR 3,624,515,550.96 and
       distributable income: EUR 8,137,690,481.53
       and the recommendations of the Board of Directors
       and resolves that the income for the FY be
       appropriated as follows: legal reserve: EUR
       3,838,464.00, dividends as deposit: EUR 220,740,951.53,
       dividends as balance: EUR 493,260,426.75, retained
       earnings: EUR 7,419,850,639.25, balance available
       for distribution: EUR 8,137,690,481.53 in the
       event that the Company holds some of its own
       shares on such date, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account, and reminds
       that an interim dividend of EUR 0.47 was already
       paid on 20 DEC 2007, the remaining dividend
       of EUR 1.05 will be paid on 01 JAN 2007, and
       will entitle natural persons to the 50% allowance,
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 3.50 for FY 2004, EUR 2.00 for
       FY 2005, EUR 2.65 for FY 2006

O.4    Approve to decides to offer to every shareholders         Mgmt          For                            For
       the possibility of opting for the payment in
       new shares of the Company, the shareholders
       can opt for the payment of the balance of the
       cash dividend or in shares between 23 MAY 2008
       and 09 JUN 2008, beyond this date, the balance
       of the dividend will be paid only in case;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

O.5    Approve to renew the appointment of Mr. Dominique         Mgmt          For                            For
       Bazy as a Director for a 4 year period

O.6    Approve to renew the appointment of Mr. Quentin           Mgmt          For                            For
       Davies as a Director for a 4 year period

O.7    Appoint Mr. Denis Vernoux as a Director for               Mgmt          For                            For
       a 4 year period

O.8    Appoint Mr. Jean Louis Depoues as a Director              Mgmt          For                            For
       for a 4 year period

O.9    Appoint the Mr. Bernhard Klemm as a Director              Mgmt          For                            For
       for a 4 year period

O.10   Appoint the Mr. Jean Ceccaldi as a Director               Mgmt          For                            For
       for a 4 year period

O.11   Appoint the Mr. Alain Dupont as a Director for            Mgmt          For                            For
       a 4 year period

O.12   Appoint the Mr. Michel Daire as Director for              Mgmt          For                            For
       a 4 year period

O.13   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00 maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 3,000,000,000.00; and supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2007 in its
       Resolution 11, and to take all necessary measures
       and accomplish all necessary formalities[Authority
       expires at the end of 18 month period]

O.14   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       Divestment of Vinci of his participation in
       Cofiroute

O.15   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       loan to finance the acquisition of the participation
       in Cofiroute

O.16   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       said report between Vinci, Cofiroute and Operadoradel
       Bosque

O.17   Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       installment of the pension

E.18   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 months
       period; this authorization supersedes the fraction
       unused of 10 MAY 2007 in its Resolution 15[Authority
       expires at the end of 18 month period]

E.19   Authorize the Board of Directors the necessary            Mgmt          For                            For
       to increase the capital on 1 or more occasions,
       in France or abroad, with preferred subscription
       rights maintained, of share and debt5 securities;
       and to cancel the shareholders' preferential
       subscription rights and this authorization
       supersedes the fraction unused of 10 MAY 2007
       in its Resolution 18 and 19, settle in 100,000,000.00
       and authorization supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 10 MAY 2007 in its Resolution16,18,19,20
       and 25, settle in 200,000,000.00, the number
       of shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contribution cannot exceed
       5% of its capital, and to take all necessary
       measures and accomplish all necessary formalities[Authority expires at the end of 26 month period]

E.20   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital; and to take all necessary measures
       and accomplish all necessary formalities [Authority
       expires at the end of 38 month period]

E.21   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI                                                                                     Agenda Number:  701484963
--------------------------------------------------------------------------------------------------------------------------
    Security:  F97982106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented,
       showing a profit of EUR 1,504,370,455.00

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.88 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 1,504,370,455.00 retained earnings:
       EUR 2,200,000,000.00 balance available for
       distribution: EUR 3,704,370,455.00 Legal reserve:
       EUR 4,240,216.00 dividends: EUR 1,514,062,753.00
       other reserves: EUR 0.00 retained earnings:
       EUR 2,186,067,486.00 total: EUR 3,704,370,455.00
       the shareholders will receive a net dividend
       of EUR 1.30 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 14 MAY
       2008

O.5    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Jean-Rene FOURTOU as a member of the Supervisory
       Board for a 4-year period

O.6    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Claude BEBEAR as a member of the Supervisory
       Board for a 4-year period

O.7    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Gerard BREMOND as a member of the Supervisory
       Board for a 4-year period

O.8    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Mehdi DAZI as a member of the Supervisory Board
       for a 4-year period

O.9    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Henri LACHMANN as a member of the Supervisory
       Board for a 4-year period

O.10   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Pierre RODOCANACHI as a member of the Supervisory
       Board for a 4-year period

O.11   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Karel VAN MIERT as a member of the Supervisory
       Board for a 4-year period

O.12   Appoint Mr. M. Jean-Yves CHARLIER as a member             Mgmt          Against                        Against
       of the Supervisory Board for a 4-year period

O.13   Appoint Mr. M. Philippe DONNET as a member of             Mgmt          Against                        Against
       the Supervisory Board for a 4-year period

O.14   Approve to award a total annual fees of EUR               Mgmt          For                            For
       1,500,000.00 to the Supervisory Board

O.15   Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: Maximum
       purchase price: EUR 40.00, Maximum funds invested
       in the share buybacks: EUR 3,490,000,000.00;
       [Authority expires for 18-month period]; to
       take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the Shareholders' Meeting of 19
       APR 2007 in its resolution number 6

E.16   Grant authority to the Executive Committee to             Mgmt          For                            For
       reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 26-month period; [Authority expires for 24-month
       period]; to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       11

E.17   Grant authority to the Executive Committee,               Mgmt          For                            For
       in 1 or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2.5% of the capital
       share; [Authority expires for 38-month period];
       to take all necessary measures and accomplish
       all necessary formalities, this amount shall
       count against the overall value set forth in
       resolution number 7 of the 19 APR 2007 Shareholders'
       Meeting; this authorization supersedes the
       fraction unused of the authorization granted
       by the General Meeting held in 28 APR 2005
       in its resolution number 12

E.18   Grant authority to the Executive Committee,               Mgmt          For                            For
       for free, on 1 or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.5% of the share capital; [Authority
       expires for 38-month period]; to take all necessary
       measures and accomplish all necessary formalities;
       this amount shall count against the overall
       value set forth in resolution number 7 of the
       19 APR 2007 Shareholders' Meeting; this authorization
       supersedes the fraction unused of the authorization
       granted by the General Meeting held in 28 APR
       2005 in its resolution number 13

E.19   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the company who are
       members of a Company savings plan; [Authority
       expires for 26-month period] and for a nominal
       amount that shall not exceed 2.5% of the capital
       share; this amount shall count against the
       overall value set forth in resolution number
       7 of the General Meeting held in 19 APR 2007;
       the Shareholders' Meeting decides to cancel
       the Shareholders' preferential subscription
       rights in favour of members of a Corporate
       Savings Plan; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       10

E.20   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Foreigner subsidiary
       Company who are members of a Company Savings
       Plan; [Authority expires for 18-month period]
       and for a nominal amount that shall not exceed
       2.5% of the capital share; this amount shall
       count against the overall value set forth in
       resolution number 19 of the general meeting
       held in 19 APR 2007; the shareholders' meeting
       decides to cancel the Shareholders' preferential
       subscription rights in favour of any person
       corresponding to the specification given by
       the Shareholders' Meeting; to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 19 APR 2007 in its
       resolution number 19

E.21   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VOLKSWAGEN AG, WOLFSBURG                                                                    Agenda Number:  701503016
--------------------------------------------------------------------------------------------------------------------------
    Security:  D94523103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  DE0007664039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note that a beneficial owner signed POA            Non-Voting
       is required to vote at or attend the annual
       general meeting of Volkswagen AG. Broadridge
       will provide you with the respective forms
       and further details as soon as a common procedure
       for this meeting has been established by the
       German sub custodians.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 03 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Presentation of the adopted annual financial              Non-Voting
       statements and consolidated financial statements,
       the Management report and Group Management
       report for the YE 31 DEC 2007, as well as the
       report of the Supervisory Board for FY 2007

2.     Resolution on the appropriation of the net profit         Non-Voting
       of Volkswagen AG

3.     Resolution on formal approval of the actions              Non-Voting
       of the Members of the Board of Management for
       FY 2007

4.     Resolution on formal approval of the actions              Non-Voting
       of the Members of the Supervisory Board for
       FY 2007

5.1    Election of Members of the Supervisory Board:             Non-Voting
       Mr. Christian Wullf

5.2    Election of Members of the Supervisory Board:             Non-Voting
       Mr. Walter Hirche

5.3    Election of Members of the Supervisory Board:             Non-Voting
       Dr. Wolfgang Porsche

6.     Resolution on the authorization to purchase               Non-Voting
       and utilize own shares

7.     Resolution on the approval of an intercompany             Non-Voting
       agreement

8.     Election of the Auditors for FY 2008 as well              Non-Voting
       as of the Auditors to review the condensed
       consolidated financial statements and interim
       Management report for the first 6 months of
       2008: PricewaterhouseCoopers Ak-tiengesellschaft
       Wirtschaftsprufungsgesellschaft, Hanover

9.1.   Amendments to the Articles of Association: Proposal       Non-Voting
       Porsche Automobil Holding SE

9.2    Amendments to the Articles of Association: Proposal       Non-Voting
       Hannoversche Beteiligungsgesellschaft mbH

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 VOLKSWAGEN AG, WOLFSBURG                                                                    Agenda Number:  701503105
--------------------------------------------------------------------------------------------------------------------------
    Security:  D94523145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  DE0007664005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AGENDA:                                                   Non-Voting

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 03 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the FY 2007 with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 744, 628, 537.61 as follows:
       payment of a dividend of EUR 1.80 per ordinary
       shares and EUR 1.86 per preferred shares EUR
       24, 478, 256.21 shall be carried forward ex-dividend
       and payable date 25 APR 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       DIrectors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.1    Elect Mr. Christian Wulff as the Supervisory              Mgmt          For                            For
       Board

5.2    Elect Mr. Walter Hirche as the Supervisory Board          Mgmt          For                            For

5.3    Election Dr. Wolfgang Porsche as the Supervisory          Mgmt          For                            For
       Board

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       up to 39, 660, 097 own ordinary and/or shares,
       at a price differing neither more than 5% from
       the Market price of the shares if they are
       acquired through the Stock Exchange, nor more
       than 20%, if they are acquired by way of a
       repurchase offer, between 20 OCT 2008 and 24
       OCT 2009, the Board of Managing Directors shall
       be authorized to float the shares on foreign
       Stock Exchanges, to use the shares in connection
       with mergers and acquisitions or for satisfying
       existing convections and/or option rights,
       to sell the shares to the Executives and the
       Employees of the Company and its Affiliates,
       and to retire the shares

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Volkswen Gewerbegrund Gmbh, effective retroactively
       from 1 JAN 2008 for a period of at least 10
       years

8.     Appointment of Auditors for the FY 2008 PricewaterhouseCoopersMgmt          For                            For
       AG, Hanover

9.1    Amendments to the Articles of Association: Proposal       Shr           For                            Against
       Porsche Automobil Holding SE

9.2    Amendments to the Articles of Association: Proposal       Shr           For                            Against
       Hannoversche Beteiligungsgesellschaft mbH

       PLEASE NOTE THAT VOTING INSTRUCTIONS HAVE TO              Non-Voting
       BE RECEIVED IN WRITTEN FORM FOR VOTING RIGHTS
       TO BE EXERCISED AT THIS MEETING. IF YOU WISH
       TO VOTE, PLEASE EMAIL KATHARINA MUELLER (KATHARINA.MUELLER@BROADRIDGE.COM)
       AND SIMONE KORN (SIMONE.KORN@BROADRIDGE.COM)
       TO REQUEST THE NECESSARY FORMS. WHEN REQUESTING
       FORMS, PLEASE STATE YOUR PROXYEDGE INSTITUTION
       ID TO MAKE SURE YOU RECEIVE THE CORRECT DOCUMENTATION
       FOR YOUR ACCOUNTS. IF YOU ONLY WANT TO VOTE
       A SUBSET OF YOUR ACCOUNTS, PLEASE LIST ALL
       ACCOUNTS TO BE VOTED IN ADDITION TO YOUR PROXYEDGE
       ID. VOTES INPUT INTO PROXYEDGE WILL BE RECORDED
       FOR RECORD KEEPING PURPOSES BUT WILL NOT BE
       ACTED ON IN THE GERMAN MARKET.

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 VOLVO AKTIEBOLAGET                                                                          Agenda Number:  701477502
--------------------------------------------------------------------------------------------------------------------------
    Security:  928856301                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  SE0000115446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger, Lawyer as the Chairman              Mgmt          For                            For
       of the meeting

3.     Approve the verification of the voting list               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the minutes-checkers and vote controllers           Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the work of the Board and the Board               Mgmt          For                            For
       Committees

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report as well as the consolidated accounts
       and the Auditors' report on the consolidated
       accounts; in connection therewith, the President's
       account of the operations

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Approve to pay a dividend of SEK 5.50 per share           Mgmt          For                            For
       in cash; 14 APR 2008 as the record date to
       receive the cash dividend; payment of the cash
       dividend is expected to occur through VPC AB
       [Swedish Central Security Deposity] on 17 APR
       2008

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the President from liability

12.    Approve to determine the number of Members and            Mgmt          For                            For
       Deputy Members of the Board of Directors to
       be elected by the meeting

13.    Approve the remuneration to be paid to the Board          Mgmt          For                            For
       of Directors

14.    Elect the Board of Directors                              Mgmt          For                            For

15.    Elect the Chairman of the Board, Mr. Finn Johnsson,       Mgmt          For                            For
       Mr. Carl-Olof By, representing AB Industrivarden,
       Mr. Lars Forberg, representing Violet Partners
       LP, Mr. Anders Oscarsson, representing SEB
       Fonder/Messrs. Trygg Forsakring and Thierry
       Moulonguet, representing Renault s.a.s., as
       the Members of the Election Committee and no
       fees shall be paid to the Members of the Election
       Committee

16.    Adopt the specified remuneration policy for               Mgmt          For                            For
       the Senior Executives

17.A   Approve a share-based incentive program 2008/2009         Mgmt          For                            For
       for the Senior Executives

17.B   Approve the transfer of repurchased shares in             Mgmt          For                            For
       the Company to the participants in the program




--------------------------------------------------------------------------------------------------------------------------
 VOLVO AKTIEBOLAGET                                                                          Agenda Number:  701477514
--------------------------------------------------------------------------------------------------------------------------
    Security:  928856202                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  SE0000115420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Unger, Lawyer, as the Chairman             Mgmt          For                            For
       of the meeting

3.     Approve the verification of the voting list               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the minutes-checkers and vote controllers           Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the work of the Board and the Board               Mgmt          For                            For
       Committees

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report as well as the consolidated accounts
       and the Auditors' report on the consolidated
       accounts; and in connection therewith, the
       President's account of the operations

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Approve that a dividend of SEK 5.50 per share             Mgmt          For                            For
       shall be paid in cash and that 14 APR 2008
       is the record date to receive the cash dividend;
       payment of the cash dividend is expected to
       occur through VPC AB [Swedish Central Security
       Depository] on 17 APR 2008

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and to the President from liability

12.    Approve to determine the number of Members and            Mgmt          For                            For
       Deputy Members of the Board of Directors to
       be elected by the meeting

13.    Approve the remuneration to be paid to the Board          Mgmt          For                            For
       of Directors

14.    Elect the Board of Directors                              Mgmt          For                            For

15.    Elect the Chairman of the Board, Mr. Finn Johnsson,       Mgmt          For                            For
       Messrs. Carl-Olof By, representing AB Industrivarden,
       Lars Forberg, representing Violet Partners
       LP, Anders Oscarsson, representing SEB Fonder
       / Trygg Forsakring and Thierry Moulonguet,
       representing Ranault s.a.s., as the Members
       of the Election Committee and approve that
       no fees shall be paid to the Members of the
       Election Committee

16.    Approve a Remuneration Policy for the Senior              Mgmt          For                            For
       Executives

17.A   Approve, after preparation of the proposal by             Mgmt          For                            For
       the Remuneration Committee, to implement a
       share-based incentive program during the second
       financial quarter of 2008 [ the Program] for
       Senior Executives within the Volvo Group

17.B   Approve the transfer of shares in the Company             Mgmt          For                            For
       held by the Company itself at any time to the
       participants in order to fulfill the Company's
       undertakings in accordance with the Program
       on the specified terms




--------------------------------------------------------------------------------------------------------------------------
 WACKER CHEMIE AG, MUENCHEN                                                                  Agenda Number:  701509878
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9540Z106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE000WCH8881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,092,933,151.38 as follows:
       payment of a dividend of EUR 2.25 plus a special
       dividend of EUR 0.75 per no-par share EUR 617,000,000
       shall be allocated to the revenue reserves
       EUR 326,899,202.38 shall be carried forward
       ex-dividend and payable date: 09 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY               Mgmt          For                            For
       : KPMG Deutsche Treuha Nd-Gesellschaft AG,
       Munich

6.a    Elect Mr. Matthias Biebl to the Supervisory               Mgmt          For                            For
       Board

6.b    Elect Dr. Werner Biebl to the Supervisory Board           Mgmt          For                            For

6.c    Elect Mr. Franz-Josef Kortuem to the Supervisory          Mgmt          For                            For
       Board

6.d    Elect Dr. Thomas Struengmann to the Supervisory           Mgmt          For                            For
       Board

6.e    Elect Dr. Bernd Voss to the Supervisory Board             Mgmt          Against                        Against

6.f    Elect Dr. Peter-Alexander Wacker to the Supervisory       Mgmt          For                            For
       Board

6.g    Elect Dr. Susanne Weiss to the Supervisory Board          Mgmt          For                            For

6.h    Elect Prof. Dr. Ernst-Ludwig Winnacker to the             Mgmt          For                            For
       Supervisory Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       07 NOV 2009; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board and the corresponding
       amendment to the Articles of Association Members
       of the Supervisory Board shall receive a fixed
       annual remuneration of EUR 25,000




--------------------------------------------------------------------------------------------------------------------------
 WENDEL, PARIS                                                                               Agenda Number:  701575853
--------------------------------------------------------------------------------------------------------------------------
    Security:  F98370103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  FR0000121204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approves the company's financial
       statements for the YE in DEC 2007, as presented,
       income for the FY: EUR 1,008,635,789.68

2.     Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting income for the
       FY: EUR 879,282,000.00

3.     Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 1,008,635,789.68 retained earnings:
       EUR 249,999,300.00 distributable income: EUR
       1,258,635,089.68 dividends: EUR 100,636,800.00
       other reserves: EUR 629,072,569.39 legal reserve:
       EUR 9,685.20 retained earnings: EUR 528,916,035.09
       the shareholders will receive a net dividend
       of EUR 2.00 per share, and will entitle to
       the 40 % deduction provided by the French Tax
       Code, this dividend will be paid on 16 JUN
       2008.in the event that the company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last 3 FY's, the dividends paid, were as
       follows: EUR 1.15 for FY2004 EUR 2.00 for FY2005
       EUR 2.00 for FY2006 EUR 2.00 for FY 2007

4.     Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.86 of
       the French Commercial Code, approves the said
       report and the agreements referred to therein

5.     Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Marc Janodet as a Member of Supervisory Board
       for a 4 year period

6.     Approve to renew the appointment of Mr. Francois          Mgmt          Against                        Against
       De Mitry as a Member of Supervisory Board for
       a 4 year period

7.     Approve to renew the appointment of Mr. Francois          Mgmt          For                            For
       De Wendel as a Member of Supervisory Board
       for a 4 year period

8.     Appoint Mr. Frederic Lemoine as a Member of               Mgmt          For                            For
       Supervisory Board for a 4 year period

9.     Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Francois Serval as a Deputy Auditor for a 6
       year period

10.    Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 160.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 805,094,400.00. [Authorization
       is given for a 18 month period] this delegation
       of powers supersedes any and all earlier delegations
       to the same effect, to take all necessary measures
       and accomplish all necessary formalities

11.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 WESFARMERS LTD, PERTH WA                                                                    Agenda Number:  701379910
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q95870103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  AU000000WES1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and of the Auditors for the
       YE 30 JUN 2007

2.A.1  Re-elect Mr. Colin Carter as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.A.2  Re-elect Mr. James Graham as a Director, who              Mgmt          Against                        Against
       retires by rotation in accordance with the
       Company's Constitution

2.A.3  Re-elect Mr. David White as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.A.4  Elect Mr. Anthony [Tony] Howarth as a Director,           Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution and the ASX Listing Rules

2.B    Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

2.C    Approve to increase, with effect from 01 JAN              Mgmt          For                            For
       2008, the total amount that may be provided
       to the Non-Executive Directors by way of remuneration
       for their services as Directors of the Company
       by the amount of AUD 750,000 to AUD 3,000,000
       [inclusive of statutory entitlements] per FY

S.3A   Approve Coles Group Limited [ABN 11 004 089               Mgmt          For                            For
       936] and its wholly-owned subsidiaries financially
       assisting the acquisition of the shares in
       Coles Group Limited by Wesfarmers Retail Holdings
       Pty Ltd, by acceding as guarantors to a Guarantee
       Deed Poll granted by the Company and certain
       of its wholly-owned subsidiaries as guarantors

S.3B   Amend the Constitution, with effect from the              Mgmt          For                            For
       close of the meeting, to allow for direct voting
       by making the amendments as specified




--------------------------------------------------------------------------------------------------------------------------
 WEST JAPAN RAILWAY COMPANY                                                                  Agenda Number:  701603638
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95094108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3659000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701556459
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q97062105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to discuss the Company's financial statements     Non-Voting
       and reports for the YE 31 DEC 2007

2.     Approve the Company's remuneration report for             Mgmt          Against                        Against
       the YE 31 DEC 2007

3.     Re-elect Mr. Frank P. Lowy AC, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

4.     Re-elect Mr. David H. Lowy AM, as a Director              Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

5.     Re-elect Mr. David M. Gonski AC, as a Director            Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

6.     Appoint Prof. Judith Sloan, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

7.     Appoint Mr. John McFarlane, as a Director, who            Mgmt          For                            For
       was appointed by the Directors during the year
       as a Director expires at the conclusion of
       the AGM of the Company

8.     Approve, for the purposes of Listing Rule 10.17           Mgmt          For                            For
       and Article 10.9[a] of the Constitution of
       the Company, the maximum aggregate fees payable
       to Directors be increased by AUD 700,000 from
       AUD 1.8 million to AUD 2.5 million per annum




--------------------------------------------------------------------------------------------------------------------------
 WESTON GEORGE LTD                                                                           Agenda Number:  701537461
--------------------------------------------------------------------------------------------------------------------------
    Security:  961148509                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  CA9611485090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors                                       Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701405929
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q97417101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Dec-2007
        ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditors' report of Westpac
       for the YE 30 SEP 2007

2.a    Re-elect Mr. Edward [Tad] Alfred Evans as a               Mgmt          For                            For
       Director of Westpac Banking Corporation, who
       retires in accordance with Articles 9.2 and
       9.3 of the Constitution

2.b    Re-elect Mr. Gordon McKellar Cairns as a Director         Mgmt          For                            For
       of Westpac Banking Corporation, who retires
       in accordance with Articles 9.2 and 9.3 of
       the Constitution

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to grant the restricted shares under
       the Chief Executive Officer Restricted Share
       Plan and grant of performance share rights
       and performance options under the Chief Executive
       Officer Performance Plan to the future Managing
       Director and the Chief Executive Officer, Mr.
       Gail Kelly, as specified

S.4    Amend the Westpac Constitution as specified               Mgmt          For                            For

5.     Adopt the annual remuneration report for the              Mgmt          For                            For
       YE 30 SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK AND COMPANY LTD                                                                    Agenda Number:  701563846
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9553V106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0020000177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the 9 months ended 31 DEC 2007

2.     Declare a final dividend for the 9 months ended           Mgmt          Abstain                        Against
       31 DEC 2007

3.A    Re-elect Mr. B.M. Chang as a Director                     Mgmt          Against                        Against

3.B    Re-elect Mr. Gonzaga W.J. Li as a Director                Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on the Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company; and the nominal amount of share capital
       repurchased [up to 10% of the aggregate nominal
       amount of the issued share capital], otherwise
       than pursuant to i) any Executive or employee
       Share option or incentive Scheme; ii) a rights
       issue; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with the additional shares pursuant
       to Resolution 6 as specified, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased pursuant to Resolution
       5 as specified, provided that such amount does
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 WHITBREAD PLC, LUTON BEDFORDSHIRE                                                           Agenda Number:  701403747
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9606P197                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Nov-2007
        ISIN:  GB00B1KJJ408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to renew the Company's authority to               Mgmt          For                            For
       make market purchases of its ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 WHITBREAD PLC, LUTON BEDFORDSHIRE                                                           Agenda Number:  701592099
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9606P197                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  GB00B1KJJ408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts for the            Mgmt          For                            For
       YE 28 FEB 2008

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend of 26.90p per ordinary           Mgmt          For                            For
       share

4.     Elect Mr. Wendy Becker as a Director                      Mgmt          For                            For

5.     Elect Mr. Stephen Williams as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Charles Gurassa as a Director                Mgmt          For                            For

7.     Re-elect Mr. Phillip Clarke as a Director                 Mgmt          Against                        Against

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          Against                        Against
       and authorize the Directors to set the Auditor's
       remuneration

9.     Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot shares

S.10   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot equity securities for cash
       other than on a pro rata basis including the
       authority to sell treasury shares

S.11   Approve to give the Company authority to purchase         Mgmt          For                            For
       its ordinary shares

S.12   Approve to give the Company to purchase its               Mgmt          For                            For
       C shares

S.13   Adopt the New Articles of Association                     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AUDITORS' NAME IN RESOLUTION 8. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WIENER STAEDTISCHE VERSICHERUNGS AG VIENNA, WIEN                                            Agenda Number:  701506074
--------------------------------------------------------------------------------------------------------------------------
    Security:  A9T907104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  AT0000908504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the presentation of the annual report             Mgmt          For                            For
       and allocation of the net income for 2007

2.     Approve the formal actions of the Board of Directors      Mgmt          For                            For
       and the Supervisory Board for the FY 2007

3.     Elect the Auditor for 2009                                Mgmt          For                            For

4.     Amend the paragraph 4 of the Company Charter              Mgmt          Against                        Against

5.     Approve the authorization of the Managing Board           Mgmt          For                            For
       to issue EUR 2.000.000.000, participating Bonds
       due 174

6.     Amend the authorization of the Managing Board             Mgmt          Against                        Against
       from 24 MAY 2005 to issue 2.000.000.000, participating
       Bonds due 174

7.     Amend the Company Charter paragraph 4                     Mgmt          Against                        Against

8.     Approve the repurchase of the Company shares              Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 WIENERBERGER BAUSTOFFINDUSTRIE AKTIENGESELLSCHAFT                                           Agenda Number:  701539100
--------------------------------------------------------------------------------------------------------------------------
    Security:  A95384110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  AT0000831706
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Presentation of the approved Annual Financial             Non-Voting
       Statements for the 2007 Business Year and Review
       of Operations for the Company, which was  combined
       with the Review of Operations for the Group,
       as well as the Consolidated Financial Statements
       for the 2007 Business Year and Report of the
       Supervisory Board on the 2007 Business Year

2.     Recommendation for the Distribution of Profit             Mgmt          For                            For
       as shown in the Annual Financial Statements
       for 2007

3.A    Release of the Managing Board from liability              Mgmt          For                            For
       for the 2007 Business Year

3.B    Release of the Supervisory Board from liability           Mgmt          For                            For
       for the 2007 Business Year

4.     Election of the auditor for the 2008 Business             Mgmt          For                            For
       Year

5.A    Elections to the Supervisory Board: Claus Raidl           Mgmt          For                            For

5.B    Elections to the Supervisory Board: Christian             Mgmt          For                            For
       Dumolin

6.     Amendment to Paragraph 2 of the Articles of               Mgmt          For                            For
       Association

7.     Amendment to Paragraphs 4, 10, 15, 24 and 25              Mgmt          For                            For
       of the Articles of Association

8.     Authorization of the Managing Board to purchase           Mgmt          For                            For
       treasury stock




--------------------------------------------------------------------------------------------------------------------------
 WILLIAM HILL PLC                                                                            Agenda Number:  701521393
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9645P117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0031698896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the 53 weeks ended 01 JAN 2008

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 15.5 pence for each           Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. Charles Scott as a Director, who             Mgmt          For                            For
       offer himself under the Company's Articles
       of Association

5.     Re-elect Mr. Barry Gibson as a Director, who              Mgmt          For                            For
       offer himself under the Company's Articles
       of Association

6.     Elect Mr. Ralph Topping as a Director, to the             Mgmt          For                            For
       Board since the last AGM

7.     Elect Mr. Ian Spearing as a Director, to the              Mgmt          For                            For
       Board since the last AGM

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       of the Company until the conclusion of the
       next AGM of the Company at which accounts are
       laid

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

10.    Authorize the Directors, that in place of the             Mgmt          For                            For
       authority given by way of the ordinary resolution
       of the Company dated 17 MAY 2007, pursuant
       to Section 80 of the Companies Act 1985, to
       allot relevant securities [Section 80] up to
       an aggregate nominal amount of GBP 11,577,658;
       [Authority expires at the end of the next AGM
       of the Company after the date on which this
       resolution is passed]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

11.    Authorize the Company to make donations to EU             Mgmt          For                            For
       political organizations not exceeding GBP 35,000
       in total and to incur EU political expenditure
       not exceeding GBP 35,000 in total; [Authority
       expires during the period beginning with the
       date of the 2008 AGM and ending at the conclusion
       of the day on which the 2009 AGM is held];
       and for the purposes of this resolution, donations,
       EU political organizations and EU political
       expenditure have the meanings given to them
       in Sections 363 to 365 of the Companies Act
       2006

12.    Authorize the Company, William Hill Organization          Mgmt          For                            For
       Limited, being a wholly owned subsidiary of
       the Company, to make donations to EU political
       organizations not exceeding GBP 35,000 in total
       and to incur EU political expenditure not exceeding
       GBP 35,000 in total; [Authority expires during
       the period beginning with the date of the 2008
       AGM and ending at the conclusion of the day
       on which the 2009 AGM is held]; and for the
       purposes of this resolution, donations, EU
       political organizations and EU political expenditure
       have the meanings given to them in Sections
       363 to 365 of the Companies Act 2006

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 in the notice of the meeting
       the Directors and pursuant to Section 95 of
       the Companies Act 1985 [the Act], to allot
       equity securities [Section 94(2) to Section
       94(3A) of the Act] for cash, pursuant to the
       authority conferred by Resolution 10 in the
       notice of the meeting as if Section 89(1) of
       the Act, provided that this power is limited
       to the allotment of equity securities: i) in
       connection with an issue in favor of the holder
       of the ordinary shareholders; up to an aggregate
       nominal amount of GBP 1,736,648; [Authority
       expires at the end of the next AGM of the Company
       after the date on which this resolution is
       passed]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of that offer or agreement made
       prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of ordinary shares of 10 pence each in the
       Company [ordinary share] subject to the following
       conditions: a)the maximum aggregate number
       of ordinary shares to be purchased is 34,732,976,
       representing 10% of the Company's issued ordinary
       share capital; b) the minimum price [exclusive
       of expenses] which may be paid for an ordinary
       share is 10 pence[ being the nominal value
       of an ordinary share]; c) the maximum price
       [exclusive of expenses] which may be paid for
       each ordinary share is higher of: i) an amount
       equal to 105% of the average of the middle
       market quotations for the ordinary shares as
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days immediately
       preceding the day on which the share is contracted
       to be purchased; ii) an amount equal to the
       higher of the price of the last independent
       trade of an ordinary share and the highest
       current independent bid for an ordinary share
       as derived from the London Stock Exchange Trading
       System [SETS]; [Authority shall expire at the
       close of the AGM of the Company held in 2009];
       the Company, before the expiry, may make a
       contract to purchase shares under this authority
       which will or may be executed wholly or partly
       after such expiry

S.15   Approve, with effect from 01 OCT 2008, or such            Mgmt          For                            For
       later date as Section 175 of the Companies
       Act 2006 shall be brought into force, Articles
       146,147 and 159 to 161 of the existing Articles
       of Association be deleted and new Articles
       159 to 179 as specified be included and the
       existing Articles 162 to 214 be renumbered
       accordingly




--------------------------------------------------------------------------------------------------------------------------
 WITAN INVESTMENT TRUST PLC, LONDON                                                          Agenda Number:  701430528
--------------------------------------------------------------------------------------------------------------------------
    Security:  G97249109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Jan-2008
        ISIN:  GB0009744060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to 33,885,269 Ordinary Shares [representing
       approximately 14.99% of the issued Ordinary
       Shares capital of the Company at 04 DEC 2007]
       of 25p each in the capital of the Company [Ordinary
       Shares], at a minimum price of 25p [exclusive
       of expenses] and equal to 105% of the average
       middle market quotations for an Ordinary Share
       taken from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days on which the Company agrees to purchase
       the Ordinary Share, or such other amount as
       may be specified by the UK Listing Authority
       from time to time; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2008]; the Company, before the expiry, may
       make a contract to purchase Ordinary Shares
       which will or may be executed wholly or partly
       after such expiry and may make a purchase of
       Ordinary Shares pursuant to any such contract




--------------------------------------------------------------------------------------------------------------------------
 WM MORRISON SUPERMARKETS PLC, BRADFORD                                                      Agenda Number:  701570497
--------------------------------------------------------------------------------------------------------------------------
    Security:  G62748119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  GB0006043169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors report and the audited              Mgmt          For                            For
       financial statement for the 52 weeks ended
       03 FEB 2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the 52 weeks ended 03 FEB 2008

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Sir Ian Gibson                                   Mgmt          For                            For

5.     Re-elect Mr. Richard Pennycook                            Mgmt          For                            For

6.     Re-elect Mr. Mark Gunter                                  Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

S.8    Authorize the Directors to make market purchases          Mgmt          For                            For
       of the Company's shares

9.     Authorize the Directors to allot securities               Mgmt          For                            For

S.10   Authorize the Directors to allot securities               Mgmt          For                            For
       otherwise than in accordance with Section 89
       of the Companies Act

S.11   Amend the Articles of the Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WOLSELEY PLC                                                                                Agenda Number:  701398213
--------------------------------------------------------------------------------------------------------------------------
    Security:  G97278108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  GB0009764027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' annual report            Mgmt          For                            For
       and accounts and the Auditors report thereon
       for the YE 31 JUL 2007

2.     Receive and adopt the Directors' remuneration             Mgmt          For                            For
       report for the YE 31 JUL 2007

3.     Declare a final dividend of 21.55 pence per               Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. Andrew Duff as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. Claude Chip Hornsby as a Director            Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Jim Murray as a Director of the              Mgmt          For                            For
       Company

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company's Auditors, until the conclusion of
       the next AGM of the Company

8.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       [Section 80 of the Companies Act 1985 (the
       Act)] up to a maximum nominal amount of GBP
       34,703,160; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 15 months]; and the Board may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94 of the
       Act] for cash, at any time when they are generally
       authorized for the purposes of Section 80 of
       the Act, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities: 1) in connection with,
       or pursuant to, a rights issue in favor of
       ordinary shareholders; 2) up to an aggregate
       nominal amount of GBP 8,264,842 equal 5% of
       the issued ordinary share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, in accordance with Part            Mgmt          For                            For
       VII of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to 66,118,736 ordinary shares of 25 pence
       each in the capital of the Company, at a minimum
       price of 25 pence, and not more than 105% of
       the average middle market quotations for the
       ordinary shares of the Company derived from
       the London Stock Exchange Daily Official List,
       on the 5 business days preceding the day on
       which ordinary share is purchased; [Authority
       expires at the conclusion of the next AGM of
       the Company]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

12.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes its subsidiary during the period
       to this Resolution relates, during the period
       commencing on the date of this AGM and ending
       on the date of the Company's next AGM to: make
       political donations to political parties, make
       political donations to political organizations
       other than political parties; and/or incur
       political expenditure, in a total amount not
       exceeding of GBP 125,000

13.    Approve, pursuant to Regulation 111 of the Articles       Mgmt          For                            For
       of Association of the Company, the total fees
       payable, in aggregate, to the Non Executive
       Directors be increased to GBP 1,000,000 per
       annum

S.14   Amend the Articles of Association of the Company          Mgmt          For                            For
       by making the alterations marked on the print
       of the Articles of Association produced to
       the meeting marked A and intialled by the Chairman
       for the purposes of identification with effect
       from the conclusion of the meeting

S.15   Amend the Articles of Association of the Company          Mgmt          For                            For
       with effect from [and including] 01 OCT 2008
       by making the alterations marked on the print
       of the Articles of Association produced to
       the meeting marked B and intialled by the Chairman
       for the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 WOLTERS KLUWER NV                                                                           Agenda Number:  701502848
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV09931                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  NL0000395903
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.A    Receive the report of the Executive Board for             Non-Voting
       2007

2.B    Receive the report of the Supervisory Board               Non-Voting
       for 2007

3.A    Adopt the financial statements for 2007 as included       Mgmt          For                            For
       in the annual reports for 2007

3.B    Approve to distribute a dividend of EUR 0.64              Mgmt          For                            For
       per ordinary share in, or at the option if
       the holders of ordinary shares, in the form
       of ordinary shares

4.A    Approve to release the Members of the Executive           Mgmt          For                            For
       Board and the Supervisory Board from liability
       for the exercise of their duties, as stipulated
       in Article 28 of the Articles of Association

4.B    Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board from liability for the exercise of their
       duties, as stipulated in Article 28 of the
       Articles of Association

5.     Re-appoint Mr. H. Scheffers as a Member if the            Mgmt          For                            For
       Supervisory Board

6.     Approve to extend the authority to the Executive          Mgmt          For                            For
       Board to issue shares and/or grant rights to
       subscribe for shares and to restrict or exclude
       pre-emptive rights

7.     Authorize the Executive Board to acquire own              Mgmt          For                            For
       shares

8.     Approve to reduce the capital through cancellation        Mgmt          For                            For
       of own shares

9.     Approve to publish the regulated information              Mgmt          For                            For
       exclusively in the English language

10.    Any other business                                        Non-Voting

11.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WOODSIDE PETE LTD                                                                           Agenda Number:  701495853
--------------------------------------------------------------------------------------------------------------------------
    Security:  980228100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  AU000000WPL2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2007

2.a    Re-elect Dr. Andrew Jamieson as a Director                Mgmt          For                            For

2.b    Elect Mr. Tan Sri Dato' Megat Zaharuddin bin              Mgmt          For                            For
       Megat Mohd Nor [Din Megat] as a Director

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

4.     Ratify the establishment and operation of the             Mgmt          For                            For
       following Employee Share Plans: a) Woodside
       Share Purchase Plan [introduced AUG 2007],
       as specified in the remuneration report for
       the YE 31 DEC 2007; b) Equity-based Retention
       Plan for the Senior Executives [introduced
       MAR 2007], as specified in the remuneration
       report for the YE 31 DEC 2007 and c) Woodside
       Employee Share Award Plan [introduced MAY 2007],
       as specified in point 4.1(c) of the explanatory
       Memorandum

S.5    Approve and adopt the Constitution tabled at              Mgmt          For                            For
       the AGM and signed by the Chairman of the Meeting
       for the purpose of identification as Constitution
       of the Company, in place of the current Constitution

6.     Approve, for the purpose of Listing Rule 10.1             Mgmt          For                            For
       and for all other purposes, the Proposed Transaction
       involving: a) the acquisition by Woodside Energy
       Ltd. [WEL] from Shell Development [Australia]
       Proprietary Ltd [SDA] of the NWS Oil Interests
       in consideration of the payment of USD 388.5
       million [as adjusted in accordance with the
       Sale and Purchase Agreement] and otherwise
       on the terms as specified; b) the acquisition
       by WEL from SDA of the future NWS Oil Interests
       in consideration of the payment of USD 10 million
       and otherwise on the terms as specified and
       c) the grant of rights by WEL to Shell Exploration
       Company B.V. [SEC] on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS LTD, BAULKHAM HILLS NSW                                                          Agenda Number:  701387727
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q98418108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000WOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Non-Voting
       the Company and the reports of the Directors
       and the Auditor for the FYE 24 JUN 2007

2.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the FYE 24 JUN
       2007

3.a    Re-elect Ms. Diane Jennifer Grady as a Director,          Mgmt          For                            For
       who retires by rotation in accordance with
       Article 10.3 of the Company's Constitution

3.b    Elect Mr. Ian John Macfarlane as a Director,              Mgmt          For                            For
       in accordance with Article 10.7 of the Company's
       Constitution

3.c    Elect Ms. Alison Mary Watkins as a Director,              Mgmt          For                            For
       in accordance with Article 10.7 of the Company's
       Constitution

4.     Approve the Woolworths Long Term Incentive Plan           Mgmt          For                            For
       [Plan] as specified, for all purposes [including
       the issue of securities under the Plan for
       the purposes of Australian Securities Exchange
       Listing Rule 7.2, Exception 9]

5.     Approve, in accordance with Australian Securities         Mgmt          For                            For
       Exchange Listing Rule 10.17 and the Company's
       Constitution, to increase the aggregate maximum
       amount of remuneration of the Non-Executive
       Directors from AUD 1,250,000 per annum to AUD
       3,000,000 per annum

s.6    Approve that the Constitution of the Company              Mgmt          Against                        Against
       is repealed and a Constitution in the form
       tabled at the meeting is adopted as the Constitution
       of the Company, with effect from the close
       of this meeting




--------------------------------------------------------------------------------------------------------------------------
 WPP GROUP PLC, HYTHE KENT                                                                   Agenda Number:  701428206
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9787H105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  GB00B0J6N107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to defer the satisfaction of the awards           Mgmt          For                            For
       due to Sir Martin Sorrell under the WPP Group
       Plc 2004 Leadership Equity Acquisition Plan
       [2004 LEAP] granted in 2004 by amending the
       terms of the awards in the form as specified,
       the principal terms as specified; and authorize
       the Board of Directors of the Company acting
       through its Compensation Committee to do all
       such acts and things which it may consider
       necessary or expedient for the purposes of
       carrying the deferrals into effect

2.     Approve to defer the satisfaction of the awards           Mgmt          For                            For
       due to Sir Martin Sorrell under the Deferred
       Stock Units Awards Agreements dated 16 AUG
       2004 by amending the terms of the Deferred
       Stock Units Awards Agreements in the form as
       specified, the principal terms as specified;
       and authorize the Board of Directors of the
       Company acting through its Compensation Committee
       to do all such acts and things which it may
       consider necessary or expedient for the purposes
       of carrying the deferral into effect




--------------------------------------------------------------------------------------------------------------------------
 WPP GROUP PLC, HYTHE KENT                                                                   Agenda Number:  701601987
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9787H105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  GB00B0J6N107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited accounts                  Mgmt          For                            For

2.     Declare a final dividend of 9.13 pence per ordinary       Mgmt          For                            For
       share

3.     Elect Mr. Timothy Shriver as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Orit Gadiesh as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Stanley Morten as a Director                 Mgmt          For                            For

6.     Re-elect Mr. Koichiro Naganuma as a Director              Mgmt          Against                        Against

7.     Re-elect Mr. Esther Dyson as a Director                   Mgmt          For                            For

8.     Re-elect Mr. John Queich as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Mark Read as a Director                      Mgmt          For                            For

10.    Re-elect Mr. Paul Spencer as a Director                   Mgmt          For                            For

11.    Re-elect Sir Martin Sorrell as a Director                 Mgmt          For                            For

12.    Reappoint Deloitte Touche LLP as the Auditors             Mgmt          For                            For
       and authorize the Board to determine their
       remuneration

13.    Authorize the Directors to allot equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 43,812,326.40

S.14   Authorize the Company to purchase 117,155,289             Mgmt          For                            For
       ordinary shares

S.15   Grant authority to issue of equity or equity-linked       Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 5,867,764.45

16.    Approve the remuneration report of the Directors          Mgmt          For                            For

S.17   Approve the adoption of New Articles of Association       Mgmt          Against                        Against

S.18   Amend the New Articles of Association with effect         Mgmt          For                            For
       from 01 OCT 2008

19.    Amend the WPP Group plc annual bonus deferral             Mgmt          For                            For
       programme

20.    Approve the deferral of awards to Sir Martin              Mgmt          For                            For
       Sorrell under 2004 Leap

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AUDITOR NAME IN RESOLUTION 12 AND AMOUNTS
       IN THE RESOLUTIONS 13, 14 AND 15. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 XSTRATA PLC, LONDON                                                                         Agenda Number:  701524870
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9826T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  GB0031411001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and financial         Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditors thereon for
       the YE 31 DEC 2007

2.     Declare a final dividend of USD 0.34 cents per            Mgmt          Abstain                        Against
       ordinary share in respect of the YE 31 DEC
       2007

3.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report as specified for the YE 31 DEC 2007

4.     Re-elect Mr. Willy Strothotte, as a Non-Executive         Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

5.     Re-elect Mr. Paul Hazen, as a Non-Executive               Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

6.     Re-elect Mr. Lan Strachan as a Non-Executive              Mgmt          Against                        Against
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

7.     Re-elect Mr. Claude Lamoureux, as a Non-Executive         Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          Against                        Against
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine the remuneration of
       the Auditors

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority, and pursuant by Article
       14 of the Company's Articles of Association,
       to allot relevant securities [Section 80] up
       to an amount of USD 161,944,486.00 [equivalent
       to 323,888,972 ordinary shares of USD 0.50
       each in the capital of the Company]; [Authority
       expires at the conclusion of the next AGM of
       the Company after the passing of this Resolution]

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority, pursuant by Article
       15 of the Company's Articles of Association,
       to allot equity securities, disapplying the
       statutory pre-emption rights [Section 89(1)]
       of the Companies Act 1985, and the amount is
       USD 24,291,673.00 [equivalent to 48,583,346
       ordinary shares of USD 0.50 each in the capital
       of the Company]; [Authority expires at the
       conclusion of the next AGM of the Company after
       the passing of this Resolution]

S.11   Amend the new form of Article of Association              Mgmt          For                            For
       of the Company produced to the meeting and
       initialed by the Chairman for the purpose of
       identification as New Articles 'A' [the 'New
       Article'] de adopted as the Article of Association
       of the Company with the effect from the conclusion
       of the meeting in substitution for, and to
       exclusion of, the existing Article of Association

S.12   Amend, subject to the passing Resolution 11,              Mgmt          For                            For
       that the proposed new form of Article of Association
       of the Company produced to the meeting and
       initialed by the Chairman for the purpose of
       identification as New Articles 'B' be adopted
       as the Article of Association of the Company
       with effect from the entry into force of Section
       175 of Companies Act 2006 at 00:01am on 01
       OCT 2008, in substitution for, and to the exclusion
       of, the New Articles

13.    Approve the amendments to the rules of the Xstrata        Mgmt          For                            For
       Plc added Value Incentive Plan, which are summarized
       as specified in the notice of AGM, and are
       shown in the copy of the rules produced to
       the meeting and initialed by the Chairman for
       the purpose of identification




--------------------------------------------------------------------------------------------------------------------------
 YAMADA DENKI CO.,LTD.                                                                       Agenda Number:  701598091
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95534103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3939000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

3.6    Appoint a Director                                        Mgmt          No vote

3.7    Appoint a Director                                        Mgmt          No vote

3.8    Appoint a Director                                        Mgmt          No vote

3.9    Appoint a Director                                        Mgmt          No vote

3.10   Appoint a Director                                        Mgmt          No vote

3.11   Appoint a Director                                        Mgmt          No vote

3.12   Appoint a Director                                        Mgmt          No vote

3.13   Appoint a Director                                        Mgmt          No vote

3.14   Appoint a Director                                        Mgmt          No vote

3.15   Appoint a Director                                        Mgmt          No vote

3.16   Appoint a Director                                        Mgmt          No vote

3.17   Appoint a Director                                        Mgmt          No vote

4.     Appoint a Corporate Auditor                               Mgmt          No vote

5.     Amend the Compensation to be received by Directors        Mgmt          No vote

6.     Approve Provision of Retirement Allowance for             Mgmt          No vote
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 YAMAHA CORPORATION                                                                          Agenda Number:  701607890
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95732103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3942600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMAHA MOTOR CO.,LTD.                                                                       Agenda Number:  701472235
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95776126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3942800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Director,       Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 YAMATO HOLDINGS CO.,LTD.                                                                    Agenda Number:  701608361
--------------------------------------------------------------------------------------------------------------------------
    Security:  J96612114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3940000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMAZAKI BAKING CO.,LTD.                                                                    Agenda Number:  701488036
--------------------------------------------------------------------------------------------------------------------------
    Security:  J96656103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3935600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

2.12   Appoint a Director                                        Mgmt          Against                        Against

2.13   Appoint a Director                                        Mgmt          Against                        Against

2.14   Appoint a Director                                        Mgmt          Against                        Against

2.15   Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5      Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 YARA INTL ASA                                                                               Agenda Number:  701541662
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9900C106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  NO0010208051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairperson of the meeting and a person         Mgmt          For                            For
       to co-sign the minutes of the general meeting

2.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for 2007 for Yara International ASA and the
       group, hereunder payment of dividends of NOK
       4.00 per share

3.     Approve the information about guidelines for              Mgmt          For                            For
       the remuneration of the members of the executive
       management

4.     Approve the remuneration to the Auditor                   Mgmt          For                            For

5.     Elect the members of the Board                            Mgmt          For                            For

6.     Approve the remuneration to the members of the            Mgmt          For                            For
       Board

7.     Elect the members of the Nomination Committee             Mgmt          For                            For
       and approve the remuneration to the Members
       of the Nomination Committee

8.     Approve the power of attorney from the general            Mgmt          Against                        Against
       meeting to the Board for acquisition of own
       shares

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 YOKOGAWA ELECTRIC CORPORATION                                                               Agenda Number:  701607876
--------------------------------------------------------------------------------------------------------------------------
    Security:  J97272124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3955000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YUE YUEN INDUSTRIAL (HOLDINGS) LTD                                                          Agenda Number:  701453730
--------------------------------------------------------------------------------------------------------------------------
    Security:  G98803144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Mar-2008
        ISIN:  BMG988031446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 SEP 2007

2.     Declare a final dividend of HKD 0.53 per share            Mgmt          For                            For
       for the YE 30 SEP 2007

3.1    Re-elect Mr. Tsai Chi Neng as a Director                  Mgmt          Against                        Against

3.2    Re-elect Mr. David N.F. Tsai as a Director                Mgmt          Against                        Against

3.3    Re-elect Miss. Tsai Pei Chun, Patty as a Director         Mgmt          Against                        Against

3.4    Re-elect Mr. John J.D.Sy as a Director                    Mgmt          Against                        Against

3.5    Re-elect Mr. Poon Yiu Kin, Samuel as a Director           Mgmt          Against                        Against

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Appoint the Auditors and authorize the Board              Mgmt          Against                        Against
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue otherwise than pursuant to
       a rights issue or the exercise of subscription
       rights under the Share Option Scheme of the
       Company; [Authority expires at the conclusion
       of the next AGM of the Company]

5.B    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its own shares during the relevant period,
       subject to and in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue; [Authority expires
       at the conclusion of the next AGM of the Company]

5.C    Approve, conditional upon the ordinary resolution         Mgmt          Against                        Against
       designated B, the aggregate nominal amount
       of the number of shares in the capital of the
       Company which are repurchased by the Company
       under the authority granted to the Directors
       of the Company as mentioned in that resolution
       shall be added to the aggregate nominal amount
       of share capital of the Company that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to the ordinary resolution designated
       A as specified




--------------------------------------------------------------------------------------------------------------------------
 YUE YUEN INDUSTRIAL (HOLDINGS) LTD                                                          Agenda Number:  701573722
--------------------------------------------------------------------------------------------------------------------------
    Security:  G98803144                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG988031446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the spin-off [Spin-off] of the interests          Mgmt          For                            For
       in the sportswear and footwear retail business
       currently operated by the Company and its subsidiaries
       by way of separate listing on the main Board
       of The Stock Exchange of Hong Kong Limited,
       details of which are contained in the circular
       of the Company dated 6 May, a copy of which
       has been produced to this Meeting marked A
       and initialled by the Chairman of the Meeting
       for the purpose of identification; authorize
       the Board of directors of the Company on behalf
       of the Company to approve and implement the
       Spin-off and all incidental maters and to take
       all actions in connection therewith or arising
       there from relating to the Spin-off as they
       may think fit including but not limited to
       the Company entering into: i) a reorganization
       agreement with Pou Sheng International [Holdings]
       Limited [Pou Sheng], Sports Group Limited,
       Jollyard Investments Limited and Mr. Huang
       Tsung Jen on 29 APR 2008 in relation to the
       restructuring exercise that will be undertaken
       in contemplation of the Spin-off pursuant to
       which Pou Sheng will become the holding Company
       of the business of the retail and wholesale
       of sportswear [including sports, casual/outdoor
       shoes, sports apparel and accessories] in the
       PRC, Taiwan and Hong Kong of the Company, a
       copy of which has been produced to this Meeting
       marked B and initialled by the chairman of
       the Meeting for the purpose of identification;
       (ii) a business separation deed with Pou Sheng
       governing the manufacturing operations of each
       of the Company and Pou Sheng, a copy of which
       has been produced to this Meeting marked C
       and initialled by the Chairman of the Meeting
       for the purpose of identification; and (iii)
       a deed of indemnity with Pou Sheng, Jollyard
       Investments Limited, Sports Group Limited and
       Mr. Huang Tsung Jen under which the Company
       agrees to provide indemnity in favour of Pou
       Sheng and its subsidiaries [Pou Sheng Group]
       in relation to certain taxation and properties
       of the Pou Sheng Group, a copy of which has
       been produced to this Meeting marked "D" and
       initialled by the chairman of the Meeting for
       the purpose of identification; approve the
       conditional upon the listing of the ordinary
       shares of HKD 0.01 each of Pou Sheng on The
       Stock Exchange of Hong Kong Limited: (i) the
       rules of the share option scheme of Pou Sheng
       (a copy of which has been produced to this
       Meeting marked E and initialled by the chairman
       of the Meeting for the purpose of identification]
       and authorize the directors of the Company
       to execute such documents and take such action
       as they deem appropriate for the foregoing
       purpose; and (ii)approve the rules of the share
       subscription plan of Pou Sheng [Share Subscription
       Plan] [a copy of which has been produced to
       this Meeting marked F and initialled by the
       Chairman of the Meeting for the purpose of
       identification] and authorize the Directors
       of the Company to execute such documents and
       take such action as they deem appropriate for
       the foregoing purpose

2.     Approve the conditional upon the passing of               Mgmt          For                            For
       the Resolution 1 of SGM of the Company dated
       06 MAY 2008 and on the listing of the ordinary
       shares of HKD 0.01 each [Shares] of Pou Sheng
       International [Holdings] Limited [Pou Sheng]
       on The Stock Exchange of Hong Kong Limited
       and the listing of, and permission to deal
       in, the Shares referred to below the issue
       and allotment of Shares under the Share Subscription
       Plan referred to in that notice of SGM at a
       price that is at a discount of 30% to the price
       at which Shares are offered to the public by
       Pou Sheng of Shares prior to its listing on
       that Stock Exchange of: (i) Shares representing
       a maximum of 0.525% of the total issued share
       capital of Pou Sheng immediately after listing
       of Pou Sheng under invitation to be made to
       Mr. Lee Chung Wen subject to the vesting condition
       as stated in the relevant invitation letter;
       (ii) Shares representing a maximum of 0.35%
       of the total issued share capital of Pou Sheng
       immediately after listing of Pou Sheng under
       invitation to be made to Mr. Huang Chun Hua
       subject to the vesting condition as stated
       in the relevant invitation letter; (iii) Shares
       representing a maximum of 0.42% of the total
       issued share capital of Pou Sheng immediately
       after listing of Pou Sheng under invitation
       to be made to Ms. Chang Karen Yi- Fen subject
       to the vesting condition as stated in the relevant
       invitation letter; (iv) Shares representing
       a maximum of 0.45% of the total issued share
       capital of Pou Sheng immediately after listing
       of Pou Sheng under invitation to be made to
       Mr. Lu Ning subject to the vesting condition
       as stated in the relevant invitation letter;
       and (v) Shares representing a maximum of 0.385%
       of the total issued share capital of Pou Sheng
       immediately after listing of Pou Sheng under
       invitation to be made to Mr. Ku Wen Hao subject
       to the vesting condition as stated in the relevant
       invitation letter and authorize the Directors
       of the Company generally to sign any documents
       and take any action as they may consider necessary
       or desirable to implement the transactions




--------------------------------------------------------------------------------------------------------------------------
 ZINIFEX LTD                                                                                 Agenda Number:  701582543
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9899H109                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  16-Jun-2008
        ISIN:  AU000000ZFX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act, the Scheme
       of Arrangement proposed between Zinifex and
       the holders of its ordinary shares [with or
       without modification as approved by the Supreme
       Court of Victoria]




--------------------------------------------------------------------------------------------------------------------------
 ZURICH FINANCIAL SERVICES, ZUERICH                                                          Agenda Number:  701478960
--------------------------------------------------------------------------------------------------------------------------
    Security:  H9870Y105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  CH0011075394
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 437454 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report including remuneration          Mgmt          For                            For
       report, the annual financial statements and
       consolidated financial statements for 2007

2.     Approve the appropriation of the available earnings       Mgmt          For                            For
       of Zurich Financial Services for 2007

3.     Approve to release the Members of the Board               Mgmt          For                            For
       of Directors and the Group Executive Committee

4.     Approve the share capital reduction and amend             Mgmt          For                            For
       the Article 5 of the Articles of Incorporation

5.     Approve to extend the authorized share capital            Mgmt          For                            For
       and amend the Article 5 BIS Paragraph 1 of
       the Articles of Incorporation

6.     Approve the editorial change to the Articles              Mgmt          For                            For
       of Incorporation [Articles 10 and 25]

7.1.1  Elect Ms. Susan Bies as a Director                        Mgmt          For                            For

7.1.2  Elect Mr. Victor Chu as a Director                        Mgmt          For                            For

7.1.3  Re-elect Mr. Manfred Gentz as a Director                  Mgmt          For                            For

7.1.4  Re-elect Mr. Fred Kindle as a Director                    Mgmt          For                            For

7.1.5  Re-elect Mr. Tom De Swaan as a Director                   Mgmt          For                            For

7.2    Ratify PricewaterhouseCoopers AG as the Auditors          Mgmt          For                            For

7.3    Ratify OBT AG as Special Auditors                         Mgmt          For                            For



PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
--------------------------------------------------------------------------------------------------------------------------
 A-TEC INDUSTRIES AG                                                                         Agenda Number:  701603296
--------------------------------------------------------------------------------------------------------------------------
    Security:  A9898H107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  AT00000ATEC9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual and Group          Mgmt          For                            For
       report, reporting of the Management Board and
       Supervisory Board for the FY 2007

2.     Approve the allocation of the net income                  Mgmt          Abstain                        Against

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board

4.     Approve the remuneration for the Supervisory              Mgmt          For                            For
       Board

5.     Elect the Supervisory Board                               Mgmt          Abstain                        Against

6.     Elect the Auditor for the business year 2008              Mgmt          For                            For

7.     Approve the increasing of the nominal capital             Mgmt          Against                        Against
       to EUR 26,400,00,00

8.     Authorize the Management Board for increasing             Mgmt          Against                        Against
       the nominal capital up to EUR 12,300,000.00
       by issuing new shares within the next 5 years

9.     Approve the authorization for purchasing own              Mgmt          Against                        Against
       shares: a) to divest them also off-market and/or
       b) collect them without any decision of an
       AGM




--------------------------------------------------------------------------------------------------------------------------
 A/S DAMPSKIBSSELSKABET TORM                                                                 Agenda Number:  701514552
--------------------------------------------------------------------------------------------------------------------------
    Security:  K1998G104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  DK0060082915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Directors report on the activities            Mgmt          Abstain                        Against
       of the Company in the past year

2.     Adopt the annual report                                   Mgmt          For                            For

3.     Approve the appropriation of profits or provision         Mgmt          For                            For
       for losses in accordance with the adopted annual
       report

4.     Elect the Members to the Board of Directors               Mgmt          For                            For

5.     Appoint the Auditor/Auditors                              Mgmt          For                            For

6.a    Approve to prolong the authorization to increase          Mgmt          Abstain                        Against
       the share capital, cf Article 2[3] of the Articles
       of Association from 01 APR 2012 to 01 APR 2013,
       as specified

6.b    Adopt the overall guidelines for the Company's            Mgmt          For                            For
       incentive schemes to Members of the Board of
       Directors and Management Board

6.c    Authorize the Board of Directors to let the               Mgmt          For                            For
       Company acquire its own shares in the period
       until the next AGM within 10% of the issued
       share capital at the market price prevailing
       at the time of acquisition subject to a deviation
       of up to 10%

6.d    Authorize the Board of Directors to apply for             Mgmt          For                            For
       registration of the resolutions passed and
       to make any such amendments thereto as may
       be required or requested by the Danish Commerce
       and Companies Agency, the Danish Financial
       Supervisory Authority, OMX Nordic Exchange
       Copenhagen or any other public authority as
       a condition for registration

7.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AALBERTS INDUSTRIES NV, LANGBROEK                                                           Agenda Number:  701529983
--------------------------------------------------------------------------------------------------------------------------
    Security:  N00089271                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0000852564
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Opening                                                   Non-Voting

2.     Receive the report of the Management Board for            Mgmt          Abstain                        Against
       the 2007 FY

3.     Adopt the 2007 Company and consolidated financial         Mgmt          For                            For
       statements 2007

4.     Approve to reserves and dividend policy                   Mgmt          Abstain                        Against

5.     Adopt the dividend for the 2007 FY                        Mgmt          For                            For

6.     Grant Discharge to the Management Board                   Mgmt          For                            For

7.     Grant Discharge to the Supervisory Board                  Mgmt          For                            For

8.     Adopt the remuneration for the Supervisory Board          Mgmt          For                            For

9.     Authorize the Management Board to purchase the            Mgmt          For                            For
       Company's own shares

10.    Approve to reduce the issued capital by withdrawing       Mgmt          For                            For
       purchased preference shares

11.    Approve the composition of the Supervisory Board          Mgmt          Abstain                        Against

12.    Appoint the Auditor                                       Mgmt          For                            For

13.    Other business                                            Non-Voting

14.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AAREAL BANK AG, WIESBADEN                                                                   Agenda Number:  701525858
--------------------------------------------------------------------------------------------------------------------------
    Security:  D00379111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005408116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          Abstain                        Against
       profit of EUR 142,877,579.50 as follows: payment
       of a dividend of EUR 0.50 per no-par share
       EUR 121,500,0000 shall be allocated to the
       other revenue reserves ex-dividend and payable
       date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Resolution on the creation of new authorized              Mgmt          Against                        Against
       capital, and the Corresponding amendment to
       the Article of Association of the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 12,826,545
       through the issue of up to 4,275,515 new bearer
       no-par shares against payment in cash or kind,
       on or before 20 MAY 2013; shareholders shall
       be granted subscription rights except for a
       capital increase of up to 10% of the Company's
       share capital against payment in cash if the
       new shares are issued at a price not materially
       be low their market price, for a capital increase
       against payment in kind , for the granting
       of such rights to bondholders, for the issue
       of Employee shares of up to EUR 4,000,000,
       and for residual amounts

7.     Resolution on the revocation of the authorization         Mgmt          Against                        Against
       to issue bonds and the corresponding contingent
       capital, the authorization to issue convenience
       and/or warrant bonds, the creation of contingent
       capital, and the corresponding amendment to
       the Article of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer and/or
       registered bonds of up to EUR 600,000,000,
       conferring convenience and/or option rights
       for new shares of the Company, on or before
       20 MAY 2013; shareholders shall be granted
       subscription rights except for the issue of
       bonds conferring convenience and/or option
       rights for shares of the Company of up to 10%
       of its share capital if such bonds are issued
       at a price not materially below their theoretical
       market value, for residual amounts, and for
       the granting of such rights to other bondholders;
       the Company's share capital shall be increased
       accordingly by up to EUR 30,000,000 through
       the issue of up to 10,000,000 new bearer no-par
       shares, insofar as convenience and/or option
       rights are exercised [contingent capital 2008]
       before 20 NOV 2009

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares for trading purposes the Company shall
       be authorized to acquire own shares, at a price
       not deviating more than 10% from the market
       price of the shares, on or before 20 NOV 2009;
       the trading portfolio of shares acquired for
       such purpose shall not exceed 5% of the share
       capital at the end of any given day

9.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       20 NOV 2009; the Board of Managing Directors
       shall be authorized to sell the shares on the
       stock exchange or to offer them to all shareholders,
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying conversion or
       option rights, and to retire the shares

10.    Resolution on the authorization to issue profit-sharing   Mgmt          For                            For
       rights the Board of Managing Directors shall
       be authorized, with the consent of the Supervisory
       Board, to issue profit-sharing rights of up
       to EUR 500,000,000, having a term of up to
       25 years, on or before 20 MAY 2013; shareholders
       shall be granted subscription rights except
       residual amounts or for the issue of profit-sharing
       rights without conversion or option rights
       if such rights are debenture-like

11.    Approval of the spin-off agreement with Ariadne           Mgmt          For                            For
       Portfolio GMBH + Company KG, pursuant to section
       123[3]1 of the law regulating transfor-mation
       of Companies the Company shall transfer the
       loan portfolio division together with division-related
       assets, as per 01 JAN 2008; the limited partnership
       interest of the Company in Ariadne Portfolio
       GMBH + Company KG of EUR 500 shall be increased
       by EUR 1,500 to EUR 2,000




--------------------------------------------------------------------------------------------------------------------------
 AARHUSKARLSHAMN AB, KARLSHAMN                                                               Agenda Number:  701546713
--------------------------------------------------------------------------------------------------------------------------
    Security:  W9609T107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  SE0001493776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Melker Schorling as Chairman for the            Mgmt          For                            For
       AGM 2008

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Approve the nomination of persons to verify               Mgmt          For                            For
       the minutes of the meeting

6.     Approve to determine whether the AGM has been             Mgmt          For                            For
       properly convened

7.     Receive the report by the Managing Director               Mgmt          For                            For

8.     Receive the annual report, the Auditor's report           Mgmt          For                            For
       and the consolidated financial statements and
       the Group Auditor's report for the FY 2007

9.A    Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet, as per 31 DEC 2007

9.B    Declare a dividend of SEK 4.00 per share for              Mgmt          For                            For
       the FY 2007; as record day for the dividend,
       26 MAY 2008; if the AGM resolve in accordance
       with the proposal, the dividend is expected
       to be distributed by VPC AB on 29 MAY 2008

9.C    Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Managing Director from liability

10.    Approve a total of 10 Directors of the Board              Mgmt          For                            For
       without any Deputy Directors

11.    Approve the total fee payable to the Board of             Mgmt          For                            For
       Directors shall be SEK 2,650,000 [including
       remuneration for committee work] to be distributed
       among the Directors as follows: SEK 400,000
       to the Chairman, SEK 300,000 to the Deputy
       Chairman and SEK 200,000 to each of the other
       Directors elected at a general meeting and
       not employed by the Company; remuneration for
       Committee work shall be payable as follows:
       SEK 200,000 to the Chairman of the Audit Committee
       and SEK 100,000 to each of the other Members
       of the Audit Committee, SEK 100,000 to the
       Chairman of the Remuneration Committee and
       SEK 50,000 to each of the other Members of
       the Remuneration Committee

12.    Re-elect Messrs. Melker Schorling, Carl Bek-Nielsen,      Mgmt          For                            For
       Martin Bek-Nielsen, John Goodwin, Mikael Ekdahl,
       Ebbe Simonsen, Marit Beckeman, Jerker Hartwall,
       Ulrik Svensson and Anders Davidsson as the
       Board Members; elect Mr. Melker Schorling as
       the Chairman of the Board and Mr. Carl Bek-Nielsen
       as the Deputy Chairman of the Board

13.    Approve the Nomination Committee as specified             Mgmt          For                            For

14.    Approve the specified guidelines for remuneration         Mgmt          For                            For
       of senior executives, as specified

15.    Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ABB GRAIN LTD                                                                               Agenda Number:  701449820
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0010P104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  AU000000ABB9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and reports        Non-Voting
       of the Directors and Auditors in respect of
       the FYE 30 SEP 2007

2.     Re-elect Mr. Perry Gunner as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution

3.     Re-elect Mr. Kevin Osborn as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution

4.     Re-elect Dr. Timothy Ryan as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       SEP 2007

6.     Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       payable out of the funds of the Company to
       Non-Executive Directors of the Company for
       their services as Directors from AUD 900,000
       to AUD 1 million

       Questions                                                 Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ABBOT GROUP PLC, BIRMINGHAM                                                                 Agenda Number:  701452687
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92058109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Feb-2008
        ISIN:  GB0009102731
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the Scheme of Arrangement dated 23 JAN 2008
       [the Scheme] in its original form or with subject
       to any modification, addition or condition
       [including, without limitation, any modification
       or addition which represents an improvement
       in the value and/or terms of the Scheme to
       holders of Scheme Shares [as specified] agreed
       by the Company and Turbo Alpha Limited [Turbo
       Alpha] which the Court may think fit to approve
       or impose: (1) to authorize the Directors of
       the Company to take all such action as they
       consider necessary or appropriate for carrying
       the Scheme in to effect: (2) to reduce the
       issued share capital of the Company by canceling
       and extinguishing all of the Cancellation Shares
       [as specified]; (3) subject to, and forthwith
       upon, the reduction of capital as specified
       and notwithstanding anything to the contrary
       in the Articles of Association of the Company,
       (a) to increase the authorized share capital
       of the Company to its former amount by the
       creation of such number of new ordinary shares
       15 pence each as have an aggregate nominal
       value equal to the aggregate nominal value
       of the Cancellation Shares cancelled as specified;
       (b) to apply the reserve arising in the books
       of accounts of the Company as a result of the
       cancellation of Cancellation Shares in paying
       up in full at par the new ordinary shares of
       15 pence so created, such new ordinary shares
       to be allotted and issued credited as fully
       paid to Turbo Alpha and/or its nominee[s];
       and (c) to authorize the Directors of the Company
       pursuant to and in accordance with Section
       80 of the Companies Act 1985, to give effect
       to this resolution and accordingly to effect
       the allotment of new ordinary shares as specified,
       provided that the [authority expires at the
       conclusion of the 5th anniversary of this resolution];
       the maximum aggregate nominal amount of ordinary
       shares which may be allotted hereunder shall
       be aggregate nominal amount of the new ordinary
       shares created pursuant to this resolution
       as specified; and this authority shall be without
       prejudice and in addition to any other authority
       under the Section 80 previously granted before
       that date on which this resolution is passed

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       by the inclusion of new Article 172 as specified

3.     Approve the arrangements with the Executive               Mgmt          For                            For
       Directors [as specified] and authorize the
       Directors of the Company to do and procure
       to be done all such acts and things on behalf
       of the Company as they consider necessary or
       expedient for the purpose of giving effect
       to such arrangements




--------------------------------------------------------------------------------------------------------------------------
 ABBOT GROUP PLC, BIRMINGHAM                                                                 Agenda Number:  701452699
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92058109                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  15-Feb-2008
        ISIN:  GB0009102731
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a Scheme           Mgmt          For                            For
       of Arrangement proposed to be made between
       Abbot Group Plc [the Company] and such holders
       of Scheme Shares




--------------------------------------------------------------------------------------------------------------------------
 ABENGOA SA, SEVILLA                                                                         Agenda Number:  701478047
--------------------------------------------------------------------------------------------------------------------------
    Security:  E0002V179                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Apr-2008
        ISIN:  ES0105200416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       report for the period 2007

2.     Approve the proposed application of the results           Mgmt          For                            For
       of the period

3.     Approve the report on the remuneration policy             Mgmt          For                            For
       of the Members of the Board of Directors, submitting
       it to the general meeting for consultative
       purposes

4.     Re-appoint the Auditors of the Company and its            Mgmt          For                            For
       consolidated group for the FY 2008

5.     Re-appoint the Directors                                  Mgmt          For                            For

6.     Approve to increase the Share Acquisition Plan            Mgmt          For                            For
       for the Management, grant to the Board of Directors,
       the authority to carry out derivative acquisition
       of own shares

7.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the corporate capital, with in the legal limits
       and requirements, without prior consent by
       the general meeting, to exclude the preferential
       subscription rights, in confirmity with the
       provisions of Section 159.2 of the Spanish
       Limited Companies Act, Ley De Sociedades Anonimas,
       rendering void, for the amount not used, the
       authority granted thereto by previous general
       meeting

8.     Authorize the Board of Directors to issue bonds           Mgmt          For                            For
       and other similar securities, shares or fixed
       income, straight or secured, convertible and
       not convertible into shares, directly or through
       group companies, in conformity with the applicable
       law, rendering void the powers granted thereto
       by previous general meeting

9.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       the derivative acquisition of own shares, either
       directly or via group companies, within the
       legal limits and requirements, rendering void
       the authority granted thereto by previous general
       meetings

10.    Authorize the Board of Directors of the construction,     Mgmt          For                            For
       rectification, execution and recording of the
       resolutions adopted

11.    Approve the minutes of the proceedings by any             Mgmt          For                            For
       of the methods provided by law




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASSET MANAGEMENT PLC, ABERDEEN                                                     Agenda Number:  701434677
--------------------------------------------------------------------------------------------------------------------------
    Security:  G00434111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jan-2008
        ISIN:  GB0000031285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the accounts            Mgmt          For                            For
       for the YE 30 SEP 2007 together with the Auditors'
       report thereon

2.     Declare a final dividend of 2.9 pence per ordinary        Mgmt          For                            For
       share of 10 pence each in the capital of the
       Company ['ordinary share']

3.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Directors to agree their remuneration

4.     Re-elect Ms. Anita M. Frew as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. Roger C. Cornick as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. W.J. Rattray as a Director, who              Mgmt          For                            For
       retires by rotation

7.     Re-elect Mr. Donald H. Waters as Director, who            Mgmt          For                            For
       reties in accordance with Article 95 of the
       Company's Articles of Association

8.     Approve the remuneration report                           Mgmt          For                            For

9.     Approve, pursuant to Section 121(e) of the Companies      Mgmt          For                            For
       Act 1985 ['the Act'] and Article 9.1.3 of the
       Articles of Association of the Company, to
       Cancel 39, 000,000 5.25% redeemable preference
       shares of GBP 1 each

10.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 ['the
       Act'] and pursuant to Article 12.2.1 of the
       Company's Articles of Association, to allot
       up to an aggregate nominal amount of GBP 25,850,354
       ['Section 80 amount'], representing the authorized
       unissued present issued share capital; [Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2009]

S.11   Authorize the Directors, pursuant to Article              Mgmt          For                            For
       12.2.2 of the Company's Articles of Association
       and pursuant to Section 94[2] to Section 94[3A]
       of the Act, to issue equity securities for
       cash, up to an aggregate nominal amount of
       GBP 3,144,862; [Authority expires the earlier
       of the conclusion of the next year's AGM [the
       'Section 89 amount']

S.12   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Act, to make market purchases [Section
       163 of the Act] of up to 62,897,247 ordinary
       shares [10% of the issued ordinary share capital
       of the Company], at a minimum price of 10 pence
       per ordinary share and not more than 5% above
       the average middle market quotations for an
       ordinary shares on the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which any such purchase is made and
       the higher of the last independent trade and
       the highest current bid on the London Stock
       Exchange; [Authority expires at the conclusion
       of the AGM of the Company to be held in 2009];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Adopt, the regulation produced to the meeting             Mgmt          For                            For
       and signed, for the purpose of identification
       by the Chairman of the meeting, as the Articles
       of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 ABERFORTH SMALLER COMPANIES TRUST PLC                                                       Agenda Number:  701454287
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8198E107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Mar-2008
        ISIN:  GB0000066554
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the report and the accounts for the Year            Mgmt          For                            For
       31 DEC 2007

2.     Re-elect Mr. David R. Shaw as a Director                  Mgmt          For                            For

3.     Re-elect Mr. Hamish N. Buchan as a Director               Mgmt          For                            For

4.     Re-elect Mr. Marco L. A. Chiappelli as a Director         Mgmt          For                            For

5.     Re-elect Mr. J. Edward G. Cran as a Director              Mgmt          For                            For

6.     Re-elect Prof Paul R. Marsh as a Director                 Mgmt          For                            For

7.     Re-elect Prof. Walter S. Nimmo as a Director              Mgmt          For                            For

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint Ernst &Young LLP as the Auditors               Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

10.    Approve the Company to continue to manage its             Mgmt          For                            For
       affairs as an Investment Trust

11.    Authorize the Company to buy back ordinary shares         Mgmt          For                            For
       of up to 14.99% of the issued Ordinary Share
       capital for market purchase




--------------------------------------------------------------------------------------------------------------------------
 ACCORDIA GOLF CO.,LTD.                                                                      Agenda Number:  701624365
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00075101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3108450002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ACEA SPA, ROMA                                                                              Agenda Number:  701511594
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0040K106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0001207098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       consolidated financial statements at 31 DEC
       2007, the Board of Directors, of the Auditors
       and the Audit firm report, adjournment thereof

2.     Approve the allocation of the profits and dividend        Mgmt          For                            For
       distribution

3.     Approve the commitment to the audit firm for              Mgmt          Against                        Against
       the years 2008-2016




--------------------------------------------------------------------------------------------------------------------------
 ACEGAS-APS, TRIESTE                                                                         Agenda Number:  701498063
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0040T107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  IT0003066146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       of the Board of Directors and the Auditors
       report, adjournment thereof

2.     Appoint the Board of Directors Member, adjournment        Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 ACERGY SA, LUXEMBOURG                                                                       Agenda Number:  701537017
--------------------------------------------------------------------------------------------------------------------------
    Security:  L00306107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  LU0075646355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Deloittee S.A on the            Mgmt          For                            For
       consolidated financial statements of the Company

2.     Approve the unconsolidated balance sheet and              Mgmt          For                            For
       the statements of profit and loss of the Company
       for the FYE 30 NOV 2007

3.     Approve the consolidated balance sheet and statements     Mgmt          For                            For
       of operations of the Company for the FYE 30
       NOV 2007

4.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Statutory Auditors of the Company in respect
       of the proper performance of their duties for
       the FYE 30 NOV 2007

5.     Authorize the Company, or any wholly-owned subsidiary     Mgmt          For                            For
       , to purchase common shares of the Company

6.     Elect 8 Directors of the Company to hold the              Mgmt          For                            For
       office until the next AGM and until their respective
       Successors have been duly elected

7.     Elect the Statutory Auditors to report on the             Mgmt          For                            For
       unconsolidated financial statements and the
       independent Auditors to Audit the consolidated
       financial statements

8.1    Approve the dividend USD 0.21 per share, payable          Mgmt          For                            For
       on 12 JUN 2008, to shareholders of record 29
       MAY 2008

8.2    Approve to transfer all undistributed profits             Mgmt          For                            For
       to the retained earnings of the Company

9.     Amend the 2003 Stock Option Plan and the French           Mgmt          For                            For
       Stock Option Plan




--------------------------------------------------------------------------------------------------------------------------
 ACKERMANS & VAN HAAREN NV, WILRIJK                                                          Agenda Number:  701565535
--------------------------------------------------------------------------------------------------------------------------
    Security:  B01165156                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  BE0003764785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors' reports                            Non-Voting

2.     Receive the Auditors' reports                             Non-Voting

3.     Approve to accept financial statements and allocation     Mgmt          For                            For
       of income

4.     Grant discharge to the Directors                          Mgmt          For                            For

5.     Grant discharge to the Auditors                           Mgmt          For                            For

6.A    Elect Mr. Jacques Delen as a Director                     Mgmt          For                            For

6.B    Elect Mr. Pierre Macharis as an Independent               Mgmt          For                            For
       Director

6.C    Elect Mr. Pierre Willaert as an Independent               Mgmt          For                            For
       Director

7.     Amend the Articles regarding suppression of               Mgmt          For                            For
       bearer shares

       Any other business                                        Non-Voting

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ACTA HOLDING                                                                                Agenda Number:  701543337
--------------------------------------------------------------------------------------------------------------------------
    Security:  R0388P107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  NO0003108102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Non-Voting

2.     Elect a person to chair the meeting                       Mgmt          For                            For

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Elect a person to co-sign the minutes together            Mgmt          For                            For
       with the Chairman of the meeting

5.     Approve the annual accounts and annual report             Mgmt          For                            For
       etc

6.     Approve the Board of Directors' remuneration              Mgmt          For                            For

7.     Approve the Auditor's remuneration                        Mgmt          For                            For

8.     Elect the Board of Directors                              Mgmt          For                            For

9.     Approve to declare the determination of the               Mgmt          For                            For
       salary and other benefits etc

10.    Grant authority to issue shares                           Mgmt          For                            For

11.    Grant authority to acquire Acta shares                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ACTELION LTD., ALLSCHWIL                                                                    Agenda Number:  701485561
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0032X135                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  CH0010532478
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438514, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Amend Article 14 of the Articles of Association           Mgmt          For                            For
       of the Company by formally introducing an electronic
       voting and election system

2.     Approve the business report consisting of the             Mgmt          For                            For
       annual report as well as of the annual statutory
       accounts and the consolidated accounts as of
       31 DEC 2007

3.     Approve appropriation of available annual result          Mgmt          For                            For
       per 31 DEC 2007

4.     Grant discharge to all the Members of the Board           Mgmt          For                            For
       of Directors and the Management

5.1    Re-elect Dr. Jean-Paul Clozel as a Member of              Mgmt          For                            For
       the Board of Directors for a new term of office
       of 3 years

5.2    Re-elect Mr. Juhani Anttila as a Member of the            Mgmt          For                            For
       Board of Directors for a new term of office
       of 3 years

5.3    Re-elect Mr. Carl Feldbaum as a Member of the             Mgmt          For                            For
       Board of Directors for a new term of office
       of 3 years

6.     Appoint Ernst and Young AG, Basel, for the business       Mgmt          For                            For
       year 2008




--------------------------------------------------------------------------------------------------------------------------
 ADEKA CORPORATION                                                                           Agenda Number:  701622525
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0011Q109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3114800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 ADELAIDE BANK LTD, ADELAIDE SA                                                              Agenda Number:  701382789
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q01043100                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  12-Nov-2007
        ISIN:  AU000000ADB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCH MEETING. THANK             Non-Voting
       YOU.

1.     Approve the Scheme of Arrangement between Adelaide        Mgmt          For                            For
       Bank Limited and its Ordinary Shareholders




--------------------------------------------------------------------------------------------------------------------------
 ADELAIDE BRIGHTON LTD                                                                       Agenda Number:  701537132
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0109N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  AU000000ABC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditors
       for the FYE 31 DEC 2007

2.     Re-elect Mr. J.D. McNerney as a Director of               Mgmt          For                            For
       the Company, who retires by rotation under
       Rule 7.1[d] of the Company's Constitution

3.     Re-elect Mr. G.F. Pettigrew as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Rule 7.1[d] of the Company's Constitution

4.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of remuneration which may be paid out of funds
       of the Company to the Directors [excluding
       a Managing Director or other Director in receipt
       of salary from the Company] for their services
       by AUD 250,000 to a maximum sum of AUD 950,000
       per annum with effect from 01 JAN 2008 to be
       divided among these Directors in such manner
       as specified

5.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 ADERANS HOLDINGS COMPANY LIMITED                                                            Agenda Number:  701583975
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00126102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3121600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ADMIRAL GROUP PLC, CARDIFF                                                                  Agenda Number:  701526444
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0110T106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  GB00B02J6398
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare the final dividend on the ordinary shares         Mgmt          For                            For
       of the Company for the YE 31 DEC 2007 of 23.2
       pence per ordinary share

4.     Re-elect Mr. Alastair Lyons (Chairman) as a               Mgmt          For                            For
       Director of the Company

5.     Re-elect Mr. David Stevens[Chief operating officer]       Mgmt          For                            For
       as a Director of the Company

6.     Re-elect Mr. John Sussens [Senior Non-Executive           Mgmt          For                            For
       Director and Chairman of the remuneration of
       the Committee] as a Director of the Company

7.     Re-appoint KPMG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company from the conclusion of this meeting
       until the conclusion of next general meeting
       at which accounts are laid

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG Audit plc

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 [1] of the Companies Act 1985 [Act], to
       allot relevant securities [Section 80[2] of
       the Act] up to an aggregate nominal amount
       of GBP 86,700; by virtue of Section 80 of the
       Companies Act 1985, the Directors requires
       the authority of Shareholders of the Company
       to allot shares or other relevant securities
       in the Company, this resolution authorizes
       the Directors to make allotment of up to an
       additional 86,700,000 shares [approximately
       equivalent to 33% of the issued share capital
       of the Company as at 03 MAR 2008]; [Authority
       expires the earlier of the next AGM of the
       Company or 15 months]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Act, to allot equity securities [Section
       94(2) of the Act and as amended by regulations]
       for cash; pursuant to the authority conferred
       by Resolution 9, disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a right issue, open offer or other offer of
       securities by way of rights to the ordinary
       shareholders; b) up to a maximum aggregate
       nominal amount equal to GBP 13,100 [equivalent
       to 4.99% issued ordinary share capital of the
       Company as at 03 MAR 2008]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company to make one or more market          Mgmt          For                            For
       purchases [Section 163(3) of the Companies
       Act 1985] on the London Stock Exchange of up
       to 13,100,000 [4.99% of the issued ordinary
       share capital] ordinary shares of 0.1p in the
       capital of the Company [ordinary shares], at
       a minimum price which may be paid for an ordinary
       share in the nominal value of such share and
       up to an amount equal to 105% of the average
       middle market quotations for an ordinary share
       as derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 AEON CREDIT SERVICE CO.,LTD.                                                                Agenda Number:  701559532
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0021H107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  JP3131400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          Against                        Against

1.10   Appoint a Director                                        Mgmt          Against                        Against

1.11   Appoint a Director                                        Mgmt          Against                        Against

1.12   Appoint a Director                                        Mgmt          Against                        Against

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  701557653
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10005106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          Against                        Against

1.10   Appoint a Director                                        Mgmt          Against                        Against

1.11   Appoint a Director                                        Mgmt          Against                        Against

1.12   Appoint a Director                                        Mgmt          Against                        Against

1.13   Appoint a Director                                        Mgmt          Against                        Against

1.14   Appoint a Director                                        Mgmt          Against                        Against

1.15   Appoint a Director                                        Mgmt          Against                        Against

1.16   Appoint a Director                                        Mgmt          Against                        Against

1.17   Appoint a Director                                        Mgmt          Against                        Against

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AER LINGUS GROUP PLC, DUBLIN                                                                Agenda Number:  701503953
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0125Z105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  IE00B1CMPN86
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Airbus Purchase Agreement as specified        Mgmt          Abstain                        Against
       and the ancillary actions and arrangements
       as specified and authorize the Directors of
       the Company [or any duly authorized Committee
       thereof], to take all such steps as may be
       necessary or appropriate in relation thereto
       and to implement the same with such modifications,
       variations, revisions, waivers or amendments
       [not being modifications, variations, revisions,
       waivers or amendments which are of a material
       nature] as the Director or any such Committee
       may deem necessary, expedient or appropriate




--------------------------------------------------------------------------------------------------------------------------
 AER LINGUS GROUP PLC, DUBLIN                                                                Agenda Number:  701576069
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0125Z105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  IE00B1CMPN86
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the reports of the Directors          Mgmt          For                            For
       and Auditors and the accounts

2.a    Re-elect Mr. Danuta Gray                                  Mgmt          For                            For

2.b    Re-elect Mr. Thomas Moran                                 Mgmt          For                            For

3.     Authorize the Directors to fix the Auditors'              Mgmt          Against                        Against
       remuneration

4.     Authorize the Directors to allot equity securities        Mgmt          For                            For
       for cash

5.a    Approve to disapply the statutory preemption              Mgmt          For                            For
       rights and authorize the Directors to allot
       equity securities in certain circumstances

5.b    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

5.c    Grant authority to re-issue price range of treasury       Mgmt          For                            For
       shares

6.     Grant authority to use of electronic communication        Mgmt          For                            For
       with shareholder




--------------------------------------------------------------------------------------------------------------------------
 AFG ARBONIA-FORSTER-HOLDING AG, ARBON                                                       Agenda Number:  701504777
--------------------------------------------------------------------------------------------------------------------------
    Security:  H00624173                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  CH0012132509
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the consolidated accounts 2007

2.     Grant discharge to Messrs. Dr. Edgar Oehler,              Mgmt          For                            For
       Dr. Ernst Buob, Dr. Arthur Loepfe, Andreas
       Guhring and Paul Witschl for the FY 2007

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of CHF 10 per bearer share and CHF 2 per registered
       share

4.     Elect the PricewaterhouseCoopers AG as the Auditors       Mgmt          For                            For
       and the Group Auditors

5.     Miscellaneous                                             Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AUDITORS NAME AND CHANGE IN MEETING TYPE.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AGA FOODSERVICE GROUP PLC, SOLIHULL                                                         Agenda Number:  701396411
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0114Z124                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  GB00B1W2X453
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale and authorize the Board to               Mgmt          For                            For
       make amendments/waivers and all things necessary
       to implement the sale




--------------------------------------------------------------------------------------------------------------------------
 AGA FOODSERVICE GROUP PLC, SOLIHULL                                                         Agenda Number:  701513372
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0114Z124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB00B1W2X453
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and accounts          Mgmt          For                            For
       for the YE 31 DEC 2007 together with the Directors'
       and Auditors' report

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 as specified of the annual
       report 2007

3.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007 of 7.65 pence for each 28 1/8 pence ordinary
       share in the capital of the Company

4.     Re-elect Mrs. H. M. Mahy as the Director of               Mgmt          For                            For
       the Company, who retires by rotation

5.     Re-elect Mr. S. M. Smith as the Director of               Mgmt          For                            For
       the Company, who retires by rotation

6.     Re-elect Mr. W. B. McGrath as the Director of             Mgmt          For                            For
       the Company, who retire by rotation

7.     Re-elect Mr. J. Coleman as the Director of the            Mgmt          For                            For
       Company, who retire in accordance with Article
       73

8.     Re-appoint Ernst & Young LLP as the Auditors,             Mgmt          For                            For
       to hold office from the conclusion of this
       meeting until the conclusion of the next general
       meeting of the Company at which accounts are
       laid before the Company

9.     Authorize the Directors to determine the Auditors'        Mgmt          Against                        Against
       remuneration and appoint Ernst & Young LLP
       as the Auditors

10.    Authorize the Directors, Article 4[B] of the              Mgmt          For                            For
       Company's Articles of Association; [Authority
       expired earlier the conclusion of the next
       AGM of the Company or 15 months]; for the period
       referred this paragraph of this resolution
       the 'Section 80 amount' is GBP 10,811,943;
       all previous authorities under Section 80 of
       the Companies Act 1985 shall cease to have
       effect

S.11   Authorize the Directors, to consider by the               Mgmt          For                            For
       Article 4[C] of the Company's Articles of Association;
       [Authority expired the conclusion of the next
       AGM of the Company]; for the period referred
       to this resolution the 'Section 89 amount'
       is GBP 1,621,791; all previous authorities
       under Section 95 of the Companies Act 1985
       shall cease to have effect

S.12   Authorize the Company, pursuant to Article 37             Mgmt          For                            For
       of the Company's Articles of Association, to
       make 1 or more market purchases [within the
       meaning of Section 163 [3] of the Companies
       Act 1985] of ordinary shares of 28 1/8p in
       the capital of the Company [Ordinary Shares]
       provided that: the maximum aggregate number
       of Ordinary Shares authorized to be purchased
       is 11,532,740 [representing 10% of the issued
       Ordinary Share capital]; the minimum price
       which may be paid for an Ordinary Share is
       281/8p [exclusion of expenses and taxes [if
       any] payable be the Company]; the maximum price
       which be paid for an Ordinary Share is an amount
       equal to 105% of the average of the middle
       market quotations for an Ordinary Share as
       derived from the London stock Exchange Plc
       Daily Offical List for the 5 business days
       immediately preceding the day on which that
       Ordinary Share is purchased [exclusive of expenses
       and taxes [if any] payable by the Company];
       [Authority expired earlier the conclusion of
       the next AGM of the Company or 12 months after
       the passing of this resolution]; and the Company
       may make a contract to purchase Ordinary Shares
       under this authority before the expiry of the
       authority, and may make a purchase of Ordinary
       Shares in pursuance of any such contract

S.13   Amend the name of the Company to Aga Rangemaster          Mgmt          For                            For
       Group plc

14.    Authority the Board OF Directors of the Company,the       Mgmt          For                            For
       Aga Rangemaster Group Plc Sharesave Plan, the
       principal terms of which are as specified in
       the explanatory notes of this notice, a copy
       of this of the rule of which is produced to
       this meeting by the Chairman and initialed
       for the purposes of identification, to do all
       such acts and things as it may consider necessary
       or desirable to carry the Sharesave Plan into
       effect, including consequential hanges to obtain
       the approval of HM Revenue & Customs, to establish
       any further plans based on the Sharesave Plan
       but modified to take account of local tax,
       exchange control or securities laws in countries
       outside the UK, provided that the Ordinary
       Shares made available under any such further
       plans are treated as counting as appropriate
       against any limits on individual or overall
       participation in the Sharesave Plan, and to
       take account of requirements of the London
       Stock Exchange Plc; and 11,532,739 Ordinary
       Shares [being 10% of the issued Ordinary Share
       capital of the Company as at 25 MAR 2008] as
       specified

15.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       the Aga Foodservice Group Long-Term Incentive
       Plan [LTIP] be amended as set out in the copy
       of the LTIP rules produced to this meeting
       by the Chairman and initialed for the purposes
       of identification to do all such acts and things
       as it may consider necessary or desirable to
       carry this resolution into effect




--------------------------------------------------------------------------------------------------------------------------
 AGA FOODSERVICE GROUP PLC, SOLIHULL                                                         Agenda Number:  701515629
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0114Z124                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB00B1W2X453
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Adopt, with effect from the conclusion of the             Mgmt          For                            For
       EGM, the Articles of Association of the Company
       as specified, in substitution for, and to the
       exclusion of, the current Articles of Association
       of the Company

S.2    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from GBP 81,754,119.84 to GBP
       149,755,279.71 by the creation of 56,198,347
       redeemable preference shares of GBP 1.21 each
       in the capital of the company [the B shares]
       and 116,000,000 non-cumulative irredeemable
       preference shares of 0.001p each in the capital
       of the Company [the C shares] each having the
       rights and subject to the restrictions set
       out in the articles of association of the company
       as proposed to be amended pursuant to this
       resolution; [b] each issued shares ordinary
       shares of 28 1/8 in the capital of the company
       [each an existing ordinary shares] held by
       each holder or joint holders at 6.00 p. m.
       on 09 may 2008 [ or such other time and/ or
       date as the directors my in their absolute
       discretion determine] [the record time] be
       and is hereby subdivided into 3 shares of 9
       3/8p each and forthwith upon such subdivision
       every 5 shares of 9 3/8p each resulting from
       such subdivision be and are herby consolidated
       into one new ordinary shares, provided that
       no member shall be entitled to a fraction of
       a share and all fractional entitlements [treating
       shares held in certified from and shares held
       in CREST as separate holdings] arising out
       of such subdivision or consolidation shall
       be aggregated into new ordinary shares and
       the whole number of new ordinary shares so
       arising sold and the net proceeds of sale in
       excess of GBP 3 per holding distributed in
       due proposed [rounded down to the nearest penny]
       among those members who would otherwise be
       entitled to such fractional entitlements and
       any proceeds of sales not exceeding GBP 3 per
       holding shall be retained by the Company; [c]
       amend the Articles of Association of the Company
       as specified; [d] authorize the Directors of
       the Company: capitalize a sum not exceeding
       GBP 67,999,999.87 standing to the credit of
       the share premium account of the Company and
       to apply such amount in paying up in full at
       par up to a maximum of 56,198,347 B shares;
       capitalize a sum not exceeding GBP 1,160 standing
       to the standing to the credit of the share
       premium account of the Company and to apply
       such amount in paying up in full at par up
       to a maximum of GPS 116,000,000 C shares; and
       pursuant to Section 80 of the Companies Act
       1985 [as amended] [the Act], to allot and issue
       up to 56,198,347 B shares and 116,000,000 C
       shares each credited as fully paid up to the
       holders of the existing ordinary shares as
       specified; [Authority expires the earlier of
       the next AGM of the Company or 15 months];
       [e] each authorized but unissued existing ordinary
       share [up to such number as will result in
       the maximum whole number of new ordinary shares,
       with any balance remaining unconsolidated]
       be and is hereby subdivided into 3 shares of
       9 3/8p each forthwith upon such subdivision
       every 5 shares of 9 3/8p each resulting from
       such subdivision be and are hereby consolidated
       into one new ordinary share provided that the
       balance of the unconsolidated existing ordinary
       shares provided that the balance of the cancelled
       pursuant to section 121(2)(e) of the Act and
       the amount of the companys authorized but unissued
       shares capital diminished accordingly;[f] with
       effect from 6.00 p.m. on the date falling one
       month after the record time any authorized
       but unissued B shares and C shares then existing
       shall be cancelled and the authorized but unissued
       capital of the company reduced accordingly;
       [g] approve to cancel the share capital available
       for issue as a consequence of: (i)any redemption
       of B shares created pursuant this resolution;
       and (ii) any purchase by the Company of deferred
       shares derived from any of the C shares created
       pursuant to this resolution

S.3    Amend, subject to the passing of Resolution               Mgmt          For                            For
       2 and such resolution becoming unconditional
       in accordance with its terms, and subject to
       the passing of Resolution 12 in the notice
       of the AGM, the existing authority of the Company
       to make market purchase [section 163(3) of
       the Act] of ordinary shares granted by thee
       company at tits AGM on 09 MAY 2008; up to aggregate
       number of ordinary shares authorized to be
       purchased is reduced to 6,919,643; and the
       minimum price which may be paid for an ordinary
       shares is 46 7/8p [exclusive of expenses and
       taxes payable by the Company], but that such
       existing authority shall not be amended in
       any other respect

S.4    Approve, subject to the passing of Resolution             Mgmt          For                            For
       1 above, and to take effect on and from 01
       OCT 2008, Article 103 of the Articles of Association
       of the Company and Article 103 to 108 [inclusive]
       as specified be substituted therefore, and
       the remaning Articles be renumbered




--------------------------------------------------------------------------------------------------------------------------
 AGGREKO PLC                                                                                 Agenda Number:  701494421
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0116S102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  GB0001478998
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and Accounts                           Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the dividend                                      Mgmt          For                            For

4.     Elect Mr. D.C.M. Hamill                                   Mgmt          For                            For

5.     Elect Mr. R.J. MacLeod                                    Mgmt          For                            For

6.     Re-elect Mr. N.H. Northridge                              Mgmt          For                            For

7.     Re-elect Mr. F.A.B. Shepherd                              Mgmt          For                            For

8.     Re-elect the Mr. P.G. Rogerson                            Mgmt          For                            For

9.     Re-elect Mr. A.C. Salvesen                                Mgmt          For                            For

10.    Re-appoint the Auditors                                   Mgmt          For                            For

11.    Approve the changes to the rules of the Aggreko           Mgmt          For                            For
       PSP

12.    Approve the changes to the rules of the Aggreko           Mgmt          For                            For
       CIP

13.    Approve the allotment of shares under Section             Mgmt          For                            For
       80

S.14   Approve the allotment of shares for cash under            Mgmt          For                            For
       Section 95

S.15   Approve the purchase of own shares                        Mgmt          For                            For

S.16   Approve the New Articles of Association                   Mgmt          Against                        Against

S.17   Approve the New Article 100 [From 01 OCT 2008]            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AGILE PPTY HLDGS LTD                                                                        Agenda Number:  701568187
--------------------------------------------------------------------------------------------------------------------------
    Security:  G01198103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG011981035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2007 together with the Directors'
       report and the Auditors' report thereon

2.i    Re-elect Mr. Chan Cheuk Yin as a Director                 Mgmt          Against                        Against

2.ii   Re-elect Mr. Chan Cheuk Hei as a Director                 Mgmt          Against                        Against

2.iii  Re-elect Mr. Kwong Che Keung, Gordon as a Director        Mgmt          For                            For

2.iv   Authorize the Remuneration Committee to fix               Mgmt          For                            For
       the remuneration of the Executive Directors

3.     Approve the remuneration of HKD 288,750 to be             Mgmt          For                            For
       paid to each of the Non-Executive Directors
       of the Company for the YE 31 DEC 2008, provided
       that such remuneration will be paid in proportion
       to the period of service in the case of a Director
       who has not served a complete year

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], during
       and after the end of relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to: i) a rights issue; or ii) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       iii) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or iv) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       6.A and 6.B, to extend the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to the Directors of the Company, pursuant to
       Resolution 6.B by addition thereto of an amount
       representing the aggregate nominal amount of
       shares of the Company repurchased or otherwise
       acquire by the Company pursuant Resolution
       6.A, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the passing of this resolution

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 AGRICULTURAL BANK OF GREECE SA                                                              Agenda Number:  701541876
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1359L102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GRS414013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS AN OGM                              Non-Voting

1.     Approve the Board of Directors report on the              Mgmt          For                            For
       annual financial statements for the FY 2007

2.     Approve the annual financial statements and               Mgmt          For                            For
       the Auditors report for the FY 2007 and the
       profits distribution the FY 2007

3.     Approve the consolidated financial statements             Mgmt          For                            For
       of the Group of Companies and the Auditors
       Report for the FY 2007

4.     Grant discharge the Members of the Board of               Mgmt          For                            For
       Directors and the Auditors from any liability
       for the FY 2007

5.     Elect the regular and substitute Certified Auditors       Mgmt          For                            For
       for the FY 2008

6.     Approve the Chairman, Vice Chairman, Non executive        Mgmt          Abstain                        Against
       Members and the Secretary of the Banks Board
       of Directors for the year 2008 and to determine
       their remuneration for the year 2008

7.     Approve the Audit Committees Members remuneration         Mgmt          Abstain                        Against
       for the FY 2007and to determine their remuneration
       for the year 2008

8.     Ratify the election of a new Member of the Board          Mgmt          For                            For
       of Directors in replacement of a resigned Member

9.     Approve the Members of the Board of Directors             Mgmt          For                            For
       and banks executives participation in the Board
       of Director or in the Management of A.B.G.
       Group Companies or in the Companies pursuing
       similar or related goals

10.    Amend the Banks Articles of Association and               Mgmt          Abstain                        Against
       alignment thereof with the new provisions of
       Law 2190/1920 following Law 3604/2007 and Law
       3601/2007 and amend the completion of Articles
       5, 7, 10, 11, 12, 13, 14, 15, 16, 22, 23, 25,
       26, 28, 29, 30, 31, 33, 35 and forming the
       Articles of Association

11.    Approve the own shares buy-back programme in              Mgmt          For                            For
       accordance with the Article 16 of the Law 2190/1290

12.    Approve the Stock Option Plan for the Management          Mgmt          For                            For
       and personnel of the bank and its affiliated
       Companies and authorize the Board of Directors
       for the beneficiaries' specification and the
       way of right practicing, programme terms, relevant
       certificates issue, share capital and the paid-up
       increase certificate

13.    Approve to renew the insurance contract between           Mgmt          Abstain                        Against
       ABG and Agrotiki Insurance covering the Members
       of the Board of Directors and the administrative
       executives on liability towards third party

14.    Authorize the Board of Directors to proceed               Mgmt          Abstain                        Against
       with securitization of loan claim

15.    Ratify the Board of Directors decision regarding          Mgmt          Abstain                        Against
       the issuance of a subordinate loan

16.    Ratify the Board of Directors decision regarding          Mgmt          Abstain                        Against
       the sale of the participation to the sale of
       the participation to the affiliated Companies

17.    Other issues                                              Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 AHLSTROEM OYJ                                                                               Agenda Number:  701484153
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0002C121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  FI0009010391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE THE DISCLOSURE OF BENEFICIAL         Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTES
       TO BE LODGED.

1.1    Adopt the accounts                                        Mgmt          Abstain                        Against

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.00 per share

1.3    Grant discharge from the liability                        Mgmt          Abstain                        Against

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to decide on acquiring of             Mgmt          For                            For
       the Company' own shares

3.     Authorise the Board to decide on transferring             Mgmt          For                            For
       of the Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 AHRESTY CORPORATION                                                                         Agenda Number:  701622638
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16674103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3100600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AICA KOGYO COMPANY,LIMITED                                                                  Agenda Number:  701618413
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00252106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3100800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Authorize Use of Stock Options as Share Compensation      Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 AICHI MACHINE INDUSTRY CO.,LTD.                                                             Agenda Number:  701637324
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00336107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3102800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 AICHI STEEL CORPORATION                                                                     Agenda Number:  701618122
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00420109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3103600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

5      Authorize Use of Stock Options                            Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 AIR BERLIN PLC, RICKMANSWORTH                                                               Agenda Number:  701615215
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0177R100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  GB00B128C026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of the Company for the               Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Auditors
       and the Directors for the YE 31 DEC 2007 thereon

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

3.     Re-elect Mr. Friedrich Carl Janssen as a Director         Mgmt          For                            For
       of the Company in accordance with the Article
       146 of the Company's Articles of Association
       with effect from the end of the meeting

4.     Re-elect Mr. Heinz-Peter Schluter as a Director           Mgmt          For                            For
       of the Company in accordance with the Article
       146 of the Company's Articles of Association
       with effect from the end of the meeting

5.     Re-elect Mr. Wolfgang Kurth as a Director of              Mgmt          For                            For
       the Company in accordance with the Article
       146 of the Company's Articles of Association
       with effect from the end of the meeting

6.     Re-appoint KPMG Audit Plc as the Company's Auditors       Mgmt          Against                        Against
       until the conclusion of the next general meeting
       of the Company at which the accounts are laid

7.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

8.     Authorize the Company or any other Company which          Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this resolution relates,
       to make donations to political parties and
       Independent election candidates; and make donations
       to political organizations other than political
       parties; and incur political expenditures during
       the period commencing on the date of this resolution
       and ending on the date of the Company's next
       AGM provided that in each case any such donations
       and expenditures made by the Company or by
       any such subsidiary shall not exceed GBP 100,000
       [or its equivalent] per Company and together
       with those made by any such subsidiary and
       the Company shall not exceed the aggregate
       GBP 100,000 [or its Euro equivalent]; and any
       terms used in this resolution which are defined
       in part 14 of the Companies Act 2006 shal;l
       bear the same meaning for the purposes of this
       resolution

9.     Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of its ordinary shares of GBP 0.25 each in
       the Capital of the Company, and the maximum
       number of ordinary shares authorize to purchase
       is 6,571,710, at a minimum price which may
       be paid for each ordinary share is the higher
       of: an amount equal to 110% of the average
       mid-day auction price of an ordinary share
       of the Company in the Xetra trading system
       of the Frankfurt Stock Exchange and/or in a
       comparable successor system derived from the
       Frankfurt Stock Exchange for the five business
       days immediately preceding the day on which
       such ordinary share is conducted to be purchased;
       and an amount equal to higher of the price
       of the last Independent trade of an ordinary
       share in Xetra trading system of the Frankfurt
       Stock Exchange and/or in a comparable successor
       system [Authority expires the earlier of the
       conclusion of the next AGM of the Company in
       2009 or 18 months from the date of this resolution];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.10   Adopt the Articles of Association of the Company,         Mgmt          Against                        Against
       as specified, in substitution for and to the
       exclusion of the existing Articles of Association

S.11   Adopt, with effect from 01 OCT 2008, the Articles         Mgmt          For                            For
       of Association of the Company, as specified,
       in substitution for and to the exclusion of
       the existing Articles of Association

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AIR WATER INC.                                                                              Agenda Number:  701631601
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00662114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3160670000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

1.18   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AISAN INDUSTRY CO.,LTD.                                                                     Agenda Number:  701629644
--------------------------------------------------------------------------------------------------------------------------
    Security:  J00672105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3101600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Authorize Use of Stock Options                            Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors, and
       Special Payment for Deceased Corporate Auditor

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 AKEBONO BRAKE INDUSTRY CO.,LTD.                                                             Agenda Number:  701616065
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01050103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3108400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options for Executive   Officers

7      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

8      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AKER YARDS ASA, OSLO                                                                        Agenda Number:  701494243
--------------------------------------------------------------------------------------------------------------------------
    Security:  R0145T103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  NO0010222995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the EGM and recording of shareholders          Mgmt          For                            For
       represented at the meeting

2.     Elect the person to co-sign meeting minutes               Mgmt          For                            For

3.     Approve of meeting notice and agenda                      Mgmt          For                            For

4.     Elect a new Board                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AKER YARDS ASA, OSLO                                                                        Agenda Number:  701571778
--------------------------------------------------------------------------------------------------------------------------
    Security:  R0145T103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  NO0010222995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM and recording of shareholders          Mgmt          For                            For
       represented at the meeting

2.     Elect a person to co-sign the meeting minutes             Mgmt          For                            For

3.     Approve the meeting notice and agenda                     Mgmt          For                            For

4.     Approve the presentation of business activities           Mgmt          For                            For

5.     Approve the 2007 annual accounts of Aker Yards            Mgmt          For                            For
       ASA, the Group consolidated accounts, and annual
       report

6.     Approve the consideration of the Board's principles       Mgmt          For                            For
       to be applied to remuneration of Members of
       the Executive Management

7.     Approve to determine the Board Members' remuneration      Mgmt          For                            For
       for 2007

8.     Approve to determine the Nomination Committee             Mgmt          For                            For
       Members' remuneration for 2007

9.     Approve the Auditors' fee for 2007                        Mgmt          For                            For

10.    Elect the new Board Members                               Mgmt          For                            For

11.    Elect the new Nomination Committee Members                Mgmt          For                            For

12.    Authorize the Board to acquire treasury shares            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ALFA LAVAL AB, LUND                                                                         Agenda Number:  701489658
--------------------------------------------------------------------------------------------------------------------------
    Security:  W04008152                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SE0000695876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Appoint Mr. Anders Narvinger as the Chairman              Mgmt          For                            For
       of the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda for the meeting                        Mgmt          For                            For

5.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened

7.     The Managing Director's speech                            Mgmt          For                            For

8.     Approve the work performed by the Board of Directors      Mgmt          For                            For
       and the Committees of the Board of Director's

9.     Receive the annual report, the Auditor's report           Mgmt          For                            For
       and the consolidated annual report and the
       Auditor's report on the consolidated annual
       report

10.A   Adopt the income statement and the balance sheet,         Mgmt          For                            For
       the consolidated income statement, and the
       consolidated balance sheet

10.B   Approve the dividend of SEK 9.00 per share for            Mgmt          For                            For
       2007; friday, 25 APR 2008 is proposed as record
       day for right to dividend, if the meeting resolves
       in accordance with this proposal, VPC AB is
       expected to pay dividends on wednesday, 31
       APR 2008

10.C   Grant discharge from the liability of the Board           Mgmt          For                            For
       of Directors and the Managing Director

11.    Approve the work of the Nomination committee              Mgmt          For                            For

12.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors to be elected by the meeting shall
       be 8 with no deputies; and number of Auditors
       shall be 2 with 2 Deputy Auditors

13.    Approve the compensation to the Board of Directors        Mgmt          For                            For
       to be a total of SEK 3,485,000 [3,050,000]
       to be distributed to the elected Members of
       the Board of Directors not employed by the
       Company as follows: Chairman SEK 900,000 [800,000];
       other Members of the Board of Directors: SEK
       360,000 [325,000]; supplement for Chairman
       of Audit Committee SEK 125,000 [100,000]; supplement
       for other Members of Audit Committee SEK 75,000
       [50,000]; supplement for the Chairman of Remuneration
       Committee SEK 50,000 [50,000]; supplement for
       other Members of Remuneration Committee SEK
       50,000 [50,000]; compensation to the Auditors
       shall be paid in accordance with the current
       agreement

14.    Re-elect Messrs. Gunilla Berg, Bjorn Hagglund,            Mgmt          For                            For
       Anders Narvinger, Finn Rausing, Jorn Rausing,
       Lars Renstrom, Waldemar Schmidt and Ulla Litzen;
       elect Mr. Anders Narvinger as the Chairman
       of the meeting; appoint Public Accountants
       Messrs. Kerstin Mouchard and Staffan Landen
       as the Auditors of the Company for a period
       of 4 years following this meeting i.e. for
       the period until the AGM 2012, appoint the
       authorized Public Accountants Messrs. Hakan
       Olsson and Thomas Swensson as the Deputy Auditors
       of the Company for a period of 4 years following
       this meeting i.e. for the period until the
       AGM 2012

15.    Receive the Auditors' report regarding compliance         Mgmt          For                            For
       with principles for remuneration of the Company
       management established at he AGM 2007

16.    Approve the specified principles for remuneration         Mgmt          For                            For
       of the Company Management

17.    Approve the specified procedure for appointing            Mgmt          For                            For
       the Nomination Committee for the next AGM

18.A   Authorize the Board of Directors to acquire               Mgmt          For                            For
       up to 10% of all shares in the Company on the
       OMX Nordic Exchange Stockholm; by virtue of
       such authorization the Company has purchased
       a total of 4,323,639 of its own shares as of
       11 MAR 2008; approve to reduce the Company's
       share capital with SEK 43,236,390 by cancellation
       of the 4,323,639 repurchased shares

18.b   Authorize the Board of Directors to acquire               Mgmt          For                            For
       up to 10% of all shares in the Company on the
       OMX Nordic Exchange Stockholm, by virtue of
       such authorization the Company has purchased
       a total of 4,323,639 of its own shares as of
       11 MAR 2008; approve to increase the Company's
       share capital with SEK 43,236,390 by means
       of transfer from non-restricted equity to the
       share capital [bonus issue], increase shall
       be executed without issuing new shares

19.    Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

20.    Approve, with reference to the Resolution 19              Mgmt          For                            For
       to amend the Articles of Association and subject
       to the meeting's approval of such proposal,
       a split of shares by which each existing share
       will be split into 4 new shares and authorize
       the Board of Directors to decide the day on
       which the resolution shall be executed

21.    Authorize the Board of Directors to resolve,              Mgmt          For                            For
       on 1 or on several occasions, during the period
       until next AGM, on the purchase of own shares
       subject to that the holding of own shares must
       not exceed 5% of all shares in the Company,
       purchases shall be made on the OMX Nordic Exchange
       Stockholm at the market price prevailing at
       the time of each purchase, the proposed repurchase
       is to give the Board of Directors the possibility
       to adjust the Company's capital structure during
       the period until the next AGM; further, the
       purpose is to adjust the capital structure
       of the Company by cancellation of the shares
       repurchased under this authorization

22.    Other matters                                             Non-Voting

23.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALFRED MCALPINE PLC, LONDON                                                                 Agenda Number:  701438409
--------------------------------------------------------------------------------------------------------------------------
    Security:  G59192107                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  21-Jan-2008
        ISIN:  GB0005645394
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, [with or without modification] a Scheme          Mgmt          For                            For
       of Arrangement [the Scheme of Arrangement]
       pursuant to Section 425 of the Companies Act
       1985 [the Act] proposed to be made between
       Alfred McAlpine Plc [the Company] and the holders
       of Scheme Shares [as specified]




--------------------------------------------------------------------------------------------------------------------------
 ALFRED MCALPINE PLC, LONDON                                                                 Agenda Number:  701438447
--------------------------------------------------------------------------------------------------------------------------
    Security:  G59192107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Jan-2008
        ISIN:  GB0005645394
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to Resolutions 2 and 3 being             Mgmt          For                            For
       passed, to reduce the capital of the Company
       by canceling and extinguishing all the 9%,
       cumulative preference shares of GBP 1 each
       in the capital of the Company [the Preference
       Shares] in consideration for which there shall
       be repaid to the holders of such Preference
       Shares, whose names appear on the register
       of Members as such at the close of business
       on the day preceding the effective date of
       the said reduction of capital, an amount per
       Preference Share calculated as the aggregate
       of the capital of the paid up on such share
       together with: a) an additional amount being
       the sum [if any] equal to the excess over par
       of the average means of the daily quotations
       for the Preference Shares on Datastream during
       the six months immediately preceding the date
       of the notice convening this meeting, after
       first deducting from the mean on each day an
       amount equal to all arrears and accruals of
       the fixed dividend [whether earned or declared
       or not] up to that date, such value being certified
       by the Auditors of the Company in accordance
       with the Company's Articles of Association;
       and b) the sum equal to any arrears or accruals
       of the fixed dividend calculated down to the
       date of repayment

S.2    Approve, subject to Resolution 3 being passed             Mgmt          For                            For
       and sub-division and the re-classification
       referred to in sub-paragraph (2) of that resolution
       having become effective, to reduce the capital
       of the Company by cancelling and extinguishing
       all the A Shares, B Shares and C Shares created
       by Resolution 3 as specified

S.3    Authorize, subject to Resolution 2 being passed,          Mgmt          For                            For
       the Directors of the Company to take all such
       actions as they may consider necessary or appropriate
       for carrying the Scheme of Arrangement dated
       21 DEC 2007, in its original form or subject
       to such modification, addition or condition
       agreed by the Company and approved or imposed
       by the Court [the Scheme] into effect; approve:
       for the purpose of giving effect to the Scheme
       in its original form or with or subject to
       such modification, addition or condition agreed
       by the Company and imposed by the Court: a)
       to subdivide and reclassify, at the reorganization
       record time [as defined in the Scheme] each
       Scheme Share [as defined in the Scheme] as
       specified; and to sub-divide and reclassify,
       in any case where a Scheme Shareholder makes
       a valid Loan Note Election [as defined in the
       Scheme] under the Loan Note Alternative [as
       defined in the Scheme] which Loan Note Election
       is satisfied under the terms of the Loan Note
       Alternative, the relevant Scheme Shares, as
       provided in this resolution but on the basis
       that the sub-division and reclassification
       shall be into A Shares, B Shares and C Shares
       where: a) the number of A Shares which would
       otherwise result from the sub-division and
       reclassification as specified is reduced by
       the number of C Shares determined pursuant
       to sub-paragraph below; b) the number of B
       Shares is determined as specified; c) in addition
       to any A Shares [as reduced by the number of
       C Shares calculated in accordance with this
       sub-paragraph (C) and B Shares into which such
       Scheme Shares shall be sub-divided and reclassified
       into 1 C ordinary share of 25/54,745 pence
       each [a C Share] for each 0.01 pence of cash
       entitlement for which such a valid Loan Note
       Election has been made, such C Shares having
       the rights as specified in new Article 3 to
       be adopted, pursuant to sub-paragraph of this
       resolution, and to sub-divide and reclassify,
       Scheme Shares shall only be sub-divided and
       reclassified into amounts of 100 C Shares and
       multiples thereof and the balance of such Scheme
       Shares, into 1 A Share for each 0.01 pence
       in nominal amount of such balance; and for
       the purposes of this sub-paragraph, each portion
       of a Member's holding which is recorded in
       the register of Members of the Company by reference
       to a separate designation at the reorganization
       record time, whether in certificated or uncertificated
       form, shall be treated as though it were a
       separate holding held at such time by a separate
       person; b) and to replace, with effect from
       the subdivision and reclassifications referred
       to in sub-paragraph as specified, Article 3
       by the new Article 3 as specified; c) subject
       to and forthwith upon the reduction of capital
       proposed as Resolution 2 and the re-registration
       of Alfred McAlpine as a private Company taking
       effect and notwithstanding any other provision
       in the Company's Articles of Association: i)
       to increase the capital of the Company to its
       former amount by the creation of such number
       of ordinary shares of 25 pence each [New Alfred
       McAlpine Ordinary Shares] as shall be an aggregate
       value equal to the aggregate of the nominal
       values of the A Shares, B Shares and C Shares
       cancelled pursuant to Resolution 2; ii) the
       reserve arising in the books of the Company
       as a result of the said reduction of capital
       in paying up in full at par the New Alfred
       McAlpine Ordinary Shares so created, which
       shall be allotted and issued [free from all
       liens, charges, equitable interests, encumbrances,
       rights of pre-emption and other interests of
       any nature whatsoever and with all rights attaching
       thereto] credited as fully paid to Carillion
       and/or its nominee[s] in accordance with the
       Scheme; and iii) authorize the Directors of
       the Company, for the purposes of Section 80
       of the Companies Act 1985, to allot ordinary
       shares referred to in sub-paragraph (C) (ii)
       as specified, provided that the maximum aggregate
       nominal amount of shares which may be allotted
       hereunder is GBP 45,493,220; [Authority expires
       on the 5th anniversary of the passing of this
       resolution]; this authority shall be in addition
       and without prejudice to any other authority
       under the said Section 80 previously granted
       and in force on the date on which this resolution
       is passed; provided that in the reduction of
       capital referred to in the Scheme does not
       become effective 06:00 PM on the fifth business
       day following the reorganization record time,
       or such later time and date as may be agreed
       by the Company and Carillion and which the
       court may think fit to approve or impose [the
       Reversal Time]; i) the subdivisions and reclassifications
       effected by sub-paragraph 2(a) as shall be
       reversed and the A Shares, B Shares and C Shares
       shall be consolidated into ordinary shares
       of 25 pence each accordingly; and ii) and to
       replace, with effect from the Reversal Time,
       Article 3 of the Articles of Association of
       the Company, by the new Article 3 as specified;
       amend, with effect from the passing of this
       resolution, the Articles of Association of
       the Company, the new Article 3 as Article 3A
       [and amending the remainder of the Articles
       and any cross references thereto accordingly]
       as specified; and amend, with effect from the
       reduction effective date [as defined in the
       Scheme], the Article 3 of the Articles of Association
       of the Company by replacing the new Article
       3 as specified




--------------------------------------------------------------------------------------------------------------------------
 ALITALIA-LINEE AEREE ITALIANE  S P A                                                        Agenda Number:  701602991
--------------------------------------------------------------------------------------------------------------------------
    Security:  T02268216                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Jun-2008
        ISIN:  IT0003918577
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors and the Auditors, Independent
       Auditors report, any adjournment thereof and
       consolidated financial statement at 31 DEC
       2007

2.     Appoint 2 Directors                                       Mgmt          Abstain                        Against

3.     Appoint and emoluments of the Board of Auditors           Mgmt          For                            For

4.     Appoint the Independent Auditors                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALK-ABELLO A/S                                                                              Agenda Number:  701522484
--------------------------------------------------------------------------------------------------------------------------
    Security:  K03294111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  DK0060027142
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the activities of the               Mgmt          Abstain                        Against
       Company

2.     Receive and adopt the annual report; and grant            Mgmt          For                            For
       discharge to the Board of Directors and the
       Board of Management from their obligations

3.     Approve the distribution of income according              Mgmt          For                            For
       to the adopted annual report, including the
       distribution of an ordinary dividend of DKK
       33.00 per A/B share of DKK 10 each

4.     Authorize the Board of Directors to let the               Mgmt          For                            For
       Company acquire own B shares with a nominal
       value of 10% of the B share capital; the consideration
       for such shares may not deviate by more than
       10% from the official quoted price of the B
       shares on the OMX Nordic Exchange Copenhagen
       on the date of acquisition; [Authority is valid
       until the next AGM]

5.     Re-elect, pursuant to Article 9.2 of the Articles         Mgmt          For                            For
       of Association, Mr. Thorleif Krarup and Mr.
       Anders Gersel Pedersen as the Members of the
       Board of Directors

6.     Re-appoint Deloitte Statsautoriseret RevisionsaktieselskabMgmt          For                            For
       as the Auditors

7.a    Approve the draft "Guidelines for incentive               Mgmt          For                            For
       pay to the Board of Management of ALK-Abello
       A/S" prepared by the Board of Directors

7.b    Amend Articles 9.2 and 9.3 of the Articles of             Mgmt          For                            For
       the Association

8.     Amend the Articles of Association for Ingenior            Mgmt          For                            For
       Johannes Hansen's Fond as approved by the Board
       of Directors and the Danish Civil Affairs Agency
       [Civilstyrelsen]

9.     Authorize the Chairman of the meeting, or a               Mgmt          For                            For
       substitute duly appointed by him, to apply
       for registration of the resolutions passed
       and to make any such amendments thereto as
       may be required or requested by the Danish
       Commerce and Companies Agency or any other
       public authority as a condition for registration
       or approval

10.    Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALLGREEN PROPERTIES LTD, SINGAPORE                                                          Agenda Number:  701454340
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y00398100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Feb-2008
        ISIN:  SG1G61871305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, either directly or indirectly      Mgmt          For                            For
       through its Affiliate, to participate in the
       following joint ventures: a) Kerry Development
       [Chengdu] Limited; b) Wealthy Plaza Development
       [Chengdu] Limited; c) Lucky Billion Development
       [Qinhuangdao] Company Limited; d) Sky Fair
       Development [Qinhuangdao] Company Limited;
       and e) Kerry [Shenyang] Real Estate Development
       Company Limited, in accordance with the terms
       and conditions of the Framework Reorganization
       Agreement [as amended by the Amendment Agreement]
       entered into between Kerry Properties Limited,
       Kerry Holdings Limited and the Company [as
       may be further amended, modified, varied or
       supplemented as the parties thereto may hereafter
       deem fit]

2.     Authorize the Directors of the Company to take            Mgmt          For                            For
       all necessary steps and to negotiate, finalize
       and enter into all transactions, arrangements
       and agreements and to execute all such documents
       [including but not Limited to the execution
       of the relevant Shareholders Agreement and
       Articles of Association for the respective
       Project Company, application forms and transfers]
       with full and discretionary powers to make
       or assent to any modifications or amendments
       thereto in any manner they may deem necessary,
       expedient, incidental or in the interests of
       the Company and/or its subsidiaries for the
       purposes of giving effect to the Resolution
       No. 1 joint ventures and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 ALLGREEN PROPERTIES LTD, SINGAPORE                                                          Agenda Number:  701523575
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y00398100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1G61871305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Accounts of the             Mgmt          For                            For
       Company for the YE 31 DEC 2007 and the reports
       of Directors and Auditors thereon

2.     Declare a Final Tax Exempt [1-Tier] Dividend              Mgmt          For                            For
       of 5 cents per share for the YE 31 DEC 2007

3.     Approve the payment of SGD 483,500 as Directors'          Mgmt          For                            For
       fees for the YE 31 DEC 2007 [2006 : SGD354,000]

4.     Elect Mr. Goh Soo Siah as a Director, who retires         Mgmt          For                            For
       pursuant to Article 94 of the Articles of Association
       of the Company

5.     Elect Mr. Wan Fook Kong as a Director, who retires        Mgmt          For                            For
       pursuant to Article 94 of the Articles of Association
       of the Company

6.     Elect Mr. Mr. Teo Joo Kim as a Director, who              Mgmt          For                            For
       retires pursuant to Article 94 of the Articles
       of Association of the Company

7.     Re-appoint Messrs. Foo Kon Tan Grant Thornton             Mgmt          For                            For
       as the Company's Auditors and to authorize
       the Directors to fix their remuneration

8.     Re-appoint Mr. Jimmy Seet Keong Huat as a Director        Mgmt          For                            For
       of the Company to hold office until the next
       AGM pursuant to Section 153(6) of the Companies
       Act [Chapter 50] as specified

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act [Chapter
       50] and the Listing Manual of the Singapore
       Exchange Securities Trading Limited, to allot
       and issue shares of the Company [Shares], whether
       by way of rights, bonus or otherwise, at any
       time as prescribed and for such purposes and
       to such persons as the Directors may in their
       absolute discretion deem fit provided that
       the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       50% of the number of issued shares of the Company,
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company does not exceed
       20% of the number of issued shares of the Company
       [to be calculated in such manner as may be
       prescribed by the Singapore Exchange Securities
       Trading Limited from time to time]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act (Chapter
       50), to allot and issue shares in the Company
       to the holders of options granted by the Company
       under the Allgreen Share Option Scheme (the
       Scheme) upon the exercise of such options and
       in accordance with the rules of the Scheme
       provided always that the aggregate number of
       shares to be allotted and issued pursuant to
       the Scheme shall not exceed 15% of the total
       number of issued shares of the Company for
       the time being

       To transact any other business                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALLIED PROPERTIES (HK) LTD                                                                  Agenda Number:  701565597
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y00890213                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  HK0056039545
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.a    Re-elect Mr. Patrick Lee Seng Wei as a Director           Mgmt          Against                        Against

3.b    Re-elect Mr. John Douglas Mackie as a Director            Mgmt          For                            For

3.c    Re-elect Mr. Steven Samuel Zoellner as a Director         Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.a    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options, during and
       after the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution, otherwise
       than pursuant to: i) a rights issue;(as hereinafter
       define) ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iv) any scrip dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.b    Authorize the Directors, during the relevant              Mgmt          For                            For
       period, to repurchase shares and outstanding
       warrants of the Company ('Warrants') on the
       the Stock Exchange of Hong Kong Limited or
       any other Stock Exchange, and subject to and
       in accordance with all applicable laws or the
       requirements of the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; or b) 10% of the warrants; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws to be held]

5.c    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       5(A) and 5(B) as specified, to extend the general
       meeting mandate granted to the Directors to
       exercise the power of the Company to allot,
       issue or other wise deal with additional securities
       of the Company pursuant to Resolution 5(A)
       as specified, by the addition thereto an aggregate
       nominal amount of the shares in the Company
       which are repurchased by the Company pursuant
       to and in accordance with the Resolution 5(B)
       as specified, shall not exceed 10% to the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 ALLREAL HOLDING AG, BAAR                                                                    Agenda Number:  701477968
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0151D100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  CH0008837566
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THE NOTICE FOR THIS MEETING              Non-Voting
       WAS RECEIVED AFTER THE REGISTRATION DEADLINE.
       IF YOUR SHARES WERE REGISTERED PRIOR TO THE
       DEADLINE OF 03 MAR 2008 [BOOK-CLOSING/REGISTRATION
       DEADLINE DATE], YOUR VOTING INSTRUCTIONS WILL
       BE ACCEPTED FOR THIS MEETING. HOWEVER, VOTING
       INSTRUCTIONS FOR SHARES THAT WERE NOT REGISTERED
       PRIOR TO THE REGISTRATION DEADLINE WILL NOT
       BE ACCEPTED.

1.     Receive the annual report and the annual and              Mgmt          For                            For
       consolidated financial statements for 2007

2.     Approve the appropriation of balance sheet profit         Mgmt          For                            For
       2007

3.     Grant discharge from liability to the Board               Mgmt          For                            For
       of Directors and the Executive Board

4.1.A  Re-elect Dr. Jakob Baer as a Member of the Board          Mgmt          For                            For
       of Directors

4.1.B  Re-elect Mr. Albert Leiser as a Member of the             Mgmt          For                            For
       Board of Directors

4.2    Elect the Statutory Auditors                              Mgmt          For                            For

5.     Approve the creation of an authorized capital             Mgmt          Against                        Against

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALM. BRAND A/S, KOBENHAVN                                                                   Agenda Number:  701398225
--------------------------------------------------------------------------------------------------------------------------
    Security:  K3513M103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  DK0015250344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

A.     Approve to reduce the Company's share capital             Mgmt          For                            For
       by DKK 96,000,000 from DKK 1,668,000,000 to
       DKK 1,572,000,000 for the purpose of distribution
       to the shareholders by cancellation of the
       Company's holdings of treasury shares; the
       holding of the treasury shares has been acquired
       from the Company's shareholders including as
       part of the exclusion of share buy-back programmes,
       Article 3(1) of the Articles of Association
       must be updated in connection with the reduction

B.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALM. BRAND A/S, KOBENHAVN                                                                   Agenda Number:  701516885
--------------------------------------------------------------------------------------------------------------------------
    Security:  K3513M103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  DK0015250344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Adopt the annual report and grant discharge               Mgmt          For                            For
       to the Board of Directors and the Management
       Board from liability

b.     Adopt the annual report on the distribution               Mgmt          For                            For
       of profit or the treatment of loss

c.     Grant authority to acquire treasury shares                Mgmt          For                            For

d.     Elect the Members to the Board of Directors               Mgmt          For                            For
       and their alternates

e.     Appoint the Auditor                                       Mgmt          For                            For

f.     Approve the reduction of the Company's share              Mgmt          For                            For
       capital by DKK 96,000,000 from DKK 1,572,000,000
       to DKK 1,476,000,000 for the purpose of distribution
       to the shareholders by cancellation of the
       Company's holding of treasury shares; the holding
       of treasury shares has bee acquired from the
       Company's shareholders including as part of
       the execution of share buy-back programmes;
       and that Article 3(1) of the Articles of Association
       be updated in connection with the reduction

g.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ALPINE ELECTRONICS,INC.                                                                     Agenda Number:  701616128
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01134105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3126200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ALTRAN TECHNOLOGIES S A                                                                     Agenda Number:  701600721
--------------------------------------------------------------------------------------------------------------------------
    Security:  F02646101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  FR0000034639
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statement for the YE in 2007as presented
       profit: EUR 9,869,014.07

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting

O.3    Approve the appropriate profit for the year               Mgmt          For                            For
       of EUR 9,869,014.07 to the retained earnings
       accounts following this appropriation, the
       retained earnings account will show a new balance
       of EUR 59,319,824.00 in accordance with the
       regulations in force

o.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 and
       following ones of the French Commercial Code
       and approve the agreements entered into or
       which remained in force during the FY

o.5    Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Mazars Et Guerard as the Statutory Auditor
       holder for a 6 year period

o.6    Approve to renew the appointment of Mr. M. Jean           Mgmt          For                            For
       Louis Lebrus as the Supplying Statutory Auditor
       for a 6 year period

o.7    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 10.00 minimum sale price
       EUR 3.00 maximum number if shares to be acquired
       5% of the share capital maximum funds invested
       in the share buy backs: EUR 59,200,000.00;
       [Authority expires at the end of the 18 months
       period]; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meetings of 29 JUN 2007;
       authorize the Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities

e.8    Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to maximum
       of 10% of the share capital over a 24 months
       period, [Authority expires at the end of the
       18 months period]; and take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meetings of 29 JUN 2007

e.9    Authorize the Executive committee in 1 or more            Mgmt          For                            For
       transactions to benefits to be chosen by it,
       options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 6% of the share capital, the present
       authorization is granted for 38 months period,
       to cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries; and to
       take all necessary measures and accomplish
       all necessary formalities

e.10   Authorize the Executive Committee 1 or more               Mgmt          For                            For
       occasions existing or future shares, in favor
       if the employees or the corporate officers
       of the Company and related Companies they may
       not represent more than 6% of the share capital
       authorization is granted for 38 months period,
       to cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries, Executive
       committee take all necessary measures and accomplish
       all necessary formalities

e.11   Adopt One-Tiered Board Structure                          Mgmt          For                            For

e.12   Amend Articles number 1, 2 and 10 of the Association      Mgmt          For                            For
       regarding the Company Structure, Company Name,
       Shares

e.13   Amend the Articles 11 to 16 and Suppress Articles         Mgmt          For                            For
       17 and 18 of the Association regarding the
       Board of Directors, Management

e.14   Approve to create Article number 17 of the Bylaws         Mgmt          For                            For
       concerning the control agents college

e.15   Amend the Article 20 of Association regarding             Mgmt          For                            For
       the financial statements

e.16   Amend the Article number 19 of the Association            Mgmt          For                            For
       regarding the general meetings

e.17   Authorize the Executive Committee to grant,               Mgmt          For                            For
       in 1 or more transactions, to beneficiaries
       to be chosen by the it, options giving the
       right either to subscribe for new shares in
       the Company to be issued through a share capital
       increase, or to purchase existing shares purchased
       by the Company, it being provided that the
       options shall not give rights to a total number
       of shares, which shall exceed 6% of the share
       capital; [This Authorization given for a 38
       month period]; and approve to cancel the shareholders
       preferential subscription rights in favor of
       the beneficiaries and the board to take all
       necessary measures and accomplish all necessary
       formalities

e.18   Authorize the Executive Committee to grant for            Mgmt          For                            For
       free, on 1 or more occasions existing or future
       shares, in favor of the employee or the company
       and related Companies, they may not represent
       more than 6% of the share capital; [this Authorization
       given for 38 month period]; and the Board to
       take all necessary measures and accomplish
       all necessary formalities

e.19   Authorize the Executive Committee the necessary           Mgmt          For                            For
       powers to increase the capital on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 250,000,000.00 by issuance
       with preferred subscription rights maintained,
       of warrants; [Authority expires at the end
       of the 26 months period]; and authorize the
       Board of Directors to take all necessary measures
       and accomplish all necessary formalities

e.20   Authorize the Executive Committee the necessary           Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 15,000,000.00 by issuance,
       with preferred subscription rights maintained,
       of shares and or securities, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 250,000,000.00; [Authority
       expires at the end of the 26 months period];
       and this amount shall count against the overall
       value set forth in Resolution 19 and to cancel
       the shareholder preferential subscription rights
       in favor of holders of the securities, and
       to take all necessary measures and accomplish
       all necessary formalities, and this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

e.21   Authorize the Executive Committee in order to             Mgmt          For                            For
       increase the share capital, in one or more
       occasion and at its sole discretion, by a maximum
       nominal amount of EUR 15,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the by laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [authority expires at the end
       of the 26 month period]; and authorize the
       Board of Directors to take all necessary formalities;
       and this delegation of powers supersedes any
       and all earlier delegation to the same effect

e.22   Authorize the Executive Committee may decide              Mgmt          For                            For
       to increase the number of securities to be
       issued in the event of a capital increase with
       or with out preferential subscription right
       of shareholders, at the same price as the initial
       issue, with 30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue [Authority expires at the end of the
       26 month period]

e.23   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires at the end of the 26 month period];
       and to take all necessary measures and accomplish
       all necessary formalities, and to charge the
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one tenth of
       the new capital after each increase

e.24   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of Employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan, this delegation
       is given for a 26 month period and for a nominal
       amount t hat shall not exceed EUR 1,200,000.00,
       the shareholders' Meeting decides to cancel
       the shareholders' preferential subscription
       rights in favor of Members of a Corporate Savings
       Plan, authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities, to charge the share issuance Cos
       Tsagainst the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new Capital
       after each increase, this delegation of power
       supersedes any and all earlier delegations
       to the same effect

e.25   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authorization expires at the end of
       the 18 month period]; and authorize Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

o.26   Authorize the Board of Directors to create college        Mgmt          For                            For
       of control agents among which the composition
       and the mission will be Governed by the Bylaws
       of the Company, this decision will come into
       effect at the conclusion of the present Meeting

o.27   Appoint Mr. Roger Alibault as a Director                  Mgmt          For                            For

o.28   Appoint Mr. M. Jean Pierre Alix as a Director             Mgmt          For                            For

o.29   Appoint Apax Partners Sa represented by M. Edgar          Mgmt          For                            For
       Misrahi as a Director

o.30   Appoint Mr. Dominique De La Lande De Calan as             Mgmt          For                            For
       a Director

o.31   Appoint Mr. Yves De Chaisemartin as a Director            Mgmt          For                            For

0.32   Appoint Mr. Gilles Rigal as a Director                    Mgmt          For                            For

o.33   Appoint Mr. Michel Senamaud as a Director                 Mgmt          For                            For

o.34   Appoint Mr. Jacques Etienne De T'Serclaes De              Mgmt          For                            For
       Wommersom as a Director

o.35   Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open Market, subject
       to the conditions described below: Maximum
       Purchase Price: EUR 10.00 Minimum Sale Price
       EUR 3.00, Maximum number of shares to be acquired:
       5% of the share Capital maximum funds invested
       in the share Buybacks: EUR 59,200,000.00, this
       authorization is given for an 18 month period;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

o.36   Approve to award total annual fees of EUR 440,000.00      Mgmt          For                            For
       to the Members of the Supervisory Board and
       or Members of Board of Directors

o.37   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMANO CORPORATION                                                                           Agenda Number:  701633201
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01302108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3124400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AMER SPORTS CORPORATION, HELSINKI                                                           Agenda Number:  701460317
--------------------------------------------------------------------------------------------------------------------------
    Security:  X01416118                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Mar-2008
        ISIN:  FI0009000285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          Abstain                        Against

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       a dividend of EUR 0.50 per share

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the number of the Board Members                   Mgmt          For                            For

1.5    Approve the remuneration of Board Members                 Mgmt          For                            For

1.6    Approve the remuneration of Auditor[s]                    Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor[s]                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMER SPORTS CORPORATION, HELSINKI                                                           Agenda Number:  701523513
--------------------------------------------------------------------------------------------------------------------------
    Security:  X01416118                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  FI0009000285
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to release current Board members from             Mgmt          Against                        Against
       their positions

2.     Elect a new Board of Directors                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AMLIN PLC, LONDON                                                                           Agenda Number:  701411744
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0334Q102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  GB0000319581
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional on the admission to the              Mgmt          For                            For
       Official List [as specified] and in accordance
       with the Listing Rules [as specified] and to
       trading on the London Stock Exchange Plc's
       main market for listed securities [in accordance
       with the Rules of the London Stock Exchange
       Plc] by 8.00 a.m. on 17 DEC 2007 [or such later
       time and/or date as the Directors of the Amlin
       (the Directors) may determine] of ordinary
       shares of 28.125 pence each becoming effective:
       a) to increase the authorized share capital
       of the Amlin from GBP 200,000,000 to GBP 321,999,808
       by the creation of 544,642,000 B shares of
       22.4 pence each having the rights and privileges
       and being subject to the restriction contained
       in the amended Articles of Association of the
       Amlin adopted, pursuant to Paragraph (f) as
       specified; b) authorize the Directors: in accordance
       with Article 123B of the amended Article of
       Association adopted, pursuant to Paragraph
       (f), to capitalize a sum not exceeding GBP
       121,999,808 standing to the credit of the Amlin's
       share premium account and to apply such sum
       in paying up in full up to 544,642,000 B shares
       of 22.4 pence each; and pursuant to Section
       80 of the Companies Act 1985 [as amended],
       to allot and issue up to 544,642,000 B shares
       each credited as fully paid up to the holders
       of the ordinary shares of 25 pence each in
       the Amlin [the existing shares] on the register
       of members of the Amlin [or treated as being
       on the register of members of the Amlin in
       accordance with Article 118 of the Article
       of Association of the Amlin] at 6.00 p.m. on
       14 DEC 2007 [or such other time and/or date
       as the Directors may determine] on the basis
       of one B share for each existing share held,
       provided that [Authority expires at the conclusion
       of the next AGM of the Amlin]; c) approve that,
       each existing shares as shown in the register
       of members of the Amlin at 6.00 p.m. on 14
       DEC 2007 [or such other time and/or date as
       the Directors may determine] be and is hereby
       sub-divided into 8 shares of 3.125 pence each
       and forthwith upon such sub-division every
       9 shares of 3.125 pence each resulting from
       such sub-division shall be and are hereby consolidated
       into one share of 28.125 pence [a new share
       and together the new shares], provided that
       no members shall be entitled to a fraction
       of a share following the sub-division and consolidation
       shall be aggregated into share of 28.125 pence
       and the ordinary shares of 28.125 pence each
       so arising shall be valued at the closing mid-market
       price for an existing share on the London Stock
       Exchange Plc, the Amlin shall than determine
       the value of the fractional entitlements to
       which members would otherwise be entitled,
       and (i) all fractional entitlements with a
       value of GBP 5.00 or more shall be aggregated
       and sold and the net proceeds of sale distributed
       in due proportion among those members who would
       otherwise be entitled to such fractional entitlements
       and (ii) all fractional entitlements with a
       value of less than GBP 5.00 shall be aggregated
       and retained by the Amlin and donated to the
       charity Macmillan Cancer Support [registered
       charity 261017]; d) following the capitalization
       issue referred to in Paragraph (b) and the
       sub-division and consolidation referred to
       in Paragraph (c), all the authorized but unissued
       existing shares be and are hereby sub-division
       into 8 shares of 3.125 pence each and forthwith
       upon such sub-division every 9 shares of 3.125
       pence each resulting from such sub-division
       shall be and are hereby consolidated into one
       share of 28.125 pence provided that were such
       sub-division results in a fraction of an unissued
       new shares, such fraction shall, together with
       the minimum number of unissued new shares as
       are required [after this resolution has become
       wholly unconditional and effective] to be cancelled
       in order that the nominal value in pounds sterling
       of the Company's authorized share capital is
       a whole number, be cancelled pursuant to Section
       121(12)(e) of the Companies Act; e) authorize
       the Amlin, for the purpose of Section 166 of
       the Companies Act 1985, to make market purchases
       [Section 163 of the Companies Act 1985] of
       up to 47,760,381 new shares, at a minimum price
       which may be paid for each new share is its
       nominal value of 28.125pence and not more than
       105% of the average of the middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase and the
       higher of the price of the last independent
       trade and the highest current bid as stipulated
       by Article 5(1) of the Commission Regulation
       (EC) implementing the market abuse directive
       as regards exemption for buy-back programmes
       stabilization of financial instruments [No.
       2273/2003]; [Authority expires at the conclusion
       of the AGM of the Company] unless such authority
       is renewed prior to that time; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry; and f)
       adopt the Article of Association, as specified,
       as the Article of Association of the Amlin
       in substitution for and to the exclusion of
       the existing Article of Association




--------------------------------------------------------------------------------------------------------------------------
 ANDO CORPORATION                                                                            Agenda Number:  701631536
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01470111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3128000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANDRITZ AG, GRAZ                                                                            Agenda Number:  701474936
--------------------------------------------------------------------------------------------------------------------------
    Security:  A11123105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  AT0000730007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the reports of              Mgmt          Abstain                        Against
       the Management Board and the Supervisory Board
       for the FY 2007

2.     Approve the allocation of the net income for              Mgmt          For                            For
       the business year 2007

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       for the FY 2007

4.     Approve the actions of the Supervisory Board              Mgmt          For                            For
       for the FY 2007

5.     Approve the remuneration for the Supervisory              Mgmt          For                            For
       Board for the FY 2007

6.     Elect the Auditors for the business year 2008             Mgmt          For                            For

7      Elect the Supervisory Board                               Mgmt          For                            For

8.     Authorize the Board of Directors for collecting           Mgmt          For                            For
       the own shares up to 10% of the Company capital
       for about 30 months

9.     Approve the stock option                                  Mgmt          For                            For

10.    Amend the Company charter due par 3 and par               Mgmt          For                            For
       23




--------------------------------------------------------------------------------------------------------------------------
 ANRITSU CORPORATION                                                                         Agenda Number:  701610431
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01554104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3128800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANSALDO STS SPA, GENOVA                                                                     Agenda Number:  701471601
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0421V119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  IT0003977540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 APR 2008 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1.1  Approve the financial statement for the FYE               Mgmt          Abstain                        Against
       31 DEC 2007, Directors report, report of the
       Board of Auditors, report of the Auditing Company

O.1.2  Approve to declare the dividend                           Mgmt          For                            For

O.2.1  Appoint the number of Members of the Board of             Mgmt          For                            For
       Directors

O.2.2  Appoint the duration of office                            Mgmt          For                            For

O.2.3  Appoint the Directors                                     Mgmt          For                            For

O.2.4  Appoint the Chairman of the Board of Directors            Mgmt          For                            For

O.2.5  Approve the annual remuneration of the Members            Mgmt          For                            For
       of the Board of Directors

O.3.1  Appoint of 3 Statutory Auditors and 2 substitute          Mgmt          For                            For
       Auditors for the 3-year period 2008- 2010

O.3.2  Appoint the Chairman of the Board of Auditors             Mgmt          For                            For
       for the 3-year period 2008- 2010

O.3.3  Appoint of 3 Statutory Auditors and 2 substitute          Mgmt          For                            For
       Auditors for the 3-year period 2008-2010

O.4    Authorize to dispose of and purchase own shares           Mgmt          For                            For

O.5    Approve the free allotment of Ansaldo STS Shares          Mgmt          For                            For
       Plan for the years 2008-2010

E.1    Amend the Articles of Association: amendment              Mgmt          For                            For
       to the Articles 11, 14, 16, 23 and 27 of the
       Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 ANSELL LTD                                                                                  Agenda Number:  701379554
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q04020105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  AU000000ANN9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial and other reports for               Non-Voting
       the YE 30 JUN 2007

2.A    Re-elect Mr. Ronald J. S. Bell as a Director              Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 33(c) of the Company's Constitution

2.B    Elect Mr. William Peter Day as a Director, who            Mgmt          For                            For
       retires in accordance with Rule 33(b) of the
       Company's Constitution

3.     Authorize the Company to buy back up to 10%               Mgmt          For                            For
       of its issued shares during the period from
       the Company's 2007 AGM to the conclusion of
       the Company's 2008 AGM

S.4    Approve to renew the partial takeover provisions          Mgmt          For                            For
       contained in Rule 70 of the Constitution with
       effect from 31 DEC 2007 for a period of 3 years
       concluding on 31 DEC 2010 and amend the Rule
       70(d) accordingly

S.5    Amend the Rule 33(c) and (d) of the Constitution          Mgmt          For                            For
       as specified

6.     Grant 172,009 performance rights and 172,009              Mgmt          For                            For
       options to the Chief Executive Officer and
       Managing Director, Douglas D. Tough, in accordance
       with the Rules of the Ansell Long-term Incentive
       Plan and on the specified additional terms

       Other business                                            Non-Voting

7.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 30 JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 ANTENA 3 DE TELEVISION SA, MADRID                                                           Agenda Number:  701467335
--------------------------------------------------------------------------------------------------------------------------
    Security:  E05009159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  ES0109427734
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 MAR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts management report,            Mgmt          For                            For
       proposal application of earnings and management
       report for both the Company and its consolidated
       group

2.     Grant authority the acquisition of the own shares         Mgmt          For                            For

3.     Re-elect new Accounts Auditors                            Mgmt          For                            For

4.     Receive the report on the modifications of the            Mgmt          For                            For
       regulation of the Board of Directors

5.     Receive the report on the Corporate responsibility        Mgmt          For                            For
       for exercise 2007

6.     Grant authority to execute the decisions reached          Mgmt          For                            For
       in the OGM




--------------------------------------------------------------------------------------------------------------------------
 AOC HOLDINGS, INC.                                                                          Agenda Number:  701627400
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0155M104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3160300004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AOKI HOLDINGS INC.                                                                          Agenda Number:  701448602
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01638105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Feb-2008
        ISIN:  JP3105400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Corporate Demerger by Creating two Wholly-Owned   Mgmt          For                            For
       Subsidiaries, AOKI    Inc. and ORIHICA Inc.,
       Transferring Businesses to These Subsidiaries
       Under a  New Holding Company Structure Created

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AOKI HOLDINGS INC.                                                                          Agenda Number:  701616394
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01638105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3105400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

5      Approve Details of Compensation as Stock Options          Mgmt          Against                        Against
       for Corporate Officers, and  Allow Board to
       Authorize Use of the Stock Options

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For
       for Employees and               Directors/Employees
       of Wholly-Owned Subsidiaries




--------------------------------------------------------------------------------------------------------------------------
 AOYAMA TRADING CO.,LTD.                                                                     Agenda Number:  701622373
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01722107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3106200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Authorize Use of Stock Options                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701521266
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1076J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Independent Audit report for
       the YE 31 DEC 2007

2.a    Re-elect Mr. J.H. Maasland as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.b    Re-elect Mr. A.C. [Cameron] O'Reilly as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution

2.c    Re-elect Mr. G.K. O'Reilly as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the YE 31 DEC 2007

       Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 APRIL GROUP, LYON                                                                           Agenda Number:  701498518
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0346N106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0004037125
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the Company's financial statements
       for the YE 31 DEC 2007, as presented; earnings
       for the FY: EUR 104,657,613.89 and the expenses
       and charges that were not tax deductible of
       EUR 13,813.00 with the corresponding tax

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, earnings (group part): EUR
       72,110,861.00

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       followings of the French Commercial Code and
       the said report and the agreements referred
       to therein

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors that the income for the FY be appropriated
       as follows: earnings for the FY: EUR 104,657,613.89;
       prior retained earnings: EUR 0.00; legal reserve:
       EUR 3,147,36.00; dividends: EUR 17,956,678.08;
       other reserves: EUR 86,697,788.45; retained
       earnings: EUR 0.00; the shareholders will receive
       a net dividend of EUR 0.44 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 05 MAY 2008 as required By Law

O.5    Approve to renews the appointment of Cabinet              Mgmt          For                            For
       Mazars as the Corporate Auditor for a 6 year
       period

O.6    Approve to renews the appointment of Cabinet              Mgmt          For                            For
       Deloitte ET Associes as the Deputy Auditor
       for a 6 year period

O.7    Approve to renews the appointment of Cabinet              Mgmt          For                            For
       Beas as the Deputy Auditor for a 6 year period

O.8    Appoint Mr. Michel Barbet Massin as the Deputy            Mgmt          For                            For
       Auditor for a 6 year period

O.9    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 5% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 163,242,480.00; [Authority expires at the
       end of an 18 month period]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 26
       APR 2007; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

O.10   Approve to award total annual fees of EUR 80,000.00       Mgmt          For                            For
       to the Board of Directors

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, and or by way of Capitalizing reserves,
       profits, premiums or other means, provided
       that such Capitalization is allowed by law
       and under the By Laws by issuance, with preferred
       subscription rights maintained, of shares or
       securities; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 150,000,000.00; the maximum nominal amount
       of shares which may be issued shall not exceed
       EUR 10,000,000.00; [Authority expires at the
       end of an 26 month period]; the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.12   Authorize the Board of Directors the necessary            Mgmt          Against                        Against
       powers to increase the capital, on 1 or more
       occasions, in France or abroad by issuance,
       without preferred subscription rights maintained,
       of shares and securities; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 150,000,000.00; the maximum
       nominal amount of shares which may be issued
       shall not exceed EUR 10,000,000.00; [Authority
       expires at the end of an 26 month period];
       the shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       [Authority expires at the end of an 26 month
       period]; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       members of a Company Savings Plan; [Authority
       expires at the end of an 26 month period];
       and for a nominal amount that shall not exceed
       EUR 500,000.00; the shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries; the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at the end of an
       24 month period]; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to employees and Corporate
       officers of the Company and or some beneficiaries
       chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 5 of share capital;
       [Authority expires at the end of an 38 month
       period]; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the corporate
       officers of the Company and related Companies;
       they may not represent more than 5 % of the
       share capital; [Authority expires at the end
       of an 38 month period]; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 ARCADIS NV, ARNHEM                                                                          Agenda Number:  701475697
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0605M139                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  NL0000358554
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 17 MAR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting

2.A    Amend the Articles of Association: to increase            Mgmt          Against                        Against
       the nominal value of each share to EUR 0.06
       from EUR 0.05

2.B    Amend the Articles of Association: to cause               Mgmt          Against                        Against
       a split of the Company's capital stock on a
       1:3 ration

3.     Questions and answers                                     Non-Voting

4.     Adjournment                                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ARCADIS NV, ARNHEM                                                                          Agenda Number:  701530722
--------------------------------------------------------------------------------------------------------------------------
    Security:  N0605M139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NL0000358554
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.a    Opening                                                   Non-Voting

1.b    Announcements                                             Non-Voting

2.     Statement of the Supervisory Board for the YE             Non-Voting
       31 DEC 2007

3.     Report of the Executive Board for the YE 31               Non-Voting
       DEC 2007

4.a    Adoption of the 2007 financial statements of              Mgmt          For                            For
       ARCADIS N.V.

4.b    Approve that the holders of common shares in              Mgmt          For                            For
       ARCADIS N.V. receive a dividend over 2007 of
       EUR 1.23 per common share.; this means that
       40% of the net income from operations is distributed;
       this dividend distribution is in line with
       the relevant passages in the Articles of Association
       and the Dividend Policy that was discussed
       and approved in the General Meeting of Shareholders
       in May 2005; the remainder of the income will
       be set aside as reserves; the dividend will
       exclusively be distributed in cash. Starting
       09 MAY 2008, our shares of common stock will
       be quoted ex-dividend and payment of the dividend
       will begin on 21 MAY 2008

5.a    Grant discharge of the Executive Board Members            Mgmt          For                            For
       liability for Management duties and responsibilities

5.b    Grant discharge of Supervisory Board Members'             Mgmt          For                            For
       liability for Supervisory duties and responsibilities

6.     Approve the General Meeting of Shareholders               Mgmt          For                            For
       is authorized to assign the audit of the financial
       statements to an auditor. Upon a proposal by
       the ARCADIS Audit Committee the Supervisory
       Board proposes to assign the audit of the 2008
       financial statements to KPMG Accountants N.V.
       in Amstelveen, the Netherlands.

7.a    Amend the Articles of Association of ARCADIS              Mgmt          For                            For
       N.V.: Split of our capital stock, phase (i)
       and (ii); All our capital stock [including
       our cumulative preference shares, cumulative
       financing preference shares and priority shares]
       with a nominal value of EUR 0.05 will be split
       in three shares with a nominal value of EUR
       0.02 each; the Articles of Association will
       be amended to execute the split from 1 share
       to 3 shares

7.b    Amend the Articles of Association of ARCADIS              Mgmt          Against                        Against
       N.V: Amendment due to future legislation: the
       additional amendments are driven by proposed
       legislation by European and Dutch legislators;
       Due to the uncertainty pertaining to date of
       implementation and the exact contents of this
       legislation, we propose to reference the statutes
       to be adopted in our Articles of Association;
       this ensures that the proposed legislation
       is automatically reflected in our Articles
       of Association: Article 7 and Article 17, as
       specified

7.c    Amend the Articles of Association of ARCADIS              Mgmt          For                            For
       N.V: Other amendments: Amend the Articles 4,
       6 and 7.2 and Article 23.2 and 23.3, as specified

8.a    Re-appoint Mr. Jan Peelen: In accordance with             Mgmt          For                            For
       the schedule previously adopted by the Supervisory
       Board, Mr. Peelen is scheduled to retire from
       the Supervisory Board at the close of this
       2008 AGM of Shareholders

8.b    Appoint Mr. Maarten Schonfeld: In accordance              Mgmt          For                            For
       with the schedule previously adopted by the
       Supervisory Board, Mr. Cohn is scheduled to
       retire from the Supervisory Board at the close
       of this 2008 AGM of Shareholders.

8.c    Approve vacancies that will occur at the next             Mgmt          Abstain                        Against
       General Meeting of Shareholders: In accordance
       with the schedule previously adopted by the
       Supervisory Board, the first serving term of
       Mr. Nethercutt will expire at the close of
       the May 2009 AGM of Shareholders; reappoint
       Mr. Nethercutt.

9.     Approve to set the fixed remuneration of the              Mgmt          For                            For
       Members of the Supervisory Board at the General
       Meeting of Shareholders; the last amendment
       to our remuneration policy was made in 2001;
       given the inflation since then, the growth
       of ARCADIS and the increased responsibility
       of the members of the Supervisory Board, the
       Executive Board proposes to adjust the yearly
       fixed remuneration effective 01 JUL 2008 as
       follows: Member: EUR 30,000 [currently: EUR
       25,000]; Chairman: EUR 45,000 [currently: EUR
       37,500]

10.a   Adopt the adjusted remuneration policy of members         Mgmt          For                            For
       of the Executive Board: the current Remuneration
       Policy for the Executive Board was adopted
       by the General Meeting of Shareholders in May
       2005 and was explained in the Remuneration
       Report in the Annual Report of 2007; on the
       instructions of the Supervisory Board, the
       ARCADIS Selection and Remuneration Committee
       has recently re-evaluated the remuneration
       policy, the principle being that this policy
       need not, by definition, be radically overhauled,
       but should be brought into line with what is
       customary in the market; an external advisor
       performed a benchmark analysis in this regard,
       against a slightly changed labor market reference
       group of companies that are comparable in size
       and from the same sector as ARCADIS; the changes
       are a result of the change in size and positioning
       of ARCADIS, while U.S. Companies are no longer
       included; the new labor market reference group
       consists of the following companies: USG People
       (NL), Heijmans (NL), Imtech (NL), Draka (NL),
       Fugro (NL), Boskalis (NL), Grontmij (NL), Ordina
       (NL), Atkins (UK), Poyry (Fin), WSP (UK), RPS
       (UK), Sweco (S) and White Young Green (UK),
       as specified

10.b   Adopt the remuneration in [rights to] ARCADIS             Mgmt          For                            For
       shares of Executive Board: approve to set the
       number of conditional shares and options to
       be granted annually to the Executive Board
       at 6,000 shares and 12,000 options respectively
       for the Chairman and 3,600 and 7,200 respectively
       for the other Members of the Board [numbers
       before the intended stock split]; these numbers
       will be eligible for 3 years [2008, 2009 and
       2010] and could rise to 150% in the event of
       achieving the first position within the peer
       group

11.a   Authorize the Executive Board to issue shares             Mgmt          For                            For
       and rights to shares of ARCADIS common stock
       and cumulative financing preferred stock, if
       the amendments to our Articles of Association
       [agenda item 7] are approved and executed,
       and to authorize the Supervisory Board until
       such approval and execution are complete, as
       specified

11.b   Authorize the Executive Board to issue shares             Mgmt          Against                        Against
       and rights to shares, of our cumulative preferred
       stock, if the amendments to our Articles of
       Association [agenda item 7] are approved and
       executed, and to authorize the Supervisory
       Board until such approval and execution are
       executed

11.c   Authorize the Executive Board to limit or exclude         Mgmt          For                            For
       pre-emptive rights, if the amendments to our
       Articles of Association (agenda item7) are
       approved and executed, and to authorize the
       Supervisory Board until such approval and execution
       are complete, as specified

12.    Authorize the Executive Board, according to               Mgmt          Against                        Against
       Section 7.1 of the Articles of Association
       for a period of 18 months commencing on 01
       JUL 2008, to repurchase paid-up shares of capital
       stock and any shares of cumulative financing
       preferred stock, up to the maximum amount authorized
       under applicable law and our Articles of Association

13.    Questions and answers                                     Non-Voting

14.    Adjournment                                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ARCS COMPANY,LIMITED                                                                        Agenda Number:  701574635
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0195H107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3968600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation (1)                   Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Amend the Articles of Incorporation (2)                   Mgmt          Against                        Against

6.     Approve Proposal to continue with countermeasures         Mgmt          Against                        Against
       against large-scale purchases of shares of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 ARISTOCRAT LEISURE LIMITED                                                                  Agenda Number:  701514413
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0521T108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  AU000000ALL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and the Auditor for the YE
       31 DEC 2007

2.     Re-elect Mr. R.A. Davis as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with Clause
       12.3 of the Constitution of the Company

3.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, to grant
       279,441 performance share rights to Mr. P.N.
       Oneile, Chief Executive Officer and Managing
       Director, pursuant to the Company's Long-Term
       Performance Share Plan as specified

4.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, to grant
       75,331 performance share rights to Mr. S.C.M.
       Kelly, Chief Financial Officer and Finance
       Director, pursuant to the Company's Long-Term
       Performance Share Plan as specified

5.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       [included in the Directors' report] for the
       YE 31 DEC 2007

S.6    Approve that the Company renew the proportional           Mgmt          For                            For
       takeover the provisions in Clause 24 of the
       Company's Constitution for a period of 3 years
       from the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  701546129
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0483X122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the final dividend of 1.2 pence per               Mgmt          For                            For
       ordinary share

3.     Approve the remuneration report                           Mgmt          For                            For

4.     Re-elect Mr. Doug Dunn as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Tudor Brown as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Mike Muller as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Philip Rowley as a Director                  Mgmt          For                            For

8.     Re-elect Mr. John Scarisbrick as a Director               Mgmt          For                            For

9.     Re-elect Mr. Jermy Scudemore as a Director                Mgmt          For                            For

10.    Re-elect Mr. Simon Segars as a Director                   Mgmt          For                            For

11.    Re-elect Mr. Tim Score as a Director                      Mgmt          For                            For

12.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

13.    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

14.    Grant authority 127,208,000 ordinary shares               Mgmt          For                            For
       for market purchase

15.    Adopt new Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ARNEST ONE CORPORATION                                                                      Agenda Number:  701634405
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0197M104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3100170004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Payment of Bonuses to Corporate Auditors          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ARNOLDO MONDADORI EDITORE SPA, MILANO                                                       Agenda Number:  701493366
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6901G126                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001469383
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 08. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

1.     Receive the financial statement as of 31 DEC              Mgmt          For                            For
       2007, Board of Directors report, Board of Auditors
       report and audit firm report, ajournment thereof
       and consolidated financial statements at 31
       DEC 2007 and concerning attachments

2.     Grant authority to buy and sell own shares                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ARRK CORPORATION                                                                            Agenda Number:  701629656
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0198N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3100050008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Reduction of Legal Reserve                        Mgmt          For                            For

2.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASATSU-DK INC.                                                                              Agenda Number:  701480179
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03014107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3109800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

2.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701640915
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0205X103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Authorize the Manager, for the issue of new               Mgmt          For                            For
       units in A-REIT [Units] and/or convertible
       securities or other instruments which may be
       convertible into units [Convertible Securities]
       in the FYE 31 MAR 2009 such that the number
       of new units issued [and/or units into which
       the Convertible Securities may be converted]
       does not exceed 50.0% of the number of Units
       in issue as at 31 MAR 2008 [which is the end
       of A-REIT's last FY] [the Base Figure], of
       which the aggregate number of new units issued
       [and/or units into which the Convertible Securities
       may be converted], where the units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing unitholders of A-REIT, must
       not be more than 20.0% of the base figure [the
       General Mandate]; pursuant to the General Mandate,
       the issue units arising from the conversion
       of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; where the terms of the issue of the
       Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and authorize the Ascendas Funds Management
       (S) Limited, as Manager of A-REIT (the Manager),
       any Director of the Manager (Director) and
       HSBC Institutional Trust Services (Singapore)
       Limited, as Trustee of A-REIT [the Trustee]
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such Director
       or [as the case may be] the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the General Mandate




--------------------------------------------------------------------------------------------------------------------------
 ASHTEAD GROUP PLC                                                                           Agenda Number:  701481892
--------------------------------------------------------------------------------------------------------------------------
    Security:  G05320109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  GB0000536739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985 and in addition and
       without prejudice to all subsisting authorities,
       to make market purchases [Section 163(3) of
       the Companies Act 1985] of ordinary shares
       in the capital of the Company, the maximum
       aggregate number of ordinary shares authorized
       to be acquired under this authority is 26,902,642
       representing 5% of the issued ordinary share
       capital of the company [including treasury
       shares] as at 03 MAR 2008; at a minimum price
       of 10 pence [being the nominal value of an
       ordinary share] and up to 105% of the average
       of the middle market prices for an ordinary
       such derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and the higher of the price of the last
       independent trade and the highest current independent
       bid on the London Stock Exchange Daily Official
       List at the time purchase is carried out; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 ASICS CORPORATION                                                                           Agenda Number:  701623440
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03234150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3118000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Increase Auditors
       Board Size to 5

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.5    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ASM INTL N V                                                                                Agenda Number:  701559304
--------------------------------------------------------------------------------------------------------------------------
    Security:  N07045102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  NL0000334118
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening remarks and announcements                         Non-Voting

2.     Receive the Management Board's report on FY               Mgmt          No vote
       2007

3.     Adopt the financial statements, including the             Mgmt          No vote
       balance sheet, the statement of operations
       and the notes thereto, for the FYE 31 DEC 2007

4.     Appoint the Deloitte Accountants B.V. as Independent      Mgmt          No vote
       Certified Public Accountant of the Company
       for the FYE 31 DEC 2008

5.     Approve the Management Board's presentation:              Mgmt          No vote
       roadmap to peer group profitability

6.a.1  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Approve the dismissal of the Mr. Paul C. Van
       Den Hoek as Member of the Supervisory Board

6.a.2  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Approve the dismissal of the Mr. Eric A. Van
       Amerongen as Member of the Supervisory Board

6.a.3  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Approve the dismissal of the Mr. Leon P.E.M.
       Van Den Boom as Member of the Supervisory Board

6.a.4  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Approve the dismissal of the Mr. Berend C.
       Brix as Member of the Supervisory Board

6.a.5  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL          Shr           No vote
       : Approve the dismissal of the Mr. Heinrich
       W. Kreutzer as Member of the Supervisory Board

6.b.1  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Appoint Dr. David N.K. Wang as a Member of
       the Supervisory Board

6.b.2  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Appoint Mr. Nicholas Miller as a Member of
       the Supervisory Board

6.b.3  PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Appoint Mr. Seitaro Ishii as a Member of the
       Supervisory Board

6.c    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Approve the dismissal of Mr. Charles D. [Chuck]
       del Prado as a Member of the Management Board

6.d    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Appoint Mr. Farhad Moghadam as a Member of
       the Management Board

7.a    Appoint Dr. U. Schumacher as a Member of the              Mgmt          No vote
       Supervisory Board for a 4 year period ending
       on the date of the AGM in 2012

7.b    Re-appoint Dr. Johan M.R. Danneels as a Member            Mgmt          No vote
       of the Supervisory Board for a 4- year period
       ending on the date of AGM in 2012

8.     Grant discharge of liability to the Members               Mgmt          No vote
       of the Management Board for their Management

9.     Grant discharge of liability to the Members               Mgmt          No vote
       of the Supervisory Board for their Supervision

10.    Authorize the Management Board, pursuant to               Mgmt          No vote
       Article 8.1 of our Articles of Association,
       for a period of 18 months commencing on the
       date of the 2008 AGM to cause the Company to
       repurchase, subject to the prior approval of
       the Supervisory Board, for consideration, issued
       and outstanding shares of its share capital
       up to the maximum as permitted by our Articles
       of Association, at such time, if any, and on
       such terms as the Management Board, with the
       approval of the Supervisory Board, shall determine
       in its discretion; any such repurchase shall
       be for a price between the par value of the
       share and 110% of the market price, where market
       price shall be understood as the average closing
       price per share calculated over the five business
       days preceding the day of the repurchase as
       quoted on the Euro next Amsterdam stock exchange;
       the Management Board for a period of 18 months
       commencing on the date of the 2008 AGM to cause
       the Company to repurchase, subject to the prior
       approval of the Supervisory Board, for consideration,
       issued and outstanding shares of its share
       capital up to such number as we are allowed
       to repurchase under the Dutch Civil Code at
       such time, if any, and on such terms as the
       Management Board, with the approval of the
       Supervisory Board, determines in its discretion

11.a   Authorize the Management In accordance with               Mgmt          No vote
       Articles 5.1 and 5.6 of our Articles of Association,
       the Management Board requests the general meeting
       of shareholders to appoint the Management Board,
       for a period of 18 months commencing on the
       date of the 2008 AGM, as the Company's body
       that, subject to the approval of the Supervisory
       Board, to issue common shares as may be required
       in connection with the Companys existing Stock
       Option Plan; including granting the right to
       subscribe for such shares, at such a price,
       and on such conditions as determined by the
       Management Board subject to the approval of
       the Supervisory Board for each issue; Management
       Board, for a period of 18 months commencing
       on the date of the 2008 AGM, as the body that,
       subject to the approval of the Supervisory
       Board, to issue common shares and grant rights
       to subscribe therefore, in accordance with
       the terms, conditions and limitations set forth
       in this proposal

11.b   Authorize the Management Board In accordance              Mgmt          No vote
       with Article 7.5 of our Articles of Association,
       the Management Board requests the general meeting
       of shareholders to appoint the Management Board,
       for a period of 18 months commencing on the
       date of the 2008 AGM, as the body that, subject
       to the approval of the Supervisory Board, to
       limit or exclude the pre-emptive rights of
       shareholders with respect to the issuance of
       common shares in connection with the Company's
       existing Stock Option Plan; the Management
       Board, for a period of 18 months commencing
       on the date of the 2008AGM , as the body that,
       subject to the approval of the Supervisory
       Board, to limit or exclude the pre-emptive
       rights of shareholders with respect to the
       issuance of common shares pursuant to Proposal
       No. 11(a)

12.    Elect Mr. Arthur H. del Prado as a Honorary               Mgmt          No vote
       Chairman of the Company

13.    Transact any other business                               Non-Voting

14.    Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ASM PACIFIC TECHNOLOGY LTD                                                                  Agenda Number:  701532106
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0535Q133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  KYG0535Q1331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated accounts       Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final and second special dividend               Mgmt          For                            For
       of HKD 1.10 per share and HKD 0.40 per share
       respectively for the YE 31 DEC 2007

3.1    Re-elect Mr. Arthur H. del Prado as a Director            Mgmt          Against                        Against

3.2    Re-elect Mr. Tang Koon Hung, Eric as the Director         Mgmt          Against                        Against

3.3    Re-elect Mr. Arnold J.M. van der Ven as a Director        Mgmt          Against                        Against

3.4    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditor        Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ASTALDI SPA                                                                                 Agenda Number:  701494089
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0538F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  IT0003261069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the balance sheet of 31 DEC 2007, related         Mgmt          For                            For
       and consequential resolutions

2.     Approve the resolutions on purchase and sell              Mgmt          For                            For
       own shares




--------------------------------------------------------------------------------------------------------------------------
 ASTRAL MEDIA INC                                                                            Agenda Number:  701415742
--------------------------------------------------------------------------------------------------------------------------
    Security:  046346201                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Dec-2007
        ISIN:  CA0463462014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this is a information only meeting            Non-Voting
       as Class A shares do not have voting rights
       for this meeting.

1.     To receive the consolidated financial statements          Non-Voting
       of the corporation for the financial year that
       ended August 31, 2007, together with the report
       of the auditors thereon;

2.     To elect the directors of the Corporation.                Non-Voting

3.     To appoint the auditors of the Corporation.               Non-Voting

4.     To transact such other business as may properly           Non-Voting
       come before the meeting or any adjourment thereof.




--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701368486
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0604U105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2007

2.     Receive the financial report and the Auditor's            Non-Voting
       report for the National Guarantee Fund for
       the YE 30 JUN 2007

3.     Adopt the remuneration report                             Mgmt          For                            For

4.     Elect Mr. Shane Finemore as a Director of ASX             Mgmt          For                            For

5.     Elect Mr. David Gonski AC as a Director of ASX            Mgmt          For                            For

6.     Approve to increase the total amount of fees              Mgmt          For                            For
       that may be paid to ASX's Non-Executive Directors
       as a whole by AUD 500,000 from AUD 2 million
       to a maximum of AUD 2.5 million

7.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of Listing Rule 10.14, the grant of
       performance rights to acquire shares in ASX,
       and the issue or transfer of shares in ASX,
       to Mr. Robert Elstone under the ASX Long Term
       Incentive Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 ATHENS WATER & SEWERAGE PUBLIC CO (EYDAP)                                                   Agenda Number:  701581678
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0257L107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  GRS359353000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the 2 Board of Directors Members of Eydap           Mgmt          For                            For
       on behalf of the minority shareholders




--------------------------------------------------------------------------------------------------------------------------
 ATHENS WATER & SEWERAGE PUBLIC CO (EYDAP)                                                   Agenda Number:  701581767
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0257L107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  GRS359353000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual financial statements of FY             Mgmt          For                            For
       2007, in accordance with the international
       financial reporting standards I.F.R.S, with
       the relevant reports by the Board of Directors
       and Chartered Auditors

2.     Grant discharge to the Board of Directors Members         Mgmt          For                            For
       and the Chartered Auditors from any liability
       for indemnity for the FY 2007

3.     Approve the dividend payment for the FY 2007,             Mgmt          For                            For
       and to determine the beneficiaries and also
       the payable date

4.     Approve the Chairman's and the Managing Directors         Mgmt          For                            For
       salaries for the year 2007 and the pre approval
       of the salaries for the year 2008

5.     Approve the Board of Directors salaries and               Mgmt          For                            For
       reimbursements for the FY 2007, and the pre
       approval of the salaries and reimbursements
       for the FY 2008

6.     Elect 2 Chartered Auditors and 2 substitute               Mgmt          For                            For
       Chartered Auditors for the FY 2008 and approve
       their salaries

7.     Various announcements                                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ATHENS WATER & SEWERAGE PUBLIC CO (EYDAP)                                                   Agenda Number:  701617207
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0257L107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  GRS359353000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect up to 9 Board of Director Members on behalf         Mgmt          For                            For
       of the majority shareholder of the Greek State




--------------------------------------------------------------------------------------------------------------------------
 ATTICA HOLDINGS SA                                                                          Agenda Number:  701448373
--------------------------------------------------------------------------------------------------------------------------
    Security:  X02602104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  GRS144161007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the conversion of the Company's shares            Mgmt          For                            For
       from bearer to registered and amend the Articles
       5 and 8 of the Company's Articles of Association

2.     Approve the establishment of a Stock Option               Mgmt          For                            For
       program to the Board of Directors Members and
       the Company's Member of staff, as well as that
       of affiliated Company's, including personal
       who offer their services to the Company and
       the affiliated Company's, on a permanent basis
       according to the Article 13 Paragraph13 of
       the law 2190/1920, and authorize the Company's
       Board of Directors to settle any relevant issue

3.     Elect the new Board of Directors Members in               Mgmt          For                            For
       replacement of resigned ones

4.     Elect the new Board of Directors and appoint              Mgmt          For                            For
       Independent Members of the Board of Directors

5.     Approve the contracts according the specified             Mgmt          Abstain                        Against
       Article of the Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 ATTICA HOLDINGS SA, ATHENS                                                                  Agenda Number:  701602256
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0265K109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  GRS144003001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements and               Mgmt          For                            For
       the consolidated ones for 2007 along with the
       Board of Director's and the Chartered Auditor's
       reports

2.     Grant discharge the Board of Directors Members            Mgmt          For                            For
       and the Auditors from any liability for indemnity
       for the Company's Management and financial
       statements for the FY 2007

3.     Approve the profits distribution for the year             Mgmt          For                            For
       2007

4.     Approve the Board of Director's remuneration              Mgmt          For                            For

5.     Elect the Certified Auditor, regular and substitute       Mgmt          For                            For
       and determination of their fees




--------------------------------------------------------------------------------------------------------------------------
 AUCKLAND INTERNATIONAL AIRPORT LTD                                                          Agenda Number:  701402327
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q06213104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  NZAIAE0001S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's introduction                                   Non-Voting

       Chief Executive's review                                  Non-Voting

       Receive the financial statements of the Company           Non-Voting
       for the YE 30 JUN 2007 together with the Directors'
       and the Auditor's reports to shareholders

1.     Re-elect Mr. Joan Withers as a Director of the            Mgmt          No vote
       Company, who retires by rotation

2.     Elect Mr. Richard Didsbury as a Director of               Mgmt          No vote
       the Company

3.     Elect Mr. John Brabazon as a Director of the              Mgmt          No vote
       Company

4.     Elect Mr. Lloyd Morrison as a Director of the             Mgmt          No vote
       Company

5.     Approve to increase the total quantum of annual           Mgmt          No vote
       Directors' fees by NZD 490,000, from NZD 660,000
       to NZD 1,150,000, such amount to be divided
       amongst the Directors as they deem appropriate

6.     Authorize the Directors to fix the fees and               Mgmt          No vote
       the expenses of the Auditor

       Any other matter                                          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AUCKLAND INTERNATIONAL AIRPORT LTD                                                          Agenda Number:  701459059
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q06213104                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  NZAIAE0001S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

1.     Approve the NZ Airport NC Ltd making the offer            Mgmt          Against                        Against
       for 39.53% of the Ordinary Shares in Auckland
       International Airport Ltd




--------------------------------------------------------------------------------------------------------------------------
 AURIGA INDUSTRIES A/S                                                                       Agenda Number:  701528020
--------------------------------------------------------------------------------------------------------------------------
    Security:  K0834D101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  DK0010233816
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report by the Board of Directors              Non-Voting
       on Auriga's activities in the past FY

2.     Adopt the annual report for 2007 with the Auditor's       Mgmt          For                            For
       report, including grant discharge of the obligations
       of the Board of Executives and the Board of
       Directors and approve the remuneration for
       the Board of Directors

3.     Approve the appropriation of profits or coverage          Mgmt          For                            For
       of losses in accordance with the adopted annual
       report, and the that dividend of DKK 4.00 be
       paid per share of DKK 10

4.     Adopt the general guidelines concerning performance-relatedMgmt          For                            For
       remuneration of the Board of Directors and
       the Board of Executives, and the draft 'Overordnede
       retningslinier for incitamentsaflonning af
       bestyrelse og direktion I Auriga Industries
       A/S', in which case the specified new Article
       15.4 should be inserted into Auriga's Articles
       of Association

5.     Re-elect Messrs. Ole Steen Andersen, Povl Krogsgaard-Larsen,Mgmt          For                            For
       Johannes Jacobsen, Jan Stranges and Karl Anker
       Jorgensen as the Members of the Board of Directors;
       elect Mr. Torben Skriver Frandsen as the new
       Member of the Board of Directors

6.     Re-appoint Deloitte Statsautoriseret RevisionsaktieselskabMgmt          For                            For
       as the Auditor

7.     Authorize the Company, until the next OGM, to             Mgmt          For                            For
       acquire treasury shares with a nominal value
       up to 10% of the share capital, the price of
       acquisition of such treasury shares not deviate
       by more than 10% from market price applicable
       at any time, cf. Section 48 of the Danish Companies
       Act (Aktieselskabsloven)




--------------------------------------------------------------------------------------------------------------------------
 AUSTEREO GROUP LTD                                                                          Agenda Number:  701382739
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0741V115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  AU000000AEO6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Receive the Directors' report and financial               Non-Voting
       statements of the Company for the period ended
       30 JUN 2007

B.     Approve the remuneration report of the Company            Mgmt          Against                        Against
       for the YE 30 JUN 2007

C.i    Re-elect Mr. Peter M. Harvie as a Director,               Mgmt          Against                        Against
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution

C.ii   Re-elect Mr. Robert G. Kirby as a Director,               Mgmt          Against                        Against
       who retires by rotation in accordance with
       Clause 58.1 of the Constitution




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALAND PROPERTY GROUP                                                                   Agenda Number:  701492629
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q07932108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  AU000000ALZ7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the inancial reports              Non-Voting
       of Australand, AHL, APT, APT4 and APT5 and
       the reports of the Directors and of the Auditor
       thereon in respect of the YE 31 DEC 2007

2.     Adopt the AHL remuneration report for the YE              Mgmt          Against                        Against
       31 DEC 2007

3.1    Re-elect Mr. Lui Chong Chee as a Director of              Mgmt          For                            For
       AHL, who retire in accordance with Clause 10.3
       of AHL's Constitution

3.2    Re-elect Mr. Ian Farley Hutchinson as a Director          Mgmt          For                            For
       of AHL, who retire in accordance with Clause
       10.3 of AHL's Constitution

3.3    Elect Mr. Stephen Eric Newton as a Director               Mgmt          For                            For
       of AHL, who retire in accordance with Clause
       10.8 of AHL's Constitution

3.4    Elect Mr. Oliver Lim as a Director of AHL, who            Mgmt          For                            For
       retire in accordance with Clause 10.8 of AHL's
       Constitution

4.     Approve, for all purposes, for: a) to grant               Mgmt          For                            For
       of 591,000 Performance Rights to Mr. Robert
       Johnston in relation to the 2007 offer under
       the Australand Performance Rights Plan; b)
       to grant of 537,000 Performance Rights to Mr.
       Johnston in relation to the 2008 offer under
       the Australand Performance Rights Plan; and
       c) the issue or transfer of Australand staple
       securities to Mr. Johnston upon vesting of
       the performance rights, as specified




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN PHARMACEUTICAL INDUSTRIES LTD                                                    Agenda Number:  701414144
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1075Q102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  AU000000API4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities and the reports
       of the Directors and the Auditors for the YE
       30 APR 2007

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       APR 2007

3.     Receive the financial report of the Company               Non-Voting
       and its controlled entities and the reports
       of the Directors and the Auditors for the four
       months ended 31 AUG 2007

4.     Adopt the remuneration report for the four months         Mgmt          For                            For
       ended 31 AUG 2007

5.     Re-elect Mr. Robert Millner as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

6.     Re-elect Ms. E. Carol Holley as a Director                Mgmt          For                            For

7.     Re-elect Mr. Miles Hampton as a Director                  Mgmt          For                            For

8.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, to grant
       175,000 performance rights under the API Long
       Term Incentive Plan to the Company's Managing
       Director and Chief Executive Officer, Mr. Stephen
       Roche as specified




--------------------------------------------------------------------------------------------------------------------------
 AUSTRIAN AIRLINES/OESTERREICHISCHE LUFTVERKEHRS-AKTIENGESELLSCHAFT, WIEN                    Agenda Number:  701526533
--------------------------------------------------------------------------------------------------------------------------
    Security:  A07126138                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  AT0000620158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the annual reports, group report, management      Mgmt          For                            For
       and supervisory reports for the FY 2007

2.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for the FY 2007

3.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Supervisory Board for 2007

4.     Elect the Auditors for 2008                               Mgmt          For                            For

5.a    Approve to increase the capital from EUR 257,040.000      Mgmt          For                            For
       up to EUR 428,400.000 by issuing 57,120.000
       shares against cash deposit; the exercise price
       per share is EUR 7,10 for shareholders, who
       exercise an option, the price for the first
       1000 shares is EUR 4,89; for acceptance of
       the rest of the recapitalization for expectations
       of 20% on the allowance of the exercised options,
       JJW Central & Eastern Europe Beteiligungs GmbH
       will be announced; the shares are registered
       in bearer shares or registered shares

5.b    Amend the Company Charter par 6 by insert new             Mgmt          For                            For
       Clauses 2,3,4 and 5 as specified

5.c    Elect the Supervisory Board and recall them               Mgmt          For                            For

6.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       or withdraw own shares up to a maximum extent
       of 10% of the equity capital including own
       shares already purchased for the terms of 30
       months after adoption of the resolution in
       the meeting, and to use the shares to satisfy
       stock options of the Employees, managers and
       the members of the Board of Directors of the
       Company or of an associated enterprise and/or
       for the issuance to employees of Austrian Airlines
       Group or to cell them at any time via the stock
       exchange or via a public tender offer; which
       replaces the one given in the meeting held
       on 04 MAY 2007

7.     Amend the Companies Charter Paragraph 23 Clause           Mgmt          For                            For
       1




--------------------------------------------------------------------------------------------------------------------------
 AUTOBACS SEVEN CO.,LTD.                                                                     Agenda Number:  701635077
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03507100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3172500005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUTOSTRADA TORINO-MILANO SPA, TORINO                                                        Agenda Number:  701450164
--------------------------------------------------------------------------------------------------------------------------
    Security:  T06552102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Feb-2008
        ISIN:  IT0000084027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 FEB 2008 AT 11 HOURS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Grant authority to buy back and sell own shares;          Mgmt          For                            For
       related and consequential resolutions




--------------------------------------------------------------------------------------------------------------------------
 AUTOSTRADA TORINO-MILANO SPA, TORINO                                                        Agenda Number:  701511380
--------------------------------------------------------------------------------------------------------------------------
    Security:  T06552102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0000084027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 MAY 2008 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors report, adjournment
       thereof, consolidated financial statement at
       31 DEC 2007

2.     Appoint and emoluments of the Board of Auditors           Mgmt          For                            For
       for years 2008-2010




--------------------------------------------------------------------------------------------------------------------------
 AVEX GROUP HOLDINGS INC.                                                                    Agenda Number:  701615520
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0356Q102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2008
        ISIN:  JP3160950006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 AVIS EUROPE PLC                                                                             Agenda Number:  701506012
--------------------------------------------------------------------------------------------------------------------------
    Security:  G06836103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  GB0000658053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the accounts            Mgmt          For                            For
       for the YE 31 DEC 2007 and the Auditors' reports
       thereon

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Re-elect Mr. Jean-Pierre Bizet as a Director              Mgmt          Against                        Against

4.     Re-elect Mr. Les Cullen as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Simon Palethorpe as a Director               Mgmt          Against                        Against

6.     Elect Mr. Pascal Bazin as a Director                      Mgmt          Against                        Against

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

S.8    Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of its ordinary shares of 1p each in the capital
       of the Company provided that: a) the maximum
       number of ordinary shares hereby authorized
       to be purchased is 92,052,404 [representing
       10% of the issued ordinary share capital at
       27 FEB 2008; b) the maximum price which may
       be paid for each ordinary share is the highest
       of: i) an amount equal to 105% of the average
       of the middle market quotations for a share
       as derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which the share is contracted
       to be purchased; and ii) an amount equal to
       the higher of the price of the last independent
       trade of an ordinary share and the highest
       current independent bid for an ordinary share
       as derived from the London Stock Exchange Trading
       System [SETS], and the minimum price which
       may be paid for each ordinary share is 1p exclusive
       of expenses; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.9    Adopt the new Articles of Association as specified        Mgmt          Against                        Against
       in substitution of the existing Articles of
       Association of the Company, with effect form
       the conclusion of this AGM

S.10   Adopt, subject to the passing of Special Resolution       Mgmt          Against                        Against
       9, the Articles of Association of the Company
       pursuant to Special Resolution 9 be amended,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 AWB LTD                                                                                     Agenda Number:  701442701
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12332104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  AU000000AWB5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Amend the Constitution by omitting Article 2              Mgmt          For                            For
       if, and with effect from the date, AWB [International]
       Limited ceases to be the holder of the Single
       Desk [within the meaning of Article 3.9 of
       the Company's Constitution]

s.2    Amend the Constitution by omitting paragraph              Mgmt          For                            For
       (a) of the Article 12.17 and substituting the
       Articles 12.17, 12.18 and 12.19 apply despite
       anything else in this Constitution, Articles
       12.17, 12.18, and 12.19 will cease to apply
       on the date that is 3years after the date the
       Redemption event occurs

3.A    Elect Mr. Colin Nicholl as an A Class Director            Non-Voting
       of AWB Limited in WA

3.B    Elect Mr. Rodger Schirmer as an A Class Director          Non-Voting
       of AWB Limited in NSW and ACT

3.C    Elect Mr. Simon Tickner as an A Class Director            Non-Voting
       of AWB Limited in Victoria and Tasmania

3.D    Elect Mr. Peter Polson, BComm, M.B.L as an B              Mgmt          For                            For
       Class Director of AWB Limited

4.     Receive the Company's financial report, Directors'        Non-Voting
       report and the Auditor's report for the FYE
       30 SEP 2007

5.     Adopt the remuneration report [which forms part           Mgmt          Against                        Against
       of the Directors' report] for the YE 30 SEP
       2007




--------------------------------------------------------------------------------------------------------------------------
 AXFOOD AB                                                                                   Agenda Number:  701459023
--------------------------------------------------------------------------------------------------------------------------
    Security:  W1051R101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Mar-2008
        ISIN:  SE0000635401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Goran Ennerfelt as a Chairman to preside        Mgmt          For                            For
       over the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to check the minutes                 Mgmt          For                            For

6.     Approve whether the AGM has been duly convened            Mgmt          For                            For

7.     Receive the parent Company annual report and              Mgmt          For                            For
       the Auditors' report, and of the consolidated
       accounts and the Auditors' report for the Group

8.     Approve the Chief Executive Officer's address             Mgmt          For                            For

9.     Questions                                                 Mgmt          For                            For

10.a   Adopt the income statement and balance sheet,             Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.b   Approve the allocation of the Company's profit            Mgmt          For                            For
       in accordance with the adopted balance sheet;
       the ordinary dividend be set at SEK 12 per
       share [the dividend for the preceding year
       was SEK 20 per share, of which SEK 12 constituted
       an ordinary dividend and SEK 8 an extra dividend],
       and that the record date be set at 10 MAR 2008;
       if the AGM votes in favour of the proposal,
       dividends are expected to be sent out via VPC
       AB on 13 MAR 2008; the last day of trading
       in the Company's stock including the right
       to the dividend is 05 MAR 2008

10.c   Grant discharge from liability of the Directors           Mgmt          For                            For
       and the President

11.    Approve to determine the number of Directors              Mgmt          For                            For
       to be appointed at 8 and no alternate Directors
       and 1 Chief Auditor

12.    Approve the Combined Directors' fee shall be              Mgmt          For                            For
       set at SEK 2,500,000, whereby SEK 500,000 shall
       be payable to the Chairman of the Board, SEK
       350,000 to the Vice Chairman of the Board,
       and SEK 275,000 to each of the other Non-Executive
       Directors and the Auditors' fee shall be payable
       as invoiced

13.    Re-elect Messrs. Antonia Ax:son Johnson, Peggy            Mgmt          For                            For
       Bruzelius, Maria Curman, Goran Ennerfelt, Marcus
       Storch, Gunnar Soderling and Annika Ahnberg
       as the Company Directors and elect Mr. Fredrik
       Persson as the Company Director and no alternate
       Director

14.    Elect Mr. Goran Ennerfelt as the Chairman of              Mgmt          For                            For
       the Board

15.    Elect KPMG Bohlins AB, with Chief Auditor Thomas          Mgmt          For                            For
       Thiel, as the Auditors of the Company for a
       term extending through the end of the 2012
       AGM

16.    Appoint the guidelines on Nominating Committee,           Mgmt          For                            For
       as specified

17.    Approve to determine the principles for compensation      Mgmt          For                            For
       of Company Management, as specified

18.    Other items of business                                   Non-Voting

19.    Conclusion of the meeting                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN INFRASTRUCTURE GROUP                                                        Agenda Number:  701380266
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1243V108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  AU000000BBI2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT RESOLUTION 1 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED AND BABCOCK
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

1.     Receive the consolidated financial report of              Non-Voting
       the Company, the separate financial report
       of the Trust and the reports of the Directors
       and the Auditors for the YE 30 JUN 2007

       PLEASE NOTE THAT RESOLUTION 2 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007 as specified

       PLEASE NOTE THAT RESOLUTION 3 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED. THANK YOU.

3.     Re-elect Mr. Peter Hofbauer as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Rule 7.1(e) of the Company's Constitution

       PLEASE NOTE THAT RESOLUTION 4 IS FOR BABCOCK              Non-Voting
       & BROWN INFRASTRUCTURE LIMITED AND BABCOCK
       & BROWN INFRASTRUCTURE TRUST. THANK YOU.

4.     Approve for the purpose of ASX Listing Rules              Mgmt          For                            For
       7.1 and 10.11 and for all other purposes, to
       issue up to 168.9 million Stapled Securities
       to Babcock & Brown WA Rail Investments Pty
       Limited in consideration for the acquisition
       of the remaining 49% of WestNet Rail, as specified




--------------------------------------------------------------------------------------------------------------------------
 BABCOCK & BROWN LTD, SYDNEY NSW                                                             Agenda Number:  701547296
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1243A104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  AU000000BNB2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual financial report of the Company        Non-Voting
       and its controlled entities for the FYE 31
       DEC 2007 and the reports of the Directors and
       of the Auditor

1.     Adopt the remuneration report for the FYE 31              Mgmt          For                            For
       DEC 2007 [as specified]

2.     Re-elect Mr. James Babcock as a Director of               Mgmt          For                            For
       the Company

3.     Re-elect Mr. Dieter Rampl as a Director of the            Mgmt          Against                        Against
       Company

4.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. James Babcock, a Director of
       the Company, to acquire Bonus Deferral Rights
       to a maximum value of AUD 441,046 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

5.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. Phillip Green, a Director of
       the Company, to acquire Bonus Deferral Rights
       to a maximum value of AUD 3,464,850 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

6.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. James Fantaci, a Director of
       the Company, to acquire Bonus Deferral Rights
       to a maximum value of AUD 1,086,616 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

7.     Authorize, for all purposes, including ASX Listing        Mgmt          For                            For
       Rule 10.14, Mr. Martin Rey, a Director of the
       Company, to acquire Bonus Deferral Rights to
       a maximum value of AUD 1,481,010 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions as specified

8.     Authorize Mr. James Babcock, a Director of the            Mgmt          For                            For
       Company, to acquire options over unissued ordinary
       shares of the Company to a maximum value of
       AUD 400,311 under the Babcock & Brown Limited
       Equity Incentive Plan and on the terms and
       conditions as specified

9.     Authorize Mr. Phillip Green, a Director of the            Mgmt          For                            For
       Company, to acquire options over unissued ordinary
       shares of the Company to a maximum value of
       AUD 2,646,000 under the Babcock & Brown Limited
       Equity Incentive Plan and on the terms and
       conditions [as specified]

10.    Approve the Mr. James Fantaci as a Director               Mgmt          For                            For
       of the Company, to acquire options over unissued
       ordinary shares of the Company to a maximum
       value of AUD 878,511 under the Babcock & Brown
       Limited Equity Incentive Plan and on the terms
       and conditions [as specified]

11.    Approve the Mr. Martin Rey as a Director of               Mgmt          For                            For
       the Company, to acquire options over unissued
       ordinary shares of the Company to a maximum
       value of AUD 1,176,600 under the Babcock &
       Brown Limited Equity Incentive Plan and on
       the terms and conditions [as specified]

12.    Approve the Mr. James Babcock as a Director               Mgmt          For                            For
       of the Company, to acquire Share Awards to
       a maximum value of AUD 509,170 under the Babcock
       & Brown Limited Equity Incentive Plan on the
       terms and conditions [as specified]

13.    Approve the Mr. Phillip Green as a Director               Mgmt          For                            For
       of the Company. to acquire Share Awards to
       a maximum value of AUD 8,742,750 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions [as specified]

14.    Approve the Mr. James Fantaci as a Director               Mgmt          For                            For
       of the Company, to acquire Share Awards to
       a maximum value of AUD 1,154,741 under the
       Babcock & Brown Limited Equity Incentive Plan
       on the terms and conditions [as specified]

15.    Approve the Mr. Martin Rey as a Director of               Mgmt          For                            For
       the Company, to acquire Share Awards to a maximum
       value of AUD 2,130,000 under the Babcock &
       Brown Limited Equity Incentive Plan on the
       terms and conditions [as specified]

16.    Approve, for all purposes, including ASX listing          Mgmt          For                            For
       Rule 7.4, the issue of 2,152,138 fully paid
       ordinary shares by the Company in OCT 2007
       in respect of the underwriting of the Dividend
       Reinvestment Plan, [as specified]

17.    Approve, for all purposes, including ASX listing          Mgmt          For                            For
       Rule 7.4, the issue 16,120,000 fully paid ordinary
       shares by the Company in APR 2008 under the
       placement announced on 27 MAR 2008, [as specified]

18.    Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 7.4 if applicable, of the grant of 14,285,714
       conditional rights over fully paid ordinary
       shares of the Company [and the issue of up
       to an equivalent number of fully paid ordinary
       shares on their exercise, if the Company elects
       to issue those shares] by the Company during
       the period since the date of the last AGM of
       the Company on 25 MAY 2007, [as specified]

19.    Approve, pursuant to Clause 21.1 [a] of the               Mgmt          For                            For
       Company's Constitution and ASX listing Rule
       10.17, the maximum aggregate cash remuneration
       that may be paid in any year to the Non-Executive
       Directors for their services as Directors be
       increased from dollar 1,500,000 to dollar 2,500,000
       with effect from 01 JAN 2008




--------------------------------------------------------------------------------------------------------------------------
 BABIS VOVOS SA                                                                              Agenda Number:  701628995
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0281R104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  GRS421003005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements and               Mgmt          For                            For
       consolidated and Company for the FY 2007 under
       International Financial Reporting Standards
       [IFRS], of the accompanying Board of Directors
       Management review and of the certified Auditors
       Accountants report as well as approval of the
       profit distribution

2.     Approve to release the Members Board of Directors         Mgmt          For                            For
       and the Auditors from any responsibility for
       compensation for the results of the FY 2007

3.     Elect 1 ordinary and 1 Deputy Certified Auditor           Mgmt          For                            For
       Accountant for the audit of the annual financial
       statements and consolidated financial statements
       of the FY 2008 and approve to determine their
       fees

4.     Approve to renew the Members of the Board of              Mgmt          For                            For
       Directors, inaccordance with the Article 23
       paragraph 1 of Code Law 2190/1920 as in use,
       to participate to Board of Directors or in
       Management of Companies that pursuit the same
       or similar goals

5.     Approve the Board of Director Member fees according       Mgmt          Abstain                        Against
       to Article 24 paragraph 2 of Code Law 2190/1920,
       as currently in force, for rendering his services,
       for the FY 2007 and the preapproval of Board
       of Directors remuneration for the FY 2008

6.     Amend, the Company's Articles of Association              Mgmt          Abstain                        Against
       of the Company regarding its adjustment to
       the provisions of the Code Law. 2190/20 as
       it is currently in force after its modification
       from the Code Law 3604/2007 and specially,
       the Articles 6, 7, 9, 16, 18, 20, 22, 23, 24,
       25, 26, 28, 29, 30, 32, 33, 36, 38, 39, 40,
       42, 44, 45 of the Company's Articles of Association
       and any other Article suggesting and decided
       by the shareholders general meeting

7.     Various announcements and information to the              Mgmt          Abstain                        Against
       shareholders for the sales and activities of
       the subsidiary Company Babis Vovos International
       Construction S.A. Co, general partnership as
       well as information to the shareholder and
       making a decision for its absorption




--------------------------------------------------------------------------------------------------------------------------
 BANCA ITALEASE S.P.A., MILANO                                                               Agenda Number:  701494053
--------------------------------------------------------------------------------------------------------------------------
    Security:  T11845103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  IT0000226503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the consolidated balance sheet as of              Mgmt          Abstain                        Against
       31 DEC 2007, the Board of Directors, the Board
       of Auditors and auditing Company reportings,
       related and consequently resolutions

2.     Amend the Article 2364 N 3 of the civil code              Mgmt          Abstain                        Against
       of the delibaration taken at the shareholders
       meeting held on 08 SEP 2007 related to the
       Board of Directors emoluments and insurance
       coverage for legal liability




--------------------------------------------------------------------------------------------------------------------------
 BANCA POPOLARE DELL'ETRURIA E DEL LAZIO SCRL, AREZZO                                        Agenda Number:  701447965
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1328X109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  16-Feb-2008
        ISIN:  IT0000060878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 FEB 2008 AT 9:30 AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Amend Articles 4, 11, 23, 25, 26, 30, 31, 33,             Mgmt          Abstain                        Against
       34, 35, 39, 40, 42 and 43 of the Corporate
       Bylaws

2.     Approve to increase the Corporate capital through         Mgmt          For                            For
       an extraordinary issuance of maximum number
       22,000,000 shares, nominal value EUR 3,00 each,
       ranking 01 JAN 2008 in favour of shareholders
       according to the shares owned; share premium
       to be decided by the Board of Directors close
       to the offer within the limit foreseen by the
       EGM

3.     Approve the consequent and related resolution,            Mgmt          For                            For
       also with delegation of powers




--------------------------------------------------------------------------------------------------------------------------
 BANCA POPOLARE DELL'ETRURIA E DEL LAZIO SCRL, AREZZO                                        Agenda Number:  701506430
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1328X109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2008
        ISIN:  IT0000060878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APRIL 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT ONLY SHAREHOLDERS THAT HAVE              Non-Voting
       BEEN REGISTERED IN THE COMPANYS BOOKS 90 DAYS
       PRIOR TO THE DATE OF THE FIRST CALL OF THE
       MEETING ARE ELIGIBLE TO ATTEND AND PARTICIPATE
       IN THE MEETING. THANK YOU.

1.     Approve the annual balance sheet as of 31 DEC             Mgmt          For                            For
       2007, report of the Board of Directors on Management,
       report of the Board of Auditors and related
       resolutions

2.     Approve to determine the emoluments and daily             Mgmt          For                            For
       allowance to the Members of corporate bodies
       as per the Article 32 and 42 of the Corporate
       By Laws

3.     Approve the renewal of the Board of Directors             Mgmt          For                            For
       for years 2008, 2009 and 2010 as per the Article
       30 and 31 of the Corporate By Laws

4.     Approve the integration of the Board of Auditors          Mgmt          For                            For
       appointed for years 2007, 2008, 2009 due to
       termination of the Board of Auditors Chairman

5.     Approve the integration of the Board of Arbitrators       Mgmt          Abstain                        Against
       appointed for the years 2007, 2008, 2009 due
       to termination of 1 statutory Member




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE VALENCIA SA, VALENCIA                                                              Agenda Number:  701453158
--------------------------------------------------------------------------------------------------------------------------
    Security:  E16100153                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  01-Mar-2008
        ISIN:  ES0113980330
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 MAR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU

1.     Approve the Company Management, an annual accounts,       Mgmt          For                            For
       the Management report and the application of
       profit and the consolidated accounts and the
       Management report of the consolidated Group;
       all of the foregoing with reference to the
       FYE 31 DEC 2007

2.     Ratify the appointment of the Directors Coopted           Mgmt          For                            For
       onto the Board; re-appointment of the Directors

3.     Approve to increase the capital, by EUR 2,275,102         Mgmt          For                            For
       charging the reserve balance, through the issue
       of 2,275,102 shares with a nominal value of
       EUR 1 each at a ration of 1 new share for every
       50 existing shares, authorize the Board to
       fix the date on which the agreement shall be
       implemented and to set those terms of the capital
       increase that are not set by the general meeting,
       as well as to apply for the Listing of the
       new shares in the Stock Exchanges and restate
       Article 6 of the Articles of Association; authorize
       the Board and to the person or persons that
       the Board may thing fit, in order to Execute
       and implement this resolution and to proceed
       to the inscription of the capital increase
       with the register of the Companies

4.     Authorize the Board set aside, for the amount             Mgmt          For                            For
       not used, the authority granted by the general
       meeting of 03 MAR 2007, to issue bonds or securities
       acknowledging or creating debt, and authorize
       the Board to issue, all at once or in stages,
       bonds or securities of any class acknowledging
       or creating debt, simple or mortgage backed,
       promissory notes, in EURO or other Currencies,
       at a fix or a variable rate, straight or subordinated,
       with closed or open maturity, not convertible
       into shares, as well as preferred shares, within
       the terms provided by Law, either directly
       or via incorporated Companies wholly owned
       by Banco De Valencia, S.A; or Companies whose
       voting rights correspond entirely to the parent
       Company of the consolidated group, and for
       the amount and in the circumstances, conditions
       and limits that the general meeting may decide
       with authority to request listing of the Same
       in the Secondary Markets, and authorize the
       Board of Directors to execute of those terms
       that cannot be set at the time resolution

5.     Approve the appointment or re-election of the             Mgmt          For                            For
       Account Auditors

6.     Grant authority for the acquisition of own shares         Mgmt          For                            For

7.     Approve to split the Company shares by reducing           Mgmt          For                            For
       their nominal value to 25 EURO cents, simultaneously
       multiplying by 4 the amount of shares representative
       of the Corporate Capital, subsequently amend
       Articles 6 of the Articles of Association

8.     Approve to increase the Corporate Capital and             Mgmt          For                            For
       authorize the Board with authority to depute
       the powers received, to agree a capital increase,
       all at once or in stages, in conformity with
       the provisions of Section 153.1.B of the Spanish
       Limited Companies Act

9.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       any of its Members, the Secretary of the Board
       or any third person, to process to execute
       and file with the relevant registrars the resolutions
       adopted and to implement such resolutions,
       grant to the Board any powers needed to construe,
       implement, execute and develop the resolution,
       and rectify them if necessary , and to ensure
       the fulfillment of any legal requirements,
       as well as to file the annual accounts, the
       Management report, the application of profits
       and notes to the accounts, the consolidated
       accounts, the consolidated Management report
       and the Auditors report the relevant register

10.    Approve the minutes of the proceedings or appoint         Mgmt          For                            For
       the comptroller thereto, as the case may be




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE VALENCIA SA, VALENCIA                                                              Agenda Number:  701453538
--------------------------------------------------------------------------------------------------------------------------
    Security:  E16100328                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  01-Mar-2008
        ISIN:  ES0113980C37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 MAR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the Company Management annual accounts,           Mgmt          For                            For
       Management report and application of profit,
       and the consolidated annual accounts and the
       Management report of the consolidated Group,
       all the forgoing with reference to the FYE
       31 DEC 2007

2.     Ratify the appointment of the Directors coopted           Mgmt          For                            For
       onto the Board; and re-appoint the Directors

3.     Approve to increase EUR 2,275,102 capital, by             Mgmt          For                            For
       charging the reserve balance, through the issue
       of 2,275,102 shares with a nominal value of
       EUR 1 each, at a ratio of 1 new share for every
       50 existing shares; authorize the Board to
       fix the date on which the agreement shall be
       implemented and to set those terms on the capital
       increase that are not set by general meeting
       , as well as to apply for the listing of the
       new shares in the Stock Exchanges and restate
       Article 6 of the Article of the Association
       and to depute in turn the powers received to
       the person in order to executive and implement
       this resolution and to proceed to the inscription
       of the capital increase with the register of
       the Companies

4.     Authorize the Board, set aside fro the amount             Mgmt          For                            For
       not used, the authority granted by the general
       meeting of 03 MAR 2007, to issue bonds or securities
       acknowledging or creating debt, and all at
       once or in stages simple or mortgage backed,
       promissory notes, in EURO or other currencies,
       at a fix or a variable rate, straight or subordinated
       with closed or open maturity, not convertible
       into shares, as well as preferred shares within
       the term provided by the law, either directly
       or via Incorporated Companies wholly owned
       by Banco De Valencia, SA or Companies whose
       voting rights correspond entirely to the parent
       Company of the consolidated Group and for the
       amount and in the circumstances, conditions
       and limits that the general meeting may decide
       with the authority to request listing of the
       same in the secondary markets and authorize
       the Board of Directors in turn, as the Board
       may think fit, the execution of those terms
       that cannot be set at the time the resolution
       is adopted

5.     Re-appoint the Auditors                                   Mgmt          For                            For

6.     Approve, the authority granted in the last general        Mgmt          For                            For
       meeting for the acquisition of own shares,
       to grant new powers thereto, within the limits
       and requirements of the Spanish Limited Companies
       Act, Ley De Sociedades Anonimas and other relevant
       dispositions

7.     Approve to split the Company shares by reducing           Mgmt          For                            For
       their nominal value to EUR 25 cents, simultaneously
       multiplying by 4 the amount of shares representative
       of the Corporate capital and amend Article
       6 of the Article of Association

8.     Approve, the amount not used, the powers granted          Mgmt          For                            For
       by the general meeting of 28 FEB 2004, to increase
       the Corporate capital and authorize the Board
       with authority to depute the powers received,
       to agree a capital all at once or in stages
       in conformity with provisions of Section 153.1.B
       of the Spanish Limited Companies Act

9.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       any of its Members, the Secretary of the Board
       or ant third person to proceed to executive
       and file with the relevant registrars the resolutions
       adopted and to implement such resolutions,
       to construe, implement, executive and develop
       the resolution and ratify them if necessary
       and ensure the fulfillment of any legal requirements
       and receive the annual accounts, Management
       report, application of profits and notes to
       the accounts, consolidated Management report
       and the Auditors report with relevant register

10.    Approve the minutes of the proceedings or appoint         Mgmt          For                            For
       the Controllers thereto, as the case may be




--------------------------------------------------------------------------------------------------------------------------
 BANCO DI DESIO E DELLA BRIANZA SPA, DESIO                                                   Agenda Number:  701514956
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1719F105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0001041000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       report of the Board of Directors about Management
       report of the Board of Auditors, consequent
       deliberations

2.     Appoint the Board of Directors, by definition             Mgmt          For                            For
       of the number of the Members and of their duration
       of office according to Article 16 of Articles
       of Association, definition of the remuneration
       according to Article 21 of Articles of Association

3.     Appoint the Board of Auditors for fiscal years            Mgmt          For                            For
       2008-2009-2010 and definition of the remuneration
       according to article 26 and 27 of the Articles
       of Association

4.     Grant authority to dispose of and purchase of             Mgmt          For                            For
       own shares, according to Article 2357 and 2357-Ter
       of the Civil Code, consequent deliberations

5.     Approve the remuneration deliberated in favour            Mgmt          For                            For
       of the saving shareholders common representatives
       according to Article 29 Comma 3 of the Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 BANCO GUIPUZCOANO SA, SAN SEBASTIAN                                                         Agenda Number:  701457512
--------------------------------------------------------------------------------------------------------------------------
    Security:  E17480315                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  06-Mar-2008
        ISIN:  ES0113580C31
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 MAR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED.

1.     Approve the annual accounts, balance sheet,               Mgmt          For                            For
       profit and loss account, statement of changes
       in net worth, cash flow statement; notes to
       the accounts and management report of Banco
       Guipuzcoano, Sociedad Anonima and its consolidated
       group for the FY 2007, as well as the proposed
       application of profits and the Management of
       the Board of Directors for the same period

2.     Approve to cancel the authority granted to the            Mgmt          For                            For
       Board of Directors in the General Meeting of
       10 MAR 07 to increase the corporate capital;
       new delegation of powers for a capital increase,
       within a maximum 5 year period, under the terms
       and conditions set forth in Article 153.1.B
       of the Spanish Limited Companies Act, Ley De
       Sociedades Anonimas

3.     Authorize the Board of Directors to issue bonds,          Mgmt          For                            For
       cash bonds and other similar securities

4.     Approve, cancellation for the amount not used,            Mgmt          For                            For
       of the authority granted by the General Meeting
       of 10 MAR 2007 for the acquisition of own shares;
       new delegation of powers for the acquisition
       of own shares, under the terms set forth in
       Article 75 of the Spanish Limited Companies
       Act

5.     Approve the information concerning the regulation         Mgmt          For                            For
       of the Board of Banco Guipuzcoano

6.     Appoint the Auditors for the examination of               Mgmt          For                            For
       the individual and consolidated annual accounts
       of Banco Guipuzcoano

7.     Authorize the Board of Directors to construe,             Mgmt          For                            For
       rectify and execute the resolutions adopted
       by the meeting`

8.     Appoint the Comptrollers to write up the minutes,         Mgmt          For                            For
       as the case may be




--------------------------------------------------------------------------------------------------------------------------
 BANCO PASTOR SA, LA CORUNA                                                                  Agenda Number:  701520909
--------------------------------------------------------------------------------------------------------------------------
    Security:  E1943H154                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  ES0113770434
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 455913 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the balance sheet, profit and loss account,       Mgmt          For                            For
       annual report and Management report of Banco
       Pastor Sociedad AN Onima and its consolidated
       group, as well as the Management of the Board
       of Directors; all of the foregoing with reference
       to the FY 2007

2.     Approve the application of profits, if appropriate;       Mgmt          For                            For
       to distribute an extra dividend to be charged
       to the issuance premium account

3.     Authorize the Company to carry out the derivative         Mgmt          For                            For
       acquisition of own shares, either directly
       or via Group Companies, in conformity with
       the provisions of the Spanish Limited Companies
       Act, Ley De Sociedades Anonimas, rendering
       viod for the amount not used the authority
       granted therto by the general meeting of shareholders
       held on 27 APR 2007

4.     Authorize the Board of Directors to issue, within         Mgmt          For                            For
       the legal limits and requirements, all at once
       or in stages, either directly or Via Group
       Companies wholly owned by the bank and, if
       necessary, guaranteed by Banco Pastor, bonds
       of any class, straight or subordinated, mortgage
       bonds, Public Sector Bonds or Cedulas  Territoriales,
       CTS, non convertible bonds, debentures, assignment
       of credit rights for creating asset backed
       securities, preferred shares and any other
       similar securities acknowledging or creating
       debt, straight or secured, subordinated or
       not subordinated, at a fix or a variable rate,
       in EUR or any other currencies, in 1 or several
       issues of similar or different types. With
       closed or open maturity, and in any other ways
       that the Board may think fit, replacing the
       general meeting held on 27 APR 2007, and with
       authority to request the Listing of the newly
       issued securities in the Stock Exchanges

5.     Authorize the Board of Directors to issue fixed           Mgmt          For                            For
       income securities convertible and, or, exchangeable
       into shares of the Company, as well as warrants
       and other similar securities that give entitlement,
       either directly or indirectly, to subscribe
       or acquire Company shares; to increase the
       Corporate capital by the necessary amount

6.     Appoint the Auditors for FY 2006                          Mgmt          For                            For

7.     Amend the Article 30 of the Articles of Association       Mgmt          For                            For
       in order to increase the maximum number of
       Directors who are Members of the control and
       Audit Committee

8.     Adopt the Company the consolidation tax regime,           Mgmt          For                            For
       as provided by Title VII, chapter VII of the
       Royal Decree 04 2004, of 05 MAR, whereby the
       Spanish Corporate Tax consolidation Act, Texto
       Refundido De La Ley Del Impuesto De Sociedades,
       is endorsed, delegating powers to the Board
       to fix the date when it shall be effective

9.     Authorize the Chairman and the Board of Directors,        Mgmt          For                            For
       with authority to depute the powers received,
       in order to fully executive the Resolutions
       adopted in the way the Board may think fit,
       and with powers to rectify, construe and complement
       the Resolutions before proceeding to their
       public recording

10.    Approve the minutes of the proceedings by any             Mgmt          For                            For
       of the methods provided By Law




--------------------------------------------------------------------------------------------------------------------------
 BANDO CHEMICAL INDUSTRIES,LTD.                                                              Agenda Number:  701618552
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03780129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3779000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701529034
--------------------------------------------------------------------------------------------------------------------------
    Security:  X06397107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SECOND CALL OF THIS MEETING,         Non-Voting
       DID NOT REACH THE QUORUM REQUIRED. THIS MEETING
       HAS BEEN REVISED AS THE THIRD CALL WHICH WILL
       TAKE PLACE ON 07 MAY 2008. PLEASE ALSO NOTE
       THAT YOUR VOTING INSTRUCTIONS WILL BE CARRIED
       OVER FROM THE SECOND TO THE THIRD CALL SO THERE
       IS NO NEED TO REINSTRUCT ON THIS MEETING UNLESS
       YOU WISH TO CHANGE YOUR VOTING INTENTIONS.
       THANK YOU.

1.     Decrease of the share capital by EUR 49.643.951,49        Mgmt          For                            For
       through cancellation of 10.407.537 own shares
       from the Bank's treasury stock, in order to
       meet the relevant obligation stipulated in
       the Prospectus for the Bank share capital incresase
       dated 06.07.2007.

2.     Increase of the share capital through the issuance        Mgmt          For                            For
       of new shares for the purpose of providing
       the shareholders with the option to reinvest
       the 2007 dividend, relevant amendment of the
       Articles of Incorporation of the Bank with
       regard to its share capital.

3.     Authorisation of the BOD, in accordance with              Mgmt          For                            For
       article 13 par. 14 of the law 2190/1920, to
       establish a stock option plan for the management
       and personnel of the Bank and its affiliated
       COs, by issuing new shares up to a maximum
       percentage of 1.5 pct of the paid-up share
       capital or by allocating existing treasury
       stock shares.  Amendment to the existing stock
       option plans in order to enable the allocation
       of existing own shares alternatively with the
       issuance of new shares, in accordance with
       article 13 par. 13 of the law 2109/1920.

4.     Renewal of the authorisation granted to the               Mgmt          Abstain                        Against
       BOD to issue bond loans convertible into shares,
       in accordance with article 3a of law 2190/1920.

5.     Amendment of article 2 (scope) of the Bank s              Mgmt          For                            For
       Articles of Incorporation for the purpose of
       harmonization with the provisions of law 3601/2007
       as in force, and codification thereof.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF QUEENSLAND LTD, BRISBANE QLD                                                        Agenda Number:  701404888
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12764116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  AU000000BOQ8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting
       31 AUG 2007 and the related Directors' report
       and the Auditor's report

2.a    Re-elect Mr. Peter Fox as a Director, who retires         Mgmt          Against                        Against
       by rotation in accordance with the Constitution

2.b    Re-elect Mr. Bill Kelty as a Director, who retires        Mgmt          Against                        Against
       by rotation in accordance with the Constitution

S.3    Approve, for the purposes of Section 254A(2)              Mgmt          For                            For
       of the Corporations Act and for all other purposes,
       to issue of the Perpetual Equity Preference
       Shares as specified

S.4    Amend, for the purposes of Section 136 of the             Mgmt          For                            For
       Corporation Act and for all other purposes,
       Schedule 1 of the Constitution as specified

5.     Approve to issues options over ordinary shares            Mgmt          For                            For
       under the Bank's Senior Management Option Plan,
       as an exception to ASX Listing Rule 7.1 pursuant
       to Exception 9 in ASX Listing Rule 7.2

6.     Adopt the remuneration report, as specified               Mgmt          For                            For
       in the Bank's 2007 annual report




--------------------------------------------------------------------------------------------------------------------------
 BANK OF THE RYUKYUS,LIMITED                                                                 Agenda Number:  701631485
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04158101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3975000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Annual Ordinary Shareholders Meeting          Non-Voting
       to be voted on by Common     shareholders Related
       to the Creation of the New Class Shares, and
       the Class   Stockholders Meeting to be voted
       by Common Shareholders

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Authorized Capital            Mgmt          For                            For
       to 67.2M shs., Establish       Articles Related
       to Class 3 Shares and Class Shareholders Meetings

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

C.1    Amend Articles to: Increase Authorized Capital            Mgmt          For                            For
       to 67.2M shs., Establish       Articles Related
       to Class 3 Shares and Class Shareholders Meetings




--------------------------------------------------------------------------------------------------------------------------
 BANK SARASIN & CIE AG, BASEL                                                                Agenda Number:  701520062
--------------------------------------------------------------------------------------------------------------------------
    Security:  H71676144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CH0002267737
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 458640 DUE TO RECEIPT OF DIRECTORS NAMES
       AND DELETION OF A RESOLUTION. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Approve of annual report 2007, annual financial           Mgmt          For                            For
       statements and consolidated financial statements,
       acknowledge the reports of the Auditor and
       Group Auditor

2.     Grant discharge to the Board Of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of balance sheet profit         Mgmt          For                            For

4.1    Resignation of Dr. Georg F. Krayer                        Non-Voting

4.2.1  Re-elect Mr. Hans-Rudolf Hufschmid to the Board           Mgmt          For                            For
       Of Directors

4.2.2  Re-elect Dr. Christian Brueckner to the Board             Mgmt          For                            For
       Of Directors

4.3    Elect Dr. Iur. Peter Derendinger to the Board             Mgmt          For                            For
       of Directors

5.     Approve the share split                                   Mgmt          For                            For

6.     Approve the creation of authorized capital                Mgmt          For                            For

7.     Elect the Auditor and Group Auditor                       Mgmt          For                            For

       PLEASE NOTE THAT THE NOTICE FOR THIS MEETING              Non-Voting
       WAS RECEIVED AFTER THE REGISTRATION DEADLINE.
       IF YOUR SHARES WERE REGISTERED PRIOR TO THE
       DEADLINE OF 28 MAR 2008 [BOOK-CLOSING/REGISTRATION
       DEADLINE DATE], YOUR VOTING INSTRUCTIONS WILL
       BE ACCEPTED FOR THIS MEETING. HOWEVER, VOTING
       INSTRUCTIONS FOR SHARES THAT WERE NOT REGISTERED
       PRIOR TO THE REGISTRATION DEADLINE WILL NOT
       BE ACCEPTED.




--------------------------------------------------------------------------------------------------------------------------
 BANQUE CANTONALE VAUDOISE, LAUSANNE                                                         Agenda Number:  701528412
--------------------------------------------------------------------------------------------------------------------------
    Security:  H0482P863                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CH0015251710
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438528 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 450180 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS
       .ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening by the President                                  Non-Voting

2.     Report of the Board of Directors                          Non-Voting

3.     Approve the annual report and the annual accounts         Mgmt          For                            For
       2007 including consolidated accounts

4.     Grant discharge to the Board Of Directors                 Mgmt          For                            For

5.     Approve the resolution for the appropriation              Mgmt          For                            For
       of the net profit

6.     Elect of a new member to the Board of Directors           Mgmt          For                            For
       new election of Mr. Pierre Lamuniere

7.     Elect the Auditors and the Group Auditors                 Mgmt          For                            For

8.     Approve the reduction of share capital and corresponding  Mgmt          For                            For
       change of Articles of Association

9.     Approve the reduction of the marginal value               Mgmt          For                            For
       for application for new agenda item

10.    Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BARCO NV, KORTRIJK                                                                          Agenda Number:  701514728
--------------------------------------------------------------------------------------------------------------------------
    Security:  B0833F107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  BE0003790079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Presentation and discussion of the report of              Non-Voting
       the Board of Directors and the report of the
       statutory auditor on [I] the annual accounts
       of BARCO NV and [ii] the consolidated annual
       accounts for the FYE  31 DEC 2007

2.     Approve the annual accounts of Barco NV for               Mgmt          For                            For
       the FYE 31 DEC 2007 and the distribution of
       the results and decides on the amount of gross
       dividend at 2.40 Euro per fully paid up share

3.     Presentation of the consolidated annual accounts          Non-Voting
       for the FYE 31 DEC 2007

4.     Grant discharge to each 1 of the Directors for            Mgmt          For                            For
       the execution of their mandate during the FYE
       31 DEC 2007

5.     Grant discharge to the statutory Auditor for              Mgmt          For                            For
       the execution of his mandate during the FYE
       31 DEC 2007

6.A    Appoint the Independent Director pursuant to              Mgmt          For                            For
       Article 524 Section 4 of the Belgian Code of
       Companies for a duration of 2 years as of the
       closing of this general meeting until the closing
       of the OGM of 2010: BVBA Praksis, RPR Leuven
       0451.476.206, with registered office at 2900
       Schoten, Wezelsebaan 170, permanently represented
       by Dr. Bruno Holth

6.B    Appoint the Independent Director pursuant to              Mgmt          For                            For
       Article 524 Section 4 of the Belgian Code of
       Companies for a duration of 2 years as of the
       closing of 01 SEP 2008 until the closing of
       the OGM of 2010 Lumis NV, RPR Leuven 0960.868.466,
       permanently represented by Mr. Luc Missorten

6.C    Re-appoint Mr. Martin the Prycker [16-JAN-1955]           Mgmt          For                            For
       as a Director until the closing to the OGM
       of 2012

6.D    Approve, pursuant to Article 17 of the Articles           Mgmt          For                            For
       of Association the General Meeting set the
       aggregate annual remuneration of the entire
       Board of Directors at 2.085.00O Euro for the
       year 2008 which amount shall be apportioned
       amongst all the Members of the Board according
       to the Internal Rules

7.     Presentation and discussion of Corporate Governance       Non-Voting
       at Barco




--------------------------------------------------------------------------------------------------------------------------
 BARRY CALLEBAUT AG, ZUERICH                                                                 Agenda Number:  701404484
--------------------------------------------------------------------------------------------------------------------------
    Security:  H05072105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  CH0009002962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 419170, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the business report consisting of the             Mgmt          For                            For
       annual report, the annual financial statements
       and the consolidated financial statements [consolidated
       annual accounts] as per 31 AUG 2007

2.     Receive the reports of the Auditors and the               Mgmt          For                            For
       Group Auditors as per 31 AUG 2007

3.     Approve the business report, consisting of the            Mgmt          For                            For
       annual report, the annual financial statements
       and the consolidated financial statements as
       per 31 AUG 2007

4.1    Approve the appropriation of the retained earnings        Mgmt          For                            For

4.2    Approve the capital decrease in order to settle           Mgmt          For                            For
       a repayment of par value to the shareholders

5.     Grant discharge to the members of the Board               Mgmt          For                            For
       of Directors and of the Executive Board

6.     Re-elect the Board of Directors                           Mgmt          For                            For

7.     Re-elect the Auditors and the Group Auditors              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BASLER KANTONALBANK, BASEL                                                                  Agenda Number:  701450900
--------------------------------------------------------------------------------------------------------------------------
    Security:  H05172202                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  CH0009236461
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Address of welcome                                        Non-Voting

2.     Presentation of annual statements 2007 and outlook        Non-Voting
       for 2008 within a panel discussion by Mr. Willy
       Surbeck

3.     Video presentation of sponsoring                          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BBA AVIATION PLC, LONDON                                                                    Agenda Number:  701505969
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08932165                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  GB00B1FP8915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company for the YE 31 DEC 2007 together
       with the reports of the Directors and the Auditors
       thereon

2.     Declare a final dividend of 5.35p per share               Mgmt          For                            For
       on the ordinary shares of the Company

3.     Elect Ms. Simon Pryce as a Director                       Mgmt          For                            For

4.     Re-elect Mr. Mark Harper as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Nick Land as a Director                      Mgmt          For                            For

6.     Re-elect Mr. Andrew Wood as a Director                    Mgmt          For                            For

7.     Re-elect Mr. John Roques as a Director                    Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

9.     Authorize the Directors to fix the Auditor's              Mgmt          For                            For
       remuneration

10.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985, to allot relevant
       securities up to an aggregate nominal amount
       of GBP 40,877,018; [Authority expires the earlier
       of the conclusion of the Company's next AGM
       or 30 JUN 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the Companies Act
       1985] for cash pursuant to the authority conferred
       by Resolution 10 or as a sale of treasury shares,
       disapplying the rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       or pursuant to an offer by way of rights to
       the holders of shares in the Company [excluding
       any holder holding shares as treasury shares]
       and other persons entitled to participate therein
       in the proportion [as nearly as may be] to
       such holders' holdings of such shares [or,
       as appropriate, to the number of shares which
       such other persons are for these purposes deemed
       to hold] subject to such exclusions or other
       arrangements as the Directors may deem necessary
       or expedient in relation to fractional entitlements
       or legal problems under the laws of any territory
       or the requirements of any recognized regulatory
       body or stock exchange; and b) up to an aggregate
       nominal amount of GBP 6,137,690; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company 30 JUN 2009]; and, authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Act, to make market purchases [Section
       163 of the Act] on the London Stock Exchange
       of ordinary shares of 29 16/21p each in the
       capital of the Company [ordinary shares] provided
       that: up to 61,826,684 [representing 14.99%
       of the present issued ordinary share capital
       of the Company]; at a minimum price [excluding
       stamp duty and expenses] of 29 16/21p, [excluding
       stamp duty and expenses] not exceeding 5% above
       the average of the middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires at the
       conclusion of the next AGM of the Company in
       2009]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry; all the ordinary shares
       purchased pursuant to the said authority shall
       either: 1) be cancelled immediately upon the
       completion of the purchase; or ii) be held,
       sold, transferred or otherwise dealt with as
       treasury shares in accordance with the provisions
       of the Companies Act 1985

13     Approve the Director's remuneration report as             Mgmt          For                            For
       specified in the 2007 report and accounts

14     Approve to cancel the authorized share capital            Mgmt          For                            For
       representing the 95,000,000 6.75 % Cumulative
       Redeemable Convertible Preference Shares of
       the Company which have not been issued or agreed
       to be issued to any person and that accordingly
       the authorized share capital of the Company
       be diminished by GBP 95,000,000

S.15   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialled by the chairman
       of the meeting for the purpose of identification
       as the Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 BECHTLE AG, GAILDORF                                                                        Agenda Number:  701580638
--------------------------------------------------------------------------------------------------------------------------
    Security:  D0873U103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  DE0005158703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 12,720,000 as follows: payment
       of a dividend of EUR 0.60 per no-par share
       ex-dividend and payable date: 18 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 16 NOV 2009; the Board of Managing
       Directors shall be authorized to use the shares
       for acquisition purposes, to float the shares
       on Foreign Stock Exchanges, and to retire the
       shares

6.     Elections to the Supervisory Board: Messrs.               Mgmt          For                            For
       Gerhard Schick, Kurt Dobitsch, Karin Schick,
       Dr. Jochen Wolf, Klaus Winkler, Dr. Walter
       Jaeger

7.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the company's wholly owned subsidiary,
       Bechtle Systemhaus Holding AG, effective retroactively
       from 01 JAN 2008, for a period of at least
       5 years

8.     Appointment of Auditors for the 2008 FY: Ernst            Mgmt          For                            For
       & Young AG, Heilbronn

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BEFIMMO SICAFI, BRUXELLES                                                                   Agenda Number:  701398340
--------------------------------------------------------------------------------------------------------------------------
    Security:  B09186105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Dec-2007
        ISIN:  BE0003678894
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Receive the special report of the Statutory               Non-Voting
       Fiduciary

A.2    Grant authority to increase the capital with              Mgmt          For                            For
       pre-emptive rights up to EUR 189.73 million

B.1    Authorize the Board to repurchase shares in               Mgmt          Against                        Against
       the event of a public tender offer or share
       exchange offer

B.2    Authorize the Board to reissue shares in the              Mgmt          Against                        Against
       event of a public tender offer or share exchange
       offer

C.     Amend the Articles                                        Mgmt          Against                        Against

D.     Approve the transitory provision                          Mgmt          Abstain                        Against

E.     Grant authority to implement the approved resolution      Mgmt          For                            For
       and to file the required documents/formalities
       at trade registry

       PLEASE NOTE THAT THE MEETING HELD ON 27 NOV               Non-Voting
       2007 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 17 DEC 2007. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 04 DEC 2007.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BEFIMMO SICAFI, BRUXELLES                                                                   Agenda Number:  701423078
--------------------------------------------------------------------------------------------------------------------------
    Security:  B09186105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Dec-2007
        ISIN:  BE0003678894
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Director's reports                            Non-Voting

2.     Receive the Auditor's reports                             Non-Voting

3.     Approve the Additional Auditor fees                       Mgmt          For                            For

4.     Receive the consolidated financial statements             Non-Voting
       and statutory reports

5.     Approve to accept financial statements and allocation     Mgmt          For                            For
       of income

6.     Grant discharge of Directors                              Mgmt          For                            For

7.     Grant discharge of Auditors                               Mgmt          For                            For

8.     Ratify Deloitte as Auditors and approve Auditor           Mgmt          For                            For
       fees

9.     Approve the Clause change of control                      Mgmt          For                            For

10.    Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BEIJING ENTERPRISES HOLDINGS LTD                                                            Agenda Number:  701611510
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y07702122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  HK0392044647
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend and a final special              Mgmt          For                            For
       dividend

3.i    Re-elect Mr. Bai Jin Rong as a Director                   Mgmt          Against                        Against

3.ii   Re-elect Mr. Zhou Si as a Director                        Mgmt          Against                        Against

3.iii  Re-elect Mr. E Meng as a Director                         Mgmt          Against                        Against

3.iv   Re-elect Mr. Robert A. Theleen as a Director              Mgmt          For                            For

3.v    Re-elect Mr. Lam Hoi Ham as a Director                    Mgmt          For                            For

3.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.     Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with all applicable laws, to purchase its shares,
       during the relevant period, not exceeding 10%
       of the total nominal amount of the share capital
       of the Company in issue on the date of passing
       of this resolution; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of the Company or
       any applicable laws to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding the aggregate
       of a) 20% of the aggregate nominal amount of
       the issued share capital of the Company; plus
       b) the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the issued share capital], otherwise than
       pursuant to i) a rights issue; or ii) any share
       option scheme or similar arrangement; or iii)
       any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot shares
       and to make or grant offers, agreements and
       options pursuant to Resolution 6, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 5, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 BELL HOLDING AG, BASEL                                                                      Agenda Number:  701487325
--------------------------------------------------------------------------------------------------------------------------
    Security:  H07188115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  CH0004410418
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438773, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the accounts of the Group 2007

2.     Approve the appropriation of the balance profit           Mgmt          For                            For
       2007

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

4.     Elect the Auditors and the Group Auditor                  Mgmt          For                            For

5.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BELLUNA CO.,LTD.                                                                            Agenda Number:  701637386
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0428W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3835650007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BELLWAY PLC, NEWCASTLE                                                                      Agenda Number:  701417859
--------------------------------------------------------------------------------------------------------------------------
    Security:  G09744155                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jan-2008
        ISIN:  GB0000904986
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the FYE 31             Mgmt          For                            For
       JUL 2007 and the Directors' report and the
       Auditors' report on those accounts and the
       auditable part of the report of the Board on
       Directors' remuneration

2.     Declare a final dividend for the YE 31 JUL 2007           Mgmt          For                            For
       of 26.675 pence per ordinary 12.5 pence share
       as recommended by the Directors

3.     Re-elect Mr. Howard C. Dawe as a Director of              Mgmt          Against                        Against
       the Company

4.     Re-elect Mr. Alistair M. Leitch as a Director             Mgmt          Against                        Against
       of the Company

5.     Re-elect Mr. Leo P. Finn as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Mr. David G. Perry as a Director of              Mgmt          For                            For
       the Company

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          Against                        Against
       the Company to hold the office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

8.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors of the Company

9.     Approve the report of the Board of Directors'             Mgmt          For                            For
       remuneration as specified for the YE 31 JUL
       2007

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985 [the
       Act] conferred upon the Directors by a resolution
       passed at the AGM of the Company held on 10
       JAN 2003, to allot relevant securities [Section
       80(2) of the Act] up to an aggregate nominal
       amount of GBP 3,916,200; [Authority expires
       at the conclusion of the AGM of the Company
       held in 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry; in relation
       to the grant of any rights to subscribe for,
       or to convert any security into, shares in
       the Company, the reference in this resolution
       to the maximum amount of relevant securities
       that may be allotted is the maximum amount
       of shares which may be allotted pursuant to
       such rights

11.    Authorize the Company to operate the Performance          Mgmt          For                            For
       Condition Policy as specified

12.    Adopt the Bellway PLC [2008] Share Matching               Mgmt          For                            For
       Plan [the share matching plan] as specified
       subject to such modifications if any as the
       Directors consider necessary or appropriate
       to comply with the requirements of the Listing
       Rules of the London Stock Exchange and authorize
       the Directors of the Company to do all acts
       and things necessary or expedient to carry
       the said plan into effect including establishing
       further plans based on the share matching plan
       but modified to take account of local tax,
       exchange control or securities laws in overseas
       territories, provided that any shares available
       under such further plans are treated as counting
       against the limits on divided or overall participation
       in the share matching plan

S.13   Approve the regulations as specified and adopt            Mgmt          For                            For
       as the Articles of Association  of the Company
       in substitution for and to the exclusion of
       the existing Articles of Association  of the
       Company

S.14   Authorize the Directors, subject to Resolution            Mgmt          For                            For
       10 above being passed as an ordinary resolution
       and insofar as it relates to the securities
       that are not treasury shares within the meaning
       of Section 162A(3) of the Companies Act 1985
       [the Act], pursuant to Section 95 of the Act,
       to allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       or where the equity securities are held by
       the Company as qualifying shares [Section 162A
       to 162G of the Act apply], disapplying the
       statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: i) in
       connection with an offer of equity securities,
       open for acceptance for a fixed period to ordinary
       shareholders of the Company; ii) pursuant to
       the Bellway Plc [1995] Employee Share Option
       Scheme, the Bellway Plc [1996] Employee Share
       Option Scheme, the Bellway Plc Savings Related
       Share Option Scheme, the Bellway Plc [2003]
       Savings Related Share Option Scheme, the Bellway
       Plc [2004] Performance Share Plan and the Bellway
       Plc [2005] Employee Share Option Scheme and
       the Bellway Plc [2007] Employee Share Option
       Scheme, up to an aggregate nominal amount of
       GBP 7,16,690; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 15 months]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.15   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Act, to purchase shares and preference
       shares in the capital of the Company by way
       of one of more market purchases [Section 163(3)
       of the Act] on London Stock Exchange upon,
       of up to 11,467,040 ordinary shares [10% of
       the issued share capital] of 12.5p and upto
       20,000,000 9.5% cumulative redeemable preference
       shares 2014 of GBP 1 each, being the total
       amount of preference shares in issue, at a
       minimum price of 12.5p and not more than 105%
       above the average of middle market quotations
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date on which the ordinary shares are contracted;
       and the maximum price at which preference shares
       may be purchased shall be an amount calculated
       in accordance with the provision contained
       in the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC                                                  Agenda Number:  701376813
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1456C110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000BEN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report, the               Non-Voting
       Directors' report and the report by the Auditor
       for the YE 30 JUN 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 30 JUN 2007

3.     Re-elect Mr. R. Johanson as a Director of the             Mgmt          For                            For
       Company, who retires under Rule 67 of the Company's
       Constitution

4.     Re-elect Mr. T. O'Dwyer as a Director of the              Mgmt          For                            For
       Company, who retires under Rule 67 of the Company's
       Constitution

5.     Re-elect Mr. N. Axelby as a Director of the               Mgmt          For                            For
       Company, who retires under Rule 67 of the Company's
       Constitution

S.6    Amend the Company's Constitution by replacing             Mgmt          For                            For
       Rule 53 as specified




--------------------------------------------------------------------------------------------------------------------------
 BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC                                                  Agenda Number:  701436013
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1456C110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  AU000000BEN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the name of the Company from            Mgmt          For                            For
       Bendigo Bank Limited to Bendigo and Adelaide
       Bank Limited with effect on and from 31 MAR
       2008

S.2    Approve and adopt the Constitution contained              Mgmt          For                            For
       in the document submitted to the meeting and
       signed by the Chairman for the purpose of identification
       as the Constitution of the Company in substitution
       for and to the exclusion of the existing Constitution
       of the Company

3.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 10.14, the issue of performance rights
       to the Executive Director, Mr. J. McPhee under
       the Executive Incentive Plan as specified,
       and any issues of ordinary shares upon the
       vesting of those performance rights

4.     Approve to increase the maximum annual aggregate          Mgmt          For                            For
       amount payable to Non-Executive Directors by
       the way of Directors' fees AUD 500,000 per
       annum to AUD 1,700,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 BENETEAU SA, SAINT GILLES CROIX DE VIE                                                      Agenda Number:  701438017
--------------------------------------------------------------------------------------------------------------------------
    Security:  F09419106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  01-Feb-2008
        ISIN:  FR0000035164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and the Auditors; approve the Company's financial
       statements for the YE in 31 AUG 2007, as presented;
       earnings for the FY EUR 37,219,231.01; approve
       the expenses and charges that were not tax-deductible
       of EUR 15,988.00

O.2    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, earnings for
       the FY EUR 93,611,000.00

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225-86 of
       the French Commercial Code, and the said report
       and the agreements referred to therein

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: income for
       the FY EUR 37,219,231.01; increase of the prior
       retained earnings of EUR 1,508,193.00; dividends:
       EUR 33,987,408.00; other reserves: EUR 4,740,016.01;
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account;
       the shareholders will receive a net dividend
       of EUR 0.39 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 08 FEB
       2008 as required by Law

O.5    Appoint KPMG Audit as the Auditors and Jean               Mgmt          For                            For
       Paul Vellutini as a Substitute Auditor for
       a 6 year period

O.6    Re-appoint Mr. Annette Roux as Member of the              Mgmt          For                            For
       Supervisory Board for a 3-year period

O.7    Re-appoint Mr. Yves Lyon Caen as the Member               Mgmt          Against                        Against
       of the Supervisory Board for a 3-year period

O.8    Re-appoint Mr. Yvon Beneteau as Member of the             Mgmt          For                            For
       Supervisory Board for a 3-year period

O.9    Re-appoint Mr. Luc Dupe as Member of the Supervisory      Mgmt          For                            For
       Board for a 3-year period

O.10   Re-appoint Mr. Yves Gonnord as Member of the              Mgmt          For                            For
       Supervisory Board for a 3-year period

O.11   Re-appoint Mr. Christian De Labriffe as Member            Mgmt          For                            For
       of the Supervisory Board for a 3-year period

O.12   Re-appoint Mr. Eric Delannoy as Member of the             Mgmt          For                            For
       Supervisory Board for a 3-year period

O.13   Approve to award total annual fees of EUR 200,000.00      Mgmt          For                            For
       to the Supervisory Board

E.14   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       members of a Company Savings Plan; [Authority
       is given for a 18-month period]; and for a
       nominal amount that shall not exceed EUR 87,000.00;
       the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favour of Employees and Corporate
       Officers of the Company who are members of
       a Company Savings Plan; the shareholders' meeting
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Amend Article Number 19 of the By Laws                    Mgmt          For                            For

O.16   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 BENFIELD GROUP LTD                                                                          Agenda Number:  701526165
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0985D103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  BMG0985D1039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Directors' report and financial               Mgmt          For                            For
       statements

2.     Declare a final dividend of 9 pence per common            Mgmt          For                            For
       share

3.I    Re-appoint Mr. Keith Harris                               Mgmt          For                            For

3.II   Re-appoint Mr. John Whiter                                Mgmt          For                            For

3.III  Re-appoint Mr. Dominic Christian                          Mgmt          For                            For

3.IV   Re-appoint Mr. Paul Karon                                 Mgmt          For                            For

3.V    Re-appoint Mr. Francis Maude                              Mgmt          For                            For

4.     Re-appoint the Auditors and approve their remuneration    Mgmt          For                            For

5.     Grant authority to allot shares                           Mgmt          For                            For

S.6    Approve to disapply the pre-emption rights                Mgmt          For                            For

7.     Approve the Directors' remuneration report                Mgmt          Against                        Against

S.8    Approve the amendments to Bye-laws                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701365529
--------------------------------------------------------------------------------------------------------------------------
    Security:  T19807139                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 OCT 2007 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the share purchase program and the reissuance     Mgmt          For                            For
       of repurchased shares

E.1    Approve the merger by absorption of Sviluppi              Mgmt          For                            For
       Immobiliari Spa, Beni Stabili Immobiliare Garibaldi
       Spa and Torino Zerocinque Investment Spa

E.2    Amend the Article 3 of the By-Laws [corporate             Mgmt          Abstain                        Against
       purpose]

3.     Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701498037
--------------------------------------------------------------------------------------------------------------------------
    Security:  T19807139                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors and the Auditors report,
       dividend distribution, adjournment thereof

O.2    Approve the integration of commitment to Audit            Mgmt          For                            For
       Firm, adjournment thereof

O.3    Approve the assignment of commitment to the               Mgmt          For                            For
       Audit Firm, adjournment thereof

O.4    Approve the Plan to buy back own shares, adjournment      Mgmt          For                            For
       thereof

O.5    Approve the New Stock Option Plan, adjournment            Mgmt          For                            For
       thereof

E.1    Amend the Articles of Corporate By Laws, adjournment      Mgmt          For                            For
       thereof

E.2    Authorize the Board of Directors the faculty              Mgmt          For                            For
       to increase in capital, adjournment thereof

E.3    Approve the Corporate By Laws amendments, adjournment     Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 BEST DENKI CO.,LTD.                                                                         Agenda Number:  701574801
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04326120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3835600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Clarify Business Lines, Appoint        Mgmt          For                            For
       a Deputy Chairperson

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Extension of Adopting the Anti-Takeover           Mgmt          Against                        Against
       Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 BIC(SOCIETE), CLICHY                                                                        Agenda Number:  701539821
--------------------------------------------------------------------------------------------------------------------------
    Security:  F10080103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  FR0000120966
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE in 31 DEC 2007

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approves the recommendations of the Board of              Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 71,839,854.82 prior retained
       earnings: EUR 373,253 ,325.44 let be distributable
       income EUR 445,093,180.26 dividends: EUR 65,955,483.90
       retained earnings: EUR 379,137,696.36 total
       equal distributable income: EUR 445,093,180.26
       the shareholders will receive a net dividend
       of EUR 1.35 per share, and will entitle to
       the 40 % deduction provided by the French Tax
       Code, this dividend will be paid on 02 JUN
       2008, as required by law, it is reminded that,
       for the last 3 FYs, the dividends paid, were
       as follows: EUR 1.90 for FY 2004 EUR 1.15 for
       FY 2005 EUR 1.30 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L. 225.38 and
       following of the French Commercial Code, approves
       said report and the agreements referred to
       therein

O.5    Approve to award total annual fees of EUR 245,000.00      Mgmt          For                            For
       to the Board of Directors

O.6    authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 75.00, maximum number of
       shares to be acquired: 10 % of the share capital,
       maximum funds invested in the share buybacks:
       EUR 370,000,000.00, [authority expires at the
       end of the 18 month period], the number of
       shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contribution cannot exceed
       5% of its capital, this authorization supersedes
       the fraction unused of the authorization granted
       by the share holders' meeting of 23 MAY 2007
       in its Resolution 6, and to take all necessary
       measures and accomplish all necessary formalities

E.7    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10 % of the share capital over a 24 month
       period, and to the executive committee to take
       all necessary measures and accomplish all necessary
       formalities

E.8    Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 50,000,000.00, by issuance,
       with preferred subscription rights maintained,
       of share and debt securities, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 650, 000,000.00, [authority
       expires at the end of the 26 month period],
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 24 MAY 2006 in its
       Resolution 14; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect, and to take all necessary measures
       and accomplish all necessary formalities

E.9    Authorize the Board of Directors the necessary            Mgmt          Against                        Against
       powers to increase the capital, on one or more
       occasions, in France or abroad, by a maximum
       nominal amount of EUR 50,000,000.00, by issuance,
       with deletion subscription rights maintained,
       of share and debt securities, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 650,0 00,000.00, [authority
       expires at the end of the 26 month period],
       this authorization supersedes the fraction
       unused of the authorization grant ed by the
       shareholders' meeting of 24 MAY 2006 in its
       Resolution 15, the shareholders' meeting decides
       to cancel the shareholders' p referential subscription
       rights, this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.10   Approve to decide to increase the number of               Mgmt          Against                        Against
       securities to be issued in the event of a capital
       increase with or without preferential subscription
       right of shareholders, at the same price as
       the initial issue, within 30 days of the closing
       of the subscription period and up to a maximum
       of 15 % of the initial issue, [authority expires
       at the end of the 26 month period]

E.11   Authorize Board of Directors all powers in order          Mgmt          For                            For
       to increase the share capital, in one or more
       occasions and at its sole discretion, by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the by laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods, [authority expires at the end
       of the 26 month period] this delegation of
       powers supersedes any and all earlier de legations
       to the same effect, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 24 MAY 2006
       in its Resolution 16, and to take all necessary
       measures and accomplish all necessary formalities

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       Members of a Company savings plan, [authority
       expires at the end of the 26 month period]
       and for an amount that shall not exceed 3 %
       of the share capital, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 24 MAY 2006
       in its Resolution 17, this delegation of powers
       supersedes any and all earlier delegations
       to the same effect, and to take all necessary
       measures and accomplish all necessary formalities

E.13   Approve to cancel the shareholders' preferential          Mgmt          For                            For
       subscription rights in favor of employees

E.14   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 10 % of capital,
       [authority expires at the end of the 24 month
       period] to decides to cancel the shareholders'
       preferential subscription rights in favor of
       beneficiaries, and to take all necessary measures
       and accomplish all necessary formalities

E.15   Grants full powers to the Bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BIFFA PLC, BUCKINGHAMSHIRE                                                                  Agenda Number:  701465292
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1262B109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  GB00B129PL77
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the scheme of arrangement dated 18 FEB 2008
       between the Company, the holders of its Public
       Scheme Shares [as defined in the said scheme]
       and the holders of its Wastebidco Scheme Shares
       [as defined in the scheme], a print of which
       has been produced to this meting and for the
       purposes of identification signed by the Chairman
       of the meeting, in its original form or subject
       to such modification, addition or condition
       approve or imposed by the Court and agreed
       to by Bidco [as defined in the said scheme],
       the Company and, where necessary, the Panel
       [as defined in the said scheme] [the scheme];
       i) authorize the Directors of the Company to
       take all such actions as they may consider
       necessary or appropriate for carrying the Scheme
       into effect; ii) approve the share capital
       of the Company be reduced by canceling and
       extinguishing all of the cancellation shares
       as specified; iii) approve, subject to, and
       forthwith upon, the said reduction of capital
       [the capital reduction] taking effect and notwithstanding
       anything to the contrary in the Articles of
       Association of the Company; approve the issued
       share capital of the Company to its former
       amount by the creation of such number of new
       ordinary shares of 10 pence each as shall be
       equal to the number of cancellation shares
       cancelled pursuant to paragraph 1.2 above;
       approve, the reserve arising in the books of
       account of the Company as a result of the capital
       reduction be capitalized and applied in paying
       up in full at par the new ordinary shares of
       10 pence each so created, such new ordinary
       shares to be allotted and issued credited as
       fully paid to Bidco and/or its nominees; and
       authorize the Directors of the Company for,
       in substitution for any existing authority
       and for the purpose of Section 80 of the Companies
       Act 1985, to allot the new ordinary shares
       as specified, up to an aggregate nominal amount
       of shares which may be allotted under this
       authority shall be the aggregate nominal amount
       of the new ordinary shares created as specified;
       [Authority expires at the conclusion of the
       fifth anniversary of this resolution]; and
       this authority shall be in addition and without
       prejudice to any other authority under the
       said section 80 previously granted and in force
       as specified; iv)amend the Articles of Association
       of the Company as specified; 146 scheme of
       arrangement dated 18 FEB 2007 between the Company,
       the holders of its Public Scheme Shares as
       specified, and the holders of its Wastcbidco
       Scheme Shares as specified under Section 425
       of the Companies Act 1985 in its original form
       or with or subject to any modification, addition
       or condition approved or imposed by the Court
       and holder(s) and, for this purpose, seniority
       will be determined by the order in which the
       names stand in the register of Members of the
       Company in respect of the joint holding; entitlement
       to attend and vote at the meeting or any adjournment
       thereof and the number of votes which may be
       cast thereat will be determined by reference
       to the register of Members of the Company at
       6.00 p.m. on the day which is two days before
       the date of the meeting or adjourned meeting
       (as the case may be); in each case, changes
       to the register of members of the Company after
       such time will be disregarded, by the said
       Order, the Court has appointed Mr. Robert Davies
       or, failing him, Mr. Roger Payne, or, failing
       him, Mr. Angela Risley to act as the Chairman
       of the said meeting and has directed the Chairman
       to report the result thereof to the Court;
       the Scheme of Arrangement will be subject to
       the subsequent sanction to the Court, the Scheme
       of arrangement will be subject to the subsequent
       sanction of the Court




--------------------------------------------------------------------------------------------------------------------------
 BIFFA PLC, BUCKINGHAMSHIRE                                                                  Agenda Number:  701465343
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1262B109                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  GB00B129PL77
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] the Scheme         Mgmt          For                            For
       of Arrangement [the Scheme of Arrangement]
       proposed to be made between Biffa Plc [the
       Company], the holders of Public Scheme Shares
       and the holders of Wastebidco Scheme Shares
       [as defined in the Scheme of Arrangement]




--------------------------------------------------------------------------------------------------------------------------
 BIL INTL LTD                                                                                Agenda Number:  701375289
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10995101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  BMG109951019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Approve to change the name of the Company from            Mgmt          For                            For
       BIL International Limited to GuocoLeisure Limited
       and to substitute the name GuocoLeisure Limited
       for BIL International Limited wherever the
       latter name appears in the Company's Memorandum
       of Continuance and Bye-Laws; and authorize
       the Directors to complete and do all such acts
       and things as they or he may consider necessary,
       desirable or expedient to give effect to this
       Resolution as they or he may deem fit

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BIL INTL LTD                                                                                Agenda Number:  701375354
--------------------------------------------------------------------------------------------------------------------------
    Security:  G10995101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  BMG109951019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the meeting the audited financial           Non-Voting
       statements of the Company together with the
       report of the Auditors thereon for the FY ended
       30 JUN 2007

1.     Re-elect Mr. Philip Burdon as a Director who              Mgmt          For                            For
       retires by rotation pursuant to Bye-Law 104
       of the Company's Bye-Laws

2.     Re-elect Mr. Tang Kin Fei as a Director who               Mgmt          Against                        Against
       retires by rotation pursuant to Bye-Law 104
       of the Company's Bye-Laws

3.     Approve the payment of USD 221,947 as the Directors'      Mgmt          For                            For
       fees for the FYE 30 JUN 2007

4.     Appoint KPMG Singapore as the Auditors and authorize      Mgmt          For                            For
       the Directors to fix their remuneration

5.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [Shares]
       whether by way of rights, bonus or otherwise;
       and/or to make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued share capital of the Company [as calculated
       in accordance with this resolution below],
       of which the aggregate number of Shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including Shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 20% of the issued share capital
       of the Company [as calculated in accordance
       with this resolution below]; [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST], for the purpose of determining
       the aggregate number of Shares that may be
       issued under this resolution above, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new Shares arising from the conversion
       or exercise of any convertible securities or
       Share options or vesting of Share awards which
       are outstanding or subsisting at the time this
       Resolution is passed ii) any subsequent consolidation
       or sub-division of Shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST [unless such
       compliance has been waived by the SGX-ST] and
       the Bye-Laws for the time being of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 BILIA AB                                                                                    Agenda Number:  701514350
--------------------------------------------------------------------------------------------------------------------------
    Security:  W1600Y102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SE0000102295
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Mats Qviberg as the Chairman of the             Mgmt          For                            For
       meeting

3.     Approve the electoral register                            Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to verify the minutes                   Mgmt          For                            For

6.     Approve if the meeting ha been called together            Mgmt          For                            For
       correctly

7.     Approve the address from the Managing Director            Mgmt          For                            For

8.     Receive the annual report and the audit report            Mgmt          For                            For
       for the year 2007

9.     Approve the result and balance sheet, also the            Mgmt          For                            For
       consolidated result and balance sheet as per
       31 DEC 2007

10.    Approve to distribute SEK 8.00 per share with             Mgmt          For                            For
       a record date 22 APR

11.    Approve the exemption of responsibility for               Mgmt          For                            For
       the Members of the Board of Directors and the
       Managing Director

12.    Approve a total of 10 ordinary Members of the             Mgmt          For                            For
       Board and no substitutes

13.    Approve the total honorary of SEK 1,775,000.00:           Mgmt          For                            For
       SEK 275,000.00 to the Chairman and SEK 175,000.00
       to Members of the Board that are not employed
       in the Company, SEK 50,000.00 to the Chairman
       of the Auditor Committee and SEK 25,000.00
       to the other Members of the Auditor Committee,
       SEK 25,000.00 to the Chairman of the Remuneration
       Committee

14.    Re-elect Messrs. Ingrid Jonasson Blank, Heinrich          Mgmt          For                            For
       Blauert, Eva Cederbalk, Jack Forsgren, Sven
       Hagstromer, Mats Holgerson, Jan Pettersson,
       Mats Qviberg and Jon Risfelt and elect Mr.
       Gerard Versteegh as the Members of the Board;
       and re-elect Mr. Mats Qviberg as the Chairman
       of the Board

15.    Re-elect KPMG Bohlins AB as the Company's Auditor         Mgmt          For                            For
       till the 2012 general meeting

16.    Approve the guidelines for the determination              Mgmt          For                            For
       of salaries and other compensation for the
       management as specified

17.    Authorize the Board to transfer own shares corresponding  Mgmt          For                            For
       to a maximum of 10% of the total shares; [Authority
       will be valid till the 2009 general meeting]

18.    Other business                                            Non-Voting

19.    End of the meeting                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BILLABONG INTERNATIONAL LTD                                                                 Agenda Number:  701373538
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1502G107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  AU000000BBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, including the               Non-Voting
       Directors' declaration for the YE 30 JUN 2007
       and the related Directors' report and the audit
       report

2.     Re-elect Mr. Ted Kunkel as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Article
       6.3 of the Company's Constitution

3.     Re-elect Mr. Allan McDonald as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Article 6.3 of the Company's Constitution

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

5.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to award up to 56,363 fully paid ordinary
       shares, for no consideration, to Mr. Derek
       O'Neill pursuant to the Billabong International
       Limited Executive Performance Share Plan for
       the FYE 30 JUN 2008

6.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to award up to 48,745 fully paid ordinary
       shares, for no consideration, to Mr. Paul Naude
       pursuant to the Billabong International Limited
       Executive Performance Share Plan for the FYE
       30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 BILLERUD AB, SOLNA                                                                          Agenda Number:  701509359
--------------------------------------------------------------------------------------------------------------------------
    Security:  W16021102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SE0000862997
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Ingvar Petersson as a Chairman of               Mgmt          For                            For
       the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Approve the agenda                                        Mgmt          For                            For

7.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report as well as the consolidated accounts
       and consolidated Auditors' report for the FY
       2007

8.     Receive the report on the work of the Board               Mgmt          For                            For
       and Board Committees over the past year

9.     Presentation by the Chief Executive Officer               Mgmt          For                            For

10.A   Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet for 2007

10.B   Approve a dividend of SEK 3:50 per share and              Mgmt          For                            For
       Monday 05 MAY 2008 as record day for the dividend;
       if the meeting approves the Board's proposal,
       payment via VPC AB is expected to be sent on
       Thursday 08 MAY 2008

10.C   Grand discharge from personal liability for               Mgmt          For                            For
       the Board Members and the Chief Executive Officer
       for their administration for the year 2007

11.    Receive the report from the Nomination Committee          Mgmt          For                            For
       and the proposals for: the number of Board
       Members elected by the meeting, nominations
       for the Board Members, the Chairman and Deputy
       Chairman of the Board, fees for the Board Members,
       remuneration for Committee work, fees to the
       Auditors, the procedures for appointing the
       Nomination Committee

12.    Approve the number of Board Members at 7 [ordinary        Mgmt          For                            For
       Members], including the Chairman and Deputy
       Chairman

13.    Approve that the annual fee to ordinary Board             Mgmt          For                            For
       Members not employed by the Billerud Group
       amount to SEK 225,000 per Member [increase
       of SEK 25,000], SEK 450,000 to the Chairman
       [increase of SEK 50,000] and SEK 350,000 to
       the Deputy Chairman [increase of SEK 50,000];
       that remuneration for work on Board committees
       be paid to Members appointed by the Board and
       amount to SEK 70,000 per year to the Chairman
       of the Audit Committee and to SEK 35,000 per
       year to each of the other Members of the Committee,
       and SEK 45,000 per year to the Chairman of
       the Compensations Committee and SEK 22,500
       per year to each of the other Members of the
       Committee; and that fees to the Auditors during
       the mandate period be paid by current account

14.    Re-elect Messrs. Ingvar Petersson, Gunilla Jonsson,       Mgmt          For                            For
       Michael M.F. Kaufmann, Per Lundberg Ewald Nageler,
       Yngve Stade and Meg Tiveus as the Board Members
       and Mr. Invar Petersson as a Chairman of the
       Board and elect Mr. Michael M.F. Kaufmann as
       a Vice-Chairman

15.    Approve the specified procedures for the appointment      Mgmt          For                            For
       of the Nominations Committee for 2009 AGM

16.    Approve the guidelines for the remuneration               Mgmt          For                            For
       to the Executive Officers as specified

17.    Authorize the Board to take a decision concerning         Mgmt          For                            For
       the transfer of shares under the following
       principal terms; and to take a decision, prior
       to the next AGM of shareholders, to convey
       a maximum of 125,000 shares of the total possession
       of 1,851,473 shares, in order to cover certain
       costs, mainly social security costs; transfer
       of the shares shall be effected on OMX Nordic
       Exchange Stockholm at a price within the price
       interval registered at each time for the share;
       the reasons for the deviation from shareholders'
       preferential rights are that it is an advantage
       for Billerud to transfer shares in accordance
       with the above proposal in order to meet the
       requirements of the approved incentive programmes

18.    Authorize the Board, in addition to the transfers         Mgmt          For                            For
       of own shares as follows from Resolution 17,
       during the period up to the next AGM, on 1
       or more occasions and with deviation from preferential
       rights for shareholders, to reach a decision
       regarding the transfer of Billerud shares that
       the Company holds at the time of the Board's
       decision, either to a third party as payment
       in connection with acquisition of Companies,
       and/or as a transfer on the stock exchange
       in order to raise liquid funds for payment
       in connection with such acquisitions; payment
       for transferred shares may be made in cash,
       and for a transaction other than via the stock
       exchange, through contribution of property
       or set-off of a receivable against the Company;
       a transfer on OMX Nordic Exchange Stockholm
       may only be carried out at a price per share
       within the range of share prices registered
       for the Company at any given time; any other
       transfer may take place at the market value,
       as a minimum, determined by the Board; the
       reason for enabling the Board to deviate from
       the principle of preferential rights for existing
       shareholders is to give the Board the required
       capacity to carry out the acquisition of all
       or parts of other Companies and businesses

19.    Approve to take a decision to offer Billerud's            Mgmt          For                            For
       shareholders holding fewer than 100 shares
       the opportunity to sell their Billerud shares
       free of Commission; and authorize the Board
       to take a decision concerning the period when
       the offer shall be valid [although before the
       2009 AGM] and other terms

20.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BIOMAR HOLDING A/S                                                                          Agenda Number:  701516493
--------------------------------------------------------------------------------------------------------------------------
    Security:  K118L0104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  DK0010215243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Management's report on the Company's          Mgmt          Abstain                        Against
       business in the past FY

2.     Approve the audited annual report and discharge           Mgmt          For                            For
       of Supervisory and Executive Boards

3.     Approve the resolution on profit appropriation            Mgmt          For                            For
       in accordance with the approved and audited
       annual report

4.     Approve the merger between Aktieselskabet Schouw          Mgmt          For                            For
       & Co. [Reg. No. 63 96 58 12] and BioMar Holding
       A/S, involving a transfer of all assets and
       liabilities to Aktieselskabet Schouw & Co.
       and the dissolution of BioMar Holding A/S without
       any liquidation

5.     Re-elect Messrs. Jens Bjerg Sorensen, Per Christian       Mgmt          For                            For
       Moller, Jorn Ankaer Thomsen and Asbjorn Reinkind
       as the Supervisory Board Members

6.     Appoint 1 or several Auditors                             Mgmt          For                            For

7.     Authorize the Chairman of the AGM to apply for            Mgmt          For                            For
       the registration of the resolutions made and
       to make the necessary amendments to the documents
       provided to the Danish Commerce and Companies
       Agency [Erhvervs- og Selskabsstyrelsen] as
       deemed appropriate by the Danish Commerce and
       Companies Agency in connection with the registration
       of resolutions by the general meeting

8.     Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BIOMERIEUX, MARCY L'ETOILE                                                                  Agenda Number:  701563733
--------------------------------------------------------------------------------------------------------------------------
    Security:  F1149Y109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  FR0010096479
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the Company's
       financial statements for the YE in 2007, as
       presented; profit: EUR 33,150,506.55; and the
       expenses and charges that were not tax deductible
       of EUR 155,040.00

O.2    Receive the the reports of the Board of Directors         Mgmt          Abstain                        Against
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: earnings for the FY: EUR 33,150,506.55;
       prior retained earnings: EUR 31,977,197.61;
       distributable income: EUR 65 ,127,704.16; special
       reserve: EUR 65,021.38; dividends: EUR 29,984,842.40;
       retained earnings: EUR 35,077,840.38; the shareholders
       will receive a net dividend of EUR 0.76 per
       share, and will entitle to the 40 % deduction
       provided by the French Tax Code, this dividend
       will be paid on 19 JUN 2008; in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account, as required by law

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L.225.38 and
       following ones and L.225.40 of the French Commercial
       code and approve the agreements entered into
       or which remained in force during the FY

O.5    Approve to award total annual fees of EUR 300,000,000.00  Mgmt          For                            For
       to the Directors

O.6    Appoint Mr. Christian Brechot as Director, for            Mgmt          For                            For
       a 6 year period

O.7    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 120.00; maximum number
       of shares to be acquired: 10 % of the share
       capital maximum funds invested in the share
       buybacks: EUR 473,444,880.00; [Authority expires
       at the end of the 18 month period]; and to
       take all necessary measures and accomplish
       all necessary formalities, this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.8    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10 % of the share capital over a 24 month
       period; [Authority expires at the conclusion
       of the next shareholders' meeting which will
       rule on the annual accounts of 2008] and to
       take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       JUN 2007

E.9    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of 35
       % of the share capital, by issuance, with preferred
       subscription rights maintained, of shares;
       [Authority expires at the end of the date of
       the annual shareholders' meeting following
       the present meeting; this amount shall count
       against the overall value set forth in Resolution
       10, to cancel the shareholders' preferential
       subscription rights in favor of the beneficiaries,
       and to take all necessary measures and accomplish
       al l necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       JUN 2007 in its Resolution 12

E.10   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favor of the employees or
       the Corporate Officers of the Company and related
       companies provided that they may not represent
       more than 10 % of the share capital; [Authority
       expires at the end of the 38 month period],
       and to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 09
       JUN 2005 in its Resolution 23

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at the end of the 26 month period]
       and for a nominal amount that shall not exceed
       5 % of the share capital; to cancel t he shareholders'
       preferential subscription rights in favor of
       employees members of a Corporate Savings Plan;
       and to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.12   Amend Article 19 of the By Laws                           Mgmt          For                            For

E.13   Grant full powers to the bearer of original,              Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 BOARDWALK REAL ESTATE INVT TR                                                               Agenda Number:  701558314
--------------------------------------------------------------------------------------------------------------------------
    Security:  096631106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  CA0966311064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of trustees to be               Mgmt          For                            For
       elected at the meeting at not more than 6

2.1    Elect Mr. Arthur L. Havener, Jr as a Director             Mgmt          For                            For

2.2    Elect Mr. David V. Richards as a Director                 Mgmt          For                            For

2.3    Elect Mr. Al.W. Mawani as a Director                      Mgmt          For                            For

2.4    Elect Mr. James R. Dewald as a Director                   Mgmt          For                            For

2.5    Elect Mr. Sam Kolias as a Director                        Mgmt          For                            For

2.6    Elect Mr. Ernie W. Kapitza as a Director                  Mgmt          For                            For

3.     Adopt the amendments to the Deferrerd unit plan           Mgmt          For                            For
       of the trust which are contemplated or necessary
       in connection with the business of the trust,
       as specified

4.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the trust for the ensuing year at the remuneration
       to be fixed by the trustees

5.     Ratify the deferred unit grants pursuant to               Mgmt          For                            For
       the deferred unit plan of the trust, as specified

6.     Adopt the amendments to the declaration of trust          Mgmt          For                            For
       constituting the trust which are contemplated
       or necessary in connection with the business
       of the trust, as specified




--------------------------------------------------------------------------------------------------------------------------
 BODYCOTE INTERNATIONAL PLC, MACCLESFIELD, CHESHIRE                                          Agenda Number:  701508446
--------------------------------------------------------------------------------------------------------------------------
    Security:  G12124163                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  GB0006895626
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual report and the             Mgmt          For                            For
       statement of accounts for the YE 31 DEC 2007

2.     Approve the Board report on remuneration                  Mgmt          For                            For

3.     Declare a final dividend of 5.25p per share               Mgmt          For                            For

4.     Elect Mr. A.M. Thomson as a Director of the               Mgmt          For                            For
       Company

5.     Elect Mr. J.A. Biles as a Director of the Company         Mgmt          For                            For

6.     Re-elect Mr. J.D. Hubbard as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. J. Vogelsang as a Director of the            Mgmt          For                            For
       Company

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985, to allot and
       grant rights to subscribe for or to convert
       securities into shares of the Company up to
       a maximum aggregate nominal amount of GBP 10,835,177;
       [Authority expires on the date which is 15
       calendar months]; and the Directors may allot
       any shares or grant any such rights under this
       authority in pursuance of an offer or an agreement
       so to do made by the Company before the expiry
       of this authority

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities and sell relevant shares [Section
       94 of the Companies Act 1985] for cash pursuant
       to the authority conferred by Resolution 9,
       disapplying the statutory pre-emption rights
       [Section 89(1) of the Companies Act 1985],
       provided that this power is limited to the
       allotment of equity securities a) in connection
       with a rights issue, open offer or other offers
       in favor of ordinary shareholders where the
       equity securities respectively attributable
       to the interest of all ordinary shareholders
       are proportionate to the respective number
       of ordinary shares held by them subject to
       such exclusions or other arrangements as the
       Directors consider appropriate, necessary or
       expedient to deal with any fractional entitlements
       or any requirements of any regulatory body
       or recognized investment exchange or otherwise;
       and b) pursuant to the terms of the Bodycote
       International Executive share incentive schemes;
       and c) up to an aggregate nominal amount of
       GBP 1,608,241 [5% of the issued share capital
       of the Company at 29 FEB 2008]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company]; and authorize the
       Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 32,164,822 ordinary shares of 10 pence
       each in the capital of the Company, at a minimum
       price of 10 pence and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires at the close of the next AGM of the
       Company]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.12   Adopt the Articles as specified as the Articles           Mgmt          Against                        Against
       of Association of the Company in substitution
       for, and to the exclusion of, all existing
       Articles of Association, provided that the
       provisions set out at Articles 105 and 106
       of the Articles of Association to be adopted
       pursuant to this resolution 12 shall not take
       effect until such time as the provisions of
       section 175 of the Companies Act 2006 come
       into force

S.13   Approve the name of the Company be changed to             Mgmt          For                            For
       Bodycote Plc

14.    Authorize the Company to send or supply documents,        Mgmt          For                            For
       notices or information to its members by making
       such documents, notices or information available
       to its members on a website or by any other
       electronic means or in electronic form




--------------------------------------------------------------------------------------------------------------------------
 BOLSAS Y MERCADOS ESPANOLES SOCIEDAD HOLDING DE MERCADOS Y SISTEMAS FINANCIEROS,            Agenda Number:  701516354
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8893G102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  ES0115056139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456376 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, balance sheet,               Mgmt          For                            For
       profit and loss account and notes to the account
       and management report

2.     Approve the application of profits for the YE             Mgmt          For                            For
       2007

3.     Approve the Distribution of an extra dividend             Mgmt          For                            For
       chargeable to voluntary reserves subject to
       the, approve of the application of 2007 profits

4.1    Re-appoint Mr. Don Jose Andres Barreiro Hernandez         Mgmt          For                            For
       as a Director for 4 Year Period, in conformity
       with Article 38.1 of the Articles of Association

4.2    Appoint Mr. Don Ricardo Laiseca Asla, as a Director       Mgmt          For                            For
       who was Coopted onto the Board on 25 JUL 2007
       for a 4 Year Period, in conformity with Article
       38.1 of the Articles of Association

4.3    Appoint Mr. Don Mariano Perez Claver, who was             Mgmt          For                            For
       Coopted onto the Board on 25 JUL 2007, for
       a 4 Year Period, in conformity with Article
       38.1 of the Articles of Association

5.     Approve the remuneration of the Chairman, in              Mgmt          For                            For
       conformity with Article 40 of the Articles
       of Association

6.     Adopt the new pension scheme for the Chairman             Mgmt          Abstain                        Against
       in case of Decease, Disability or Retirement

7.     Approve the Directors remuneration, in conformity         Mgmt          For                            For
       with the Article 40 of the Articles of Association

8.     Approve the middle term remuneration Plan for             Mgmt          For                            For
       the Company and its Subsidiaries, in favour
       of the management, including the Executive
       Directors in accordance with the Article 130
       and additional provision 4 of the Spanish Limited
       Companies Act

9.     Re-appoint Ley De Sociedades Anonimas, of Deloitte,       Mgmt          For                            For
       Sociedad Limitada, as the Auditors of the Company
       and with the provisions in Article 204 of the
       Spanish Limited Companies consolidation Act,
       for a 1 year period

10.    Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares, either directly or via group of Companies
       in conformity; with the provisions of Section
       75 of the Spanish Limited Companies Act, establishing
       the limits and requirements for these acquisitions,
       delegation to the board the necessary powers
       to execute the agreement by the General Meeting

11.    Approve the Delegation powers to execute, rectify,        Mgmt          For                            For
       clarify, construe, complement and record the
       resolution

12.    Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BONDUELLE SA, RENESCURE                                                                     Agenda Number:  701406678
--------------------------------------------------------------------------------------------------------------------------
    Security:  F10689119                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  FR0000063935
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Manager and the Auditors       Mgmt          Abstain                        Against
       and approve the Company's financial statements
       for the YE in 30 JUN 2007, as presented; earnings
       for the FY: EUR 30,555,266.94

O.2    Receive the reports of the Manager and the Auditors       Mgmt          Abstain                        Against
       and approve the consolidated financial statements
       for the said FY, in the form presented to the
       meeting earnings for the FY EUR 51,802,944.00,
       grant discharge to the Manager Supervisory
       Board and the Auditors for the performance
       of their duties during the said FY

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L.226-1 0 of
       the French Commercial Code and approve the
       report and the agreements referred to therein

O.4    Approve the recommendations of the Manager and            Mgmt          For                            For
       that the income for the FY be appropriated
       as follows: income for the FY EUR 30,555,266.94
       retained earnings: EUR 95,585,723.16 distributable
       income: EUR 126,140,990.10 general partner:
       EUR 305,552.00 dividends: EUR 10,800,000.00
       retained earnings: EUR 115,035.438.10, the
       shareholders will receive a net dividend of
       EUR 1.35 per share, and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 04 JAN 2008;
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account;
       as require by Law

O.5    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 120.00, maximum number
       of shares to be acquired 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 96,000,000.00; [authority is given for
       a 18-month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 07 DEC2006
       in its resolution number and to take all necessary
       measures and accomplish all necessary formalities

O.6    Approve to award total annual fees of EUR 30,000.00       Mgmt          For                            For
       to the Supervisory Board

O.7    Approve renew the appointment of Mr. Yves Tack            Mgmt          For                            For
       as a Member of the Supervisory Board, for a
       3- year period

O.8    Approve to renew the appointment of Mr. Olivier           Mgmt          For                            For
       Cavrois as a Member of the Supervisory Board,
       for a 3- year period

O.9    Approve to renew the appointment of Mr. Damien            Mgmt          Against                        Against
       Bonduelle as a Member of the Supervisory Board,
       for a 3-year period

E.10   Authorize the Manager, to grant, in 1 or more             Mgmt          For                            For
       transactions, to beneficiaries to be chosen
       by it, options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 3% of the share capital; [Authority
       expires at the end of a 38-month period]; and
       to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Manager to grant, for free, on              Mgmt          For                            For
       1 or more occasions, existing or future shares,
       in favor of the employees or the Corporate
       Officers of the Company and related Companies
       they may not represent more than 3% of the
       share capital, [Authority expires at the end
       of a 38-month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       the shareholders' meeting decides to cancel
       the shareholders' preferential subscription
       rights to the new shares issued by way of capitalizing
       reserves, premium and income

E.12   Approve to reduce the nominal value of shares             Mgmt          For                            For
       from EUR 7 to EUR 1.75; the exchange of 1 former
       share of EUR 7.00 against 4 new shares of EUR
       1.75; and authorize the Manager to take all
       necessary measures and accomplish all necessary
       formalities

E.13   Authorize the Manager to reduce the share capital,        Mgmt          For                            For
       on 1 or more occasions and at its sole discretion,
       by canceling all or part of the shares held
       by the Company in connection with a stock Repurchase
       Plan up to a maximum of 10% of the share capital;
       [Authority expires at the end of a 24-month
       period]; and to take all necessary measures
       and accomplish all necessary formalities

E.14   Authorize the Manager to increase the share               Mgmt          For                            For
       capital up to 10% of the share capital by way
       of issuing shares or securities giving access
       in to the capital in consideration for the
       contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires at the end of a 24-montih period];
       and to take all necessary measures and accomplish
       all necessary formalities

E.15   Amend Article Number 23 of the By-Laws                    Mgmt          For                            For

E.16   Powers                                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BONGRAIN SA, VIROFLAY                                                                       Agenda Number:  701501391
--------------------------------------------------------------------------------------------------------------------------
    Security:  F10731119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000120107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Articles L.225.38 of
       the French Commercial code, approve the said
       report and the agreements referred to therein

O.2    Receive the reports of the Board of Directors,            Mgmt          Abstain                        Against
       and the Auditors, approve the Company's financial
       statements for the YE on 31 DEC 2007 as presented

O.3    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the FY in the form
       presented to the meeting

O.4    Approve the earnings for the FY: EUR 138,892,785.09       Mgmt          For                            For
       retained earnings: EUR 185,837,051.00 balance
       available for distribution :EUR 324,729,836.09
       dividends EUR 26,234,767.20 the shareholders
       will receive a net dividend of EUR 1.70 per
       share, and will entitle to the 40% deductions
       provided by French Tax Code this dividend will
       be paid on 06 MAY 2008 as required by law,
       it remained that, for the last 3 FY, the dividends
       paid were as specified: EUR 1.60 for FY 2005
       EUR 1.40 for FY 2006 EUR 1.60 for FY 2006

O.5    Appoint Mr. Alex Bongrain as a Director for               Mgmt          For                            For
       1 year period

O.6    Appoint Mr. Armand Bongrain as a Director for             Mgmt          For                            For
       1 year period

O.7    Appoint Mr. Dominique Damon as a Director for             Mgmt          For                            For
       1 year period

O.8    Appoint Mr. Jacques Gairard as a Director for             Mgmt          For                            For
       1 year period

O.9    Appoint Mr. Michel Godet as a Director for 1              Mgmt          For                            For
       year period

O.10   Appoint Mr. Bernard Houlot as a Director for              Mgmt          For                            For
       1 year period

O.11   Appoint Mr. Elisabeth Lulin as a Director for             Mgmt          For                            For
       1 year period

O.12   Appoint Mr. Xavier Paul-Renard as a Director              Mgmt          For                            For
       for 1 year period

O.13   Appoint Mr. Jurgen Reimnitz as a Director for             Mgmt          For                            For
       1 year period

O.14   Appoint Mr. Georges Robin as a Director for               Mgmt          For                            For
       1 year period

O.15   Appoint Mr. Jean-Hugues Vadot as a Director               Mgmt          For                            For
       for 1 year period

O.16   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       number of shares to be acquired 10 % of the
       share capital maximum funds invested in the
       shares buy backs: EUR 216,050,940.00 this authorization
       is given for a 18 month period

O.17   Grant full powers to the bearer of an original            Mgmt          For                            For
       a copy of extract of the minutes of the meeting
       to carry out all fillings, publications and
       other formalities prescribed by law

E.18   Authorize the issuance of equity or equity linked         Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 5 million

E.19   Approve Employee Stock purchase Plan                      Mgmt          For                            For

E.20   Grant authority to the filling of required documents      Mgmt          For                            For
       other formalities

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BOSCH CORPORATION                                                                           Agenda Number:  701482793
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0448M119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3426800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BOURBON SA, PARIS                                                                           Agenda Number:  701558011
--------------------------------------------------------------------------------------------------------------------------
    Security:  F11235136                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  FR0004548873
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Grant permanent discharge to the Directors for            Mgmt          For                            For
       the performance of their duties during the
       said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the financial year: EUR 135,370,206.92,
       legal reserve: EUR 334,483.03, balance available
       for distribution: EUR 135,035,723.89, retained
       earnings: EUR 7,101.60, distributable income:
       EUR 135,042,825.49, dividends: EUR 55,461,302.00,
       other reserves: EUR 79 ,581,523.49; the shareholders
       will receive a net dividend of EUR 1.00 per
       share, and will entitle to the 40% provided
       by the French Tax Code; this dividend will
       be paid on 09 JUN 2008; in the event that the
       company holds some of its own shares on such
       date, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account

O.4    Approve, as required by law, it is reminded               Mgmt          For                            For
       that, for the last 3 financial years, the dividends
       paid, were as follows: EUR 0.56 for FY 2004;
       EUR 1.00 for FY 2005 ; EUR 0.60 for FY 2006

O.5    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.6    Receive the special report of the Auditors,               Mgmt          Abstain                        Against
       and approve the agreements entered into or
       which remained in force during the FY

O.7    Approve the award total annual fees of EUR 2              Mgmt          For                            For
       00,000.00 to the Board of Directors

O.8    Ratify the appointment of Ms. Lan Vo Thi Huyen            Mgmt          For                            For
       as a director, to replace Ms. Victoire De Margerie,
       for the remainder of Ms. Victoire De Margerie's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE on 31 DEC 2009

O.9    Approve to renew the appointment of Mr. M. Christian      Mgmt          For                            For
       Munier as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. M. Guy            Mgmt          For                            For
       Dupont as Director for a 3 year period

O.11   Approve to renew the appointment of Mr. M. Christian      Mgmt          For                            For
       D'arm and Mr. De Chateauvieux as director for
       a 3 year period

O.12   Approve to renew the appointment of Mr. M. Henri          Mgmt          For                            For
       D'armand De Chateauvieux as director for a
       3 year period.

O.13   Appoint Mr. M. Baudouin Monnoyeur as director,            Mgmt          For                            For
       for a 3 year period

O.14   Approve to renew the appointment of Deloitte              Mgmt          For                            For
       Et Associes as Statutory Auditor holder for
       a 6 year period

O.15   Approve to renews the appointment of Mr. Beas             Mgmt          For                            For
       as supplying Statutory Auditor for a 6 year
       period

O.16   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: Maximum
       purchase price: EUR 60.00, maximum number of
       shares to be acquired: 10% of the share capital
       funds invested in the share buybacks: EUR 332,767,800.00;
       [Authority expires at the end of the 18 month
       period]; to take all necessary measures an
       d accomplish all necessary formalities

O17    Grants full powers to the Bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

E.18   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 5% of the share
       capital; [Authority expires at the end of the
       38 month period]; to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries of the stock options; to take
       all necessary measures and accomplish all necessary
       formalities

E.19   Amend Article number 11 of the By Laws                    Mgmt          For                            For

E.20   Grants full powers to the Bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 BOVIS HOMES GROUP PLC, KENT                                                                 Agenda Number:  701529286
--------------------------------------------------------------------------------------------------------------------------
    Security:  G12698109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB0001859296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts of the             Mgmt          For                            For
       Company for the YE 31 DEC 2007 and the reports
       of the Directors and Auditors

2.     Approve the report on Directors' remuneration             Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Declare the final dividend recommended by the             Mgmt          For                            For
       Directors

4.     Re-appoint Mr. Malcolm Robert Harris as a Director        Mgmt          For                            For
       of the Company, who retires by rotation

5.     Re-appoint Mr. David James Ritchie as a Director          Mgmt          For                            For
       of the Company, who retires by rotation

6.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

S.8    Amend the Articles of the Company with effect             Mgmt          For                            For
       from the conclusion of the meeting by making
       the alterations as specified

S.9    Amend the Articles of the Company with effect             Mgmt          For                            For
       from 01 OCT 2008 by making the alterations
       as specified

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, for the purposes of
       Section 80 of the Companies Act 1985 [the Act]
       conferred upon the Directors by a resolution
       passed at the AGM of the Company held on 11
       MAY 2007, to allot relevant securities [Section
       80(2) of the Act] of the Company provided that,
       up to an aggregate nominal amount of GBP 14,584,926
       being equal to the unissued share capital of
       the Company and in relation to the grant of
       any rights to subscribe for, or to convert
       any security into, shares in the Company, the
       reference in this resolution to the maximum
       amount of relevant securities that may be allotted
       is to the maximum amount of shares which may
       be allotted pursuant to such rights; [Authority
       expires the earlier of the next AGM of the
       Company in 2009 or 15 months]; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

S.11   Authorize the Directors, pursuant to the general          Mgmt          For                            For
       authority conferred on them by Ordinary Resolution
       10 and pursuant to Section 95 of the Companies
       Act 1985 [the Act], to allot equity securities
       [Section 94(2) of the Act] for cash, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with an invitation or offering by way of rights
       to ordinary shareholders; and b) up to an aggregate
       nominal amount of GBP 3,020,753.50 being 5%
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company in 2009 or 15
       months]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163(3) of the
       Act] up to 12,083,014 ordinary shares of 50
       pence each in the capital of the Company, at
       a minimum price of 50 pence and an amount equal
       to 105% of the average market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and by the amount stipulated by Article
       5(1) of the Buy-Back and Stabilization Regulation
       2003 [in each case exclusive of expenses];
       [Authority expires at the conclusion of the
       next AGM of the Company in 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 BREDERODE SA, WATERLOO                                                                      Agenda Number:  701530366
--------------------------------------------------------------------------------------------------------------------------
    Security:  B13544257                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  BE0003792091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors' reports                            Mgmt          For                            For

2.     Receive the Auditors' reports                             Mgmt          For                            For

3.     Approve to accept the financial statements and            Mgmt          For                            For
       allocation of income and dividends of EUR 0.52

4.     Grant discharge to the Directors and the Auditors         Mgmt          For                            For

5.1    Approve the resignation of Mr. Bernard De Corte           Mgmt          For                            For
       as the Director

5.2.1  Re-elect Mr. Michel Delloye as a Director                 Mgmt          For                            For

5.2.2  Re-elect Mr. Alain Siaens as a Director                   Mgmt          For                            For

5.2.3  Re-elect Mr. Pierre Van Der Mersch as a Director          Mgmt          For                            For

5.3    Acknowledge Mr. Michel Delloye and Mr. Alain              Mgmt          For                            For
       Siaens as the Independent Directors

5.4    Approve the remuneration of the Directors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BREMBO SPA, CURNEO                                                                          Agenda Number:  701508941
--------------------------------------------------------------------------------------------------------------------------
    Security:  T2204N108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0001050910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 AT 11:00 . CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of the Auditors and Audit
       Firm report, adjournment thereof

2.     Approve the consolidated financial statement              Mgmt          For                            For
       at 31 DEC 2007, Board of Directors, of the
       Auditors and Audit Firm report

3.     Appoint the Board of Directors and the Auditors,          Mgmt          For                            For
       resolutions in conformity with the Article
       2364 Civil Code

4.     Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof

5.     Approve the integration of commitment and emoluments      Mgmt          For                            For
       to Audit Firm PricewaterhouseCoopers, adjournment
       thereof




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD                                                    Agenda Number:  701393504
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1368B102                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the maximum annual monetary value of              Mgmt          For                            For
       the revised continuing connected transactions
       to be entered into between the Company and
       its subsidiaries and connected persons of the
       Company [as specified in the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited] [the Listing Rules] for
       each of the two FYs ending 31 DEC 2008 as specified

2.A    Ratify and approve the entering into of the               Mgmt          For                            For
       regional agent agreement dated 03 OCT 2007
       [the Regional Agent Agreement] [as specified]
       between Shenyang Brilliance JinBei Automobile
       Co., Ltd. [Shenyang Automotive] and Liaoning
       Zheng Guo Investment Development Company Limited
       [Liaoning Zheng Guo] pursuant to which Liaoning
       Zheng Guo is to act as a regional agent of
       the whole range of automobiles manufactured
       by Shenyang Automotive for certain regions,
       such as Jinan, Qingdao, Wuhan, Hefei, Chengdu,
       Kunming, Ningjing, Suzhou, Hangzhou, Wenzhou,
       Shanghai, Changsa, Fuzhou, Guangzhou, Shenzhen
       and Nanning for a term commencing after the
       approval of the Regional Agent Agreement by
       the shareholders of the Company and expiring
       on 31 DEC 2008, with an option to renew for
       another term of 3 years exercisable by Shenyang
       Automotive; and approve the sales of automobiles
       by Shenyang Automotive to Liaoning Zheng Guo
       pursuant to the Regional Agent Agreement; and
       authorize the Directors of the Company to take
       such actions and to enter into such documents
       as are necessary to give effect to the transactions
       contemplated under the Regional Agent Agreement

2.B    Approve, the maximum annual monetary value of             Mgmt          For                            For
       the sales by Shenyang Automotive to Liaoning
       Zheng Guo in the amount of RMB 1,800,000,000
       and RMB 5,000,000,000, respectively for the
       2 FYs ending 31 DEC 2008

3.A    Ratify and approve the entering into of the               Mgmt          For                            For
       guarantee agreement dated 03 OCT 2007 between
       Shenyang XingYuanDong Automobile Component
       Co., Ltd. [Xing Yuan Dong], a wholly-owned
       subsidiary of the Company and Shenyang Automotive,
       a 51% owned subsidiary of the Company, in relation
       to the provision of cross guarantee by each
       of Xing Yuan Dong and Shenyang Automotive for
       the banking facilities of the other party up
       to the amount of RMB 2.0 billion for a period
       of one year commencing from 01 JAN 2008 to
       31 DEC 2008 [as specified] and authorize the
       Directors of the Company to take such actions
       as are necessary to give effect to the cross
       guarantee

3.B    Ratify and approve the entering into of the               Mgmt          For                            For
       guarantee agreement dated 03 OCT 2007 between
       Xing Yuan Dong and Shenyang JinBei Automotive
       Company Limited [JinBei] in relation to the
       provision of cross guarantee by each of Xing
       Yuan Dong and JinBei for the banking facilities
       of the other party up to the amount of RMB
       500 million for a period of one year commencing
       from 01 JAN 2008 to 31 DEC 2008 [as specified]
       and authorize the Directors of the Company
       to take such actions as are necessary to give
       effect to the cross guarantee

S.4.A  Amend Bye-Laws 26, 44, 60(B), 97(A)(vi), 104,             Mgmt          Abstain                        Against
       113, 119, 144, 162(B), and 162(C) of the Company
       as specified

S.4.B  Approve and adopt, subject to the passing of              Mgmt          Abstain                        Against
       Resolution 4(a), a new set of the Bye-Laws
       as specified




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD                                                    Agenda Number:  701500907
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1368B102                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Director to issue, allot and deal           Mgmt          Against                        Against
       with the additional conversion shares pursuant
       to any exercise of the conversion rights attaching
       to the Convertible Bonds in accordance with
       the terms of the Convertible Bonds; and the
       purpose of this resolution: '2005 general mandate'
       with respect to the issuance of not more than
       733,678,180 shares in the AGM of the Company
       held on 24 JUN 2005; 'additional conversion
       shares' means the conversion shares of up to
       191,810,365 shares issuable by the Company
       upon conversion of the Convertible bonds following
       the adjustment in addition to the approved
       conversion shares; 'adjustment' means the adjustment
       of the conversion price of the convertible
       bonds form the previous conversion price to
       HKD 1.53 with effect from 10 MAR 2008 pursuant
       to the terms of the convertible bonds; 'approved
       conversion shares' means the conversion shares
       of up to 733,674,599 shares, representing the
       number of conversion shares issuable upon full
       conversion of the convertible bonds based on
       the previous conversion price, issuable by
       the Company pursuant to the 2005 general mandate;
       'conversion shares' means share to be allotted
       and issued by the Company upon conversion of
       the convertible bonds; 'convertible bonds'
       means the zero coupon guaranteed convertible
       bonds due 2011 in an aggregate principal amount
       of USD 182,678,000 issued by Brilliance China
       Finance Limited [formerly known as Goldcosmos
       Investments Limited and a wholly-owned subsidiary
       of the Company] on 07 JUN 2006; 'previous conversion
       price' means HKD 1.93 share; and 'shares' means
       ordinary shares of par value USD 0.01 each
       in the capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD                                                    Agenda Number:  701565523
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1368B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  BMG1368B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2A.1   Re-elect Mr. Song Jian as the Director                    Mgmt          For                            For

2A.2   Re-elect Mr. Jiang Bo as the Director                     Mgmt          For                            For

2B.    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Auditors and approve to fix their remuneration

4.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or deal with additional shares in the
       capital of the Company or securities convertible
       into such shares, options, warrants or similar
       rights to subscribe for any shares in the Company,
       and make or grant offers, agreements and options,
       subject to and in accordance with all applicable
       Laws, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution,
       otherwise than pursuant to i) a rights issue
       [as specified]; or ii) the exercise of the
       subscription rights of conversion under the
       terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company and from time to time
       outstanding; or iii) the exercise of options
       granted under the share option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or eligible participants as stipulated
       in such share option scheme or similar arrangment
       of shares or rights to acquire shares of the
       Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Company in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the bye-laws of the Company
       in force from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws of the Company or any
       applicable Laws of Bermuda to be held]

4.B    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose [Recognized Stock Exchange],
       subject to and in accordance with all applicable
       Laws and regulations of Bermuda, Bye-Laws of
       the Company and the requirements of the Rules
       governing Listing of Securities on the Stock
       exchange or any other recognized stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable Laws of Bermuda to
       be held]

4.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       4A and 4B, to add the aggregate nominal amount
       of shares capital of the Company which are
       to be purchased by the Company pursuant to
       the authority granted to the Directors as mentioned
       in Resolution 4B to the aggregate nominal amount
       of share capital of the Company that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to Resolution 4A, provided that the
       amount of share capital repurchased by the
       Company shall not exceed 10% of the total nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing of this
       resolution

S.5    Amend the Bye-Laws 16 and 134(C) of the Bye-Laws          Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 BRITISH ASSETS TRUST PLC, EDINBURGH                                                         Agenda Number:  701418572
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15120101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  GB0001297562
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and the accounts for the               Mgmt          For                            For
       YE 30 SEP 2007

2.     Declare a final dividend of 1.638 pence per               Mgmt          For                            For
       ordinary share

3.     Re-elect Ms. L. C. Ruddick as a Director                  Mgmt          For                            For

4.     Re-elect Mr. J.S. MacLeod as a Director                   Mgmt          For                            For

5.     Re-elect Dr. C. Masters as a Director                     Mgmt          For                            For

6.     Re-elect Mr. W.R.E. Thomson as a Director                 Mgmt          For                            For

7.     Re-elect Mr. J.G. West as a Director                      Mgmt          For                            For

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2007

9.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and in accordance with
       Section 80 of the Companies Act 1985 [Act],
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal amount
       of GBP 7,500,307; [Authority expires at the
       conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       in pursuance of such an offer or agreement
       made prior to such expiry

s.11   Authorize the Directors, pursuant to the authority        Mgmt          For                            For
       conferred by Resolution 10, to allot equity
       securities [Section 94 of the Companies Act
       1985 [Act]], disapplying the statutory pre-emption
       rights [Section 89 of the Act], provided that
       this power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue in favor of ordinary shareholders; b)
       up to an aggregate nominal value of GBP 3,750,153
       [5% of the equity share capital in issue on
       16 NOV 2007]; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot equity securities in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [Act], to make
       market purchases [Section 163(3) of Act] of
       ordinary shares of 25p each [Ordinary Shares]
       provided that: the maximum number of Ordinary
       Shares to be purchased shall be 14.99% of the
       issued ordinary shares, at a minimum price
       of 25p and up to 105% of the average middle
       market quotations for such shares derived from
       the Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 18 JUN 2009]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 BRITISH EMPIRE SECURITIES AND GENERAL TRUST PLC, LONDON                                     Agenda Number:  701416249
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15316105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  GB0001335081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the FYE 30 SEP 2007 together with the reports
       of the Directors and the Auditors

2.     Approve a final ordinary dividend of 3.60 pence           Mgmt          For                            For
       per ordinary share

3.     Approve a special dividend for the year of 0.50           Mgmt          For                            For
       pence per ordinary share

4.     Re-elect Mr. John May as a Director, retiring             Mgmt          For                            For
       under the Articles of Association

5.     Re-appoint Ernst & Young LLP as the Company's             Mgmt          For                            For
       Auditors and authorize the Directors to determine
       the Auditors' remuneration

6.     Receive the Directors' remuneration report                Mgmt          For                            For

7.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 [Act], to allot
       relevant securities [Section 80 of the Act]
       up to an aggregate nominal amount of GBP 2,400,000;
       [Authority expires on 17 MAR 2009]

S.8    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80 of the Act] pursuant to Section
       95 of the Act, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act] provided
       that this power is limited to: i) the allotment
       of any such securities having an aggregate
       nominal value not exceeding GBP 800,400 [5%
       of the equity share capital currently in issue];
       ii) the allotment of equity securities at a
       price of not less than net asset value per
       share on the day preceding allotment or, if
       earlier, the agreement to allot; and iii) the
       transfer or sale of any shares held by the
       Company as treasury shares at a price [excluding
       expenses ] not less than the net asset value
       per share on the day preceding such transfer
       or sale; [Authority expires on 17 MAR 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Act] of up
       to 23,996,005 shares of 10p each in the Company,
       at a minimum price of GBP 0.10 and up to 5%
       above the average mid market values of the
       shares on the derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days; [Authority expires on 17 MAR 2009]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC, LONDON                                                                         Agenda Number:  701504119
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15932109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2007, together with the Directors'
       report and the Auditors' report on those accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to hold office from the conclusion of the this
       meeting until the conclusion of the next general
       meeting of the Company at which accounts are
       laid and authorize the Directors to fix the
       Auditors' remuneration

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-elect Mr. Steven Owen as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Peter Dawson as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Steven Lee as a Director                     Mgmt          For                            For

8.     Re-elect Mr. Mark Moran as a Director                     Mgmt          For                            For

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 94 of the
       Act] up to an aggregate nominal value of GBP
       12,232,591[being the Company's unissued ordinary
       share capital]; [Authority expires at the end
       of 5 years]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and subject to the passing
       of Resolution 9, and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94(2) of the Act],
       for cash pursuant to the authority conferred
       by Resolution 9, as if Section 89(1) of the
       Act] did not apply to the allotment, provided
       that this power is limited to the allotment
       of equity securities: i) up to an aggregate
       nominal amount of GBP 3,383,370[being 5% of
       the nominal value of the Company's issued ordinary
       share capital as at 7 MAR 2008]; and ii) in
       connection with a rights issue in favor of
       all holders of ordinary shares made in proportion[as
       nearly as may be] to the respective numbers
       of relevant equity securities held in by them
       [but subject to such exclusions or other arrangements
       as the Board may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any regulatory body or
       stock exchange in, and territory or otherwise
       whatsoever; [Authority expires at the end of
       5 years]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; the power conferred
       on the Directors by this resolution shall also
       apply to a sale of treasury shares, which is
       an allotment of equity securities by virtue
       of Section 93 (3A) of the Act, but with the
       omission of the words "pursuant to the general
       authority conferred by resolution 9"

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make one or more market purchases [Section
       163(3) of the Act] on the London Stock Exchange
       of ordinary shares of 25p each in the Capital
       of the Company, the maximum aggregate number
       of ordinary shares hereby authorized to be
       purchased is 27,066,963 [representing 10% of
       the Company's issued ordinary share capital]
       at a minimum price of 25p and not more than
       5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List for the 5 business
       days before the purchase is made; [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months]; the Company, before
       the expiry, may make a contract or contracts
       to purchase ordinary shares under the authority
       hereby conferred which will or may be executed
       wholly or partly after such expiry

S.12   Adopt the Articles of Association produced to             Mgmt          Against                        Against
       the meeting and initialed by the Chairman for
       the purpose of identification be and are hereby
       adopted as the new articles of association
       of the Company in substitution for and to the
       exclusion of all existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 BROSTROEM AB, GOTEBORG                                                                      Agenda Number:  701509361
--------------------------------------------------------------------------------------------------------------------------
    Security:  W1811K107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SE0000254880
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Attorney Claes Beyer to serve as the AGM            Mgmt          For                            For
       Chairman

3.     Approve the set up and the list of voters                 Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect one or two persons to check the minutes             Mgmt          For                            For

6.     Approve whether the AGM has been properly notified        Mgmt          For                            For

7.     Receive: the annual report and the Auditors'              Mgmt          For                            For
       report, as well as the consolidated accounts
       and the consolidated Auditors' report for the
       2007 FY; the Managing Director's report; the
       report from the Chairman of the Board on the
       Board's work and on the work of the compensation
       and the Audit Committees

8.a    Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

8.b    Approve a dividend of SEK 3.00 per share for              Mgmt          For                            For
       2007 and 05 MAY 2008 as the record date for
       the payment of the dividend; provided that
       the AGM resolves in accordance with the proposal,
       dividends are expected to be distributed by
       VPC AB on 08 MAY 2008

8.c    Grant discharge to the Board Members and the              Mgmt          For                            For
       Chief Executive Officer from the liability

9.     Approve the number of Directors as eight and              Mgmt          For                            For
       no Deputy Directors

10.    Approve the Directors' fees totaling SEK 2,270,000,       Mgmt          For                            For
       unchanged compared to last year, to be divided
       with SEK 235,000 to every Director not employed
       in the Company and with SEK 625,000 to the
       Chairman of the Board; in addition, a fee of
       SEK 320,000, also unchanged compared to last
       year, to be divided among the Board's Committees
       at the Board's discretion and the Auditors'
       fees as per current account

11.    Re-elect Messrs. Stig-Ame Blom, Peter Cowling,            Mgmt          For                            For
       Carel van den Driest, Lars-Olof Gustavsson,
       Claes Lundblad, Leif Rogersson, Fredrik Svensson
       and Wilhelm Wilhelmsen as the Directors of
       the Board and elect Mr. Lars-Olof Gustavsson
       as the Chairman of the Board

12.    Approve the specified principles for the compensation     Mgmt          For                            For
       to the Managing Director and the Deputy Managing
       Director

13.    Authorize the Board, on one or more occasions             Mgmt          For                            For
       during the period up until the next AGM, to
       make decisions on i) purchases of the Company's
       own Class B shares equivalent to a holding
       of one-tenth of all shares in the Company;
       purchases shall take place on the OMX Nordic
       Exchange Stockhold [Stockholm Stock Exchange];
       ii) transfers of all parts of the Company's
       own holdings of Class B shares; transfers shall
       be possible, with deviation from the shareholders'
       pre-emption rights, on the Stockhold Stock
       Exchange or in connection with acquisitions
       of Companies, vessels, or business; payment
       shall be possible in cash or by contyribution
       in kind, or by set-off of Company debt, and
       such transfer can also be made with specified
       conditions

14.    Authorize the Board to, one or more occasions             Mgmt          For                            For
       during the period up until the next AGM and
       pursuant to the Articles of Association, make
       decisions to increase the Company's share capital
       by not more than SEK 6,579,718 through the
       issuance of not more than 6,579,718 Class B
       shares; it is proposed that the issues shall
       be possible with deviation from the shareholders'
       pre-emption rights; in connection with decisions
       on issues, the subscription price of the new
       shares shall be set at an amount that is closely
       pegged to the price of the Company's Class
       B shares on the Stockholm Stock Exchange; this
       shall be done by calculating the average of
       the quoted asking price for the Company's Class
       B shares on each trading day on the Stockholm
       Stock Exchange's official price list during
       the ten trading days that immediately precede
       the allocation; payment for the shares shall
       be made in cash; the Board shall have the right
       to set other issue conditions

15.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BUCHER INDUSTRIES AG, NIEDERWENINGEN                                                        Agenda Number:  701497984
--------------------------------------------------------------------------------------------------------------------------
    Security:  H10914176                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  CH0002432174
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440291, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report and the consolidated            Mgmt          For                            For
       and the statutory financial statements for
       2007

2.     Grant discharge to the Board of Directors                 Mgmt          For                            For

3.     Approve the appropriation of the retained earnings        Mgmt          For                            For

4.1    Re-elect Mr. Ernst Baertschi as a Member of               Mgmt          For                            For
       the Board of Directors for another three-year
       term of office

4.2    Re-elect Mr. Thomas W. Hauser as a Member of              Mgmt          For                            For
       the Board of Directors for another three-year
       term of office

4.3    Re-elect Mr. Erwin Stoller as a Member of the             Mgmt          For                            For
       Board of Directors for another three-year term
       of office

5.     Elect the Auditors and the Group Auditor                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BULGARI S P A                                                                               Agenda Number:  701478287
--------------------------------------------------------------------------------------------------------------------------
    Security:  T23079113                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  IT0001119087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the appointment and emoluments of a               Mgmt          For                            For
       Director

O.2    Receive the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors and the Auditors, Independent
       Auditors report, and consolidated financial
       statement at 31 DEC 2007, any adjournment thereof

O.3    Grant authority to buy back proposal, any adjournment     Mgmt          For                            For
       thereof

O.4    Approve the appointment and emoluments of the             Mgmt          For                            For
       Board of Auditors

O.5    Approve the annual report as to Corporate Government      Mgmt          For                            For

E.1    Approve to increase the capital, proxy to the             Mgmt          For                            For
       Board of Directors concerning the capital increase
       approval, any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 BULL SA, CLAYES SOUS BOIS                                                                   Agenda Number:  701526747
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5895B254                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  FR0010266601
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented,
       showing net book loss for the FY of EUR 6,181,502.19;
       accordingly, grant permanent discharge to all
       the Directors and to the Auditors for the performance
       of their duties during the said FY

3.     Approve to record the loss for the year of EUR            Mgmt          For                            For
       6,181,502.19 as a deficit in retained earnings;
       following this appropriation, the retained
       earnings account of EUR 30,817,409.08 will
       show a new balance of EUR 24,635,906.89; in
       accordance with the regulations in force, the
       shareholders' meeting recalls that no dividend
       was paid for the previous three FY

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial code, approve said report
       and the agreements referred to therein

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42 of
       the French Commercial Code, approve the agreement
       applicable to Mr. Didier Lamouche, Chairman
       and Managing Director, related to his differed
       salary and allocation terms

6.     Approve to renew appointment of Mr. Henri Conze           Mgmt          For                            For
       as a Director for a 3 year period

7.     Ratifiy the Cooptation of Mr. Claude Benmussa             Mgmt          For                            For
       as a Director, to replace Mr. Ger Vais Pellissier,
       for the remainder of Mr. Gervais Pellissier's
       term of office, i.e. until the shareholders'
       meeting to be called in 2010 to approve the
       financial statements for the FYE in 31 DEC
       2009

8.     Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 10.00 per share [of a par
       value of EUR 0.10], maximum number of shares
       to be acquired: 10 % of the share capital,
       i.e. on 31 DEC 2007 a number of 96,786,647
       shares ;[authority is given for an 18 month
       period]; it supersedes the authorization granted
       by the combined shareholders' meeting of 12
       JUN 2007; to take all necessary measures and
       accomplish all necessary formalities

9.     Authorize the Board of Directors, to cancel,              Mgmt          For                            For
       effective immediately, the authority granted
       by resolution NR. 11 of 17 MAY 2006, to proceed
       with, on 1 or more occasions, in France or
       abroad, up to a maximum nominal amount of
       EUR 5,000,000.00, with preferred subscription
       rights maintained, the issuance of shares and
       various securities; the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 60,000,000.00; [authority is
       granted for a 26 month period]; to take all
       necessary measures and accomplish all necessary
       formalities

10.    Approve to cancel effective immediately, the              Mgmt          Against                        Against
       authority granted by resolution Number 12 of
       17 MAY 2006, authorize the Board of Director
       to proceed with, on 1 or more occasions, in
       France or abroad, by way of a public offering,
       up to a maximum nominal amount of EUR 3,200,000.00,
       with cancellation of preferential subscription
       rights, the issuance of shares and various
       securities; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 60,000,000.00; [Authority expires at 26
       month period]; to take all necessary measures
       and accomplish all necessary formalities

11.    Authorize the Board of Directors to proceed               Mgmt          For                            For
       with the issuance of shares and various securities
       giving access to the capital of the Company,
       up to 10% of the share capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       [Authority expires at 26 month period]; it
       supersedes the authorization granted by the
       shareholders' meeting of 12 JUN 2007in its
       resolution Number 19; to take all necessary
       measures and accomplish all necessary formalities

12.    Approve the overall nominal amount pertaining             Mgmt          For                            For
       to the capital increases to be carried out
       with the use of the delegations given by resolutions
       NR. 9, 10 and 11 shall not exceed EUR 5,000,000.00;
       the issues of bonds and debt securities giving
       access to the capital to be carried out with
       the use of the delegations given by resolutions
       NR. 9 and 10, shall not exceed EUR 60,000,000.00;
       [Authority expires at 26 month period]; it
       supersedes the delegation granted by the shareholders'
       meeting of 12 JUN 2007 in its resolution Number
       20

13.    Authority the Board of Directors to proceed               Mgmt          For                            For
       with the share capital increase, on 1 or more
       occasions, at its sole discretion, in favor
       of Employees of the Company who a remembers
       of a Company savings plan; [Authority expires
       at 18 month period]; and for a nominal amount
       that shall not exceed 2 % of the share capital;
       the share holders' meeting decides to cancel
       the shareholders' preferential subscription
       rights in favor of the beneficiaries Aforementioned
       this delegation supersedes the delegation granted
       by the shareholders' meeting of 12 JUN 2007
       in its resolution number 21

14.    Authority the Board of Directors, in 1 or more            Mgmt          For                            For
       transactions, to beneficiaries to be chosen
       by it, options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 3% of the share capital; [Authority
       expires at 38 month period]; it supersedes
       of the authorization granted by the combined
       shareholders' meeting of 17 MAY 2006 in its
       resolution Number. 21; to cancel the shareholders'
       preferential subscription rights in favor of
       Employees and, or Corporate Officers of the
       Company and related Companies or groups; to
       take all necessary measures and accomplish
       all necessary formalities

15.    Authorize s the Board of Directors to grant,              Mgmt          For                            For
       for free, on 1 or more occasions, ordinary
       existing or future shares of the Company, in
       favor of the Employees and, or Corporate Officers
       of the Company and related Companies or groups;
       they may not represent more than 1% of the
       share capital; [Authority expires at 38 month
       period]; to take all necessary measures and
       accomplish all necessary formalities

16.    Authority the Board of Directors to proceed               Mgmt          Against                        Against
       with 1 or several capital increases by way
       of issuing securities giving access to the
       capital of the Company: warrants to subscribe
       to shares [hereunder the BEA]; consequently,
       to increase the capital by a maximum nominal
       value of 15% of the share capital; the shareholders'
       meeting; resolves to waive the preferential
       subscription rights of the shareholders to
       the profit of the societal general; to take
       all necessary measures and accomplish all necessary
       formalities

17.    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 BUNKA SHUTTER CO.,LTD.                                                                      Agenda Number:  701638097
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04788105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3831600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Authorized Capital            Mgmt          For                            For
       to 288,000,000 shs.

3      Amend Articles to: Authorize Board to Adopt               Mgmt          Against                        Against
       Anti-Takeover Defense Measures

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 BW GAS ASA, OSLO                                                                            Agenda Number:  701542397
--------------------------------------------------------------------------------------------------------------------------
    Security:  R10548106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  NO0003102105
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairman of the meeting                         Mgmt          For                            For

2.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

3.     Elect the 2 persons to sign the minutes of the            Mgmt          For                            For
       meeting together with the Chairman

4.     Approve the annual accounts for 2007, including           Mgmt          For                            For
       the Company's and the Group's income statement
       and balance sheet with notes and the annual
       report

5.     Adopt the remuneration to the Board of Directors          Mgmt          For                            For

6.A    Elect Mr. Andreas Sohmen-Pao as a Member of               Mgmt          For                            For
       the Board of Director

6.B    Elect Ms. Kathryn M. Baker as a Member of the             Mgmt          For                            For
       Board of Director

6.C    Elect Mr. Knut Brundtland as a Member of the              Mgmt          For                            For
       Board of Director

7.     Elect the Chairman and the Deputy Chairman of             Mgmt          For                            For
       the Board of Directors

8.     Adopt the remuneration to the Nomination and              Mgmt          For                            For
       the Compensation Committees, respectively

9.     Elect Mr. Egil Myklebust to the Nomination Committee      Mgmt          For                            For

10.    Adopt the remuneration to the Auditor                     Mgmt          For                            For

11.    Approve the Board of Directors' declaration               Mgmt          For                            For
       on the remuneration to the Executive Management




--------------------------------------------------------------------------------------------------------------------------
 CA-IMMOBILIEN-ANLAGEN AG                                                                    Agenda Number:  701538514
--------------------------------------------------------------------------------------------------------------------------
    Security:  A1144Q155                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  AT0000641352
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of annual report, report         Mgmt          Abstain                        Against
       of the Managing Board and the Supervisory Board
       for 2007

2.     Approve the allocation of the net income for              Mgmt          For                            For
       2007

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for 2007

4.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Supervisory Board

5.     Elect the Auditors for 2008                               Mgmt          For                            For

6.     Approve the amendment of the authorization of             Mgmt          Against                        Against
       the Board of Directors from the 20th AGM on
       29 MAY 2007 to dispense convertible bonds with
       a total nominal amount of EUR 317,185,011,00
       till 12 MAY 2013 and to allow the bond holders
       of convertible bonds conversion privileges
       by 43,629,300 pieces of shares

7.     Amend the Company Charta in Paragraph 4 'Basic            Mgmt          Against                        Against
       Capital and Shares'

8.     Grant authority to repurchase or collect own              Mgmt          Against                        Against
       shares up to 10% of the shares capital within
       the next 30 months due Par 65

9.     Amend the Company Charter in Paragraphs 8, 24             Mgmt          For                            For
       and 25 as specified




--------------------------------------------------------------------------------------------------------------------------
 CAIRN ENERGY PLC, EDINBURGH                                                                 Agenda Number:  701556308
--------------------------------------------------------------------------------------------------------------------------
    Security:  G17528236                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  GB00B1RZDL64
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2007

2.     Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the reports and accounts

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Re-elect Mr. Norman Murray who retires by rotation        Mgmt          For                            For

5.     Re-elect Mr. Sir Bill Gammell, who retires by             Mgmt          For                            For
       rotation

6.     Re-elect Mr. Hamish Grossart, Who retires pursuant        Mgmt          For                            For
       to the provisions of the Combined Code

7.     Re-elect Mr. Story, who retires pursuant to               Mgmt          Against                        Against
       the provisions of the Combined Code

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985[the
       Act], to allot relevant securities up to an
       aggregate nominal amount of GBP 2,683,704.25;
       [Authority expires at the conclusion of the
       AGM of the Company next year on 22 MAY 2013];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing power under Section 95 of the
       Companies Act 1985 [the Act], but without prejudice
       to the exercise of any such power prior to
       the date hereof, pursuant to Section 95(1)
       of the Act, a) to allot equity securities [Section
       94(2) of the act] for cash pursuant to the
       authority referred to in Resolution 10; disapplying
       the statutory pre-emption rights [Section 89(1)]
       provided that this power is limited to the
       allotment of equity securities; b) to sell
       relevant shares [Section 94(5) of the Act]
       in the Company if, immediately before the sale,
       such shares are held by the Company as treasury
       shares [Section 162A(3) of the act] [Treasury
       shares] for cash [Section 162D(2) of the Act],
       disapplying the statutory pre-emption rights
       [Section 89(1)] provided that this power is
       not for any such sale; up to an aggregate nominal
       amount of GBP 2,683,740.25; [Authority shall
       expire on 22 MAY 2013]; to allot equity securities
       and the sale of treasury shares: in connection
       with an offer of equity securities open for
       acceptance for a period fixed by the Directors
       of the Company to the holders of ordinary shares
       in the share capital of the Company; pursuant
       to this resolution, up to an aggregate nominal
       amount of GBP 402,601.29; and the Directors
       of the Company may allot equity securities
       or sell treasury shares in pursuance of such
       an offer or agreement as if such power had
       not expired

S.10   Authorize the Company, in substitution for the            Mgmt          For                            For
       pursuant to Section 166 of the Companies Act
       1985, to make market purchases [Section 163[3]]
       of the Act pursuant to and in accordance with
       Section 166 of the Act of fully paid ordinary
       shares of 62/13 pence each in the capital of
       the Company the maximum number of ordinary
       shares to be purchased of up to 19,613,729[representing
       14.99% of the Company's issued ordinary share
       capital at 31 MAR 2008, at a minimum price
       shall not be less than the nominal value of
       the ordinary shares at the time of purchase
       the maximum price to be purchased an amount
       equal to 5% above the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Companyor 22 NOV 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.11   Adopt the Articles of Association of the Company          Mgmt          Against                        Against
       in substitution for, and to the exclusion of,
       the existing Articles of Association, with
       effect from the conclusion of the 2008 AGM
       and initialed by the chairman of the meeting
       for the purpose of identification




--------------------------------------------------------------------------------------------------------------------------
 CALLOWAY REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701519425
--------------------------------------------------------------------------------------------------------------------------
    Security:  131253205                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA1312532056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of Trustees to be               Mgmt          For                            For
       elected or appointed at the meeting at not
       more than 9

2.1    Elect Mr. Simon Nyilassy as a Director                    Mgmt          For                            For

2.2    Elect Mr. David M. Calnan as a Director                   Mgmt          For                            For

2.3    Elect Mr. Jamie M. McVicar as a Director                  Mgmt          For                            For

2.4    Elect Mr. Kevin B. Pshebniski as a Director               Mgmt          For                            For

2.5    Elect Mr. A.L. Mawani as a Director                       Mgmt          For                            For

2.6    Elect Mr. J. Michael Storey as a Director                 Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       Accountants, as the Auditors of the Trust for
       the ensuing year and authorize the Trustees
       of the Trust to fix the remuneration of such
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 CALTAGIRONE EDITORE SPA, ROMA                                                               Agenda Number:  701503117
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3402P101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001472171
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 MAY 2008 AT 12:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the balance sheet and consolidated balance        Mgmt          For                            For
       sheet as of 31 DEC 2007, together with Board
       of Directors, Board of Auditors and the Auditing
       Company reports; related and consequential
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 CALTAGIRONE SPA, ROMA                                                                       Agenda Number:  701512192
--------------------------------------------------------------------------------------------------------------------------
    Security:  T2359A182                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  IT0003127930
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 MAY 2008 AT 12:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve to present the balance sheet and the              Mgmt          Abstain                        Against
       consolidated balance sheet reports as of 31
       DEC 2007, together with the Board of Directors',
       the internal and external Auditors' reports
       and resolution related thereto

2.     Appoint the internal Auditors' Member for the             Mgmt          For                            For
       3 FY 2008, 2009 and 2010 and approve to state
       the related emolument




--------------------------------------------------------------------------------------------------------------------------
 CAMECO CORP                                                                                 Agenda Number:  701537916
--------------------------------------------------------------------------------------------------------------------------
    Security:  13321L108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  CA13321L1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect  Mr. John S. Auston as a Director                   Mgmt          For                            For

1.2    Elect Mr. John H. Clappison as a Director                 Mgmt          For                            For

1.3    Elect Mr. Joe F. Colvin as a Director                     Mgmt          For                            For

1.4    Elect Mr. Harry D. Cook as a  Director                    Mgmt          For                            For

1.5    Elect Mr. James R. Curtiss as a Director                  Mgmt          For                            For

1.6    Elect Mr. George S. Dembroski as a Director               Mgmt          For                            For

1.7    Elect Mr. Gerald W. Grandey as a Director                 Mgmt          For                            For

1.8    Elect Mr. Nancy E. Hopkins as a Director                  Mgmt          For                            For

1.9    Elect Mr. Oyvind Hushovd as a Director                    Mgmt          For                            For

1.10   Elect Mr. J.W. George Ivany as a Director                 Mgmt          For                            For

1.11   Elect Mr. A. Anne Mclellan as a Director                  Mgmt          For                            For

1.12   Elect Mr. Neil Mcmillan as  a Director                    Mgmt          For                            For

1.13   Elect Mr. Robert W. Peterson as a Director                Mgmt          For                            For

1.14   Elect Mr. Victor J. Zaleschuk as a Director               Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors                          Mgmt          For                            For

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Approve the shareholder proposal attached as
       Schedule B to the accompanying management proxy
       circular

4.     Approve the undersigned all shares represent              Mgmt          Abstain                        Against
       hereby are held beneficially owned or controlled
       by 1 or more residents, or 1 or more non residents[PLEASE
       MARK THE FOR BOX] or one or more non-residents
       [PLEASE MARK THE ABSTAIN BOX]

5.     Approve the undersigned is a resident [PLEASE             Mgmt          Abstain                        Against
       MARK THE FOR BOX], if the undersigened is a
       non-resident [PLEASE MARK THE ABSTAIN BOX]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAMPOFRIO ALIMENTACION SA                                                                   Agenda Number:  701584600
--------------------------------------------------------------------------------------------------------------------------
    Security:  E31312130                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  ES0121501318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve and review the annual accounts                    Mgmt          For                            For

2.     Approve and review the Board's Management                 Mgmt          For                            For

3.     Re-elect the Board Member                                 Mgmt          For                            For

4.     Approve the cash dividend charged to reserves             Mgmt          For                            For

5.     Approve the share dividend charged to bonus               Mgmt          For                            For
       issue premium account

6.     Grant authority for the acquisition of own shares         Mgmt          For                            For

7.     Grant powers to the Board to execute the agreements       Mgmt          For                            For
       in general meeting

8.     Grant powers to make public the agreements in             Mgmt          For                            For
       general meeting

9.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CANADA BREAD LTD NEW                                                                        Agenda Number:  701521850
--------------------------------------------------------------------------------------------------------------------------
    Security:  134920107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CA1349201071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors for all of the nominees               Mgmt          For                            For
       listed in the information circular

2.     Appoint KPMG LLP as the Auditors and authorize            Mgmt          For                            For
       the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN APARTMENT PROPERTIES REAL ESTATE INVESTMENT TRUST                                  Agenda Number:  701562084
--------------------------------------------------------------------------------------------------------------------------
    Security:  134921105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  CA1349211054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Robert D. Brown as a Director                   Mgmt          For                            For

1.2    Elect Mr. Dino Chiesa as a Director                       Mgmt          For                            For

1.3    Elect Mr. Paul Harris as a Director                       Mgmt          For                            For

1.4    Elect Mr. Edwin F. Hawken as a Director                   Mgmt          For                            For

1.5    Elect Mr. Marvin A. Sadowski as a Director                Mgmt          For                            For

1.6    Elect Mr. Thomas Schwartz as a Director                   Mgmt          For                            For

1.7    Elect Mr. Michael Stein as a Director                     Mgmt          Against                        Against

1.8    Elect Mr. Stanley Swartzman as a Director                 Mgmt          For                            For

1.9    Elect Mr. David Williams as a Director                    Mgmt          For                            For

2.     Re-appoint PricewaterhouseCoopers LLP, as the             Mgmt          Against                        Against
       Auditor of Canadian Apartment Properties REIT

3.     Grant authority to adopt the Deferred Unit Plan           Mgmt          For                            For
       as specified

4.     Grant authority to amend the Canadian Apartment           Mgmt          For                            For
       Properties REIT's Declaration of Trust as specified




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701556384
--------------------------------------------------------------------------------------------------------------------------
    Security:  13650J104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  CA13650J1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. John A. Brough as a Director                    Mgmt          For                            For

1.2    Elect Mr. John H. Clappison as a Director                 Mgmt          For                            For

1.3    Elect Mr. F. Robert Hewett as a Director                  Mgmt          Against                        Against

1.4    Elect Mr. Stephen E. Johnson as a Director                Mgmt          For                            For

1.5    Elect Mr. W. Reay Mackay as a Director                    Mgmt          For                            For

1.6    Elect Mr. John F. Marino as a Director                    Mgmt          For                            For

1.7    Elect Mr. James M. Tory as a Director                     Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the trust and authorize
       the trustees to fix their remuneration

3.     Amend the provisions of the declaration of Trust          Mgmt          For                            For
       relating to adjusted assets as specified

4.     Amend the provisions of the declaration of Trust          Mgmt          For                            For
       relating to the requirement for the rights
       of first refusal in joint venture arrangements
       as specified

5.     Amend the provisions of the declaration of Trust          Mgmt          For                            For
       relating to the permitted borrowing as specified

6.     Amend the provisions of the declaration of Trust          Mgmt          For                            For
       relating to the restriction on single investments
       in real property as specified

7.     Amend the provisions of the declaration of Trust          Mgmt          For                            For
       relating to the restriction on investment in
       securities as specified

8.     Approve the reconfirmation of the Unitholder              Mgmt          For                            For
       Rights Plan agreement as specified

9.     Amend the provisions of the Employee Unit Purchase        Mgmt          For                            For
       Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 CANAL PLUS SA, PARIS                                                                        Agenda Number:  701491122
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13398106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  FR0000125460
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approves the Company's financial
       statements for the YE in 2007, as presented,
       ending in a profit of EUR 43,441,962.86 accordingly,
       the shareholders' meeting gives permanent discharge
       to the Directors for the performance of their
       duties during the said FY

2.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L .225.40 of
       the French commercial code, approves the agreements
       entered into or which remained in force during
       the FY

4.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 43,441,962.86 prior retained
       earnings: EUR 54,532, 430.78 distributable
       income: EUR 97, 974,393.64 debit of a gross
       total sum of EUR 31,672,692.00 the shareholders
       will receive a net dividend o f EUR 0.25 per
       share, and will entitle to the 40 % deduction
       provided by the French tax code; ex-date of
       the dividend coupon: 29 APR 2008; retained
       earnings: EUR 66,301,701.64 in the event that
       t he Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account as required by law, it is
       reminded that, for the last 3 FYs, the dividends
       paid, were as follows: EUR 0.22 f or FY 2004
       EUR 0.23 for FY 2005 EUR 0.24 for FY 2006

5.     Appoint Mr. Barbier Frinault Etcie [that became           Mgmt          For                            For
       Ernst and Young] as statutory Auditor holder
       for a 6 year period

6.     Appoint Mr.Cabinet Salustro Reydel [that became           Mgmt          For                            For
       KPMG] as statutory Auditor holder for a 6 year
       period

7.     Ratify the appoint of Mr. Auditex as a supplying          Mgmt          For                            For
       statutory Auditor, to replace of Mr. M. Maxime
       Petiet, for the remainder of Mr. M Maxime Petiet's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2013

8.     Ratify the appoint of Mr. M. Frederic Quel in             Mgmt          For                            For
       as a supplying statutory Auditor , to replace
       Mr. M.Jean Louis Mullenbach, for the remainder
       of Mr. M. Jean Louis Mullenbach's term of office,
       i. e. until the shareholders' meeting called
       to approve the financial statements for the
       FY 2013

9.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 CANFOR CORP NEW                                                                             Agenda Number:  701531596
--------------------------------------------------------------------------------------------------------------------------
    Security:  137576104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  CA1375761048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Peter J.G. Bentley as a Director                Mgmt          For                            For

1.2    Elect Mr. Ronald L. Cliff as a Director                   Mgmt          For                            For

1.3    Elect Mr. Michael J. Korenberg as a Director              Mgmt          For                            For

1.4    Elect Mr. James A. Pattison as a Director                 Mgmt          For                            For

1.5    Elect Mr. Conrad Pinette as a Director                    Mgmt          For                            For

1.6    Elect Mr. Donald C. Selman as a Director                  Mgmt          For                            For

1.7    Elect Mr. James F. Shepard as a Director                  Mgmt          For                            For

1.8    Elect Mr. J.M. [Mack] Singleton as a Director             Mgmt          For                            For

1.9    Elect Mr. Thomas A. Tutsch as a Director                  Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Auditors




--------------------------------------------------------------------------------------------------------------------------
 CANON ELECTRONICS INC.                                                                      Agenda Number:  701477386
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05082102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3243200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Corporate Auditors

6      Authorize Use of Stock Options                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CANON FINETECH INC.                                                                         Agenda Number:  701486309
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05103106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3242900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Change Company's Location              Mgmt          For                            For
       to Saitama

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate Auditors

6      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CANWEST GLOBAL COMMUNICATIONS CORP                                                          Agenda Number:  701429246
--------------------------------------------------------------------------------------------------------------------------
    Security:  138906102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  10-Jan-2008
        ISIN:  CA1389061021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors, as specified                         Mgmt          For                            For

2.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration as such

3.     Approve the adoption of a Replacement Stock               Mgmt          For                            For
       Option and Restricted Share Unit Plan of the
       Corporation, as specified




--------------------------------------------------------------------------------------------------------------------------
 CAPCOM CO.,LTD.                                                                             Agenda Number:  701608412
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05187109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3218900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors

5.     Introduction of Countermeasures (Takeover Defense)        Mgmt          Against                        Against
       in response to a Large-Scale Purchase of Shares
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701403204
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1091F107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, for the acquisition [the              Mgmt          For                            For
       "Acquisition"] of the Property known as Wilkie
       Edge [as specified in the circular dated 05
       NOV 2007 issued by CapitaCommercial Trust Management
       Limited, as Manager of CCT [the "CCT Manager"],
       to unitholders of CCT [the "Circular"]] from
       CapitaLand Selegie Private Limited ["CSPL']
       for a purchase consideration of SGD 182.7 million
       or [in the event that The Ascott Group Limited
       fails to obtain the approval of its shareholders
       for the Lease [as specified] of the Serviced
       Apartments Component [as specified] or the
       agreement for lease dated 29 AUG 2007 [the
       "Agreement for Lease"] made between the Trustee
       [as specified], CSPL and Ascott Scotts Pte
       Ltd ["ASPL"] is annulled or terminated or deemed
       annulled or terminated pursuant to the provisions
       thereof thereby resulting in the Trustee ceasing
       to be obliged to enter into the Lease] SGD
       262.0 million, on the terms and conditions
       set out in the sale and purchase agreement
       dated 20 JUL 2007 [the "Sale and Purchase Agreement"]
       made between HSBC Institutional Trust Services
       [Singapore] Limited, in its capacity as trustee
       of CCT [the "Trustee"] and CSPL; the grant
       of an option [the "Option"] to CSPL to require
       the Trustee to enter into an agreement for
       lease to facilitate the grant of a lease [the
       "Lease"] of the serviced apartments component
       of the Property [comprising 154 serviced apartment
       units of approximately 7,751 sq m of net lettable
       area] [the "Serviced Apartments Component"],
       to a party nominated by CSPL, and the Trustee's
       entry into the Agreement for Lease and the
       Trustee's grant of the Lease on the terms and
       conditions set forth in the Agreement for Lease
       and the Lease respectively, in favour of ASPL,
       pursuant to the terms of the Sale and Purchase
       Agreement and authorize the CCT Manager, any
       Director of the CCT Manager and the Trustee
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the CCT Manager, such director
       of the CCT Manager or, as the case may be,
       the Trustee may consider expedient or necessary
       or in the interests of CCT to give effect to
       the Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  701625191
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1091F107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 1 George Street [as            Mgmt          For                            For
       defined in the circular dated 09 JUN 2008 [the
       'Circular'] issued by CapitaCommercial Trust
       Management Limited, as manager of CCT [the
       'Manager'], to unitholders of CCT (the 'Unitholders')]
       from George Street Pte Ltd [the 'Vendor'] for
       a purchase consideration of SGD 1,165.0 million
       [the 'Acquisition'], on the terms and conditions
       set out in the Call Option Agreement dated
       26 MAR 2008 made between HSBC Institutional
       Trust Services [Singapore] Limited, as trustee
       of CCT [the 'Trustee'], and the Vendor; (b)
       approve the entry into of the Sale and Purchase
       Agreement [as defined in the Circular] and
       the Deed of Yield Protection [as defined in
       the Circular]; (c) approve the payment of all
       fees and expenses relating to the Acquisition;
       and (d) authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of CCT to give effect to the Acquisition

2.     approve the issue of new units in CCT ['Units'],          Mgmt          For                            For
       and/or convertible securities which may be
       convertible into Units [Convertible Securities],
       in the FYE 31 DEC 2008 such that the number
       of new Units [and/or Units into which the Convertible
       Securities may be converted] does not exceed
       50.0% of the number of Units in issue as at
       31 DEC 2007 [the 'Base Figure'], of which the
       aggregate number of new Units [and/or Units
       into which the Convertible Securities may be
       converted], where the Units and/or Convertible
       Securities are issued other than on a pro rata
       basis to existing Unitholders, must not be
       more than 20.0% of the Base Figure [the 'General
       Mandate']; (b) pursuant to the General Mandate,
       the Manager may issue Units arising from the
       conversion of the Convertible Securities notwithstanding
       that the General Mandate may have ceased to
       be in force at the time the Units are to be
       issued; (c) where the terms of the issue of
       the Convertible Securities provide for adjustment
       to the number of Convertible Securities in
       the event of rights, bonus or other capitalization
       issues, the Manager may issue additional Convertible
       Securities notwithstanding that the General
       Mandate may have ceased to be in force at the
       time the Convertible Securities are issued;
       and (d)authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of CCT to give effect to the General
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL & REGIONAL PLC                                                                      Agenda Number:  701568252
--------------------------------------------------------------------------------------------------------------------------
    Security:  G18676109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  GB0001741544
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the FYE 30             Mgmt          For                            For
       DEC 2007 and the reports of the Directors and
       the Auditors thereon

2.     Declare a final dividend of 17p per ordinary              Mgmt          For                            For
       share for the FYE 30 DEC 2007 payable to shareholders
       on the register at the close of business on
       18 APR 2008

3.     Re-appoint Mr. X. Pullen as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company's Articles of Association

4.     Re-appoint Mr. K. Ford as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company's Articles of Association

5.     Re-appoint Mr. A. Coppin as a Director of the             Mgmt          Against                        Against
       Company, who retires by rotation in accordance
       with the Company's Articles of Association

6.     Re-appoint Mr. H. Scott-Barrett as a Director             Mgmt          For                            For
       of the Company in accordance with the Company's
       Articles of Association vacate office at the
       conclusion of the AGM

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       for the period prescribed by Section 385(2)
       of the Companies Act 1985 and authorize the
       Directors to determine their remuneration for
       the ensuring year

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 30 DEC 2007 together with the auditor's
       report on it

9.     Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [with in the meaning of
       that Section] up to an aggregate nominal amount
       of GBP 2,372,464; [Authority expires at the
       conclusion of the AGM of the Company in 2009];
       and the Company may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 above, pursuant to Section
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) to Section 94(3A)
       of the said Act] for cash pursuant to the authority
       conferred by Resolution 9, disapplying the
       statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a rights issue, in favor of holders of
       ordinary shareholders of 10 p each in the Company;
       and ii) up to an aggregate nominal amount value
       equal to 5% of the issued ordinary share capital;
       [Authority expires at the conclusion of the
       AGM of the Company in 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, in compliance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases of up to 10,604,916 ordinary shares
       of 10p each in the Company, at a minimum price
       of 10p and up to 105% of the average of the
       prices at which business was done in the ordinary
       shares of 10p each in the Company during the
       period of 5 business days immediately preceding
       the day on which the sahres are contracted
       to be purchased as derived from the London
       Stock Exchange Daily Official List or an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share of 10p
       each in the Company and the highest current
       independent bid for an ordinary share of 10p
       each in the Company as dervied from the trading
       venue or venues where the purchase is carried
       out; [Authority expires the earlier of the
       conclusion of the AGM of the Company in 2009
       or 15 months]

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       with effect on and from 01 OCT 2008 as specified

S.13   Approve, the Company may use electronic means             Mgmt          For                            For
       to convey any document or information to its
       shareholders and for the purposes of this resolution
       13(a) electronic means and shareholders have
       the same meanings respectively as they have
       for the purposes of paragraph 6.1.8 of the
       disclosure rules and transparency rules made
       by the financial services authority; [b]the
       Company may send or supply any document or
       information that is required or authorized
       to be send or supplied to a shareholders or
       any person by the Company; by a provision of
       the Companies acts [ Section 2 of the Companies
       act 2006 ( the 2006 Act)]; or pursuant to the
       Articles of Association of the Company or pursuant
       to any other rules or regulations to which
       to which the Company may be subject, by making
       available on a website [c] the provision of
       the 2006 act which apply when sending or supplying
       a document or information required or authorized
       to be send or supplied by the Companies Acts
       [as specified] by making it available on a
       website shall, the necessary changes having
       been made also when any documents or information
       which is required or authorized to be send
       or supplied y the Articles of Association of
       the Company or any other Rules or Regulations
       to which the Company may be subject, is sent
       or supplied by making it available on a website;
       and [d] this resolution shall supersede any
       provision in the Articles of Association of
       the Company to extent that it is inconsistent
       with this resolution




--------------------------------------------------------------------------------------------------------------------------
 CARBONE LORRAINE, COURBEVOIE                                                                Agenda Number:  701531178
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13755115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  FR0000039620
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approves the Company's financial
       statements for the YE in 2007, as presented,
       creating a favorable balance of EUR 8,309,845.48

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, creating a favorable
       balance of the consolidated profit and loss
       account of EUR 16,254,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 8,309,845.48, retained earnings:
       EUR 23,033.30, balance available for distribution:
       EUR 8,332,878.78, legal reserve: EUR 63,052.00,
       distributable income: EUR 8,269,826.78, the
       shareholders will receive a net dividend of
       EUR 0.85 per share, and will entitle to the
       40% deduction provided by the French Tax Code
       this dividend will be paid on 27 MAY 2008,
       this dividend will be deducted from the distributable
       profit for EUR 8,269,826.78 and from the account
       additional paid of shares for EUR 3,868,797.97,
       as required by Law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 0.55 for FY 2004, EUR 0.70 for
       FY 2005, EUR 0.85 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L. 225-40 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.5    Authorizes the Board of Directors to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 1,428,073, maximum
       funds invested in the share buybacks: EUR 142,807,300.00;
       [Authority expires at the end of 18 months]
       and supersedes the fraction unused of the authorization
       granted by the combined shareholders' meeting
       of 24 MAY 2007; to take all necessary measures
       and accomplish all necessary formalities

O.6    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

E.7    Authorize the Board of Directors to proceed               Mgmt          For                            For
       with 1 or more issues, with the issuance of
       bonds of subscription and or acquisition of
       refundable shares of a maximum nominal amount
       of EUR 100,000,000.00 consequently, and to
       increase the capital by a maximum nominal value
       of EUR 500,000.00, and resolves to waive the
       preferential subscription rights of the shareholders
       to the bonds of subscription and or  aqiuisition
       of refundable shares to the profit of beneficiary
       credit institutions, and to decides to cancel
       subscription rights in favour of fist category
       European credit institutions which will have
       granted the loans or the openings of loan for
       a minimal total amount by credit institutions
       of EUR 5,000,000 on the Company and or some
       of its French or Foreigner subsidiaries in
       the sense of the Article L.233.3 of the French
       Commercial Law; and to take all necessary measures
       and accomplish all necessary formalities; [Authority
       expires at the end of 18 month period]

E.8    Approve to decides that the coupons of subscription       Mgmt          For                            For
       and or acquisition of refundable shares will
       be proposed by the subscribing credit institutions
       of the bonds of subscription and or acquisition
       of refundable shares to the beneficiaries determined
       by the Board of Directors, or by the Chief
       Executive Officer on delegation of the Board
       of Directors, among the employees of the Company
       or of any French or Foreigner subsidiary of
       the Company in the sense of the Article L.233
       .3 of the French Commercial Law and/or among
       the Company Officers also occupying salaried
       functions within the Company or within any
       French or Foreigner subsidiary of the Company,
       the present resolution is subjected to the
       suspensive condition of the adoption of the
       Resolution 7 of the present shareholders' meeting

E.9    Approve to decide that the coupons of subscription        Mgmt          For                            For
       and or acquisition of refundable shares assigned
       of bonds of subscription and or acquisition
       of refundable shares will be proposed by the
       subscribing credit institutions of the bonds
       of subscription and or acquisition of refundable
       shares to the beneficiaries determined by the
       Board of Directors, or by the Chief Executive
       Officer on delegation of the Board of Directors,
       among the Company Officers of the Company or
       any French or Foreigner subsidiary of the Company
       in the sense of the Article L.233.3 of the
       French Commercial Law which, at the date of
       the decision of the Board of Directors or the
       Chief Executive Officer on delegation of the
       Board of Directors, do not occupy salaried
       functions within the Company or within any
       French or Foreigner subsidiary of the Company
       in the sense of the Article L. 233.3 of the
       French Commercial Law and which do not control
       a participation representing on the 3rd working
       day at zero hour preceding the date of the
       present shareholders' meeting, more than 1
       % of the share capital and or the voting right
       s of the Company, the present resolution is
       subjected to the suspensive condition of the
       adoption of the Resolution 7th of the present
       shareholders' meeting

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company savings plan, and for
       a nominal amount that shall not exceed EUR
       300,00 0.00, and to decides to cancel the shareholders'
       preferential subscription rights in favour
       of employees Members of a Corporate savings
       plan, and to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 24 MAY 2007
       in its Resolution 18; [Authority expires at
       the end of 26 month period]

E.11   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies, they may not represent more than
       25% of the share capital, and to take all necessary
       measures and accomplish all necessary formalities,
       to decides to cancel the shareholders' preferential
       subscription rights in favour of holders of
       securities issued by virtue of the present
       delegation; [Authority expires at the end of
       18 month period]

E.12   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 CARDO AB                                                                                    Agenda Number:  701473883
--------------------------------------------------------------------------------------------------------------------------
    Security:  W1991F100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-Apr-2008
        ISIN:  SE0000262982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Claes Boustedt as a Chairman to preside         Mgmt          For                            For
       at the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 people to check the minutes                       Mgmt          For                            For

6.     Approve the question of whether the meeting               Mgmt          For                            For
       has been duly convened

7.     Receive the annual report and audit report,               Mgmt          Abstain                        Against
       the consolidated financial statements and the
       audit report on the Group, statement by the
       Auditors on whether or not the guidelines for
       the remuneration of Senior Management that
       have applied since the pervious AGM have been
       followed and approve the appropriation of earnings
       and the reasoned statement

8.     Receive the President's report                            Mgmt          For                            For

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet, all as
       per 31 DEC 2007

10.    Declare a dividend of SEK 9.00 per share for              Mgmt          For                            For
       the FY 2007; the proposed record day is 10
       APR 2008

11.    Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board of Directors and the President

12.    Approve the number of Directors to be set at              Mgmt          For                            For
       8

13.    Approve the fee to be paid to the Board shall             Mgmt          For                            For
       remain unchanged at SEK 1,600,000 in all, whereof
       SEK 400,000 to the Chairman and SEK 200,000
       to each and every of the other Directors who
       are elected by a general meeting of shareholders
       and not employed by the Group, the fee to the
       Auditors be paid as per invoice

14.    Re-elect Messrs. Peter Aru, Tuve Johannesson,             Mgmt          For                            For
       Berthold Lindqvist, Carina Malmgren Heander,
       Lennart Nilsson and Anders Rydin as the Directors
       and elect Mr. Ulf Lundahl; re-elect Mr. Fredrik
       Lundberg as a Chairman of the Board of Directors
       and re-elect Ernst & Young as the Auditors
       for the term until the 2012 AGM

15.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       of the Senior Management

16.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       up to so many own shares before the next AGM
       that the Company's holding at no time exceeds
       10% of all shares in the Company, as specified

17.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CARGOTEC OYJ                                                                                Agenda Number:  701446999
--------------------------------------------------------------------------------------------------------------------------
    Security:  X10788101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  FI0009013429
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Financial statements and consolidated financial           Mgmt          For                            For
       statements for the accounting period January
       1 - December 31, 2007

2.     Auditor's report                                          Mgmt          For                            For

3.     Approval of the financial statements and consolidated     Mgmt          Abstain                        Against
       financial statements

4.     The Board of Directors' proposal for distribution         Mgmt          For                            For
       of dividends will be published on January 31,
       2008

5.     Granting of discharge from liability to the               Mgmt          Abstain                        Against
       chairman and members of the Board of Directors
       and the President and CEO

6.     The Nomination and Compensation Committee of              Mgmt          For                            For
       the Board of Directors proposes that the number
       of Board Members be six and that no deputy
       members be elected

7.     The Nomination and Compensation Committee proposes        Mgmt          For                            For
       that the Board remuneration would not be amended
       and thus a monthly remuneration of EUR 5,000
       be paid for the Chairman, EUR 3,500 for the
       Deputy Chairman, and EUR 2,500 for the other
       Board Members, in addition, members are proposed
       to receive EUR 500 for attendance at Board
       and Committee meetings

8.     The Nomination and Compensation Committee proposes        Mgmt          For                            For
       that current Board members Henrik Ehrnrooth,
       Tapio Hakakari, Ilkka Herlin, Peter Immonen
       and Karri Kaitue be re-elected to the Board
       of Directors and that Mr. Antti Lagerroos,
       LL.Lic. be elected as a new member. More information
       on the new member is available on Cargotec's
       internet site www.cargotec.com

9.     The Audit Committee proposes that two Auditors            Mgmt          For                            For
       be elected

10.    The Audit Committee proposes that the fees to             Mgmt          For                            For
       the auditors be paid according to invoice

11.    The Audit Committee proposes that authorized              Mgmt          For                            For
       public accountants Johan Kronberg and PricewaterhouseCoopers
       Ltd be re-elected

12.    The Board of Directors proposes that the Annual           Mgmt          For                            For
       General Meeting authorizes the Board to decide
       on acquisition of own shares with non-restricted
       equity. The shares may be acquired in order
       to develop the capital structure of the Company,
       finance or carry out possible acquisitions,
       implement the Company's share-based incentive
       plans, or to be transferred for other purposes
       or to be cancelled. The shares may be acquired
       through a directed acquisition as defined in
       Finnish Companies Act, Chapter 15 Section 6.
       Altogether no more than 6,400,000 own shares
       may be purchased, of which no more than 952,000
       are class A shares and 5,448,000 are class
       B shares. The above-mentioned amounts include
       the 1,904,725 2007 already in the Company's
       possession. {class B shares purchased during
       2005 The proposed amount corresponds to less
       than 10 percent of the share capital of the
       Company and the total voting rights. The acquisition
       of own shares will decrease the non-restricted
       equity of the Company. This authorization shall
       remain in effect for a period of 18 months
       from the date of decision of the Annual General
       Meeting

13.    The Board of Directors proposes that the Annual           Mgmt          For                            For
       General Meeting authorizes the Board to decide
       on transfer of a maximum of 952,000 class A
       treasury shares and 5,448,000 class B treasury
       shares. The Board of Directors will be authorized
       to decide to whom and in which order the treasury
       shares will be transferred. The Board of Directors
       may decide on the transfer of treasury shares
       otherwise than in proportion to the existing
       pre-emptive right of shareholders to purchase
       the Company  s own shares. The treasury shares
       may be used as compensation in acquisitions
       and in other arrangements as well as to implement
       the Company's share-based incentive plans in
       the manner and to the extent decided by the
       Board of Directors. The Board of Directors
       has also the right to decide on the transfer
       of the shares in public trading at the OMX
       Nordic Exchange, Helsinki to be used as compensation
       in possible acquisitions. This authorization
       shall remain in effect for a period of 18 months
       from the date of decision of the Annual General
       Meeting

14.    The Board of Directors proposes that the Annual           Mgmt          For                            For
       General Meeting resolves to amend the Articles
       of Association mainly due to and to align with
       the new Finnish Companies Act effective as
       from 2006 as follows: remove the provisions
       on minimum and maximum share capital as well
       as number of shares (current 3 Section and
       4 Section); Specify and amend the provisions
       of share issue to align with the terminology
       of the new Companies Act (new 3 Section); Amend
       the definition of the difference in dividend
       paid to the two share classes (new 3 Section);
       Remove the provisions on record date (new 4
       Section);Amend the provisions on the right
       to represent the Company to correspond to the
       terminology of the new Companies Act (new 7
       Section); Amend the provisions on the Notice
       of a Shareholders   Meeting by defining the
       time of the notice in months and days (new
       10 Section); Amend the list of agenda items
       of the Annual General Meeting to correspond
       to the new Companies Act and add a provision
       on the Chairman's right to resolve the method
       of voting in Shareholders' Meetings (new 12
       Section)




--------------------------------------------------------------------------------------------------------------------------
 CARILLION PLC                                                                               Agenda Number:  701437774
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1900N101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Jan-2008
        ISIN:  GB0007365546
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed acquisition [the Acquisition]        Mgmt          For                            For
       by the Company of the entire issued and to
       be issued ordinary share capital of Alfred
       McAlpine Plc to be effected pursuant to a Scheme
       of Arrangement [the Scheme] under section 425
       of the Companies Act 1985 between Alfred McAlpine
       and the holders of the Scheme Shares [as specified],
       or on such other terms [which are not materially
       different to the terms of the scheme as specified
       in the Scheme document but which may include
       an acquisition implemented by way of takeover
       offer pursuant to Section 974 of the Companies
       Act 2006] and subject to such other conditions
       as may be approved by the Directors of the
       Company [the Board] [or any duly authorized
       Committee thereof] and authorize the Directors
       of the Company [the Board] [or any duly authorized
       Committee thereof] to bind the Company to the
       Scheme in its original or in any modified or
       amended form [such modifications or amendments
       not being of a material nature] if approved
       by them and to take all necessary or appropriate
       steps to complete or to procure the completion
       of the Acquisition and give effect give effect
       thereto with such modifications, variations,
       revisions, waivers or amendments [not being
       modifications, variations, revisions, waivers
       or amendments which are of a material nature]
       as the Board or any duly authorized Committee
       thereof may deem necessary, expedient or appropriate;
       and subject to and conditional upon the acquisition
       becoming or being declared unconditional [save
       for any conditions relating to i] the delivery
       of the orders of the High Court of Justice
       in England and Wales sanctioning the scheme
       and confirming the reduction of capital in
       Alfred McAlpine to the Registrar of Companies
       in England and Wales [the Court Sanction],
       ii] registration of such orders by the Registrar
       of Companies in England and Wales [registration],
       and iii] the admission of the ordinary shares
       of 50 pence each in the Company to be issued
       pursuant to the Acquisition becoming effective
       in accordance with the Listing Rules, or as
       appropriate, the UK Listing authority and the
       London Stock Exchange agreeing to admit such
       shares to the Official List and to trading
       on the main market of the London Stock Exchange
       respectively [Admission]], and approve to increase
       the authorized share capital of the Company
       from GBP 211,500,000 to GBP 262,500,000 by
       the creation of a further 102,000,000 ordinary
       shares of nominal value of 50 pence each in
       the Company; and authorize the Board subject
       to conditional upon the acquisition becoming
       or being declared unconditional [save for any
       conditions relating to the Court sanction,
       registration or admission], pursuant to section
       80 of the Companies Act 1985 [in addition to
       the authority conferred on it on 09 MAY 2007]
       to exercise all powers of the Company to allot
       relevant securities [as specified in the said
       section 80] up to an aggregate nominal amount
       of GBP 56,838,755; [Authority expires on 14
       JAN 2009]; save that the Company may before
       such expiry make an offer or agreement which
       would or might require relevant securities
       to be allotted after such expiry and the Board
       may allot relevant securities in pursuance
       of such an offer or agreement as if the authority
       conferred hereby had not expired




--------------------------------------------------------------------------------------------------------------------------
 CARILLION PLC                                                                               Agenda Number:  701531065
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1900N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0007365546
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 31 DEC 2007               Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports

2.     Approve the remuneration report for the YE 31DEC          Mgmt          For                            For
       2007

3.     Elect Mr. David Stuart Hurcomb as a Director              Mgmt          For                            For

4.     Re-elect Mr. Philip Graham Rogerson as a Director         Mgmt          For                            For

5.     Re-elect Mr. David Noel Christopher Garman as             Mgmt          For                            For
       a Director

6.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company, until the conclusion of the next
       general meeting at which accounts are laid
       before the Company

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of KMPG Audit Plc as the Auditor for the period
       of appointment

8.     Declare a final dividend of 7.5 pence per share           Mgmt          For                            For
       on the ordinary shares

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities, to allot securities
       set out in Article 9 of the Company's Articles
       of Association be given to the Directors for
       the period expiring 5 years after the date
       of the passing of this resolution and that
       for such period the Section 80 amount shall
       be GBP 65,698,660

10.    Authorize, in accordance with section 366 of              Mgmt          For                            For
       the companies Act 2006[the Act], the Company,
       and each Company which is or becomes its subsidiary
       during the period to which this resolution
       relates; to make political donations to political
       parties not exceeding GBP 100,000 in total:
       to make political donations to political parties
       to political organization other than political
       parties not exceeding GBP 100,000 in total;
       and/or incur political expenditure not exceeding
       GBP 100,000 in total the total aggregate amount
       shall not in any case exceed GBP 100,000 for
       the purposes of this Resolution, the terms
       political donation, political parties political
       organization and political expenditure by Sections
       363 to 365 [Authority expires during the period
       commencing on the date of the AGM and ending
       on the date of the Company's next AGM of if
       earlier, 07 MAY 2009]

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 9.3 of the Company's Article of Association
       to allot equity security and sell treasury
       shares for cash as if Section 89(1) of the
       Companies Act 1985 did not apply to the allotment
       or sale for the period referred to in Resolution
       9 for this purpose the Section 89 amount shall
       be GBP 9,854,799

S.12   Authorize the Company, in accordance of the               Mgmt          For                            For
       Companies Act 1985, to make market purchases
       [Section 163(3)] of up to 39,419,196 ordinary
       shares of 50p each in the capital of the Company,
       at a minimum price of 50p and not more than
       105% above the average market value for such
       shares derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       preceding the date of purchase; [Authority
       expires at the conclusion of the AGM of the
       Company held after the date on which this resolution
       is passed or 15 months] the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Adopt the Article of Association, as specified,           Mgmt          Against                        Against
       as Articles of Association of the Company in
       substitution for, and to the exclusion of,
       the existing Articles of Association, for the
       avoidance of doubt, any authorization given
       to the Directors pursuant to Resolution 9 and
       11 set out in the notice of the meeting shall
       remain in force and shall not effected by the
       adoption of the new Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 CASCADES INC                                                                                Agenda Number:  701521874
--------------------------------------------------------------------------------------------------------------------------
    Security:  146900105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA1469001053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Bernard Lemaire as a Director                   Mgmt          For                            For

1.2    Elect Mr. Laurent Lemaire as a Director                   Mgmt          For                            For

1.3    Elect Mr. Alain Lemaire as a Director                     Mgmt          For                            For

1.4    Elect Mr. Martin P. Pelletier as a Director               Mgmt          For                            For

1.5    Elect Mr. Paul R. Bannerman as a Director                 Mgmt          For                            For

1.6    Elect Mr. Andre Desaulniers as a Director                 Mgmt          For                            For

1.7    Elect Mr. Louis Garneau as a Director                     Mgmt          For                            For

1.8    Elect Mr. Sylvie Lemaire as a Director                    Mgmt          Against                        Against

1.9    Elect Mr. Michel Desbiens as a Director                   Mgmt          For                            For

1.10   Elect Mr. Laurent Verreault as a Director                 Mgmt          For                            For

1.11   Elect Mr. Robert Chevrier as a Director                   Mgmt          For                            For

1.12   Elect Mr. David Mcausland as a Director                   Mgmt          For                            For

1.13   Elect Mr. James B.C. Doak as a Director                   Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP/S.R.L/S.E.N.C.R.L      Mgmt          For                            For
       as the Auditors

3.     Ratify the By-Law No. 2008-1                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CASTELLUM AB, GOTHENBURG                                                                    Agenda Number:  701466939
--------------------------------------------------------------------------------------------------------------------------
    Security:  W2084X107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  SE0000379190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Elect Mr. Claes Beyer to preside as the Chairman          Mgmt          For                            For
       of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve whether or not the general meeting has            Mgmt          For                            For
       been duly convened

6.     Receive the annual accounts and the audit report          Mgmt          For                            For
       as well as the Group accounts and the Group
       audit report; presentation by the Chairman
       of the Board of Directors and the Managing
       Director

7.     Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and the consolidated balance sheet

8.     Appprove the allocation of the Company's profit           Mgmt          For                            For
       in accordance with the adopted balance sheet
       [distribution of SEK 3 per share]

9.     Grant discharge from liability towards the Company        Mgmt          For                            For
       in respect of the Members of the Board of Directors
       and the Managing Director

10.    Receive the Election Committee's report on its            Mgmt          For                            For
       work

11.    Approve the number of the Members of the Board            Mgmt          For                            For
       of Directors to be set at 7

12.    Approve to increase the current level of remuneration     Mgmt          For                            For
       to the Members of the Board of Directors by
       SEK 140,000 to SEK 1,740,000, out of which
       SEK 450,000 should be allocated to the Chairman
       of the Board of Directors and SEK 215,000 to
       each of the remaining Members of the Board
       of Directors; the amounts include compensation
       for committee work

13.    Re-elect Messrs. Jan Kvarnstrom, Per Berggren,            Mgmt          For                            For
       Marianne Dicander Alexandersson, Ulla-Britt
       Frajdin-Hellqvist, Christer Jacobson and Goran
       Linden and Mats Wappling as the Members of
       the Board of Directors and Mr. Jan Kvarnstrom
       as the Chairman of the Board of Directors

14.    Appoint a new election committee in preparation           Mgmt          For                            For
       for the AGM to be held in 2009, in accordance
       with the previously applied model, as specified

15.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Members of the Executive Management
       of the Company

16.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       on 1 or several occasions the Company's own
       shares provided that the Company will at no
       time hold more than 10% of the total shares
       in the Company and to transfer the number of
       own shares held at the time, with deviation
       from the shareholders' preferential rights;
       [Authority expires at the next AGM]




--------------------------------------------------------------------------------------------------------------------------
 CATLIN GROUP LTD                                                                            Agenda Number:  701536899
--------------------------------------------------------------------------------------------------------------------------
    Security:  G196F1100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BMG196F11004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Approve the Directors' remuneration report as             Mgmt          Against                        Against
       specified of the Company's 2007 annual report
       and accounts

3.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, until the conclusion
       of the next meeting of the Company at which
       the statutory accounts are laid

4.     Authorize the Board to establish the Auditors'            Mgmt          For                            For
       remuneration

5.     Declare a final dividend for the YE 31 DEC 2007of         Mgmt          For                            For
       17 pence [33.8 cents] per common share payable
       on 23 May 2008 to all shareholders on the share
       register at the close of business on 25 APR
       2008;

6.     Re-elect Sir. Graham Heame as a Director of               Mgmt          For                            For
       the Company, who retires by rotation

7.     Re-elect Mr. Alan Bossin as a Director of the             Mgmt          For                            For
       Company, who reties by rotation

8.     Re-elect Mr. Michael Elsenson as a Director               Mgmt          For                            For
       of the Company, who reties by rotation

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       the Company's Bye-laws and the Bermuda Companies
       Act [1981], to allot relevant securities in
       the Company [within the meaning of Bye-Laws
       5.3 of the Company's Bye-Laws] up to a further
       aggregate nominal amount of USD 844,732; [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

10.    Approve and adpot the option scheme ["the UK              Mgmt          For                            For
       sharesave Scheme"] the principal features of
       which are summarised 17 MAR 2008 as specified
       and authorize the Directors of the Company
       to make such alteration or addition to the
       UK sharsace Scheme as may be necessary in order
       to benefit the administration of the UK sharesave
       scheme at any time

11.    Approve and adopt the rules of the catlin group           Mgmt          For                            For
       limited US employees stock purchase plan ["the
       US ESSPP"], the principal features of which
       are summarized 17 MAR 2008 as specifed and
       authorize the Directors of the Company to make
       such amendments to the US ESPP as may be necessary
       to comply with Section 423 of the internal
       revenue code and to do all things necessary
       or expedient to carry the US ESPP into effect
       to make such alteration or addition to the
       US ESPP as may be necessary in order to benefit
       the administration of the US ESPP at any time

12.    Amend the rule 4.1 of the Company Performance             Mgmt          For                            For
       Share Plan[PSP] as specified

S.13   Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the passing of Resolution 9 and as if
       By-law 6 of the Bye-laws [pre-emption rights]
       did not apply and if relevant, to sell the
       shares in the Company for cash if immediately
       before the sale such shares held by the Company
       as the treasury shares, as if By-laws 6 did
       not apply provided that such authorization
       shall be limited to the allotment of relevant
       securities or sale of treasury shares: i) in
       connection with a rights issue or other, in
       favor of ordinary shareholders; and ii) up
       to an aggregate nominal amount of USD 126,710;
       [Authority expires at the earlier of the end
       of the next AGM or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, pursuant to Bermuda Companies      Mgmt          For                            For
       Act Section 42A, to make market purchases,
       of up to 25,341,959 [10% of the issued share
       capital], of USD 0.01 each of any of its common
       shares, at a minimum price of USD 0.01 and
       an amount equal to 105% of the average of the
       closing middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days immediately
       preceding the date of purchase; [Authority
       expires on 13 MAY 2009]; and the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 CATTLES PLC, BATLEY WEST YORKSHIRE                                                          Agenda Number:  701529882
--------------------------------------------------------------------------------------------------------------------------
    Security:  G19684102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB0001803666
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report, the audited financial      Mgmt          For                            For
       statements and the Auditors' report in respect
       of the YE 31 DEC 2007

2.     Declare the proposed final dividend                       Mgmt          For                            For

3.A    Re-appoint Mr. D.J. Postings as a Director                Mgmt          For                            For

3.B    Re-elect Mr. D.A. Haxby as a Director                     Mgmt          For                            For

3.C    Re-elect Mr. M.W.G. Collins as a Director                 Mgmt          For                            For

3.D    Re-elect Mr. M.A. Young as a Director                     Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors

5.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

6.     Approve the Directors remuneration report                 Mgmt          For                            For

7.     Approve to renew the Directors' authority to              Mgmt          For                            For
       exercise all the powers of the Company to allot
       relevant securities within the meaning of the
       Companies Act 1985

S.8    Approve to renew the Directors' powers to allot           Mgmt          For                            For
       equity securities pursuant to Section 95 of
       the Companies Act 1985

S.9    Approve to renew the Company's authority to               Mgmt          For                            For
       make market purchases of its ordinary shares
       for the purposes of Section 166 of the Companies
       Act 1985

S.10   Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CATTLES PLC, BATLEY WEST YORKSHIRE                                                          Agenda Number:  701559114
--------------------------------------------------------------------------------------------------------------------------
    Security:  G19684102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB0001803666
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share capital of the Company be               Mgmt          For                            For
       increased for GBP 50,000,000 divided into 500,000,000
       ordinary shares of 10 pence each, to GBP 70,000,000
       divided in 700,000,000 ordinary shares of 10
       pence by the creation of an additional 200,000,000
       ordinary shares of 10 pence each; and Authorize
       the Directors for the purpose of Section 80
       of the Companies Act 1985[the Act] to exercise
       all the powers of the company to allot relevant
       securities[within the meaning of Section 80(2)
       of the Act] upto an aggregate nominal amount
       equal to GBP 16,326,214.20 in connection with
       the rights issue[as specified] [Authority shall
       expire 31 DEC 2008]; and the Directors may
       allot equity securities in pursuance of that
       offer or agreement made prior to such expiry,
       the authority granted by this resolution shall
       be in addition, and without prejudice, to all
       existing authorities to allot relevant securities
       previously granted to the directors




--------------------------------------------------------------------------------------------------------------------------
 CAWACHI LIMITED                                                                             Agenda Number:  701598293
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0535K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2008
        ISIN:  JP3226450009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CEMENTIR HOLDING S.P.A                                                                      Agenda Number:  701430061
--------------------------------------------------------------------------------------------------------------------------
    Security:  T27468171                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-Jan-2008
        ISIN:  IT0003126783
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 JAN 2008 AT 12:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

E.1    Approve to change the Company's name and amend            Mgmt          For                            For
       the Article of the Company

E.2    Appoint the Honorary Chairman                             Mgmt          For                            For

E.3    Approve to increase the capital as to the Incentive       Mgmt          For                            For
       Bonus Scheme and amend the Article of the Company

O.1    Ratify the appointment of the Director; any               Mgmt          For                            For
       adjournment thereof

O.2    Appoint 2 Directors; any adjournment thereof              Mgmt          For                            For

O.3    Appoint the Honorary Chairman; any adjournment            Mgmt          For                            For
       thereof

O.4    Approve the Incentive Bonus Scheme                        Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 CEMENTIR HOLDING S.P.A                                                                      Agenda Number:  701511823
--------------------------------------------------------------------------------------------------------------------------
    Security:  T27468171                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  IT0003126783
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements at 31 DEC 2007,          Mgmt          For                            For
       report of the Board of Directors, report of
       the Board of Auditors and report of the auditing
       Company, inherent and consequent deliberation,
       the consolidated balance sheet of the Group
       at 31 DEC 2007 and relative reports, inherent
       and consequent deliberations

2.     Appoint the Board of Auditors for the 3-year              Mgmt          For                            For
       period 2008-2010 and approe to determine the
       relative remunerations, inherent and consequent
       deliberation

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 APR 2008 AT 16:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CEMENTOS PORTLAND VALDERRIVAS SA, PAMPLONA                                                  Agenda Number:  701557437
--------------------------------------------------------------------------------------------------------------------------
    Security:  E2801G106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  ES0117390411
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 MAY 2008 AT 5.00 PM CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       for the Company and the group for the period
       2007

2.     Approve the application of the 2007 profits               Mgmt          For                            For

3.     Approve to modify the Article 27 of the ByLaws            Mgmt          For                            For
       concerning the duration of Board Membership

4.1    Appoint Mr. Don Gust Avo Villapalos Salas as              Mgmt          For                            For
       a Independent Director for a 2 year period

4.2    Appoint Mr. Don Luis Chicharro Ortega as a Independent    Mgmt          Against                        Against
       Director for a 2 year period

4.3.1  Re-appoint Mr. Cartera Navarra, Sociedad Anonima          Mgmt          For                            For
       as a independent External Director for a 2
       year period

4.3.2  Appoint Mr. Don Jaime De Marichalar Y Saenz               Mgmt          For                            For
       De Tejada, Duke Of Lugo, Como as a independent
       External Director

4.3.3  Appoint Mr. Don Jose Ignacio Martinez Ynzenga             Mgmt          Against                        Against
       Canovas Del Castillo as a Executive Director

4.3.4  Appoint Mr. Don Rafael Martinez Ynzenga Canovas           Mgmt          Against                        Against
       Del Castillo as a External Director

4.3.5  Appoint Mr. Dona Concha Sierra Ordonez as a               Mgmt          Against                        Against
       Independent External Director

4.3.6  Appoint Mr. Don Vicente Ynzenga Martinez Daban            Mgmt          Against                        Against
       as a Executive Director

5.     Authorize the Company, to derivative acquisition          Mgmt          For                            For
       of own shares, and acquisition of shares of
       Cementos Portland Valderrivas, Sociedad a Nonima,
       by its subsidiaries with in the limit and requirement
       of Section 75 and the Spanish Limited Companies
       Act, Ley De Sociedades Anonimas

6.     Appoint the Auditors for the Company and its              Mgmt          For                            For
       consolidated Group

7.     Authorize the Chairman and the secretary of               Mgmt          For                            For
       the Board to execute and record those agreements
       adopted by the genearl meeting that are to
       be filed with the registar of Companies, to
       make any necessary rectifiactions and to deposit
       the individual and consolidated accounts with
       the relevant bodies

8.     Approve the minutes of the Sections 113 or 114            Mgmt          For                            For
       as the case may be, of the Spanish Limited
       Companies Act

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 469730 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CENTENNIAL COAL COMPANY LTD                                                                 Agenda Number:  701401440
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2173Y104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000CEY1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial report and the            Non-Voting
       reports of the Directors' and the Auditors'
       for the YE 30 JUN 2007

2.     Re-elect Ms. Catherine M. Brenner as a Director           Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Clause 13.4.1 of the Company's
       Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

4.     Approve and ratify, for all purposes including            Mgmt          For                            For
       pursuant to ASX Listing Rule 7.4, the issue
       of ordinary shares upon conversion of AUD 165
       million Convertible Notes [equivalent to 45,008,183
       ordinary shares] to the persons and on the
       terms set out as specified

5.     Approve, following the reduction of the share             Mgmt          For                            For
       capital account of the Company, for all other
       purposes including the purposes of Section
       256(1) of the Corporations Act: a reduction
       of the share capital of the Company by up to
       AUD 2.00 for each fully paid ordinary share
       on issue on the record date [Record Date] to
       be set by the Directors of the Company for
       this purpose, but without any cancellation
       of any issued share; and with the reduction
       in respect of each ordinary share being effected
       and satisfied by the Company paying to the
       holders of ordinary shares as at the record
       date the sum of up to AUD 2.00 for each ordinary
       fully paid share at the record date, with the
       payment to be effected at a time determined
       by the Directors of the Company and in the
       manner provided at that time by the Constitution
       of the Company for the payment of dividends
       or otherwise [Payment Date], subject to the
       following occurring within the 2008 financial
       year: (i) the Company receiving a Class Ruling
       from the Australian Taxation Office [ATO] in
       a form acceptable to the Directors; (ii) having
       regard to the Class Ruling, the Directors determining
       the amount of the capital return per ordinary
       share [but not to exceed AUD 2.00 per ordinary
       share]; and (iii) the Directors determining
       to proceed and causing an announcement to be
       made to the ASX, including the following: the
       amount of the capital return per ordinary share
       [but not to exceed AUD 2.00 per ordinary share],
       the Record Date and the Payment Date

6.     Adopt the Centennial Coal Performance Share               Mgmt          For                            For
       & Option Plan as specified and approve the
       issue of options, shares rights and shares
       under it for all purposes, including as an
       exception to Listing Rule 7.1

7.     Adopt the Centennial Coal Deferred Employee               Mgmt          For                            For
       Share Plan as specified and approve the issue
       of shares under it for all purposes, including
       as an exception to Listing Rule 7.1

8.     Approve, for all purposes including pursuant              Mgmt          For                            For
       to Listing Rule 10.14, the acquisition of 950,000
       Shares Rights and 1,900,000 options under the
       Centennial Coal Performance Share & Option
       Plan by Mr. Robert Graham Cameron, the Company's
       Managing Director [and the issue of those options
       and share rights and of shares upon their exercise],
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CENTERRA GOLD INC                                                                           Agenda Number:  701536522
--------------------------------------------------------------------------------------------------------------------------
    Security:  152006102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA1520061021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Ian G. Austin as a Director                     Mgmt          For                            For

1.2    Elect Mr. Almazbek S. Djakypov as a Director              Mgmt          For                            For

1.3    Elect Mr. O. Kim Goheen as a Director                     Mgmt          For                            For

1.4    Elect Mr. Leonard A. Homeniuk as a Director               Mgmt          For                            For

1.5    Elect Mr. Patrick M. James as a Director                  Mgmt          For                            For

1.6    Elect Mr. Sheryl K. Pressler as a Director                Mgmt          For                            For

1.7    Elect Mr. Terry V. Rogers as a Director                   Mgmt          For                            For

1.8    Elect Mr. Josef Spross as a Director                      Mgmt          For                            For

1.9    Elect Mr. Bruce V. Walter as a Director                   Mgmt          For                            For

1.10   Elect Mr. Anthony J. Webb as a Director                   Mgmt          For                            For

2.     Appoint of KPMG LLP as the Auditors of the Corporation    Mgmt          For                            For
       and authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL FINANCE CO.,LTD.                                                                    Agenda Number:  701634392
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05460100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3425800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Legal Reserve, Approve               Mgmt          For                            For
       Appropriation of Retained         Earnings

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL GLASS CO.,LTD.                                                                      Agenda Number:  701613209
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05502109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3425000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTRO PROPERTIES GROUP                                                                     Agenda Number:  701366482
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2226X103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  AU000000CNP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and consider the financial reports of             Non-Voting
       Centro Properties Group [comprising the Company
       and the Trust] and the reports of the Directors
       and the Auditor for the YE 30 JUN 2007

O.2.a  Re-elect Mr. Brian Healey as Director, who retires        Mgmt          Against                        Against
       by rotation in accordance with Rule 9.1(d)
       of the Company's Constitution

O.2.b  Re-elect Mr. Graham Goldie as Director, who               Mgmt          For                            For
       retires by rotation in accordance with Rule
       9.1(d) of the Company's Constitution

O.2.C  Re-elect Mr. Jim Hall as Director, who retires            Mgmt          Against                        Against
       by rotation in accordance with Rule 9.1(d)
       of the Company's Constitution

O.3    Adopt the remuneration report for the Company             Mgmt          For                            For
       for the FYE 30 JUN 2007

o.4    Approve to increase the maximum aggregate remuneration    Mgmt          For                            For
       which may be paid each year by the Company
       to its Non-executive Directors under Rule 9.3(a)
       of the Constitution of the Company to AUD 2,250,000
       with effect from 01 JUL 2007 [excluding any
       remuneration for extra services or special
       exertions determined by the Directors under
       Rule 9.3(f) of the Constitution be paid in
       addition to any remuneration under Rule 9.3(a)
       of the Constitution]




--------------------------------------------------------------------------------------------------------------------------
 CEREBOS PACIFIC LTD                                                                         Agenda Number:  701444349
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1256B107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jan-2008
        ISIN:  SG1M85907533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the YE 30 SEP 2007

2.     Declare a 1st and final dividend of 6 cents               Mgmt          For                            For
       per share [tax exempt one-tier] and a bonus
       dividend of 19 cents per share [tax exempt
       one-tier] in respect of the FYE 30 SEP 2007

3.a    Re-elect Mr. Teo Chiang Long as a Director,               Mgmt          For                            For
       who retires by rotation

3.b    Re-elect Mr. Lucien Wong Yuen Kuai as a Director,         Mgmt          For                            For
       who retires by rotation

3.c    Re-elect Mr. Hideo Tsujimura as a Director,               Mgmt          Against                        Against
       who retires by rotation

4.     Approve the re-appointment, pursuant to Section           Mgmt          For                            For
       153(6) of the Companies Act, Chapter 50, of
       Mr. Raja. M. Alias as a Director of the Company,
       until the next AGM

5.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 411,863 for the YE 30 SEP 2007

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

7.a    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       [SGX-ST], to issue shares and convertible securities
       in the capital of the Company [whether by way
       of rights, bonus or otherwise or in pursuance
       of any offer, agreement or option made or granted
       by the Directors during the continuance of
       this authority which would or might require
       shares or convertible securities to be issued
       during the continuance of this authority or
       thereafter] at any time to such persons and
       upon such terms and conditions and for such
       purposes as the Directors may in their absolute
       discretion deem fit [not withstanding issue
       of shares pursuant to the offer, agreement
       or option or the conversion of the convertible
       securities may occur after the expiration of
       the authority contained in this resolution],
       the aggregate number of shares and convertible
       securities to be issued pursuant to this resolution
       shall not exceed 50% of the issued share capital
       of the Company, and provided further that where
       Members of the Company with registered addresses
       in Singapore are not given an opportunity to
       participate in the same on a pro rata basis,
       then the shares and convertible securities
       to be issued under such circumstances shall
       not exceed 20% of this issued share capital
       of the Company, and for the purpose of this
       resolution, the percentage of issued share
       capital shall be based on the Company's issued
       share capital at the time this resolution is
       passed [after adjusting for new shares arising
       from the conversion or exercise of convertible
       securities; new shares arising from exercise
       share options or vesting of share awards outstanding
       or subsisting at the time this resolution is
       passed, provided the options or awards were
       granted in compliance with the Listing Manual
       of the SGX-ST; and any subsequent consolidation
       or subdivision of shares]; and [Authority expires
       the earlier of the conclusion of next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

7.b    Authorize the Directors of the Company, to offer          Mgmt          Against                        Against
       and grant options in accordance with the provisions
       of the Cerebos Pacific Limited 1998 Executives'
       Share Option Scheme approved by share holders
       in general meeting on 28 MAY 1998, amended
       by shareholders in general meeting on 03 MAR
       2000 and amended by the Company on 07 FEB 2005
       and 14 AUG 2006, and as may be amended further
       from time to time [the 1998 Scheme], and pursuant
       to Section 161 of the Companies Act, Chapter
       50, to allot and issue from time to time such
       number of shares in the Company as may be required
       to be issued and pursuant to the exercise of
       the options under the 1998 Scheme [not withstanding
       that such allotment and issue may occur after
       the conclusion of the next or any ensuring
       AGM of the Company], provided always that the
       aggregate number of shares to be issued pursuant
       to the 1998 Scheme shall not exceed 5% of the
       issued share capital of the Company for the
       time being

8.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CEREBOS PACIFIC LTD                                                                         Agenda Number:  701444387
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1256B107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Jan-2008
        ISIN:  SG1M85907533
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the rules of the Cerebos Pacific Limited            Mgmt          For                            For
       1998 Executive Share Option Scheme as specified

2.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       Associated Companies [the Group or CPL Group],
       for the purposes of Chapter 9 [Chapter 9] of
       the Listing Manual of the Singapore Exchange
       Securities Trading Limited [SGX-ST], that are
       entities at risk, as specified, to enter into
       any of the transactions falling within the
       categories of interested person transactions,
       as specified, provided that such transactions
       are carried out in the normal course of business,
       at arm's length and on normal commercial terms
       and in accordance with the guidelines of the
       Company for such interested person transactions
       as specified; [Authority expires until the
       next AGM of the Company]; and authorize the
       Directors of the Company to complete and to
       do all such acts and things [including executing
       such documents as may be required] as they
       consider expedient or necessary or in the interest
       of the Company to give effect to the shareholders'
       mandate and/or this resolution 2




--------------------------------------------------------------------------------------------------------------------------
 CERMAQ ASA                                                                                  Agenda Number:  701567933
--------------------------------------------------------------------------------------------------------------------------
    Security:  R1536Z104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  NO0010003882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board, registration of the attending shareholders

2.     Elect 1 person to sign the minutes together               Mgmt          For                            For
       with the Chairman of the meeting

3.     Approve the notice of the meeting and the proposed        Mgmt          For                            For
       agenda

4.     Approve the annual accounts and the Board's               Mgmt          For                            For
       annual report for 2007, hereunder the group
       accounts, group contribution and allocation
       of the annual result

5.     Approve the Board's statement as to salaries              Mgmt          For                            For
       and other remuneration of the Senior Management

6.     Approve the Power of Attorney to acquire own              Mgmt          For                            For
       shares

7.     Approve the Auditor's remuneration                        Mgmt          For                            For

8.     Approve the remuneration to the Directors of              Mgmt          For                            For
       the Board and the Members of the Election Committee

9.     Elect a New Director of the Board                         Mgmt          For                            For

10.    Elect the New Members to the Election Committee           Mgmt          For                            For

11.    Approve the proposals received                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CHALLENGER FINANCIAL SERVICES GROUP LTD                                                     Agenda Number:  701368373
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q22685103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  AU000000CGF5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for all purposes, including under ASX            Mgmt          For                            For
       Listing Rule 7.4, the agreement to issue 57,142,857
       options to Colony Marlin-Holdings, LLC or its
       nominated affiliates

2.     Approve, for all purposes, including under ASX            Mgmt          For                            For
       Listing Rule 7.1, the issue of 40,000,000 fully
       paid ordinary shares in the capital of the
       Company at the issue price of AUD 5.20 per
       share to The Bank of Tokyo-Mitsubishi UFJ,
       Ltd and Mitsubishi UFJ Securities Co. Ltd or
       their nominated affiliates

3.     Approve the issue of 4,000,000 options to Mr.             Mgmt          Against                        Against
       Michael Tilley under the Challenger Performance
       Plan for all purposes under the Corporations
       Act and the ASX Listing Rules




--------------------------------------------------------------------------------------------------------------------------
 CHALLENGER FINANCIAL SERVICES GROUP LTD                                                     Agenda Number:  701390053
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q22685103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000CGF5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Independent Auditor's report
       for the Company and its controlled entities
       for the FYE 30 JUN 2007

2.     Re-elect Mr. Peter Polson as a Director of Challenger,    Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 6.1 of the Constitution of the Company

3.     Re-elect Mr. Graham Cubbin as a Director of               Mgmt          For                            For
       Challenger, who retires by rotation in accordance
       with Clause 6.1 of the Constitution of the
       Company

4.     Re-elect Mr. Russell Hooper as a Director of              Mgmt          For                            For
       Challenger, who retires by rotation in accordance
       with Clause 6.1 of the Constitution of the
       Company

5.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

6.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of remuneration available to be paid to the
       Non-Executive Directors by AUD 500,000 per
       annum from AUD 1,500,000 per annum to AUD 2,000,000
       per annum

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and Listing Rules of ASX Limited, including
       the purposes of Listing Rule 7.2 [exception
       9], the equity-based reward plan called the
       Challenger Performance Plan for the provision
       of long term incentives to the Executive Directors,
       the Executives and the employees of Challenger
       and its subsidiaries and the granting of options
       in accordance with the terms of the Challenger
       Performance Plan as specified

8.     Approve the issue of 15,575,000 options to participants   Mgmt          For                            For
       under the Challenger Performance Plan, including
       under the ASX Listing Rule 7.4 as specified




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701444173
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1292D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Feb-2008
        ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, pursuant to Clause 15.2.3 of the trust             Mgmt          For                            For
       deed constituting Champion REIT dated 26 APR
       2006 [as supplemented by a first supplemental
       deed dated 05 DEC 2006] [the 'Trust Deed']
       entered into between Eagle Asset Management
       [CP] Limited, as the Manager [the 'REIT Manager']
       of Champion REIT, and HSBC Institutional Trust
       Services [Asia] Limited, as Trustee of Champion
       REIT [the 'Trustee'], the investment strategy
       of Champion REIT so as not to contain any geographical
       restrictions; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in sub-paragraph [a] of this
       Resolution

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.1.6(iii) of the Trust Deed by
       deleting the words 'For the purposes of this
       Clause 7.1.6, and Clauses 7.2.2 and 7.2.3:'
       and replacing the same by For the purposes
       of Clauses 7.1.6, 7.1.7, 7.2.2 and 7.2.3; pursuant
       to Clause 31.1 of the Trust Deed, Clause 7.1.7
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; pursuant
       to Clause 31.1 of the Trust Deed, Clause 1.1
       of the Trust Deed by inserting the specified
       definition of 'Excluded Associate' immediately
       after the definition of 'Duties and Charges';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 1.1, 7.1.6(iii) and
       7.1.7 of the Trust Deed

S.3    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.2.2 of the Trust Deed to be
       deleted in its entirety and replaced with the
       text as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each, to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the above
       amendment in relation to Clause 7.2.2 of the
       Trust Deed

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 7.2.3 of the Trust Deed to be
       amended by inserting the specified new paragraph
       immediately after Clause 7.2.3(b) of the Trust
       Deed; and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 7.2.3 of the Trust Deed

S.5    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 2.4.6 of the Trust Deed to be
       amended by adding the words 'and all other
       fees, costs and expenses [including costs and
       expenses incurred in respect of roadshows,
       press conferences, luncheons, presentations,
       and other public relations-related fees, costs
       or expenses and fees for public relations consultants
       and Unit/Convertible Instrument issuance-related
       expenses] in connection with any offering or
       issue of Units or Convertible Instruments'
       after the words 'under Clause 7'; pursuant
       to Clause 31.1 of the Trust Deed, Clause 2.4.13
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified; and
       authorize the REIT Manager, any Director of
       the REIT Manager and the Trustee each, to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 2.4.6 and 2.4.13 of
       the Trust Deed

S.6    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 20.6.1 of the Trust Deed to be
       amended by deleting the sentence 'The Manager
       shall also arrange for the Auditors to review
       and check its calculation under this Clause
       20 of the Distribution Entitlement of each
       Holder in respect of each Distribution Period
       and to issue a confirmation letter to the Trustee'
       and replacing such sentence with 'The Manager
       shall also arrange for the Auditors to review
       and check the calculation of the distribution
       entitlement of each Holder in respect of each
       distribution period and to issue a confirmation
       letter regarding such review and verification
       to the Manager, who will then provide a copy
       of such confirmation letter to the Trustee';
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 20.6.1 of the Trust Deed

S.7    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 6.5.2 of the Trust Deed by adding
       the words 'or by such other publication method
       as may be required or permitted by the Code
       or the SFC from time to time' after the words
       'such notice may be given by way of public
       advertisement in at least 1 English language
       newspaper in Hong Kong and 1 Chinese language
       newspaper in Hong Kong'; pursuant to Clause
       31.1 of the Trust Deed, Clause 24.3 of the
       Trust Deed to be amended by inserting the specified
       new paragraph immediately after Clause 24.3.4;
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each, to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 6.5.2 and 24.3 of the
       Trust Deed

S.8    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Clause 6.5.2 of the Trust Deed by replacing
       the words 'The Registrar' with the words 'The
       Manager' immediately before the words 'shall
       give not less than 14 days' prior notice to
       the SEHK and the Holders in the event that
       the Register is closed during any Business
       Day'; pursuant to Clause 31.1 of the Trust
       Deed, Clause 15.6.1(iii) of the Trust Deed
       to be amended by replacing the words 'Clause
       8' with the words 'Clause 18' at end of the
       said clause; pursuant to Clause 31.1 of the
       Trust Deed, Clause 24.6 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each, to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the above amendments in relation to Clauses
       6.5.2,15.6.1(iii) and 24.6 of the Trust Deed




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701463945
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1292D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Mar-2008
        ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition [and the consummation            Mgmt          For                            For
       of the transactions contemplated by the Purchase
       Agreements, including the repayment of the
       existing LP facility] as specified and on the
       terms and conditions set out in each Purchase
       Agreement; the entering into, and performance,
       by the Purchaser of each of the Purchase Agreements;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       purchaser of the Deed of Undertaking and Indemnity;
       pursuant to the Purchase Agreements, the entering
       into at completion, and performance, by the
       Purchaser of the Deeds of Tax Covenant; pursuant
       to the Purchase Agreements, the entering into
       at completion, and performance, by the REIT
       Manager and the Property Manager of the Deed
       of ratification and accession; the issue of
       such number of new Consideration Units to the
       GE holder as may be determined in accordance
       with the Renaissance Purchase Agreement [up
       to an aggregate issue amount of the Consideration
       Units to be issued to the GE holder of HKD
       4,264 million] to finance part of the total
       renaissance consideration at an issue price
       per unit that is equal to the issue price for
       the placement units determined in accordance
       with this resolution, which number shall not
       exceed, when taken together with the number
       of Placement Units to be issued and the total
       number of conversion units that may be issued
       under the 2008 Convertible Bonds [if issued
       on conversion of the 2008 Convertible Bonds
       at the initial conversion price and excluding
       any General Mandate Conversion Units], the
       authorised issue; the issue of the 2008 Convertible
       Bonds for aggregate gross issue proceeds of
       up to HKD 5,200 million, which approval shall
       be deemed to include an approval of: i) the
       actual terms and conditions of the 2008 Convertible
       Bonds, together with any terms and conditions
       which are incidental or ancillary to such terms,
       in each case as may be agreed between the Bond
       Placement Underwriter and the REIT Manager;
       ii) the issue of Conversion Units at an initial
       conversion price to be agreed between the Bond
       Placement Underwriter and the REIT Manager
       at the 2008 Convertible Bonds Placement Pricing
       Date, provided that the initial conversion
       price shall be equal to or greater than the
       closing price of the Units on the Hong Kong
       Stock Exchange at the 2008 Convertible Bonds
       Placement Pricing Date; iii) the issue of:
       1) such number of Conversion Units upon conversion
       of the 2008 Convertible Bonds that, if issued
       at the initial conversion price and excluding
       the General Mandate Conversion Units, and when
       taken together with the number of Consideration
       Units and Placement Units to be issued, will
       not exceed the authorised issue; and 2) any
       Conversion Units in excess of the number of
       Conversion Units referred to in (1) above that,
       when issued upon conversion of the 2008 Convertible
       Bonds, would result from such conversion and
       issue being effected at a conversion price
       other than the initial conversion price following
       any adjustment which may apply under the terms
       of the 2008 Convertible Bonds; and iv) the
       issue of 2008 Convertible Bonds [and any Conversion
       Units to be issued pursuant thereto] to 1 or
       more GE Entities in respect of up to 50% of
       the aggregate gross issue proceeds of the 2008
       Convertible Bonds issued upon completion of
       the bond placement; the issuance of such number
       of new Placement Units as would be required
       to raise aggregate gross issue proceeds of
       up to HKD 4,536 million, at an issue price
       to be determined by agreement between the REIT
       Manager and the Unit Placement Underwriter
       prior to the commencement of the unit placement,
       provided that such issue price will not be
       at a discount of more than 20% to the average
       closing price of the Units on the Hong Kong
       Stock Exchange in the 10 trading days immediately
       prior to the Unit Placement Pricing Date, which
       number will not exceed, when taken together
       with the number of Consideration Units to be
       issued and the total number of Conversion Units
       that may be issued [if issued on conversion
       of the 2008 Convertible Bonds at the Initial
       Conversion Price and excluding any General
       Mandate Conversion Units], the authorised issue;
       the issue of the Subscription Units to the
       GE Placing Company pursuant to the Placing
       and Top-Up Subscription Mechanism, which approval
       shall also be deemed to include an approval
       of the actual terms and conditions of any placing
       and top-up subscription agreement that may
       be entered into between the REIT Manager, the
       Unit Placement Underwriter and 1 or more GE
       Entities [including the GE Placing Company]
       in respect of the Subscription Units; the entering
       into by the Purchaser of, and the consummation
       of the transactions contemplated by, the Deed
       of Amendment of Distribution Entitlement Waiver
       Deed, including the making of the payments
       contemplated thereunder; and the 2008 Continuing
       Connected Party Transactions in accordance
       with the terms and conditions under the relevant
       waiver package, in each case, as specified
       [each of the transactions described in this
       resolution, are hereinafter collectively referred
       to as the Transactions Requiring Approval]
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee severally
       to complete and to do or cause to be done all
       such acts and things [including executing all
       such documents as may be required] as the REIT
       Manager, such Director of the REIT Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interest of
       Champion REIT, to give effect to any and all
       matters in relation to the Transactions Requiring
       Approval generally




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701544555
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1292D109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements of               Mgmt          For                            For
       Champion REIT together with Auditors' report
       for the YE 31 DEC 2007

2.     Approve the payment of distribution for YE 31             Mgmt          For                            For
       DEC 2007

3.     Appoint the Auditors of Champion REIT and approve         Mgmt          For                            For
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHAODA MODERN AGRICULTURE  HLDGS LTD                                                        Agenda Number:  701397348
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2046Q107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  KYG2046Q1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Approve the final dividend for the YE 30 JUN              Mgmt          For                            For
       2007

3.i    Re-elect Mr. Ip Chi Ming as a Director                    Mgmt          Against                        Against

3.ii   Re-elect Dr. Lee Yan as a Director                        Mgmt          Against                        Against

3.iii  Re-elect Ms. Wong Hip Ying as a Director                  Mgmt          Against                        Against

3.Iv   Re-elect Ms. Luan Yue Wen as a Director                   Mgmt          For                            For

3.V    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint Grant Thornton as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

5.A    Authorize the Directors of the Company to purchase,       Mgmt          For                            For
       or otherwise acquire shares, in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by The Stock Exchange of Hong Kong Limited
       and the Securities and Futures Commission of
       Hong Kong for this purpose, subject to and
       in accordance with all applicable laws and
       requirements of the Hong Kong Code on share
       repurchase and the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited [as amended from time to time],
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements, options [including bonds, warrants
       and debentures convertible into shares of the
       Company] and rights of exchange or conversion,
       subject to and in accordance with all applicable
       laws and requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [as amended from time
       to time], during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the issued share capital
       of the Company; otherwise than pursuant to
       a) a rights issue; or b) the exercise of options
       or similar arrangement; or c) the exercise
       of any rights of conversion under any convertible
       bonds, debentures or notes issued by the Company;
       or d) an issue of shares upon the exercise
       of subscription rights attaching to any warrants
       which may be issued by the Company; and or
       e) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and otherwise deal with the shares
       pursuant to Resolution 5.B by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares of the Company
       purchased or otherwise acquired by the Company
       pursuant to Resolution 5.A, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution

5.D    Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of the Stock Exchange granting the listing
       of, and permission to deal in the Bonus shares
       [as specified] to be pursuant to this resolution:
       i] an amount of approximately HKD 2,984,167.60
       standing to the credit of the share premium
       account of the Company be capitalized in accordance
       with the Article 142 of the Articles of Association
       of the Company and authorize the Directors
       of the Company to apply such amount in paying
       up in full at par 29,841,676 new ordinary shares
       of HKD 0.10 each in the capital of the Company
       [the 'Bonus Shares] to be allotted, issued
       and distributed, credited as fully paid, to
       the members of the Company whose names appear
       on the register of the members of the Company
       at the close of business on 28 NOV 2007 on
       the basis of one Bonus Share for every 80 existing
       shares of the Company held [the ''Bonus Issue''];
       the Bonus Shares shall rank pari passu in all
       respects with the then existing issued shares
       of the Company except that they will not be
       entitled to participate in any dividend declared
       or recommended by the Company in respect of
       the FYE 30 JUN 2007; ii] no fractional Bonus
       Shares shall be allotted to members of the
       Company and fractional entitlements [if any]
       will be aggregated and sold for the benefit
       of the Company; and iii] authorize the Directors
       to do all acts and things as may be necessary
       and expedient in connection with or to give
       effect to the Bonus Issue including but not
       limited to the issue of the Bonus Shares and
       adjusting the amount to be capitalized out
       of the share premium account of the Company
       and the number of the Bonus Shares and adjusting
       the amount to be capitalized out of the share
       premium account of the Company and the number
       of the Bonus Shares to be allotted, issued
       and distributed in the manner as specified




--------------------------------------------------------------------------------------------------------------------------
 CHARLES VOEGELE HOLDING AG, FREIENBACH                                                      Agenda Number:  701498253
--------------------------------------------------------------------------------------------------------------------------
    Security:  H1383H117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  CH0006937772
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 449319 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the activity report including annual              Mgmt          For                            For
       report, annual financial statement and consolidated
       financial statement for the FY 2007, reports
       of the Group Auditors and the Statutory Auditors

2.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit

3.     Approve to reduction the share capital and repayment      Mgmt          For                            For
       to the shareholders of a part of the nominal
       value

4.     Amend of the Articles of Incorporation according          Mgmt          For                            For
       to the revised Stock Corporation Law of 16
       DEC 2005

5.     Amend the Articles of Incorporation of Articles           Mgmt          For                            For
       23 and 24

6.     Amend of the Articles of Incorporation: 0.5%              Mgmt          For                            For
       of the total stock holding is required to add
       a new agenda item

7.     Amend the Articles of Incorporation: the reduction        Mgmt          For                            For
       of the term of office of the Members of the
       Board of Directors

8.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and Group Management

9.A    Re-elect Mr. Bernd H.J. Bothe as a Board of               Mgmt          For                            For
       Director

9.B    Re-election Mr. Carlo Voegele as a Board of               Mgmt          For                            For
       Director

10.A   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       Elect Mr. Jan C. Berger as a Member of the
       Board of Directors

10.B   PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       Elect Mr. Hans Ziegler as a Member of the Board
       of Directors

11.    Elect the Auditor and the Group Auditor                   Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHARTER PLC                                                                                 Agenda Number:  701543630
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2067Y104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  GB0001882637
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the report of the Directors      Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend of 12p per ordinary              Mgmt          For                            For
       share

4.     Re-elect Mr. Michael Foster as a Director of              Mgmt          For                            For
       the Company

5.     Re-elect Mr. John Biles as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. John Neill as a Director of the              Mgmt          For                            For
       Company

7.     Elect Mr. Lars Emilson as a Director of the               Mgmt          For                            For
       Company

8.     Re-appoint PricewaterhouseCoopers LLP as Auditors         Mgmt          For                            For

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

10.    Authorize the Company to make political donations         Mgmt          For                            For
       not exceeding GBP 25000

11.    Authorize the Directors to allot the relevant             Mgmt          For                            For
       securities pursuant to Section 80 of the Companies
       Act 1985

S.12   Authorize the Directors pursuant to Section               Mgmt          For                            For
       95 of the Companies Act 1985 to allot equity
       securities

S.13   Authorize the Company pursuant to Section 166             Mgmt          For                            For
       of the Companies Act to make market purchases

S.14   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHARTERED SEMICONDUCTOR MFG LTD                                                             Agenda Number:  701508357
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1297M104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  SG1H23874727
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Audited accounts of the Company for             Mgmt          For                            For
       the YE 31 DEC 2007, including the reports of
       the Directors and the Auditors

2.i    Re-elect Mr. James A. Norling as a Director,              Mgmt          For                            For
       pursuant to the Article 94 of the Company's
       Articles of Association

2.ii   Re-elect Mr. Chia Song Hwee as a Director, pursuant       Mgmt          For                            For
       to the Article 94 of the Company's Articles
       of Association

3.a.i  Re-appoint Mr. Charles E. Thompson as a Director          Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3a.ii  Re-appoint Mr. Andre Borrel as a Director of              Mgmt          For                            For
       the Company, pursuant to Section 153(6) of
       the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3aiii  Re-appoint Mr. Pasquale Pistorio as a Director            Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3a.iv  Re-appoint Mr. Maurizio Ghirga as a Director              Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold such
       office from the date of this AGM until the
       next AGM of the Company

3.b    Approve the retirement of Dr. Tsugio Makimoto,            Mgmt          For                            For
       a Director ceasing to hold office pursuant
       to Section 153(2) of the Companies Act, Chapter
       50

4.     Re-appoint KPMG as the Company's Auditors and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

5.a    Approve the Directors' fees of SGD 569,833 for            Mgmt          For                            For
       the YE 31 DEC 2007, [Directors fees were SGD
       591,000 for the YE 31 DEC 2006]

5.b    Approve the Directors' fees of up to SGD 585,000          Mgmt          For                            For
       for the YE 31 DEC 2008

6.a    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to allot
       and issue shares in the capital of the Company
       to any person on such terms and conditions
       and with such rights or restrictions as they
       may think fit to impose and that such authority
       shall continue in force until the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required Bylaw to be held, whichever is the
       earlier

6.b    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, i) aa)
       create and issue securities [securities including,
       without limitation, warrants or options to
       subscribe for new shares of the Company [new
       shares] or to purchase from the Company other
       securities issued or to be issued by the Company,
       debt securities and securities which are convertible
       into, exchangeable for, or exercisable for,
       new shares or other securities issued or to
       be issued by the Company to any person or persons
       and on such terms and conditions as the Directors
       may think fit to impose; bb) create and issue
       any further securities [further securities]
       as may be required or permitted to be issued
       in accordance with the terms and conditions
       of the securities; and cc) make, enter into
       and/or issue offers, agreements, options, undertakings,
       guarantees and/or indemnities [together referred
       to as agreements] which would or might require
       the issue of new shares or other securities
       by the Company with any person or persons and
       on such terms and conditions as the Directors
       may think fit to impose; ii) aa) such number
       of new shares as may be required or permitted
       to be allotted or issued on the conversion,
       exchange or exercise of the securities, or
       any of them, to the holders of such securities
       on the conversion, exchange or exercise thereof,
       subject to and otherwise in accordance with
       the terms and conditions of the securities;
       bb) on the same basis as paragraph [ii(aa)]
       above, such further new shares as may be required
       to be allotted and issued on the conversion,
       exchange or exercise of any of the further
       securities in accordance with the terms and
       conditions of the further securities; and cc)
       such number of new shares as may be required
       or permitted to be allotted or issued pursuant
       to and otherwise in accordance with the terms
       and conditions of the agreements; iii) take
       such steps, make such amendments to the terms
       and conditions of the securities, the further
       securities and the Agreements and any of them,
       and exercise such discretion as the Directors
       may from time to time deem fit, advisable or
       necessary in connection with all or any of
       the above matters

6.c    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant options in accordance with the provisions
       of the 1999 option plan, as amended and restated,
       and to allot and issue from time to time such
       number of shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of the options under the 1999
       Option Plan, as amended and restated

6.d    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant rights to purchase shares in the
       capital of the Comjpany in accordance with
       the provisions of the Chartered ESPP 2004,
       and to allot and issued from time to time such
       number of shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of fights to purchase shares in
       the capital of the Company under the Chartered
       ESPP 2004

6.e    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant rights to repurchase shares in the
       capital of the Company in accordance with the
       provisions of the SMP ESPP 2004, and to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of rights to purchase shares in the capital
       of the Company under the SMP ESPP 2004

6.f    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant restricted share units [RSUs] in
       accordance with the provisions of the restricted
       share unit plan 2007, and to allot and issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the restricted share
       unit plan 2007 and the RSU agreements [as defined
       in the restricted share unit plan 2007]

6.g    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to offer
       and grant performance share units [PSUs] in
       accordance with the provisions of the performance
       share unit plan 2007, and to allot and issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the performance share
       unit plan 2007 and the PSU agreements [as defined
       in the performance share unit plan 2007]

S.7    Amend the i) Article 90 of the Articles of Association    Mgmt          For                            For
       of the Company; and ii) to re-number Articles
       149 and 150 as Articles 148 and 149 respectively,
       in the manner As specified in the Proxy Statement
       dated 28 MAR 2008, in respect of the AGM

8.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHARTWELL SENIORS HOUSING REAL ESTATE INVESTMENT TRUST                                      Agenda Number:  701561830
--------------------------------------------------------------------------------------------------------------------------
    Security:  16140U100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA16140U1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Trustees of Chartwell for the ensuing           Mgmt          For                            For
       year as specified

2.     Elect the Nominees, as specified, as the Trustees         Mgmt          For                            For
       of the CSH Trust [CSH] for the ensuing year
       and directing the Chartwell Trustees to vote
       the Units of CSH held by Chartwell so as to
       elect such Nominees as Trustees of CSH

3.     Elect the Nominees, as specified, as the Directors        Mgmt          For                            For
       of CMCC for the ensuing year and directing
       the Chartwell Trustees to vote the common shares
       of CMCC held by Chartwell so as to elect such
       Nominees as Directors of CMCC

4.     Re-appoint KPMG LLP, Chartered Accountants as             Mgmt          For                            For
       the Auditors of Chartwell for the ensuing year
       at a remuneration determined by the Trustees
       of Chartwell

S.5    Amending Article 4.1[H] and 4.2[C] of the fourth          Mgmt          For                            For
       amended and restated declaration of Trust of
       Chartwell dated 19 NOV 2007 [the Declaration
       of Trust] to enable Chartwell to invest in
       Raw Land for development that is being acquired
       for the purpose of replacing or relocating
       an existing facility and making similar amendments
       to the fourth amended and restated limited
       partnership agreement dated 19 NOV 2007 [the
       partnership agreement] in respect of Chartwell
       Master Care LP [Master LP] and to the fourth
       amended and resated declaration of Trust in
       respect of CSH Trust dated 19 NOV 2007 [the
       CSH Trust declaration]

S.6    Amend Articles 1 and 5 of the declaration of              Mgmt          For                            For
       Trust to eliminate any reference to distributable
       income from the declaration of trust and to
       provided that distribution shall be determined
       by the Trustees and by making similar amendments
       to the CSH Trust declaration and partnership
       agreement as specified




--------------------------------------------------------------------------------------------------------------------------
 CHAUCER HOLDINGS PLC                                                                        Agenda Number:  701556473
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2071N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  GB0000293950
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Director's report and the financial           Mgmt          For                            For
       statements for the YE 31 DEC 2007, together
       with the Auditor's report thereon

2.     Declare a final dividend of 3.5p per ordinary             Mgmt          For                            For
       shares for the YE 31 DEC 2007 to be payable
       on 27 JUN 2008 to ordinary shareholders whose
       names appear on the register of Members at
       the close of business on 06 JUN 2008

3.     Approve the Company's remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2007; pursuant to Section 241A
       of the Companies Act 1985, the contents of
       the Directors remuneration report contained
       in the reports and accounts

4.     Re-elect Mr. Robert Victor Deutsch as a Director          Mgmt          Against                        Against
       in accordance with Article 123 of the Company's
       Articles of Association

5.     Re-elect Mr. Christopher David Forbes as a Director       Mgmt          For                            For
       in accordance with Article 123 of the Company's
       Articles of Association

6.     Re-elect Mr. Robert Arthur Stuchbery as a Director        Mgmt          For                            For
       in accordance with Article 123 of the Company's
       Articles of Association

7.     Re-elect Mr. Martin James Gilbert as a Director           Mgmt          For                            For
       in accordance with Article 123 of the Company's
       Articles of Association

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to the Company to hold office up to the conclusion
       of the next meeting at which accounts are laid
       before the Company and authorize the Directors
       to determine their remuneration

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 [the Act], to
       allot any relevant securities [Section 80(2)
       of the Act] of the Company up to a maximum
       aggregate nominal amount of GBP 27,693,189;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or 07 months after
       31 DEC 2008]; and the Directors may allot any
       relevant securities pursuant to such offer
       or agreement as if such authority had not expired;
       and all authorities to allot relevant securities
       granted prior to the date of this notice be
       revoked but without prejudice to the allotment
       of any relevant securities already made or
       to be made pursuant to such authorities

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Act, to allot equity securities [Section
       94(2) of the Act] for cash, disapplying Section
       89(1) the statutory pre-emption rights, provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       any invitation made to holders of ordinary
       shares and holders of other securities; and
       ii) up to an aggregate nominal amount of GBP
       4,315,341; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 07 months after 31 Dec 2008]; and, the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; and
       all powers granted under Section 95 of the
       Act be revoked, but without prejudice to the
       allotment of equity securities already made
       or to be made pursuant to such authorities

S.11   Authorize the Directors to make market purchases          Mgmt          For                            For
       [Section 163(3) of the Act] of up to 17,261,362
       ordinary shares of 25p each in the Company,
       at a minimum price of 25p and up to 5% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days and; in executing this authority, the
       Company may purchase shares using any currency,
       including pounds sterling, US dollars and euros;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 07 months
       after 31 DEC 2008]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.12   Approve the regulations contained in the document         Mgmt          For                            For
       marked 'A' submitted to this AGM and initialled
       for the purposes of identification by the Chairman
       and adopt the new Articles of Association of
       the Company, in substitution for and to the
       exclusion of the existing Articles of Association
       of the Company, with effect from the conclusion
       of this AGM




--------------------------------------------------------------------------------------------------------------------------
 CHC HELICOPTER CORP                                                                         Agenda Number:  701524793
--------------------------------------------------------------------------------------------------------------------------
    Security:  12541C203                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CA12541C2031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the arrangement under Section 192 of              Mgmt          For                            For
       the Canada Business Corporations Act involving
       the Company and 6922767 Canada Inc, an affiliate
       of a Fund managed by First Reserve Corporation




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HOLDINGS LTD                                                          Agenda Number:  701563113
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1375F104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and its subsidiaries
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2A.1   Re-elect Mr. Yue Guojun as an Executive Director          Mgmt          Against                        Against
       of the Company

2A.2   Re-elect Mr. Chi Jingtao as a Non-Executive               Mgmt          Against                        Against
       Director of the Company

2A.3   Re-elect Mr. Ma Wangjun as a Non-Executive Director       Mgmt          Against                        Against
       of the Company

2A.4   Re-elect Mr. Patrick Vincent Vizzone as an Independent    Mgmt          For                            For
       Non-Executive Director of the Company

2.B    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [Board] to fix the Directors' remuneration

3.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       to fix their remunerations

4.A    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       during the Relevant Period to allot, issue
       and deal with additional shares in the capital
       of the Company or securities convertible into
       such shares, options, warrants or similar rights
       to subscribe for any shares in the Company,
       and to make and grant offers, agreements and
       options which would or might require the exercise
       of such power, agreements and options which
       would or might require the exercise of such
       power after the end of the Relevant Period;
       c) the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in resolution a) otherwise than
       pursuant to the shares of the Company issued
       as a result of a Rights Issue [as defined in
       resolution (d) of this resolution] or pursuant
       to the exercise of options under any existing
       share option scheme of the Company or similar
       arrangement or any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Company in lieu of the whole
       or part of the dividend on the shares of the
       Company in accordance with the Company's Articles
       of Association, shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly; and [Authority expire
       the earlier of the conclusion of the next AGM
       of the Company or the end of the period within
       which the next AGM of the Company is required
       by the Articles of Association of the Company
       or any applicable law of Hong Kong to be held]

4.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on the Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       [Listing Rules] or of any other stock exchange
       on which the securities of the Company may
       be listed as amended from time to time, generally
       and unconditionally approved; b) the aggregate
       nominal amount of shares of the Company to
       be repurchased by the Company pursuant to the
       approval mentioned in resolution (a) of this
       resolution during the Relevant Period shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution
       and the said approval shall be limited accordingly
       [Authority expire the earlier of the conclusion
       of the next AGM of the Company or the end of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable law of Hong
       Kong to be held]

4.C    Approve, conditional upon Resolutions 4A and              Mgmt          For                            For
       4B the aggregate nominal amount of shares in
       the capital of the Company which is repurchased
       by the Company under the authority granted
       to the Directors as mentioned in such resolution
       4B shall be added to the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       such resolution 4A, provided that the amount
       of share capital repurchased by the Company
       shall not exceed 10% of the total nominal amount
       of the share capital of the Company in issue
       on the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HOLDINGS LTD                                                          Agenda Number:  701569379
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1375F104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the ADM Mutual Supply Agreement        Mgmt          For                            For
       [as specified] relating to the mutual supply
       of raw materials and products and ancillary
       equipment and services between COFCO ADM Oils
       & Grains Industries [Heze] Co., Ltd. [COFCO
       ADM] and the Company and its subsidiaries [other
       than COFCO ADM] [the [Group] and a) the maximum
       aggregate transaction amount in respect of
       the products and services to be supplied by
       COFCO ADM to the Group pursuant to the ADM
       Mutual Supply Agreement for the YE 31 DEC 2008
       be fixed at RMB 1,560.0 million; and b) the
       maximum aggregate transaction amount in respect
       of the products and services supplied by the
       Group to COFCO ADM pursuant to the ADM Mutual
       Supply Agreement for the YE 31 DEC 2008 be
       fixed at RMB 1,560.0 million




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  701558213
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2154F109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and the Auditors of
       the Company for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 4.5 cents for             Mgmt          For                            For
       the YE 31 DEC 2007

3.A.1  Re-elect Mr. Ning Gaoning as a Director                   Mgmt          Against                        Against

3.A.2  Re-elect Mr. Stephen Edward Clark as a Director           Mgmt          For                            For

3.A.3  Re-elect Mr. Tan Man Kou as a Director                    Mgmt          For                            For

3.B    Authorize the Directors to fix the Directors'             Mgmt          For                            For
       remuneration for the ensuing year

4.     Re-appoint the Ernst & Young as Auditors for              Mgmt          For                            For
       the ensuing year and to authorize the Board
       to fix their remuneration

5.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options during and after the
       relevant period, otherwise than pursuant to:
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) the exercise of rights
       of subscription under any share option scheme
       or similar arrangement of the Company; or iv)
       any scrip dividend or similar arrangement providing
       for allotment of shares in lieu of the whole
       or part of a dividend on shares in accord with
       the Bye-Laws of the Company; or v) any adjustment,
       after the date of grant or issue of any options,
       warrants or other securities referred to above,
       in the price at which shares shall be subscribed,
       and/or in the number of shares which shall
       be subscribed, on exercise of relevant rights
       under such options, rights to subscribe, warrants
       or other securities, such adjustment being
       made in accordance with, or as contemplated
       by the terms of such options, warrants or other
       securities; vi) shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue on the date of this
       resolution and subject to the passing of Resolution
       6 below, all those number of shares which may
       from time to time be purchased by the Company
       pursuant to the general mandate granted under
       Resolution 5 below and this approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

6.     Authorize the Company to repurchase shares in             Mgmt          For                            For
       the capital of the Company during the relevant
       period, subject to the conditions specified,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue on the date of this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Approve a general mandate to add all those number         Mgmt          For                            For
       of shares in the capital of the Company which
       may from time to time be purchased by the Company
       pursuant to the approval granted under Resolution
       6 above [the Repurchased Shares] to the general
       mandate granted under Resolution 5 above, so
       that the aggregate nominal amount of share
       capital that may be allotted by the Directors
       pursuant to the said mandate granted under
       Resolution 5 above shall be the aggregate of
       i) 20% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of this resolution and ii) all the repurchased
       shares

S.8    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to compliance with the requirements of Section
       46(2) of the Companies Act 1981 of Bermuda
       and with effect from the date of passing of
       this resolution, the entire amount of HKD 3,660,432,312.09 standing to the credit of the share premium
       account of the Company as at 31 DEC 2007 be
       cancelled [the share premium cancellation]
       and the Directors of the Company to apply and
       transfer the credit arising from the share
       premium cancellation to the contributed surplus
       account of the Company; and to do all such
       acts and things [including without limitation
       to the generality of the foregoing the execution
       of any documents, instruments or agreements]
       as they may, in their absolute discretion,
       consider necessary, desirable or expedient
       to implement and/or to give effect to the share
       premium cancellation and the application of
       the Credit which will be released thereby in
       accordance with the bye-laws of the Company
       and applicable laws




--------------------------------------------------------------------------------------------------------------------------
 CHINA FOODS LTD                                                                             Agenda Number:  701570675
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2154F109                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  BMG2154F1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the maximum aggregate transaction value           Mgmt          For                            For
       of the edible oils to be purchased by COFCO
       Foods Sales and Distribution Co., Ltd. from
       associates of China Agri-Industries Limited
       pursuant to the Supply and Packaging Agreement
       [as specified] for the YE 31 DEC 2008 is revised
       to be RMB 7,000 million




--------------------------------------------------------------------------------------------------------------------------
 CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD                                               Agenda Number:  701535253
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1456Z128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  HK0966037878
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Received and adopt the audited financial statements       Mgmt          For                            For
       and the report of the Directors and Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.A    Re-elect Mr. Shen Koping Michael as a Director            Mgmt          Against                        Against

3.B    Re-elect Mr. Lau Siu Mun Sammy as a Director              Mgmt          Against                        Against

3.C    Re-elect Mr. Zheng Changyong as a Director                Mgmt          Against                        Against

3.D    Re-elect Mr. Che Shujian as a Director                    Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Appoint KPMG as the auditors and to authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements, options and other
       rights or issue warrants which may require
       the exercise of such powers during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution, otherwise than pursuant
       to a rights Issue [as hereinafter defined]
       or an issue of shares pursuant to the exercise
       of subscription rights attaching to any warrants
       issued by the Company or of any options which
       may be granted under any share option scheme
       or any other option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares or any scrip dividend
       schemes or similar arrangements providing for
       the allotment and issue of shares in lieu of
       the whole or part of a dividend on shares in
       accordance with the Articles of Association
       of the Company or a specific authority granted
       by the shareholders of the Company in general
       meeting; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or By Law to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to purchase Shares on
       The Stock Exchange of Hong Kong Limited, not
       exceeding 10% of the aggregate nominal amount
       of share capital of the Company in issue as
       at the date of passing of this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or By the Law]

7.     Authorize the Directors of the Company, conditional       Mgmt          For                            For
       upon the passing of Resolutions No.5 and No.6
       above, to extend the general mandate to the
       Directors of the Company to allot, issue and
       otherwise deal with shares in the capital of
       the Company and to make, issue or grant offers,
       agreements, options and/or warrants which might
       require the exercise of such powers in accordance
       with Resolution No.5 by the addition to the
       total nominal amount of share capital which
       may be allotted or agreed to be allotted by
       the Directors of the Company pursuant to such
       general mandate an amount representing the
       total nominal amount of shares in the capital
       of the Company purchased by the Company pursuant
       to the exercise by the Directors of the Company
       in accordance with Resolution No.6 above of
       the powers of the Company to purchase such
       shares, provided that such amount shall not
       exceed l0 % of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  701563771
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21096105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Approve the final dividend                                Mgmt          For                            For

3.a    Re-elect Mr. Niu Gensheng as a Director and               Mgmt          For                            For
       authorize the Board of Directors of the Company
       to fix his remuneration

3.b    Re-elect Mr. Sun Yubin as a Director and authorize        Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3.c    Re-elect Mr. Li Jianxin as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase shares of
       HKD 0.10 each in the capital of the Company
       [Shares] on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution 5 as specified; and [Authority expires
       at the earlier of the conclusion of the next
       AGM of the Company; or the expiration of the
       period within which the next AGM of the Company
       is required by its Articles of Association
       or by any applicable Law(s) to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares and to make or
       grant offers, agreements, options and warrants
       which might require the exercise of such power,
       during and after the relevant period, shall
       not exceed of 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this Resolution
       6, otherwise than pursuant to, i) a rights
       issue [as specified], ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares or iii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Articles of Association of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by its Articles of
       Association or by any applicable Law(s) to
       be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6, to extend by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted or agreed to
       be allotted by the Directors of the Company
       pursuant to such general mandate an amount
       representing the aggregate nominal amount of
       shares repurchased by the Company pursuant
       to the general mandate referred to in Resolution
       5 above provided that such amount shall not
       exceed 10% of the existing issued share capital
       of the Company at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  701563808
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21096105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the entering into the Equity           Mgmt          For                            For
       Interest Transfer Agreement dated 08 APR 2008
       by the Company [the 'Equity Interest Transfer
       Agreement'] for the acquisition of an aggregate
       72,011,566 shares in Inner Mongolia Mengniu
       Dairy Company Limited, [the 'Sale Shares']
       from the sellers named therein [the 'Sellers']
       entered into between the Company and the Sellers
       and the transactions contemplated thereby and
       the performance thereof by the Company; and
       authorize: the Directors of the Company to
       issue an aggregate of 135,328,255 shares in
       the Company to the Sellers pursuant to and
       in accordance with the terms and conditions
       contained in the Equity Interest Transfer Agreement
       as consideration shares; and any one Director
       of the Company to do all such things and sign,
       seal, execute, perfect, perform and deliver
       all such documents as he may in his absolute
       discretion consider necessary or desirable
       or expedient to give effect to the Equity Interest
       Transfer Agreement or for the implementation
       of all transactions thereunder




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701371560
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to revoke the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company at its AGM
       held on 22 MAY 2007 to allot, issue and deal
       with shares of HKD 0.10 in the capital of the
       Company [pursuant to Resolution No. 6B of the
       Company's notice of AGM dated 27 APR 2007]




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701385470
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     Approve to remove with immediate effect Ms.               Mgmt          Against                        Against
       Chen Ningning [Ms. Chen] as a Director of the
       Company

3.     Approve the following matters proposed by Smart           Mgmt          Against                        Against
       Triumph Corporation pursuant to its requisition
       for an SGM to be held: i) to set the minimum
       number of Directors of the Company at 2; ii)
       to remove with immediate effect all existing
       Directors of the Company as at 30 AUG 2007
       except [subject to Resolution 2 being voted
       down] Ms. Chen; iii) to remove with immediate
       effect all Directors of the Company that may
       be appointed after 30 AUG 2007 up to and including
       the time immediately before the SGM; iv) to
       set with immediate effect the maximum number
       of Directors of the Company at 31; v) to appoint
       Messrs. Lee Haifeng Nicolas, Fong Cho Yee,
       Joey, Lin Guang Ming and such other persons
       [if any, as may be proposed by Smart Triumph
       Corporation] as the Directors of the Company
       with immediate effect; vi) to remove all Directors
       of the Company that may be appointed from the
       beginning and up to the close of the SGM with
       immediate effect save for those appointed pursuant
       to this resolution above




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701547640
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Mgmt          For                            For
       the Group, the audited balance sheet of the
       Company, the reports of the Directors and the
       independent Auditors for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 6.2 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2007

3.A    Re-elect Mr. Zhu Hao as an Executive Director             Mgmt          For                            For

3.B    Re-elect Mr. Liu Lei as an Executive Director             Mgmt          For                            For

3.C    Re-elect Mr. Gao Qingju as an Independent Non-Executive   Mgmt          For                            For
       Director

3.D    Authorize the Directors to fix their remuneration         Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as the Auditor's        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors, during the relevant              Mgmt          For                            For
       period, to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited in accordance
       with any applicable laws or Bermuda Law and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the issued share
       capital of the Company at the date of passing
       this resolution; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by any applicable law or Bermuda Companies
       Act or the existing Bye-laws of the Company
       to be held]

5.B    Authorize the Directors of the company, to allot,         Mgmt          For                            For
       issue and deal with any unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options, during and
       after the end of the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution; and the aggregate
       nominal amount of the share capital of the
       Company that may have been repurchased pursuant
       to the repurchase mandate referred in Resolution
       5.A, otherwise than pursuant to: a) a rights
       issue, ii) any scrip dividend or similar arrangement
       providing for the allotment of shares in the
       Company in lieu of the whole or part of a dividend
       on shares in accordance with the Bye-laws of
       the Company; iii) any adjustments of rights
       to subscribe for shares under options and warrants
       or a specific authority granted by the shareholders;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or Bermuda Companies Act or the existing Bye-laws
       of the Company to be held]

5.C    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5.A and 5.B, to extend the authority of the
       Directors pursuant to Resolution 6.B, to cover
       such amount representing the aggregate nominal
       amount of the shares in the capital of the
       Company repurchased pursuant to the authority
       granted pursuant to Resolution 5A

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA ORIENTAL GROUP CO LTD                                                                 Agenda Number:  701600454
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108V101                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  BMG2108V1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Master Supply Agreement            Mgmt          For                            For
       [as specified] and the transaction contemplated
       thereunder and the annual Caps and authorize
       any 1 Director of the Company to sign the Master
       Supply Agreement to sign all such documents
       and do all such things and acts as he may consider
       necessary or expedient and in the interest
       of the Company for the purpose of effecting
       or otherwise in connection with all transactions
       contemplated under the Master Supply Agreement
       or any matter incidental thereto and to make
       timely disclosure of the above mentioned agreement
       matters as required by the regulatory authorities




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701423105
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15004107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the shareholders Agreement             Mgmt          For                            For
       [as specified], and the transactions contemplated
       thereunder and implementation thereof; and
       authorize any one Director of the Company and
       on behalf of the Company to execute all such
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the shareholders'
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701560030
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y15004107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Hao Jian Min as a Director                   Mgmt          Against                        Against

2.B    Re-elect Mr. Wu Jianbin as a Director                     Mgmt          Against                        Against

2.C    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.D    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this Resolution; [Authority
       expires at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company and/or the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] to be
       held]

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong] to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements, options and rights of exchange
       during the relevant period, not exceeding the
       aggregate of a) 20% of the share capital of
       the Company; and b) the nominal amount of share
       capital repurchased [up to 10% of the aggregate
       nominal amount of the share capital], otherwise
       than pursuant to a) a rights issue; or b) the
       exercise of subscription or conversion rights
       under the terms of any bonds or securities
       which are convertible into shares of the Company
       ; or c) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or d) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 6 and 7 to extend the general mandate
       granted to the Directors of the Company pursuant
       to the Resolution 7, by an amount representing
       the aggregate nominal amount of share capital
       of the Company purchased by the Company under
       the authority granted pursuant to the Resolution
       6, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701429359
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2007
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Asset Acquisition Agreement,       Mgmt          For                            For
       the Amendment Agreements, the Land Use Right
       Transfer Agreement, as specified and the transactions
       contemplated thereunder, and authorize the
       Directors of the Company to do all such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       Asset Acquisition Agreement, the Amendment
       Agreements, the Land Use Right Transfer Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701429361
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2007
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve each of the specified continuing connected        Mgmt          For                            For
       transactions and authorize the Directors of
       the Company to do all such further acts and
       things and execute such further documents and
       take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to each of the
       specified continuing connected transactions




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701544567
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the continuing connected transaction              Mgmt          For                            For
       referred to in the Letter from the Board in
       the circular of the Company dated 17 APR 2008
       [the 'Circular'], namely the Production Target
       Sale and Purchase Agreement dated 28 March
       2008 between [China Power Investment Corporation]
       and the Company [the 'Agreement'] and Replacement
       Agreements to be entered into pursuant to the
       Agreement, and the annual caps for such continuing
       connected transaction for the YE 31 DEC 2008,
       31 DEC 2009 and 31 DEC 2010, and authorize
       the Directors of the Company do all such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the continuing
       connected transaction

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701563721
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1508G102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and of the Auditors for the YE
       31 DEC 2007

2.     Declare a final dividend of RMB 0.054 per share           Mgmt          For                            For
       for the YE 31 DEC 2007 as recommended by the
       Board of Directors

3.a    Re-elect Mr. Liu Guangchi as a Director                   Mgmt          Against                        Against

3.b    Re-elect Mr. Gao Guangfu as a Director                    Mgmt          Against                        Against

3.c    Re-elect Mr. Guan Qihong as a Director                    Mgmt          Against                        Against

3.d    Re-elect Mr. Kwong Che Keung, Gordon as a Director        Mgmt          For                            For

3.e    Re-elect Mr. Li Fang as a Director                        Mgmt          For                            For

3.f    Re-elect Mr. Tsui Yiu Wa, Alec as a Director              Mgmt          For                            For

4.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          Against                        Against
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

6.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified] of all the
       powers of the Company to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options, including warrants to subscribe
       for shares, which might require the exercise
       of such powers; to make or grant offers, agreements
       and options; including warrants to subscribe
       for shares, which might require the exercise
       of such powers after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] by the Directors
       of the Company, otherwise than pursuant to
       a rights issue [as specified] or any issue
       of shares of the Company on the exercise of
       the subscription rights attaching to any warrants
       which may be issued by the Company from time
       to time or on the exercise of any options granted
       under the share option scheme of the Company
       or an issue of shares in lieu of the whole
       or part of a dividend on shares in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable Law
       or the Articles of Association of the Company
       to be held]

6.B    Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified] of all the powers of
       the Company to repurchase its shares on the
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or on any other stock exchange on
       which the shares may be listed and which is
       recognized by the Securities and Futures Commission
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the requirements of the Stock Exchange
       or of any other stock exchange as amended from
       time to time; the aggregate nominal amount
       of securities authorized to be repurchased
       by the Company; during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next annual
       general meeting of the Company is required
       by any applicable Law or the Articles of Association
       of the Company to be held]

6.C    Approve, conditional on the passing of the Resolutions    Mgmt          For                            For
       6.A and 6.B of the notice convening this meeting,
       to extend the general mandate granted to the
       Directors of the Company and for the time being
       in force to exercise the powers to allot, issue
       and deal with additional shares pursuant to
       the Resolution 6.A of the notice convening
       this meeting, by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the Resolution 6.B of the
       notice convening this meeting; provided that
       such extended amount shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701425907
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108Y105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the conditional sale and purchase agreement       Mgmt          For                            For
       [the 'Sale and Purchase Agreement'] dated 03
       DEC 2007 entered into between Gain Ahead Group
       Limited [the 'Vendor'], China Resources (Holdings)
       Company Limited [the 'Guarantor'] and the Company
       [the 'Purchaser'] [as specified] in relation
       to, among other matters, the Acquisition [as
       specified [the 'Circular'] of the Company to
       its shareholders dated 05 DEC 2007] [as specified]
       and all the transactions contemplated thereby
       including but not limited to the allotment
       and issue to the Vendor [or as it may direct]
       of 269,090,909 ordinary shares of HKD 0.10
       each in the capital of the Company at the issue
       price of HKD 16.83 each credited as fully paid
       up and ranking pari passu with the existing
       issued shares of the Company [the 'Consideration
       Shares'] to the Vendor [or as it may direct]
       pursuant to the Sale and Purchase Agreement;
       and authorize the Directors to sign, execute,
       perfect and deliver all such documents and
       deeds, and do all such actions which are in
       their opinion necessary, appropriate, desirable
       or expedient for the implementation and completion
       of the Sale and Purchase Agreement, the allotment
       and issue of the Consideration Shares to the
       Vendor [or as it may direct], all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in the opinion of the Directors, appropriate,
       desirable or expedient in the context of the
       Acquisition and are in the best interests of
       the Company

2.     Approve and ratify the continuing connected               Mgmt          For                            For
       transactions, as specified [the 'Circular']
       of the Company to its shareholders dated 05
       DEC 2007, the Construction Caps and the Decoration
       Caps as specified and authorize any one Director
       of the Company or any other person authorized
       by the Board of Directors of the Company from
       time to time for and on behalf of the Company
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       continuing connected transactions and all the
       matters incidental to, ancillary to or in connection
       with the Continuing Connected Transactions




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701558302
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2108Y105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Song Lin as a Director                       Mgmt          Against                        Against

3.2    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.3    Re-elect Mr. Liu Yan Jie as a Director                    Mgmt          Against                        Against

3.4    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          Against                        Against

3.5    Re-elect Mr. Du Wenmin as a Director                      Mgmt          Against                        Against

3.6    Re-elect Mr. Wang Shi as a Director                       Mgmt          Against                        Against

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       or on any other Stock Exchange on which the
       securities of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, generally
       and unconditionally; the aggregate nominal
       amount of shares of the Company which the Directors
       of the Company are authorized to repurchase
       pursuant to this resolution shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such power be and generally
       and unconditionally to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] which would or might require the exercise
       of such power after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors of the Company pursuant to this resolution,
       otherwise than i) a rights issue; ii) an issue
       of shares under any Option Scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company; iii) an issue of shares
       upon the exercise of the subscription or conversion
       rights under the terms of any warrants or any
       securities of the Company which are convertible
       into shares of the Company; or iv) an issue
       of shares as scrip dividends pursuant to the
       Articles of Association of the Company from
       time to time, shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of the Resolution Nos. 5 and
       6 as specified in this meeting, to allot, issue
       and deal with additional shares pursuant to
       Resolution No. 6 as specified in this meeting
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution No. 5 as specified
       in this meeting, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701428268
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1503A100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the acquisition       Mgmt          For                            For
       agreement [the Acquisition Agreement] dated
       23 NOV 2007 between China Resources Power Project
       Service Co., Ltd. and China Resources Co.,
       Ltd. in relation to: a) the acquisition of
       67% equity interest in Xuzhou Huaxin Power
       Generation Co., Ltd. [Xuzhou Huaxin] for a
       consideration of RMB 681,000,000 [equivalent
       to approximately HKD 714,585,519]; and b) the
       assignment from China Resources Co., Ltd. of
       a shareholder's loan of RMB 268,000,000 [equivalent
       to approximately HKD 281,217,209] owing by
       Xuzhou Huaxin, [as specified] and the transactions
       contemplated thereunder; and authorize any
       1 or more of the Directors of the Company to
       sign or execute such other documents or supplemental
       agreements or deeds on behalf of the Company
       and to do all such things and take all such
       actions as he may consider necessary or desirable
       for the purpose of giving effect to the Acquisition
       Agreement and completing the transactions contemplated
       thereunder with such changes as any such Director(s)
       may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. PLEASE ALSO NOTE THAT
       THE CUT-OFF DATE IS 17 DEC 2007. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701532346
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1503A100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the sale              Mgmt          For                            For
       and purchase agreement [the Shenhai Acquisition
       Agreement] dated 18 MAR 2008 between China
       Resources Power Holdings Company Limited and
       China Resources (Holdings) Company Limited
       (CRH) in relation to the acquisition of, inter
       alios, a) the entire issued share capital of
       China Resources Power Northcity Co., Ltd. (CRP
       Northcity), a wholly-owned subsidiary of CRH
       which, in turn, effectively holds a 51.5% equity
       interest in Shenyang Shenhai Thermal Power
       Company Limited (Shenhai Thermal Power) and
       b) all the rights and obligations of Pollen
       Investment Limited (Pollen Investment), a wholly
       owned subsidiary of CRP Northcity and CRH,
       under the agreement (the Liaoning Electric
       Power Acquisition Agreement) entered into between
       Pollen Investment and Liaoning Electric Power
       Company Limited (Liaoning Electric Power) in
       JUL 2007 in relation to the acquisition of
       a 2.615% equity interest held by Liaoning Electric
       Power in Shenhai Thermal Power by Pollen Investment
       for Liaoning Electric Power, for a total consideration
       of RMB 1,118,125,056 (a copy of the Shenhai
       Acquisition Agreement has been produced to
       the meeting and marked A and initialed by the
       chairman of the meeting for identification
       purpose), and the transactions contemplated
       thereunder; and authorize any one or more of
       the Directors of the Company to sign or execute
       such other documents or supplemental agreements
       or deeds on behalf of the Company and to do
       all such things and take all such actions as
       he may consider necessary or desirable for
       the purpose of giving effect to the Shenhai
       Acquisition Agreement and completing the transactions
       contemplated thereunder with such changes as
       any such director(s) may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701566119
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1503A100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and Independent
       auditor for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Mr. Song Lin as a Director                       Mgmt          Against                        Against

3.2    Re-elect Ms. Wang Xiao Bin as a Director                  Mgmt          Against                        Against

3.3    Re-elect Mr. WU Jing Ru as a Director                     Mgmt          For                            For

3.4    Re-elect Mr. Chen Ji Min as a Director                    Mgmt          Against                        Against

3.5    Re-elect Ms. Chen Xiao Ying as a Director                 Mgmt          Against                        Against

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as Auditors           Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of the Auditors

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares at par value of HKD 1.00 each in the
       capital of the Company, during the relevant
       period, on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purposes, subject to
       and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by any applicable law or the Articles
       of Association of the Company]

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each at par in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company]
       during and after the end of relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue;
       or ii) the issue of shares under any option
       scheme or similar arrangement; or iii) the
       exercise of subscription or conversion rights
       under the terms of any warrants or any securities
       of the Company which are convertible into shares
       of the Company; or iv) any scrip dividend pursuant
       to Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held by any applicable law or
       the Articles of Association of the Company]

7.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares pursuant to
       Resolution 6, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  701414839
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1507D100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Dec-2007
        ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify to enter into the conditional          Mgmt          For                            For
       Acquisition Agreement [as specified], between
       (i) the Company, (ii) Allied Well Holdings
       Ltd and United Capital Management Limited as
       the purchasers [the Purchasers], and (iii)
       China Travel Service [Holdings] Hong Kong Limited,
       China Travel Building Contractors Hong Kong
       Limited and China Travel Investments Hong Kong
       Limited as the vendors [the Vendors], pursuant
       to which the vendors conditionally agreed to
       sell and the Purchasers conditionally agreed
       to acquire the entire issued share capital
       or registered capital of CTS H.K. Metropark
       Hotels Management Company Limited, Beijing
       CTS [Hong Kong] Grand Metropark Hotel Company
       Limited, Ruskin Overseas Limited and Wisepak
       Enterprises Limited [the Hotel Group] and the
       respective shareholder's loan owed by respective
       members of the Hotel Group to the vendors,
       which as at 31 AUG 2007, amounted to approximately
       HKD 1,086,038,000, at a consideration of HKD
       1,107,260,000, subject to any adjustment, upon
       the terms and subject to the conditions as
       specified and the transactions contemplated
       under the Acquisition Agreement

2.     Approve and ratify to enter into the Conditional          Mgmt          For                            For
       Disposal Agreement, as specified between, (i)
       the Company, China Travel Service [Hong Kong]
       Limited, Add-Well Investments Limited and Noteman
       Investments Limited as the vendors [the Disposal
       Vendors], (ii) CTS Logistics Corporation as
       the purchaser [the Disposal Purchaser] and
       (iii) China Travel Service [Holdings] Hong
       Kong Limited, pursuant to which the Disposal
       Vendors conditionally agreed to sell and the
       Disposal Purchaser conditionally agreed to
       acquire a) the entire issued ordinary share
       capital of Common Well Limited; b) the net
       amount of shareholder's loan owed by Common
       Well Limited to the Company and/or its associates;
       and c) the entire issued ordinary share capital
       of China Travel Services [Cargo] Hong Kong
       Limited at a consideration of HKD 853,640,000
       which will be settled entirely by cash upon
       the terms and subject to the conditions as
       specified and the transactions contemplated
       under the Disposal Agreement

3.     Authorize any one Director of the Company for             Mgmt          For                            For
       and on behalf of the Company to do all acts
       and things and to approve, execute and deliver
       all notices, documents, instruments or agreements
       as may be necessary, desirable or expedient
       to carry out or to give effect to any or all
       transactions contemplated under the Acquisition
       Agreement and the Disposal Agreement and to
       agree to such variations, amendments or waivers
       thereof as are, in the opinion of such Director,
       in the interests of the Company if the use
       of common seal is required under the Acquisition
       Agreement and the Disposal Agreement, authorize
       any two Directors of the Company to sign and
       use the common seal




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  701556699
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1507D100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of Directors and of the Auditors
       for the YE 31 DEC 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.A    Re-elect Mr. Zhang Xuewu as a Director                    Mgmt          Against                        Against

3.B    Re-elect Mr. Fang Xiaorong as a Director                  Mgmt          Against                        Against

3.C    Re-elect Mr. Zhang Fengchun as a Director                 Mgmt          Against                        Against

3.D    Re-elect Mr. Xu Muhan as a Director                       Mgmt          Against                        Against

3.E    Re-elect Mr. Sze, Robert Tsai To as a Director            Mgmt          For                            For

3.F    Re-elect Mr. Chan Wing Kee as a Director                  Mgmt          Against                        Against

3.G    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       to repurchase shares of the Company during
       the relevant period, of all the powers of the
       Company to repurchase shares of HKD 0.10 each
       in the capital of the Company [shares]; the
       aggregate nominal amount of the shares which
       may be repurchased on The Stock Exchange of
       Hong Kong Limited [Stock Exchange] or any other
       Stock Exchange recognized by the Securities
       and Futures Commission of the Hong Kong [SFC]
       and the Stock Exchange under the Hong Kong
       Code on share repurchases [Repurchase Code]
       pursuant to the approval, shall not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company and the
       said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company by the Articles of Association
       of the Company or by the Laws of Hong Kong
       to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to allot, issue and deal
       with additional shares and make or grant offers,
       agreements, options and warrants which might
       require the exercise of such power during and
       after the relevant period, the aggregate nominal
       amount of the issued share capital allotted
       or dealt with [whether pursuant to an option,
       warrant or otherwise] pursuant to the approval
       in Resolution (A) above, otherwise than pursuant
       to i) a rights issue; ii) any option scheme
       or any similar arrangement for the time being
       adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries and/or eligible grantee
       pursuant to the scheme of shares or rights
       to acquire shares of the Company; iii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       the Articles of Association or by the Laws
       of Hong Kong to be held]

7.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolutions number 5 and 6 convening this meeting,
       the general mandate granted to the Directors
       to exercise the powers of the Company to allot,
       issue and deal with additional Shares pursuant
       to the Ordinary Resolution number 6 convening
       this meeting be and is hereby extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of Shares repurchased
       by the Company under the authority granted
       pursuant to the Ordinary Resolution number
       5 convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the Ordinary Resolution Number 5




--------------------------------------------------------------------------------------------------------------------------
 CHIYODA CO.,LTD.                                                                            Agenda Number:  701576881
--------------------------------------------------------------------------------------------------------------------------
    Security:  J06342109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3528400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CHIYODA CORPORATION                                                                         Agenda Number:  701607826
--------------------------------------------------------------------------------------------------------------------------
    Security:  J06237101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3528600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG, KILCHBERG                                           Agenda Number:  701524983
--------------------------------------------------------------------------------------------------------------------------
    Security:  H49983184                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0010570767
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Approval of the annual report, annual financial           Non-Voting
       statement and the concern account 2007

2.     Discharge the Management Board's Member for               Non-Voting
       the FY 2007

3.     Use of the available accounting balance as specified      Non-Voting

4.1    Re-election of Messrs. Ernst Tanner and Antonia           Non-Voting
       Bulgheroni [until now] to the management Board
       for a duty period of 3 years

4.2    Election of PricewaterhouseCoopers AG, Zurich             Non-Voting
       as revision office and as concern Auditor for
       1 year




--------------------------------------------------------------------------------------------------------------------------
 CHOFU SEISAKUSHO CO.,LTD.                                                                   Agenda Number:  701477350
--------------------------------------------------------------------------------------------------------------------------
    Security:  J06384101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Mar-2008
        ISIN:  JP3527800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Abstain                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 CHONG HING BANK LTD                                                                         Agenda Number:  701538653
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1582S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  HK1111036765
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare the final cash dividend for the YE 31             Mgmt          For                            For
       DEC 2007 of HKD 0.44 per share

3.a    Re-elect Dr Robin Yau Hing Chan as a Director             Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.b    Re-elect Mr. Cheng Yuk Wo as a Director and               Mgmt          For                            For
       fix the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.c    Re-elect Mr. Frank Shui Sang Jin as a Director            Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.d    Re-elect Mr. Lau Wai Man as a Director and fix            Mgmt          Against                        Against
       the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.e    Re-elect Mr. Wilfred Chun Ning Liu as a Director          Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.f    Re-elect Mr. Andrew Chiu Cheung MA as a Director          Mgmt          For                            For
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.g    Re-elect Mr. Meng Qinghui as a Director and               Mgmt          Against                        Against
       fix the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.h    Re-elect Mr. Wang Xiaoming as a Director and              Mgmt          Against                        Against
       fix the Directors' fees for the YE 31 DEC 2008
       at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

3.i    Re-elect Mr. Eiichi Yoshikawa as a Director               Mgmt          Against                        Against
       and fix the Directors' fees for the YE 31 DEC
       2008 at HKD 120,000 for the Executive Chairman,
       HKD 100,000 for each of the Independent Non-executive
       Directors, HKD 100,000 for each of the Non-executive
       Directors with Committee responsibilities,
       and HKD 70,000 for each of the other Directors

4.     Re-appoint Delioitte Touche Tohmatsu the Bank's           Mgmt          For                            For
       Auditors and authorize the Directors to fix
       the auditors remuneration

5.     Authorize the Directors, to purchase Shares,              Mgmt          For                            For
       subject to and in accordance with all applicable
       laws and the aggregate nominal amount of Shares
       which may be purchased on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Hong Kong Code on Share Repurchases pursuant
       above shall not exceed 10% of the aggregate
       nominal amount of Shares in issue at the date
       of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Bank or the expiration of the
       period within which the next AGM of the Bank
       is required by law to be held]

6.     Authorize the Directors, to allot, issue and              Mgmt          For                            For
       deal with additional shares in the capital
       of the Bank and to make or grant offers, agreements
       and options which might require the exercise
       of such powers and authorize the directors
       of the Bank during the relevant period to make
       or grant offers, agreements and options which
       would or might require the exercise of such
       power after the end of the relevant period,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Bank
       pursuant to the approval otherwise than pursuant
       to: i) any Rights Issue, ii) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend on shares of the Bank in
       accordance with the Articles of Association
       of the Bank, or iii) any exercise of options
       granted under the share option scheme of the
       Bank adopted on 25 APR 2002, shall not exceed
       the aggregate of 20% of the aggregate nominal
       amount of the shares in the capital of the
       Bank in issue at the date of the passing of
       this resolution; (if the Directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank) the nominal amount of any share
       capital of the Bank repurchased by the Bank
       subsequent to the passing of this resolution;
       [Authority expires the earlier of the conlcusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM of
       the Bank is required by law to be held]

7.     Authorize the Directors of the Bank to exercise           Mgmt          For                            For
       the powers of the Bank referred to the resolution
       set out as Resolution 6 in the notice convening
       this meeting in respect of the share capital
       of the Bank referred to that resolution

       Transact any other ordinary business                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHORI CO.,LTD.                                                                              Agenda Number:  701629858
--------------------------------------------------------------------------------------------------------------------------
    Security:  J06426100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3528200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 CHOW SANG SANG HOLDINGS INTERNATIONAL LTD                                                   Agenda Number:  701547599
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2113M104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  BMG2113M1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements, report of the directors and independent
       Auditors report for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 26.0 cents per            Mgmt          For                            For
       ordinary share for the YE 31 DEC 2007

3.i    Re-elect Dr. Gerald Chow King Sing as a Director          Mgmt          For                            For
       of the Company

3.ii   Re-elect Mr. Lee Ka Lun as a Director of the              Mgmt          For                            For
       Company

3.iii  Re-elect Mr. LO King Man as a Director of the             Mgmt          For                            For
       Company

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of the Directors

5.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Directors of the Company to fix
       their remuneration

6.A    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company during the relevant period,
       subject to and in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held By Law]

6.B    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options which would or might require the
       exercise of such powers; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant to
       the approval, otherwise than pursuant to; i)
       the right issue; ii) rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to employees of the Company and/or any
       of its subsidiaries of shares or rights to
       acquire shares of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company any is required by law to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       numbers 6A and 6B as specified, to extend the
       general mandate referred to in Resolution 6B,
       by the addition to the aggregate nominal amount
       of the share capital which may be allotted
       and issued or agreed conditionally or unconditionally
       to be allotted and issued by the Directors
       of the Company pursuant to the general mandate
       of an amount representing the aggregate nominal
       amount of shares capital of the Company repurchased
       by the Company since the granting of the said
       general mandate pursuant to Resolution 6A as
       specified, provided that such shares shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this Resolution

S.7    Amend the Bye-Laws of the Company as specified            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHUDENKO CORPORATION                                                                        Agenda Number:  701637247
--------------------------------------------------------------------------------------------------------------------------
    Security:  J07056104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3524000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Board Size to 13                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

7      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHUETSU PULP & PAPER CO.,LTD.                                                               Agenda Number:  701618449
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1363T105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3513400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CIE AUTOMOTIVE SA, BILBAO (VIZKAIA)                                                         Agenda Number:  701494433
--------------------------------------------------------------------------------------------------------------------------
    Security:  E21245118                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  ES0105630315
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and the Management            Mgmt          For                            For
       of the Board for the FY 2007

2.     Approve the proposed application of results               Mgmt          For                            For
       of the year

3.     Amend the regulations of GMS, including the               Mgmt          For                            For
       addition of a new Article 5 BIS to Company
       By-Laws

4.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       in conformity with the Article 75 of the Company
       law overruling the agreement reached 26 APR
       2007, and pemitting a reduction in share capital

5.     Authorize the Board of a five year, to issue              Mgmt          For                            For
       fixed income securities up to a maximum value
       of EUR 500 million, including the right to
       exclude preferential subscription rights

6.     Approve the re part 2 of Article 60 BIS of law            Mgmt          Against                        Against
       24.1988 of equity market law and Article 28
       of Decree 1066.2007 to impose no limits on
       the action of the Board

7.     Appoint the Company Auditors for the period               Mgmt          For                            For
       2008

8.     Grant authority to carry out the resolutions              Mgmt          For                            For
       adopted in the meeting

9.     Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTES, S.A.                                 Agenda Number:  701470899
--------------------------------------------------------------------------------------------------------------------------
    Security:  E3125D100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  ES0118900010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 MAR 2008 AT 16:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the Company's annual account relating             Mgmt          For                            For
       to the period ending 31 DEC 2007

2.     Approve the Group annual accounts relating to             Mgmt          For                            For
       the period ending 31 DEC 2008

3.     Approve the application for results of the period         Mgmt          For                            For

4.     Grant discharge to the Board during FY 2007               Mgmt          For                            For

5.     Approve to increase the capital corresponding             Mgmt          For                            For
       to reserves and amend the Article 5 of the
       Company's By-Laws, application for admission
       of new shares and delegation within the Board
       of 5 powers to increase capital in conformity
       with Article 153.1A of the Company Law

6.     Re-elect the Account Auditors for the period              Mgmt          Against                        Against
       2008

7.1    Re-elect Mr. Joaquin Ayuso Garcia to the Board            Mgmt          Against                        Against

7.2    Elect the new Director                                    Mgmt          Against                        Against

8.1    Approve the Stock Option Plan                             Mgmt          For                            For

8.2    Approve the Stock Option Plan for the Chief               Mgmt          For                            For
       Executive Officer

8.3    Approve the participation of Executive Directors          Mgmt          For                            For
       and Senior Executives in Stock Option Plan

9.     Grant authority, in accordance with Article               Mgmt          For                            For
       75 of the Company Law for the acquisition of
       own shares, overruling prior decision reached
       27 MAR 2007

10.    Authority the Board for the formalization, inscription    Mgmt          For                            For
       and execution of the Agreements reached and
       to formalize as outlined in Article 218 of
       the Company Law, the annual accounts: modification
       of the regulations of the Board; report regarding
       the additional information included in the
       management report in conformity with Article
       116 BIS of Equity Market Law




--------------------------------------------------------------------------------------------------------------------------
 CIRCLE K SUNKUS CO., LTD.                                                                   Agenda Number:  701569191
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0812E107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  JP3310100007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Specify Term of
       Office of Supplementary Auditors to Two Years

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701566068
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1636Y108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements together with            Mgmt          For                            For
       the Reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A.1  Re-elect Mr. Kong Dan as a Director                       Mgmt          Against                        Against

2.A.2  Re-elect Mr. Chang Zhenming as a Director                 Mgmt          Against                        Against

2.A.3  Re-elect Mr. Dou Jianzhong as a Director                  Mgmt          Against                        Against

2.A.4  Re-elect Mr. Jose Barreiro as a Director                  Mgmt          Against                        Against

2.A.5  Re-elect Mrs. Chan Hui Dor Lam Doreen as a Director       Mgmt          Against                        Against

2.A.6  Re-elect Mr. Chen Xiaoxian as a Director                  Mgmt          Against                        Against

2.A.7  Re-elect Mr. Fan Yifei as a Director                      Mgmt          Against                        Against

2.A.8  Re-elect Mr. Feng Xiaozeng as a Director                  Mgmt          Against                        Against

2.A.9  Re-elect Mr. Manuel Galatas as a Director                 Mgmt          Against                        Against

2A10   Re-elect Mr. Rafael Gil-Tienda as a Director              Mgmt          For                            For

2A11   Re-elect Mr. Ju Weimin as a Director                      Mgmt          Against                        Against

2A12   Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          Against                        Against

2A13   Re-elect Mr. Liu Jifu as a Director                       Mgmt          Against                        Against

2A14   Re-elect Mr. Lo Wing Yat Kelvin as a Director             Mgmt          Against                        Against

2A15   Re-elect Mr. Roger Clark Spyer as a Director              Mgmt          Against                        Against

2A16   Re-elect Mr. Tsang Yiu Keung Paul as a Director           Mgmt          For                            For

2A17   Re-elect Mr. Wang Dongming as a Director                  Mgmt          Against                        Against

2A18   Re-elect Mr. Zhao Shengbiao as a Director                 Mgmt          Against                        Against

2.B    Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For
       for the year 2007

3.     Appoint KPMG as the Auditors and authorize the            Mgmt          For                            For
       Board to fix their remuneration

4.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with unissued shares in the
       capital of the Company and make or grant offers,
       agreements and options; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted,
       otherwise than pursuant to 1) a Rights Issue;
       or 2) the exercise of any option under any
       option Scheme or under any option scheme or
       similar arrangement for time being adopted
       for the grant or issue to Officers and/or employees
       of the Company and/or any of its subsidiaries
       or any other person of shares or rights to
       acquire shares of the Company; or 3) any scrip
       dividend schemes or similar arrangement providing
       for the allotment and issue of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; or 4) any adjustment
       after the date of grant or issue of any options,
       warrants or other securities referred to herein,
       in the price at which shares in the capital
       of the Company which shall be subscribed, on
       exercise of relevant rights under such options,
       rights to subscribe, warrants or other securities,
       such adjustment being made in accordance with,
       or as contemplated by, the terms of such options,
       warrants or other securities; or 5) a specific
       authority granted by the shareholders of the
       Company in general meeting, subject to Resolution
       6, shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company as required by any applicable laws
       or the Articles of Association of the Company
       to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       the issued shares in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       or any other stock exchange on which shares
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable Laws;
       the aggregate nominal amount of the shares
       which may be re purchased by the Company pursuant
       to the approval of this resolution shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution, and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company by the as required by any applicable
       laws or the Articles of Association of the
       Company has to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5, the general mandate under Resolution 4 to
       extend by increasing nominal amount of share
       capital of the Company permitted to be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with the mandate granted
       under the Resolution 4 by an amount equivalent
       to the aggregate nominal amount of the shares
       in the capital of the Company which may be
       repurchased by the Company pursuant to and
       in accordance with the mandate granted under
       Resolution 5, to the aggregate nominal amount
       shall not exceed 10% of the existing issued
       share capital of the Company as at the date
       of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CITY OF LONDON INVESTMENT TRUST PLC                                                         Agenda Number:  701363145
--------------------------------------------------------------------------------------------------------------------------
    Security:  G90260103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Oct-2007
        ISIN:  GB0001990497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 30 JUN 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 JUN 2007

3.     Re-elect Sir Keith Stuart as a Director of the            Mgmt          For                            For
       Company

4.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For

5.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

6.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80] up to
       an aggregate nominal amount of GBP 2,594,685
       [5% of the issued ordinary share capital; [Authority
       expires at the conclusion of the AGM of the
       Company in 2008]; and the Board may allot relevant
       securities after the expiry of this authority
       in pursuance of that offer or an agreement
       made prior to such expiry

S.7    Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities and subject to the
       passing of Resolution 6, and pursuant to Section
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94(2) of the
       Act] for cash pursuant to the authority conferred
       by Resolution 6, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act]
       to the allotment and to sell the relevant shares
       [Section 94 of the Act] if, immediately before
       the sale, such shares are held by the Company
       as treasury shares [as specified in Section
       162A of the Act for cash as if Section 89(1)
       of the Act did not apply to any such sale],
       provided that this power is limited to the
       allotment of equity securities up to an aggregate
       nominal amount of GBP 2,594,685 [being 5% of
       the issued ordinary share capital]; [Authority
       expires at the conclusion of the AGM of the
       Company in 2008]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of that offer or agreement
       made prior to such expiry

S.8    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to 14.99% of the Company's ordinary share
       capital at the date of the AGM [not exceeding
       31,115,472 ordinary shares equivalent to 14.99%
       of the Company's issued share capital] of 25p
       each in the capital of the Company, at a minimum
       price of 25p and up to 105% of the average
       of the middle market quotations for an ordinary
       share taken from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the AGM of the Company in 2008]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry; any ordinary
       shares so purchased shall be cancelled or,
       if the Directors so determine and subject to
       the provision of the Companies [Acquisition
       of own shares] [Treasury Shares] Regulations
       2003 and any applicable regulations of the
       United Kingdom Listing Authority, held as Treasury
       Shares

S.9    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to GBP 301,982 of First Preference Stock
       [4.2% of the Company's Cumulative First Preference
       Stock [the First Preference Stock]] and up
       to GBP 996,151 of the Second Preference Stock
       [4.2% of the Company's Cumulative Second Preference
       Stock [the Second Preference Stock]] and up
       to GBP 589,672 of the Preferred Ordinary Stock
       [14% Non-Cumulative Preferred Ordinary Stock
       [the Preferred Ordinary Stock]] at a minimum
       price which may be paid for each GBP 1 of the
       capital pf the Preferred Stock is 1p each of
       capital of the Preference Stock and up to 110%
       of the prevailing middle market quotations
       for GBP 1 of the capital of the relevant Preferred
       Stock taken from the London Stock Exchange
       Daily Official List, over the previous business
       day; [Authority expires at the conclusion of
       the AGM of the Company in 2008]; the Company,
       before the expiry, may make a contract to purchase
       any class of Preferred Stock pursuant to such
       contract which will or may be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 CKD CORPORATION                                                                             Agenda Number:  701622842
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08022113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3346800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLARINS S A                                                                                 Agenda Number:  701511087
--------------------------------------------------------------------------------------------------------------------------
    Security:  F18396113                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  FR0000130296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the report of the Executive Committee             Mgmt          Abstain                        Against
       and the Auditors, approve the Company's financial
       statements for the YE 31 DEC 2007; approve
       the expenses and charges that were not tax
       deductible of EUR 178,663.00 with a corresponding
       tax of EUR 61,514.00 earnings for the FY: EUR
       84,527,805.00, grant permanent discharge the
       Executive Committee and to the Auditors for
       the performance of their duties during the
       said FY

O.2    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statement for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.86 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O4     Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 84,527,805.00 retained earnings:
       EUR 15,115,085.00 balance available for the
       distribution: EUR 99,642,890.00 appropriation
       to legal reserve: debit balance of EUR 4,226,390.00
       distributable income: EUR 95,416,500.00 dividends:
       EUR 36,641,518.00 new retained earnings: EUR
       60,774,982.00; receive a net dividend of EUR
       0.85 per share, and will entitled to the 40%
       deduction provided by the French Tax Code;
       this dividend will be paid on 09 JUN 2008;
       as required Bylaw, it is remained that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 1.35 for FY 2006, EUR 0.85 for
       FY 2005 EUR 0.80 for FY 2004

O.5    Appoint Mr. Christian Courtin as a Member of              Mgmt          For                            For
       the Supervisory Board for a 6 year period

O.6    Approve to renew appointment PricewaterhouseCoopers       Mgmt          For                            For
       Audit SA as a Statutory Auditor for a 6 year
       period

O.7    Approve to renew appointment of Mr. Yves Nicolas          Mgmt          For                            For
       as a Deputy Auditor for a 6 year period

O.8    Approve the resignation of Audit De France Solip          Mgmt          For                            For
       and of Laurent Ginet as a Deputy Auditor

O.9    Approve to award total annual fees of EUR 200,000.00      Mgmt          For                            For
       to the Supervisory Board

O.10   Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions as specified: maximum purchase
       price : EUR 75.00, maximum number of shares
       to be acquired: 10% of the share capital; maximum
       fund invested in the share Buy backs: EUR 100,000,000.00;[Authority expires at 18 month period]; to take all necessary
       measures and accomplish all necessary formalities

E.11   Receive the special report of the Executive               Mgmt          For                            For
       Committee and of Auditors on agreements Governed
       by Article L.225.209 of the French Commercial
       code, grant authority to the Executive Committee
       to reduce the share capital, 1 or more occasions
       and at its sole description, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan; up
       to a maximum of 10% of the shares capital over
       a 24 month period; [Authority expires at 18
       month period]; to take all necessary measures
       and accomplish all necessary formalities

E.12   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, in 1or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 47,000,000.00, by way of capitalizing
       reserves profit, premiums or other means, provided
       that such capitalization is allowed by Law
       and under the By laws, by issuing bonus shares
       or raising the par value of existing shares,
       or by a combination of these methods; [Authority
       expires at 26 month period]; to take all necessary
       measures and accomplish all necessary formalities

E.13   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.129, L.228.92
       of the French Commercial Code, approve said
       report and the agreements referred to therein,
       authorize the Executive Committee to increase
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       150,000,000.00, by issuance with preferred
       subscription rights maintained, of debt securities
       which may be issued shall not exceed EUR 1,000,000,000.00,[Authority expires at 26 month period], to take all necessary
       measures and accomplish all necessary formalities

E.14   Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225.129.2,
       L.225.135, l.228.92 of the French Commercial
       Code, authorize the Executive Committee to
       increase the capital, on 1 or more occasion
       in France or abroad, by a maximum nominal amount
       of EUR 150,000,000.00, by issuance with preferred
       subscription rights maintained of debt securities,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 1.0;
       [Authority expires at 26 month period]; to
       take all necessary measures and accomplish
       all necessary formalities; this delegations
       of powers supersedes any and all earlier delegations
       to the same effect

E.15   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.148, L.225.129
       A L.225.129.6 ETL.228.92 of the French Commercial
       Code, authorize the Executive Committee to
       issue Company's equity securities or securities
       given access to the Company's share capital
       in consideration for securities tendered in
       a public exchange offer initiated by the Company
       concerning the shares of another Company;[Authority
       expires at 26 month period], the maximum nominal
       amount of capital increases to be carried out
       under this delegation of authority shall not
       exceed EUR 150,000,000.00, to take all necessary
       measures and accomplish all necessary formalities,
       this delegations of powers supersedes any and
       all earlier delegations to the same effect

E.16   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing shares or securities
       giving access to the capital, consideration
       for the contributions inkind granted to the
       Company and compressed of capital securities
       or securities giving access to share capital,
       [Authority expires at 26 month period], this
       amount shall count against the overall value
       set forth in resolution number 14, to take
       all necessary measures and accomplish all necessary
       formalities, this delegations of powers supersedes
       any and all earlier delegations to the same
       effect

E.17   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.129.6,
       L.225.138.1 of the French Commercial Code,
       authorize the executive committee to increase
       the share capital, on 1or more occasions, at
       its sole discretion in favor of employees and
       corporate officers of the Company who are Members
       of a Company Savings Plan; [Authority expires
       at 26 month period] and for a nominal amount
       that shall not exceed EUR 3,000,000.00, to
       take all necessary measures and accomplish
       all necessary formalities, this delegations
       of powers supersedes any and all earlier delegations
       to the same effect

E.18   Amend the Articles number 15, 18, 28 of the               Mgmt          For                            For
       ByLaws

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 CLARION CO.,LTD.                                                                            Agenda Number:  701618425
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08064107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3269200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 CLEANUP CORPORATION                                                                         Agenda Number:  701626030
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08106106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3270200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLOSE BROTHERS GROUP PLC                                                                    Agenda Number:  701378677
--------------------------------------------------------------------------------------------------------------------------
    Security:  G22120102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  GB0007668071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements for the YE 31 JUL 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 JUL 2007

3.     Declare a final dividend for the YE 31 JUL 2007           Mgmt          For                            For

4.     Declare a special dividend for the YE 31 JUL              Mgmt          For                            For
       2007

5.a    Re-elect Mr. R.D. Kent as a Director of the               Mgmt          Against                        Against
       Company

5.b    Re-elect Mr. D.G.J. Paterson as a Director of             Mgmt          For                            For
       the Company

5.c    Re-elect Mr. D.C. Pusinelli as a Director of              Mgmt          For                            For
       the Company

6.     Re-appoint the Auditors of the Company                    Mgmt          For                            For

7.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

S.8    Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163 of the Companies Act 1985 [the
       Act]] of up to 22,099,000 ordinary shares of
       25p each [the shares] and up to 5% above the
       average of the middle market quotation for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and an amount equal to the higher of the
       price of the last independent trade of a share
       as derived from the London Stock Exchange,
       and not less than 25 per share [in each case
       exclusive of expenses]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 18 months]; and expiry of
       the authority shall not preclude any purchase
       of shares made pursuant to any contract concluded
       before the expiry date and which would or may
       be executed wholly or partly after the expiry
       date before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

9.     Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 7.1 of the Company's
       Articles of Association for a period expiring
       5 years from the date on which this resolution
       is passed and for that period the Section 80
       amount shall be GBP 12,277,000

S.10   Approve to renew the power conferred on the               Mgmt          For                            For
       Directors by Article 7.2 of the Company's Articles
       of Association for a period expiring at the
       end of the next AGM of the Company from the
       date on which this resolution is passed and
       for that period the Section 89 shall be GBP
       1,841,000




--------------------------------------------------------------------------------------------------------------------------
 CLS HOLDINGS PLC                                                                            Agenda Number:  701391411
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2212D104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Nov-2007
        ISIN:  GB0001592475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, in addition to the authority       Mgmt          For                            For
       granted at the AGM of 22 MAY 2007 to make market
       purchases of up to 7,082,262 ordinary shares
       of 25p each in the capital of the Company,
       to make market purchases [Section 163(3)] of
       up to 1,548,395 ordinary shares pursuant to
       tenders made in relation to the Tender Offer
       [as specified] at a minimum price of 600p and
       the maximum price [exclusive of expenses] which
       shall be paid for an ordinary share pursuant
       to this authority shall be an amount equal
       to 10% above the average of the closing middle
       market quotations for the ordinary shares as
       derived from SEDOL for the 5 dealing days immediately
       preceding the day on which the Directors set
       the increased price; [Authority expires 18
       months from the date of passing of this resolution];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 CLS HOLDINGS PLC                                                                            Agenda Number:  701559075
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2212D104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GB0001592475
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual report             Mgmt          For                            For
       and accounts for the YE 31 DEC 2007, together
       with the Directors' report and the Independent
       Auditor's report on those accounts

2.     Approve the Directors' remuneration report as             Mgmt          Against                        Against
       specified

3.     Re-elect Mr. Per Sjoberg as a Director                    Mgmt          For                            For

4.     Re-elect Mr. James Dean as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Thomas Lundqvist as a Director               Mgmt          For                            For

6.     Re-elect Mr. Bengt Mortstedt as a Director                Mgmt          For                            For

7.     Re-elect Mr. Tom Thomson as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Anders Boos as a Director                    Mgmt          For                            For

9.     Re-elect Mr. Malcolm Cooper as a Director                 Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       until the conclusion of the next AGM

11.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

12.    Authorize the Directors, in place of the equivalent       Mgmt          For                            For
       authority conferred on the Directors at the
       last AGM and in accordance with Section 80
       of the Companies Act 1985, to allot relevant
       securities [which for the purposes of this
       resolution shall have the same meaning as in
       section 80(2) of the Companies Act 1985] of
       the Company provided that the maximum amount
       of relevant securities that may be allotted
       pursuant to the authority given by this resolution
       shall be an aggregate nominal amount of GBP
       5,573,979.50; [Authority expires at the end
       of 5 years]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry and to enable the
       Company to make an offer or agreement before
       the expiry of such authority which would or
       might require relevant securities to be allotted
       after such expiry; and in relation to the grant
       of any right to subscribe for, or convert any
       securities into, shares in the Company, the
       reference in this resolution to the maximum
       amount of relevant securities that may be allotted
       is to the maximum amount of shares which may
       be allotted pursuant to such right

s.13   Authorize the Directors: in place of the equivalent       Mgmt          For                            For
       authority conferred on the Directors at the
       last AGM a) to exercise the power contained
       in Article 164(B) of the Articles of Association
       of the Company as from time to time varied
       so that, to the extent and in the manner determined
       by the Directors, the holders of ordinary shares
       of 25p each in the capital of the Company be
       permitted to elect to receive new ordinary
       shares credited as fully paid, instead of the
       whole or any part of any dividends [including
       interim dividends] paid by the Directors or
       declared by the Company in general meeting
       during or in respect of the FY of the Company
       ending on 31 DEC 2008; and b) to capitalize
       the appropriate nominal amount of the new ordinary
       shares failing to be allotted pursuant to any
       elections made as aforesaid out of the amount
       standing to the credit of any reserve or fund
       [including the profit and loss account, share
       premium account, capital redemption reserve
       or any other non-distributable reserve], whether
       or not the same is available for distribution,
       as the Directors may determine, to apply such
       sum in paying up such ordinary shares in full
       and to allot such ordinary shares to the shareholders
       of the Company validly making such elections
       in accordance with their respective entitlements

s.14   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities, to allot equity securities
       [Section 94(2) of the Companies Act 1985 of
       the Company] pursuant to the authority conferred
       by Resolution 12, dis-applying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities i) in connection with
       a rights issue; and ii) up to an aggregate
       nominal amount of GBP 841,159 being up to 3,364,637
       [5% of the issued share capital of the Company
       [excluding treasury shares] after the completion
       of the Tender Office]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry and
       to enable the Company to make an offer or agreement
       before the expiry of such power which would
       or might require equity securities to be allotted
       after such expiry and words and expressions
       defined in or for the purposes of Sections
       89 to 95 inclusive of Companies Act 1985 shall
       bear the same meanings in this resolution

s.15   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of up to 6,729,275 ordinary shares
       of 25p each in the capital of the Company,
       at a minimum price which may be paid for any
       ordinary shares is the par value of such share
       from time to time and not more than 5% of the
       average of the closing middle market quotations
       for the ordinary shares derived from the London
       Stock Exchange Daily Official List [SEDOL],
       over the previous 5 business days and amount
       equal to a price no higher than the higher
       of the price of the last independent trade
       and the highest current independent bid on
       SEDOL, in each case exclusive of expenses;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 18 months];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 CLUB MEDITERRANEE SA, PARIS                                                                 Agenda Number:  701456281
--------------------------------------------------------------------------------------------------------------------------
    Security:  F18690101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  FR0000121568
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the reports of the Chairman of the Board          Mgmt          For                            For
       of Directors on the conditions for the preparation
       and the organization of the work of the Board
       and the Auditors on the internal audit procedures
       in accounting and financial matters and receive
       the reports of the Board of Directors and the
       Auditors; approve the Company's financial statements
       for the YE in 31 OCT 2007, as presented; income
       for the FY: EUR 38,020,554.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; income for the
       FY: EUR 10,468,000.00

O.3    Approve to record the loss for the year of EUR            Mgmt          For                            For
       38,020,554.00 as a deficit in retained earnings,
       following this appropriation, the retained
       earnings account will show a new balance of
       EUR 260,341.00

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38 and
       following of the French Commercial Code and
       approve the agreements entered into or which
       remained in force during the FY

O.5    Approve to award total annual fees of EUR 305,000.00      Mgmt          For                            For

O.6    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Adam as a Director for a 3 year period

O.7    Approve to renew the appointment of Mr. Saud              Mgmt          For                            For
       Al sulaiman as a Director for a 3 year period

O.8    Approve to renew the appointment of Mr. Mustapha          Mgmt          For                            For
       Bakkoury as a Director for a 3 year period

O.9    Approve to renew the appointment of Mr. David             Mgmt          For                            For
       Dautresme as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. Thierry           Mgmt          For                            For
       De Latour D'Artaise as a Director for a 3 year
       period

O.11   Approve to renew the appointment of Mr. Henri             Mgmt          For                            For
       Giscard D'Estaing as a Director for a 3 year
       period

O.12   Approve to renew the appointment of Mr. Paul              Mgmt          For                            For
       Jeanbart as a Director for a 3 year period

O.13   Approve to renew the appointment of Mr. Aimery            Mgmt          For                            For
       Langlois-Meurinne as a Director for a 3 year
       period

O.14   Approve to renew the appointment of Mr. Pascale           Mgmt          For                            For
       Lebard as a Director for a 3 year period

O.15   Approve to renew the appointment of Mr. Anne              Mgmt          For                            For
       Claire Taittinger as a Director for a 3 year
       period

O.16   Ratify the appointment of Auditex as a Substitute         Mgmt          For                            For
       Auditors, to replace Francois Carrega, for
       the Remainder of Francois Carrega's term of
       office, i.e. until the shareholders' meeting
       called to approve the financial statements
       for the FYE 31 OCT 2012

O.17   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions: Maximum Purchase Price:
       EUR 70.00, minimum Sale Price: EUR 30.00, Maximum
       number of shares to be acquired: 19,370,705,
       Maximum funds invested in the share buybacks:
       EUR: 135,594,935.00; [Authority expires after
       the end of 18-month period]; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 08 MAR 2007
       in its Resolution Number 15

O.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

E.19   Amend the Article No. 7 of the By-laws                    Mgmt          For                            For

E.20   Amend the Article No. 8 of the By-laws                    Mgmt          For                            For

E.21   Amend the Article No. 28 of the By-laws                   Mgmt          For                            For

E.22   Amend the Article No. 30 of the By-laws                   Mgmt          For                            For

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period; [Authority expires after the end of
       a 18-month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 08 MAR 2007
       in its Resolution Number 28; grant full powers
       to the bearer of an original, a copy or extract
       of the minutes of this meeting to carry out
       all filings, publications and other formalities
       prescribed Bylaw

E.24   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 CMK CORPORATION                                                                             Agenda Number:  701623844
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08148108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3712000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 CML HEALTHCARE INCOME FD                                                                    Agenda Number:  701550510
--------------------------------------------------------------------------------------------------------------------------
    Security:  12582P105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA12582P1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors of CML Healthcare Inc. [CML]          Mgmt          For                            For
       as specified

2.     Elect the Trustees of the Fund as specified               Mgmt          For                            For

3.     Appoint the Auditors of the Fund as specified             Mgmt          For                            For
       and authorize the Trustees of the Fund to fix
       their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CNPC (HONG KONG) LTD                                                                        Agenda Number:  701554518
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2237F100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and of the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 0.12 per share            Mgmt          For                            For

3.a    Re-elect Mr. Cheng Cheng as a Director                    Mgmt          Against                        Against

3.b    Re-elect Dr. Lau Wah Sum as Independent Non-Executive     Mgmt          For                            For
       as a Director

3.c    Re-elect Mr. Li Kwok Sing Aurbrey as an Independent       Mgmt          For                            For
       Non-Executive Director

3.d    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Appoint Deloitte Touche Tohmatsu as the Auditors          Mgmt          For                            For
       for the ensuing year in place of the retiring
       Auditors Deloitte Touche Tohmatsu and authorize
       the Directors to fix their remuneration

5.     Authorize the Directors to purchase shares of             Mgmt          For                            For
       HKD 0.01 each in the capital of the Company
       during the relevant period, that the nominal
       amount of the share to be purchased not exceeding
       10% of the total nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the bye-laws of the Company or any applicable
       law of Bermuda to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to a
       rights issue or the Company's executive Share
       Option Scheme [ the Share Option Scheme]; such
       mandate shall be additional to the authority
       to be given to the Directors to grant options
       under the Share Option Scheme and, at any time,
       to allot and issue additional shares in the
       capital in the capital of the Company arising
       from the exercise of subscription rights under
       such options; During relevant period the right
       issue an offer of shares open for a period
       by the Directors made to holders of shares
       on the register of members of the Company on
       a fixed record date in proportion to their
       holding such shares (subject to such exclusions
       as the Directors may deem or expedient in relation
       to fractional entitlements having regard to
       any restriction; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM of
       the Company is required by the bye-laws of
       the Company or any applicable law of Bermuda
       to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company, to allot and
       dispose of shares pursuant to Resolution 6,
       by the addition to the aggregate nominal amount
       of the share capital which may be allotted
       or agreed to be allotted by the Directors of
       the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital which has been
       purchased by the Company pursuant to Resolution
       5, provided that such amount shall not exceed
       10% of the total nominal amount of the share
       capital of the Company in issue on the date
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 COBHAM PLC                                                                                  Agenda Number:  701524084
--------------------------------------------------------------------------------------------------------------------------
    Security:  G41440143                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B07KD360
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the audited financial statements
       for the YE 31 DEC 2007 now laid before the
       meeting

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 contained in the 2007 annual
       report and accounts now laid before the meeting

3.     Declare the final dividend of 3.28p per ordinary          Mgmt          For                            For
       share of 2.5p recommended by the Directors
       payable on 01 JUL 2008 to ordinary shareholders
       on the register as at the close of business
       on 30 MAY 2008

4.     Re-appoint Mr. G.F. Page as a member of the               Mgmt          For                            For
       Nomination Committee

5.     Re-appoint Mr. D.J. Turner as a member of the             Mgmt          For                            For
       Nomination and Remuneration Committees

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

7.     Approve the remuneration of the Auditors to               Mgmt          For                            For
       detrmine by the Directors

S.8    Approve and adopt, with effect from 01 OCT 2008           Mgmt          Against                        Against
       the Articles of Association as specified, as
       the Articles of the Company in substitution
       for and to the exclusion of the current Articles
       of Association

S.9    Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company's Articles of Association,
       to make market purchases [Section 163 of the
       Companies Act 1985] of up to 113,738,042 ordinary
       shares of 2.5p each in the capital of the Company,
       and not more than 105% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, for the
       5 business days preceding the date of purchased
       and the amount stipulated by Article 5(1) of
       the Buy-back and Stabilization Regulation 2003;
       the minimum price which may be paid per ordinary
       share in the nominal value of such ordinary
       share [in each case exclusive of expenses (if
       any) payable by the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2009 or 01 JUL 2009]; and the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company's Articles of Association,
       to allot relevant securities up to an aggregate
       nominal amount of GBP 8,545,489; [Authority
       expires the earlier of the next AGM of the
       Company in 2009 or 01 JUL 2009]; and all previous
       unutilized authorities under Section 80 of
       the Companies Act 1985 shall cease to have
       effect [save to the extent that the same are
       exercisable pursuant to Section 80(7) of the
       Companies Act 1985 by reason of any offer or
       agreement made prior to the date of this resolution,
       which would or might require relevant securities
       to be allotted on or after the date of this
       resolution

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Company's Articles of Association,
       to allot equity securities for cash, in connection
       with Article 7(a)(i) of the Company's Articles
       of Association be limited to the allotment
       of equity securities having a nominal amount
       not exceeding in aggregate GBP 1,421,725; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company after passing this resolution
       or 01 JUL 2009]; and all previous authorities
       under Section 95 of the Companies Act 1985
       shall cease to have effect




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA CENTRAL JAPAN CO.,LTD.                                                            Agenda Number:  701488048
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0814J104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3293300004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

2.12   Appoint a Director                                        Mgmt          Against                        Against

2.13   Appoint a Director                                        Mgmt          Against                        Against

2.14   Appoint a Director                                        Mgmt          Against                        Against

2.15   Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA WEST HOLDINGS COMPANY,LIMITED                                                     Agenda Number:  701472184
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0814U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Mar-2008
        ISIN:  JP3293200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 COFIDE CIA FINANZIARIA DE BENEDETTI SPA, TORINO                                             Agenda Number:  701506478
--------------------------------------------------------------------------------------------------------------------------
    Security:  T19404101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0000070786
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THE BOARD OF AUDITORS WILL               Non-Voting
       BE APPOINTED BY SLATE VOTE. THE SLATES OF CANDIDATES
       CAN BE PRESENTED BY SHAREHOLDERS WHO, INDIVIDUALLY
       OR TOGETHER WITH OTHERS, HOLD AT LEAST 2.5%
       OF THE VOTING SHARE CAPITAL. THE SLATES, ALONG
       WITH THE REQUIRED DOCUMENTS, MUST BE DEPOSITED
       AT THE COMPANY'S REGISTERED OFFICE AT LEAST
       15 DAYS PRIOR THE FIRST CALL OF THE MEETING.
       THANK YOU.

A.1    Approve the report on the Management and financial        Mgmt          For                            For
       statement as of 31 DEC 2007 and the Board of
       Auditors report; related resolutions

A.2    Appoint the Board of Auditors for years 2008,             Mgmt          For                            For
       2009 and 2010 and approve to determine the
       related emolument

A.3    Approve to grant auditing authority to individual         Mgmt          For                            For
       balance sheet and consolidation balance sheet,
       Bi yearly report and ongoing activities , as
       per Law Decree 58 98; and approve to determine
       of the related emoluments

A.4    Approve to revoke the resolution taken on 27              Mgmt          For                            For
       APR 2007 related to the authorization to buy
       back and dispose own shares and proposal of
       new authorization

A.5    Approve the Incentive Plan for the year 2008              Mgmt          For                            For

E.6    Authorize the Board of Directors, in compliance           Mgmt          For                            For
       with ARTT. 2420 TER and 2443 of the Civil Code;
       amend Article 17 of the Corporate by Laws related
       and consequential resolutions




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SICAFI, BRUXELLES                                                                 Agenda Number:  701441470
--------------------------------------------------------------------------------------------------------------------------
    Security:  B25654136                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Jan-2008
        ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       435997 DUE TO AN AMENDMENT TO THE AGENDA. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Receive the notification on Share Capital Reduction       Non-Voting

1.2    Receive the notification of reduction of reserves         Non-Voting
       as specified above

1.3    Approve the reduction of share capital through            Mgmt          For                            For
       cancellation of 58,320 treasury shares

2.A    Receive the special Board report on Merger by             Non-Voting
       absorption of Douce Quietude BVBA, La Rasante
       Tennis Club NV, and Media Corner EUR V; related
       announcements

2.B.1  Approve the Merger by absorption of Douce Quietude        Mgmt          Abstain                        Against
       BVBA, La Rasante Tennis Club NV, and Media
       Corner EUR V

2.B.2  Approve the Various Merger Conditions                     Mgmt          Abstain                        Against

2.B.3  Approve to determine the issue conditions of              Mgmt          Abstain                        Against
       new shares created for the purpose of proposed
       Mergers

2.B.4  Approve the Merger by Absorption of Douce Quietude        Mgmt          Abstain                        Against
       BVBA, Fix Exchange Ratio and the Capital increase
       of EUR 109,116.70

2.B.5  Approve the Merger by absorption of La Rasante            Mgmt          Abstain                        Against
       Tennis Club NV, Fix Exchange Ratio and the
       Capital increase of EUR 5,231,917.88

2.B.6  Approve the Merger by absorption of Media Corner          Mgmt          Abstain                        Against
       EUR V, Fix Exchange Ratio and the Capital increase
       of EUR 7,296,395.12

2.C    Confirm realization of proposed Mergers                   Non-Voting

2.D    Amend Articles regarding: adjust share capital            Non-Voting
       to incorporate changes as specified

2.E    Receive overview of Assets to be transferred              Non-Voting

3.A    Receive the special Board report on Merger by             Non-Voting
       absorption of Holding Van Den Brande NV, Rustimmo
       NV, Deltimmo NV, De Wyngaertu NV, Rusthuis
       Smeedeshof NV, Senimmo NV, Speciale Woonbouw
       Voor Bejaarden NV, VMB NV and Van Den Brande
       NV

3.B.1  Approve the Merger Agreements with above mentioned        Mgmt          Abstain                        Against
       Entities

3.B.2  Approve the various Merger conditions                     Mgmt          Abstain                        Against

3B3.1  Approve the Merger by absorption of Holding               Mgmt          Abstain                        Against
       Van Den Brande NV

3B3.2  Approve the Merger by absorption of Rustimmo              Mgmt          Abstain                        Against
       NV

3B3.3  Approve the Merger by absorption of Deltimmo              Mgmt          Abstain                        Against
       NV

3B3.4  Approve the Merger by absorption of De Wyngaert           Mgmt          Abstain                        Against
       NV

3B3.5  Approve the Merger by absorption of Rusthuis              Mgmt          Abstain                        Against
       Smeedeshof NV

3B3.6  Approve the Merger by absorption of Senimmo               Mgmt          Abstain                        Against
       NV

3B3.7  Approve the Merger by absorption of Speciale              Mgmt          Abstain                        Against
       Woonbouw Voor Bejaarden NV

3B3.8  Approve the Merger by absorption of VMB NV                Mgmt          Abstain                        Against

3B3.9  Approve the Merger by absorption of Van Den               Mgmt          Abstain                        Against
       Brande NV

3.C    Confirm realization of Proposed Mergers                   Non-Voting

3.D    Receive overview of Assets to be transferred              Non-Voting

4.1    Receive special Board report regarding authorized         Non-Voting
       capital

4.2    Grant authority to increase the share capital             Mgmt          Abstain                        Against
       up to EUR 640 Million

4.3    Authorize the Board to issue shares in the Event          Mgmt          Against                        Against
       of a Public Tender Offer or Share Exchange
       Offer

5.1    Amend Articles to Incorporate Law of 20 JUL               Mgmt          For                            For
       2004 regarding Collective Management of Investment
       Portfolio

5.2    Amend Article 21 regarding Change Wording                 Mgmt          For                            For

6.     Approve the implementation of approved resolutions        Mgmt          For                            For
       and filing of required documents/formalities
       at Trade Registry




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SICAFI, BRUXELLES                                                                 Agenda Number:  701527838
--------------------------------------------------------------------------------------------------------------------------
    Security:  B25654136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Receive the Directors' reports                            Non-Voting

2.     Receive the Auditors' reports                             Non-Voting

3.     Approve the financial statements and allocation           Mgmt          For                            For
       of income

4.     Receive the consolidated financial statements             Non-Voting

5.     Grant discharge to the Directors                          Mgmt          For                            For

6.     Grant discharge to the Auditors                           Mgmt          Against                        Against

7.     Receive the reports of the Directors' and the             Non-Voting
       Auditors of La Rasante Tennis Club

8.     Approve the financial statements of La Rasante            Mgmt          For                            For
       Tennis Club

9.     Grant discharge to the of Directors' La Rasante           Mgmt          For                            For
       Tennis Club

10.    Grant discharge to the Auditors of La Rasante             Mgmt          Against                        Against
       Tennis Club

11.A   Elect Mr. Robert Franssen as a Director                   Mgmt          Against                        Against

11.B   Elect Mr. Andre Dickx as a Director                       Mgmt          For                            For

11.C   Elect Mr. Serge Fautre as a Director                      Mgmt          For                            For

11.D   Elect Mr. Jean-Edouard Carbonelle as a Director           Mgmt          For                            For

11.E   Elect Mr. Jean Franken as a Director                      Mgmt          For                            For

12.    Approve and ratify the Auditors remuneration              Mgmt          Against                        Against

13.    Transact other Business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 COGECO CABLE INC                                                                            Agenda Number:  701412277
--------------------------------------------------------------------------------------------------------------------------
    Security:  19238V105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-Dec-2007
        ISIN:  CA19238V1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the persons, named in the Management Proxy          Mgmt          For                            For
       Circular, as the Directors

2.     Appoint Deloitte and Touche LLP as the Auditors           Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.     Amend the Corporation's Stock Option Plan                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COGNOS INC                                                                                  Agenda Number:  701433144
--------------------------------------------------------------------------------------------------------------------------
    Security:  19244C109                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  14-Jan-2008
        ISIN:  CA19244C1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Approve the arrangement under Section 192 of              Mgmt          For                            For
       the Canada Business Corporations Act involving
       the acquisition by 1361454 Alberta ULC, an
       indirect subsidiary of International Business
       Machines Corporation, of all the issued and
       outstanding common shares of Cognos Incorporated
       in exchange for USD 58.00 per common share,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 COLOPLAST A/S                                                                               Agenda Number:  701425010
--------------------------------------------------------------------------------------------------------------------------
    Security:  K16018184                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  DK0010309657
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Directors' report on the activities           Mgmt          For                            For
       of the Company in the past FY

2.     Receive and adopt the audited annual report               Mgmt          For                            For

3.     Approve the distribution of the profit according          Mgmt          For                            For
       to the adopted annual report

4.a    Amend Articles 1(2) and 6(1) as specified                 Mgmt          For                            For

4.b    Approve, to reduced the Company's share capital           Mgmt          For                            For
       by a nominal amount of DKK 10 million of the
       Company's holding of treasury shares and that
       these own shares be cancelled, as specified;
       and amend Article 3(1) of the Articles of Association,
       as specified

4.c    Approve, the guidelines, with effect from 01              Mgmt          For                            For
       JUL 2007, Section 69 b of the Danish Companies
       Act stipulates, laid down by the Board of Directors
       of a Listed Company for incentive pay to its
       Members of the Board of Directors and Executive
       Management before any specific agreements to
       this effect can be made, as specified; and
       amend the Articles of Association by including
       a new Article 15 and by deleing Article 13(4)
       and existing Article 15 be re-numbered to Article
       16, existing Article 16 to be re-numbered to
       Article 17, existing Article 17 to be re-numbered
       to Article 18, existing Article 18 to be re-numbered
       to Article 19

4.d    Approve to increase the emoluments of the Members         Mgmt          For                            For
       of the Board of Directors to DKK 325,000 with
       a premium of 200% and 75% to the Chairman and
       Deputy Chairman, respectively; this is according
       to the market

4.e    Authorize the Board of Directors to buy own               Mgmt          For                            For
       shares representing up to 10% of the share
       capital of the Company in accordance with the
       provisions of Section 48 of the Danish Companies
       Act, the maximum/minimum price to be paid for
       the shares has been specified as the market
       price at the time of purchase +/- 10%; [Authority
       expires at the AGM in 2008]

5.1    Re-elect Mr. Michael Pram Rasmussen, Director             Mgmt          For                            For
       (Chairman) as a Director

5.2    Re-elect Mr. Niels Peter Louis-Hansen, BCom               Mgmt          For                            For
       (Deputy Chairman) as a Director

5.3    Re-elect Mr. Sven Hakan Bjorklund as a Director           Mgmt          For                            For

5.4    Re-elect Mr. Per Magid, Attorney as a Director            Mgmt          For                            For

5.5    Re-elect Mr. Torsten E. Rasmussen as a Director           Mgmt          For                            For

5.6    Re-elect Ms. Ingrid Wiik as a Director                    Mgmt          For                            For

5.7    Elect Mr. Jorgen Tang-Jensen, Chief Executive             Mgmt          For                            For
       Officer, VELUX A/S as a Director

6.     Re-elect PricewaterhouseCoopers as the Auditor            Mgmt          Against                        Against

7.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 COLT TELECOM GROUP SA, LUXEMBOURG                                                           Agenda Number:  701501846
--------------------------------------------------------------------------------------------------------------------------
    Security:  L18842101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  LU0253815640
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       on the consolidated and the unconsolidated
       financial statements and annual accounts of
       the Company for the FYE 31 DEC 2007

2.     Receive the consolidated and the unconsolidated           Mgmt          For                            For
       financial statements and annual accounts of
       the Company for the FYE 31 DEC 2007 and the
       Independent Auditors' reports thereon

3.     Approve the consolidated financial statements             Mgmt          For                            For
       and the annual accounts of the Company for
       the FYE 31 DEC 2007

4.     Approve the unconsolidated financial statements           Mgmt          For                            For
       and annual accounts of the Company for the
       FYE 31 DEC 2007

5.     Approve the results of the Company for the FYE            Mgmt          For                            For
       31 DEC 2007 by allocation of the annual net
       loss to the carry forward account

6.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the FYE 31 DEC 2007

7.     Grant discharge to the Directors and the Independent      Mgmt          For                            For
       Auditors for the FYE 31 DEC 2007

8.     Re-elect Mr. Andreas Barth as a Director                  Mgmt          For                            For

9.     Re-elect Mr. Tony Bates as a Director                     Mgmt          For                            For

10.    Re-elect Mr. Rakesh Bhasin as a Director                  Mgmt          For                            For

11.    Re-elect Mr. Vincenzo Damiani as a Director               Mgmt          For                            For

12.    Re-elect Mr. Hans Eggerstedt as a Director                Mgmt          For                            For

13.    Re-elect Mr. Gene Gabbard as a Director                   Mgmt          For                            For

14.    Re-elect Mr. Simon Haslam as a Director                   Mgmt          For                            For

15.    Re-elect Mr. Robert Hawley as a Director                  Mgmt          For                            For

16.    Re-elect Mr. Timothy Hilton as a Director                 Mgmt          For                            For

17.    Re-elect Mr. John Remondi as a Director                   Mgmt          For                            For

18.    Re-elect Mr. Frans Van Den Hoven as a Director            Mgmt          For                            For

19.    Re-elect Mr. Richard Walsh as a Director                  Mgmt          For                            For

20.    Re-appoint PricewaterhouseCoopers S.a.r.l, as             Mgmt          For                            For
       the Independent Auditors of the Company, to
       hold office until the conclusion of the next
       AGM

21.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Independent Auditors

22.    Authorize the Company to make market purchases            Mgmt          For                            For
       of its ordinary shares of EUR 1.25 each on
       the London Stock Exchange the conditions set
       out under the Article 49-2 of the Law of 10
       AUG 1915 on Commercial Companies as amend to
       the following conditions; (a) the maximum aggregate
       number of ordinary share which may be purchased
       is 68,035,979; (b) ordinary shares may not
       be purchased on the London Stock Exchange at
       a price which is more than 5% above the average
       of the middle market quotations for the ordinary
       shares, as taken from the London Stock Exchange
       Daily Official List for the 5 business days
       preceding the date of purchase or which is
       less than EUR 1.25 per ordinary shares; [Authority
       shall expire no later than 15 months from the
       date of the conclusion of the 2008 AGM of the
       Company, the Company may before such expiry
       enter into a contract of purchase under which
       such purchase may be completed or executed
       wholly or partly after the expiration of this
       authority

23.    Authorize the Company, pursuant to Article 16             Mgmt          For                            For
       of the Luxembourg Transparency Law of 11 JAN
       2008, to give, send or supply information [including
       any notice and document] that is required or
       authorized to be given; sent or supplied to
       a Shareholder by the Company whether required
       by Law or under the Company's Articles of Association
       or any other rules or regulations to which
       the Company may be subject by making the information
       [including any notice and document] available
       on the Company's website or by using electronic
       communication to an address provided by the
       shareholder




--------------------------------------------------------------------------------------------------------------------------
 COMDIRECT BANK AG, QUICKBORN                                                                Agenda Number:  701501454
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1548W102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  DE0005428007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 18 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report of the board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 57,900,534.15 as follows: payment
       of a dividend of EUR 0.41 per no-par share
       ex-dividend and payable date: 12 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: PricewaterhouseCoopersMgmt          Against                        Against
       AG, Hamburg

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares for trading purposes the Company shall
       be authorized to acquire own shares, at a price
       not deviating more than 10 % from the market
       price of the shares, on or before 31 OCT 2009;
       the trading portfolio of shares acquired for
       such purpose shall not exceed 5 % of the share
       capital at the end of any given day

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at prices not deviating more than 10 % from
       the market price of the shares, on or before
       31 OCT 2009; the board of Managing Directors
       shall be authorized to sell the shares on the
       stock exchange or to offer them to all shareholders,
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a pr
       ice not materially below their market price,
       to use the shares for acquisition purposes
       or as employee shares, to use the shares within
       the scope of the Company's Stock Option Plan
       2000 or for satisfying existing conversion
       or option rights, and to retire the shares

8.     Approval of the use of derivatives (call and              Mgmt          For                            For
       put options) for the purpose of acquiring own
       shares of u p to 5 % of the Company's share
       capital as per Item 7

9.     Resolution on the authorization to issue conv.            Mgmt          Against                        Against
       and/or warrant bonds, conv. and/or warrant
       profit-sharing rights, the creation of a contingent
       capital 2008, and the corresponding amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       registered and/or bearer bonds and/or profit-sharing
       rights of up to EUR 300,000,000, conferring
       conv. and/or option rights for new shares of
       the Company, on or before 08 MAY 2013; shareholders
       shall be granted subscription rights except
       for the issue of bonds conferring conv. and/or
       option rights for shares of the comp any of
       up to 10 % of its share capital if such bonds
       are issued at a price not materially below
       their theoretical market value, for residual
       amounts, for the issue of bonds against payment
       in kind in connect ion with mergers and acquisitions,
       and for the granting of such rights to other
       bondholders; the Company's share capital shall
       b e increased accordingly by up to EUR 30,000,000
       through the issue of u p to 30,000,000 new
       bearer no-par shares, insofar as conv. and/or
       option rights are exercised

10.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the object of the Company being
       amended

11.    Substitute election to the Supervisory Board              Mgmt          Against                        Against
       : Mr. Martin Hans Friedrich Zielke




--------------------------------------------------------------------------------------------------------------------------
 COMFORTDELGRO CORPORATION LTD                                                               Agenda Number:  701511126
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1690R106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  SG1N31909426
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the FYE
       31 DEC 2007 together with the Auditors' report
       thereon

2.     Declare a tax-exempt [1-tier] final dividend              Mgmt          For                            For
       of 2.65 cents per ordinary share in respect
       of the FYE 31 DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 505,000 for the FYE 31 DEC 2007

4.     Re-elect Mr. Oo Soon Hee as a Director, who               Mgmt          For                            For
       retires pursuant to Article 91 of the Company's
       Articles of Association

5.     Re-elect Mr. Ong Ah Heng as a Director, who               Mgmt          For                            For
       retires pursuant to Article 91 of the Company's
       Articles of Association

6.     Re-elect Mr. Tow Heng Tan as a Director, who              Mgmt          Against                        Against
       retires pursuant to Article 91 of the Company's
       Articles of Association

7.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the Listing Rules of the Singapore Exchange
       Securities Trading Limited, to issue shares
       in the Company [whether by way of rights, bonus
       or otherwise] at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit, provided that:
       a) the aggregate number of shares to be issued
       pursuant to this resolution does not exceed
       50% of the total number of issued shares in
       the capital of the Company excluding treasury
       shares, of which the aggregate number of shares
       to be issued other than on a pro-rata basis
       to shareholders of the Company does not exceed
       10% of the issued shares in the capital of
       the Company excluding treasury shares; b) for
       the purpose of determining the aggregate number
       of shares that may be issued under this resolution,
       the total number of issued shares excluding
       treasury shares, shall be based on the total
       number of issued shares in the capital of the
       Company, excluding treasury shares, at the
       time this resolution is passed, after adjusting
       for i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options which are outstanding at the
       time this resolution is passed, and ii) any
       subsequent bonus issue, consolidation or subdivision
       of shares; [Authority expires the earlier at
       the conclusion of the next AGM of the Company
       or when it is required by Law to be held]

9.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the ComfortDelGro Employees' Share Option
       Scheme, provided that the aggregate number
       of shares to be issued pursuant to the ComfortDelGro
       Employees' Share Option Scheme shall not exceed
       15% of the total issued shares in the capital
       of the Company excluding treasury shares, from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 COMINAR REAL ESTATE INVT TR                                                                 Agenda Number:  701550368
--------------------------------------------------------------------------------------------------------------------------
    Security:  199910100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CA1999101001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Robert Despres as a Director                    Mgmt          For                            For

1.2    Elect Mr. Dino Fuoco as a Director                        Mgmt          For                            For

1.3    Elect Mr. Gerard Coulombe as a Director                   Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          Against                        Against
       the REIT for the ensuring year and authorize
       the trustees to fix their remuneration

3.     Approve the amendments to the Unit Option Plan            Mgmt          For                            For
       related to (i) the increasing of the maximum
       number of the units that may be issued pursuant
       to the exercise of the option granted under
       the plan and (ii) the listing on the Toronto
       Stock Exchange of additional units to be listed
       as reserved for issuance pursuant to the plan

4.     Approve the amendment to the Section 5.1.7 of             Mgmt          For                            For
       the contract of trust as specified

5.     Approve the abrogate to the Section 5.1.11 of             Mgmt          For                            For
       the Contract of trust as specified

6.     Approve the abrogate to the Section 5.2.7 of              Mgmt          For                            For
       the Contract of trust as specified




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES                                                   Agenda Number:  701520769
--------------------------------------------------------------------------------------------------------------------------
    Security:  B27818135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BE0003883031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors and the Auditors reports            Mgmt          Abstain                        Against
       for the FY 2007

2.     Receive  the annual Account for FY 2007                   Mgmt          For                            For

3.     Receive the Consolidated financial statements             Mgmt          For                            For
       for the FY 2007

4.     Approve the Allocation of Income and dividend             Mgmt          For                            For
       of EUR 0.90 per share

5.     Approve to  Discharge of the Director                     Mgmt          For                            For

6.     Approve to  Discharge of the Auditors                     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE DES ALPES SA - CDA, BOULOGNE-BILLANCOURT                                          Agenda Number:  701447206
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2005P158                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Feb-2008
        ISIN:  FR0000053324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE 30 SEP 2007, as presented;
       earnings for the FY EUR 25,723,674.48 the shareholder'
       meeting the expenses and charges that were
       not tax-deductible; and grant discharge to
       the Executive Committee for the performance
       of their duties during the said FY

2.     Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting; earnings for
       the FY EUR 28,143,000.00

3.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-86 of
       the French Commercial Code; approve the said
       report agreements referred therein; approve
       the transaction with Jean-Pierre Sonois

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-86 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein;
       approve the transaction with Franck Silvent

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-86 of
       the French Commercial Code; approve the agreements
       entered into or which remained in force during
       the FY; approve the transaction with Roland
       Didier

6.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-86 of
       the French Commercial Code; approve the agreements
       entered into or which remained in force during
       the FY; approve the transaction with Serge
       Naim

7.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-86 of
       the French Commercial Code; approve the agreements
       entered into or which remained in force during
       the FY; approve the transaction with Jean-Francois
       Blas

8.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225-86 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein;
       approve the special Auditors' report regarding
       related-party transactions

9.     Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and the income for the FY be appropriated
       as follows: earnings for the FY: EUR 25,723,674.48,
       prior retained earnings: EUR 99,713,051.84
       balance available for distribution: EUR 125,436,726.32,
       legal reserve: EUR 1,286,183.70, dividends:
       EUR 13,100,498.35, retained earnings: EUR 111,050,044.25,
       the shareholder's meeting reminds that an interim
       dividend of EUR 6,153,988.80 was already paid
       on 28 DEC 207, the remaining dividend of EUR
       6,946.509.55 will be paid on 22 FEB 2008, and
       will entitle natural persons to the 50 % allowance,
       in this event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account,
       as required by Law

10.    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 45.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 69,355,575.00; [Authority expires on 18
       months period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 02 SEP 2008;
       and authorize the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

11.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE DU BOIS SAUVAGE SA, BRUXELLES                                                     Agenda Number:  701515047
--------------------------------------------------------------------------------------------------------------------------
    Security:  B28807103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  BE0003592038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Reports of the Board of Directors                         Non-Voting

O.2    Reports of the Auditors                                   Non-Voting

O.3    Approve the annual accounts and the allocation            Mgmt          For                            For
       of results

O.4    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

O.5    Grant discharge to the Auditor                            Mgmt          For                            For

O.6    Statutory mandate: nil                                    Non-Voting

O.7    Miscellaneous                                             Non-Voting

E.8    Special report of the Board of Directors                  Non-Voting

E.9    Special report of the Auditor                             Non-Voting

E.10   Approve to create a maximum of 3000 initiation            Mgmt          For                            For
       fee allowing to get a new share of the Company
       together with a strip

E.11   Approve to suppress the preferential rights               Mgmt          For                            For
       for existing shareholders

E.12   Approve to determine the rights attached to               Mgmt          For                            For
       the initiation fees

E.13   Approve to issue and allocate a maximum of 3000           Mgmt          For                            For
       initiation fees

E.14   Authorize 2 Members of the Board of Directors             Mgmt          For                            For

E.15   Approve to increase the capital                           Mgmt          For                            For

E.16   Amend the Article 5 of the status accordingly             Mgmt          For                            For
       to the increase in capital

E.17   Authorize 2 Members of the Board of Directors             Mgmt          For                            For

E.18   Special report of the Board of Directors                  Non-Voting

E.19   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital in 1 or several times for a period
       of 5 years

E.20   Approve to update the Article 7                           Mgmt          Against                        Against

E.21   Authorize 2 Members of the Board of Directors             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY                                          Agenda Number:  701517217
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2349S108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000120164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors; approve the Company's financial
       statements for the YE in 2007, as presented
       and which end in a loss of EUR 55,104,307.00

O.2    Approve to record the loss for the year of EUR            Mgmt          For                            For
       55,104,307.00 as a deficit in retained earnings,
       following this appropriation, the retained
       earnings account will show a new overdrawn
       balance of EUR 2,477,214.00 in accordance with
       the regulations in for the shareholder's meeting
       recalls that no dividend was paid for the previous
       3 FY

O.3    Approve the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, creating a net consolidated
       profit of EUR 249,600,000.00

O.4    Appoint Mr. M. Robert Brunck as a Director for            Mgmt          For                            For
       a 4 year period, subject to the adoption of
       the Resolution 23

O.5    Appoint Mr. M. Olivier Appert as a Director               Mgmt          For                            For
       for a 4 year period, subject to the adoption
       of the Resolution 23

O.6    Approve to award total annual fees of EUR 580,000.00      Mgmt          For                            For
       to the Directors

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 300.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 810,691,800.00, [Authority expires
       after 18 month period], to take all necessary
       measures and accomplish all necessary formalities,
       the number of shares acquired by the Company
       with a view to the retention or their subsequential
       delivery in payment or exchange as part of
       amerger, divestment or capital contribution
       cannot exceed 5 % of its capital, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 12

O.8    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, the agreements
       entered into or which remained in force during
       the FY

O.9    Approve the special report of the Auditors on             Mgmt          Against                        Against
       agreements Governed by Articles L.225.38 and
       L.225.42.1 of the French Commercial Code, the
       agreements entered into or which remained in
       force during the FY, relative to a special
       allowance of termination in favour of Mr. M.
       Robert Brunck

O.10   Approve the special report of the Auditors on             Mgmt          Against                        Against
       agreements Governed by Articles L.225.38 and
       L.225.42.1 of the French Commercial Code, the
       agreements entered into or which remained in
       force during the FY, relative to a special
       allowance of termination in favour of Mr. Thierry
       Le Roux

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       54,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares or securities,
       the maximum nominal amount of debenture securities
       which may be is sued shall not exceed EUR 600,000,000.00
       [Authority expires after 26 month period],
       this delegation of powers supersedes any and
       all earlier delegations to the same effect,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 10 MAY 2007 in Resolution
       14

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       8,000,000.00, by issuance, with abolition of
       preferred subscription rights, of shares or
       securities, the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 80,000,000.00 [Authority expires after
       26 month period], this amount shall count against
       the overall value set forth in Resolution 11;
       to cancel the shareholder's preferential subscription
       rights in favour of subscribers of securities

E.13   Authorize the Board of Directors, for a 26 month          Mgmt          For                            For
       period and within the limit of 10% of the Company's
       share capital, to set the issue price of the
       ordinary shares or securities to be issued,
       in accordance with the terms and conditions
       determined by the shareholder's meeting, this
       amount shall count against the overall value
       set forth in Resolution 11, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 16

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue, [Authority expires after 26 month period],
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 11 MAY 2006 in Resolution
       12

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion: up to a maximum
       nominal amount of EUR 10,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the By Laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively or simultaneously, [Authority
       expires after 26 month period], this amount
       shall count against the overall value set forth
       in Resolution 11, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 10 MAY 2007
       in Resolution 18

E.16   Authorize the board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital,[Authority expires
       after 26 month period] to cancel the shareholder's
       preferential subscription rights, this amount
       shall count against the overall value set forth
       in Resolution 12; to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholder's
       meeting of 10 MAY 2007 in Resolution 19

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company savings Plan: and for
       a nominal amount that shall not exceed EUR
       2,500,000.00 this amount shall count against
       the overall value set forth in Resolution 11;
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 21; [Authority expires
       after 24 month period]

E.18   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 5% of the share
       capital, the present [Authority expires after
       38 month period] to cancel the shareholder's
       preferential subscription rights in favour
       of beneficiaries of the options, this amount
       shall not count against the overall value set
       forth in Resolution 11; to take all necessary
       measures and accomplish all necessary formalities,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 10 MAY 2007 in Resolution
       23

E.19   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the Employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital, the present [Authority expires
       at the end of 38 month period], this amount
       shall not count against the overall value set
       forth in Resolution 11; to cancel the shareholder's
       preferential subscription rights in favour
       of beneficiaries of free shares; to take all
       necessary measures and accomplish all necessary
       formalities, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 11 MAY 2006
       in Resolution 19

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period, [Authority expires after 26 month period],
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 25

E.21   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by reducing from EUR 2.00 to
       EUR 0.40 the nominal value of the shares, to
       take all necessary measures and accomplish
       all necessary formalities; amend the Article
       6 of the By Laws

E.22   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or abroad, by issuance,
       with preferred subscription rights maintained,
       of debentures securities, the maximum nominal
       amount of debentures securities which may be
       issued shall not exceed EUR 600,000,000.00;
       [Authority expires after 26 month period],
       this amount shall count against the overall
       value set forth in Resolution 11, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 22

E.23   Amend the Article 8.4 of the By Laws                      Mgmt          For                            For

E.24   Amend the Article 14.6 of the By Laws                     Mgmt          For                            For

E.25   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE MARITIME BELGE SA CMB, ANTWERPEN                                                  Agenda Number:  701564850
--------------------------------------------------------------------------------------------------------------------------
    Security:  B2878R129                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  BE0003817344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 454530 DUE DELETION AND CHANGE IN VOTING
       STATUS OF RESOLUTIONS. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

O.1    Report of the Board of Directors and of the               Non-Voting
       joint Statutory Auditors for the FY closed
       at 31 DEC 2007

O.2    Approve the annual accounts for the FY closed             Mgmt          For                            For
       at 31DEC 2007, prepared by the Board of Directors

O.3    Approve the allocation of the results for the             Mgmt          For                            For
       FY as at 31 DEC 2007; the proposed to be allocated
       is distributed as follows: gross dividend [before
       withholding tax]: EUR 140,000,000.00, to be
       carried forward: EUR 113,615,133.99 total:
       EUR 253,615,133.99, the dividend will be made
       payable as from 16 MAY 2008

O.4    Grant discharge Mrs. Virginie Saverys and Messrs.         Mgmt          For                            For
       Marc Saverys, Ludwig Criel, Benoit Timmermans,
       Etienne Davignon, Thomas Leysen, Jean Peterbroeck,
       Alexander Saverys, Nicolas Saverys and Eric
       Verbeeck Directors of the Company, for any
       liability arising from the carrying out of
       their mandate in the course of the FY under
       revision; and to Mr. Philippe Van Damme for
       any liability arising from the carrying out
       of his mandate in the course of the FY under
       revision, until 8 MAY 2007, the date of his
       resignation

O.5    Grant discharge to KPMG Bedrijfsrevisoren represented     Mgmt          For                            For
       by Mr. Serge Cosijns [partner], and Helga Platteau
       Bedrijfsrevisor BVBA represented by Mrs. Helga
       Platteau [permanent representative], the joint
       Statutory Auditors of the Company, for any
       liability arising from the carrying out of
       their mandate in the course of the FY under
       revision

O.6.A  Approve to renew the appointment of Mr. Etienne           Mgmt          Against                        Against
       Davignon, for a period of 3 years expiring
       immediately after the shareholders' meeting
       of 2011 as a Independent Director

O.6.B  Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Peterbroeck, for a period of 3 years expiring
       immediately after the shareholders' meeting
       of 2011 as a Independent Director

O.7    Approve the remuneration of the Directors; every          Mgmt          For                            For
       Director receives a fixed annual fee of EUR
       25,000 for the carrying out of their mandate;
       the Chairman receives EUR 75,000; every Director
       also receives an attendance fee of EUR 5,000
       per Board meeting attended; every Member of
       the Audit Committee receives a fixed annual
       fee of EUR 12,500 and the Chairman of the Audit
       Committee receives EUR 25,000; every Member
       of the Nomination and Remuneration Committee
       receives a fixed annual fee of EUR 3,000

O.8    Approve the remuneration of the joint Statutory           Mgmt          For                            For
       Auditors; the amount of the fees paid to the
       joint Auditors is fixed at EUR 90,978.88/year
       for the review of the statutory accounts and
       at EUR 155,246.95/year for the consolidated
       accounts as from 01 JAN 2008

O.9    Update of the compliance with the Belgian Corporate       Non-Voting
       Governance Code.

O.10   Miscellaneous                                             Non-Voting

E.1.A  Authorize the Board of Directors to acquire,              Mgmt          Against                        Against
       in accordance with the conditions of the law,
       with available assets within the meaning of
       Article 617 of the Code of Companies, for a
       period of 18 months as from the date of the
       EGM which approved this proposal, through the
       stock exchange, maximum 10% of the existing
       shares of the Company at a price per share
       equal to the average of the last 5 closing
       prices of the CMB share on Euronext Brussels
       before the acquisition increased by maximum
       20% or decreased by maximum 20%, where all
       shares already purchased by the company and
       its direct subsidiaries need to be taken into
       account

E.1.B  Authorize the Direct Subsidiaries to acquire              Mgmt          Against                        Against
       in accordance with the conditions of the law,
       with assets of which the total amount is available
       with the Company within the meaning of Article
       617 of the Code of Companies, for a period
       of 18 months as from the date of the EGM which
       approved this proposal, through the stock exchange,
       maximum 10% of the existing shares of the Company
       at a price per share calculated as mentioned
       under Point 1.A, where all shares already purchased
       by the Company and its subsidiaries need to
       be taken into account; and to sell the acquired
       shares of the Company in accordance with the
       conditions of the law, for a period of 18 months
       as from the date of the EGM which approved
       this proposal, through the stock exchange,
       at a price per share equal to the average of
       the last 5 closing prices of the CMB share
       on Euronext Brussels before the sale, increased
       by maximum 20% or decreased by maximum 20%.

E.2    Co-ordination of the Articles of Association              Non-Voting

E.3    Authorize the Board of Directors to execute               Mgmt          For                            For
       the decisions taken

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.




--------------------------------------------------------------------------------------------------------------------------
 COMPTON PETE CORP                                                                           Agenda Number:  701537904
--------------------------------------------------------------------------------------------------------------------------
    Security:  204940100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2008
        ISIN:  CA2049401003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. J. Stephens Allan as a Director                 Mgmt          For                            For

1.2    Elect Mr. Mel F. Belich as a Director                     Mgmt          For                            For

1.3    Elect Mr. Irvine J. Koop as a Director                    Mgmt          For                            For

1.4    Elect Mr. John W. Preston as a Director                   Mgmt          For                            For

1.5    Elect Mr. Ernie G. Sapieha as a Director                  Mgmt          For                            For

1.6    Elect Mr. Peter K. Seldin as a Director                   Mgmt          For                            For

1.7    Elect Mr. Jeffrey T. Smith as a Director                  Mgmt          For                            For

1.8    Elect Mr. John A. Thomson as a Director                   Mgmt          For                            For

2.     Appoint Grant Thornton LLP, Chartered Accountants,        Mgmt          For                            For
       as the Auditors of the Company for the ensuing
       year, at a remuneration to be fixed by the
       board of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 COMPUTACENTER PLC, HATFIELD HERTFORDSHIRE                                                   Agenda Number:  701537031
--------------------------------------------------------------------------------------------------------------------------
    Security:  G23356127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  GB00B1649052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare final dividend                                    Mgmt          For                            For

4.a    Re-elect Mr. F. A. Conophy as a Director                  Mgmt          For                            For

4.b    Re-elect Mr. P. W. Hulme as a Director                    Mgmt          Against                        Against

4.c    Re-elect Mr. P. J. Ogden as a Director                    Mgmt          For                            For

5.     Re-appoint Ernst & Young LLP as Auditors and              Mgmt          For                            For
       authorize for Directors to agree Auditors'
       remuneration

6.     Approve the renewal of authority to allot shares          Mgmt          For                            For

7.     Approve the disapplication of pre-emption rights          Mgmt          For                            For

8.     Approve the authority to purchase own shares              Mgmt          For                            For

9.     Approve the Computacenter Sharesave Plus Scheme           Mgmt          For                            For
       2008

10.    Adopt the New Articles of Association                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 COMPUTERSHARE LIMITED CPU                                                                   Agenda Number:  701375784
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2721E105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Nov-2007
        ISIN:  AU000000CPU5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman's address and the presentation by the            Non-Voting
       Chief Executive Officer

2.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditor's report for the YE
       30 JUN 2007

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

4.     Re-elect Mr. Christopher John Morris as a Director        Mgmt          For                            For
       of the Company, who retires under Clause 66
       of the Company's Constitution

5.     Re-elect Mr. Philip Daniel DeFeo as a Director            Mgmt          For                            For
       of the Company, who retires under Clause 66
       of the Company's Constitution

6.     Re-elect Dr. Markus Kerber as a Director of               Mgmt          For                            For
       the Company, who retires under Clause 66 of
       the Company's Constitution

7.     Re-elect Mr. Arthur Leslie Owen as a Director             Mgmt          For                            For
       of the Company, who retires under Clause 65
       of the Company's Constitution

8.     Approve to increase the maximum annual remuneration       Mgmt          For                            For
       to all the Non-Executive Directors by AUD 500,000,
       from AUD 1,000,000 per annum to AUD 1,500,000
       per annum

S.9    Approv the inclusion of Clause 55A and amend              Mgmt          For                            For
       Clause 73.10 of the Company's Constitution,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 COMSYS HOLDINGS CORPORATION                                                                 Agenda Number:  701615241
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5890P106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3305530002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 CONZZETA HOLDING, ZUERICH                                                                   Agenda Number:  701516809
--------------------------------------------------------------------------------------------------------------------------
    Security:  H9842P117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CH0002657986
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve to change the Company's name from Conzzeta        Mgmt          For                            For
       Holding to Conzzeta AG

2.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the consolidated accounts 2007

3.     Approve the appropriation of the net profit               Mgmt          For                            For

4.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

5.A    Elect the Board of Directors                              Mgmt          For                            For

5.B    Elect the Auditor and the Group Auditor                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COOKSON GROUP PLC                                                                           Agenda Number:  701435148
--------------------------------------------------------------------------------------------------------------------------
    Security:  G24108212                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  GB00B07V4P80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed Acquisition [Acquisition]            Mgmt          For                            For
       of Foseco Plc [Foseco], whether a) by way of
       Scheme of Arrangement pursuant to Section 425
       of the Companies Act 1985 and Section 899 of
       the Companies Act 2006 [the Scheme] or a takeover
       offer within me meaning of Section 974 of the
       Companies Act 2006 [the Offer] made by or on
       behalf of the Company for the entire issued
       share capital of Foseco, substantially on the
       terms and subject to the conditions as specified
       or b) through the Company making, or having
       made on its behalf, any revised or new offer
       or offers for Foseco or entering into other
       agreements to acquire shares in Foseco, provided
       that the terms of any such revised or new offer
       or offers or other agreements do not result
       in consideration being offered which is materially
       higher than the consideration offered under
       the Scheme or the Offer as specified, and authorize
       the Directors [or a Committee of the Directors],
       subject to such waivers, extensions, non-material
       amendments or variations to the Acquisition
       as the Directors [or a Committee of the Directors]
       may determine and to do all things as they
       may consider to be necessary or desirable to
       implement and give effect to, or otherwise
       in connection with, the Acquisition and any
       matters incidental to the Acquisition




--------------------------------------------------------------------------------------------------------------------------
 COOKSON GROUP PLC                                                                           Agenda Number:  701539720
--------------------------------------------------------------------------------------------------------------------------
    Security:  G24108212                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB00B07V4P80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts of the Company for the YE
       31 DEC 2007

2.     Declare a final dividend of 8.75pence per ordinary        Mgmt          For                            For
       share for the YE 31 DEC 2007to be paid on 09
       JUN 2008 to ordinary shareholders on the register
       of members at close of business on 23MAY 2008

3.     Approve the remuneration report of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2007

4.     Re-elect Mr. J.P Oosterveld as a Director of              Mgmt          Against                        Against
       the Company

5.     Re-elect Mr. B.W Perry as a Director of the               Mgmt          For                            For
       Company

6.     Re-elect Mr. J.G Sussens as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. N.R Salmon as a Director of the              Mgmt          For                            For
       Company

8.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company to hold office from the conclusion
       of the meeting until the conclusion of the
       next general meeting of the Company at which
       accounts are laid

9.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8, to determine the Auditor's
       remuneration

10.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by point 9.2 of Article 9 of
       the Company's Articles of Association; [Authority
       expires the earlier of the conclusion of the
       Company's AGM in 2009 or 30 JUN2009], and that
       for such period the Section 89 amount shall
       be GBP 7,086,467

S.11   Approve to renew, subject to passing of the               Mgmt          For                            For
       Resolution 10, the power conferred on the Directors
       by Point 9.3 of Article 9 of the Company's
       Articles of Association; [Authority expires
       the earlier of the conclusion of the Company's
       AGM in 2009or 30 JUN2009], and that for such
       period the Section 89 amount shall be GBP 1,062,970

S.12   Authorize the Company, pursuant to Article 6              Mgmt          For                            For
       of the Company's Articles of Association, for
       the purpose of Section 166 of the Companies
       Act 1985, to make market purchases [Section
       163 of the Act] of up to 21,259,402 ordinary
       shares of 10p each in the capital of the Company,
       at a minimum price of 10p and not more than
       105% of the average of the closing price of
       the Company's ordinary shares as derived from
       the London Stock Exchange Daily Official List,
       for the 5 business days preceding the date
       on which such share is contracted to be purchased
       and the price stipulated by Article 5(1) of
       the buy-back and stabilization regulation of
       22 DEC 2003; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009 or 30 JUN2009]; the Company, before
       the expiry, may make a contract to purchase
       its ordinary shares which will or may be executed
       wholly or partly after such expiry and may
       make a purchase of its ordinary shares under
       that contract

13.    Authorize the Company, for the purposes of part           Mgmt          For                            For
       14 of the Companies Act 2006 [i] to make political
       donations to political parties, and/or Independent
       election candidates [ii] to make political
       donations to political organizations other
       than political parties; and to incur political
       expenditure up to an aggregate amount of GBP
       100,000 and the amount authorized under each
       of Resolution [i] to [iii] shall also be limited
       to such amount; all the existing authorisations
       and approvals relating to political donations
       or expenditure under part 10 A of the Companies
       Act 1985 are herby revoked without prejudice
       to any donationmade or expenditure incurred
       prior to the date hereof pursuant to such authorisation
       or approval [Authority expires earlier of the
       conclusion of the next AGM in 2009 and 30 JUN
       2009]

S.14   Adopt the Articles of the Company with effect             Mgmt          Against                        Against
       from the end of this AGM the Articles be produced
       to the meeting marked Version A and installed
       by the Chairman of the meeting for the purposes
       of identification in substitution for and to
       the exclusion of the existing Articles

S.15   Authorize the Directors for the purposes of               Mgmt          For                            For
       Section 175 of the Companies Act 2006, with
       effect from 00.01am on 01 OCT 2008 or any any
       later date and amend the Articles of Association
       by the deletion of Articles 100,101,102 in
       their entirety and by the insertion in their
       place of new Articles 100, 100A,101,102,102A
       and 103 as specified




--------------------------------------------------------------------------------------------------------------------------
 CORONA CORPORATION                                                                          Agenda Number:  701618639
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0829N108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3305950002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION FINANCIERA ALBA SA, MADRID                                                      Agenda Number:  701554835
--------------------------------------------------------------------------------------------------------------------------
    Security:  E33391132                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  ES0117160111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts for the period ending         Mgmt          For                            For
       2007

2.     Approve the Management of the Board during the            Mgmt          For                            For
       period 2007

3.     Approve the distribution of earnings including            Mgmt          For                            For
       a dividend

4.     Approve the appointment and re-election of the            Mgmt          For                            For
       Board Members

5.     Approve to renew the accounts of the Auditors             Mgmt          For                            For

6.     Approve the remuneration of the Board                     Mgmt          For                            For

7.     Grant authority for the acquisition of own shares,        Mgmt          For                            For
       as outlined in the Company Law, in order to
       reduce share capital

8.     Approve the amortization of 1,710,000 own shares          Mgmt          For                            For
       to reduce share capital by EUR 1,710,00; and
       subsequently amend Article 5 of the ByLaws

9.     Approve to transfer of EUR 442,000 to the voluntary       Mgmt          For                            For
       reserve

10.    Approve the application of a remuneration system          Mgmt          For                            For
       referenced to share value

11.    Grant authority for the execution of the resolutions      Mgmt          For                            For
       adopted

12.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE EXPRESS AUSTRALIA LIMITED                                                         Agenda Number:  701519514
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q28881102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  AU000000CXP9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditor's report of the Company
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Malcolm Keefe as a Director of               Mgmt          For                            For
       the Company, who retires by rotation under
       Clause 19.2 of the Company's Constitution

2.B    Re-elect Mr. Anthony Larkin as a Director of              Mgmt          For                            For
       the Company, who retires by rotation under
       Clause 19.2 of the Company's Constitution

2.C    Re-elect Ms. Chris Gillies as a Director of               Mgmt          For                            For
       the Company, who retires by rotation under
       Clause 19.2 of the Company's Constitution

3.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to make further grants of performance share
       rights to Executive Directors under the Corporate
       Express Australia Limited Long Term Incentive
       Plan, in accordance with the shareholders,
       but also include a performance hurdle based
       on continued employment as specified

S.4    Amend the Clause 8.3, 14.5(d), 17.2, 17.3, and            Mgmt          For                            For
       17.6 of the Constitution as specified

       Other business                                            Non-Voting

5.     Adopt the remuneration report as specified                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CORUS ENTMT INC                                                                             Agenda Number:  701430857
--------------------------------------------------------------------------------------------------------------------------
    Security:  220874101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  09-Jan-2008
        ISIN:  CA2208741017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     The adoption of a resolution to fix the number            Non-Voting
       of Directors to be elected at the Meeting at
       10

2.     The adoption of a resolution in respect of the            Non-Voting
       election as Directors of the persons named
       in the Management Information Circular

3.     The adoption of a resolution in respect of the            Non-Voting
       appointment of Ernst and Young LLP as the Auditors
       of the Company and the authorization of the
       Directors to fix the remuneration of such Auditors

S.4    The adoption of a special resolution [the split           Non-Voting
       resolution] to amend the Articles of the Company
       to effect a 2-for-1 stock split for the Class
       A participating and the Class B non-voting
       participation shares of the Company, as specified

5.     The adoption of a resolution to amend the Company's       Non-Voting
       Stock Option Plan [the Plan] to allow for an
       increase in the number of options to be issued
       under the Plan to a maximum of 10% of the issued
       and outstanding Class B non-voting participating
       shares of the Company outstanding  from time
       to time, to provide for an extended exercise
       period if a vested option expires during a
       Black-Out Period and to provide the Board of
       Directors of the Company with the flexibility
       to make future amendments to the Plan, as specified

6.     The adoption of a resolution authorizing the              Non-Voting
       vesting and potential issuance from treasury
       by the Company, on 31 AUG 2008 and 31 AUG 2009,
       of Class B Non-Voting shares as compensation
       for restricted share units [RSUs] issued by
       the Company to Management on 31 AUG 2006 and
       31 AUG 2007 respectively, as specified

7.     The adoption of a resolution ratifying the amendment      Non-Voting
       of the By-laws of the Company enabling the
       Company to be eligible to participate in a
       Direct Registry System [DRS], as specified




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701500337
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1764Z208                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited Financial Statements for the FYE 31
       DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend of SGD 0.04            Mgmt          For                            For
       per ordinary share [one-tier tax] for the YE
       31 DEC 2007 as recommended by the Directors

3.     Declare a special dividend of SGD 0.03 per ordinary       Mgmt          For                            For
       share [one-tier tax] for the YE 31 DEC 2007
       as recommended by the Directors

4.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       170,000 for the YE 31 DEC 2007

5.     Re-elect Mr. Ji Hai Sheng as a Director, who              Mgmt          Against                        Against
       retires under Article 98 of the Articles of
       Association of the Company

6.     Re-elect Mdm. Sun Yue Ying as a Director, who             Mgmt          Against                        Against
       is retires under Article 98 of the Articles
       of Association of the Company

7.     Re-elect Mr. Wang Xing Ru as a Director, who              Mgmt          Against                        Against
       is retires under Article 98 of the Articles
       of Association of the Company

8.     Re-elect Mr. Ang Swee Tian, who is retires under          Mgmt          For                            For
       Article 84 of the Articles of Association of
       the Company

9.     Re-appoint Mr. Tom Yee Lat Shing as a Director            Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold office
       until the next AGM

10.    Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

       To transact any other business                            Non-Voting

11.    Authorize the Directors to issue shares or convertible    Mgmt          For                            For
       securities, that pursuant to Section 161 of
       the Companies Act [Chapter 50] and the Listing
       Rules of the Singapore Exchange Securities
       Trading Limited [the 'Listing Rules'], grant
       authority to the Directors to allot and issue;
       a) shares in the capital of the Company [whether
       by way of bonus, rights or otherwise]; or b)
       convertible securities; or c) additional securities
       issued pursuant to Rule 829 of the Listing
       Rules; or d) shares arising from the conversion
       of convertible securities in (b) and (c) above,
       at any time and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit provided
       that; (i) the aggregate number of shares and
       convertible securities that may be issued shall
       not be more than 50% of the issued shares in
       the capital of the Company [calculated in accordance
       with (ii) below], of which the aggregate number
       of shares and convertible securities issued
       other than on a pro rata basis to existing
       shareholders must be not more than 20% of the
       issued shares in the capital of the Company
       [calculated in accordance with (ii) below];
       and (ii) for the purpose of determining the
       aggregate number of shares and convertible
       securities that may be issued pursuant to (i)
       above, the percentage of issued share capital
       shall be calculated based on the issued shares
       in the capital of the Company at the time of
       the passing of this resolution after adjusting
       for (a) new shares arising from the conversion
       or exercise of any convertible securities;
       (b) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution and (c) any subsequent consolidation
       or subdivision of shares; [Authority expires
       the earlier of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

12.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       under the Cosco Group employees Share Option
       Scheme 2002 [Scheme], approve be and is hereby
       given to the Directors to offer and grant options
       [options] in accordance with the provisions
       of the Cosco Group employees Share Option Scheme
       2002 [Scheme] and to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       under the Scheme, provided that the aggregate
       number of shares to be issued pursuant to the
       Scheme shall not in total exceed 15% of the
       issued share capital of the Company from time
       to time

13.    Approve, the renewal of the mandate for the               Mgmt          For                            For
       purposes of Chapter 9 of the Listing Manual
       of the SGX-ST, for the Company, its subsidiaries
       and associated companies or any of them to
       enter into any of the transactions falling
       within the types of interested person transactions,
       particulars of which are set out as specified
       to the annual report of the Company for the
       FYE 31 DEC 2007 with any party who is of the
       class of interested persons described in the
       appendix provided that such transactions are
       made on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and in accordance
       with the review procedures set out as specified;
       authorize the Audit Committee of the Company
       to take such actions as it deems proper in
       respect of such procedures and/or to modify
       or implement such procedures as may be necessary
       to take into consideration any amendment to
       Chapter 9 of the Listing Manual of the SGX-ST
       which may be prescribed by the SGXST from time
       to time; and authorize the Directors of the
       Company to complete and do all such acts and
       things [including all such documents as may
       be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to this resolution; [Authority
       expires the earlier of the next AGM the of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 COTT CORP QUE                                                                               Agenda Number:  701519956
--------------------------------------------------------------------------------------------------------------------------
    Security:  22163N106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  CA22163N1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Messrs. George A. Burnett, David T. Gibbons,        Mgmt          For                            For
       Serge Gouin, Stephen H. Halperin, Betty Jane
       Hess, Philip B. Livingston, Andrew Prozes,
       Graham W. Savage, Donald G. Watt, Frank E.
       Weise III, as a Director of the Company

2.     Appoint PriceWaterHouse Coopers LLP as Auditors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG                                                   Agenda Number:  701505313
--------------------------------------------------------------------------------------------------------------------------
    Security:  G24524103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  KYG245241032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the report of the
       Directors and the Independent Auditor's report
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr.Yeung Kwok Keung as a Director                Mgmt          Against                        Against

3.b    Re-elect Mr. Su Rubo as a Director                        Mgmt          Against                        Against

3.c    Re-elect Mr. Zhang Ysoyuan as a Director                  Mgmt          Against                        Against

3.d    Re-elect Mr. Shek Lai Him, Abraham as a Director          Mgmt          For                            For

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' fee

4.     Re-appoint the Auditors of the Company and authorize      Mgmt          For                            For
       the Board of Directors of the Company to fix
       their remunerations

5.     Authorize the Directors, subject to paragraph             Mgmt          For                            For
       (c) below, and pursuant to the Rules Governing
       the Listing of Securitits on the Stock Exchange
       of Hong Kong Limited [the Listing Rules], to
       allot, issue and deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       but not limited to warrants, bonds and debentures
       convertible into shares of the Company] during
       and after the relevant period; (a) above, otherwise
       than pursuant to i) a Right Issue [as hereinafter
       defined; or ii) an issue of shares upon the
       exercise of options which may be granted under
       any share option scheme or under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries or any other person of
       shares or rights to acquire shares of the Comjpany;
       or iii) any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the wholeor part
       of a dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) a specific authority granted bty the
       shareholders of the Company in general meetingm
       shall not exceed 20% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution
       and the said approval shall be limited accordingly
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws of the Cayman Islands to be held

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, to repurchase shares
       of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the requirements of the Listing Rules
       or of any other Stock Exchange as amended from
       time to time; the aggregate nominal value of
       the shares of the shares of the Company, and
       authorize the Company to repurchase pursuant
       to the approval in paragraph (a) above during
       the relevant period [as hereinafter defined]
       shall not exceed 10% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution,
       and the authority granted pursuant to paragraph
       (a) above shall be limited accordingly; and
       for the purposes of this resolution, [Authority
       expires the earlier conclusion of the next
       AGM of the Company or the expiration of the
       period with which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any applicable Laws of the
       Cayman Islands to be held

7.     Approve, conditional upon the ordinary resolutions        Mgmt          For                            For
       set out in paragraphs 5 and 6 of the notice
       convening this mjeeting being passed, the general
       mandate granted to the Directors to allot,
       issue and deal in any unissued shares pursuant
       to the ordinary resolution set out in paragraph
       5 of the notice convening this meeting, to
       by the addition to the aggregate nominal value
       of the share capital of the Company ; authorize
       the Directors, to allot , pursuant to such
       general mandate of an amount representing the
       aggregate nominal value of the share capital
       of the Company reburchased by the Company under
       the authority granted pursuant to the ordinary
       resolutopm set out in paragraph 6 of the notice
       convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       total nominal value of the share capital of
       the Company in issue at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CRANE GROUP LIMITED                                                                         Agenda Number:  701371813
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q29674100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  AU000000CRG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report of the Company        Non-Voting
       and its controlled entities for the FYE 30
       JUN 2007, including the report of the Directors,
       the Directors' declaration and the Independent
       Audit report

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007 as specified

3.     Re-elect Mr. Leo Tutt as a Director of the Company,       Mgmt          For                            For
       who retires by rotation in accordance with
       Clause 55 of the Company's Constitution

4.     Approve to increase the aggregate maximum sum             Mgmt          For                            For
       of remuneration for all Non-Executive Directors
       by AUD 100,000 per annum from AUD 800,000 to
       AUD 900,000 per annum in accordance with Clause
       48.1 of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 CREATIVE TECHNOLOGY LTD                                                                     Agenda Number:  701383933
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1775U107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  SG1A98006814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       FYE 30 JUN 2007 and the Auditors' report thereon

2.     Re-elect Mr. Tang Chun Choy as a Director, who            Mgmt          For                            For
       retires by rotation

3.     Approve the Directors' fees of SGD 240,000 for            Mgmt          For                            For
       the YE 30 JUN 2007

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.     Approve an ordinary dividend [tax exempt in               Mgmt          For                            For
       Singapore] of SGD 0.20 per ordinary share for
       the YE 30 JUN 2008

6.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act [Chapter 50] [the
       Companies Act], to issue such number of shares
       in the Company at any time to such persons
       and upon such terms and conditions and for
       such purposes as the Directors may in their
       absolute discretion deem fit without having
       to first offer them to the shareholders provided
       that the aggregate number of shares to be issued
       pursuant to this Resolution does not exceed
       25% of the issued share capital of the Company
       at the relevant time

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, to allot
       and issue from time to time such number of
       shares as may be required to be issued pursuant
       to the exercise of options granted or to be
       granted under the Creative Technology [1999]
       Share Option Scheme pursuant to and in accordance
       with the terms thereof

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 76C and 76E respectively of the
       Companies Act, to make market purchases and
       off-market purchases from time to time of up
       to 10% of the issued ordinary share capital
       of the Company as at the date of this resolution
       at the price of up to, but not exceeding the
       Maximum Price [as specified], in accordance
       with the 'Guidelines on Share Buy Backs' as
       specified and in the case of off-market purchases
       only, in accordance with the 'Equal Access
       Scheme' as specified; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company is held or is required to be held]

9.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CREATIVE TECHNOLOGY LTD                                                                     Agenda Number:  701609628
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1775U107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  SG1A98006814
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale by Creative Technology Centre            Mgmt          For                            For
       Pte Ltd, a wholly-owned subsidiary of the Company
       [CTC], of the leasehold interest in respect
       of the property at 31 International Business
       Park, Creative Resource, Singapore 609921 [Property]
       to HSBC Institutional Trust Services [Singapore]
       Limited [HSBCIT] as the trustee of Ascendas
       Real Estate Investment Trust on the terms of
       the Put and Call Agreement, the principal terms
       of which are set out in the Circular dated
       30 MAY 2008, and the leaseback by CTC of the
       Property from HSBCIT on the terms of the Lease,
       the principal terms of which are set out in
       the same Circular; and authorize the Directors
       to do all such acts and things [including
       without limitation, to execute all such documents
       as may be required and to approve any amendments,
       alterations or modifications to any documents],
       as they may consider desirable, expedient or
       necessary to give effect to the transactions
       contemplated by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CREDITO ARTIGIANO SPA, MILANO                                                               Agenda Number:  701418356
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3199Y109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  IT0001070769
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 JAN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to increase the bonus capital from EUR            Mgmt          For                            For
       142,395,680 to EUR 177,994,600 through issuance
       of No. 35,598,920 shares NV EUR 1.00 each in
       favour of shareholders at a ratio of 1 new
       ordinary share for every 4 owned shares by
       using the monetary revaluation reserve in compliance
       with Law 23 DEC 2005 N. 266; related and consequential
       resolutions and granting authorities

2.     Approve to issue the rights from EUR 177,994,600          Mgmt          For                            For
       to maximum of EUR 284,791,360 through issuance
       of maximum No. 106,796,760 shares NV EUR 1.00
       each in favour of the shareholders at a ratio
       of 3 new ordinary shares for every 4 owned
       shares at a price in between EUR 2.8 and EUR
       3.6 according to the Board of Directors decisions;
       related and consequential resolutions, delegation
       of authorities

3.     Amend Article 6 of the By-Laws; related and               Mgmt          For                            For
       consequential resolutions; delegation of authorities




--------------------------------------------------------------------------------------------------------------------------
 CREDITO ARTIGIANO SPA, MILANO                                                               Agenda Number:  701503763
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3199Y109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  IT0001070769
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 APR 2008 AT 10:00 AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the annual balance sheet as at 31 DEC             Mgmt          For                            For
       2007, reports of Board of Directors and of
       Board of Auditors, proposal of allocation of
       earnings, related and consequential resolutions

2.     Appoint the Directors for years 2008 2009                 Mgmt          For                            For

3.     Approve the integration of Board of Auditors              Mgmt          For                            For
       for years 2008 2009

4.     Appoint the External Auditors                             Mgmt          For                            For

5.     Amend the Meeting Regulations [as specified]              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CREDITO EMILIANO SPA CREDEM, REGGIO EMILIA                                                  Agenda Number:  701487630
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3243Z136                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003121677
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       and the reports, proposal of allocation of
       profits

2.     Approve to determine the Board of Directors               Mgmt          For                            For
       emoluments for the year 2008

3.     Approve to determine the medals of presence               Mgmt          For                            For
       of the Board of Auditors




--------------------------------------------------------------------------------------------------------------------------
 CREDITO EMILIANO SPA CREDEM, REGGIO EMILIA                                                  Agenda Number:  701609678
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3243Z136                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  IT0003121677
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the corporate capital, in one or more tranches,
       for a period of a maximum 5 years from the
       meeting date, for a maximum EUR 500,000,000
       through the issuance of ordinary shares with
       NV EUR 1.00 to be offered in option to entitled
       parties; as partial result of the powers, the
       Board of Directors have to execute a 1st tranche
       of the capital increase for 250,000,000 within
       1 year from this shareholders meeting's date;
       and amend Article 5 of the Corporate Bylaws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting
       TEXT IN THE RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CREDITO VALTELLINESE SCARL, SONDRIO                                                         Agenda Number:  701491982
--------------------------------------------------------------------------------------------------------------------------
    Security:  T12852108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  IT0000064516
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 APR 2008 . CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the Board Of Directors and of Auditors            Mgmt          For                            For
       Report, Financial Statement at 31 DEC 2007,
       proposal of allocation of profits, adjournment
       thereof

2.     Approve the resolutions in conformity with the            Mgmt          For                            For
       Article 12 corporate ByLaws, adjournment thereof
       and delegation of power

3.     Appoint the Board of Directors Member                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CREMONINI SPA, MODENA                                                                       Agenda Number:  701502420
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3378T103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  26-Apr-2008
        ISIN:  IT0001282547
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       and Directors report, adjournment thereof

O.2    Appoint the Board of Directors and Chairman               Mgmt          For                            For
       and approve to determine their components and
       emoluments, adjournment thereof

O.3    Appoint the Board of Auditors and Chairman and            Mgmt          For                            For
       approve to determine their emoluments, adjournment
       thereof

O.4    Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof

E.1    Amend the Articles 13 and 15 of Corporate By              Mgmt          For                            For
       Laws, adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 CRODA INTERNATIONAL PLC, GOOLE, EAST YORKSHIRE                                              Agenda Number:  701510340
--------------------------------------------------------------------------------------------------------------------------
    Security:  G25536106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  GB0002335270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare the final dividend of 10.8 pence per              Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. M. Buzzacott as a Director                   Mgmt          For                            For

5.     Elect Mr. S. Musesengwa as a Director                     Mgmt          Against                        Against

6.     Appoint PricewaterCoopers LLP as the auditors             Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next General Meeting at which accounts
       are laid

7.     Approve the Audit Committee determines the remuneration   Mgmt          For                            For
       of the Auditors on behalf of the Board

8.     Authorize the Directors in accordance with Section        Mgmt          For                            For
       80 of the Companies Act 1985 [the 'Act'] to
       exercise all the powers of the Company to allot
       relevant securities [within the meaning of
       Section 80 of the Act] up to an aggregate nominal
       amount of GBP 3.268,367 during the period from
       the date of passing of this resolution to the
       earlier of 30 JUL 2009 and the conclusion of
       the next AGM of the Company and so that this
       authority shall allow the Company to make offers
       of agreements before the expiry of this authority
       which would or might require relevant securities
       to be allotted after such expiry and the directors
       may allot relevant securities in pursuance
       of such offers or agreements as if the authority
       given by this resolution had not expired and
       the authority shall supersede the previous
       authority to allot relevant securities conferred
       at the AGM of the Company held on 26 APR 2007
       which shall be terminated upon the passing
       of this resolution but without prejudice to
       any action taken there under prior to such
       termination

S.9    Authorize the directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 [the 'Act'] to
       allot equity securities [within the meaning
       of Section 94 of the Act] for cash, pursuant
       to the authority conferred by resolution 8
       set out in the notice of Meeting of which this
       resolution is a part, as if section 89[1] of
       the Act did not apply to any such allotment
       provided that this power shall be limited to
       the allotment of equity securities; in connection
       with an offer of securities, open for acceptable
       for a period fixed by the Directors, by way
       of rights to holders of ordinary shares and
       other persons entitled to participate in such
       offer in proportion [as nearly as may be] to
       their holdings [or, as appropriate, to the
       number of shares which such other persons are
       deemed to hold] on a record date fixed by the
       Directors, subject only to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient to deal with legal
       or practical problems under the laws of any
       territory or the requirements of any regulatory
       body or any Stock Exchange in any territory
       or in connection with fractional entitlements
       or any other matter whatsoever; and pursuant
       to the terms of any share scheme for employees
       approved by members in General Meeting; and
       [otherwise than pursuant to sub-paragraphs
       1 and 2 above] up to an aggregate nominal value
       of GBP 699,750; during the period from the
       date of passing of this resolution to the earlier
       of 30 JUL 2009 and the conclusion of the next
       AGM of the Company, an so that this power shall
       enable the Company to make offers or agreements
       before such expiry which would or might require
       equity securities to be allotted after such
       expiry and the Directors may allot equity securities
       in pursuance of such offers or agreements as
       if the power had not expired and this power
       shall supersede the previous power to allot
       equity securities conferred at the AGM of the
       Company held on 26 APR 2007 which shall be
       terminated upon the passing of this resolution
       but without prejudice to any action taken under
       such power prior to such termination, this
       power applies in relation to a sale of shares
       which is included as an allotment of equity
       securities by virtue of Section 94[3A] of the
       Act as if all references in this resolution
       to any such allotment included any such sale
       and as if in the first paragraph of this resolution
       the words ' pursuant to the authority conferred
       by resolution 8 set out in the notice of Meeting
       of which this resolution is a part' were omitted
       in relation to such sale

S.10   Authorize the Company,with Section 166 of the             Mgmt          For                            For
       Companies Act 1985 ['the Act] t make market
       purchases [as defined in Section 163[3] of
       the Act] of its own ordinary shares, provided
       that; i) the Company may not purchase more
       than 13,500,000 ordinary shares in the Capital
       of the Company; ii) the minimum price which
       the Company may pay for each ordinary share
       is 10 pence; iii)  the maximum price [excluding
       expenses] which the Company may pay for each
       ordinary shares is the higher of [a] 105% of
       the average of the closing middle market price
       taken fro the London Stock Exchange daily Official
       list for each of the 5 business days preceding
       the date on which the ordinary share is contracted
       to be purchased, and [b] an amount equal to
       the higher of the price of the last independent
       trade and the highest current independent bid
       on the London Stock Exchange Trading systems;
       iv)the Company may, pursuant to the authority
       granted by this resolution, enter into a contract
       to purchase such ordinary shares before the
       expiry of this authority which would or might
       be executed wholly or partly after such expiry

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       with effect from the conclusion of the AGM
       by making the changes market on the print of
       the Articles of Association produced to the
       AGM and marked 'Articles A' by the Chairman
       for the purposes of identification

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       with effect from [and including] the first
       date on which section 175 of the Companies
       Act 2006 brought into force by making the changes
       marked on the print of the Articles of Association
       produce to the AGM and market 'Articles B'
       by the Chairman for the purpose of identification




--------------------------------------------------------------------------------------------------------------------------
 CSK HOLDINGS CORPORATION                                                                    Agenda Number:  701610570
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08442105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3346400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 CSL LTD                                                                                     Agenda Number:  701365579
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3018U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  AU000000CSL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and the Auditors for the YE
       30 JUN 2007 and acknowledge the final dividend
       in respect of the YE 30 JUN 2007 declared by
       the Board and paid by the Company

2.A    Re-elect Mr. John Akehurst as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

2.B    Re-elect Mr. Maurice A. Renshaw as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 99[a] of the Constitution

2.C    Re-elect Mr. Ian A. Renard as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

3.     Approve, in accordance with Section 254H of               Mgmt          For                            For
       the Corporations Act, that the Company convert
       all the fully paid ordinary shares in the issued
       capital of the Company into a larger number
       on the basis that every one [1] fully paid
       ordinary share be subdivided into 3 fully paid
       ordinary shares with effect from 7:00 PM [Melbourne
       time] on 24 OCT 2007, and that options and
       performance rights on issue at that time in
       respect of ordinary shares in the Company be
       adjusted in accordance with the ASX Listing
       Rules

4.     Approve that, for the purposes of Rule 88 of              Mgmt          For                            For
       the Company's Constitution and ASX Listing
       Rule 10.17, the maximum aggregate amount that
       may be paid to all the Non-Executive Directors
       of the Company by the Company and any subsidiaries
       of the Company for their services as Directors
       of the Company or of such subsidiaries, in
       respect of each FY of the Company commencing
       on or after 01 JUL 2007, be increased from
       AUD 1,500,000 to AUD 2,000,000 per annum

5.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the YE 30 JUN
       2007




--------------------------------------------------------------------------------------------------------------------------
 CSR PLC, CAMBRIDGE                                                                          Agenda Number:  701519437
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1790J103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0034147388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the 52               Mgmt          For                            For
       week period ended 28 DEC 2007, together with
       the reports of the Directors and the Auditors
       thereon

2.     Approve the remuneration report as specified              Mgmt          For                            For
       of the Company's annual report for the 52 week
       period ended 28 DEC 2007

3.     Elect Mr. Jozef van Beurden as a Director                 Mgmt          For                            For

4.     Elect Mr. Chris Ladas as a Director                       Mgmt          For                            For

5.     Re-elect Mr. James Collier as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-elect Mr. Anthony Carlisle as a Director,              Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Deloitte & Touche LLP as the Auditors,         Mgmt          For                            For
       until the conclusion of the next general meeting
       at which audited accounts are laid before the
       Company and authorize the Directors to determine
       their remuneration

8.     Authorize the Company and all the Companies               Mgmt          For                            For
       that are subsidiaries of the Company at any
       time during the period for which the resolution
       has effect: i) make political donations to
       political parties and/or independent election
       candidates not exceeding GBP 12,500 in total;
       ii) make political donations to political organizations
       other than political parties not exceeding
       GBP 12,500 in total; and iii) incur political
       expenditure not exceeding GBP 12,500 in total,
       during the period beginning with the date of
       passing of this resolution and ending on the
       conclusion of the AGM of the Company in 2009
       unless such authority is previously renewed,
       varied or revoked by the Company in the general
       meeting; for the purposes of this resolution
       the terms 'political donation', 'political
       parties', 'independent election candidates',
       'political organizations' and 'political expenditure'
       have the meanings given by the Sections 363
       to 365 of the Companies Act 2006

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any previous authority or authorities, to exercise
       all powers of the Company to allot relevant
       securities [Section 80 of the Companies Act
       1985] of the Company up to an aggregate nominal
       amount of GBP 44,099 during the period commencing
       on the date of the passing of this resolution;
       [Authority expires at the conclusion of the
       AGM of the Company to be held in 2009 or 15
       months from the date of passing of this resolution];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, subject to the passing
       of Resolution 9 and pursuant to Section 95(1)
       of the Companies Act 1985 [the 'Act'], to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority given by Resolution
       9 above and/or to sell treasury shares where
       such sale is treated as an allotment of equity
       securities by virtue of Section 94(3A) of the
       Act, as if Section 89[1] of the Act, provided
       that this power shall be limited to the allotment
       of equity securities: i) in connection with
       a rights issue, open offer or any other pre-emptive
       offer in favor of the holders of ordinary share
       [excluding any treasury shares] where the equity
       securities attributable to the interest of
       all such holders are proportionate [as nearly
       as may be] to the respective numbers of ordinary
       shares held by them [but including, in connection
       with any such issue, the making of such arrangements
       as the Directors may deem necessary or expedient
       to deal with the problems under the laws of
       any territory or in connection with fractional
       entitlements of shares represented by depository
       receipts or otherwise however]; and ii) up
       to an aggregate nominal amount of GBP 6,615;
       [Authority shall expire at the conclusion of
       the AGM of the Company to be held in 2009 or
       15 months from the date of this resolution];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       purchase the Company's own fully paid ordinary
       shares of 0.1p each by way of one or more market
       purchases [Section 163(3) of the Act] provided
       that: i) the maximum number of ordinary shares
       which may be purchased is 13,229,896; ii) the
       minimum price [exclusive of expenses] which
       may be paid for any ordinary share is 0.1p;
       iii) the maximum price [exclusive of expenses]
       which may be paid for any ordinary share is
       no more than 5% above the average of the middle
       market quotations of any ordinary share of
       the Company as published in the London Stock
       Exchange Daily Official List, for the 5 business
       days immediately before the day on which such
       ordinary share is purchased; [Authority expire
       at the conclusion of the next AGM of the Company
       to be held in 2009 or 15 months from the date
       of passing of this resolution]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.12   Adopt the Articles of Association of the Company          Mgmt          Abstain                        Against
       in substitution for, and to the exclusion of,
       the existing Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 CULTURE CONVENIENCE CLUB CO.,LTD.                                                           Agenda Number:  701612980
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0845S107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3220500007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 D.& CO.CARNEGIE INVESTMENT AB, STOCKHOLM                                                    Agenda Number:  701396409
--------------------------------------------------------------------------------------------------------------------------
    Security:  W20708116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Nov-2007
        ISIN:  SE0000798829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Appoint Advokat Mr. Claes Beyer as the Chairman           Mgmt          For                            For
       of the meeting

3.     Approve the voting register                               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to attest the minutes                Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Approve that the remuneration to the Directors            Mgmt          For                            For
       of the Board shall be paid according to the
       resolution of the AGM, subject to pro rata
       adjustment based on the remaining period of
       service

8.     Approve that the number of Board Members to               Mgmt          For                            For
       be elected shall be seven, and Elect Director
       of the Board Mr. Mai-Lill Ibsen is re-elected
       and that Messrs. Anders Fallman, Jan Kvarnstrom,
       Bjorn C Anderson, Catharina Lagerstam, Magnus
       Lindquist and Patrik Tigerschiold, and Mr.
       Anders Fallman is elected Chairman of the Board
       and that Mr. Jan Kvarnstrom is elected as the
       Deputy Chairman of the Board, shareholders
       representing more than 25% of the total number
       of votes and shares in the Company, including
       Catella, SEB Fonder, Danske Capital, Invik
       and a group of Shareholders employed within
       Carnegie, have expressed their support of the
       proposal

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve, to reconsider the resolution passed
       by the AGM of the shareholders held on 29 MAR
       2007 regarding the establishment of a long-
       term, performance-based, incentive programme
       for 2008 ["Share Programme 2008"]

10.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve, to reconsider, the resolution passed
       by the EGM of the shareholders held on 23 AUG
       2007 regarding the allocation in Carnegie's
       profit-sharing system

11.    Amend the instruction for the Nomination Committee,       Mgmt          For                            For
       as specified

12.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 D.& CO.CARNEGIE INVESTMENT AB, STOCKHOLM                                                    Agenda Number:  701483339
--------------------------------------------------------------------------------------------------------------------------
    Security:  W20708116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Apr-2008
        ISIN:  SE0000798829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Claes Beyer, Attorney-at-Law, as the            Mgmt          For                            For
       Chairman of the meeting

2.     Approve the voting register                               Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to attest the minutes                Mgmt          For                            For

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Receive the annual accounts and report of the             Mgmt          For                            For
       Auditor as well as of the consolidated financial
       statements and the Auditor's report for the
       Group and report of the Auditor; report of
       the CEO; report of the Chairman of the Board;
       reports concerning the Audit Committee and
       the Remuneration Committee

7.a    Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

7.b    Approve to use the Company's earnings to make             Mgmt          For                            For
       dividend payments to the shareholders and that
       the dividend shall amount SEK 7 and 50 ore
       per share; the record date for payment of the
       dividend [Avstamningsdag] be 15APR 2008; if
       the AGM adopts this resolution, it is expected
       that the dividend shall be paid on Tuesday
       15 APR 2008

7.c    Approve to release the Members of the Board               Mgmt          For                            For
       of Directors and the Managing Director from
       liability

8.     Approve the remuneration to the Directors of              Mgmt          For                            For
       the Board shall be received according to the
       following: remuneration shall not to be paid
       to those Directors of the Board that are employed
       by the Company or any of its subsidiaries;
       the Chairman of the Board will receive SEK
       1,000,000, the Deputy Chairman of the Board
       will receive SEK 500,000 and the other Board
       Members will each receive SEK 400,000 for their
       assignment in the Board of the Company; the
       Chairman of the Audit Committee will receive
       SEK 200,000 and the other Members will receive
       SEK 100,000 each, the Chairman of the Remuneration
       Committee will receive SEK 100,000 and the
       other Members of the Remuneration Committee
       will receive SEK 50,000 each; that the total
       remuneration to be paid to the Board of Directors
       amounts to SEK 4,100,000; and that the remuneration
       of the Registered Auditing Company Deloitte
       AB during the mandate period should be as agreed
       when procuring the services

9.     Re-elect Messrs. Anders Fallman, Jan Kvarnstrom,          Mgmt          For                            For
       Bjorn C. Anderson, Mai-Lill Ibsen, Catharina
       Lagerstam, and Patrik Tigerschiold; elect Mr.
       John Shakeshaft as the Members of the Board
       of Directors; and re-elect Mr. Anders Fallman
       as the Chairman of the Board and Mr. Jan Kvarnstrom
       as the Deputy Chairman of the Board

10.    Approve to cancel of the Share Programme 2008             Mgmt          For                            For

11.    Approve the specified guidelines for remuneration         Mgmt          For                            For
       for the Senior Management

12.    Approve the specified procedure for the appointment       Mgmt          For                            For
       of a Nomination Committee

13.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAETWYLER HOLDING AG, ALTDORF                                                               Agenda Number:  701511924
--------------------------------------------------------------------------------------------------------------------------
    Security:  H17592157                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0030486770
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the annual report, annual financial               Mgmt          For                            For
       statements and consolidated financial statements
       2007; acknowledgement of the Auditor and Group
       Auditor

2.     Grant discharge to the Board of Directors                 Mgmt          For                            For

3.1    Approve the appropriation of balance sheet profit         Mgmt          For                            For
       2007

3.2    Approve the capital decrease through repayment            Mgmt          For                            For
       of nominal value of shares, amend the Articles
       of Incorporation

4.1.1  Elect Mr. Ulrich Graf to the Board of Directors           Mgmt          For                            For

4.1.2  Elect Dr. Hanspeter Faessler to the Board of              Mgmt          For                            For
       Directors

4.1.3  Elect Mr. Ernst Odermatt to the Board of Directors        Mgmt          For                            For

4.2    Elect the Auditor and the Group Auditor                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAH SING BANKING GROUP LTD                                                                  Agenda Number:  701571259
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1923F101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK2356013600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend [with scrip option]              Mgmt          For                            For

3.i    Re-elect Mr. David R. Hinde as a Director                 Mgmt          Against                        Against

3.ii   Re-elect Mr. Lung-Man Chiu [John Chiu] as a               Mgmt          Against                        Against
       Director

3.iii  Re-elect Mr. Gary Pak-Ling Wang as a Director             Mgmt          Against                        Against

3.iv   Re-elect Mr. Harold Tsu-Hing Wong as a Director           Mgmt          Against                        Against

4.     Approve to fix the fees of the Directors for              Mgmt          For                            For
       the YE 31 DEC 2007

5.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B, to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options, during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of options or similar arrangements; or iii)
       an issue of shares; or iv) an issue of shares
       of the Company as scrip dividend or similar
       arrangement in accordance with the memorandum
       and articles of association of the Company;
       or (v) pursuant to any existing specific authority;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]




--------------------------------------------------------------------------------------------------------------------------
 DAH SING FINANCIAL HOLDINGS LTD                                                             Agenda Number:  701540103
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y19182107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  HK0440001847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: a) the Subscription Agreement [as specified]     Mgmt          For                            For
       and the execution thereof and implementation
       of all transactions thereunder; b) conditional
       upon the Listing Committee of The Stock Exchange
       of Hong Kong Limited granting the listing of,
       and the permission to deal in, the Subscription
       Shares [as specified], the issue and allotment
       of the Subscription Shares; and c) authorize
       the Directors of the Company to sign, execute,
       perfect and deliver all such documents and
       do all such deeds, acts, matters and things
       as they may in their absolute discretion consider
       necessary or desirable for the purpose of or
       in connection with the implementation of the
       Subscription Agreement and all transactions
       and other matters contemplated thereunder or
       ancillary thereto, to waive compliance from
       and/or agree to any amendment or supplement
       to any of the provisions of the Subscription
       Agreement which in their opinion is not of
       a material nature and to effect or implement
       any other matters referred to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 DAH SING FINANCIAL HOLDINGS LTD                                                             Agenda Number:  701570461
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y19182107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK0440001847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       together with the report of the Directors and
       the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Gary Pak-Ling Wang as a Director             Mgmt          For                            For

3.B    Re-elect Mr. Nicholas J. Mayhew as a Director             Mgmt          For                            For

3.C    Re-elect Dr. Tai-Lun Sun [Dennis Sun] as a Director       Mgmt          Against                        Against

3.D    Re-elect Mr. Peter Gibbs Birch as a Director              Mgmt          Against                        Against

3.E    Re-elect Mr. Robert Tsai-To Sze as a Director             Mgmt          For                            For

4.     Approve to fix the fees of the Directors for              Mgmt          For                            For
       the YE 31 DEC 2007

5.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       date of the passing of the resolution otherwise
       than pursuant to : i) a rights issue [as specified];
       or ii) the exercise of options under any share
       option scheme or similar arrangement adopted
       by the Company for the grant or issue to the
       Employees and Directors of the Company and/or
       any of its subsidiaries and/or other eligible
       participants specified thereunder of options
       to subscribe for or rights to acquire shares
       of the Company; or iii) an issue of shares
       upon the exercise of the subscription rights
       attaching to any warrants which may be issued
       by the Company; or iv) an issue of shares of
       the Company as scrip dividend or similar arrangement
       in accordance with the memorandum and Articles
       of Association of the Company; or v) pursuant
       to any existing specific authority; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Ordinance
       to be held]

7.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company [Shares]
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purposes, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or any other applicable stock exchange as amended
       from time to time, not exceeding 10% of the
       shares of the Company in issue as at date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Ordinance to be held]

8.     Approve, conditional upon the Resolutions 6               Mgmt          For                            For
       and 7 as specified, the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares in the capital
       of the Company pursuant to Resolution number
       6, as specified and is extended by the addition
       to the aggregate nominal amount of share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       number 7 as specified, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal value of the issued
       share capital of the Company as at the date
       of the this resolution




--------------------------------------------------------------------------------------------------------------------------
 DAI-DAN CO.,LTD.                                                                            Agenda Number:  701639378
--------------------------------------------------------------------------------------------------------------------------
    Security:  J62234109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3486000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Board Size to 12                Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 DAIBIRU CORPORATION                                                                         Agenda Number:  701620747
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08463101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3497200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIFUKU CO.,LTD.                                                                            Agenda Number:  701620254
--------------------------------------------------------------------------------------------------------------------------
    Security:  J08988107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3497400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

1.18   Appoint a Director                                        Mgmt          For                            For

1.19   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIKEN CORPORATION                                                                          Agenda Number:  701626561
--------------------------------------------------------------------------------------------------------------------------
    Security:  J09933102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3482600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIKYO INCORPORATED                                                                         Agenda Number:  701616546
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10164119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3481400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Purchase of Own Shares (Preferred Stocks)         Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAINICHISEIKA COLOR & CHEMICALS MFG.CO.,LTD.                                                Agenda Number:  701630813
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10332104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3492200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAINIPPON SCREEN MFG.CO.,LTD.                                                               Agenda Number:  701608222
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10626109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3494600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DAINIPPON SUMITOMO PHARMA CO.,LTD.                                                          Agenda Number:  701622234
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10542116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3495000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIO PAPER CORPORATION                                                                      Agenda Number:  701637259
--------------------------------------------------------------------------------------------------------------------------
    Security:  J79518114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3440400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 DAIWABO INFORMATION SYSTEM CO.,LTD.                                                         Agenda Number:  701621612
--------------------------------------------------------------------------------------------------------------------------
    Security:  J11277100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3505200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for Outside Directors, Adopt Reduction
       of Liability System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 DAMPSKIBSSELSKABET NORDEN A/S, KOBENHAVN                                                    Agenda Number:  701519944
--------------------------------------------------------------------------------------------------------------------------
    Security:  K19911146                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  DK0060083210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Receive the Board of Directors' report on the             Mgmt          For                            For
       Company's activities during the past year

B.1    Presentation of the audited annual report for             Mgmt          For                            For
       adoption

B.2    Ratify the acts of the Board of Directors and             Mgmt          For                            For
       the Board of Management

C.     Approve the distribution of profits as specified          Mgmt          For                            For

D.     Re-elect Messrs. Mogens Hugo and Alison J.F.              Mgmt          For                            For
       Riegels and elect Mr. Karsten Knudsen as the
       Members of the Board of Directors

E.     Re-appoint PricewaterhouseCoopers Statsautoriseret        Mgmt          For                            For
       Revisionsselskab, as a state authorized public
       accountants for the period until the next general
       meeting

F.1    Amend the Article 1, Article 2, Article 3, Article        Mgmt          For                            For
       4 , Article 5, Article 6, Article 7, Article
       8, Article 9, Article 10, Article 11, Article
       12, Article 13, Article 14, Article 15, Article
       16, Article 17, Article 18 and Article 19 of
       the Company's Articles of Association, as specified

f.2    Authorize the Board of Directors to adopt the             Mgmt          For                            For
       resolutions for the distribution of extraordinary
       dividends pursuant to Section 109 a of the
       Public Companies Act; if adopted, the specified
       provision will be included as Article 20 in
       the current Articles of Association and as
       Article 13 in the Company's Articles of Association
       [on the condition that the other amendments
       to the Articles of Association are finally
       adopted as proposed]

f.3    Approve the specified guidelines for incentive-based      Mgmt          For                            For
       remuneration of the Members of the Board of
       Directors; if the specified guidelines are
       approved by the Company in the general meeting,
       the specified provision will be included as
       Article 21 in the current Articles of Association
       and as Article 11 a in the Company's new Articles
       of Association [on the condition that the other
       amendments to the Articles of Association are
       finally adopted as proposed]

f.4    Authorize the Board of Directors for a period             Mgmt          For                            For
       of time until the next AGM, to arrange for
       the Company to acquire treasury shares at a
       nominal value of up to 10% of the share capital
       at the market price quoted at the time of the
       acquisition with a deviation of up to 10%

f.5    Authorize the Chairman of the Board of Directors,         Mgmt          For                            For
       or whomever he may appoint, to carry out filings
       with the Danish Commerce and Companies Agency
       and to make such changes-including amendments
       in the prepared documents-as may be requested
       by the Danish Commerce and Companies Agency
       as a condition for registration




--------------------------------------------------------------------------------------------------------------------------
 DAMPSKIBSSELSKABET NORDEN A/S, KOBENHAVN                                                    Agenda Number:  701578518
--------------------------------------------------------------------------------------------------------------------------
    Security:  K19911146                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  DK0060083210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend the Company's Articles of Association               Mgmt          For                            For
       to the effect that i) each single Article will
       be get a headline, ii) each provision will
       be numbered, iii) the order of several provisions
       will be changed, iv) certain provisions will
       be deleted and v) new provisions will be added
       as follows: Article 1, 1.1, 1.2, 2, 2.1. 3,
       4a, 4b, 4c, 4d, 4e, 4f, 4g, 5a, 5.1, 5.2, 5c,
       5.3, 5.6, 5d, 6a, 6.1, 6b, 6c, 6.2, 6d, 6.5,
       6.6, 6.7, 6e, 7(1), 6.3, 7(2) and 7(3), 7,
       7.1, 7.2, 8a, 8b, 8c, 9, 11d, 7.3, 10a, 8,
       8.1, 10b, 10c, 8.2, 11a, 9.1, 11b and 11c,
       9.2, 11d, 7.3, 9.3, 9.4, 12, 13, 10. 10.1,
       14a, 10.2. 14b, 10.3, 14c, 10.4, 15a, 10.5,
       15b and 15c 10.6 and 10.7, 15d, 10.8, 15e,
       15f, 15g, 16, 17, 12, 12.114, 14.1, 18a, 18b,
       18c, 18d, 19 as specified

2.     Authorize the Chairman of the Board of Directors,         Mgmt          For                            For
       or whomsoever he may appoint, to carry out
       filings with the Danish Commerce and Companies
       Agency and to make such changes including amendments
       in prepared documents as may be requested by
       the Danish Commerce and Companies Agency or
       other authorities as a condition for registration




--------------------------------------------------------------------------------------------------------------------------
 DANIELI & C.OFFICINE MECCANICHE SPA, BUTTRIO (UDINE)                                        Agenda Number:  701365517
--------------------------------------------------------------------------------------------------------------------------
    Security:  T73148115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  IT0000076502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 OCT 2007 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement and consolidated          Mgmt          For                            For
       financial statement as at 30 JUN 2007

2.     Appoint the Independent Auditors                          Mgmt          For                            For

3.     Appoint the Director charged of drawing up of             Mgmt          For                            For
       accounting documents

4.     Grant authority for buy back                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DANIELI & C.OFFICINE MECCANICHE SPA, BUTTRIO (UDINE)                                        Agenda Number:  701434538
--------------------------------------------------------------------------------------------------------------------------
    Security:  T73148107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Jan-2008
        ISIN:  IT0000076486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SGM. THANK YOU.                Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 JAN 2008 (AND A THIRD CALL ON 25 JAN 2008).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Appoint the saving shareholder' common representative     Mgmt          For                            For
       and to state his emolument




--------------------------------------------------------------------------------------------------------------------------
 DASSAULT SYS S A                                                                            Agenda Number:  701542638
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2457H100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  FR0000130650
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented; and the expenses and charges
       that were not tax deductible of EUR 379,315.00
       with a corresponding tax of EUR 130,598.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 135,676,022.00, legal reserve:
       EUR 183,426.00, dividends: EUR 54,098,094.38
       corresponding to a dividend of EUR 0.46 per
       share; prior retained earnings: EUR 8 1,394,501.62
       retained earnings: EUR 947,788,567.76 in the
       event that the Company holds some of its own
       s hares on such date, the amount of t he unpaid
       dividend on such shares s hall be allocated
       to the retained earnings account;; as required
       by law, it is reminded that, for the last 3
       FY, the dividends paid, were as follows: EUR
       0.38 for FY 2004 EUR 0.42 for FY 2005 EUR 0.44
       for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 and
       followings of the French Commercial Code, and
       approve the agreements entered into or which
       remained in force during the FY

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       granting of an indemnity to Mr. Bernard Charles
       in the event of his removal

O.6    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00, maximum number of
       s hares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 500,000,000.00; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 06 JUN 2007
       in its Resolution 5; and to take all necessary
       measures and accomplish all necessary formalities

E.7    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by cancelling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; and to take all necessary measures
       and accomplish all necessary formalities

E.8    Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chose n by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 10% of capital;
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect; and to take all necessary
       measures and accomplish all necessary formalities[Authority expires at the end of 38 month period]

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; and for
       a nominal amount that shall not exceed EUR
       10,000,000.00; to cancel the shareholders'
       preferential subscription rights in favour
       of Des Adherents; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 06 JUN 2007
       in its resolution 15; this amount shall count
       against the overall value specified in resolution
       15; this delegation of powers supersedes any
       and all earlier delegations to the same effect;
       and to take all necessary measures and accomplish
       all necessary formalities[Authority expires
       at the end of 26 month period]

OE.10  Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed ByLaw




--------------------------------------------------------------------------------------------------------------------------
 DAVID JONES LTD, SYDNEY NSW                                                                 Agenda Number:  701394227
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q31227103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  AU000000DJS0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities for the 52 weeks
       ended 28 JUL 2007 and the reports of the Directors
       and the Auditor

2.a    Re-elect Mr. Reginald Clairs AO as a Director,            Mgmt          For                            For
       who retires by rotation

2.b    Re-elect Mr. John Harvey as a Director, who               Mgmt          For                            For
       retires by rotation

2.c    Elect Mr. Peter Mason AM as a Director, who               Mgmt          For                            For
       retires in accordance with Clause 6.1(e) of
       the Company's Constitution

3.     Adopt the remuneration report                             Mgmt          For                            For

4.a    Approve to grant up to a maximum number of 381,737        Mgmt          For                            For
       ordinary shares in the capital of the Company
       to Mr. Mark McInnes, the Chief Executive Officer
       of the Company, pursuant to the David Jones
       Limited Long Term Inventive Plan and on the
       specified terms

4.b    Approve to grant up to a maximum number of 173,156        Mgmt          For                            For
       ordinary shares in the capital of the Company
       to Mr. Stephen Goddard, the Finance Director
       of the Company, pursuant to the David Jones
       Limited Long Term Incentive Plan and on the
       specified terms




--------------------------------------------------------------------------------------------------------------------------
 DAVIDE CAMPARI - MILANO SPA, MILANO                                                         Agenda Number:  701498138
--------------------------------------------------------------------------------------------------------------------------
    Security:  T24091117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003849244
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to confirm the Board of Directors appointment     Mgmt          Against                        Against

2.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       adjournment thereof

3.     Grant authority to buy back own shares                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAVIS SERVICE GROUP PLC                                                                     Agenda Number:  701493948
--------------------------------------------------------------------------------------------------------------------------
    Security:  G26796147                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  GB00B0F99717
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and accounts          Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the report on the Directors' remuneration         Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Approve the payment of a final dividend of 13.3           Mgmt          For                            For
       pence per ordinary share of 30 pence each in
       the capital of the Company

4.     Re-elect Mr. C.R.M. Kemball as a Director                 Mgmt          For                            For

5.     Re-elect Mr. P.G. Rogerson as a Director                  Mgmt          For                            For

6.     Re-elect Mr. P.H. Utnegaard as a Director                 Mgmt          For                            For

7.     Re-elect Mr. J.D. Burns as a Director                     Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before members and
       authorize the Directors to determine their
       remuneration

9.     Authorize the Board, to allot relevant securities         Mgmt          For                            For
       [Section 80 of the Companies Act 1985] up to
       an aggregate nominal amount of GBP 17,137,000;
       [Authority expires at the conclusion of the
       AGM of the Company next year]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the Act] for cash
       pursuant to the authority conferred by Resolution
       9, disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 2,570,000; [Authority expires
       at the conclusion of the AGM of the Company
       next year]; and, authorize the Directors to
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Act] of up
       to 17,137,000 ordinary shares of 30 pence each
       in the capital of the Company, at a minimum
       price of 30 pence and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 18 months]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.12   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialled by the Chairman
       of the meeting for the purpose of identification,
       as the Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 DB RREEF TRUST                                                                              Agenda Number:  701374340
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q31265103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  AU000000DRT1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To present the Directors' report, financial               Non-Voting
       statements and the Independent Auditor's report
       for the FYE 30 JUN 2007

1.     Ratify the appointment of Mr. Stewart F. Ewen             Mgmt          For                            For
       OAM as an Independent Director of DB Rreef
       Funds Management Limited

2.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 DCM JAPAN HOLDINGS CO.,LTD.                                                                 Agenda Number:  701576766
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12549101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3548660004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Require Shareholders' Approval         Mgmt          Against                        Against
       to Adopt Anti-Takeover      Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Abstain                        Against

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Abstain                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 DE SAMMENSLUTTEDE VOGNMAEND AF 13.7.1976 A/S DSV                                            Agenda Number:  701544036
--------------------------------------------------------------------------------------------------------------------------
    Security:  K3013J154                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DK0060079531
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Management's review of the Company's          Mgmt          For                            For
       activities in 2007

2.     Approve the audited 2007 annual report, including         Mgmt          For                            For
       fee for the Member of the Supervisory Board
       and the Management's review

3.     Approve the appropriation of profit in accordance         Mgmt          Abstain                        Against
       with approved 2007 annual report

4.     Re-elect Mr. Hans Drisdal Hansen and Mr. Kaj              Mgmt          For                            For
       Christensen as the Members to the Supervisory
       Board; and elect Mr. Kurt K. Larsen, Group
       Chief Executive Officer, as a new Member to
       the Supervisory Board with effect from 01 AUG
       2008

5.     Elect Ernst & Young, Statsautoriseret RevisionsaktieselskabMgmt          For                            For
       as the Auditors

6.A    Authorize the Supervisory Board to acquire treasury       Mgmt          For                            For
       shares representing a nominal amount of up
       to 10% of the share capital during the 18 month
       period following AGM, the consideration for
       the shares may not deviate by more than 5%
       form the most recently quoted market price
       at the date of acquisition

6.B    Approve to reduce the Company's share capital             Mgmt          For                            For
       by DDK 11,350,000.00

6.C    Amend Articles 2, 3, 4b and 14 of the Articles            Mgmt          For                            For
       of Association

7.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 DEBENHAMS PLC                                                                               Agenda Number:  701579421
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2768V102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  GB00B126KH97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company to operate a Scrip Dividend         Mgmt          For                            For
       Scheme




--------------------------------------------------------------------------------------------------------------------------
 DEMAG CRANES AG, DUESSELDORF                                                                Agenda Number:  701451990
--------------------------------------------------------------------------------------------------------------------------
    Security:  D17567104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Mar-2008
        ISIN:  DE000DCAG010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 14 FEB 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006/2007 FY with the
       report of the Supervisory Board, the Group
       financial statements and Group annual report,
       and the report of the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 41,917,052.31 as follows: payment
       of a dividend of EUR 1.10 per no-par share
       EUR 18,626,760.01 shall be carried forward
       ex-dividend and payable date: 07 MAR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007/2008             Mgmt          For                            For
       FY: Deloitte & Touche GmbH, Dusseldorf

6.1    Elect Mr. Reinhard Gorenflos as a Member of               Mgmt          For                            For
       the Supervisory Board

6.2    Elect Prof. Dr. H.C. Karlheinz Hornung as a               Mgmt          For                            For
       Member of the Supervisory Board

6.3    Elect Mr. Robert J. Koehler as a Member of the            Mgmt          Against                        Against
       Supervisory Board

6.4    Elect Dr. Herbert Meyer as a Member of the Supervisory    Mgmt          For                            For
       Board

6.5    Elect Dr. Martin Posth as a Member of the Supervisory     Mgmt          For                            For
       Board

6.6    Elect Mr. Burkhard Schuchmann as a Member of              Mgmt          For                            For
       the Supervisory Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at a price differing neither more
       than 10% from the market price of the shares
       if they are acquired through the stock exchange,
       nor more than 20% if they are acquired by way
       of a repurchase offer, on or before 05 SEP
       2009, the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, to float the
       shares on foreign stock exchanges, and to retire
       the shares




--------------------------------------------------------------------------------------------------------------------------
 DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                         Agenda Number:  701613350
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12936134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3549600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 DENWAY MOTORS LTD                                                                           Agenda Number:  701552362
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2032Y106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  HK0203009524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2007

2.i    Declare a final dividend                                  Mgmt          For                            For

2.ii   Declare a special dividend                                Mgmt          For                            For

3.i    Re-elect Mr. Zhang Baoqing as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Fu Shoujie as a Director                     Mgmt          Against                        Against

3.iii  Re-elect Mr. Lee Ka Lun as a Director                     Mgmt          Against                        Against

3.iv   Re-elect Mr. Fung Ka Pun as a Director                    Mgmt          Against                        Against

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditor

5.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period [as specified] of all powers of the
       Company to repurchase shares in the capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and recognized by
       the Securities and Futures Commission and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of the passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company]; to
       make and grant offers, agreements and options
       [including warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company] which would or might require
       shares to be allotted, during and after the
       relevant period; shall not exceed 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of the passing
       of this resolution; otherwise than pursuant
       to: a) a rights issue [as specified]; or b)
       an issue of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, conditional upon the passing of the              Mgmt          For                            For
       ordinary Resolutions 5 and 6 in the notice
       convening this meeting, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with any additional shares of
       the Company pursuant to ordinary Resolution
       6 of the notice convening this meeting by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to ordinary
       Resolution 5 of the notice convening this meeting,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DERICHEBOURG, BOISSY SAINT LEGER                                                            Agenda Number:  701456267
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7194B100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  FR0000053381
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the report of the Board of Directors              Mgmt          Abstain                        Against
       and the Auditor's and approve the Company's
       financial statements for the YE 30 SEP 2007
       as presented; earnings for the FY EUR 49,469,995.39;
       and the expenses and charges that were not
       tax-deductible of EUR 7,994.00; and grant permanent
       discharge to the Directors and the Auditors
       for the performance of their duties during
       the said FY

2.     Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 49,469,995.39 income for the
       FY: EUR 49,469,995.39 legal reserve: EUR 2,473,499.76
       dividends: EUR 15,335,629.38 retained earnings:
       EUR 31,660,866.25 and will receive a net dividend
       of EUR 0.09 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 18 MAR
       2008, in accordance with the regulations in
       force, and recalls that no dividend was paid
       for the previous 3 FY, in the event that the
       Company holds some of its own shares on such
       date, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account

4.     Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225-38 of
       the French Commercial code, and approve the
       Agreements entered into or which Remained in
       force during the FY

5.     Appoint Hoche Audit and Dominique Jutier as               Mgmt          For                            For
       the Auditors and Substitute Auditors, and approve
       to replace Audit Et Conseil Union, and Sogec
       Audit, for the remainder of Audit Et Conseil
       Union, and Sogec Audit's term of office, i.e.
       until the meeting called to approve the financial
       statements for the FYE in 30 SEP 2013

6.     Approve to reconstitute the shareholder's equity          Mgmt          Abstain                        Against

7.     Grant all powers to the bearer of an original,            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701556524
--------------------------------------------------------------------------------------------------------------------------
    Security:  G27300105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the report of the remuneration Committee          Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Declare a final dividend of 15.0p per ordinary            Mgmt          For                            For
       share for the YE 31 DEC 2007

4.     Re-elect Mr. J.C. Ivey as a Director                      Mgmt          For                            For

5.     Re-elect Mr. S.P. Silver as a Director                    Mgmt          For                            For

6.     Re-elect Mr. C.J. Odom as a Director                      Mgmt          For                            For

7.     Re-elect Mr. R.A. Farnes as a Director                    Mgmt          For                            For

8.     Re-elect Mr. S. J. Neathercoat as a Director              Mgmt          For                            For

9.     Elect Mr. D.G. Silverman as a Director                    Mgmt          For                            For

10.    Re-appoint BDO Stoy Hayward LLP as the Auditor            Mgmt          For                            For
       and authorize the Directors to determine its
       remuneration

11.    Grant authority for the allotment of relevant             Mgmt          For                            For
       securities

S.12   Grant authority for the limited disapplication            Mgmt          For                            For
       of pre-emption rights

S.13   Authorize the Company to exercise its power               Mgmt          For                            For
       to purchase its own shares

S.14   Adopt the new Articles of Association                     Mgmt          Against                        Against

15.    Approve the changes to the Company's Performance          Mgmt          For                            For
       Share Plan

16.    Grant authority for the implementation of a               Mgmt          For                            For
       new Employee Share Option Plan




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE EUROSHOP AG, ESCHBORN                                                              Agenda Number:  701577249
--------------------------------------------------------------------------------------------------------------------------
    Security:  D1854M102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  DE0007480204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report pursuant to Sections 289[4] and
       315[4] of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       of profit of EUR 36,093,747.90 as follows:
       payment of a dividend of EUR 1.05 per no-par
       share ex-dividend and payable date: 20 JUN
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elections of Messrs. Manfred Zass, Dr. Joern              Mgmt          For                            For
       Kreke, Alexander Otto to the Supervisory Board

6.     Resolution on the adjustment of the remuneration          Mgmt          For                            For
       for the Supervisory Board, and the corresponding
       amendment to the Article of Association from
       the 2007 FY on, the Chairman of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 50,000, the Deputy Chairman EUR 37,500,
       and every other Board Member EUR 25,000

7.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       BDO Deutsche Warentreuhand AG, Hamburg




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701582339
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2046U176                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       the annual report for the 2007 FY with the
       report of the Supervisory Board, the group
       financial statements and the annual report,
       and the report pursuant to Sections 289(4)
       and 315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          Against                        Against
       profit of EUR 433,019.55 as follows: the distributable
       profit shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          Against                        Against
       Ernst + Young AG, Eschborn

6.     Authorization to acquire own shares the existing          Mgmt          For                            For
       authorized capital shall be revoked; the Company
       shall be authorized to acquire own shares up
       to 10% of its share capital, at prices not
       deviating not more than 20% from the market
       price, of the shares on or before 16 DEC 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for the satisfaction
       of the conversion and option rights, and to
       retire shares

7.     Amendment to the Articles of Association, the             Mgmt          For                            For
       Members of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 20,000,
       the Chairman shall receive twice, and the Deputy
       Chairman one and a half times the amount

8.     Resolution on the revision of the authorized              Mgmt          Against                        Against
       capital and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 13,200,000 through
       the issue of up to 13,200,000 new ordinary
       shares against payment in cash or kind, on
       or before 16 JUN 2013; shareholders shall be
       granted subscription rights, except for residual
       amounts for the issue of shares for acquisition
       purposes or at a price not materially below
       their market price, as well as for the granting
       of such rights to holders of bonds or warrants

9.     Resolution on the authorization to issue bonds            Mgmt          For                            For
       or profit sharing rights, the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bonds or profit
       sharing rights of up to EUR 65,000,000, having
       a term of up to 20 years and conferring a conversion
       or option right for new shares of the Company,
       on or before 16 JUN 2013; shareholders shall
       be granted subscription rights except for the
       issue of bonds or profit sharing rights at
       a price not materially below their theoretical
       market value, for residual amounts for the
       granting of such rights to other bondholders
       and for the issue of bonds or profit sharing
       rights against payment in kind; the share capital
       shall be increased accordingly by up to EUR
       2,700,000, through the issue of up to 2,700,000
       new bearer shares, insofar as conversion or
       option rights are exercised

10.    Elections to the Supervisory Board 1) Mr. Hermann         Mgmt          For                            For
       T. Dambach, 2) Mr. Uwe E. Flach

11.    Approval of the profit transfer agreements with           Mgmt          For                            For
       the Company's wholly owned subsidiaries Deutsche
       Wohnen Immobilien Management Gmbh and Deutsche
       Wohnen Service Gmbh

12.    Resolution on the authorization to grant stock            Mgmt          For                            For
       options the creation of contingent capital,
       and the corresponding amendment to the Articles
       of Association; the Company shall be authorized
       to grant stock options for up to 100,000 new
       shares to executives and employees of the Company
       and its affiliates, with the next five years,
       the Company's share capital shall be increased
       accordingly by up to EUR 100,000, insofar as
       stock options are exercised




--------------------------------------------------------------------------------------------------------------------------
 DEUTZ AG, KOELN                                                                             Agenda Number:  701523082
--------------------------------------------------------------------------------------------------------------------------
    Security:  D39176108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0006305006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 82,246,611.50 as follows: payment
       of a dividend of EUR 0.20 plus a special dividend
       of EUR 0.20 per no-par share payment of EUR
       4 per DM 50 profit-sharing right EUR 34,207,823.50
       shall be carried forward ex-dividend and payable
       date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte         Mgmt          For                            For
       + Touche GMBH, Dusseldorf

6.     Acquisition of own shares the Board of Managing           Mgmt          For                            For
       Directors shall be authorized to acquire shares
       of the Company of up to 10% of the share capital,
       at prices deviating not more than 10% from
       the market price of the shares, on or before
       20 NOV 2009, the Board of Managing Directors
       shall be authorized to sell the shares on the
       Stock Exchange or by way of a rights offering,
       to offer the shares at a price not materially
       below the market pr ice of the shares, to use
       the shares for Mergers and Acquisitions, and
       to retire the shares

7.1    Elections to the Supervisory Board: Dr. Massimo           Mgmt          For                            For
       Bordi

7.2    Elections to the Supervisory Board: Mr. Francesco         Mgmt          For                            For
       Carozza

7.3    Elections to the Supervisory Board: Mr. Michael           Mgmt          For                            For
       Haupt

7.4    Elections to the Supervisory Board: Dr. Helmut            Mgmt          For                            For
       Lerchner

7.5    Elections to the Supervisory Board: Mr. Lars-Goeran       Mgmt          For                            For
       Moberg

7.6    Elections to the Supervisory Board: Dr. Giuseppe          Mgmt          For                            For
       Vita

8.     Amendment to Section 6[2] of the Articles of              Mgmt          For                            For
       Association




--------------------------------------------------------------------------------------------------------------------------
 DFDS A/S COPENHAGEN                                                                         Agenda Number:  701489052
--------------------------------------------------------------------------------------------------------------------------
    Security:  K29758123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  DK0010259027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the report by the Chairman of the Board           Mgmt          Abstain                        Against
       of Directors on the Company's activities in
       the past year

2.     Approve the annual report including the Auditors'         Mgmt          For                            For
       report and the statement by the Executive Board
       and the Board of Directors' as well as grant
       discharge to the Executive Board and the Board
       of Directors

3.     Approve to apply the profit or cover the loss             Mgmt          For                            For
       according to the adopted annual report, as
       specified

4.     Elect Mr. Ivar Samren, Finance Director Mr.               Mgmt          For                            For
       Jill Lauritzen Melby, Director Mr. Anders Moberg,
       Group Director Mr. Ingar Skaug, Group Director
       Mr. Lene Skole, Director Mr. Vagn Soerensen
       as the Members of the Board of Directors

5.     Appoint the KPMG Statsautoriseret Revisionspartnerselskab Mgmt          For                            For
       as the Auditor

6.A    Amend the Section 14 of the Articles of Association       Mgmt          For                            For
       as specified

6.B    Authorize the Supervisory Board to have the               Mgmt          For                            For
       Company acquire its own shares up to a total
       nominal value of 10% of the Company's share
       capital, cf. Section 48 of the Danish Companies
       Act, the consideration may not deviate not
       more than 10% from the buying price quoted
       on the OMX Copenhagen on the date of acquisition;
       [Authority expires at the next AGM]

6.C    Approve the general guidelines for the Company's          Mgmt          For                            For
       remuneration of the Board of Directors and
       the Executive Board; if approved by the general
       meeting, amend the Articles of Association
       as specified




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701417316
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2759B107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2007 Master Agreement [as specified],         Mgmt          For                            For
       the transactions contemplated thereunder and
       the Revised Annual Caps [as specified]; and
       authorize any one Director of the Company to
       execute all such other documents, instruments
       or agreements and to do or take such actions
       or things as such Director considers necessary
       or desirable to implement and/or give effect
       to the terms of the 2007 Master Agreement and
       the transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DIMENSION DATA HOLDINGS PLC, SANDTON, SOUTH AFRICA                                          Agenda Number:  701436378
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8185Y108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jan-2008
        ISIN:  GB0008435405
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       comprising the consolidated financial statements
       of the Dimension Data Group and the financial
       statements of Dimension Data Holdings plc incorporated
       therein, and the reports of the Directors and
       the Auditors for the YE 30 SEP 2007

2.     Declare a final dividend of 1.5 US cents per              Mgmt          For                            For
       share, in accordance with the Company's Articles
       of Association, payable on 14 MAR 2008 to the
       holders of ordinary shares registered at the
       close of business on 15 FEB 2008

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2007

4.     Re-elect Mr. Jeremy John Ord as a Chairman,               Mgmt          Against                        Against
       who is retiring in accordance with the Articles
       of Association

5.     Re-elect Mr. David Brian Sherriffs as an Executive        Mgmt          Against                        Against
       Director, who is retiring in accordance with
       the Articles of Association

6.     Re-elect Mr. Rupert George Maxwell Lothian Barclay        Mgmt          For                            For
       as a Non-Executive Director, who is retiring
       in accordance with the Articles of Association

7.     Re-elect Mr. Moses Modidima Ngoasheng as a Non-Executive  Mgmt          For                            For
       Director, who is retiring in accordance with
       the Articles of Association

8.     Elect Mr. Leslie Frank Bergman as a Non-executive         Mgmt          For                            For
       Director

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which financial
       statements are laid before the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors, pursuant to Article 10.2 of
       the Company's Articles of Association to allot
       relevant securities and authorize the Directors
       to allot relevant securities up to an aggregate
       nominal amount of USD 1,551,599 or 155,159,900
       ordinary shares; [Authority expires the earlier
       at the Company's AGM in 2009 or 30 APR 2009
       [without taking into account for this purpose
       any allotment of relevant securities pursuant
       to an offer or agreement made prior to such
       period]]

S.12   Approve to renew, subject to the passing of               Mgmt          For                            For
       Resolution 11, the authority and power conferred
       on the Directors pursuant to Article 10.3 of
       the Company's Articles of Association to allot
       equity securities wholly for cash as if Section
       89(1) of the Companies Act 1985 did not apply
       to such allotment and authorize the Directors
       to allot equity securities wholly for cash
       pursuant to and within the terms of the authority
       in Articles 10.2 of the Company's Articles
       of Association: a) in connection with a rights
       issue [as defined in Article 10.5 of the Company's
       Articles of Association] and; b) otherwise
       than in connection with a rights issue up to
       an aggregate nominal amount of USD 775,799
       or 77,579,900 ordinary shares as if section
       89(1) of the Companies Act 1985 did not apply
       to any such allotment; [Authority expires the
       earlier at the date of the Company's AGM in
       2009 or 30 APR 2009 [without taking into account
       for this purpose any allotment of relevant
       securities pursuant to an offer or agreement
       made prior to such period]]

S.13   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of up to 77,579,900 ordinary shares,
       and may hold such shares as treasury shares,
       at a maximum number of shares held in treasury
       not more than 5% of the issued share capital
       of the Company; and the maximum price which
       may be paid for such ordinary shares shall
       not be more than 5% above the average of the
       market values for an ordinary share as derived
       from the  London Stock Exchange's Daily Official
       List, over the previous 5 business days; the
       minimum price which may be paid for such shares
       in one US cent per ordinary share; and [Authority
       expires in the conclusion of the next AGM of
       the Company in 2009 or 30 APR 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Approve the alterations to the Articles of Association,   Mgmt          For                            For
       as specified with effect from the conclusion
       of the AGM




--------------------------------------------------------------------------------------------------------------------------
 DISCO CORPORATION                                                                           Agenda Number:  701616255
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12327102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3548600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4      Allow Board to Authorize Use of Stock Plan to             Mgmt          Against                        Against
       the Company's Employees and     Directors/Employees
       of Wholly-Owned Subsidiaries




--------------------------------------------------------------------------------------------------------------------------
 DMX TECHNOLOGIES GROUP LTD                                                                  Agenda Number:  701523676
--------------------------------------------------------------------------------------------------------------------------
    Security:  G27822108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BMG278221087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

1.     Approve to increase the authorized share capital          Mgmt          Against                        Against
       of the Company from USD 30,000,000 comprising
       600,000,000 ordinary shares of USD 0.05 each
       in the capital of the Company [the "Shares"]
       by USD 45,000,000 comprising 900,000,000 Shares,
       to USD 75,000,000 Comprising 1,500,000,000
       Shares

S.2    Amend the Bye-Laws of the Company as sepcified;           Mgmt          For                            For
       and authorize the Directors of the Company
       [the "Directors"] and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 DMX TECHNOLOGIES GROUP LTD                                                                  Agenda Number:  701521975
--------------------------------------------------------------------------------------------------------------------------
    Security:  G27822108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BMG278221087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts of the Company for the FYE
       31 DEC 2007 together with the Auditors' report
       thereon

2.     Re-elect Ms. Jismyl Teo Chor Khin, who is retiring        Mgmt          For                            For
       pursuant to Bye-law 104 of the Bye-laws of
       the Company.

3.     Re-elect Mr. Thian Nie Khian, who is retiring             Mgmt          For                            For
       pursuant to Bye-law 107 of the Bye-laws of
       the Company

4.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 124,190/- for the FYE 31 DEC 2007

5.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          For                            For
       Company's Auditors and authorize the Directors
       to fix their remuneration

       Transact any other ordinary business                      Non-Voting

6.     Authorize the Directors, pursuant to Rule 806(2)          Mgmt          For                            For
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited [the Listing Manual]
       to: a) allot and issue shares in the Company;
       b) issue convertible securities and any shares
       in the Company pursuant to convertible securities
       [whether by way of rights, bonus or otherwise]
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors shall in their absolute discretion
       deem fit, provided that the aggregate number
       of shares [including any shares to be issued
       pursuant to the convertible securities] in
       the Company to be issued pursuant to such authority
       shall not exceed 50% of the issued share capital
       of the Company for the time being and that
       the aggregate number of shares in the Company
       to be issued other than on a pro-rata basis
       to the then existing shareholders of the Company
       will not exceed 20% of the total number of
       issued share excluding treasury shares of the
       Company for the time being; Unless prior shareholders'
       approval is required under the Listing Manual,
       an issue of treasury shares will not require
       further shareholders' approval, and will not
       be included in the aforementioned limits; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the date by which
       the next AGM is required by Law or by the Company's
       Bye-Laws to be held]; and for the purposes
       of this resolution and Rule 806(3) of the Listing
       Manual, the total number of issued share excluding
       treasury shares in based on the total number
       of shares excluding treasury shares of the
       Company at time this resolution is passed after
       adjusting for: i) new shares arising from the
       conversion or exercise of convertible securities;
       ii) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution, provided the options or awards
       were granted in compliance with the rules of
       the Listing Manual; and iii) any subsequent
       bonus issued, consolidation or subdivision
       of shares

7.     Authorize the Directors to grant options, and             Mgmt          For                            For
       to allot and issue from time to time such number
       of shares as may be required to be issued pursuant
       to the exercise of options granted under the
       DMX Employee Share Option Scheme [the Scheme]
       provided always that the aggregate number of
       shares in respect of which such options may
       be granted and which may be issued pursuant
       to the scheme not exceed 15% of the total number
       of issued share excluding treasury shares of
       the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 DOREL INDS INC                                                                              Agenda Number:  701577439
--------------------------------------------------------------------------------------------------------------------------
    Security:  25822C205                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  CA25822C2058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors for all nominees proposed             Mgmt          For                            For
       by the Management as specified

2.     Appoint KPMG LLP, Chartered Accountants as the            Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 DOUGLAS HOLDING AG, HAGEN                                                                   Agenda Number:  701451837
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2290M102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  DE0006099005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS  20 FEB 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the approved annual financial             Non-Voting
       statements, the adopted consolidated financial
       statements and the combined Management report
       of DOUGLAS HOLDING AG and the Group for the
       FY from 01 OCT 2006 to 30 SEP 2007, as well
       as of the report of the Supervisory Board and
       an explanatory report of the Executive Board
       concerning the disclosures made pursuant to
       Section 289 (4) and 315 (4) of the German Commercial
       Code [HGB]

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 44,000,000 as follows: payment
       of a dividend of EUR 1.10 per no-par share
       EUR 840,056.80 shall be carried for ward Ex-dividend
       and payable date: 13 MAR 2008

3.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Executive Board for the FY from 01 OCT
       2006 to 30 SEP 2007

4.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Supervisory Board for the FY from 01 OCT
       2006 to 30 SEP 2007

5.     Appointment of the Auditors for the 2007/2008             Mgmt          For                            For
       FY: Susath + Partner OHG, Hamburg

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital I, the creation of a new
       authorized capital I, and the corresponding
       amendment to the Articles of Association; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 25,000,000 through the issue of new
       bearer no -par shares against payment in cash
       or kind, on or before 11 MAR 2013; shareholders
       shall be granted subscription rights except
       for a capital increase of up to EUR 12,500,000
       against payment in kind in connection with
       acquisitions, and for residual amounts

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital II, the creation of a new
       authorized capital II, and the corresponding
       amendment to the Article of Association, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 1,500,000 through the issue of new
       bearer no-par shares against payment in cash,
       on or before 11 MAR 2013, Shareholders shall
       be granted subscription rights except for the
       issue of employee shares

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 117,708,936, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 11 SEP 2009,
       the Board of Managing Directors shall be authorized
       to sell the shares on the stock exchange or
       to offer them to all shareholders, to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes, and to retire the
       shares

9.1    Elect Dr. h.c. Jorn Kreke as a Member of the              Mgmt          Against                        Against
       Supervisory Board

9.2    Elect Mr. Bernd M. Michael as a Member of the             Mgmt          For                            For
       Supervisory Board

9.3    Elect Dr. Mark Wossner as a Member of the Supervisory     Mgmt          For                            For
       Board

9.4    Elect Dr. Ulrich Wolters as a Member of the               Mgmt          For                            For
       Supervisory Board

9.5    Elect Mr. Henning R. Kreke as a Member of the             Mgmt          For                            For
       Supervisory Board

10.    Resolution on the remuneration for members of             Mgmt          For                            For
       the Supervisory Board each Member of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 30,000 and a variable remuneration of
       EUR 150 for every EUR 0.01 of the earnings
       per share in excess of an average of EUR 1.25
       during the past three years, the chairman shall
       receive twice, the deputy chairman one and
       a half times, Members of a Supervisory Board
       committee shall receive an additional quarter
       of the above mentioned remuneration, the chairman
       of such a committee shall receive an additional
       quarter, the total remuneration shall not exceed
       EUR 60,000

11.    Resolution on the deletion of Section 3(2) of             Mgmt          For                            For
       the Articles of Association

12.    Resolution on the approval of the electronic              Mgmt          For                            For
       mailing of information to shareholders in line
       with the Transparency Directive Implementing
       Act and the amendment of the Articles of Association
       to comply with the new legal requirements

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DOWA HOLDINGS CO.,LTD.                                                                      Agenda Number:  701608335
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12432126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3638600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Outside Substitute Corporate Auditor            Mgmt          For                            For

4.     Approve Continuance of the Policy Regarding               Mgmt          Against                        Against
       Large-scale Purchases of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 DOWNER EDI LTD                                                                              Agenda Number:  701373514
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q32623151                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Nov-2007
        ISIN:  AU000000DOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       30 JUN 2007

2.     Re-elect Mr. Barry O' Callaghan as a Director,            Mgmt          For                            For
       who retires in accordance with the Constitution
       of the Company

3.     Re-elect Mr. Peter Jollie as a Director, who              Mgmt          For                            For
       retires in accordance with the Constitution
       of the Company

4.     Re-elect Mr. Brent Waldron as a Director, who             Mgmt          For                            For
       retires in accordance with the Constitution
       of the Company

5.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 DRAEGERWERK AG, LUEBECK                                                                     Agenda Number:  701510085
--------------------------------------------------------------------------------------------------------------------------
    Security:  D22938118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  DE0005550636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 18 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code; approval of the financial
       statements as at 31 DEC 2007

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 78,116,029.53 as follows: payment
       of a dividend of EUR 0.55 per preference share
       payment of a dividend of EUR 0.49 per ordinary
       share EUR 71,512,029.53 plus the amount of
       the dividend on own shares, if any, shall be
       carried forward ex-dividend and payable date:
       12 MAY 2008

3.     Ratification of the acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the acts of the general partner           Non-Voting

5.     Ratification of the acts of the Supervisory               Non-Voting
       Board

6.     Resolution on the Supervisory Board remuneration;         Non-Voting
       the Supervisory Board remuneration as per Section
       21(1) of the Articles of Association shall
       be set at EUR 509,500

7.1    Elections to the Supervisory Board: Mr. Nikolaus          Non-Voting
       Schweickart

7.2    Elections to the Supervisory Board: Mr. Juergen           Non-Voting
       Peddinghaus

7.3    Elections to the Supervisory Board: Mr. Klaus             Non-Voting
       Rauscher

7.4    Elections to the Supervisory Board: Mr. Reinhard          Non-Voting
       Zinkann

7.5    Elections to the Supervisory Board: Mr. Uwe               Non-Voting
       Lueders

7.6    Elections to the Supervisory Board: Mr. Thorsten          Non-Voting
       Grenzand

7.7    Elections to the Supervisory Board: as substitute:        Non-Voting
       Prof. Carl-Heinz Heuer

8.     Authorization to acquire own shares; the general          Non-Voting
       partner shall be authorized to acquire preference
       shares of the Company of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 08 NOV 2009; the general partner
       shall be authorized to use the shares for acquisition
       purposes, to sell the shares at a price not
       materially below their average market price,
       and to retire the shares

9.     Appointment of the Auditors for the 2008 FY:              Non-Voting
       BDO Deutsche Warentreuhand AG, Hamburg




--------------------------------------------------------------------------------------------------------------------------
 DRAKA HOLDING NV                                                                            Agenda Number:  701527903
--------------------------------------------------------------------------------------------------------------------------
    Security:  N2771R199                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  NL0000347813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.A    Receive the report of the Board of Management             Mgmt          Abstain                        Against

2.B    Adopt the 2007 financial statements                       Mgmt          For                            For

3.     Approve the Supervisory Board, proposes to pay            Mgmt          For                            For
       a dividend of EUR 5.4 million on the preference
       shares and EUR 24.2 million on ordinary shares

4.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Management

5.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board

6.     Approve the remuneration for the Chairman of              Mgmt          For                            For
       the Supervisory Board as of 01 JAN 2008 at
       EUR70,000; the remuneration for the other Members
       of the Supervisory Board will remain the same
       as for the year 2007

7.     Appoint the Auditor                                       Mgmt          For                            For

8.     Approve to designate the Board of Management              Mgmt          For                            For
       as the relevant authorized body ensues from
       a statutory arrangement which has been incorporated
       in the Articles of Association; the Board of
       Management will only exercise this authority
       after having received approval of the Supervisory
       Board and only in situations were it serves
       the interests of Draka Holding N.V and its
       affiliates; in this respect, due account will
       be taken of the interests of shareholders and
       the views prevailing on the stock market; the
       total amount of ordinary and preference shares
       to be issued may not exceed 10% of the issued
       capital on the date of issue, including preference
       shares; the total amount of protective shares
       Class B to be issued may not exceed 50%of the
       issued capital on the date of issue including
       preference shares

9.     Approve to designate the Board of Management              Mgmt          For                            For
       as the relevant authorized body ensues from
       a statutory arrangement which has been incorporated
       in the Articles of Association; the Board of
       Management will only exercise this authority
       after having received approval of the Supervisory
       Board and only in situations were it serves
       the interests of Draka Holding N.V and its
       affiliates; in this respect, due account will
       be taken of the interests of shareholders and
       the views prevailing on the stock market

10.    Authorize the Board of Management for a period            Mgmt          For                            For
       of 18 months as of the date of this AGM of
       shareholders, to acquire own shares as referred
       to in Article 11 of the Articles of Association;
       any such shares may be purchased on a stock
       exchange or other wise up to a maximum of 10%
       of the issued capital [including all preference
       shares] and at a price between the nominal
       value of the shares and the maximum of 10%
       above the price calculated on the basis of
       the average of the closing prices stated in
       the Official List of Amsterdam Exchange for
       the last 5 trading days prior to the day of
       purchase for the ordinary shares; the preference
       shares may be purchased for a price between
       the nominal value and a maximum of 10% above
       the yield basis of such preference shares

11.    Any other business                                        Non-Voting

12.    Close of meeting                                          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 DUERR AG                                                                                    Agenda Number:  701506935
--------------------------------------------------------------------------------------------------------------------------
    Security:  D23279108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  DE0005565204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 11 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the adopted Annual financial              Non-Voting
       statements and the Management report, the consolidated
       financial statements approved by the Supervisory
       Board, the Group Management report and the
       report of the Supervisory Board, in each case
       for the 2007 FY, together with the Board of
       Management's explanatory report on the disclosures
       pursuant to Sec. 289 [4] and Sec. 315 [4] of
       the German Commercial Code [HGB] for the 2007
       FY

2.     Resolution on the appropriation of the distributable      Mgmt          No vote
       profit of EUR 7,131,000 as follows: payment
       of a dividend of EUR 0.40 per no-par share
       EUR 839,792 shall be carried forward Ex-dividend
       and payable date: 05 MAY 2008

3.     Ratification of the acts of the members of the            Mgmt          No vote
       Board of Management for fiscal 2007

4.     Ratification of the acts of the members of the            Mgmt          No vote
       Supervisory Board for fiscal 2007

5.     Appointment of Ernst and Young AG WirtschaftsprufungsgesellschaftMgmt          No vote
       Steuerberatungsgesellschaft, Stuttgart, the
       independent auditor for fiscal 2008

6.     Renewal of the authorization to acquire own               Mgmt          No vote
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 31 OCT 2009,
       the Board of Managing Directors shall be authorized
       to sell the shares on the stock exchange or
       to offer them to all shareholders, to dispose
       of the shares in a manner other than the Stock
       Exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes, and to retire the
       shares

7.     Resolution on a new authorization to issue convertible    Mgmt          No vote
       bonds, warrant bonds, profit participation
       rights, participating bonds or combinations
       of these instruments, the creation of new conditional
       capital [Conditional Capital] and the annulment
       of the present Conditional Capital up to EUR
       201,318,400, conferring conversion or option
       rights for new ordinary shares o f the company,
       on or before 30 APR 2013, shareholders shall
       be granted subscription rights, except for
       residual amounts, or for the issue of bonds
       of up to EUR 40,263,680 if such securities
       are issued at a price not materially below
       their theoretical market value or if they are
       issued without conversion or option rights
       , as well as for the granting of such rights
       to other bondholders, and for the issue of
       bonds against payment in kind. The company's
       share capital shall b e increased accordingly
       by up to EUR 20,131,840 through the issue of
       u p to 7,864,000 new no-par shares, insofar
       as conversion or option rights are exercised;
       amendment of the Articles of Incorporation
       Board of Management report on Item 7 of the
       Agenda in compliance with Sec. 221 (4) sentence
       2 of the German Stock Corporation Act in conjunction
       with Section 186(4) sentence 2 of the German
       Stock Corporation Act

8.     Resolution on assent to the conclusion of a               Mgmt          No vote
       profit and loss transfer agreement between
       Durr Aktiengesellschaft and Carl Schenck Aktiengesellschaft

9.     Resolution on an amendment of Article 2 of the            Mgmt          No vote
       Articles of Incorporation concerning the purpose
       of the Company

10.    Resolution on an amendment of Article 15 [1],             Mgmt          No vote
       third paragraph, concerning the Review Committee
       and the Nomination Committee receiving an annual
       remuneration of EUR 7,500, the Chairman of
       this Committee receiving twice this amount,
       Members of the Personal Committee receiving
       an annual remuneration of EUR 5,000, the Chairman
       of this committee receiving 1 and a half times
       this amount, Members of the nomination committee
       receiving an attendance fee of EUR 2,500 per
       meeting

11.    Resolution on an amendment of Article 16(4)               Mgmt          No vote
       of the Articles of Incorporation concerning
       the venue of the General Meeting of shareholders
       being held at the company's domicile, in a
       city with at least 20 ,000 inhabitants in Wuerttemberg,
       at the domicile of an affiliate or a t the
       seat of a German stock exchange entitled to
       vote are those shareholders of record on 11
       APR 2008, who provide written evidence of such
       holding and who register with the Company on
       or before 25 APR 2008 Resolution on an amendment
       of Article 16(4) of the Articles of Incorporation
       concerning the venue of the General Meeting
       of shareholders being held at the company's
       domicile, in a city with at least 20,000 inhabitants
       in Wuerttemberg, at the domicile of an affiliate
       or a t the seat of a German stock exchange
       entitled to vote are those shareholders of
       record on 11 APR 2008, who provide written
       evidence of such holding and who register with
       the Company on or before 25 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 DUNDEE CORP                                                                                 Agenda Number:  701597493
--------------------------------------------------------------------------------------------------------------------------
    Security:  264901109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  CA2649011095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors for all of the nominees               Mgmt          For                            For
       listed as specified

2.     Appoint PricewaterhouseCoopers LLP as the Auditor         Mgmt          For                            For
       of the Corporation for the ensing year and
       authorize the Directors of the Corporation
       to fix the remuneration of the Auditor




--------------------------------------------------------------------------------------------------------------------------
 DUSKIN CO.,LTD.                                                                             Agenda Number:  701631358
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12506101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3505900005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DUVERNAY OIL CORP                                                                           Agenda Number:  701592607
--------------------------------------------------------------------------------------------------------------------------
    Security:  267393106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  CA2673931069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of Directors to be              Mgmt          For                            For
       elected at the meeting at 9

2.     Elect the Directors for the ensuing year of               Mgmt          For                            For
       those nominees proposed by Management as specified

3.     Appoint KPMG, LLP, Chartered Accountants, as              Mgmt          For                            For
       the Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration

4.     Approve the new option plan as specified                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DYDO DRINCO,INC.                                                                            Agenda Number:  701502913
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1250F101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  JP3488400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Amend Articles to: Increase            Mgmt          Against                        Against
       Authorized Capital to 50M shs., Allow Board
       to Authorize Use of Share Purchase Warrants,
       Require Shareholders' Approval to Adopt Anti-Takeover
       Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Supplementary Auditor                           Mgmt          For                            For

6      Approve Extention of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 DYNO NOBEL LTD                                                                              Agenda Number:  701552716
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3311A107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000DXL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company,              Non-Voting
       Directors and the Auditor's for the FYE 31
       DEC 2007

2.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2007

3.a    Re-elect Mr. David Anthony Walsh as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 46(a) of the constitution

3.b    Re-elect Mr. Jock Muir as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with Rule 46(a) of
       the constitution




--------------------------------------------------------------------------------------------------------------------------
 DYNO NOBEL LTD                                                                              Agenda Number:  701554885
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3311A107                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000DXL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A CRT MEETING. THANK             Non-Voting
       YOU

1.     Approve pursuant to and in accordance with Section        Mgmt          For                            For
       411 of the Corporations Act 2001 [Cth] , the
       Scheme of arrangement proposed between Dyno
       Nobel Limited and the holders of Options to
       subscribe for fully paid ordinary shares in
       Dyno Nobel Limited [as specified]




--------------------------------------------------------------------------------------------------------------------------
 DYNO NOBEL LTD                                                                              Agenda Number:  701554936
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3311A107                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000DXL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act 2001 [Cth]
       , the Scheme of arrangement between Dyno Nobel
       Limited and the holders of its fully paid ordinary
       shares [other than Incitec Pivot Limited and
       its subsidiaries] as specified




--------------------------------------------------------------------------------------------------------------------------
 EACCESS LTD.                                                                                Agenda Number:  701610532
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12548103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3130100005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EAST ASIATIC CO LTD                                                                         Agenda Number:  701490764
--------------------------------------------------------------------------------------------------------------------------
    Security:  K30674129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  DK0010006329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Receive the Supervisory Board's report on the             Mgmt          For                            For
       Company's activities in the past year

B.     Receive the audited annual report and grant               Mgmt          Abstain                        Against
       discharge to the Supervisory Board and the
       Executive Board from their obligations for
       the year

C.     Approve a distribution of a dividend of DKK               Mgmt          For                            For
       10.00 per share of DKK 70.00

D.     Re-elect Messrs. Henning Kruse Petersen, Mats             Mgmt          For                            For
       Lonnquist, Torsten Erik Rasmussen, Connie Astrup-Larsen
       and Preben Sunke as the Members of the Supervisory
       Board

E.     Re-elect PricewaterhouseCoopers, Statsautoriseret         Mgmt          For                            For
       Revisionsaktieselskab, as the Auditors

F.     Authorize the Supervisory Board to permit the             Mgmt          For                            For
       Company to acquire treasury shares until the
       next AGM up to a combined nominal value totaling
       of 10% of the Company's share capital; the
       purchase price may not deviate by more than
       10% from the price listed on the OMX Nordic
       Exchange Copenhagen at the time of acquisition

G.1    Approve the reduction of the Company's share              Mgmt          For                            For
       capital from DKK 1,052,113,265 by the amount
       of DKK 66,239,250, so that the Company's share
       capital will amount to DKK 985,874,015; the
       amount by which the share capital is reduced
       corresponds to the nominal value of the Company's
       portfolio of treasury share after appropriation
       of treasury shares of a nominal value of DKK
       23,380,000 to cover the Company's share option
       programme; and amend Article 3.1 in the Articles
       of Association as specified

G.2    Authorize the Supervisory Board, to increase              Mgmt          Against                        Against
       the Company's share capital by one or more
       issues representing a maximum aggregate amount
       of DKK 400 million; [Authority expires on 30
       APR 2008]; and, in continuation thereof, amend
       Article 3.3 in the Articles of Association
       as specified

G.3    Approve the general guidelines for incentive              Mgmt          For                            For
       programme for the Company's Executive Board;
       provided the resolution is approved, a new
       article 10 shall be included in the Articles
       of Association as specified; and, in this connection,
       to delete Article 4B on Share Option Programme

G.4    Amend the Articles of Association, as specified;          Mgmt          For                            For
       and authorize the Chairman presiding over the
       AGM to make such amendments as may be required
       for registration with the Danish Commerce and
       Companies Agency




--------------------------------------------------------------------------------------------------------------------------
 EASYJET PLC, LUTON BEDFORDSHIRE                                                             Agenda Number:  701449844
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2915P107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Feb-2008
        ISIN:  GB0001641991
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Company's annual accounts for the period
       ended 30 SEP 2007

2.     Approve the Directors' remuneration report contained      Mgmt          For                            For
       in the report and the accounts

3.     Re-elect Mr. John Browett as a Director                   Mgmt          For                            For

4.     Re-elect Sir. Colin Chandler as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. Andrew Harrison as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company and authorize the Directors
       to fix their remuneration

7.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities to the extent unused,
       to allot relevant securities [Section 80 of
       the Companies Act 1985] up to an aggregate
       nominal amount of GBP 15,681,003; [Authority
       expires at the conclusion of the AGM in 2009];
       and the Directors may make allotments during
       the relevant period which may be exercised
       after the relevant period

S.8    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution Numbered 7 and pursuant to Section
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       by Resolution 7, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this authority is limited to
       the allotment of equity securities: a) in connection
       with a rights issue, open offer or other offer
       of securities in favor of the holders of ordinary
       shares; and b) up to the aggregate nominal
       amount of GBP 5,262,312; [Authority expires
       at the conclusion of the AGM held in 2009];
       and authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163] of ordinary
       shares in such terms and such manner as Directors
       of the Company shall from time to time determine
       provide that: a) the maximum aggregate number
       of shares to be purchased is 42,098,496; b)
       the maximum price which may be paid is the
       0.25 pence nominal value of each share [exclusive
       of expenses]; c) the maximum price [exclusive
       of expenses] which may be paid for such shares
       is the higher of an amount to more than 5%
       above the average middle market quotations
       of the Company's ordinary shares derived from
       the daily official list of the London Stock
       Exchange Plc for the 5 business days immediately
       before the day on which the purchase is made;
       and the higher of the price of the last independent
       trade and the highest current independent bid
       on the trading venues where the purchase is
       carried out; [Authority expires at the conclusion
       of the AGM of the Company in 2009]; and the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

10.    Amend the rules of the EasyJet Long-term Incentive        Mgmt          For                            For
       Plan [the LTIP], as specified

S.11   Adopt the Articles of Association of the Company          Mgmt          For                            For
       in substitution for, and to the exclusion of
       the existing Articles of Association of the
       Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 EBARA CORPORATION                                                                           Agenda Number:  701615304
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12600128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3166000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approval of the Financial Statements for the              Mgmt          Against                        Against
       143rd Fiscal Year (from April 1, 2007 to March
       31, 2008)

2.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Appoint Accounting Auditors                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 EBRO PULEVA SA, BARCELONA                                                                   Agenda Number:  701573885
--------------------------------------------------------------------------------------------------------------------------
    Security:  E38028135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Jun-2008
        ISIN:  ES0112501012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements, statutory               Mgmt          For                            For
       reports and allocation of income and distribution
       of dividend for the YE 31 DEC 2007

2.     Grant discharge to the Directors for FY 2007              Mgmt          For                            For

3.     Ratify the Auditors                                       Mgmt          For                            For

4.     Approve to analyze possible Spin-off agreement            Mgmt          Against                        Against
       of the Sugar business and  related Agroindustrial
       businesses and authorize the Board of Directors
       to approve this operation

5.     Grant authority to repurchase the shares in               Mgmt          For                            For
       accordance with Article 75 of Corporate Law

6.     Ratify Felix Hernandez to the Board of Directors          Mgmt          For                            For

7.     Grant authority for Funding of Ebro Puleva Foundation     Mgmt          For                            For

8.     Approve to present the remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

9.     Receive the explanatory report in accordance              Mgmt          Abstain                        Against
       with Article 116 of Stock Market Law relating
       to items in the Management report

10.    Receive the Corporate Governance report                   Mgmt          Abstain                        Against

11.    Authorize the Board to ratify and execute approved        Mgmt          For                            For
       resolutions

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting
       OF 2ND CALL CMMT. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EDF ENERGIES NOUVELLES, NANTERRE                                                            Agenda Number:  701553340
--------------------------------------------------------------------------------------------------------------------------
    Security:  F31932100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  FR0010400143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented;
       earnings for the financial year: EUR 57,651,549.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 57,651,549.00 decide to allocate
       legal reserve 5% of the profit: EUR 2,882,577.00
       other reserves: EUR 524,477.00 retained earnings:
       EUR 1,832.00 income for the FY: EUR 57,651,549.00
       legal reserve: EUR 2,882,577.00 total distributable:
       EUR 55,295,281.00, approve to resolve the appropriate
       profit for the year of EUR 36,634,740 .00 to
       the retained earnings account; the shareholders
       will receive a net dividend of EUR 0.26 per
       share, and will entitle to the 40 % deduction
       provided by the French Tax Code; this dividend
       will be paid on 12 JUN 2008; as required by
       law, it is reminded that, for the last three
       financial years, the dividends paid, were as
       follows: EUR 0 .11 for FY 2007 EUR 0.00 for
       FY 2006 EUR 0.00 for FY 2005

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 and
       followings of the French Commercial Code, approve
       said report and the agreements referred to
       therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.42.1 of
       the French Commercial Code, approve the granting
       of an indemnity to Mr. David Corchia in the
       event of his removal

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.42.1 of
       the French Commercial Code, approve the granting
       of an indemnity to Mr. Yvon Andre in to event
       of his dismissal

O.7    Approve the reports of the Chairman of the Board          Mgmt          For                            For
       of Directors on the condition for the preparation
       and the organization of the work of the Board,
       and the Auditors on the Internal Audit procedures
       in accounting and financial matters

O.8    Approve to award total annual fees of EUR 100,000.00      Mgmt          For                            For
       to the Member of Board of Directors

O.9    Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Francois Astolfi as a Director for a 6 year
       period

O.10   Approve to renew the appointment of KPMG as               Mgmt          For                            For
       the Statutory Auditor for a 6 year period;
       appoints Mr. Denis Marange as the Deputy Auditor,
       for a 6 year period

O.11   Approve to renew the appointment of the Cabinet           Mgmt          For                            For
       Alain Martin ET Associes Sarl as the Statutory
       Auditor for a 6 year period; and to renew the
       appointment of Mr. Patrick Viguie as the Deputy
       Auditor for a 6 year period

O.12   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 70.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 150,000,000.00; [Authority expires at 18
       month period]; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 30 MAY 2007
       in its resolution 11; and to take all necessary
       measures and accomplish all necessary formalities

O.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.14   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at 18 month period];
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 30 MAY 2007 in its
       resolution 13; and to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 50,000,000.00, by issuance, with the
       shareholders' preferred subscription rights
       maintained, of share and debt securities; [Authority
       expires at 26 month period]; the nominal amount
       of debt securities issued shall not exceed
       EUR 300,000,000.00; this amount shall count
       against the overall value set forth in resolution
       21; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the a mounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 18 SEP 2006
       in its resolution 7; and to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 25,000,000.00, by issuance, with the
       shareholders' deletion subscription rights
       maintained, of share and debt securities; [Authority
       expires at 26 month period]; the nominal amount
       of debt securities issued shall not exceed
       EUR 300,000,000.00; this amount shall count
       against the overall value set forth in resolution
       21; approve to cancel the shareholders' preferential
       subscription rights; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 18 SEP 2006
       in its resolution 5

E.17   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at 26 month period];
       this amount shall count against the overall
       value set forth in resolution 21; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       SEP 2006 in its resolution 9

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 10,000,00 0.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the by laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       [Authority expires at 26 month period]; this
       amount shall count against the overall value
       set forth in resolution 21; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       SEP 2007 in its resolution 8; and to take all
       necessary measures and accomplish all necessary
       formalities

E.19   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at 26 month period] and for a nominal
       amount that shall not exceed EUR 3,000,0 00.00;
       approve to cancel the shareholders' preferential
       subscription rights in favour of the members;
       this amount shall count against the overall
       value set forth in resolution 21; and to take
       all necessary measure s and accomplish all
       necessary formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 18 SEP 2007
       in its resolution 10

E.20   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       and to reduce the share capital in period of
       takeover bid

E.21   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to: the capital increases to be carried out
       with the use of the delegation(s) given by
       resolution( s) number 15, 16, 17, 18 et 19
       shall not exceed EUR 80,000,000.00, the issues
       of share and debt securities to be carried
       out with the use of t he delegation(s) given
       by resolution(s) number 15, 16, 17, 18 et 19
       shall not exceed EUR 300,000,000.00; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       SEP 2006 in its resolution 13

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 EDION CORPORATION                                                                           Agenda Number:  701634518
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1266Z109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3164470001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Current Company     Law, Change Company's
       Location

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 EFG INTERNATIONAL, ZUERICH                                                                  Agenda Number:  701534871
--------------------------------------------------------------------------------------------------------------------------
    Security:  H2078C108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CH0022268228
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 464164 DUE TO RECEIPT OF DIRECTORS NAMES
       AND PAST RECORD DATE. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THE NOTICE FOR THIS MEETING              Non-Voting
       WAS RECEIVED AFTER THE REGISTRATION DEADLINE.
       IF YOUR SHARES WERE REGISTERED PRIOR TO THE
       DEADLINE OF 11 APR 2008 [BOOK CLOSING/REGISTRATION
       DEADLINE DATE], YOUR VOTING  INSTRUCTIONS WILL
       BE ACCEPTED FOR THIS MEETING. HOWEVER, VOTING
       INSTRUCTIONS FOR SHARES THAT WERE NOT REGISTERED
       PRIOR TO THE REGISTRATION DEADLINE WILL NOT
       BE ACCEPTED.

1.     Approve the annual report, annual accounts and            Mgmt          For                            For
       accounts of the Group 2007 reports of the Auditors
       and the Group Auditor

2.     Approve the distribution of the preferred dividend        Mgmt          For                            For
       by EFG Finance [Guernsey] Limited in favor
       of the holder of Class B shares of EFG Finance
       [Guernsey ] limited

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For

4.     Grant discharge to the Acts of the Members of             Mgmt          For                            For
       the Board of Directors and the Management

5.1    Re-elect Mr. Jean Pierre Cuoni as a Board of              Mgmt          Against                        Against
       Director

5.2    Re-elect Mr. Emmanuel Leonard Bussetil as a               Mgmt          Against                        Against
       Board of Director

5.3    Re-elect Mr. Spiro J. Latsis as a Board of Director       Mgmt          Against                        Against

5.4    Re-election Mr. Hugh Napier Matthews as a Board           Mgmt          For                            For
       of Director

5.5    Re-elect Mr. Pericles-Paul Petalas as a Board             Mgmt          Against                        Against
       of Director

5.6    Re-elect Mr. Hans Niederer as a Board of Director         Mgmt          Against                        Against

6.     Approve the modification of the By-Laws, renewal          Mgmt          For                            For
       and creation of authorized share and participation
       capital

7.     Approve the modification of the Company's status          Mgmt          For                            For

8.     Approve the further modification of the By-Laws           Mgmt          For                            For

9.     Elect the Auditors                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EIZO NANAO CORPORATION                                                                      Agenda Number:  701622032
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1287L105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3651080008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EKORNES ASA, IKORNNES                                                                       Agenda Number:  701436001
--------------------------------------------------------------------------------------------------------------------------
    Security:  R20126109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Jan-2008
        ISIN:  NO0003035305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board, Mr. Olav Kjell Holtan, including the
       taking of attendance of shareholders present

2.     Elect a Chairman for the meeting and 1 person             Mgmt          For                            For
       to co-sign the minutes

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Elect the Board Member                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EKORNES ASA, IKORNNES                                                                       Agenda Number:  701565422
--------------------------------------------------------------------------------------------------------------------------
    Security:  R20126109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  NO0003035305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the registration, invitations and agenda          Mgmt          For                            For

2.     Elect the meeting chair and elect 1 one person            Mgmt          For                            For
       to sign the protocol together with meeting
       chair

3.     Approve the 2007 annual report and accounts               Mgmt          For                            For

4.     Receive the Board of Directors statement on               Mgmt          For                            For
       remuneration paid to the Senior Employees

5.     Approve the remuneration of Board Members, the            Mgmt          For                            For
       Auditor and the Election Committee

6.     Approve the regulation change                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELEC & ELTEK INTERNATIONAL CO LTD                                                           Agenda Number:  701523397
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22705100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  SG1B09007736
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          Abstain                        Against
       the Audited accounts of the Company for the
       FYE 31 DEC 2007 with the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       of 4.5 United States cents per share and a
       one-tier tax exempt special dividend of 8.0
       United States cents per share for the FYE 31
       DEC 2007

3.     Re-elect Mr. Phillip Chan Sai Kit, as a Director          Mgmt          Against                        Against
       of the Company, who retires by rotation in
       accordance with Articles 95(2) and 95(4) of
       the Company's Articles of Association [the
       Articles]

4.     Re-elect Dr. Phillip Wong Yu Hong, as a Director          Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Articles 95(2) and 95(4) of
       the Company's Articles of Association [the
       Articles]

5.     Re-elect Mr. Larry Lai Chong Tuck, as a Director          Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Articles 95(2) and 95(4) of
       the Company's Articles of Association [the
       Articles]

6.     Re-elect Mr. Li Chiu Cheuk as a Director of               Mgmt          Against                        Against
       the Company, who retires in accordance with
       Article 77 of the Articles

7.     Re-elect Mr. Chan Wai Leung as a Director of              Mgmt          Against                        Against
       the Company, who retires in accordance with
       Article 77 of the Articles

8.     Re-elect Mr. Raymond Leung Hai Ming as a Director         Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 96 of the Articles

9.     Approve the Directors' fees of HKD 300,000 for            Mgmt          For                            For
       the FYE 31 DEC 2008

10.    Re-appoint Deloitte & Touche as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

11.1   Authorize the Directors or a Committee of the             Mgmt          For                            For
       Directors of the Company to allot and issue
       from time to time such number of new ordinary
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of Share Options granted under the 2002 Scheme
       in accordance with the provisions of the 2002
       Scheme; the aggregate number of new ordinary
       shares to be issued pursuant to the 2002 Scheme
       shall not exceed 15% of the issued share capital
       of the Company for the time being

11.2   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act [Chapter 50, Singapore
       Statutes] and Rule 806 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       to allot and issue whether by way of rights,
       bonus or otherwise i) shares, ii) convertible
       securities, iii) additional convertible securities
       issued pursuant to rights, bonus or other capitalization
       issues [notwithstanding that such authority
       may have ceased to be in force at the time
       the securities are issued, provided that the
       adjustment does not give the holder of the
       convertible securities a benefit that a shareholder
       does not receive], and iv) the shares arising
       from the conversion of securities in (ii) above
       and additional convertible securities in (iii)
       above, notwithstanding that such authority
       may have ceased to be in force at the time
       the shares are to be issued, upon such terms
       and conditions and for such purposes as the
       Director may in their absolute discretion deem
       fit; the aggregate number of Shares and convertible
       securities to be issued pursuant to this resolution
       shall not exceed 50% of the total number of
       the issued share excluding treasury shares
       of the Company; and the aggregate number of
       shares and convertible securities issued other
       than on a pro-rata basis to existing shareholders
       shall not exceed 20% of the issued share capital
       of the Company; and for the purpose of this
       resolution, the total number of issued shares
       excluding treasury shares shall be based on
       the Company's total number of issued shares
       excluding treasury shares at the time this
       resolution is passed after adjusting for (a)
       new shares arising from the conversion or exercise
       of convertible securities, exercise of share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       resolution is passed, and (b) any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 ELEC & ELTEK INTERNATIONAL CO LTD                                                           Agenda Number:  701523400
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22705100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  SG1B09007736
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to renew the share purchase mandate               Mgmt          For                            For

2.     Approve to renew the mandate for interested               Mgmt          For                            For
       person truncations




--------------------------------------------------------------------------------------------------------------------------
 ELEC & ELTEK INTERNATIONAL CO LTD                                                           Agenda Number:  701521254
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y22705100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  SG1B09007736
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, subject to and contingent              Mgmt          For                            For
       upon approval of the shareholders of Kingboard
       Chemical Holdings Limited, the share option
       scheme to be known as the 2008 Elec & Eltek
       Employees' Share Option Scheme [the Option
       Scheme], the rules of which have been set out
       in the circular to Shareholders dated 04 APR
       2008 [the Circular], substantially in the form
       set out in the rules of the Option Scheme;
       a) and authorize the Directors of the Company
       to establish and administer the Option Scheme;
       (b) to modify and/or amend the Option Scheme
       from time to time provided that such modifications
       and/or amendments are effected in accordance
       with the provisions of the Option Scheme and
       to do all such acts and to enter into all such
       transactions, arrangements and agreements as
       may be necessary or expedient in order to give
       full effect to the Option Scheme; and c) to
       offer and grant Option(s) in accordance with
       the rules of the Option Scheme and to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of the Option(s) under the Option Scheme

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and contingent upon the passing of Ordinary
       Resolution 1, to offer and grant Option(s)
       in accordance with the rules of the Option
       Scheme with Exercise Prices set at a discount
       to the Market Price, provided that such discount
       does not exceed the relevant limits set by
       Singapore Exchange Securities Trading Limited

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 1, for the participation
       in the Option Scheme by the Parent Group Employees,
       provided that: a) the aggregate number of Shares
       which may be offered by way of grant of options
       to Parent Group Employees collectively under
       the Option Scheme shall not exceed 20% of the
       total number of Shares available under the
       Option Scheme; and b) any option to be granted
       to a Parent Group Employee which, together
       with options already granted to that Parent
       Group Employee under the Option Scheme, represents
       5% or more of the total number of Shares available
       to Parent Group Employees collectively under
       the Option Scheme, shall be subject to the
       approval of independent shareholders of the
       Company

4.A    Approve the participation of Mr. Cheung Kwok              Mgmt          Abstain                        Against
       Wing in the Option Scheme; subject to and contingent
       upon the passing of Ordinary Resolution 1 and
       pursuant to Rule 853 of the SGX-ST Listing
       Manual

4.B    Grant authority to Mr. Cheung Kwok Wing, a Controlling    Mgmt          For                            For
       Shareholder of the Company Subject to and contingent
       upon the passing of Ordinary Resolutions 1
       and 4A, for Option(s) respect of up to 1,796,350
       ordinary shares in the capital of the Company
       [the Shares] pursuant to the Option Scheme
       and authorize the Board of Directors to allot
       and issue the Shares pursuant to the exercise
       of the Option(s) at a price equal to 20% discount
       to the Market Price and on the terms set out
       in circular




--------------------------------------------------------------------------------------------------------------------------
 ELECTRA PRIVATE EQUITY PLC, LONDON                                                          Agenda Number:  701441571
--------------------------------------------------------------------------------------------------------------------------
    Security:  G29736108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Feb-2008
        ISIN:  GB0003085445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditors and the Group accounts for
       the YE 30 SEP 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2007 as specified

3.     Declare a special dividend for the YE 30 SEP              Mgmt          For                            For
       2007 which the Directors recommend should be
       at the rate of 25p per ordinary share

4.     Re-elect Mr. RA Armstrong as a Director of the            Mgmt          For                            For
       Company

5.     Elect Ms. C. Bowe as a Director of the Company            Mgmt          Against                        Against

6.     Elect Ms. L. Webber as a Director of the Company          Mgmt          Against                        Against

7.     Re-elect Mr. JP Williams as a Director of the             Mgmt          For                            For
       Company

8.     Re-elect Sir Brian Williamson as a Director               Mgmt          For                            For
       of the Company

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Approve, for the purposes of Article 74(A) of             Mgmt          For                            For
       the Company's Articles of Association, to divide
       among the Directors as they may agree, the
       maximum aggregate amount of remuneration payable
       to the Director, which shall be GBP 450,000
       per annum

S.12   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006,
       to send, convey or supply all types of notices,
       documents or information to the shareholders
       by means of electronic equipment for the processing
       [including digital compression], storage and
       transmission of data, employing wires, radio
       optical technologies, or any other electromagnetic
       means, including by making such notices, documents
       or information available on a website; and
       amend the Articles of Association of the Company
       with effect from the end of this meeting in
       accordance with the printed document produced
       to the meeting and initialled by the Chairman
       for the purposes of identification

S.13   Amend the Articles of Association of the Company          Mgmt          For                            For
       by the insertion into the Articles of Association
       of new Article 93A in the form produced to
       the meeting and initialled by the Chairman
       for the purpose of identification

S.14   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the said Act] of
       up to 5,522,718 ordinary shares [14.99% of
       the issued share capital] of 25 pence each,
       at a minimum price of 25 pence and not more
       than 105% the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List for the 5 business
       days preceding the date of purchase, any purchase
       of ordinary shares will be made in the market
       for cash at prices below the prevailing net
       asset value per ordinary share; [Authority
       expires the earlier of, 06 MAY 2009 or the
       conclusion of the AGM of the Company in 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 ELRINGKLINGER AG, DETTINGEN/ERMS                                                            Agenda Number:  701548604
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2462K108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  DE0007856023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report of the Board Managing Directors, pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 26,880,000 as follows: payment
       of a dividend of EUR 1.40 per no-par share
       ex-dividend and payable date: 02 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhand-Gesellschaft AG, Stuttgart

6.     Resolution on a split of the Company's share              Mgmt          For                            For
       capital and the corresponding amendment to
       the Articles of Association: the Company's
       share capital of EUR 57,600,000 shall be redenominated
       by way of a 3-for-1 stock split into 57,600,000
       no-par shares with a theoretical par value
       of EUR 1 each




--------------------------------------------------------------------------------------------------------------------------
 ELVAL SA                                                                                    Agenda Number:  701590211
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1952G104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  GRS271101008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual financial statements, ordinary         Mgmt          For                            For
       and consolidated for the FY 2007 after presentation
       of the related reports of the Board of Director
       and the Auditors

2.     Grant discharge to the Board of Director Members          Mgmt          For                            For
       and the Auditors from any liability for indemnity
       for the FY 2007

3.     Approve the decision making regarding the distribution    Mgmt          For                            For
       date and way of the Company profits appropriation
       for the Year 2007

4.     Elect the Auditors for FY 2008 and approve the            Mgmt          For                            For
       determination of their remuneration

5.     Elect the new Board of Director Members                   Mgmt          For                            For

6.     Approve the Board of Director Members fees according      Mgmt          For                            For
       Article 24 Paragraph 2 of the Law 2190/1920

7.     Approve the issuance of common bond loans                 Mgmt          Abstain                        Against

8.     Approve the own cash coverage of investments              Mgmt          Abstain                        Against
       that have been submitted to Development Law
       3299/2004

9.     Various announcements                                     Mgmt          Abstain                        Against

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 25 JUN 2008. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 EMPORIKI BANK OF GREECE SA                                                                  Agenda Number:  701489672
--------------------------------------------------------------------------------------------------------------------------
    Security:  X14744100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GRS006013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors on the annual balance sheets
       for the year 2007

2.     Approve the annual balance sheets for the year            Mgmt          For                            For
       2007

3.     Approve the decision for the relief of the Directors      Mgmt          For                            For
       and the Auditors of any compensation liability
       for the year 2007

4.     Approve the remunerations of the Directors for            Mgmt          For                            For
       the year 2007 and pre-approve for the year
       2008

5.     Approve the remunerations of the Directors Members        Mgmt          For                            For
       of the Audit Committee for the year 2007 and
       pre-approve for the year 2008

6.     Elect the Auditors for the year 2008                      Mgmt          For                            For

7.     Grant permission to the Managers to participate           Mgmt          For                            For
       in the Board of Directors of other Companies
       of the group

8.     Elect the new Members of the Board of Directors,          Mgmt          For                            For
       replacing those who resigned

9.     Approve the contracts according to the Article            Mgmt          For                            For
       23A of the Law 2190/1920 between the Casa Group
       and the Group of the Bank

10.    Amend the Articles 1 to 44 of the Articles of             Mgmt          Abstain                        Against
       Association of the bank concerning the Harmonisation
       to the Law 3604/2007 and general modifications
       rephrasing, deletion of Articles, codifications
       of the Articles of Association

11.    Other issues-Announcements                                Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ENERCHINA HOLDINGS LTD                                                                      Agenda Number:  701558364
--------------------------------------------------------------------------------------------------------------------------
    Security:  G30392131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BMG303921313
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and Independent Auditor of the Company
       for the YE 31 DEC 2007

2.I    Re-elect Mr. Chen Wei as a Director of the Company        Mgmt          Against                        Against

2.II   Re-elect Mr. Lu Yungang as a Director of the              Mgmt          Against                        Against
       Company

2.III  Re-elect Mr. Sun Qiang Chang as a Director of             Mgmt          Against                        Against
       the Company

2.IV   Re-elect Mr. Xin Luo Lin as a Director of the             Mgmt          Against                        Against
       Company

2.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of the Company

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration of the Auditors

4.A    Authorize the Director of the Company [the Directors],    Mgmt          For                            For
       to repurchase shares of HKD 0.01 each in the
       share capital of the Company on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other Stock Exchange on which the shares
       of the Company may be Listed and recognized
       by the Securities and Futures Commission of
       Hong Kong [the Securities and Futures Commission]
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the rules and regulations of the Securities
       and Futures Commission, the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or the Companies
       Act 1981 of Bermuda or any other applicable
       Laws of Bermuda to be held]

4.B    Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited, to allot, issue and deal
       with additional shares of HKD 0.01 each in
       the share capital of the Company and to make
       and grant offers, agreements and options [including
       warrants, bonds, debentures, notes and other
       securities which carry rights to subscribe
       for or are convertible into shares of the Company]
       during and after the end of relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution,
       otherwise than pursuant to: i) a Rights Issue
       or ii) an issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes or other securities of the
       Company or iii) an issue of shares upon the
       exercise of subscription rights under any option
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company or
       iv) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Memorandum of Association
       and the Bye-Laws of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       or any other applicable Laws of Bermuda to
       be held]

4.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       4.A and 4.B, to extend the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with additional shares
       in the Company pursuant to Resolution 4.B,
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company pursuant
       to Resolution 4.A, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing of
       this Resolution

4.D    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange of
       Hong Kong Limited granting the listing of and
       permission to deal in the ordinary shares of
       HKD 0.01 each in the capital of the Company
       [representing a maximum of 10% of the issued
       ordinary shares of the Company] which may be
       issued pursuant to the exercise of options
       granted under the Company's Share Option Scheme
       adopted on 24 MAY 2002 [Share Option Scheme],
       the refreshing of the 10% limit on grant of
       options under the Share Option Scheme provide
       that the total number of shares which may be
       issued upon the exercise of all options to
       be granted under the Share Option Scheme and
       any other share option schemes of the Company
       under the limit as refreshed hereby shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution
       [the Refreshed Mandate Limit]; and authorize
       the any Director to do such act and execute
       such document to effect the refreshed mandate
       limit

4.E    Amend the terms of the share option scheme of             Mgmt          For                            For
       Towngas China Company Limited adopted on 25
       NOV 2005 [the 'TCCL Existing share option scheme']
       as specified, and authorize the Board of Directors
       of the Company the all such acts and to enter
       into all such transactions and arrangements
       as may be necessary or expedient in order to
       give effect to the proposed amendments to the
       terms of the TCCL Existing Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 ENERGIEDIENST HOLDING AG, LAUFENBURG                                                        Agenda Number:  701499368
--------------------------------------------------------------------------------------------------------------------------
    Security:  H2223U102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Apr-2008
        ISIN:  CH0015738708
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438743, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the business report 2007 and report               Mgmt          For                            For
       of the Auditors

2.     Approve the annual report, the annual financial           Mgmt          For                            For
       statements 2007 and the consolidated financial
       statements 2007

3.     Grant discharge to the Board of Directors                 Mgmt          For                            For

4.1    Approve the appropriation of the retained earnings        Mgmt          For                            For

4.2    Approve the reduction of share capital and par            Mgmt          For                            For
       value reduction

4.3    Approve the split of shares                               Mgmt          For                            For

4.4    Amend Article 3 Part 1 and Article 7 Part 3               Mgmt          For                            For
       of the Association

5.a    Elect Dr. Markus Altwegg as a Member of the               Mgmt          For                            For
       Board of Directors

5.b    Elect Mr. Michael Baumgaertner as a Member of             Mgmt          For                            For
       the Board of Directors

5.c    Elect Dr. Bernhard Beck as a Member of the Board          Mgmt          For                            For
       of Directors

5.d    Elect Dr. Wolfgang Bruder as a Member of the              Mgmt          For                            For
       Board of Directors

5.e    Elect Dr. Dominique D. Candrian as a Member               Mgmt          For                            For
       of the Board of Directors

5.f    Elect Mr. Rene Dirren as a Member of the Board            Mgmt          For                            For
       of Directors

5.g    Elect Mr. Peter Everts as a Member of the Board           Mgmt          For                            For
       of Directors

5.H    Elect Mr. Hans Kuntzemueller as a Member of               Mgmt          For                            For
       the Board of Directors

5.i    Elect Mr. Pierre Lederer as a Board of Director           Mgmt          For                            For

5.j    Elect Dr. Hans-Josef Zimmer as a Board of Director        Mgmt          For                            For

6.     Elect the Auditors and the Group Auditors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENIRO AB, SOLNA                                                                             Agenda Number:  701361444
--------------------------------------------------------------------------------------------------------------------------
    Security:  W2547B106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Oct-2007
        ISIN:  SE0000718017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Dick Lundqvist, Attorney of Law, as             Mgmt          For                            For
       the Chairman of the general meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect two persons to verify the minutes                   Mgmt          For                            For

6.     Acknowledge that the meeting has been properly            Mgmt          For                            For
       convened

7.A    Approve that the non-restricted reserve amounting         Mgmt          For                            For
       to SEK 2,148,585,376.25 that was resolved at
       the AGM on 30 MAR 2007, be used as follows:
       a maximum of SEK 1,997,362,180 be used for
       the Company's redemption of shares in accordance
       with Resolution 7.B

7.B    Approve the reduction of the Company's share              Mgmt          For                            For
       capital with a maximum amount of SEK 22,637,820
       with retirement of at the highest 22,637,820
       shares, each share with a quotient value of
       SEK 1; the purpose of the reduction is a repayment
       to the Company's shareholders with a maximum
       amount of SEK 2,020,000,000; the reduction
       is made by way of a voluntary redemption programme,
       as specified

7.C    Approve that the Company's share capital is               Mgmt          For                            For
       increased with SEK 22,637,820 by a transfer
       from non-restricted equity; the bonus issue
       shall take place without issue of new shares

8.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENIRO AB, SOLNA                                                                             Agenda Number:  701514449
--------------------------------------------------------------------------------------------------------------------------
    Security:  W2547B106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  SE0000718017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the general meeting                            Mgmt          For                            For

2.     Elect Mr. Dick Lundqvist, Attorney at law, as             Mgmt          For                            For
       the Chairman of the general meeting

3.     Approve the list of shareholders entitled to              Mgmt          For                            For
       vote at the meeting

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to verify the minutes                     Mgmt          For                            For

6.     Approve the determination of whether the general          Mgmt          For                            For
       meeting has been duly convened

7.     Statement by the President and Chief Executive            Mgmt          For                            For
       Officer

8.     Approve the statement regarding the work of               Mgmt          For                            For
       the Board and its Committees

9.     Approve the income statement and balance sheet            Mgmt          For                            For
       together with the Group consolidated income
       statement and the Group consolidated balance
       sheet

10.a   Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet together with the Group profit
       and loss account and the Group balance sheet

10.b   Approve that a dividend of SEK 5.20 per share             Mgmt          For                            For
       shall be paid to the shareholders, and that
       the record date for such dividend is 12 MAY
       2008; if the meeting decides in accordance
       with the dividend, payment is expected to be
       made on 15 MAY 2008 by VPC AB

10.c   Grant discharge from the personal liability               Mgmt          For                            For
       of the Members of the Board of Directors and
       the President for the period covered by the
       financial accounts

11.    Approve the number of Members at 7 without Deputy         Mgmt          For                            For
       Members of the Board of Directors

12.    Approve the remuneration to the Chairman of               Mgmt          For                            For
       Board of Directors as SEK 1,000,000 and to
       each of the Member of the Board of Directors
       elected by the general meeting as SEK 420,000;
       in addition thereto, 4 individual Members of
       the Board of Directors shall be remunerated
       with an additional SEK 75,000 each for their
       Committee work and the Chairman of the Audit
       Committee shall be remunerated with SEK 150,000
       for that work; all together the remuneration
       of the Board of Directors amounts to SEK 3,970,000;
       that a fee should be paid to each of the employee
       representatives nominated according to law
       [Sw: lag [1987:1245] om styrelserepresentation
       for privatanstallda] of SEK 1,000 per year
       and SEK 1,000 per meeting

13.    Re-elect Messrs. Lars Berg, Barbara Donoghue,             Mgmt          For                            For
       Luca Majocchi and Harald Stromme and elect
       Messrs. Karin Forseke, Mattias Miksche and
       Simon Waldman as the new Members of the Board
       of Directors; and re-elect Mr. Lars Berg as
       the Chairman of the Board

14.    Approve to determine Auditor and Deputy Auditors          Mgmt          For                            For

15.    Approve that the fees to the Auditors shall               Mgmt          For                            For
       be paid as per approved current account

16.    Elect PricewaterhouseCoopers AB as the Company's          Mgmt          For                            For
       Auditor for the period up to the end of the
       AGM that is held during the 4th FY; and approve
       Mr. Bo Hjalmarsson as the Principal Auditor

17.    Approve the object of the policy on remuneration          Mgmt          For                            For
       for Senior Management

18.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the acquisition of shares in the Company for
       a period until next AGM of shareholders, on
       the OMX Nordic Exchange Stockholm where the
       Company's shares are listed, up to a number
       representing not more than 10% of the total
       number of shares in the Company; the Company's
       total holding of its own shares, together with
       shares already held, may not at any time exceed
       one-tenth of the total number of shares in
       the Company; the acquisition of shares in the
       Company on the OMX Nordic Exchange Stockholm
       may only be made within the price interval
       registered at any time on the stock exchange,
       by which is meant the interval between the
       highest purchase price and the lowest selling
       price

19.    Approve the resolution on the Nomination Committee        Mgmt          For                            For

20.    Closing of the general meeting                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ENODIS PLC, LONDON                                                                          Agenda Number:  701433574
--------------------------------------------------------------------------------------------------------------------------
    Security:  G01616104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Feb-2008
        ISIN:  GB0000931526
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 29 SEP 2007 together with the Directors'
       report and the Auditors' report thereon

2.     Declare a final dividend of 3.0p per ordinary             Mgmt          For                            For
       share

3.     Re-appoint Mr. P. M. Brooks as a Director, pursuant       Mgmt          For                            For
       to the Combined Code provision A.7.2

4.     Re-appoint Mr. R. C. Eimers as a Director, in             Mgmt          For                            For
       accordance with Article 98 of the Articles
       of Association of the Company, who retires
       in accordance with Article 97 of the Articles
       of Association of the Company

5.     Re-appoint Mr. J. J. Ross as a Director in accordance     Mgmt          For                            For
       with Article 98 of the Articles of Association
       of the Company, who retires in accordance with
       Article 97 of the Articles of Association of
       the Company

6.     Re-appoint Mr. W. D. Wrench as a Director in              Mgmt          For                            For
       accordance with Article 98 of the Articles
       of Association of the Company, who retires
       in accordance with Article 97 of the Articles
       of Association of the Company

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       of the Company for the FYE 27 SEP 2008

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       the authority given to them at the AGM on 08
       FEB 2007 [but without prejudice to any previous
       allotments under such substituted authority]
       and in accordance with Section 80 of the Companies
       Act 1985 ["the 1985 Act"], to allot relevant
       securities [Section 80(2) of the 1985 Act]
       up to an aggregate nominal amount of GBP 12,283,307;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company to be held in
       2009 or 15 months]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, pursuant to Section 95 of
       the 1985 Act, to allot equity securities [Section
       94(2) of the 1985 Act] of the Company for cash
       pursuant to the general authority conferred
       by Resolution 9 and sell relevant shares [Section
       94(5) of the 1985 Act] held by the Company
       as treasury shares [Section 94(3) of the 1985
       Act] for cash [Section 162D(2) of the 1985
       Act], disapplying the statutory pre-emption
       rights [Section 89(1) of the 1985 Act], provided
       that the power conferred by this resolution
       shall be limited to the allotment of equity
       securities: a) in connection with an offer
       of securities, open for acceptance for a fixed
       period, by the Directors to holders of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 1,842,496; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company to be held in 2009 or 15 months];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the 1985 Act, to make one or more market
       purchases [Section 163(3) of the 1985 Act]
       of up to 36,849,923 ordinary shares [10% of
       the issued ordinary share capital] of 10p each
       in the capital of the Company, at a minimum
       price equal to its nominal value which amount
       shall be exclusive of expenses and up to 105%
       of the average middle market quotations for
       an ordinary shares of the Company as derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2009
       or 15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

12.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 29 SEP 2007

13.    Approve the amendments to the Enodis plc Performance      Mgmt          For                            For
       Share Plan [the "PSP"], as specified; authorize
       the Director to do all such acts and things
       as they consider necessary or expedient to
       carry the amendments into effect and to vote
       and be counted in the quorum, on any matter
       connected with the PSP, notwithstanding that
       they may be interested in the same [except
       that no Director may be counted in a quorum
       or vote in respect of his own participation]

S.14   Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 ENSIGN ENERGY SVCS INC                                                                      Agenda Number:  701561816
--------------------------------------------------------------------------------------------------------------------------
    Security:  293570107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  CA2935701078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to set the number of Directors of the             Mgmt          For                            For
       Corporation at 9

2.1    Elect Mr. N. Murray Edwards as a Director                 Mgmt          For                            For

2.2    Elect Mr. Robert H. Geddes as a Director                  Mgmt          For                            For

2.3    Elect Mr. James B. Howe as a Director                     Mgmt          For                            For

2.4    Elect Mr. Len O. Kangas as a Director                     Mgmt          For                            For

2.5    Elect Mr. Selby W. Porter as a Director                   Mgmt          For                            For

2.6    Elect Mr. John G. Schroeder as a Director                 Mgmt          For                            For

2.7    Elect Mr. Kenneth J. Skirka as a Director                 Mgmt          For                            For

2.8    Elect Mr. Gail Surkan as a Director                       Mgmt          For                            For

2.9    Elect Mr. Barth Whitham as a Director                     Mgmt          For                            For

3.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants as the Auditors of the Corporation
       for the ensuing FY and authorize the Directors
       to fix their remuneration

4.     Approve the Stock Option Plan of the Corporation          Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ENVESTRA LTD, ADELAIDE SA                                                                   Agenda Number:  701376899
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3536B104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  AU000000ENV4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial statements,               Non-Voting
       the Auditor's report and the report of the
       Directors for the YE 30 JUN 2007

2.     Adopt the remuneration report, which forms part           Mgmt          For                            For
       of the Directors' report of the Company for
       the FYE 30 JUN 2007

S.3    Amend the Constitution of the Company, as specified       Mgmt          For                            For

4.a    Re-elect Mr. Charles Christopher Agar Binks               Mgmt          For                            For
       as a Director, who retires by rotation at the
       AGM in accordance with the Company's Constitution
       and the ASX Listing Rules

4.b    Re-elect Mr. Olaf Brian O'Duill as a Director,            Mgmt          For                            For
       who retires by rotation at the AGM in accordance
       with the Company's Constitution and the ASX
       Listing Rules

4.c    Re-elect Mr. Chan Kee Ham, Ivan [Mr. Ivan Chan]           Mgmt          Against                        Against
       as a Director, who retires at the AGM in accordance
       with the Company's Constitution and the ASX
       Listing Rules

4.d    Re-elect Mr. Ross Murray Gersbach as a Director,          Mgmt          Against                        Against
       who retires at the AGM in accordance with the
       Company's Constitution and the ASX Listing
       Rules

4.e    Re-elect Mr. Michael Joseph McCormack as a Director,      Mgmt          Against                        Against
       who retires at the AGM in accordance with the
       Company's Constitution and the ASX Listing
       Rules




--------------------------------------------------------------------------------------------------------------------------
 EPCOS AG                                                                                    Agenda Number:  701440721
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2491H100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Feb-2008
        ISIN:  DE0005128003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       the annual report for the 2006/2007 FY with
       the report of the Supervisory Board, the Group
       financial statements and the Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 98,278,100 as follows; Payment
       of a dividend of EUR 0.30 per no-par share
       EUR 78,683,000 shall be carried forward Ex-dividend
       and payable date 14 FEB 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007/2008 FY:             Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin

6.     Approval of the Profit Transfer Agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary Aktiv
       Sensor GmbH, effective retroactively from 01
       OCT 2007 until at least 30 SEP 2012

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 12 AUG 2009; the
       Board of Managing Directors shall be authorized
       to use the shares in connection with mergers
       and acquisitions or for satisfying conversion
       or option rights, and to retire the shares

8.     Resolution on amendments to the Article of Association    Mgmt          For                            For
       in accordance with the new Transparency Directive
       Implementation Law Section 3(1), regarding
       announcements of the Company being published
       in the electronic Federal Gazette Section 3(2),
       regarding the Company being authorized to transmit
       information to shareholders by electronic means

9.     Amendment to the Article of Association in respect        Mgmt          For                            For
       of the financial statements, the annual report,
       the Group financial statements and the annual
       report being prepared within the statutory
       period

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ERGO PREVIDENZA SPA, MILANO                                                                 Agenda Number:  701487490
--------------------------------------------------------------------------------------------------------------------------
    Security:  T1925M100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0001026175
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 13:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of Auditors and Audit Firm
       report, adjournment thereof

2.     Amend the Meeting Rule                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ESPRINET SPA, NOVA MILANESE (MI)                                                            Agenda Number:  701502658
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3724D117                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0003850929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors, of the Auditors and Audit
       Firm report, adjournment thereof, consolidated
       financial statement at 31 DEC 2007

O.2    Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof

E.1    Amend the Articles 2 and 9 of Corporate By Laws,          Mgmt          For                            For
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 ETABLISSEMENTS MAUREL & PROM, PARIS                                                         Agenda Number:  701584066
--------------------------------------------------------------------------------------------------------------------------
    Security:  F60858101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  FR0000051070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented;
       earnings for the FY: EUR 567,641,365.00, grant
       permanent discharge to the Board of Directors
       and the Auditors for the performance of their
       duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 567,641,365.00, and to appropriate
       the amount of EUR 26,511.60 from the profit
       for the year to the legal reserve account,
       following this appropriation, the legal reserve
       account will show a new balance of EUR 9,281,111.60;
       earlier retained earnings: EUR 45,124,917.00,
       distributable income: EUR 612,739,770.40, dividends:
       EUR 140,001,793.20, new retained earnings:
       EUR 472,737,977.20, and receive a net dividend
       of EUR 1.20 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; authorize the Board of Directors to take
       all necessary measures in order to set all
       conditions relating to the distribution of
       dividends including their date of payment,
       and all necessary formalities to this end;
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account;
       as required by law, it is reminded that, for
       the last three FY's, the dividends paid, were
       as follows: EUR 0.15 for FY 2006, EUR 0.33
       for FY2005, EUR 1.20 for FY 2004

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the said
       report and the agreements referred to therein

O.5    Approve to award total annual fees of EUR 450,000.00      Mgmt          For                            For
       to the Board of Directors

O.6    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market or
       buy back its own shares, subject to the conditions
       described below: maximum purchase price: EUR
       24.00, minimum sale price: EUR 13.00, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 289,281,400.00; [Authority
       expires after 18 month period]; the number
       of shares acquired by the Company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contribution cannot exceed
       5% of its capital; and to set the purchase
       and sale price of such shares, in accordance
       with the terms and conditions determined by
       the shareholders' meeting; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 JUN 2007
       in its resolution number 14

O.7    Approve to renew the appointment of Mr. Financiere        Mgmt          For                            For
       De Rosa Rio as a Member of the Board of Directors
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Christian         Mgmt          For                            For
       Bellon De Chassy as a Member of the Board of
       Directors for a 3 year period

O.9    Ratify the appointment of Mr. Roman Gozalo as             Mgmt          For                            For
       a Member of the Board of Directors, to replace
       Mr. Fabien Chalandon whose office term has
       come to its end, for a 3 year period i.e. until
       the shareholders' meeting called to approve
       the financial statements for the FY on 31 DEC
       2010

O.10   Ratify the appointment of Mr. Daniel De Beaure            Mgmt          For                            For
       Paire as a Statutory Auditor, to replace Mr.
       Michel Bousquet, whose office term has come
       to end, for a 6 year period i.e. until the
       shareholders' meeting called to approve the
       financial statements for the FY 31 DEC 2013

O.11   Approve to renew the appointment of Ernst Et              Mgmt          For                            For
       Young as a Deputy Auditor for a 6 year period

O.12   Ratify the appointment of IAC as a Deputy Auditor,        Mgmt          For                            For
       to replace Mr. Francois Caillet whose office
       term has expired, for a 6 year period i.e.
       until the shareholders' meeting called to approve
       the financial statements for the FY 31 DEC
       2013

O.13   Ratify the appointment of AUDITEX as a Deputy             Mgmt          For                            For
       Auditor to replace Mr. Jean Louis Robic whose
       office term has expired, for a 6 year period
       i.e. until the shareholders' meeting called
       to approve the financial statements for the
       FY 31 DEC 2013

E.14   Approve to put an end as of the present meeting           Mgmt          For                            For
       to the authorization granted by the general
       meeting of 14 JUN 2007 in its resolution number
       33; authorize the Board of Directors to grant,
       for free, on one or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 1% of the share capital; [Authority expires
       after 38 month period]; and to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries; and to take all necessary
       measures and accomplish all necessary formalities

E.15   Authorize the supersedes the fraction unused              Mgmt          For                            For
       of the authorization granted by the shareholder
       meeting of 14 JUN 2007 in its resolution number
       33; authorize the Board of Directors to reduce
       the share capital, on 1 or more occasions and
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the shares capital over a 24 months
       period; [Authority expires at the end of the
       18 months period] and to change the amounts
       in excess when purchasing ordinary shares against
       the account premium issuance or nay other available
       reserve account, and to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Conseil D'Administration all powers         Mgmt          For                            For
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it among the employees and
       Corporate Members of the Company options giving
       the right subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 1% of the share
       capital, [Authority expires at the end of the
       38 month period] and authorize the Board of
       Directors to take all necessary formalities
       and the to charge the share issuance costs
       against the related premiums

E.17   Grant full powers to the beare of an original             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalites prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 ETAM DEVELOPPEMENT SA, CLICHY                                                               Agenda Number:  701580804
--------------------------------------------------------------------------------------------------------------------------
    Security:  F3230S108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  FR0000035743
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Management and the             Mgmt          Abstain                        Against
       Auditors and approve the Company's financial
       statements for the YE 31 DEC 2007, as presented,
       earnings for the FY: EUR 55,148,717.49 the
       shareholders' meeting approves the expenses
       and charges that were not tax deductible of
       EUR 47,094.00 with a corresponding tax of EUR
       16,214.00 accordingly, grant permanent discharge
       to the Management for the performance of their
       duties during the said FY

O.2    Approve the recommendations of the Management             Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY
       EUR 55,148,717.49 retained earnings prior:
       EUR 82,854,806.25 income for the FY: EUR 55,148,717.49
       balance available for distribution: EUR 138,003,523.74
       legal reserve: EUR 11,281.40 debit in favour
       of the general partners: EUR 1,379,922.42 dividends:
       EUR 5,963,979.00 retained earnings: EUR 130,648,340.92
       balance available for distribution: EUR 138,003,523.74
       the shareholders will receive a net dividend
       will entitle to the 40% deduction provided
       by the French tax code this dividend will be
       paid on 18 JUN 2008 in the event that the Company
       holds some of its own shares on such date,
       the amount o f the unpaid dividend on such
       share s shall be allocated to the retained
       earnings account, as required by law

O.3    Receive the reports of the Management and the             Mgmt          Abstain                        Against
       Auditors and approve the consolidated financial
       statements for the said FY, in the form presented
       to the meeting earnings for the FY: EUR 30,300,000.00
       accordingly, grant permanent discharge to the
       Management for the performance of their duties
       during the said FY

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L 226.10 and
       L 225.90 of the French Commercial Code and
       approve the said report and the agreements
       referred to therein

O.5    Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Philippe Hottinger as a Member of Supervisory
       Board for a 3 year period

O.6    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Mahaux as a Member of Supervisory Board for
       a 3 year period

O.7    Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Pierre Nordman as a Member of Supervisory Board
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Raphael           Mgmt          For                            For
       Palti as a Member of Supervisory Board for
       a 3 year period

O.9    Approve to renew the appointment of Mr. Rachel            Mgmt          For                            For
       Milchior as a Member of Supervisory Board for
       a 3 year period

O.10   Approve to renew the appointment of Cabinet               Mgmt          For                            For
       KPMG as Statutory Auditor for a 6 year period

O.11   Appoint Patrick Petit as a Deputy Auditor, for            Mgmt          For                            For
       a 6 year period

O.12   Ratify the appointment of Mr. Herve De Carmoy             Mgmt          For                            For
       as a Member of Supervisory Board, to replace
       Philippe Geslin, for the remainder of Philippe
       Geslin's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY at the end of the general meeting.

O.13   Approve to renew the appointment of Mr. Herve             Mgmt          For                            For
       De Carmoy as Member of Supervisory Board for
       a 3 year period

O.14   Authorize the Management to trade in the Company's        Mgmt          Against                        Against
       shares on the stock market, subject to the
       conditions described below: maximum purchase
       price: EUR 70.00, maximum number of shares
       to be acquired: 10% of the share capital, maximum
       funds invested in the share Buybacks: EUR 83,495,706.00;
       [Authority expires at the end of 18 month period];
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital and the Management
       to take all necessary measures and accomplish
       all necessary formalities

O.15   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

E.16   Authorize the Management to reduce the share              Mgmt          For                            For
       capital, on one or more occasions and at its
       sole discretion, by canceling all or part of
       the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at the end of 18
       month period]; and the Management to take all
       necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Management to grant, in one or              Mgmt          For                            For
       more transactions, to beneficiaries to be chosen
       by it, options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 10% of capital; [Authority expires at
       the end of 38 month period]; the shareholders
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries and the Management to take
       all necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Management to grant, for free,              Mgmt          For                            For
       on one or more occasions, existing or future
       shares, in favour of the employees or the Corporate
       officers of the Company and related Companies;
       they may not represent more than 10% of the
       share capital; [Authority expires at the end
       of 38 month period]; the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights in favour of beneficiaries
       and the Management to take all necessary measures
       and accomplish all necessary formalities

E.19   Authorize the Management to increase the share            Mgmt          For                            For
       capital, on one more occasions, at its sole
       discretion, in favour of the Company who are
       Members of a Company savings plan; [Authority
       expires at the end of 26 month period]; and
       for a nominal amount that shall not exceed
       3% of capital; the shareholders' meeting decide
       to cancel the shareholders preferential subscription
       rights and the Management to take all necessary
       measures and accomplish all necessary formalities

E.20   Grant the full powers to the bearer of an original,       Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 EURO DISNEY SCA, MARNE LA VALLEE                                                            Agenda Number:  701436380
--------------------------------------------------------------------------------------------------------------------------
    Security:  F26387104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Feb-2008
        ISIN:  FR0000125874
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Manager and the Auditors,      Mgmt          For                            For
       and approve the Company's financial statements
       for the YE in 30 SEP 2007, as presented, and
       grant discharge to the Manager and the Supervisory
       Board for the performance of their duties during
       the said FY

O.2    Receive the reports of the Manager and the Auditors,      Mgmt          For                            For
       the consolidated financial statements for the
       said FY, in the form presented to the meeting

o.3    Approve to record the loss for the year of EUR            Mgmt          For                            For
       -1,700,000.00 as a deficit in retained earnings;
       following this appropriation, the retained
       earnings account will show a new balance of
       EUR (-)872,200,000.00; in accordance with the
       regulations in force, recalls that no dividend
       was paid for the previous 3 fiscal years

o.4    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.226-10 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

o.5    Approve to renew the appointment of Mr. Antoine           Mgmt          For                            For
       Jeancourt-Galignani as a Member of the Supervisory
       Board, for a 3-year period

o.6    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Labro as a Member of the Supervisory Board,
       for a 3-year period

o.7    Approve to renew the appointment of Mr. Anthony           Mgmt          For                            For
       Martin Robinson as a Member of the Supervisory
       Board, for a 3-year period

o.8    Approve to renew the appointment of Mr. Thomas            Mgmt          For                            For
       O. Staggs as a Member of the Supervisory Board,
       for a 3-year period

o.9    Appoint Mr. Valerie Bernis as a Member of the             Mgmt          For                            For
       Supervisory Board, for a 3-year period

O.10   Approve to award total annual fees of EUR 270,918.42      Mgmt          For                            For
       to the Supervisory Board

o.11   Authorize the Manager to trade in the Company's           Mgmt          For                            For
       shares on the stock market, subject to the
       conditions described below: maximum purchase
       price: EUR 20.00, minimum sale price: EUR 5.00,
       maximum number of shares to be acquired should
       not exceed the number of shares of the Company,
       maximum funds invested in the share buybacks:
       EUR 50,000,000.00; [Authority expires for a
       18-month period]; and this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 21 FEB 2007
       in its Resolution Number 7; and to take all
       necessary measures and accomplish all necessary
       formalities

o.12   Authorize the Manager and the legal representative        Mgmt          For                            For
       to pronounce on the ratification of the authorized
       regulated agreements by the Supervisory Board

e.13   Authorize the Manager in order to increase the            Mgmt          Against                        Against
       share capital, in 1 or more occasions and at
       its sole discretion: up to a maximum nominal
       amount of EUR 100,000,000.00 by way of issuing
       shares to be subscribed either in cash or by
       the offsetting of debts, up to a maximum nominal
       amount of EUR 10,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the By-Laws, to be carried
       out through the issue of bonus shares or the
       raise of the par value of the existing shares
       or by utilizing all or some of these methods,
       successively or simultaneously; [Authority
       expires for a 26-month period]; and this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       FEB 2006 in its Resolution Number 15 and 16;
       and receive the various delegations given to
       it at the present meeting shall be used in
       whole or in part in accordance with the legal
       provisions in force, during periods when cash
       or stock tender offers are in effect for the
       Company's shares; and to take all necessary
       measures and accomplish all necessary formalities

e.14   Authorize the Manager in order to increase the            Mgmt          Against                        Against
       share capital, in 1 or more occasions and at
       its sole discretion: up to a maximum nominal
       amount of EUR 100,000,000.00 by way of issuing
       shares to be subscribed either in cash or by
       the offsetting of debts, up to a maximum nominal
       amount of EUR 10,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the By-Laws, to be carried
       out through the issue of bonus shares or the
       raise of the par value of the existing shares
       or by utilizing all or some of these methods,
       successively or simultaneously; [Authority
       expires for a 26-month period]; and this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       FEB 2006 in its Resolution Number 15 and 16;
       and approve to cancel the shareholders' preferential
       subscription rights; and approve the various
       delegations given to it at the present meeting
       shall be used in whole or in part in accordance
       with the legal provisions in force, during
       periods when cash or stock tender offers are
       in effect for the Company's shares; and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

e.15   Authorize the Manager to increase the number              Mgmt          For                            For
       of securities to be issued in the event of
       a capital increase at the same price as the
       initial issue, within 30 days of the closing
       of the subscription period and up to a maximum
       of 15% of the initial issue; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       FEB 2006 in its Resolution Number 17; and this
       amount shall count against the overall value
       set forth in the two previous resolutions

e.16   Authorize the Manager to increase the share               Mgmt          For                            For
       capital, on one or more occasions, at its sole
       discretion, in favor of employees and Corporate
       Officers of the Company who are Members of
       a Company Savings Plan; [Authority expires
       for a 18-month period]; and for a nominal amount
       that shall not exceed EUR 1,000,000.00; and
       approve to cancel the shareholders' preferential
       subscription rights in favor of employees and
       Corporate Officers of the Company who are Members
       of a Company Savings Plan; and to take all
       necessary measures and accomplish all necessary
       formalities; and the Manager must report to
       the general meeting on every previous delegation
       of powers and its use

e.17   Authorize the Manager to reduce the share capital,        Mgmt          For                            For
       on one or more occasions and at its sole discretion
       up to a maximum of EUR 0.46, to reduce it from
       EUR 38,976,490.46 to EUR 38,976,490.00; and
       to take all necessary measures and accomplish
       all necessary formalities; and amend Article
       number 2 of the By-Laws

e.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE NUMBERING OF RESOLUTIONS. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EURO DISNEY SCA, MARNE LA VALLEE                                                            Agenda Number:  701436417
--------------------------------------------------------------------------------------------------------------------------
    Security:  F26387658                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  21-Feb-2008
        ISIN:  FR0010540740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Manager and the Auditors,      Mgmt          For                            For
       and approve the Company's financial statements
       for the YE in 30 SEP 2007, as presented, and
       grant permanent discharge to the Manager and
       to the Supervisory Board for the performance
       of their duties during the said FY

O.2    Receive the reports of the Manager and the Auditors,      Mgmt          For                            For
       the consolidated financial statements for the
       said FY, in the form presented to the meeting

O.3    Approve to record the loss for the year of EUR            Mgmt          For                            For
       -1,700,000.00 as a deficit in retained earnings;
       following this appropriation, the retained
       earnings account will show a new balance of
       EUR 872,200,000.00 in accordance with the regulations
       in force, recalls that no dividend was paid
       for the previous three FYs

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.226-10 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.5    Approve to renew the appointment of Mr. Antoine           Mgmt          For                            For
       Jeancourt-Galignani as a Member of the Supervisory
       Board for a 3-year period

O.6    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Labro as a Member of the Supervisory Board
       for a 3-year period

O.7    Approve to renew the appointment of Mr. Anthony           Mgmt          For                            For
       Martin Robinson as a Member of the Supervisory
       Board for a 3-year period

O.8    Approve to renew the appointment of Mr. Thomas            Mgmt          For                            For
       O. Staggs as a Member of the Supervisory Board
       for a 3-year period

O.9    Appoint Mr. Valerie Bernis as a Member of the             Mgmt          For                            For
       Supervisory Board, for a 3-year period

O.10   Approve to award total annual fees of EUR 270,918.42      Mgmt          For                            For
       to the Supervisory Board

O.11   Authorize the Manager to trade in the Company's           Mgmt          Against                        Against
       shares on the stock market, subject to the
       conditions described below: maximum purchase
       price: EUR 20.00, minimum sale price: EUR 5.00,
       maximum number of shares to be acquired should
       not exceed the number of shares of the Company,
       maximum funds invested in the share buybacks:
       EUR 50,000,000.00; [Authority expires for a
       18-month period]; and this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 21 FEB 2007
       in its Resolution number 7; and to take all
       necessary measures and accomplish all necessary
       formalities

O.12   Authorize the Manager and to the legal representative     Mgmt          For                            For
       to pronounce on the ratification of the authorized
       regulated agreements by the Supervisory Board

E.13   Authorize the Manager to increase the share               Mgmt          For                            For
       capital, in one or more occasions and at its
       sole discretion: up to a maximum nominal amount
       of EUR 100,000,000.00 by way of issuing shares
       to be subscribed either in cash or by the offsetting
       of debts, up to a maximum nominal amount of
       EUR 10,000,000.00 by way of capitalizing reserves,
       profits, premiums or other means, provided
       that such capitalization is allowed by law
       and under the By-Laws, to be carried out through
       the issue of bonus shares or the raise of the
       par value of the existing shares or by utilizing
       all or some of these methods, successively
       or simultaneously; [Authority expires for a
       26-month period]; and this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 FEB 2006
       in its Resolution number 15 and 16; and approve
       the various delegations given to it at the
       present meeting shall be used in whole or in
       part in accordance with the legal provisions
       in force, during periods when cash or stock
       tender offers are in effect for the Company's
       shares; and to take all necessary measures
       and accomplish all necessary formalities

E.14   Authorize the Manager to increase the share               Mgmt          Against                        Against
       capital, in one or more occasions and at its
       sole discretion: up to a maximum nominal amount
       of EUR 100,000,000.00 by way of issuing shares
       to be subscribed either in cash or by the offsetting
       of debts, up to a maximum nominal amount of
       EUR 10,000,000.00 by way of capitalizing reserves,
       profits, premiums or other means, provided
       that such capitalization is allowed by law
       and under the By-Laws, to be carried out through
       the issue of bonus shares or the raise of the
       par value of the existing shares or by utilizing
       all or some of these methods, successively
       or simultaneously; [Authority expires for a
       26-month period]; and this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 FEB 2006
       in its Resolution number 15 and 16; and approve
       to cancel the shareholders' preferential subscription
       rights; and approve the various delegations
       given to it at the present meeting shall be
       used in whole or in part in accordance with
       the legal provisions in force, during periods
       when cash or stock tender offers are in effect
       for the Company's shares; and authorize the
       Board of Directors to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Manager to increase the number              Mgmt          Against                        Against
       of securities to be issued in the event of
       a capital increase at the same price as the
       initial issue, within 30 days of the closing
       of the subscription period and up to a maximum
       of 15% of the initial issue; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 10
       FEB 2006 in its Resolution number 17; and this
       amount shall count against the overall value
       set forth in the two previous resolutions

E.16   Authorize the Manager to increase the share               Mgmt          For                            For
       capital, on one or more occasions, at its sole
       discretion, in favour of employees and Corporate
       officers of the Company who are members of
       a Company Savings Plan; [Authority expires
       after 18-month period]; and for a nominal amount
       that shall not exceed EUR 1,000,000.00; and
       approve to cancel the shareholders' preferential
       subscription rights in favour of employees
       and Corporate officers of the Company who are
       Members of a Company Savings Plan; and to take
       all necessary measures and accomplish all necessary
       formalities; and the Manager must report to
       the general meeting on every previous delegation
       of powers and its use

E.17   Authorize the Manager to reduce the share capital,        Mgmt          For                            For
       on one or more occasions and at its sole discretion
       up to a maximum of EUR 0.46, to reduce it from
       EUR 38,976,490.46 to EUR 38,976,490.00; and
       to take all necessary measures and accomplish
       all necessary formalities; and amend Article
       Number 2 of the By-Laws

E.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 EUROCASTLE INVESTMENTS LTD, GUERNSEY                                                        Agenda Number:  701584422
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3222A106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  GB00B01C5N27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the profit and loss account           Mgmt          For                            For
       and balance sheet of the Company and the reports
       of the Directors and the Auditors thereon for
       the YE 31 DEC 2007

2.     Re-elect  Dr. Udo Scheffel and Dr. Simon J Thornton       Mgmt          For                            For
       as the Directors

3.     Re-appoint Ernst & Young LLP, as the Auditors             Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to determine their remuneration

4.     Authorize the Company for the purposes of the             Mgmt          For                            For
       Companies [purchase of own shares] ordinance
       1998[ the ordinance] to make market purchases
       [with the meaning of Section 5 of that ordinance
       ] of ordinary shares of no par value in the
       capital of the Company] each, at a minimum
       price of EUR 0.01 per ordinary share the maximum
       number of ordinary shares authorized to be
       purchased shall be 19,178,290 of the Company's
       issued ordinary shares capital and up to 95%
       of the net asset value per share, as specified;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the date falling
       18 months from the passing of these resolutions];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.5    Amend the Article 2(11), 2(12), 15(1), 16(3)              Mgmt          For                            For
       and (4), 16(10), 34(1), 34(3), 34(12) of the
       Article of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 EUROCOMMERCIAL PROPERTIES NV                                                                Agenda Number:  701392172
--------------------------------------------------------------------------------------------------------------------------
    Security:  N31065142                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Nov-2007
        ISIN:  NL0000288876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 31 OCT 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Receive the annual report of the Board of Management      Mgmt          For                            For
       for the FYE 30 JUN 2007

3.     Adopt the annual accounts of the Company for              Mgmt          For                            For
       the FYE 30 JUN 2007, approve to allocate the
       profit of the FYE 30 JUN 2007, and to determine
       the terms for payment of the dividend for the
       FYE 30 JUN 2007 and to have the opportunity
       to ask questions to the Auditors of the Company
       about the annual accounts in relation to their
       statement on the fairness of those accounts;
       declare a dividend of 0.167 per ordinary share
       [1.67 per depositary receipt] to be paid on
       30 NOV 2007

4.     Grant discharge to the Board of Supervisory               Mgmt          For                            For
       Directors from liability in respect of its
       supervision in the FYE 30 JUN 2007

5.     Grant discharge to the Board of Management from           Mgmt          For                            For
       liability in respect of its Management in the
       FYE 30 JUN 2007

6.     Approve the remuneration of the Board of Supervisory      Mgmt          For                            For
       Directors

7.     Approve the remuneration of the Board of Management       Mgmt          For                            For

8.     Re-appoint Ernst  & Young Accountants, Amsterdam          Mgmt          For                            For
       as the Auditors of the Company for the current
       FY

9.     Approve to continue the existing designation,             Mgmt          Against                        Against
       expiring on 30 NOV 2009, pursuant to Articles
       96 and 96a of Book 2 of the Netherlands Civil
       Code, of the meeting of holders of priority
       shares as the authorized body in connection
       with the issue of shares and rights to obtain
       shares, and the exclusion or restriction of
       pre-emptive rights thereon to the amount of
       the difference between i) the available number
       of shares according to the authorized capital
       as amended and ii) the number of issued shares
       and/or options thereon said designation and
       authorization to be made for the period until
       30 NOV 2010 and to apply mutatis mutandis to
       the sale and transfer of bought back shares
       and depositary receipts thereon by the Company

10.    Approve to continue the existing authorization            Mgmt          For                            For
       of the Board of Management to acquire fully
       paid shares or depositary receipts thereof
       on behalf of the Company pursuant to Article
       98 of Book 2 of the Netherlands Civil Code
       up to a maximum of 10% of the issued share
       capital and for a price being equal to or ranging
       between the nominal value and the higher of
       the prevailing net asset value or the prevailing
       stock market price; said authorization to be
       made for the period until 31 DEC 2008

11.    Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 EURONAV NV, ANTWERPEN                                                                       Agenda Number:  701524224
--------------------------------------------------------------------------------------------------------------------------
    Security:  B38564108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003816338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Receive the report of the Board of Directors              Non-Voting
       and the Joint Statutory Auditors' reports for
       the FY closed at 31 DEC 2007

2.     Approve the annual accounts for the FY closed             Mgmt          No vote
       at 31 DEC 2007, prepared by the Board of Directors

3.     Approve the allocation of income and dividend             Mgmt          No vote

4.     Grant discharge to the Directors and to the               Mgmt          No vote
       Joint Statutory Auditors, by the means of separate
       voting, for the execution of their mandate
       on the course of the FY 2007

5.     Elect Oceanic Investment SARL and Tanklog Holdings        Mgmt          No vote
       Ltd, re-elect Mr. Nicolas Kairis as a Director
       and approve the resignation of Mr. Patrick
       Molis as a Director [Bundled]

6.     Approve the remuneration of the Directors                 Mgmt          No vote

7.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 EURONAV NV, ANTWERPEN                                                                       Agenda Number:  701530998
--------------------------------------------------------------------------------------------------------------------------
    Security:  B38564108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003816338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.1    Approve the cancellation, with out capital decrease,      Mgmt          For                            For
       of 768,862 own shares acquired by the company
       in accordance with Article 620 Section 1 of
       the Companies Code and corresponding decrease
       of the unavailable reserve created in accordance
       with Article 623 of the Companies Code

1.2    Amend the Article 4 of the Articles of Association        Mgmt          For                            For

1.3    Approve to cancel, with out capital decrease,             Mgmt          For                            For
       768,862 own shares acquired by the Company
       in accordance with Article 620 Section 1 of
       the Companies Code and correspondingly decrease
       of the unavailable reserve created in accordance
       with Article 623 of the Companies code and
       replace the 1 sentence of Article 4 of the
       Article of association as specified

2.A    Authorize the Board of Directors, in accordance           Mgmt          Against                        Against
       with the conditions of the law, with available
       assets in the sense of Article 617 of the Code
       of Companies, for a period of 18 months as
       from the date of the extraordinary general
       meeting which approved this proposal, through
       the stock exchange, maximum 10% of the existing
       shares of the Company at a price per share
       equal to the average of the last 5 closing
       prices of the Euronav share at Euronext Brussels
       before the acquisition, increased with maximum
       20% or decreased with maximum 20%, where all
       shares already purchased by the company and
       its direct subsidiaries need to be taken into
       account; and to sell the acquired shares of
       the Company in accordance with the conditions
       of the law, for a period of 18 months as from
       the date of the EGM which approved this proposal,
       through the stock exchange, at a price per
       share  equal to the average of the last 5 closing
       prices of the Euronav share at Euronext Brussels
       before the sale, increased with the maximum
       20% or decreased with maximum 20%

2.B    Authorize the Direct subsidiaries to acquire              Mgmt          Against                        Against
       in accordance with the conditions of the law,
       with assets of which the total amount is available
       with the Company in the Sence of Article 617
       of the Code of Companies, for a period of 18
       months as from the date of the EGM which approved
       this proposal, through the stock exchange,
       maximum 10 of the existing shares of the Company
       at a price per share calculated as mentioned
       under point 2.a, where all shares already purchased
       by the Company and its subsidiaries need to
       be taken into account, to sell the acquired
       shares of the Company in accordance with the
       condition of the law, for a period of 18 months
       as from the date of the EGM which approved
       this proposal, through the stock exchange,
       at a price per share equal to the average of
       the last 5 closing prices of the Euronav Share
       at Euronext Brussels before the sale, increased
       with maximum 20% or decreased with maximum
       20%

3.     Approve to delete the Article 44 of the Articles          Mgmt          For                            For
       of Association

4.     Authorize the Board of Director to execute the            Mgmt          For                            For
       decisions taken and to coordinate the Articles
       of Association

5.     Grant authority to Mr. Egied Verbeeck, Secretary          Mgmt          For                            For
       General to act alone with to substitute, to
       fulfill all necessary formalities with the
       Crossroad Bank Enterprises, counters for enterprises,
       registers of the commercial courts, administrative
       agencies and fiscal administrations with respect
       to the decisions taken at the present meeting




--------------------------------------------------------------------------------------------------------------------------
 EUTELSAT COMMUNICATIONS, PARIS                                                              Agenda Number:  701380723
--------------------------------------------------------------------------------------------------------------------------
    Security:  F3692M128                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  FR0010221234
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.   The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative."

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors; approve the Company's financial
       statements for the year ending on 30 JUN 2007,
       as presented, showing a loss for the FY: EUR
       (-) 20,080,614.66 and approve the expenses
       and charges that were not tax-deductible of
       EUR 696,000.00

O.2    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve to record the loss for the year of EUR            Mgmt          For                            For
       20,080,614.66 as a deficit in capital premium
       account; prior capital premium account: EUR
       776,134,878.47; following this appropriation
       the capital premium account will show a new
       balance of EUR 756,054,263.81

O.4    Receive the Board of Directors' report and approve        Mgmt          Against                        Against
       to proceed with an extraordinary distribution
       of EUR 0.58 per share, who correspondent to
       a global amount EUR 126,092,627.56 withheld
       from the capital premium account, which is
       at present of an amount of EUR 756,054,263.81;
       this dividend will be paid on 14 NOV 2007;
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities in the event that the Company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the capital premium account;
       receive a net dividend of EUR 0.54 per share,
       which corresponds to a global amount of EUR
       116,473,999.68 and will entitle to 40% deduction
       provided by the French Tax Code; this dividend
       was to pay the 30 JUN 2006; in accordance with
       the regulation in force, the shareholders meeting
       recalls that no dividend was paid for the previous
       fiscal years ended on 30 JUN 2005

O.5    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreement governed by Article L.225-38 of the
       French Commercial Code, approve the said report
       and the agreements referred to therein

O.6    Grant permanent discharge to the Board of Directors       Mgmt          Abstain                        Against
       for the performance of their duties during
       the said FY

O.7    Ratify the appointment of Mr. Tobias Artinez              Mgmt          For                            For
       Gimeno as a Director to replace Societe GSCP
       Eurovision Holding represents by Mr. Hughes
       Lepic, for the remainder of Societe GSCP Eurovision
       Holding represents by Mr. Hughes Lepic's term
       of office i.e. until the shareholders' meeting
       called to approve the financial statements
       for the FYE on 30 JUN 2011

O.8    Ratify the appointment of Mr. Carlos Sagasta              Mgmt          For                            For
       Reussi as a Director to replace C.B. Luxembourg
       III represents by Mr. Benoit Valentin, for
       the remainder of C.B. Luxembourg III represents
       by Mr. Benoit Valentin's term of office, i.e.
       until the shareholders' meeting called to approve
       the financial statements for the FYE on 30
       JUN 2011

O.9    Ratify the appointment of Mr. Carlos Espinos              Mgmt          For                            For
       Gomez as a Director, to replace Mr. Bill Collato,
       for the remainder of Mr. Bill Collato's term
       of office i.e. until the shareholders meeting
       called to approve the financial statements
       for the FYE 30 JUN 2011

O.10   Ratify the appointment of Ms. Andrea Luminari             Mgmt          For                            For
       as a Director, to replace Mr. Geoffrey Fink,
       for the remainder of Mr. Geoffrey Fink's term
       of office i.e. until the shareholders meeting
       called to approve the financial statements
       for the FYE 30 JUN 2011

O.11   Ratify the appointment of C.D.C. Infrastructure           Mgmt          For                            For
       as a Director, to replace Bluebirds II Participations
       represents by Mr. Luis Marini Portugal's term
       of office i.e. until the shareholders meeting
       called to approve the financial statements
       for the FYE 30 JUN 2011

O.12   Ratify the appointment of Mr. Jean Luc Archambault        Mgmt          For                            For
       as a Director to replace Bluebirds II Participations
       represents by Mr. Luis Marini Portugal, for
       the reminder of Mr. Patrick Sayer's term of
       office i.e. until the shareholders meeting
       called to approve the financial statements
       for the FYE 30 JUN 2011

O.13   Ratify the appointment of Mr. Bertrand Mabille            Mgmt          For                            For
       as a Director, to replace Mr. Gilbert Saada,
       for the remainder of Mr. Gilbert Saada's term
       of office i.e. until the shareholders meeting
       called to approve the financial statements
       for the FYE 30 JUN 2011

O.14   Ratify the appointment of Mr. Pier Francesco              Mgmt          For                            For
       Guarguaglini as a Director to replace Mr. Frank
       Dangeard, for the remainder of Mr. Frank Dangeard's
       term of office i.e. until the shareholders
       meeting called to approve the financial statements
       for the FYE 30 JUN 2012

O.15   Authorize the Board of Directors, following               Mgmt          Against                        Against
       the approval of the Resolution 28, to buy back
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00, maximum number of
       share to be acquired: 5% of the share capital,
       maximum funds invested in the share buy backs:
       EUR 400,000,000.00; this authorization is given
       until the next shareholders meeting called
       to approve the financial statements for the
       FYE 30 JUN 2008 and to adjust the purchase
       price in case of capitalizing reserves, reports,
       profits, premiums or other means, provided
       that such capitalization is allowed By-law
       and under the By-laws, by issuing bonus shares
       or raising the par value of existing shares,
       or by a combination of these methods; this
       authorization is given for a specified period
       and to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 10 NOV
       2006 in its Resolution 12

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       120,000,000.00 by issuance, with preferred
       subscriptions rights maintained, of shares
       and debt securities of the Company or of the
       subsidiary of the Parent Company; this amount
       shall count against the overall value set forth
       in Resolutions 17, 18, 19, 21, 22 and 23; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 2,000,000,000.00;
       this amount shall count against the overall
       value set forth in Resolution 17 and 21, but
       it is independent of the Resolution 24; [Authority
       expires after 26 months]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 06
       OCT 2005 in its Resolution 3, and to take all
       necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       120,000,000.00, by issuance, without preferred
       subscription rights maintained, of shares and
       debt securities of the Company or of the subsidiary
       more than 50% ownership of the Parent Company,
       this amount shall count against the overall
       value set forth in Resolution 16, the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 2,000,000,000.00;
       this amount shall count against the overall
       value set forth in Resolutions 16 and 21, but
       it is independent of the Resolution 24; [Authority
       expires after 26 months]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 06
       OCT 2005 in its Resolution 4, and to take all
       necessary measures and accomplish all necessary
       formalities

E.18   Approve, following the approval of the Resolutions        Mgmt          Against                        Against
       16 or 17, to increase the number of securities
       to be issued in the event of a capital increase
       with or without preferential subscription right
       of shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15% of the initial issue; the global amount
       of the increase of EUR 120,000,000.00 shall
       count against the overall value set forth in
       Resolution 16; [Authority expires after 26
       months]; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 06 OCT 2005
       in its Resolution 5

E.19   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 100,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the By-laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       [Authority expires after 26 months]; this amount
       shall count against the overall value set forth
       in Resolution 16; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 06 OCT 2005,
       in its Resolution 6, and to take all necessary
       measures and accomplish all necessary formalities

E.20   Authorize the Board of Directors, in case of              Mgmt          Against                        Against
       public offer, to increase on 1 or more occasions,
       in France or abroad, the share capital to a
       maximum nominal amount of EUR 217,401,082.00,
       by issuance of warrant to be allocated free
       of charge to the shareholders; [Authority expires
       after 18 months]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 10 NOV 2006
       in its Resolution 14; this amount shall not
       count against the overall value set forth in
       Resolution 16, and to take all necessary measures
       and accomplish all necessary formalities; these
       bound of subscription of shares become void
       by rights as soon as the offer and any possible
       rival offer fail

E.21   Authorize the Board of Director to increase               Mgmt          For                            For
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 120,000,000.00, by issuance, with the
       shareholders' preferred subscription rights
       maintained, of shares and debt securities;
       the shareholders' meeting decides that the
       various delegation given to it at the present
       meeting shall be used in whole or in part in
       accordance with the legal provisions in force,
       during periods when stock tender offers are
       in effect for the Company's shares; [Authority
       expires after 26 months]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 06
       OCT 2005 in its Resolution 4;  and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       access to share capital; this amount shall
       count against the overall value set forth in
       Resolution 17; [Authority expires after 26
       months]; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 06 OCT 2005
       in its Resolution 7 and approve to cancel the
       shareholders' preferential subscription rights
       in favour of beneficiary and to take all necessary
       measures and accomplish all necessary formalities

E.23   Authorize the Board of Directors, consequently            Mgmt          Against                        Against
       of the issue by subsidiaries of the Company
       of debt securities, to increase the capital,
       on one or more occasions in France or abroad,
       by a maximum nominal amount of EUR 120,000,000.00,
       by issuance, without preferred subscription
       rights maintained in favor of beneficiary,
       of shares and debt securities; [Authority expires
       after 26 months]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 06 OCT 2005
       in its Resolution 4; and to take all necessary
       measures and accomplish all necessary formalities

E.24   Authorize the Board of Directors to issue, on             Mgmt          For                            For
       one or more occasions, in France or abroad,
       debt securities giving the right to the allocation
       of warrants the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 2,000,000,000.00; [Authority expires after
       26 months]; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 06 OCT 2005
       in its Resolutions 3 and 4; and to take all
       necessary measures and accomplish all necessary
       formalities

E.25   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       the Members of a Company Savings Plan; [Authority
       expires after 26 months]; and for a nominal
       amount that shall not exceed EUR 2,000,000.00;
       this amount shall not count against the overall
       value set forth in previous resolution; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 06 OCT 2005 in its Resolution 8;
       approve to cancel the shareholders' preferential
       subscription rights in favour of employees
       and Corporate Officers of the Company who are
       the Members of a Company Savings Plan and authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.26   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares in favour of the employees or
       the Corporate Officers of the Company and related
       companies; they may not represent more than
       4% of the share capital; [Authority expires
       after 38 months]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 06 OCT 2005
       in its Resolution 10; this amount shall count
       against the overall value set forth in Resolution
       27, and approve to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiary and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.27   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 4% of the share
       capital; [Authority expires after 38 months];
       this amount shall count against of the overall
       value set forth in Resolution 26; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 06
       OCT 2005 in its Resolution 9 and approve to
       cancel the shareholders' preferential subscription
       rights in favour of beneficiary; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.28   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period; [Authority expires after 18 months];
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 NOV 2006 in its
       Resolution 13 and approve the surplus of the
       purchase price of the shares on their nominal
       value will be allocated on the share premium
       account or on any other available account of
       reserves, including the legal reserve; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.29   Amend Article 22 of the By-laws                           Mgmt          For                            For

E.30   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carryout all filings, publications and other
       formalities prescribed by the law




--------------------------------------------------------------------------------------------------------------------------
 EXEDY CORPORATION                                                                           Agenda Number:  701621270
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1326T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3161160001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EXMAR NV, ANTWERPEN                                                                         Agenda Number:  701572718
--------------------------------------------------------------------------------------------------------------------------
    Security:  B3886A108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BE0003808251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Submission and discuss of the report of the               Non-Voting
       Board of Directors and the joint statutory
       Auditors for the FYE 31 DEC 2007

A.2    Submission of the consolidated accounts and               Non-Voting
       approval of the annual statutory accounts ending
       31 DEC 2007 and approval on the allocation
       of the results

A.3    Grant discharge to the Directors and of the               Mgmt          For                            For
       joint statutory Auditors

A.4.A  Aprrove to renew the appointment of Mr. Ludwig            Mgmt          Against                        Against
       Criel as a Non Executive Director for a new
       period of 3 years

A.4.B  Approve to renew the appointment of Mr. philippe          Mgmt          For                            For
       vlerick as a Director for a new period of 3
       years

E.1.A  Authorize the Board of Directors to acquire               Mgmt          Against                        Against
       for a period of 18 months

E.1.B  Grant authority to the Direct subsidiaries to             Mgmt          Against                        Against
       acquire in accordance with the conditions of
       the law for a period of 18 months

E.2    Receive the special report of the Board of Directors      Mgmt          For                            For
       drawn up in accordance with the provisions
       of Article 604 of the Belgian Company Code
       regarding the renewal of the authorize to increase
       the capital within the framework of the authorized
       capital

E.3    Approve to renew authority Granted to the Board           Mgmt          Against                        Against
       of Directors to increase the capital within
       the framework of the authorized capital during
       a period of 5 years

E.4    Approve the coordination of the Articles of               Mgmt          Against                        Against
       Association

E.5    Authorize the Board of Directors and/or the               Mgmt          For                            For
       executive committee to carry out the decisions
       taken




--------------------------------------------------------------------------------------------------------------------------
 EZAKI GLICO CO.,LTD.                                                                        Agenda Number:  701626066
--------------------------------------------------------------------------------------------------------------------------
    Security:  J13314109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3161200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Reduce Board Size to 11,               Mgmt          For                            For
       Adopt Reduction of Liability      System for
       Outside Directors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors, and
       Approve Final Payment Associated with Abolition
       of Retirement   Benefit System for Directors
       and Auditors




--------------------------------------------------------------------------------------------------------------------------
 F&C ASSET MANAGEMENT PLC, EDINBURGH                                                         Agenda Number:  701531712
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3336H104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0004658141
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial Statements and the reports          Mgmt          For                            For
       of the Directors and the Independent Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend of 4.0 pence per share           Mgmt          For                            For
       on the ordinary shares of the Company

3.     Elect Mr. Nick MacAndrew as a Director, who               Mgmt          For                            For
       retires at the first AGM

4.     Elect Mr. Gerhard Roggemann as aDirector, who             Mgmt          For                            For
       retires at the first AGM

5.     Elect Sir. Adrian Montague as Director, who               Mgmt          Against                        Against
       retires at the first AGM

6.     Re-elect Mr. Keith Bedell-Pearce as a Director            Mgmt          For                            For
       of the Company, who retires by rotation

7.     Re-elect Mr. Dick de Beus as a Director of the            Mgmt          For                            For
       Company, who retires by rotation

8.     Re-elect Mr. Jeff Medlock as a Director of the            Mgmt          Against                        Against
       Company, who retires by rotation

9.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

10.    Appoint KPMG Audit Plc as the Auditors of the             Mgmt          For                            For
       Company until the conclusion of the next general
       meeting at which financial statements are laid
       before the Company and authorize the Directors
       to determine their remuneration

11.    Approve and renew the authorization of the terms          Mgmt          For                            For
       of the Relationship Agreement between the Company
       and Friends Provident PLC dated 04 OCT 2004
       [Authority expires the earlier of the conclusion
       of the AGM of the Company to be held in 2009
       or Friends Provident's interest in the ordinary
       shares of the Company falling below 30%]

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985 [the
       "Act"], to allot relevant securities [Section
       80(2) of the Act] up to an aggregate nominal
       amount of GBP 164,074.92; [Authority expires
       at the conclusion of the AGM of the Company
       to be held in 2009]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

13.    Authorize the Directors to do all such things             Mgmt          Against                        Against
       as may be necessary to carry the same into
       effect to the proposed amendments to the rules
       of the F&C Asset Management Plc Long Term Remuneration
       Plan

S.14   Amend the Articles of Association by making               Mgmt          For                            For
       the alterations marked on the print of the
       Articles of Association produced to the meeting
       marked "A" and initialled by the Chairman of
       the meeting for the purpose of identification

S.15   Amend the Articles of Association with effect             Mgmt          For                            For
       from 01 OCT 2008 or such later date as Section
       175 of the Companies Act 2006 shall be brought
       into force by making the alterations relating
       to Directors' interests marked on the print
       of the Articles of Association produced to
       the meeting marked "B" and intialled by the
       Chairman of the meeting for the purpose of
       identification

S.16   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, pursuant to Section
       95(1) of the Act 1985, [the "Act"] to allot
       equity securities [Section 94(2) of the Act],
       for cash pursuant to the authority under Section
       80 of the Act in Resolution 12 as which is
       proposed to sell relevant shares [Section 94(5)
       of the Act] held by the Company if immediately
       before the sale, such shares are held by the
       Company as Treasury Shares [Section 162A(3)
       of the Act] ["Treasury shares"]; for cash [Section
       162D(2) of the Act] pursuant to Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in accordance
       with the terms of the Relationship Agreement
       between the Company and Friends Provident Plc
       dated 04 OCT 2004, provided that Resolution
       10 relating to the renewal of such Relationship
       Agreement ii) in order to satisfy option or
       awards under any share Scheme for employees
       or share incentive plan, iii) in connection
       with an offer of equity securities open for
       acceptance for a period fixed by the Directors
       of the Company to the holders of ordinary shares
       in the share capital of the Company on a fixed
       record date in proportion [as nearly as practicable]
       to their respective holdings of such ordinary
       shares [but subject to such exclusions or other
       arrangements as the Directors may consider
       necessary or expedient to deal with legal problems
       under or resulting from the arising under the
       Laws of any overseas territory or any other
       matter howsoever, iv) other than pursuant to
       sub-paragraphs (i), (ii) and (iii) of this
       Resolution, up to an aggregate nominal value
       of GBP 24,785.28; up to an aggregate nominal
       amount of GBP 164,074.92 [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company to be held in 2009]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.17   Authorize the Company, in substitution of any             Mgmt          For                            For
       existing powers under Section 166 of the Companies
       Act 1985, [the "Act"] but without prejudice
       to the exercise of any such power in accordance
       with Section 166 of the Act, to make market
       purchases [Section 163(3)] of up to 49,227,399
       [being approximately 10% Section 162A(3)] ordinary
       shares of 0.1 pence each in the capital of
       the Company, at a minimum price of 0.1 pence
       and equal to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2009
       or 15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 F.C.C.CO.,LTD.                                                                              Agenda Number:  701610986
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1346G105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3166900005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FABEGE AB, SOLNA                                                                            Agenda Number:  701472259
--------------------------------------------------------------------------------------------------------------------------
    Security:  W7888D108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  SE0000950636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Erik Paulsson as the Chairman of the            Mgmt          For                            For
       AGM

3.     Approve the voters list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to check the minutes                 Mgmt          For                            For

6.     Approve whether the meeting has been duly convened        Mgmt          For                            For

7.     Receive the annual report and the audit report            Mgmt          For                            For
       and the consolidated financial statements and
       consolidated audit report

8.A    Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet and the consolidated profit and loss
       account and the consolidated balance sheet

8.B    Approve to decide on a dividend of SEK 4 per              Mgmt          For                            For
       share for 2007

8.C    Grant discharge from the liability for the Board          Mgmt          For                            For
       of Directors and the Chief Executive Officer

8.D    Approve a record date for payment of a dividend           Mgmt          For                            For
       as 08 APR 2008; it is estimated the dividends
       will be distributed by VPC AB on 11 APR 2008

9.     Approve to reduce the Company's share capital             Mgmt          For                            For
       by SEK 260,794,180.50 through the withdrawal
       of 9,150,673 shares and decide on a bonus issue
       in accordance with the following: the bonus
       issue shall increase the share capital by SEK
       270,893,196.80, without the issue of new shares

10.    Approve to decide on the number of the Directors          Mgmt          For                            For
       at 8, without Deputies

11.    Approve a total Directors' fees of SEK 2,445,000,         Mgmt          For                            For
       to be divided as follows: SEK 375,000 to the
       Chairman of the Board, SEK 185,000 to each
       Non-Executive Director; SEK 835,000 to Mr.
       Erik Paulsson as a separate fee for assisting
       Group Management in 2 projects and SEK 125,000
       for work in the Audit Committee; and that the
       payment of the Auditors' fees in accordance
       with the approved invoice[s]

12.    Re-elect Messrs. Gote Dahlin, Christian Hermelin,         Mgmt          For                            For
       Sven-Ake Johansson, Martha Josefsson, Helen
       Olausson, Mats Qviberg, Erik Paulsson and Svante
       Paulsson as the Board of Directors and Mr.
       Erik Paulsson  as the Chairman of the Board

13.    Approve that the principles for the appointment           Mgmt          For                            For
       of the Nomination Committee for 2009 AGM remain
       unchanged, i.e. that a Nomination Committee
       be appointed no later than 6 months before
       the 2009 AGM and consist of representatives
       for the 4 largest shareholders

14.    Approve to decide on the principles of the compensation   Mgmt          For                            For
       for the Company Management

15.    Authorize the Board, for a period ending no               Mgmt          For                            For
       later than the next AGM, to buy back shares
       in the Company and assign such shares to other
       parties; share buybacks are subject to a limit
       of no more than 10% of the total number of
       outstanding shares at any time; acquisition
       must be made by purchase on the Stockholm Stock
       Exchange, the right to assign shares is subject
       to a limit of no more than 10% of all outstanding
       shares at any time; assignment may be made
       on the Stockholm Stock Exchange and, derogating
       from the preferential rights of shareholders,
       to 3rd parties in connection with the acquisition
       of properties of business; payment for assigned
       shares may be made in cash, in kind, by offset
       or in another manner subject to terms and conditions

16.    Approve, for the purpose of achieving an appropriate      Mgmt          For                            For
       ownership structure and improving liquidity
       in the Company's shares, that the shareholders,
       upon a decision by the Board, be offered to
       buy or sell, free of commission, the number
       of shares required to achieve a shareholding
       consisting or round lots [one round lot is
       equal to 100 shares]; and that a decision on
       the period and precise terms of the offering
       be left to the discretion of the Board, with
       the condition that the offering, if implemented,
       must be completed before the 2009 AGM

17.    Transact any other business                               Non-Voting

18.    Conclude the meeting                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FANCL CORPORATION                                                                           Agenda Number:  701601305
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1341M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Jun-2008
        ISIN:  JP3802670004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FASTWEB, MILANO                                                                             Agenda Number:  701474669
--------------------------------------------------------------------------------------------------------------------------
    Security:  T39805105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  IT0001423562
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       02 APR 2008 AT 9:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement as at 31 DEC              Mgmt          For                            For
       2007 as per Article 2364, Item 1, Point 1 of
       the Italian Civil Code

O.2    Grant Audit authorities on financial statement,           Mgmt          For                            For
       consolidated financial statement and half year
       reportings

O.3    Appoint the Board of Statutory Auditors, their            Mgmt          For                            For
       Chairman and about the remuneration

E.1    Amend the By-Laws of the Company and the Article          Mgmt          For                            For
       9, Chairmanship of the meeting; related resolutions




--------------------------------------------------------------------------------------------------------------------------
 FBD HOLDINGS PLC                                                                            Agenda Number:  701518132
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3335G107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IE0003290289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the 2007 Directors' report            Mgmt          For                            For
       and financial statements

2.     Declare a dividend on the 8 percent non cumulative        Mgmt          For                            For
       preference shares

3.     Declare a final dividend of Euro 0.52 per ordinary        Mgmt          For                            For
       share for the YE 31 DEC 2007

4.A    Re-elect Mr. Andrew Langford as a Director of             Mgmt          For                            For
       the Company

4.B    Re-elect Mr. Vincent Sheridan as a Director               Mgmt          For                            For
       of the Company

4.C    Re-elect Mr. Adrian Taheny as a Director of               Mgmt          For                            For
       the Company

4.D    Re-elect Mr. Johan Thijs as a Director of the             Mgmt          Against                        Against
       Company

4.E    Re-elect Mr. Michael Berkery as a Director of             Mgmt          For                            For
       the Company

4.F    Re-elect Mr. John Donnelly as a Director of               Mgmt          For                            For
       the Company

4.G    Re-elect Mr. Philip Lynch as a Director of the            Mgmt          For                            For
       Company

4.H    Re-elect Dr. Patrick O'Keeffe as a Director               Mgmt          For                            For
       of the Company

4.I    Re-elect Mr. Sean Dorgan as a Director of the             Mgmt          For                            For
       Company

5.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

S.6    Approve a limited disapplication pf pre emption           Mgmt          For                            For
       rights

S.7    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

S.8    Approve to set the off market re issue price              Mgmt          For                            For
       range for the company's shares held in treasury

S.9    Authorize the Board to execute a contract relating        Mgmt          For                            For
       to the purchase of A Ordinary Shares

S.10   Authorize the Board to declare and approve the            Mgmt          For                            For
       pay dividends on the A Ordinary Shares

S.11   Approve the proposed amendments to the Articles           Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 FILTRONA PLC, MILTON KEYNES                                                                 Agenda Number:  701491538
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3474G108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB00B0744359
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       DEC 2007 and the reports of the Directors and
       the Auditor thereon

2.     Receive and adopt the report of the Remuneration          Mgmt          For                            For
       Committee for the YE 31 DEC 2007

3.     Declare final dividend of 5.08 p per ordinary             Mgmt          For                            For
       share for the YE 31 DEC 2007

4.     Re-elect Mr. Mark Harper as the Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. Paul Drechsler as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Elect Mr. Steve Crummett as a Director                    Mgmt          For                            For

7.     Elect Mr. Lars Emilson as a Director                      Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditor and              Mgmt          For                            For
       authorize the Directors to fix the Auditors
       remuneration

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities to allot relevant
       securities [Section 80 of the Companies Act
       1985] up to an aggregate nominal amount of
       GBP 17,138,516; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 above and pursuant to Section
       95 of the Companies Act 1985, to allot equity
       securities [Section 94 of that Act] for cash
       pursuant to the authority granted by Resolution,
       where such allotment constitutes an allotment
       of equity securities by virtue of Section 94[3A]
       of the Act, as if Section 89[1] of that Act
       did not apply to any such allotment provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) the
       allotment or sale [otherwise than pursuant
       to paragraph [a] above] of equity securities
       up to an aggregate nominal amount of GBP 2,741,585;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Act] up to
       a maximum aggregate of 21,932,600 ordinary
       shares of 25p each in its capital [Ordinary
       Shares], at a minimum price of 25p and up to
       105% above the average of the middle market
       quotations for an Ordinary Share derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.12   Adopt the Articles of Association as specified,           Mgmt          For                            For
       in substitution for, and to the exclusion of,
       the existing Articles of Association

13.    Authorize the Remuneration Committee of the               Mgmt          Against                        Against
       Board to adopt the performance condition policy
       [as specified] in respect of future awards
       under the LTIP




--------------------------------------------------------------------------------------------------------------------------
 FINANCIERE MARC DE LACHARRIERE (FIMALAC), PARIS                                             Agenda Number:  701440062
--------------------------------------------------------------------------------------------------------------------------
    Security:  F3534D120                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  FR0000037947
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.  The following
       applies to Non-Resident Shareowners:  Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board Member and               Mgmt          For                            For
       the Auditors, and approve the consolidated
       financial statements for the FY in the form
       presented to the meeting earnings for the FY
       EUR 79,503,000.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE 2007, as presented,
       showing net profits of EUR 67,651,534.33

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L 225-42 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve to distribute income: EUR 67,651,534.33           Mgmt          For                            For
       retained earnings: EUR 49,396,329.68 total:
       EUR 299,599,620,46 allocation: statutory dividend:
       EUR 7,552,70,309,16 additional dividend: EUR
       43,940,707,84 others reserves: EUR 68,223,199,46
       retained earnings: EUR 179,883,404,00 total:
       EUR 299,599,620,46; the shareholders will receive
       a net dividend of EUR 1.50 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       as of 19 FEB 2008 as required by law

O.5    Approve to renew the appointment of Mr. M. Marc           Mgmt          For                            For
       Ladreit as a Board Member for a 4-year period

O.6    Approve to renew the appointment of Mr. MME               Mgmt          For                            For
       Veronique Morali as a Board Member for a 4-year
       period

O.7    Approve to renew the appointment Mr. M. Philippe          Mgmt          For                            For
       Lagayette as a Board Member for a 4-year period

O.8    Approve to decides not to renew the term of               Mgmt          For                            For
       office of Mr. M. Xavier Aubry as Statutory
       Auditor

O.9    Appoint Pricewaterhouse Coopers as an Incumbent           Mgmt          For                            For
       Statutory Auditor, for a 6-year period

O.10   Appoint Mr. M. Etienne Boris as a Supplying               Mgmt          For                            For
       Statutory Auditor, for a 6-year period

O.11   Authorize the Board Member to trade in the Company's      Mgmt          For                            For
       shares on the stock market, subject to the
       maximum purchase price: EUR 110.00, minimum
       sale price: EUR 30, maximum number of shares
       to be acquired: up to 3,432,867, maximum funds
       invested in the share buybacks: EUR 377,615,370.00;
       and, [Authority is given for 18-month period]

E.12   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       one or more transactions, to the employees
       and corporate officers of the Company, options
       giving the right either to subscribe for new
       shares in the Company to be issued through
       a share capital increase, or to purchase existing
       shares purchased by the company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       3.5 % of the share capital the present authorization
       is granted for a 38-month period

E.13   Authorize the Board Member to grant, for free,            Mgmt          For                            For
       on one or more occasions, existing or future
       shares, in favour of the employees or the corporate
       officers of the company and related Companies,
       they may not represent more than 3.5 % of the
       share capital; [Authority is given for a 38-month
       period]

E.14   Authorise the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and corporate officers of the company who are
       members of a Company Savings Plan; [Authority
       is given for a 26-month period]; and for a
       nominal amount that shall not exceed EUR 4,
       400,000,00

E.15   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10 % of the share capital over a 24-month
       period; [Authority is given for a 18-month
       period]

E.16   Amend the last paragraph of the Article Number            Mgmt          For                            For
       9 of the Bylaws, concerning the statements
       of threshold crossings

E.17   Amend Article Number 16 of the Bylaws regarding           Mgmt          For                            For
       the deliberations by the Board of Directors,
       by adding OU DE T L communication after the
       word vision conference

E.18   Amend Article Number 28 of the Bylaws                     Mgmt          For                            For

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 FINNAIR OYJ                                                                                 Agenda Number:  701399861
--------------------------------------------------------------------------------------------------------------------------
    Security:  X24877106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Nov-2007
        ISIN:  FI0009003230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Authorize the Board of Directors to decide on             Mgmt          For                            For
       the share issue against consideration




--------------------------------------------------------------------------------------------------------------------------
 FINNAIR OYJ                                                                                 Agenda Number:  701468731
--------------------------------------------------------------------------------------------------------------------------
    Security:  X24877106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  FI0009003230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.25 per share

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the number of Auditor(s)                          Mgmt          For                            For

1.6    Approve the remuneration of the Board Members             Mgmt          For                            For

1.7    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.8    Elect the Board                                           Mgmt          For                            For

1.9    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to decide on acquiring of             Mgmt          For                            For
       Company's own shares

3.     Authorize the Board to decide on disposal of              Mgmt          For                            For
       the Company's own shares

4.     Approve the Ownership Steering Department of              Mgmt          For                            For
       the Government Office represent the State proposal
       to appoint Shareholder's Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 FINNLINES OY, HELSINKI                                                                      Agenda Number:  701504498
--------------------------------------------------------------------------------------------------------------------------
    Security:  X24966107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  FI0009003644
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the action on profit or loss not to               Mgmt          For                            For
       pay a dividend

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of the Board Members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Authorize the Board to increase the share capital         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FINNLINES OY, HELSINKI                                                                      Agenda Number:  701562399
--------------------------------------------------------------------------------------------------------------------------
    Security:  X24966107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  FI0009003644
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the closing of the books, the Auditors'           Mgmt          For                            For
       report and income statement and balance sheet

2.     Approve the measures caused by result, as specified       Mgmt          For                            For

3.     Grant discharge for the Board Members and the             Mgmt          For                            For
       Managing Director

4.     Grant authority to increase the share capital             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST CAPITAL REALTY INC, TORONTO ON                                                        Agenda Number:  701562212
--------------------------------------------------------------------------------------------------------------------------
    Security:  31943B100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA31943B1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors as specified                          Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, as the Auditors            Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of the Auditors




--------------------------------------------------------------------------------------------------------------------------
 FIRST PAC LTD                                                                               Agenda Number:  701368400
--------------------------------------------------------------------------------------------------------------------------
    Security:  G34804107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  12-Oct-2007
        ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the acquisition by PT Salim Ivomas               Mgmt          For                            For
       Pratama ["SIMP"]: from First Durango Singapore
       Pte Limited ["First Durango"] and the Ashmore
       Funds of an aggregate of 500,095,000 ordinary
       shares of PT Perusahaan Perkebunan London Sumatra
       Indonesia Tbk ["PPLS"], representing approximately
       45.7% of the existing issued share capital
       of PPLS and approximately 36.6% of the enlarged
       issued share capital of PPLS assuming conversion
       of the USD 47 million of mandatory convertible
       notes due 2009 issued by PPLS [the "Notes"]
       referred to in this resolution; and from the
       Ashmore Funds, the Notes which are convertible
       into 269,343,500 newly issued PPLS ordinary
       shares [the "PPLS Shares"] representing approximately
       19.7% of the enlarged issued share capital
       of PPLS assuming conversion of the Notes in
       full, for an aggregate consideration of approximately
       Rp 5.0 trillion [equivalent to approximately
       USD 526.5 million or HKD 4.1 billion], which
       is equivalent to Rp6,500 [equivalent to approximately
       USD 0.68 or HKD 5.34] per PPLS Share [the "SIMP
       Acquisition"]

2.     Approve the acquisition by Indofood Agri Resources        Mgmt          For                            For
       Ltd.["Indo Agri"] from Mr. Eddy K. Sariaatmadja
       ["Mr. Sariaatmadja"] of an aggregate of 109,521,000
       PPLS Shares, representing approximately 8%
       of the enlarged issued share capital of PPLS
       assuming conversion of the Notes in full, at
       the price of Rp 6,500 [approximately USD 0.68
       or HKD 5.34] per PPLS Share, in consideration
       for the issue by Indo Agri of 98,082,830 new
       ordinary shares of Indo Agri to Mr. Sariaatmadja,
       representing approximately 6.8% of the total
       issued share capital of Indo Agri specified
       the issue of those shares, [the "Indo Agri
       Consideration Shares"] at the issue price of
       SGD 1.2758 [equivalent to approximately USD
       0.83 or HKD 6.46] per Indo Agri Consideration
       Share [the "Indo Agri Acquisition"]

3.     Approve on completion of the SIMP Acquisition             Mgmt          For                            For
       and the Indo Agri Acquisition, a tender offer
       for the remaining shares of PPLS [amounting
       to approximately 35.6% of the enlarged issued
       share capital of PPLS assuming conversion of
       the Notes in full] at the price of Rp 6,900
       [equivalent to approximately USD 0.73 or HKD
       5.67] per share of PPLS [the "Tender Offer"]

4.     Authorize: any Executive Director of the Company          Mgmt          For                            For
       to arrange for the execution of such documents
       in such manner as he may consider necessary
       or desirable and to do, or the Company and/or
       any subsidiary[ies] to do, whatever acts and
       things he may consider necessary or desirable
       or expedient for the purpose of, or in connection
       with, the implementation of the SIMP Acquisition,
       the Indo Agri Acquisition and the Tender Offer
       and/or any matter related thereto and to make
       or agree, or the Company and/or any subsidiary[ies]
       to make or agree, such amendments or variations
       thereto, and to grant, or the Company and/or
       any subsidiary[ies] to grant, any waivers of
       any conditions precedent or other provisions
       of such documents as any Executive Director
       of the Company in his discretion considers
       to be desirable and in the interests of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 FIRST PAC LTD                                                                               Agenda Number:  701567515
--------------------------------------------------------------------------------------------------------------------------
    Security:  G34804107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt audited accounts and the reports        Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a final cash dividend of HKD 5.00 cents           Mgmt          For                            For
       [U.S. 0.64 cent] and a special cash dividend
       of HK 3.00 cents [U.S. 0.38 cent] per ordinary
       share for the year ended 31 DEC 2007

3.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

4.i    Re-elect Mr. Napoleon L. Nazareno as the Non-Executive    Mgmt          For                            For
       Director of the Company for a fixed term of
       not more than 3 years, commencing on the date
       of this AGM and ending on the earlier of the
       date of the Company's AGM to be held in the
       calendar year 2011 or 03 JUN 2011 or the date
       on which Mr. Napoleon L. Nazareno retires by
       rotation pursuant to the Code on Corporate
       Governance Practices adopted by the Company
       [the Code] and/or the Bye-laws of the Company
       [Bye-laws]

4.ii   Re-elect Mr. Robert C. Nicholson as the Executive         Mgmt          For                            For
       Director of the Company for a fixed term of
       not more than 3 years, commencing on the date
       of this AGM and ending on the earlier of the
       date of the Company's AGM to be held in the
       calendar year 2011 or 03 JUN 2011 or the date
       on which Mr. Robert C. Nicholson retires by
       rotation pursuant to the Code on Corporate
       Governance Practices adopted by the Company
       [the Code] and/or the Bye-laws of the Company
       [Bye-laws]

4.iii  Re-elect Mr. Benny S. Santoso as the Non-Executive        Mgmt          For                            For
       Director of the Company for a fixed term of
       not more than 3 years, commencing on the date
       of this AGM and ending on the earlier of the
       date of the Company's AGM to be held in the
       calendar year 2011 or 03 JUN 2011 or the date
       on which Mr. Benny S. Santoso retires by rotation
       pursuant to the Code on Corporate Governance
       Practices adopted by the Company [the Code]
       and/or the Bye-laws of the Company [Bye-laws]

4.iv   Re-elect Ambassador Albert F. del Rosario as              Mgmt          For                            For
       the Non-Executive Director of the Company for
       a fixed term of not more than 3 years, commencing
       on the date of this AGM and ending on the earlier
       of the date of the Company's AGM to be held
       in the calendar year 2011 or 03 JUN 2011 or
       the date on which Ambassador Albert F. del
       Rosario retires by rotation pursuant to the
       Code on Corporate Governance Practices adopted
       by the Company [the Code] and/or the Bye-laws
       of the Company [Bye-laws]

4.v    Re-elect Mr. Graham L. Pickles as the Independent         Mgmt          For                            For
       Non-Executive Director of the Company for a
       fixed term of not more than 3 years, commencing
       on the date of this AGM and ending on the earlier
       of the date of the Company's AGM to be held
       in the calendar year 2011 or 03 JUN 2011 or
       the date on which Mr. Graham L. Pickles retires
       by rotation pursuant to the Code on Corporate
       Governance Practices adopted by the Company
       [the Code] and/or the Bye-laws of the Company
       [Bye-laws]

5.i    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Executive Directors remuneration pursuant to
       the Companys Bye law

5.II   Approve to fix the remuneration of the Non Executive      Mgmt          For                            For
       Directors at the Sum of USD 5,000 for each
       meeting attends in person or by telephone conference
       call, as shall be detemined by the Board from
       time to time

6.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to appoint additional Directors as an addition
       to the Board, but so that the maximum number
       of Directors so appointed by the Directors
       shall not in any case exceed the maximum number
       of Directors specified in the Company's Bye-laws
       from time to time and any person so appointed
       shall remain as a Director only until the next
       following AGM of the Company

7.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company],
       during the and after the relevant period, the
       aggregate nominal amount of share capital allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise], by the Directors of the Company,
       otherwise than pursuant to i) a rights issue,
       or ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company,
       or iii) the exercise of options granted under
       any share option scheme adopted by the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Bye-laws
       of the Company, shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required either
       by Law or by the Company's Bye-laws to be held]

8.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company,
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the shares
       may be listed, and which is recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange,
       in accordance with all applicable laws, including
       the Hong Kong Code on Share Repurchases and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [the Listing Rules], the aggregate nominal
       amount of share capital which may be purchased
       or agreed conditionally or unconditionally
       to be purchased by the Directors of the Company
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required either by Law or by
       the Company's Bye-laws to be held]

9.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       7 and 8, the aggregate nominal amount of the
       number of shares in the capital of the Company
       that shall have been repurchased by the Company
       after the date hereof pursuant to and in accordance
       with the Resolution 8 shall be added to the
       aggregate nominal amount of share capital that
       may be allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors of the Company pursuant to
       the general mandate to allot and issue shares
       granted to the Directors of the Company by
       the Resolution 7

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FIRST PAC LTD                                                                               Agenda Number:  701642212
--------------------------------------------------------------------------------------------------------------------------
    Security:  G34804107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  BMG348041077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Director of the Company, the continuing     Mgmt          For                            For
       connected transactions, the related revised
       estimated annual caps for the FYE 31 DEC 2008
       and 2009 and the related new annual caps assigned
       for the FYE 31 DEC 2010 relating to the consumer
       branded products business in respect of noodles
       carried on by the PT Indofood Sukses Makmur
       Tbk [Indofood] group of Companies as specified
       to do such further acts and things and execute
       further documents and take all such steps which
       in his opinion may be necessary, desirable
       or expedient to implement and/or give effect
       to the terms of any such transaction

2.     Authorize the Director of the Company, the termination    Mgmt          For                            For
       with immediate effect of the contract between
       PT Ciptakemas Abadi [CKA] and De United Food
       Industries Ltd [DUFIL] [transaction numbered
       [2] as specified] and the entering into of
       new contracts on substantially the same terms
       with the same parties for fixed terms expiring
       on 31 DEC 2010 between i) the food and ingredients
       division of Indofood [FID] and DUFIL [as specified];
       ii) PT Ciptakemas Abadi [CKA] and DUFIL [transaction
       numbered [2] as specified]; FID and Pinehill
       Arabian Food Ltd [Pinehill] [transaction numbered
       [4] as specified]; and CKA and Pinehill [transaction
       numbered [5] as specified] to do such further
       acts and things and execute further documents
       and take all such steps which in his opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       any such transaction

3.     Authorize the Director of the Company, the continuing     Mgmt          For                            For
       connected transactions, the related revised
       estimated annual caps for the FYE 31 DEC 2008
       and 2009 and the related new annual caps assigned
       for the FYE 31 DEC 2010 relating to the plantation
       business carried on by Indofood group of Companies
       as specified and each of the continuing connected
       transactions and the related new annual caps
       assigned for the FYE 31 DEC 2008, 2009 and
       2010 relating to the plantation business carried
       on by Indofood group of Companies as specified
       to do such further acts and things and execute
       further documents and take all such steps which
       in his opinion may be necessary, desirable
       or expedient to implement and/or give effect
       to the terms of any such transaction

4.     Authorize the Director of the Company, the potential      Mgmt          For                            For
       continuing connected transactions and the related
       new annual caps assigned for the FYE 31 DEC
       2008, 2009 and 2010 relating to the plantation
       business carried on by Indofood group of Companies
       [after the completion of the Proposed Subscription]
       as specified to do such further acts and things
       and execute further documents and take all
       such steps which in his opinion may be necessary,
       desirable or expedient to implement and/or
       give effect to the terms of any such transaction

5.     Approve the termination with immediate effect             Mgmt          For                            For
       of the contracts between i) PT Gunta Samba
       [GS] and PT Rimba Mutiara Kusuma [RMK] [as
       specified]; ii) PT Multi Pacific International
       [MPI] and RMK [transaction numbered [4] as
       specified]; iii) PT Sarana Inti Pratama [SAIN]
       and PT Mentari Subur Abadi [MSA] [transaction
       numbered [5] as specified]; iv) SAIN and PT
       Swadaya Bhakti Negaramas [SBN] [transaction
       numbered [6] as specified]; v) SAIN and PT
       Agrosubur Permai [ASP] [transaction numbered
       [7] as specified]; vi) SAIN and GS [transaction
       numbered [8] as specified]; vii) SAIN and MPI
       [transaction numbered [9] as specified]; viii)
       SAIN and MSA [transaction numbered [10] as
       specified; ix) SAIN and SBN [transaction numbered
       [11] as specified]; x) SAIN and ASP [transaction
       numbered [12] as specified ]; xi) SIMP and
       MSA/ASP [transaction numbered [13] as specified];
       xii) PT Salim Ivomas Pratama [SIMP] and SBN
       [transaction numbered [14] as specified]; xiii)
       SIMP and PT Mega Citra Perdana/MPI and GS [transaction
       numbered [15] as specified] and the entering
       into of new contracts on substantially the
       same terms with the same parties for fixed
       terms expiring on 31 DEC 2010 for the contracts
       in respect of transactions [1] to [15] as specified;
       authorize any of the Director of the Company
       to do such further acts and things and execute
       further documents and take all such steps which
       in his opinion may be necessary, desirable
       or give expedient to implement and/or give
       effect to the terms of any such transactions

6.     Approve, for the purposes of Rule 13.36[1][a][ii]         Mgmt          For                            For
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [Listing Rules], generally and unconditionally
       granted for Indofood Agri Resources Ltd [Indo
       Agri] to issue, allot and/or grant: i) shares
       in the capital of Indo Agri [Indo Agri Shares],
       and/or ii) securities convertible into Indo
       Agri Shares, and/or iii) options, warrants
       or similar rights to subscribe for any Indo
       Agri Shares or securities convertible into
       Indo Agri Shares, from time to time, in each
       case only to the extent permitted by the general
       mandate which was granted by the shareholders
       of Indo Agri by the ordinary resolution of
       the shareholders of Indo Agri passed on 28
       APR 2008, pursuant to and in accordance with
       the requirements of Rule 806 of the Singapore
       Exchange Securities Trading Limited Listing
       Manual




--------------------------------------------------------------------------------------------------------------------------
 FIRST QUANTUM MINERALS LTD                                                                  Agenda Number:  701558895
--------------------------------------------------------------------------------------------------------------------------
    Security:  335934105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  CA3359341052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Philip K. R. Pascall                            Mgmt          For                            For

1.2    Elect Mr. G. Clive Newall                                 Mgmt          For                            For

1.3    Elect Mr. Martin R. Rowley                                Mgmt          For                            For

1.4    Elect Mr. Rupert Pennant-Rea                              Mgmt          For                            For

1.5    Elect Mr. Andrew Adams                                    Mgmt          For                            For

1.6    Elect Mr. Peter St. George                                Mgmt          For                            For

1.7    Elect Mr. Michael Martineau                               Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 FIRSTSERVICE CORP                                                                           Agenda Number:  701612411
--------------------------------------------------------------------------------------------------------------------------
    Security:  33761N109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  CA33761N1096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint the PricewaterhouseCoopers LLP, Chartered         Mgmt          For                            For
       Accountants, as the Independent Auditors of
       the Corporation and authorize the Directors
       to fix their remuneration

2.1    Elect Mr. David R. Beatty as a Director                   Mgmt          For                            For

2.2    Elect Mr. Brendan Calder as a Director                    Mgmt          For                            For

2.3    Elect Mr. Peter F. Cohen as a Director                    Mgmt          For                            For

2.4    Elect Mr. Bernard I. Ghert as a Director                  Mgmt          For                            For

2.5    Elect Mr. Michael D. Harris as a Director                 Mgmt          For                            For

2.6    Elect Mr. Jay S. Hennick as a Director                    Mgmt          For                            For

2.7    Elect Mr. Steven S. Rogers as a Director                  Mgmt          For                            For

3.     Amend the Firstservice Stock Option Plan to               Mgmt          For                            For
       increase the maximum number of subordinate
       voting shares reserved for issuance pursuant
       to the exercise of stock options grnated therunder,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 FKI PLC, LOUGHBOROUGH                                                                       Agenda Number:  701573669
--------------------------------------------------------------------------------------------------------------------------
    Security:  G35280109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  GB0003294591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to give effect to the proposed Scheme             Mgmt          For                            For
       of Arrangement




--------------------------------------------------------------------------------------------------------------------------
 FKI PLC, LOUGHBOROUGH                                                                       Agenda Number:  701575396
--------------------------------------------------------------------------------------------------------------------------
    Security:  G35280109                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  GB0003294591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a scheme           Mgmt          For                            For
       of arrangement proposed to be made between
       FKI Plc [FKT] and the holders of Scheme Shares




--------------------------------------------------------------------------------------------------------------------------
 FLETCHER BUILDING LTD                                                                       Agenda Number:  701390623
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q3915B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Nov-2007
        ISIN:  NZFBUE0001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. P. Baines as a Director                      Mgmt          For                            For

2.     Re-elect Mr. D. Spring as a Director                      Mgmt          For                            For

3.     Re-elect Mr. K. Vautier as a Director                     Mgmt          For                            For

4.     Authorize the Directors to fix the fees of the            Mgmt          For                            For
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 FLIGHT CENTRE LTD                                                                           Agenda Number:  701379578
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q39175106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  AU000000FLT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Peter Morahan as a Non-Executive Director       Mgmt          For                            For
       of Flight Centre Limited as of 02 NOV 2007,
       nominated in accordance with Section 73 (1)
       (a) of the Flight Centre Limited Constitution

2.     Elect Mr. Gary Smith as a Non-Executive Director          Mgmt          For                            For
       of Flight Centre Limited as of 02 NOV 2007,
       nominated in accordance with Section 73 (1)
       (a) of the Flight Centre Limited Constitution

S.3    Adopt the Constitution marked Flight Centre               Mgmt          For                            For
       Limited Constitution ver NOV 07, as the Company's
       constitution in substitution for and to the
       exclusion of the current Articles of Association

4.     Adopt, the Section of the Directors report dealing        Mgmt          Against                        Against
       with the remuneration of the Directors, Company
       Secretary and Senior Executives [Remuneration
       Report]

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FLINT ENERGY SVCS LTD                                                                       Agenda Number:  701558352
--------------------------------------------------------------------------------------------------------------------------
    Security:  339457103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2008
        ISIN:  CA3394571036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors of the Corporation for the            Mgmt          For                            For
       ensuing year as specified

2.     Appoint KPMG LLP, Chartered Aaccountants, as              Mgmt          For                            For
       the Auditors of the Corporation for the ensuing
       year and authorize the Directors o fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 FLSMIDTH & CO. A/S                                                                          Agenda Number:  701521278
--------------------------------------------------------------------------------------------------------------------------
    Security:  K90242130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  DK0010234467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board and Management report on the            Mgmt          For                            For
       activities of the Company

2.     Receive the annual report                                 Mgmt          For                            For

3.     Approve the annual report and to decide on the            Mgmt          For                            For
       exemption of the Management and the Board of
       Directors from liability

4.     Approve the Board recommendations for the distribution    Mgmt          For                            For
       of profit

5.     Re-elect Messers. Jorgen Worning, Jens S. Stephensen,     Mgmt          For                            For
       Torkil Bentzen, Jesper Ovesen and Soren Vinther
       as the Members of the Board and elect Mr. Martin
       Ivert as a new Member of the Board

6.     Appoint Deloitte Statsautoriseret Revisionsaktieselskab   Mgmt          Against                        Against
       as the Auditors

7.a    Authorize the Company, until the next AGM, to             Mgmt          For                            For
       let the Company acquire own shares up to a
       total nominal value of 10% of the Company's
       share capital pursuant to the Section 48 of
       the Danish Public Companies Act; the consideration
       for the shares acquired shall not deviate more
       than 10% from the official price quoted on
       the OMX Nordic Exchange Copenhagen A/s at the
       time of acquisition

7.b    Approve the overall guidelines fixed by the               Mgmt          For                            For
       Board of Directors for incentive pay for the
       Members of the Management of FLSmidth & Company
       A.S. as specified; if the guidelines are approved
       by the AGM, approve to include the new Article
       14 in the Company's Articles of Association

7.c    Amend the Articles of Association as specified            Mgmt          For                            For

7.d    Authorize the Chairman of the meeting to report           Mgmt          For                            For
       the above resolutions adopted to the Danish
       Commerce Code and Companies Agency and to make
       corrections in the documents produced in connection
       with the said resolutions where this required
       by the Commerce and Companies Agency in order
       to have the information registered

7.e    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to disclose each Board Member's holding
       of shares in future annual reports; to ensure
       that any Board Members elected at the General
       Meeting who are not shareholders, acquire shares
       in the Company; not to propose candidates for
       election to the Board of Directors who are
       not shareholders in the Company and to disclose
       each Board candidate's shareholding in connection
       with elections




--------------------------------------------------------------------------------------------------------------------------
 FLUGHAFEN WIEN AG, WIEN                                                                     Agenda Number:  701517015
--------------------------------------------------------------------------------------------------------------------------
    Security:  A2048U102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  AT0000911805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

1.     Approve the presentation of the annual report,            Mgmt          For                            For
       reporting of the management Board and Supervisory
       Board for the financial year 2007

2.     Approve the allocation of the net income of               Mgmt          For                            For
       the financial year 2007

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board during the financial
       year 2007

4.     Approve the statuary allowance of the Supervisory         Mgmt          For                            For
       Board for 2007

5.     Elect the Supervisory Board                               Mgmt          For                            For

6.     Elect the Auditors for 2008                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FLUGHAFEN ZUERICH AG, KLOTEN                                                                Agenda Number:  701509638
--------------------------------------------------------------------------------------------------------------------------
    Security:  H26552101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  CH0010567961
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438516, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the business report with the annual               Non-Voting
       statements and the annual accounts for the
       YE 31 DEC 2007

2.     Receive the Auditing agency and the Group Auditors        Non-Voting
       report

3.     Approve the business report with the annual               Mgmt          Abstain                        Against
       statements and the annual accounts for the
       year 2007

4.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board

5.     Approve the distribution of profit                        Mgmt          For                            For

6.1    Re-elect Mr. Martin Candrian as a Member of               Mgmt          For                            For
       the Supervisory Board

6.2    Re-elect Dr. Elmar Ledergerber as a Member of             Mgmt          For                            For
       the Supervisory Board

6.3    Re-elect Dr. Kaspar Schiller as a Member of               Mgmt          For                            For
       the of the Supervisory Board

6.4    Re-elect Mr. Andreas Schmid as a Member of the            Mgmt          For                            For
       of the Supervisory Board

6.5    Elect Mr. Ulrik Svensson as a Member of the               Mgmt          For                            For
       of the Supervisory Board

7.     Elect the Auditing agency and the Group Auditor           Mgmt          For                            For
       for the year 2008: KPMG AG

8.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORBO HOLDING AG (VORM. FORBO AG), BAAR                                                     Agenda Number:  701513132
--------------------------------------------------------------------------------------------------------------------------
    Security:  H26865214                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  CH0003541510
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438761, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the accounts of the Group for the business
       year 2007, as well as acceptance of the reports
       of the Auditors and the Group Auditor

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Management

3.1    Approve that the balance sheet profit be allocated        Mgmt          For                            For
       as follows: annual profit 2007: CHF 37,591,759;
       profit carried forward: CHF 15,535,818; balance
       sheet profit available to the general meeting:
       CHF 53,127,577; balance carried: CHF 53,127,577

3.2.1  Approve that the ordinary share capital of the            Mgmt          For                            For
       Company of CHF 37,984,128 be reduced by CHF
       27,131,520 to CHF 10,852,608 by way of reduction
       of the par value of the shares of CHF 14 to
       CHF 4 per share and the amount of the reduction
       from CHF 10 per share be used for distribution
       to the shareholders

3.2.2  Approve, as a result of the audit report of               Mgmt          For                            For
       the accredited audit experts, PricewaterhouseCoopers
       AG and in accordance with Article 732 Paragraph
       2 of the Swiss Code of Obligations ["CO"] that
       the claims of creditors will remain fully covered
       even after the stated reduction of the share
       capital

3.2.3  Amend, upon completion of the capital reduction,          Mgmt          For                            For
       Clause 3 Paragraph 1 and Clause 6 Paragraph
       1 of the Articles of Association as specified

3.2.4  Authorize the Board of Directors to act on the            Mgmt          For                            For
       resolutions passed by the AGM, in particular
       to publish the resolutions three times in the
       Swiss Official Commercial Gazette [Schweizerisches
       Handelsamtsblatt] in accordance with Article
       733 CO and to make the appropriate application
       to the Commercial Register following completion
       of the reduction

4.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       the own shares up to a maximum of 10 % of the
       capital registered in the Commercial Register
       over a period of three years through a second
       trading line on the SWX Swiss Exchange; these
       shares are ultimately destined to be destroyed
       and therefore do not fall under the 10 % threshold
       for own shares within the meaning of Article
       659 of the Swiss Code of Obligations; and amend
       the Articles of Association [Reduction of Share
       Capital] accordingly

5.     Amend Article 19 of the Articles of Association           Mgmt          For                            For
       as specified

6.1    Re-elect Mr. E. Schneider as a Member of the              Mgmt          For                            For
       Board of Directors for a further period of
       3 years

6.2    Re-elect Dr. Peter Altorfer as a Member of the            Mgmt          For                            For
       Board of Directors for a further period of
       three years

7.     Approve to extend the mandate of PricewaterhouseCoopers   Mgmt          For                            For
       AG as the Auditor for a further year




--------------------------------------------------------------------------------------------------------------------------
 FORTH PORTS PLC                                                                             Agenda Number:  701516455
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3639M107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  GB0003473104
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Declare a final dividend of 31.95p per ordinary           Mgmt          For                            For
       share in the capital of the Company

3.     Re-elect Mr. W.W. Murray as a Director                    Mgmt          For                            For

4.     Re-elect Mr. D.D.S. Robertson as a Director               Mgmt          For                            For

5.     Re-elect Mr. D.H. Richardson as a Director                Mgmt          For                            For

6.     Re-appoint Mr. J. L.Tuckey as a Director                  Mgmt          For                            For

7.     Receive the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to agree their remuneration

9.     Authorize the Directors, for the purpose of               Mgmt          For                            For
       Article 5 of the Articles of Association of
       the Company, to allot relevant securities [Section
       80 of the Companies Act 1985], up to an aggregate
       nominal amount of GBP 6.2 million [the Section
       80 amount]; [Authority expires on the date
       of the next AGM of the Company after the passing
       of this resolution or on 28 JUL 2009 which
       ever is the earlier ('the Prescribed Period')];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuant
       to any offer or agreement made by the Company
       during the prescribed period which would or
       might require relevant securities to be allotted
       after the expiry of the prescribed period

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 above, for the purposes of
       Article 5 of the Articles of Association of
       the Company, pursuant to Section 95 of the
       Companies Act 1985, to allot equity securities
       [Section 94 of the said Act] for cash pursuant
       to the authority conferred by Resolution 9
       as if sub-section [1] of Section 89(1) of the
       said Act, provided that this power is limited
       to the allotment of equity securities: i) in
       connection with a rights issue [Article 5];
       and ii) and/or transfer of shares out of treasury
       purchase pursuant to Resolution 11 up to an
       aggregate nominal amount of GBP 1.14 million
       [Section 89 amount]; [Authority expires on
       the date of the next AGM of the Company after
       the passing of this resolution or 28 JUL 2009
       which ever is earlier ('the Prescribed Period')];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made by the Company
       during the prescribed period which would or
       might require relevant securities to be allotted
       after the expiry if the prescribed period

S.11   Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the Companies Act 1985
       [the Act], to make one or more market purchases
       [Section 163(3) of the Act] on the London Stock
       Exchange of ordinary shares of 50p each in
       the capital of the Company [ordinary shares]
       upon and subject to the following conditions:
       i) the maximum number of such ordinary shares
       to be purchased is 6.846 million shares [ representing
       15% of the Company's issued share capital];
       and ii)the minimum price which may paid by
       the Company for each ordinary share is 50 pence
       [exclusive of any tax and expenses]; and iii)
       the maximum price [exclusive of any tax and
       expenses] which may be paid by the Company
       for an ordinary share is an amount not more
       than 5% above the average middle market values
       for an ordinary shares taken from the London
       Stock Exchange Daily Official List, for the
       5 business days immediately preceding the day
       on which the ordinary share is purchased; [Authority
       expire on the date of the next AGM of the Company
       after the date passing of this resolution or
       on 28 JUL 2009, which ever shall be the earlier];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry; any ordinary shares purchased
       shall be cancelled or if the Directors so determine
       and subject to the provisions of the Companies
       [Acquisition of Own Shares] [Treasury Shares]
       Regulations 2003 and any applicable regulations
       of the United Kingdom Listing authority to
       be held as treasury shares




--------------------------------------------------------------------------------------------------------------------------
 FORTIS INC                                                                                  Agenda Number:  701539908
--------------------------------------------------------------------------------------------------------------------------
    Security:  349553107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  CA3495531079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors, as specified                         Mgmt          For                            For

2.     Appoint the Auditors, as specified and authorize          Mgmt          For                            For
       the Directors to fix the Auditors' remuneration




--------------------------------------------------------------------------------------------------------------------------
 FORZANI GROUP LTD                                                                           Agenda Number:  701588177
--------------------------------------------------------------------------------------------------------------------------
    Security:  349907105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  CA3499071056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. A.W.A. Bellstedt, Q.C as a Director             Mgmt          For                            For

1.2    Elect Mr. Roman Doroniuk, C.A. as a Director              Mgmt          For                            For

1.3    Elect Mr. Henri Drouin as a Director                      Mgmt          For                            For

1.4    Elect Mr. John M. Forzani as a Director                   Mgmt          For                            For

1.5    Elect Mr. William D. Grace, F.C.A. as a Director          Mgmt          For                            For

1.6    Elect Mr. Jay A.J. Peters as a Director                   Mgmt          For                            For

1.7    Elect Mr. Robert Sartor as a Director                     Mgmt          For                            For

1.8    Elect Mr. Paul S. Walters as a Director                   Mgmt          For                            For

2.     Re-appoint Ernst & Young LLP, Chartered Accountants,      Mgmt          For                            For
       as the Auditors of the Corporation for ensuring
       year and authorize the Directors to fix their
       remuneration as such

3.     Approve and ratify the amendment and restatement          Mgmt          For                            For
       and the continued existence of the Corporation's
       Shareholder Rights Plan, as specified




--------------------------------------------------------------------------------------------------------------------------
 FOUNTAIN SET (HOLDINGS) LTD                                                                 Agenda Number:  701437457
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y26213101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  HK0420001817
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements,     Mgmt          For                            For
       the Director's report and the Independent Auditors'
       report for the YE 31 AUG 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Yen Gordon as a Director                     Mgmt          Against                        Against

3.B    Re-elect Mr. Wong Kwong Chi as a Director                 Mgmt          For                            For

3.C    Re-elect Mr. Chow Wing Kin, Anthony as a Director         Mgmt          For                            For

3.D    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period [as specified], on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other Stock Exchange on
       which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the stock exchange for this
       purpose, subject to and in accordance with
       all applicable laws and requirements of the
       Rules Governing the Listing of Securities on
       the stock exchange or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

5.B    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], which
       would or might require shares to be allotted
       during and after the relevant period, not exceeding
       the aggregate 20% of the aggregate nominal
       amount of the share capital of the Company,
       otherwise than pursuant to a) a rights issue;
       or b) an issue of shares upon the exercise
       of subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantees as specified
       in such scheme or similar arrangement of shares
       or rights to acquire shares of the Company;
       or c) any issue of shares pursuant to the exercise
       of rights to subscribe or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the part of the dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required to be held by law]

5.C    Approve, pursuant to Resolution 5.B, the general          Mgmt          For                            For
       mandate granted to the Directors of the Company,
       to allot, issue and deal with any additional
       shares of the Company, to extend by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital repurchased
       by the Company, under the authority granted
       pursuant to Resolution 5.A, provided that such
       extended amount does not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company, in issue at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 FOXCONN INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701405688
--------------------------------------------------------------------------------------------------------------------------
    Security:  G36550104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Nov-2007
        ISIN:  KYG365501041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework materials and components
       supply agreement [the Supplemental Purchase
       Agreement] dated 24 OCT 2007 entered into among
       the Company, Hon Hai Precision Industry Company
       Limited [Hon Hai], Innolux Display Corporation
       [Innolux] and Foxconn Technology Company Limited
       [Foxconn Technology] in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the framework materials and components
       supply agreement entered into among the Company,
       Hon Hai, Innolux and Foxconn Technology on
       19 JAN 2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Purchase Agreement [the Purchase Transaction]
       in all respects; the annual caps as specified
       in respect of the Purchase Transaction for
       the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Supplemental Purchase Agreement and/or
       the Purchase Transaction

2.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to framework product sales agreement
       [the Supplemental Product Sales Agreement]
       dated 24 OCT 2007 entered into among the Company,
       Hon Hai and Innolux; the transactions from
       01 JAN 2008 to 31 DEC 2010 [the Product Sales
       Transaction] contemplated under the framework
       product sales agreement entered into among
       the Company, Hon Hai and Innolux on 18 JAN
       2005 [as amended by a supplemental agreement
       dated 28 FEB 2006 entered into among the same
       parties] and to be further amended by the Supplemental
       Product Sales Agreement; the annual caps as
       specified in respect of the Product Sales Transaction
       for the three years ending 31 DEC 2010; and
       authorize any 1Director of the Company, or
       any 2 Directors of the Company if affixation
       of the Company's common seal is necessary,
       to execute all such other documents, instruments
       or agreements and to do all such acts or things
       which he may in his discretion consider necessary
       or incidental in connection with the matters
       contemplated under the Supplemental Product
       Sales Agreement and/or the Product Sales Transaction

3.     Approve the terms of the second supplemental              Mgmt          For                            For
       agreement to general services agreement [the
       Supplemental General Services Expense Agreement]
       dated 24 OCT 2007 entered into between the
       Company and Hon Hai in all respects; the transactions
       from 01 JAN 2008 to 31 DEC 2010 contemplated
       under the general services agreement entered
       into between the Company and Hon Hai on 18
       JAN 2005 [as amended by a supplemental agreement
       dated 12 JAN 2006 between the same parties]
       and to be further amended by the Supplemental
       General Services Expense Agreement [the General
       Services Expense Transaction]; the annual caps
       as specified in respect of the General Services
       Expense Transaction for the three years ending
       31 DEC 2010; and authorize any 1 Director of
       the Company, or any 2 Directors of the Company
       if affixation of the Company's common seal
       is necessary, to execute all such other documents,
       instruments or agreements and to do all such
       acts or things which he may in his discretion
       consider necessary or incidental in connection
       with the matters contemplated under the Supplemental
       General Services Expense Agreement and/or the
       General Services Expense Transaction

4.     Approve the terms of and the transactions [the            Mgmt          For                            For
       Consolidated Services and Sub-contracting Expense
       Transaction] contemplated under the framework
       consolidated services and sub-contracting agreement
       dated 24 October 2007 [the Consolidated Services
       and Sub-contracting Expense Agreement] entered
       into among the Company, Hon Hai, PCE Industry
       Inc and Sutech Industry Inc; the annual caps
       as specified in respect of the Consolidated
       Services and Sub-contracting Expense Transaction
       for the 3 years ending 31 DEC 2010; and authorize
       any 1 Director of the Company, or any 2 Directors
       of the Company if affixation of the Company's
       common seal is necessary, to execute all such
       other documents, instruments or agreements
       and to do all such acts or things which he
       may in his discretion consider necessary or
       incidental in connection with the matters contemplated
       under the Consolidated Services and Sub-contracting
       Expense Agreement and/or the Consolidated Services
       and Sub-contracting Expense Transaction




--------------------------------------------------------------------------------------------------------------------------
 FP CORPORATION                                                                              Agenda Number:  701633605
--------------------------------------------------------------------------------------------------------------------------
    Security:  J13671102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3167000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 FRED.OLSEN ENERGY ASA, OSLO                                                                 Agenda Number:  701578253
--------------------------------------------------------------------------------------------------------------------------
    Security:  R25663106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  NO0003089005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board,          Mgmt          For                            For
       Ms. Anette S. Olsen

2.     Elect the Chairman for the meeting and 1 shareholder      Mgmt          For                            For
       to sign the minutes together with the Chairman
       and agenda

3.     Receive the Director's report and the annual              Mgmt          For                            For
       accounts for 2007 for Fred Olsen energy parent
       Company and consolidated

4.     Approve the distribution of dividend                      Mgmt          For                            For

5.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

6.     Authorize the Board of Directors to purchase              Mgmt          Against                        Against
       the Company's own shares

7.     Receive the statement by the Board of Directors           Mgmt          For                            For
       on the remuneration of the Senior Management

8.     Approve the stipulation of the Board of Director's        Mgmt          For                            For
       fee

9.     Approve the stipulation of the Auditor's fee              Mgmt          For                            For

10.    Elect the Board of Directors                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUBON BANK (HONG KONG) LTD                                                                  Agenda Number:  701541890
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2652P104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  HK0636030667
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and Auditors for the YE 31
       DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Robert James Kenrick as a Director           Mgmt          For                            For

3.B    Re-elect Mr. Ming-Hsing [Richard] Tsai as a               Mgmt          Against                        Against
       Director

3.C    Re-elect Mr. Jin-Yi Lee as a Director                     Mgmt          Against                        Against

3.D    Re-elect Mr. David Chang Kuo-Chun as a Director           Mgmt          Against                        Against

4.     Re-appoint KPMG as the Auditors of the Bank               Mgmt          For                            For

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares in the capital of
       the Bank and make or grant offers, agreements
       and options during and after the end of relevant
       period, and the aggregate nominal amount of
       the share capital to be allotted or issued
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to i) a rights issue
       [ as specified] or ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to officers and/ or
       employees of the Bank any of its subsidiaries
       of shares or rights to acquire shares of the
       Bank; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Bank in lieu of the whole or
       part of a dividend payable in respect of shares
       of the Bank in accordance with the Articles
       of Association of the Bank; or iv) any specific
       authority, shall not exceed the sum of 20%
       of the aggregate nominal amount of the share
       capital of the Bank in issue as at the date
       hereof and [if the Directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank] the aggregate nominal amount of
       share capital of the Bank repurchased by the
       Bank since the granting of the general mandate
       [up to a maximum number of shares as will represent
       10% of the issued share capital of the Bank]
       as at that date hereof; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Bank or the expiration of the period
       within which the next AGM of the Bank is required
       by the Companies Ordinance to be held]

6.     Authorize the Directors to repurchase issued              Mgmt          For                            For
       shares in the capital of the Bank during the
       relevant period, on the Stock Exchange of the
       Bank or any other stock exchange on which the
       shares of the Company have been or may be listed
       and recognized by the Securities and Futures
       Commission under the Hong Kong Code and the
       Stock Exchange for such purposes, pursuant
       to this Resolution 6 the aggregate nominal
       amount of share capital repurchased by the
       Bank not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Bank;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM of
       the Bank is required by the Companies Ordinance
       to be held]

7.     Authorize the Directors of the Bank to exercise           Mgmt          For                            For
       the powers of the Bank referred to in the resolution
       5 as specified




--------------------------------------------------------------------------------------------------------------------------
 FUCHS PETROLUB AG, MANNHEIM                                                                 Agenda Number:  701515073
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27462130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  DE0005790406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 15 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 81,423,135.34 as follows: payment
       of a dividend of EUR 1.44 per ordinary share
       and EUR 1.50 per preferred share; EUR 44,426,334.28
       shall be carried forward; ex-dividend and payable
       date: 07 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares; the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 05 NOV 2009; the Board of Managing
       Directors shall be authorized to retire the
       shares

6.     Election of Dr. Erhard Schipporeit to the Supervisory     Mgmt          For                            For
       Board

7.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Mannheim




--------------------------------------------------------------------------------------------------------------------------
 FUCHS PETROLUB AG, MANNHEIM                                                                 Agenda Number:  701515085
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27462122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  DE0005790430
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 15 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 81,423,135.34 as follows: payment
       of a dividend of EUR 1.44 per ordinary share
       and EUR 1.50 per preferred share EUR 44,426,334.28
       shall be carried forward ex-dividend and payable
       date: 07 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the Acts of the Supervisory               Non-Voting
       Board

5.     Renewal of the authorization to acquire own               Non-Voting
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       05 NOV 2009; the Board of Managing Directors
       shall be authorized to retire the shares

6.     Election of Dr. Erhard Schipporeit to the Supervisory     Non-Voting
       Board

7.     Appointment of Auditors for the 2008 FY: KPMG             Non-Voting
       Deutsche Treuhand-Gesellschaft AG, Mannheim




--------------------------------------------------------------------------------------------------------------------------
 FUGRO NV (FORMERLY FUGRO-MCCLELLAND NV), LEIDSCHENDAM                                       Agenda Number:  701541509
--------------------------------------------------------------------------------------------------------------------------
    Security:  N3385Q197                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  NL0000352565
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 07 MAY 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the meeting                                    Non-Voting

2.     Receive the report of the Board of Management             Mgmt          Abstain                        Against
       and the Supervisory Board for the year 2007

3.     Adopt the 2007 annual accounts                            Mgmt          For                            For

4.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Management for their Management

5.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for their Supervision

6.a    Approve the policy on reserves and dividend               Mgmt          Abstain                        Against

6.b    Approve the appropriation of the 2007 profits             Mgmt          For                            For

7.     Re-appoint a Member of the Board of Management            Mgmt          For                            For

8.a    Approve the remuneration Board of Management              Mgmt          For                            For
       remuneration policy

8.b    Approve the Stock Option Scheme                           Mgmt          For                            For

9.     Authorize the Board of Management to purchase             Mgmt          For                            For
       [certificates of] shares in the Company

10.a   Authorize the Board of Management to issue and/or         Mgmt          For                            For
       grant rights to acquire shares

10.b   Authorize the Board of Management to restrict             Mgmt          Against                        Against
       and/or exclude pre-emption rights

11.    Any other business                                        Non-Voting

12.    Closing of the meeting                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FUJI CO.,LTD.                                                                               Agenda Number:  701574887
--------------------------------------------------------------------------------------------------------------------------
    Security:  J13986104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3807400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJI OIL CO.,LTD.                                                                           Agenda Number:  701621460
--------------------------------------------------------------------------------------------------------------------------
    Security:  J14994107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3816400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 FUJI SEAL INTERNATIONAL,INC.                                                                Agenda Number:  701622765
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15183106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3813800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJI SOFT INCORPORATED                                                                      Agenda Number:  701603727
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1528D102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3816600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Details of Compensation as Stock Options          Mgmt          Against                        Against
       for Directors

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Grant Condolence Allowance to the late Corporate          Mgmt          For                            For
       Auditor

6.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 FUJITEC CO.,LTD.                                                                            Agenda Number:  701622107
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15414113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3818800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJITSU BUSINESS SYSTEMS LTD.                                                               Agenda Number:  701620824
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15582109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3818600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUJITSU GENERAL LIMITED                                                                     Agenda Number:  701610873
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15624109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3818400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 FUKUDA CORPORATION                                                                          Agenda Number:  701486436
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15897101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3805600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUKUYAMA TRANSPORTING CO.,LTD.                                                              Agenda Number:  701638364
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16212136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3806800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUNAI ELECTRIC CO.,LTD.                                                                     Agenda Number:  701616178
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16307100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3825850005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Allow Executive Officers Entrusted by Board               Mgmt          For                            For
       to Authorize Use of Stock Option  Plan




--------------------------------------------------------------------------------------------------------------------------
 FURUKAWA CO.,LTD.                                                                           Agenda Number:  701622272
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16422131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3826800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FURUKAWA-SKY ALUMINUM CORP.                                                                 Agenda Number:  701622020
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1746Z109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3826900007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          Against                        Against

2.11   Appoint a Director                                        Mgmt          Against                        Against

2.12   Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 FUTABA CORPORATION                                                                          Agenda Number:  701623856
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16758112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3824400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 FUTABA INDUSTRIAL CO.,LTD.                                                                  Agenda Number:  701630887
--------------------------------------------------------------------------------------------------------------------------
    Security:  J16800104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3824000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

2.5    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUTURIS CORP LTD                                                                            Agenda Number:  701374061
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q39718103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Oct-2007
        ISIN:  AU000000FCL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report and             Non-Voting
       the reports of the Directors and the Auditor,
       respectively, for the YE 30 JUN 2007

2.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 30 JUN 2007

3.1    Re-elect Mr. Stephen Gerlach as a Director of             Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.2    Re-elect Mr. Raymond G. Grigg as a Director               Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Rule 8.1.5(b) of the Constitution of the
       Company

3.3    Elect Mr. Ian MacDonald as a Director of the              Mgmt          For                            For
       Company, Who retires in accordance with Rule
       8.1.5[a] of the Constitution of the Company

4.     Approve, for the purposes of Listing Rule 7.2             Mgmt          For                            For
       of the Listing Rules of the ASX, the issue
       of options under Employee Incentive Scheme
       as an exception to Listing Rule 7.1, for a
       period of 3 years, commencing on the date this
       resolution is passed

5.     Approve the issue to Chief Executive Officer              Mgmt          For                            For
       of the Company, Mr. L.P. Wozniczka, of 3 million
       options [in 2 equal tranches of AUD 1.5 million]
       to subscribe for fully paid ordinary shares
       in the capital of the Company on the specified
       terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 FYFFES PLC (FORMERLY FII-FYFFES PLC)                                                        Agenda Number:  701509145
--------------------------------------------------------------------------------------------------------------------------
    Security:  G34244106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  IE0003295239
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditor and the accounts

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. D.V. McCann                                  Mgmt          For                            For

3.B    Re-elect Mr. J.D. McCourt                                 Mgmt          For                            For

3.C    Re-elect Mr. J.M. O Dwyer                                 Mgmt          For                            For

4.     Authorize the Directors to fix the Auditor's              Mgmt          Against                        Against
       remuneration

5.     Authorize the Directors to allot relevant securities      Mgmt          For                            For

6.A    Approve to dis-apply the statutory pre-emption            Mgmt          For                            For
       rights in certain circumstances

6.B    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

6.C    Grant authoirty to re-issue price range of treasury       Mgmt          For                            For
       shares

6.D    Amend the Articles to provide for electronic              Mgmt          For                            For
       communications




--------------------------------------------------------------------------------------------------------------------------
 GAGFAH S.A.                                                                                 Agenda Number:  701530102
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV09716                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  LU0269583422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING.THANK             Non-Voting
       YOU

A.1    Receive the Statutory Management report and               Mgmt          Abstain                        Against
       the consolidated Management report for the
       FYE 31 DEC 2007

A.2    Receive the reports by the Auditors of the Company        Mgmt          Abstain                        Against
       in respect of the statutory financial statements
       of the Company and in respect of the consolidated
       financial statements of the Company and its
       group, for the FYE 31 DEC 2007

A.3    Approve the Board of Directors that the statutory         Mgmt          For                            For
       financial statements of the Company for the
       FYE 31 DEC 2007

A.4    Approve the Board of Directors that the consolidated      Mgmt          For                            For
       financial statements of the Company and its
       group, for the FYE 31 DEC 2007

A.5    Approve the concerning the allocation of the              Mgmt          For                            For
       results of the Company for the FYE 31 DEC 2007
       and distributions; an amount equal to 5% of
       the net profits of the Company for the year
       2007 is to be allocated to the legal reserve
       of the Company until such legal reserve reaches
       10% of the issued share capital of the Company,
       and that the shareholders, after allocation
       to the legal reserve, the distribution of dividends
       for the year ended 31 DEC 2007, which includes
       i) the amount of EUR 45,107,638.40 which was
       distributed as interim dividend [EUR 0.20 per
       share] on 16 NOV 2007 [as 2007 third quarter
       dividend for the holders of record on 15 NOV
       2007] and ii) the amount of EUR 45,120,289
       which was distributed as interim dividend [EUR
       0.20 per share] on 27 MAR 2008 [as 2007 fourth
       quarter dividend for the holders of record
       on 20 MAR 2008, out of the net profits for
       the YE 31 DEC 2007 and available share premium
       and reserves of the Company

A.6    Approve the Board of Directors that the shareholders      Mgmt          For                            For
       to grant discharge to all the Directors of
       the Company who have been in office during
       the FYE 31 DEC 2007

A.7    Authorize the Company, or any wholly-owned subsidiary,    Mgmt          Against                        Against
       to from time to time purchase, acquire or receive
       shares in the Company up to 10% of the issued
       share capital from time to time, over the stock
       exchange or in privately negotiated transactions
       or otherwise, and in the case of acquisitions
       for value, at a purchase price being i) no
       less than 50 % of the lowest stock price and
       ii) no more than 50 % above the highest stock
       price, in each case over the 30 trading days
       preceding a) the date of the purchase in case
       of private or stock exchange transactions [other
       than tender offers] and b) in case of a tender
       offer, the date of the opening of the tender
       offer, and on such terms as shall be determined
       by the Board of Directors of the Company, provided
       such purchase is in conformity with Article
       49-2 of the Luxembourg law of 10 AUG 1915 and
       with applicable laws and regulations, such
       [authorization being granted for a period of
       18 months]

A.8    Authorize the Company to use electronic means             Mgmt          For                            For
       for the distribution of all shareholder communications,
       including its shareholder meeting and proxy
       materials and annual reports as is permitted
       by applicable Laws or Regulations

E.1    Approve to Decision to reduce the issued share            Mgmt          For                            For
       capital of the Company by a maximum amount
       of EUR 28,250,000 by the repurchase and cancellation
       of a maximum of 22,600,000 shares from existing
       shareholders by 1 or more tender offers as
       determined by the Board of Directors during
       a period ending 9 months after the date of
       the EGM at a price to be determined by the
       Board of Directors provided that such price
       shall be no higher than fifty per cent above
       the highest stock price over the thirty trading
       days preceding the date of the opening of the
       tender offer and on such terms as the Board
       may determine; authorize the Board of Directors
       to determine the conditions of the purchase
       of shares, to implement the share purchases,
       cancellation of shares and reduction of share
       capital, determine the final amount of the
       share capital reduction and number of shares
       repurchased and cancelled within the maximum
       decided by the general meeting of shareholders,
       proceed to the payment of the repurchase price,
       cause the share capital reduction and cancellation
       of shares and the consequential amendment of
       the Articles of Incorporation to be recorded
       by way of notarial deed, and generally to take
       any steps, actions or formalities as appropriate
       or useful to implement this decision of the
       general shareholders' meeting, and to reduce
       the share capital by a maximum amount of EUR
       28,250,000 by 1 or more tender offers and to
       implement such share capital reduction up to
       the maximum amount determined by the general
       meeting as set forth in the agenda




--------------------------------------------------------------------------------------------------------------------------
 GALAXY ENTERTAINMENT GROUP LTD                                                              Agenda Number:  701400145
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2679D118                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Nov-2007
        ISIN:  HK0027032686
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: a) to increase the authorized share              Mgmt          For                            For
       capital of the Company from HKD 688,800,000
       to HKD 900,000,000 by the creation of an additional
       2,112,000,000 shares of HKD 0.10 each, which
       new shares shall rank pari passu in all respects
       with the existing shares in the capital of
       the Company; b) each of i) the Subscription
       Agreement (the "Subscription Agreement") dated
       08 OCT 2007 between the Company, ENB LUX 1
       S.a.r.l, ENB LUX 2 S.a.r.l and Permira IV L.P.1
       for the subscription by, ENB LUX 1 S.a.r.l
       and ENB LUX 2 S.a.r.l of in aggregate 323,384,000
       new shares in the Company; ii) the Investors'
       Rights Agreement (the "Investors' Rights Agreement")
       dated 08 OCT2007 between the Company, ENB LUX
       1 S.a.r.l, Permira IV L.P.1, City Lion Profits
       Corp Super Focus Company Limited, Mark Liaison
       Limited, Premium Capital Profits Limited, Dr.
       Che-woo Lui, Recurrent Profits Limited, Mr.
       Francis Lui Yiu Tung and Ms. Paddy Tang Lui
       Wai Yu concerning ENB LUX 1 S.a.r.l's right
       to appoint the Directors to the Board of the
       Company, amongst other things; iii) ratify
       the FRN Conversion and Repayment Agreement
       (the "FRN Agreement") dated 08 OCT 2007 between
       the Company, City Lion Profits Corp and Recurrent
       Profits Limited in relation to the conversion
       and repayment of the "Class B" Variable Rate
       Unsecured Loan Notes in aggregate principal
       amount of HKD 2,371,805,067 issued by the Company
       on 22JUL 2005 (as subsequently amended on 14
       JAN 2006) and payable on 30 SEP 2008; and authorize
       the Directors of the Company to implement all
       the transactions referred to in those agreements
       and to do all such acts and things and execute
       all such documents as might in the opinion
       of the Directors be desirable or necessary
       to give effect to those agreements and the
       arrangements contemplated thereunder including
       but not limited to the issue of the Subscription
       Shares referred to in the Subscription Agreement
       and the Conversion Shares referred to in the
       FRN Agreement; and c) without prejudice to
       the generality of Para (b) of this resolution,
       to issue any shares that may fall to be issued
       under the Anti-Dilution Rights granted in the
       Subscription Agreement up to a maximum number
       of 510,358,272 shares under authority of the
       general mandate to issue shares granted to
       the Directors at the AGM of the Company held
       on 26 JUN 2007

2.     Appoint Mr. Martin Clarke as a Director of the            Mgmt          Against                        Against
       Company with effect from completion as specified
       in the Subscription Agreement between the Company,
       ENB LUX 1 S.a.r.l, ENB LUX 2 S.a.r.l and Permira
       IV L.P.1 for the subscription by ENB LUX 1
       S.a.r.l and ENB LUX 2 S.a.r.l of new shares
       in the Company

3.     Appoint Mr. Guido Paolo Gamucci as a Director             Mgmt          Against                        Against
       of the Company with effect from Completion
       as specified in the Subscription Agreement
       between the Company, ENB LUX 1 S.a.r.l, ENB
       LUX 2 S.a.r.l and Permira IV L.P.1 for the
       subscription by ENB LUX 1 S.a.r.l and ENB LUX
       2 S.a.r.l of new shares in the Company

4.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such powers either
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company; the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum of 330,179,136
       shares being 10% of the share capital of the
       Company in issue, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) the exercise of any
       option under the Company's share option schemes
       or similar arrangement for the time being adopted
       by the Company in accordance with the Rules
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited for the
       grant or issue of shares or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by Companies Ordinance to be held]

5.     Approve conditional upon the passing of the               Mgmt          For                            For
       Resolution 4, to extend the general mandate
       granted to the Directors of the Company pursuant
       to Resolution 4, by addition thereto an amount
       representing the aggregate nominal amount of
       share capital of the Company repurchased by
       the Company under the authority granted by
       the shareholders at the AGM held on 26 JUN
       2007, provided that such amount shall not exceed
       330,179,136 shares, being 10% of the issued
       share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 GALAXY ENTERTAINMENT GROUP LTD                                                              Agenda Number:  701615203
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2679D118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  HK0027032686
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 472565 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements and reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.a    Elect Ms. Paddy Tang Lui Wai Yu as a Director             Mgmt          Against                        Against

2.b    Elect Dr. William Yip Shue Lam as a Director              Mgmt          For                            For

2.c    Approve to fix the Directors' remuneration                Mgmt          For                            For

3.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

4.1    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Companies Ordinance
       to be held]

4.2    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company; and [if the Directors are so
       authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum amount of
       10% of the share capital of the Company in
       issue at the date of the passing of this resolution],
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any share option schemes or similar
       arrangement; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the company in accordance with
       the Articles of Association of the company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by Companies Ordinance to be held]

4.3    Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 4.1 and 4.2, to extend the general
       mandate granted to the Directors of the Company
       pursuant to Resolution 4.2, by addition thereto
       an amount representing the aggregate nominal
       amount of share capital of the Company repurchased
       under Resolution 4.1, provided that such amount
       shall not exceed 10% of the aggregate amount
       of the issued share capital of the Company
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 GALENICA AG, BERN                                                                           Agenda Number:  701541989
--------------------------------------------------------------------------------------------------------------------------
    Security:  H28455170                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0015536466
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 439009, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Galencia AG and consolidated
       financial statements of Galenica Group, and
       the report of the Auditors and Group Auditors

2.     Receive the report of compensation [consultative          Mgmt          For                            For
       voting]

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

4.     Approve that the allocation of the available              Mgmt          For                            For
       earnings for 2007 as follows: profit brought
       forward from the previous year: CHF 2,862,165;
       profit of the year: CHF 42,464,887; profit
       of balance sheet: CHF 45,327,052; appropriation
       of available earnings: dividend CHF 6.00 per
       registered share [N 0.10] CHF 39,000,000 and
       profit to be carried forward: CHF 6,327,052

5.     Amend Article 3A Paragraph 1 of the Articles              Mgmt          For                            For
       of Association [authorized share capital]

6.1.A  Re-elect Dr. Paul Fasel to the Board of Directors,        Mgmt          For                            For
       for a 3-year term

6.1.B  Re-elect Ms. Etienne Jornod to the Board of               Mgmt          For                            For
       Directors, for a 3-year term

6.2.A  Elect Ms. Daniela Bosshardt-Hengartner to the             Mgmt          For                            For
       Board of Directors, for a 3-year term

6.2.B  Elect Mr. Jacques Theurillat to the Board of              Mgmt          For                            For
       Directors, for a 3-year term

6.3    Re-elect Ernst & Young Ltd., Berne, for a further         Mgmt          For                            For
       period of 1 year




--------------------------------------------------------------------------------------------------------------------------
 GALIFORM PLC                                                                                Agenda Number:  701385951
--------------------------------------------------------------------------------------------------------------------------
    Security:  G37704106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  GB0005576813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Galiform Plc Company Investment               Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 GALIFORM PLC                                                                                Agenda Number:  701539895
--------------------------------------------------------------------------------------------------------------------------
    Security:  G37704106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  GB0005576813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts, and the reports           Mgmt          For                            For
       of the Directors and the Independent Auditors
       thereon for the 52 weeks ended 29 DEC 2007

2.     Re-appoint Mr. M. Robson as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Articles of Association

3.     Declare a final dividend of 0.5 pence per ordinary        Mgmt          For                            For
       share recommended by the Directors

4.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company from the conclusion of this
       meeting, until the conclusion of the next AGM
       at which accounts are laid

5.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

6.     Approve the Directors' remuneration report and            Mgmt          For                            For
       the policy

7.     Authorize the Directors by Article 4B of the              Mgmt          For                            For
       Company's Articles of Association be renewed
       for a period expiring at the end of the next
       AGM of the Company after the date on which
       this resolution is passed and for the period
       the Section 80 amount is GBP 14,123,667

S.8    Authorize the Directors by Article 4C of the              Mgmt          For                            For
       Company's Articles of Association be renewed
       for a period expiring at the end of the next
       AGM of the Company after the date on which
       this resolution is passed and for that period
       the Section 89 amount is GBP 3,169,577

S.9    Authorize the Company to make 1 or more market            Mgmt          For                            For
       purchases [Section 163(3) of the Companies
       Act 1985] of ordinary shares of 10p each in
       the capital of the Company [ordinary shares]
       provided that the maximum aggregate number
       of ordinary shares authorized to be purchased
       is 63,391,533; and the minimum price which
       may be paid for an ordinary shares 10p; the
       maximum price which may be paid for an ordinary
       shares: as derived form 105% of the average
       middle market quotations for an ordinary share
       as derived form the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which the ordinary share
       is purchased; ii) an amount equal to the higher
       of the price of the last independent trade
       of an ordinary share and the highest current
       bid for an ordinary share as derived from the
       London Stock Exchange trading System; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months]; and
       the Company may make a purchase of ordinary
       shares after the expiry of this authority if
       the contract for purchases was entered into
       before such expiry

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       be by making the alterations marked on the
       print of the Articles of Association produced
       to the meeting marked 'A' and initialed by
       the Chairman for the purposes of identification
       with effect from the conclusion of the meeting

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       be with effect from the date on which Section
       175 of the Companies Act 2006 is brought into
       force by making the alterations marked on the
       print of the Articles of Association produced
       to the meeting marked 'B' and initialed by
       the Chairman for the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 GALLANT VENTURE LTD                                                                         Agenda Number:  701519487
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2679C102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SG1T37930313
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          No vote
       of the Company for the FYE 31 DEC 2007 and
       the reports of the Directors and the Auditors
       thereon

2.     Approve the Directors' fee of SGD 335,000 for             Mgmt          No vote
       the FYE 31 DEC 2007

3.     Re-elect Ms. Low Sin Leng as a Director, who              Mgmt          No vote
       retires under Article 115 of the Articles of
       Association

4.     Re-elect Mr. BG [Ret] Chin Chow Yoon as a Director,       Mgmt          No vote
       who retires under Article 115 of the Articles
       of Association

5.     Re-appoint Mr. Rivaie Rachman as a Director               Mgmt          No vote
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, until the
       next AGM

6.     Re-appoint Mr. Foo Kon Tan Grant Thornton as              Mgmt          No vote
       a Auditors of the Company and to authorize
       the Directors to fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          No vote
       to Section 161 of the Companies Act, Chapter
       50, and the Listing Rules of the SGX-ST, at
       any time to such persons and upon such terms
       and for such purposes as the Directors may
       in their absolute discretion deem fit, to:
       i) issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       ii) make or grant offers, agreements or options
       that might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares [collectively, Instruments]
       including but not limited to the creation and
       issue of warrants, debentures or other instruments
       convertible into shares; iii) issue additional
       instruments arising from adjustments made to
       the number of instruments previously issued
       in the event of rights, bonus or capitalization
       issues; and [notwithstanding the authority
       conferred by the shareholders may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while the authority was in force, provided
       always, i) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares excluding treasury shares, of
       which the aggregate number of shares [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the total number of issued shares excluding
       treasury shares, and for the purpose of this
       resolution, the total number of issued shares
       excluding treasury shares shall be the Company's
       total number of issued shares excluding treasury
       shares at the time this resolution is passed,
       after adjusting for; a) new shares arising
       from the conversion or exercise of convertible
       securities, or b) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting at the time this resolution is
       passed provided the options or awards were
       granted in compliance with Part VIII of Chapter
       8 of the Listing Manual of the SGX-ST, and
       (c) any subsequent bonus issue, consolidation
       or subdivision of the Company's shares, and
       [Authority expires the earlier at the conclusion
       of the next AGM or the date by which the next
       AGM of the Company is required by Law to be
       held]

8.     Authorize the Company, its subsidiaries and               Mgmt          No vote
       associated Companies that are considered to
       be "entities at risk" under Chapter 9, or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited, to enter
       into any of the transactions falling within
       the types of interested person transactions
       as specified, with any party who falls within
       the classes of interested persons as specified,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for interested person
       transactions as specified; [Authority expires
       the earlier at the date on which the next AGM
       of the Company is held or is required by Law
       to be held]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including, without limitation,
       executing all such documents as may be required]
       as they may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT mandate and/or this Resolution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GALLIFORD TRY PLC                                                                           Agenda Number:  701386648
--------------------------------------------------------------------------------------------------------------------------
    Security:  G37100107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  GB0003599064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare the final dividend of 2.2 pence per               Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. Mr. Greg Fitzgerald as a Director            Mgmt          For                            For

5.     Re-elect Mr. Jonathan Dawson as a Director                Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors and authorize the Board to determine
       their remuneration

7.     Grant authority to issue the Equity or Equity-Linked      Mgmt          For                            For
       Securities with Pre-emptive Rights up to aggregate
       nominal amount of GBP 6,212,540

8.     Grant authority to issue the Equity or Equity-Linked      Mgmt          For                            For
       Securities without Pre-emptive Rights up to
       aggregate nominal amount of GBP 941,294

9.     Authorize the market purchase of 37,651,762               Mgmt          For                            For
       of ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 GAMESA CORPORACION TECNOLOGICA SA                                                           Agenda Number:  701557641
--------------------------------------------------------------------------------------------------------------------------
    Security:  E54667113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  ES0143416115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and management report         Mgmt          For                            For
       2007

2.     Approve the application of earning and proposal           Mgmt          For                            For
       to distribute dividends for 2007

3.     Approve the management of the Board for 2007              Mgmt          For                            For

4.     Appoint the confirmation of the Mr. Pedro Velasco         Mgmt          For                            For
       Gomez as a Board member

5.     Appoint the accounts Auditor for 2008                     Mgmt          For                            For

6.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares up to the value of 5 %of the share capital

7.     Adopt the delegation of powers to execute resolutions     Mgmt          For                            For
       in the general manager

8.     Receive the report of modifications of rules              Mgmt          Abstain                        Against
       of the Board

9.     Approve the report according to Article116B               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 GCAP MEDIA PLC                                                                              Agenda Number:  701554974
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3773L105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0001742393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the Scheme of Arrangement dated 22 APR 2008
       between the Company and the holders of its
       Scheme Shares as specified, subject to such
       modification, addition or condition: [a] to
       authorize the Directors of the Company to take
       all such actions as they may consider necessary
       or appropriate for carrying the Scheme into
       effect; [b] that the share capital of the Company
       be reduced by canceling and extinguishing all
       of the Schemes Shares [as specified in the
       Scheme]; [c] that, subject to and forthwith
       upon the reduction of share capital referred
       to in Point (b) above taking effect and notwithstanding
       anything to the contrary in the Articles of
       Association of the Company: i) the authorized
       share capital of the Company be increased to
       an amount equal to that of the Company immediately
       prior to the reduction of share capital referred
       to in Point (b) by the creation of such number
       of new ordinary shares of 2.5 pence each as
       shall be equal to the aggregate number of Scheme
       Shares cancelled pursuant to Point (b) above;
       ii) the reserving arising in the books of account
       of the Company as a result of the reduction
       of share capital referred to in Point (b) be
       capitalized and applied in paying up in full
       at par all of the new ordinary shares created
       pursuant to Point (c)(i)  which shall be equal
       allotted and issued, credited as fully paid,
       to Global Radio Acquisitions Limited; iii)
       to authorize the Directors, for the purposes
       of Section 80 of the Companies Act 1985, to
       allot the new ordinary shares referred to in
       Point (c) (i) maximum aggregate nominal amount
       of relevant securities that may be allotted
       under this authority shall be the aggregate
       nominal amount of the said new ordinary shares
       created pursuant to Point (c) (i) above; [Authority
       expires on the 5th anniversary of this resolution]
       and this authority shall be in addition and
       without prejudice to any other authority under
       the said Section 80 previously granted and
       in force on the date on which this resolution
       is passed and; [d] amend the Articles of Association
       of the Company by including the specified new
       Article 177 after Article 176 [and amending
       the remained of the Articles and any cross-references
       thereto accordingly]




--------------------------------------------------------------------------------------------------------------------------
 GCAP MEDIA PLC                                                                              Agenda Number:  701554998
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3773L105                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0001742393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION FOR THIS MEETING TYPE. PLEASE CHOOSE
       BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU
       CHOOSE TO VOTE ABSTAIN FOR THIS MEETING THEN
       YOUR VOTE WILL BE DISREGARDED BY THE ISSUER
       OR ISSUERS AGENT.

1.     Approve [with or without modification] a Scheme           Mgmt          For                            For
       of Arrangement [the Scheme] proposed to be
       made between GCap Media Plc [the Company] and
       the holders of the Scheme shares




--------------------------------------------------------------------------------------------------------------------------
 GEBERIT AG, RAPPERSWIL-JONA                                                                 Agenda Number:  701509006
--------------------------------------------------------------------------------------------------------------------------
    Security:  H2942E124                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CH0030170408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 442969, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the consolidated annual accounts 2007 as
       well as reception of the report of the Auditing
       Agency and the Group Auditor

2.     Approve a dividend of CHF 5.20 per share on               Mgmt          For                            For
       06 MAY 2008

3.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board

4.1    Re-elect Mr. Guenter F. Kelm as a Supervisory             Mgmt          For                            For
       Board Member

4.2    Elect Mr. Hartmut Reuter as a Supervisory Board           Mgmt          For                            For
       Member

5.     Elect PricewaterhouseCoopers AG as the Auditing           Mgmt          Against                        Against
       Agency

6.1    Amend the Articles of Incorporation by the deletion       Mgmt          For                            For
       of the provision regarding the notification
       requirements pursuant to the Swiss Federal
       Act on Stock Exchanges and Securities Trading

6.2    Amend the Articles of Incorporation by the adjustment     Mgmt          For                            For
       of the quorum for the liquidation pursuant
       to an amendment of the Swiss Code of Obligations

6.3    Amend the Articles of Incorporation by the adjustment     Mgmt          For                            For
       of the provision regarding the Auditors to
       an amendment of the Swiss Code of Obligations
       and the Swiss Federal Act on the Licensing
       and Oversight of Auditors




--------------------------------------------------------------------------------------------------------------------------
 GEMALTO, MONTROUGE                                                                          Agenda Number:  701565307
--------------------------------------------------------------------------------------------------------------------------
    Security:  N3465M108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  NL0000400653
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.a    Presentation by the Chief Executive Officer               Non-Voting
       of the annual report of the Board for the FY
       2007, submitted by the Board

2.b    Company's Annual Report, including the financial          Non-Voting
       statements, are drawn up in the English language,
       as authorized by the shareholders; In previous
       years, the Company made unofficial French translations
       of the English annual report; Gemalto has decided
       to publish its Annual Report only in the English
       language as from this year

3.     Adopt the Company's 2007 financial statements             Mgmt          For                            For
       as drawn up by the Board

4.     Dividend policy and allocation of 2007 results,           Non-Voting
       as specified

5.a    Grant discharge to the Chief Executive Officer            Mgmt          For                            For
       and the Executive Chairman from liability in
       respect of the fulfillment of their respective
       duties during the FY 2007

5.b    Grant discharge the Non-Executive Board Members           Mgmt          For                            For
       from liability in respect of the fulfillment
       of their respective duties during the FY 2007

6.a    Re-appoint Mr. Geoffrey Fink as a Non-Executive           Mgmt          For                            For
       Member of the Board as of 14 MAY 2008 for a
       period ending at the close of the Company's
       AGM of Shareholders to be held in 2012

6.b    Re-appoint Mr. Arthur van der Poel as a Non-Executive     Mgmt          For                            For
       Board Member as of 14 MAY 2008 for a period
       ending at the close of the Company's AGM of
       Shareholders to be held in 2012

6.c    Re-appoint Mr. Olivier Piou as a Board member             Mgmt          For                            For
       with the title of Chief Executive Officer as
       of 14 MAY 2008 for a period ending at the close
       of the Company's AGM of Shareholders to be
       held in 2012

7.     Amend the Remuneration Policy for the Chief               Mgmt          For                            For
       Executive Officer, as per the FY 2008, as specified

8.     Approve the grant to Mr. O. Piou, as of 27 SEP            Mgmt          For                            For
       2007, of a number of restricted share units
       that may vary from 0 up to 80,000 with a maximum
       multiplier of three [i.e. up to 240,000]

9.     Amend the Articles of Association of the Company,         Mgmt          For                            For
       as specified

10.    Approve an irrevocable authorization of the               Mgmt          For                            For
       Board as from 14 MAY 2008 to cause the Company
       to acquire, whether as an on or off financial
       market purchase, shares in the share capital
       of the Company up to the maximum percentage
       of shares that the Company, by law or by virtue
       of its Articles of Association, may acquire
       in its own share capital at any moment for
       a period of 18 months up to and including 13
       NOV 2009, on such dates and in such portions
       as the Board may deem appropriate and in consideration
       of a purchase price per share which shall not
       be less than the par value of the shares to
       be repurchased and not be more than 110% of
       the average closing share price per share in
       the Company on Eurolist by Euronext Paris S.A.
       during the five business days preceding the
       date on which the shares concerned are acquired
       by or on behalf of the Company

11.a   Approve the cancellation of 3 million shares              Mgmt          For                            For
       currently held by the Company in its own share
       capital, to be effected in accordance with
       Dutch law [i.e. completed approximately within
       two months following the AGM]

11.b   Approve the cancellation of shares that the               Mgmt          For                            For
       Company currently holds in its own share capital,
       as well as shares that will be acquired by
       the Company in its own share capital; this
       cancellation may be executed in one or more
       tranches and the number of shares that may
       be cancelled [whether or not in one tranche]
       shall be determined by the Board, but shall
       not exceed 9,101,584 shares [i.e. 10% of the
       Company's issued share capital as per 31 MAR
       2008]

12.a   Approve an irrevocable authorization of the               Mgmt          Against                        Against
       Board as from 18 MAR 2009, for a five-year
       period, up to and including 17 MAR 2014 as
       the corporate body to resolve upon the issue
       of shares and the granting of rights to acquire
       shares in the share capital of the Company
       and to determine the terms and conditions of
       such issue or granting; this authorization
       relates to all issuable shares as allowed by
       the authorized share capital, as expressed
       in the Articles of Association of the Company,
       as they may read from time to time

12.b   Approve an irrevocable authorization of the               Mgmt          Against                        Against
       Board as from 18 MAR 2009, for a five-year
       period, up to and including 17 MAR 2014 as
       the Corporate Body to limit or exclude pre-emptive
       rights accruing to shareholders upon the issue
       of shares or the granting of rights to acquire
       shares in the share capital of the Company
       by the Board under the authorization referred
       to under (a)

13.    Re-appoint PricewaterhouseCoopers Accountants             Mgmt          For                            For
       N.V. as the Company's External Auditor for
       the FY 2008

14.    Questions                                                 Non-Voting

       Adjournment                                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GEMINA SPA, MILANO                                                                          Agenda Number:  701498873
--------------------------------------------------------------------------------------------------------------------------
    Security:  T4890T159                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  IT0001480323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors and the Auditors report,
       adjournment thereof

2.     Approve the resolutions in conformity with the            Mgmt          For                            For
       Article 2364 Civil Code, adjournment thereof

3.     Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 GENERALE DE SANTE, PARIS                                                                    Agenda Number:  701408735
--------------------------------------------------------------------------------------------------------------------------
    Security:  F43286107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Dec-2007
        ISIN:  FR0000044471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

E.1    Approve the collateral security of the securities         Mgmt          For                            For
       account which will be registered of the CGS
       shares held by the Company

E.2    Amend Article Number 20 of the By-Laws                    Mgmt          For                            For

O.3    Approve to proceed with an extraordinary distribution     Mgmt          For                            For
       of EUR 7.67 per share, for global amount of
       EUR 419,833,434.20 withheld from the issuance
       premium account and authorize the Executive
       Board to settle the payment date of the distribution
       which cannot exceed 60 days as from the present
       shareholders meeting

O.4    Ratify the appointment of Mr. Antonino Ligresti           Mgmt          For                            For
       as a Member of the Supervisory Board, until
       the meeting called to approve the financial
       statements for the FYE 31 DEC 2009

O.5    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the Law




--------------------------------------------------------------------------------------------------------------------------
 GENERALE DE SANTE, PARIS                                                                    Agenda Number:  701554265
--------------------------------------------------------------------------------------------------------------------------
    Security:  F43286107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  FR0000044471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Receive the reports of the executive committee            Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, profit: EUR
       62,325,824.47 and the notices the absence of
       spending and loads aimed at the Article 39.4
       of the French General Tax Code, gives permanent
       discharge to the Members of the Executive committee
       and the Members of the Supervisory Board for
       the performance of their duties during the
       said FY

2.     Receive the reports of the executive committee            Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the FY, in the form
       presented to the meeting

3.     Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 62,325,824.47 decides to endow
       the legal reserve of an amount of EUR 80,495.70
       to bring it at the level of 10% of the share
       capital, on 31 DEC 2007, which is EUR 4,105,281.30
       by debit on the profit of the FY, dividends:
       EUR 27,368.542, the shareholders will receive
       a net dividend of EUR 0.50 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 02 JUN 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account; and to decide to allocate to the account
       retained earnings the balance of the result
       after transfer to the legal reserve and retail
       distrubiton of the dividend, that is an amount
       of EUR 34,876,786.77, the account retained
       earnings being so brought to EUR 120,673,755.96
       and to notice that the shareholders' equity
       on 31 DEC 2007 amounted to EUR 224,872,520.17
       as required by law

4.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.90.1 of
       the French Commercial Code, notes conclusions
       of the aforementioned report and approve the
       commitments which are mentioned concerning
       Mr. Frederic Rostand there

6.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86.1 of
       the French Commercial Code, notes conclusions
       of the aforementioned report and approve the
       commitments which are mentioned concerning
       Mr. Filippo Monteleone there

7.     Approve to award total annual fees of EUR 245,000.00      Mgmt          For                            For
       to the Supervisory Board

8.     Authorize the executive committee to trade in             Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 33.00 maximum number of
       shares to be acquired: 10% of the share capital
       maximum funds invested in the share buybacks:
       EUR 180,632,377.00; [Authority expires until
       the conclusion of the shareholders' meeting
       ruling in2009 on the accounts closed on 31
       DEC 2008] and to take all necessary measures
       and accomplish all necessary formalities, and
       the supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 27 JUN
       2007, in its Resolution 6

9.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out al filings, publications and other
       formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 GEO CORPORATION                                                                             Agenda Number:  701637564
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1710A106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3282400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 GEODIS (EX-CALBERSON) SA, CLICHY                                                            Agenda Number:  701489189
--------------------------------------------------------------------------------------------------------------------------
    Security:  F13188101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  FR0000038283
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board od Directors,            Mgmt          Abstain                        Against
       the Auditors, and the consolidated financial
       statements for the FYE in 31 DEC 2007, in the
       form presented to the meeting and showing income
       of EUR 53,700,000.00

O.2    Receive the reports of the Board od Directors,            Mgmt          Abstain                        Against
       the Auditors, and the Company's financial statements
       for the YE in 31 DEC 2007, as presented and
       showing income of EUR 39,623,791.96

O.3    Approve the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L.225.38 of
       the French Commercial Code, the said report
       and the agreements referred to therein

O.4    Receive the Board of Directors' report that               Mgmt          For                            For
       the net income for the FY is of EUR 39,623,791.96
       increased by the retained earnings of EUR 157,621,118.89
       i.e. an available amount of EUR 197,244,910.85
       and resolves that this available income be
       appropriated as specified to the dividends
       EUR 22,060,536.15 and the balance of EUR 175,184,374.71
       to the retained earnings account, the shareholders
       will receive a net dividend of EUR 2.85 per
       share, and will entitle to the 40% allowance
       provided by the French Tax Code, this dividend
       will be paid on 02 JUL 2008 in the event that
       the Company holds some of its own shares on
       the day the dividend is paid the amount of
       unpaid dividend on such shares shall be allocated
       to the retained earnings account as specified
       By Law

O.5    Ratify the Cooptation of Mr. Olivier Marem Baud           Mgmt          For                            For
       as a Director, to replace Mr. Marc Verson who
       resigned

O.6    Approve to renews the appointment of Mr. Pierre           Mgmt          Against                        Against
       Blayau as a Director for a 6 year period

O.7    Approve to renews the appointment of Mr. Jean             Mgmt          Against                        Against
       Pierre Menanteau as a Director for a 6 year
       period

O.8    Approve to renews the appointment of Mr. Dominique        Mgmt          Against                        Against
       Thillaud as a Director for a 4 year period

O.9    Approve to renews the appointment of Mr. Armand           Mgmt          Against                        Against
       Toubol as a Director for a 4 year period

O.10   Approve to renews the appointment of the Company          Mgmt          Against                        Against
       SNCF participations as a Director for a 2 year
       period

O.11   Approve to renews the appointment of Company              Mgmt          Against                        Against
       SPFR-D as a Director for a 2 year period

O.12   Approve to renews the appointment of Mr. Syen             Mgmt          For                            For
       Boinet as a Director for a 2 year period

O.13   Approve to renews the appointment of Mr. Giorgio          Mgmt          For                            For
       Frasca as a Director for a 4 year period

O.14   Approve to renews the appointment of Mr. Yves             Mgmt          For                            For
       Rambaud as a Director for a 6 year period

O.15   Approve to renews the appointment of the Company          Mgmt          For                            For
       Ernst and Young audit as the Statutory Auditor
       for a 6 year period

O.16   Appoint the Company Mazars as a Statutory Auditor,        Mgmt          For                            For
       to replace the second Statutory Auditor whose
       term office is ending for a 6 year period

O.17   Appoint the Company Aplitec as a Deputy Auditor,          Mgmt          For                            For
       to replace the Company Auditec whose term of
       office is ending for a 6 year period

O.18   Appoint Mr. Philippe Castagnac as a Deputy Auditor,       Mgmt          For                            For
       to replace Mr. Bernard Pimpaneau whose term
       of office is ending for a 6 year period

O.19   Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions below: maximum Purchase Price
       EUR 200.00 [free of purchase cost] maximum
       number of shares to be acquired: 600,000 shares
       [representing approximately 7.75 % of the share
       capital], maximum funds invested in the share
       buybacks: EUR 120,000,000.00 [Authority is
       given for an 18 month period]; it super5sedes
       the part unused of the authorization granted
       by the combined shareholders meeting of 26
       APR 2007 in its resolution 5

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period, and [Authority is given for a 5 year
       period]

E.21   Grant authority to the Board of Directors, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares held by the
       Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 154,810 shares,
       [Authorizty is granted for a 26 month period],
       it supersedes the previous delegation granted
       by the shareholders' meeting of 26 APR 2007
       in its resolution 13, the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights in favour of the Employees
       or the Corporate Managers of the Company and
       the related Companies, to take all necessary
       measures and accomplish all necessary formalities

E.22   Amend the Article number 10 of the ByLaws                 Mgmt          Against                        Against

E.23   Amend the Article number 11 of the ByLaws                 Mgmt          Against                        Against

E.24   Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 GEORG FISCHER AG, SCHAFFHAUSEN                                                              Agenda Number:  701470647
--------------------------------------------------------------------------------------------------------------------------
    Security:  H26091142                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Mar-2008
        ISIN:  CH0001752309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436578, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, the annual accounts            Mgmt          For                            For
       and the consolidated financial statements for
       2007

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Executive Committee

3.1    Approve to distribute the balance sheet profit            Mgmt          For                            For
       2007

3.2    Approve to reduce the share capital for the               Mgmt          For                            For
       purpose of repayment of par value to shareholders
       and amend the Articles of Association

4.A    Re-elect Mr. Lic.Iur. Flaviocotti to the Board            Mgmt          For                            For
       of Directors, for a 2-year term

4.B    Re-elect Dr. Oec. Publ. Rudolf Huber to the               Mgmt          For                            For
       Board of Directors, for a 4-year term

5.     Elect the Auditors and the Group Auditors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GEOX SPA, BIADENE DI MONTEBELLUNA (TV)                                                      Agenda Number:  701481931
--------------------------------------------------------------------------------------------------------------------------
    Security:  T50283109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-Apr-2008
        ISIN:  IT0003697080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements and the consolidated     Mgmt          For                            For
       statements as of 31 DEC 2007; receive the report
       of the Directors on the operations, report
       of the Statutory Auditors and of the Auditing
       Company pursuant to the Article 153 and the
       Article 156 of the Legislative Decree No.58/98;
       inherent and consequent resolutions

2.     Approve the Stock Option Plan; inherent resolutions       Mgmt          For                            For

3.     Approve to increase emoluments to the Directors           Mgmt          For                            For
       including those who are in charge with particular
       offices; consequential and related resolutions

E.1    Amend the Articles 7, 16 and 21 of the Company's          Mgmt          For                            For
       By-Laws as specified




--------------------------------------------------------------------------------------------------------------------------
 GERDAU AMERISTEEL CORP                                                                      Agenda Number:  701545672
--------------------------------------------------------------------------------------------------------------------------
    Security:  37373P105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  CA37373P1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Elect Mr. Phillip E. Casey as a Director                  Mgmt          Against                        Against

A.2    Elect Mr. Joseph J. Heffernan as a Director               Mgmt          For                            For

A.3    Elect Mr. J. Gerdau Johannpeter as a Director             Mgmt          Against                        Against

A.4    Elect Mr. F. C. Gerdau Johannpeter as a Director          Mgmt          Against                        Against

A.5    Elect Mr. A. Gerdau Johannpeter as a Director             Mgmt          Against                        Against

A.6    Elect Mr. C. Gerdau Johannpeter as a Director             Mgmt          Against                        Against

A.7    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          For                            For

A.8    Elect Mr. Mario Longhi as a Director                      Mgmt          Against                        Against

A.9    Elect Mr. Richard Mccoy as a Director                     Mgmt          For                            For

A.10   Elect Mr. Arthur Scace as a Director                      Mgmt          For                            For

B.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of Gerdau Ameristeel and authorize the Directors
       to fix the Auditors' remuneration




--------------------------------------------------------------------------------------------------------------------------
 GETINGE AB, GETINGE                                                                         Agenda Number:  701455241
--------------------------------------------------------------------------------------------------------------------------
    Security:  W3443C107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Feb-2008
        ISIN:  SE0000202624
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman of the Meeting                         Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to approve the minutes                    Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Approve to increase the Company's share capital           Mgmt          For                            For
       by a maximum of SEK 6,308,560 through the issuance
       of not more than 843,885 new shares of Series
       A and not more than 11,773,235 new shares of
       Series B at a subscription price of SEK 120
       per share as specified

8.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GETINGE AB, GETINGE                                                                         Agenda Number:  701488606
--------------------------------------------------------------------------------------------------------------------------
    Security:  W3443C107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SE0000202624
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Carl Bennet as the Chairman of the              Mgmt          For                            For
       Meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to approve the minutes                    Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report, the consolidated accounts and the Group
       Auditor's report, the statement of the Auditor
       on the compliance of the guidelines for remuneration
       to Senior Executives applicable since the last
       AGM, and the appropriation of the Company's
       profit and the Board's motivated statement
       thereon, and in connection hereto, an account
       for the work of Board of Directors including
       the work and functions of the Remuneration
       Committee and the Audit Committee

8.     Receive the Managing Director's report                    Mgmt          For                            For

9.     Adopt the statement of income and the balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and the consolidated balance sheet

10.    Declare a dividend of SEK 2.40 per share and              Mgmt          For                            For
       approve 22 APR 2008 as the record date and
       that the dividend is expected to be paid through
       VPC AB on 25 APR 2008

11.    Grant discharge to the Board of Directors and             Mgmt          For                            For
       the President from the liability

12.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors as 7

13.    Approve that the Board's fee, excluding the               Mgmt          For                            For
       remuneration for Committee work, be paid in
       a total SEK 2,800,000, of which SEK 800,000
       to the Chairman and SEK 400,000 each to the
       other Board Members elected by the meeting
       who are not employees of the Group; remuneration
       totaling SEK 475,000 be paid for the work of
       the Audit Committee, of which SEK 175,000 to
       the Chairman and SEK 100,000 each to the other
       Members, while a total of SEK 250,000 will
       be paid to the Remuneration Committee, of which
       SEK 100,000 paid to the Chairman and SEK 75,000
       each to the other Members; and the Auditors'
       fees are to be payable in accordance with the
       approved account

14.    Re-elect Mr. Carl Bennet as the Chairman of               Mgmt          For                            For
       the Board and Messrs. Johan Bygge, Rolf Ekedahl,
       Carola Lemne, Johan Malmquist, Margareta Norell
       Bergendahl and Johan Stern as the Board Members
       and elect Ohrlings PricewaterhouseCoopers AB,
       with authorized public accountant Mr. Magnus
       Willfors as the Principle Auditor and Mr. Johan
       Rippe as the Co-Auditor for a period of 4 years

15.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Senior Executives as specified

16.    Approve a Call Options Program for the Management         Mgmt          For                            For
       Employees in the Getinge Group

17.    Approve the transfer of all shares in Renray              Mgmt          For                            For
       Healthcare Limited from Huntleigh Renray Limited
       [the Vendor], an indirectly wholly owned subsidiary,
       to Renray Holdings Limited [the Buyer]

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GETRONICS NV, AMSTERDAM                                                                     Agenda Number:  701409989
--------------------------------------------------------------------------------------------------------------------------
    Security:  N3537K213                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  NL0000853091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.A    Appoint Mr. J.A. Schoemaker as a Member of the            Mgmt          For                            For
       Board of Management

2.B    Appoint Mr. T.C. Brady as a Member of the Board           Mgmt          For                            For
       of Management

2.C    Appoint Mr. G. Cawthorne as a Member of the               Mgmt          For                            For
       Board of Management

3.     Transact any other business and closing                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GFK AG, NUERNBERG                                                                           Agenda Number:  701532601
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2823H109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005875306
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German  Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 110,391,738.88 as follows: Payment
       of a dividend of EUR 0.45 per no-par share
       EUR 94,253,374.93 shall be carried forward
       Ex-dividend date: 22 MAY 2008, Payable date:
       23 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Dr. Arno Mahrlert to the Supervisory          Mgmt          For                            For
       Board

6.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Nuremberg

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 20 NOV 2009, the
       Board of Managing Directors shall be authorized
       to use the shares for all purposes permissible
       by law, especially, to sell the shares against
       cash payment at a price not materially below
       their market price, and to use the  shares
       for acquisition purposes or  for satisfying
       conversion or option rights, the Board of Managing
       Directors shall also be authorized to retire
       the shares

8.     Approval of the transformation of the Company             Mgmt          For                            For
       into an European Company [Societas Europaea,
       SA] entitled to vote are those shareholders
       of record on 30 APR 2008, who provide written
       evidence of such holding and who register with
       the company on or before 14 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 GILDAN ACTIVEWEAR INC                                                                       Agenda Number:  701440478
--------------------------------------------------------------------------------------------------------------------------
    Security:  375916103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  CA3759161035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. William D. Anderson as a Director               Mgmt          For                            For

1.2    Elect Mr. Robert M. Baylis as a Director                  Mgmt          For                            For

1.3    Elect Mr. Glenn J. Chamandy as a Director                 Mgmt          For                            For

1.4    Elect Ms. Sheila O'Brian as a Director                    Mgmt          For                            For

1.5    Elect Mr. Pierre Robitaille as a Director                 Mgmt          For                            For

1.6    Elect Mr. Richard P. Strubel as a Director                Mgmt          For                            For

1.7    Elect Mr. Gonzalo F. Valdes-Fauli as a Director           Mgmt          For                            For

2.     Appoint KPMG LLP, Charted Accountants, as the             Mgmt          For                            For
       Auditors for the ensuing year

3.     Approve to renew the Shareholder Rights Plan              Mgmt          For                            For
       until 01 DEC 2010 as specified




--------------------------------------------------------------------------------------------------------------------------
 GILDEMEISTER AG, BIELEFELD                                                                  Agenda Number:  701525923
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2825P117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  DE0005878003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 25 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code as well as the
       proposal of the Board of Managing Directors
       on the appropriation of the distribution profit

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 18,66 2,046.65 as follows: Payment
       of a dividend of EUR 0.35 per no-par share
       EUR 3,506,170.60 shall be carried forward Ex-dividend
       and payable date: 19 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          Abstain                        Against
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elections to the Supervisory Board: Mr. Hans              Mgmt          For                            For
       Henning Offen

5.B    Elections to the Supervisory Board: Mr. Guenther          Mgmt          For                            For
       Berger

5.C    Elections to the Supervisory Board: Dr. Ing.              Mgmt          For                            For
       Juergen Harnisch

5.D    Elections to the Supervisory Board: Dr. Jur.              Mgmt          For                            For
       Klaus Kessler

5.E    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Ing. Walter Kunerth

5.F    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Ing. Uwe Loos

6.     Amendment to Section 16 of the Articles of Association    Mgmt          For                            For
       in respect of the use electronic means of communication
       at shareholders meetings

7.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 11, 258,650, at a price not deviating
       more than 10% from their market price, on or
       before 31 OCT 2009, the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       a rights offering, to use the shares for acquisition
       purposes, to sell the shares at a price not
       materially below their market price, and to
       retire the shares

8.     Appointment of Auditors for the 2008 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhand-Gesellschaft AG, Berlin




--------------------------------------------------------------------------------------------------------------------------
 GIMV NV, ANTWERPEN                                                                          Agenda Number:  701580816
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4567G117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  BE0003699130
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.a    Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       the issued share capital

1.b    Authorize the Board to repurchase the shares              Mgmt          Against                        Against
       in the event of a Public Tender Offer or Share
       Exchange Offer

2.     Authorize the Board to issue shares in the event          Mgmt          Against                        Against
       of a Public Tender Offer or Share Exchange
       Offer

3.     Amend the Articles regarding : textural changes           Mgmt          For                            For

4.     Grant authority to the implementation of the              Mgmt          For                            For
       approved resolutions




--------------------------------------------------------------------------------------------------------------------------
 GIORDANO INTERNATIONAL LTD                                                                  Agenda Number:  701546105
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6901M101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BMG6901M1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2007

3.     Approve to declare a Special Final Dividend               Mgmt          For                            For
       for the YE 31 DEC 2007

4.     Re-elect Mr. Kwong Ki Chi as a Director                   Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with the additional
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       during and after the relevant period of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       rights of subscription or conversion under
       the terms of any warrants or other securities
       issued by the Company carrying a right to subscribe
       for or purchase shares of the Company; or iii)
       the exercise of any option under any Share
       Option Scheme of the Company adopted by its
       shareholders for the grant or issue to eligible
       persons options to subscribe for or rights
       to acquire shares of the Company; or iv) any
       scrip dividend or other similar scheme implemented
       in accordance with the Bye-laws of the Company,
       shall not exceed 10% of aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held By Laws or
       any applicable laws of Bermuda to be held]

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other applicable stock exchange,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       laws or any applicable laws of Bermuda to be
       held]

8.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       6 and 7, to extend the general mandate granted
       to the Directors of the Company to allot, issue
       or otherwise deal with the additional shares
       of the Company during the relevant period [as
       defined], by the addition to the aggregate
       nominal amount of shares in the capital of
       the Company purchased by the Directors of the
       Company, pursuant to their exercise of the
       powers of the Company to purchase shares, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this Resolution




--------------------------------------------------------------------------------------------------------------------------
 GLANBIA PLC                                                                                 Agenda Number:  701533615
--------------------------------------------------------------------------------------------------------------------------
    Security:  G39021103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  IE0000669501
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       for the YE 29 DEC 2007and the reports of the
       Directors and Auditors thereon

2.     Declare a final dividend of 3.58 cent per share           Mgmt          For                            For
       on the ordinary shares for the YE 29 DEC 2007

3.A    Re-appoint Mr. J. Fitzgerald as a Director who            Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

3.B    Re-appoint Mr. G. Meagher as a Director who               Mgmt          Against                        Against
       retires in accordance with the Articles of
       Association of the Company

3.C    Re-appoint Mr. V. Quinlan as a Director who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

4.A    Re-appoint Mr. J. Callaghan as a Director who             Mgmt          For                            For
       retires in accordance with the provisions of
       the 2006 Combined Code of The lrish Stock Exchange
       limited and the London Stock Exchange Plc

4.B    Re-appoint Mr. L. Herlihy as a Director who               Mgmt          Against                        Against
       retires in accordance with the provisions of
       the 2006 Combined Code of The lrish Stock Exchange
       limited and the London Stock Exchange Plc

4.C    Re-appoint Mr. W. Murphy as a Director who retires        Mgmt          Against                        Against
       in accordance with the provisions of the 2006
       Combined Code of The lrish Stock Exchange limited
       and the London Stock Exchange Plc

4.D    Re-appoint Mr. M. Walsh as a Director who retires         Mgmt          Against                        Against
       in accordance with the provisions of the 2006
       Combined Code of The lrish Stock Exchange limited
       and the London Stock Exchange Plc

5.     Re-appoint Mr. N. Dunphy as a Director who retires        Mgmt          Against                        Against
       in accordance with the Articles of Association
       of the Company

6.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors for the 2008 FY

7.     Authorize the Directors to exercise all the               Mgmt          For                            For
       powers of the Company for the purposes of Section
       20 of the Companies [Amendment] Act, 1983 to
       allot relevant securities [Section 20 of that
       Act] up to a nominal value of 759,198.96 [being
       4.31%of the nominal value of the Company's
       issued share capital as specified], [Authority
       expires the earlier of the next AGM or 13 AUG
       2009]; and the Directors may allot relevant
       securities in pursuance of such an offer or
       agreement as if the power conferred by this
       resolution had not expired

S.8    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       24(1) of the Companies [Amendment] Act 1983,
       to allot equity securities [Section 23] for
       cash pursuant to the authority conferred by
       Resolution 7, disapplying the statutory pre-emption
       rights [Section 23(1)], provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue
       in favor of ordinary shareholders and b) up
       to an aggregate nominal amount of EUR 759,198.96
       [4.31% of the issued share capital]; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 15 months]; and,
       authorize the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Company and/or any of its subsidiaries      Mgmt          For                            For
       [as defined by Section 155 of the Companies
       Act, 1963] to make market purchases [as defined
       in Section 212 of the Companies Act, 1990]
       of shares of any class in the Company [the
       Shares] on such terms and conditions and in
       such manner as the Directors may from time
       to time determine but subject, however, to
       the provisions of the Companies Act, 1990 and
       to the following restrictions and provisions:
       [a] the maximum number of Shares authorized
       to be acquired pursuant to the terms of this
       resolution shall be such number of Shares whose
       aggregate nominal value shall equal 10% of
       the aggregate nominal value of the issued share
       capital of the Company as at the close of business
       on the date of the passing of this resolution;
       [b] the minimum price, which may be paid for
       any Share, shall be the nominal value of the
       Share; [c] the maximum price which may be paid
       for any Share (a Relevant Share) shall be an
       amount equal to 105% of the average of the
       five amounts resulting form determining whichever
       of the following ((i), (ii) or (iii) specified
       below) in relation to the Shares of the same
       class as the Relevant Share shall be appropriate
       for each of the five business days immediately
       preceding the day on which the Relevant Share
       is purchased, as determined from the information
       published by or under the authority of The
       Irish Stock Exchange Limited reporting the
       business done on each of those 5 business days;
       i) if there shall be more than one dealing
       reported for the day, the average of the price
       at which such dealings took place; or ii) if
       there shall be only one dealing reported for
       the day, the prices at which such dealings
       took pace; or iii) if there shall not be any
       dealing reported for the day, the average of
       the high and low market guide prices for that
       day; and if there shall be only a high (but
       not a low) or a low (but not a high) market
       guide price reported, or if there shall not
       be any market guide price reported, for any
       particular day then that day shall not count
       as one of the said five business days for the
       purposes of determining the maximum price;
       if the means of providing the foregoing information
       as to dealings and prices by reference to which
       the maximum price is to be determined is altered
       or is replaced by some other means, then a
       maximum price shall be determined on the basis
       of the equivalent information published by
       the relevant authority in relation to dealings
       on The Irish Stock Exchange Limited or its
       equivalent [D]; if the London Stock Exchange
       plc is prescribed as a recognized stock exchange
       for the purposed of Section 212 of the Companies
       Act, 1990, then with effect from the close
       of business on the day on which the London
       Stock Exchange plc is so prescribed, the authority
       conferred by this resolution shall include
       authority to make market purchases of Shares
       on the London Stock Exchange plc, provided
       that (A) any such purchase shall be subject
       to any requirements of the laws of the United
       Kingdom of Great Britain and Northern Ireland
       as shall apply thereto and (B) the maximum
       price which may be paid for any Shares so purchased
       shall be determined in accordance with paragraph
       (c) of this resolution but deleting from that
       paragraph the reference to The Irish Stock
       Exchange Limited and inserting instead reference
       to the London Stock Exchange plc and deleting
       from that paragraph sub-paragraph (iii) thereof
       and the words appearing after sub-paragraph
       (iii) and forming the rest of the first sentence
       of paragraph (c) and inserting instead as specified
       and deleting form the last line thereof the
       reference to the Irish Stock Exchange Limited
       and inserting instead reference to the London
       Stock Exchange plc; [Authority expires the
       earlier of the date on which the next AGM of
       the Company is held in the year 2009 or 15
       months] unless and to the extent that such
       authority is previously varied, revoked or
       renewed in accordance with the provisions of
       Section 215 of the Companies Act, 1990; the
       Company or any such subsidiary may enter before
       such expiry into a contract for the purchase
       of Shares which would or might be wholly or
       partly executed after such expiry and may completed
       any such contract as if the authority conferred
       hereby had not expired

S.10   Approve, for the purposes for Section 209 of              Mgmt          For                            For
       the Companies Act, 1990, the re-issue price
       range at which any treasury shares [Section
       209] for the time being held by the Company
       may be reissued off-market shall be as follows:
       a) the maximum price at which a treasury share
       may be re-issued off-market shall be an amount
       equal to 120% of the Appropriate Price; and
       b) the minimum price at which a treasury share
       may be re-issued off-market shall be an amount
       equal to 95% of the appropriate Price and as
       specified; [Authority expires the earlier of
       the date on which the next AGM of the Company
       is held in the year 2009 or 15 months]; unless
       and to the extent that such authority is previously
       varied or renewed in accordance with the provisions
       of Section 209 of the Companies Act, 1990

11.    Approve and adopt a new long term incentive               Mgmt          For                            For
       plan in accordance with the provisions of a
       document entitled Glanbia Plc 2008 Long Term
       incentive Plan [the LTIP] as specified and
       authorize the Directors to take all such actions
       with reference to the LTIP as may be necessary
       to ensure the adoption and operation of the
       LTIP

12.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Transparency Directive
       [2OO4/109/EC] Regulations, 2007 and the Articles
       of Association to send, convey or supply all
       types of notices, documents, share certificates
       or Information to the members by means of electronic
       equipment [including digital compression],
       storage and transmission of data, employing
       wires, radio optical technologies. or other
       electromagnetic means including, without limitation,
       by sending such notices, documents, share certificates
       0..- information by electronic mail or by making
       such notices, documents, share certificates
       or information available on a website




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL BIO-CHEM TECHNOLOGY GROUP CO LTD                                                     Agenda Number:  701563288
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3919S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  KYG3919S1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors [Directors]
       of the Company and the Auditors of the Company
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          Abstain                        Against

3.A    Re-elect Mr. Lee Yuen Kwong as a Director                 Mgmt          Against                        Against

3.B    Re-elect Mr. Chan Man Hon, Eric as a Director             Mgmt          Against                        Against

3.C    Re-elect Mr. Li Defa as a Director                        Mgmt          Against                        Against

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       to allot, issue and otherwise deal with the
       unissued shares in the capital of the Company
       and make or grant offers, agreements and options,
       including warrants to subscribe for shares
       in the Company, during and after the relevant
       period, not exceeding the aggregate of: i)
       20% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of the passing this resolution; and b)
       the nominal amount of share capital of the
       Company purchased by the Company subsequent
       to the passing this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing this resolution],
       otherwise than pursuant to: i) a rights issue;
       or ii) the exercise of any options granted
       under the share option scheme of the Company;
       or iii) any scrip dividend or similar arrangement
       providing for the allotment and issue of shares
       in the Company in lieu of the whole or part
       of a dividend on shares in the Company in accordance
       with the Articles of Association of the Company
       in force from time to time ; or iv) any issue
       of the shares of the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants of the Company or
       any securities which are convertible into shares
       in the Company; [Authority expires the earlier
       of conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company,
       the Companies Law, Chapter 22 [Law 3 of 1961,
       as consolidated and revised] of the Cayman
       Islands or any other applicable laws of Cayman
       Islands to be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares in the capital of the Company on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong [SFC] and the Stock Exchange for
       such purposes and otherwise in accordance with
       the rules and regulations of the SFC, the Stock
       Exchange, the Companies Law, Chapter 22 [Law
       3 of 1961, as consolidated and revised] of
       the Cayman Islands [Companies Law]) and all
       other applicable laws in this regard, during
       and after the relevant period not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company, the Companies Law or any other
       applicable laws of Cayman Islands to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company, pursuant to
       Resolution 5, by the addition to the aggregate
       nominal amount of the shares in the capital
       of the Company representing the aggregate nominal
       amount of the share capital of the Company
       purchased pursuant to or in accordance with
       the authority granted under Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 GLORY LTD.                                                                                  Agenda Number:  701615328
--------------------------------------------------------------------------------------------------------------------------
    Security:  J17304130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3274400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 GODO STEEL,LTD.                                                                             Agenda Number:  701629783
--------------------------------------------------------------------------------------------------------------------------
    Security:  J17388117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3307800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GOLDCREST CO.,LTD.                                                                          Agenda Number:  701622450
--------------------------------------------------------------------------------------------------------------------------
    Security:  J17451105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3306800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701523753
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV11073                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the proposed alterations to the existing          Mgmt          For                            For
       Memorandum and Articles of Association of the
       Company [the New Constitution] as specified
       and adopt the new Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN AGRI-RESOURCES LTD.                                                                  Agenda Number:  701534768
--------------------------------------------------------------------------------------------------------------------------
    Security:  ADPV11073                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  MU0117U00026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors and the Auditors          Mgmt          For                            For
       reports and the audited financial statements

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors fees                                Mgmt          For                            For

4.     Re-elect Mr. Simon Lim as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Hong Pian Tee as a Director                  Mgmt          For                            For

6.     Re-elect Mr. Lew Syn Pau as a Director                    Mgmt          For                            For

7.     Re-appoint Mr. Marie Joseph Raymond Lamusse               Mgmt          For                            For
       as a director

8.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

9.     Authorize the directors to allot and issue shares         Mgmt          For                            For

10.    Approve to renew of the shareholders mandate              Mgmt          For                            For
       for interested person transactions

11.    Approve to renew the share purchase mandate               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  701563529
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3978C108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG3978C1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Approve the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2007

3.1    Re-elect Ms. Du Juan as a Director of the Company         Mgmt          For                            For

3.2    Re-elect Mr. Chen Xiao as a Director of the               Mgmt          For                            For
       Company

3.3    Re-elect Mr. Ng Kin Wah as a Director of the              Mgmt          For                            For
       Company

3.4    Re-elect Mr. Sun Qiang Chang as a Director of             Mgmt          Against                        Against
       the Company

3.5    Re-elect Mr. Sze Tsai Ping, Michael as a Director         Mgmt          Against                        Against
       of the Company

3.6    Re-elect Mr. Chan Yuk Sang as a Director of               Mgmt          Against                        Against
       the Company

3.7    Re-elect Mr. Mark Christopher Greaves as a Director       Mgmt          Against                        Against
       of the Company

3.8    Re-elect Dr. Liu Peng Hui as a Director of the            Mgmt          Against                        Against
       Company

3.9    Re-elect Mr. Yu Tung Ho as a Director of the              Mgmt          For                            For
       Company

3.10   Re-elect Mr. Thomas Joseph Manning as a Director          Mgmt          For                            For
       of the Company

3.11   Authorise the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       issue or otherwise deal with additional shares
       of the Company, and to make or grant offers,
       agreements and options which might require
       the exercise of such power, during and after
       the relevant period, the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       and issued by the Company pursuant to the approval
       given in this resolution, otherwise than pursuant
       to: i) a rights issue; ii) the exercise of
       the rights of subscription or conversion attaching
       to any warrants issued by the Company or any
       securities which are convertible into Shares;
       iii) the exercise of any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares; or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Share in lieu of the whole
       or part of a dividend on Shares pursuant to
       the Bye-Laws of the Company from time to time,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution and the said approval shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period with which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws to be held]

6.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase shares of
       the Company [the Shares] on the Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other Stock Exchange on which the Shares
       may be listed and recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange under the
       Hong Kong Code on share repurchases, subject
       to and in accordance all applicable Laws and
       Regulations, the aggregate nominal amount of
       the Shares which may be repurchased by the
       Company pursuant to this resolution during
       the relevant period shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       passing of this resolution, and the approval
       granted under this resolution shall be limited
       accordingly; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company or any applicable
       Laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, the general mandate granted to the
       Directors of the Company to exercise the powers
       of the Company to allot, issue or otherwise
       deal with additional securities of the Company
       pursuant to Resolution 5 as specified be extended
       by the addition thereto an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       6 as specified, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of such securities of the Company in issue
       at the date of the passing of this resolution

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GOME ELECTRICAL APPLIANCES HOLDING LTD                                                      Agenda Number:  701575411
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3978C108                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG3978C1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, conditional upon the Listing Committee           Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       granting the listing of, and the permission
       to deal in, shares of HKD 0.025 each in the
       issued share capital of the Company upon the
       Share Subdivision [as specified] becoming effective,
       with effect from 9:30 A.M on the next business
       day [not being Saturday] following the date
       on which this resolution is passed, to sub-divide
       all the issued and unissued shares of HKD 0.10
       each in the capital of the Company into 4 shares
       of HKD 0.025 each [the Share Subdivision];
       and authorize the Directors of the Company
       to do all matters appropriate to effect and
       implement the Share Subdivision




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN FIELDER LTD, TAMWORTH                                                               Agenda Number:  701383490
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4223N112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000GFF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting
       of the Directors and the Auditor for the FYE
       30 JUN 2007

2.     Elect Mr. Gavin Walker as a Director of the               Mgmt          For                            For
       Company

3.     Elect Mr. Clive Hooke as a Director of the Company        Mgmt          For                            For

4.     Re-elect Mr. Graeme Hart as a Director of the             Mgmt          Against                        Against
       Company who retires by rotation

5.     Adopt the Company's remuneration report for               Mgmt          Against                        Against
       the FYE 30 JUN 2007

S.6    Approve to renew the proportional takeover provisions     Mgmt          For                            For
       in Rule 6 of the Constitution of Goodman Fielder
       Limited for a period of 3 years from the date
       of the meeting convened by the notice of meeting

S.7    Amend the Constitution of the Company by replacing        Mgmt          For                            For
       the number '35' wherever it appears in Rules
       8.1[l][3] and [4] by the number '45'

8.     Approve the establishment and operation of a              Mgmt          For                            For
       plan entitled the 'Goodman Fielder General
       Employee Share Plan' [GESP] for the provision
       of ordinary shares in Goodman Fielder Limited
       to employees of the Company and its subsidiaries;
       and the acquisition of ordinary shares in Goodman
       Fielder Limited by employees and the provision
       of benefits to those employees under the GESP,
       in accordance with the rules of the GESP, as
       specified

9.     Approve the establishment and operation of a              Mgmt          For                            For
       plan entitled the 'Goodman Fielder Performance
       Share Plan' (PSP) for the provision of equity
       incentives to senior executives of the Company
       and its subsidiaries whom the Board determines
       to be eligible to participate in the PSP; and
       the acquisition of ordinary shares in Goodman
       Fielder Limited by those senior executives
       and the provision of benefits to those executives
       under the PSP, in accordance with the rules
       of the PSP, as specified




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  701396322
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4229W108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       Receive the annual report of the Goodman Group            Non-Voting

       PLEASE NOTE THAT RESOLUTION 1 IS FOR GOODMAN              Non-Voting
       INTERNATIONAL LIMITED. THANK YOU.

1.     Elect Ms. Diane Grady as a Director of the Company,       Mgmt          For                            For
       who retiers in accordance with the Constitution

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       GOODMAN INTERNATIONAL LIMITED AND GOODMAN INDUSTRIAL
       TRUST. THANK YOU.

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

S.3    Approve, for the purposes [including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26], the issue of securities that
       are not subscribed for by Securityholders under
       the DRP for the distribution periods from 01
       JAN 2008 to 31 DEC 2008 to the underwriter
       of the DRP, or persons procured by the underwriter

4.     Approve, for the purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules for: a) the issue
       of 2,000,000 Securities to Mr. Gregory Goodman
       under the ESAP at an issue price of AUD 7.23
       per Security; and b) the making of an interest
       bearing loan of AUD 14,460,000 on a limited
       recourse basis under the ESAP for the purpose
       of acquiring those Securities

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       and the Listing Rules for the issue of 2,700,000
       Options to Mr. Gregory Goodman at an exercise
       price of AUD 6.36




--------------------------------------------------------------------------------------------------------------------------
 GRAFTON GROUP PLC                                                                           Agenda Number:  701536673
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4035Q189                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  IE00B00MZ448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement and statutory             Mgmt          For                            For
       reports for YE 31 DEC 2007

2.A    Re-elect Mr. Anthony E. Collins as a Director             Mgmt          For                            For
       of the Company

2.B    Re-elect Mr. Gillian Bowler as a Director of              Mgmt          For                            For
       the Company

2.C    Re-elect Mr. Richard W. Jewson as a Director              Mgmt          For                            For
       of the Company

2.D    Re-elect Mr. Michael Chadwick as a Director               Mgmt          For                            For
       of the Company

2.E    Re-elect Mr. Fergus Malone as a Director of               Mgmt          For                            For
       the Company

2.F    Re-elect Mr. Colm O Nuallain as a Director of             Mgmt          For                            For
       the Company

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

4.     Authorize the Directors to allot shares otherwise         Mgmt          For                            For
       than in accordance with Statutory pre-emption
       rights

5.     Grant authority market purchases of the Company's         Mgmt          For                            For
       own shares

6.     Approve to determine the price range for the              Mgmt          For                            For
       re-issue of treasurey shares off-market

7.     Grant authority the proposed contingent purchase          Mgmt          For                            For
       contract relating to A ordinary shares

8.     Grant authority the proposed sub-division of              Mgmt          For                            For
       A ordinary shares

9.     Amend the Articles of Association                         Mgmt          For                            For

10.    Amend the 1999 Grafton Group Share Scheme                 Mgmt          For                            For

11.    Grant authority the electronic communications             Mgmt          For                            For
       with shareholders




--------------------------------------------------------------------------------------------------------------------------
 GREAT NORDIC STORE NORD LTD                                                                 Agenda Number:  701468313
--------------------------------------------------------------------------------------------------------------------------
    Security:  K4001S214                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  DK0010272632
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Receive a report on the Company's activities              Non-Voting

b.     Approve the audited annual report and grant               Mgmt          For                            For
       discharge to the Supervisory Board and the
       Executive Management from liability

c.     Approve the distribution of the profit for the            Mgmt          For                            For
       year, including the declaration of any dividends,
       or as to the covering of any loss

d.i    Authorize the Supervisory Board to let the Company        Mgmt          For                            For
       and its subsidiaries acquire treasury shares
       of up to 10% of the Company's share capital
       at the market price applicable at the time
       of purchase subject to a deviation of up to
       10%; [Authority expires at the next AGM]

d.ii   Amend the Article 2[3] of the Articles of Association     Mgmt          For                            For
       as specified

d.iii  Approve, in order to be able to continue to               Mgmt          For                            For
       attract and retain the most qualified employees,
       to renew the authorization to issue share options;
       the amount for which Share Options may be issued
       would be DKK 15,000,000 nominal value; [Authority
       expires after 1 year]; amend the Article 4[4]
       of the Articles of Association as specified;
       approve to increase the derived authorization
       in Article 4[5] of the Articles of Association
       to increase the share capital by DKK 56,662,744
       to DKK 66,062,744 and extended for a period
       of 12 months to the effect that the figure
       '56,662,744' be amended to '66,062,744' and
       the wording 'until 21 MAR 2012' be amended
       to read 'until 11 MAR 2013'

d.iv   Approve the general guidelines for incentive              Mgmt          For                            For
       pay to the Management; amend the Article 18(4)
       of the Articles of Association as specified

e.     Re-elect Messrs. Mogens Hugo, Jorgen Bardenfleth,         Mgmt          For                            For
       Rene Svendsen-Tune, Mike van der Wallen and
       William E. Hoover, Jr. as the Members of the
       Supervisory Board, pursuant to Artilce 18[2]
       of the Articles of Association; Mr. Lise Kingo
       will not seek re-election

f.     Re-appoint KPMG C. Jespersen, Statsautoriseret            Mgmt          For                            For
       Revisionspartnerselskab, state authorized Public
       Accountants, as the Company's Auditors until
       the next AGM, pursuant to Article 25 of the
       Articles of Association

g.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 GREAT NORDIC STORE NORD LTD                                                                 Agenda Number:  701606595
--------------------------------------------------------------------------------------------------------------------------
    Security:  K4001S214                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  16-Jun-2008
        ISIN:  DK0010272632
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.1    Elect Mr. Per Wold-Olsen as the Member of the             Mgmt          For                            For
       Supervisory Board

1.2    Elect Mr. Wolfgang Reim as the Member of the              Mgmt          For                            For
       Supervisory Board

1.3    Elect Mr. Carsten Krogsgaard Thomsen as the               Mgmt          For                            For
       Member of the Supervisory Board

       If the above 3 candidates are elected, the Supervisory    Non-Voting
       Board will appoint Mr. Per Wold-Olsen as the
       new Chairman




--------------------------------------------------------------------------------------------------------------------------
 GREENCORE GROUP PLC                                                                         Agenda Number:  701447167
--------------------------------------------------------------------------------------------------------------------------
    Security:  G40866124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Feb-2008
        ISIN:  IE0003864109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       for the YE 28 SEP 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend of 8.21 cent per share           Mgmt          For                            For
       on the ordinary shares for the YE 28 SEP 2007

3.A    Re-appoint Mr. Patrick F. Coveney as a Director,          Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.B    Re-appoint Mr. Sean P. FitzPatrick as a Director,         Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.C    Re-appoint Mr. Patrick A. McCann as a Director,           Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

3.D    Re-appoint Mr. David A. Sugden as a Director,             Mgmt          For                            For
       who retires in accordance with the Articles
       of Association

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors for the YE 26 SEP 2008

S.5    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       23 and Section 24(1) of the Companies [Amendment]
       Act, 1983, to allot equity securities [Section
       23 of the Companies [Amendment] Act, 1983]
       for cash pursuant to the authority conferred
       by ordinary resolution to issue the unissued
       capital of the Company passed on 10 FEB 2005
       as if Sub-Section (1) of the said Section 23
       did not apply such allotment provided that
       this power shall be limited to the allotment
       of equity securities: a) in connection with
       any rights issue in favor of ordinary shareholders
       where the equity securities respectively attributable
       to the interests of all ordinary shareholders;
       and b) up to an aggregate nominal value to
       5% of the aggregate nominal value of the issued
       ordinary share capital of the Company as at
       14 JAN 2008; [Authority expires on the earlier
       of the day following the AGM of the Company
       or 14 AUG 2009]; and the Company may before
       such expiry make an offer or agreement which
       would or might require equity securities to
       be allotted after such expiry and the Directors
       may allot equity securities in pursuance of
       such offer or agreement as if the power conferred
       hereby had not expired

S.6    Authorize the Company and/or any of its subsidiaries      Mgmt          For                            For
       to make market purchase [Section 212 of the
       Companies Act, 1990] of shares of any class
       [except the special share] of the Company [the
       Shares] on such terms and conditions and in
       such manner as the Directors may from time
       to time determine but subject to the provisions
       of the Companies Act, 1990 and to the following
       restrictions and provisions: a) the maximum
       number of shares authorized to be acquired
       pursuant to the terms of this resolutions shall
       be such number of shares whose aggregate nominal
       value shall equal 10% of the aggregate nominal
       value of the issued share capital of the Company
       as at the close of business on the date of
       the passing of this resolution; b) the minimum
       price which may be paid for any share shall
       be the nominal value of the share; c) the maximum
       price which may be paid for the any share [a
       Relevant Share] shall be an amount equal to
       105% of the average of the 5 amounts resulting
       from determining whichever of the following
       in relation to the shares of the same class
       as the Relevant Share shall be appropriate
       for each of the 5 business days immediately
       preceding the day on which the Relevant Share
       is purchased, as determined from the information
       published in the Irish Stock Exchange Daily
       Official List reporting the business done on
       each of these 5 business days: i) if there
       shall be more than one dealing reported for
       the day, the average of the prices at which
       such dealings took place; or ii) if there shall
       be only one dealing reported for the day, the
       price at which such dealing took place; or
       iii) if there shall not be any dealing reported
       for the day, the average of the closing bid
       and offer prices for the day; and if there
       shall be only a bid [but not an offer] or an
       offer [but not a bid] price reported, or if
       there shall not be any bid or offer price reported
       for any particular day then that day shall
       not count as one of the said 5 business days
       for the purposes of determining the maximum
       price, if the means of providing the foregoing
       information as to dealings and prices by references
       to which the maximum price is to be determined
       is altered or is replaced by some other means,
       then have maximum price shall be determined
       on the basis of the equivalent information
       published by the relevant authority in relation
       to dealings on the Irish Stock Exchange or
       its equivalent; d) if the London Stock Exchange
       plc is prescribed as a recognized Stock Exchange
       for the purpose of Section 212 of the Companies,
       1990 then, with effect from the close of business
       on the day on which the London Stock Exchange
       plc is so prescribed, the authority conferred
       by this resolution shall include authority
       to make market purchase of shares on the London
       Stock Exchange plc provided that: i) any such
       purchase shall be subjected to any requirement
       of the Laws of the United Kingdom of Great
       Britain and Northern Ireland as shall applied
       there to; and ii) the maximum price which may
       be paid for any shares so purchased shall be
       determined in accordance with Paragraph (C)
       of this resolution but deleting from that Paragraph
       the reference to the Irish Stock Exchange Daily
       Official List and inserting instead reference
       to the Daily Official List of the London Stock
       Exchange plc and deleting from paragraph sub-paragraph
       (iii) thereof and the words appearing after
       sub-Paragraph (iii) and forming the rest of
       the first sentence of Paragraph (C) and inserting
       if there shall not be dealing reported for
       the day, the average of the prices quoted under
       the heading Quotation in respect of that share
       for the day and if there shall not be any Quotation
       reported for any particular day then that day
       shall not count as one of the said five business
       days for the purposes of determining the maximum
       price and deleting from the last line thereof
       the reference to the Irish Stock Exchange and
       inserting instead reference to the London Stock
       Exchange Plc; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or 14 AUG 2009]; and the Company or any such
       subsidiary may before such expiry enter into
       a contract for the purpose of shares which
       would or might be executed wholly or partly
       after such expiry and may complete any such
       contract as if the authority conferred hereby
       had not expired

S.7    Authorize the Company subject to and in accordance        Mgmt          For                            For
       with the provisions of the Transparency [Directive
       2004/109/EC] Resolutions 2007, to send, convey
       or supply all types of notices, documents or
       information by means of electronic equipment
       for the processing [including digital compression],
       storage and transmission of date, employing
       wires radio, optical technologies, or any other
       electromagnetic means, including by making
       such notices, documents or information available
       on a website

8.     Authorize the Directors, pursuant to Article              Mgmt          For                            For
       120(b) of the Articles of Association of the
       Company, to exercise the powers contained in
       the said Article so that the Directors may
       offer to holders of the ordinary shares in
       the capital of the Company the right to elect
       to receive an allotment of additional ordinary
       shares, credited as fully paid, instead of
       cash in respect of all or part of any dividend
       or dividends falling to be declared or paid
       at this AGM or at any time prior to the next
       following AGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 GREENTOWN CHINA HLDGS LTD                                                                   Agenda Number:  701568024
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4100M105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  KYG4100M1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the reports of the
       Directors and of the Auditors for the YE 31
       DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a.1  Re-elect Mr. CHEN Shunhua as a Director                   Mgmt          For                            For

3.a.2  Re-elect Mr. GUO Jiafeng as a Director                    Mgmt          For                            For

3.a.3  Re-elect Mr. JIA Shenghua as a Director                   Mgmt          For                            For

3.b    Authorize the Board to determine the Directors'           Mgmt          For                            For
       remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       for the ensuing year and authorize the Board
       of Directors to fix their remuneration

5.     Authorize the Directors to purchase its Shares,           Mgmt          For                            For
       subject to and in accordance with the applicable
       laws during the relevant period, not exceeding
       10% of the total nominal amount of the share
       capital of the Company in issue on the date
       of this Resolution; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with the unissued shares in the capital
       of the Company and make or grant offers, agreements
       and options, during and after the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company and otherwise
       than pursuant to a rights issue [as specified]
       or pursuant to the exercise of any options
       which may be granted or exercise of rights
       of subscription or conversion under the terms
       of any securities which are convertible into
       shares or the exercise of warrants to subscribe
       for share of the Company; or any scrip dividend
       or similar arrangement implemented, pursuant
       to the Articles of Association of the Company
       from time to time

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the general mandate granted
       to the Directors pursuant to Resolution 6 above
       to exercise the powers of the Company to issue,
       allot or deal with shares be and is hereby
       extended by the aggregate nominal amount of
       shares in the capital of the Company repurchased
       by the Company since the granting of such general
       mandate referred to in the above Resolution
       5, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 GREGGS PLC, JESMOND                                                                         Agenda Number:  701536849
--------------------------------------------------------------------------------------------------------------------------
    Security:  G41076103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0003858049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 29 DEC 2007,             Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors thereon

2.A    Re-appoint KPMG Audit PLC as the Auditors to              Mgmt          For                            For
       the Company, until the conclusion of the next
       general meeting at which accounts are laid
       before the Company

2.B    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

3.     Declare a final dividend for the FYE 29 DEC               Mgmt          For                            For
       2007 of 94p per share, to be paid on 23 MAY
       2008 to the Members whose names appear on the
       register of Members at the close of business
       on 25 APR 2008

4.A    Re-elect Mr. R. Whiteside as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

4.B    Re-elect Sir M.J. Darrington as a Director,               Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.C    Re-elect Mr. R.J. Hutton as a Director, who               Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

4.D    Re-elect Mrs. J.M. Baddeley as a Director, who            Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 29 DEC 2007

6.     Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 15.1 of the Articles of Association
       of the Company and in accordance with of Section
       80 of the Companies Act 1985 [the Act] [in
       substitution for any existing authority], to
       allot relevant securities [Section 80 of the
       Act] up to an maximum nominal amount of GBP
       700,000; [Authority expires on 12 AUG 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.7    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 6 and pursuant to Section 95
       of the Companies Act 1985 [the Act] [in substitution
       for any existing authority], to allot equity
       securities [Section 94 of the Act] for cash
       pursuant to the general authority conferred
       by Resolution 6 [as specified] and to sell
       relevant shares [in Section 94 of the Act]
       held by the Company as treasury shares [Section
       162A of the Act] for cash, as if [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities and sale of
       treasury shares: a) in connection with or pursuant
       to an offer by the way of rights, open offer
       or other pre-emptive offers to the holders
       of shares in the Company; and b) up to an aggregate
       nominal amount of GBP 105,000; [Authority expires
       on 12 AUG 2009]; and the Directors to allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.8    Authorize the Company, pursuant to Article 11.1.2         Mgmt          For                            For
       of the Articles of Association of the Company
       and pursuant to Section 166 of the Companies
       Act 1985 [the Act], to make market purchases
       [Section 163 of the Act] of up to 1,050,000
       ordinary shares of 20p each in the capital
       of the Company [Ordinary Shares] on such terms
       and in such manner as the Directors of the
       Company may from time to time determine, provided
       that the amount paid for each ordinary share
       [exclusive of expenses] shall not be more than
       5% above the average of the middle market quotation
       for an ordinary shares derived from the daily
       official list of London Stock Exchange Plc
       over the previous 5 business days before the
       date on which the contract for the purchase
       is made, in any event, not less than 20p per
       ordinary share; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company held in 2009 or 12 AUG 2009]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.9    Adopt the new Articles of Association produced            Mgmt          For                            For
       to the meeting and initialed by the Chairman
       of the meeting and marked New Articles A for
       the purpose of identification in substitution
       for and to the exclusion of the existing Article
       of Association with effect from the conclusion
       of meeting

S.10   Adopt, with effect from 00.01 a.m. on 01 OCT              Mgmt          For                            For
       2008 [or such other date on which Section 175
       of the Companies Act 2006 comes into force],
       the Articles of Association produced to the
       meeting and initialed by the Chairman of the
       meeting and marked New Articles B for the purpose
       of identification, as the Articles of Association
       of the Company in substitution for, and to
       the exclusion of, the Articles of Association
       in force immediately prior to such date




--------------------------------------------------------------------------------------------------------------------------
 GRIFOLS, SA, BARCELONA                                                                      Agenda Number:  701612548
--------------------------------------------------------------------------------------------------------------------------
    Security:  E5706X124                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  ES0171996012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 JUN 2008 AT 12:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 476592 DUE TO RECEIPT OF EXTRA RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual accounts for 2007                      Mgmt          For                            For

2.     Approve the consolidated accounts for 2007                Mgmt          For                            For

3.     Approve the Board Members for 2007                        Mgmt          For                            For

4.     Re-elect the Auditors for individual accounts             Mgmt          For                            For

5.     Re-elect the Auditors for consolidated accounts           Mgmt          For                            For

6.     Re-elect the Board                                        Mgmt          For                            For

7.     Approve the Board's remuneration                          Mgmt          For                            For

8.     Grant authority for the acquisition of own shares         Mgmt          For                            For

9.     Approve the delegation of powers for the execution        Mgmt          For                            For
       of agreements adopted in the general meeting

10.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Abstain                        Against
       PROPOSAL. Approve the distribution of 10.03M
       from the share premium account as proposed
       by scranton Enterprises NV




--------------------------------------------------------------------------------------------------------------------------
 GROUPE NORBERT DENTRESSANGLE SA, SAINT VALLIER                                              Agenda Number:  701544505
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4655Q106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  FR0000052870
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee,           Mgmt          Abstain                        Against
       the Supervisory Board and the Auditors, and
       approve the company's financial statements
       for the YE on 31 DEC 2007, as presented

O.2    Receive the reports of the Executive committee,           Mgmt          Abstain                        Against
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Articles L.225-86 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 29,703,698.19 for balance available
       for distribution: EUR 60,908,040.48, special
       reserve EUR 7,166.00; dividends: EUR 10,819,865.10;
       allocation to the optional reserve [so as to
       make it reach EUR 100,000,000.00]: EUR 5,000,000.00;
       balance to the retained earnings: EUR 45,081,009.38;
       and will receive a net dividend of EUR 1.10
       per share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 03 JUNE 2008; as required Bylaw
       for the last 3 FY's the dividends paid, were
       as follows: EUR 1.00 for FY 2006 EUR 0.89 for
       FY 2005 EUR 0.84 for FY 2004 in the event that
       the Company holds some of its own shares on
       such shares shall be allocated to the retained
       earnings account

O.5    Approve to renew the appointment of Mr. Evelyne           Mgmt          For                            For
       Dentressangle as a Member of the Supervisory
       Board for a 4-year period

O.6    Approve to renew the appointment of Mr. Bruno             Mgmt          For                            For
       Rousset as a Member of the Supervisory Board
       for a 4-year period

O.7    Appoint Mr. Vincent Menez as a Member of the              Mgmt          For                            For
       Supervisory Board for a 4-year period

O.8    Appoint Mr. Jean-Luc Poumarede as a Member of             Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.9    Approve to award total annual fees of EUR 231,000.00      Mgmt          For                            For
       to the Supervisory Board

O.10   Authorize the Executive Committee to buyback              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 95,361,270.00; [Authority expires
       at the end of 18 month period]; it supersedes
       the fraction unused of the authorization granted
       of 30 MAY 2007 in its Resolution 8; and to
       take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Executive Committee, subject to             Mgmt          For                            For
       the approval by the general meeting of Resolution
       8, to reduce the share capital, on 1 or more
       occasions and at its sole discretion, by canceling
       all or part of the shares held by the Company
       in connection with the authorizations to buyback
       shares of the Company, up to a maximum of 10%
       of the share capital over a 24-month period;
       [Authority expire at the end of 18 month period];
       it supersedes the fraction unused of the authorization
       granted of 30 MAY 2007 in its Resolution 9;
       and to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Executive Committee to increase             Mgmt          Against                        Against
       the capital, on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       20,000,000.00 in cash by issuance, with preferred
       subscription rights maintained, of debt securities
       the maximum nominal amount of debt securities
       which may issued shall not exceed EUR 400,000,000.00;
       [Authority expires at the end of 26 month period];
       it supersedes the fraction unused of the authorization
       granted of 30 MAY 2007 in its Resolution 10;
       and to take all necessary measures and accomplish
       all necessary formalities

E.13   Authorize the Executive Committee, to increase            Mgmt          Against                        Against
       the capital, on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       20,000,000.00, by issuance preferred subscription
       rights maintained, of debt securities the maximum
       nominal amount of debt securities which may
       issued shall not exceed EUR 400,000,000.00;
       [Authority expires at the end of 26 month period];
       it supersedes the fraction unused of the authorization
       granted of 30 MAY 2007 in its Resolution 11;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Executive Committee, to increase            Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase, with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at the end of 26
       month period], it supersedes the delegation
       granted of 30 MAY 2007 in its Resolution 12

E.15   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, in 1 or more transactions,
       in favor of the employees and the Corporate
       Officers of the Company who are the members
       of a Company savings Plan, and for a nominal
       amount shall not exceed EUR 393,000.00, to
       cancel the shareholder's preferential subscription
       rights in favour of beneficiaries ; [Authority
       is for a 26 month period]; it supersedes the
       fraction unused of the authorization granted
       of 30 MAY 2007 in its Resolution 15; and to
       take all necessary measures and accomplish
       all necessary formalities

E.16   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, appointed by ITL by a maximum
       nominal value of EUR 490,000.00 by the issuance
       of warrants giving right to subscribe to shares
       as follows: 125,000 warrants denominated BSA
       2208 A 120,000 warrants denominated BSA 2008
       B terms and conditions to exercise the warrants
       to subscribe to shares: 245,000 warrants to
       subscribe to shares will give right to subscribe
       for 245,000 shares of the Company, exercise
       price EUR245,000 exercise period until 30 SEP,
       inclusive to resolves to waive the preferential
       subscription rights of the shareholders to
       the warrants to subscribe to shares, these
       new shares will subject to the statutory provisions
       and will grant entitlement to the distribution
       of dividends, as from the first day of the
       FY the warrants to subscribe to shares are
       exercised

E.17   Amend the Article Number 6 III and 29 of the              Mgmt          For                            For
       ByLaws

OE.18  Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 GROUPE PARTOUCHE, PARIS                                                                     Agenda Number:  701470039
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4656R103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  FR0000053548
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Approve the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and the Company's financial
       statements for the YE on 31 OCT 2007, as presented;
       and Grant discharge to the Executive Committee
       for the performance of their duties during
       the said FY

O.2    Approve to appropriate the profit for the year            Mgmt          For                            For
       of EUR 23,957,858.00 to the retained earnings
       account; and retaining earnings account will
       show a new balance of EUR 210,099,021.00; in
       accordance with the regulations in force, the
       shareholders' meeting recalls that no dividend
       was paid for the previous 3 FY

O.3    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.4    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code, and approve the
       report and the agreements referred to therein

O.5    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 30.00, minimum sale price:
       EUR 10.00, maximum number of shares to be acquired:
       10% of the share capital; [Authority is given
       for 18 months period]; to take all necessary
       measures and accomplish necessary formalities

O.6    Appoint Mr. Isidore Partouche as a Member to              Mgmt          Against                        Against
       the Supervisory Board for a 6-year period

O.7    Appoint Mr. Marcel Partouche as a Member to               Mgmt          For                            For
       the Supervisory Board for a 6-year period

O.8    Appoint Mr. Maurice Sebag as a Member to the              Mgmt          For                            For
       Supervisory Board for a 6-year period

O.9    Appoint Mr. Gaston Ghrenassia as the Member               Mgmt          For                            For
       to the Supervisory Board for a 6-Year period

O.10   Approve to award total annual fees of EUR 66,000.00       Mgmt          For                            For
       to the Board of Directors

E.11   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on 1 or more occasions, existing
       of future shares, in favour of the Employees
       or the Corporate officers of the Company and
       related Companies; they may not represent more
       than 0.5% of the share capital; [Authority
       is given for 38 month period]

E.12   Grant full power to the to the Bearer of an               Mgmt          For                            For
       original, a copy or extract of the minutes
       of this meeting to carry out all filings, publication
       and other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION 3 AND RECORD DATE. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 GROUPE STERIA, VELIZY VILLACOUBLAY                                                          Agenda Number:  701575005
--------------------------------------------------------------------------------------------------------------------------
    Security:  F9892P100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  FR0000072910
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Management and the             Mgmt          For                            For
       Auditors, approve the Company's financial statements
       for the YE in 2007, as presented; accordingly,
       the shareholders' meeting gives permanent discharge
       to the Management for the performance of their
       duties during the said FY

O.2    Approve the recommendations of the Management             Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY:
       EUR 22,121,062.74 income for the FY: EUR 22,121,062.74
       legal reserve: EUR 788,081.00 distributable
       income: EUR 21,332,981.74 share reserved for
       the general partner [1% consolidated net profit
       share of the group]: EUR 500,180.00 balance
       available for distribution: EUR 20,832,801.74
       dividends: EUR 11,825,275.98 the shareholders
       will receive a net dividend of EUR 0.42 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 07 JUL 2008; the balance to
       the retained earnings which amounts to: EUR
       9,007,525.76 considering this assignment, the
       share capital will amount to EUR 544,473,124.61
       as required by law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 0.25 for FY 2004 EUR 0.30 for
       FY 2005 EUR 0.42 for FY 2006

O.3    Receive the reports of the Management and the             Mgmt          For                            For
       Auditors, approve the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.226.10 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.5    Approve to renew appoint Mr. M. Jacques Bentz             Mgmt          Against                        Against
       as a Member of the Supervisory Board for a
       4 year period

O.6    Approve to renew appoint Mr. M. Eric Hayat as             Mgmt          For                            For
       a Member of the Supervisory Board for a 4 year
       period

O.7    Approve to renew appoint Mr. M. Elie Cohen as             Mgmt          For                            For
       a Member of the Supervisory Board for a 4 year
       period

O.8    Approve to renew appoint Mr. M. Jacques Lafay             Mgmt          For                            For
       as a Member of the Supervisory Board for a
       4 year period

O.9    Approve to renew appoint Mr. M. Charles Paris             Mgmt          For                            For
       De Bollardiere as a Member of the Supervisory
       Board for a 4 year period

O.10   Approve to award total annual fees of EUR 170,000.00      Mgmt          For                            For
       to the Supervisory Board

O.11   Approve that the Management will see itself               Mgmt          For                            For
       allocating, as regards to the current FY, and
       in the absence of an opposite consideration
       of a shareholders' meeting, for every later
       FY, a global annual remuneration to targets
       reached to the amount of EUR 700,000.00, of
       among which: EUR 400,000.00 of remuneration
       fixes EUR 300,000.0 0 of variable remuneration
       for 100% of the annual reached targets in case
       of overrun of the targets, the amount of the
       fixed and variable remuneration cannot exceed
       EUR 850,000.00 the Board of Directors can enable
       the allocation of free shares to the Manager
       in functions of criteria of performances; this
       allocation to the Manager cannot exceed an
       envelope of 10,000 allotted shares during the
       FY 2008; the total, fixed and variable remuneration,
       paid to the Manager as regards to the FY 2007
       amounts to EUR 607,103.00

O.12   Authorizes the Management to trade in the Company's       Mgmt          Against                        Against
       shares on the stock market, subject to the
       conditions described below: maximum purchase
       price: EUR 50.00 maximum number of shares to
       be acquired: 10% of the share capital maximum
       funds invested in the share buybacks: EUR 141,505,000.00;
       [Authority expires at 18 month period]; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 05 JUN 2007 in its resolution 5;
       the shareholders' meeting delegates all powers
       to the management to take all necessary measures
       and accomplish all necessary formalities

E.13   Authorize the Management to reduce the share              Mgmt          For                            For
       capital, on 1 or more occasions and at its
       sole discretion, by canceling all or part of
       the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at18 month period];
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 05 JUN 2007 in its
       resolution 6; the shareholders' meeting delegates
       all powers to the Management to take all necessary
       measures and accomplish all necessary formalities

E.14   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to: the capital increases to be carried out
       with the use of the delegation[s] given by
       resolution[s] 15, 16, 17, 18 and 19 shall not
       exceed EUR 3,000,000.00 the issues of shares
       to be carried out with the use of the delegation[s]
       given by resolution[s] 15, 16, 17, 18 and 19
       shall not exceed EUR 3,000,000.00

E.15   Authorize the Management to increase the capital,         Mgmt          For                            For
       on 1 or more occasions, in France or a Broad,
       by a maximum nominal amount of EUR 3,000,000.00
       by issuance, with preferred subscription rights
       maintained, of shares and or securities; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 3,000,000.00;
       [Authority expires at 14 month period]; this
       amount shall count against the overall value
       set forth in resolution 14; approve to cancel
       the shareholders' preferential subscription
       rights in favor of holders of securities; to
       take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 14
       JUN 2006 in its Resolution 14

E.16   Authorize the Management to increase the capital,         Mgmt          For                            For
       on 1 or more occasions, in France or a Board,
       by a maximum nominal amount of EUR 3,000,000.00
       by issuance, with abolition of preferred subscription
       rights, of shares and or securities; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 3,000,000.00;
       [Authority expires at 14 month period]; approve
       to cancel the shareholders preferential subscription
       rights; this amount shall count against the
       overall value set forth in resolution 14; to
       take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 14
       JUN 2006 in its Resolution 17

E.17   Authorize the Management to increase the share            Mgmt          For                            For
       capital, up to 10% of the share capital, by
       way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires at 14 month period]; this amount shall
       count against the overall value set forth in
       resolution 14; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 14 JUN 2006
       in its Resolution 17

E.18   Authorize the Management to issue Company's               Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company; [Authority expires
       at 14 month period]; this amount shall count
       against the overall value set forth in resolution
       14; approve to cancel the shareholders' preferential
       subscription rights; to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 05 JUN 2007 in its
       Resolution 10

E.19   Receive the report of the Management, the shareholders'   Mgmt          For                            For
       meeting decides that the various delegations
       given to it at the present meeting shall be
       used in whole or in part in accordance with
       the legal provisions in force, during periods
       when cash or stock tender offers are in effect
       for the Company's share for a 14 month period,
       starting from the date of the present meeting;
       to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 14
       JUN 2006 in its Resolution 16

E.20   Authorize the Management for a 14 month period            Mgmt          For                            For
       and with in the limit of 10% of the Company's
       share capital to set the issue price of the
       ordinary shares or to be securities to be issued,
       in accordance with the term and conditions
       determined in the shareholders meeting; to
       take all necessary measures and accomplish
       all necessary formalities

E.21   Authorize the Management to grant for free on             Mgmt          For                            For
       1 or more occasions, existing or future shares
       in favor of the Employees or the Corporate
       officers of the Company and related Companies;
       they may not represent more than 0.88% of the
       share capital; [Authority expires at 26 month
       period]; the shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries of the
       shares; to take all necessary measures and
       accomplish all necessary formalities; this
       authorize supersedes the fraction unused of
       the authorization granted by the shareholders'
       meeting of 15 JUN 2005 in its Resolution 12

E.22   Authorize the Management to increase the share            Mgmt          For                            For
       capital, on 1 or more occasions, at its sole
       discretion, in favor of Employees and Corporate
       officers of the Company who are Members of
       a Company Savings Plan; [Authority expires
       at26 month period] and for a nominal amount
       that shall not exceed EUR 750,000.00; to take
       all necessary measures and accomplish all necessary
       formalities; this authorize supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 05 JUN 2007
       in its Resolution 7

E.23   Authorize the Management to increase the share            Mgmt          For                            For
       capital, 1 or more occasions, at its sole discretion,
       in favor of Employees and Corporate officers
       of the Company who are Members of a Company
       Savings Plan; [Authority expires at 26 month
       period] and for a nominal amount that shall
       not exceed EUR 750,000.00; this amount shall
       count against the overall value set forth in
       resolution 21; approve to cancel the shareholders'
       preferential subscription rights in favor of
       the beneficiaries answering to the characteristics;
       to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 05
       JUN 2007 in its Resolution 7

E.24   Authorize the Management to increase the share            Mgmt          For                            For
       capital by share issue as well as by all other
       securities giving access to the capital of
       the Company, up to the maximum limit of EUR
       750,000.00 of nominal amount representing 2.65%
       of the capital to the date of the present shareholders'
       meeting; approve to cancel the shareholders'
       preferential subscription rights in favor of
       beneficiaries; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 07 JUN 2007 in its Resolution 7

E.25   Amend Resolution 15 adopted by the shareholders'          Mgmt          For                            For
       meeting of the Company on 14 JUN 2006

E.26   Amend the Article 9.3 of the By-laws                      Mgmt          Against                        Against

E.27   Amend the Article 10 of the By-laws                       Mgmt          Abstain                        Against

E.28   Amend the Article 17.4 of the By-laws                     Mgmt          For                            For

E.29   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy of extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CATALANA OCCIDENTE SA, BARCELONA                                                      Agenda Number:  701515504
--------------------------------------------------------------------------------------------------------------------------
    Security:  E5701Q116                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  ES0116920333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual accounts, and Management               Mgmt          For                            For
       report for the period ending 31 DEC 2007

2.     Approve the application of earnings of 2007               Mgmt          For                            For

3.     Approve the annual accounts, and Management               Mgmt          For                            For
       report of the group for the period 2007

4.     Approve the Management of the Board during 2007           Mgmt          For                            For

5.1    Appoint and re-elect Mr. D. Mariano Bach Portabella       Mgmt          Against                        Against
       as a Advisor

5.2    Appoint and re-elect Mr. Villasa S.L as Advisor           Mgmt          Against                        Against

5.3    Appoint and re-elect Mr. Inversiones Giro Godo            Mgmt          Against                        Against
       S.L as a Advisor

5.4    Appoint and re-elect Mr. Usanser 07 S.L as a              Mgmt          Against                        Against
       Advisor

6.     Re-appoint the accounts Auditors of the Company           Mgmt          For                            For
       and the consolidated Group

7.     Approve the modifications to the introduction             Mgmt          For                            For
       of Articles 4.8 and 4.9 of the regulations
       concerning general meetings

8.     Approve the information regarding the modifications       Mgmt          For                            For
       of the regulations of the Board of administration

9.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares and to use the shares in remuneration
       packages

10.    Authorize the Board for the emission of fixed             Mgmt          For                            For
       income securities as outlined in Articles 319
       of the regulations of the Trade Registry and
       Articles153.1B and 159.2 of Company Law

11.    Approve the complementary agreements to the               Mgmt          For                            For
       aforementioned points

12.    Grant powers to execute the resolutions adopted           Mgmt          For                            For
       in the meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO EMPRESARIAL ENCE SA                                                                   Agenda Number:  701600389
--------------------------------------------------------------------------------------------------------------------------
    Security:  E5701K127                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  ES0130625512
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, management report            Mgmt          For                            For
       and the Board's management for the Company
       and the consolidated Group for 2007

2.     Approve the proposed application of profits               Mgmt          For                            For
       and dividend distribution of Grupo Empresarial
       Ence, S.A., for the FY 2007

3.1    Re-appoint Don Jose Manuel Serra Peris as a               Mgmt          For                            For
       Director

3.2    Re-appoint Don Pascual Fernandez Martinez as              Mgmt          For                            For
       a Director

3.3    Re-appoint Nortena Patrimonial, S.L as a Director         Mgmt          For                            For

3.4    Re-appoint Atalaya Inversiones, S.L as a Director         Mgmt          For                            For

3.5    Re-appoint Don Pedro Barato Triguero as a Director        Mgmt          For                            For

3.6    Approve to set the number of Directors                    Mgmt          For                            For

4.     Approve the appointment or re-election of the             Mgmt          For                            For
       Accounts Auditor of the Company and the consolidated
       Group

5.     Amend Article 2, about the Corporate Purpose,             Mgmt          For                            For
       of the Articles of Association, in order to
       expressly exclude the production and marketing
       of electric power and forest activities

6.1    Amend Article 21, about the Corporate Bodies              Mgmt          For                            For

6.2    Amend Article 44, about social responsibility             Mgmt          For                            For

7.1    Amend Article 5, about competencies                       Mgmt          For                            For

7.2    Amend Article 26, about voting of agreements              Mgmt          For                            For

8.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the corporate capital, in conformity with the
       provisions of Section 153.1.B of the Spanish
       Limited Companies Act, Ley De Sociedades Anonimas,
       with exclusion, if necessary, of the preferential
       subscription rights, as provided in Section
       159 of the same Act, rendering void, for the
       amount not used, the authority granted thereto
       by Resolution 6.b of the general meeting of
       shareholders held on 29 JUN 2006

9.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       the derivative acquisition of own shares, either
       directly or via affiliated companies, rendering
       void the authority granted thereto by the Agreement
       7.a of the general meeting of shareholders
       held on 30 MAR 2007

10.    Approve the delegation of powers for the execution,       Mgmt          For                            For
       construction, rectification and implementation
       of the resolutions adopted by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPPO COIN SPA, VENEZIA                                                                    Agenda Number:  701561208
--------------------------------------------------------------------------------------------------------------------------
    Security:  T30120108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  IT0004092091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements at 31 DEC 2007           Mgmt          Abstain                        Against
       and the Board of Auditors and the Independent
       Auditors report any adjournment therof

2.     Appoint Mr. D. Me'Gret                                    Mgmt          Against                        Against

3.     Approve the emoluments of the Board of Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPPO EDITORIALE L'ESPRESSO SPA, ROMA                                                      Agenda Number:  701503078
--------------------------------------------------------------------------------------------------------------------------
    Security:  T52452124                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  IT0001398541
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS MIX MEETING. THANK               Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 APR 2008 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2007, reports of the Board of Statutory
       Auditors and of the Independent Auditors, related
       and consequent resolutions

O.2    Authorize the Board of Directors, to purchase             Mgmt          For                            For
       and dispose of own shares

O.3    Approve the Phantom Stock Option Plan 2008 and            Mgmt          Against                        Against
       related resolutions

E.1    Approve to cancel part of treasury shares and             Mgmt          For                            For
       consequently to amend the Article 5 of the
       Company's By-Laws




--------------------------------------------------------------------------------------------------------------------------
 GS YUASA CORPORATION                                                                        Agenda Number:  701630863
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1770L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3385820000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVESTMENT LTD                                                                    Agenda Number:  701563480
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2929L100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Zhang Hui as a Director of the               Mgmt          Against                        Against
       Company

3.ii   Re-elect Mr. Tsang Hon Nam as a Director of               Mgmt          Against                        Against
       the Company

3iii   Re-elect Mr. Fung Daniel Richard as a Director            Mgmt          For                            For
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2011 or 30 JUN 2011 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.iv   Re-elect Ms. Wang Xiaofeng as a Director of               Mgmt          Against                        Against
       the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2011 or 30 JUN 2011 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.v    Re-elect Ms. Xu Wenfang as a Director of the              Mgmt          Against                        Against
       Company; [Authority expires the earlier of
       the conclusion of the AGM of the Company to
       be held in 2011 or 30 JUN 2011 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.vi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Board to fix their remuneration

5.     Authorize the Directors, subject to the other             Mgmt          For                            For
       provisions of this resolution and pursuant
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to allot, issue
       and deal with ordinary shares of HKD 0.50 in
       the capital of the Company and make or grant
       offers, agreements and options, during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to i) a Rights Issue or ii) the exercise
       of the subscription or conversion rights attaching
       to any warrants, preference shares, convertible
       bonds or other securities issued by the Company
       which are convertible into ordinary Shares
       or iii) the exercise of options granted by
       the Company under any option scheme or similar
       arrangement for the time being adopted for
       the grant to Directors, officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or other eligible person [if any] of rights
       to acquire ordinary Shares or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Ordinary Shares in lieu of
       the whole or part of a dividend on the ordinary
       Shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles or any applicable laws of the Hong
       Kong Special Administrative Region of the People's
       Republic of China [Hong Kong] to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.50 each in the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of Hong Kong to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to add the aggregate nominal amount
       of number of HKD 0.50 each in the share capital
       repurchased by the Company pursuant to Resolution
       6, to the aggregate nominal amount of the share
       capital that may be allotted, issued or dealt
       with or agreed conditionally or unconditionally
       to be allotted that may be allotted, issued
       or dealt with by the Directors pursuant to
       the approval in Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701462450
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2931U106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Mar-2008
        ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, a conditional CTMP Facilities         Mgmt          For                            For
       and Fixtures Lease Agreement [the CTMP Facilities
       Lease Agreement] entered into between Guangzhou
       Paper Company Ltd. [GZ Paper], an indirect
       subsidiary of the Company and Guangzhou Paper
       Holdings Limited [GZ Paper Holdings] on 24
       JAN 2008 [as specified], pursuant to which
       GZ Paper Holdings agreed to lease certain facilities
       and fixtures relating to Chemico-Thermomechanical
       Pulping to GZ Paper and all the transactions
       contemplated under the CTMP Facilities Lease
       Agreement and authorize the Directors of GZ
       Paper to do all such acts and things and execute
       all such documents as they may in their absolute
       discretion consider necessary or desirable
       to give effect to the CTMP Facilities Lease
       Agreement and the transactions contemplated
       thereby or incidental thereto

2.     Approve and ratify, a conditional Wastewater              Mgmt          For                            For
       Treatment Facilities and Fixtures Lease Agreement
       [the Wastewater Treatment Facilities Lease
       Agreement] entered into between GZ Paper and
       GZ Paper Holdings on 24 JAN 2008 [as specified],
       pursuant to which GZ Paper Holdings agreed
       to lease certain facilities and fixtures relating
       to Wastewater Treatment to GZ Paper and all
       the transactions contemplated under the Wastewater
       Treatment Facilities Lease Agreement and authorize
       the Directors of GZ Paper to do all such acts
       and things and execute all such documents as
       they may in their absolute discretion consider
       necessary or desirable to give effect to the
       Wastewater Treatment Facilities Lease Agreement
       and the transactions contemplated thereby or
       incidental thereto

3.     Approve and ratify, a Supplemental Lease Contract         Mgmt          For                            For
       [the Supplemental Lease Contract] entered into
       between GZ Paper and GZ Paper Holdings on 24
       JAN 2008 in relation to certain amendments
       to the lease contract dated 17 OCT 2002 [the
       Original Lease Contract, together with the
       Supplemental Lease Contract, the Lease Contract]
       [as specified] entered into between GZ Paper
       Holdings and GZ Paper pursuant to which GZ
       Paper Holdings leases certain land, workshops
       and ancillary buildings located at No. 40,
       Guangzhi Road, Haizhu District, Guangzhou,
       the People's Republic of China to GZ Paper
       for a term of 20 years and all the transactions
       contemplated under the Supplemental Lease Contract
       and authorize the Directors of GZ Paper to
       do all such acts and things and execute all
       such documents as they may in their absolute
       discretion consider necessary or desirable
       to give effect to the Lease Contract and the
       transactions contemplated thereby or incidental
       thereto

4.     Approve the maximum aggregate annual capital              Mgmt          For                            For
       of RMB 626.32 million [approximately HKD 673.46
       million] for the lease of certain facilities
       and fixtures under the CTMP Facilities Lease
       Agreement and the Wastewater Treatment Facilities
       Lease Agreement, the lease of certain land,
       workshops and ancillary buildings under the
       Lease Contract and the supply of certain utilities
       under the utilities supply contract dated 17
       OCT 2002, as specified




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701565698
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2931U106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited accounts for the YE 31 DEC              Mgmt          For                            For
       2007 and the reports of the Directors and Auditor
       thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Mr. Ou Bingchang as Director                     Mgmt          For                            For

3.II   Re-elect Mr. Liang Yi as Director                         Mgmt          For                            For

3.III  Re-elect Mr. Tang Shouchun as Director                    Mgmt          For                            For

3.IV   Re-elect Mr. Wang Hongtao as Director                     Mgmt          Against                        Against

3.V    Re-elect Mr. Zhang Huaqiao as Director                    Mgmt          For                            For

3.VI   Authorize the Board to fix Directors' remuneration        Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers as Auditor              Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

5.A    Authorize the Directors to repurchase its own             Mgmt          For                            For
       shares during the relevant period on The Stock
       Exchange of Hong Kong Limited ["Stock Exchange"]
       or any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the securities and futures commission and
       the stock exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the stock exchange
       ["Listing Rules"] or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of Hong Kong to be held]

5.B    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B of the Companies Ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options which might require
       the exercise of such powers during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this Resolution and the said approval shall
       be limited accordingly, otherwise than pursuant
       to i) a rights issue, ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to eligible participants
       under such scheme and arrangement of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company, or
       iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws of Hong
       Kong to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to add the aggregate nominal amount
       of the number of shares in the capital of the
       Company which shall have been repurchased by
       the Company pursuant to and in accordance with
       Resolution 5.A above, to the aggregate nominal
       amount of the share capital of the Company
       which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to and in accordance
       with the exercise of the general mandate approved
       in Resolution 5.B

s.6    Amend the Articles of Association of the Company          Mgmt          For                            For
       by adding the Article 70A immediately after
       Article 70, as specified




--------------------------------------------------------------------------------------------------------------------------
 GULLIVER INTERNATIONAL CO.,LTD.                                                             Agenda Number:  701583951
--------------------------------------------------------------------------------------------------------------------------
    Security:  J17714106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  JP3235700006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Increase        Mgmt          Against                        Against
       Board Size

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 GUNNEBO AB, GOETEBORG                                                                       Agenda Number:  701375265
--------------------------------------------------------------------------------------------------------------------------
    Security:  W40501103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  SE0000195570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Elect the Chairman of the meeting                         Mgmt          No vote

2.     Approve the voting list                                   Mgmt          No vote

3.     Elect 1or 2 persons approving the minutes                 Mgmt          No vote

4.     Approve the agenda                                        Mgmt          No vote

5.     Approve to determine whether the meeting has              Mgmt          No vote
       been properly convened

6.     Approve: the introduction of a new Global Incentive       Mgmt          No vote
       Program - Incentive Program 2007, in accordance
       with the principal terms and guidelines as
       specified; to authorize the Board of Directors,
       within the Incentive Program 2007, to re-allocate
       the number participants, and thereby the number
       of options, between warrants and employee stock
       options and synthetic options, as may be necessary
       in relation to unforeseen legal or other circumstances;
       with deviation from the shareholders preferential
       rights, to issue a maximum of 198,000 shares
       in total, whereby the Company's share capital
       may increase by a maximum of SEK 990,000 and
       that the specified principal terms apply to
       the issue; with deviation from the shareholders'
       preferential rights, to issue a maximum of
       792,000 Warrants [Series 2007/2011:I], whereby
       the Company's share capital may increase by
       a maximum of SEK 3,960,000 and that the specified
       principal terms shall apply to the issue; and
       that the wholly-owned subsidiary GSAB may,
       within the scope of the Incentive Program 2007,
       transfer warrants to the participants of the
       incentive Program 2007 and generally dispose
       the warrants in order to fulfill the obligation
       of the Company pursuant to the Incentive Program
       2007

7.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           No vote
       Approve: a) the introduction of a new Incentive
       Program for Members of the Board of the Company
       ["Board Program 2007"] in accordance with the
       specified terms; b) with deviation from the
       shareholders' preferential rights, to issue
       a maximum of 44,000 shares in total, whereby
       the Company's share capital may increase by
       a maximum of SEK 220,000; that the specified
       principal terms shall apply to the issue; c)
       with deviation from he shareholders' preferential
       rights, to issue a maximum of 176,000 Warrants
       Series 2007/2011: II, whereby the Company's
       share capital may increase by a maximum of
       SEK 880,000, that the specified principal terms
       shall apply to the issue; that the wholly-owned
       subsidiary GSAB may, within the scope of the
       Board Program 2007, transfer warrants to the
       Members of the Board of Directors of the Company
       and that such transfers be made at market value,
       as determined by an independent valuation institute
       using Black & Scholes valuation formula in
       relation to options at the time of the transfer;
       to authorize Stena Adactum AB, through an appointed
       representative of the Company, if the exchange
       quotation f Gunnebo, at the time of allocation
       of shares and Warrants under the Board Program
       2007, would fall below the subscription rate
       of SEK 55.00 per newly issued share as set
       out in [c], to decide not to pursue the Board
       Program 2007 and that Stena Adactum AB, through
       an appointed representative for the Company,
       may make minor adjustments as may prove necessary
       in connection with registrations of the decisions
       at the Swedish Companies Registration Office
       and VPC AB

8.     Closing of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GUNNS LTD                                                                                   Agenda Number:  701392033
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4393F105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Nov-2007
        ISIN:  AU000000GNS5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       for the YE 30 JUN 2007 and the report of the
       Directors and the Auditor thereon

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 30 JUN 2007, as specified

3.A    Re-elect Mr. R. T. J. Holyman as a Director               Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Constitution

3.B    Re-elect Mr. R. T. Gray as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Constitution

3.C    Elect Mr. R. V. Millar as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

4.     Approve that, in accordance with the Company's            Mgmt          For                            For
       Constitution, the maximum aggregate amount
       of remuneration which may be provided by the
       Company to all Directors for their services
       as Directors be increased by AUD 300,000.00
       to a maximum sum of AUD 800,000.00 a year,
       with effect from 01 JAN 2008

5.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and all other purposes, the issue of 10,742,997
       ordinary shares to investors at a price of
       1.83 Gunns shares for one Auspine Limited share
       pursuant to a Share Sale Agreement announced
       to the ASX on 15 MAY 2007; and the issue of
       15,000,000 ordinary shares at an issue price
       of AUD 3.36 to investors pursuant to a share
       placement announced to the ASX on 13 JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 GUNZE LIMITED                                                                               Agenda Number:  701610607
--------------------------------------------------------------------------------------------------------------------------
    Security:  J17850124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3275200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Approve Renewal of Countermeasures to Large-Scale         Mgmt          Against                        Against
       Acquisitions of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 GUYENNE ET GASCOGNE SA, BAYONNE                                                             Agenda Number:  701542537
--------------------------------------------------------------------------------------------------------------------------
    Security:  F47103118                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  FR0000120289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the report of the Executive Committee,            Mgmt          Abstain                        Against
       and the Auditors, and approve the Company's
       financial statements for the YE on 31 DEC 2007,
       as presented earnings for FY: EUR 30,870,288.00;
       the expenses and charges that were not tax-deductible
       together with the corresponding tax-amounts
       that are mentioned in the attach annex

2.     Receive the reports of Executive Committee,               Mgmt          Abstain                        Against
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form of presented to the meeting, consolidated
       earnings for the FY: EUR 30,987,000.00

3.     Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       Agreements Governed by Article L.225.86 of
       the French Commercial Code, and approve the
       agreements entered in to or which remained
       in force during the FY

4.     Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 30,870,288.00 prior retained
       earnings: EUR 20,882,249.00 balance available
       for distribution: EUR 51,752,537.00; dividends:
       EUR 23,689,172.00; retained earnings after
       appropriation: EUR 28,063,365.00; the shareholders
       will receive a net dividend of EUR 3.50 per
       share, and will entitle for natural persons
       fiscally domiciled in France, to the 40% deduction
       provided by the French Tax Code; this dividend
       will be paid on 30 MAY 2008 in the event that
       the Company holds some of its own shares on
       the date the amount of the unpaid, were as
       follows EUR 3.20 for the FY 2006; EUR 2.65
       for the FY 2005; EUR 2.50 for the FY 2004

5.     Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired 5% of the share capital,
       i.e. 338,416 shares, maximum Funds invested
       in the share buybacks: EUR 43,994,080.00; [Authority
       expires at the end of 18 month period]; the
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 23 MAY 2007 to take all necessary
       measures and accomplish all necessary formalities

6.     Approve to renew the appointment of Mr. Emmeline          Mgmt          For                            For
       D'Audiffret Pasquier as a Member of the Supervisory
       Board for a 6 year period

7.     Approve to renew the appointment of Mr. Vincent           Mgmt          For                            For
       Hollard as a Member of the Supervisory Board
       for a 6 year period

8.     Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       De Pontac Member DU Conseil De Surveillance
       as a Member of the Supervisory Board for a
       6 year period

9.     Ratify the appointment of Mr. Philippe Marini             Mgmt          For                            For
       as a Member of the Supervisory Board, to replace
       the Alexandre Delieuze, for the reminder of
       the Alexandre Delieuze's term of office, i,e
       approve the financial statement for the FYE
       31 DEC 2013

10.    Appoint Mr. Christian Beau as a Member of the             Mgmt          For                            For
       Supervisory Board for a 6 year period

11.    Appoint Mr. Jacques Le Foll as a Member of the            Mgmt          For                            For
       Supervisory Board for a 6 year period

12.    Approve to award total annual fees of EUR 120,000.00      Mgmt          For                            For
       to the Supervisory Board

13.    Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy of extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 GWA INTERNATIONAL LTD                                                                       Agenda Number:  701365909
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4394K103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000GWT4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Company's financial statements for            Non-Voting
       the FYE 30 JUN 2007 together with the statement
       and report by the Directors and the report
       by the Auditor in relation thereto

1.     Re-elect Mr. Barry Thornton as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 11.3 of the Company's Constitution

2.     Re-elect Mr. Robert Anderson as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 11.3 of the Company's Constitution

3.     Re-elect Mr. Bill Bartlett as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 11.12 of the Company's Constitution

4.     Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

5.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, the issue at market price under the
       terms and conditions of the GWA International
       Employee Share Plan, of 250,000 fully paid
       ordinary shares to Mr. Peter Crowley, Managing
       Director, the main terms are as specified

S.6    Amend the Company's Constitution, in the manner           Mgmt          For                            For
       provided in the constitution tabled at the
       meeting and initialed by the Chairman for the
       purposes of identification, with effect from
       the close of this meeting




--------------------------------------------------------------------------------------------------------------------------
 H&R REAL ESTATE INVT TR                                                                     Agenda Number:  701624834
--------------------------------------------------------------------------------------------------------------------------
    Security:  403925100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  CA4039251000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the trustees                                        Mgmt          For                            For

2.     Appoint the Auditors of the trust and authorize           Mgmt          For                            For
       the trustees to fix the remuneration of the
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 H. LUNDBECK A/S                                                                             Agenda Number:  701519728
--------------------------------------------------------------------------------------------------------------------------
    Security:  K4406L129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  DK0010287234
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report from the Supervisory Board             Mgmt          Abstain                        Against
       on the activities of the Company during the
       previous year

2.     Approve the presentation of the annual report             Mgmt          For                            For
       for approval, and grant discharge to the Supervisory
       Board and the Executive Management from liability

3.     Approve that the dividends of 30% of the profit           Mgmt          For                            For
       for the year, corresponding to DKK 2.56 per
       share or a total amount of DKK 530.6 million
       be distributed for the FY 2007

4.     Re-elect Messrs. Per Wold-Olsen, Thorleif Krarup,         Mgmt          For                            For
       Peter Kurstein, Mats Pettersson and Jes Ostergaard,
       elect Mr. Egil Bodd to the Supervisory Board

5.     Re-appoint Deloitte Statsautoriseret Revisionaktieselskab Mgmt          For                            For
       as the Authorized Accountants

6.1    Approve the reduction of the Company's share              Mgmt          For                            For
       capital with shares from the Company's holding
       of treasury shares; the holding of treasury
       shares has been acquired from the Company's
       shareholders, including as part of the implementation
       of share buyback programmes

6.2    Approve the insertion of a new Article 4.4 in             Mgmt          Against                        Against
       the Articles of Association; that the subsequent
       Article numbers be renumbered accordingly as
       a result of the new provisions; and amend
       Article 4.5 as specified

6.3    Authorize the Supervisory Board, for the period           Mgmt          For                            For
       until the next AGM, to arrange for an acquisition
       by the Company of treasury shares representing
       a nominal value up to 10% of the share capital;
       the purchase price of the shares in question
       may not deviate by more than 10% from the price
       quoted on the OMX in Copenhagen on the date
       of acquisition; the purchase price quoted by
       the OMX shall be understood as the closing
       price - all trades at 5:00 P.M; approve: to
       define the general guidelines for incentive
       pay for the members of Executive Management;
       to adopt a new provision to be inserted in
       Article 5.6 of the Articles of Association;
       and a set of guidelines for incentive pay for
       Executive Management

6.4    Authorize the Chairman to make such changes               Mgmt          For                            For
       in and supplements to the matters adopted at
       the general meeting and the notification to
       the Danish Commerce and Companies Agency as
       may be requested by the Commerce and Companies
       Agency in connection with its registration
       of the amendments made

7.     Any other business                                        Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 H.I.S.CO.,LTD.                                                                              Agenda Number:  701444781
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20087102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  JP3160740001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 H2O RETAILING CORPORATION                                                                   Agenda Number:  701618526
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2358J102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3774600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote

2.9    Appoint a Director                                        Mgmt          No vote

2.10   Appoint a Director                                        Mgmt          No vote

3.1    Appoint a Corporate Auditor                               Mgmt          No vote

3.2    Appoint a Corporate Auditor                               Mgmt          No vote

3.3    Appoint a Corporate Auditor                               Mgmt          No vote

4      Approve Payment of Bonuses to Directors and               Mgmt          No vote
       Corporate Auditors

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          No vote
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Authorize Use of Stock Option Plan as Stock               Mgmt          No vote
       Conpensation for Directors




--------------------------------------------------------------------------------------------------------------------------
 HAKON INVEST AB                                                                             Agenda Number:  701501137
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4248R109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SE0000652216
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Meeting is opened                                         Mgmt          For                            For

2.     Elect Mr. Lars Otterbeck as the Chairman of               Mgmt          For                            For
       the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the Secretary and two minutes-checkers              Mgmt          For                            For
       to attest the minutes jointly with the Chairman

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the report on the operations of the               Mgmt          For                            For
       Company

8.     Receive the report on the work and performance            Mgmt          For                            For
       of the Board and its Committees

9.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report and the consolidated financial statements
       and the consolidated Auditors' report

10.    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and balance
       sheet

11.    Approve a dividend of SEK 6.00 per common share;          Mgmt          For                            For
       25 APR 2008 as the record date for receiving
       the dividend; payment of the dividend is expected
       to be made via VPC AB on 30 APR 2008

12.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and of the President from liability
       for the FY

13.    Receive the report on the work of the Nomination          Mgmt          For                            For
       Committee

14.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 7 [unchanged]

15.    Approve the total fees to the Board amount to             Mgmt          For                            For
       a total of SEK 1,980,000 of which SEK 550,000
       is to be paid to the Chairman of the Board,
       SEK 330,000 to the Deputy Chairman and SEK
       220,000 to each of the other Members elected
       by the meeting; and a provision of SEK 325,000
       be made for Committee work and be distributed
       as follows: for work in the Investment Committee,
       remuneration is to be paid in a total amount
       of SEK 125,000, of which SEK 50,000 is to be
       paid to the Chairman and SEK 25,000 to each
       of the other Members; for work in the Audit
       Committee, remuneration is to be paid in a
       total amount of 75,000, of which SEK 50,000
       is to be paid to the Chairman and SEK 25,000
       to other Members; for work in the Remuneration
       Committee, a total of SEK 50,000 is to be paid,
       or SEK 25,000 for each Member; an amount of
       SEK 75,000 is reserved in order to facilitate
       the election on 3 more Directors in the Committees
       or establish further Committees within the
       Board; the fees to the Auditors be as approved
       invoice

16.    Re-elect Messrs. Lars Otterbeck, Cecilia Daun             Mgmt          For                            For
       Wennborg, Anders Fredriksson, Thomas Strindeborn,
       Jan-Olle Folkesson and Jan Olofsson as the
       Board Members; elect Mr. Magnus Moberg as a
       new Member to the Board; and re-elect Mr. Lars
       Otterbeck as the Chairman of the Board

17.    Approve the decisions regarding the Nomination            Mgmt          For                            For
       Committee as specified

18.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Senior Executives

19.    Approve the 2008 options program and the transfer         Mgmt          For                            For
       of the Company's own shares as specified

20.    Authorize the Board during the period prior               Mgmt          For                            For
       to the next AGM on 1 or more occasions to acquire
       a maximum of 350,000 common shares in the Company;
       the acquisitions shall be made on the OMX Nordic
       Exchange at a price within the registered price
       interval at any given time that is between
       the highest bid price and the lowest ask price;
       repurchase may not occur during a period in
       which an assessment of an average price of
       the Company's share is being made for the purpose
       of establishing the terms for the proposed
       options program for 2008 for senior executives
       in the Company; the purpose of the repurchase
       is to cover the allotment of options in the
       Company's proposed options program for 2008

21.    Other matters                                             Non-Voting

22.    Close the meeting                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HALDEX AB, STOCKHOLM                                                                        Agenda Number:  701488618
--------------------------------------------------------------------------------------------------------------------------
    Security:  W3924P122                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  SE0000105199
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting and elect Mr. Sune Karlsson,       Mgmt          For                            For
       Chairman of the Board of Directors, as a Chairman
       of the AGM 2008

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 persons to approve the minutes                    Mgmt          For                            For

4.     Approve the determination of compliance with              Mgmt          For                            For
       the rules of convocation

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve the Managing Director's report                    Mgmt          For                            For

7.     Approve the annual report and the Auditor's               Mgmt          For                            For
       report and the consolidated financial statements
       and the Group Auditor's report

8.a    Adopt the statement of income and the balance             Mgmt          Abstain                        Against
       sheet and the consolidated statement of income
       and the consolidated balance sheet

8.b    Grant discharge to the Board of Directors and             Mgmt          Abstain                        Against
       the Managing Director from personal liability
       for the FY 2007

8.c    Declare a dividend of SEK 4.50 per share; for             Mgmt          For                            For
       the dividend, 18 APR 2007 as record date; if
       the general meeting so resolves, the payment
       of the dividend is expected to be made by VPC
       starting 23 APR 2008

9.     Approve to determine the number of Directors              Mgmt          For                            For
       to be 7, with no Deputy Directors

10.    Approve to determine the fees to the Directors            Mgmt          For                            For
       for the period up to and including the AGM
       2009 shall amount to SEK 1,925,000 in total
       [including fees for committee work] to be distributed
       between the Directors as follows: the Chairman
       of the Board of Directors shall receive SEK
       450,000, the Deputy Chairman of the Board of
       Directors shall receive SEK 300,000 and each
       of the other Directors shall receive SEK 175,000;
       consideration for Committee work shall be allocated
       as follows: Chairman of the Audit Committee
       SEK 100,000, Member of the Audit Committee
       SEK 50,000, Chairman of the Compensation Committee
       SEK 50,000 and Member of the Compensation Committee
       SEK 25,000

11.    Approve to determine the fees to the Auditors             Mgmt          For                            For
       in accordance with their submitted offer, in
       respect of the audit, and for other services
       on approved account

12.    Re-elect Messrs. Lars-Goran Moberg, Arne Karlsson,        Mgmt          For                            For
       Caroline Sundewall, Cecilia Vieweg, Anders
       Thelin and Anders Boss as the Directors and
       elect Dr. Reiner Beutel as Deputy Chairman
       of the Board and Mr. Lars-Goran Moberg as a
       Chairman of the Board of Directors

13.    Approve the composition of the Nomination Committee,      Mgmt          For                            For
       etc as specified

14.    Approve the specified guidelines for remuneration         Mgmt          For                            For
       to the Senior Executives

15.a   Authorizes the Board of Directors to resolve              Mgmt          For                            For
       on repurchase of own shares on 1 or several
       occasions during the period up to the AGM 2009
       in accordance with the acquisition of own shares
       shall be made on the OMX Nordic Exchange Stockholm,
       own shares may be acquired to the extent the
       Company's holdings of own shares in total amounts
       to no more than one tenth of all shares in
       the Company, acquisition of own shares shall
       be made in cash and at a price within the registered
       share price range at the time of the acquisition

15.b   Authorize the Board of Directors to resolve               Mgmt          For                            For
       on transfer of own shares on one or several
       occasions during the period up to the AGM 2009
       in accordance with the following: transfer
       of own shares shall be made either on the OMX
       Nordic Exchange Stockholm or in another manner,
       transfer of own shares may be made with deviation
       from the shareholders' preferential rights,
       the maximum number of shares that may be transferred
       shall be the total number of own shares held
       by the Company at the time of the Board's resolution
       to transfer the shares, transfer of shares
       shall be made at a price that shall be determined
       in close connection with the shares' quoted
       price at the time of the Board's resolution
       to transfer the shares, payment for the transferred
       shares may be made in cash, by contribution
       in kind or by set-off

15.c   Authorize the Board of Directors to resolve               Mgmt          For                            For
       on transfer of own shares on one or several
       occasions during the period up to the AGM 2009
       in accordance with the following: transfer
       of own shares may be made on the OMX Nordic
       Exchange Stockholm, a maximum of 376,470 shares
       may be transferred, transfer of own shares
       shall be made in cash at a price that shall
       be determined in close connection with the
       shares' quoted price at the time of the Board's
       resolution to transfer the shares

16.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HARRY WINSTON DIAMOND CORP                                                                  Agenda Number:  701589838
--------------------------------------------------------------------------------------------------------------------------
    Security:  41587B100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  CA41587B1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Messers: Mathew W. Barrett, Micheline               Mgmt          For                            For
       Bouchard, Robert A. Gannicott, Noel Harwerth,
       Daniel Jarvis, Lyndon Lea, Laurent E. Mommeja,
       Thomas J. O'neill and J. Roger B. Phillimore
       as the Directors of the Corporation, to hold
       office until the next annual meeting of shareholders
       or until their successors are elected

2.     Re-appoint KPMG LLP, Chartered Accountants as             Mgmt          For                            For
       the Auditors of the Corporation and authorize
       the Directors to fix their remuneration

3.     Approve the amendment of the Corporation's Stock          Mgmt          For                            For
       Option Plan




--------------------------------------------------------------------------------------------------------------------------
 HARVEY NORMAN HOLDINGS LTD                                                                  Agenda Number:  701394417
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4525E117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  AU000000HVN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the statement of financial           Mgmt          For                            For
       position and statement of financial performance
       of the Company, the Directors' declaration
       and the Directors' report and independent Audit
       report for the YE 30 JUN 2007

2.     Adopt the remuneration report as included in              Mgmt          For                            For
       the Directors' report for YE 30 JUN 2007

3.     Declare the dividend as recommended by the Board          Mgmt          For                            For

4.a    Elect Mr. Chris Mentis as a Director, who was             Mgmt          For                            For
       appointed by the Board since the last AGM of
       the Company

4.b    Re-elect Mr. Kay Lesley Page as a Director,               Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

4.c    Re-elect Mr. Michael John Harvey as a Director,           Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

4.d    Re-elect Mr. Ian John Norman as a Director,               Mgmt          For                            For
       who retires by rotation at the close of the
       meeting in accordance with Article 63A of the
       Constitution of the Company

5.a    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 2.4 million options
       to Mr. David Matthew Ackery, Director, pursuant
       to the Executive Option Plan

5.b    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 900,000 options
       to Mr. Arthur Bayly Brew, Director, pursuant
       to the Executive Option Plan

5.c    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 2.7 million options
       to Mr. Gerald Harvey, Director, pursuant to
       the Executive Option Plan

5.d    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 1.05 million
       options to Mr. Chris Mentis, Director, pursuant
       to the Executive Option Plan

5.e    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 3 million options
       to Mr. Kay Lesley Page, Director, pursuant
       to the Executive Option Plan

5.f    Approve, for all purposes including ASX Listing           Mgmt          For                            For
       Rules 7.1 and 10.14, grant of 2.4 million options
       to Mr. John Evyn Slack-Smith, Director, pursuant
       to the Executive Option Plan




--------------------------------------------------------------------------------------------------------------------------
 HAVAS, 2 ALLEE DE LONGCHAMP SURESNES                                                        Agenda Number:  701425274
--------------------------------------------------------------------------------------------------------------------------
    Security:  F47696111                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Jan-2008
        ISIN:  FR0000121881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Authorize the Board of Directors: to proceed,             Mgmt          For                            For
       in one or more issues, with the issuance of
       bonds of warrants of shares refundable consequently,
       and to increase the capital by a maximum nominal
       value of EUR 6,000,000.00 by the issuance of
       warrants of a global amount of EUR 100,000,000.00,
       and the amount shall count against the overall
       value specified in resolution number 15 of
       the shareholders meeting of the 11 JUN 2007
       and approve to waive the preferential subscription
       rights of the shareholders to the bonds of
       warrants of shares refundable to the profit
       of any person corresponding to the specification
       given by the shareholders meeting; and to take
       all necessary measures and accomplish all necessary
       formalities; [Authority expires for a period
       of 18 months]

2.     Approve, conditional upon approval of Resolution          Mgmt          For                            For
       1, to allocate warrants of shares refundable
       in favour to any person corresponding to the
       specification given by the Board of Directors

3.     Approve, conditional upon approval of Resolution          Mgmt          For                            For
       1, to allocate warrants of shares refundable
       in favour to any person corresponding to the
       specification given by the Board of Directors

4.     Approve, conditional upon approval of Resolution          Mgmt          Against                        Against
       1, to allocate warrants of shares refundable
       in favour to any person corresponding to the
       specification given by the Board of Directors

5.     Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       Members of Company Savings Plan; [Authority
       expires at the end of 26 month period]; and
       a nominal amount that shall not exceed 3% of
       the share capital, and the amount shall count
       against the overall value set forth in resolution
       number 15 of the general meeting of the 11
       JUN 2007 and approve to cancel the shareholders
       preferential subscription rights in favour
       of employees and Corporate officer of the Company
       who are Members of a Company Savings Plan;
       and to take necessary measures and accomplish
       all necessary formalities; and acknowledge
       that this authorization granted by the shareholders
       meeting of 11 JUN 2007in its resolution number
       19

6.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of any person
       corresponding to the specification given by
       the Board of Directors; [Authority expires
       at the end of 18 month period]; and the nominal
       amount that shall not exceed 3% of the shre
       capital and the amount shall count against
       the overall value as specified in resolution
       number 15 of the general meeting of the 11
       JUN 2007; and approve to cancel the shareholders
       preferential subscription rights in favour
       of any person corresponding to the specification
       give by the Board of Directors; and to take
       necessary measures and accomplish all necessary
       formalities; and acknowledge that this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 11 JUN
       2007 in its resolution number 19

7.     Grant all powers to the bearer of an original,            Mgmt          For                            For
       a copy or an extract of the minutes of this
       meeting to carry out all filings, publication
       and other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 HAVAS, 2 ALLEE DE LONGCHAMP SURESNES                                                        Agenda Number:  701554366
--------------------------------------------------------------------------------------------------------------------------
    Security:  F47696111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  FR0000121881
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditor and approve the Company's financial
       statements for the YE 31 DEC 2007, as presented
       it, the expenses and charges that were not
       tax deductible of EUR 33,622.00

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY in form
       presented to the meeting

3.     Approve the distributable income of EUR 456,941,665.65    Mgmt          For                            For
       is formed by: the income for the FY of EUR
       59,368,743.25, increased by the prior retained
       earnings of EUR 63,801.66 decreased by the
       allocation to the legal reserve for EUR 2,490,879.26
       and resolves to appropriate it as follows:
       dividends: EUR 17,194,008.04 [upon the basis
       of 429,850,201 shares on 31 DEC 2007], the
       balance to the other reserves account : EUR
       139,656,357.93 the shareholders will receive
       a net divined of EUR 0.04 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code, this divided will be paid
       on 05 JUN 2008, as required by law, it is reminded
       that, for the last 3 FYs, the dividend paid
       were as follows: EUR 0.07 for FY 2004, entitled
       for natural persons domiciled in France, to
       the 50% deduction provided by the French Tax
       Code, EUR 0.03 for FY 2005, entitled for natural
       persons domiciled France, to the 40% deduction
       provided by the French Tax Code

4.     Approve to award total annual fees of EUR 90,000.00       Mgmt          For                            For
       to the Board of Directors, authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities to
       distribute this sum between its Members

5.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L.225.38
       of the French Commercial Code, notes that there
       was no new agreement authorized by the Board
       of Directors, quote the authorized agreements
       which remained in force during the last FY

6.     Ratify the cooptation of Mr. Antoine Bernheim             Mgmt          Against                        Against
       as Director, to replace Mr. Thierry Marraud,
       for the reminded of Mr. Thierry Marraud's term
       of office i.e until the shareholders meeting
       called to approve the financial statements
       for FY 2007

7.     Ratify the cooptation of Mr. Antoine Veil as              Mgmt          For                            For
       a Director, to replace the Company Bollore
       Medias Investissements, for the reminded of
       the Company Bollore Medias Investissements'
       term of office, i,e until the shareholders'
       meeting called to approve the financial statements
       for FY 2007

8.     Approve to renew the appointment of Mr. Vincent           Mgmt          For                            For
       Bollore as a Director for a 3 year period

9.     Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Seguel as a Director for a 3 year period

10.    Approve to renew the appointment of the Company           Mgmt          For                            For
       Bollore as a Director for a 3 year period

11.    Approve to renew the appointment of Mr. Antoine           Mgmt          For                            For
       Bernheim as a Director for a 3 year period

12.    Approve to renew the appointment of Mr. Antoine           Mgmt          For                            For
       Veil as a Director for a 3 year period

13.    Appoint the Company Financierede Longchamps               Mgmt          For                            For
       [represented by Mr. Herve Philippe] as a Director
       of the Company, to replace the Company Havas
       participation which term of office is ending
       for a 3 year period

14.    Appoint the Company Longchamp participations              Mgmt          For                            For
       [represented by Mr. Jean De Yturbe], as a Director
       of the Company, to replace the Company EURO
       RSCG which term of office is ending for a 3
       year period

15.    Appoint Mr. Yves Cannac as a Director for a               Mgmt          For                            For
       3 year period

16.    Appoint Mr. Pierre Gode as a Director for 3               Mgmt          For                            For
       year period

17.    Appoint the Company Aeg Finances as statutory             Mgmt          For                            For
       Auditor, to replace the Company Deloitte Et
       Associes who resigned, for the remainder of
       the Company Deloitte ET Associes term of office
       i.e until the shareholders meeting called to
       approve the financial statements for FY 2011

18.    Appoint the Company Igec as Deputy auditor,               Mgmt          For                            For
       to replace the Company Beas who resigned for
       the reminder of the company Beas' term of office
       i.e until the shareholders meeting called to
       approve the financial statements for FY 2011

19.    Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of the meeting
       to carry out all filing, publications and other
       formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 HAW PAR CORPORATION LTD                                                                     Agenda Number:  701513194
--------------------------------------------------------------------------------------------------------------------------
    Security:  V42666103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1D25001158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          For                            For
       audited financial statements for the FYE 31
       DEC 2007 together with the Auditors' report
       thereon

2.     Declare the 2nd and final tax-exempt [1-tier]             Mgmt          For                            For
       dividend of 14 cents and special [1-tier] dividend
       of 5 cents per share for the FYE 31 DEC 2007

3.     Re-appoint Mr. Lim Kee Ming as a Independent              Mgmt          For                            For
       Director, who retires pursuant to Section 153(6)
       of the Companies Act, Chapter 50, until the
       next AGM of the Company

4.     Re-appoint Mr. Wee Cho Yaw as a Chairman of               Mgmt          For                            For
       the Board and Investment Committee and a Member
       of the Nominating Committee and remuneration
       committee of the Company, who retires pursuant
       to Section 153(6) of the Companies Act, Chapter
       50, until the next AGM of the Company

5.     Re-appoint Dr. Lee Suan Yew as a Independent              Mgmt          For                            For
       Director Member of the audit committee and
       nominating committee of the Company, who retires
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, until the next AGM of the
       Company

6.     Re-elect Mr. Hwang Soo Jin will, as a Independent         Mgmt          For                            For
       Director of Member of the audit committee and
       remuneration committee of the Company, who
       retires pursuant to Section 153(6) of the Companies
       Act, Chapter 50, until the next AGM of the
       Company

7.     Re-elect Mr. Wee Ee Lim as the Member of the              Mgmt          For                            For
       Investment Committee, who retires by rotation
       pursuant to Article 98 of the Company's Articles
       of Association

8.     Re-elect Mr. Sat Pal Khattar as the Chairman              Mgmt          For                            For
       of the nominating committee and remuneration
       committee of the Company and Mr. Khattar is
       considered as the Independent Director, who
       retires pursuant to Article 98 of the Company's
       Articles of Association

9.     Approve the Directors' fees of SGD 257,000 for            Mgmt          For                            For
       the FYE 31 DEC 2007 [2006: SGD 257,000]

10.    Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company, until the conclusion
       of the next AGM and authorize the Directors
       to fix their remuneration

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the rules of the Haw Par
       Corporation Group 2002 Share Option Scheme
       [2002 Scheme] and pursuant to Section 161 of
       the Companies Act, Chapter 50, to allot and
       issue from time to time such number of shares
       in the Company as may be required to be issued
       pursuant to the exercise of options under the
       2002 Scheme provided always that the aggregate
       number of shares to be issued pursuant to this
       resolution shall not exceed 5% of the issued
       share capital of the Company from time to time

12.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, the Articles
       of Association of the Company and the listing
       rules of the Singapore Exchange Securities
       Trading Limited, to issue shares in the Company
       [whether by way of rights, bonus or otherwise]
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit provided that the aggregate number
       of shares to be issued pursuant to this resolution
       shall not exceed 50% of the issued share capital
       of the Company, of which the aggregate number
       of shares to be issued other than on a pro-rata
       basis to Members of the Company shall not exceed
       20% of the issued share capital of the Company
       and for the purposes of this resolution, the
       issued share capital shall be the Company's
       issued share capital at the time this resolution
       is passed after adjusting for new shares arising
       from the conversion of share options on issue
       at the time this resolution is passed and any
       subsequent consolidation or subdivision of
       the Company's shares




--------------------------------------------------------------------------------------------------------------------------
 HEADLAM GROUP PLC                                                                           Agenda Number:  701593887
--------------------------------------------------------------------------------------------------------------------------
    Security:  G43680100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  GB0004170089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual and accounts, report         Mgmt          For                            For
       of the Directors' and Auditors' for the YE
       31 DEC 2007

2.     Declare a final dividend of 17.75 pence per               Mgmt          For                            For
       ordinary share for the YE 31 DEC 2007

3.     Elect Mr. David Grove as a Director, who retires          Mgmt          For                            For
       in accordance with the Company's Articles of
       Association

4.     Re-elect Mr. Tony Brewer as a Director, who               Mgmt          For                            For
       retires in rotation in accordance with the
       Company's Articles of Association

5.     Re-elect Mr. Dick Peters as a Director, who               Mgmt          For                            For
       retires in rotation in accordance with the
       Company's Articles of Association

6.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company from the conclusion of the meeting
       until the conclusion of the next AGM at which
       the accounts are laid before the shareholders

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       subsisting authority and, to allot relevant
       securities [Section 80 of the Act] up to an
       aggregate nominal amount of GBP 1,238,800;
       [Authority expires on 20 SEP 2009 or at the
       conclusion of the next AGM of the Company or
       after the passing of this resolution]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, pursuant to Section 95 of
       the Companies Act 1985 [the Act], to allot
       equity securities [Section 94(2) to Section
       94(3A) of the Act] for cash pursuant to the
       authority conferred by Resolution 9, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: a) where such
       securities have been offered [whether by way
       of a rights issue, open offer or otherwise]
       to holders of ordinary shares in the capital
       of the [excluding holders of treasury shares]
       in proportion [as nearly as may be] to their
       existing holdings of ordinary shares, but subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws or requirements
       of any regulatory body or any stock exchange;
       and b) up to an aggregate nominal amount of
       GBP 207,650 [Authority expires on 20 SEP 2009
       or at the conclusion of the next AGM or after
       the passing of this resolution]; and the Directors
       may allot relevant securities or sell treasury
       shares after the expiry of this authority in
       pursuance of such an offer or agreement made
       prior to such expiry

S.11   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985 [the Act], to make
       market purchases [Section 163(3) of the Act]
       of up to 8,306,200 [representing 10% of the
       issued ordinary shares]ordinary shares of 5p
       each in the capital of the Company on such
       terms and in such manner as the Directors of
       the Company may from time to time determine,
       the nominal value of 5p per share and not more
       than 105% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009 or 20 SEP 2009]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

12.    Authorize the Directors to establish the Headlam          Mgmt          For                            For
       Group Approved Executive Share Option Scheme
       2008 [the Approved Scheme], a copy of the draft
       rules of which has been produced to the meeting
       [for identification purpose only] and a summary
       of the main provisions of which is set out
       in the Circular to the shareholders of the
       Company dated 14 MAY 2008 and to do all such
       acts and things as may be necessary or expedient
       to give effect to the Approved Scheme, including
       amending the rules of the Approved Scheme in
       such a manner as may be necessary to ensure
       that the Approved Scheme is approved by HMRC

13.    Authorize the Directors to establish the Headlam          Mgmt          For                            For
       Group Unapproved Executive Share Option Scheme
       2008 [the Unapproved Scheme], a copy of the
       draft rules of which has been produced to the
       meeting [for identification purpose only] and
       a summary of the main provisions of which is
       set out in the Circular to the shareholders
       of the Company dated 14 MAY 2008 and to do
       all such acts and things as may be necessary
       or expedient to give effect to the Unapproved
       Scheme

14.    Authorize the Directors to establish the Headlam          Mgmt          For                            For
       Group Performance Share Plan 2008 [the Performance
       Share Plan], a copy of the draft rules of which
       has been produced to the meeting [for identification
       purpose only] and a summary of the main provisions
       of which is set out in the Circular to the
       shareholders of the Company dated 14 MAY 2008
       and to do all such acts and things as may be
       necessary or expedient to give effect to the
       Performance Share Plan

15.    Authorize the Directors to establish the Headlam          Mgmt          For                            For
       Group Co-Investment Plan 2008 [the Co-Investment
       Plan], a copy of the draft rules of which has
       been produced to the meeting [for identification
       purpose only] and a summary of the main provisions
       of which is set out in the Circular to the
       shareholders of the Company dated 14 MAY 2008
       and to do all such acts and things as may be
       necessary or expedient to give effect to the
       Co-investment Plan

16.    Authorize the Directors of the Company to establish       Mgmt          For                            For
       other share plans for employees resident or
       working outside the United Kingdom based on
       the Approved Scheme, the Unapproved Scheme
       and the Co-Investment Plan [together the New
       Plans], but modified to take account of local
       tax exchange control and securities laws provided
       that such other plans shall confer benefits
       and contain limits so as to ensure, so far
       as the Directors consider practicable, substantial
       equality of treatment with employees participating
       in the New Plans, and that any shares issued
       or which might be issued under such other plans
       are treated as counting against any limits,
       on individual or overall participation in the
       New Plans

S.17   Approve that effect from 01 OCT 2008, or such             Mgmt          For                            For
       later date as Section 175 of the Companies
       Act 2006 shall be brought into force, Articles
       119 [Director may have interests] and 120 [disclosure
       of interests to the Board] of the Articles
       of Association of the Company be deleted in
       their entirety and new Articles 119 and 120
       be substituted, as specified




--------------------------------------------------------------------------------------------------------------------------
 HEIJMANS NV                                                                                 Agenda Number:  701484482
--------------------------------------------------------------------------------------------------------------------------
    Security:  N3928R157                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  NL0000341931
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING AT THIS GENERAL MEETING         Non-Voting
       DOES NOT APPLY BECAUSE A RECORD DATE OF MARCH
       18, 2008 HAS BEEN SET. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Announcements                                             Non-Voting

3.a    Explanation by the Executive Board                        Non-Voting

3.b    Discussion on the report of the Board of Supervisory      Non-Voting
       Directors

4.a    Adopt the 2007 financial statements                       Mgmt          For                            For

4.b    Explanation of the reserve and dividend policy            Non-Voting

4.c    Approve the profit appropriation in the 2007              Mgmt          For                            For
       FY

4.d    Grant discharge to the Members of the Executive           Mgmt          For                            For
       Board of liability in respect of their Management
       in 2007

4.e    Grant discharge of the Members of the Board               Mgmt          For                            For
       of Supervisory Directors of liability in respect
       of their supervision in 2007

5.a    In accordance with the established practice               Non-Voting
       of retirement by rotation, no members of the
       Board of Supervisory Directors are due to stand
       down in 2008; during the AGM of Shareholders
       of APR 2009, Mr. J.L. Brentjens, Member of
       the Board of Supervisory Directors since MAY
       1994 and Prof. N.H. Douben, Member since MAY
       1996, are due to stand down in accordance with
       the practice of retirement by rotation, neither
       Member is eligible for reappointment; to preserve
       continuity, the Board of Supervisory Directors
       has indicated that it intends to create a vacancy
       for a new member on the Board of Supervisory
       Directors of Heijmans N.V at the AGM of Shareholders
       taking place on 09 APR 2008, such that the
       Board of Supervisory Directors of Heijmans
       N.V will consist of 6 Board Members for an
       interim period of one year; in view of the
       fact that the appointment in this case involves
       an interim period of 1 year, the Central Works
       Council of Heijmans N.V has indicated that
       it does not intend to exercise its strengthened
       right of recommendation for recommending a
       second Board Member

5.b    Opportunity to nominate a candidate to fill               Non-Voting
       the vacancy created by the Board of Supervisory
       Directors

5.c    Appoint Mr. R. Icke as a Member to the Heijmans           Mgmt          For                            For
       N.V Board of Supervisory Directors for a period
       of 4 years

6.     Authorize the Executive Board for a period of             Mgmt          For                            For
       18 months for the Company to acquire ordinary
       shares and financing preference shares B in
       its own capital by purchasing them on the stock
       exchange or otherwise; it is proposed that
       the authorization cover the maximum number
       of shares which, pursuant to the provisions
       in Article 2:98, paragraph 2, of the Dutch
       Civil Code, can be acquired by the Company
       on the date of acquisition [10% of issued share
       capital] at a price between face value and
       110% of the average of the closing prices of
       the last five trading days before the date
       of purchasing the ordinary shares and between
       face value and 110% of the issue price for
       financing preference shares B; the term shares
       includes depositary receipts for shares

7.a    Approve the extension of the nomination of the            Mgmt          For                            For
       Executive Board as the competent body to resolve
       to issue and/or grant rights to acquire shares
       with the approval of the Board of Supervisory
       Directors for a period of 18 months from 09
       APR 2008; the powers of the Executive Board
       with regard to the issue of ordinary shares
       and financing preference shares B are limited
       to 10% of the issued share capital on the date
       of issue, plus 10% if the issue takes place
       as part of a merger or acquisition; the powers
       of the Executive Board to resolve to issue
       preference shares covers all preference shares
       in the authorized capital, now or at some future
       time, without prejudice to the provisions of
       Article 6 of the Articles of Association

7.b    Approve the extension of the nomination of the            Mgmt          For                            For
       Executive Board as the competent body to restrict
       or rule out preferential rights of subscription
       to ordinary shares and financing preference
       shares B, with the approval of the Board of
       Supervisory Directors for a period of 18 months
       from 09 APR 2008, if those shares are issued
       under the powers referred to under

8.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HEIWA CORPORATION                                                                           Agenda Number:  701640054
--------------------------------------------------------------------------------------------------------------------------
    Security:  J19194109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3834200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Details of Compensation as Stock Option           Mgmt          Against                        Against
       Plan for Corporate Officers

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7      Approve Payment of Bonuses to Corporate Auditors          Mgmt          For                            For

8      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 HEIWA REAL ESTATE CO.,LTD.                                                                  Agenda Number:  701608373
--------------------------------------------------------------------------------------------------------------------------
    Security:  J19278100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3834800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 HEIWADO CO.,LTD.                                                                            Agenda Number:  701565181
--------------------------------------------------------------------------------------------------------------------------
    Security:  J19236108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  JP3834400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC DUTY FREE SHOPS SA                                                                 Agenda Number:  701574510
--------------------------------------------------------------------------------------------------------------------------
    Security:  X1890Z107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GRS294183009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements for               Mgmt          Abstain                        Against
       the year 2007 together with the Board of Director's
       and the Auditors relevant reports

2.     Approve the profits appropriation regarding               Mgmt          For                            For
       the FY 2007 and dividend payment to the Company's
       shareholders

3.     Approve the exemption of the Members of the               Mgmt          Abstain                        Against
       Board of Directors and the Auditors of any
       liability for indemnity for the year 2007

4.     Elect the Certified Auditors, 2 regular and               Mgmt          For                            For
       2 substitute, for the FY 2008

5.     Amend the Articles 6, 8, 9 and 10 of the Company's        Mgmt          Abstain                        Against
       Articles of Association, as well as amendment,
       abolition and re-numbering provisions of the
       Company's Articles of Association in conformity
       to the provisions of Code.Law 2190/1920 for
       limited liability Companies

6.     Elect the Board of Director's New Members, in             Mgmt          Against                        Against
       replacement of resigned Members

7.     Approve the shareholders GM of any kind received          Mgmt          Abstain                        Against
       fees and indemnities from the Members of the
       Board of Directors for the year 2007 and pre-approval
       of the same for the year 2008

8.     Miscellaneous announcements and decisions                 Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 HELLENIC TECHNODOMIKI TEV SA, ATHENS                                                        Agenda Number:  701598178
--------------------------------------------------------------------------------------------------------------------------
    Security:  X32578118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  GRS191213008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual parent and consolidated financial      Mgmt          For                            For
       statements for the YE 31 DEC 2007, along with
       the relevant Board of Directors and Auditors
       reports, earnings distribution

2.     Approve the waiver of liability of the Board              Mgmt          For                            For
       of Directors and the Auditors for the Management
       of the Company and the parent and consolidated
       financial statements for the year 2007

3.     Approve the fees and remuneration of the Members          Mgmt          Abstain                        Against
       of the Board of Directors for the year 2007

4.     Elect an Ordinary and a Deputy Certified Auditor          Mgmt          For                            For
       Accountant for the audit of the FY 2008 and
       approve to determine their fees

5.     Authorize, as per Article 23 Paragraph 1 of               Mgmt          For                            For
       Code Law 2190/20, to the Members of the Board
       of Directors and to Managers of the Company
       to participate to the Board of Directors or
       the Management of the Group's Companys

6.     Authorize, as per Article 23a of Code Law 2190/20,        Mgmt          For                            For
       for conclusion, extension or renewal of service
       contracts between the Company and affiliated
       parties, under the provision of Article 42e
       Paragraph 5 Code Law 2190/20

7.     Elect the new Members for the replacement of              Mgmt          For                            For
       resigned ones

8.     Elect the new Board of Directors, determination           Mgmt          Against                        Against
       of Independent Members, as per Article Law
       3016/2002 , as in force

9.     Approve to change of the name and the distinctive         Mgmt          For                            For
       title of the Company amendment of Article 1
       of Company's Articles of Association

10.    Authorize, as per Article 13 Paragraph 1 Section          Mgmt          Abstain                        Against
       B Code Law 2190/192 0, to the Board of Directors

11.    Approve the amendment, completion, abolishment            Mgmt          For                            For
       and renumbering of the provisions of the Company's
       Article of Association for functionality reasons
       as well as to adapt to the provisions of L.
       36, April 2007, codification

12.    Approve the dissemination of information by               Mgmt          For                            For
       the Company using electronic means [Article
       18 Law 3556/2007]

13.    Approve the Plan of Stock Options offering,               Mgmt          For                            For
       to Members of the Boards of Directors and Executives
       of the Company as well as the affiliated parties,
       under the provision of Article 42e Paragraph
       5 Code Law 2190/20, for the acquisition of
       Company shares [Article 13 Paragraph 13 C.L.
       2190/1920]

14.    Approve the transformation balance sheet as               Mgmt          For                            For
       of 31 AUG 2008 of the absorbed by our Company
       societe anonyme 'PANTECHNIKI SA' including
       the other financial statements, for the FY
       from 01 JAN 2007 to 31 AUG 2007

15.    Approve the waiver of liability of the Members            Mgmt          For                            For
       of the Board of Directors as well as of the
       Certified Accountant of the absorbed by our
       Company societe anonyme 'PANTECHNIKI SA' for
       the Management of the latter, and respectively
       for the financial statements of the aforementioned
       issue Number 14 concerning the period from
       01 JAN 2007 to 13 DEC 2007

16.    Approve, pursuant to Article of fees and remuneration     Mgmt          Abstain                        Against
       of the Members of the Board of Directors of
       the absorbed by our Co societe anonyme 'PANTECHNIKI
       SA'




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON GROUP PLC, LONDON                                                                 Agenda Number:  701361583
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4474Y156                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Oct-2007
        ISIN:  GB00B0YBQF59
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: to consolidate the share capital represented     Mgmt          For                            For
       by each holding of ordinary shares of 10 pence
       each in the capital of the Company which at
       5.00 pm on Friday 19 OCT 2007 [or such other
       time and date as the Directors of the Company
       may determine] [Record Time] are shown in the
       books of the Company as issued [taken together,
       the Existing Ordinary Shares], into share capital
       of the Company with a nominal value equal to
       the product of 10 pence multiplied by the number
       of Existing Ordinary Shares comprised in such
       holding, and to sub-divide the share capital
       represented by each such consolidation into
       new ordinary shares of 12.5 pence each in the
       capital of the Company [New Ordinary Shares],
       provided that: i) where consolidation and subdivision
       results in any Member being entitled to a fraction
       of a New Ordinary Share, such fractions hall,
       so far as possible, be aggregated with the
       fractions of a New Ordinary Share to which
       other members of the Company are entitled into
       as many whole New Ordinary Shares as possible
       [Fractional Entitlement Shares]; and ii) authorize
       the Directors of the Company to sell [or appoint
       any other person to sell] to any person, on
       behalf of the relevant members, all the Fractional
       Entitlement Shares, at the best price reasonably
       obtainable to any person, and to pay the proceeds
       of sale [net of expenses] in due proportion
       among the relevant Members entitled thereto
       [any fraction of a penny which would otherwise
       be payable being rounded up or down in accordance
       with the usual practice of the Registrar of
       the Company], and authorize any Director of
       the Company [or any person appointed by the
       Directors of the Company] on behalf of all
       the relevant Members to execute an instrument
       of transfer in respect of such shares and to
       do all acts and things the Directors consider
       necessary or expedient to effect the transfer
       of such shares to, or in accordance with the
       directions of, any buyer of any such shares;
       and to consolidate the share capital represented
       by all of the ordinary shares of 10 pence each
       in the capital of the Company which at the
       Record Time are shown in the books of the Company
       as authorized but unissued [Unissued Ordinary
       Shares], into share capital of the Company
       with a nominal value equal to the product of
       10 pence multiplied by such number of Unissued
       Ordinary Shares, and to sub-divide the share
       capital represented by that consolidation into
       new ordinary shares of 12.5 pence each in the
       capital of the Company [New Unissued Ordinary
       Shares], provided that where such consolidation
       and subdivision results in a fraction of a
       New Unissued Ordinary Share, such fraction
       shall be cancelled pursuant to Section 121(2)(e)
       of the Companies Act 1985 (Act) and the amount
       of the Company's authorised but unissued share
       capital shall be diminished accordingly

S.2    Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon Resolution 1 being passed and with effect
       from 22 OCT 2007, to make market purchases
       [Section 163(3)] of up to 72,400,000 minus
       the number of shares purchased pursuant to
       Resolution S.3 at a minimum price of 12.5 pence
       [being the nominal value of a new ordinary
       share] which may be paid for each ordinary
       share, the maximum price which may be paid
       for each ordinary share is the higher of an
       amount equal to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; and an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share and
       the highest current independent bid for an
       ordinary share as derived from the London Stock
       Exchange Trading System; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company in 2008 or 18 months]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.3    Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon Resolution 1 above being passed and with
       effect from 22 October 2007, [including, without
       limitation, for the purposes of Section 165
       of the Act] to enter into a contingent purchase
       contract [Section 165 of the Act] between the
       Company and Credit Suisse [Australia] Limited
       and certain of its affiliates [Credit Suisse]
       as specified [as specified] [CP Contract],
       of up to 72,400,000 minus the number of shares
       purchased pursuant to Resolution S.2 of 12.5
       pence each converted from CHESS Depositary
       Interests [CDIs] [Converted Shares] substantially
       on the terms as set out in the CP Contract,
       at a minimum price which may be paid by Credit
       Suisse for each CDI is the Australian dollar
       equivalent of 12.5 pence per CDI and up to
       105% of the average of closing prices for CDIs
       over the previous 5 days on which sales of
       CDIs were recorded on the Australian Securities
       Exchange; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       in 2008 or 18 months]; the price to be paid
       by the Company for a Converted Share is the
       price paid by Credit Suisse for the relevant
       CDI plus any stamp duty, stamp duty reserve
       tax, or other applicable transfer tax relating
       to the CDI purchased by Credit Suisse




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON GROUP PLC, LONDON                                                                 Agenda Number:  701512457
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4474Y172                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB00B249J983
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts of Henderson Group Plc               Mgmt          For                            For
       for the YE 31 DEC 2007 and the reports of the
       Directors and Auditors theron

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

3.     Approve the final dividend of 4.44 pence per              Mgmt          For                            For
       ordinary share of 12.5 pence each of the Company,
       as recommended by the Directors

4.     Re-elect Mr. R.L Pennant-Rea as a Director of             Mgmt          For                            For
       the Company

5.     Re-elect Mr. G.P Aherne as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. A.C Hoston as a Director of the              Mgmt          For                            For
       Company

7.     Reappoint Ernst & Young LLP as the Auditors               Mgmt          For                            For
       until the conclusion of the next general meeting

8.     Authorize the Director to determine the remuneration      Mgmt          For                            For
       of the Auditors

9.     Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company during
       the period to which this resolution relates:
       a) make donations to political parties and
       independent election candidates; and make donations
       political organizations other than political
       parties; and incur political expenditure during
       the period commencing on the date of this resolution
       and ending on the date of the 2009 AGM provided
       that in each case any such donations and expenditure
       made by the Company or by any such subsidiary
       shall not exceed GBP 30,000 per Company and
       together with those made by the any such subsidiary
       and the Company shall not in aggregate exceed
       GBP 30,000 any terms used in this resolution
       which are defined in Part 14 of the Companies
       Act 2006 shall bear the same meaning for the
       purposes of this resolution

10.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 11 of the Company's
       Articles of Association for a period expiring
       on the date of the AGM of the Company to be
       held in 2009 or if earlier on 01 AUG 2009 [unless
       renewed, varied or revoked by the Company's
       in general meeting] and for that period the
       Section 80 amount is GBP 29,000,000 [being
       aggregate nominal amount]

11.    Approve the Henderson Group plc Company Share             Mgmt          For                            For
       Option Plan [the plan] as specified and authorize
       the Directors to do all such Acts and things
       as they may consider necessary or expedient
       to carry the plan into effect

S.12   Approve to renew the power conferred on the               Mgmt          For                            For
       Directors by Article 12 of the Company's Articles
       of Association for a period expiring on the
       date of the AGM of the Company to be held in
       2009 or, if earlier, on 01 AUG 2009 [unless
       previously renewed varied or revoked by the
       Company in general meeting] and for that period
       the Section 89 amount is GBP 4,400,000 [being
       aggregate nominal amount]

S.13   Authorize the Company to make market purchases            Mgmt          For                            For
       [within the meaning of Section 163 (3) of the
       Companies Act 1985] upto the maximum number
       of ordinary shares authorized to be purchased
       is 70,000,000 minus the number of shares purchased
       pursuant to resolution 14 and at a minimum
       price [exclusive of expenses] which may be
       laid for an ordinary share is 12.5 pence [being
       the nominal amount value of an ordinary share]the
       maximum price which may be paid for each ordinary
       share is the higher of an amount equal to 105%
       of the average of the middle market quotations
       for an ordinary share as derived from the London
       Stock Exchange Daily Official List, for the
       5 business days preceding the date of purchase;
       [Authority expires at the conclusion of the
       AGM of the Company in 2009 or 18 months from
       the date of this resolution]; the Company may
       make a contract to purchase shares under this
       authority may be made before this authority
       expires; and concluded in whole or in part
       after this authority expires

s.14   Authorize the Company, for the purposes of Section165     Mgmt          For                            For
       of the Companies Act 1985 to enter into a contingent
       purchase contract [within the meaning of Section
       165 of the Companies Act 1985] between the
       Company and Credit Suisse [Australia] limited
       and certain of its affiliates [Credit Suisse]as
       identified in the contract [a draft of which
       is produced to the meaning and initialed by
       the Chairmen for the purposes of identification]
       [CP contract] providing for the purchase of
       by the Company of ordinary shares of 12.5 pence
       each converted from CHESS Depositary interest
       substantially in the terms set out in CP contract
       subject to the passing of this resolution the
       maximum number of ordinary share authorized
       to be purchased under the CP contract is 70,000,000
       minus the number of share purchased pursuant
       to resolution 13 and the minimum price which
       may be paid by the Credit Suisse for each CDI
       Australian dollar equivalent of 12.5 pence
       per CDI; the maximum price which may be paid
       by the Credit Suisse for each CDI is an which
       is equal to 105%of the average of closing price
       for CDI over the previous 5 days on which sales
       of CDIs were recorded on the Australian securities
       exchange; the price to be paid by the Company
       for a converted share is the price paid by
       Credit Suisse for the relevant CDI plus any
       stamp duty, stamp duty reserve tax, or other
       applicable transfer tax relating to CDIs purchased
       by Credit Suisse; and [Authority expires the
       earlier at the close of the AGM of the Company
       held in 2009 or 18 months from the date of
       this resolution]

s.15   Adopt the amended Articles of Association of              Mgmt          For                            For
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTERNATIONAL GROUP CO LTD                                                           Agenda Number:  701539213
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4402L128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Hui Lin Chit as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Loo Hong Sing Vincent as a Director          Mgmt          For                            For

3.iii  Re-elect Mr. Chan Henry as a Director                     Mgmt          For                            For

3.iv   Re-elect Ms. Ada Ying Kay Wong as a Director              Mgmt          For                            For

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the remuneration their
       remuneration

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, during and after the
       relevant period, otherwise than pursuant to
       aa) a rights issue where shares are offered
       to shareholders on a fixed record date in proportion
       to their then holdings of shares; bb) the exercise
       of rights of subscription under the terms of
       any warrants or other securities issued by
       the company carrying a right to subscribe or
       purchase shares of the Company cc) the exercise
       of options granted under any share option scheme
       adopted by the Company; or dd) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or within which the
       next AGM of the Company is required by any
       applicable law or the Articles of Association
       of the Company to be held]

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company including any form of depositary
       receipt representing the right to receive such
       shares [Shares] and the aggregate nominal amount
       of Shares which may be purchased pursuant and
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; and relevant
       period from the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or within which the next AGM of the Company
       is required by any applicable law or the Articles
       of Association of the Company to be held]

7.     Approve to extend the general mandate referred            Mgmt          For                            For
       to in Resolution 5 granted to the Directors
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to Resolution 5, by an amount representing
       the aggregate nominal amount of the share capital
       purchased by the Company pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HERA SPA, BOLOGNA                                                                           Agenda Number:  701355871
--------------------------------------------------------------------------------------------------------------------------
    Security:  T5250M106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Oct-2007
        ISIN:  IT0001250932
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 OCT 2007 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

1.     Approve the Merger project for incorporation              Mgmt          For                            For
       of SAT S.P.A. into HERA S.P.A. consequent HERA
       S.P.A. right issue for EUR 1,016,752,029.00
       up to a maximum of EUR 1,031,292,363.00 by
       issuing a maximum of Nr.14,540,334 ordinary
       shares, par value EUR 1 each share and consequently
       amend the Article 5 of the By-law

2.     Amend the Article 17 of the Company By-laws               Mgmt          For                            For

3.     Approve the right issue for a maximum of EUR              Mgmt          For                            For
       1,550,000.00, to be effected by issuing of
       Nr. 1,550,000.00 ordinary shares, par value
       EUR 1 each share, by assignment in kind to
       the shareholders without any option right Ex
       Article 2441 Civil Code, amend the Article
       5 of the By-laws




--------------------------------------------------------------------------------------------------------------------------
 HERACLES GENERAL CEMENT CO, ATHENS                                                          Agenda Number:  701604654
--------------------------------------------------------------------------------------------------------------------------
    Security:  X31267119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  GRS073083008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the election of the Board of Directors            Mgmt          Against                        Against
       Member who was elected in replacement of a
       resigned one, according to Article 18 of the
       Companys Articles of Association

2.     Approve the managing report of the Board of               Mgmt          For                            For
       Directors, the certificate of the Chartered
       Auditors, the annual financial statements of
       the financial year 01 JAN 2007 31 DEC 2007
       and the explanatory report of the Board of
       Directors according to the Article 11a of the
       law 3371/2005

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Auditors from any liability
       for damages whatsoever for the FY 2007 after
       a special vote with personal invitation, according
       to law and Article 29 of the Companys Articles
       of Association

4.     Elect the Auditors, regular and substitute,               Mgmt          For                            For
       for the FY 2008 and approve the definition
       of their fees

5.     Approve the remuneration and compensations of             Mgmt          Abstain                        Against
       the Members of the Board of Directors for the
       FY 2007 and pre-approve their remuneration
       by the ordinary shareholders meeting of 2009,
       as well as granting of permission for the conclusion
       of agreements with members of the Companys
       Board of Directors

6.     Approve to grant the permission, pursuant to              Mgmt          For                            For
       Article 23 paragraph 1 of the law 2190/1920,
       to the Members of the Board of Directors and
       the Managers of the Company to participate
       in the Board of Directors meetings or in the
       Management of the groups Companies, which pursue
       the same or similar goals

7.     Amend the Companys Articles of Association and            Mgmt          Abstain                        Against
       harmonization with new provisions of C. L.
       2190/1920 following law 3604/2007 and particularly
       amendment of Articles 2, 3, 15, 16, 17, 18,
       23, 25, 26, 30 and 33 of Articles of Association
       formation and codification of Articles of Association
       in unified text

8.     Miscellaneous announcements                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 HEXAGON AB, NACKA STRAND                                                                    Agenda Number:  701410312
--------------------------------------------------------------------------------------------------------------------------
    Security:  W40063104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Dec-2007
        ISIN:  SE0000103699
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Melker Schorling as the Chairman of             Mgmt          For                            For
       the EGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person[s] to verify the minutes              Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Approve, to implement an Incentive Programme              Mgmt          For                            For
       for Senior Executives and key employees in
       the Hexagon Group [the "Incentive Programme
       2007/2012"] through the issue of subscription
       warrants entitling to subscription for new
       series B shares in Hexagon AB or, as the case
       may be, with a right for the Company to transfer
       repurchased own shares to the participants
       in the programme as further as specified, on
       a directed issue of 2,500,000 subscription
       warrants entitling to subscription for new
       shares in Hexagon AB on the specified main
       terms and conditions, each subscription warrant
       shall entitle the holder to subscribe for one
       (1) new share of series B in Hexagon AB; Subscription
       and payment of the subscription warrants shall
       be made on 21 DEC 2007 at the latest, with
       a right for the Board of Directors to prolong
       these time limits, the issue rate shall be
       specified to SEK 20 for each subscription warrant,
       subscription for shares in Hexagon AB under
       the subscription warrants shall take place
       during the period commencing 02 JUL 2011 up
       to and including 02 JAN 2012, the rate at subscription
       for one new share by exercising the warrants
       shall be based on a marketable valuation of
       the subscription warrants including the issue
       rate per subscription warrant, which shall
       be established by an independent valuation
       institute in accordance with established valuation
       methods [Black & Scholes] in connection with
       the allotment of the warrants, customary terms
       and conditions for recalculation will be applicable
       for the subscription warrants, if transferred,
       the warrants shall be subject to a right of
       first refusal of Hexagon AB at the equivalent
       of the established market value for the subscription
       warrants, that Hexagon Forvaltning AB, on one
       or several occasions, for a consideration of
       SEK 20 for each subscription warrant, shall
       be entitled to transfer the subscription warrants
       to the Group Management and Business Area Managers
       as well as other Senior Executives and key
       employees in the Hexagon Group in accordance
       with the terms specified and otherwise dispose
       of the warrants in order to fulfill the obligations
       under the Incentive Programme 2007/2012

8.     Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HEXAGON AB, NACKA STRAND                                                                    Agenda Number:  701534984
--------------------------------------------------------------------------------------------------------------------------
    Security:  W40063104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  SE0000103699
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Melker Schorling as the Chairman of             Mgmt          For                            For
       the AGM 2008

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person[s] to verify the minutes              Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Receive the Managing Director's report                    Mgmt          For                            For

8.A    Presentation of the activities, function and              Mgmt          For                            For
       Members of the Remuneration Committee and the
       Board of Directors' remuneration policy

8.B    Presentation of the activities, function and              Mgmt          For                            For
       Members of the Audit Committee and consultancy
       fees and other fees paid in 2007 to the accounting
       firm elected at the AGM 2004

8.C    Approve the dividend and statement thereto                Mgmt          For                            For

9.A    Adopt the statement of income and balance sheet           Mgmt          For                            For
       and the consolidated statement of income and
       the consolidated balance sheet, as per 31 DEC
       2007

9.B    Declare a dividend of SEK 2.35 per share for              Mgmt          For                            For
       the FY 2007; as record day for right to cash
       dividend, the Board of Directors proposes Thursday
       08 MAY 2008; if the AGM resolves in accordance
       with the proposal, the dividend is expected
       to be distributed by VPC AB starting on Tuesday
       13 MAY 2008

9.C    Grant discharge from liability to the Board               Mgmt          For                            For
       of Directors and the Managing Director

10.    Approve the number of Board Members shall continue        Mgmt          For                            For
       to be 6 and without any Deputy Members

11.    Approve the fees to the Board Members shall               Mgmt          For                            For
       be distributed as: SEK 650,000 to the Chairman
       of the Board and SEK 350,000 to each of the
       other Members elected at a general meeting
       and not employed by the Company; remuneration
       for Committee work shall be distributed with
       SEK 75,000 to the Chairman of the Remuneration
       Committee and SEK 50,000 to Member of the Remuneration
       Committee and with SEK 150,000 to Chairman
       of the Audit Committee and SEK 100,000 to Member
       of the Audit Committee; the Auditor shall be
       remunerated on current account

12.    Re-elect Messrs. Melker Schorling, Maths O.               Mgmt          For                            For
       Sundqvist, Ola Rollen, Mario Fontana and Ulf
       Henriksson as the Board Members and elect Mr.
       Gun Nilsson as a Board Member and Mr. Melker
       Schorling as a Chairman of the Board, and re-elect
       Ernst & Young AB, with the Authorized Public
       Accountant Mr. Hamish Mabon as Chief Auditor,
       for a term of office of 4 years

13.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve the Nomination Committee as specified

14.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Senior Executives as specified

15.    Approve an issue in kind: that the share capital          Mgmt          For                            For
       of the Company shall be increased by maximum
       SEK 630,000 by a new issue of not more than
       315,000 shares of series B; that the right
       to subscribe for the new shares shall be granted
       to holders of options in Leica Geosystems AG
       or a bank engaged by Leica Geosystems AG in
       order to secure an appropriate handling and
       transfer of B shares in Hexagon to the option
       holders; that subscription for the new shares
       shall take place no later than 19 MAY 2008,
       or such later date as decided by the Board
       of Directors; that payment for the new shares
       shall be made no later than 19 MAY 2008, or
       such later date as decided by the Board of
       Directors, by transfer of shares in Leica Geosystems
       AG issued on the basis of outstanding options
       [contribution in kind]; and that the new shares
       shall entitle to dividend from the FY 2009,
       i.e. also for the FY 2008

16.    Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM, on 1 or several occasions, to resolve
       on the acquisition and transfer of the Company's
       own shares; acquisition shall be made of a
       maximum of so many shares that the share holding
       of the Company from time to time does not exceed
       10% of all the shares in the Company; acquisitions
       may be made on the OMX Nordic Exchange Stockholm
       at the stock-exchange quotation applicable
       at the time of acquisition; transfer may be
       made of a maximum of so many shares which from
       time to time correspond to 10% of all the shares
       in the Company; transfer may take place with
       deviation from the shareholder's preferential
       rights at the OMX Nordic Exchange Stockholm
       as well so to a third party in connection with
       the acquisition of a Company or business; payment
       for shares transferred shall be made in cash,
       by contribution in kind or by set-off; transfer
       in connection with the acquisition of a company
       may take place at a market value appraised
       by the Board of Directors

17.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HIKARI TSUSHIN,INC.                                                                         Agenda Number:  701628161
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1949F108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3783420007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Increase Authorized Capital            Mgmt          Against                        Against
       to 233,123,768 shs

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors

5      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 HIROSE ELECTRIC CO.,LTD.                                                                    Agenda Number:  701627119
--------------------------------------------------------------------------------------------------------------------------
    Security:  J19782101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3799000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HISAMITSU PHARMACEUTICAL CO.,INC.                                                           Agenda Number:  701567452
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20076121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3784600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI CABLE,LTD.                                                                          Agenda Number:  701629795
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20118105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3790600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI INFORMATION SYSTEMS,LTD.                                                            Agenda Number:  701620331
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52086105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3788000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI KOKI CO.,LTD.                                                                       Agenda Number:  701620672
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20412102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3787400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI KOKUSAI ELECTRIC INC.                                                               Agenda Number:  701621206
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20423109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3294600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI MAXELL,LTD.                                                                         Agenda Number:  701618108
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20496105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3791800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI PLANT TECHNOLOGIES,LTD.                                                             Agenda Number:  701611027
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20580106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3791400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI SOFTWARE ENGINEERING CO.,LTD.                                                       Agenda Number:  701610556
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20727103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3788800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HITACHI TRANSPORT SYSTEM,LTD.                                                               Agenda Number:  701625850
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2076M106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3791200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HITACHI ZOSEN CORPORATION                                                                   Agenda Number:  701613374
--------------------------------------------------------------------------------------------------------------------------
    Security:  J20790101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3789000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HKSCAN CORPORATION, TURKU                                                                   Agenda Number:  701498190
--------------------------------------------------------------------------------------------------------------------------
    Security:  X5056X103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  FI0009006308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          Abstain                        Against

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.27 per share

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Authorize the Board to acquire Company's own              Mgmt          For                            For
       A-class shares

3.     Authorize the Board to decide on issuance of              Mgmt          For                            For
       shares, options and other instruments entitling
       to shares




--------------------------------------------------------------------------------------------------------------------------
 HOGANAS AB, HOGANAS                                                                         Agenda Number:  701509335
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4175J146                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  SE0000232175
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN THANK YOU

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting and appoint Mr. Ragnar             Mgmt          For                            For
       Lindqvist, Attorney, as the Chairman of the
       meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Appoint 2 people to verify the minutes                    Mgmt          For                            For

5.     Approve whether the meeting has been duly convened        Mgmt          For                            For

6.     Approve the submission of the annual report               Mgmt          Abstain                        Against
       and audit report and the consolidated financial
       statements and consolidated audit report, including
       statements from the Chief Executive Officer
       and a statement on the activities of the Board
       and the Board's Committees

7.a    Adopt the income statement and balance sheet              Mgmt          Abstain                        Against
       and the consolidated income statement and consolidated
       balance sheet

7.b    Approve a dividend of SEK 6.25 per share for              Mgmt          For                            For
       the FY 2007, with Tuesday 24 APR 2008 as the
       record date; if the AGM resolves pursuant to
       the resolution, dividends will be scheduled
       for disbursement from VPC on Tuesday, 29 APR
       2008

7.c    Grant discharge to the Board Members and Chief            Mgmt          Abstain                        Against
       Executive Officer from liability

8.     Approve that the number of ordinary Board Members         Mgmt          For                            For
       be 8, without Deputies

9.     Approve that the Directors' fees be SEK 2,100,000,        Mgmt          For                            For
       with the Chairman of the Board receiving SEK
       450,000 and other Members elected by the AGM
       but not employed by the Group each receiving
       SEK 225,000, and the remaining SEK 300,000
       payable as remuneration for Committee activities,
       at SEK 50,000 each to the 2 External Board
       Members in the Company's Finance Committee
       and SEK 100,000 to the Chairman of the Company's
       Audit Committee and SEK 50,000 each to the
       2 External Board Members of the Audit Committee,
       with no remuneration payable for work on the
       Remuneration Committee

10.    Re-elect Messers. Alrik Danielson, Per Molin,             Mgmt          For                            For
       Bernt Magnusson, Jenny Linden Urnes, Bengt
       Kjell, Oystein Krogen and Urban Jansson and
       elect Mr. Peter Gossas as the Board Members;
       and re-elect Mr. Per Molin as the Chairman
       of the Board

11.    Approve the fees payable to the Auditors be               Mgmt          For                            For
       according to account

12.    Approve the proposal regarding the Election               Mgmt          For                            For
       Committee

13.    Approve the guidelines for remuneration and               Mgmt          For                            For
       other employment terms of the Corporate Management,
       with substantially the terms which are unchanged
       compared to 2007

14.    Approve the transfer of 4,500 class B treasury            Mgmt          For                            For
       shares to the Company's Chief Executive Office
       Mr. Alrik Danielson, free of payment as a share
       related incentive for 2007

15.a   Approve the scope and basic Principles of the             Mgmt          For                            For
       Performance-related Employee Stock Option Plan
       for 2008 of class B shares of the Company,
       as specified

15.b   Authorize the Board of Directors, for the period          Mgmt          For                            For
       until the next AGM, to decide on the acquisition
       of class B treasury shares on the Stockholm
       Stock Exchange; the re-purchase may be conducted
       so that the holding of treasury shares amounts
       to a maximum of 1/10 of all shares of the Company

15.c   Approve to the transfer a maximum of 330,000              Mgmt          For                            For
       treasury shares to employees pursuant to the
       Performance-related Employee Stock Option Plan
       stated in Resolution 15.A; additionally, during
       the period before the next AGM, the Company
       shall have the right to transfer the requisite
       number of shares if participants demand cash
       redemption, and a maximum of 80,000 shares
       of the holding of 330,000 shares with the aim
       of covering specified expenditure, mainly social
       security costs

15.d   Approve that the Company shall have the right             Mgmt          For                            For
       to transfer the requisite number of shares
       in the period before the next AGM if participants
       demand cash redemption, and a maximum of 80,000
       shares of the holding of 330,000 shares with
       the aim of covering specified expenditure,
       mainly social security expenses

16.a   Amend the Articles of Association so that the             Mgmt          For                            For
       share capital limits are reduced from a minimum
       of SEK 127,500,000 and a maximum of SEK 510,000,000
       to a minimum of SEK 80,000,000 and a maximum
       of SEK 320,000,000 [Section 4]

16.b   Approve the quotient value of the shares [share           Mgmt          For                            For
       capital dividend by the number of shares] is
       changed through a share split implying the
       each share is divided into 2 shares [of the
       same class], 1 of which will be designated
       as a redemption share in the VPC system and
       redeemed in the manner stated in Resolution
       16.C below; the record date at VPC for conducting
       the division of shares will be 16 MAY 2008;
       and, after division of shares is completed,
       the number of shares in the Company would increase
       from 35,098,932 to 70,197,864, each share with
       a quotient value of SEK 2.50

16.c   Approve: to reduce the Company's share capital            Mgmt          For                            For
       for a re-payment of SEK 87,747,330 [reduction
       amount] to shareholders by redeeming 35,098,932
       shares, each share with a quotient value of
       SEK 2.50, whereupon withdrawal of Class A and
       Class B redemption shares will be pro rata
       with the number of shares issued in each share
       class at the time of the record date for redemption
       shares; that the shares to be withdrawn will
       be those shares designated redemption shares
       in the VPC system; that, after the division
       of shares conducted pursuant to Resolution
       16.B, whereupon the record date for rights
       to receive redemption shares pursuant to Resolution
       16.B will be 16 May 2008, a redemption amount
       of SEK 15 cash will be paid for every redeemed
       share [regardless of share class], of which
       SEK 12.50 will exceed the share's quotient
       value; however, the Company's treasury shares
       will be redeemed without payment; that the
       total redemption amount is calculated at SEK
       522,009,480 [calculated on the number of outstanding
       shares as of 01 FEB 2008, at which time the
       Company held 298,300 treasury shares]; and,
       in addition to the reduction amount of SEK
       87,747,330, an amount totaling SEK 435,007,900
       will be transferred to shareholders, which
       will consume non-restricted equity; payment
       for these redeemed shares will be made as soon
       as possible, although at the latest 10 banking
       days after the Swedish Companies Registration
       Office registers all resolutions pursuant to
       Resolution 16.A-D;

16.d   Approve: to increase the Company's share capital          Mgmt          For                            For
       by SEK 87,747,330 to SEK 175,494,660 through
       a bonus issue by transferring SEK 87,747,330
       from non-restricted equity; that no new shares
       are to be issued coincident with the increase
       of share capital; that, after the completed
       increase of share capital, the number of shares
       in the Company will amount to a maximum of
       35,098,932, each share with a quotient value
       of SEK 5; and to authorize the Company's Chief
       Executive Officer to make minor amendments
       to resolutions on Resolutions 16 A-D that may
       prove necessary coincident with registration
       of the resolutions at the Swedish Companies
       registration Office or VPC AB

17.    Closing of the Meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOKKAN HOLDINGS LIMITED                                                                     Agenda Number:  701631649
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21168125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3846600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 HOKUETSU PAPER MILLS,LTD.                                                                   Agenda Number:  701625761
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21882105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3841800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOLIDAYBREAK PLC, NORTHWITCH CHESHIRE                                                       Agenda Number:  701435922
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3143M106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Feb-2008
        ISIN:  GB0003164950
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 30 SEP 2007

2.     Declare a final dividend of 23.3p per ordinary            Mgmt          For                            For
       share in respect of the YE 30 SEP 2007

3.     Re-elect Mr. Robert Ayling as a Director                  Mgmt          Against                        Against

4.     Re-elect Mr. James Greenbury as a Director                Mgmt          For                            For

5.     Re-elect Mr. Simon Tobin as a Director                    Mgmt          Against                        Against

6.     Reappoint Mr. Martin Davies as a Director                 Mgmt          Against                        Against

7.     Reappoint Deloitte and Touche LLP as the Auditors         Mgmt          Against                        Against

8.     Authorize the Audit Committee of the Board of             Mgmt          Against                        Against
       Directors to fix the remuneration of the Auditors

9.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2007

10.    Grant authority for political donations and               Mgmt          For                            For
       political expenditure

11.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.12   Approve to disapply the statutory pre-emption             Mgmt          Abstain                        Against
       rights

S.13   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.14   Amend the Articles of Association                         Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG AIRCRAFT ENGR LTD                                                                 Agenda Number:  701532536
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y29790105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  HK0044000302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to declare a final dividend                       Mgmt          For                            For

2.A    Re-elect Mr. Robert Ernest Adams as a Director            Mgmt          Against                        Against

2.B    Re-elect Mr. John Charles Godfrey Bremridge               Mgmt          Against                        Against
       as a Director

2.C    Re-elect Mr. Mark Hayman as a Director                    Mgmt          Against                        Against

3.     Re-appoint PricewaterCoopers as the Auditors              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to make            Mgmt          For                            For
       on-market share repurchases [within the meaning
       of the Code on share repurchases]; the aggregate
       nominal amount of the Company's shares which
       may be repurchased pursuant to the approval
       as specified above shall not exceed 10% of
       the aggregate nominal amount of the shares
       in issue at the date of passing this Resolution;
       and for the purpose of this Resolution: Relevant
       Period means the period from the passing of
       this Resolution until the earliest of: [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM is to be held by law or
       the revocation or variation of the authority
       given under this resolution by the ordinary
       resolution of the shareholders in general meeting]

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which will or might require the exercise of
       such powers during or after the end of the
       Relevant Period be approved; the aggregate
       nominal amount of shares of any class allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval as specified above, otherwise
       than pursuant to (i) a Rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, shall
       not exceed the aggregate of 20% of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5% of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and for the purpose of this Resolution:
       Relevant Period means the period from the passing
       of this Resolution until the earliest of: [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM is to be held by law or
       the revocation or variation of the authority
       given under this resolution by the ordinary
       resolution of the shareholders in general meeting]




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG ASIA LTD                                                                         Agenda Number:  701540444
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3645L101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1F76860344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and reports        Mgmt          Abstain                        Against
       of the Directors and Auditors for the YE 31
       DEC 2007

2.     Approve to declare a tax exempt [1-tier] final            Mgmt          For                            For
       dividend of 6 cents per ordinary share for
       the YE 31 DEC 2007 as recommended by the Directors

3.     Approve Directors' fees [excluding the Audit              Mgmt          For                            For
       Committee fees] of SGD190,000 for the YE 31
       DEC 2007 and Audit Committee fees of SGD 20,000
       per quarter for the period commencing from
       01 JUL 2008 to 30 JUN 2009, with payment of
       the Audit Committee fees to be made in arrears
       at the end of each calendar quarter

4.a    Re-elect Mr. Teo Tong Kooi as a Director who              Mgmt          For                            For
       retires by the rotation in accordance with
       the Articles of Association of the Company

4.b    Re-elect Mr. Goh Kian Hwee as a Director who              Mgmt          For                            For
       retires by the rotation in accordance with
       the Articles of Association of the Company

5.     Re-appoint Mr. Quek Shi Kui as a Director of              Mgmt          For                            For
       the Company pursuant to Section 153[6] of the
       Companies Act, Chapter 50, to hold office from
       the date of this Meeting until the next AGM

6.     Re-appoint Messrs. KPMG as Auditors and authorize         Mgmt          For                            For
       the Directors to fix their remuneration

7.     Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company [ shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments ] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [notwithstanding
       the authority conferred by this ordinary resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this ordinary resolution
       was in force, provided that the aggregate number
       of shares to be issued pursuant to this ordinary
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding shares
       which may be issued pursuant to any adjustments
       effected under any relevant Instrument], does
       not exceed 50% of the total number of issued
       shares excluding treasury shares, if any, in
       the capital of the Company [as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this ordinary resolution
       but excluding shares which may be issued pursuant
       to any adjustments effected under any relevant
       Instrument] does not exceed 20% of the total
       number of issued shares excluding treasury
       shares, if any, in the capital of the Company
       [as specified]; [2] [subject to such manner
       of calculation as may be prescribed by the
       Singapore Exchange Securities Trading Limited
       [ SGX-ST ]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph [1] above, the total
       number of issued shares excluding treasury
       shares, if any, shall be based on the total
       number of issued shares excluding treasury
       shares, if any, in the capital of the Company
       at the time this ordinary resolution is passed,
       after adjusting for new shares arising from
       the conversion or exercise of any convertible
       securities or share options which are outstanding
       and subsisting at the time this ordinary resolution
       is passed; and any subsequent bonus issue,
       consolidation or subdivision of shares [3]
       in exercising the authority conferred by this
       ordinary resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [4] [as specified];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

8.     Amend the Hong Leong Asia Share Option Scheme             Mgmt          For                            For
       2000 [the Scheme ] by deleting Rule 6.1 in
       its entirety and substituting in place thereof
       the following: the Scheme Committee may, subject
       as provided in Rule 5, grant options at any
       time and from time to time

9.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Hong
       Leong Asia share option scheme 2000 [the Scheme
       ] and to allot and issue from time to time
       such number of shares in the capital of the
       Company as may be required to be issued pursuant
       to the exercise of the options granted under
       the Scheme provided that the aggregate number
       of shares to be issued pursuant to the Scheme
       shall not exceed 15% of the total number of
       issued shares excluding treasury shares, if
       any, in the capital of the Company from time
       to time, and provided further that the aggregate
       number of shares to be issued during the entire
       operation of the Scheme [subject to adjustments,
       if any, made under the Scheme] shall not exceed
       such limits or [as the case may be] sub-limits
       as may be prescribed in the Scheme

10.    Authorize, for the purposes of Sections 76C               Mgmt          For                            For
       and 76E of the Companies Act, Chapter 50 [the
       Companies Act ], the Directors of the Company
       of all the powers of the Company to purchase
       or otherwise acquire issued ordinary shares
       in the capital of the Company [the Shares]
       not exceeding in aggregate the Maximum Limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price [as hereafter
       defined], whether by way of: i) market purchase[s]
       on the SGX-ST and/or any other stock exchange
       on which the shares may for the time being
       be listed and quoted [Other Exchange]; and/or
       [ii] off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, other Exchange as may for the time being
       be applicable; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]; authorize the
       Directors of the Company to complete and do
       all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the and/or this resolution

11.    Authorize, for the purposes of Chapter 9 of               Mgmt          For                            For
       the Listing Manual of SGX-ST, the Company,
       its subsidiaries and its associated Companies
       that are not listed on the SGX-ST or an approved
       exchange, over which the Company, its subsidiaries
       and/or its interested person[s], have control,
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, as specified with any party who
       is of the class of Interested Persons; provided
       that such transactions are entered in accordance
       with the review procedures as specified; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       resolution

       Transact any other ordinary business                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HONG LEONG FINANCE LTD                                                                      Agenda Number:  701521191
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y36795113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1M04001939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and reports        Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a tax exempt [1-tier] final dividend              Mgmt          For                            For
       of 8 cents per share for the YE 31 DEC 2007
       as recommended by the Directors

3.     Approve the Directors fees of SGD 334,000 for             Mgmt          For                            For
       the YE 31 DEC 2007 [year 2006: SGD 334,000],
       Audit Committee fees of SGD 25,000 per quarter
       for the period commencing from 01 JUL 2008
       to 30 JUN 2009, with payment of the Audit Committee
       fees to be made in arrears at the end of each
       calendar quarter, and a fee of SGD 37,500 per
       quarter to Mr. Cheng Shao Shiong at the Bertie
       Cheng as Chairman of the Executive Committee
       [Risk] Sub-Committee for the period commencing
       from 01 JUL 2008 to 30 JUN 2009, with payment
       of the said fee to be made in arrears at the
       end of each calendar quarter

4.A    Re-elect Mr. Woo Tchi Chu as a Director who               Mgmt          For                            For
       retires by rotation, in accordance with the
       Articles of Association of the Company

4.B    Re-elect Mr. Chng Beng Hua as a Director who              Mgmt          For                            For
       retires by rotation, in accordance with the
       Articles of Association of the Company

5.A    Re-appoint Mr. Robin Ian Rawlings as a Director,          Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50 to hold office from the date
       of this AGM until the next AGM

5.B    Re-appoint Mr. Lee Jackson @ Li Chik Sin as               Mgmt          For                            For
       a Director, pursuant to Section 153(6) of the
       Companies Act, Chapter 50 to hold office from
       the date of this AGM until the next AGM

5.C    Re-appoint Mr. Cheng Shao Shiong @ Bertie Cheng           Mgmt          For                            For
       as a Director, pursuant to Section 153(6) of
       the Companies Act, Chapter 50 to hold office
       from the date of this AGM until the next AGM

6.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

7.     Authorize the Directors to (a) issue shares               Mgmt          For                            For
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [b] [notwithstanding the authority
       conferred by this ordinary resolution may have
       ceased to be in force] issue shares in pursuance
       of any instrument made or granted by the Directors
       while this ordinary resolution was in force,
       provided that: [1] the aggregate number of
       shares to be issued pursuant to this ordinary
       resolution [including shares to be issued in
       pursuance of instruments made or granted pursuant
       to this ordinary resolution but excluding shares
       which may be issued pursuant to any adjustments
       effected under any relevant instrument), does
       not exceed 50% of the total number of issued
       shares in the capital of the Company [as calculated
       in accordance with sub-paragraph [2] below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this ordinary resolution
       but excluding shares which may be issued pursuant
       to any adjustments effected under any relevant
       instrument] does not exceed 20% of the total
       number of issued shares in the capital of the
       Company [as calculated in accordance with sub-paragraph
       [2] below]; [2] [subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraph
       [1] above, the total number of issued shares
       in the capital of the Company shall be based
       on the total number of issued shares in the
       capital of the Company at the time this ordinary
       resolution is passed, after adjusting for:
       i) new shares arising from the conversion or
       exercise of any convertible securities or share
       options which are outstanding and subsisting
       at the time this ordinary resolution is passed;
       and ii) any subsequent bonus issue, consolidation
       or subdivision of shares; [3] in exercising
       the authority conferred by this ordinary resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held]

8.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the Hong
       Leong Finance Share Option Scheme 2001 [the
       Scheme] and to allot and issue from time to
       time such number of shares in the capital of
       the Company as may be required to be issued
       pursuant to the exercise of the options granted
       under the Scheme provided that the aggregate
       number of shares to be issued pursuant to the
       Scheme shall not exceed 15% of the total number
       of issued shares in the capital of the Company
       from time to time, and provided further that
       the aggregate number of shares to be issued
       during the entire operation of the Scheme [subject
       to adjustments, if any, made under the Scheme]
       shall not exceed such limits or [as the case
       may be] sub-limits as may be prescribed in
       the Scheme

       Transact any other Business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG & SHANGHAI HOTELS LTD                                                              Agenda Number:  701536750
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y35518110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  HK0045000319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors' and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Clement King Man Kwok as a Director          Mgmt          For                            For

3.B    Re-elect Mr. William Elkin Mocatta as a Director          Mgmt          For                            For

3.C    Re-elect Mr. Pierre Roger Boppe as a Director             Mgmt          For                            For

3.D    Re-elect Mr. Robert Warren Miller as a Director           Mgmt          Against                        Against

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to allot, issue and deal
       with additional shares in the capital of the
       Company and make or grant offers, agreements,
       options or warrants during and after the relevant
       period, not exceeding 20% of the aggregate
       number of the issued share capital of the Company
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; or
       iii) any scrip dividend or similar arrangement
       pursuant to the Articles of Association of
       the Company from time to time; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares or otherwise acquire shares of HKD 0.50
       each in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       during the relevant period, provided that the
       aggregate number of shares in the capital of
       the Company so repurchased or otherwise acquired
       shall not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       and [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law]

7.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       5 and 6 above, to add the aggregate number
       of the shares in the capital of the Company
       which are repurchased or otherwise acquired
       by the Company pursuant to Resolution 6 to
       the aggregate number of shares in the capital
       of the Company which may be issued pursuant
       to Resolution 5

8.     Approve, pursuant to Article 77 of the Articles           Mgmt          For                            For
       of Association of the Company, with effect
       from 08 MAY 2008, to fix the ordinary remuneration
       of the Directors [other than executive Directors]
       at the rate of HKD 200,000 per annum for each
       Director




--------------------------------------------------------------------------------------------------------------------------
 HOPSON DEV HLDGS LTD                                                                        Agenda Number:  701597861
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4600H101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Jun-2008
        ISIN:  BMG4600H1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.a    Re-elect Mr. Zhao Hai as an Executive Director            Mgmt          Against                        Against

2.b    Re-elect Mr. Xue Hu as an Executive Director              Mgmt          Against                        Against

2.c    Re-elect Ms. Zhao Mingfeng as an Executive Director       Mgmt          Against                        Against

2.d    Re-elect Mr. Yuen Pak Yiu, Philip as an Independent       Mgmt          For                            For
       Non-Executive Director

2.e    Re-elect Mr. Lee Tsung Hei, David as an Independent       Mgmt          For                            For
       Non-Executive Director

2.f    Re-elect Mr. Wong Shing Kay, Oliver as an Independent     Mgmt          For                            For
       Non-Executive Director

2.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Executive Directors and
       the Non-Executive Directors

3.     Approve to pay a remuneration of HKD 240,000              Mgmt          For                            For
       to each of Independent Non-Executive Directors
       of the Company for the YE 31 DEC 2008, provided
       that such remuneration will be paid in proportion
       to the period of service in the case of a Director
       who has not served a complete year

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

6.a    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company or securities convertible
       into such shares or warrants or similar rights
       to subscribe for any shares in the Company
       and to make or grant offers, agreements and
       options during the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution, otherwise
       than pursuant to: a rights issue; or pursuant
       to the exercise of options under the Share
       Option Scheme or similar arrangement; or any
       scrip dividend or similar arrangement providing
       for the allotment of share of the Company in
       lieu of the whole or part of the dividend on
       the shares of the Company in accordance with
       the Company's Bye-laws; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable laws
       of Bermuda to be held]

6.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares, on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange on which the
       securities of the Company may be listed as
       amended from time to time, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company on the date of
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable laws
       of Bermuda to be held]

6.c    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       6.A and 6.B, to add the aggregate nominal amount
       of shares in the capital of the Company repurchased
       by the Company under the authority granted
       to the Directors as specified in Resolution
       6.B, to the aggregate nominal amount of the
       share capital of the Company that may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to Resolution 6.A, provided that such
       amount shall not exceed 10% of the total nominal
       amount of the issued share capital of the Company
       on the date of this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HORIBA,LTD.                                                                                 Agenda Number:  701473821
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22428106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Mar-2008
        ISIN:  JP3853000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

3.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOSIDEN CORPORATION                                                                         Agenda Number:  701621585
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22470108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3845800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Allow Disclosure
       of Shareholder Meeting Materials on the Internet

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOUSE FOODS CORPORATION                                                                     Agenda Number:  701622804
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22680102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3765400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Adopt Reduction of Liability      System for
       Outside Directors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUDBAY MINERALS INC                                                                         Agenda Number:  701577489
--------------------------------------------------------------------------------------------------------------------------
    Security:  443628102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  CA4436281022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. M. Norman Anderson as a Director                Mgmt          For                            For

1.2    Elect Mr. Lloyd Axworthy as a Director                    Mgmt          For                            For

1.3    Elect Mr. John H. Bowles as a Director                    Mgmt          For                            For

1.4    Elect Mr. Donald K. Charter as a Director                 Mgmt          For                            For

1.5    Elect Mr. Ronald P. Gagel as a Director                   Mgmt          For                            For

1.6    Elect Mr. Peter Gillin as a Director                      Mgmt          For                            For

1.7    Elect Mr. Allen J. Palmiere as a Director                 Mgmt          For                            For

2.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

3.     Approve the amendments of the Company's Option            Mgmt          For                            For
       Plan in accordance with the terms of the resolution
       as specified

4.     Approve the adoption of a long-term equity plan           Mgmt          For                            For
       in accordance with the terms of the resolution
       as specified




--------------------------------------------------------------------------------------------------------------------------
 HUFVUDSTADEN AB, STOCKHOLM                                                                  Agenda Number:  701465812
--------------------------------------------------------------------------------------------------------------------------
    Security:  W30061126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  SE0000170375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Fredrik Lundberg as a Chairman for              Mgmt          For                            For
       the AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Elect the persons to verify the minutes and               Mgmt          For                            For
       count the votes

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve to examine whether the meeting has been           Mgmt          For                            For
       duly convened

7.     President's speech                                        Mgmt          For                            For

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report as well as the consolidated accounts
       and the Auditors' report for the Group

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet including in
       the annual report

10.    Approve the appropriation of the Company's profit         Mgmt          For                            For
       or loss according to the adopted balance sheet
       [ordinary dividend of SEK 1.75 per share]

11.    Grant discharge from liability for the Members            Mgmt          For                            For
       of the Board and the President

12.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 9, the Auditors and the terms

13.    Approve to determine the remuneration to the              Mgmt          For                            For
       Board of SEK 1,575,000, of which SEK 350,000
       is to the Chairman of the Board and SEK 175,000
       to each of the other Board Members, apart from
       the President Mr. Ivo Stopner and to pay a
       fee to the Auditors for time worked as billed
       for the examination of the financial statements,
       the Company Management and the Group Audit

14.    Presentation by the Chairman of the positions             Mgmt          For                            For
       held by the Board Members in other companies;
       re-elect Messrs. Claes Boustedt, Bengt Braun,
       Peter Egardt, Louise Lindh, Fredrik Lundberg,
       Hans Metzig, Sten Peterson, Anna-Greta Sjoberg
       and Ivo Stopner as Board Members

15.    Elect Mr. George Pettersson as an Auditor and             Mgmt          For                            For
       Mr. Joakim Thilstedt as a Deputy Auditor for
       a term of 4 years

16.    Approve the specified guidelines for the salaries         Mgmt          For                            For
       and other remuneration to the Senior Executives

17.    Authorize the Board to acquire shares in the              Mgmt          For                            For
       Company: acquisition shall take place on the
       OMX Nordic Exchange in Stockholm within the
       registered price range on each occasion between
       the highest bid price and the lowest selling
       price and subject to the provision that the
       Company's holding of its own shares shall at
       no time exceed 10% of the total number of shares
       in the Company, and that an acquisition may
       not take place to such an amount that the equity
       ratio, following the acquisition, falls below
       the Group's target of 40%, the aim to allow
       the Board the opportunity to adjust the capital
       structure and in doing so create increased
       value for the Company's shareholders; authorize
       the Board to dispose the Company's own shares
       in a manner other than through the OMX Nordic
       Exchange as payment for or to finance the acquisition
       of a Company or a property and thus, deviating
       from the shareholders' priority right, transfer
       shares to a certain person as payment for such
       an acquisition; authorization can be exercised
       on one or more occasions and covers all the
       shares in the Company held by the Company,
       applicable rules laid down in the Swedish Companies
       Act shall be observed; [Authority expires at
       the next AGM]

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUGO BOSS AG, METZINGEN                                                                     Agenda Number:  701515100
--------------------------------------------------------------------------------------------------------------------------
    Security:  D12432106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005245534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 454,425,400 as follows: payment
       of a dividend of EUR 1.45 plus a special dividend
       of EUR 5 per ordinary share payment of a dividend
       of EUR 1.46 plus a special dividend of EUR
       5 per ordinary share EUR 8,934,275.63 shall
       be carried forward Ex-dividend and payable
       date: 09 MAY 2008

3.     Ratification of the acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board

5.     Authorization to acquire own shares the company           Non-Voting
       shall be authorized to acquire own ordinary
       and/or preference shares of up to 10% of its
       share capital, at prices not deviating more
       than 20% from the market price, on or before
       07 NOV 2009 the Board of Managing Directors
       shall be authorized to sell the shares at a
       price not materially below their market price,
       to use the shares for acquisition purposes,
       to float the shares on Foreign Stock Exchanges,
       and to retire the shares

6.     Appointment of auditors for the 2008 FY: KPMG,            Non-Voting
       Stuttgart

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 HUGO BOSS AG, METZINGEN                                                                     Agenda Number:  701515605
--------------------------------------------------------------------------------------------------------------------------
    Security:  D12432106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  DE0005245534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 17 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Separate resolution of the preference shareholders        Mgmt          For                            For
       on the approval of the anticipated authorization
       given by the AGM of the same day to acquire
       own shares, as follows: the Company shall be
       authorized to acquire own ordinary and/or preference
       shares of up to 10% of its share capital, at
       prices not deviating more than 20% from the
       market price, on or before 07 NOV 2009, the
       Board of Managing Directors shall be authorized
       to sell the shares at a price not materially
       below their market price, to use the shares
       for acquisition purposes, to float the shares
       on Foreign Stock Exchanges, and to retire the
       shares




--------------------------------------------------------------------------------------------------------------------------
 HUHTAMAKI OY                                                                                Agenda Number:  701478340
--------------------------------------------------------------------------------------------------------------------------
    Security:  X33752100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  FI0009000459
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on the profit and loss and            Mgmt          For                            For
       to pay a dividend of EUR 0.42 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.6    Approve the number of Board Members                       Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditors[s]                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUNTING PLC                                                                                 Agenda Number:  701487781
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46648104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  GB0004478896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2007 and the report
       of the Auditors on the accounts

2.     Approve the Remuneration Committee's report               Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Declare a final dividend of 5.7p per ordinary             Mgmt          For                            For
       share

4.     Re-elect Mr. Dennis Proctor as a Director, who            Mgmt          Against                        Against
       retires by rotation in accordance with the
       Articles of Association of the Company

5.     Re-elect Mr. George Helland as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Articles of Association of the Company

6.     Re-elect Mr. Richard Hunting, who retires in              Mgmt          Against                        Against
       accordance with the combined code on corporate
       governance

7.     Re-elect Mr. Peter Rose as a Director in accordance       Mgmt          Against                        Against
       with the Articles of Association of the Company

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, to hold the office
       until the conclusion of the next general meeting
       at which the audited accounts are laid before
       the Company and authorize the Directors to
       determine their remuneration

9.     Approve the schedule to the rules of the Hunting          Mgmt          For                            For
       2001 Unapproved Share Option Plan, as amended
       by the Directors on 13 Jun 2007 to facilitate
       the grant of Incentive Stock Options and produced
       to the meeting and signed by the Chairman for
       the purposes of identification

10.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80(2) of the Companies Act 1985] up
       to an aggregate nominal amount of GBP 10,958,720
       being one-third of the nominal value of the
       issued share capital; [Authority expires at
       the conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of that Act] for
       cash pursuant to the general authority conferred
       by Resolution 10, dis-applying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities a) in connection with
       a rights issue, open offer or other offers
       in favor of ordinary shares; and b) up to an
       aggregate nominal amount not exceeding GBP
       1,643,808 [5% of the issued share capital];
       and, authorize the Directors to allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of its ordinary shares of 25 pence each: up
       to a maximum number of ordinary shares13,150,464
       of 10% of the issued share capital, at a minimum
       price of 25 pence and up to 105% of the average
       market value of an ordinary shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days immediately
       before the day on which the purchase is made
       and the price stipulated by Article 5(1) of
       the Buy-back and stabilization regulation;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company contained in the document produced
       to the meeting and signed by the Chairman for
       the purposes of identification in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 HUSKY INJECTION MOLDING SYS  LTD                                                            Agenda Number:  701402810
--------------------------------------------------------------------------------------------------------------------------
    Security:  448058107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  CA4480581079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Arrangement under Section 182 of              Mgmt          For                            For
       the Business Corporations Act [Ontario] [the
       OBCA] involving the acquisition by 2149692
       Ontario Inc, a Corporation owned directly or
       indirectly by Onex Corporation and one or more
       of its affiliates, of all of the issued and
       outstanding shares in exchange for CAD 8.235
       in cash per share for all shares

2.     Amend the By-Law No. 1 of Husky, as specified             Mgmt          For                            For

3.1    Elect Mr. David Beatty as a Director                      Mgmt          For                            For

3.2    Elect Mr. Michael Cardiff as a Director                   Mgmt          For                            For

3.3    Elect Mr. David Colcleugh as a Director                   Mgmt          For                            For

3.4    Elect Mr. John Doddridge as a Director                    Mgmt          For                            For

3.5    Elect Mr. John Galt as a Director                         Mgmt          For                            For

3.6    Elect Mr. Eric Russell as a Director                      Mgmt          For                            For

3.7    Elect Ms. Elizabeth Schad as a Director                   Mgmt          For                            For

3.8    Elect Mr. Robert Schad as a Director                      Mgmt          For                            For

4.     Appoint Ernst and Young LLP as the Auditors               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON HARBOUR RING LTD                                                                  Agenda Number:  701538615
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46712108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  BMG467121080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of audited accounts, the            Mgmt          For                            For
       report of the Directors and the Independent
       Auditors' report for the YE 31 DEC 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.1    Re-elect Mr. Fok Kin-ning, Canning as a Director          Mgmt          Against                        Against

3.2    Re-elect Ms. Chan Wen Mee, May [Michelle] as              Mgmt          Against                        Against
       a Director

3.3    Re-elect Ms. Edith Shih as a Director                     Mgmt          Against                        Against

3.4    Re-elect Mr. Endo Shigeru as a Director                   Mgmt          Against                        Against

3.5    Re-elect Mr. Kwan Kai Cheong as a Director                Mgmt          For                            For

3.6    Re-elect Dr. Lam Lee G as a Director                      Mgmt          For                            For

3.7    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors of the Company to fix the Auditors'
       remuneration

5.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       subject to this resolution, to allot, issue
       or otherwise deal with new shares of the Company
       [the Shares] or securities convertible into
       Shares, or options, warrants or similar rights
       to subscribe for any shares, and to make or
       grant offers, agreements, options and warrants
       which would or might require the exercise of
       such powers during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly,
       otherwise than pursuant to shares issued as
       a result of a rights issue [as specified],
       the exercise of the subscription or conversion
       rights attaching to any warrants issued by
       the Company or the exercise of options granted
       under the share option scheme of the Company
       or any scrip dividend providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable law of Bermuda to be held]

5.2    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution during the relevant period,
       to purchase or repurchase shares of the Company
       [the Shares] on, subject to and in accordance
       with all applicable laws and rules on The Stock
       Exchange of Hong Kong Limited or on any other
       stock exchange on which the shares may be listed
       and recognized for this purpose by the Securities
       and Futures Commission and The Stock Exchange
       of Hong Kong Limited; the aggregate nominal
       amount of the shares which may be purchased
       or repurchased by the Company pursuant to the
       said approval not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable law of Bermuda
       to be held]

5.3    Approve, subject to the passing of Resolutions            Mgmt          For                            For
       nos (1) and (2) as specified, to add the aggregate
       nominal amount of the shares of the Company
       which may be purchased or repurchased by the
       Company pursuant to the authority granted to
       the Directors of the Company by ordinary Resolution
       no (2), to the aggregate nominal amount of
       share capital of the Company that may be allotted
       or issued or agreed conditionally or unconditionally
       to be allotted or issued by the Directors of
       the Company pursuant to Resolution no (1),
       provided that such shares not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON HARBOUR RING LTD                                                                  Agenda Number:  701593421
--------------------------------------------------------------------------------------------------------------------------
    Security:  G46712108                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  BMG467121080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 16 MAY 2008 [the Sale and Purchase Agreement]
       made between Hutchison Harbour Ring Property
       Holdings Limited [HHRP] as vendor, the Company
       as guarantor for HHRP, Hawkwind Investments
       Limited [Hawkwind] and the Purchaser Guarantor
       relating to the sale and purchase of the Sale
       Shares and the Sale Loans [as defined in the
       circular to the Company's [the Circular]],
       and all transactions contemplated under or
       incidental to the sale and purchase agreement
       and all actions taken or to be taken by the
       Company and its subsidiaries pursuant to or
       in connection with the Sale and Purchase Agreement;
       and authorize the Directors of the Company,
       acting together, individually or by Committee,
       to do all such acts and things, to sign and
       execute all such other documents, deeds, instruments
       and agreements [the Ancillary Documents] and
       to take such steps as they may consider necessary,
       appropriate, desirable or expedient to give
       effect to or in connection with the sale and
       purchase agreement and/or any transactions
       contemplated there under and all other matters
       incidental thereto, and to agree to any amendments
       to any of the terms of the sale and purchase
       agreement and/or any of the Ancillary Documents
       which in the opinion of the Directors of the
       Company are in the interests of the Company
       to do so




--------------------------------------------------------------------------------------------------------------------------
 I-CABLE COMMUNICATIONS LTD                                                                  Agenda Number:  701556144
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38563105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  HK1097008929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.A    Re-elect Mr. Patrick Y.W. Wu as a Director,               Mgmt          Against                        Against
       who retires

3.B    Re-elect Mr. Anthony K.K. Yeung as a Director,            Mgmt          Against                        Against
       who retires

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to purchase shares in the
       capital of the Company, the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and The Stock Exchange of Hong
       Kong Limited under the code on Share Repurchases
       pursuant to this resolution, shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements, options, warrants and other
       securities which might require the exercise
       of such power, the aggregate nominal a mount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to an option or otherwise] by the
       Directors of the Company pursuant to: i) any
       executive or employee share option or incentive
       scheme, or ii) a Rights Issue [as specified],
       or iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company, shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; and [if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company]
       the nominal amount of share capital of the
       Company repurchased by the Company subsequent
       to the passing of this Resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution]; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next Annual General Meeting of the Company
       is required by law to be held]

7.     Approve that the general mandate granted to               Mgmt          For                            For
       the Directors of the Company to exercise the
       powers of the Company to allot, issue and deal
       with any additional shares of the Company pursuant
       to Resolution 6 convening this meeting extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5, provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IAMGOLD CORP                                                                                Agenda Number:  701555469
--------------------------------------------------------------------------------------------------------------------------
    Security:  450913108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  CA4509131088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors for all the nominees listed           Mgmt          For                            For
       in the accompanying management information
       circular

2.     Appoint KPMG LLP Chartered Accountants as the             Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorize the Directors to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 IAWS GROUP PLC                                                                              Agenda Number:  701403379
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4681X124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  IE0004554287
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Director's report and             Mgmt          Abstain                        Against
       financial statements for the YE 30 JUL 2007

2.     Approve a final dividend of 7.80 cent per ordinary        Mgmt          Abstain                        Against
       share payable on 01 FEB 2008 to shareholders
       on the register of Members at close of business
       25 JAN 2008

3.a    Re-elect Mr. Denis Buckley as a Director, who             Mgmt          For                            For
       retires in accordance with the Article of Association

3.b    Re-elect Mr. J. Brian Davy as a Director, who             Mgmt          For                            For
       retires in accordance with the Article of Association

3.c    Re-elect Mr. William G. Murphy as a Director,             Mgmt          For                            For
       who retires in accordance with the Article
       of Association

3.d    Re-elect Ms. Noreen Hynes as a Director, who              Mgmt          For                            For
       retires in accordance with the Article of Association

3.e    Re-elect Mr. Owen Killian as a Director, who              Mgmt          For                            For
       retires in accordance with the Article of Association

3.f    Re-elect Mr. Denis Lucey as a Director, who               Mgmt          For                            For
       retires in accordance with the Article of Association

4.     Authorize the Directors to fix the remuneration           Mgmt          Abstain                        Against
       of the Auditor

5.     Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 20 of the Companies [Amendment] Act
       1983 [the 1983 Act] provided that; the maximum
       amount of relevant securities which may be
       allotted under the authority hereby conferred
       shall be shares with an aggregate nominal value
       equivalent to one third of nominal value of
       the issued share capital of the Company at
       the date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company after passing of this
       resolution or 02 MAR 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.6    Authorize the Directors, subject to the passing           Mgmt          Abstain                        Against
       of the Resolution 5, for the purpose of Section
       24(1) of the 1983Act, to allot equity securities,
       for cash pursuant to and in accordance with
       Article 7(d) of the Article of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       after passing of this resolution or 02 MAR
       2009] unless previously revoked or renewed
       in accordance with the provisions of the 1983
       Act; and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.7    Authorize the Company and/or any subsidiary               Mgmt          Abstain                        Against
       [being a body corporate as referred to in the
       Europe Communities [Public Limited Companies:
       Subsidiaries] Regulations, 1997], to make purchase
       [Section 212 of the Companies Act 1990 [1990
       Act]] of shares as specified of any class of
       the Company on such terms and conditions and
       in such manner as the Directors may from time
       to time determine in accordance with and subject
       to the provision of the 1990 Act and the restriction
       and provisions as specified; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company after passing of this resolution
       or 02 JUN 2009] unless previously revoked or
       renewed in accordance with the provisions of
       the 1990 Act

S.8    Approve to reissue price range at which any               Mgmt          Abstain                        Against
       treasury share [Section 209 of the 1990 Act]
       for time being held by the Company may be reissued
       off market shall be the price range as specified;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company after passing
       of this resolution or 02 JUN 2009] unless previously
       revoked or renewed in accordance with the provisions
       of the 1990 Act

S.9    Amend Article 139 and 140 of the Articles of              Mgmt          Abstain                        Against
       Association as specified




--------------------------------------------------------------------------------------------------------------------------
 IBA HEALTH LTD                                                                              Agenda Number:  701403305
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q48234100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000IBA4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report of the Company
       for the YE 30 JUN 2007

1.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

2.     Re-elect Professor Claire Jackson as a Director           Mgmt          For                            For
       of the Company who retires in accordance with
       the Company's Constitution

3.     Re-elect Mr. Peter Wise as a Director of the              Mgmt          For                            For
       Company who retires in accordance with the
       Company's Constitution

4.     Approve, for the purpose of Rule 10.14 of the             Mgmt          For                            For
       Listing Rules and for all other purposes, to
       issue of up to 1,020,000 fully paid ordinary
       shares to Mr. Stephen Garrington in accordance
       with the terms of the IBA Health Employee Loan
       Plan and the IBA Health Employee Deferred Incentive
       Plan, in the manner as specified

5.     Approve, for the purpose of Rule 10.14 of the             Mgmt          For                            For
       Listing Rules and for all other purposes, to
       issue up to 2,300,000 fully paid ordinary shares
       to Mr. Gary Cohen in accordance with the terms
       of the IBA Health Employee Loan Plan and the
       IBA Health Employee Deferred Incentive Plan,
       in the manner as specified

6.     Approve and ratify, for the purpose of Listing            Mgmt          For                            For
       Rule 7.4 and for all other purposes, to allot
       and issue of 231,822 shares and 600,000 options
       in the Company to persons who are not related
       parties of the Company, as specified

7.     Approve, for the purpose of Section 611, Item             Mgmt          For                            For
       7 of the Corporations Act and for all other
       purposes, to issue up to 124,948,134 shares
       to AEP upon conversion of up to 124,948,134
       Convertible Notes with a total face value of
       AUD 107,958,763 as specified

8.     Ratify, for the purposes of Listing Rule 7.4              Mgmt          For                            For
       and for all other purposes, to issue up to
       5,616,000 Convertible Notes to AEP in lieu
       of the payment of the Non-Usage Fee, in accordance
       with Clauses 4.2 and 4.3 of the Subscription
       Deed as specified

9.     Ratify, for the purpose of Listing Rule 7.4               Mgmt          For                            For
       and for all other purposes, to issue and allot
       up to 19,072,487 shares to ABN AMRO Corporate
       Finance, in lieu of the payment of the 'success
       fee' payable under the Engagement Agreement,
       as specified

10.    Elect Mr. Marcus Derwin as a Director of the              Mgmt          Against                        Against
       Company, with effect from the conclusion of
       the AGM

11.    Elect Mr. Don Conway as a Director of the Company,        Mgmt          Against                        Against
       with effect from the conclusion of the AGM

S.12   Approve to change the name of the Company from            Mgmt          For                            For
       IBA Health Limited to IBA Health Group Limited




--------------------------------------------------------------------------------------------------------------------------
 IBERDROLA RENOVABLES SA, MADRID                                                             Agenda Number:  701597114
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6244B103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  ES0147645016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

I.1    Examination and approval, if applicable, of               Mgmt          For                            For
       the individual annual financial statements
       of Iberdrola Renovables, S.A. [balance sheet,
       profit and loss statement, and notes] and of
       the financial statements consolidated with
       its subsidiaries [balance sheet, profit and
       loss statement, statement of changes in shareholders'
       equity, statement of cash flows, and notes]
       for the FYE 31 DEC 2007.

I.2    Examination and approval, if applicable, of               Mgmt          For                            For
       the proposed allocation of profits/losses for
       the FYE 31 DEC 2007.

I.3    Examination and approval, if applicable, of               Mgmt          For                            For
       the individual Management report of Iberdrola
       Renovables, S.A. and of the Management report
       consolidated with its subsidiaries for the
       FYE 31 DEC 2007.

I.4    Examination and approval, if applicable, of               Mgmt          For                            For
       the Management and activities of the Board
       of Directors for the FYE 31 DEC 2007.

I.5    Authorization to the Board of Directors, with             Mgmt          For                            For
       express powers of substitution, for the derivative
       acquisition of the Company's own shares by
       the Company and/or by its subsidiaries, up
       to a maximum limit of 5% of the share capital,
       upon the terms set forth in current legislation,
       depriving of effect the authorization granted
       by the Sole Shareholder for such purpose on
       05 NOV 2007, to the extent of the unutilized
       amount.

I.6    Re-election or, in the absence thereof, appointment       Mgmt          For                            For
       of the Auditor of the Company and of its Group.

I.7    Examination and approval, if applicable, of               Mgmt          For                            For
       the delivery of the shares of the Company to
       the Executive Director, as beneficiary of the
       compensation plans of Iberdrola Renovables,
       S.A. [Annual variable stock compensation plan,
       Stock delivery plan, and 2008-2010 Strategic
       bonus].

I.8    Examination and approval, if appropriate, of              Mgmt          For                            For
       a Stock Plan directed towards employees [including
       executive personnel], as well as the delegation
       to the Board of Directors to implement, develop,
       formalize and carry out such plan.

I.9    Authorization to the Board of Directors, with             Mgmt          For                            For
       the express power of substitution, to create
       and fund Associations and Foundations, pursuant
       to applicable laws and regulations.

I.10A  Amendment of paragraph 1 of Article 4 [Registered         Mgmt          For                            For
       office and branches].

I.10B  Amendment of paragraph 2 of Article 48 of the             Mgmt          For                            For
       By-Laws [FYand drawing up of the annual financial
       statements].

I.11   Delegation of powers to formalize and execute             Mgmt          For                            For
       all resolutions adopted at the General Shareholders'
       Meeting, for conversion thereof into a public
       instrument, and for the interpretation, correction,
       supplementation and development thereof or
       further elaboration thereon until the required
       registrations are made.

II.    To approve the proposed resolutions and reports           Mgmt          Abstain                        Against
       of the Boards of Directors relating to the
       items of the Agenda, the annual Corporate Governance
       report, the annual report on the remuneration
       policy and the report explaining the aspects
       of the equity structure and the governance
       and control system of the Company set forth
       in Section 116 BIS of the Securities Market
       Act [a copy of the latter is attached hereto],
       all of them referred to FY 2007, which will
       be made available to the shareholders once
       the call for the General Shareholders' Meeting
       is carried out.

III.   To approve the Shareholder's Guide and adopt              Mgmt          Abstain                        Against
       other resolutions relating to the General Shareholders'
       Meeting.




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, 75019 PARIS                                                                       Agenda Number:  701409888
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4609H103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  FR0010308841
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Ratify the appointment Mr. Serge Grzybowski               Mgmt          For                            For
       as a Director

E.2    Acknowledge the merger agreement of ICADE into            Mgmt          Abstain                        Against
       ICADE EMGP agreed upon pursuant to a merger
       agreement signed on 25 SEP 2007, providing
       for the contributions by the Company pursuant
       to a merger of all of its assets, with the
       corresponding taking-over of all its liabilities;
       approve all the provisions of this merger agreement;
       the net asset accounting is of EUR 1,251,108,959.00;
       the shareholders' meeting, after having taken
       note of the contribution agreement between
       ICADE and ICADE EMGP, all the terms of the
       contribution agreement, the valuation of the
       contribution and the consideration for it;
       consequently, the shareholders' meeting decides
       to increase the share capital by the creation
       of 46,706,418 new full paid-up shares of a
       par value of EUR 1.52 each, to be distributed
       among the shareholders of the acquired Company,
       according to an exchange ratio of 1 ICADE EMGP
       Share against 2 ICADE Shares; the ICADE Company
       holds 208,000 of its own shares in even will
       not be exchange for shares of the adsorbent
       Company and will be cancelled; the difference
       between the amount of the net assets contributed
       of EUR 1,251,108,959.00 and the nominal amount
       of the issuance of the new share of EUR 71,203,475.36,
       estimated at EUR 1,179,905,483.64, will form
       the merger premium credited to the merger premium
       account

E.3    Approve, conditionally on the approval of the             Mgmt          Abstain                        Against
       merger, that the capital increase shall be
       definitively completed and that consequently
       the amalgamation-merger of ICADE shall be final
       and that the said Company shall be dissolved
       without liquidation at the closing of the present
       meeting

E.4    Approve, conditionally on the approval of the             Mgmt          Abstain                        Against
       Resolutionsr 2 and 3, to delegate all powers
       to Mr. Serge Grzyowski to take all necessary
       measures and accomplish all necessary formalities
       for the realization of the merger

E.5    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 IINO KAIUN KAISHA,LTD.                                                                      Agenda Number:  701626117
--------------------------------------------------------------------------------------------------------------------------
    Security:  J23446107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3131200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ILIAD, PARIS                                                                                Agenda Number:  701559683
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4958P102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  FR0004035913
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented profit: EUR 32,414,86 5.00

O.2    Approve the recommendations of the Management             Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY
       : EUR 32,414,865.00 absorption of the previous
       losses: EUR 0.00 legal reserve: EUR 8,500.00
       prior balance: EUR 32,406,365.00 prior retained
       earnings: EUR 113,536,147.00 distributable
       income: EUR 145,536,147.00 dividends: EUR 16,913,905.00
       balance available for distribution: EUR 128,622,242.00
       retained earnings: EUR 128,622,242.00 the shareholders
       will receive a net dividend of EUR 0.31 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code this dividend
       will be paid on 25 JUL 2008 in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be al located to the retained
       earnings account as required by law

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting net profit: EUR
       150,200,000.00

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.5    Approve to resolves to award total annual fees            Mgmt          For                            For
       of EUR 15,000.00 to the Freelancer Directors

O.6    Appoint Mr. M. Pierre Pringuet as a Director,             Mgmt          For                            For
       to replace Mr. M. Michael Boukobza, for the
       remainder of Mr. M. Michael Boukobza's term
       of office, i.e. until the FYE on 31 DEC 2008

O.7    Appoint Mr. M. Thomas Reynaud as a Director,              Mgmt          Against                        Against
       for a 6 year period

O.8    Appoint Ms. Marie Christine Levet as a Director           Mgmt          For                            For
       for a 6 year period

O.9    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00 maximum number of
       shares to be acquired: 10% of the share capital
       Maximum funds invested in the share buybacks:
       EUR 1,083,031,000.00 [Authority expires at
       the end of 18 month period] to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.10   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on one or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares or securities
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 800,000,000.00
       [Authority expires at the end of 26 month period]
       the shareholders meeting decides to cancel
       the shareholders preferential subscription
       rights in favour of holders of securities the
       shareholders meeting delegates all powers to
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00 by issuance, with abolition of
       preferred subscription right, of shares or
       securities and by public offering the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 800,000,000.00
       [authority expires after 26 month period] the
       shareholders meeting decides to cancel the
       shareholders preferential subscription rights
       in favour of holders of securities the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.12   Authorize the Board of Directors, and within              Mgmt          For                            For
       the limit of 10% of the Company's share capital,
       to set the issue price of the ordinary shares
       or securities to be issued, in accordance with
       the terms and conditions determined by the
       shareholders meeting this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 29 MAY 2007
       in its Resolution 10 [authority expires for
       a 26 month period]

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of 15% of the initial issue, by issuance, with
       or without the shareholders preferred subscription
       rights maintained, of securities [Authority
       expires at the end of 26 month period], this
       amount shall count against the overall value
       set forth in the resolution in application
       on which the issue is decided

E.14   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities or securities giving access
       to the Company's share capital, in consideration
       for securities tendered in apublic exhcange
       offer initiated by the Company concerining
       the share of another Company; the ceiling of
       the nominal amount of capiatl increase of all
       the issues realized by virtue of the present
       delegation is fixed to EUR 1,500,000.00 to
       cancel the sharholders' preferential subscription
       rights in favour of holders of securities this
       amount shall count against the overall value
       in Resolution 11; to take all necessary measures
       and accomplish all necessary formalities [Authority
       expires at the end of 26 month period]

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; to cancel the
       sharholders' preferential subscription rights
       in favour of holders of capital securities
       or debt securities this amount shall count
       against the overall value in Resolution 11;
       to take all necessary measures and accomplish
       all necessary formalities [Authority expires
       at the end of 26 month period]

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       Memebers of a Company savings plan; and for
       a nominal amount that sahll not exceed EUR
       100,000.00 the sharholders' meeting decides
       to cancel the sharholders' preferentila subscription
       rights in favour of beneficiaries aimed in
       Resolution 1; to take all necessary measures
       and accomplish all necessary formalities, to
       charge the share issuance costs against the
       related premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase [Authority expires at the
       end of 26 month period]

E.17   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to atoatl number of shares,
       which shall exceed 6% of the share capital
       the sharholdres' meeting decides to canecl
       the sharholders' preferential subscription
       rights in favour of beneficiaries of Stock
       Options; to take all necessary measures and
       accomplish all necessary formalities [Authority
       expires at the end of 38 month period]

E.18   Authorize the Board of Directors to grant for             Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and related
       Companies; they may not represent more than
       0.5% of the share capital the sharholders'
       meeting decides to cancel the shareholders'
       preferentila subscription rights in favour
       of beneficiaries of the shares free of charge
       of existing shares or to issue; to take all
       necessary measures and accomplish all necessary
       formalities; the delegation of powers supersedes
       any and all earlier delegations to the same
       effect [Authority expires at the end of 38
       month period]

E.19   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with astock repurchase paln, up to a maximum
       of 10% of the share capital over a 24 month
       period[Authority expires at the end of 18 month
       period] this delegation of powers supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.20   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed ByLaw




--------------------------------------------------------------------------------------------------------------------------
 ILUKA RESOURCES LTD                                                                         Agenda Number:  701534996
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4875J104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  AU000000ILU1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Jenny Seabrook as a Director                    Mgmt          For                            For

2.     Elect Mr. Donald Morley as a Director                     Mgmt          For                            For

3.     Approve to grant of 1 million share rights to             Mgmt          For                            For
       Mr. David Robb

4.     Approve the remuneration report for the year              Mgmt          For                            For
       31 DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 IMMSI SPA, MILANO                                                                           Agenda Number:  701511518
--------------------------------------------------------------------------------------------------------------------------
    Security:  T5379P105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0001413837
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       adjournment thereof

2.     Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 IMPREGILO SPA, MILANO                                                                       Agenda Number:  701511001
--------------------------------------------------------------------------------------------------------------------------
    Security:  T31500175                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003865570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 MAY 2008 AT 10:30 PM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors' and the Auditors' report;
       adjournment thereof

2.     Appoint the Board of Directors and approve to             Mgmt          Against                        Against
       determine of its term and emoluments

3.     Appoint the Board of Auditors and approve their           Mgmt          For                            For
       emoluments

4.     Approve to substract the Managing Director from           Mgmt          For                            For
       responsibility




--------------------------------------------------------------------------------------------------------------------------
 IMS INTERNATIONAL METAL SERVICE SA, NEUILLY SUR SEINE                                       Agenda Number:  701473263
--------------------------------------------------------------------------------------------------------------------------
    Security:  F52542101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  FR0000033904
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and the Auditors; approve the Company's financial
       statements for the FY 31 DEC 2007; grant permanent
       discharge to the Executive Committee for the
       performance of their duties during the said
       FY

O.2    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225-86 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the installment of possible allowances            Mgmt          Abstain                        Against
       due to Mr. Jean-Yves Bouffaut, Chairman of
       the Executive Committee, in case of cessation
       of his duties

O.5    Approve the installment of possible allowances            Mgmt          Abstain                        Against
       due to Mr. Pierre-Yves Le Daeron, Member of
       the Executive Committee, in case of cessation
       of his duties

O.6    Approve the installment of possible allowances            Mgmt          Abstain                        Against
       due to Mr. Philippe Brun, Member of the Executive
       Committee, in case of cessation of his duties

O.7    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: distributable income: EUR 66,696,711.38;
       retained earnings: EUR 51,545,633.45; dividends:
       EUR 19,862,711.00; legal reserve: EUR 0.00;
       and to appropriate the profit for the year
       of EUR 6,834,000.38 to the retained earnings
       account; the shareholders will receive a net
       dividend of EUR 1.10 per share, and will entitle
       to the 40 % deduction provided by the French
       Tax Code and this dividend will be paid on
       16 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account

O.8    Approve to renew the appointment of Bellot Mullenbach     Mgmt          For                            For
       Et Associes as an Auditor for a 6-year period

O.9    Approve the appointment of Mr. Eric Blache as             Mgmt          For                            For
       an Assistant Auditor for a 6-year period

O.10   Approve to award total annual fees of EUR 110,000.00      Mgmt          For                            For
       to the Supervisory Board

O.11   Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the following conditions: maximum purchase
       price: EUR 35.00, minimum sale price: EUR X,
       maximum number of shares to be acquired: 10
       % of the share capital, maximum funds invested
       in the share buybacks: EUR 63,199,535.00; [Authority
       is given for a18-month period]; and to take
       all necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 19 APR 2007

E.12   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, up
       to a maximum of 10 % of the share capital over
       a 24-month period; [Authority is given for
       a 18-month period]; and to take all necessary
       measures and accomplish all necessary formalities

O.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 IMTECH NV                                                                                   Agenda Number:  701499192
--------------------------------------------------------------------------------------------------------------------------
    Security:  N44457120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  NL0006055329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.a    Receive the report of the Board of Management             Mgmt          For                            For
       and report of the Supervisory Board regarding
       the 2007 FY

2.b    Adopt the 2007 annual accounts                            Mgmt          For                            For

2.c    Approve the appropriation of the 2007 profit              Mgmt          For                            For

2.d    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Management for their Management of the Company
       in 2007

2.e    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for their supervision during 2007 of
       the Board of Managements Management and the
       general affairs of the Company and its business

3.a    Appoint the Board of Management as the Company            Mgmt          For                            For
       body authorized to issue shares as well as
       grant the right to subscribe for shares

3.b    Appoint the Board of Management as the Company            Mgmt          For                            For
       body authorized to restrict or exclude the
       pre-emptive rights

4.     Authorize the Board of Management to acquire              Mgmt          For                            For
       shares in the Company

5.     Appoint Mr. A. Baan as a Member of the Supervisory        Mgmt          Against                        Against
       Board

6.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 INABA DENKISANGYO CO.,LTD.                                                                  Agenda Number:  701616508
--------------------------------------------------------------------------------------------------------------------------
    Security:  J23683105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3146200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to Streamline Business Lines               Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Amend Articles to: Allow Board to Authorize               Mgmt          Against                        Against
       Use of Share Purchase Warrants,   Make Resolutions
       Related to Anti-Takeover Defense Measures

9      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against
       , and Allow Board to      Authorize Use of
       Stock Options as Anti-Takeover Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 INABATA & CO.,LTD.                                                                          Agenda Number:  701613261
--------------------------------------------------------------------------------------------------------------------------
    Security:  J23704109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3146000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Continuance of the Policy Regarding               Mgmt          Against                        Against
       Large-scale Purchases of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT NEWS AND MEDIA PLC                                                              Agenda Number:  701581628
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4755S126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  IE0004614818
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements for the YE 31 DEC 2007
       and the Independent Auditors' report thereon

2.     Approve to declare a final dividend on the Ordinary       Mgmt          For                            For
       Shares

3.i    Re-elect Mr. P.M. Cosgrove as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. J.C. Davy as a Director                      Mgmt          For                            For

3.iii  Re-elect Mr. MN. Hayes as a Director                      Mgmt          For                            For

3.iv   Re-elect Mr. LP. Healy as a Director                      Mgmt          For                            For

3.v    Re-elect Mr. B.M.A. Hopkins as a Director                 Mgmt          Against                        Against

3.vi   Re-elect Dr. I.E. Kenny as a Director                     Mgmt          For                            For

3.vii  Re-elect Mr. B. Mulroney as a Director                    Mgmt          Against                        Against

3viii  Re-elect Mr. A.C. O' Reilly as a Director                 Mgmt          Against                        Against

3.ix   Re-elect Mr. B.E. Somers as a Director                    Mgmt          For                            For

3.x    Re-elect Mr. K. Clarke as a Director                      Mgmt          Against                        Against

4.     Approve to fix the remuneration of the Directors          Mgmt          Against                        Against

5.     Authorize the Directors to fix there remuneration         Mgmt          For                            For
       of the Auditors




--------------------------------------------------------------------------------------------------------------------------
 INDESIT COMPANY SPA, FABRIA                                                                 Agenda Number:  701506531
--------------------------------------------------------------------------------------------------------------------------
    Security:  T52684106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0000076197
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT AS PER ARTICLE 22 OF CORPORATE           Non-Voting
       BYLAWS, APPOINTMENT OF BOARD OF AUDITORS IS
       EXECUTED BASED ON LISTS PRESENTED AT THE REGISTERED
       OFFICE OF THE COMPANY, WITHIN 15 DAYS PRIOR
       TO THE FIRST CALL OF THE MEETING, BY SHAREHOLDERS
       THAT TOTALLY OWN ORDINARY SHARES REPRESENTING
       AT LEAST 2% OF CORPORATE CAPITAL WITH VOTING
       RIGHTS AT THE AGM. THANK YOU.

1.     Approve the balance sheet as of 31 DEC 2007;              Mgmt          For                            For
       related and consequential resolutions

2.     Appoint the Board of Auditors for years 2008,             Mgmt          For                            For
       2009, 2010 and approve to determine the emoluments
       for the Statutory Auditors

3.     Approve the proposal of new authorization to              Mgmt          For                            For
       purchase and dispose own shares




--------------------------------------------------------------------------------------------------------------------------
 INDRA SISTEMAS SA, MADRID                                                                   Agenda Number:  701616647
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6271Z155                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  ES0118594417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 483538 DUE TO CHANGE SPLITTING OF RESOLUTION
       AND NORMAL MEETING CHANGE TO ISSUER PAY MEETING.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Examination and approval of the Balance Sheet,            Mgmt          For                            For
       Profit & Loss Account, Annual Report and Management
       Report, (including information required by
       Article 116 bis of the Spanish Stock Market
       Act) of Indra Sistemas, S.A. and its Consolidated
       Group, for the FYE Dec 31st 2007, together
       with proposed appropriation of profits

2.     To approve the conduct of the Company's business          Mgmt          For                            For
       by the Board of Directors in the FYE Dec 31st
       2007

3.1    To adopt as Merger Balance Sheet of INDRA SISTEMAS,       Mgmt          For                            For
       S.A. the balance sheet as at December 31st
       2007. This balance sheet being less than six
       months old complies with the relevant requirement
       of Article 239 of the Spanish Corporations
       Act. The Merger Balance Sheet is the Company's
       latest balance sheet, as at December 31st 2007,
       certified by the Company's auditors, KPMG Auditores,
       S.L. on March 14th 2008 and approved by this
       General Shareholders Meeting under Item One
       on the Agenda. For purposes of the provisions
       of Article 238.2 of the Spanish Corporations
       Act, we also confirm that since the Merger
       Project was first presented there have been
       no extraordinary events or significant changes
       in the assets or liabilities of the companies
       taking part in the merger

3.2    To approve the merger of Dimension Informatica,           Mgmt          For                            For
       S.L. (Sole Proprietor), Radiolog a Digital
       Y Comunicaciones, S.L. (Sole Proprietor) and
       Indra Sistemas, S.A. by means of the absorption
       of the first two by the latter one, on the
       terms set out in the merger project approved
       and signed by the governing bodies of all these
       companies on March 13th 2008. The merger project
       was filed with the Company Registries of Madrid
       on April 11th 2008 and Valencia on April 23rd
       2008. The terms on which, in accordance with
       the Merger Project the merger of these companies
       has been approved are as follows: The merger
       is carried out in accordance with article 250
       of the Spanish Corporations Act since it involves
       the absorption of companies that are directly
       or indirectly wholly owned. Notwithstanding
       the foregoing and the fact that the projected
       merger will be carried out in a single act,
       the following details are provided as to the
       merger process In order for Indra Sistemas,
       S.A., to absorb all of its subsidiaries that
       are involved in the merger project, firstly
       (i) Dimension Informatica, S.L. (Sole Proprietor)
       absorbs its direct subsidiary Radiolog a Digital
       Y Comunicaciones, S.L. (Sole Proprietor), and
       immediately thereafter, (ii) Dimensi n Inform
       tica, S.L. (Sole Proprietor), a direct subsidiary
       of Indra Sistemas, S.A. is absorbed by its
       parent Company Indra Sistemas, S.A. In accordance
       with Article 250 of the Spanish Corporations
       Act as referred to above, there is no requirement
       for an Directors' Report, or for the involvement
       of independent experts. The Merger Project
       does not involve increasing the capital of
       Indra Sistemas, S.A., nor are the regulations
       regarding classes of shares and exchange procedures
       for shares applicable, and therefore the requirements
       of Article 235 of the Spanish Corporations
       Act, letters b) and c) are likewise not applicable.
       Particulars of companies taking part on the
       merger:  Indra Sistemas, S.A., a Spanish Company
       with its registered office in Alcobendas (Madrid),
       Avda. de Bruselas 35, registered with the Company
       Registry of Madrid, in Volume 865, Folio 28,
       Page number M- 11339 and holder of Tax Identification
       Number A- 28599033. Dimensi n Inform tica,
       S.L. (Sole Proprietor), a Spanish company with
       its registered office in Valencia, Avenida
       Cataluna  9, registered with the Company Registry
       of Valencia, Volume 3,486, Folio 125, Page
       number V- 11072 and holder of Tax Identification
       Number B- 96022777.  Radiolog a Digital Y Comunicaciones,
       S.L (Sole Proprietor), a Spanish Company with
       its registered office in Valencia, C/ La Ca
       ada, 230, 3, Paterna (Valencia), registered
       with the Company Registry of Valencia, Volume
       5,745, Folio 42, Page number V- 53.340 and
       holder of Tax Identification Number B- 96624226.
       In accordance with the provisions of Article
       235 of the Spanish Corporations Act, we confirm:
       a) That for accounting purposes, transactions
       carried out since January 1st 2008 by the Absorbed
       Companies have been considered to have been
       carried out by Indra Sistemas, S.A. b) That
       there are no holders of shares of special classes
       in the companies that are to be extinguished.
       c) That there are no holders of special rights
       distinct from the shares or participations
       in the companies that are to be extinguished.
       d) That no executives of any of the companies
       involved in the merger will be granted any
       benefits whatsoever in Indra Sistemas, S.A.
       Given the characteristics of this merger, there
       is no requirement for independent experts to
       be involved, since Indra Sistemas, S.A. holds,
       directly or indirectly, 100% of the capital
       of both the Absorbed Companies. We also confirm
       that this merger will not lead to any amendments
       to the Articles of Association or changes in
       the composition of the governing bodies of
       the Absorbing Company

3.3    To subject this merger operation to the tax-neutral       Mgmt          For                            For
       regime established in Section VIII of Chapter
       VII of Royal Legislative Decree 4/2004 dated
       March 5th approving the Revised Text of the
       Corporation Tax Act. For this purpose, and
       in compliance with Article 96 of the aforementioned
       Royal Legislative Decree, the Company will
       inform the Spanish Ministry of Finance [Ministerio
       de Hacienda] in writing within three months
       following the registration of the public deed
       of merger with the Company Registry, of its
       intention of applying the said special tax
       regime

4.1    To appoint Ms Rosa Sugranes as Independent Director       Mgmt          For                            For
       for the statutory term of three years, her
       personal particulars will be provided for purposes
       of registration with the Company Registry,
       to replace independent Director Mr. Francisco
       Constans, who has made known his wish not to
       be re-elected to a further term, express mention
       being made in the Minutes of the General Shareholders
       Meeting of their expression of thanks for his
       contribution during his time in office

4.2    To re-elect Mediacion y Diagnosticos, S.A.,               Mgmt          For                            For
       as Independent-dominical shareholder Director
       for the statutory term of three years, representing
       the shareholder interests of Caja Madrid, whose
       corporate particulars will be provided for
       purposes of registration with the Company Registry

4.3    To re-elect Participaciones y Cartera de Inversion        Mgmt          For                            For
       S.L. as Independent-dominical shareholder Director
       for the statutory term of three years, representing
       the shareholder interests of Caja Madrid, whose
       corporate particulars will be provided for
       purposes of registration with the Company Registry

4.4    To re-elect Ms Isabel Aguilera as Independent             Mgmt          For                            For
       Director for the statutory term of three years,
       her personal particulars will be provided for
       purposes of registration with the Company Registry

4.5    To re-elect Mr. Joaquin Moya-Angeler Cabrera              Mgmt          For                            For
       as Independent Director for the statutory term
       of three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

4.6    To re-elect Mr. Pedro Ramon y Cajal Agueras               Mgmt          For                            For
       as Independent Director for the statutory term
       of three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

4.7    To re-elect Mr. Manuel Soto Serrano as Independent        Mgmt          For                            For
       Director for the statutory term of three years,
       his personal particulars will be provided for
       purposes of registration with the Company Registry

4.8    To re-elect Mr. Javier Monzon de Caceres as               Mgmt          For                            For
       Executive Director for the statutory term of
       three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

4.9    To re-elect Mr. Regino Moranchel Fernandez as             Mgmt          For                            For
       Executive Director for the statutory term of
       three years, his personal particulars will
       be provided for purposes of registration with
       the Company Registry

5.     To approve the following remuneration of the              Mgmt          For                            For
       Board of Directors for the financial years
       2008, 2009 and 2010 on the following terms:
       Fixed allowance: To establish its annual maximum
       at EUR 875.000 to be distributed among the
       members of the Board of Directors according
       to principles to be agreed on by the Board
       itself, Profit sharing: The amount of profit
       sharing will be 1% of the consolidated net
       profit for the financial year, to be subject
       not only to the limits set out in the Articles
       of Association, but also to the following additional
       limits: (i) total amount for the year not to
       exceed 1.4 times the maximum for the fixed
       allowance, i.e. EUR 1,225,000 and (ii) 50%
       of the gross amount to be paid by means of
       allocation of shares in the Company, the number
       of shares to be allocated is to be determined
       by reference to the average quoted price of
       the ordinary shares of INDRA on the date of
       allocation, which will be the first trading
       day following the date established by the General
       Shareholders Meeting for the payment of the
       ordinary or, if there has been an interim one,
       complementary dividend, profit sharing is to
       be distributed among the members of the Board
       of Directors according to principles to be
       agreed on by the Board itself, the abovementioned
       amounts and terms are to remain unchanged for
       the financial years 2008, 2009 and 2010 unless,
       in view of exceptional circumstances and following
       a Board proposal, the General Meeting of Shareholders
       were to agree in advance to an amendment, in
       accordance with the provisions of Article 29.5
       of the Board Regulations, the Board has published
       and placed at shareholders' disposal upon calling
       this General Meeting of Shareholders, the Annual
       Report on Remuneration Policy approved by the
       Board of Directors at its meeting of May 14th
       2008 based on a proposal submitted by the Nomination,
       Remuneration and Corporate Governance Committee,
       the proposal for the Board's remuneration which
       is submitted for shareholders' approval under
       this Agenda item conforms to the principles
       set out in the Annual Report on Remuneration
       Policy prepared by the Board of Directors

6.     To approve, insofar as is necessary in accordance         Mgmt          For                            For
       with Article 130 and the Fourth Additional
       Provision of the Spanish Corporations Act,
       the establishment of medium-term remuneration
       schemes consisting of the allocation of shares
       in the Company and the granting of options
       thereon on the following terms and conditions,
       as agreed by the Board of Directors in its
       meeting of May 14th 2008 based on a report
       of the Nomination, Remuneration and Corporate
       Governance Committee: The schemes consist of
       payment of part of the medium-term remuneration
       established by the Board of Directors for each
       senior manager in the form of allocation of
       shares in the Company and granting of share
       options. Allocation of shares to senior managers
       is carried out in the framework of the medium-term
       remuneration scheme by means of share allocation
       as approved by the Board of Directors for managers
       and other professionals, with a maximum of
       160 beneficiaries and for a maximum overall
       amount of EUR 12m of their gross medium-term
       remuneration, with identical conditions for
       all beneficiaries

7.     In accordance with the provisions of Article              Mgmt          Abstain                        Against
       115 of the Spanish Corporations Act, the Board
       of Directors begs to inform this General Shareholders
       Meeting that, in its meeting of December 20th
       2007, it resolved unanimously to amend the
       text of the Board Regulations, in order to
       incorporate changes arising from the review
       of the latest recommendations and practices
       on corporate governance, including the Code
       of Good Corporate Governance published by the
       National Securities Market Commission (CNMV),
       and to make the text more systematic, ordered
       and precise

8.     To authorize the Board of Directors to make               Mgmt          For                            For
       derivative acquisitions of the Company's own
       shares by buying them on the Stock Exchange,
       directly or through subsidiary companies, up
       to a maximum number of shares equivalent to
       5% of the Company's registered share capital,
       at a maximum price of EUR 30 per share and
       without establishing a minimum price limit,
       this authorization to be valid for a period
       of 18 months from the date of approval, superseding
       the previous one agreed by the General Meeting
       of Shareholders held on June 21st 2007, the
       proposed authorization includes the power to
       carry out any futures, options or other transactions
       on the Company's shares, provided commitments
       entered into by the Company do not exceed the
       limits indicated, for the purposes of the provisions
       of Art. 75.1 of the Spanish Corporations Act,
       its is specifically stated that shares so acquired
       may subsequently be used for allocation to
       Directors, managers and employees of the Company,
       directly or as a consequence of the exercise
       of option rights by holders of such

9.     In accordance with the provisions of article              Mgmt          For                            For
       204.1 of the Spanish Corporations Act and with
       the relevant proposal of the Audit and Compliance
       Committee, to re-appoint KPMG Auditors, S.L.
       as auditor of the Company's Annual Accounts
       and Management Reports, both consolidated and
       for the Company only, for the financial year
       2008

10.    In accordance with the report prepared for the            Mgmt          For                            For
       purpose by the Board of Directors by virtue
       of the provisions of Article 144 of the Spanish
       Corporations Act, to amend the present text
       of Article 2 of the company Bylaws in order
       to clarify the scope of the Company’s
       business purpose, without this implying any
       change in the content thereof; as regards this
       agreement, expressly to empower th Secretary
       and the Vice-secretary of the Board of Directors,
       without distinction, to issue the private documents,
       raise them to public deed and take cush administrative
       and other steps as may be necessary to bring
       about their total or partial registration in
       the appropriate registry

11.    To empower the Chairman of the Board of Directors,        Mgmt          For                            For
       Mr Javier Monzon de Caceres, the Board Secretary,
       Mr Daniel Garcia-Pita Peman, and the Board
       Vice-secretary, Mr Carlos Gonzalez Soria, so
       that any one of them without distinction, can
       raise to public deed, and to cause to be notarized,
       such documents as may be necessary to give
       effect to and comply with the resolutions adopted
       by this General Meeting of Shareholders, and
       to appear on behalf of the Company in order
       to perform any and all actions needed to sign
       such public or private documents as may be
       necessary to give effect thereto




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL ALLIANCE INS & FINL SVCS INC                                                     Agenda Number:  701516241
--------------------------------------------------------------------------------------------------------------------------
    Security:  455871103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA4558711038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Ms. Anne BeLec as a Director                        Mgmt          Against                        Against

1.2    Elect Mr. Pierre Brodeur as a Director                    Mgmt          For                            For

1.3    Elect Mr. Yvon Charest as a Director                      Mgmt          For                            For

1.4    Elect Mr. Michel Gervais as a Director                    Mgmt          For                            For

1.5    Elect Ms. Lise Lachapelle as a Director                   Mgmt          For                            For

1.6    Elect Mr. John Leboutillier as a Director                 Mgmt          For                            For

1.7    Elect Mr. Francis P. McGuire as a Director                Mgmt          For                            For

1.8    Elect Ms. Mary C. Ritchie as a Director                   Mgmt          For                            For

1.9    Elect Mr. Guy Savard as a Director                        Mgmt          For                            For

2.     Appoint Samson Belair/Deloitte & Touche as the            Mgmt          For                            For
       Auditors

3.     Amend Industrial Alliance's Stock Option Plan             Mgmt          For                            For
       to increase the number of shares reserved for
       issuance under the plan and to increase the
       maximum number of shares that can be issued
       to insiders under the plan, as specified

4.     Amend Industrial Alliance's Stock Option Plan             Mgmt          For                            For
       to include an amendment procedure, modify the
       eligibility provisions and extend options during
       blackout periods, as specified




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701385963
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3991T104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       conditional upon the listing of, and permission
       to deal in, the warrants referred in this resolution
       [Warrants] and any shares which may fall to
       be issued on exercise of subscription rights
       attaching to the Warrants being granted by
       The Stock Exchange of Hong Kong Limited [Stock
       Exchange]: a) to create and issue Warrants
       conferring rights to subscribe for 1 share
       in the capital of the Company in respect of
       each Warrant, at any time on or after Wednesday,
       07 NOV 2007 until Thursday, 06 NOV 2008 [both
       dates inclusive], at an initial subscription
       price of HKD 20.00 per share [Subscription
       Price] subject to the terms and conditions
       as specified, a final draft of which was tabled
       at the meeting marked 'A' and initialed by
       the Chairman of the Company for the purpose
       of identification and to issue the same by
       way of bonus to and among shareholders whose
       names appear on the register of Members of
       the Company at the close of business on 15
       OCT 2007, in the proportion of 1 Warrant for
       every 9 shares then held provided that: (i)
       in the case of any shareholder whose address
       as shown on the register of Members of the
       Company on 15 OCT 2007 is in the United States
       of America or Canada, then the Warrants shall
       not be issued to such shareholder but shall
       be aggregated and issued to a nominee to be
       named by the Directors and such Warrants shall
       be sold at such time as the nominee thinks
       fit and if a premium over expenses could be
       obtained upon such sale and the net proceeds
       of sale, after deduction of expenses, shall
       be distributed pro rata to such shareholders
       unless the amount falling to be distributed
       to any such shareholder shall be less than
       HKD 100 in which case such amount shall be
       retained for the benefit of the Company; and
       (ii) no fraction of a share will be issued
       or allotted pursuant to this resolution; b)
       to allot and issue new shares in the capital
       of the Company arising from the exercise of
       subscription rights attaching to the Warrants
       or any of them; and c) to do all such acts
       and things as the Directors of the Company
       consider necessary or expedient to give effect
       to the foregoing arrangements




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701432077
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3991T104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Dec-2007
        ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the transactions contemplated under               Mgmt          For                            For
       each of the Ongoing Banking Transactions, in
       the absence of a maximum aggregate annual value,
       as supplemented by the Master Agreement [as
       specified]; and the Master Agreement, so far
       as it concerns each of the Ongoing Banking
       Transactions [as the case may be] and the extent
       to which the Master Agreement amends and supplements
       the Ongoing Banking Transactions; and, authorize
       any one Director of the Bank to do all such
       acts including any amendments to the Master
       Agreement which he considers necessary, desirable
       or expedient in connection with and for the
       purposes of the Ongoing Banking Transactions




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD                                          Agenda Number:  701564848
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3991T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0349001625
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 470452 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and approve the audited statement of              Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.I    Re-elect Mr. Wong Yuen Fai as a Executive Director        Mgmt          For                            For

3.II   Re-elect Professor Wong Yue Chim, Richard, S.B.S.         Mgmt          For                            For
       J.P. as a Independent Non-Executive Director

3.III  Re-elect Mr. Tsui Yiu Wa, Alec as a Independent           Mgmt          For                            For
       Non-Executive Director

4.     Approve the payment of Directors' fees for the            Mgmt          For                            For
       YE 31 DEC 2007

5.     Appoint Ernst & Young as the Auditors of the              Mgmt          For                            For
       Bank and authorize the Directors to fix their
       remuneration

6.     Authorize the Board of Directors of the Bank,             Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Bank, and to make or
       grant offers, agreements or options [including
       warrants, bonds, notes, debentures and other
       convertible into shares of the Bank] which
       would or might require the exercise of such
       powers during the relevant period, not exceeding
       the 20% of the aggregate nominal amount of
       the issued share capital of the Bank as at
       the date of passing of this resolution and
       the said approval shall be limited accordingly,
       otherwise than pursuant to: i) a rights issue
       [as defined below]; ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants of the Bank or any securities
       which are convertible into shares of the Bank;
       iii) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Bank pursuant to the Articles of Association
       of the Bank from time to time; or iv) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to employees
       of the Bank, and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Bank; [Authority expires the earlier of the
       conclusion of the next AGM of the Bank or the
       expiration of the period within which the next
       AGM of the Bank is required by the Articles
       of Association of the Bank or the Companies
       Ordinance to be held]

7.     Authorize the Board of Directors of the Bank              Mgmt          For                            For
       to repurchase shares in the capital of the
       Bank, subject to and in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited as
       amended from time to time during the relevant
       period, not exceeding the 10% of the aggregate
       nominal amount of shares in the capital of
       the Bank which may be repurchased by the Bank
       pursuant to the said approval in this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Bank or the expiration
       of the period within which the next AGM of
       the Bank is required by the Articles of Association
       of the Bank or the Companies Ordinance to be
       held]

8.     Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 6 and 7, to extend the general
       mandate granted to the Directors of the Bank
       and for the time being in force to exercise
       the powers of the Bank to allot, issue and
       deal with additional shares pursuant to the
       Resolution 6, by the addition thereto of an
       amount representing the aggregate nominal amount
       of shares in the capital of the Bank repurchased
       by the Bank under the authority granted to
       the Board of Directors of the Bank pursuant
       to the Resolution 7, provided that such amount
       of shares so repurchased not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Bank as at the date of
       the Resolution




--------------------------------------------------------------------------------------------------------------------------
 INFORMA PLC, LONDON                                                                         Agenda Number:  701395166
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4771A117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Nov-2007
        ISIN:  GB0002625654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

S.1    Approve to reduce the share capital of the Company        Mgmt          For                            For
       by cancelling and extinguishing 9.9 pence of
       the amount paid up or credited as paid up on
       each of the issued ordinary share of 10 pence
       in the capital of the Company and reducing
       the nominal value of each issued and authorized
       but unissued ordinary share in the capital
       of the Company to 0.1 pence

S.2    Approve to cancel the share premium account               Mgmt          For                            For
       of the Company

S.3    Approve to alter the Articles of Association              Mgmt          For                            For
       of the Company by deleting the present Article
       3 in its entirety and replacing it with the
       specified new Article




--------------------------------------------------------------------------------------------------------------------------
 INFORMA PLC, LONDON                                                                         Agenda Number:  701524402
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4771A117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0002625654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' reports and the accounts           Mgmt          For                            For
       for the YE 31 DEC 2007 and Auditor's report
       on the accounts

2.     Declare the final dividend of 11.3p per ordinary          Mgmt          For                            For
       share

3.     Re-elect Mr. Derek Mapp as a Director                     Mgmt          For                            For

4.     Re-elect Mr. Peter Rigby as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Adam Walker as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Sean Watson as a Director                    Mgmt          For                            For

7.     Re-elect Dr. Pamela Kirby as a Director                   Mgmt          For                            For

8.     Re-elect Mr. John Davis as a Director                     Mgmt          For                            For

9.     Re-elect Dr. Brendan O'Neill as a Director                Mgmt          For                            For

10.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

11.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

13.    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       in accordance with the Article 6 of the Company's
       current Article of Association, up to an aggregate
       nominal amount of GBP 141,633; [Authority expires
       at the conclusion of the next AGM] and all
       previous authorities under section 80 of the
       Companies Act 1985 shall be revoked

S.14   Approve the 2008 US Employee Stock Purchase               Mgmt          For                            For
       Plan

S.15   Authorize the Company, and those Companies which          Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period, for the purposes of part
       14 of the Companies Act 2006 [previously section
       347 of the Companies Act 1985]; [i] to make
       political donations to political parties, and/or
       independent election candidates; [ii] to make
       political donations to political organizations
       other that political parties; and [iii] to
       incur political expenditure, up to an aggregate
       of GBP 50,000 and the total amount authorized
       shall be limited to GBP 25,000; [Authority
       expires at the conclusion of the AGM in 2012
       or 15 JUL 2012]

S.16   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94(2)of the
       Act] of the Company for cash, pursuant to the
       authority conferred by Resolution 13 and/or
       to sell equity securities held as treasury
       shares for cash pursuant to 162D of that Act,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue or offer
       by way of rights or other pre-emptive issue
       or offer for acceptance for a period fixed
       by the Directors, to holders of ordinary shares;
       b) any such allotment and/or sale, otherwise
       than pursuant to paragraph[a] above, of equity
       securities having, in the case of relevant
       shares [as defined in the section 94[5] of
       the Act] an aggregate nominal value or, in
       the case of other equity securities, giving
       the right to subscribe for or convert into
       relevant shares having an aggregate nominal
       value, not exceeding the sum of GBP 21,245;
       [Authority expires unless previously revoked
       or renewed by the Company in general meeting,
       at such time as the general authority conferred
       on the Directors by Resolution 13];  [Authority
       expires at the conclusion of the next AGM];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.17   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 (3) of the Companies Act 1985, to make
       market purchases [Section 163(3) of the Companies
       Act] of up to 42,489,780 ordinary shares of
       0.1p each in the capital of the Company, pays
       not less than 0.1p [exclusding expenses] and
       not more than 5% above the average of the middle
       market quotations for the ordinary shares as
       derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       before the day on which it purchases that share
       and the price stipulated by Article 5(1) of
       the buy-back and stabilization regulation;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company]; the Company,
       may, if it agrees to purchase ordinary shares
       under this authority before it expires, complete
       the purchase wholly or partly after such expiry

S.18   Approve and adopt the Articles of Association             Mgmt          For                            For
       of the Company as specified as the new Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND, SYDNEY NSW                                                             Agenda Number:  701387777
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q49469101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Receive a presentation on the results and activities      Non-Voting
       of the Fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     In accordance with the Corporations Act and               Non-Voting
       the constitution of the Fund, the responsible
       Entity has appointed Mr. Richard Colless, the
       Chairman of ING Management Limited, to act
       as a Chairperson of the Meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701377017
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q49560107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Receive a presentation on the results and activities      Non-Voting
       of the fund for the FYE 30 JUN 2007 and an
       update of the activities post 30 JUN 2007

2.     Acknowledge the appointment of Mr. Richard Colless        Non-Voting
       as Chairperson of the meeting

3.     Appoint a person as a Corporate representative            Non-Voting
       in accordance with the Company's Constitution,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 INMARSAT PLC, LONDON                                                                        Agenda Number:  701521949
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4807U103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  GB00B09LSH68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts of the Company for the YE 31 DEC 2007
       [the Company's report and accounts 2007] incorporating
       the Auditors' report on those accounts

2.     Approve the Directors' remuneration report contained      Mgmt          Against                        Against
       in the Company's report and accounts 2007

3.     Approve that the final dividend of 17.33 cents            Mgmt          For                            For
       [USD] per ordinary share be payable on 23 MAY
       2008 to the holders of the ordinary shares
       whose names are on the register of Members
       of the Company at the close of business on
       09 MAY 2008

4.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       to the Company, until the next general meeting
       of the Company at which the accounts are laid
       before the shareholders

5.     Authorize the Directors to determine the remuneration     Mgmt          Against                        Against
       of the Auditors of the Company

6.     Re-appoint Sir Bryan Carsberg as an Independent           Mgmt          For                            For
       Non-Executive Director of the Company

7.     Re-appoint Mr. Stephen Davidson as an Independent         Mgmt          For                            For
       Non-Executive Director of the Company

8.     Re-appoint Mr. Andrew Sukawaty as an Executive            Mgmt          For                            For
       Director of the Company

9.     Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time,
       during the period for which this resolution
       has effected and for the purposes of section
       366 of the Companies Act 2006 [the '2006 Act';]:
       i) to make political donations to political
       parties, and/or independent election candidates;
       ii) to make political donations to political
       organizations other than political parties;
       and iii) to incur political expenditure up
       to an aggregate amount of GBP 100,000 and the
       total amount and the total amount authorized
       under each of i) to iii) shall be limited to
       GBP 50,000 provided that the maximum amounts
       referred to may comprise sums in different
       currencies which shall be converted at such
       rate as the Board may in its absolute discretion
       determine; [Authority expires on the earlier
       of the conclusion of the Company's AGM to be
       held in 2009 or 01 JUN 2009]

10.    Approve that the 11,669,472 Deferred Shares               Mgmt          For                            For
       of GBP 0.01 each and the 50,000 deferred shares
       of GBP 1 each in the authorized share capital
       of the Company which have not been taken or
       agreed to be taken by any person be cancelled
       and that the authorized share capital of the
       Company be diminished by GBP 116,694.72 and
       GBP 50,000 accordingly

S.11   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting as the Articles of Association
       of the Company in substitution for and to be
       exclusion of the existing Articles of Association

12.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [with in the meaning
       of that Section] up to an aggregate nominal
       amount not exceeding GBP 76,000 [approximately
       1/3rd of the current issued share capital of
       the Company;] [Authority expires at the conclusion
       of the AGM of the Company in 2009]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13.  Authorize the Directors, pursuant to Section              Mgmt          For                            For
       94(2) of the Companies Act 1985, to allot equity
       securities [Section 949(2)] for cash pursuant
       to the authority conferred by Resolution 12,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 11,400 [5% of the nominal
       value of the issued share capital of the Company];
       [Authority expires at the conclusion of the
       next AGM of the Company to be held in 2009];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry; this authority shall also apply
       to a sale of treasury shares, which is an allotment
       of equity securities by virtue of Section 94(3A)
       of the Act, but with the omission of the words
       "pursuant to the authority conferred by Resolution
       12" above

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Act] of 43.46 million
       ordinary shares of GBP 0.0005 each in the Company,
       representing 9.5% of the Company's issued ordinary
       share capital of GBP 0.0005 each in the capital
       of the Company, at a minimum price of GBP 0.0005
       and a maximum price be a higher of the amount
       equal to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days,  the price
       of the last independent trade and the highest
       current independent bid on the trading venues
       where the purchase is carried out; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 30 JUN 2009];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

15.    Adopt, with effect from the end the AGM, the              Mgmt          Against                        Against
       Rules of the Inmarsat 2005 Bonus Share Plan
       produced to the meeting as the Rules of the
       Inmarsat 2005 Bonus Share Plan, to the exclusion
       of all prior-existing rules; and authorize
       the Remuneration Committee of the Board to
       do anything which it considers necessary or
       desirable to make the changes

16.    Adopt, with effect from the end the AGM, the              Mgmt          Against                        Against
       Rules of the Inmarsat 2005 Performance Share
       Plan produced to the meeting as the Rules of
       the Inmarsat 2005 Performance Share Plan, to
       the exclusion of all prior-existing rules;
       and authorize the Remuneration Committee of
       the Board to do anything which it considers
       necessary or desirable to make the changes




--------------------------------------------------------------------------------------------------------------------------
 INNVEST REAL ESTATE INVESTMENT TRUST                                                        Agenda Number:  701587733
--------------------------------------------------------------------------------------------------------------------------
    Security:  45771T108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA45771T1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Frank Anderson, FCA as a Director               Mgmt          No vote

1.2    Elect Mr. Morton G. Gross, Q.C. as a Director             Mgmt          No vote

1.3    Elect Mr. Michael P. Kitt as a Director                   Mgmt          No vote

1.4    Elect Mr. Minhas N. Mohamed as a Director                 Mgmt          No vote

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          No vote
       of the Reit




--------------------------------------------------------------------------------------------------------------------------
 INTEC HOLDINGS,LTD.                                                                         Agenda Number:  701453437
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2477A107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Feb-2008
        ISIN:  JP3152950006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Create a Joint Holding Company, IT Holdings               Mgmt          For                            For
       Ltd., by Stock Transfer with TIS INC.

2      Approve Partial Amendment to the Articles of              Mgmt          For                            For
       Incorporation




--------------------------------------------------------------------------------------------------------------------------
 INTERPUMP GROUP SPA, SANT'ILARIO (RE)                                                       Agenda Number:  701397209
--------------------------------------------------------------------------------------------------------------------------
    Security:  T5513W107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  IT0001078911
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       19 DEC 2007 AND A THIRD CALL ON 20 DEC 2007
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the capital decrease from EUR 41,558,535.20       Mgmt          For                            For
       to EUR 39,962,438.88 by cancellation of N.
       3,069,416 own shares, pursuant to Article 2445
       of the Italian Civil Code




--------------------------------------------------------------------------------------------------------------------------
 INTERPUMP GROUP SPA, SANT'ILARIO (RE)                                                       Agenda Number:  701478186
--------------------------------------------------------------------------------------------------------------------------
    Security:  T5513W107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  IT0001078911
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING HELD ON 16 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 17 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       of the Board of Directors and the Auditors
       report, consolidated financial statement at
       31 DEC 2007 of the Board of Directors and the
       Auditors report, any adjournment thereof

2.     Appoint the number of Directors                           Mgmt          For                            For

3.     Approve the emoluments of the Directors                   Mgmt          For                            For

4.     Appoint the Auditors                                      Mgmt          For                            For

5.     Authorize the Buy Back                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INTERSEROH AG, KOELN                                                                        Agenda Number:  701594877
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3621X106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  DE0006209901
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 JUN 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 9,840,000 as follows: payment
       of a dividend of EUR 0.86 per no-par share
       plus a bonus of EUR 0.14 Ex-dividend and payable
       date: 26 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Cologne

6.     Election of Mr. Roland Junck to the Supervisory           Mgmt          For                            For
       Board

7.     Approval of the transformation of the Company             Mgmt          For                            For
       into a European Company [Societas Europaea,
       SA]

8.     Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 2,558,400, at prices deviating neither
       more than 10% from the market price of the
       shares if the shares a reacquired through the
       stock exchange, nor more than 20% if they are
       acquired by way of a repurchase offer, on or
       before 24 DEC 2009; the Board of Managing Directors
       shall be authorized to use the shares for mergers
       and acquisitions, to dispose of the shares
       in a manner other than the stock exchange or
       a rights offering if the shares are sold at
       a price not materially below their market price,
       and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 INTERSERVE PLC                                                                              Agenda Number:  701533526
--------------------------------------------------------------------------------------------------------------------------
    Security:  G49105102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0001528156
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts and balance              Mgmt          For                            For
       sheets, and the reports of the Directors and
       the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

4.     Re-elect Mr. G.P. Balfour as a Director, who              Mgmt          For                            For
       retires from the Board by rotation

5.     Re-elect Mr. L.G. Cullen as a Director, who               Mgmt          For                            For
       retires from the Board by rotation

6.     Re-elect Mr. A.M. Ringrose as a Director, who             Mgmt          For                            For
       retires from the Board by rotation

7.     Re-elect Mr. S.L. Dance as a Director, who retires        Mgmt          For                            For
       from the Board in accordance with the Company's
       Articles of Association

8.     Re-elect Mr. B.A. Melizan as a Director, who              Mgmt          For                            For
       retires from the Board in accordance with the
       Company's Articles of Association

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company in pursuance of a recommendation
       by the Audit Committee to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

10.    Authorize the Directors, acting through the               Mgmt          For                            For
       Audit Committee, to determine the remuneration
       of the Auditors

11.    Authorize, in accordance with section 366 of              Mgmt          For                            For
       the Companies Act 2006, the Company and all
       Companies that are Subsidiaries of the Company
       at any time during the period for which this
       resolution has effect, to make political donations
       to political parties or independent election
       candidates not exceeding GBP 50,000 in total;
       to make political donations to political organizations
       other than political parties not exceeding
       GBP 50,000 in total; and incur political expenditure
       not exceeding GBP 50,000 in total, provided
       that the aggregate amount of any such donation
       or expenditure made and incurred by the Company
       and its subsidiaries shall note exceed GBP
       50,000 during the period beginning with the
       date of the passing of this resolution upto
       the including the conclusion of the AGM in
       2009

12.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [as defined in that section]
       up to an aggregate nominal amount of GBP 2,524,856;
       [Authority expires at the conclusion of the
       AGM of the Company in 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Directors, subject to and conditionally     Mgmt          For                            For
       upon the passing of Resolution 12 above, and
       pursuant to Section 95 of the Companies Act
       1985, to allot equity securities [Section 94(2)
       of the Act] for cash pursuant to the authority
       conferred by that Resolution or to sell the
       equity securities held as treasury shares for
       cash pursuant to Section 162D of the Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited : a) to
       the allotment and/or the sale of equity securities
       in connection with a rights issue in favor
       of ordinary shareholders; and b) to the allotment
       and/or the sale of equity securities up to
       an aggregate nominal amount of GBP 623,757;
       [Authority expires at the conclusion of the
       AGM of the Company in 2009]; and Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 12,475,143 ordinary shares of 10p
       each, at a nominal value for each share and
       not more than 105% of the average middle market
       price for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; the price stipulated
       by Article 5[1] of the Buy-back and stabilization
       regulation 2003; [Authority expires at the
       conclusion of the AGM in 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.15   Amend, with effect from the conclusion of the             Mgmt          For                            For
       AGM, the Articles of Association of the Company,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 INTERTEK GROUP PLC, LONDON                                                                  Agenda Number:  701531279
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4911B108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB0031638363
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the payment of a final dividend of 12.2p          Mgmt          For                            For
       per ordinary share

3.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007

4.     Elect Mr. Mark Loughead as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Vanni Treves as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Richard Nelson as a Director                 Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Authorize the issue of equity or equity-linked            Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 524,892

10.    Amend the Intertek Deferred Bonus Plan                    Mgmt          For                            For

11.    Authorize the Company to make EU political donations      Mgmt          For                            For
       to political organizations other than political
       parties up to GBP 20,000 and to incur EU political
       expenditure up to GBP 50,000

12.    Authorize the issue of equity or equity-linked            Mgmt          For                            For
       securities without pre-emptive rights up to
       an aggregate nominal amount of GBP 78,733

13.    Authorize 15,746,770 Ordinary Shares for market           Mgmt          For                            For

14.    Adopt new Articles of Association with immediate          Mgmt          Against                        Against
       effect

15.    Approve, subject to Resolution 14 being passed            Mgmt          Against                        Against
       and with effect on and from 01 OCT 2008 and
       amend the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 INTERVEST OFFICES SICAFI, ANTWERPEN                                                         Agenda Number:  701375556
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5241S112                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Oct-2007
        ISIN:  BE0003746600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Examination and discussion of documents from              Non-Voting
       which the shareholders were able to obtain
       for free a copy according to the Article 697
       of the Code of Companies: report of the Board
       of Directors, the Auditor's report, concerning
       the proposal of Merger

2.     Updating of the financial information                     Non-Voting

3.     Approve the merger mentioned above containing             Mgmt          Abstain                        Against
       the merger by absorption by Intervest Offices
       De Mechelen Campus 3 and Zuidinvest

4.     Approve to fix the report of exchange between             Mgmt          Abstain                        Against
       the shares of companies absorbent and to absorb

5.     Grant as compensation the transfer of the completeness    Mgmt          Abstain                        Against
       of the assets and liabilities patrimonies of
       companies to absorb to the absorbent company,
       18,240 new named shares from the absorbent
       company to the minority shareholder of companies
       to be absorbed, the limited company Belle Etoile

6.     Approve to share and to distribute new shares             Mgmt          Abstain                        Against
       to be issued from the absorbent company to
       the minority shareholder of companies to absorb,
       namely Belle Etoile

7.     Approve, further to the merger by absorption,             Mgmt          Abstain                        Against
       to increase the capital of the absorbent company

8.     Amend the Article 6 of the Statuses of the absorbent      Mgmt          Abstain                        Against
       company to put it in accordance with the capital
       increase and the number of shares further to
       the merger by absorption

9.     Approve to confer to the Board of Directors               Mgmt          Abstain                        Against
       of the absorbent company the powers of execution
       concerning the merger by absorption

10.    Approve to confer to Messrs. Huub Roovers, Reinier        Mgmt          Abstain                        Against
       van Gerrevink, and Jean Paul Sols, the powers,
       to act each separately and with power of substitution

11.    Approve to confer to Mr. Dirk Caestecker, or              Mgmt          Abstain                        Against
       another lawyer of the Association of Lawyers
       Dla Piper UK LLP with branches in 1050 Brussels,
       the powers to act separately and with power
       of substitution

12.    Approve to confer to Mr. Jean-Paul Sols the               Mgmt          Abstain                        Against
       powers, with power of substitution, to represent
       companies absorbent and to absorb in all the
       adjusted and additional acts to be established

13.    Approve to confer to the Notary instrumenting             Mgmt          Abstain                        Against
       the powers for the coordination of the Statuses
       of the absorbent company and to sign a copy
       and deposit it in the Commercial Court




--------------------------------------------------------------------------------------------------------------------------
 INTERVEST OFFICES SICAFI, ANTWERPEN                                                         Agenda Number:  701501202
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5241S112                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  BE0003746600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 449905 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Approve the annual reports of the respective              Mgmt          Abstain                        Against
       Board of Directors of the Companies Zuidinvest
       SA and Mechelen Campus 3 SA, which have been
       merged by absorption by invervest offices Sa
       on 18 OCT 2007 by deed signed before notary
       Eric De Bei, regarding the operations of the
       FY which started on 01 JAN 2007 and closed
       on respectively 24 MAY 2007 and 30 JUN 2007

O.2    Approve the reports of the Auditor of the FY              Mgmt          Abstain                        Against
       which started on 01 JAN 2007 and closed on
       24 MAY 2007 for the Company Zuidinvest SA and
       30 JUN 2007 for the Company Mechelen Campus
       3 SA

O.3    Approve the annual accounts of the FY that started        Mgmt          Abstain                        Against
       on 01 JAN 2007 and closed on 24 MAY 2007 for
       the Company Zuidinvest SA and on 30 JUN 2007
       for the Company Mechelen Campus 3 SA, as well
       as appropriation of the results

O.4    Grant discharge, by separate vote, to the Directors       Mgmt          Abstain                        Against
       and the Auditor of the Companies Zuidinvest
       SA and Mechelen Campus 3 SA, which were merged
       by absorption by interest offices on 18 OCT
       2007, whose Directors and Auditor were in function
       during the FY which started on 01 JAN 2007
       and closed on respectively 24 MAY 2007 and
       30 JUN 2007

O.5    Approve the annual report of the Board of Directors       Mgmt          Abstain                        Against
       on the FY closed on 31 DEC 2007 [statutory
       annual accouts]

O.6    Approve the report of the Auditors on the FY              Mgmt          Abstain                        Against
       closed on 31 DEC 2007 [statutory annual accounts]

O.7    Approve the statutory annual accounts on the              Mgmt          Abstain                        Against
       FY closed on 31 DEC 2007 as well as appropriation
       of the results

O.8    Approve the annual report of the Board of Directors       Mgmt          Abstain                        Against
       on the consolidated annual accounts, of the
       report of the Auditor on the consolidated annual
       accounts and of the consolidated annual accounts

O.9    Grant discharge, by separate vote, to the Board           Mgmt          Abstain                        Against
       of Directors and the Auditors of the interest
       offices SA who were in function during the
       FY 2007, for the operations of the FY 2007

O.10   Questions                                                 Mgmt          For                            For

S.E.1  Ratify the resolution of the co-optation by               Mgmt          For                            For
       the Board of Directors taken by the Board of
       Directors on 21 DEC 2007 and consequently appoint
       European Maritime Surveys Organisation Sprl,
       abbreviated EMSO Sprl, with registered office
       at 2600 Antwerp, Jan Moorkensstraat 68 and
       enterprise identification number 0454.710.759
       [RPM Antwerp] with permanent representative
       Prof. Chris [Christian Jan Maria] Peeters,
       The mandate of this Director starts on 01 JAN
       2008 and ends immediately after the annual
       general meeting which will be held in 2011
       and where will be decided on the approval of
       the annual accounts closed on 31 DEC 2010,
       the Assembly States that European Maritime
       Surveys Organisation Sprl, abbreviated EMSO
       Sprl, with permanent representative Prof. Chris
       Peeters, during a period of two years preceding
       its nomination, exercised no mandate or function
       of director, business manager, Member of the
       Management Committee, Managing Director or
       Executive, neither in Intervest Offices, neither
       in a subsidiary Company or person as stipulated
       in Article 11 of the Belgian Company Code and
       that the same is applicable for his wife or
       person with whom he lives together on a legal
       base and for his blood relationships or relatives
       within the second degree, and that he or the
       aforementioned persons do not possess social
       rights in Intervest Offices which represent
       one tenth or more of the capital, of the social
       fund of the category of shares of the company,
       in order that European Maritime Surveys Organisation
       Sprl, abbreviated EMSO Sprl, with permanent
       representative Prof. Chris Peeters, must be
       considered as an Independent Director in the
       sense of Article 524 of the Belgian Company
       Code and that the criteria for Independence
       contained in the Belgian Corporate Governance
       Code [enumerated in Annex A] have been fulfilled,
       the mandate of European Maritime Surveys Organisation
       Sprl, abbreviated EMSO Sprl, with permanent
       representative Prof. Chris Peeters is remunerated
       and the annual remuneration amounts to EUR
       14.000

S.E.2  Re-elect Messrs. Reinier van Gerrevnik, Huub              Mgmt          For                            For
       Roovers as the Directors and as specified

S.E.3  Approve the introduction and discussion of the            Mgmt          For                            For
       merger proposal mentioned below and as specified

S.E.4  Approve to update the financial information               Mgmt          Abstain                        Against

S.E.5  Approve the above mentioned merger proposal               Mgmt          Abstain                        Against
       containing the merger by absorption by Intervest
       Offices SA of Herentals Logistic Center SA,
       with the unification of all shares in hands
       of Intervest Offices SA [Article 676 and Article
       720 e.f. of the Belgian Company Code], with
       accounting effect as from1 JAN 2008 and if
       needed with renunciation of all claims for
       nullity on the base of the soil remediation
       decree because of the absence of the required
       soil certificates and/or soil investigations
       on the moment of the signature of the merger
       proposal, as a result of this merger the entire
       equity of the company to absorb, assets as
       well as liabilities, and this without any exception
       or restriction, will be transferred to the
       absorbing Company, in the current state at
       the moment of the realisation of the merger,
       without issue of new shares, the absorbing
       company will pay all costs, registration duties
       and fees resulting from the merger by absorption

S.E.6  Authorise the Board of Directors of the absorbing         Mgmt          For                            For
       Company to execute the decisions related to
       the merger by absorption

S.E.7  Authorise Mr. Hubert Roovers, domiciled at 4835           Mgmt          For                            For
       AB Breda [Netherlands], Franklin Rooseveltlaan
       38, Mr. Reinier van Gerrevink domiciled at
       2585 EL The Hague [Netherlands], Bankastraat
       123 and Mr. Jean-Paul Sols domiciled at 2222
       Heist-op-den-Berg [Itegem], Dennenlaan 22,
       each of them with the competence to act separately
       and with right of subrogation, to take all
       measures on behalf of the Board of Directors
       of the absorbed Companies which are necessary
       or useful to distribute and attribute the new
       issued shares to the shareholders of the absorbed
       Companies

S.E.8  Authorise Mr. Dirk Caestecker, or any other               Mgmt          For                            For
       Lawyer of the Lawyers Association DLA Piper
       UK LLP with offices at 1050 Brussels, Avenue
       Louise 106 and 2600 Antwerpen-Berchem, Uitbreidingstraat
       2, each of them with the competence to act
       separately and with right of subrogation, to
       adapt the registration of the absorbed company
       in the Banque Carrefour for Companies to the
       decisions stipulated in this deed, after having,
       if necessary, executed the required adjustments
       and/or corrections of the existing registration

S.E.9  Authorize Mr. Jean-Paul Sols, with right of               Mgmt          For                            For
       subrogation, to represent the absorbed and
       absorbing Companies for all deeds to be corrected
       or additional deeds to establish in case of
       error or omission at the moment of the description
       of the property of the absorbed Companies

SE.10  Authorise the executing notary to Co-ordinate             Mgmt          For                            For
       the Articles of Association of the absorbing
       Company and to sign a copy thereof and to deposit
       it at the court registry of the Trade Court

SE.11  Amend the Articles of Association with the removal        Mgmt          For                            For
       of the reference to the regulations of the
       Law of 02 MAR 1989




--------------------------------------------------------------------------------------------------------------------------
 INTRACOM HOLDINGS SA                                                                        Agenda Number:  701621763
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3967R125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  GRS087103008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the Company's and the consolidated financial      Mgmt          For                            For
       statements, compiled according to I.F.R.S for
       the FY 2007, after listening to the relevant
       Board of Directors report, regarding the FY
       developments and the report of the Certified
       Auditors

2.     Approve to release the Board of Directors Members         Mgmt          For                            For
       and the Certified Auditors of any liability
       for compensation for the Company's Managements,
       its financial statements and the consolidated
       financial statements for the FY 2007

3.     Elect the Certified Auditors for the FY 2008              Mgmt          For                            For
       and approve to determine their fees

4.     Elect a new Board of Directors and approve to             Mgmt          Against                        Against
       determine the Independent Non-Executive Members,
       according to the stipulations of Law 3016/2002
       on the Corporate Governance, as valid today

5.     Approve the remuneration and compensation for             Mgmt          For                            For
       the Members of the Board of Directors for the
       FY 2007 and pre-approval of the Board of Directors
       Members remuneration and compensation for the
       FY 2008, as per Article 24 of Code Law 2190/20
       and the Article 5 of Law 3016/02

6.     Approve to pre-approve the salary of a Member             Mgmt          Abstain                        Against
       of the Board of Directors on an Employment
       Contract by the Company, during the time period
       01 JUL 2008 until the next AGM

7.     Authorize, according to Article 23 Paragraph              Mgmt          For                            For
       1 of Code Law 2190/1 920, the Members of the
       Board of Directors and the Company's Managers
       to participate in the Board of Directors, or
       the Management of affiliated Companies, pursuant
       to the Article 42e Paragraph 5 of Code Law
       2190/1920

8.     Amend the Article 5 of the Companys Articles              Mgmt          For                            For
       regarding share capital, due to its increase,
       following the exercise of Stock Option Rights
       in DEC 2007

9.     Approve the harmonization of the Companys Articles        Mgmt          Abstain                        Against
       with Code Law 2190/20, as is valid amended
       by Law 3604/07, by amendment, addition, abolition,
       renumbering of the relevant Articles and formation
       into a uniform text

10.    Various announcements                                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701538538
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual and consolidated financial             Mgmt          For                            For
       statements for the FY 2007, based on the IFRS,
       after hearing the Board of Director's and he
       Auditor's relevant reports and decision making
       for profit disposal

2.     Grant Discharge to both the Board of Directors            Mgmt          For                            For
       Members and the Certified Auditor from any
       liability for indemnity for the management
       of the Company, for the annual financial statements,
       for the FY 2007

3.     Elect the regular and substitute Certified Auditors       Mgmt          For                            For
       for the Audit of FY 2008 and determination
       of their salaries

4.     Elect the new Board of Directors and appoint              Mgmt          For                            For
       the Independent Members, according to law 3016/2002
       as modified and currently in force

5.     Approve the fees on profits and remuneration              Mgmt          Abstain                        Against
       of Board of Directors Members for the FY 2007
       and pre-approval of the fees and the remuneration
       of Non-executive Board of Directors Members
       for the FY 2008, pursuant to Articles 24 of
       the codified law 2190/1920 and Article 5 of
       the law 3016/2002

6.     Approve to determine the maximum salary's amount          Mgmt          Abstain                        Against
       for the Members of the Board of Directors being
       associated with the Company through tied labour
       for the period 01 JUL 2008- 30 JUN 2009, according
       to Articles 23a of the Law 2190/1920

7.     Authorize the Board of Directors Members and              Mgmt          For                            For
       to the Company's Managers for their participation
       in other Associated Companies Board of Directors
       or Management according to Article 42 para5
       of the Law 2190/ 1920

8.     Approve the Modification, completion, abolition           Mgmt          Abstain                        Against
       and permutation of the provisions of the Company's
       Articles of Association for operational reasons
       and in order to be in conformity with the law
       3604/2007

9.     Amend Articles 15 and 20 of the Articles of               Mgmt          For                            For
       Association in compliance with Law 3156/2003
       as specified

10.    Amend the Stock Option Plan according to Article          Mgmt          For                            For
       13 of Cod Law 2190/1920, as approved by the
       Shareholders' general assemblies on 04 MAY
       2005, 22 SEP 2006 and 24 OCT 2007 and authorize
       the Board of Diretors to settle the even details

11.    Approve the acquisition of own shares by the              Mgmt          For                            For
       Company, according to Article 16 of Cod Law
       2190/1920

12.    Announcements                                             Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701575904
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the modification of the Stock Option              Mgmt          For                            For
       Plan according to Article 13 of Cod Law 2190/1920,
       as approved by the Shareholders' general meetings
       on 04 MAY 2005, 22 SEP 2006 and 24 OCT 2007
       and as currently in force [P ROGRAM II]; and
       authorize the Board of Directors for the arrangement
       of the relevant details




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701593712
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the modification of the Stock Option              Mgmt          For                            For
       Plan according to Article 13 of Cod Law 2190/1920,
       as approved by the Shareholders' general meeting
       on 04 MAY 2005, 22 SEP 2006 and 24 OCT 2007
       and as currently in force [PROGRAM II]; and
       authorize the Board of Directors for the arrangement
       of the relevant details




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AB OERESUND                                                                      Agenda Number:  701480181
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4776L102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  SE0000115610
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Sven Hagstromer as the Chairman of              Mgmt          For                            For
       the meeting

3.     Approve the voting register                               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to attest the minutes                   Mgmt          For                            For

6.     Approve to determine if the meeting has been              Mgmt          For                            For
       duly convened

7.     Presentation by the Managing Director                     Mgmt          For                            For

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report and the consolidated report and consolidated
       Auditors' report for the 2007 FY

9.a    Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet for the
       2007 FY

9.b    Approve a dividend of SEK 6.75 per share and              Mgmt          For                            For
       Monday, 07 APR 2008 as the Record Date for
       dividends

9.c    Grant discharge from liability for the Board              Mgmt          For                            For
       of Directors and the Managing Director

10.    Approve that the Board Members be 10, without             Mgmt          For                            For
       Alternate Members

11.    Approve that the Board Members, who do not receive        Mgmt          Against                        Against
       salary from the Company, be paid fees in the
       amount of SEK 330,000 to the Chairman, SEK
       1,260,000 to the Deputy Chairman and SEK 110,000
       to each of the other Members; for the Chairman
       and other Members, this is an increase of 5%
       compared to the preceding year; and that the
       fees to the Auditors be paid on a time and
       material basis

12.    Re-elect Messrs. Pontus Bonnier, Monica Caneman,          Mgmt          For                            For
       Stefan Dahlbo, Matts Ekman, Per-Olof Eriksson,
       Sven Hagstromer, Martha Josefsson, Erik Paulsson,
       Mats Qviberg and Dag Tigerschiold to the Board
       of Directors

13.    Re-elect Mr. Sven Hagstromer as the Chairman              Mgmt          For                            For
       of the Board of Directors; and Mr. Mats Qviberg
       as the Deputy Chairman of the Board

14.    Authorize the Board of Directors, on one or               Mgmt          Abstain                        Against
       more occasions, until the next AGM,  to carry
       out synthetic re-purchases of  6,400,000 own
       shares, however not to exceed the equivalent
       of  SEK 1 billion;  the Company shall thereupon
       enter into a Swap Agreement regarding replacing
       the yield on interest bearing funds with the
       dividends on Oresund's shares; the counterparty
       in the Swap Agreement would be offered the
       opportunity to redeem the shares upon which
       the Swap Agreement is based; and that the next
       general meeting will consider a resolution
       regarding redemption

15.    Approve a resolution regarding guidelines for             Mgmt          For                            For
       compensation to the Senior Management

16.    Approve that Oresund shall participate in the             Mgmt          For                            For
       establishment of a fund in order to enable
       an increased active role as owner of listed
       Nordic Companies

17.    Close of the meeting                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IPSEN, PARIS                                                                                Agenda Number:  701547474
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5362H107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  FR0010259150
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve to accept the consolidated financial              Mgmt          For                            For
       statements and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.66 per share

O.4    Approve the transaction with Mr. Jean-Luc Belingard       Mgmt          For                            For
       regarding: severance payment

O.5    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.6    Re-elect Mr. Jean-Luc Belingard as a Director             Mgmt          Against                        Against

O.7    Re-elect Ms. Anne Beaufour as a Director                  Mgmt          Against                        Against

O.8    Re-elect Mr. Henri Beaufour as a Director                 Mgmt          Against                        Against

O.9    Re-elect Mr. Alain Beguin as a Director                   Mgmt          Against                        Against

O.10   Re-elect Mr. Herve Couffin as a Director                  Mgmt          Against                        Against

O.11   Re-elect Mr. Antoine Flochel as a Director                Mgmt          Against                        Against

O.12   Re-elect Mr. Gerard Hauser as a Director                  Mgmt          For                            For

O.13   Re-elect Mr. Pierre Martinet as a Director                Mgmt          For                            For

O.14   Re-elect Mr. Rene Merkt as a Director                     Mgmt          Against                        Against

O.15   Re-elect Mr. Yves Rambaud as a Director                   Mgmt          For                            For

O.16   Re-elect Mr. Klaus-Peter Schwabe as a Director            Mgmt          Against                        Against

O.17   Grant authority to repurchase of up to 10% of             Mgmt          Against                        Against
       issued share capital

E.18   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.19   Grant authority for filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 IPSOS SA, PARIS                                                                             Agenda Number:  701505476
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5310M109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000073298
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented,
       showing income of EUR10,960,645.00, accordingly,
       grant permanent discharge to the Board of Directors
       and the Auditors for the performance of their
       duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the FYE, in the form
       presented to the meeting

O.3    Approve the income for the FY being of EUR 10,960,645,.00,Mgmt          For                            For
       EUR 4,071.00 will be appropriated to the legal
       reserve; the prior retained earnings being
       of EUR 15,650,243.00, the distributable income
       of EUR 26,606,817.00; the distributable income
       will be allocated as follows: to the dividends:
       EUR 13,671,338.00, the balance of EUR 12,935,479.00:
       to retained earnings account ; the shareholders
       will receive a net dividend of EUR 0.40 share,
       and will entitle to the 40% deduction provided
       by the French Tax Code; this dividend will
       be paid on 02 JULY 2008, in the event that
       the Company holds some of its own shares on
       such date, the amount of the unpaid dividend
       on such shares shall be allocated to the retained
       earnings account, as required by law, it is
       reminded that, for the last 3 FY, the dividends
       paid were as follows: EUR 0.225 for FY 2004,
       entitled the 50 deduction provided by the French
       Tax Code, EUR 0.25 for FY 2005, entitled to
       the 40 deduction provided by the French Tax
       Code, EUR 0.28 for FY 2006, entitled to the
       40 deduction provided by the French Tax Code

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by the Article L.225.38
       of the French Commercial Code, and approve
       the said report and the agreements referred
       to therein

O.5    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, and approve the
       agreement related to Mr. Didier Truchot

O.6    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, and approve the
       agreement related to Mr. Jean Marc Lech

O.7    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, and approve the
       agreement related to Mr. Carlos Harding

O.8    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, and approve the
       agreement related to Mr. Henri Wallard

O.9    Approve to renew the appointment of Mr. Nicolas           Mgmt          For                            For
       Bazire as a Director for a 6 year period

O.10   Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Michel Carlo as a Director for a 6 year period

O.11   Approve to renew the appointment of the Company           Mgmt          Against                        Against
       LT participations as Director for a 6 year
       period

O.12   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below, maximum
       purchase price: EUR 45.00, maximum number of
       shares to be acquired, 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 153,802,530.00; [Authority expires at the
       end of 18-month period]; the number of shares
       acquired by the Company with a view to their
       retention or their subsequent delivery in payment
       or exchange as part of a merger, divestment
       or capital contribution cannot exceed 5% of
       its capital, to take all necessary measures
       and accomplish all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad;
       the share capital issuance, with the shareholders
       preferred subscription rights maintained, of
       ordinary shares of the Company and securities
       giving access to existing or future shares
       of the Company or of one of its subsidiaries;
       the maximum nominal amount of the capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 4,500,000.00
       the capital; the nominal amount of debts securities
       issued shall not exceed EUR 450,000,000.00,
       [Authority expires at the end of 26-month period];
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, in France or abroad;
       the share capital by issuance, without preemptive
       subscription rights maintained, of ordinary
       shares of the Company and securities giving
       access to existing or future shares of the
       Company or of one of its subsidiaries; the
       maximum nominal amount of the capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 4,500,000.00the
       capital; the nominal amount of debts securities
       issued shall not exceed EUR 450,000,000.00,
       [Authority expires at the end of 26-month period];
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors, for a 26-month          Mgmt          For                            For
       period and within the limit of 10% of the Company's
       share capital , to set the issue price of the
       ordinary shares or securities to be issued,
       in accordance with the terms and conditions
       determined by the shareholders meeting; the
       total amount of the capital increase of the
       Company resulting form the issues carried out
       according with the present delegation, shall
       count against the overall value set forth in
       Resolution 14

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at the end of 26-month
       period]

E.17   Authorize the Board of Directors to proceed               Mgmt          For                            For
       with and accordingly with Resolution 14, without
       preemptive subscription rights, the issue of
       ordinary shares of the Company or securities
       giving access to ordinary shares, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another Company; [Authority expires
       at the end of 26-month period]; the ceiling
       of the par value of capital increase resulting
       from the issues carried out by virtue of the
       present delegation is fixed to EUR 4,500,000.00;
       and to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing ordinary shares and securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       [Authority expires at the end of 26-month period];
       and to take all necessary measures and accomplish
       all necessary formalities

E.19   Authorize the Board of Directors to issue, on             Mgmt          Against                        Against
       1 or more occasions, in France or Abroad, the
       share capital to a maximum nominal amount of
       EUR 4,500,000.00, by issuance with preemptive
       subscription rights, of ordinary shared of
       the Company consequently to the issue by the
       subsidiaries of securities giving access to
       ordinary shares of the Company; [Authority
       expires at the end of 26-month period]; to
       take all necessary measures and accomplish
       all necessary formalities

E.20   Approve the capital increase to be carried out            Mgmt          For                            For
       with the used of delegations, shall not exceed
       EUR 4,500,000.00

E.21   Authorize the Board of Directors to issue, on             Mgmt          For                            For
       1 or more occasions, in France or Abroad, the
       share capital up to a maximum nominal amount
       of EUR 450,000,000.00, by of a securities giving
       right to the allocation of debt securities;
       [Authority expires at the end of 26-month period];
       to take all necessary measures and accomplish
       all necessary formalities

E.22   Authorize the Board of Directors to issue, on             Mgmt          For                            For
       1 or more occasions, and at its sole discretion,
       by a maximum nominal amount of EUR 80,000,000.00,
       by way of capitalizing reserves, profits or
       premiums, by issuing bonus shares or raising
       the par value of existing shares, or by a combination
       of these method; [Authority expires at the
       end of 26-month period]; to take all necessary
       measures and accomplish all necessary formalities

E.23   Authorize the Board of Directors to issue, on             Mgmt          For                            For
       1 or more occasions, and at its sole discretion,
       by a maximum nominal amount of 10% of the share
       capital of the Company, by issuance, in favor
       of the Company IPSOS partnership fund, of ordinary
       shares of the Company; approve to cancel the
       shareholders preferential subscription rights
       in favor of the beneficiary above mentioned;
       [Authority expires at the end of 18-month period];
       to take all necessary measures and accomplish
       all necessary formalities

E.24   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       officers of the company and related Companies
       [or groups] they may not represent more than
       5% of the share capital; approve to cancel
       the shareholders preferential subscription
       rights in favor of the beneficiary above mentioned;
       [Authority expires at the end of 38-month period];
       to take all necessary measures and accomplish
       all necessary formalities

E.25   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase by the Company, it being provided
       that the options shall not give rights to a
       total number of shares, which shall not exceed
       10% of the share capita l of the Company; approve
       to cancel the shareholders preferential subscription
       rights in favor of employees or Corporate Officers
       of the Company and related Companies [or groups];
       [Authority expires at the end of 38-month period];
       to take all necessary measures and accomplish
       all necessary formalities

E.26   Amend the exercise period of the stock options            Mgmt          For                            For
       to bring it to 8 year as from their allocation
       day; and authorize the Board of Directors to
       take all necessary measures and accomplish
       all necessary formalities

E.27   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital in 1 or more occasions, as
       its sole discretion, by way of issuing ordinary
       shares or securities , in favor of employees
       and ex-employees of the Company or related
       Companies [or groups] who are Members of a
       Company Savings Plan; approve to cancel the
       shareholders preferential subscription rights
       in favor of the beneficiary above mentioned;
       [Authority expires at the end of 38-month period];
       and for a nominal amount of EUR 450,000.00
       for the capital increases, the capitalizations
       being included of EUR 450,000.00 for the capital
       increases, the capitalizations being included;
       to take all necessary measures and accomplish
       all necessary formalities

E.28   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital in 1 or more occasions, as
       its sole discretion, by cancelling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at the end of 18-month
       period]; to take all necessary measures and
       accomplish all necessary formalities

E.29   Approve the delegations granted to the Board              Mgmt          Against                        Against
       of Directors accordingly with Resolutions 13
       to 27 can be used by the Board of Directors
       in the event of a Public Echange offer

E.30   Authorize the Board of Directors to issue, during         Mgmt          Against                        Against
       period when cash or stock tender offers are
       in effect for the Company's shares, warrants
       giving right to subscribe to shares of the
       Company to preferential conditions and to allocate
       free of charge the afore mentioned warrants
       to the Company's shareholders having this quality;
       consequently to this issuance, to increase
       the share capital to a maximum nominal amount
       of EUR 9,000,000.0 by way of issuing a maximum
       number of 36,000,000 warrants; this ceiling
       I is different and autonomous from the ceilings
       of capital increase resulting from the issued
       of ordinary shares or securities; approve to
       cancel the shareholders preferential subscription
       rights in favor of the beneficiary above mentioned;
       to take all necessary measures and accomplish
       all necessary formalities

E.31   Authorize the Board of Directors to take, during          Mgmt          Against                        Against
       periods when cash or stock tender offers are
       in effect for the Company's shares Management
       measures likely to make fail the BID; [Authority
       expires at the end of 18-month period]; certain
       measures of Management. Likely to make fail
       the BID

E.32   Amend the Article 8 of the By-Laws                        Mgmt          For                            For

E.33   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 IRIDE SPA, TORINO                                                                           Agenda Number:  701525529
--------------------------------------------------------------------------------------------------------------------------
    Security:  T5538J107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003027817
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 AT 10:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement and consolidated          Mgmt          For                            For
       balance sheet report at 31 DEC 2007, report
       of Directors about Management, report of the
       board of Auditors, report of the Auditing Company,
       relative deliberations




--------------------------------------------------------------------------------------------------------------------------
 ISEKI & CO.,LTD.                                                                            Agenda Number:  701634986
--------------------------------------------------------------------------------------------------------------------------
    Security:  J24349110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3139600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 ISHIHARA SANGYO KAISHA,LTD.                                                                 Agenda Number:  701631598
--------------------------------------------------------------------------------------------------------------------------
    Security:  J24607129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3136800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ISOFT GROUP PLC, BANBURRY OXFORDSHIRE                                                       Agenda Number:  701363119
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4960U106                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0009165613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve [with or without modification] a scheme           Mgmt          For                            For
       of arrangement to be made between the Company
       [as specified] and the holders of the scheme
       shares




--------------------------------------------------------------------------------------------------------------------------
 ISOFT GROUP PLC, BANBURRY OXFORDSHIRE                                                       Agenda Number:  701363121
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4960U106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0009165613
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the Scheme of Arrangement dated 10 SEP 2007
       between the Company and the holders of the
       Scheme Shares as specified [as such terms specified
       in the said Scheme], subject to any modification,
       addition or condition approved or imposed by
       the Court [the Revised Scheme]: 1) authorize
       the Directors of the Company to take all such
       action as they may consider necessary or appropriate
       for carrying the Revised Scheme into effect;
       2) for the purpose of giving effect in the
       Revised Scheme as specified; amend Article
       3 of the Articles of Association of the Company
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU ENEX CO.,LTD.                                                                        Agenda Number:  701611077
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2501Y105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3144000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Change Company's Location              Mgmt          For                            For
       to Minato, Tokyo, Expand         Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU TECHNO-SOLUTIONS CORPORATION                                                         Agenda Number:  701615885
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25022104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3143900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITOHAM FOODS INC.                                                                           Agenda Number:  701631118
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25037128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3144400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued   Benefits associated
       with Abolition of Retirement Benefit System
       for Current   Corporate Officers

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For

6      Approve Details of Compensation as Stock Option           Mgmt          For                            For
       plan for Directors




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701532423
--------------------------------------------------------------------------------------------------------------------------
    Security:  D36953103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report of the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 126,200,000 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 45,000,000 shall be carried forward ex-dividend
       and payable date: 23 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors Dr. Wolfhard Leichnitz, Dr. Bernd
       Kottmann, Mr. Andreas Barth, Dr. Georg Reul

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board Mr. Detlef Bierbaum, Mr. Peter Rieck,
       Mr. Frank F. Beelitz, Dr. Hans Michael Gaul,
       Mr. David C. Guenther, Dr. Eckart John Von
       Freyend, Mr. Rudolf Lutz, Mr. Friedrich Merz,
       Mr. Claus Schaeffauer

5.     Resolution on the deletion of Section 44[4]1              Mgmt          For                            For
       of the Articles of Association

6.     Elections to the Supervisory Board: Mr. Frank             Mgmt          For                            For
       F. Beelitz

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital II, the creation of a new
       authorized capital II, and the corresponding
       amendment to the Articles of Association the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 10,000,0000 through the issue of
       new bearer no-par shares, on or before 20 MAY
       2013, shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for the granting of such rights to bondholders,
       and for residual amounts

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the Stock Exchange, nor more
       than 10% if they are acquired by way of a repurchase
       offer, on or before 20 NOV 2009, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the Stock Exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or for satisfying conversion or option rights,
       and to retire the shares

9.     Appointment of the Auditors: a) appointment               Mgmt          For                            For
       of Auditors for the 2008 fin: PricewaterhouseCoopers
       Ag, Duesseldorf, b) appointment of the Auditors
       for the interim report: PricewaterhouseCoopers
       AG, Duesseldorf entitled to vote are those
       shareholders of record on 30 APR 2008, who
       provide written evidence of such holding and
       who register with the Company on or before
       14 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 IWATANI INTERNATIONAL CORPORATION                                                           Agenda Number:  701639847
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25424128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3151600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Change Official Company Name,          Mgmt          Against                        Against
       Increase Authorized Capital  to 600 M shs,
       Make Resolutions Related to Anti-Takeover Defense
       Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 IZUMI CO.,LTD.                                                                              Agenda Number:  701574863
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25725110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3138400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          Abstain                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 IZUMIYA CO.,LTD.                                                                            Agenda Number:  701565232
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25768128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  JP3139200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Board Size to 10                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 J-OIL MILLS, INC.                                                                           Agenda Number:  701635192
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2231P101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3840000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Establish Articles Related             Mgmt          Against                        Against
       to Use of Share Purchase        Warrants as
       Anti-Takeover Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Allow Board to Issue Share Purchase Warrants              Mgmt          Against                        Against
       as Anti-Takeover Measures




--------------------------------------------------------------------------------------------------------------------------
 J.M. AB, SOLNA                                                                              Agenda Number:  701511974
--------------------------------------------------------------------------------------------------------------------------
    Security:  W4939T109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SE0000806994
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Call to order and elect Mr. Lars Lundquist as             Mgmt          For                            For
       a Chairperson of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 people to check the Minutes                       Mgmt          For                            For

4.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

5.     Approve the agenda                                        Mgmt          For                            For

6.     Receive the Board's report on the work of the             Mgmt          For                            For
       Board since 2007 AGM, the President's report
       on the Company's operations during 2007, the
       annual report and the Auditors' report, as
       well as the consolidated accounts and the Auditors'
       report on the consolidated accounts

7.     Adopt the income statement and balance sheet              Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

8.     Approve the allocation of the Company's profit            Mgmt          For                            For
       [a dividend of SEK 5.50 per share]

9.     Approve 29 APR 2008 as the record date for issuing        Mgmt          For                            For
       dividend

10.    Grant discharge to the Board and the Chief Executive      Mgmt          For                            For
       Officer from liability

11.    Approve to determine the number of Directors              Mgmt          For                            For
       at 8

12.    Approve to pay to the Chairman SEK 590,000 for            Mgmt          For                            For
       work on the Board and Directors who are not
       employed by the Company will be paid SEK 260,000;
       Directors who are not employed by the Company
       will receive remuneration for work on Committees
       as follows: Chairman of the Audit Committee:
       SEK 110,000, Directors on the Audit Committee:
       SEK 80,000, Chairman of the Compensation Committee:
       SEK 55,000, Director on the Compensation Committee:
       SEK 55,000, Chairman of the Investment Committee:
       SEK 55,000 and Chairperson of the Investment
       Committee: SEK 55,000; the 2007 AGM elected
       7 Directors and resolved on remuneration for
       7 Directors for a total of SEK 2,575,000, including
       remuneration for work on Committees; fees for
       the 2008 AGM pertaining to 7 paid Directors
       amounts to a total of SEK 2,695,000, including
       remuneration for work on Committees, this means
       an increase of a total of SEK 120,000 or about
       5%, the Nomination Committee deems this to
       be well justified considering the Company's
       strong, favorable performance

13.    Approve the Auditors fees as per invoices issued          Mgmt          For                            For
       by the auditing Company and approved by JM
       AB

14.    Approve the proposals for the Directors with              Mgmt          For                            For
       information on the proposed applicants' duties
       in other companies, as specified

15.    Re-elect Mr. Lars Lundquist as a Chairman of              Mgmt          For                            For
       the Board; and re-elect Messrs. Elisabet Annell
       [elected 2002], Eva-Britt Gustafsson [elected
       2005], Bengt Larsson [elected 2004], Berthold
       Lindqvist [elected 2001], Johan Skoglund [elected
       2003], Asa Soderstrom Jerring [elected 2007]
       and Torbjorn Torell [elected 2004] as the Directors

16.    Re-elect Ernst & Young AB as the Auditing Company         Mgmt          For                            For

17.    Adopt the specified instructions to the Nomination        Mgmt          For                            For
       Committee

18.    Approve the guidelines for salary and other               Mgmt          For                            For
       remuneration to Senior Executives, as specified

19.    Approve the reduction of the Company's share              Mgmt          For                            For
       capital through redemption of ordinary shares
       and resultant amendment to Section 4 of the
       Articles of Association, private placement
       of Class C shares and reduction of the Company's
       share capital through redemption of Class C
       shares

20.    Approve the JM Convertibles 2008/2012 and JM              Mgmt          For                            For
       Warrants 2008/2012 as specified

21.    Approve the 2008 Share Match Program and 2008             Mgmt          For                            For
       Performance Share Program as specified

22.    Authorize the Board of Directors to resolve               Mgmt          For                            For
       on the acquisition and transfer of the Company's
       own ordinary shares on a regulated market

23.    Approve the transfer of acquired own ordinary             Mgmt          For                            For
       shares to participants in the 2008 Share Programs,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 JACCS CO.,LTD.                                                                              Agenda Number:  701622397
--------------------------------------------------------------------------------------------------------------------------
    Security:  J26609107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3388600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 JAFCO CO.,LTD.                                                                              Agenda Number:  701601418
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25832106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3389900006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAPAN AIRPORT TERMINAL CO.,LTD.                                                             Agenda Number:  701622929
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2620N105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3699400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PULP AND PAPER COMPANY LIMITED                                                        Agenda Number:  701631726
--------------------------------------------------------------------------------------------------------------------------
    Security:  J27449107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3694000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN RADIO CO.,LTD.                                                                        Agenda Number:  701626509
--------------------------------------------------------------------------------------------------------------------------
    Security:  J27491109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3751800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN SECURITIES FINANCE CO.,LTD.                                                           Agenda Number:  701610493
--------------------------------------------------------------------------------------------------------------------------
    Security:  J27617109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3714400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 JARDINE LLOYD THOMPSON GROUP PLC, LONDON                                                    Agenda Number:  701519336
--------------------------------------------------------------------------------------------------------------------------
    Security:  G55440104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  GB0005203376
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated accounts of              Mgmt          For                            For
       the Group and the reports of the Directors
       and Auditors for the YE 31 DEC 2007

2.     Approve the final dividend of 12p net per ordinary        Mgmt          For                            For
       share

3.     Re-elect Lord Leach as a Director, who retires            Mgmt          Against                        Against
       in accordance with the Company's Articles of
       Association

4.     Re-elect Mr. D. J. Burke as a Director, who               Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Mr. G.M.T Howe as a Director, who retires        Mgmt          For                            For
       in accordance with the Company's Articles of
       Association

6.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007

7.     Re-appoint PricewaterhouseCoopers LLP, Chartered          Mgmt          For                            For
       Accountants and Registered Auditors, as the
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the shareholders and authorize
       the Directors to determine the remuneration
       of the Auditors

S.8.   Authorize the Company, subject to the passing             Mgmt          For                            For
       of Resolution 11 of the meeting and for the
       purpose of Section 166 of the Companies Act
       1985, to make market purchases [Section 163(3)
       of the Companies Act 1985] of up to 21,254,004
       ordinary shares of 5p each [representing approximately
       10% of the issued share capital of the Company
       as at 19 MAR 2008], at a minimum price of 5p
       and up to 105% of the average middle market
       quotations for ordinary shares as derived from
       the Daily Official List of the London Stock
       Exchange, over the previous 5 business days;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 29 JUL 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

9.     Approve the waiver of the Panel on Takeovers              Mgmt          For                            For
       and Mergers of any obligation which might otherwise
       fall on Jardine Matheson Holdings Limited or
       any of its subsidiaries, collectively or individually,
       to make a general offer pursuant to Rule 9
       of the City Code on Takeovers and Mergers as
       a result of any increase in their aggregate
       % shareholding from approximately 30.35% to
       a maximum of 33.73% following the purchase
       by the Company of up to a maximum of 21,254,004
       Ordinary Shares in the Company in the market
       pursuant to the authority granted by Resolution
       8

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985 [Act],
       to allot relevant securities up to an aggregate
       nominal amount of GBP 1,831,091; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 29 JUL 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors to allot equity securities,       Mgmt          For                            For
       in connection with a rights issue, and otherwise
       than in connection with a right issue up to
       an aggregate nominal amount of GBP 533,445
       disapplying as if [Section 89(1)], of the Act
       such power the Directors may make offers or
       agreements which would or might require securities
       to be allot after the expiry of such period

S.12   Amend the Memorandum of Articles of Association           Mgmt          For                            For
       in accordance with the schedule of changes
       as specified

S.13   Approve the Rules of the Jardine Llyod Thompson           Mgmt          For                            For
       Sharesave Option Plan 2008 [the "plan'] as
       specified and authorize the Directors to make
       such modifications to the plan as they may
       consider necessary to obtain the approval of
       HMRC or to take account of the requirements
       of the financial services authority and best
       practice and to adopt the plan as so modified
       and do all acts and things necessary to operate
       the plan




--------------------------------------------------------------------------------------------------------------------------
 JD WEATHERSPOON PLC                                                                         Agenda Number:  701386989
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5085Y147                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  GB0001638955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors, the Auditors        Mgmt          For                            For
       and the audited accounts of the Company for
       the FYE 29 JUL 2007

2.     Receive and approve the Directors' remuneration           Mgmt          Against                        Against
       report for the YE 29 JUL 2007

3.     Declare a final dividend for the YE 29 JUL 2007           Mgmt          For                            For
       of 8.0 pence per ordinary share of 2.0 pence
       in the capital of the Company

4.     Re-elect Mr. John Hutson as a Director                    Mgmt          For                            For

5.     Re-elect Mrs. Elizabeth McMeikan as a Director            Mgmt          For                            For

6.     Re-elect Mr. John Herring as a Director                   Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to fix their remuneration

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80] up to
       a maximum nominal amount of GBP 940,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company for the FY ending 27 JUL
       2008 or 15 months from the date of the passing
       of this resolution]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Approve that the Company may send or supply               Mgmt          For                            For
       documents or information to Members by making
       them available on a web site or by other electronic
       means and this resolution shall supersede and
       modify any provision of the Company's Articles
       of Association to the extent that it is inconsistent
       with this resolution

S.10   Authorize the Directors, conditionally, on the            Mgmt          For                            For
       passing of Resolution 8 and in place of all
       existing powers and pursuant to Section 95
       of the Act, to allot equity securities [Section
       94(2) of the Act] for cash pursuant to the
       authority conferred by Resolution 8, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with or pursuant to an issue or
       offer by way of rights, open offer or otherwise
       [as specified] in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 142,000; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       held to approve the report and accounts of
       the Company for the FY ending 27 JUL 2008 or
       15 months from the date of the passing of this
       resolution]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Act, to make market purchase [Section
       163(3) of the Act] of 21,367,000 ordinary shares
       in the capital of the Company, the price at
       which ordinary shares may be purchased shall
       not less than the nominal value and not exceeding
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days [exclusive of expenses]; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held to approve the report
       and accounts of the Company for the FY ending
       27 JUL 2008 and 30 APR 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 JD WEATHERSPOON PLC                                                                         Agenda Number:  701570106
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5085Y147                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  GB0001638955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the payment of the final dividend of              Mgmt          For                            For
       GBP 11,255,000 paid by the Company on 23 NOV
       2007 [(the Dividend], and the entry in the
       interim accounts of the Company for the 26
       weeks to 27 JAN 2008 whereby distributable
       profits of !he Company were appropriated to
       the payment of the Dividend, be and they are
       hereby ratified and confirmed; any and all
       claims which the Company may have in respect
       of the payment of the Dividend against its
       shareholders who appeared on the register of
       shareholders on the record date for the Dividend
       be released and a deed of release in favour
       of such shareholders be entered into by the
       Company in the form of the deed produced to
       this meeting and signed by the Chairman for
       the purposes of identification and thereafter
       be delivered to the Secretary of the Company
       for retention by him on behalf of the said
       shareholders; any distribution involved in
       the giving of such release in relation to the
       Dividend be made out of the profits appropriated
       to the Dividend as aforesaid by reference to
       a record date identical to the record date
       for the dividend; and any and all claims which
       the Company may have against its Directors
       [both past and present] arising out of the
       payment of the dividend or the invalid purchases
       by the Company of its own shares earned out
       in MAR 2008, whether arising under Section
       174 of the Companies Act 2006 or otherwise,
       be released and that a deed of release in favour
       of the Company's Director be entered into by
       the Company in the form of the deed produced
       to this meeting and signed by the Chairman
       for the purposes of identification and thereafter
       be delivered to the Secretary of the Company
       for retention by him on behalf of the said
       Directors




--------------------------------------------------------------------------------------------------------------------------
 JELMOLI HOLDING AG, ZUERICH                                                                 Agenda Number:  701407086
--------------------------------------------------------------------------------------------------------------------------
    Security:  H43734138                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-Dec-2007
        ISIN:  CH0000668464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

1.     Receive the status report of the Board of Directors       Non-Voting

2.     PLEASE NOTE THAT THIS AGENDA ITEM IS REQUESTED            Shr           Against                        For
       BY FORTELUS: Approve the special audit [Sonderpruefung]

3.     PLEASE NOTE THAT THIS AGENDA ITEM IS REQUESTED            Shr           Against                        For
       BY FORTELUS AND FRANKLIN: Approve the split
       of bearer shares in a ratio of 1:5 and amend
       the Articles of Association

4.A.1  Elect Mr. Christopher M. Chambers as a Member             Mgmt          For                            For
       to the Board of Directors

4.A.2  Elect Dr. Markus Dennler as a Member to the               Mgmt          For                            For
       Board of Directors

4.A.3  Elect Mr. Barthelemy Helg as a Member to the              Mgmt          For                            For
       Board of Directors

4.B    PLEASE NOTE THAT THIS AGENDA ITEM IS REQUESTED            Shr           For                            Against
       BY FORTELUS AND FRANKLIN: Elect a representative
       or representatives of the class of bearer shares
       to the Board of Directors

4.C    PLEASE NOTE THAT THIS AGENDA ITEM IS REQUESTED            Shr           Against                        For
       BY FORTELUS AND FRANKLIN: Elect 3 new Members
       of the Board of Directors, independent of the
       majority shareholder Pelham Investment SA

5.A    Authorize the Board of Directors to carry out             Mgmt          For                            For
       a share buyback program

5.B    PLEASE NOTE THAT THIS AGENDA ITEM IS REQUESTED            Shr           Against                        For
       BY FORTELUS AND FRANKLIN: Approve the obligation
       of the Board of Directors to carry out a share
       buyback program




--------------------------------------------------------------------------------------------------------------------------
 JENOPTIK AG, JENA                                                                           Agenda Number:  701556194
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3721X105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  DE0006229107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 15 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements, the             Non-Voting
       consolidated financial statements approved
       bye the Supervisory Board, of the combined
       group Management report of JENOPTIK AG, the
       report of the Supervisory Board, and the report
       pursuant to Sections 289(4) and 315(4) HGB
       of the German Commercial Code for FY 2007

2.     Ratification of the acts of the Executive Board           Mgmt          For                            For
       during the FY 2007

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board during the FY 2007

4.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin

5.     Authorization to acquire and sell own shares:             Mgmt          For                            For
       the Board of Managing Directors shall be authorized
       to acquire shares of the Company of up to 10%
       of its share capital, at prices not deviating
       more than 10% from the market price of the
       shares, on or before 30 NOV 2008; the Board
       of Managing Directors shall be authorized to
       retire the shares, to use the shares within
       the scope of Stock Option Plans, for acquisition
       purposes, and to satisfy conversion or option
       rights, and to dispose of the shares in a manner
       other than the Stock Exchange or a rights offering
       if they are sold at a price not materially
       below their market price

6.1    Elections to the Supervisory Board: Mr. Rudolf            Mgmt          Against                        Against
       Humer

6.2    Elections to the Supervisory Board: Mr. Christian         Mgmt          Against                        Against
       Humer

6.3    Elections to the Supervisory Board: Dr. Lothar            Mgmt          For                            For
       Meyer

6.4    Elections to the Supervisory Board: Mr. Heinrich          Mgmt          For                            For
       Reimitz

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 JERONIMO MARTINS SGPS SA, LISBOA                                                            Agenda Number:  701460040
--------------------------------------------------------------------------------------------------------------------------
    Security:  X40338109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  PTJMT0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual report and accounts of the             Mgmt          For                            For
       Company for the Year 2007

2.     Approve the proposal for the appropriation of             Mgmt          For                            For
       profits

3.     Approve the consolidated annual report and accounts       Mgmt          For                            For
       of the Year 2007

4.     Approve the Management Board and Supervisory              Mgmt          For                            For
       Board performance

5.     Approve to assess the statement on the remuneration       Mgmt          For                            For
       policy of the Management and audit bodies of
       the Company prepared by the remuneration Committee




--------------------------------------------------------------------------------------------------------------------------
 JGC CORPORATION                                                                             Agenda Number:  701623729
--------------------------------------------------------------------------------------------------------------------------
    Security:  J26945105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3667600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

3      Amend Articles to: Reduce Auditors Board Size,            Mgmt          For                            For
       Reduce Term of Office of       Directors to
       One Year

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.5    Appoint a Corporate Auditor                               Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 JOHN MENZIES PLC                                                                            Agenda Number:  701531445
--------------------------------------------------------------------------------------------------------------------------
    Security:  G59892110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  GB0005790059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 29 DEC 2007 and the report of the Auditors

2.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

3.     Re-elect Mr. William Thomson as a Director                Mgmt          For                            For

4.     Re-elect Mr. Paul Dollman as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Dermot Jenkinson as a Director               Mgmt          For                            For

6.     Re-elect Mr. Ian Harrison as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Lain Robertson as a Director                 Mgmt          For                            For

8.     Approve the report on the Directors' remuneration         Mgmt          For                            For
       for the YE 29 DEC 2007

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

10.    Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

11.    Amend the rules of the John Menzies PLC Savings           Mgmt          For                            For
       Related Share Option Scheme

12.    Amend the Articles of Association                         Mgmt          For                            For

13.    Authorize the Company to allot ordinary shares            Mgmt          For                            For

14.    Approve to display pre-emption rights                     Mgmt          For                            For

15.    Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares

16.    Authorize the Company to purchase its own 9               Mgmt          For                            For
       % cumulative preference shares




--------------------------------------------------------------------------------------------------------------------------
 JOHN WOOD GROUP PLC, ABERDEEN                                                               Agenda Number:  701511607
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9745T100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  GB0031575839
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007 together
       with the Directors' report and the Auditors'
       report thereon and the auditable part of the
       Directors' remuneration report

2.     Declare and authorize the payment of a final              Mgmt          For                            For
       dividend of 5 US cents per share in respect
       of the YE 31 DEC 2007, payable on 26 MAY 2008
       to shareholders on the register of the Members
       at the close of business on 25 MAR 2008

3.     Approve the Directors' remuneration report prepared       Mgmt          For                            For
       by the Remuneration Committee and approve the
       Board for the YE 31 DEC 2007

4.     Re-elect Sir Ian C. Wood as a Director, who               Mgmt          For                            For
       retires by rotation, pursuant to the Article
       39 of the Company's Articles of Association

5.     Re-elect Mr. Allister G. Langlands as a Director,         Mgmt          For                            For
       who retires by rotation, pursuant to the Article
       39 of the Company's Articles of Association

6.     Re-elect Mr. John C. Morgan as a Director, who            Mgmt          For                            For
       retires by rotation, pursuant to the Article
       39 of the Company's Articles of Association

7.     Re-elect Mr. Neil H. Smith as a Director, who             Mgmt          For                            For
       retires by rotation, pursuant to the Article
       39 of the Company's Articles of Association

8.     Elect Mr. James B. Renfroe Jnr as a Director,             Mgmt          For                            For
       in accordance with the Article 40 of the Company's
       Articles of Association, holds office until
       the AGM

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM of the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

11.    Authorize the Directors, pursuant to the Section          Mgmt          For                            For
       80 of the Companies Act 1985[Act], to allot
       relevant securities, up to an aggregate nominal
       amount of GBP 5,842,040; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2009 or 15 months]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Approve and adopt the Articles of Association             Mgmt          Abstain                        Against
       as specified in substitution for, and to the
       exclusion of, the existing Articles of Association

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 above and in substitution
       for all existing authorities, pursuant to Section
       95 of the Act, to allot equity securities [Section
       94 of the Act] for cash pursuant to the authority
       conferred by Resolution 11 above, Section 89(1)
       of the Act, provided that this power shall
       be limited to the allotment of equity securities
       a) in connection with or the subject of an
       offer or invitation, open for acceptance for
       a period fixed by the Directors to holders
       of ordinary shares [excluding any shareholder
       holding shares as treasury shares] and such
       other equity securities of the Company as the
       Directors may determine on the register on
       a fixed record date in proportion [as nearly
       as may be practicable] to their respective
       holdings of such securities or in accordance
       with the rights attached thereto [but subject
       to such exclusion or other arrangements as
       the Directors may deem necessary or expedient
       to deal with fractional entitlements that would
       otherwise arise or any legal or practical problems
       under the Laws of, or the requirements of any
       recognized regulatory body or any Stock Exchange
       in, any territory]; and b) up to an aggregate
       nominal amount of GBP 876,393; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2009 or 15 months]; and, authorize
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry; and this power applies in relation
       to a sale of shares which is an allotment if
       equity securities by virtue of Section 94(3A)
       of the Act as if in the 1 paragraph of this
       resolution the word 'subject to the passing
       of Resolution 11 above' and 'pursuant to the
       authority conferred by resolution 11 above'
       were omitted

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Act to make market purchases [Section
       163(3) of the Act] of ordinary shares of 3
       1/3 pence each in the capital of the Company
       ['ordinary shares'] provide that : a) the maximum
       number of ordinary shares to be purchased is
       52,583,672; b) the minimum price which may
       be paid for an ordinary share is 3 1/3 pence
       per share [exclusive of expenses]; c)the maximum
       price [exclusive of expenses] which may be
       paid for an ordinary share shall be the higher
       of i)an amount equal to 105% of the average
       of the middle market quotations for an ordinary
       share as derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       immediately preceding the day on which the
       ordinary share is purchased; and ii)the higher
       of the price of the last independent trade
       and the highest current independent bid on
       London Stock Exchange Official List at the
       time the purchase is carried out; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 15 months];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 JOHNSTON PRESS PLC, EDINBURGH                                                               Agenda Number:  701498188
--------------------------------------------------------------------------------------------------------------------------
    Security:  G51688102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  GB0004769682
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the accounts for the YE 31 DEC 2007 and             Mgmt          For                            For
       the reports of the Directors and Auditors thereon

2.     Adopt the Directors' remuneration report for              Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare the dividend                                      Mgmt          For                            For

4.A    Re-elect Mr. R. G. Parry as a Director of the             Mgmt          For                            For
       Company

4.B    Re-elect Mr. F.P.M. Johnston as a Director of             Mgmt          For                            For
       the Company

4.C    Re-elect Mr. P.E.B. Cawdron as a Director of              Mgmt          For                            For
       the Company

4.D    Re-elect Mr. T.J. Bowdler as a Director of the            Mgmt          For                            For
       Company

4.E    Re-elect Mr. D. Cammiade as a Director of the             Mgmt          For                            For
       Comapny

5.A    Re-appoint Deloitte & Touche LLP as auditors              Mgmt          Against                        Against
       of the Company

5.B    Authorize the Directors to fix the Auditors'              Mgmt          Against                        Against
       remuneration

6.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.7    Approve to disapply pre-emption rights                    Mgmt          For                            For

S.8    Authorize to purchase own shares                          Mgmt          For                            For

S.9    Amend to alter the Articles of Association                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JOHNSTON PRESS PLC, EDINBURGH                                                               Agenda Number:  701590300
--------------------------------------------------------------------------------------------------------------------------
    Security:  G51688102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GB0004769682
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company

S.2    Authorize the Directors, in relation to the               Mgmt          Abstain                        Against
       subscription of shares by Usaha Tega, to allot
       relevant securities and empower them to allot
       equity securities regarding Section 80 and
       95

S.3    Authorize the Directors, in relation to the               Mgmt          Abstain                        Against
       rights issue to, allot relevant securities
       and empower them to allot equity securities
       regarding Section 80 and 95 of Companies Act




--------------------------------------------------------------------------------------------------------------------------
 JOINT CORPORATION                                                                           Agenda Number:  701621799
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28384105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3392950006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Approve Anti-Takeover Mechanism                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JOSHIN DENKI CO.,LTD.                                                                       Agenda Number:  701626270
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28499127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3393000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JP MORGAN JAPANESE INVESTMENT TRUST, LONDON                                                 Agenda Number:  701425729
--------------------------------------------------------------------------------------------------------------------------
    Security:  G35728107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Dec-2007
        ISIN:  GB0001740025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report & Accounts and              Mgmt          For                            For
       the Auditors' report for the YE 30 SEP 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 SEP 2007

3.     Approve a final dividend of 2.80p per share               Mgmt          For                            For

4.     Re-elect Mr. Andrew Fleming as a Director of              Mgmt          For                            For
       the Company

5.     Re-elect  Mr. Keith Percy as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Jeremy Paulson-Ellis as a Director           Mgmt          For                            For
       of the Company

7.     Re-appoint Begbies Chettle Agar as the Auditors           Mgmt          For                            For
       to the Company and authorize the Directors
       to determine their remuneration

S.8    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to 26,487,919 ordinary shares [14.99%
       of the issued share capital] of 25p each in
       the capital of the Company, at a minimum price
       of 25p and maximum price which may be paid
       for a share in an amount equal to highest of
       105%, of the average of the middle market quotations
       for a share taken from and calculated by reference
       to the London Stock Exchange Daily Official
       List for the 5 business days immediately preceding
       the day on which the share is purchased, or
       the price of the last independent trade; or
       the highest current independent bid; any purchase
       of ordinary shares will be made in the market
       for cash at prices below the prevailing net
       asset value for ordinary shares [as determined
       by the Directors] at the date following not
       more than 7 days before the date of purchase;
       [Authority expires on 19 JUN 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 JUKI CORPORATION                                                                            Agenda Number:  701627688
--------------------------------------------------------------------------------------------------------------------------
    Security:  J87086112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3390400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JUNGHEINRICH AG, HAMBURG                                                                    Agenda Number:  701582101
--------------------------------------------------------------------------------------------------------------------------
    Security:  D37552102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2008
        ISIN:  DE0006219934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 20 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 20,913,000 as follows: payment
       of a dividend of EUR 0.52 per ordinary share
       payment of a dividend of EUR 0.58 per preferred
       share EUR 2,273,000 shall be allocated to the
       revenue reserves; ex-dividend and payable date:
       11 JUN 2008

3.     Ratification of the acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board

5.     Appointment of the Auditors for the 2008 FY:              Non-Voting
       Deloitte + Touche GmbH, Hamburg




--------------------------------------------------------------------------------------------------------------------------
 JYSKE BANK A/S, SILKEBORG                                                                   Agenda Number:  701465153
--------------------------------------------------------------------------------------------------------------------------
    Security:  K55633117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  DK0010307958
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT ACCORDING TO THE ARTICLES OF             Non-Voting
       ASSOCIATION NO SHAREHOLDERS CAN CAST MORE THAN
       4000 VOTES. THANK YOU.

1.     Approve the report of the Supervisory Board               Mgmt          Abstain                        Against
       on the Bank's operations during the preceding
       year

2.     Receive the annual report for adoption or other           Mgmt          For                            For
       resolution as well as resolution as to the
       application of profit or cover of loss according
       to the accounts adopted

3.     Authorize the Bank to acquire Jyske Bank shares           Mgmt          For                            For
       until the next AGM, of up to 1/10 of the share
       capital at prices not deviating by more than
       10% from the latest closing bid price listed
       on the OMX Nordic Exchange Copenhagen at the
       time of the acquisition

4.     Approve: a) to reduce the Jyske Bank's nominal            Mgmt          For                            For
       share capital by DKK 20 million, or 2 million
       shares, from DKK 560 million to DKK 540 million,
       the reduction to be used for payment to the
       shareholders, cf. S.44(a)(1) of the Danish
       Companies Act; consequently amend Article 2
       of the Articles of Association to effect the
       Bank's nominal share capital be DKK 540 million;
       b) authorize the Supervisory Board, in consequence
       to the capital reduction, Article 4(2) to be
       amended to the effect, to increase the share
       capital up to DKK 1,540 million; [Authority
       granted by Article 4(2) to expire on 01 MAR
       2013]; c) [Authority granted by Article 4(3)
       to expire on 01 MAR 2013]; d) to change the
       name from Kobenhavns Fondsbors to OMX Den Nordiske
       Bors, Kobenhavn/OMX Den Nordiske Exchange,
       Copenhagen; e) the clarification of the rules
       in Article 10(4) of the Articles of Association
       on the appointment of Members of the Supervisory
       Board as proxies and the possibility of using
       electronic forms for the appointment of proxies

5.     Elect Shareholders' Representatives for the               Mgmt          For                            For
       Northern Division

6.     Appoint the Auditors                                      Mgmt          For                            For

7.     Authorize the Supervisory Board, in connection            Mgmt          For                            For
       with the amendments of the Articles of Association,
       to make such amendments as may be required
       by the Danish Commerce and Companies Agency
       in connection with registration of the Articles
       of Association

8.     Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 JYSKE BANK A/S, SILKEBORG                                                                   Agenda Number:  701494964
--------------------------------------------------------------------------------------------------------------------------
    Security:  K55633117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  DK0010307958
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Approve to reduce the Jyske Bank's nominal share          Mgmt          For                            For
       capital by DKK 20 million, or 2 million shares,
       from DKK 560 million to DKK 540 million, the
       reduction to be used for payment to the shareholders,
       cf. S.44(a)(1) of the Danish Companies Act;
       consequently amend Article 2 of the Articles
       of Association to the effect that in future
       the Bank's nominal share capital be DKK 540
       million

b.     Amend, in consequence of the proposed capital             Mgmt          For                            For
       reduction, Article 4(2) to the effect that
       the Supervisory Board be authorized to increase
       the share capital up to DKK 1,540 million;
       the authority granted by Article 4(2) to expire
       on 01 MAR 2013

c.     Approve that the authority set out in Article             Mgmt          For                            For
       4(3) to expire on 01 MAR 2013

d.     Approve to change the name from Copenhagen Stock          Mgmt          For                            For
       Exchange to OMX Nordic Exchange, Copenhagen,
       in Article 7(2)

e.     Approve to clarify the rules in Article 10(4)             Mgmt          For                            For
       on the appointment of the Members of the Supervisory
       Board as proxies and the possibility of using
       electronic forms for the appointment of the
       proxies




--------------------------------------------------------------------------------------------------------------------------
 K'S HOLDINGS CORPORATION                                                                    Agenda Number:  701630445
--------------------------------------------------------------------------------------------------------------------------
    Security:  J36615102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3277150003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

4      Approve Details of Compensation as Stock Options          Mgmt          Against                        Against
       for Corporate Officers

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 K. WAH INTERNATIONAL HOLDINGS LTD                                                           Agenda Number:  701569355
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5321P116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  BMG5321P1169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.A    Re-elect Mr. Michael Leung Man Kin as a Director          Mgmt          For                            For

3.B    Re-elect Mr. Robert George Nield as a Director            Mgmt          For                            For

3.C    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       for the YE 31 DEC 2007 and for subsequent FY
       until otherwise determined

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.1    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to repurchase or otherwise acquire shares of
       the Company in accordance with the all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited [Listing Rules], during
       the relevant period, not exceeding 10% of the
       aggregate nominal amount of the share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended from time to
       time] to be held]

5.2    Authorize the Directors, subject to the consent           Mgmt          For                            For
       of the Bermuda Monetary Authority, to allot,
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements, warrants and options, during
       and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the issued share capital of the Company;
       plus the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the issued share capital], otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any securities which are convertible
       into shares of the Company; or iii) any Share
       Option Scheme or similar arrangement for the
       time being adopted by the Company in accordance
       with the Listing Rules for the grant or issue
       of shares or rights to acquire shares of the
       Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Bye-laws; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended from time to
       time] to be held]

5.3    Authorize the Directors, as specified in Resolution       Mgmt          For                            For
       5.2 which this resolution forms a part in respect
       of the share capital of the Company referred
       to such resolution as specified




--------------------------------------------------------------------------------------------------------------------------
 KADOKAWA GROUP HOLDINGS,INC.                                                                Agenda Number:  701613285
--------------------------------------------------------------------------------------------------------------------------
    Security:  J2887C107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2008
        ISIN:  JP3214300000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAGA ELECTRONICS CO.,LTD.                                                                   Agenda Number:  701630419
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28922102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3206200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KAGOME CO.,LTD.                                                                             Agenda Number:  701605810
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29051109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3208200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAKEN PHARMACEUTICAL CO.,LTD.                                                               Agenda Number:  701624430
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29266103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3207000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KAMEI CORPORATION                                                                           Agenda Number:  701640117
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29395100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3219400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KAMIGUMI CO.,LTD.                                                                           Agenda Number:  701639912
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29438116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3219000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANAGAWA CHUO KOTSU CO.,LTD.                                                                Agenda Number:  701620949
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29481108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3214600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KANDENKO CO.,LTD.                                                                           Agenda Number:  701625696
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29653102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3230600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANSAI PAINT CO.,LTD.                                                                       Agenda Number:  701634520
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30255129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3229400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KANSAI URBAN BANKING CORPORATION                                                            Agenda Number:  701631788
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30312102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3227600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For

6      Authorize Use of Stock Option Plan                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAS-BANK NV                                                                                 Agenda Number:  701508751
--------------------------------------------------------------------------------------------------------------------------
    Security:  N47927145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0000362648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the report by the Management Board about          Mgmt          For                            For
       the FY 2007

3.     Adopt the financial statements of 2007                    Mgmt          For                            For

4.     Approve to determine the dividend over 2007               Mgmt          For                            For

5.     Grant discharge the Management Board in respect           Mgmt          For                            For
       of its Management duties

6.     Grant discharge the Supervisory Board in respect          Mgmt          For                            For
       of their Supervision

7.a    Approve the notification of the vacancy in the            Mgmt          For                            For
       Supervisory Board and the profile

7.b    Approve the opportunity to give the recommendations       Mgmt          For                            For
       during the general shareholders' meeting about
       the vacancy

7.c    Appoint Mr. Prof. Drs. J.M.G. Frijns as a Member          Mgmt          For                            For
       of the Supervisory Board on the condition that
       during the AGM of shareholders no other person
       was recommended for the vacancy

7.d    Re-appoint Mr. Drs. C. Griffioen R.A. as a Member         Mgmt          For                            For
       of the Supervisory Board on the condition that
       during the AGM of shareholders n other person
       was recommended for the vacancy

7.e    Approve the announcement on the vacancy that              Mgmt          For                            For
       will arise on the Supervisory Board in 2009

8.     Approve the remuneration policy of the Supervisory        Mgmt          For                            For
       Board

9.a    Authorize the Board of Management to issue shares         Mgmt          For                            For

9.b    Authorize the Board of Management to purchase             Mgmt          For                            For
       shares in the Company's own capital

10.    Any other business                                        Non-Voting

11.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KASUMI CO.,LTD.                                                                             Agenda Number:  701580525
--------------------------------------------------------------------------------------------------------------------------
    Security:  J30857106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  JP3211000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KATOKICHI CO.,LTD.                                                                          Agenda Number:  701462967
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31029101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  JP3214200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Extraordinary Shareholders Meeting            Non-Voting
       to be voted on by Common       shareholders
       Related to the Creation of the New Class Shares,
       and the Class   Stockholders Meeting to be
       voted by Common Shareholders

E.1    Amend Articles to: Establish Articles Related             Mgmt          For                            For
       to Class A Shares and Class     Shareholders
       Meetings

E.2    Amend Articles to: Change Common Shares into              Mgmt          For                            For
       Conditional Ones allowing the    Company to
       Purchase the Whole Own Shares by Resolution,
       etc.

E.3    Approve Purchase of the Whole Own Conditional             Mgmt          For                            For
       Shares

E.4    Amend Articles to: Eliminate the Articles Associated      Mgmt          For                            For
       to Record Date for       Shareholders Meetings
       Due to Becoming JT's Wholly-Owned Subsidiary

E.5.1  Appoint a Director                                        Mgmt          Against                        Against

E.5.2  Appoint a Director                                        Mgmt          Against                        Against

C.1    Amend Articles to: Change Common Shares into              Mgmt          For                            For
       Conditional Ones allowing the    Company to
       Purchase the Whole Own Shares by Resolution,
       Change Class A shares into Common Shares, etc.




--------------------------------------------------------------------------------------------------------------------------
 KAUFMAN ET BROAD SA, NEUILLY SUR SEINE                                                      Agenda Number:  701395774
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5375H102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  FR0004007813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the Board of Directors' report, approve           Mgmt          For                            For
       to proceed with an extraordinary distribution
       of EUR 1.61 per share for a global amount of
       EUR 35,866,250.14, withheld from the regulated
       reserves which would be reduced from EUR 1,112,280.14
       to EUR 0.00 and issuance premium account, which
       will be reduced from EUR 35,729,099.58 to EUR
       975,128.58; this dividend will be paid on 10
       JAN 2008

O.2    Ratify the appointment of Ms. Sophie Lombard              Mgmt          For                            For
       as a Director, to replace Ms. Ray Irani as
       a Director, for the remainder of Ms. Ray Irani's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE on 30 NOV 2008

O.3    Ratify the appointment of Mr. Frederic Stevenin           Mgmt          For                            For
       as a Director, to replace Mr. Luis Nogales
       as a Director, for the remainder of Mr. Luis
       Nogale's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE on 30 NOV 2008

O.4    Ratify the appointment of Mr. Dominique Megret            Mgmt          For                            For
       as a Director, to replace Mr. Jeffrey Mezger
       as a Director, for the remainder of Mr. Jeffrey
       Mezger's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE on 30 NOV 2009

O.5    Ratify the appointment of Mr. Bertrand Meunier            Mgmt          For                            For
       as a Director, to replace Mr. Ronald Burkle
       as a Director, for the remainder of Mr. Ronald
       Burkle's term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE on 30 NOV 2008

O.6    Appoint Mr. Andras Boros as a Director for a              Mgmt          For                            For
       3-year period

E.7    Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favor of the employees or
       the Corporate Officers of the Company and the
       related Companies; they may not represent more
       than 92,000 shares of capital; [Authority expires
       at the end of 38 month period]; and to take
       all the necessary measures and accomplish all
       necessary formalities; approve to cancel the
       shareholders' preferential subscription rights
       in favor of beneficiary of free shares; and
       authorize the Board of Directors to increase
       the share capital, in one or more occasions
       and at its sole discretion, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the By-laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods

E.8    Authorize the Board of Directors to proceed,              Mgmt          Against                        Against
       in one or more issues, with the issuance of
       a maximum number of 835,000 bond giving the
       right to subscribe shares; and to increase
       the capital by a maximum nominal value of EUR
       217,100.00, by the issuance of 835,000 shares
       or EUR 70.00 nominal value each; approve to
       waive the preferential subscription rights
       of the shareholders to the bond giving the
       right to subscribe shares to the profit of
       any person corresponding to the specification
       given by the shareholder's meeting; this authorization
       supercedes the fraction of unused of the authority
       granted by the shareholder's meeting of 19
       APR 2006 in its Resolution 14 following the
       reading of the Board of Director's report and
       approve to renew the delegation previously
       given in Resolution 13 adopted by the shareholders'
       meeting of 19 APR 2006; and authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.9    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and the Corporate Officers of the Company who
       are the Members of a Company Savings Plan,
       for a nominal amount not exceeding 1% of the
       share capital; approve to cancel the shareholders'
       preferential subscription rights in favor of
       employees and the Corporate Officers of the
       Company who are the Members of a Company Savings
       Plan; and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.10   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 KAUFMAN ET BROAD SA, NEUILLY SUR SEINE                                                      Agenda Number:  701480434
--------------------------------------------------------------------------------------------------------------------------
    Security:  F5375H102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  FR0004007813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and statutory            Mgmt          Abstain                        Against
       reports

O.2    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 6.60 per share

O.3    Approve the consolidated financial statements             Mgmt          Abstain                        Against
       and statutory reports

O.4    Approve the Special Auditors report regarding             Mgmt          Abstain                        Against
       related-party transactions

O.5    Approve the remuneration of the Directors in              Mgmt          For                            For
       aggregate amount of EUR 260,000

O.6    Grant authority to repurchase of up to 10% issued         Mgmt          Against                        Against
       share capital

E.7    Approve to change the Company name to Kaufman             Mgmt          For                            For
       Broad S.A.

E.8    Amend Article 18 of Association regarding record          Mgmt          For                            For
       date

E.9    Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.10   Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of EUR 1.2 million

E.11   Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities without preemptive rights up to
       aggregate nominal amount of EUR 1.2 million

E.12   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to shareholder vote above

E.13   Authorize the Board to increase of 144,914 warrants       Mgmt          Against                        Against
       without preemptive rights reserved to employees
       and the Management

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Grant authority to increase the capital of up             Mgmt          For                            For
       to EUR 1.2 million for future exchange offers

E.16   Grant authority to increase the capital of up             Mgmt          For                            For
       to 10% of issued capital for future acquisitions

E.17   Grant authority to capitalize reserves of up              Mgmt          For                            For
       to EUR 15 million for bonus issue or increase
       in par value

E.18   Approve to set the global limit for capital               Mgmt          For                            For
       increase to result from all issuance requests
       at EUR 1.2 million

O.19   Grant authority to file the required documents/other      Mgmt          For                            For
       formalities

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 KAYABA INDUSTRY CO.,LTD.                                                                    Agenda Number:  701630192
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31803109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3220200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KEIHAN ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  701622703
--------------------------------------------------------------------------------------------------------------------------
    Security:  J31975121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3279400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KEIHIN CORPORATION                                                                          Agenda Number:  701618297
--------------------------------------------------------------------------------------------------------------------------
    Security:  J32083107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3277230003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KEISEI ELECTRIC RAILWAY CO.,LTD.                                                            Agenda Number:  701613499
--------------------------------------------------------------------------------------------------------------------------
    Security:  J32233108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3278600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 KEIYO CO.,LTD.                                                                              Agenda Number:  701576754
--------------------------------------------------------------------------------------------------------------------------
    Security:  J32319113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3277400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Reduce Board Size to 15                Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year

3      Amend Articles to: Allow Board to Authorize               Mgmt          Against                        Against
       Use of Share Purchase Warrants,   Require Shareholders'
       Approval to Adopt Anti-Takeover Defense Measures

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

5      Approve Appropriation of Profits                          Mgmt          For                            For

6.1    Appoint a Director                                        Mgmt          For                            For

6.2    Appoint a Director                                        Mgmt          For                            For

6.3    Appoint a Director                                        Mgmt          For                            For

6.4    Appoint a Director                                        Mgmt          For                            For

6.5    Appoint a Director                                        Mgmt          For                            For

6.6    Appoint a Director                                        Mgmt          For                            For

6.7    Appoint a Director                                        Mgmt          For                            For

6.8    Appoint a Director                                        Mgmt          For                            For

6.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KELLER GROUP PLC                                                                            Agenda Number:  701529224
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5222K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0004866223
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          For                            For
       statement of accounts for the YE 31 DEC 2007
       together with independent auditors report thereon

2.     Declare a final dividend of 12.0p per ordinary            Mgmt          For                            For
       share, such dividend to be paid on 30 MAY 2008
       to Members on the register at the close of
       business on 02 MAY 2008

3.     Approve the Directors remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2007

4.     Re-elect Mr. J R Atkinson as a Director who               Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. E G F Brown as a Director who retires        Mgmt          For                            For
       by rotation

6.     Re-elect Mr. R T Scholes as a Director who retires        Mgmt          For                            For
       by rotation

7.     Re-elect Dr. J M West as a Director who retires           Mgmt          For                            For
       by rotation

8.     Re-appoint KPMG Audit Plc as the Auditors to              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

9.     Approve that the Company may send or supply               Mgmt          For                            For
       any documents or information to members by
       making them available on a website for the
       purposes of paragraph 10(2) of schedule 5 to
       the companies Act 2006

10.    Approve that the Company may use electronic               Mgmt          For                            For
       means [within the meaning of the disclosure
       rules and transparency rules sourcebook published
       by the financial services authority] to convey
       information to members

11.    Ratify the payment by the Company of Directors            Mgmt          For                            For
       fees in the sum of GBP 318,000 for 2007 in
       excess of the limit contained in Article 92
       of the Company's current Articles of Association

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities [Section 80(2)] up
       to an aggregate nominal amount of GBP 2,210,141;
       [Authority expires at the conclusion of the
       AGM of the Company next year]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 12 and pursuant to Section 95(1)
       of the Act, to allot equity securities [Section
       94(2)] pursuant to the authority conferred
       by Resolution 12, dis-applying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       331,521; [Authority expires at the conclusion
       of the AGM of the Company next year]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.14   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Act, to make market purchases [Section
       163] of up to 6,630,423 of its own ordinary
       shares [10% of the issued ordinary share capital]
       of 10p each in the capital of the Company,
       at a minimum price of 10p and not more than
       5% above the average market value for such
       shares derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       preceding the date of purchase; [Authority
       expires at the conclusion of the next AGM of
       the Company]; the Company, before the expiry,
       may make a contract to purchase of its own
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Adopt the draft regulations produced to the               Mgmt          Against                        Against
       meeting as the Articles of Association of the
       Company to the exclusion of and in substitution
       for the existing Articles of Association of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 KEMIRA GROWHOW OYJ                                                                          Agenda Number:  701380747
--------------------------------------------------------------------------------------------------------------------------
    Security:  X4448F102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Oct-2007
        ISIN:  FI0009012843
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Amend the Articles of Association                         Mgmt          No vote

2.     Approve the resignation of the Board of Directors         Mgmt          No vote

3.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors from liability

4.     Elect the Board                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 KENWOOD CORPORATION                                                                         Agenda Number:  701608006
--------------------------------------------------------------------------------------------------------------------------
    Security:  J32405128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3281800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Stock-transfer                                    Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD                                                                             Agenda Number:  701511140
--------------------------------------------------------------------------------------------------------------------------
    Security:  V87778102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts for            Mgmt          For                            For
       the YE 31 DEC 2007

2.     Declare the final dividend and special dividend           Mgmt          For                            For
       as recommended by the Directors for the YE
       31 DEC 2007

3.     Re-elect Mr. Lim Chee Onn as a Director who               Mgmt          For                            For
       retires in accordance with the Articles of
       Association of the Company

4.     Re-elect Mr. Lim Ho Kee as a Director who retires         Mgmt          For                            For
       in accordance with the Articles of Association
       of the Company

5.     Re-elect Professor Tsui Kai Chong as a Director           Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

6.     Re-elect Mr. Tan Yam Pin as a Director who retires        Mgmt          For                            For
       in accordance with the Articles of Association
       of the Company

7.     Re-elect Mr. Heng Chiang Meng as a Director               Mgmt          For                            For
       who retires in accordance with the Articles
       of Association of the Company

8.     Approve the Directors' fees of SGD 679,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint Messrs. Ernst & Young as the Auditors,         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association:
       a) i) issue shares in the capital of the Company
       [Shares] whether by way of right, bonus or
       otherwise, and including any capitalization
       pursuant to Article 136 of the Company's Articles
       of Association of any sum for the time being
       standing to the credit of any of the Company's
       reserve accounts or any sum standing to the
       credit of the profit and loss account or otherwise
       available for distribution; and/or ii) make
       or grant offers, agreements or options that
       might or would require Shares to be issued
       [including but not limited to the creation
       and issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares] [collectively Instruments], at
       any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) [notwithstanding that the
       authority so conferred by this Resolution may
       have ceased to be in force] issue shares in
       pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant thereto
       and any adjustments effected under any relevant
       Instrument] does not exceed 50% of the issued
       shares in the capital of the Company [as calculated
       in accordance with sub-point (ii) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution and any adjustments
       effected under any relevant Instrument] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-paragraph (ii) below]; ii) for the
       purpose of determining the aggregate number
       of shares that may be issued under subpoint
       (i) above, the percentage of issued shares
       shall be calculated based on the number of
       issued shares in the capital of the Company
       as at the date of the passing of this resolution
       after adjusting for: aa) new shares arising
       from the conversion or exercise of convertible
       securities; bb) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting as at the date of the passing
       of this resolution approving the mandate, provided
       the options or awards were granted in compliance
       with the rules and regulations of the Singapore
       Exchange Securities Trading Limited [the SGX-ST];
       and cc) any subsequent consolidation or sub-division
       of shares; c) in exercising the power to make
       or grant Instruments [including the making
       of any adjustments under the relevant Instrument],
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires earlier at the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

11.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary shares
       fully paid in the capital of the Company not
       exceeding in aggregate the Maximum Limit [as
       specified; 'Maximum Limit' means that number
       of issued Shares representing 10% of the total
       number of shares of the Company as at the date
       of the last AGM of the Company or at the date
       of the passing of this ordinary resolution,
       whichever is higher], at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price [as
       specified; in relation to a share to be purchased
       or acquired, means the purchase price [excluding
       brokerage, stamp duties, commission, applicable
       goods and services tax and other related expenses]
       which shall not exceed: a) in the case of a
       Market Purchase, 105% of the Average Closing
       Price; and b) in the case of an off-market
       purchase pursuant to an equal access scheme,
       120% of the Average Closing Price], whether
       by way of: a) market purchase(s) [each a Market
       Purchase] on the SGX-ST; and/or b) off-market
       purchase(s) [each an Off-Market Purchase] in
       accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act; and otherwise in accordance
       with all other laws and regulations, including
       but not limited to, the provisions of the Companies
       Act and Listing Rules of the SGX-ST as may
       for the time being be applicable, [Authority
       expires earlier of the date on which the next
       AGM of the Company is held or required by law
       to be held; or the date on which the purchases
       or acquisitions of shares by the Company pursuant
       to the Share Purchase Mandate are carried out
       to the full extent mandated]; [Authority expires
       earlier at the last AGM of the Company was
       held and expiring on the date the next AGM
       of the Company is held or is required Bylaw
       to be held] and; authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider necessary, expedient,
       incidental or in the interests of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

12.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual of the SGX-ST, for the Company,
       its subsidiaries and target associated companies
       or any of them to enter into any of the transactions
       falling within the types of Interested Person
       Transactions, particulars of which are as specified,
       provided that such transactions are made on
       normal commercial terms and will not be prejudicial
       to the interests of the Company and its minority
       shareholders and in accordance with the review
       procedures as specified [the IPT Mandate];
       [Authority expires at the date that the next
       AGM of the Company is held or is required by
       law to be held]; authorize the Audit Committee
       of the Company to take such action as it deems
       proper in respect of such procedures and/or
       to modify or implement such procedures as may
       be necessary to take into consideration any
       amendment to Chapter 9 of the Listing Manual
       which may be prescribed by the SGX-ST from
       time to time; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interest of the Company
       to give effect to this resolution

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KERRY GROUP PLC                                                                             Agenda Number:  701545052
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52416107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  IE0004906560
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the reports and the accounts                      Mgmt          For                            For

2.     Declare a dividend                                        Mgmt          For                            For

3.a.1  Re-elect Mr. Denis Buckley [in accordance with            Mgmt          For                            For
       Combined Code]

3.a.2  Re-elect Mr. Michael Dowling [in accordance               Mgmt          For                            For
       with Combined Code]

3.a.3  Re-elect Mr. Eugene McSweeney [in accordance              Mgmt          For                            For
       with Combined Code]

3.b.1  Re-elect Mr. Patrick A Barrett [in accordance             Mgmt          For                            For
       with Article 97]

3.b.2  Re-elect Mr. Denis Carroll [in accordance with            Mgmt          For                            For
       Article 97]

3.b.3  Re-elect Mr. Stan Mccarthy [in accordance with            Mgmt          For                            For
       Article 97]

3.b.4  Re-elect Mr. Donal O' Donoghue [in accordance             Mgmt          For                            For
       with Article 97]

3.b.5  Re-elect Mr. Denis Wallis [in accordance with             Mgmt          For                            For
       Article 97]

4.     Approve the Directors fees                                Mgmt          For                            For

5.     Approve the remuneration of the Auditors                  Mgmt          For                            For

6.     Approve the authority under Section 20                    Mgmt          For                            For

S.7    Approve the disapplication of Section 23                  Mgmt          For                            For

S.8    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares




--------------------------------------------------------------------------------------------------------------------------
 KIER GROUP PLC                                                                              Agenda Number:  701385862
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52549105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Nov-2007
        ISIN:  GB0004915632
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and audited accounts        Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Elect Mr. C. V. Geoghegan as a Director                   Mgmt          For                            For

5.     Re-elect Mr. I. M. Lawson as a Director                   Mgmt          Against                        Against

6.     Re-elect Miss. D. E. Mattar as a Director                 Mgmt          Against                        Against

7.     Re-elect Mr. M. P. Sheffield as a Director                Mgmt          Against                        Against

8.     Re-elect Mr. R. W. Side as a Director                     Mgmt          Against                        Against

9.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Directors to determine their
       remuneration

10.    Authorize the Directors to allot unissued share           Mgmt          For                            For
       capital

S.11   Approve to disapply statutory pre-emption rights          Mgmt          For                            For
       on allotment of shares




--------------------------------------------------------------------------------------------------------------------------
 KIKKOMAN CORPORATION                                                                        Agenda Number:  701615974
--------------------------------------------------------------------------------------------------------------------------
    Security:  J32620106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3240400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Supplementary Auditor                           Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers and Auditors,    and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Corporate
       Officers and Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701514108
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4790S107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Accounts for the            Mgmt          For                            For
       FYE 31 DEC 2007 together with the Directors
       report and the Auditors report thereon

2.     Declare a Final [tax-exempt one-tier] dividend            Mgmt          For                            For
       of 8 cents per ordinary share for the FYE 31
       DEC 2007

3.     Approve the Directors fees of SGD 299,996 [2006:          Mgmt          For                            For
       SGD 218,750] for the FYE 31 DEC 2007

4.     Re-elect Mr. Ronald Anthony Ooi Thean Yat as              Mgmt          Against                        Against
       a Director, who retires under Article 107 of
       the Articles of Association of the Company

5.     Re-elect Mr. Lau Wai Kwok as a Director who               Mgmt          Against                        Against
       retires under Article 107 of the Articles of
       Association of the Company

6.     Re-elect Mr. Ong Seng Gee as a Director who               Mgmt          Against                        Against
       retires under Article 107 of the Articles of
       Association of the Company

7.     Re-appoint Mrs. Gloria Lee Kim Yew as a Director          Mgmt          Against                        Against
       of the Company that pursuant to Section 153[6]
       of the Companies Act, Chapter 50 to hold office
       until the next AGM

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, and the listing rules of the Singapore
       Exchange Securities Trading Limited given to
       the Directors of the Company at any time to
       such persons and upon such terms and for such
       purposes as the Directors may in their absolute
       discretion deem fit to: i) issue shares in
       the capital of the Company whether by way of
       rights, bonus or otherwise; ii) make or grant
       offers, agreements or options that might or
       would require shares to be issued or other
       transferable rights to subscribe for or purchase
       shares [collectively, Instruments] including
       but not limited to the creation and issue of
       warrants, debentures or other instruments convertible
       into shares; iii) issue additional Instruments
       arising from adjustments made to the number
       of Instruments previously issued in the event
       of rights, bonus or capitalization issues;
       and b) [notwithstanding the authority conferred
       by the shareholders may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while the
       authority was in force, to such persons and
       upon such terms and for such purposes as the
       Directors may in their absolute discretion
       deem fit provided always that i) the aggregate
       number of shares to be issued pursuant to this
       resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this resolution] does not exceed 50% of
       the Company's total number of issued shares
       excluding treasury shares, of which the aggregate
       number of shares [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] to be issued other
       than on a pro rata basis to shareholders of
       the Company does not exceed 20% of the total
       number of issued shares excluding treasury
       shares of the Company or such limits and manner
       of calculation as may be prescribed by the
       Singapore Exchange Securities Trading Limited,
       and for the purpose of this resolution, the
       total number of issued shares excluding treasury
       shares shall be the Company's total number
       of issued shares excluding treasury shares
       at the time this resolution is passed, after
       adjusting for a) new shares arising from the
       conversion or exercise of convertible securities,
       or b) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time this resolution is
       passed provided the options or awards were
       granted in compliance with Part VIII of Chapter
       8 of the Listing Manual of the Singapore Exchange
       Securities Trading Limited, and c) any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KIM ENG HOLDINGS LTD                                                                        Agenda Number:  701514158
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4790S107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SG1L07001739
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association of the Company          Mgmt          For                            For
       [as specified]

2.     Authorize the Directors of the Company [on a              Mgmt          For                            For
       poll taken] to make purchases [whether by way
       of market purchases or off-market purchases
       on an equal access scheme] from time to time
       of up to 10% of the total number of ordinary
       shares in the capital of the Company [excluding
       any ordinary shares held as treasury shares]
       as at the date of this Resolution or as at
       the date of the last AGM of the Company [whichever
       is higher] at any price up to but not exceeding
       the Maximum Price [as specified]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company is to be held or is
       required By Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  701413798
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Dec-2007
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Revised Annual Caps [such terms               Mgmt          For                            For
       shall have the meaning as specified] and authorize
       any Directors of the Company to do, approve
       and transact all such acts and things as they
       may in their discretion consider necessary
       or desirable in connection therewith




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  701532411
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report thereon for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Cheung Kwok Wing as an Executive             Mgmt          For                            For
       Director of the Company

3.B    Re-elect Mr. Chang Wing Yiu as an Executive               Mgmt          For                            For
       Director of the Company

3.C    Re-elect Mr. Cheng Wai Chee, Christopher as               Mgmt          For                            For
       a Independent Non-Executive Director of the
       Company

3.D    Re-elect Mr. Tse Kam Hung as a Independent Non-Executive  Mgmt          For                            For
       Director of the Company

3.E    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix its remuneration

5.A    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company [Shares] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       of the issued share capital of the Company
       otherwise than pursuant to: i) a Rights Issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into Shares; iii) the exercise
       of any option scheme or similar arrangement;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the Articles of Association
       of the Company ; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company [Shares] or securities
       convertible into Shares on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other stock exchange on which the securities
       of the Company may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       under the Hong Kong Code on Share Repurchases
       and, subject to and in accordance with all
       applicable laws and regulations during and
       after the relevant period, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       numbered 5.A and 5.B to extend the general
       mandate to the Directors to allot, issue or
       otherwise deal with shares of the Company pursuant
       to Resolution 5.A to add to the aggregate nominal
       amount of the share of the Company repurchased
       pursuant to Resolution 5.B, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  701554277
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52562140                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, subject to and conditional             Mgmt          For                            For
       upon a) the Share Option Scheme [the New EEIC
       Scheme] of Elec & Eltek International Company
       Limited [EIC], the rules of which are contained
       in the document marked "A" and produced to
       this meeting and for the purposes of identification,
       signed by a Director of the Company, by resolution
       of the shareholders of EEIC in its general
       meeting; and b) Singapore Exchange Securities
       Trading Limited [the Singapore Exchange] granting
       its in principle approval for the listing of
       and quotation for shares in EEIC to be issued
       pursuant to the exercise of options to be granted
       under the New EEIC Scheme on the Singapore
       Exchange, the New EEIC Scheme is implemented
       with effect from the date of this meeting or
       the date on which both of the conditions (a)
       and (b) specified in this resolution having
       been fulfilled, whichever is the later; and
       authorize the Directors of EEIC to do all such
       acts and to enter into all such transactions,
       arrangements and agreements as may be necessary
       or expedient to implement and administer the
       new EEIC Scheme




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD LAMINATES HOLDINGS LTD                                                            Agenda Number:  701532384
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5257K107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  KYG5257K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors' and the Independent
       Auditor's for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Cheung Kwok Keung as an Executive            Mgmt          Against                        Against
       Director of the Company

3.B    Re-elect Mr. Cheung Kwok Ping as an Executive             Mgmt          Against                        Against
       Director of the Company

3.C    Re-elect Mr. Lam Ka Po as an Executive Director           Mgmt          Against                        Against
       of the Company

3.D    Re-elect Mr. Lo Ka Leong as a Non-Executive               Mgmt          Against                        Against
       Director of the Company

3.E    Re-elect Mr.Chan Charnwut Bernard as an Independent       Mgmt          For                            For
       Non-Executive Director of the Company

3.F    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to allot, issue or otherwise deal with additional
       shares of the Company ["Shares"] or securities
       convertible into shares and make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       issued share capital of the Company; otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of subscription or conversion
       rights under the terms of any warrants and
       securities; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; and [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable laws or the Articles of Association
       of the Company to be held]

5.B    Authorize the Directors of the Company ["Directors"]      Mgmt          For                            For
       to repurchase shares of the Company ["Shares"]
       or convertible shares into shares, during the
       relevant period, on The Stock Exchange of Hong
       Kong Limited ["Stock Exchange"] or any other
       stock exchange on which the securities of the
       Company have been or may be listed and recognized
       by the Securities and Futures Commission under
       the Hong Kong Code on share repurchases for
       such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles of Association
       of the Company to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5A and 5B, to extend the general mandate granted
       to the Directors to allot, issue or otherwise
       deal with the shares of the Company pursuant
       to Resolution 5A, by an amount representing
       the aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5.2, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 KINGSPAN GROUP PLC                                                                          Agenda Number:  701536990
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52654103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  IE0004927939
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the financial statements                            Mgmt          For                            For

2      Declare the dividends                                     Mgmt          For                            For

3.a    Elect Mr. Louis Eperjesi as a Director                    Mgmt          For                            For

3.b    Elect Mr. Helen Kirkpatrick as a Director                 Mgmt          For                            For

3.c    Re-elect Mr. Russell Shiels as a Director                 Mgmt          For                            For

3.d    Re-elect Mr. Peter Wilson as a Director                   Mgmt          For                            For

3.e    Re-elect Mr. David Byrne as a Director                    Mgmt          For                            For

3.f    Re-elect Mr. Eugene Murtahe as a Director                 Mgmt          For                            For

3.g    Re-elect Mr. Brendan Murtagh as a Director                Mgmt          For                            For

3.h    Re-elect Mr. Eoin Mccarthy as a Director                  Mgmt          For                            For

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

5.     Authorize the Directors to allot securities               Mgmt          For                            For

6.     Approve to disapply the pre-emption rights                Mgmt          For                            For

7.     Approve to purchase the Company shares                    Mgmt          For                            For

8.     Approve the treasury shares                               Mgmt          For                            For

9.     Adopt new Performance Share Plan                          Mgmt          For                            For

10.    Approve to amend the Kingspan Group PLC 2001              Mgmt          For                            For
       second tier Share Option plan

11.    Approve the electronic communication to shareholders      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KINGSWAY FINL SVCS INC                                                                      Agenda Number:  701533970
--------------------------------------------------------------------------------------------------------------------------
    Security:  496904103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA4969041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. David H. Atkins as a Director                   Mgmt          For                            For

1.2    Elect Mr. John L. Beamish as a Director                   Mgmt          For                            For

1.3    Elect Mr. Thomas A. Di Giacomo as a Director              Mgmt          For                            For

1.4    Elect Mr. Walter E. Farnam as a Director                  Mgmt          For                            For

1.5    Elect Mr. Robert T.E. Gillespie as a Director             Mgmt          For                            For

1.6    Elect Mr. W. Shaun Jackson as a Director                  Mgmt          For                            For

1.7    Elect Mr. J. Brian Reeve as a Director                    Mgmt          For                            For

1.8    Elect Mr. John F. [Jack] Sullivan as a Director           Mgmt          For                            For

1.9    Elect Mr. F. Michael Walsh as a Director                  Mgmt          For                            For

2.     Re-appoint KPMG LLP, as the Auditors of the               Mgmt          For                            For
       Corporation for the ensuing year and authorize
       the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORP                                                                           Agenda Number:  701537865
--------------------------------------------------------------------------------------------------------------------------
    Security:  496902404                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. John A. Brough as a Director                    Mgmt          For                            For

1.2    Elect Mr. Tye W. Burt as a Director                       Mgmt          For                            For

1.3    Elect Mr. John K. Carrington as a Director                Mgmt          For                            For

1.4    Elect Mr. Richard S. Hallisey as a Director               Mgmt          For                            For

1.5    Elect Mr. John M. H. Huxley as a Director                 Mgmt          For                            For

1.6    Elect Mr. John A. Keyes as a Director                     Mgmt          For                            For

1.7    Elect Mr. C. Mcleod-Seltzer as a Director                 Mgmt          For                            For

1.8    Elect Mr. George F. Michals as a Director                 Mgmt          For                            For

1.9    Elect Mr. John E. Oliver as a Director                    Mgmt          For                            For

1.10   Elect Mr. Terence C. W. Reid as a Director                Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Company for the ensuring
       year and authorize the Directors to fix their
       remuneration

3.     Amend the Share Incentive Plan of the Company             Mgmt          For                            For
       to increase the number of common shares issuable
       thereunder from 12,833,333 to 22,833,333 and
       amend the amendment provisions of the Plan
       as fully described in the attached management
       information circular

4.     Amend the Restricted Share Incentive Plan of              Mgmt          For                            For
       the Company to increase the number of common
       shares issuable thereunder from 4,000,000 to
       8,000,000, and amend the amendment provisions
       of the Plan as fully described in the accompanying
       management information circular




--------------------------------------------------------------------------------------------------------------------------
 KINTETSU WORLD EXPRESS,INC.                                                                 Agenda Number:  701611130
--------------------------------------------------------------------------------------------------------------------------
    Security:  J33384108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3262900008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KITZ CORPORATION                                                                            Agenda Number:  701633554
--------------------------------------------------------------------------------------------------------------------------
    Security:  J34039115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3240700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KIYO HOLDINGS,INC.                                                                          Agenda Number:  701638338
--------------------------------------------------------------------------------------------------------------------------
    Security:  J34728105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3253550002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KLOECKNER & CO. AG, DUISBURG                                                                Agenda Number:  701582238
--------------------------------------------------------------------------------------------------------------------------
    Security:  D40376101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  DE000KC01000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 37,200,000 as follows: payment
       of a dividend of EUR 0.80 per share Ex-dividend
       and payable date: 23 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Mr. Robert J. Koehler to the Supervisory      Mgmt          Against                        Against
       Board

6.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Hartkopf + Rentrop, Cologne

7.     Approval of a change in the Company's legal               Mgmt          For                            For
       form, and related resolutions the Company shall
       be transformed in to a European Company [Societas
       Europaea, SE] by the name of Kloeckner  + Co.
       SE, with effect from the entry of the change
       in the Commercial register; the shareholders
       shall continue to participate in the Company
       at the same rate and with the same type and
       number of shares; the following Members of
       the Supervisory Board shall be appointed as
       a Members of the Supervisory Board of the Company
       in its new form: [i]   Mr. Dieter H. vogel,
       [ii]  Mr. Michael Rogowski, [iii] Mr. Robert
       J. Koehler, [iv] Mr. Frank H. Lakerveld, [v]
       Mr. Jochen Melchior and [vi] Mr. Hans Georg
       Vater; appointment of the Auditors for the
       first FY of the Company in its new legal form:
       KPMG Hartkopf + Rent rop, Cologne

8.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the company's wholly owned subsidiary Kloeckner
       + Co Verwaltung GmbH

9.     Authorization to acquire own shares the Board             Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the Company of up to 10%
       of its share capital, at prices not deviating
       more than 10% from the market price of the
       shares, on or before 19 DEC 2009; the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the stock exchange or a rights offering if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes and for the fulfillment
       of option or conversion rights, and to retire
       the shares

10.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to issue bearer bonds
       of up to EUR 350,000,000, having a term of
       up to 20 years and conferring a conversion
       or option right for shares of the Company,
       on or before 20 JUN 2013; shareholders shall
       be granted subscription rights, except for
       the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and in order to grant such rights
       to holders of conversion and option rights

11.    Creation of contingent capital, and the Corresponding     Mgmt          For                            For
       amendment to the Article of Association; the
       Company's share capital shall be increased
       by up to EUR 11,625,000  through the issue
       of up to 4,650,000 new registered shares, in
       so far as conversion or option rights granted
       pursuant to item 10 of this agenda are exercised




--------------------------------------------------------------------------------------------------------------------------
 KLOECKNER WERKE AKTIENGESELLSCHAFT                                                          Agenda Number:  701593267
--------------------------------------------------------------------------------------------------------------------------
    Security:  D39233107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  DE0006780000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 05 JUN 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Election to the Supervisory Board Dr. Heinz               Mgmt          For                            For
       Groschke, Dr. Ulrich Schaarschmidt, Mr. Peter-Juergen
       Schneider and Mr. Karl Spank e

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the stock exchange, nor more
       than 10% if they are acquired by way of a repurchase
       offer, on or before 25 DEC 2009; the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the stock exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or as employee shares, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 KME GROUP SPA, FIRENZE                                                                      Agenda Number:  701461371
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6291E137                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  IT0004247273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE MEETING TO BE HELD ON 13             Non-Voting
       MAR 2008 HAS BEEN POSTPONED TO 14 MAR 2008.
       PLEASE ALSO NOTE THE NEW CUTOFF DATE 13 MAR
       2008. IF YOU HAVE ALREADY SENT YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

1.     Approve the reduction of KME Group S.P.A., capital        Mgmt          For                            For
       stock in order to establish a new available
       reserve, with the consequent modification of
       Article 4 capital of the Articles of Association,
       related and consequent deliberations and assignation
       of relative powers




--------------------------------------------------------------------------------------------------------------------------
 KME GROUP SPA, FIRENZE                                                                      Agenda Number:  701511467
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6291E137                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0004247273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors and the Auditors report,
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 KOBAYASHI PHARMACEUTICAL CO.,LTD.                                                           Agenda Number:  701633174
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3430E103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3301100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOEI CO.,LTD.                                                                               Agenda Number:  701626650
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3474L104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3286000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KOENIG & BAUER AG, WUERZBURG                                                                Agenda Number:  701559924
--------------------------------------------------------------------------------------------------------------------------
    Security:  D39860123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  DE0007193500
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 29 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 10,800,000 as follows: payment
       of a dividend of EUR 0.60 per ordinary no-par
       share EUR 995,526 shall be allocated to the
       revenue reserves Ex-dividend and payable date:
       20 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Nuremberg

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       5% from the market price of the shares, on
       or before 18 DEC 2009, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below the market price of identical shares
       and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 KOHNAN SHOJI CO.,LTD.                                                                       Agenda Number:  701585929
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3479K101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3283750002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOITO MANUFACTURING CO.,LTD.                                                                Agenda Number:  701618247
--------------------------------------------------------------------------------------------------------------------------
    Security:  J34899104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3284600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KOJIMA CO.,LTD.                                                                             Agenda Number:  701638908
--------------------------------------------------------------------------------------------------------------------------
    Security:  J34964106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3297380002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KOKUYO CO.,LTD.                                                                             Agenda Number:  701488098
--------------------------------------------------------------------------------------------------------------------------
    Security:  J35544105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3297000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

6      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures, and Allow
       Board to Authorize Use of Share Purchase Warrants
       as Anti-Takeover Defense Measure

7      Approve Amendment to the Anti-Takeover Defense            Mgmt          Against                        Against
       Measures




--------------------------------------------------------------------------------------------------------------------------
 KOMERI CO.,LTD.                                                                             Agenda Number:  701629860
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3590M101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3305600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOMORI CORPORATION                                                                          Agenda Number:  701616267
--------------------------------------------------------------------------------------------------------------------------
    Security:  J35931112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3305800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3      Approve Purchase of Own Shares                            Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 KONECRANES PLC, HYVINKAA                                                                    Agenda Number:  701459275
--------------------------------------------------------------------------------------------------------------------------
    Security:  X4550J108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  FI0009005870
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the action on the profit or loss and              Mgmt          For                            For
       to pay a dividend of EUR 0.80 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.6    Approve to fix the number of the Board Members            Mgmt          For                            For
       at 8

1.7    Re-elect Messrs. Svante Adde, Kim Gran, Stig              Mgmt          For                            For
       Gustavson, Matti Kavetvuo, Malin Persson, Timo
       Poranen and Bjoern Saven as the Director and
       elect Mr. Mikael Silvennoinen as a new Director

1.8    Elect Ernst Young Oy as the Auditors                      Mgmt          For                            For

2.     Authorize the Board to resolve on acquiring               Mgmt          For                            For
       up to 10% of the Company's own shares

3.     Authorize the Board to dispose the Company's              Mgmt          For                            For
       own shares

4.     Authorize the Board to resolve on the share               Mgmt          For                            For
       issue and issue of stock options and other
       special rights entitling to shares

5.     Amend the 1997 Stock Option Program regarding             Mgmt          For                            For
       the beginning date of right to dividends

6.     Amend the 1999 Stock Option Program regarding             Mgmt          For                            For
       the beginning date of right to dividends

7.     Amend the 2001 Stock Option Program regarding             Mgmt          For                            For
       the beginning date of right to dividends




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE BOSKALIS WESTMINSTER NV                                                         Agenda Number:  701567224
--------------------------------------------------------------------------------------------------------------------------
    Security:  N14952266                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  NL0000852580
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     The discussion of the annual report of the Board          Non-Voting
       of Management relating to the Company's affairs
       and management activities in the 2007 FY

3.A    Approve the financial statements for the 2007             Mgmt          For                            For
       FY

3.B    Discussion of the report of the Supervisory               Non-Voting
       Board

4.A    Appropriation of the profit for 2007                      Non-Voting

4.B    Approve to distribute a cash divided of EUR               Mgmt          For                            For
       1.19 per ordinary share [after the deduction
       of divided tax], the ex-dividend dates is 19
       MAY 2008; the divided will be payable as of
       27 MAY 2008

5.     Grant discharge of the Members of the Board               Mgmt          For                            For
       of Management in respect of their management
       activates over the past FY

6.     Grant discharge of the Members of the Supervisory         Mgmt          For                            For
       Board for their supervision of the management
       activities over the past FY

7.     Grant authority to the Board of Management to             Mgmt          For                            For
       acquire shares in the capital of the Company

8.     Any other business                                        Non-Voting

9.     Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE TEN CATE NV                                                                     Agenda Number:  701499611
--------------------------------------------------------------------------------------------------------------------------
    Security:  N5066Q164                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  NL0000375749
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 31 MAR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Call to order                                             Mgmt          For                            For

2.     Announcements                                             Non-Voting

3.     Approve to discuss the annual accounts of 2007            Mgmt          For                            For

4.     Approve the annual accounts of 2007 and allocation        Mgmt          For                            For
       of the profit

5.     Grant discharge to the Members of the Executive           Mgmt          For                            For
       Board and the Supervisory Board

6.     Authorize the Composition Members of the Supervisory      Mgmt          For                            For
       Board

7.     Grant authority to purchase own shares                    Mgmt          For                            For

8.     Approve the jurisdiction delegation to issue              Mgmt          For                            For
       shares and imitate priority rights

9.     Any other business                                        Non-Voting

10.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE VOPAK NV, ROTTERDAM                                                             Agenda Number:  701529969
--------------------------------------------------------------------------------------------------------------------------
    Security:  N5075T100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  NL0000393007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the report of the Executive Board on              Mgmt          Abstain                        Against
       the 2007 FY

3.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

4.     Approve the accountability for the reserves               Mgmt          Abstain                        Against
       and dividend policy

5.     Approve the distribution of dividend for the              Mgmt          For                            For
       2007 FY

6.     Approve the Corporate Governance                          Mgmt          Abstain                        Against

7.     Approve the Endorsement of the Executive Board            Mgmt          For                            For
       members' conduct of the company's affairs for
       the 2007 FY

8.     Approve the Endorsement of the Supervisory Board          Mgmt          For                            For
       members' supervision exercised for the 2007
       FY

9.     Amend the remuneration policy                             Mgmt          For                            For

10.    Re-appoint a Member of the Executive Board                Mgmt          For                            For

11.    Re-appoint the Members of the Supervisory Board           Mgmt          For                            For

12.    Approve the purchasing authorization                      Mgmt          For                            For

13.    Re-appoint of the External Auditor for the 2008           Mgmt          For                            For
       FY

14.    Any other business                                        Non-Voting

15.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE WESSANEN N V NEW                                                                Agenda Number:  701522636
--------------------------------------------------------------------------------------------------------------------------
    Security:  N50783120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  NL0000395317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the report of the Executive Board on              Non-Voting
       the 2007 FY including the implementation of
       the Dutch Corporate Governance Code

3.A    Adopt the Financial Statements for 2007 as prepared       Mgmt          For                            For
       by the Executive Board and approved by the
       Supervisory Board

3.B    Approve to pay out an amount of EUR 44.2 million          Mgmt          For                            For
       charged to the reserves to the holders of shares,
       or an amount of EUR 0.65 per share

3.C    Grant discharge to the Members of the Executive           Mgmt          For                            For
       Board for their management duties in accordance
       with Article 30.2 of the Articles of Association

3.D    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for their supervision of the Management
       duties of the Executive Board

4.     Appoint KPMG Accountants as the External Auditor          Mgmt          For                            For

5.     Approve to reduce the outstanding shares capital          Mgmt          For                            For
       of the Company by the cancellation of 4,229,396
       of own shares held by the Company

6.     Appoint Mr. J. G. A. J. (Jo) Hautvast as a Member         Mgmt          For                            For
       of the Supervisory Board

7.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Supervisory Board as specified

8.A    Re- appoint the Executive Board as the body               Mgmt          For                            For
       authorized to issue shares, as specified

8.B    Re-appoint the Executive Board as the body authorized     Mgmt          For                            For
       to restrict or exclude the pre-emptive right,
       as specified

9.     Authorize the Company to acquire its own shares           Mgmt          For                            For
       as specified

10.    Other business and closing                                Non-Voting

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KOSE CORPORATION                                                                            Agenda Number:  701626078
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3622S100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3283650004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 KOWLOON DEVELOPMENT CO LTD, KOWLOON, HONG KONG                                              Agenda Number:  701532118
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y49749107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  HK0034000254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the report               Mgmt          For                            For
       of the Directors and the Independent Auditors'
       report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.i.a  Re-elect Mr. Lai Ka Fai as a Director                     Mgmt          Against                        Against

3.i.b  Re-elect Mr. Tam Hee Chung as a Director                  Mgmt          Against                        Against

3.i.c  Re-elect Mr. Yeung Kwok Kwong as a Director               Mgmt          Against                        Against

3.i.d  Re-elect Mr. David John Shaw as a Director                Mgmt          For                            For

3.ii   Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified
       in this Resolution]; or ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) an issue of shares in the Company upon
       the exercise of rights of subscription or conversion
       under the terms of any of the securities which
       are convertible into shares of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law and/or the Company's
       Articles of Association to be held]

6.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable Laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited;
       the aggregate nominal amount of shares which
       may be repurchased on The Stock Exchange of
       Hong Kong Limited or any other stock exchange
       on which the securities of the Company may
       be listed and which is recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and The Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on Share
       repurchases pursuant to the said approval not
       exceeding 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution and
       the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law and/or the Company's
       Articles of Association to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 5, by the addition thereto of an
       amount representing the aggregate nominal amount
       of share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 6 as specified, provided
       that such amount not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 KRONES AG, NEUTRAUBLING                                                                     Agenda Number:  701579027
--------------------------------------------------------------------------------------------------------------------------
    Security:  D47441171                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  DE0006335003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 28 MAY 08 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 54,500,250.53 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 32,000,000 shall be allocated to the other
       revenue reserves EUR 385,100.13 shall be carried
       forward Ex-dividend and payable date: 19 JUN
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Authorization to acquire own shares; the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 17 DEC 2009; the
       Board of Managing Directors shall be authorized
       to retire the shares

6.     Appointment of Auditors for the 2008 FY: Bayerische       Mgmt          For                            For
       Treuhandgesellschaft AG, Regensburg




--------------------------------------------------------------------------------------------------------------------------
 KUKA AKTIENGESELLSCHAFT, AUGSBURG                                                           Agenda Number:  701525783
--------------------------------------------------------------------------------------------------------------------------
    Security:  D35414107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  DE0006204407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 24 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisor Board, the Group financial
       statements and Group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       of profit of EUR 73,697,873.07 as follows:
       payment of a divided of EUR 1 per no-par share
       EUR 47,225,852.07 shall be carried forward
       Ex-dividend and payable date: 16 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elections to the Supervisory Board: Dr. Ralf              Mgmt          For                            For
       Bartke, Dr. Reiner Beutel, Mr. Pepyn Rene Dinandt,
       Mr. Helmut Gierse, Dr. Helmut Leube and Dr.
       Herbert Meyer

6.     Authorization to acquire own shares The Board             Mgmt          For                            For
       of Managing Directors shall be authorized to
       acquire shares of the Company of up to 10%
       of the share capital, at prices not deviating
       more than 10% from the market price of the
       shares, on or before 31 OCT 2009 The Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the stock exchange or a rights offering if
       they are sold at a price not materially below
       their market price, to use the shares for acquisition
       purposes, to float the shares on foreign markets,
       and to retire the shares

7.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt




--------------------------------------------------------------------------------------------------------------------------
 KUMAGAI GUMI CO.,LTD.                                                                       Agenda Number:  701620278
--------------------------------------------------------------------------------------------------------------------------
    Security:  J36705127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3266800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KUNGSLEDEN AB, STOCKHOLM                                                                    Agenda Number:  701390471
--------------------------------------------------------------------------------------------------------------------------
    Security:  W53033101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Nov-2007
        ISIN:  SE0000549412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT 'ABSTAIN' IS NOT A VALID VOTING          Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the EGM                                        Mgmt          For                            For

2.     Elect the Chairman of the EGM                             Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or more persons to verify the minutes             Mgmt          For                            For

6.     Approve to determine whether the EGM has been             Mgmt          For                            For
       duly convened

7.a    Approve the Share Split: the quotient value               Mgmt          For                            For
       [the share capital divided by the number of
       shares] is changed by way of a so called share
       split, so that each share will be divided into
       2 shares, one of which shall be named redemption
       share in VPC system and be redeemed in the
       manner specified in the Resolution 7.C; authorize
       the Board of Directors to set the record day
       at VPC AB for implementation of the share split,
       the Company will have a total of 273,004,128
       outstanding shares, each share with a quotient
       value of approximately SEK 0.21, and a total
       share capital of SEK 56,875,860

7.b    Amend the wording of the Articles of Association          Mgmt          For                            For
       including an amendment of Section 4, in accordance
       with the following: that the permitted range
       of the share capital be reduced from a minimum
       of SEK 32,000,000 and a maximum of SEK 128,000,000
       to a minimum of SEK 28,000,000 and a maximum
       of SEK 112,000,000, in order to adjust the
       Articles of Association to the Resolution 7.C

7.c    Approve to reduce the share capital by SEK 28,437,930     Mgmt          For                            For
       (the reduction amount) through redemption of
       136,502,064 shares, each with a quotient value
       of approximately SEK 0.21 after implementation
       of the share split; the shares that are to
       be redeemed are the shares which, after implementation
       of the share split in accordance with Resolution
       7.A, are named redemption shares in the VPC
       system; authorize the Directors to set the
       record day; the purpose of the reduction of
       the share capital is repayment to the shareholders,
       for each redeemed share a redemption price
       of SEK 11.50 shall be paid in cash, of which
       approximately SEK 11.29 exceeds the quotient
       value of the share; accordingly, the total
       redemption price is calculated to be SEK 1,569,773,736,
       in addition to the reduction amount, a calculated
       amount of SEK 1,541,335,806 will consequently
       be distributed, by use of the Company's non-restricted
       equity. Provided that the resolutions pursuant
       to Resolutions 7.A - 7.E have been registered
       with the Swedish Companies Registration Office,
       payment for the redeemed shares is estimated
       to be made at the earliest on the 20 December,
       2007; the Company's share capital, after reduction
       in accordance with the above, amounts to SEK
       28,437,930, divided into, in total, 136,502,064
       shares, each share with a quotient value of
       approximately SEK 0.21; the resolution to reduce
       the share capital is conditional upon the amendment
       of the Articles of Association in accordance
       with Resolution 7.B; after the latest resolution
       on value transfer, SEK 1,615,802,437 remains
       disposable for value transfer

7.d    Amend the wording of the Articles of Association          Mgmt          For                            For
       including an amendment of Section 4, in accordance
       with the following: that the permitted range
       of the share capital be increased from a minimum
       of SEK 28,000,000 and a maximum of SEK 112,000,000
       to a minimum of SEK 32,000,000 and a maximum
       of SEK 128,000,000, in order to adjust the
       Articles of Association to the Resolution 7.E

7.e    Approve to increase the Company's share capital           Mgmt          For                            For
       by SEK 28,437,930 by way of a bonus issue;
       the amount by which the share capital shall
       be increased shall be transferred to the share
       capital from the non restricted equity; no
       new shares shall be issued in connection with
       the increase of the share capital; after the
       increase, the Company's share capital will
       amount to SEK 56,875,860 divided into, in total,
       136,502,064 shares, each with a quotient value
       of approximately SEK 0.42; the issue resolution
       is conditional upon the amendment of the Articles
       of Association in accordance with the proposal
       in Resolution 7.D

8.     Approve to reduce the Statutory Fund of the               Mgmt          For                            For
       Company by SEK 2,063,629,662, for allocation
       to non-restricted funds to be utilized pursuant
       to resolutions by General Meetings of shareholders
       to come, fo11owing the execution of the reduction,
       the statutory reserve will be dissolved; the
       execution of the reduction resolution requires
       the permission of the Swedish Companies Registration
       Office or, if disputed, that the court permits
       the reduction of the statutory reserve

9.     Closing of the EGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KUNGSLEDEN AB, STOCKHOLM                                                                    Agenda Number:  701490702
--------------------------------------------------------------------------------------------------------------------------
    Security:  W53033101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  SE0000549412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect Mr. Bengt Kjell as the Chairman of the              Mgmt          For                            For
       AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or more persons to verify the minutes             Mgmt          For                            For

6.     Approve to determine whether the AGM has been             Mgmt          For                            For
       duly convened

7.     Receive the report on the work of the Board               Mgmt          For                            For
       of Directors and the Committees of the Board
       of Directors

8.     Approve the annual report and the audit report            Mgmt          For                            For
       and the consolidated financial statements and
       the consolidated audit report for 2007 and,
       in this connection, the CEO's report

9.A    Adopt the income statement and the balance sheet,         Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet for 2007

9.B    Approve a dividend of SEK 8 per share and that            Mgmt          For                            For
       the record date for dividends is to be 22 APR
       2008; if the AGM approves this proposal, it
       is estimated that VPC AB can arrange for payment
       of dividends on 25 APR 2008

9.C    Grant discharge from personal liability to the            Mgmt          For                            For
       Board of Directors and the Chief Executive
       Officer for the year 2007

10.    Receive the report on the work of the Election            Mgmt          For                            For
       Committee

11.    Approve the number of Members to the Board of             Mgmt          For                            For
       Directors, including the Chairman of the Board
       of Directors at 8

12.    Approve: that an annual amount of SEK 220,000             Mgmt          For                            For
       [an increase by SEK 20,000] is paid to Members
       of the Board of Directors, who are not employed
       by the Company, and that an annual amount of
       SEK 475,000 [an increase by SEK 75,000] is
       paid to the Chairman of the Board of Directors;
       that an annual amount of SEK 25,000 [an increase
       by SEK 5,000] is paid to Members of the Remuneration
       Committee, who are not employed by the Company,
       and an annual amount of SEK 50,000 [an increase
       by SEK 10,000] is paid to the Chairman of the
       Audit Committee and an annual amount of SEK
       20,000 [an increase by SEK 5,0000] is paid
       to the Members in the Audit Committee, who
       are not employed by the Company; and that the
       remuneration to the Auditors is to be paid
       by approved accounts

13.    Re-elect Messrs. Jens Engwall, Thomas Erseus,             Mgmt          For                            For
       Bengt Kjell, Jan Nygren, Jonas Nyren, Per-Anders
       Ovin and Anna Weiner Jiffer as the Members
       of the Board of Directors, and Elect Mr. Magnus
       Meyer as a new Member of the Board of Directors
       and Mr. Bengt Kjell as the Chairman of the
       Board of Directors

14.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       elect Messrs. Olle Floren [Olle Floren with
       Companies], K. G. Lindvall [Swedbank Robur
       Fonder AB], Gunnar Balsvik [Kapan Pensioner
       Forsakringsforening] as the Election Committee
       Members

15.    Approve the guidelines concerning remuneration            Mgmt          For                            For
       and other employment terms for the Executive
       Management

16.    Approve the terms and conditions of the Share             Mgmt          For                            For
       Option Programme; and authorize the Board of
       Directors to decide on the acquisition of own
       shares, and to decide on the sale of own shares,
       as specified

17.    Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KUONI REISEN HOLDING AG, ZUERICH                                                            Agenda Number:  701508105
--------------------------------------------------------------------------------------------------------------------------
    Security:  H47075108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  CH0003504856
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438755, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456392 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements and the statutory        Mgmt          For                            For
       reports

2.     Receive the Auditor's report                              Mgmt          For                            For

3.     Approve the financial statements and the statutory        Mgmt          For                            For
       reports

4.     Approve the allocation of income and dividends            Mgmt          For                            For
       of CHF 3.40 per Registered A Share and CHF
       17.00 per Registered B Share

5.     Approve CHF 107,520 reduction in share capital            Mgmt          For                            For
       via cancellation of repurchased shares

6.     Amend the Articles regarding shareholding requirements    Mgmt          For                            For
       for the Directors

7.     Amend the Articles regarding verifying of the             Mgmt          For                            For
       Auditors

8.     Grant discharge to the Board and the Senior               Mgmt          For                            For
       Management

9.1    Re-elect Mr. Heinz Karrer as a Director                   Mgmt          For                            For

9.2    Re-elect Mr. John Lindquist as a Director                 Mgmt          For                            For

10.    Ratify KPMG AG as the Auditors                            Mgmt          For                            For

11.    Transact other business                                   Non-Voting

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KURABO INDUSTRIES LTD.                                                                      Agenda Number:  701627020
--------------------------------------------------------------------------------------------------------------------------
    Security:  J36920106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3268800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4      Approve Anti-Takeover Mechanism                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KUREHA CORPORATION                                                                          Agenda Number:  701624428
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37049103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3271600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 KURIMOTO,LTD.                                                                               Agenda Number:  701638794
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37178100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3270800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KURITA WATER INDUSTRIES LTD.                                                                Agenda Number:  701618033
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37221116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3270000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 KURODA ELECTRIC CO.,LTD.                                                                    Agenda Number:  701633390
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37254109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3273000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KYODO PRINTING CO.,LTD.                                                                     Agenda Number:  701638249
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37522109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3252800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Reduce Term of Office of          Directors
       to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KYOEI STEEL LTD.                                                                            Agenda Number:  701630180
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3784P100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3247400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors




--------------------------------------------------------------------------------------------------------------------------
 KYOKUYO CO.,LTD.                                                                            Agenda Number:  701630572
--------------------------------------------------------------------------------------------------------------------------
    Security:  J37780103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3257200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 KYOWA EXEO CORPORATION                                                                      Agenda Number:  701608119
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38232104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3254200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KYUDENKO CORPORATION                                                                        Agenda Number:  701622931
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38425104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3247050002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Reduce Board Size to 15

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 LA SEDA DE BARCELONA SA LSB, BARCELONA                                                      Agenda Number:  701599106
--------------------------------------------------------------------------------------------------------------------------
    Security:  E87611120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  ES0175290115
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2008 AT 12.30 PM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve and review the annual accounts, Management        Mgmt          For                            For
       report and management of the Board and the
       proposed application of earnings for the Company
       and the Group from the period 2007

2.1    Appoint Oman Oil Holdings as a Sunday Board               Mgmt          For                            For
       Member

2.2    Appoint Imatosgil Investimentos SGPS, SA as               Mgmt          For                            For
       a Sunday Board Member

3.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       in accordance with current legislation and
       overruling the authorization granted on 19
       JUN 2007

4.     Approve the information regarding the regulations         Mgmt          Abstain                        Against
       of the Board

5.     Approve the information regarding Article 116             Mgmt          Abstain                        Against
       BIS of Equity Market Law

6.     Approve the delegation of the 5 year authorization        Mgmt          For                            For
       to increase share capital and or issue fixed
       income securities up to a maximum of 50% of
       the share capital value

7.1    Amend Article 3 of Bylaws                                 Mgmt          For                            For

7.2    Amend Article 27 BIS                                      Mgmt          For                            For

7.3    Approve the modification and inclusion of a               Mgmt          For                            For
       new Article 27 of the Bylaws

8.     Amend Article 11.1 of the Regulations of General          Mgmt          For                            For
       Meetings

9.     Approve delegation of powers to execute the               Mgmt          For                            For
       resolutions adopted

10.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LAIRD GROUP PLC, LONDON                                                                     Agenda Number:  701532853
--------------------------------------------------------------------------------------------------------------------------
    Security:  G53508175                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB00B1VNST91
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the accounts for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. N.J. Keen as a Director                      Mgmt          For                            For

4.     Re-elect Mr. P.J. Hill as a Director                      Mgmt          For                            For

5.     Re-elect Mr. M.L. Rapp as a Director                      Mgmt          For                            For

6.     Re-elect Mr. A.M. Robb as a Director                      Mgmt          For                            For

7.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          Against                        Against
       and authorize the Board to fix their remuneration

8.     Approve the Directors remuneration report, as             Mgmt          For                            For
       specified in the report and account for the
       YE 31 DEC 2007

9.     Approve, the Laird PLC Share Price Improvement            Mgmt          For                            For
       Plan [the SPIP] as specified to the Chairman's
       letter to the Shareholders dated 07 APR 2008,
       a copy of the Rules of which is produced to
       this meeting and for the purpose of identification
       initialed by the Chairman of the meeting, and
       authorize the Directors to do all acts and
       things which they may consider necessary or
       desirable to bring the SPIP into effect

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       exercise all the powers of the Company to allot
       relevant securities [Section 80(2)] up to an
       aggregate nominal amount of GBP 16,464,702;
       [Authority expires at the conclusion of the
       AGM or, if earlier, 09 AUG 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Approve the name of the Company be changed to             Mgmt          For                            For
       Laird PLC

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the said Act]
       for cash pursuant to the authority conferred
       on the Directors by Resolution 10 as specified;
       sell relevant shares [Section 94(5) of the
       Act] held by the Company as treasury shares
       [Section 94(3A) of the Act] [treasury shares]
       for cash [Section 162D(2) of the Act; as if
       Section 89(1) of the said Act]; to the allotment
       of equity securities a) for cash and the sale
       of treasury shares in connection with a rights
       issue in favour of ordinary shareholders where
       the equity securities attributable to the respective
       interests of all ordinary shareholders are
       proportionate [as nearly as practicable] to
       the respective numbers of ordinary shares held
       by them on the record date for such allotment,
       but subject always to such exclusions or other
       arrangements as the Directors may deem fit
       to deal with fractional entitlements, treasury
       shares, record dates or legal or practical
       problems arising in respect of any overseas
       territory; and b) up to an aggregate nominal
       amount of GBP 2,494,651; [Authority expires
       during the period from the date of passing
       of this resolution until the conclusion of
       the next AGM of the Company or, if earlier,
       09 AUG 2009]; to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       any of its ordinary shares of 28.125p each
       [the ordinary share]on such terms and in such
       manners as the Directors may from time to time
       determine, provided that : a) the maximum number
       of ordinary shares to be purchased is 17,739,746,
       representing 10% of the issued share capital
       at 04 APR 2008; b) the minimum price which
       may be paid for each ordinary share is 28.125p,
       exclusive of the expenses of purchase; c) the
       maximum price which may be paid for each ordinary
       share is an amount to 105% of the average middle
       market quotations for the ordinary shares of
       the Company as derived from the Daily Official
       List of the London Stock Exchange, for the
       5 business days immediately preceding the day
       on which such ordinary share is contracted
       to be purchased; [Authority expires at the
       conclusion of the next AGM of the Company or,
       if earlier 09 AUG 2009]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Adopt the Articles of Association in the form             Mgmt          For                            For
       of the draft produced to the meeting marked
       'X' and initialed by the Chairman of the meeting
       for the purpose of identification as the Articles
       of the Company in substitution for, and to
       exclusion of , the existing Articles of Association;
       and with effect from 00.01 am on 01 OCT 2008,
       the new Articles of Association of the Company
       pursuant to this resolution b amended by the
       insertion of the new Article 122.4 in the form
       of the draft produced to the meeting marked
       'Y' and initialed by the Chairman of the meeting
       for the purpose of identification




--------------------------------------------------------------------------------------------------------------------------
 LASSILA & TIKANOJA OYJ                                                                      Agenda Number:  701482387
--------------------------------------------------------------------------------------------------------------------------
    Security:  X4802U133                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  FI0009010854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.1    Adopt the accounts                                        Mgmt          Abstain                        Against

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.55 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of Board Members                 Mgmt          For                            For

1.5    Approve the remuneration of Auditor(s)                    Mgmt          For                            For

1.6    Approve the number of Board Members                       Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Approve to issue the share options to key personnel       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 LAURENTIAN BANK OF CANADA, MONTREAL                                                         Agenda Number:  701457182
--------------------------------------------------------------------------------------------------------------------------
    Security:  51925D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  CA51925D1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the bank for the YE 31 OCT 2007 and the
       Auditor's report thereon

1.1    Elect Ms. Lise Bastarache as a Director                   Mgmt          For                            For

1.2    Elect Mr. Jean Bazin as a Director                        Mgmt          For                            For

1.3    Elect Mr. Richard Belanger as a Director                  Mgmt          For                            For

1.4    Elect Ms. Eve-Lyne Biron as a Director                    Mgmt          For                            For

1.5    Elect Ms. Isabelle Courville as a Director                Mgmt          For                            For

1.6    Elect Mr. L. Denis Desautels as a Director                Mgmt          For                            For

1.7    Elect Mr. Pierre Genest as a Director                     Mgmt          For                            For

1.8    Elect Mr. Michel C. Lauzon as a Director                  Mgmt          For                            For

1.9    Elect Mr. Pierre Michaud as a Director                    Mgmt          For                            For

1.10   Elect Mr. Carmand Normand as a Director                   Mgmt          For                            For

1.11   Elect Ms. Jacqueline C. Orange as a Director              Mgmt          For                            For

1.12   Elect Mr. Rejean Robitaille as a Director                 Mgmt          For                            For

1.13   Elect Mr. Jonathan I. Wener as a Director                 Mgmt          For                            For

2.     Appoint the accounting firm Ernst & Young, LLP            Mgmt          For                            For
       as the Auditor

3.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 1: Approve that the Laurentian
       Bank of Canada encourages the continuity of
       its shareholding by increasing by 10% the dividend
       normally paid on shares that are held for more
       than 2 years

4.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 2: Approve that the shareholders'
       voting right be obtained after a minimum holding
       period of 1 year

5.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 3: Approve that the By-Laws of
       the Laurentian Bank of Canada provide for payment
       to the Employees' Retirement Fund of an equal
       amount to double the compensatory bonuses and
       benefits paid to officers and Directors in
       the event of a merger or acquisition

6.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 4: Approve that there may be as
       many women as men sitting on the Board of Directors
       of the Laurentian Bank of Canada, within 3
       years of adopting this proposal

7.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 5: Approve the annual report and
       the management proxy circular reveal the equity
       ratio between the overall compensation of the
       highest-paid officer of the Laurentian Bank
       of Canada, including annual salary, bonuses,
       gratuities, payments under long-term incentive
       plans and all other forms of compensation,
       and the average compensation of the employees

8.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 6: Approve that the Compensation
       Policy for the 5 highest officers of the Laurentian
       Bank of Canada be adopted by the shareholders
       beforehand, as well as the retainers paid to
       the Board Members

9.     PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO.7: Approve that the Laurentian
       Bank of Canada regulates the exercise of all
       stock options granted to senior officers and
       Directors of our Companies by stipulating that
       such options can not be exercised by those
       concerned before the end their mandate

10.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 8: Approve the consideration of
       the high concerns expressed by numerous observers
       and regulators regarding the effects of hedge
       funds and high-risk mortgage loans on the stability
       of the financial system, it is approved that
       the Bank make public information on its direct
       or indirect participation in such activities

11.    PLEASE NOTE THAT THIS RESOLUTION IS SHAREHOLDERS          Shr           Against                        For
       PROPOSAL NO. 9: Approve that the Laurentian
       Bank of Canada amends its statues in order
       to institute a cumulative voting mechanism
       for the election of the Members of the Board
       of Directors

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 LAURUS NV, ROTTERDAM                                                                        Agenda Number:  701418584
--------------------------------------------------------------------------------------------------------------------------
    Security:  N5150J167                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  NL0000340776
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THERE IS NO BLOCKING FOR THIS            Non-Voting
       MEETING. THANK YOU.

1.     Opening                                                   Non-Voting

2.1    Appoint Mr. D. [Dirk] R. Goeminne as a Member             Mgmt          For                            For
       of the Supervisory Board and determine his
       remuneration

2.2    Appoint Mr. H. [Hakim] L. Aouani as a Member              Mgmt          For                            For
       of the Supervisory Board and determine his
       remuneration

3.     Retirement of Mr. J.A.N. Van Dijk                         Non-Voting

4.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701532221
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5427W122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the electricity services agreement ['the          Mgmt          For                            For
       Electricity Services Agreement'] dated 14 MAR
       2008 between Jiangsu Lee & Man Paper Manufacturing
       Company Limited and Jiangsu Lee & Man Chemical
       Limited for the supply of electricity services
       and the annual caps and the transactions contemplated
       thereunder and authorize any 1 Director to
       take all other steps are they may in their
       opinion to be desirable for necessary in connection
       with the Electricity Services Agreement and
       generally to exercise all the powers of the
       Company as they deem desirable or necessary
       in connection with the foregoing

2.     Approve the steam services agreement ["the Steam          Mgmt          For                            For
       Services Agreement"] dated 14 MAR 2008 between
       Jiangsu Lee & Man Paper Manufacturing Company
       Limited and Jiangsu Lee & Man Chemical Limited
       for the supply of steam services and the annual
       caps and the transactions contemplated thereunder
       and authorize any 1 Director to take all other
       steps are they may in their opinion to be desirable
       for necessary in connection with the Electricity
       Services Agreement and generally to exercise
       all the powers of the Company as they deem
       desirable or necessary in connection with the
       foregoing




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701628399
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5427W122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Director of the Company, the finished       Mgmt          For                            For
       goods agreement ['the Finished goods agreement']
       dated 21 MAY 2008 between Dongguan Lee & Man
       Paper Factory Company Limited and Lee & Man
       Industrial Manufacturing Limited for the supply
       of finished goods and waste paper by-products
       and the annual caps and the transactions contemplated
       thereunder; to take all other steps are they
       may in their opinion to be desirable for necessary
       in connection with the Finished Goods Agreement
       and generally to exercise all the powers of
       the Company as they deem desirable or necessary
       in connection with the foregoing

2.     Authorize the Director of the Company, the steam          Mgmt          For                            For
       and electricity agreement [the Steam and electricity
       agreement] dated 21 MAY 2008 between Dongguan
       Lee & Man Paper Factory Limited and Lee & Man
       Industrial Manufacturing Limited for the supply
       of steam and electricity and the transactions
       and the annual caps contemplated thereunder;
       to take all other steps are they may in their
       opinion to be desirable for necessary in connection
       with the Steam and Electricity Agreement and
       generally to exercise all the powers of the
       Company as they deem desirable or necessary
       in connection with the foregoing




--------------------------------------------------------------------------------------------------------------------------
 LEMMINKAEINEN CORPORATION                                                                   Agenda Number:  701462397
--------------------------------------------------------------------------------------------------------------------------
    Security:  X4894Y100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  FI0009900336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          Abstain                        Against

1.2    Approve to pay a dividend of EUR 1.80 per share           Mgmt          For                            For

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the number of Board Members                       Mgmt          For                            For

1.6    Approve the remuneration of Auditor(s)                    Mgmt          For                            For

1.7    Elect the Board Members                                   Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 LENNART WALLENSTAM BYGGNADS AB, GOTEBORG                                                    Agenda Number:  701548250
--------------------------------------------------------------------------------------------------------------------------
    Security:  W9898E134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-May-2008
        ISIN:  SE0000115008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the annual meeting of shareholders             Mgmt          For                            For

2.     Elect Mr. Gunnar Larsson as the Chairman of               Mgmt          For                            For
       the annual meeting of shareholders

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect one or two persons to verify the minutes            Mgmt          For                            For

6.     Approve the review of the procedures to establish         Mgmt          For                            For
       if the general meeting has been duly convened

7.     Approve the statements by the Chairman of the             Mgmt          For                            For
       Board of Directors and the President

8.     Approve the annual report and consolidated accounts       Mgmt          Abstain                        Against
       as well as the audit report relating to the
       parent Company and the Group

9.     Adopt the income statement and balance sheet              Mgmt          For                            For
       of the Parent Company and the Group

10.    Approve a dividend of SEK 3.00 per share for              Mgmt          For                            For
       the 2007 FY and a record date of 15 MAY 2008;
       should the AGM pass a resolution in accordance
       with the proposal, it is estimated that the
       dividend will be remitted by VPC AB on 20 MAY
       2008

11.    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board of Directors and the President

12.    Receive the report on the work of the Election            Mgmt          For                            For
       Committee

13.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 7 without Deputy Board Members

14.    Approve that a total remuneration of SEK 1,450,000        Mgmt          For                            For
       is paid to the Board of Directors, of this
       the Chairman of the Board of Directors will
       receive SEK 600,000 SEK, the Vice Chairman
       SEK 225,000 and the other Board Members SEK
       125,000 each; the remuneration for the Auditor
       is paid in accordance with the approved invoice

15.    Re-elect Mr. Christer Villard as the Chairman             Mgmt          For                            For
       of the Board and Messrs. Anders Berntsson,
       Marie-Anne Lervik Nivert, Erik Asbrink, Jan-Olle
       Folkesson and Ulf Noren, and elect Ms. Ulrica
       Messing as the other Board Members

16.    Approve the resolution regarding the Election             Mgmt          For                            For
       Committee

17.    Approve the guidelines for remuneration of the            Mgmt          For                            For
       Senior Executives as specified

18.    Amend the Articles of Association                         Mgmt          For                            For

19.    Approve that the Company's current share capital          Mgmt          For                            For
       of SEK 124,000,000 shall be reduced by SEK
       6,000,000 to SEK 118,000,000, for allocation
       to a reserve to be used in accordance with
       a resolution by the annual meeting of shareholders;
       the reduction shall be made through the withdrawal
       of 3,000,000 series B shares acquired by the
       Company

20.    Authorize the Board of Directors, for a term              Mgmt          For                            For
       until the next AGM, to make decisions, on one
       or several occasions, to acquire own series
       B shares on the OMX Nordic Exchange up to a
       number which does not at any time exceed 10%
       of the total number of shares in the Company;
       the acquisition shall be made at a price within
       the registered price range at any time, i.e.
       the range between the highest bid and the lowest
       offer rate

21.    Authorize the Board of Directors, for a term              Mgmt          For                            For
       until the next AGM, on one or several occasions,
       to enter into Swap Agreements regarding a swap
       of the return on interest-bearing funds for
       the return on the share in the Company with
       the objective of enabling redemption; the counter
       party in the swap agreement shall be offered
       the opportunity to redeem the number of shares
       which form the basis of the swap agreement
       and which the counter party can have acquired;
       a decision regarding redemption will be taken
       by the next annual meeting of shareholders;
       the number of underlying shares is such swap
       agreements shall not, when added together with
       the Company's holding of own shares, at any
       time exceed 10% of all shares in the Company

22.    Authorize Company's President together with               Mgmt          For                            For
       the Chairman of the Board of Directors to implement
       such minor adjustments to the decisions under
       Resolutions 19 to 21 on the agenda which could
       be required, primarily for registration reasons

23.    Closing of the annual meeting                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  701465735
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5257Y107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the S&P Agreement dated               Mgmt          For                            For
       30 JAN 2008 in respect of the disposal of 100%
       interest in the registered capital of Lenovo
       Mobile Communication Technology Limited entered
       into between, Lenovo Manufacturing Limited,
       Lenovo [Beijing] Limited, Jade Ahead Limited,
       LEV Ventures, Ample Growth Enterprises Limited,
       Super Pioneer International Limited and the
       Company [details have been defined in the circular
       of the Company dated 20 FEB 2008], a copy of
       which has been produced to the meeting marked
       A and signed by the Chairman of the meeting
       for identification purpose, and the transactions
       contemplated there under; and authorize any
       1 Director or any 2 Directors [if affixation
       of the common seal is necessary] or any delegate(s)
       by such Director(s) to sign and/or execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director(s) consider(s) necessary or
       desirable to implement and/or give effect to
       the terms of the S&P Agreement and the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LENZING AG                                                                                  Agenda Number:  701594334
--------------------------------------------------------------------------------------------------------------------------
    Security:  A39226112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  AT0000644505
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, reporting of the               Mgmt          For                            For
       Supervisory Board

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Managing Board and             Mgmt          For                            For
       the Supervisory board for the FY 2007

4.     Elect the Supervisory Board                               Mgmt          Abstain                        Against

5.     Elect the Auditor for the FY 2008                         Mgmt          For                            For

6.A    Amend the Company Charter in point 4 concerning           Mgmt          For                            For
       dead line authorized Capital

6.B    Amend the Company Charter in point 5 concerning           Mgmt          For                            For
       exclusion of the single-securitization




--------------------------------------------------------------------------------------------------------------------------
 LEONI AG, NUERNBERG                                                                         Agenda Number:  701525795
--------------------------------------------------------------------------------------------------------------------------
    Security:  D50120134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  DE0005408884
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report pursuant to Sections 289(4) and
       315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 28,665,699.65 as follows: Payment
       of a dividend of EUR 0.90 per no-par share
       EUR 1,935,699.65 shall be carried forward Ex-dividend
       and payable date: 16 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst & Young AG, Stuttgart

6.     Authorization to acquire own shares; the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, through the
       stock exchange at a price neither more than
       10% above nor more than 50% below the market
       price of the shares, or by way of a repurchase
       offer at a price neither more than 20% above
       nor more than 50% below the market price of
       the shares, on or before 14 NOV 2009; the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the stock exchange or a rights offering if
       they are sold at a price not materially below
       their market price or used for acquisition
       purposes; the Board of Managing Directors shall
       also be authorized to use the shares for satisfying
       conversion or option rights, and to retire
       the shares

7.     Approval of the Profit Transfer Agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, LEONI
       Kabel Holding GmbH, effective retroactively
       from 01 JAN 2008, for a period of at least
       5  years

8.     Amendment to the Articles of Association, as              Mgmt          Against                        Against
       follows: a) Section 12(1)3, regarding Members
       of the Norming Committee not being entitled
       to receive a remuneration for their membership
       in this committee; b) Section 16(3)1, regarding
       resolutions of the shareholders, meetings being
       adopted by simple majority if not stated otherwise
       by law or the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 LIFE CORPORATION                                                                            Agenda Number:  701574825
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38828109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3966600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE INTERNATIONAL HOLDINGS LTD                                                        Agenda Number:  701510794
--------------------------------------------------------------------------------------------------------------------------
    Security:  G54856128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  KYG548561284
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       of the Company and the Reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.     Approve the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.1    Re-elect Dato Dr. Cheng Yu-tung as a Non-executive        Mgmt          Against                        Against
       Director

3.2    Re-elect Mr. Lau Luen-hung, Thomas as an Executive        Mgmt          Against                        Against
       Director

3.3    Re-elect Mr. Cheung Yuet-man, Raymond as an               Mgmt          For                            For
       Independent Non-executive Director

3.4    Re-elect Mr. Hon. Shek Lai-him, Abraham as an             Mgmt          For                            For
       Independent Non-executive Director

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors remuneration

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Board of
       Directors to fix their remuneration

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company of HKD 0.005 each
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange ] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [the Listing Rules] during the relevant
       period; the aggregate nominal amount of the
       shares of the Company to be repurchased by
       the Directors of the Company pursuant to the
       approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and otherwise deal with additional ordinary
       shares of the Company and to make or grant
       offers, agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws; during the relevant
       period, shall note exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to i) a Rights
       Issue; or ii) the exercise of any options granted
       under the share option scheme or similar arrangement
       for the time being adopted or to be adopted
       for the grant or issue of options to subscribe
       for, or rights to acquire shares of the Company
       approved by the Stock Exchange; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable laws or the Articles of the
       Company to be held]

5.C    Approve, conditional upon the passing of 5A               Mgmt          For                            For
       and 5B, to extend the general mandate granted
       to the Directors of the Company pursuant to
       5B by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company as stated in 5A above provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 LINAMAR CORP                                                                                Agenda Number:  701556865
--------------------------------------------------------------------------------------------------------------------------
    Security:  53278L107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  CA53278L1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Messrs. David Buehlow, William Harrison,            Mgmt          For                            For
       Frank Hasenfratz, Linda Hasenfratz, Terry Reidel
       and Mark Stoddart as the Directors

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountant, as the Auditors of the Corporation
       for the ensuing year and authorize the Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 LINDAB INTERNATIONAL AB, BASTAD                                                             Agenda Number:  701522460
--------------------------------------------------------------------------------------------------------------------------
    Security:  W56316107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  SE0001852419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the AGM and elect Mr. Svend Holst-Nielsen      Mgmt          For                            For
       as the Chairman of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes,               Mgmt          For                            For
       together with the Chairman

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Approve the report by the Chief Executive Officer         Mgmt          For                            For

7.     Receive the annual accounts and the Auditor's             Mgmt          For                            For
       report, and the consolidated accounts and the
       Auditor's report on the consolidated accounts,
       for the FY 2007

8.A    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet for the FY 2007

8.B    Approve a dividend of SEK 5.25 per share shall            Mgmt          For                            For
       be declared for the FY 2007 and a record date
       of 12 MAY 2008; upon resolution in accordance
       with the proposal by the AGM, the dividend
       is estimated to be distributed by VPC AB on
       15 MAY 2008

8.C    Grant discharge from liability to the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer

9.     Approve that the number of Members of the Board           Mgmt          For                            For
       of Directors shall remain unchanged at 6

10.    Approve the fee for the Board of Directors be             Mgmt          For                            For
       set to SEK 1,900,000 in total, to be distributed
       as follows: SEK 650,000 to the Chairman of
       the Board, SEK 300,000 to each of the other
       elected Members of the Board not employed by
       the Company and SEK 25,000 to each of the ordinary
       employee representatives; the fee for the Audit
       Committee be set at SEK 110,000 in total, and
       allocated as follows: SEK 30,000 to the Chairman
       and SEK 20,000 for other Committee Members,
       with the exception of the Chief Executive Office
       and the employee representatives; that the
       fees to the Remuneration Committee shall amount
       to SEK 70,000 in total, allocated as follows:
       SEK 30,000 to the Chairman and SEK 20,000 to
       the other Members; and that the fees for the
       Auditors be paid in accordance with their agreement
       with the Company

11.    Re-elect the Board Members Messrs. Svend Holst-Nielsen,   Mgmt          For                            For
       Stig Karlsson, Anders C. Karlsson, Hans Olov
       Olsson, Annette Sadolin and Kjell Akesson and
       re-elect Mr. Svend Holst-Nielsen as the Chairman
       of the Board

12.    Elect the registered auditing firm Ernst & Young          Mgmt          For                            For
       AB as the Company's Auditors, with Mr. Ingvar
       Ganestam being Auditor In charge, for the remaining
       mandate period up until the AGM 2010

13.    Approve the resolution regarding Nomination               Mgmt          For                            For
       Committee, as specified

14.    Approve the guidelines for the remuneration               Mgmt          For                            For
       to the Senior Executives

15.    Authorize the Board of Directors, to 1 or more            Mgmt          For                            For
       occasions and during the period until the next
       AGM, resolve on acquisitions and transfers
       of the Company's own shares in accordance with
       the following conditions: [1] the Company may
       acquire own shares for a maximum value of SEK
       400 million, not exceeding 5% of all the shares
       in the Company; [2] acquisitions shall be made
       through the OMX Nordic Exchange Stockholm;
       [3] acquisitions may be made at a price within
       the registered price interval at the time on
       the OMX Nordic Exchange Stockholm; [4] transfers
       may be made of a maximum of so many shares
       which corresponds to 5% of all shares in the
       Company at the time of transfer; [5] transfers
       may take place with a deviation from the shareholders'
       preferential rights on the OMX Nordic Exchange
       Stockholm as well as to third parties in connection
       with acquisitions of companies or businesses,
       payment for the transferred shares should be
       in cash, by contribution in kind or by set-off,
       transfers in connection with company acquisitions
       may take place at a market value as assessed
       by the Board of Directors own shares may also
       be transferred in exchange for issued subscription
       warrants in accordance with an incentive programme
       implemented by the Company; [6] If the transfer
       cannot be made according to the above, the
       Company has the right to decide to cancel the
       shares by reducing the Company's share capital
       without payment to the shareholders

16.    Approve a directed issue of Subscription Warrants         Mgmt          For                            For
       and transfer of Subscription Warrants and Shares
       [Incentive Programme 2008/2011], as specified

17.    Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LINTEC CORPORATION                                                                          Agenda Number:  701626876
--------------------------------------------------------------------------------------------------------------------------
    Security:  J13776109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3977200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Revision and Extension of the Anti-Takeover       Mgmt          Against                        Against
       Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 LION CORPORATION                                                                            Agenda Number:  701478643
--------------------------------------------------------------------------------------------------------------------------
    Security:  J38933107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3965400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Executive Officers to the End of  Financial
       Year within One Year after the Appointment

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

2.9    Appoint a Director                                        Mgmt          Against                        Against

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 LOOKERS PLC, MANCHESTER                                                                     Agenda Number:  701541232
--------------------------------------------------------------------------------------------------------------------------
    Security:  G56420170                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB00B17MMZ46
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of Bramall and Jones              Mgmt          For                            For
       VW Limited by Lookers Motor Group Limited

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 LOOKERS PLC, MANCHESTER                                                                     Agenda Number:  701536813
--------------------------------------------------------------------------------------------------------------------------
    Security:  G56420170                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB00B17MMZ46
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the financial statements for            Mgmt          For                            For
       the YE 31 DEC 2007 together with the reports
       thereon of the Directors and the Auditors

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the YE 31 DEC 2007

3.     Declare a final dividend of 2.42 p per share              Mgmt          For                            For
       on the ordinary share capital of the Company

4.     Re-elect Mr. A.C. Bruce as a Director who retires         Mgmt          For                            For
       in accordance with the Articles of Association

5.     Re-elect Mr. J.E. Brown as a Director who retires         Mgmt          Against                        Against
       in accordance with the Articles of Association

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       of the Company

7.     Authorize the Board to fix the remuneration               Mgmt          Against                        Against
       of the Auditors

8.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80] up to an aggregate
       nominal amount of GBP 3,057,442 [61,148,859
       shares]; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot relevant securities in pursuance
       of such offers or agreements

S.9    Authorize the Directors, to allot equity securities       Mgmt          For                            For
       [Section 95 of the Companies Act 1985 [the
       Act]], pursuant to Section 80 of the Act, as
       if Section 89(1) of the Act provided that this
       powers shall be limited to the allotment of
       equity securities: i) in connection with any
       rights issues in favour of holders of ordinary
       shares in the capital of the Company on the
       register of the Members at such record date
       or dates as the Directors may determine for
       the purpose of issue and; ii) up to an aggregate
       maximum nominal amount of GBP 452,724 [9,054,490
       shares] in the case of ordinary shares; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       up to GBP 905,449 [18,108,980 shares] of ordinary
       shares of 5p each in the capital of the Company,
       at a minimum price of 5p per ordinary share
       and maximum price which may be paid for ordinary
       shares is an amount equal to 105% of the average
       middle market quotations for an ordinary shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the next AGM of the Company]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11.    Approve the Lookers Performance Share Plan [the           Mgmt          For                            For
       PSP] as specified from the Chairman of the
       Company; and authorize the Directors to do
       all acts which may be deem necessary or expedient
       to establish the PSP and carry the same into
       effect and to vote and to be counted in a quorum,
       on any matter connected with the PSP notwithstanding
       that they may be interested in the same [expect
       that no Directors may be counted in a quorum
       or vote in respect of his own participation]
       and that prohibition voting by interested Directors
       contained in the Articles of Association of
       the Company, relaxed to that extent accordingly

12.    Approve the Lookers SAYE Share Option scheme              Mgmt          Abstain                        Against
       [the SAYE Scheme] as specified from the Chairman
       of the Company and authorize the Directors
       to do all acts which may be deem necessary
       or expedient to establish the SAYE Scheme and
       carry the same into effect, including making
       of any amendments thereto required to obtain
       the SAYE Scheme by HMRC and to vote and to
       be counted in a quorum, on any matter connected
       with the SAYE Scheme notwithstanding that they
       may be interested in the same [expect that
       no Directors may be counted in a quorum or
       vote in respect of his own participation] and
       that prohibition voting by interested Directors
       contained in the Articles of Association of
       the Company, relaxed to that extent accordingly

13.    Approve the Lookers Company Share Option Scheme           Mgmt          For                            For
       [the Company Scheme] as specified from the
       Chairman of the Company and authorize the Directors
       to do all acts which may be deem necessary
       or expedient to establish the Company Scheme
       and carry the same into effect, including making
       of any amendments required thereto required
       to obtain the Company Scheme by HMRC and to
       vote and to be counted in a quorum, on any
       matter connected with the Company Scheme notwithstanding
       that they may be interested in the same [expect
       that no Directors may be counted in a quorum
       or vote in respect of his own participation]
       and that prohibition voting by interested Directors
       contained in the Articles of Association of
       the Company, relaxed to that extent accordingly

14.    Approve the Lookers Executive Share Option Scheme         Mgmt          For                            For
       [the Executive Scheme] as specified from the
       Chairman of the Company and authorize the Directors
       to do all acts which may be deem necessary
       or expedient to establish the Executive Scheme
       and carry the same into effect, to vote and
       to be counted in a quorum, on any matter connected
       with the Executive Scheme notwithstanding that
       they may be interested in the same [expect
       that no Directors may be counted in a quorum
       or vote in respect of his own participation]
       and that prohibition voting by interested Directors
       contained in the Articles of Association of
       the Company, relaxed to that extent accordingly

15.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to offer the holders of ordinary shares of
       5 pence each in the capital of the Company
       [subject to such exclusions or other arrangements
       as the Board may consider necessary or expedient
       in relation to any legal or practical problems
       under the laws of any overseas territory or
       the requirements of any regulatory body or
       stock exchange] the right to elect to receive
       new ordinary shares instead of cash in respect
       of all or part of any dividends either declared
       by the Board of Directors as interim dividend
       at any time or as a final dividend approved
       by the shareholders in general meeting for
       a period of five years to 12 MAY 2013




--------------------------------------------------------------------------------------------------------------------------
 LUNDIN MNG CORP                                                                             Agenda Number:  701591009
--------------------------------------------------------------------------------------------------------------------------
    Security:  550372106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  CA5503721063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of Directors for the            Mgmt          For                            For
       ensuing year to 10

2.1    Elect Mr. Lukas H. Lundin as a Director                   Mgmt          For                            For

2.2    Elect Mr. Phil Wright as a Director                       Mgmt          For                            For

2.3    Elect Mr. Colin K. Benner as a Director                   Mgmt          For                            For

2.4    Elect Mr. Donald Charter as a Director                    Mgmt          For                            For

2.5    Elect Mr. John H. Craig as a Director                     Mgmt          For                            For

2.6    Elect Mr. Brian D. Edgar as a Director                    Mgmt          For                            For

2.7    Elect Mr. David F. Mullen as a Director                   Mgmt          For                            For

2.8    Elect Mr. Anthony O'Reilly as a Director                  Mgmt          Against                        Against

2.9    Elect Mr. Dale C. Peniuk C.A. as a Director               Mgmt          For                            For

2.10   Elect Mr. William A. Rand as a Director                   Mgmt          For                            For

3.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 LUNDIN PETROLEUM AB                                                                         Agenda Number:  701544529
--------------------------------------------------------------------------------------------------------------------------
    Security:  W64566107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  SE0000825820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Erik Nerpin, Advokat, as the Chairman           Mgmt          For                            For
       of the meeting

3.     Approve the voting register                               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to approve the minutes               Mgmt          For                            For

6.     Approve to determine as to whether the meeting            Mgmt          For                            For
       has been duly convened

7.     Speech by the Managing Director                           Mgmt          For                            For

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report, the consolidated annual report and
       the Auditors' Group report

9.     Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet and the consolidated profit and
       loss statement and consolidated balance sheet;
       and that no dividend is declared for the FY
       2007

10.    Approve that no dividend is declared for the              Mgmt          For                            For
       FY 2007

11.    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board and the Managing Director

12.    Presentation by the Nomination Committee on:              Mgmt          For                            For
       the work of the Nomination Committee; proposal
       for election of Chairman of the Board and other
       Members of the Board, proposal for remuneration
       of the Chairman and other Members of the Board
       and proposal for remuneration of the Auditors

13.    Elect 6 Members of the Board of Directors without         Mgmt          For                            For
       Deputy Members

14.    Approve a total compensation to the Board of              Mgmt          For                            For
       Directors of SEK 3.1 million to be divided
       as follows: SEK 800,000 to the Chairman, SEK
       400,000 to other Members of the Board not employed
       in Lundin Petroleum and SEK 100,000 for each
       assignment in the Committees of the Board of
       Directors [in total not more than SEK 700,000
       for committee work]

15.    Re-elect Messers. Ian. H. Lunding, Magnus Unger,          Mgmt          For                            For
       William A. Rand, Lukas H. Lundin and Ashley
       Heppenstall as the Member of the Board, and
       elect Mr. Asbjorn Larsen as a new Member of
       the Board; and re-elect Mr. Ian H. Lundin as
       the Chairman of the Board of Directors

16.    Approve the payment of Auditor's fees upon approval       Mgmt          For                            For
       of their invoice

17.    Presentation of proposals in relation to: principles      Mgmt          For                            For
       for compensation and other terms of employment
       for the Management; remuneration of the Board
       Members for special assignments outside Directorship;
       and authorizations of the Board to adjust the
       terms and conditions of outstanding share options,
       to resolve new issue of shares and convertible
       debentures and to resolve repurchase of shares

18.    Approve the principles for compensation and               Mgmt          Abstain                        Against
       other terms of employment for Lundin Petroleum's
       Management

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       approve that the Board of Directors shall have
       disposal of an amount of not more than SEK
       2.5 million for remuneration of the Board Members
       for special assignments outside the directorship

20.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       such adjustments of the terms of the outstanding
       share option schemes which from time to time
       are necessary in order to comply with applicable
       insider trading rules; and this authorization
       shall include a right to extend the exercise
       period for outstanding share options for up
       to 6 months

21.    Authorize the Board, to decide, at 1 or more              Mgmt          For                            For
       occasions, until the next AGM: (i) to issue
       new shares with consideration in cash or in
       kind or by set-off or otherwise with conditions
       and thereby be able to resolve to disapply
       the shareholders pre-emption rights; to the
       extent the new shares are issued with disapplication
       of the shareholders pre-emption rights they
       shall be issued at a subscription price that
       closely corresponds to the market price of
       the shares at the time of the issue; (ii) to
       issue convertible debentures with consideration
       in cash or in kind or by set-off or otherwise
       with conditions and thereby be able to resolve
       to disapply the shareholders pre-emption rights;
       to the extent the convertible debentures are
       issued with disapplication of the shareholders
       pre-emption rights they shall be issued at
       a subscription price that closely corresponds
       to market value based on the market price of
       the shares at the time of the issue of the
       convertible debentures

22.    Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to decide on repurchase and sale
       of Lundin Petroleum shares on the OMX Nordic
       Exchange Stockholm; the maximum number of shares
       repurchased shall be such that shares held
       in treasury from time to time do not exceed
       5% of all shares of all shares of the Company;
       repurchase of shares on OMX Nordic Exchange
       may take place only at a price within the spread
       between the highest bid price and lowest ask
       price as registered from time to time on OMX
       Nordic Exchange Stockholm; the repurchases
       shall be made in accordance with the provision
       concerning the purchase and sale of a Company's
       own shares in the Listing Agreement with the
       OMX Nordic Exchange Stockholm AB

23.    Approve the nomination process for the AGM in             Mgmt          For                            For
       2009

24.    Other matters                                             Non-Voting

25.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MABUCHI MOTOR CO.,LTD.                                                                      Agenda Number:  701488086
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39186101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3870000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and  Final Payment Associated with
       Abolition of Retirement Benefit System for
       Directors and Auditors




--------------------------------------------------------------------------------------------------------------------------
 MACDONALD DETTWILER & ASSOCS  LTD NEW                                                       Agenda Number:  701468262
--------------------------------------------------------------------------------------------------------------------------
    Security:  554282103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  CA5542821031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the sale of the Company's Information             Mgmt          For                            For
       Systems Business, including the Geo-spatial
       Products and Services Business, to Alliant
       Techsystems Inc., and certain of its subsidiaries
       [AKT] pursuant to the terms of a purchase agreement
       among the Company, AKT, 0807865 B.C. Limited,
       and AKT Space Systems Inc., dated as 08 JAN
       2008 as may be amended from time to time [the
       Transaction Resolution] as specified

2.     Approve and ratify, the Shareholder Rights Plan           Mgmt          For                            For
       of the Company by the Board of Directors on
       08 JAN 2008 [the Rights Plan Resolution], as
       specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MACDONALD DETTWILER & ASSOCS  LTD NEW                                                       Agenda Number:  701550229
--------------------------------------------------------------------------------------------------------------------------
    Security:  554282103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  CA5542821031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Robert L. Phillips as a Director                Mgmt          For                            For

1.2    Elect Mr. Daniel E. Friedmann as a Director               Mgmt          For                            For

1.3    Elect Mr. Brian C. Bentz as a Director                    Mgmt          For                            For

1.4    Elect Mr. Thomas S. Chambers as a Director                Mgmt          For                            For

1.5    Elect Mr. Alan W. Jebson as a Director                    Mgmt          For                            For

1.6    Elect Mr. Dennis H. Chookaszian as a Director             Mgmt          For                            For

1.7    Elect Mr. Brian J. Gibson as a Director                   Mgmt          For                            For

1.8    Elect Mr. Brian G. Kenning as a Director                  Mgmt          For                            For

1.9    Elect Mr. Fares F. Salloum as a Director                  Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors of the Company           Mgmt          For                            For

3.     Ratify the New By-Laws of the Company                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MACINTOSH RETAIL GROUP NV, MAASTRICHT                                                       Agenda Number:  701525810
--------------------------------------------------------------------------------------------------------------------------
    Security:  N54137166                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  NL0000367993
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Opening and announcements                                 Non-Voting

2.a    Receive the report of the Managing Board for              Non-Voting
       the 2007 FY

2.b    Receive the report of the Supervisory Board               Non-Voting
       on the supervision exercised over the Managing
       Boar's policy in 2007

3.a    Approve the 2007 annual accounts were drawn               Mgmt          For                            For
       up by the Managing Board on March II, 2008.
       Following discussions with the Audit Committee,
       the Annual Accounts were submitted by the Managing
       Board to the Supervisory Board and discussed
       extensively in the presence of Ernst &Young
       Accountants on 13 MAR 2008; the 2007 Annual
       Accounts have been audited by Ernst &Young
       Accountants, who issued an unqualified auditors'
       report on them; the company's accountant will
       join today's meeting; the Supervisory Board
       has concluded that the Report of the Managing
       Board for 2007 meets the standards of transparency
       and the 2007 Annual Accounts give a true and
       fair view of the financial position of the
       company as at 31 DEC 2007, and of the result
       for the year then ended; the 2007 Annual Accounts
       have been signed by all members of the Supervisory
       Board and the Managing Board; the 2007 Annual
       Accounts are included on pages 53 to 108 of
       the Annual Report; it is proposed that the
       shareholders adopt the 2007 Annual Accounts
       as presented.

3.b    Approve the Macintosh Retail Group's reserve              Mgmt          For                            For
       policy is aimed at establishing a healthy financial
       position for the purpose of continuity and
       expected strategic growth through acquisitions;
       the underlying principle is that shareholders
       must be able to rely on a stable dividend distribution
       and to share in profit growth. Barring unusual
       circwnstances, Macintosh Retail Group's intention
       is to add some 60% of the net profit to reserves
       and distribute the remaining approximately
       40% to shareholders in cash or in shares; Macintosh
       Retail Group NY's reserve and dividend policy
       was approved by the General Meeting of Shareholders
       on 21 APR 2004. The Managing Board has decided,
       with the approval of the Supervisory Board,
       to add EUR 32.2 million of the net profit of
       EUR 54.5 million to reserves; the shareholders
       will be entitled to the remaining part of EUR
       22.3 million; the proposal is to distribute
       the remaining part of net profit as a cash
       dividend. This means that a eash dividend will
       be distributed to shareholders of EUR 1.00
       per share for 2007 (2006:EUR 0.83); this corresponds
       to 40.8% of the net profit and 46.9% of the
       net profit of continuing operations; the dividend
       is payable as from 05 MAY 2008; The ex-dividend
       date is 24 APR2008

3.c    Amend the Article 32 (2) of the Articles of               Mgmt          For                            For
       Association provides that the discharge from
       liability of the Managing Board must be included
       as a separate item on the agenda. It is proposed
       that the Managing Board be discharged from
       liability in respect of the fulfilment of its
       tasks in 2007, in so far as this is evidenced
       by the Annual Accounts 2007 and/or the Annual
       Report for 2007; the scope of the discharge
       granted is limited by law

3.d    Amend the Article 32 (2) of the Articles of               Mgmt          For                            For
       Association provides that the discharge from
       liability of the Supervisory Board must be
       included as a separate item on the agenda;
       it is proposed that the Supervisory Board be
       discharged from liability in respect of the
       supervision exercised over the Managing Board's
       policy in 2007, and the fulfilment of any other
       tasks, in so far as this is evidenced by the
       Annual Accounts 2007 and/or the Annual Report
       for 2007; the scope of the discharge granted
       is limited by law

4.a    Re-appoint Mr. Van Dalen as a supervisory board           Non-Voting
       Member, according to retirement schedule, Mr.
       C.H. Van Dalen is due to retire as supervisory
       board member on 22 APR 2008

4.b    Approve he profile drawn up by the Supervisory            Non-Voting
       Board for the desired composition and size
       of thc Board, as well as the desired knowledge
       and experience of individual Supervisory Board
       members, will serve as a basis for filling
       the vacancy left by the retirement of Mr Van
       Dalen; Besides the items mentioned in the profile,
       a candidate for appointment to the Supervisory
       Board is expected to match the following criteria:
       Operationally active in an internationally
       operating company listed on Euronext Amsterdam.
       (International) financial and economic knowledge
       and experience; Social expertise and commitment;
       Experience in a decentrally managed organisation
       in which people playa key role

4.c    Approve the General Meeting of Shareholders               Mgmt          For                            For
       will be given the opportunity to recommend
       a candidate to fill the vacancy left by the
       retirement of Mr Van Dalen

4.d    Approve the recommendation of the Remuneration            Non-Voting
       & Appointment Committee, the Supervisory Board
       has given careful thought to filling the expected
       vacancy, taking into account the desired composition
       and size of the Supervisory Board, as well
       as the desired knowledge and experience of
       individual Supervisory Board members, as described
       in the profile; the Supervisory Board recommend
       to the General Meeting of Shareholders its
       nomination of Mr C.H. Van Dalen for (re)appointment
       for a term of four years, subject to the suspensive
       condition that no other person is nominated
       for appointment; the recommendation for the
       appointment of Mr. Van Dalen is based on the
       fact that he perfectly meets the relevant selection
       criteria laid down in the note to item 4b.
       Mr Van Dalen is operationally active as member
       of the Managing Board and CFO of TNT NV and
       has wide ranging international financial and
       fiscal management experience in an internationally
       operating company listed on Euro next Amsterdam
       in his present as well as in fonner functions;
       the recommendation was also based on Mr Van
       Dalen's good performance as a member of the
       Supervisory Board and chairman of the Audit
       Commission over the past five years since his
       initial appointment the Central Works Council
       was closely involved in filling the vacancy
       in accordance with the strengthened right of
       recommendation of the Central Works Council
       regarding this specific position. The Central
       Works Council has stated that it will recommend
       Mr. Van Dalen for reappointment

4.e    Approve the subject to the suspensive condition           Mgmt          Abstain                        Against
       that no other person is nominated for appointment,
       the Supervisory Board proposes that the General
       Meeting of Shareholders approve the Supervisory
       Board's recommendation for (re)appointment
       of Mr. Van Dalen to the Supervisory Board for
       a term of four years, commencing immediately
       at the end of the General Meeting of Shareholders.
       Following the appointment, the new retirement
       schedule is as follows: 2009: Mr. J.G.M. van
       OiJcn; 2010: Mr. A. Niihn; 2011:  Mr Dekker;
       2012 Mr Van Dalen

5.a    Approve to enable Macintosh Retail Group to               Non-Voting
       pay the purchase price in the event of an acquisition
       in the form of shares, either in full or in
       part, where necessary, and to issue any shares
       under staff share option plans, the Managing
       Board should have limited power to issue ordinary
       shares and grant rights to acquire ordinary
       shares; the General Meeting of Shareholders
       on 24 APR 2007 authorized the Managing Board
       to issue ordinary shares for a period of 24
       months for an amount equal to 10% of the capital
       issued in the form of ordinary shares. A decision
       of the Managing Board to issue ordinary shares
       is subject to the approval of the Supervisory
       Board; It is proposed to renew the Managing
       Board's authority to issue ordinary shares,
       including the granting of rights to acquire
       ordinary shares, as provided for in Article
       7 of the Articles of Association, for a period
       of 24 months commencing from the date of this
       General Meeting of Shareholders for an amount
       equal to 10% of the capital issued in the form
       of ordinary shares

5.b    Authorize the Managing Board to limit or exclude          Non-Voting
       pre-emption rights of shareholders upon the
       issue of ordinary shares for a period of 24
       months for an amount equal to 10% of the capital
       issued in the form of ordinary shares. A decision
       of the Managing Board to limit or exclude pre-emption
       rights is subject to the approval of tbe Supervisory
       Board; It is proposed to renew the Managing
       Board's authority to limit or exclude pre-emption
       rights of shareholders upon the issue of ordinary
       shares, including the granting of rights to
       acquire ordinary shares, as provided for in
       Article 8 of the Articles of Association, for
       a period of 24 months commencing from the date
       of this General Meeting of Shareholders; this
       authority is limited to the amount of ordinary
       shares which can be issued pursuant to a decision
       of the Managing Board

6.     Amend the Article 10 of the Articles of Association,      Mgmt          For                            For
       the company can acquire shares in its own capital
       pursuant to a decision of the Managing Board,
       approved by the Supervisory Board, provided
       it has been authorized to do so by the General
       Meeting in accordance with Section 98 of Book
       2 of the Netherlands Civil Code.; this authorization
       was given by the General Meeting of Shareholders
       to the Managing Board on 24 APR 2007 for a
       maximum period of 18 months; it is proposed
       to authorize the Managing Board, subject to
       the approval of the Supervisory Board, for
       a period of 18 months starting on the day of
       this General Meeting of Shareholders, to acquire
       as many of the company's own shares, either
       privately or on tbe stock exchange, as is allowed
       by law and under the Articles of Association
       at a price not exceeding the stock exchange
       price plus 10%

7.     Approve the audit of the financial statements             Mgmt          Abstain                        Against
       to Ernst & Young accoutants for an unlimited
       period of time, on the understanding that the
       supervisory board or managing board can cancel
       the engagement prematurely if the performance
       of Ernst & Young accoutants or any other circumstances
       so dictate; it was agreed that the managing
       board reports once every 4 years on the main
       conclusions regarding the performance of the
       external auditor to the annual meeting of shareholders;
       meeting have taken place with the external
       auditor and the audit commission and the main
       conclusions were discussed with the supervisory
       baord; the most important conclusion was that
       the control of the annual accounts meets the
       requirements

8.     Announcement, any other business and closing              Non-Voting
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 MACNICA,INC.                                                                                Agenda Number:  701625432
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3924U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3862950007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Appoint Chairperson, Add               Mgmt          For                            For
       Chairperson to be Convocator of   Shareholders
       Meetings




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                               Agenda Number:  701405068
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5700Y109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000MCG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE LIMITED.
       THANK YOU.

       Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report for the YE
       30 JUN 2007

1.     Adopt the remuneration report included in MCIL's          Mgmt          Against                        Against
       Directors' report for the YE 30 JUN 2007

2.     Re-elect Mr. Rodney H. Keller as a Director               Mgmt          For                            For
       of MCIL

3.     Approve the issue of shares in MCIL as components         Mgmt          For                            For
       of Stapled Securities upon any exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Exchangeable Bonds as specified, for
       the purposes of ASX Listing Rule 7.1 and all
       other purposes

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       MACQUARIE MCG INTERNATIONAL LIMITED. THANK
       YOU.

       Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report for the YE
       30 JUN 2007

1.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the MMCGIL and authorize the Directors to
       determine their remuneration

2.     Re-elect Mr. Thomas Davis as a Director of MMCGIL         Mgmt          For                            For

3.     Approve the issue of shares in MMCGIL as components       Mgmt          For                            For
       of Stapled Securities upon an exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Exchangeable Bonds as specified, for
       the purposes of ASX Listing Rule 7.1 and all
       other purposes

S.4    Adopt the New Bye-Laws of MMCGIL in substitution          Mgmt          For                            For
       for the Existing Bye-Laws

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       MACQUARIE COMMUNICATIONS INFRASTRUCTURE TRUST.
       THANK YOU.

1.     Approve the issue of units in MCIT as components          Mgmt          For                            For
       of Stapled Securities upon an exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Exchangeable Bonds as specified, for
       the purposes of ASX Listing Rule 7.1 and all
       other purposes




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701411530
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5701W102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the Trust for the               Non-Voting
       YE 30 JUN 2007 and an update on recent activities

1.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and all other purposes, the issue of units
       in the Trust to Macquarie DDR Management Limited
       in lieu of performance fees [should performance
       fees become payable], in accordance with listing
       Rule 7.1, the conditions of a waiver from ASX
       Listing Rule 10.11 previously granted by ASX
       Limited and Clause 19 of the constitution of
       the Trust, in respect of each quarter from
       01 JAN 2008 up to and including the quarter
       ending 31 DEC 2010




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INTERNATIONAL INFRASTRUCTURE FUND LTD                                             Agenda Number:  701504323
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5759W104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BMG5759W1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors and Auditors              Mgmt          For                            For
       report and the financial statements for the
       FYE 31 DEC 2007

2.     Re-elect Mr. Lee Suet Fern as a Director of               Mgmt          For                            For
       the Company

3.     Re-elect Mr. Michael David Hamer as a Director            Mgmt          For                            For
       of the Company

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Company Auditors and authorize the Directors
       to fix their remuneration

S.5    Amend the Bye Law 60[A] of the Bye-Laws of the            Mgmt          For                            For
       Company by deleting the amount of USD 200,000
       and substituting it with USD 400,000

6.     Authorize the Directors to allot and issue shares         Mgmt          For                            For
       in Company such that the aggregate number of
       shares to be issued in the aggregate number
       of shares to be issued on pro rata basis to
       existing shareholders of Company does not exceed
       50% and 20% respectively of issued share capital
       of the Company

7.     Approve the Company and its subsidiaries to               Mgmt          For                            For
       enter in to any transactions falling within
       types if interested persons transactions provided
       such transactions are in accordance with the
       appendix to the letter to the shareholders
       dated 25 MAR 2008

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTIONS.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAEDA CORPORATION                                                                           Agenda Number:  701633821
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39315106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3861200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MAEDA ROAD CONSTRUCTION CO.,LTD.                                                            Agenda Number:  701637956
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39401104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3861600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MAKINO MILLING MACHINE CO.,LTD.                                                             Agenda Number:  701610948
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39530100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3862800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MANDARIN ORIENTAL INTL LTD                                                                  Agenda Number:  701539732
--------------------------------------------------------------------------------------------------------------------------
    Security:  G57848106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  BMG578481068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements for 2007  and            Mgmt          For                            For
       declare a final dividend

2.     Re-elect Dr. Richard Lee as a Director                    Mgmt          Against                        Against

3.     Re-elect Mr. Robert Leon as a Director                    Mgmt          For                            For

4.     Re-elect Mr. James Waltkins as a Director                 Mgmt          Against                        Against

5.     Re-elect Mr. John R Witt as a Director                    Mgmt          Against                        Against

6.     Approve to fix the Directors fees                         Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors to allot or issue shares          Mgmt          For                            For
       and to make or grant offers, agreements and
       options which would or might require shares
       to be allotted, during and after the relevant
       period, not exceeding USD 16.5 million, otherwise
       than pursuant to i) a rights issue; or ii)
       the issue of the shares pursuant to the Company's
       Employee Share Purchase Trust, shall not exceed
       USD 2.4 million, and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

9.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, subject to and in accordance
       with all applicable laws and regulations; not
       exceeding 15% of the aggregate nominal amount
       of the issued share capital; the approval in
       paragraph (a) where permitted by applicable
       laws and regulations and in paragraph (b) extend
       to permit the purchase of shares of the Company
       (i) by subsidiaries of the Company and (ii)
       pursuant to the terms of put warrants or financial
       instruments having similar effect [Put Warrants]
       whereby the Company can be required to purchase
       its own shares, provided that where Put Warrants
       are issued or offered pursuant to a rights
       issue and the price which the Company may pay
       for the shares purchased on exercise of Put
       Warrants shall not exceed 15% more than the
       average of the market quotations for the shares
       for a period of not more than 30 nor less than
       the 5 dealing days falling 1 day prior to the
       date of any public announcement by the Company
       of the proposed issue of the Put Warrant; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the meeting id required
       is to be held by law]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE AND AUDITORS NAME. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MANITOU BF SA, ANCENIS                                                                      Agenda Number:  701568822
--------------------------------------------------------------------------------------------------------------------------
    Security:  F59766109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  FR0000038606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented,
       earnings for the FY: EUR 83,062,211.29

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code; approve the said
       report and the agreements referred to therein

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.90 Paragraph
       4 of the French Commercial Code; approve the
       terms of the agreement entered in with Mr.
       Frederic Martin, Member of the Executive Committee,
       during FY 2007, with regard to leave indemnities

O.5    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 83,062,211.29 prior retained
       earnings: EUR 40,403,624.75 distributable income:
       EUR 123,465,836.04 optional reserve: debit
       of EUR 35,000,000.00 dividends: debit of EUR
       39,699,492.00 new retained earnings: EUR 48,766,344.04
       the shareholders will receive a net dividend
       of EUR 1.05 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code; this dividend will be paid on 12 JUN
       2008 as required by law

O.6    Approve to award total annual fees of EUR 119,400.00      Mgmt          For                            For
       to the Supervisory Board

O.7    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 65.00, minimum sale price
       EUR 15.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 245,758,760.00;
       [Authority expires at the end of 18 month period];
       and to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 07
       JUN 2006 in its Resolution 6

O.8    Ratifies the appointment of Mr. Sebastien Braud           Mgmt          For                            For
       as a Member of the Supervisory Board, to replace
       Marie-Claude Braud next to her resignation,
       for a 6 year period, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FY 2014

E.9    Authorize the Executive Committee to grant,               Mgmt          For                            For
       in one or more transactions, to employees of
       the Company and Corporate Members chosen by
       it, options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 450,000.00; [Authority expires at the
       end of 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities

E.10   Amend Article 9 of the by laws, entitled: rights          Mgmt          Against                        Against
       and obligations linked to shares

E.11   Amend Article 13 of the by laws, entitled: powers         Mgmt          For                            For
       and obligations of the Executive Committee

E.12   Amend Article 20 of the by laws, entitled: general        Mgmt          For                            For
       meetings

E.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AMOUNTS AND VALUES. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAPELEY LTD                                                                                 Agenda Number:  701541028
--------------------------------------------------------------------------------------------------------------------------
    Security:  G58216105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B0BHCR03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet of the Company        Mgmt          For                            For
       and the consolidated accounts of the Group
       for the YE 31 DEC 2007 together with the reports
       of the Directors and the Auditors

2.     Approve the report to the remuneration Committee          Mgmt          Against                        Against
       in relation to the policy and practice [as
       summarized in the Annual Review and Summary
       Financial Summary 2007 and set out on pages
       47 to 50 of the Annual Report and Accounts]
       for the FYE 31 DEC 2007

3.     Re-elect Mr. Roger Carey as a Director                    Mgmt          Against                        Against

4.     Re-elect Mr. Charles Parkinson as a Director              Mgmt          Against                        Against

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          Against                        Against
       of the Company to hold Office from the conclusion
       of this meeting until the conclusion of the
       next AGM at which accounts are laid before
       the Company and authorize the Audit Committee
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 MAPELEY LTD                                                                                 Agenda Number:  701592520
--------------------------------------------------------------------------------------------------------------------------
    Security:  G58216105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  GB00B0BHCR03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company in accordance with the              Mgmt          For                            For
       Companies [Purchase of own shares] ordinance
       1998 [the 'Ordinance'] to make market purchases
       [as specified] provided that: the maximum number
       of ordinary shares authorized to be purchased
       is up to 4,437,320 ordinary shares; the minimum
       price which may be paid for an ordinary share
       is GBP 0.01; the maximum price which may be
       paid for an ordinary share is an amount equal
       to the higher of not more than 5% above the
       average of the middle-market quotations for
       an ordinary share as derived from the London
       Stock Exchange's Daily Official List for the
       5 business days immediately preceding the day
       on which that ordinary share is purchased and
       either the higher of the price quoted for the
       last independent trade of or the highest current
       independent bid for any number of ordinary
       shares on the London Stock Exchange at the
       time of purchase; [Authority shall expire at
       the AGM of the Company in 2009 unless such
       authority is varied, revoked or renewed prior
       to such date by an ordinary resolution of the
       Company in general meeting]; the Company may
       make a contract to purchase ordinary shares
       under such authority prior to its expiry which
       will or may be executed wholly or partly after
       its expiration and the Company may make a purchase
       of ordinary shares pursuant to any such contract

S.2    Amend Article 4(3) of the Articles of Association         Mgmt          For                            For
       of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 MAPLE LEAF FOODS INC NEW                                                                    Agenda Number:  701521747
--------------------------------------------------------------------------------------------------------------------------
    Security:  564905107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CA5649051078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Purdy Crawford as a Director                    Mgmt          For                            For

1.2    Elect Mr. Jeffrey Gandz as a Director                     Mgmt          For                            For

1.3    Elect Mr. James F. Hankinson as a Director                Mgmt          For                            For

1.4    Elect Mr. Robert W. Hiller as a Director                  Mgmt          For                            For

1.5    Elect Mr. Chaviva M. Hosek as a Director                  Mgmt          For                            For

1.6    Elect Mr. Claude R. Lamoureux as a Director               Mgmt          For                            For

1.7    Elect Mr. Donald Loadman as a Director                    Mgmt          For                            For

1.8    Elect Mr. G. Wallace F. McCain as a Director              Mgmt          For                            For

1.9    Elect Mr. J. Scott McCain as a Director                   Mgmt          For                            For

1.10   Elect Mr. Michael H. McCain as a Director                 Mgmt          For                            For

1.11   Elect Ms. Diane E. McGarry as a Director                  Mgmt          For                            For

1.12   Elect Mr. J. Edward Newall as a Director                  Mgmt          For                            For

1.13   Elect Mr. Gordon Ritchie as a Director                    Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Corporation and authorize
       the Directors to fix their remuneration

3.     Amend the 1982 Share Option Plan [as specified]           Mgmt          For                            For

4.     Amend the 2004 Share Incentive Plan [as specified]        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARAZZI GROUP S.P.A., MODENA                                                                Agenda Number:  701517178
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6603Y102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  IT0000741832
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 09:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statements as at 31 DEC             Mgmt          For                            For
       2007, report of the Directors on the Management,
       report of the Board of Statutory Auditors,
       and the consolidated balance sheet as at 31
       DEC 2007, inherent and consequent resolutions

2.     Approve the Company's appointments, inherent              Mgmt          For                            For
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 MARINE HARVEST ASA                                                                          Agenda Number:  701595083
--------------------------------------------------------------------------------------------------------------------------
    Security:  R2326D105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  NO0003054108
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS

1.     Elect the Chairman to preside over the meeting            Mgmt          For                            For
       and an individual to sign the minutes of the
       meeting together with the elected Chairman

2.     Approve the notice and the proposed agenda                Mgmt          For                            For

3.     Cheif Executive Officer Ase Aulie Michelet to             Mgmt          For                            For
       provide a briefing on the business of the Marine
       Harvest Group

4.     Approve the annual accounts for Marine Harvest            Mgmt          Abstain                        Against
       ASA and the Marine Harvest group as well as
       the Board of Directors' report for 2007

5.     Approve that Marine Harvest ASA's loss for the            Mgmt          For                            For
       FY 2007 which is covered by transferring a
       corresponding amount from other equity

6.     Authorize the Board, pursuant to Section 9-4              Mgmt          Against                        Against
       of the Public Limited Companies Act, to purchase
       shares in the Company up to a maximum total
       nominal value of NOK 260,917,374.68, which
       equals 10% of the current share capital and
       the shares may be purchased at a maximum price
       of NOK 12 per share and a minimum price corresponding
       to their nominal value NOK 0.75 per share;
       [Authority shall remain in force until the
       next AGM but no longer than 01 JUL 2009]; the
       power of attorney covers all forms of acquisition
       of shares in the Company; shares purchased
       in accordance with this power of attorney may
       be divested in any way, including sales in
       the open market and as consideration in transactions;
       general equal treatment principles shall always
       be complied with in relation to transactions
       with shareholders based on the power of attorney;
       if the nominal value of the company's shares
       changes during the term of this power of attorney,
       the limits of the power of attorney will change
       accordingly; and this power of attorney

7.     Authorize the Board, pursuant to Section 10-14            Mgmt          For                            For
       of the Public Limited Companies Act, to increase
       the Company's share capital by up to NOK 652,293,436.69,
       from NOK 2,609,173,746.75 up to NOK 3,261,467,183.44
       by issuing up to 869,724,582 new shares at
       a nominal value of NOK 0.75 per share; [Authority
       shall be valid from the date of its approval
       and until the AGM in 2009, but no longer than
       01 JUL 2009]; the power of attorney can be
       used for one or several capital increases;
       the terms of any subscription for new shares
       resolved pursuant to this power of attorney
       shall remain within the limits stated and decided
       by the Board; this power of attorney includes
       the right to set aside the shareholders' pre-emption
       right to subscribe for shares pursuant to Section
       10-4 of the Public Limited Companies Act; the
       Board may decide that the consideration to
       be made by subscribers in capital increases
       decided on the basis of this power of attorney
       may be made by transferring other assets than
       cash to the Company, by set-off or through
       the assumption by the company of special obligations
       cfr. Section 10-2 of the Public Limited Companies
       Act; if settlement of a share subscription
       shall be made by transferring other assets
       than cash to the Company, the Board may decide
       that such assets shall be transferred directly
       to a subsidiary subject to a corresponding
       settlement taking place between the subsidiary
       and the Company; the power of attorney also
       applies to capital increases required in connection
       with mergers pursuant to Section 13-5 of the
       Public Limited Companies Act; the power of
       attorney may also be used in the events referred
       to in Section 5-15 of the Stock Exchange Act;
       the power of attorney includes the right and
       duty to change Article 4 of the Articles of
       Association in accordance with the amount of
       any capital increase resolved on the basis
       of this power of attorney

8.     Approve: the Directors fees for the period 2007           Mgmt          For                            For
       and 2008 as follows: the Chairman of the Board
       NOK 750,000; the Vice Chairman of the Board
       NOK 350,000; and the Directors of the Board
       NOK 275,000; and the Auditors' fees as NOK
       1,360,000 in 2007

9.1    Re-elect Mr. Svein Aaser as a Director for 2              Mgmt          For                            For
       years

9.2    Re-elect Mr. Leif Frode Onarheim as a Director            Mgmt          For                            For
       for 1 year

9.3    Re-elect Mr. Solveig Strand as a Director for             Mgmt          For                            For
       1 year

9.4    Re-elect Ms. Kathrine Mo as a Director for 1              Mgmt          For                            For
       year

9.5    Elect Ms. Celina Midelfart as a Director for              Mgmt          For                            For
       2 year

9.6    Elect Ms. Cecilie Fredriksen as a Director for            Mgmt          For                            For
       2 year

9.7    Elect Mr. Thorleif Enger as a Director for 2              Mgmt          For                            For
       years

10.    Approve the principles for determination of               Mgmt          For                            For
       the compensation for Senior Executives which
       the Board has decided to apply for the financial
       year 2008 and the Bonus Scheme for employees
       based on the development in the Company's share
       price which the Board has determined in 2007;
       and acknowledge the Board's statement on the
       application of the principle for compensation
       in Executives in the FY 2007

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to request the Board to carry out a
       survey of the relative costs and advantages
       from solving biological and sanitary problems
       regarding Marine Harvest's operations by introducing
       alternative technology and operating methods
       and to compare them with the costs, advantages
       and risk associated with the relevant proposal
       to expand the operations to new coastal areas




--------------------------------------------------------------------------------------------------------------------------
 MARR S.P.A.                                                                                 Agenda Number:  701481880
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6456M106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  IT0003428445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve the financial statements as at 31 DEC             Mgmt          For                            For
       2007

O.2    Approve the fixing the number of the Directors            Mgmt          For                            For
       and their appointment, appoint the Chairman
       of the Board of Directors, fixing the remuneration
       for the Board of Directors

O.3    Appoint the statutory Auditors and of their               Mgmt          For                            For
       remuneration, fixing of their remuneration

O.4    Approve to revocation of the deliberation of              Mgmt          For                            For
       the meeting dated 20 APR 2007 as to the purchase
       and disposal of own shares

E.1    Amend the Article 11 of the Company's By-Laws             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARSHALLS PLC, BIRKBY                                                                       Agenda Number:  701534489
--------------------------------------------------------------------------------------------------------------------------
    Security:  G58718100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB00B012BV22
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2007 together with
       the Auditors' report

2.A    Re-appoint KPMG Audit Plc as the Auditors at              Mgmt          For                            For
       which accounts are present to to hold office
       until the conclusion of the next AGM

2.B    Authorize the Directors to determine their remuneration   Mgmt          For                            For

3.     Declare a final dividend of 9.30 pence per ordinary       Mgmt          For                            For
       share is recommended by the Directors for payment
       to shareholders on the Register of Members
       of the Company at the close of business on
       06 JUN 2008, subject to the approval by the
       ordinary shareholders at the AGM, the dividend
       will be paid on 04 JUL 2008, an interim dividend
       of 4.55 pence per ordinary share was paid on
       05 DEC 2007

4.     Re-appoint Mr. Ian Burrell as a Director, who             Mgmt          For                            For
       will retire by rotation

5.     Re-appoint Mr. Bill Husselby as a Director,               Mgmt          For                            For
       who will retire by rotation

6.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

7.     Approve to renew the Directors general authority          Mgmt          For                            For
       to issue relevant securities up to an nominal
       amount of GBP 11,723,437 representing approximately
       one third of the current issued share capital
       of the company [excluding treasury shares];
       the Directors have no present intention of
       exercising this authority; and the Company
       is holding 2,425,000 shares in treasury representing
       1.724% of the Company's issued ordinary share
       capital [excluding treasury shares] as at 31
       MAR 2008; [Authority expire at the next AGM]

S.8    Approve to renew the Directors authority to               Mgmt          For                            For
       allot equity securities for cash, without first
       offering them to shareholders pro rata to their
       holdings; this authority facilitates issues
       made by way of rights to shareholders which
       are not strictly in accordance with Section
       89 of the Companies Act, and authorizes other
       allotments of up to a maximum aggregate nominal
       amount of GBP 1,788,828 representing approximately
       5% of the current issued ordinary share capital
       of the Company, this authority also allows
       the Directors, within the same aggregate limit,
       to sell for cash shares that may be held by
       the Company in treasury; the Directors have
       no present intention of exercising this authority;
       [Authority expire at the next AGM]

S.9    Approve to renew the Company's authority to               Mgmt          For                            For
       purchases of its own shares in the market during
       the period until the next AGM of the Company
       for up to 20,961,506 shares [14.9% of the current
       issued ordinary share capital [excluding treasury
       shares] of the Company]; the price payable
       shall not be more than the higher of: (a) 5%
       above the average price of the middle market
       quotation as derived from the London Stock
       Exchange Daily Official List for the ordinary
       share for the 5 business days before the purchase
       is made; and (b) an amount equal to the higher
       of the price of the last independent trade
       and the highest current independent bid as
       derived form the London Stock Exchange Trading
       System [in each case exclusive of any expenses]
       and, in any event, not less than 25 pence per
       share being the nominal value of the shares

S.10   Adopt the New Articles of Association [New Articles]      Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 MARSTON'S PLC, WOLVERHAMPTON                                                                Agenda Number:  701435326
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5852L104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jan-2008
        ISIN:  GB00B1JQDM80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's accounts and              Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors for the 52 weeks ended 29 SEP 2007

2.     Declare and confirm the dividends                         Mgmt          For                            For

3.     Re-elect Mr. Miles Emley                                  Mgmt          For                            For

4.     Re-elect Mr. Stephen Oliver                               Mgmt          For                            For

5.     Re-elect Mr. Paul Inglett                                 Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Independent Auditors of the Company and authorize
       the Directors to fix their remuneration

7.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 29 SEP 2007, as specified

8.     Authorize the Board, pursuant to Section 80               Mgmt          For                            For
       of the Companies Act 1985, to allot relevant
       securities [Section 80 of the Companies Act
       1985] up to an aggregate nominal amount of
       GBP 6,886,573; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 25 APR 2009]; and the Board may allot relevant
       securities in pursuance of such an offer or
       agreement as if the authority conferred hereby
       had not expired

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the previous Resolution and pursuant to
       Section 95 of the Companies Act 1985, to allot
       equity securities [Section 94(2) and Section
       94(3A) of the said Act] for cash pursuant to
       the authority conferred by the previous Resolution,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with an issue in favor of
       ordinary shareholders; and b) up to an aggregate
       nominal amount of GBP 1,032,986; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 25 APR 2009]; and
       the Board may allot equity securities in pursuance
       of such an offer or agreement as if the power
       conferred hereby had not expired

S.10   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act] of up
       to 41,991,752 ordinary shares of 7.375p each
       at a minimum price which may  be paid for such
       shares is 7.375p per share; the maximum price
       which may be paid for a share is higher of:
       up to 105% of the average of the middle market
       quotations of the ordinary shares of the Company
       in the Daily Official List of the London Stock
       Exchange, over the previous 5 business days
       and an amount equal to the higher of the price
       of the last independent trade of an ordinary
       share as derived from the London Stock Exchange
       Trading System; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 25 APR 2009 [except in relation to the
       purchase of shares the contract for which was
       made before the expiry of such authority and
       which might be concluded wholly or partly after
       such expiry]]

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       with effect from the date on which Section
       175 of the Companies Act 2006 is brought into
       force by making the alterations marked on the
       print of the Articles of Association produced
       to the meeting marked 'B' and initialled by
       the Chairman for the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 MARTINREA INTL INC                                                                          Agenda Number:  701570118
--------------------------------------------------------------------------------------------------------------------------
    Security:  573459104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  CA5734591046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Messrs. Fred Jaekel, Rob Wildeboer, Natale          Mgmt          For                            For
       Rea, Zoran Arandjelovic, Fred Olson and Suleiman
       Rashid as the Directors as specified

2.     Re-appoint KPMG LLP as the Auditors of the Corporation    Mgmt          For                            For
       and authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 MARUBUN CORPORATION                                                                         Agenda Number:  701630382
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39818109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3877500003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MARUDAI FOOD CO.,LTD.                                                                       Agenda Number:  701633869
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39831128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3876400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUHA NICHIRO HOLDINGS,INC.                                                                Agenda Number:  701628301
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4001N100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3876700000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MARUICHI STEEL TUBE LTD.                                                                    Agenda Number:  701630332
--------------------------------------------------------------------------------------------------------------------------
    Security:  J40046104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3871200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUSAN SECURITIES CO.,LTD.                                                                 Agenda Number:  701620848
--------------------------------------------------------------------------------------------------------------------------
    Security:  J40476103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3874800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Financial       Instruments and
       Exchange Law  , Eliminate Resolutions to Remove
       Directors     Special Resolutions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor as Outside         Mgmt          For                            For
       Corporate Auditor

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MARUZEN SHOWA UNYU CO.,LTD.                                                                 Agenda Number:  701637742
--------------------------------------------------------------------------------------------------------------------------
    Security:  J40777104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3876000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Establish       Mgmt          Against                        Against
       Articles Related to       Authorize Board to
       Adopt Anti-Takeover Defense Measures

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MATSUI SECURITIES CO.,LTD.                                                                  Agenda Number:  701620622
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4086C102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2008
        ISIN:  JP3863800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Financial       Instruments and
       Exchange Law

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MAYR MELNHOF KARTON AKTIENGESELLSCHAFT                                                      Agenda Number:  701533540
--------------------------------------------------------------------------------------------------------------------------
    Security:  A42818103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  AT0000938204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, Management and the             Mgmt          For                            For
       Supervisory reports for the year 2007

2.     Approve the allocation of net income                      Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       for the FY 2007

4.     Approve the actions of the Supervisory Board              Mgmt          For                            For
       for the FY 2007

5.     Approve the remuneration of the members of the            Mgmt          For                            For
       Supervisory Board for 2007

6.     Elect the gentlemen Mr. Dr. Held, Mr. Leeb and            Mgmt          For                            For
       Mr. Mag. Mayr-Melnhof in the supervisory Board

7.     Elect the auditors for the FY 2008                        Mgmt          For                            For

8.     Authorize the Board of Directors for the acquisition      Mgmt          Abstain                        Against
       and repurchase of own shares according par.65




--------------------------------------------------------------------------------------------------------------------------
 MCBRIDE PLC                                                                                 Agenda Number:  701376902
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5922D108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  GB0005746358
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Company's annual accounts         Mgmt          For                            For
       for the FYE 30 JUN 2007 together with the Directors'
       report and the Auditors' report on those accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 JUN 2007 and the Auditors' report
       thereon

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       for the YE 30 JUN 2007

4.     Re-elect Mr. John (Iain) Grant Napier as a Non-Executive  Mgmt          For                            For
       Chairman

5.     Re-elect Mr. Miles William Roberts as an Executive        Mgmt          For                            For
       Director, who retires in accordance with the
       Company's Articles of Association

6.     Re-elect Mr. Christine Anne Bogdanowicz-Bindert           Mgmt          For                            For
       as a Non-Executive Director

7.     Re-elect Mr. Robert Anthony Lee as a Non-Executive        Mgmt          For                            For
       Director

8.     Re-elect Mr. Colin Deverell Smith as a Non-Executive      Mgmt          For                            For
       Director

9.     Re-elect Mr. Henri Talerman as a Non-Executive            Mgmt          For                            For
       Director

10.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company, until the conclusion of the next
       general meeting at which the accounts are laid
       before the Company

11.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

12.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Section 80 of the Companies
       Act 1985 [the Act], to allot relevant securities
       [Section 80(2) of the Act] up to an aggregate
       nominal amount of GBP 6.0 million [not more
       than one third of the nominal value of the
       Company's issued ordinary share capital, excluding
       treasury shares, as at 06 SEP 2007]; [Authority
       expires the earlier of the next AGM of the
       Company or 15 months]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution 12 and pursuant
       to Section 95(1) of the Companies Act 1985
       [the Act], to allot equity securities [Section
       94 of the Act] of the Company pursuant to the
       authority conferred by Resolution 12 and/or
       where such allotment constitutes an allotment
       of equity securities by virtue of Section 94(3A)
       of the Act, disapplying the statutory pre-emption
       rights [Section 89(1) of the said Act], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of ordinary shareholders;
       and/or b) up to an aggregate nominal amount
       of GBP 904,369 [5% of the issued ordinary share
       capital as at 06 SEP 2007]; [Authority expires
       the earlier of the next AGM of the Company
       or 15 months]; and authorize the Directors
       to allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163(3) of the
       Act] of up to 18,080,000 ordinary shares [10%
       of the Company's issued ordinary share capital
       as at 06 SEP 2007] on the London Stock Exchange
       of shares of 10 pence each in its capital [shares],
       at a minimum price of 10 pence per share and
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the next AGM of the Company or 15 months];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.15   Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company in the form produced to the
       meeting and for the purpose of identification,
       initialed by the Chairman, as specified




--------------------------------------------------------------------------------------------------------------------------
 MDS INC                                                                                     Agenda Number:  701456623
--------------------------------------------------------------------------------------------------------------------------
    Security:  55269P302                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Mar-2008
        ISIN:  CA55269P3025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. P.S. Anderson as a Director                     Mgmt          For                            For

1.2    Elect Mr. W.D. Anderson as a Director                     Mgmt          For                            For

1.3    Elect Mr. S.P. Defalco as a Director                      Mgmt          For                            For

1.4    Elect Mr. W.A. Etherington as a Director                  Mgmt          For                            For

1.5    Elect Mr. R.W. Luba as a Director                         Mgmt          For                            For

1.6    Elect Mr. J.S.A. Macdonald as a Director                  Mgmt          For                            For

1.7    Elect Mr. J.T. Mayberry as a Director                     Mgmt          For                            For

1.8    Elect Mr. R.H. McCoy as a Director                        Mgmt          For                            For

1.9    Elect Mr. M.A. Mogford as a Director                      Mgmt          For                            For

1.10   Elect Mr. K.M. O'Neill as a Director                      Mgmt          For                            For

1.11   Elect Mr. N.M. Sims as a Director                         Mgmt          For                            For

2.     Appoint Ernst Young LLP as the Auditors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEDION AG, ESSEN                                                                            Agenda Number:  701523068
--------------------------------------------------------------------------------------------------------------------------
    Security:  D12144107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  DE0006605009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 23 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and  the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 22,254,019 as follows: payment
       of a dividend of EUR 0.15 per share EUR 15,354,397
       shall be allocated to the revenue reserves
       Ex-dividend and payable date: 15 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 12 NOV 2009; the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes, and to retire the
       shares

6.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Maerkische Revision GmbH, Essen




--------------------------------------------------------------------------------------------------------------------------
 MEGGITT PLC                                                                                 Agenda Number:  701501884
--------------------------------------------------------------------------------------------------------------------------
    Security:  G59640105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0005758098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2007, together with the reports
       of the Directors and the Auditors thereon [the
       annual reports and accounts]

2.     Approve the remuneration report contained in              Mgmt          For                            For
       the annual report and the accounts

3.     Acknowledge the recommendation of the Directors           Mgmt          For                            For
       as to a final dividend for the YE 31 DEC 2007
       of 5.75 pence for each ordinary share in the
       Company and, if thought fit, approve to declare
       a dividend accordingly

4.     Re-elect Sir. Colin Terry as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Article 75 of the Company's Articles of
       Association

5.     Re-elect Mr. T. Twigger as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Article 75 of the Company's Articles of
       Association

6.     Re-elect Mr. D. A. Robins as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Article 75 of the Company's Articles of
       Association

7.     Re-elect Sir. Alan Cox as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in accordance
       with i) Article 79 of the Company's Articles
       of Association ii) A.7.2 of the combined code
       on corporate governance [issued in 2006]

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next meeting at which accounts are laid
       before the Company

9.     Authorize the Directors to set the fees paid              Mgmt          For                            For
       to the Auditors

10.    Approve to renew the authority and power to               Mgmt          For                            For
       allot relevant securities conferred on the
       Board by Article 4(B) of the Company's Articles
       of Association, that the period ending on the
       date of the AGM in 2009 or, if earlier, on
       the date 15 months after the passing of this
       resolution shall be a prescribed period for
       the purposes of Article 4[B] of the Company's
       Articles of Association, and that for such
       period the Section 80 amount shall be GBP 10,976,400

S.11   Approve, subject to the passing of Resolution             Mgmt          For                            For
       10, the authority and power to allot equity
       securities conferred on the Board by Article
       4(C) of the Company's Articles of Association
       be and is hereby renewed, that the period ending
       on the date of the AGM in 2009 or, if earlier,
       on the date 15 months after the passing of
       this resolution shall be a prescribed period
       for the purposes of Article 4(C) of the Company's
       Articles of Association, and that for such
       period the Section 89 amount shall be GBP 1,646,460

12.    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       366 of the Companies Act 2006 to, make political
       donations to political parities or independent
       election candidates [as such terms are defined
       in Section 363 and 364 of the Companies Act
       2006], not exceeding GBP 20,000 in aggregate;
       make political donations to political organization
       other than political parties [as such terms
       are defined in Section 363 and 364 of the Companies
       Act 2006], not exceeding GBP 20,000 and to
       incur political expenditure [as such terms
       are defined in Section 365 of the Companies
       Act 2006] not exceeding GBP 20,000 in aggregate
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 12 months
       after the date of the passing of this resolution]
       provided that the maximum amounts preferred
       in this resolution and may comprise sums in
       different currencies which shall be converted
       at such rate as the Board may in its absolute
       discretion determined to be appropriate

13.    Approve the Meggitt 2008 Sharesave scheme [               Mgmt          For                            For
       as specified] and authorize the board to all
       acts and things which it may consider necessary
       or describe to carry the same into effect and
       to make such changes and it may consider appropriate
       for that purpose, including making any changes
       required by HR revenue and customs

14.    Authorized the Directors to establish future              Mgmt          For                            For
       schemes for the benefit of the employees outside
       the united kingdoms based on the Meggitt 2008
       Sharesave scheme modified to the external necessary
       or describe to take account of non united kingdom
       tax, securities and exchange control laws and
       regulations ,provided that such schemes must
       operate with in the limit of the individual
       or overall participation [as specified]

S.15   Approve and adopt the new Article of Association          Mgmt          Against                        Against
       of the Company in substitution for and to the
       exclusion of all existing Article of Association
       of the Company, as specified

       To transact any other ordinary business of an             Non-Voting
       AGM




--------------------------------------------------------------------------------------------------------------------------
 MEIDENSHA CORPORATION                                                                       Agenda Number:  701620913
--------------------------------------------------------------------------------------------------------------------------
    Security:  J41594102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3919800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense          Measures,
       Authorize Board to Adopt Anti-Takeover Defense
       Measures

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MEIJI SEIKA KAISHA,LTD.                                                                     Agenda Number:  701627018
--------------------------------------------------------------------------------------------------------------------------
    Security:  J41766106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3917000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MEITEC CORPORATION                                                                          Agenda Number:  701598130
--------------------------------------------------------------------------------------------------------------------------
    Security:  J42067108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3919200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MELROSE PLC, LONDON                                                                         Agenda Number:  701528640
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5973B126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B23DKN29
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's audited financial statement         Mgmt          For                            For
       for the FYE 31 DEC 2007, together with the
       Directors' report and the Auditors' report
       on those financial statements

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.     Re-elect Mr. Simon Peckham as a Director of               Mgmt          For                            For
       the Company, who retire by rotation

4.     Re-elect Mr. David Roper as a Director of the             Mgmt          For                            For
       Company, who retire by rotation

5.     Re-elect Mr. John Grant as a Director of the              Mgmt          For                            For
       Company, who retire by rotation

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next AGM of the Company at which accounts are
       laid and to authorize the Directors to determined
       their remuneration

7.     Approve the Directors' remuneration report contained      Mgmt          Against                        Against
       in the Company's report and financial statement
       for the YE 31 DEC 2007

S.8    Adopt the New Article of Association of the               Mgmt          For                            For
       Company to the meeting and for the purpose
       of identification initialed by the Chairman
       of the meeting

9.     Authorize the Company to in accordance with               Mgmt          For                            For
       provisions of the Companies Act 2006 [CA 2006],to
       send, convey or supply all type of notices,
       documents or information to the shareholders
       by means of electronic equipment for the processing,
       storage and transmission of data, including
       by making such notices, documents and information
       available on a website

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, [the
       'Act'] to allot relevant securities [with the
       meaning of that Section] up to an aggregate
       nominal amount of GBP 89,110; [Authority expires
       at the conclusion of the AGM of the Company
       next year]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   Authorize the Directors subject of passing resolution     Mgmt          For                            For
       10 pursuant to Section 95 of the Act to allot
       equity securities [Section 94(2) of the Act]
       for cash pursuant to the general authority
       conferred by resolution 10 as if Section 89(1)
       of the Act did not apply to such allotments,
       provided that this power conferred by this
       resolution [the authority expires at the conclusion
       of the next AGM of the Company by passing of
       this resolution] and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made by the Company prior to such
       expiry, i) allotment of equity securities in
       connection with a right issue and ii) allotment
       of equity securities upto an aggregate nominal
       amount of GBP 13,366 and a) to deal with equity
       securities representing functional entitlements;
       and b) to deal with legal practical problems
       arising in any overseas territory or by virtue
       of shares being represented by depository receipts
       the requirements of any regulatory body or
       Stock Exchange, the power conferred on the
       Directors by this resolution shall also apply
       to sale Treasury shares, by virtue of Section
       94(3A) conferred by Resolution 10

S.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of ordinary shares
       of 0.2 pence each in the capital of the Company
       [Ordinary Shares],up to a maximum 13,366,502
       [representing 10% of the issued ordinary share
       capital] and at a minimum price of 0.2 pence
       and up to 105% of the average middle market
       quotations for an ordinary shares derived from
       the London Stock Exchange PLC 's Daily Official
       List, over the previous 5 business days on
       which ordinary share is purchased which amount
       shall be exclusive of expenses and the higher
       of the price last independent trade and the
       highest current independent bid on the trading
       venue where the purchase is carried out ; [Authority
       expires at the conclusion of the next AGM of
       the Company]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 MELROSE PLC, LONDON                                                                         Agenda Number:  701573645
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5973B126                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  GB00B23DKN29
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the acquisition of FKL plc, to increase           Mgmt          For                            For
       the authorized share Capital and authorize
       the Directors to allot shares and disapply
       pre-emption rights in connection with the placing
       and open offer

O.2    Approve to increase the authorize share Capital           Mgmt          For                            For
       conditional on admission of the new shares
       to be issued pursuant to the placing and open
       offer

S.3    Approve to renew the authority given to Directors         Mgmt          For                            For
       to allot shares, conditional on admission of
       the new shares to be issued pursuant to the
       placing and open offer

S.4    Authorize the Directors to allot equity securities        Mgmt          For                            For
       without application of pre-emption rights,
       conditional on admission of the new shares
       to be issued pursuant to the placing and open
       offer




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701413483
--------------------------------------------------------------------------------------------------------------------------
    Security:  F61573105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Vindemia and Mercialys and
       approve all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 6,995,000.00 and the consideration for
       it

2.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 259,074.00, with an issuance
       premium of EUR 6,735,924.00, by issuance of
       259,074 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Vindemia
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Vindemia, for a global
       amount of EUR 6,735,924.00, will be registered
       to a contribution premium account; authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

3.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.1 and 2, the record that the capital increase
       shall be definitively completed, and consequently,
       the contribution of Vindemia shall be final;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

4.     Approve, after having taken note of the contribution      Mgmt          For                            For
       agreement between Fim Colimo and Mercialys,
       all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 36,665,000.00 and the consideration
       for it

5.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 1,357,962.00, with an issuance
       premium of EUR 35,307,012.00, by issuance of
       1,357,962 new fully paid-up shares of a par
       value of EUR 1.00 each, to be allocated to
       Fim Colimo in remuneration of its contribution;
       these new shares will be assimilated in all
       respects to the existing shares, will be subject
       to the statutory provisions and will grant
       entitlement to any distribution of dividend;
       the difference between the asset value brought
       and the nominal value of the created shares
       in remuneration for the contribution of Fim
       Colimo, for a global amount of EUR 35,307,012.00,
       will be registered to a contribution premium
       account; and authorize the Board of Directors
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase

6.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.4 and 5, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of Fim Colimo shall be final;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

7.     Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Sci Omega and Mercialys,
       all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 3,529,980.00 and the consideration for
       it

8.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 130,740.00, with an issuance
       premium of EUR 3,399,240.00, by issuance of
       130,740 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Sci Omega
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Sci Omega, for a global
       amount of EUR 3,399,240.00, will be registered
       to a contribution premium account; and authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

9.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.7 and 8, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of omega shall be final; and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

10.    Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Sci Timur and Mercialys,
       the terms of the Contribution Agreement, the
       valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 13,048,155.00 and the consideration
       for it

11.    Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 483,265.00, with an issuance
       premium of EUR 12,564,890.00, by issuance of
       483,265 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Timur
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Timur, for a global
       amount of EUR 12,564,890.00, will be registered
       to a contribution premium account; and authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

12.    Approve, following the approval of the Resolution         Mgmt          For                            For
       No.10 and 11, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of Timur shall be final; and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

13.    Amend Article Number 6 of the By-Laws                     Mgmt          For                            For

14.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701515059
--------------------------------------------------------------------------------------------------------------------------
    Security:  F61573105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE on 31 DEC 2007
       as presented; earnings for the FY: EUR 68,407,165.68
       appropriation of the dividends and deposits
       to retained earnings: EUR 48,723.03 withdrawn
       from contribution premium account: EUR 517,157.34

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; net income of
       the Group: EUR 71,549,000.00

O.3    Approve, the recommendations of the Board of              Mgmt          For                            For
       Directors and to appropriate the income for
       the FY as follows: earnings for the FY: EUR
       68,407,165.68 granted from legal reserve: EUR
       3,420,358.28 [debit] retained earnings: EUR
       4,532,583.89 distributable income: EUR 69,519,391.29
       dividends: EUR 60,871,466.79 appropriation
       to retained earnings: EUR 8,647,924.50; to
       remind that an interim dividend of EUR 0.36was
       already paid on 04 OCT 2007; the remaining
       dividend of EUR 0.45 will be paid on 13 MAY
       2008, and will entitle natural persons to the
       50% allowance; the shareholders will receive
       a net dividend of EUR 0.81 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 18 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law, it is reminded
       that, for the last three financial years, the
       dividends paid, were as follows: EUR 0.71 for
       FYE 31 DEC 2006 EUR 0.59 for FYE 31 DEC 2005
       EUR 0.00 on 31 OCT 2005Approve, the recommendations
       of the Board of Directors and to appropriate
       the income for the FY as follows: earnings
       for the FY: EUR 68,407,165.68 granted from
       legal reserve: EUR 3,420,358.28 [debit] retained
       earnings: EUR 4,532,583.89 distributable income:
       EUR 69,519,391.29 dividends: EUR 60,871,466.79
       appropriation to retained earnings: EUR 8,647,924.50;
       to remind that an interim dividend of EUR 0.36was
       already paid on 04 OCT 2007; the remaining
       dividend of EUR 0.45 will be paid on 13 MAY
       2008, and will entitle natural persons to the
       50% allowance; the shareholders will receive
       a net dividend of EUR 0.81 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 18 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law, it is reminded
       that, for the last three financial years, the
       dividends paid, were as follows: EUR 0.71 for
       FYE 31 DEC 2006 EUR 0.59 for FYE 31 DEC 2005
       EUR 0.00 on 31 OCT 2005

O.4    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Article L.225.38
       of the French Commercial Code, the said report
       and the agreements referred to therein

O.5    Approve to renew the appointment of Mr. Bernard           Mgmt          For                            For
       Bouloc as a Member of the Board of Directors
       for a 3 year period

O.6    Approve to renew the appointment of Mr. Jacques           Mgmt          Against                        Against
       Dumas as a Member of the Board of Directors
       for a 3 year period

O.7    Approve to renew the appointment of Mr. Jacques           Mgmt          Against                        Against
       Erhmann as a Member of the Board of Directors
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Pierre            Mgmt          Against                        Against
       Feraud as a Member of the Board of Directors
       for a 3 year period

O.9    Approve to renew the appointment of Mr. Gerard            Mgmt          Against                        Against
       Koenigkheit as a Member of the Board of Directors
       for a 3 year period

O.10   Approve to renew the appointment of Mr. Philippe          Mgmt          Against                        Against
       Moati as a Member of the Board of Directors
       for a 3 year period

O.11   Approve to renew appointment of Mr. Eric Sasson           Mgmt          For                            For
       as a Member of the Board of Directors for a
       3 year period

O.12   Approve to renew the appointment of Mr. Catherine         Mgmt          Against                        Against
       Soubie as a Member of the Board of Directors
       for a 3 year period

O.13   Approve to renew appointment of Mr. Pierre Vaquier        Mgmt          For                            For
       as a Member of the Board of Directors for a
       3 year period

O.14   Approve to renew the appointment of Mr. Casino,           Mgmt          Against                        Against
       Guichard Perrachon as a Member of the Board
       of Directors for a 3 year period

O.15   Approve to renew the appointment of Mr. L. Immobiliere    Mgmt          Against                        Against
       Groupe Casino as a Member of the Board of Directors
       for a 3 year period

O.16   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 42.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 315,369,516.00; [Authority is given for
       a 18 month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its Resolution 8; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital; following the reading report of the
       Board of Directors, the shareholders' meeting
       decides that the various delegations given
       to it at the present meeting shall be used
       in whole or in part in accordance with the
       legal provisions in force, during periods when
       cash or stock tender offers are in effect for
       the Company's shares, starting from the date
       of the present meeting; and to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant, in 1 or more transactions, in favour
       of the employees or the Corporate Officers
       of the Company, options giving the right to
       purchase existing shares purchased by the Company,
       it being provided the at the options shall
       not give rights to a total number of shares,
       which shall exceed 10% of the global amount
       of shares of the Company; [Authority is granted
       for a 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 29

E.18   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of the employees
       or the Corporate Officers of the Company, options
       giving the right either to subscribe for new
       shares in the Company to be issued through
       a share capital increase, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       3% of the share capital; [Authority is granted
       for a 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 30

E.19   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and the
       related Companies; they may not represent more
       than 1% of the share capital; [Authority is
       given for a 38 month period]; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 SEP 2005
       in its Resolution 31

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority is given for a 36 month
       period]; and to take all necessary measures
       and accomplish all necessary formalities and
       amend the corresponding Articles of the Bylaws;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 28




--------------------------------------------------------------------------------------------------------------------------
 MERCIAN CORPORATION                                                                         Agenda Number:  701481260
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68166115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Mar-2008
        ISIN:  JP3921100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          No vote

2      Amend Articles to: Reduce Term of Office of               Mgmt          No vote
       Directors to One Year

3      Appoint a Director                                        Mgmt          No vote

4.1    Appoint a Corporate Auditor                               Mgmt          No vote

4.2    Appoint a Corporate Auditor                               Mgmt          No vote

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          No vote

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          No vote

6      Approve Final Payment Associated with Abolition           Mgmt          No vote
       of Retirement Benefit System  for Directors
       and Auditors




--------------------------------------------------------------------------------------------------------------------------
 METHANEX CORP                                                                               Agenda Number:  701527484
--------------------------------------------------------------------------------------------------------------------------
    Security:  59151K108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  CA59151K1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBER 1. THANK YOU.

       To receive the consolidated financial statement           Non-Voting
       for the FYE 31 DEC 2007 and the Auditors report
       on such statements

1.1    Elect Mr. Bruce Aitken as a Director                      Mgmt          For                            For

1.2    Elect Mr. Howard Balloch as a Director                    Mgmt          For                            For

1.3    Elect Mr. Pierre Choquette as a Director                  Mgmt          For                            For

1.4    Elect Mr. Phillip Cook as a Director                      Mgmt          For                            For

1.5    Elect Mr. Thomas Hamilton as a Director                   Mgmt          For                            For

1.6    Elect Mr. Douglas Mahaffy as a Director                   Mgmt          For                            For

1.7    Elect Mr. A. Terence Poole as a Director                  Mgmt          For                            For

1.8    Elect Mr. John Reid as a Director                         Mgmt          For                            For

1.9    Elect Mr. Janice Rennie as a Director                     Mgmt          For                            For

1.10   Elect Mr. Monica Sloan as a Director                      Mgmt          For                            For

1.11   Elect Mr. Graham Sweeney as a Director                    Mgmt          For                            For

2.     Re-appoint KPMG LLP, Chartered Accountants,               Mgmt          For                            For
       as Auditors of the Company for the ensuring
       year

3.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MI DEVELOPMENTS INC, AURORA ON                                                              Agenda Number:  701543286
--------------------------------------------------------------------------------------------------------------------------
    Security:  55304X104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA55304X1042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.     Elect Messrs. John Barnett , Barry Byrd, Neil             Mgmt          For                            For
       Davis, Philip Fricke, Manfred Jakszus, Dennis
       Mills, Heribert Polzl, John Simonetti, Frank
       Stronach, Judson Whiteside and Rod Zimmer as
       the Directors

b.     Re-appoint Ernst and Young LLP as the Auditor             Mgmt          For                            For
       of the Corporation based on the recommendation
       of the Audit Committee of the Board of Directors
       and authorize the Audit Committee to fix the
       Auditor's remuneration

c.     Amend the Corporations By-Laws                            Mgmt          For                            For

d.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       Approve the Resolution relating to the shareholder
       proposal submitted by Greenlight Capital, Inc
       [full text of which is set out in Exhibit C
       of the accompanying Management Information
       Circular/Proxy Statement]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MICHAEL PAGE INTERNATIONAL PLC, LONDON                                                      Agenda Number:  701541256
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68694119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  GB0030232317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts and the reports            Mgmt          For                            For
       of the Directors and the Auditors thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. Steve Ingham as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Dr. Tim Miller as a Director of the              Mgmt          For                            For
       Company

5.     Elect Ms. Ruby McGregor Smith as a Director               Mgmt          For                            For
       of the Company

6.     Receive and approve the report on Directors'              Mgmt          Against                        Against
       remuneration

7.     Re-appoint Deloitee & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Audit Committee
       to fix their remuneration

8.     Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations in accordance with
       Sections 366 and 367 of the Companies Act 2006

9.     Authorize the Directors to allot shares pursuant          Mgmt          For                            For
       to Section 80 of the Companies Act 1985

S.10   Approve to display statutory pre-emption rights           Mgmt          For                            For

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.12   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 MICRONAS SEMICONDUCTOR HOLDING AG, ZUERICH                                                  Agenda Number:  701461395
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5439Q120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-Mar-2008
        ISIN:  CH0012337421
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436670, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report 2007, annual financial          Mgmt          For                            For
       statements 2007 and consolidated statements
       of accounts 2007; receive the reports of the
       Auditors and the Group Auditors

2.     Approve to use the balance sheet result as specified      Mgmt          For                            For

3.     Approve to release the Members of the Board               Mgmt          For                            For
       of Directors

4.1.1  Re-elect Mr. Heinrich W. Kreutzer as a Member             Mgmt          For                            For
       of the Board of Directors for a term of 3 years
       ending at the next OGM regarding the business
       year 2010

4.1.2  Re-elect Mr. Harald Stanzer as a Member of the            Mgmt          For                            For
       Board of Directors for a term of 3 years ending
       at the next OGM regarding the business year
       2010

4.2    Re-elect Ernst & Young AG, Zurich as the Auditors         Mgmt          For                            For
       and Group Auditors




--------------------------------------------------------------------------------------------------------------------------
 MIKUNI COCA-COLA BOTTLING CO.,LTD.                                                          Agenda Number:  701482844
--------------------------------------------------------------------------------------------------------------------------
    Security:  J42669101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3883200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MILLENNIUM & COPTHORNE HOTELS PLC, LONDON                                                   Agenda Number:  701524591
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6124F107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0005622542
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's accounts, Directors report          Mgmt          For                            For
       and Auditors report for the YE 31 DEC 2007

2.     Declare the final dividend of 10.42p per ordinary         Mgmt          For                            For
       share recommended by the Directors in respect
       of the YE 31 DEC 2007 payable on 16 MAY 2008
       to the ordinary share holders registered at
       the close of business on 25 MAR 2008

3.     Re-elect Mr. Kwek Leng Beng as a Director                 Mgmt          For                            For

4.     Re-elect Mr. Kwek Leng Joo as a Director                  Mgmt          Against                        Against

5.     Elect Mr. John Arnett as a Director                       Mgmt          For                            For

6.     Elect Mr. Connal Rankin as a Director                     Mgmt          For                            For

7.     Re-appoint KPMG Audit plc as the Company's auditor        Mgmt          For                            For
       until the next general meeting at which accounts
       are laid before the Company in accordance with
       the Companies Act 1985

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditor

9.     Approve the Directors remuneration report as              Mgmt          For                            For
       specified in the report and accounts for the
       YE 31 DEC 2007

10.    Authorize the Directors to exercise the power             Mgmt          For                            For
       in Article 129(A) of the Company's Articles
       of Association so that, to the extent determined
       by the Directors, the holders of ordinary shares
       be permitted to elect receive new ordinary
       shares credited as fully paid instead of cash
       in respect of all or part of any dividend declared
       or paid at or after this meeting and before
       the start of the Company's AGM in 2013

11.    Approve the co-operation agreement dated 18               Mgmt          For                            For
       APR 1996, as amended by which the Company agrees
       that it shall use all reasonable endeavors
       to ensure that any issue of voting securities
       [other than pursuant to an employee or executive
       share option scheme] for cash which takes place
       is carried out in the manner that provides
       city developments limited with an opportunity
       to acquire additional ordinary shares at the
       time of such proposed issue for cash in such
       amounts as are necessary to enable it to maintain
       its voting rights in the company's AGM in 2009

12.    Authorize, in accordance with section 366 and             Mgmt          For                            For
       367 of the Companies Act 2006 [the 2006 Act]
       the Company and all Companies that are subsidiaries
       of the Company at the tme at which this resolution
       passed or at any time during the period for
       which this resolution has effect,  to: a) make
       political donations to political parties or
       independent election candidates, as defined
       in Sections 363 and 364 of the 2006 Act not
       exceeding GBP 100,000 in total; b) make political
       donations to political organizations other
       than political parties, as defined in sections
       363 and 364 of the 2006 Act not exceeding GBP
       100,000 in total; c) incur political expenditure,
       as defined in section 365 of the 2006 Act,
       not exceeding GBP 100,000 in total; [Authority
       expires at earlier the conclusion of the AGM
       held in 2009 or 30 JUN 2009], not exceeding
       GBP 150,000

13.    Approve, in substitution for all existing unexercised     Mgmt          For                            For
       authorities, to renew by Article 4(B) of the
       Company's Articles of Association  [unless
       previously renewed, varied or revoked]; [Authority
       expires earlier the conclusion of the next
       AGM or 30 JUN 2009] , the Section 80 amount
       is GBP 29,637,645

S.14   Approve, in substitution for all existing unexercised     Mgmt          For                            For
       authorities, to renew by Article 4(C) of the
       company's Articles of Association be renewed
       [unless previously renewed, varied or revoked];[Authority
       expires earlier the conclusion of the next
       AGM or 30 JUN 2009 ], the section 80 amount
       is GBP 4,445,646

S.15   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3)] of up to 29,637,645 [representing
       10% of the company's issued share capital as
       at 19 FEB 2008] of ordinary shares of 30p each
       in the capital of the Company, at a minimum
       price of 30p and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 31 JUN 2009]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.16   Approve and adopt, with effect from conclusion            Mgmt          Against                        Against
       of the meeting, the Articles of Association
       as specified as the new Articles of Association
       of the Company in substitution for the current
       Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 MINARA RESOURCES LIMITED                                                                    Agenda Number:  701520113
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6120A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  AU000000MRE4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual financial report, Director's           Non-Voting
       report and the Auditor's report for the Company
       and its controlled entities for the YE 31 DEC
       2007

1.1    Re-elect Mr. Malcolm Macpherson as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 12.7 of the Company's Constitution

1.2    Re-elect Mr. Peter Roland Coastes as a Director           Mgmt          Against                        Against
       of the Company, who retires in accordance with
       Article 12.7 of the Company's Constitution

2.     Adopt the remuneration report for the Company             Mgmt          Against                        Against
       and its controlled entities for the YE 31 DEC
       2007

S.3    Approve, with effect from the date of passing             Mgmt          For                            For
       this resolution and in accordance with section
       136 of the corporations Act the regulations
       contained in the printed document produced
       to this meeting and signed by the Chairman
       for identification purposes and adopted as
       the constitution of the Company in substitution
       for, and to the exclusion if the existing constitution
       of the Company

4.     Approve, for the purposes of Listing Rule 10.14           Mgmt          For                            For
       and for all other purposes, the grant to the
       Company's Managing Director & Chief Executive
       Officer, Mr. Peter Johnston, performance rights
       entitling Mr. Johnston to acquire up to 390,000
       options over shares in the capital of the Company,
       as soon as practicable after 01 JAN 2009, as
       part of Mr. Johnston's remuneration for 2009
       on the terms set out in the explanatory memorandum




--------------------------------------------------------------------------------------------------------------------------
 MINEBEA CO.,LTD.                                                                            Agenda Number:  701607991
--------------------------------------------------------------------------------------------------------------------------
    Security:  J42884130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3906000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.     Appoint a Director                                        Mgmt          No vote

4.     Appoint Accounting Auditors                               Mgmt          No vote

5.     Renewal of Countermeasures to Large-Scale Acquisitions    Mgmt          No vote
       of the Company's Shares (Takeover  Defense
       Measures)




--------------------------------------------------------------------------------------------------------------------------
 MINERVA PLC                                                                                 Agenda Number:  701384810
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6139T100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  GB0005953681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors,            Mgmt          For                            For
       the annual accounts and the Auditors' report
       thereon for the YE 30 JUN 2007

2.     Approve the remuneration report as specified              Mgmt          For                            For
       in the annual report and accounts

3.     Re-appoint Mr. John Matthews as a Director of             Mgmt          Against                        Against
       the Company

4.     Re-appoint Mr. John McNeil as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Mr. Salmaan Hasan as a Director of               Mgmt          For                            For
       the Company

6.     Re-elect Mr. Clive Richards as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Mr. Christopher Sheridan as a Director           Mgmt          For                            For
       of the Company

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine their remuneration

9.     Authorize the Directors to allot relevant securities,     Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985 [the Act], up to an aggregate nominal
       amount of GBP 13,431,197; [Authority expires
       the earlier of the Company's next AGM or 15
       months]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Act, to allot equity securities [Section
       94 of the Act] pursuant to the authority conferred
       by Resolution 9 for cash, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       2,014,679; [Authority expires the earlier of
       the next AGM of the Company or 15 months];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make 1 or more market purchases
       [Section 163(3) of the Act] of up to 24,160,038
       ordinary shares of 25 pence each in the capital
       of the Company, at a minimum price of 25 pence
       per share [exclusive of expenses] and up to
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2008 or 15 months]; and the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 MINISTOP CO.,LTD.                                                                           Agenda Number:  701574750
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4294L100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  JP3905950006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          Against                        Against

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MINMETALS RESOURCES LTD                                                                     Agenda Number:  701535203
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6065U105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  HK1208013172
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          Abstain                        Against

3.a    Re-elect Mr. Zhou Zhongshu as a Director                  Mgmt          Against                        Against

3.b    Re-elect Ms. Shen Ling as a Director                      Mgmt          Against                        Against

3.C    Re-elect Mr. Zong Qingsheng as a Director                 Mgmt          Against                        Against

3.d    Re-elect Mr. Wang Lixin as a Director                     Mgmt          Against                        Against

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Rules Governing the Listing Securities on
       the Stock Exchange of Hong Kong Limited as
       amended from time to time, to allot, issue
       and deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue otherwise than pursuant to: i) a rights
       issue; or ii) the exercise the subscription
       rights under any option scheme or similar arrangement;
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iv) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Hong Kong Law or
       the Articles of Association of the Company
       to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Stock Exchange of Hong Kong Limited
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and regulations, at such price as the Directors
       may at their discretion determine in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Hong Kong Law or
       the Articles of Association of the Company
       to be held]

7.     Authorize the Directors to add the number of              Mgmt          For                            For
       shares purchased by the Company pursuant to
       the general mandate referred to in Resolution
       6 set out in this notice to the 20% general
       mandate to issue new shares is referred to
       in Resolution 5 as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MIRACA HOLDINGS INC.                                                                        Agenda Number:  701616510
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4352B101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3822000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 MISAWA HOMES CO.,LTD.                                                                       Agenda Number:  701638693
--------------------------------------------------------------------------------------------------------------------------
    Security:  J43129105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3885010003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MISUMI GROUP INC.                                                                           Agenda Number:  701623197
--------------------------------------------------------------------------------------------------------------------------
    Security:  J43293109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3885400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Amend the Compensation to be Received by Directors        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITIE GROUP PLC                                                                             Agenda Number:  701362410
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6164F157                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  GB0004657408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, the MITIE Group PLC employee           Mgmt          For                            For
       share scheme relating to MITIE Security Holdings
       Limited [the Scheme], as specified, to be implemented
       by means of the shareholders' Agreement and
       the Articles of Association submitted to the
       meeting and signed by the Chairman thereof
       for the purposes of identification; authorize
       the Directors to do all acts things that they
       consider necessary or desirable to give effect
       to the operation of the Scheme




--------------------------------------------------------------------------------------------------------------------------
 MITSUBA CORPORATION                                                                         Agenda Number:  701637689
--------------------------------------------------------------------------------------------------------------------------
    Security:  J43572148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3895200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI LOGISTICS CORPORATION                                                            Agenda Number:  701613336
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44561108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3902000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI PAPER MILLS LIMITED                                                              Agenda Number:  701626458
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44217115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3901200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI STEEL MFG.CO.,LTD.                                                               Agenda Number:  701620797
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44475101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3900800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI TANABE PHARMA CORPORATION                                                        Agenda Number:  701621496
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4448H104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3469000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MITSUBOSHI BELTING LTD.                                                                     Agenda Number:  701633984
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44604106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3904000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI ENGINEERING & SHIPBUILDING CO.,LTD.                                                  Agenda Number:  701613247
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44776128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3891600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUI HOME CO.,LTD.                                                                        Agenda Number:  701620862
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4483N107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3893800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUI MINING COMPANY, LIMITED                                                              Agenda Number:  701639431
--------------------------------------------------------------------------------------------------------------------------
    Security:  J44927101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3889610006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Annual Shareholders Meeting with              Non-Voting
       all items to be voted on by      Common shareholders;
       Items 3 and 4 are Related to the Terms of C
       Class        Shares, and are to be voted on
       by Class C Shareholders as well

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Approve Capital Reserves Reduction                        Mgmt          For                            For

C.3    Approve Purchase of Own Class C Shares                    Mgmt          For                            For

C.4    Amend Articles to: Approve Minor Revisions,               Mgmt          Against                        Against
       Allow Use of Electronic Systems   for Public
       Notifications, Change Official Company Name
       to Nippon Coke &       Engineering Company,
       Limited, Specify the Term of Class B Share
       Purchase      Request

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

5.7    Appoint a Director                                        Mgmt          For                            For

6.1    Appoint a Corporate Auditor                               Mgmt          For                            For

6.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6.4    Appoint a Corporate Auditor                               Mgmt          For                            For

7      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 MITSUI-SOKO CO.,LTD.                                                                        Agenda Number:  701618451
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45314101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3891200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUMI ELECTRIC CO.,LTD.                                                                   Agenda Number:  701631675
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45464120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3904400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUUROKO CO.,LTD.                                                                         Agenda Number:  701638314
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45550100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3894400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines, Reduce          Mgmt          Against                        Against
       Board Size to 7, Reduce      Auditors Board
       Size to 5, Adopt Reduction of Liability System
       for All         Directors and All Auditors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MIURA CO.,LTD.                                                                              Agenda Number:  701633124
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45593100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3880800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO INVESTORS SECURITIES CO.,LTD.                                                        Agenda Number:  701625367
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46013108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3227200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIZUNO CORPORATION                                                                          Agenda Number:  701631233
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46023123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3905200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Amend Articles to: Increase Board Size to 14              Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MLP AG, WIESLOCH                                                                            Agenda Number:  701517940
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5388S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  DE0006569908
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 25 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report pursuant to Sections 289(4) and
       315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 48,995,762 as follows: payment
       of a dividend of EUR 0.50 per no-par share
       ex-dividend and payable date: 19 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst and Young AG, Stuttgart

6.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 13 NOV 2009, the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or with in the Company's incentive
       program 2002, to use the shares for satisfying
       convertible or option rights, and to retire
       the shares

7.1    Elections Mr. Manfred Lautenschlaeger to the              Mgmt          For                            For
       Supervisory Board

7.2    Elections Dr. Peter Luetke-Bornefeld to the               Mgmt          For                            For
       Supervisory Board

7.3    Elections Mr. Johannes Maret to the Supervisory           Mgmt          For                            For
       Board

7.4    Elections Dr. Claus-Michael Dill to the Supervisory       Mgmt          For                            For
       Board

8.     Amendment to Section 16(2) of the Article of              Mgmt          For                            For
       Association as specified




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD, SINGAPORE                                                                    Agenda Number:  701377992
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8838Q148                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Article 10(A) of the Articles        Mgmt          For                            For
       of Association of the Company and subject to
       the confirmation of the High Court of the Republic
       of Singapore: i) the Capital Reduction will
       involve reducing the share capital of the Company
       by the sum of up to SGD 41.3 million and such
       reduction will be effected by returning to
       shareholders SGD 0.046 in cash [the 'Cash Distribution']
       for each Share held by or on their behalf as
       at the books closure date pursuant to the capital
       reduction and ii) authorize the Directors and
       each of them to do all acts and things and
       to execute all such documents as they or he
       may consider necessary or expedient to give
       effect to this Resolution, all other matters
       described in the circular to shareholders dated
       01 OCT 2007 and such other ancillary matters
       as the Directors deem fit [including but not
       limited to adjusting the resultant aggregate
       amount of the cash distribution to be paid
       to each shareholder pursuant to this resolution
       by rounding down any fractions of a cent to
       the nearest cent, where applicable]




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD, SINGAPORE                                                                    Agenda Number:  701500096
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8838Q148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007

2.     Declare a final tax exempt [one-tier] dividend            Mgmt          For                            For
       of 8.3 cents per share for the YE 31 DEC 2007

3.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Hsuan Owyang
       as a Director of the Company to hold such office
       until the next AGM of the Company

4.     Re-appoint, pursuant to Section 153(6) of the             Mgmt          For                            For
       Companies Act [Chapter 50], Mr. Patrick Yeoh
       Khwai Hoh as a Director of the Company to hold
       such office until the next AGM of the Company

5.     Re-elect, pursuant to Article 92, Mr. Ganen               Mgmt          Against                        Against
       Sarvananthan as a Director, who retires in
       accordance with Article 91 of the Company's
       Articles of Association

6.     Re-elect, pursuant to Article 92, Mr. Teo Soon            Mgmt          Against                        Against
       Hoe as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

7.     Re-elect, pursuant to Article 92, Mr. Reggie              Mgmt          For                            For
       Thein as a Director, who retire in accordance
       with Article 91 of the Company's Articles of
       Association

8.     Approve the Directors' fees of SGD 390,000 for            Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

10.    Authorize the Directors, to offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the MobileOne Share Option Scheme [the Scheme]
       and to allot and issue such shares as may be
       issued pursuant to the exercise of the options
       under the Scheme, provided always that the
       aggregated number of shares to be issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

11.    Authorize the Directors of the Company: a) i)             Mgmt          For                            For
       to issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company;
       2) [subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited (SGX-ST)] for the
       purpose of determining the aggregate number
       of shares that may be issued, the percentage
       of issued share capital shall be based on the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law]

12.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [Shares], not exceeding in aggregate
       the maximum percentage [as hereafter defined],
       at such price or prices as may be determined
       from time to time up to the maximum price whether
       by way of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on the SGX-ST as the case may
       be, Other Exchange] in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which satisfies the conditions prescribed
       by the Act and otherwise in accordance with
       all other laws and regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being applicable [the Share
       Purchases Mandate]; [Authority expires the
       earlier of the date of the next AGM is held
       and the date by which next AGM is required
       by the Law]; and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

13.    Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing manual of the Singapore Exchange Securities
       Trading Limited [the Listing Manual], for the
       Company, its subsidiaries and associated Companies
       that are entities at risk [as that term is
       used in Chapter 9 of the Listing Manual], or
       any of them, to entire into any of the transactions
       falling within the types of interested person
       transaction described in the circular to shareholders
       dated 24 MAR 2008[the Circular] with any party
       who is of the class of interested persons described
       in the Circular, provided that such transactions
       are made on normal Commercial terms and in
       accordance with the review procedures for such
       interested person transactions, shall, unless
       revoked or varied by the Company in a general
       meeting, continue in force until the conclusion
       of the next AGM of the Company, and authorize
       the Directors of the Company to complete and
       do all such acts and things[including executing
       all such documents as may be required] as they
       or he may consider expedient or necessary or
       in the interests of the Company to give effect
       to the Shareholders Mandate and/or this Resolution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MOCHIDA PHARMACEUTICAL CO.,LTD.                                                             Agenda Number:  701635332
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46152104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3922800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MODERN TIMES GROUP AB                                                                       Agenda Number:  701541636
--------------------------------------------------------------------------------------------------------------------------
    Security:  W56523116                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  SE0000412371
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Elect Mr. Martin Borresen, Lawyer, as the Chairman        Mgmt          For                            For
       of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect one or two persons to check and verify              Mgmt          For                            For
       the minutes

5.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

6.     Receive the annual report and the Auditor's               Mgmt          For                            For
       report and of the consolidated financial statements
       and the Auditor's report on the consolidated
       financial statements

7.     Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

8.     Approve a dividend of SEK 5 and an extraordinary          Mgmt          For                            For
       dividend of SEK 10, in total SEK 15 per share;
       and that the record date is to be Monday 19
       MAY 2008

9.     Grant discharge to the Directors of the Board             Mgmt          For                            For
       and the Chief Executive Officer from liability

10.    Approve that the Board of Directors consist               Mgmt          For                            For
       of 8 Directors without Alternate Directors

11.    Approve that the remuneration to the Board of             Mgmt          For                            For
       Directors [including remuneration for the work
       in the Committees of the Board of Directors]
       for the period until the close of the next
       AGM shall be a total of SEK 4,375,000, of which
       SEK 1,100,000 shall be allocated to the Chairman
       of the Board and SEK 400,000 to each of the
       other Directors; for work within the Audit
       Committee, SEK 200,000 shall be allocated to
       the Chairman and SEK 75,000 to each of the
       other two Members, and for work within the
       Remuneration Committee SEK 50,000 shall be
       allocated to the Chairman and SEK 25,000 to
       each of the other three Members; and that the
       remuneration to the Auditors shall be paid
       in accordance with an approved invoice

12.    Re-elect Messrs. Asger Aamund, Mia Brunell Livfors,       Mgmt          For                            For
       David Chance, David Marcus, Cristina Stenbeck
       and Pelle Tornberg and elect Mr. Simon Duffy
       and Mr. Alexander Izosimov as the Directors
       of the Board; re-elect Mr. David Chance as
       the Chairman of the Board of Directors; and
       approve that the Board of Directors at the
       Constituent Board Meeting appoint a Remuneration
       Committee and an Audit Committee within the
       Board of Directors

13.    Approve the procedure for the election of a               Mgmt          For                            For
       Nomination Committee as specified

14.    Approve the guidelines on remuneration for the            Mgmt          For                            For
       Senior Executives as specified

15.    Approve a reduction of the Company's equity               Mgmt          For                            For
       reserves by SEK 523 million from SEK 531 million
       to SEK 8 million; the reduction amount shall
       be transferred to the Company's non-restricted
       equity

16.    Approve to reduce the Company's share capital             Mgmt          For                            For
       by SEK 7,585,000 by redemption without repayment
       of 1,517,000 Class B shares which the Company
       has repurchased; and that the redemption amount
       shall be transferred to non-restricted equity

17.    Authorize the Board of Directors, on 1 or more            Mgmt          For                            For
       occasions, for the period up until the next
       AGM, to pass a resolution on repurchasing so
       many Class A and/or Class B shares that the
       Company's holding does not at any time exceed
       10% of the total number of shares in the Company;
       the repurchase of shares shall take place on
       the OMX Nordic Exchange Stockholm and may only
       occur at a price within the share price interval
       registered at that time, where share price
       interval means the difference between the highest
       buying price and lowest selling price

18.A   Adopt a Performance Based Incentive Plan [the             Mgmt          For                            For
       Plan] as specified

18.B   Amend Section 5 of the Articles of Association            Mgmt          For                            For
       as specified

18.C   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to increase the Company's share
       capital by not more than SEK 2,400,000 by the
       issue of not more than 480,000 Class C shares,
       each with a ratio value of SEK 5; with disapplication
       of the shareholders' preferential rights, Nordea
       Bank AB [publ] shall be entitled to subscribe
       for the new Class C shares at a subscription
       price corresponding to the ratio value of the
       shares

18.D   Authorize the Board, during the period until              Mgmt          For                            For
       the next AGM, to repurchase its own Class C
       shares; the repurchase may only be effected
       through a public offer directed to all holders
       of Class C shares and shall comprise all outstanding
       Class C shares; the purchase may be affected
       at a purchase price corresponding to not less
       than SEK 5.00 and not more than SEK 5.10; the
       total price will not exceed SEK 2,448,000;
       payment for the Class C shares shall be made
       in cash

18.E   Approve that Class C shares that the Company              Mgmt          For                            For
       purchases by virtue of the authorization to
       repurchase its own shares in accordance with
       Resolution 18.D, following reclassification
       into Class B shares, may be transferred to
       participants in accordance with the terms of
       the Plan

19.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MONEX BEANS HOLDINGS,INC.                                                                   Agenda Number:  701610912
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4656U102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3869970008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to New Financial           Instruments and
       Exchange Law, Change Official Company Name
       to Monex Group,     Inc., Eliminate the Odd-Lot
       Share System

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MORGAN CRUCIBLE CO PLC, BERKSHIRE                                                           Agenda Number:  701492186
--------------------------------------------------------------------------------------------------------------------------
    Security:  G62496131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  GB0006027295
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and Auditors         Mgmt          For                            For
       and the accounts for the YE 04 JAN 2008

2.     Approve the Remuneration Committee report                 Mgmt          For                            For

3.     Declare a final dividend at the rate of 4.5p              Mgmt          For                            For
       per ordinary share for the YE 04 JAN 2008

4.     Re-elect Mr. Andrew Given as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Mark Robertshaw as a Director                Mgmt          For                            For

6.     Re-elect Mr. Martin Flower as a Director                  Mgmt          For                            For

7.     Elect Mr. Simon Heale as a Director                       Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditors                 Mgmt          For                            For

9.     Authorize the Directors of the Company to agree           Mgmt          For                            For
       the remuneration of the Auditors

10.    Approve and adopt the Morgan Crucible Bonus               Mgmt          For                            For
       Deferral Share Matching Plan

11.    Authorize the Directors of the Company to allot           Mgmt          Abstain                        Against
       relevant securities

S.12   Authorize the Directors of the Company to disapply        Mgmt          Abstain                        Against
       pre-emption rights

S.13   Authorize the Directors of the Company to make            Mgmt          Abstain                        Against
       market purchases of ordinary shares in the
       Company

S.14   Amend the Articles of Association of the Company          Mgmt          Abstain                        Against
       pursuant to print A of the Articles of Association
       of the Company

S.15   Amend the Articles of Association of the Company          Mgmt          Abstain                        Against
       pursuant to print B of the Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 MORGAN SINDALL PLC                                                                          Agenda Number:  701492174
--------------------------------------------------------------------------------------------------------------------------
    Security:  G81560107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  GB0008085614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and accept the financial statements               Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditors for the YE 31 DEC 2007

2.     Declare a final dividend of 28p per ordinary              Mgmt          For                            For
       share for the YE 31 DEC 2007

3.     Re-elect Mr. Bernard Asher as a Director                  Mgmt          For                            For

4.     Re-elect Mr. Gill Barr as a Director                      Mgmt          For                            For

5.     Re-elect Mr. Geraldine Gallacher as a Director            Mgmt          For                            For

6.     Re-elect Mr. John Morgan as a Director                    Mgmt          For                            For

7.     Re-elect Mr. David Mulligan as a Director                 Mgmt          For                            For

8.     Re-elect Mr. Jon Walden as a Director                     Mgmt          For                            For

9.     Re-elect Mr. Paul Whitemore as a Director                 Mgmt          For                            For

10.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

11.    Re-appoint Deloitte and Touche LLP as the Independent     Mgmt          For                            For
       Auditors

12.    Authorize the Directors to fix the Independent            Mgmt          For                            For
       Auditors' remuneration

S.13   Authorize the Directors to allot securities               Mgmt          For                            For

S.14   Approve to dis-apply statutory pre-emption rights         Mgmt          For                            For

S.15   Authorize the Company to make market purchases            Mgmt          For                            For
       of shares

S.16   Approve the adoption of the New Articles of               Mgmt          For                            For
       Association

17.    Approve the Rules of the Morgan Sindall Sharesave         Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 MORGUARD REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701566195
--------------------------------------------------------------------------------------------------------------------------
    Security:  617914106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA6179141065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Trustees as specified                           Mgmt          For                            For

2.     Appoint Ernst & Young LLP, Chartered Accountants          Mgmt          For                            For
       as the Auditors of the Trust for the ensuing
       year and authorize the Trustees to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 MORI SEIKI CO.,LTD.                                                                         Agenda Number:  701620090
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46496121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3924800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          No vote

2      Amend Articles to: Expand Business Lines                  Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

3.6    Appoint a Director                                        Mgmt          No vote

3.7    Appoint a Director                                        Mgmt          No vote

3.8    Appoint a Director                                        Mgmt          No vote

3.9    Appoint a Director                                        Mgmt          No vote

3.10   Appoint a Director                                        Mgmt          No vote

3.11   Appoint a Director                                        Mgmt          No vote

3.12   Appoint a Director                                        Mgmt          No vote

3.13   Appoint a Director                                        Mgmt          No vote

3.14   Appoint a Director                                        Mgmt          No vote

3.15   Appoint a Director                                        Mgmt          No vote

3.16   Appoint a Director                                        Mgmt          No vote

3.17   Appoint a Director                                        Mgmt          No vote

4      Approve Issuance of Share Acquisition Rights              Mgmt          No vote
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 MORINAGA & CO.,LTD.                                                                         Agenda Number:  701630774
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46367108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3926400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense          Measures,
       Authorize Board to Adopt Anti-Takeover Defense
       Measures

3      Allow Board to Take Anti-Takeover Defense Measures        Mgmt          Against                        Against
       subject to approval of     Item No.2

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORINAGA MILK INDUSTRY CO.,LTD.                                                             Agenda Number:  701631550
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46410114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3926800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MOTA-ENGIL SGPS SA, LINDA-A-VELHA                                                           Agenda Number:  701468565
--------------------------------------------------------------------------------------------------------------------------
    Security:  X5588N110                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  PTMEN0AE0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2007 individual Management report,            Mgmt          For                            For
       balance sheet and profit and loss accounts,
       cash-flow statement and notes to the accounts
       as submitted by the Board of Directors, as
       well as the legal certification of accounts
       and the report and opinion of the audit Committee,
       pursuant to the terms of Article 376 of the
       Companies Code

2.     Approve to deliberate on the proposed appropriation       Mgmt          For                            For
       of profit, pursuant to the terms of Articles
       376 of the Companies Code

3.     Approve to review, to discuss and to vote the             Mgmt          For                            For
       2007 consolidated Management report, the consolidated
       balance sheet, the consolidated profit and
       loss accounts, the consolidated cash-flow statements
       and the notes to the consolidated financial
       statements as submitted by the Board of Directors,
       as well as the legal certification of accounts
       and the report and opinion of the Audit Committee
       under the terms of Article 508-A of the Companies
       Code

4.     Approve to review the Management and Supervision          Mgmt          For                            For
       of the Company, pursuant to the provisions
       of Article 376.1. (c) and of Article 455 of
       the Companies Code

5.     Approve to deliberate on the buy and sell of              Mgmt          For                            For
       own shares by the Company, as well as to grant
       the Board of Directors the power to put in
       practice this deliberation

6.     Approve to deliberate the following changes               Mgmt          For                            For
       of the Articles of Association; change No.
       1 and 2 of Articles 11 and 4 of Article 14

7.     Approve to deliberate, accordingly to the Numbers         Mgmt          For                            For
       1 and 2 of Articles 11, changed by Number 6
       of this meetings agenda, on the setting in
       13 the number of Members of the Board of Directors

8.     Approve to deliberate on the new composition,             Mgmt          For                            For
       for on going mandate [07-10], of the Members
       of the Board of Directors, according deliberated
       by Number 6 and 7 of this meetings agenda conditions
       for the meeting




--------------------------------------------------------------------------------------------------------------------------
 MOTA-ENGIL SGPS SA, LINDA-A-VELHA                                                           Agenda Number:  701551714
--------------------------------------------------------------------------------------------------------------------------
    Security:  X5588N110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  PTMEN0AE0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to deliberate according to the numbers            Mgmt          For                            For
       1 and 2 of the Article 11 of the Social Contract,
       fixing in 14 the number of Members of the Board
       of Directors

2.     Approve to deliberate the election to the ongoing         Mgmt          For                            For
       mandate 2006/2009 of a new Member to the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                    Agenda Number:  701571603
--------------------------------------------------------------------------------------------------------------------------
    Security:  X55904100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  GRS426003000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements of the Company           Mgmt          For                            For
       ,on parent Company and consolidated basis,
       for the accounting year 2007 from 01 JAN 2007
       to 31 DEC 2007 , together with the accompanying
       reports of the Board of Directors and the Auditors

2.     Grant Discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Auditors from any liability
       for damages with regard to the financial statements
       and activities during the above mentioned accounting
       year

3.     Elect the Members of the new Board of Directors           Mgmt          For                            For
       as the term of service of the existing Board
       expires

4.     Approve a dividend                                        Mgmt          For                            For

5.     Elect 2 Chartered Auditors, that is, 1 ordinary           Mgmt          For                            For
       and 1 substitute, for the accounting year 2008
       and approve their fees

6.     Approve the fees paid to the Members of the               Mgmt          For                            For
       Board of Directors for the accounting year
       2007 and pre approval of the fees for the accounting
       year 2008

7.     Approve to amend, supplementation, abolition              Mgmt          Abstain                        Against
       and renumbering of various provisions of the
       Companys Memorandum and Articles Association
       for adaptation to the Law 3604/2007

8.     Amend the Articles of the Company's Memorandum            Mgmt          For                            For
       and Articles of Association for functional
       and reinstatement purposes a) 8, 26, 28, the
       amendments concern provisions incompatible
       with the fact that the Company shares are listed
       on the stock exchange, b) 29 abolition of the
       requirement for an increased quorum in the
       case of a common bond loan, c) 33 reduction
       of the required majority votes percentage and
       d) 37 abolition of the provision for the duration
       of the first accounting year

9.     Approve the formation of a taxed reserve for              Mgmt          For                            For
       an amount of EUR 3,629,713 concerning the capital
       expenditure of the Company in an investment
       project which more specifically related to
       A) the introduction of natural gas to the refinery
       and B) the replacement of a gas turbine of
       the cogeneration plant of the refinery

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       12 JUN 2008 (AND A THIRD CALL ON 24 JUN 2008).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MPC MUENCHMEYER PETERSEN CAPITAL AG, HAMBURG                                                Agenda Number:  701500779
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5514A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  DE0005187603
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 01 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Section 15(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 42,197,143.51 as follows: payment
       of a dividend of EUR 3.50 per no-par share
       EUR 5,097,143.51 shall be carried forward ex-dividend
       and payable date: 23 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          Against                        Against
       Hansetreuhand GmbH, Hamburg

6.     Elections to the Supervisory Board                        Mgmt          For                            For

7.     Resolutions on the revocation of the existing             Mgmt          For                            For
       authorized capital 2006, the creation of a
       new authorized capital 2008, and the corresponding
       amendment to the Articles of Association a)
       the authorized capital 2006 shall be revoked,
       b) the Board of Managing Directors shall be
       authorized, with the consent of the Supervisory
       Board, to increase the Company's share capital
       by up to EUR 6,073,2 09 through the issue of
       new ordinary and/or preferred shares against
       payment in cash and/or kind, on or before 21
       APR 2013, shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for a capital increase against payment
       in kind in connection with acquisitions, for
       the granting of such rights to bondholders,
       and for residual amounts, c) the Articles of
       Association shall be amended accordingly

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 21 OCT 2009,
       the Board of Managing Directors shall be authorize
       d to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes, within
       the scope of the Company's stock option plans
       or for satisfying conversion or option rights,
       and to retire the shares

9.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with MPC Capital Concepts GmbH as
       the controlled Company, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

10.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with its wholly-owned subsidiary
       MPC Muenchmeyer Petersen Insurance Development
       GmbH, effective retroactively from 01 JAN 2008
       until at least 31 DEC 2012

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 MTU AERO ENGINES FINANCE B.V.                                                               Agenda Number:  701495411
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5565H104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DE000A0D9PT0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the annual financial statements           Non-Voting
       and the Management report for MTU Aero Engines
       Holding AG and the approved consolidated financial
       statements, as well as the group Management
       report, and presentation of the Supervisory
       Board report for the FY 2007

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 47,178,518.70 as specified: payment
       of a dividend of EUR 0.93 per no-par share
       ex-dividend and payable date: 02 MAY 2008

3.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Members of the Management in the FY 2007

4.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Members of the Supervisory Board in the
       FY 2007

5.     Election of Members of the Supervisory Board              Mgmt          For                            For

6.     Election of the Auditor for the FY 2008: Deloitte         Mgmt          For                            For
       & Touche GmbH Wirstschaftsprungsgesellchaft,
       Munich

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10% from the market price of the shares, on
       or before 30 OCT 2009; the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or for satisfying existing conversion and/or
       option rights, to use the shares with in the
       scope of the Company's Matching Stock Programs,
       and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 MULTIPLEX GROUP                                                                             Agenda Number:  701390560
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6271K114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  AU000000MXG7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors' report and financial               Non-Voting
       statements for the YE 30 JUN 2007 together
       with the Auditor's report

1.     Adopt, in accordance with Section 250R (2) of             Mgmt          Abstain                        Against
       the Corporations Act 2001, the Directors' remuneration
       report for the YE 30 JUN 2007

2.     Elect Mr. Jeffrey Blidner as a Director                   Mgmt          For                            For

3.     Elect Mr. Richard Clark as a Director                     Mgmt          For                            For

4.     Re-elect Ms. Barbara Ward as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

5.     Re-elect Mr. Allan McDonald as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MURRAY INCOME TRUST PLC                                                                     Agenda Number:  701380533
--------------------------------------------------------------------------------------------------------------------------
    Security:  G63420114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  GB0006111123
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report, the report of              Mgmt          For                            For
       the Auditors and the audited statement of accounts
       for the YE 30 JUN 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 30 Jun 2007

3.     Declare a final dividend of 9.25p per ordinary            Mgmt          For                            For
       share

4.     Re-elect Mr. Adrian Coats as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. Neil Honebon as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Ms. Marian Glen as a Director of the             Mgmt          Against                        Against
       Company

7.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of Ernst & Young LLP as the Auditors of the
       Company

9.     Authorize the Directors, in substitution of               Mgmt          For                            For
       all existing authority, in accordance with
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal amount
       of GBP 812,861.25 [representing 5% of the total
       ordinary shares in issue on 19 SEP 2007 [excluding
       treasury shares]]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 29 JAN 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Directors, in substitution for              Mgmt          Against                        Against
       all existing authority, subject to the passing
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority given in accordance
       with Section 80 of the Act by Resolution 9,
       disapplying the statutory pre-emption rights
       [Section 89(1)], did not apply to any such
       allotment and to sell or transfer relevant
       shares [Section 94 of the Act] if, immediately
       before the sale or transfer, such shares are
       held by the Company as Treasury shares [Section
       162A of the Act], as if Section 89(1) of the
       Act did not apply to any such sale or transfer,
       provided that this power is limited to: the
       allotment of equity securities: up to an aggregate
       nominal amount of GBP 812,861.25 [representing
       5% of the total ordinary shares in issue on
       19 SEP 2007 [excluding treasury shares]] and
       the sale or transfer of treasury shares up
       to an aggregate nominal amount of GBP 1,625,722.50
       [representing 10% of the total ordinary shares
       in issue on 19 SEP 2007 [excluding treasury
       shares]]; and at a price not less than 0.5%
       above the next asset value per share [as determined
       by the Directors and excluding Treasury shares];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 29 JAN 2009];
       and the Directors may allot equity securities
       or sell or transfer Treasury shares after the
       expiry of this authority in pursuance of such
       an offer or agreement made prior to such expiry

S.11   Authorize the Company, subject as hereinafter             Mgmt          For                            For
       appears, in accordance with Section 166 of
       the Companies Act 1985 [the Act], to make market
       purchases [Section 163(3) of the Act] of up
       to 9,754,335 ordinary shares of 25p each in
       the capital of the Company, at a minimum price
       of 25p and up to 5% above the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; or in the
       case of a tender offer, the date the tender
       offer is announced; and the higher of the price
       of the last independent trade and the highest
       current independent bid on the London Stock
       Exchange at the time the purchase is carried
       out; any purchase of shares shall be made in
       the market for cash at prices below the prevailing
       net asset value per share [as determined by
       the Directors]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 29 JAN 2009]; the Company, before the expiry,
       may enter into a contract to purchase shares
       under the authority hereby conferred prior
       to the expiry of such authority and may purchase
       shares pursuant to any such contract notwithstanding
       such expiry above; and any shares so purchased
       shall be cancelled or, if the Directors so
       determine and subject to the provisions of
       the Act and any applicable regulations of the
       United Kingdom Listing Authority, be held or
       otherwise dealt with as permitted by the Act
       as treasury shares




--------------------------------------------------------------------------------------------------------------------------
 MUSASHI SEIMITSU INDUSTRY CO.,LTD.                                                          Agenda Number:  701618146
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46948105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3912700006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 MVV ENERGIE AG, MANNHEIM                                                                    Agenda Number:  701452663
--------------------------------------------------------------------------------------------------------------------------
    Security:  D5565G122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  DE000A0H52F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006/2007 FY with the
       report of the Supervisory Board, the Group
       financial statements and Group annual report,
       and the report of the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 129,042,245.48 as follows: payment
       of a dividend of EUR 0.80 per no-par shares,
       EUR 76,316,808.68 shall be carried forward
       ex-dividend and payable date: 17 MAR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007/2008 FY:             Mgmt          For                            For
       Ernst + Young Ag, Mannheim

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to EUR 16,872,138.24,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the stock exchange, nor more
       than 10%, if they are acquired by way of a
       repurchase offer, on or before 11 SEP 2009,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, and to retire the shares

7.     Elections to the Supervisory Board of Managing            Mgmt          For                            For
       Directors; recommend: Dr. Rolf Martin Schmitz

8.     Amendments to the Article of Association as               Mgmt          For                            For
       follows: A] Section 2(1), regarding the object
       of the Company being adjusted, B] Amendments
       to the Articles of Association in accordance
       with the new transparency directive implementation
       law, Section 3(1), regarding announcements
       of the Company being published in the electronic
       federal gazette, Section 3(2), regarding the
       Company being authorized to transmit information
       to shareholders by electronic means, C] resolution
       on the deletion of Section 5(1) of the Articles
       of Association, D] Section 14(3), regarding
       Resolutions of the Supervisory Board, E] Section
       17(4), regarding the use of electronic means
       of communication for the issue of proxy voting
       instructions, F] Section 18(3), regarding the
       chairman of the shareholders' meeting being
       authorized to limit the time for questions
       and answers at shareholders' meeting

9.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's subsidiary Secura Energie GMBH,
       effective for a period of at least 5 years,
       the Company shall grant the minority shareholders
       of Secura Energie GMBH an annual compensation
       payment of 10% of the shareholders' interest
       in Secura Energie GMBH




--------------------------------------------------------------------------------------------------------------------------
 MYTILINEOS HOLDINGS SA                                                                      Agenda Number:  701538449
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56014131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  GRS393503008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the financial statement for the FY 2007,          Mgmt          For                            For
       parent and consolidated together by the Board
       of Directors and the Auditors relevant reports,
       profits distribution

2.     Grant discharge of the Board of Directors Members         Mgmt          For                            For
       and the Auditors from any liability for indemnity
       for the FY 2007

3.     Elect the Certified Auditors, regular and substitute      Mgmt          For                            For
       for the FY 2008 and determination of their
       fees

4.     Approve the absorbed Companies balance sheets             Mgmt          For                            For
       from 31 MAR 2007, Alouminion of Greece SA and
       Delta Mechanical Equipment Ltd Company by Mitilineos
       Holdings SA together with reset of their financial
       assets for the fiscal period 01 JAN 2007 to
       31 MAR 2007

5.     Grant discharge of the Board of Director Members          Mgmt          For                            For
       and the Auditors of the absorbed Companies
       Alouminion of Greece SA and Delta Mechanical
       Equipment Ltd Company from any liability for
       indemnity for the fiscal period 01 JAN 2007
       to 28 SEP 2007

6.     Approve the contracts and fees according to               Mgmt          For                            For
       Article 23a and 24 of C.L. 2190/1920

7.     Elect the new Members of the Board of Director            Mgmt          For                            For
       in replacement of resigned Members

8.     Approve the Stock Option Plan to the Companys             Mgmt          For                            For
       Board of Director Members personell and as
       well as to associated Companies according to
       Article 13 Paragraph 13 of C.L. 2190/1920 and
       relevant authorization to Board of Director
       Members

9.     Miscellaneous issues- announcements                       Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 MYTILINEOS HOLDINGS SA                                                                      Agenda Number:  701579560
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56014131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  GRS393503008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share distribution programme in               Mgmt          For                            For
       the form of a Stock Option Plan, as Specified
       with Article 13 Paragraph 13 of C.L. 2190.1920
       as in force, to members of the Board of Directors
       and the personnel of the Company and its associated
       Companies, and grant the relevant authorizations
       to the Company's Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 MYTILINEOS HOLDINGS SA                                                                      Agenda Number:  701579584
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56014131                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GRS393503008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the New Members of Board of Directors               Mgmt          For                            For

2.     Various issues - announcements                            Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 MYTILINEOS HOLDINGS SA                                                                      Agenda Number:  701595158
--------------------------------------------------------------------------------------------------------------------------
    Security:  X56014131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  GRS393503008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Stock Option Plan, to the Company's           Mgmt          For                            For
       Board of Directors Members Personell and as
       well as to associated Companies according to
       Article 13 Resolution 13 of Code Law 2190/1920,
       and the relevant authorizations to the Board
       of Director Members




--------------------------------------------------------------------------------------------------------------------------
 NACHI-FUJIKOSHI CORP.                                                                       Agenda Number:  701455924
--------------------------------------------------------------------------------------------------------------------------
    Security:  J47098108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Feb-2008
        ISIN:  JP3813200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Require Shareholders' Approval         Mgmt          Against                        Against
       to Adopt Anti-Takeover      Defense Measures

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NAKAYAMA STEEL WORKS,LTD.                                                                   Agenda Number:  701637437
--------------------------------------------------------------------------------------------------------------------------
    Security:  J48216121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3646400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Authorized Capital            Mgmt          Against                        Against
       to  300,000,000  shs., Make    Resolutions
       Related to Anti-Takeover Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NEC FIELDING,LTD.                                                                           Agenda Number:  701622739
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4882F101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3164710000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          Against                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEC MOBILING, LTD.                                                                          Agenda Number:  701611192
--------------------------------------------------------------------------------------------------------------------------
    Security:  J48846109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3164690004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                               Agenda Number:  701622727
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4884R103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3733800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEC TOKIN CORPORATION                                                                       Agenda Number:  701631663
--------------------------------------------------------------------------------------------------------------------------
    Security:  J3644C109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3552300000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Increase Authorized Capital            Mgmt          Against                        Against
       to 450 Mil shs including Class shs and Establish
       Clauses for the Class shs.

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NET ONE SYSTEMS CO.,LTD.                                                                    Agenda Number:  701616130
--------------------------------------------------------------------------------------------------------------------------
    Security:  J48894109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3758200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEUF CEGETEL                                                                                Agenda Number:  701487250
--------------------------------------------------------------------------------------------------------------------------
    Security:  F58287107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  FR0004166072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company's
       financial statements for the YE in 2007, as
       presented, creating a profit of EUR 77,232,641.22
       and grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, highlighting
       a profit of EUR 262,442,000.00

3.     Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Articles L.225.38 and
       L.225.40 of the French Commercial Code and
       approve the said report and the agreements
       referred to therein

4.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 77,323,641.22 legal reserve:
       EUR 1,074,764.97 balance available for distribution:
       EUR 76,248,876.25 retained earnings: EUR 0.00
       distributable income: EUR 76,248,876.25 reserves
       to be distributed: amount deducted from the
       share premium: EUR 50,006,047.55 balance available
       for distribution: EUR 126,254,923.80 dividends:
       EUR 126,254 ,923.80 retained earnings: EUR
       0.00 the shares auto-held on the day of the
       payment of the dividend will be excluded from
       the profit of this retail distribution and
       the corresponding sums allocated to the retained
       earnings; the shareholders will receive a net
       dividend of EUR 0.60 per share, and will entitle
       to the 40 % deduction provided by the French
       Tax Code; this dividend will be paid on 02
       May 2008

5.     Ratify the appointment of Mr. M. Jean Dominique           Mgmt          For                            For
       Pit as a Director, to replace Mr. M. Franck
       Cadoret, for the remainder of Mr. M. Franck
       Cadoret's term of Office, i.e. until the shareholders
       meeting called to approve the financial statements
       for the FY 2009

6.     Receive the Special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L.225.42 of
       the French Commercial Code and approve the
       said report and the agreements referred to
       therein

7.     Authorizes the Board of Directors to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00; maximum number of
       shares to be acquired: 5% of the share capital;
       maximum funds invested in the share buybacks:
       EUR 500,000,000.00; [Authority expires at 18
       month period]; and to take all necessary measures
       and accomplish all necessary formalities

8.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  701398162
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6493A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Nov-2007
        ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited Financial Statements     Mgmt          For                            For
       and the Reports of the Directors and Auditors
       for the year ended 30 JUN 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Dr. Cheng Kar-Shun, Henry as Director            Mgmt          Against                        Against

3.b    Re-elect Mr. Chow Kwai-Cheung as Director                 Mgmt          Against                        Against

3.c    Re-elect Mr. Fu Sze-Shing as Director                     Mgmt          Against                        Against

3.d    Re-elect Mr. Lee Luen-Wai, John as Director               Mgmt          For                            For

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint PricewaterhouseCoopers as Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.1    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing of this
       resolution otherwise than pursuant to: i) a
       Rights Issue; or ii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iii) the exercise of any share option scheme
       of the Company or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law or the Articles of Association
       of the Company to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for such purposes, subject to and in accordance
       with Cayman Islands Law and all applicable
       laws and/or the Rules Governing the Listing
       of Securities on the Stock Exchange or the
       rules of any other stock exchange or rules
       of any other stock exchange as amended from
       time to time  not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM is to be held by law or the Articles
       of Association of the Company to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.1 and 5.2, to extend the general mandate
       granted to the Directors by addition to the
       aggregate nominal value of the share capital
       of the Company which may be allotted or agreed
       to be allotted by the Directors pursuant to
       Resolution 5.1, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5.2, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEPARTMENT STORE CHINA LTD                                                        Agenda Number:  701526660
--------------------------------------------------------------------------------------------------------------------------
    Security:  G65007109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  KYG650071098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Master Leasing Agreement           Mgmt          For                            For
       and the Supplement Agreement [as specified];
       approve the Revised Leasing Annual Caps [as
       specified]; and authorize the Directors of
       the Company to do all such acts and things,
       to sign and execute all such documents, instruments
       and agreements and to take all such steps as
       they may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the Master Leasing Agreement and the Supplemental
       Agreement and all other matters incidental
       thereto

2.     Approve and ratify the transactions contemplated          Mgmt          For                            For
       under the Concessionaire Counter Arrangements
       [as specified] during the 2 FYE 30 JUN 2009
       and the implementation thereof; approve the
       Revised Concessionaire Annual Caps [as specified];
       and authorize the Directors of the Company
       to do all such acts and things, to sign and
       execute all such documents, instruments and
       agreements and to take all such steps as they
       may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the Concessionaire Counter Arrangements
       and all other matters incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEPARTMENT STORE CHINA LTD                                                        Agenda Number:  701597897
--------------------------------------------------------------------------------------------------------------------------
    Security:  G65007109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  KYG650071098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the agreement [the Agreement]          Mgmt          For                            For
       dated 05 MAY 2008 entered into among (i) New
       World Development [China] Limited; (ii) Viewtop
       International Limited; and (iii) Billion Glory
       Group Limited, as specified, pursuant to which
       Viewtop International Limited, a wholly-owned
       subsidiary of the Company will acquire from
       New World Development [China] Limited one ordinary
       share of USD 1.00 each in the share capital
       of Billion Glory Group Limited and the shareholder's
       loan in the total amount of HKD 174,501,516.00
       as of 31 DEC 2007 owed by Billion Glory Group
       Limited to New World Development [China] Limited,
       and the transactions contemplated thereunder;
       authorize the Directors of the Company [the
       Directors] for and on behalf of the Company,
       to take all steps necessary or expedient in
       their opinion to implement and/or give effect
       to the terms of the Agreement and all transactions
       contemplated thereunder and all other matters
       incidental thereto or in connection therewith;
       to execute all such other documents, instruments
       and agreements and to do all such acts or things
       deemed by them to be incidental to, ancillary
       to or in connection with the matters contemplated
       under the Agreement and to make such variation,
       amendment and waiver of any matter relating
       thereto or in connection therewith which in
       the opinion of the Directors is not of a material
       nature and is in the interests of the Company
       and the shareholders of the Company as a whole




--------------------------------------------------------------------------------------------------------------------------
 NEWCREST MINING LTD, MELBOURNE VIC                                                          Agenda Number:  701381523
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6651B114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Nov-2007
        ISIN:  AU000000NCM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 420943 DUE TO CHANGE IN VOTING STATUS OF
       RESOLUTION 1. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the reports of the Directors and the
       Auditors thereon

2.A    Elect Mr. Greg Robinson as a Director, in accordance      Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.B    Elect Mr. Tim Poole as a Director, in accordance          Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.C    Elect Mr. Richard Lee as a Director, in accordance        Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.D    Elect Mr. John Spark as a Director, in accordance         Mgmt          For                            For
       with Rule 57 of the Company's Constitution

2.E    Re-elect Mr. Mick O'Leary as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with Rule
       69 of the Company's Constitution

3.     Adopt the remuneration report for the Company             Mgmt          For                            For
       [included in the report of the Directors] for
       the YE 30 JUN 2007

4.     Approve to increase the aggregate sum per annum           Mgmt          For                            For
       available for payment to the Non-Executive
       Directors of the Company in accordance with
       Rule 58 of the Company's Constitution and Australian
       Securities Exchange Listing Rule 10.17, as
       remuneration for their services, by AUD 500,000
       from AUD 1,300,000 up to a maximum sum of AUD
       1,800,000 per annum

5.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Managing Director
       and the Chief Executive Officer of the Company,
       Mr. Ian Smith, of up to 61,200 Rights under
       the terms contained in the Company's Executive
       Performance Share Plan and up to 12,730 Rights
       under the terms contained in the Company's
       Restricted Share Plan, as specified, and the
       issue of ordinary shares in the Company upon
       the exercise of those rights

6.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Finance Director of
       the Company, Mr. Greg Robinson, of up to 15,300
       Rights under the terms contained in the Company's
       Executive Performance Share Plan and up to
       8,500 Rights under the terms contained in the
       Company's Restricted Share Plan, as specified,
       and the issue of ordinary shares in the Company
       upon the exercise of those rights

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act 2001 [Cth] and the Australian Securities
       Exchange Listing Rules [including Listing Rule
       10.14], the issue to the Managing Director
       and the Chief Executive Officer of the Company,
       Mr. Ian Smith, of 4,728 Rights under the terms
       contained in the Company's Restricted Share
       Plan, on the same terms, particularly as to
       price and term, as specified, and the issue
       of ordinary shares in the Company upon the
       exercise of those rights

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NEXITY, PARIS                                                                               Agenda Number:  701505945
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6527B126                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  FR0010112524
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors of the Company's financial
       statement for the YE 2007 as presented, creating
       a profit of EUR 93,507,842.71 the shareholders
       meeting and the expenses and the charges that
       they were not tax deductible of EUR 52,277.90
       accordingly the shareholders meeting gives
       permanent discharge to the Directors for the
       performance of their duties during the said
       FY

O.2    Approve the shareholders meeting and recommendation       Mgmt          For                            For
       of the Board of Directors and resolves that
       the income for the FY be appropriated as follows:
       earning for the FY: EUR 93,507,842.71; legal
       reserve: EUR 4,675,392.14; distributable income:
       EUR 240,008,151.28 prior retained earnings
       :EUR 151,175,700.71; dividends: EUR 105,124,426.00;
       retained earnings: EUR 134,83,725.28 in the
       event of the Company holds some of its own
       shares on such date, the amount on the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account and the shareholders
       will receive a net dividend of EUR 2.00 per
       share, and will entitle to the 40% deduction
       provided by the French tax code, this dividend
       will be paid only on 09 MAY 2008 as required
       by Law, it is reminded that for the last 3
       FY the dividend paid where as follows EUR 1.00
       for FY 2004 EUR 1.60 for FY 2005 EUR 1.90 for
       FY 2006

O.3    Approve the share holders meeting having heard            Mgmt          Abstain                        Against
       the report of the Board of Directors and the
       Auditors, and the consolidated financial statements
       for the said FY in the form presented to the
       meeting

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreement governed by Article L.225.38 of the
       French Commercial Code and approve the agreements
       entered into or which remained in force during
       the FY with the exception of the conventions
       concluded with the CNCE or its subsidiaries
       and participations

O.5    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreement governed by Article L.225.38 of the
       French Commercial Code and approve the agreements
       which the CNCE

O.6    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreement Governed by Article L.225.38 of the
       French Commercial Code and approve the agreements
       entered into or which remained in force during
       the FY, as we all as the convention which is
       mentioned to the advantage of Mr. Alain Dinin.
       Chief executive officer of the Company, under
       the suspensive condition of its renewal in
       its functions for a new term of office

O.7    Receive  the special report of the Auditors               Mgmt          Abstain                        Against
       on agreement governed by Article L.225.38 of
       the French Commercial Code and the agreements
       entered into or which remained in force during
       the FY, as we all as the convention which is
       mentioned to the advantage of Mr. Herve Denize
       Chief Executive Vice President of the Company,
       under the suspensive condition of its renewal
       in its functions for a new term of office

O.8    Ratify the appointment of Mr. M. Charles Milhaud          Mgmt          For                            For
       as a Director, to replace Mr. M. Francois Couchou
       Meillot, for the reminder of Mr. M. Francois
       Couchou Meillot's term of office, I.E. up to
       the outcome of the present shareholders meetings

O.9    Ratify the appointment of Mr. Nicolas Merindol            Mgmt          For                            For
       as a Director, to replace Mr. M. Christian
       De Labriffe, for the reminder of Mr. M. Christian
       De Labriffe's term of office, I.E. up to the
       outcome of the present shareholders meetings

O.10   Ratify the appointment of Mr. M. Alain Lacroix            Mgmt          For                            For
       as a Director, to replace Mr. M. Antoine Zacharias,
       for the reminder of Mr. M. Antoine Zacharias's
       term of office, I.E. up to the outcome of the
       present shareholders meetings

O.11   Ratify the appointment of Mr. Caisse Nationaledes         Mgmt          For                            For
       Caisses D'epargne represented by Mr. M. Guy
       Contret as a Director, to replace Mr. M. M.
       Jacques Brions for the reminder of Mr. M. Jacques
       Brion's term of office, I.E. up to the outcome
       of the present share holders meetings

O.12   Ratify the appointment of Mr. M. Charles Henri            Mgmt          For                            For
       Filippi as a control agent, to replace by Mr.
       M. Robert Daussun for the reminder of Mr. M.
       Robert Daussun's term of office, I.E. until
       the shareholders meetings called to approve
       the financial statements for the FY 31 DEC
       2009

O.13   Approve to renew the appointment of Mr. M. Alain          Mgmt          For                            For
       Dinin as the Director for a 4 year period

O.14   Approve to renew the appointment of Mr. M. Herve          Mgmt          For                            For
       Denize as the Director for a 4 year period

O.15   Approve to renew the appointment of Caisse Nationale      Mgmt          For                            For
       Des Caisses D'epargne represented by Mr. M.
       Guy Cotret as the Director for a 4 year period

O.16   Approve to renew the appointment of Mr. M. Charles        Mgmt          For                            For
       Milhaud as the Director for a 4 year period

O.17   Approve to renew the appointment of Mr. M. Nicolas        Mgmt          For                            For
       Merindol as the Director for a 4 year period

O.18   Approve to renew the appointment of Mr. Mme               Mgmt          For                            For
       Anne Marie Chalambert as the Director for a
       4 year period

O.19   Approve to renew the appointment of Mr. M. Alain          Mgmt          For                            For
       Lacroix as the Director for a 4 year period

O.20   Approve to renew the appointment of Mr. M. Pascal         Mgmt          For                            For
       Oddo as the Director for a 4 year period

O.21   Approve to renew the appointment of Mr. M. Miguel         Mgmt          For                            For
       Sieler as the Director for a 4 year period

O.22   Approve the shareholders meeting and appoints             Mgmt          For                            For
       as Company statutory Auditor holder, Societe
       KPMG up to the annual shareholders' meeting
       which will rule in 2014 on the annual accounts
       which will be closed on 31 DEC 2013 year period

O.23   Approve the shareholders meeting and to appoints          Mgmt          For                            For
       as Company supplying statutory Auditor, M.
       Francois Caubriere up to the annual shareholders'
       meeting which will rule in 2014 on the annual
       accounts which will be closed on 31 DEC 2013

O.24   Approve the shareholder meetings and to appoint           Mgmt          For                            For
       as Company statutory Auditor holder, Societe
       Mazars at Guerapd up to the annual shareholders
       meeting which will rule in 2014 on the annual
       accounts which will be closed on 31 DEC 2013

O.25   Appoint the Company additional supplying statutory        Mgmt          For                            For
       Auditor, M. Franck Boyer up to the annual shareholders'
       meeting which will rule in 2014 on the annual
       accounts which will be closed on 31 DEC 2013

O.26   Authorize the Board of Directors to Trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price :200% of the average of the
       prices sides in the previous twenty sessions,
       except acquisition costs, maximum number of
       shares to be acquired :10% of the share capital,
       Maximum funds invested in the share buybacks:
       EUR 280,000.000 this [Authority expires at
       the end of 18 months period] the number of
       shares acquired by the company with a view
       to their retention or their subsequent delivery
       in payment or exchange as a merger divestment
       or capital contribution cannot exceed 5% of
       its capital; delegates all powers to the board
       of Directors to take all necessary measures
       and accomplish all necessary formalities this
       delegation of powers supersedes any and all
       earlier delegations of the same effect

E.27   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       70,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares and debt securities,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 300,000,000.00
       [Authority expires at the end of 26 month period];
       this amount shall count against the overall
       value set forth in Resolutions 28 to 30 and
       34 to 36, the shareholders' preferential subscription
       rights; delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities, this
       delegation of powers supersedes any all earlier
       delegations to the same effect

E.28   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       60,000,000.00 by issuance, with abolition of
       preferred subscription rights, of shares and
       debt securities, the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 250,000,000.00 this [Authority
       expires at the ned of 26 month period]; this
       amount shall count against the overall value
       set forth in resolutions 27; delegates all
       powers to the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities, this delegation of powers supersedes
       any all earlier delegations to the same effect

E.29   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on 1 or more occasions, in France or Abroad,
       the share capital to a maximum nominal amount
       of 15% of the initial issue, by issuance, with
       the shareholders' preferred subscription rights
       maintained [or abolished], [Authority expires
       at the end of 26 month period]; this amount
       shall count against the overall value set forth
       in the resolutions 27 and 28, this delegation
       of powers supersedes any and allerglier delegations
       to the same effect

E.30   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 70,000,000.00 by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the by laws, by issuing donus
       shares or raising the par value of existing
       shares, or by a combination of these methods,[Authority
       expires at the end of 26 months period], this
       amount shall count against the overall value
       set forth in resolution 27; delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.31   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, in favour of employees
       and corporate officers of the Company who are
       Members of a Company savings plan, [Authority
       expires at the end of 26 month period] and
       for a nominal amount that shall not exceed
       1% of the capital diluted on the day of the
       present meeting, the shareholders' meeting
       decides to cancel the shareholders' preferential
       subscription rights, the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all the necessary formalities this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.32   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the shares capital over a 24 month
       period, [Authority expires at the end of 18
       month period]; delegates all powers supersedes
       any and all earlier delegations to the same
       effect

E.33   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the corporate
       officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital, [Authority expires at the end
       of 14 month period], this amount shall not
       count against the overall value set forth in
       resolutio 27, to cancel the shareholders' preferential
       subscription rights in favour of beneficiaries
       of the allocations of ordinary shares to be
       issued, the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities, this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.34   Authorize the Board of Directors to issue Company's       Mgmt          For                            For
       equity securities BNP Paribas Securities Services
       or Securities giving access to the Company's
       share capital, in consideration for securities
       tendered in a public exchange offer initiated
       by the Company concerning the shares of another
       Company and to increase the capital by a maximum
       of EUR 60,000,000.00, [Authority expires at
       the ned of 26 month period], this amount shall
       count against the overall value set forth in
       resolution number 28, to cancel the shareholders'
       preferential subscription rights; delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       form alities, this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.35   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital and to increase
       the capital by a maximum of 10% of the share
       capital, this authorization is granted for
       a 26 month period, this amount shall count
       against the overall value set forth in resolutio
       27, to cancel the shareholders' preferential
       subscription rights;  delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities,
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.36   Grant all powes to the Bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 NH HOTELES SOCIEDAD ANONIMA                                                                 Agenda Number:  701583898
--------------------------------------------------------------------------------------------------------------------------
    Security:  E7650R103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  ES0161560018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and report on the             Mgmt          For                            For
       Board's Management for 2007

2.1    Appoint Mr. Sociedad De Promocion Y participacion         Mgmt          For                            For
       empresa-rial Caja De Madrid Sa [SPPE] as a
       Sunday Board Member

2.2    Re-elect Mr. Jose De Nadal Capara as an Independent       Mgmt          For                            For
       Board Member

3.     Grant authority to acquire own shares                     Mgmt          For                            For

4.     Appoint the Accounts Auditor                              Mgmt          For                            For

5.     Grant authority to remunerate Employees and               Mgmt          For                            For
       Management in shares up to a max of EUR 12000
       of their variable salary

6.     Approve to delegate the powers to execute resolutions     Mgmt          For                            For
       adopted in the meeting

7.     Approve the information on the modification               Mgmt          Abstain                        Against
       of the Articles 21,26 and 29 of the Board Rules




--------------------------------------------------------------------------------------------------------------------------
 NHK SPRING CO.,LTD.                                                                         Agenda Number:  701634001
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49162126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3742600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Treasury Shares           Mgmt          For                            For
       for Odd-Lot Purchases

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 NICE HOLDINGS,INC.                                                                          Agenda Number:  701635609
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4919N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3641300003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Clarify         Mgmt          Against                        Against
       the Maximum Size of Board   of Diretors and
       Auditors, Reduce Term of Office of Directors
       to One Year,     Establish Articles Related
       to Use of Share Purchase Warrants as Anti-Takeover
       Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

6      Approve Details of Compensation as Stock Option           Mgmt          For                            For
       Plan for Corporate Officers

7      Allow Board to Issue Share Purchase Warrants              Mgmt          Against                        Against
       as Anti-Takeover Measures




--------------------------------------------------------------------------------------------------------------------------
 NICHIAS CORPORATION                                                                         Agenda Number:  701634239
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49205107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3660400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NICHICON CORPORATION                                                                        Agenda Number:  701615506
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49420102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3661800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NICHIHA CORPORATION                                                                         Agenda Number:  701626864
--------------------------------------------------------------------------------------------------------------------------
    Security:  J53892105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3662200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Final Payment Associated with Abolition           Mgmt          For                            For
       of Retirement Benefit System  for Directors
       and Auditors

5      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 NICHII GAKKAN COMPANY                                                                       Agenda Number:  701625420
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49603103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3660900006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NICHIREI CORPORATION                                                                        Agenda Number:  701608385
--------------------------------------------------------------------------------------------------------------------------
    Security:  J49764145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3665200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIDEC COPAL CORPORATION                                                                     Agenda Number:  701610962
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5000K104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  JP3734830007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIDEC SANKYO CORPORATION                                                                    Agenda Number:  701615924
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5296N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Jun-2008
        ISIN:  JP3327600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NIFCO INC.                                                                                  Agenda Number:  701616104
--------------------------------------------------------------------------------------------------------------------------
    Security:  J50022102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3756200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIHON KOHDEN CORPORATION                                                                    Agenda Number:  701622323
--------------------------------------------------------------------------------------------------------------------------
    Security:  J50538115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3706800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIHON UNISYS,LTD.                                                                           Agenda Number:  701613095
--------------------------------------------------------------------------------------------------------------------------
    Security:  J51097103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3754200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Directors

7.     Approve delegation to the board of directors              Mgmt          For                            For
       of the decision on matters concerning the offering
       of stock acquisition rights issued as stock
       options




--------------------------------------------------------------------------------------------------------------------------
 NIHON YAMAMURA GLASS CO.,LTD.                                                               Agenda Number:  701633340
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5111L108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3752800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPO CORPORATION                                                                           Agenda Number:  701633833
--------------------------------------------------------------------------------------------------------------------------
    Security:  J53935102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3750200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON CHEMI-CON CORPORATION                                                                Agenda Number:  701633592
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52430113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3701200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON DENSETSU KOGYO CO.,LTD.                                                              Agenda Number:  701624391
--------------------------------------------------------------------------------------------------------------------------
    Security:  J52989100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3736200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON FLOUR MILLS CO.,LTD.                                                                 Agenda Number:  701623743
--------------------------------------------------------------------------------------------------------------------------
    Security:  J53591111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3723000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON METAL INDUSTRY CO.,LTD.                                                              Agenda Number:  701625747
--------------------------------------------------------------------------------------------------------------------------
    Security:  J54795117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3698400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Adopt Restriction
       to the Rights for Odd-Lot Shares, and Allow
       Use of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON PAINT CO.,LTD.                                                                       Agenda Number:  701633946
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55053128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3749400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SHOKUBAI CO.,LTD.                                                                    Agenda Number:  701616053
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55806103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3715200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SODA CO.,LTD.                                                                        Agenda Number:  701635279
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55870109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3726200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SUISAN KAISHA,LTD.                                                                   Agenda Number:  701620127
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56042104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3718800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON YAKIN KOGYO CO.,LTD.                                                                 Agenda Number:  701630697
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56472111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3752600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIS GROUP CO.,LTD.                                                                          Agenda Number:  701449933
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56517105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Feb-2008
        ISIN:  JP3674410000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Issuance of New Shares through a Third            Mgmt          Against                        Against
       Party Allotment

2.     Approve Issuance of Equity Warrants on Specially          Mgmt          Against                        Against
       Favorable Terms to the Subscriber

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIS GROUP CO.,LTD.                                                                          Agenda Number:  701618045
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56517105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3674410000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.     Appoint a Corporate Auditor                               Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

4.     Approval of the Merger Agreement with NIS Property        Mgmt          For                            For
       Co., Ltd.




--------------------------------------------------------------------------------------------------------------------------
 NISHI-NIPPON RAILROAD CO.,LTD.                                                              Agenda Number:  701615556
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56816101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3658800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 NISHIMATSU CONSTRUCTION CO.,LTD.                                                            Agenda Number:  701639342
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56730120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3659200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSAN CHEMICAL INDUSTRIES,LTD.                                                             Agenda Number:  701608018
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56988108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3670800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

2.8    Appoint a Director                                        Mgmt          No vote

2.9    Appoint a Director                                        Mgmt          No vote

2.10   Appoint a Director                                        Mgmt          No vote

2.11   Appoint a Director                                        Mgmt          No vote

3.     Appoint a Corporate Auditor                               Mgmt          No vote

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          No vote

5.     Approve Policy regarding Large-scale Purchases            Mgmt          No vote
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 NISSAN SHATAI CO.,LTD.                                                                      Agenda Number:  701637312
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57289100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3672000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 NISSEN HOLDINGS CO.,LTD.                                                                    Agenda Number:  701465874
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57504102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Mar-2008
        ISIN:  JP3679800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NISSHA PRINTING CO.,LTD.                                                                    Agenda Number:  701615532
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57547101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3713200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Amend the Compensation to be received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NISSHINBO INDUSTRIES,INC.                                                                   Agenda Number:  701622979
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57762114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3678000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Change Official Company Name,          Mgmt          For                            For
       Expand Business Lines

2      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary and Create a      Holding Company
       Structure

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Appoint Accounting Auditors                               Mgmt          For                            For

7      Authorize Use of Stock Options                            Mgmt          For                            For

8      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 NISSIN CORPORATION                                                                          Agenda Number:  701630293
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57977100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3674400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NISSIN KOGYO CO.,LTD.                                                                       Agenda Number:  701601519
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58074105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  JP3675300002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 NITORI CO.,LTD.                                                                             Agenda Number:  701569177
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58214107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  JP3756100008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Abstain                        Against

4      Amend the Compensation including Stock Options            Mgmt          Against                        Against
       to be Received by Corporate    Officers

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NITTETSU MINING CO.,LTD.                                                                    Agenda Number:  701627828
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58321100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3680800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NITTO BOSEKI CO.,LTD.                                                                       Agenda Number:  701627032
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58364118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3684400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year, Adopt      Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of       Liability System for
       Outside Auditors, Appoint Independent Auditors

3      Amend Articles to: Increase Authorized Capital            Mgmt          Against                        Against
       to 600,000,000

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NITTO KOGYO CORPORATION                                                                     Agenda Number:  701627107
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58579103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3682400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOBEL BIOCARE HOLDING AG                                                                    Agenda Number:  701478566
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5783Q106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  CH0014030040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Receive the annual report and consolidated financial      Mgmt          For                            For
       statements for 2007, report of the Group Auditors

2.     Approve the Statutory financial statements of             Mgmt          For                            For
       Nobel Biocare Holdings AG for 2007 [including
       remuneration report], report of the Statutory
       Auditors

3.     Approve the appropriation of the available earnings/dividendMgmt          For                            For
       for 2007

4.     Grant discharge to the Board of Directors                 Mgmt          For                            For

5.A    Re-elect Mr. Stig Eriksson as a Member of the             Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.B    Re-elect Mr. Antoine Firmench as a Member of              Mgmt          For                            For
       the Board of Directors for a 1-year term of
       office

5.C    Re-elect Mr. Robert Lilja as a Member of the              Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.D    Re-elect Mrs. Jane Royston as a Member of the             Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.E    Re-elect Mr. Rolf Soiron as a Member of the               Mgmt          For                            For
       Board of Directors for a 1-year term of office

5.F    Re-elect Mr. Rolf Watter as a Member of the               Mgmt          Against                        Against
       Board of Directors for a 1-year term of office

5.G    Re-elect Mr. Ernst Zaengerle as a Member of               Mgmt          For                            For
       the Board of Directors for a 1-year term of
       office

6.     Elect Dr. Edgar Fluri as a Board of Director              Mgmt          For                            For
       as of 01 JUL 2008 for a tenure ending at the
       next annual general shareholders meeting

7.     Re-elect the Auditors and Group Auditors                  Mgmt          For                            For

8.     Approve the split of shares and conversion of             Mgmt          For                            For
       bearer shares into registered shares

9.     Approve to adjust the Articles of Incorporation           Mgmt          For                            For
       due to modified requirements

10.    Approve to reduce the share capital                       Mgmt          For                            For

11.    Approve the conversion of share premium into              Mgmt          For                            For
       free reserves and the Share Buy-back Program

       Please note that the meeting is held in Z rich            Non-Voting
       and SEB will not arrange with an representative.
       To be able to vote a shareholder need to be
       temporarily registered in the share register.




--------------------------------------------------------------------------------------------------------------------------
 NOBIA AB                                                                                    Agenda Number:  701472273
--------------------------------------------------------------------------------------------------------------------------
    Security:  W5750H108                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  SE0000949331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Hans Larsson as the Chairman of the             Mgmt          For                            For
       AGM of 2008

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

6.     Approve to determine as to whether the meeting            Mgmt          For                            For
       has been duly convened

7.     Receive the annual accounts and the Auditor's             Mgmt          For                            For
       report, and the consolidated accounts and the
       Auditor's report on the consolidated accounts

8.     Speech by the President and statement by the              Mgmt          For                            For
       Chairman of the Board of Directors

9.     Adopt the income statement and the balance sheet,         Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

10.    Approve the profit for the year totaling of               Mgmt          For                            For
       approximately SEK 2,066 million be appropriated
       so that a dividend of SEK 2.50 per share, and
       totaling approximately SEK 429 million, be
       paid to the shareholders, and that the remaining
       amount be carried forward; the total dividend
       amount may increase in the event that additional
       shares are received if options are redeemed;
       the record date proposed by the Board of Directors
       for the dividend is Friday, 04 APR 2008; if
       the AGM passes a resolution in accordance with
       the proposal, the dividend is expected to be
       paid through the agency of VPC AB on Wednesday,
       09 APR 2008

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the President from liability

12.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors be at 9, with no Deputy
       Members

13.    Approve the fee to each Member of the Board               Mgmt          For                            For
       of Directors who is not salaried by the Company
       shall be SEK 315,000; the fee to the Chairman
       of the Board of Directors shall be SEK 790,000;
       no fees shall be paid for work in committees

14.    Re-elect Messrs. Hans Larsson, Stefan Dahlbo,             Mgmt          For                            For
       Bodil Eriksson, Wilhelm Lauren, Harald Mix,
       Fredrik Palmstierna, Thore Ohlsson and Lotta
       Stalin as the Members of the Board of Directors;
       Mr. Fredrik Cappelen is to step down as President
       and Member of the Board of Directors; the Nomination
       Committee will revert with proposals for another
       Board Member once a new President has been
       appointed; Mr. Hans Larsson continues as the
       Chairman of the Board of Directors

15.    Approve the specified change of principles for            Mgmt          For                            For
       the composition of the Nomination Committee

16.    Approve the specified guidelines for remuneration         Mgmt          For                            For
       and other conditions for employment for the
       Group Management

17.    Approve, in accordance with the resolution below,         Mgmt          For                            For
       a performance-related Employee Share Option
       Scheme for 2008, including the issue of share
       options carrying rights to subscribe for new
       shares and transfer of share options, as specified

18.    Authorize the Board of Directors: to resolve              Mgmt          For                            For
       to acquire treasury shares in accordance with
       the following: 1) acquisition can be made on
       the OMX Nordic Exchange Stockholm [OMX] or
       in accordance with a tender offer to all Nobia
       shareholders; 2) acquisition of shares may
       not result in the total holding of treasury
       shares, at any time, exceeding 10% of all shares
       in Nobia; 3) acquisition of shares on OMX may
       only be effected at a price within the, at
       any time, registered price interval at the
       stock exchange, meaning the price interval
       between the highest bid price and the lowest
       ask price; 4) acquisition in accordance with
       a tender offer according to Section 1 above
       shall be effected at a price corresponding
       to the lowest share price at the time of the
       offer with a maximum upward divergence of 20%;
       5) authorization may be used on 1 or several
       occasions only until the 2009 AGM; to resolve
       to sell treasury shares acquired with the support
       of the proposal for the authorization above,
       in accordance with the following: 1) sales
       of shares shall be made outside OMX, with or
       without deviation from the shareholders' preferential
       rights and with or without payment in kind
       or payment by way of set-off; such sales may
       be made at a price in cash or value for obtained
       property corresponding to the price for the
       sold Nobia shares at the time of the sale,
       with a divergence found reasonable by the Board
       of Directors; 2) the number of shares that
       may be sold should not be more than 10% of
       the total number of shares in Nobia; 3) sales
       in connection with Company acquisitions may
       be made at a market value as decided by the
       Board of Directors; 4) the sales may not be
       made to any of the persons listed in Chapter
       16, Section 2 of the Swedish Companies Act;
       5) the authorization may be used on one or
       several occasions, but only until the 2009
       AGM

19.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOF CORPORATION                                                                             Agenda Number:  701626460
--------------------------------------------------------------------------------------------------------------------------
    Security:  J58934100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3753400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOKIAN TYRES PLC, NOKIA                                                                     Agenda Number:  701487022
--------------------------------------------------------------------------------------------------------------------------
    Security:  X5862L103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  FI0009005318
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.50 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Approve the number of the Auditor(s)                      Mgmt          For                            For

1.8    Elect the Board Members                                   Mgmt          For                            For

1.9    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Amend Articles of Association                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOMURA REAL ESTATE HOLDINGS,INC.                                                            Agenda Number:  701621371
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5893B104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3762900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NORDDEUTSCHE AFFINERIE AG, HAMBURG                                                          Agenda Number:  701449476
--------------------------------------------------------------------------------------------------------------------------
    Security:  A7289P100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  DE0006766504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 08 FEB 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the adopted financial statements          Non-Voting
       of Norddeutsche Affinerie Aktiengesellschaft
       and the consolidated financial statements as
       at 30 SEP 2007, the Management reports of Norddeutsche
       Affinerie Aktiengesellschaft and the Group
       for the FY 2006/07, the report of the Supervisory
       Board, the Corporate Governance Report and
       the explanatory reports by the Executive Board
       on the disclosures in accordance with acquisition
       law

2.     Resolution on the utilization of the unappropriated       Mgmt          For                            For
       earnings

3.     Resolution on the exoneration of the Members              Mgmt          For                            For
       of the Executive Board for the FY 2006/07

4.     Resolution on the exoneration of the Members              Mgmt          For                            For
       of the Supervisory Boards for the FY 2006/07

5.     Election of the Auditors for the FY 2007/08:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft Aktiengesellschaft,
       Writschaftsprufungsgesellschaft, Berlin und
       Frankfurt/Main

6.     Election to the Supervisory Board: Dr. Ernst              Mgmt          For                            For
       J. Wortberg, Dr. Peter von Foerster, Mr. Ulf
       Ganger, Mr. Rainer Grohe, Mr. Thomas leysen,
       Antwerp and Prof. Dr. Fritz Vahrenholt, Hamburg

7.     Resolution on the new power to acquire and use            Mgmt          For                            For
       own shares in accordance with Section 71 Paragraph
       1 No.8 AktG and on the exclusion of the right
       of subscription

8.     Resolution on the amendment of the power to               Mgmt          For                            For
       exclude the subscription right on the exercise
       of the existing authorized, unissued capital
       in conjunction with increases in capital for
       cash on the issuance of new shares at a price
       close to the stock market price and the amendment
       of Section 4 Paragraph 2 letter c) of the Articles
       of Association [authorized unissued capital]

9.     Resolution on the cancellation of Section 16              Mgmt          Against                        Against
       of the Articles of Association in their current
       version, re-designation of Section 15a of the
       Articles of Association as Section 16 of the
       Articles of Association in the new version
       and amendments to the Articles of Association

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 NORDISKE KABEL- OG TRAADFABRIKKER HOLDING A/S NKT                                           Agenda Number:  701520086
--------------------------------------------------------------------------------------------------------------------------
    Security:  K70975147                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  DK0010287663
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report by the Board of Directors              Mgmt          For                            For
       on the Company's activities in 2007

2.     Receive the annual report                                 Mgmt          For                            For

3.     Adopt the annual report                                   Mgmt          For                            For

4.     Approve to pay a dividend of DKK 11 per share             Mgmt          For                            For
       of DKK 20 nominal value, equal to a total dividend
       of DKK 260,206,694, based on the registered
       share capital of the Company, to the shareholders
       for the FY 2007

5.     Grant discharge to the Management and the Board           Mgmt          For                            For
       of Directors from their liabilities

6.     Approve the Board of Directors' remuneration              Mgmt          For                            For
       for 2008 is DKK 600,000 to the Chairman, DKK
       450,000 to the Deputy Chairman, and DKK 300,000
       to each of the Other Members

7.     Re-elect Messrs. Christian Kjaer, Jan Trojborg,           Mgmt          For                            For
       Krister Ahlstrom, Jens Maaloe and Jens Due
       Olsen as the Board Members; Mr. Jan Wraae Folting
       resigns from the Board of Directors; elect
       Mr. Lone Fonss Schroder as a new Member of
       the Board of Directors

8.     Re-elect KPMG Statsautoriseret Revisionspartnerselskab    Mgmt          For                            For
       [CVR nr. 30 70 020 28] as a sole Auditor of
       the Company

9.1    Approve to replace the existing authorization             Mgmt          For                            For
       in Article 3(4) of the Articles of Association
       as specified

9.2    Authorize the Board of Directors to issue warrants        Mgmt          For                            For
       to the employees and the Management in the
       Company and the companies consolidated with
       the Company with up to a nominal amount of
       DKK 10,000,000 [500,000 shares] of DKK 20 each;
       furthermore to effect the necessary capital
       increase connected to the exercise of the warrants;
       and approve to insert the authorization to
       the Board of Directors in the Article of Association
       as a new Article 3.B(5), as specified

9.3    Amend the Article 6(9) of the Article of Association,     Mgmt          For                            For
       as specified, according to which the Company
       in the future only distributes the annual report
       in an electronic version

9.4    Adopt the guidelines, regarding incentive pay             Mgmt          For                            For
       for the Board of Directors and Management in
       NKT holding A/S, in accordance with the Danish
       Public Companies Act, Article 69 b; if, adopted
       it will be inserted as Article 11 in the Articles
       of Association, as specified

9.5    Amend the Article 2, 3 (3), 3A(2), 3B(1), 3B(4),          Mgmt          For                            For
       3C, 3D, 3E, 3F, 3G, 3H, 3I, 3K, 4(1), 4(2),
       6(4)(6), 7, 8(2), 8(3), 8(4), 10(1), 13(2)(3),
       17 of the Article Association, as specified

9.6    Authorize the Board of Directors, to arrange              Mgmt          For                            For
       for an acquisition by the Company, of own shares
       representing a nominal value up to 10% of the
       share capital, the purchase price for such
       shares shall not deviate more than 10% from
       the price quoted on the OMX the Nordic Exchange
       at the time of acquisition; the price quoted
       at the time of the acquisition means closing
       price of OMX the Nordic Exchange; [Authority
       expires at the next AGM]

9.7    Authorize the Chairman of the meeting to register         Mgmt          For                            For
       and to make such changes and amendments to
       the decisions made at the general meeting as
       may be required by the Danish Commerce and
       Companies Agency in registration of the decisions
       made

10.    Any other proposals                                       Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NORITAKE CO.,LIMITED                                                                        Agenda Number:  701630320
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59052118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3763000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 NORITSU KOKI CO.,LTD.                                                                       Agenda Number:  701638225
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59117101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3759500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 NORITZ CORPORATION                                                                          Agenda Number:  701474986
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59138115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3759400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORTHBRIDGE FINL CORP                                                                       Agenda Number:  701491968
--------------------------------------------------------------------------------------------------------------------------
    Security:  663802106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  CA6638021064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors as specified                          Mgmt          For                            For

2.     Appoint the Auditors and approve their remuneration       Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 NOVOZYMES A/S                                                                               Agenda Number:  701458071
--------------------------------------------------------------------------------------------------------------------------
    Security:  K7317J117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Mar-2008
        ISIN:  DK0010272129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Director's report on the             Mgmt          For                            For
       Company's activities for the YE

2.     Approve the audited annual report 2007, including         Mgmt          For                            For
       discharge of the Board of Management and the
       Board of Directors from liability for actions
       taken in discharge of their responsibilities
       in the YE

3.     Approve the appropriation of profits or covering          Mgmt          For                            For
       of losses according to the adopted annual report;
       the dividend of DKK 5.00 per A/B share of DKK
       10

4.     Approve the general guidelines for the incentive          Mgmt          For                            For
       program of the Board of Management; and the
       draft General Guidelines for incentive payment
       for the Board of Management in Novozymes A/S
       and to involve the insertion of the new Article
       14.2 in the Articles of Association of the
       Company as specified

5.1    Re-elect Mr. Henrik Gurtler as a Member of the            Mgmt          Against                        Against
       Board of Directors

5.2    Re-elect Mr. Kurt Anker Nielsen as a Member               Mgmt          Against                        Against
       of the Board of Directors

5.3    Re-elect Mr. Paul Petter Aas as a Member of               Mgmt          For                            For
       the Board of Directors

5.4    Re-elect Mr. Jerker Hartwall as a Member of               Mgmt          For                            For
       the Board of Directors

5.5    Re-elect Mr. Walther Thygesen as a Member of              Mgmt          For                            For
       the Board of Directors

5.6    Re-elect Mr. Mathias Ulhen as a Member of the             Mgmt          For                            For
       Board of Directors

5.7    Elect Mr. Hans Werdelin as a Member of the Board          Mgmt          Against                        Against
       of Directors

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company

7.     Authorize the Board of Directors to allow the             Mgmt          For                            For
       Company to acquire its own shares up to an
       aggregate nominal value of 10% of its share
       capital, as specified in Section 48 of the
       Danish Public Companies Act, the purchase price
       not deviated by more than 10% from the market
       price at the date of acquisition; [Authority
       expires until the next AGM]

8.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NRJ GROUP, PARIS                                                                            Agenda Number:  701604109
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6637Z112                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  FR0000121691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented,
       loss for the FY: EUR 474,051,000.00; the expenses
       and charges that were not tax deductible of
       EUR 621.00 together with the corresponding
       tax; and grant discharge to the Board of Directors
       for the performance of their duties during
       the said FY

O.2    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, income for the
       FY: EUR 52,785,000.00, of which EUR 51,535,000.00
       is Group part

O.3    Receive the Special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Article L.225.86 of
       the French Commercial Code, and approve the
       said report nd the agreements referred to therein

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: loss for
       the FY: EUR 474,051,000, appropriation to other
       reserves: EUR 17,588,000.00 to share premiums:
       EUR 456,463,000.00 which balance shows an amount
       of EUR 1,278,143,000.00, as required by law,
       it is reminded that, for the last three FYs,
       the dividends paid, were al follows: EUR 0.29
       as of 30 SEP 2004, EUR 0.37 as of 31 DEC 2005,
       EUR as of 31 DEC 2006

O.5    Approve to receive an exceptional dividend of             Mgmt          For                            For
       a global amount of EUR 25,079,000.00 withdrawn
       from the account issuance premium, which corresponds
       to a net dividend of EUR 0.29 per share, such
       exceptional dividend will entitle to the 40%
       deduction provided by the French Tax Code and
       be paid on 04 JUL 2008; following this transfer,
       the issuance premium account will show a new
       balance of EUR 1,253,064.00; in the event that
       the Company holds of its own shares on such
       date, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account

O.6    Ratify the appointment of Groupe PIA as a Co-Deputy       Mgmt          For                            For
       Auditor, to replace PIA Company, for the remainder
       of PIA Company's term of office; and approve
       the financial statements for the FYE on 31
       DEC 2008

O.7    Ratify the appointment of Coexcom as a Co-statutory       Mgmt          For                            For
       Auditor, to replace Yvescanac, for the remainder
       of Yves Canac's term of office; and approve
       the financial statements for the FYE on 31
       DEC 2008

O.8    Adopt the Resolutions 16 and 19; and appoint              Mgmt          For                            For
       Mr. Jean Paul Baudecroux as a Member of the
       Board of Directors, for a 2 year period

O.9    Adopt the Resolutions 16 and 19; and appoint              Mgmt          For                            For
       Mr. Antoine Giscard D'estaing as a Member of
       the Board of Directors for a 2 year period

O.10   Adopt the Resolutions 16 and 19; and appoint              Mgmt          For                            For
       Mr. Francois Mazon a Member of the Board of
       Directors for a 2 year period

O.11   Adopt the Resolutions 16 and 19; and appoint              Mgmt          For                            For
       Mrs. Micheline Guilbert as a Member of the
       Board of Directors for a 2 year period

O.12   Adopt the Resolutions 16 and 19; and appoint              Mgmt          For                            For
       Mrs. Vibekerostorp as a Member of the Board
       of Director for a 2 year period

O.13   Adopt the Resolutions 16 and 19; and appoint              Mgmt          For                            For
       Mrs. Maryamsalehi as a Member of the Board
       of Director for a 2 year period

O.14   Approve to award total annual fees of EUR 65,000.00,      Mgmt          For                            For
       to the Supervisory Board or to the Board of
       Directors, in case of the adoption of Resolutions
       16 and 19 of the present meeting

O.15   Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 20.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 172,961,408.00; [Authority expires at the
       end of 18 month period]; to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors to rule the              Mgmt          For                            For
       Company; the shareholder's meeting acknowledge
       that such decision shall thus put an end to
       the appointment of the Members belonging to
       the Executive Committee and Supervisory Board,
       under the reserve of the adoption of Resolution
       19

E.17   Adopt the Resolution 16; and amend the Article            Mgmt          For                            For
       Number 1 of the By-Laws

E.18   Adopt the Resolution 19 of the present meeting            Mgmt          For                            For
       to authorize the Board of Directors to set
       up a Group of control agendas; and amend the
       Article Number 15 of the By-Laws

E.19   Approve the draft of the New By-Laws by the               Mgmt          For                            For
       Executive Committee and the agreement of the
       Supervisory Board; the shareholder's meeting
       resolves to adopt the new text of the By-Laws

E.20   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, up
       to a maximum of 10% of the share capital; [Authority
       expires at the end of 24 month period]; to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one tenth of the new capital after each
       increase; to take all necessary measures and
       accomplish all necessary formalities

E.21   Authorize the Executive Committee to proceed,             Mgmt          For                            For
       in one or more issues, with the issuance of
       warrants entitling to the purchase of shares
       in favor of the employees and or of certain
       corporate Members of the Company; to increase
       the capital by the issuance of a number of
       shares which shall not exceed 2% of the share
       capital; and to waive the preferential subscription
       rights of the shareholders to the warrants
       and or shares purchase to the profit of the
       beneficiaries; to take all necessary measures
       and accomplish all necessary formalities; to
       charge the share issuance costs against the
       related premiums and deduct from thee premiums
       the amounts necessary to raise the legal reserve
       to one tenth of the new capital after each
       increase

E.22   Authorize the Executive Committee to increase             Mgmt          For                            For
       the capital, on one or more occasions in France
       or abroad: by issuance of ordinary shares and
       or securities giving access to the share capital
       of a maximum nominal amount of EUR 87,000.00,
       and or by way of capitalizing reserves, profits
       premiums or other means, provided that such
       capitalization is allowed by law and under
       the by laws, to be carried out through the
       issue of bonus shares or the raise of the par
       value of the existing shares or by utilizing
       all or some of these methods, successively
       or simultaneously, the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 100,000,000.00; [Authority expires
       at the end of 26 month period]; to cancel the
       shareholders' preferential subscription rights
       in favor of the beneficiaries; to charge the
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one tenth of
       the new capital after each increase; to take
       all necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Executive Committee the necessary           Mgmt          For                            For
       power to increase the capital, on one or more
       occasions in France or abroad, by issuance
       of ordinary shares and or securities, the increase
       of capital through the issuance of share shall
       not exceed EUR 87,000.00; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 100,000.00; [Authority
       expires at the end of 26 month period]; this
       amount shall count against the overall value
       set forth in Resolution 22; to cancel the shareholders'
       preferential subscription rights in favor of
       the beneficiaries; to take all necessary measures
       and accomplish all necessary formalities

E.24   Authorize the Executive Committee to increase             Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at the end of 26
       month period comes in application of Resolutions
       22 and 23 of the present meeting

E.25   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and Corporate officers of the Company who are
       Members of a Company savings plan; [Authority
       expires at the of 26 month period], such increase
       of capital shall not exceed 1% of the share
       capital; this amount shall count against the
       overall value specified in Resolution 22 and
       23; to cancel the shareholders' preferential
       subscription rights in favor of the beneficiaries;
       shareholder's meeting authorizes the Executive
       Committee for a 26 month period to set the
       issue price of the ordinary shares or securities
       to be issued, in accordance with the terms
       and conditions determined by the shareholders'
       meeting; to take all necessary measures and
       accomplish all necessary formalities

E.26   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 NS SOLUTIONS CORPORATION                                                                    Agenda Number:  701610861
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59332106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3379900008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701603575
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5940Z104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

3.13   Appoint a Director                                        Mgmt          Against                        Against

3.14   Appoint a Director                                        Mgmt          Against                        Against

3.15   Appoint a Director                                        Mgmt          Against                        Against

3.16   Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NUFARM LIMITED                                                                              Agenda Number:  701402543
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7007B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Dec-2007
        ISIN:  AU000000NUF3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the consolidated financial statements of
       the Company and the Company's controlled entities
       and the reports of the Directors' and the Auditor
       for the YE 31 JUL 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the YE 31 JUL 2007

3.A    Re-elect Mr. Garry A. Hounsell as a Director,             Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution and ASX Listing
       Rule 14.4

3.B    Re-elect Mr. Donald G. McGauchie as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution and ASX Listing
       Rule 14.4

S.4    Amend the Constitution of the Company by re-inserting     Mgmt          For                            For
       Clause 13.7A after Clause 13.7 and Clause 13.7B
       after Clause 13.7A, as specified




--------------------------------------------------------------------------------------------------------------------------
 NUTRECO HOLDING NV, BOXMEER                                                                 Agenda Number:  701494750
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6508Y120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  NL0000375400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 452475 DUE TO CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 25 MAR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Report of the Supervisory Board, of the Audit             Non-Voting
       Committee and of the Remuneration Committee
       for the financial year 2007

3.     Report of the Executive Board for the financial           Non-Voting
       year 2007

4.1    Adoption of the Annual Accounts                           Mgmt          For                            For

4.2    Dividend proposal                                         Mgmt          For                            For

5.     Corporate Governance: summary of the Corporate            Non-Voting
       Governance policy

6.1    Discharge of the Executive Board for the conduct          Mgmt          For                            For
       of the business

6.2    Discharge of the Supervisory Board for its supervisory    Mgmt          For                            For
       duties

7.1    Executive Board: vesting of the performance               Non-Voting
       shares granted in 2006

7.2    Executive Board: introduction of a new salary             Mgmt          For                            For
       peer group

8.     Appointment of KPMG Accountants N.V. as External          Mgmt          For                            For
       Auditor

9.     Proposal to use English as the sole language              Mgmt          For                            For
       for the publication of the Annual Report, the
       Annual Accounts and of the other regulated
       information over the year 2008 and following

10.1   Proposal to authorize the Executive Board -               Mgmt          For                            For
       subject to the approval of the Supervisory
       Board - to issue shares and to grant rights
       to subscribe for shares as provided for in
       article 8 of the Company's Articles of Association
       for a period of 18 months

10.2   Proposal to designate the Executive Board as              Mgmt          For                            For
       the corporate body authorized - subject to
       the approval of the Supervisory Board - to
       restrict or to exclude pre-emption rights as
       provided for in article 9 of the Company's
       Articles of Association for a period of 18
       months

11.1   Authorization of the Executive Board- subject             Mgmt          For                            For
       to the approval of the Supervisory Board -
       to buy back the Company's own ordinary shares
       and Cumulative Preference A shares as specified
       in article 10 of the Company's Articles of
       Association for a period of 18 months

11.2   Proposal to cancel Cumulative Preference A shares         Mgmt          For                            For

12.    Communications and questions                              Non-Voting

13.    Closing                                                   Non-Voting

       PLEASE NOTE THAT SHARE BLOCKING DOES NOT APPLY.           Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NV BEKAERT SA, ZWEVEGEM                                                                     Agenda Number:  701497807
--------------------------------------------------------------------------------------------------------------------------
    Security:  B09800135                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  BE0003780948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve, in accordance with Article 556 of the            Mgmt          For                            For
       Companies Code, to grant the rights stipulated
       for the benefit of third parties as specified




--------------------------------------------------------------------------------------------------------------------------
 NV BEKAERT SA, ZWEVEGEM                                                                     Agenda Number:  701497439
--------------------------------------------------------------------------------------------------------------------------
    Security:  B09800135                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BE0003780948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THE MEETING HELD ON 16 APR               Non-Voting
       2008 HAS BEEN POSTPONED DUE TO AND THAT THE
       SECOND CONVOCATION WILL BE HELD ON 14 MAY 2008.
       PLEASE ALSO NOTE THE NEW CUTOFF DATE. IF YOU
       HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

1.     Receive the report of the Board of Directors              Non-Voting
       pursuant to Article 604 of the Companies Code,
       approve to specify the special circumstances
       in which the Board of Directors may use the
       authorized capital and the Board's objectives
       in doing so

2.     Approve to replace the 3 and 4 Point of Article           Mgmt          For                            For
       9 of the Articles of Association as specified

3.     Approve the general meeting resolves to extend            Mgmt          For                            For
       the authority granted to the Board of Directors
       to purchase shares of the Company, and therefore
       to replace the text of the 2, 3 and 4 Point
       of Article 12 of the Articles of Association
       as specified

4.     Approve to replace Article 14bis of the Articles          Mgmt          For                            For
       of Association as specified

5.     Approve the general meeting resolves to extend            Mgmt          Against                        Against
       the authority granted the Board of Directors
       pursuant to Articles 603 et seq, including
       Article 607, of the Companies Code, by a resolution
       to be adopted by simple majority, to increase
       the registered capital of the Company in one
       or more times by a maximum amount of 170,000,000.00
       EUR, and to increase the registered capital
       of the Company in the case of a public take-over
       bid for the Company's securities, for 5, representative
       3 years; Accordingly, the general meeting resolves
       to replace the text of Article 45 of the Articles
       of Association as specified

6.     Amend the Article 10 of Articles of Association           Mgmt          For                            For

7.     Approve to replace the existing interim provision         Mgmt          Against                        Against
       at the end of the Articles of Association as
       specified




--------------------------------------------------------------------------------------------------------------------------
 NV BEKAERT SA, ZWEVEGEM                                                                     Agenda Number:  701570788
--------------------------------------------------------------------------------------------------------------------------
    Security:  B09800135                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BE0003780948
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Annual report of the Board of Directors on the            Non-Voting
       FY 2007

2.     Report of the Statutory Auditor on the FY 2007            Non-Voting

3.     Approve the annual accounts for the FY 2007               Mgmt          For                            For
       as presented by the Board of Directors; the
       profit of the year, after tax, is EUR 86,768,327;
       an amount of EUR 846,102 is transferred from
       the untaxed reserves; the profit brought forward
       from pervious year amounts to EUR 35,474,165;
       the profit available for appropriation therefore
       amounts to EUR 123,088,594; the meeting resolves
       to appropriate the profit as follows: transfer
       from reserves: EUR 1,409,702, transfer to statutory
       reserve: EUR 36,300, transfer to the other
       reserves: EUR 37,930,404, carried forward to
       next year: EUR 32,242,392, profit for distribution
       (gross dividend): EUR 54,289,200, the gross
       dividend amounts to EUR 2.76 per share; the
       net dividend therefore amounts to EUR 2.07
       per share, and EUR 2.346 per share presented
       with a VVPR strip

4.1    Grant discharge to the Directors from the performance     Mgmt          For                            For
       of their duties during the FY 2007

4.2    Grant discharge to the Statutory Auditor from             Mgmt          For                            For
       the performance of their duties during the
       FY 2007

5.1    Approve the meeting acknowledges the fact: that           Mgmt          Abstain                        Against
       the term of office of Mr. Gary J. Allen as
       an Independent Director within the meaning
       of Article 524 of the Companies Code expires
       today, and that Mr. Allen does not seek re-appointment
       in view of the age limit set by the Bekaert
       Corporate Governance Charter

5.2    Appoint Dr. Alan Begg as an Independent Director          Mgmt          For                            For
       within the meaning of Article 524 of the Companies
       Code and provision 2.3 of the Belgian Code
       on Corporate Governance for a term of 3 years,
       up to and including the OGM to be held in 2011:
       it appears from information available to the
       Company and from information provided by Dr.
       Begg that he satisfies the applicable requirements
       with respect to independence

6.     Approve the remuneration of each Director, except         Mgmt          For                            For
       the Chairman, for the performance of his duties
       as Member of the Board during the FY 2008 is
       set at a fixed amount of EUR 37,184, and a
       variable amount of EUR 2,479 for each meeting
       of the Board of Directors attended in person;
       the remuneration of each Director, except the
       Chairman and the Managing Director, for the
       performance of his duties as Member of a Committee
       of the Board during the FY 2008 is set at a
       variable amount of EUR 1,487 for each Committee
       meeting attended in person

7.     Approve to keep the remuneration of the statutory         Mgmt          For                            For
       Auditor at EUR 110,000 for the control of the
       annual accounts for the FY 2007, and to set
       the remuneration at EUR 144,212 for the control
       of the consolidated annual accounts for the
       FY 2007

8.     Communication of the consolidated annual accounts         Non-Voting
       of the Bekaert Group for the FY 2007, and of
       the annual report of the Board of Directors
       and the report of the Statutory Auditor on
       the consolidated annual accounts




--------------------------------------------------------------------------------------------------------------------------
 OBIC CO.,LTD.                                                                               Agenda Number:  701620165
--------------------------------------------------------------------------------------------------------------------------
    Security:  J5946V107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3173400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OBRASCON HUARTE LAIN BRASIL S  A                                                            Agenda Number:  701543212
--------------------------------------------------------------------------------------------------------------------------
    Security:  E7795C102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  ES0142090317
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       for the Company and group corresponding to
       the period 2007

2.     Approve the proposed application of earnings              Mgmt          For                            For

3.     Approve the Management of the Board during 2007           Mgmt          For                            For

4.     Re-elect the Auditors of the Company and group            Mgmt          For                            For
       accounts

5.     Authorize the Board to issue fixed income securities      Mgmt          For                            For
       up to a value of EUR 3000 Million

6.     Grant authority in accordance with Article 75             Mgmt          For                            For
       of Company Law, for the acquisition of own
       shares

7.     Appoint the Board Members                                 Mgmt          For                            For

8.     Approve the report concerning remuneration of             Mgmt          For                            For
       administrative Board Members

9.     Approve the Incentives Scheme for top Management          Mgmt          For                            For
       linked to the evolution of the quotation of
       the Company's shares on the stock market

10.    Approve the report concerning Article 116 BIS             Mgmt          For                            For
       of equity market Law

11.    Approve the delegation of the powers to execute           Mgmt          For                            For
       the Resolutions adopted in the meeting

12.    Receive and approve the minutes of the meeting            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OCE N V                                                                                     Agenda Number:  701511861
--------------------------------------------------------------------------------------------------------------------------
    Security:  674627104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0000354934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 16 APR  2008 SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Open Meeting                                              Non-Voting

2.     Receive the report of the Chairman of the Board           Non-Voting
       of Executive Directors and report of the Board
       of Executive Directors of Management Board

3.     Receive the report of the Board of Supervisory            Non-Voting
       Directors

4.A    Approve the financial statements and Statutory            Mgmt          For                            For
       reports

4.B    Approve the dividends of EUR 0.49 per share               Mgmt          For                            For

5.A    Approve to discharge Members of the Executive             Mgmt          For                            For
       Board and Management Board

5.B    Approve to discharge Members of the Supervisory           Mgmt          For                            For
       Board

6.     Amend the Articles of Association                         Mgmt          For                            For

7.     Approve the cancellation of the priority shares           Mgmt          For                            For

8.A    Grant authority to the Board to issue shares              Mgmt          For                            For
       up to 10% of issued capital plus additional
       10% in case of takeover/merger

8.B    Authorize the Board to exclude preemption rights          Mgmt          For                            For
       from issuance under item 8a

9.     Authorize the Executive Board to repurchase               Mgmt          For                            For
       of shares in the Company

10.A   Re-elect Mr. M. Arentsen as the Supervisory               Mgmt          Against                        Against
       Director

10.B   Elect Mr. D. Wendt as the Supervisory Board               Mgmt          For                            For

11.    Approve the electronic dispatch of information            Mgmt          For                            For
       to shareholders

12.    Announcements, questions and close meeting                Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ODFJELL SE, BERGEN                                                                          Agenda Number:  701405638
--------------------------------------------------------------------------------------------------------------------------
    Security:  R64958128                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  NO0003399917
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.     Opening of the EGM by Mr. B.D.Odfjell, Chairman           Non-Voting
       of the Board, and registration of shareholders
       attending

2.     Election of a Chairperson and a shareholder               Non-Voting
       to sign the minutes jointly with the Chairperson

3.     Approval of notice of meeting and agenda                  Non-Voting

4.     Changes to the composition of Board of Directors:         Non-Voting
       Mr. Stein Pettersen and Mr. Laurence W. Odfjell
       will resign as Directors, the Board proposes
       Ms. Katrine Trovik elected as new Director




--------------------------------------------------------------------------------------------------------------------------
 ODFJELL SE, BERGEN                                                                          Agenda Number:  701518409
--------------------------------------------------------------------------------------------------------------------------
    Security:  R64958128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  NO0003399917
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU.

1.     Opening of the general meeting by the Chairman            Non-Voting
       of the Board Mr. Bernt Daniel Odfjell, including
       registration of attending shareholders

2.     Election of the Chairman of the meeting and               Non-Voting
       1 person to co-sign the minutes together with
       the Chairman

3.     Approval of the notice and the agenda                     Non-Voting

4.     Receive the parent Company's and Group's annual           Non-Voting
       report and annual accounts for 2007

5.     Presentation of parent                                    Non-Voting

6.     Dividend payment of NOK 2,00 per share                    Non-Voting

7.     Total remuneration to the Board for 2007                  Non-Voting

8.1    Election of Mr. Peter G. Livanos as a new Board           Non-Voting
       Member

8.2    Election of Mr. Katrine Trovik as a new Board             Non-Voting
       Member

9.     Power of attorney to the Board to issue own               Non-Voting
       shares

10.    Board's statement of salary and other remuneration        Non-Voting
       to leading managers and the Boards counseling
       members




--------------------------------------------------------------------------------------------------------------------------
 OESTERREICHISCHE POST AG, WIEN                                                              Agenda Number:  701511859
--------------------------------------------------------------------------------------------------------------------------
    Security:  A6191J103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  AT0000APOST4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the reporting               Mgmt          Abstain                        Against
       of the Managing Board and the Supervisory Board
       for the FY 2007

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Managing Board and             Mgmt          For                            For
       the Supervisory Board for the FY 2007

4.     Approve the remuneration of the Members of the            Mgmt          Abstain                        Against
       Supervisory Board for 2007

5.     Elect the Auditors for the FY 2008                        Mgmt          For                            For

6.     Authorize the Management to repurchase the own            Mgmt          For                            For
       shares up to 10% of the capital




--------------------------------------------------------------------------------------------------------------------------
 OIL SEARCH LTD                                                                              Agenda Number:  701516912
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y64695110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  PG0008579883
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports for YE 31 DEC               Mgmt          For                            For
       2007

2.     Elect Mr. Brian Horwood as a Director of the              Mgmt          For                            For
       Company

3.     Elect Mr. Kostas Constantinou as a Director               Mgmt          For                            For
       of the Company

4.     Elect Mr. Robert Igara as a Director of the               Mgmt          For                            For
       Company

5.     Appoint Deloitte Touche Tohmatsu as the Auditor           Mgmt          For                            For
       of the Company

6.     Approve to issue up to maximum of 391000 performance      Mgmt          For                            For
       rights to the Managing Director Mr. Peter Botten

7.     Approve to issue of up to maximum of 5400 performance     Mgmt          For                            For
       rights to the Executive Director Mr. Gerea
       Aopi

8.     Approve the issue of 233000 restricted shares             Mgmt          For                            For
       under the restricted share plan to the Managing
       Directors Mr. Peter Botten

9.     Approve the issue of 40000 restricted shares              Mgmt          For                            For
       under restricted share plan to the executive
       Director Mr. Gerea Aopi




--------------------------------------------------------------------------------------------------------------------------
 OKAMURA CORPORATION                                                                         Agenda Number:  701622359
--------------------------------------------------------------------------------------------------------------------------
    Security:  J60514114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3192400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OKASAN HOLDINGS, INC.                                                                       Agenda Number:  701629757
--------------------------------------------------------------------------------------------------------------------------
    Security:  J60600111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3190800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Change Official Company Name           Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 OKO BANK PLC, HELSINKI                                                                      Agenda Number:  701484862
--------------------------------------------------------------------------------------------------------------------------
    Security:  X5942F340                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  FI0009003222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Receive the financial statements, Boards' report          Mgmt          Abstain                        Against
       and the Auditors report

1.2    Adopt the accounts                                        Mgmt          For                            For

1.3    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.65 per share

1.4    Grant discharge from liability                            Mgmt          For                            For

1.5    Approve the number of Board Members                       Mgmt          For                            For

1.6    Approve the number of Auditor(s)                          Mgmt          For                            For

1.7    Approve the remuneration of the Board Members             Mgmt          For                            For

1.8    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.9    Elect the Board                                           Mgmt          For                            For

1.10   Elect the Auditor(s)                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OKUMA CORPORATION                                                                           Agenda Number:  701626080
--------------------------------------------------------------------------------------------------------------------------
    Security:  J60966116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3172100004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OKUMURA CORPORATION                                                                         Agenda Number:  701627842
--------------------------------------------------------------------------------------------------------------------------
    Security:  J60987120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3194800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OKURA INDUSTRIAL CO.,LTD.                                                                   Agenda Number:  701488238
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61073102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3178400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 OLAM INTERNATIONAL LTD, SINGAPORE                                                           Agenda Number:  701385812
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6421B106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  SG1Q75923504
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 30 JUN 2007 together with the Auditors'
       report thereon

2.     Declare a first and final dividend of 1.75 cents          Mgmt          For                            For
       per share tax exempt [1-tier] and a special
       dividend of 1.75 cents per share tax exempt
       [1-tier], for the YE 30 JUN 2007

3.     Re-elect Mr. R. Jayachandran as a Director of             Mgmt          Against                        Against
       the Company, who retires pursuant to the Article
       107 of the Company's Articles of Association

4.     Re-elect Mr. Robert Tomlin as a Director of               Mgmt          For                            For
       the Company, who retires pursuant to the Article
       107 of the Company's Articles of Association

5.     Re-elect Mr. Sridhar Krishnan as a Director               Mgmt          Against                        Against
       of the Company, who retires pursuant to the
       Article 107 of the Company's Articles of Association

6.     Re-elect Mr. Wong Heng Tew as a Director of               Mgmt          Against                        Against
       the Company, who retires pursuant to the Article
       107 of the Company's Articles of Association

7.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       775,000.00 for the YE 30 June 2007 [2006: SGD
       10,000.00]

8.     Re-appoint Messrs Ernst & Young as the Auditors           Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50 and Rule
       806 of the Listing Manual of the Singapore
       Exchange Securities Trading Limited, to issue
       shares in the Company [shares] whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       'Instruments'] that might or would require
       shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] options, warrants, debentures or other
       instruments convertible into shares, at any
       time and upon such terms and conditions and
       for such purposes and to such persons as the
       Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that the aggregate number of shares [including
       shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution] to
       be allotted and issued pursuant to this Resolution
       shall not exceed 50% of the issued shares in
       the capital of the Company at the time of the
       passing of this Resolution, of which the aggregate
       number of shares and convertible securities
       to be issued other than on a pro rata basis
       to all shareholders of the Company shall not
       exceed 20% of the issued shares in the capital
       of the Company; [Authority expires at the earlier
       of the conclusion of the Company's next AGM
       or the date by which the next AGM of the Company
       is required by law to be held] or in the case
       of shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution, until
       the issuance of such shares in accordance with
       the terms of such convertible securities

10.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       under the Olam Employee Share Option Scheme
       [''the Scheme''] and to allot and issue shares
       in the capital of the Company to all the holders
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be allotted and issued pursuant
       to the Scheme shall not exceed 15% of the issued
       shares in the capital of the Company from time
       to time; [Authority expires at the earlier
       of the conclusion of the Company's next AGM
       or the date by which the next AGM of the Company
       is required by law to be held]

11.    Approve the participation of Mr. Michael Lim              Mgmt          For                            For
       Choo San, Independent Director in the Olam
       Employee Share Option Scheme

12.    Approve the participation of Mr. Mark Haynes              Mgmt          For                            For
       Daniell, Independent Director in the Olam Employee
       Share Option Scheme

13.    Approve the participation of Mr. Robert Tomlin,           Mgmt          For                            For
       Independent Director in the Olam Employee Share
       Option Scheme

14.    Approve the participation of Mr. Wong Heng Tew,           Mgmt          For                            For
       Independent Director in the Olam Employee Share
       Option Scheme

15.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14, to offer and grant Mr.
       Michael Lim Choo San, Independent Director
       of the Company an option to subscribe for 100,000
       shares at such subscription price and terms
       as specified, pursuant to the Rules of the
       Olam Employee Share Option Scheme [''the Scheme'']
       and to issue shares in the Company to the Directors
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be issued pursuant to the
       Scheme shall not exceed 15% of the issued shares
       in the capital of the Company from time to
       time; [Authority expires at the earlier of
       the conclusion of the Company's next AGM or
       the date by which the next AGM of the Company
       is required by law to be held, whichever is
       earlier]

16.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14 empowered to offer and grant
       to Mr. Mark Haynes Daniell, Independent Director
       of the Company an option to subscribe for 100,000
       of shares at such subscription price and terms
       as specified, pursuant to the Rules of the
       Olam Employee Share Option Scheme [''the Scheme'']
       and to issue shares in the Company to the Directors
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be issued pursuant to the
       Scheme shall not exceed 15% of the issued shares
       in the capital of the Company from time to
       time; [Authority expires at the earlier of
       the conclusion of the Company's next AGM or
       the date by which the next AGM of the Company
       is required by law to be held, whichever is
       earlier]

17.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14 empowered to offer and grant
       to Mr. Robert Tomlin, Independent Director
       of the Company an option to subscribe for 100,000
       shares at such subscription price and terms
       as specified, pursuant to the Rules of the
       Olam Employee Share Option Scheme [''the Scheme'']
       and to issue shares in the Company to the Directors
       of options granted by the Company under the
       Scheme, whether granted during the subsistence
       of this authority or otherwise, upon the exercise
       of such options and in accordance with the
       terms and conditions of the Scheme, provided
       always that the aggregate number of additional
       ordinary shares to be issued pursuant to the
       Scheme shall not exceed 15% of the issued shares
       in the capital of the Company from time to
       time; [Authority expires at the earlier of
       the conclusion of the Company's next AGM or
       the date by which the next AGM of the Company
       is required by law to be held, whichever is
       earlier]

18.    Authorize the Directors of the Company, that              Mgmt          For                            For
       contingent upon the passing of the Resolutions
       11, 12, 13, and 14 empowered to offer and grant
       to Mr. Wong Heng Tew, Independent Director
       of the Company an option to subscribe for such
       number 100,000 shares at such subscription
       price and terms as specified pursuant to the
       Rules of the Olam Employee Share Option Scheme
       [''the Scheme''] and to issue shares in the
       Company to the Directors of options granted
       by the Company under the Scheme, whether granted
       during the subsistence of this authority or
       otherwise, upon the exercise of such options
       and in accordance with the terms and conditions
       of the Scheme, provided always that the aggregate
       number of additional ordinary shares to be
       issued pursuant to the Scheme shall not exceed
       15% of the issued shares in the capital of
       the Company from time to time; [Authority expires
       at the earlier of the conclusion of the Company's
       next AGM or the date by which the next AGM
       of the Company is required by law to be held,
       whichever is earlier]




--------------------------------------------------------------------------------------------------------------------------
 OLYMPIC CORPORATION                                                                         Agenda Number:  701586022
--------------------------------------------------------------------------------------------------------------------------
    Security:  J61202107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  JP3201400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Adopt Reduction of Liability           Mgmt          Against                        Against
       System for Independent        Auditors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OMC CARD,INC.                                                                               Agenda Number:  701577047
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0895G102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  JP3480400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Change          Mgmt          For                            For
       Fiscal Year End to End of    March

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OMEGA PHARMA NV, NAZARETH                                                                   Agenda Number:  701532219
--------------------------------------------------------------------------------------------------------------------------
    Security:  B6385E125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  BE0003785020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Reading, deliberating and commenting of the               Non-Voting
       annual report of the Board of Directors and
       the Auditors' report on the annual accounts
       of FY 2007

2.     Approve the annual accounts closing on 31 DEC             Mgmt          For                            For
       2007

3.     Approve the allocation of the result as incurred          Mgmt          For                            For
       in the annul accounts including a gross dividend
       of EUR 0.50 per share[net EUR 0.375 per share]

4.     Communication of the consolidated annual accounts         Non-Voting
       and the consolidated report

5.     Grant full discharge to the directors and auditor         Mgmt          For                            For
       who were active during the financial year 2007
       for the tasks executed by them during the course
       of the FY

6.     Acknowledge the resignation offered by Messrs.            Mgmt          For                            For
       Lucas Laureys and Gerardus van Jeveren, and
       appointment of Lucas Laureys NV as Independent
       Director in accordance With and in fulfillment
       of the criteria stipulated in Article 524(4)
       of the Belgian Company Code, with as permanent
       representative Mr. Lucas Laureys, to continue
       the remaining period of the mandate of Mr.
       Lucas Laureys

7.     Re-appoint Mr. Jean-Louis duplat as Independent           Mgmt          For                            For
       Director in accordance with and fulfilling
       the criteria stipulated in Article 524(4) of
       the Belgian Company Code for a period of 2
       years, up to and including the annual meeting
       to be held in 2010

8.     Re-appoint PricewaterhouseCoopers Auditors BCVBA.         Mgmt          Against                        Against
       represented by Mr. Peter Van Den Eynde, Auditor,
       as Auditor for a period of 3 years, up to and
       including the annual meeting to be held in
       2011

9.     Approve to establish the Auditor's remuneration           Mgmt          For                            For
       for executing his mandate at EUR 112,347 per
       annum [statutory and consolidated]

10.    Acknowledge the remuneration of Non-executive             Non-Voting
       Directors the shareholders take notice of the
       fact that the annual remunerations for non-executive
       Directors, as of 04 JUN 2007, shall remain
       unchanged for 2008

11.    Approve in accordance with Article 556 of the             Mgmt          Against                        Against
       Belgian Company Code, confirmation and the
       clauses of change of control as stipulated
       in the Company's warrant plans and warrant
       issues

12.    Explanation and discussion of the Corporate               Non-Voting
       Governance at Omega Pharma NY

13.    Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 OMEGA PHARMA NV, NAZARETH                                                                   Agenda Number:  701591415
--------------------------------------------------------------------------------------------------------------------------
    Security:  B6385E125                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  BE0003785020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 465480 DUE TO CHANGE IN MEETING DATE AND
       RECEIPT OF ADDITIONAL RESOLUTIONS. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Amendment of Article 5 of the Articles of Association     Non-Voting

1.2    Approval to annul 2,000,000 treasury shares               Mgmt          For                            For
       acquired by the Company pursuant to Article
       620 1 of the Belgian Company code; allocation
       of the net book value of these shares to the
       unavailable reserve created in accordance with
       Article 623 of the Belgian Company Code and
       the corresponding decrease of such reserve;
       amendment of Article 5 of the Articles of Association
       as to the aforementioned decision on the annulment
       of 2,000,000 treasury shares, by stating the
       number of shares representing the capital following
       the annulment of shares; and authorize the
       Board of Directors or a Managing Director,
       acting individually, with the possibility of
       sub-delegation, in order to take all measures
       and carry out all actions necessary for the
       execution of the decision for annulment

2.1    Amendment of the Articles of Association to               Non-Voting
       the amended clauses of the act relating to
       the abolition of bearer shares

2.2    Amend the Articles of Association to the amended          Mgmt          For                            For
       clauses of the act relating to the abolition
       of bearer shares and consequent replacement
       of the last two sentences of Article 8 as specified

3.1    Renewal of the authority of the Board of Directors        Non-Voting
       to acquire, for a period of 18 months from
       the authorization, treasury shares, by means
       of purchase or exchange, directly or through
       a person acting in their own name but on the
       Company's behalf, at a price that may not be
       lower than EUR 1.00 and not exceed the average
       of the closing share prices of the 10 working
       days prior to the date of the purchase or exchange,
       increased by 10% and this in such a way that
       the Company shall not at any time hold treasury
       shares of which the fractional value is greater
       than 10% of the Company's subscribed capital;
       the Board of Directors is moreover authorized
       to alienate these shares without being bound
       by the aforementioned price and time restrictions;
       these authorizations may also be used for the
       possible acquisition or alienation of Company
       shares by direct subsidiaries in accordance
       with Article 627 of the Belgian Company Code

3.2    Authorize the Board of Directors and amend Article        Mgmt          For                            For
       53 of the Articles of Association, as specified

4.     Approve the proposed assignment                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ONESTEEL LTD                                                                                Agenda Number:  701385925
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7134W113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Nov-2007
        ISIN:  AU000000OST6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the Directors'           Non-Voting
       report for the YE 30 JUN 2007, together with
       the Auditor's report to the Members of the
       Company

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

3.a    Re-elect Dr. E. J. Doyle as a Director, in accordance     Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.b    Re-elect Mr. R. B. Davis as a Director, in accordance     Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.c    Elect Mr. L. G. Cox as a Director, in accordance          Mgmt          For                            For
       with Rule 9 of the Company's Constitution

3.d    Elect Mr. G. J. Smorgon as a Director, in accordance      Mgmt          For                            For
       with Rule 9 of the Company's Constitution

4.     Appoint KPMG as an External Auditor of the Company        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OPG GROEP NV                                                                                Agenda Number:  701481347
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6741C109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  NL0000852556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the AGM                                        Non-Voting

2.     Receive the report of the Board of Management             Mgmt          For                            For
       on the Company's performance and the Board
       of Management's conduct of the Company's affairs
       in the 2007 FY

3.     Adopt the 2007 financial statements                       Mgmt          For                            For

4.     Approve the proposed dividend distribution                Mgmt          For                            For

5.     Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board of Management

6.     Grant discharge from liability to the Members             Mgmt          For                            For
       of the Supervisory Board

7.     Approve the Corporate Governance                          Mgmt          Abstain                        Against

8.     Reappoint Mr. P.J.T.T.M. Van Bakel as the Supervisory     Mgmt          Against                        Against
       Board Member

9.     Approve the remuneration policy for the Board             Mgmt          For                            For
       of Management

10.    Reappoint Mr. M.C. Van Gelder as the Member               Mgmt          For                            For
       of the Board of Management

11.    Appoint Mr. J.G. Janssen as the Member of the             Mgmt          For                            For
       Board of Management

12.    Authorize the Board of Management to purchase             Mgmt          For                            For
       shares in the Company's own capital

13.    Approve to extent the designation of the Board            Mgmt          For                            For
       of Management as the body authorized to issue
       shares

14.    Approve to extent the designation of the Board            Mgmt          For                            For
       of Management as the body authorized to limit
       or exclude pre-emption rights on ordinary shares

15.    Any other business                                        Non-Voting

16.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 OPG GROEP NV                                                                                Agenda Number:  701628490
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6741C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  NL0000852556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 09 JUN 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Appoint a Member of the Supervisory Board                 Mgmt          For                            For

3.     Any other business                                        Non-Voting

4.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 OPTI CDA INC                                                                                Agenda Number:  701508939
--------------------------------------------------------------------------------------------------------------------------
    Security:  68383K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CA68383K1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the Corporation for the FYE 31 DEC 2007,
       together with the report of the Auditors

1.     Approve to fix the number of Directors to be              Mgmt          For                            For
       elected for the Corporation at 10

2.1    Elect Mr. Yoram Bronicki as a Director                    Mgmt          For                            For

2.2    Elect Mr. Ian W. Delaney as a Director                    Mgmt          Against                        Against

2.3    Elect Mr. Charles L. Dunlap as a Director                 Mgmt          For                            For

2.4    Elect Mr. Sid W. Dykstra as a Director                    Mgmt          For                            For

2.5    Elect Mr. Randall Goldstein as a Director                 Mgmt          For                            For

2.6    Elect Mr. Robert G. Puchniak as a Director                Mgmt          For                            For

2.7    Elect Mr. Christopher P. Slubicki as a Director           Mgmt          For                            For

2.8    Elect Mr. Samuel Spanglet as a Director                   Mgmt          Against                        Against

2.9    Elect Mr. James M. Stanford as a Director                 Mgmt          For                            For

2.10   Elect Mr. James Van Hoften as a Director                  Mgmt          For                            For

3.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          Against                        Against
       of the Corporation

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ORIOLA-KD CORPORATION                                                                       Agenda Number:  701464454
--------------------------------------------------------------------------------------------------------------------------
    Security:  X60005117                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  FI0009014351
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.1    Adopt the Accounts                                        Mgmt          Abstain                        Against

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.08 per share

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of the Board Members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditors                  Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Chairman of the Board from the Members          Mgmt          For                            For
       of the Board

1.9    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to decide on acquiring Company's      Mgmt          For                            For
       own Class B Shares

3.     Authorize the Board to decide on share issue              Mgmt          For                            For
       of Class B Shares against payment




--------------------------------------------------------------------------------------------------------------------------
 ORION CORPORATION (NEW)                                                                     Agenda Number:  701459390
--------------------------------------------------------------------------------------------------------------------------
    Security:  X6002Y112                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Mar-2008
        ISIN:  FI0009014377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the profit or loss and to pay dividend            Mgmt          For                            For
       of EUR 1.00 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of Board Members                 Mgmt          For                            For

1.6    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Chairman of the Board                           Mgmt          For                            For

1.9    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Authorize the Board to acquire the Company's              Mgmt          For                            For
       own shares

3.     Authorize the Board to dispose the Company's              Mgmt          For                            For
       own shares




--------------------------------------------------------------------------------------------------------------------------
 OSAKA STEEL CO.,LTD.                                                                        Agenda Number:  701625583
--------------------------------------------------------------------------------------------------------------------------
    Security:  J62772108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3184600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          Against                        Against

2      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 OSG CORPORATION                                                                             Agenda Number:  701457992
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63137103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Feb-2008
        ISIN:  JP3170800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 OTSUKA CORPORATION                                                                          Agenda Number:  701482856
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6243L107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3188200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OXIANA LTD                                                                                  Agenda Number:  701490738
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7186A100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  AU000000OXR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports of the Company              Non-Voting
       and the Economic entity for the YE 31 DEC 2007
       and the related Directors' report, Directors'
       declaration and the Auditor's report

2.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the YE 31 DEC 2007

3.1    Re-elect Mr. Brian Jamieson as a Director of              Mgmt          For                            For
       the Company, who retires in the accordance
       with article 6.3[b] of the Company's Constitution

3.2    Re-elect Mr. Barry Cusack as a Director of the            Mgmt          For                            For
       Company, who retires in the accordance with
       article 6.3[b] of the Company's Constitution

4.     Authorize the Company to issue of ordinary shares         Mgmt          For                            For
       under the Oxiana Limited Employee Share Plan
       as specified

5.     Approve the grant of performance rights under             Mgmt          For                            For
       the Oxiana Limited performance rights plan
       as specified

6.     Approve the grant of options under the Oxiana             Mgmt          For                            For
       Limited Executive Option Plan as specified

7.     Approve, pursuant to ASX Listing Rule 10.14               Mgmt          For                            For
       for grant of 2 million options over ordinary
       shares in the capital of the Company to Mr.
       Owen Hegarty or his nominee on the terms as
       specified

8.     Approve to increase the maximum total amount              Mgmt          For                            For
       of Director's fees payable by the Company to
       Non- Executive Directors by AUD 400,000 to
       AUD 1,200,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 OY STOCKMANN AB, HELSINKI                                                                   Agenda Number:  701458677
--------------------------------------------------------------------------------------------------------------------------
    Security:  X86482142                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Mar-2008
        ISIN:  FI0009000251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          Abstain                        Against

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       dividend of EUR 1.35 per share

1.3    Grant discharge from liability                            Mgmt          Abstain                        Against

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6    Approve the number of Board Members                       Mgmt          For                            For

1.7    Approve the number of Auditor(s)                          Mgmt          For                            For

1.8    Elect the Board                                           Mgmt          For                            For

1.9    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to resolve on issuance of             Mgmt          For                            For
       shares and of special rights entitling to holders
       to shares

3.     Approve to issue share options to the loyal               Mgmt          For                            For
       customers of stockmann




--------------------------------------------------------------------------------------------------------------------------
 PA RESOURCES AB, STOCKHOLM                                                                  Agenda Number:  701535051
--------------------------------------------------------------------------------------------------------------------------
    Security:  W6283U111                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  SE0000818569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect the Chairman of the meeting                         Mgmt          For                            For

3.     Approve the list of the voters                            Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to countersign the minutes              Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.A    Speech by the Company's Chief Executive Officer,          Mgmt          For                            For
       Mr. Ulrik Jansson

7.B    Receive the financial statements and the Auditor's        Mgmt          For                            For
       report

8.A    Adopt the income statement and the balance sheet          Mgmt          For                            For

8.B    Approve the allocation of the Company's profits           Mgmt          For                            For
       in accordance with the adopted balance sheet

8.C    Grant discharge to the Directors and the Chief            Mgmt          For                            For
       Executive Officer from liability

9.     Approve the Nomination Committee's report on              Mgmt          For                            For
       its work

10.    Approve to determine the number of Directors              Mgmt          For                            For
       and Deputy Auditors

11.    Approve to determine the fees for the Board               Mgmt          For                            For
       of Directors and the Auditors

12.    Elect the Directors and the Chairman of the               Mgmt          For                            For
       Board and, when applicable, Deputy Directors

13.    Approve the principles for the appointment of             Mgmt          For                            For
       the Nomination Committee

14.    Approve the guidelines for the remuneration               Mgmt          For                            For
       of the Senior Management

15.    Authorize the Board to resolve on a new share             Mgmt          For                            For
       issue

16.    Approve to issue warrants                                 Mgmt          For                            For

17.    Any other business                                        Non-Voting

18.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  701408367
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with new shares of
       USD 0.10 each in the capital of the Company
       [the Shares] or securities convertible into
       Shares, or options, warrants or similar rights
       to subscribe for any Shares, and to make or
       grant offers, agreements, options and warrants
       during and after the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company otherwise than
       pursuant to Shares issued as a result of a
       Rights Issue [as specified], the exercise of
       the subscription or conversion rights attaching
       to any warrants issued by the Company or the
       exercise of options granted under the Long
       Term Incentive Scheme of the Company or any
       scrip dividend providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on Shares; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       or the Company's Bye-Laws to be held]

2.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolution 1 as specified, the aggregate nominal
       amount of the shares of the Company which may
       be purchased or repurchased by the Company
       pursuant to the authority granted to the Directors
       of the Company by Ordinary Resolution 6 passed
       at the AGM be added to the aggregate nominal
       amount of share capital of the Company that
       may be allotted or issued or agreed conditionally
       or unconditionally to be allotted or issued
       by the Directors of the Company pursuant to
       Ordinary Resolution 1 as specified, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  701495017
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68437139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Mr. Richard M. Hext as an Executive              Mgmt          For                            For
       Director

3.2    Re-elect Mr. Wang Chunlin as an Executive Director        Mgmt          For                            For

3.3    Re-elect Dr. Lee Kwok Yin, Simon as a Non-Executive       Mgmt          For                            For
       Director

3.4    Re-elect Mr. David M. Turnbull as an Independent          Mgmt          For                            For
       Non-Executive Director

3.5    Re-elect Mr. Alasdair G. Morrison as an Independent       Mgmt          For                            For
       Non-Executive Director

3.6    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers, Certified      Mgmt          For                            For
       Public Accounts, as the Auditors of the Company
       and authorize the Board of Directors of the
       Company to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or otherwise deal with new shares of
       USD 0.10 each in the capital of the Company
       [the Shares] or securities convertible into
       Shares or options, warrants or similar rights
       to subscribe for any Shares and to make or
       grant offers, agreements, options and warrants
       which would or might require the exercise of
       such powers, during and after the relevant
       period not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company,
       provided that any Shares to be allotted and
       issued pursuant to the approval of this resolution
       shall not be issued at a discount of more than
       10% to the Benchmarked Price of the Shares,
       otherwise than pursuant to a Rights Issue [as
       specified], the exercise of the subscription
       or conversion rights attaching to any warrants
       issued by the Company or the exercise of options
       granted under the Long Term Incentive Scheme
       of the Company or any scrip dividend providing
       for the allotment of Shares in lieu of the
       whole or part of a dividend on Shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Act 1981
       of Bermuda or the Company's Bye-Laws to be
       held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       or repurchase shares of USD 0.10 each in the
       capital of the Company [the Shares] on The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or any other stock exchange on which
       the Shares may be listed and recognized by
       the Securities and Futures Commission of Hong
       Kong and Stock Exchange on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and regulations, at
       such price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       or the Company's Bye-Laws to be held]

7.     Approve that the aggregate nominal amount of              Mgmt          For                            For
       share capital allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to paragraph [b] of
       the ordinary resolution passed by Shareholders
       at a SGM of the Company held on 08 JUN 2005
       to satisfy Share Awards, shall during the relevant
       period not exceed 2% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the beginning of each such FY
       [being 31,681,602 shares as at 01 JAN 2008];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies Act
       1981 of Bermuda or the Company's Bye-Laws to
       be held]




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BRANDS LTD                                                                          Agenda Number:  701371344
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7161J100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Oct-2007
        ISIN:  AU000000PBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       for the FYE 30 JUN 2007 and the reports of
       the Directors and the Auditor

2.A    Re-elect Mr. Patrick Handley as a Director,               Mgmt          For                            For
       who retires in accordance with Rule 8.1(d)
       of the Company's Constitution

2.B    Re-elect Ms. Dominique Fisher as a Director,              Mgmt          For                            For
       who retires in accordance with Rule 8.1(c)
       of the Company's Constitution

3.     Adopt the remuneration report as specified in             Mgmt          For                            For
       the annual report for the FYE 30 JUN 2007

S.4    Authorize, for the purposes of Section 260B(2)            Mgmt          For                            For
       of the Corporations Act 2001 [Cth] and for
       all other purposes: each of Yakka [Aust.] Pty,
       Ltd., Yakka Pty, Limited, CTE Pty Ltd, Neat
       N' Trim Uniforms Pty, Ltd., Dowd Corporation
       Pty, Ltd., Shared Apparel Services Pty Ltd,
       Icon Clothing Pty, Ltd, and Wrights Workwear
       Pty, Ltd, [Yakka Companies] acceding as guarantors
       to the Subscription Agreement dated 29 NOV
       2001 between, among others, Pacific Brands
       Holdings Pty Ltd, Pacific Brands Holdings [NZ]
       Limited and Commonwealth Bank of Australia
       [as amended and restated from time to time]
       by signing a Guarantor Accession Deed and in
       doing so giving a guarantee and indemnity in
       respect of the repayment of the banking facilities
       provided to the Pacific Brands Group of Companies
       by its bankers [Yakka Guarantee]; and approve
       all elements of the Yakka Guarantee as constitute
       financial assistance by the Yakka Companies
       for the purposes of Section 260A of the Corporations
       Act 2001 [Cth]; and approve the Company and
       each of the Yakka Companies executing any document
       necessary to give effect to the Yakka Guarantee

5.     Approve, under Listing Rule 10.14 to grant 55,000         Mgmt          For                            For
       Performance Rights to Mr. Stephen Tierney,
       in accordance with the rules of the Pacific
       Brands Limited Performance Share Plan and on
       the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY PREMIUM DEVELOPMENTS LIMITED                                                Agenda Number:  701502468
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6844T114                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BMG6844T1146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

S.1    Approve the proposed scheme of arrangement [the           Mgmt          For                            For
       Scheme] between PCPD and the holders of the
       Scheme Shares [as defined in the Scheme] in
       the form of the print thereof, which has been
       produced to this meeting and for the purposes
       of identification, signed by the Chairman of
       this meeting or in such other form and on such
       terms and conditions as may be approved by
       the Supreme Court of Bermuda; for the purposes
       of giving effect to the Scheme, on the Effective
       Date [as specified]: i) the issued share capital
       of PCPD shall be reduced by canceling and extinguishing
       the Scheme Shares; ii) subject to and forthwith
       upon the said reduction of share capital taking
       effect, the issued share capital of PCPD shall
       be increased to its former amount by the creation
       of such number of new Shares [as specified]
       as is equal to the number of Scheme Shares
       cancelled; iii) PCPD shall apply the credit
       arising in its books of account as a result
       of the said reduction of capital in paying
       up in full at par such number of new Shares
       being equal to the number of the Scheme Shares
       cancelled, which shall be allotted and issued,
       credited as fully paid, to Picville Investments
       Limited; authorize the Director of PCPD: to
       make application to The Stock Exchange of Hong
       Kong Limited [hereinafter called the Stock
       Exchange] for the withdrawal of the listing
       of PCPD's shares on the Stock Exchange and
       to do all other acts and things as considered
       by them to be necessary or desirable in connection
       with the implementation of the Scheme, including
       [without limitation] the giving of consent
       to any modifications of, or additions to, the
       Scheme, which the Supreme Court of Bermuda
       may see fit to impose and to do all other acts
       and things as considered by them to be necessary
       or desirable in connection with the implementation
       of the Scheme and in relation to the Proposal
       [as specified] as a whole




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY PREMIUM DEVELOPMENTS LIMITED                                                Agenda Number:  701502519
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6844T114                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BMG6844T1146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve for the purpose of considering and,               Mgmt          For                            For
       if thought fit, with or without modification,
       a scheme of arrangement proposed to be made
       between PCPD and the holders of the scheme
       shares[ the Scheme] as specified




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY PREMIUM DEVELOPMENTS LIMITED                                                Agenda Number:  701538881
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6844T114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  BMG6844T1146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       of the Company and the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.a    Re-elect Mr. Lam Yu Yee as a Director                     Mgmt          Against                        Against

2.b    Re-elect Mr. Alexander Anthony Arena as a Director        Mgmt          Against                        Against

2.c    Re-elect Prof Wong Yue Chim, Richard as a Director        Mgmt          For                            For

2.d    Re-elect Dr. Allan Zeman as a Director                    Mgmt          Against                        Against

2.e    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

3.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

4.     Authorize the Directors to allot, issue or grant          Mgmt          For                            For
       securities convertible into such shares, options
       warrants or similar rights to subscribe for
       any shares in the Company or such convertible
       securities and to make or grant offers, agreements
       and options which might require the exercise
       of such powers during and after the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company; or iii) the exercise
       of the subscription rights under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries of shares or rights to
       acquire shares of the Company; or iv) any scrip
       dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law of
       Bermuda or the Bye-laws of the Company to be
       held]

5.     Authorize the Directors, to repurchase on The             Mgmt          For                            For
       Stock Exchange of Hong Kong Limited [the 'Stock
       Exchange'], or any other stock exchange on
       which the securities of the Company are or
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time; the
       aggregate nominal amount of shares of the Company
       which may be repurchased by the Company shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       of Bermuda or the Bye-Laws of the Company to
       be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5, as specified, to increase and extend the
       aggregate nominal amount of share capital of
       the Company that may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors pursuant to and in accordance
       with the mandate granted under Resolution 4,
       as specified, by the addition of the aggregate
       nominal amount of the shares in the capital
       of the Company which may be repurchased by
       the Company pursuant to and in accordance with
       the mandate granted under Resolution 5, as
       specified, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD                                                   Agenda Number:  701533538
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6600R138                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1J17886040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts of the Company for the YE
       31 DEC 2007 and the Auditors report thereon

2.     Declare a final dividend of 0.5 cents per ordinary        Mgmt          For                            For
       share for the YE 31 DEC 2007

3.A    Re-elect Mr. Alexander Anthony Arena as a Director,       Mgmt          Against                        Against
       who retires pursuant to Article 104 of the
       Articles of Association of the Company

3.B    Re-elect Mr. Peter A. Allen as a Director, who            Mgmt          Against                        Against
       retires pursuant to Article 104 of the Articles
       of Association of the Company

3.C    Re-elect Mr. Chng Hee Kok as a Director of the            Mgmt          For                            For
       Company, who retires pursuant to Article 104
       of the Articles of Association of the Company

4.     Reappoint Messrs. Gordon Seow Li-Ming and Tom             Mgmt          For                            For
       Yee Lat Shing as Directors of the Company pursuant
       to Section 153(6) of the Companies Act, Chapter
       50, until the conclusion of the next AGM of
       the Company

5.     Approve the Directors fees of SGD 116,500 for             Mgmt          For                            For
       the YE 31 DEC 2007

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

7.     Authorize the Directors of the Company to issue           Mgmt          For                            For
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and (b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: (1) the aggregate
       number of shares to be issued pursuant to this
       Resolution [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution] does not exceed 50 % of
       the issued shares in the capital of the Company
       [as calculated in accordance with paragraph
       (2) below], of which the aggregate number of
       shares to be issued other than on a pro rata
       basis to shareholders of the Company [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       does not exceed 20 % of the issued shares in
       the capital of the Company [as calculated in
       accordance with paragraph (2) below); (2) [subject
       to such manner of calculation and adjustment
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST] for the
       purpose of determining the aggregate number
       of shares that may be issued under paragraph
       (1) above, the percentage of issued shares
       shall be based on the number of issued shares
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       (i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options which are outstanding or subsisting
       at the time this Resolution is passed; and
       (ii) any subsequent consolidation or subdivision
       of shares; (3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the next AGM of the Company or the
       date by which the next AGM of the Company is
       required by law to be held]

8.     Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC GOLF GROUP INTERNATIONAL HOLDINGS KK                                                Agenda Number:  701484622
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63353106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3781330000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines                  Mgmt          Against                        Against

2      Appoint a Director                                        Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

4      Authorize Use of Stock Option Plan for Directors          Mgmt          Against                        Against
       Outside the Remunerations

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC METALS CO.,LTD.                                                                     Agenda Number:  701618540
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63481105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3448000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PANAHOME CORPORATION                                                                        Agenda Number:  701608474
--------------------------------------------------------------------------------------------------------------------------
    Security:  J48646103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3650600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PANALPINA WELTTRANSPORT (HOLDING) AG, BASEL                                                 Agenda Number:  701534631
--------------------------------------------------------------------------------------------------------------------------
    Security:  H60147107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  CH0002168083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THE NOTICE FOR THIS MEETING              Non-Voting
       WAS RECEIVED AFTER THE REGISTRATION DEADLINE.
       IF YOUR SHARES WERE REGISTERED PRIOR TO THE
       DEADLINE OF 10 APR 2008 [BOOK CLOSING/REGISTRATION
       DEADLINE DATE], YOUR VOTING INSTRUCTIONS WILL
       BE ACCEPTED FOR THIS MEETING. HOWEVER, VOTING
       INSTRUCTIONS FOR SHARES THAT WERE NOT REGISTERED
       PRIOR TO THE REGISTRATION DEADLINE WILL NOT
       BE ACCEPTED.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       of the, the annual accounts and the accounts
       of the Group 2007

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Management

3.     Approve to appropriate the balance profit 2007            Mgmt          For                            For

4.1    Approve the re-elections into the Supervisory             Mgmt          For                            For
       Board

4.2    Approve the by-elections into the Supervisory             Mgmt          For                            For
       Board

5.     Elect the Auditors and the Group Auditor                  Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTIONS 4.1 AND 4.2. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 PARAGON GROUP OF COMPANIES PLC, SOLIHULL,WEST MIDLANDS                                      Agenda Number:  701444577
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6376N147                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Jan-2008
        ISIN:  GB0006140361
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to consolidate all the ordinary shares            Mgmt          For                            For
       of 10 pence each in the capital of the Company
       [10 pence ordinary share] into ordinary shares
       of GBP 1 each in the capital of the Company
       [the GBP 1 ordinary shares] on the basis of
       10 pence ordinary shares being consolidated
       into one GBP 1 ordinary shares, each GBP 1
       ordinary share having the same rights as the
       10 pence ordinary shares provided that, where
       such consolidation results in any member being
       entitled to a fraction of a GBP 1 ordinary
       share to which other members of the Company
       may be entitled and the to sell [or appoint
       any other person to sell to any person], on
       behalf of the relevant member, all the GBP
       1 ordinary shares representing such fractions
       at the best price reasonable obtainable to
       any person, and to distribute the processed
       to sale [net of expenses] in due proportion
       amount the relevant members entitled thereto
       [save that any fraction of a penny which would
       otherwise be payable shall be rounded up or
       down in accordance with the usual particle
       of the registrar of the Company and save that,
       the Company may retain the net proceeds of
       sale of such GBP 1 ordinary shares representing
       such fractions where the individual amount
       of proceeds to which any member is entitled
       is less than 5 pounds [GBP 5] and that any
       Directors of the Company [or any person appointed
       by the Directors of the Company] shall be and
       authorize to execute an instrument of transfer
       in respect of such shares on behalf of the
       relevant members and to do all acts and things
       the Directors consider necessary or expedient
       to effect the transfer of such shares to, or
       in accordance with the directions of, any buyer
       of any such shares; all authorized but unissued
       10 pence ordinary shares shall be consolidated
       into GBP 1 ordinary shares, provided that where
       such consolidation would otherwise result in
       a fraction of a GBP 1 ordinary share, that
       number of GBP 1 ordinary shares which would
       otherwise constitute such fraction shall be
       cancelled pursuant to Section 121(2)(e) of
       the Companies Act 1985

2.     Approve, subject to and conditional on Resolution         Mgmt          For                            For
       1 being approved, to increase the authorized
       ordinary share capital of the Company from
       GBP 17,500,000 to GBP 310,000,000 by the creation
       of an additional 292,500,000 GBP 1 ordinary
       shares

3.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and conditional upon Resolutions 1 and 2
       being approved, and the Underwriting Agreement
       having become unconditional in all respects
       save for any condition relating to Admission
       having occurred [as such terms as specified
       in the prospectus of the Company dated 11 JAN
       2008, as specified], for the purposes of Section
       80 of the Companies Act 1985 [the Act], in
       substitution for any existing authority and
       pursuant to that Section, to allot, relevant
       securities [as specified in Section 80(2) of
       the Act] of the Company up to an aggregate
       nominal amount of GBP 293,663,469 in connection
       with the rights issue [as specified in the
       Prospectus]; and [Authority expires the earlier
       of the AGM of the Company 2009 or 15 months
       ]; and the Directors may make allotments during
       the relevant period which may be exercised
       after the relevant period




--------------------------------------------------------------------------------------------------------------------------
 PARAGON GROUP OF COMPANIES PLC, SOLIHULL,WEST MIDLANDS                                      Agenda Number:  701455607
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6376N154                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Feb-2008
        ISIN:  GB00B2NGPM57
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the statutory        Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Re-elect Mr. Robert Dench as a Director                   Mgmt          Against                        Against

4.     Re-elect Mr. Nicholas Keen as a Director                  Mgmt          Against                        Against

5.     Re-elect Mr. Christopher Newell as a Director             Mgmt          For                            For

6.     Re-appoint Deloitte Touche LLP as the Auditors            Mgmt          For                            For
       and authorize the Board to determine their
       remuneration

7.     Amend the Articles of Association                         Mgmt          For                            For

8.     Amend the Articles of Association regarding:              Mgmt          For                            For
       Directors conflicts of interests




--------------------------------------------------------------------------------------------------------------------------
 PARAMOUNT BED CO.,LTD.                                                                      Agenda Number:  701631702
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63557128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3781600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PARAMOUNT RES LTD                                                                           Agenda Number:  701536926
--------------------------------------------------------------------------------------------------------------------------
    Security:  699320206                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CA6993202069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors for all the Directors nominees        Mgmt          For                            For
       as specified

2.     Appoint the Auditors as specified                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PARCO CO.,LTD.                                                                              Agenda Number:  701574938
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63567101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-May-2008
        ISIN:  JP3781800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Expand Business Lines, Appoint         Mgmt          For                            For
       an Executive Chairperson

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PARIS MIKI INC.                                                                             Agenda Number:  701627640
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6356T103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3882600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY HOLDINGS LTD                                                                        Agenda Number:  701526468
--------------------------------------------------------------------------------------------------------------------------
    Security:  V71793109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1R90002267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditor's report thereon

2.     Declare a final dividend of 4.51cents [tax exempt         Mgmt          For                            For
       1-tier] in respect of the YE 31 DEC 2007

3.A    Re-elect Mr. Richard Seow Yung Liang as a Director        Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.B    Re-elect Mr. Sunil Chandiramani as a Director             Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.C    Re-elect Mr. Timothy David Dattels as a Director          Mgmt          Against                        Against
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

3.D    Re-elect Dr. Ronald Ling Jih Wen as a Director            Mgmt          For                            For
       of the Company, who retires pursuant to Article
       97 of the Articles of Association of the Company

4.     Approve the Directors fees of SGD 900,205 for             Mgmt          For                            For
       2007 [2006: SGD 702,575]

5.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

6.A    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       subject to Section 161 of the Companies Act,
       Chapter 50 of Singapore, the Articles of Association
       of the Company and the approval of the relevant
       Stock Exchange and/or other governmental or
       regulatory bodies where such approval is necessary,
       (a) to allot and issue shares in the Company
       [the Share] whether by way of rights, bonus
       or otherwise; and/or make or grant offers,
       agreements or options [collectively the instruments]
       that might or would required shares to be issued
       , including but not limited to the creation
       and issue of warrants, debentures or other
       instruments convertible into shares at any
       time to such person, upon such terms and condition
       and for such purposes as the Directors may
       be deem fit; and (b) [notwithstanding that
       the authority conferred by this resolution
       may have ceased to be in force] to issue additional
       instruments as adjustments in accordance with
       the terms and conditions of the instruments
       made or granted by the Directors while this
       resolution was in force; and to issue shares
       in pursuance of any instruments made or granted
       by the Directors while this resolution was
       in force or such additional instruments above,
       provided always that: i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       total issued shares excluding treasury shares
       at the time of the passing of this resolution
       [as calculated in accordance with subparagraph
       below ], of which the aggregate number of shares
       issued other than on a pro rata basis to existing
       shareholders [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the Company's total issued shares excluding
       treasury shares [as calculated in accordance
       with subparagraph below]; ii) [subject to such
       manner of calculation as prescribed by the
       Singapore Exchange Securities Trading Limited
       [the SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (i), the percentage
       of the issued share capital of the Company
       is based on the Company's total issued share
       excluding treasury shares at the time of passing
       of this resolution after adjusting for: i)
       new shares arising from the conversion or exercise
       of convertible securities; ii) new shares arising
       from the exercise of share options or vesting
       of share awards outstanding or subsisting at
       the time of the passing of this resolution,
       provided the options or awards were granted
       in compliance with Part VIII of Chapter 8 of
       the SGX-ST Listing Manual; and iii) any subsequent
       consolidation or subdivision of shares; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

6.B    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to issue and allot from time to time such number
       of shares as may be required to be issued pursuant
       to the exercise of options granted while the
       authority conferred by this resolution is in
       force, under the Parkway Share Option Scheme
       2001 [Parkway Scheme 2001] and/or the vesting
       of awards granted while the authority conferred
       by this resolution is in force, under the Parkway
       Performance Share Plan [Share Plan] [notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force] provided always
       that the aggregate number of shares to be issued
       and allotted pursuant to the Parkway Scheme
       2001 and the Share Plan does not exceed 15%
       of the total number of issued ordinary shares
       of the Company from time to time

6.C    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Act], to purchase or otherwise acquire issued
       ordinary shares of the Company [the Shares]
       not exceeding in aggregate prescribed limit
       [10% of the total number of issued ordinary
       shares of the Company as at the date of the
       passing of this resolution], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price [not
       exceeding: in the case of an on-market share
       purchase, 105% of the average closing price;
       and in the case of an off-market share purchase,
       120% of the average closing price], whether
       by way of: i) on-market purchases [each an
       On-Market Share Purchase] on the SGX-ST; and/or
       ii) off-market purchases [each an Off-Market
       Share Purchase] effected in accordance with
       any equal access scheme[s] as may be determined
       or formulated by the Directors as they may
       consider fit, which scheme[s] shall satisfy
       all the conditions prescribed by the Act; and
       otherwise approve in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable [the
       Share Purchase]; and [Authority expires the
       earlier of the date on which the next AGM of
       the Company is held or the date by which the
       next AGM of the Company is required by law
       to be held or the date on which the purchase
       of Shares by the Company pursuant to the Share
       Purchase Mandate is carried out to the full
       extent mandated]; to complete and do all such
       acts and things as they and/or he may consider
       necessary, desirable, expedient, incidental
       or in the interests of the Company to give
       effect to the transactions contemplated and/or
       authorized by this Resolution

7.     Transact any business                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PARQUESOL INMOBILIARIA Y PROYECTOS SA                                                       Agenda Number:  701597164
--------------------------------------------------------------------------------------------------------------------------
    Security:  E7988A103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  ES0168632018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, management report            Mgmt          For                            For
       of the Company and the consolidated group and
       proposal of result application for 2007

2.     Approve the confirmation of Board Members                 Mgmt          For                            For

3.     Approve the merger by means of absorption being           Mgmt          For                            For
       parquesol inmobiliaria y proyectos, sa the
       absorber and parzara, Slu, Guadalmina Inversiones,
       Slu, Fomento Inmobiliario De Gestion, Sa Parquesol
       Promociones Y Desarrollos Inmobliarios, Slu
       Y Parque Usera, Sl the absorbed Companies

4.     Approve the merger by means of absorption being           Mgmt          For                            For
       UDRA, SA the absorber and Grupo Empresarial
       San Jose, SA, San Jose Infraestructuras y servicios,
       sa, udramed slu, parquesol inmobiliaria y proyectos
       sa y lhotse desarrollos inmobiliarios as absorbed
       Companies

5.     Approve the information in general meeting on             Mgmt          For                            For
       modification in Board's rules

6.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       and delegation of powers to the Board for the
       execution of this agreement

7.     Approve the Board Members' remuneration                   Mgmt          For                            For

8.     Approve the delegation of powers to ratify and            Mgmt          For                            For
       execute the agreements adopted in general meeting




--------------------------------------------------------------------------------------------------------------------------
 PARTYGAMING PLC, GIBRALTAR                                                                  Agenda Number:  701534364
--------------------------------------------------------------------------------------------------------------------------
    Security:  X6312S102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GI000A0ERMF2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2007 annual report                            Mgmt          For                            For

2.     Receive the 2007 remuneration report                      Mgmt          Against                        Against

3.     Re-appoint the Joint Auditors                             Mgmt          For                            For

4.     Authorize the Board to determine the Joint Auditors'      Mgmt          For                            For
       remuneration

5.     Re-appoint Mr. Michael Jackson as a Director              Mgmt          Against                        Against

6.     Re-appoint Mr. Stephen Box as a Director                  Mgmt          For                            For

7.     Re-appoint Mr. Tim Brielow as a Director                  Mgmt          For                            For

8.     Re-appoint Mr. John Davy as a Director                    Mgmt          Against                        Against

9.     Re-appoint Mr. Ernillo Gomez as a Director                Mgmt          Against                        Against

10.    Re-appoint Mr. Lord Moonie as a Director                  Mgmt          For                            For

S.11   Grant authority to make market purchase of own            Mgmt          For                            For
       shares




--------------------------------------------------------------------------------------------------------------------------
 PARTYGAMING PLC, GIBRALTAR                                                                  Agenda Number:  701534388
--------------------------------------------------------------------------------------------------------------------------
    Security:  X6312S102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GI000A0ERMF2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share capital consolidation                   Mgmt          For                            For

S.2    Adopt the updated Articles of Association                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PATHEON INC                                                                                 Agenda Number:  701479354
--------------------------------------------------------------------------------------------------------------------------
    Security:  70319W108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  CA70319W1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Messrs. Claudio F. Bussandri, Paul W.               Mgmt          For                            For
       Currie, Peter A.W. Green, Joaquin B. Viso,
       Derek J. Watchorn, Wesley P. Wheeler  as a
       Director

2.     Appoint Ernst & Young LLP as the Auditors and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

3.     Approve the reaffirmation of the unallocated              Mgmt          For                            For
       options under Patheon's amended and Restated
       Incentive Stock Option Plan

4.     Approve the proposed amendments to Patheon's              Mgmt          For                            For
       amended and Restated Incentive Stock Option
       Plan [as specified]

5.     Approve the confirmation of the repeal of Patheon's       Mgmt          For                            For
       By-Law No.1[2002] and the confirmation of the
       adoption of By-Law No.1[2008], being a By-Law
       regulating the business and affairs of Patheon,
       for the reasons [as specified]




--------------------------------------------------------------------------------------------------------------------------
 PEAB AB FORMERLY TREB TRE BYGGARE HOLDING AB, FORSLOV                                       Agenda Number:  701530140
--------------------------------------------------------------------------------------------------------------------------
    Security:  W9624E101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  SE0000106205
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM THANK YOU.                Non-Voting

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Appoint Mr. Goran Grosskopf as a Chairman of              Mgmt          For                            For
       the AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 minute-checkers                                   Mgmt          For                            For

6.     Approve the consideration of whether the Meeting          Mgmt          For                            For
       has been duly convened

7.     Approve the Chief Executive Officer's report              Mgmt          For                            For

8.     Receive the annual accounts and the Auditor's             Mgmt          For                            For
       report, the consolidated financial statements
       and the consolidated Auditor's report

9.     Adopt the income statement, and balance sheet             Mgmt          For                            For
       as well as the consolidated income statement
       and the consolidated balance sheet

10.    Approve a dividend of SEK 2.25 per share for              Mgmt          For                            For
       the FY of 2007 and 20 MAY 2008 as the record
       date for the payment of dividends; if the AGM
       approves the Board of Directors proposal it
       is estimated that the Swedish Securities Register
       Office [VPC AB] will distribute this dividend
       on 23 MAY 2008

11.    Grant discharge of the Board Members and the              Mgmt          For                            For
       Chief Executive Officer

12.    Adopt the number of Board Members at 6                    Mgmt          For                            For

13.    Approve that the remuneration to the Chairman             Mgmt          For                            For
       is SEK 400,000 and to each Board Member not
       employed in the Company SEK 150,000; the remuneration
       to each Member of the Remuneration Committee
       and Finance Committee not employed in the Company
       is SEK 25,000; the total remuneration to Board
       Members is SEK 1,100,000; and that the Auditor's
       fees be presented in statement of accounts

14.    Re-elect Messrs. Annette Brodin Rampe, Karl-Axel          Mgmt          For                            For
       Granlund, Goran Grosskopf, Mats Paulsson, Svante
       Paulsson and Lars Skold as the Members of the
       Board of Directors and Mr. Goran Grosskopf
       as the Chairman of the Board

15.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       re-elect Messrs. Malte Akerstrom, Leif Franzon
       and Goran Grosskopf as the Members of the Nomination
       Committee and approve that Mr. Erik Paulsson
       is nominated as a Member and Mr. Malte Akerstrom
       is nominated as the Chairman

16.    Approve an issue and transfer of convertibles             Mgmt          For                            For
       for a maximum of 2,000,000 convertibles at
       a total maximum nominal value of SEK 96,000,000
       which the Board of Peab AB, pending the approval
       of the AGM in Peab AB, decided on 04 APR 2008;
       the convertibles will run from 01 DEC 2008
       to 30 NOV 2012; the right to subscribe for
       the convertibles shall be given to, which is
       a deviation from shareholders preferential
       rights, a wholly owned subsidiary to Peab AB,
       with the right and obligation in the first
       place, offer to all personnel employed after
       15 NOV 2007 or employees in Companies that
       have been acquired by Peab after 15 NOV 2007,
       the right to subscribe for convertibles from
       26 NOV2008 to 12 DEC 2008 and, in the second
       place, offer Peab's Profit-sharing Foundation
       the right to acquire the convertibles not subscribed
       for by the employees on account of the above;
       and the transfers from the subsidiary to the
       employees; the issue price shall be a nominal
       amount; the convertibles will have a fixed
       interest rate based in part on the conversion
       rate and the estimated market value of the
       convertibles conversion of B shares may take
       place during special windows of conversion
       in DEC 2010 and 2011 as well as in SEP 2012;
       the conversion rate will correspond to 120
       % of the B shares on the OMX Nordic Exchange
       Stockholm's official price list quoted average
       latest buy rate during the period of 03 NOV
       2008 to 14 NOV2008; the conversion rate may,
       however, not be lower than SEK 48; calculated
       on a conversion rate of SEK 48, share capital
       can increase by SEK 10,700,000 at the most

17.    Authorize the Board, on 1 or more occasions,              Mgmt          For                            For
       until the next AGM, to decide to issue B shares
       corresponding to a maximum of 10 % of the registered
       share capital at the time of authorization,
       with or without preferential rights for current
       shareholders

18.    Authorize the Board to, until the next AGM,               Mgmt          For                            For
       decide to, on the OMX Nordic Exchange in Stockholm
       or through an offer to buy directed to all
       shareholders, buy back as many Peab A or B
       shares so that after the acquisition there
       is a maximum of 17,400,000 shares held by the
       Company and to decide to, on the OMX Nordic
       Exchange in Stockholm or in connection with
       for example an acquisition, and with or without
       a deviation from shareholders preferential
       rights, transfer a maximum of 17,400,000 Peab
       A or B shares that have been bought back by
       the Company

19.    Approve guidelines for the remuneration to the            Mgmt          For                            For
       Senior Officers

20.    Other matters                                             Non-Voting

21.    Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PENDRAGON PLC, NOTTINGHAM                                                                   Agenda Number:  701504664
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6986L168                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  GB00B1JQBT10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts of the Company for            Mgmt          For                            For
       the YE 31 DEC 2007, together with the Directors'
       report and the Auditors' report on these accounts
       and on the auditable part of the Directors'
       remuneration report

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Approve the scrip dividend alternative                    Mgmt          For                            For

5.     Re-elect Mr. D. R. Forsyth as a Director                  Mgmt          For                            For

6.     Re-elect Mr. M. S. Casha as a Director                    Mgmt          For                            For

7.     Re-elect Mr. M. J. Le May as a Director                   Mgmt          For                            For

8.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          Against                        Against
       authorize the Directors to determine their
       remuneration

9.     Approve the proposed Pendragon 2008 Sharesave             Mgmt          For                            For
       Scheme, the SAYE Scheme

10.    Authorize the Company to allot its own shares             Mgmt          For                            For

11.    Authorize the Company to dis-apply pre-emption            Mgmt          For                            For
       rights when allotting its own shares

12.    Authorize the Company to purchase its own shares          Mgmt          For                            For

13.    Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PENTA-OCEAN CONSTRUCTION CO.,LTD.                                                           Agenda Number:  701627537
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63653109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3309000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PEOPLE'S FOOD HOLDINGS LTD                                                                  Agenda Number:  701519374
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7000R108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  BMG7000R1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited Accounts of the Company and its
       subsidiaries for the FYE 31 DEC 2007

2.     Declare a final dividend of RMB 0.054 per ordinary        Mgmt          For                            For
       share tax not applicable for the YE 31 DEC
       2007

3.     Re-elect the Mr. Ming Kam Sing as a Director              Mgmt          For                            For
       pursuant to Bye-law 86 (1) of the Company's
       Bye-laws

4.     Re-elect the Mr. Chng Hee Kok as a Director               Mgmt          For                            For
       pursuant to Bye-law 86 (1) of the Company's
       Bye-laws

5.     Approve the Directors' fees of RMB 728,300 for            Mgmt          For                            For
       the YE 31 DEC 2007

6.     Re-appoint Grant Thornton, Certified Public               Mgmt          For                            For
       Accountants, Hong Kong, as the Company's Auditors
       and authorize the Directors to fix their remuneration

       Transact any other ordinary business                      Non-Voting

7.     Authorize the Directors the Company to allot              Mgmt          For                            For
       and issue shares up to 50% of issued shares
       that pursuant to the Bye-laws of the Company
       and Rule 806(2) of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to issue shares ["Shares"] whether by way of
       rights, bonus or otherwise, and/or make or
       grant offers, agreements or options [collectively,
       "Instruments"] that might or would require
       Shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares at any time and upon
       such terms and conditions and to such persons
       as the Directors may, in their absolute discretion,
       deem fit provided that: (a) the aggregate number
       of shares [including shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this Resolution] does not exceed 50% of
       the issued shares in the capital of the Company
       at the time of the passing of this Resolution,
       of which the aggregate number of shares and
       convertible securities to be issued other than
       on a pro rata basis to all shareholders of
       the Company shall not exceed 20% of the issued
       shares in the Company; (b) for the purpose
       of determining the aggregate number of shares
       that may be issued under sub-paragraph (a)
       above, the percentage of issued shares shall
       be based on the issued shares of the Company
       as at the date of the passing of this Resolution,
       after adjusting for: (i) new shares arising
       from the conversion or exercise of convertible
       securities; (ii) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting at the time this Resolution is
       passed; and (iii) any subsequent consolidation
       or subdivision of shares; [Authority shall
       expire until the conclusion of the Company's
       next AGM or the date by which the next AGM
       of the Company is required by law to be held],
       or whichever is earlier or (ii) in the case
       of shares to be issued in accordance with the
       terms of convertible securities issued, made
       or granted pursuant to this Resolution, until
       the issuance of such shares in accordance with
       the terms of such convertible securities

8.     Authorize the Directors of the Company to renew           Mgmt          For                            For
       share repurchase mandate, to repurchase ordinary
       shares of the Company that for the purposes
       of the Companies Act 1981 of Bermuda and otherwise
       in accordance with the rules and regulations
       of the Singapore Exchange Securities Trading
       Limited, (a) to make purchases or otherwise
       acquire issued shares in the capital of the
       Company from time to time [whether by way of
       market purchases or off-market purchases on
       an equal access Scheme] of up to 10% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as ascertained
       as at the date of this AGM of the Company]
       at the price of up to but not exceeding the
       maximum price as specified; [Authority expires
       at the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held], whichever is
       earlier; and (b) to complete and do all such
       acts and things [including executing such documents
       as may be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this Resolution

S.9    Amend the Bye-Law 77 of the Company's Bye-Laws            Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 PERLOS OYJ                                                                                  Agenda Number:  701394710
--------------------------------------------------------------------------------------------------------------------------
    Security:  X64473105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  FI0009007819
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the number of Members of the Board of             Mgmt          For                            For
       Directors and elect the Members of the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 PERMASTEELISA SPA, VITTORIO VENETO                                                          Agenda Number:  701382690
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7503R106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  IT0001341111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 NOV 2007 (AND A THIRD CALL ON 07 NOV 2007).
       CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL
       REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
       IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
       SHARES WILL BE BLOCKED UNTIL THE QUORUM IS
       MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the Director's remuneration                       Mgmt          Abstain                        Against

O.2    Approve a Stock Option Plan                               Mgmt          Against                        Against

O.3    Authorize the Company to purchase and dispose             Mgmt          For                            For
       its own shares

E.1    Amend Article 2, Item II, Article 15 Item III             Mgmt          For                            For
       and IV and Article 16 Item I of the present
       Corporate By Laws; related and consequential
       resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ARTICLE NUMBERS IN RESOLUTION E.1. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 PERMASTEELISA SPA, VITTORIO VENETO                                                          Agenda Number:  701520389
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7503R106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0001341111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 3.00 PM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the Civil Law financial statement at              Mgmt          For                            For
       31 DEC 2007, with the Board of Directors report,
       the Board of Auditors report and the auditing
       company report. presentation of the Permasteelisa
       Group consolidated balance sheet at 31 DEC
       2007 with law reports

2.     Approve the destination of the profits of the             Mgmt          For                            For
       FY and proposal of distribution of dividends

3.     Approve the decrease of the Board of Directors            Mgmt          For                            For
       members from 11 to 10, after one advisor resignement;
       consequent resolutions

4.     Approve the conferring of auditing task for               Mgmt          For                            For
       the FY's 2008-2016 to one auditing Company
       on the special register by Article 161 of the
       Legislative Decree 58/1998, consequent resolutions




--------------------------------------------------------------------------------------------------------------------------
 PERPETUAL LTD, SYDNEY NSW                                                                   Agenda Number:  701374489
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9239H108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Oct-2007
        ISIN:  AU000000PPT9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditor
       for the FYE 30 JUN 2007

1.     Re-appoint Mr. Robert Savage as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       Clause 20.9.1 of the Company's Constitution

2.     Re-appoint Mr. Paul McClintock as a Director              Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 20.9.1 of the Company's Constitution

3.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the FYE 30 JUN 2007

4.     Approve, in accordance with ASX Listing Rule              Mgmt          For                            For
       10.14 and 10.15A for the participation of Mr.
       David Deverall, the Company's Managing Director,
       in the Company's Executive Share Plan and the
       Executive Option Plan [the Plans] in accordance
       with the Company's Executive Service Agreement
       with Mr. David Deverall and for the issue of
       ordinary shares and grant of options to acquire
       ordinary shares in the Company pursuant to
       the Plans and on the terms as specified

S.5    Amend the Constitution of the Company in accordance       Mgmt          For                            For
       with the revised Constitution tabled at the
       meeting, and for the purposes of identification
       signed by the Chair of the meeting




--------------------------------------------------------------------------------------------------------------------------
 PESCANOVA SA, PONTEVEDRA                                                                    Agenda Number:  701494192
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8013L130                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  ES0169350016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to review the annual accounts and the             Mgmt          For                            For
       Management of the Board for the FY 2007

2.     Approve the application of 2007 earnings                  Mgmt          For                            For

3.     Re-elect the Board Members                                Mgmt          Against                        Against

4.     Appoint the Account Auditors                              Mgmt          For                            For

5.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

6.     Grant authority the issue fixed income securities         Mgmt          For                            For
       of type and value as decided in the general
       meeting and in accordance with current Legislation

7.     Grant authority to increase share capital by              Mgmt          For                            For
       up to half the current value and within a 5
       year period

8.     Grant authority in accordance with Article 153.1B         Mgmt          For                            For
       of the details of said increase in share capital,
       along with a modification to Article 7 of the
       ByLaws to reflect the authorization granted

9.     Approve the Management Report and presentation            Mgmt          For                            For
       regarding Article 116B of Equity Market Law

10.    Approve the deletion of the powers to execute             Mgmt          For                            For
       the resolutions adopted in the meeting

11.    Approve the drafting and the minutes for the              Mgmt          For                            For
       meeting




--------------------------------------------------------------------------------------------------------------------------
 PETROFAC LTD, ST HELIER                                                                     Agenda Number:  701533021
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7052T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  GB00B0H2K534
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007 together
       with the reports of the Directors and Auditors
       thereon

2.     Declare a final dividend of USD 0.1150 per share          Mgmt          For                            For
       in respect of the YE 31 DEC 2007

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 prepared by the Remuneration
       Committee and approved by the Board

4.     Re-appoint Mr. Rodney Chase as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to the Article
       33 of the Company's Articles of Association

5.     Re-appoint Mr. Ayman Asfari as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to the Article
       33 of the Company's Articles of Association

6.     Re-appoint Mr. Keith Roberts as a Director,               Mgmt          For                            For
       who retires by rotation pursuant to the Article
       33 of the Company's Articles of Association

7.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company, to hold the office until the
       conclusion of the next AGM of the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       the Article 2.2 of the Articles of Association[
       the Article], to allot ordinary shares of USD
       0.025 each, be restricted to an aggregate nominal
       amount of USD 2,878,623, together with any
       shares required to satisfy awards under any
       Employee Share Scheme [as defined in the Articles];
       [Restriction expires the earlier at the conclusion
       of the AGM of the Company in 2009 or 15 AUG
       2009]

S.10   Authorize the Directors, in accordance with               Mgmt          For                            For
       the Article 2.16 of the Company's Articles
       of Association, to allot without any rights
       of pre-emption, up to 17,271,742 ordinary shares
       of USD 0.025 each to which Article 2.8 would
       otherwise apply, being 5% of the total number
       of issued ordinary shares as they in their
       absolute discretion see fit in any number of
       tranches; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 15 AUG 2009] and the Company, before the
       expiry, may make an offer or enter into an
       agreement or may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       on a Stock Exchange [Section 57(4) of the Companies(jersey)
       Law 1991] of up to maximum number of 34,543,485
       [10% of the Company's issued share capital]
       ordinary shares of USD 0.025 each in the capital
       of the Company, at a minimum price of USD 0.025
       and not more than 105% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; [Authority expires
       the earlier at the conclusion of the AGM of
       the Company or 18 months]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry; authorize
       the Company to hold the ordinary shares so
       purchased as treasury shares of the Company

S.12   Amend, with effect from the passing of this               Mgmt          For                            For
       resolution, the Articles of Association of
       the Company [the Articles] as specified




--------------------------------------------------------------------------------------------------------------------------
 PETROLEUM GEO-SVCS ASA NEW                                                                  Agenda Number:  701559405
--------------------------------------------------------------------------------------------------------------------------
    Security:  R69628114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NO0010199151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       The Chairperson of the Board of Directors will            Non-Voting
       open the AGM and according to the Articles
       of Association Section 9, the Chairperson shall
       also chair the AGM

1.     Elect 1 person among those present at the AGM             Mgmt          For                            For
       to countersign the minutes

2.     Approve the Board of Directors' report for 2007           Mgmt          For                            For
       and the financial statements of Petroleum Geo-Services
       ASA for 2007 prepared in accordance with IFRS

3.     Approve the Annual Auditor's fees for Petroleum           Mgmt          For                            For
       Geo-Services ASA totalling NOK 3,567,546.00
       [approximately USD 605,861.00] for 2007 and
       as specified

4.     Elect KPMG AS as the Company's new Auditor                Mgmt          For                            For

5.1    Re-elect Mr. Jens Ulltveit-Moe as a Chairperson           Mgmt          For                            For
       to the Board of Directors for a service period
       commencing on the date hereof

5.2    Re-elect Mr. Francis Robert Gugen to the Board            Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

5.3    Re-elect Mr. Harald Norvik to the Board of Directors      Mgmt          For                            For
       for a service period commencing on the date
       hereof

5.4    Re-elect Mr. Wenche Kjolas to the Board of Directors      Mgmt          For                            For
       for a service period commencing on the date
       hereof

5.5    Re-elect Mr. Daniel J. Piette to the Board of             Mgmt          For                            For
       Directors for a service period commencing on
       the date hereof

5.6    Re-elect Mr. Holly Van Deursen to the Board               Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

5.7    Re-elect Mr. Anette Malm Justad to the Board              Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

6.1    Re-elect Mr. Roger O'Neil as a [Chairperson]              Mgmt          For                            For
       to the Nomination Committee for a new service
       period commencing on the date hereof and ending
       with the 2009 AGM

6.2    Re-elect Mr. C. Maury Devine to the Nomination            Mgmt          For                            For
       Committee for a new service period commencing
       on the date hereof and ending with the 2009
       AGM

6.3    Re-elect Mr. Hanne Harlem to the Nomination               Mgmt          For                            For
       Committee for a new service period commencing
       on the date hereof and ending with the 2009
       AGM

7.1    Approve the fee to each Member of the Board               Mgmt          For                            For
       of Directors and each Member of the Nomination
       Committee

7.2    Approve the principles for the shareholder elected        Mgmt          For                            For
       Board Members' fees for the period 01 JUL 2008
       to 01 JUL 2009

7.3    Approve the principles for the Nomination Committee       Mgmt          For                            For
       Members' fees for the period 01 JUL 2008 to
       01 JUL 2009

8.     Approve the Board statement pursuant to Section           Mgmt          For                            For
       6-16a of the Public Limited Companies Act

9.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       shares in the Company; the shares are to be
       acquired at market terms on a regulated market
       where the shares are traded; the shares are
       to be disposed of either as part of satisfying
       existing or future Employee Incentive Scheme,
       as part of consideration for any mergers, demergers
       or acquisitions involving the Company, by way
       of cancellation of the shares in part or full,
       or to raise funds for specific investments;
       the maximum face value of the shares which
       the Company may acquire pursuant to this authorization
       is in total NOK 54,000,000, the minimum amount
       which may be paid for each share acquired pursuant
       to this power of attorney is NOK 3, and the
       maximum amount is NOK 300; this authorization
       applies for a maximum of 12 months after registration
       by the Norwegian Register of Business Enterprises

10.    Approve the Share Option Plan as specified                Mgmt          For                            For

11.1   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by a total amount
       of NOK 54,000,000, through 1 or more subscriptions,
       and to determine the price and terms of such
       offerings and subscriptions, including but
       not limited to, whether in the Norwegian and/or
       the international markets, whether private
       or public and whether or not underwritten;
       the authorization includes the right to increase
       the Company's share capital in return for non-cash
       contributions and the right to assume special
       obligations on behalf of the Company, the authorization
       shall be utilised in connection with potential
       acquisitions of companies or businesses within
       the oil and energy sector, including the oil
       service sector; the Board of Directors is further
       authorized to waive the preferential rights
       pursuant to Section 10-4 of the Public Limited
       Companies Act; the authorization includes a
       resolution to merge, of the Public Limited
       Companies Act Section 13-5; the authorization
       shall be effective from the date it is registered
       in the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

11.2   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by a total amount
       of NOK 14,000,000, through 1 or more subscriptions,
       and to determine the price and terms of such
       offerings and subscriptions within the limits
       and in accordance of the terms of the Company's
       Share Option Programs in force at any time;
       the authorization shall only be utilized in
       connection with the Company's Share Option
       Programs in force at any time; the Board of
       Directors is further authorized to waive the
       preferential rights pursuant to Section 10-4
       of the Public Limited Companies Ac; the authorization
       shall be effective from the date it is registered
       in the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

12.    Approve that the Company may raise convertible            Mgmt          For                            For
       loans at a total amount of NOK 3,500,000,000
       [or the equivalent in other currencies]; the
       Board of Directors are authorized to negotiate
       and enter into convertible loan agreements
       within the limits and in accordance with the
       terms of this authorization; the share capital
       of the Company may be increased by a total
       of NOK 54,000,000 as a result of the loans
       raised being converted into equity; the shareholders'
       preferential rights to subscribe the loans
       may be set aside; the authorization shall be
       effective from the date it is registered in
       the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

13.    Amend Section 7 Second Paragraph of the Articles          Mgmt          For                            For
       of Association as specified

14.    Approve that Mr. Svein Rennemo is given the               Mgmt          For                            For
       right to exercise all his 80,001 remaining
       options within 14 days after the resolution
       by the AGM to this effect, the exercise shall
       follow the procedure described in the Share
       Option Plan by the AGM held 15 JUN 2007

15.    Approve the indemnification for the Board Members         Mgmt          For                            For
       for the period of 15 JUN 2007 to 07 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 PFLEIDERER AG, NEUMARKT                                                                     Agenda Number:  701573013
--------------------------------------------------------------------------------------------------------------------------
    Security:  D60638133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  DE0006764749
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report and
       the report and the report pursuant to Sections
       289(4) and 315(4) of the German Commercial
       Code

2.     Resolution on the appropriation of the distributable      Mgmt          Abstain                        Against
       profit of EUR 27,100,910.29 as follows: payment
       of a dividend of EUR 0.30 per no-par share
       EUR 11,810,542.09 shall be carried forward,
       ex-dividend and payable date: 13 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.A    Elections to the Supervisory Board Mr. Christopher        Mgmt          Against                        Against
       von Hugo

5.B    Elections to the Supervisory Board Dr. Helmut             Mgmt          For                            For
       Burmester

5.C    Elections to the Supervisory Board Mr. Hans               Mgmt          For                            For
       T. Pfleiderer (as Substitute Member)

5.D    Elections to the Supervisory Board Mr. Michael            Mgmt          For                            For
       L. Martell (as Substitute Member)

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 25 % above or 5% below the market
       price of the shares if they are acquired by
       way of a repurchase offer, on or before 11
       DEC 2009, the Board of Managing Directors shall
       be authorize d to dispose of the shares in
       a manner other than the Stock Exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, within the company's stock option
       plans or for satisfying conversion or option
       rights, and to retire the shares

7.     Appointment of the Auditors for the 2006 FY:              Mgmt          Against                        Against
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin
       and Frankfurt




--------------------------------------------------------------------------------------------------------------------------
 PIAGGIO & C. SPA, PONTEDERA                                                                 Agenda Number:  701487058
--------------------------------------------------------------------------------------------------------------------------
    Security:  T74237107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0003073266
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors report and the allocation
       of profit, Board of audit and audit firm report,
       adjournment thereof, consolidated financial
       statement at 31 DEC 2007 and reports

2.     Appoint 1 Alternate Internal Statutory Auditor            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIAGGIO & C. SPA, PONTEDERA                                                                 Agenda Number:  701599067
--------------------------------------------------------------------------------------------------------------------------
    Security:  T74237107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  IT0003073266
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       01 JUL 2008 AT 12:00 AM. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
       BE ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
       UNTIL THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Grant authority to buy back and sell own shares           Mgmt          For                            For
       in compliance with Article 2357 and 2357 TER
       of the Italian Civil Code as well as the Article
       132 of the Law Decree 58.98, related and consequential
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 PIERRE ET VACANCES, PARIS                                                                   Agenda Number:  701442282
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4447W106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-Feb-2008
        ISIN:  FR0000073041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the Company's financial
       statements for the YE 30 SEP 2007, as presented;
       grant discharge to the Directors for the performance
       of their duties during the said FY

O.2    Approve the income for the FY be appropriated             Mgmt          For                            For
       as follows: income for the FY: EUR 81,928,715.23
       prior retained earnings: EUR 403,027,160.44,
       distributable income: EUR 484,955,875.67, legal
       reserve: EUR 29,075.00, dividend: EUR 23,789,459.70,
       retained earnings: EUR 461,137,340.97; the
       shareholders will receive a net dividend of
       EUR 2.70 per share and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 25 FEB 2008;
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account;
       as required By Law

O.3    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; income for the
       FY: EUR 1,550,300,000.00, earnings for the
       FY: EUR 75,199,000.00

O.4    Approve to award total annual fees of EUR 150,000.00      Mgmt          For                            For
       to the Directors

O.5    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements Governed by Articles L.225-38 of
       the French Commercial Code, approve said report
       and the agreements referred to therein

O.6    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 130.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 103,601,420.00; [Authority expires
       at the end of 18 months]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 15 FEB 2007

E.7    Authorize the Board of Directors, following               Mgmt          For                            For
       the approval of the Resolution No. O.6, to
       reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with the Stock Repurchase Plan,
       up to a maximum of 10% of the capital; [Authority
       expires at the end of 18 months]; to take all
       necessary measures and accomplish all necessary
       formalities; this authorization cancels and
       replaces the previous authorization granted
       by the shareholders' meeting of 15 FEB 2007

E.8    Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       22,000,000.00, by issuance, with the shareholders'
       preferred subscription rights maintained, of
       shares and or debt securities; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 200,000,000.00;
       [Authority expires at the end of 26 months];
       to take all necessary measures and accomplish
       all necessary formalities; to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to 1/10th of the
       new capital after each increase; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 15
       FEB 2007

E.9    Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       22,000,000.00, by issuance, without preferred
       subscription rights maintained, of shares and
       or debt securities; the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 200,000,000.00; this amount
       shall count against the nominal value of EUR
       200,000,000.00 set forth in Resolution No.
       E.8; [Authority expires at the end of 26 months];
       to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 15
       FEB 2007

E.10   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at the end of 26
       months]; this amount shall count against the
       overall value set forth in Resolution Number
       E.8 and E.9; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 15 FEB 2007

E.11   Authorize the Board or Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       [Authority expires at the end of 26 months];
       to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 15
       FEB 2007

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at the end of 18 months]; and for a
       nominal amount that shall not exceed EUR 850,000.00;
       to cancel the shareholders' preferential subscription
       rights in favor of Employees and Corporate
       Officers of the Company who are members of
       a Company Savings Plan; to take all necessary
       measures and accomplish all necessary formalities;
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to 1/10th of the new capital after each increase;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 15 FEB 2007

E.13   Authorizer the Board of Directors to grant,               Mgmt          For                            For
       in 1 or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 100,000; [Authority
       expires at the end of 38 months]; to cancel
       the shareholders' preferential subscription
       rights in favor of any person corresponding
       to the specification given by the Board of
       Directors; to take all necessary measures and
       accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 02 MAR 2006

E.14   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       Officers of the Company and related Companies;
       they may not represent more than 1% of the
       share capital; [Authority expires at the end
       of 38 months]; to take all necessary measures
       and accomplish all necessary formalities; to
       cancel the shareholders' preferential subscription
       rights for the part of reserves, profits and
       premiums; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 10 MAR 2005
       in its resolution number as specified

E.15   Authorize the Board of Directors to proceed,              Mgmt          For                            For
       in 1 or more issues, with the issuance of bound
       giving the right to subscribe shares; to increase
       the capital by the issuance of shares of EUR
       1,500,000.00 global nominal value; to waive
       the preferential subscription rights of the
       shareholders to the bound giving the right
       to subscribe shares to the profit of any person
       corresponding to the specification given by
       the Board of Directors; to take all necessary
       measures and accomplish all necessary formalities;
       and [Authority expires at the end of 18 months]

E.16   Amend the Article 11 of the By-Laws                       Mgmt          For                            For

E.17   Amend the Article 16 of the By-Laws                       Mgmt          For                            For

E.18   Amend the Articles 17 and 18 of the By-Laws               Mgmt          For                            For

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN AMOUNT IN RESOLUTION 6. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PIRELLI & C.REAL ESTATE SPA, MILANO                                                         Agenda Number:  701489216
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7630K107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  IT0003270615
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       adjournment thereof

O.2    Appoint the Board of Directors and approve to             Mgmt          For                            For
       determine its components and emoluments

O.3    Approve the commitment to Audit Firm for years            Mgmt          For                            For
       2008-2016

O.4    Approve the buy back own shares, adjournment              Mgmt          For                            For
       thereof, power to observe formalities

O.5    Approve the incentive bonus to the Board of               Mgmt          For                            For
       Directors and employees, adjournment thereof,
       power to observe formalities

E.1    Amend the Articles of Corporate by laws, adjournment      Mgmt          For                            For
       thereof, power to observe formalities




--------------------------------------------------------------------------------------------------------------------------
 PLASTIC OMNIUM, LEVALLOIS PERRET                                                            Agenda Number:  701495221
--------------------------------------------------------------------------------------------------------------------------
    Security:  F73325106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0000124570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive, the reports of the Director and the              Mgmt          Abstain                        Against
       Auditors; the Company's financial statements
       for the YE in 31 DEC 2007, as presented

O.2    Approve the recommendations of the Director               Mgmt          For                            For
       and resolves that the income for the FY be
       appropriated as follows: earnings for the FY:
       EUR 46,559,629.00, retained earnings: EUR 106,252,664.00,
       balance available for distribution: EUR 152
       ,812,293.00, dividends: EUR 13,069, 932.00,
       retained earnings: EUR 139,742,361.00, the
       shareholders will receive a net dividend of
       EUR 0.70 per share, and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 05 MAY 2008;
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account;
       as required by law, it is reminded that, for
       the last three FY's, the dividends paid, were
       as follows: EUR 1.15 for FY 2004, EUR 0.6 for
       FY 2005, EUR 0.66 for FY 2006

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the said
       report and the agreements refereed to therein

O.4    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; income for the
       FY: EUR 51,009,000.00

O.5    Grant permanent discharge to the Directors for            Mgmt          Abstain                        Against
       the performance of their duties during the
       said FY

O.6    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 60.00, maximum number of
       shares to be acquired: 10% of the share capital;
       maximum funds invested in the share buybacks:
       EUR 44,413,020.00;[Authority expires after
       18 month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 24 APR 2008
       in its resolution number 6; and to take all
       necessary measures and accomplish all necessary
       formalities

O.7    Approve to renews the appointment of Mr. Vincent          Mgmt          For                            For
       Labruyere as a Director for a 3 year period

O.8    Approve to award total annual fees of EUR 220,000.00      Mgmt          For                            For
       to the Director

E.9    Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 350,000.00; [Authority
       expires at the end of 38 month period]; and
       to take all necessary measures and accomplish
       all necessary formalities

E.10   Authorize the Director to grant, for free, on             Mgmt          For                            For
       1 or more occasions, existing or future shares,
       in favour of the Employees or the Corporate
       Officers of the Company and related Companies;
       they may not represent more than 45,000 shares
       of the share capital; [Authority expires at
       the end of 38 month period]; and to take all
       necessary measures and accomplish all necessary
       formalities

E.11   Amend the Article 16 of the By Laws; approve              Mgmt          For                            For
       to bring the Articles of the Bylaws into conformity
       with the current legal and regulatory requirements,
       with particular reference to t he French Financial
       Security Act No. 2003706 of 01 AUG 2003

E.12   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed Bylaw




--------------------------------------------------------------------------------------------------------------------------
 PLENUS CO.,LTD.                                                                             Agenda Number:  701580513
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63933105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  JP3833700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 POCKET CARD CO.,LTD.                                                                        Agenda Number:  701580400
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6393A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3860260003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRAKTIKER BAU- UND HEIMWERKERMAERKTE HOLDING AG, KIRKEL                                     Agenda Number:  701544442
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6174B108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  DE000A0F6MD5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 09 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 30,995,343.64 as follows: Payment
       of a dividend of EUR 0.45 per no-par share
       EUR 4,895,343.64 shall be carried forward Ex-dividend
       and payable date: 02 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.1    Elect Dr. Norbert Bensel to the Supervisory               Mgmt          For                            For
       Board

6.2    Elect Mr. Ulrich Grillo to the Supervisory Board          Mgmt          For                            For

6.3    Elect Dr. Kay Hafner to the Supervisory Board             Mgmt          For                            For

6.4    Elect Mr. Ebbe Jacobsen to the Supervisory Board          Mgmt          For                            For

6.5    Elect Mr. Johann C. Lindberg to the Supervisory           Mgmt          For                            For
       Board

6.6    Elect Mr. Zygmund Mierdorf to the Supervisory             Mgmt          For                            For
       Board

6.7    Elect Dr. Kerstin v. Schenck to the Supervisory           Mgmt          For                            For
       Board

6.8    Elect Prof. Dr. Harald Wiedmann to the Supervisory        Mgmt          For                            For
       Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to EUR 5,800,000,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 29 NOV 2009,
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying conversion rights,
       and to retire the shares

8.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares as per item 7, the Company shall
       also be authorized to use put and call options
       for t he acquisition of own shares of up to
       EUR 2,900,000, at prices not deviating more
       than 10 from the market price of the shares

9.     Resolution on amendments to the Articles of               Mgmt          For                            For
       Association in accordance with the new Transparency
       Directive Implementation Law Section 3(1),
       regarding announcements of the Company being
       published in the electronic Federal Gazette
       Section 3(2), regarding the Company being authorized
       to transmit information to shareholders by
       electronic means




--------------------------------------------------------------------------------------------------------------------------
 PREMIER FARNELL PLC, LONDON                                                                 Agenda Number:  701568389
--------------------------------------------------------------------------------------------------------------------------
    Security:  G33292106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  GB0003318416
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report, the audited accounts       Mgmt          For                            For
       and the Auditor's report for the FYE 03 FEB
       2008

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 03 FEB 2008

3.     Declare a final dividend of 5.2p for each ordinary        Mgmt          For                            For
       share

4.     Elect Mr. Dennis Millard as a Director of Premier         Mgmt          For                            For
       Farnell plc

5.     Elect Mr. Paul Withers as a Director of Premier           Mgmt          For                            For
       Farnell plc

6.     Re-elect Sir Peter Gershon as a Director of               Mgmt          For                            For
       Premier Farnell plc

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which the accounts are laid before the Company

8.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of PricewaterhouseCoopers LLP
       as the Auditors of the Company

9.     Authorize the Board of Directors, in accordance           Mgmt          For                            For
       with Article 7 of the Company's Articles of
       Association, to allot relevant securities [Section
       80(2) of the Companies Act 1985] up to an aggregate
       nominal amount of GBP 6,578,490; [Authority
       expires at the conclusion of the next AGM of
       the Company on 04 AUG 2009]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; this
       resolution will cancel and replace the corresponding
       resolution passed at the last AGM, but without
       prejudice to any allotment, offer or agreement
       made or entered into prior to the passing of
       this resolution

10.    Authorize the Company for the purpose of Section          Mgmt          For                            For
       366 of the 2006 Act to make a) donation to
       political parties or independent election candidates;
       b) donation to political organizations other
       than political parties; c) political expenditure,
       provided that the maximum sum which may be
       donated or expended, as appropriate by the
       company or each relevant subsidiary pursuant
       to the authority granted by this resolution
       shall not exceed GBP 100,000 in relation to
       any Company or any relevant subsidiary which
       may be compressed of one or more amount in
       different currencies which shall be converted
       at such rates as may be determine by the Board
       in its absolute to be appropriate [Authority
       expires at the conclusion of the next AGM of
       the Company] the purpose of the this resolution
       10 a relevant subsidiary shall be any Company
       which is the subsidiary of premier Farnell
       PLc at the time that this resolution passed
       or at any time during the period from the date
       of the passing of this resolution until the
       expires of the Company next following AGM

S.11   Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Section 95 of the Companies Act 1985 and subject
       to and in accordance with Article 8 of the
       Company's Articles of Association, to allot
       equity securities [Section 94 of the Companies
       Act 1985] for cash pursuant to the authority
       granted by Resolution 9 passed at the AGM of
       the Company on 12 JUN 2007 or, if proposed
       and passed, pursuant to the authority granted
       by Resolution 9 set out in this notice of meeting,
       disapplying the statutory pre-emption rights
       [Section 89(1) of the Companies Act 1985, provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       an offer or issue to or in favor of ordinary
       shareholders; b) up to an aggregate nominal
       amount of GBP 911,706; [Authority expires at
       the conclusion of the next AGM of the Company
       or 04 AUG 2009]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry; this resolution
       will cancel and replace the corresponding resolutions
       passed at the last AGM of the Company, but
       without prejudice to any allotment, offer or
       agreement made or entered into prior to the
       passing of this resolution

S.12   Authorize the Company to purchase ordinary shares         Mgmt          For                            For
       by way of market purchases [Section 163(3)
       of the Companies Act 1985] of up to 36,468,268
       ordinary shares of 5p each in the capital of
       the Company, at a minimum price of 5.0p [exclusive
       of expenses] and not more that 5% above the
       average of the middle market quotations for
       ordinary shares taken from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires at the
       conclusion of the next AGM of the Company on
       04 AUG 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.13   Authorize the Company to purchase ordinary shares         Mgmt          For                            For
       by way of market purchases [Section 163(3)
       of the Companies Act 1985] of up to 3,989,419
       ordinary shares of GBP 1 each in the capital
       of the Company, at a minimum price of GBP1
       [exclusive of expenses] and not more that 5%
       above the average of the middle market quotations
       for ordinary shares taken from the London Stock
       Exchange Daily Official List, over the previous
       5 business days immediately prior to the date
       the shares are purchased and the price stipulated
       by the Article 5(1) of the Buy-back and stabilization
       regulation; [Authority expires at the conclusion
       of the next AGM of the Company or 04 AUG 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Adopt the New Articles of Association [ the               Mgmt          Against                        Against
       New Articles] with effect from 01 OCT 2008
       the New Articles update the Company's current
       Articles of Association [the Current Articles]
       primarily to take account of changes in English
       Company Law brought about the certain provisions
       of the 2006 Act that will be in force by or
       on 01 OCT 2008 the principal changes introduced
       in the New Articles are set out below other
       changes, which are of minor, technical or clarifying
       nature and also some minor changes which merely
       reflect changes made by the 2006 Act, have
       been noted




--------------------------------------------------------------------------------------------------------------------------
 PREMIER FOODS PLC, ST ALBANS                                                                Agenda Number:  701416415
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72186102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Dec-2007
        ISIN:  GB00B01QLV45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, to appropriate distributable     Mgmt          For                            For
       profits of the Company [as specified] to the
       payment of the second interim dividend for
       the year to DEC 2006, on the Company's ordinary
       shares, of 5.5 pence per share paid on 23 FEB
       2007 to shareholders at the close of business
       on 22 DEC 2006 [ the Feb 2007 Dividend]; to
       appropriate distributable profits of the Company
       [as specified] to the payment of the final
       dividend for the year to DEC 2006, on the Company's
       ordinary shares, of 2.55 pence per share paid
       on 06 JUL 2007 to shareholders at the close
       of business on 08 JUN 2007 [the JUL 2007 dividend];
       approve: to release any and all claims which
       the Company may have in respect of the payment
       of the FEB 2007 dividend and the JUL 2007 dividend
       [together the dividends] against its shareholders
       who appeared on the register of members on
       the relevant record date and a deed of release
       in favour of such shareholders be entered into
       by the Company, as specified; any distribution
       involved in the giving of any such release
       in relation to the dividends be made out of
       the profits appropriated to the dividends as
       aforesaid by reference to a record date identical
       to the relevant record dates for the dividends;
       and any and all claims which the Company may
       have against its Directors [both past and present]
       arising out of the payment of the dividends
       be released and that a deed of release in favour
       of the Company's Directors be entered into
       by the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 PREMIER FOODS PLC, ST ALBANS                                                                Agenda Number:  701547513
--------------------------------------------------------------------------------------------------------------------------
    Security:  G72186102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  GB00B01QLV45
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the audited accounts of the Company
       for the YE 31 DEC 2007

2.     Declare a final dividend of 2.2p per ordinary             Mgmt          For                            For
       share in the Company recommended by the Directors
       and be payable on 04 JUL 2008 to shareholders
       on the register at close of business on 06
       JUN 2008

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

4.     Re-elect Mr. David Beever as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Christine Cross as a Director                Mgmt          For                            For

6.     Re-elect Mr. Robert Schofield as a Director               Mgmt          For                            For

7.     Re-elect Mr. Paul Thomas as a Director                    Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company
       and approve that their remuneration be fixed
       by the Directors

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [ as defined in that Act]
       up to an aggregate nominal amount of GBP 2,815,349;
       [Authority expires at the earlier of the conclusion
       of the next AGM or 15 months]; and the Company
       may before such expiry make an offer or agreement
       which would or might require equity securities
       and the Directors and the Company may make
       allotments during the relevant period which
       may be exercised after the relevant period

S.10   Authorize the Directors, provided that Resolution         Mgmt          For                            For
       9 in the notice of this meeting has been passed
       and under Section 95 of the Companies Act 1985,
       to allot equity securities [as defined in that
       Act] for cash pursuant to the authority conferred
       by that Resolution and sell relevant shares
       [Section 94 of the Companies Act 1985] held
       by the Company as treasury shares[ Section
       162A of the Act], disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities or sale of treasury shares:
       a) in connection with a rights issue, open
       offer or any other pre-emptive offer in favor
       of ordinary shareholders, subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient to deal with fractional
       entitlements, legal or practical problems arising
       in any overseas territory, the requirements
       of any regulatory body or stack exchange or
       any other matters and b) up to an aggregate
       nominal value of GBP 422,302; [Authority expires
       the earlier of the conclusion of the next AGM
       or 15 months]; and the Company may before such
       expiry make an offer or agreement which would
       or might require equity securities and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 84,460,480 ordinary shares of 1p each
       in the share capital , at a minimum price of
       1p per ordinary share and maximum of 5% of
       the average middle market price for an ordinary
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which the shares are contracted to
       be purchased [in each case exclusive of any
       expenses] and the amount stipulated by Article
       5(1) of Buy-back and stabilization regulation
       2003; [Authority expires at the earlier of
       the conclusion of the next AGM or 15 months];
       the Company, before the expiry, may agree to
       purchase ordinary shares which will or may
       be completed either wholly or partly after
       such expiry

S.12   Authorize the Company, in accordance with Section         Mgmt          For                            For
       366 of the Companies Act 2006 [the 2006 Act]
       and all Companies that are subsidiaries of
       the Company at any time during the period for
       which this resolution has effect: to make political
       donations [Section 364 of the 2006 Act] to
       political parties [Section 363 of the said
       Act] not exceeding GBP 50,000 in total; to
       make political donations [Section 364 of the
       2006 Act] to political organizations other
       than political parties [Section 363 of the
       2006 Act], not exceeding GBP 50,000 in total
       and; to incur political expenditure [Section
       365 of the 2006 Act] , not exceeding GBP 50,000
       in total and in any event the aggregate amount
       of political donations and political expenditure
       made or incurred by the Company and its subsidiaries
       made or incurred by the Company and its subsidiaries
       pursuant to this resolution shall not exceeding
       GBP 150,000; [Authority expires at the earlier
       of the conclusion of the next AGM or 15 months]

S.13   Adopt, with immediate effect, the Articles of             Mgmt          For                            For
       Association produced to the meeting and for
       the purpose of identification marked A and
       signed by the Chairman of the Meeting, in substitution
       for and to the exclusion of the existing Articles
       of Association of the Company

S.14   Approve, subject to the Resolution 13 as specified        Mgmt          For                            For
       with effect on and from 01 OCT 2008, or such
       later date as Section 175 of the 2006 Act shall
       be brought into force, Article 163 of the Articles
       of Association adopted pursuant to Resolution
       13 be deleted in its entirely and Article 163
       and 164 as set out in the document produced
       to the meeting and marked B and signed by the
       Chairman of the meeting be substituted therefore
       and the remaining Articles be re-numbered




--------------------------------------------------------------------------------------------------------------------------
 PREMIER OIL PLC, LONDON                                                                     Agenda Number:  701554138
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7216B145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  GB0033560011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the financial statements of the Premier
       Oil Plc for the YE 31 DEC 2007 together with
       the Auditors' report thereon

2.     Approve the remuneration report of Premier Oil            Mgmt          For                            For
       Plc for the YE 31 DEC 2007

3.     Elect Mr. J. Darby as a Director of the Company,          Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.     Elect Mr. D. C Lindsell as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

5.     Elect Mr. M. Romieu as a Director of the Company,         Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

6.     Re-elect Sir David John as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Combined Code of Corporate Governance

7.     Re-elect Mr. J.R.W. Orange as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Combined Code of Corporate Governance

8.     Re-elect Mr. R. A . Allan as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

9.     Re-elect Mr. A. R. C. Durrant as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company's Articles of Association

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          Against                        Against
       of the Company until the conclusion of the
       next general meeting before which accounts
       are laid and authorize the Directors to fix
       their remuneration for 2008

11.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, to allot relevant securities
       [Section 80 of the Companies Act 1985] [the
       Act] up to an aggregate nominal amount of GBP
       13,686,400; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company's share capital be increased        Mgmt          For                            For
       by GBP 0.525 by the creation of 3 Non-Voting
       Convertible Shares of 17.5 pence each ,carrying
       the right and being subject to the restriction
       as specified in the Company's Articles of Association;
       b) the 9,487,317 existing authorized but unissued
       Non-Voting Convertible Shares of 17.5 pence
       each in the capital of the Company and the
       3 further such shares created pursuant to (a)
       above the consolidated and redesignated as
       3,320,562 ordinary shares of 50 pence each
       in the capital of the Company, carrying the
       rights and being subject to the restriction
       as specified in the New Articles of Association
       of the Company referred to at (c) below; and
       (c) the Articles of Association produced to
       the meeting and initialed by the chairman of
       the AGM for the purposes of identification
       be adopted as the Articles of Association of
       the Company in substitution for, and to the
       exclusion of, the existing Articles of Association

S.13   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority, pursuant to Section
       95 of the Act, to allot equity securities [Section
       94 of the Act] for cash pursuant to the authority
       conferred by Resolution 11 and/or where such
       allotment constitutes an allotment of equity
       securities by virtue of Section 94(3A) of the
       Act, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue, open offer or other pre-emptive
       offers in favor of ordinary shareholders [excluding
       any shareholder holding shares as treasury
       shares] in proportion to their respective holdings
       of ordinary shares, but subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in respect of fractions
       or legal or practical problems in any jurisdiction;
       b) up to an aggregate nominal amount of GBP
       2,052,960; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Act] of up to 12,317,770
       ordinary shares of 50p each and not to pay
       less for each share than the nominal value
       of such share and up to 5% over the average
       of the closing mid market price of the ordinary
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and stipulated by Article 5(1) of the
       Buy-back and Stabilisation Regulation, Commission
       (EC) of 22 DEC 2003; [Authority expires at
       the AGM of the Company in 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 PREMIERE AG, MUENCHEN                                                                       Agenda Number:  701573025
--------------------------------------------------------------------------------------------------------------------------
    Security:  D61744104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  DE000PREM111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Submission of the adopted annual financial statements     Non-Voting
       for the FY 31 DEC 2007, the approved consolidated
       financial statements for the YE 31 DEC 2007,
       the Management report for the Company for FY
       2007, the Management report for the Premiere
       group for FY 2007, the review and monitoring
       report of the Supervisory Board for FY 2007,
       and an explanatory report of the Management
       Board on the disclosures in accordance with
       sections 289 (4) and 315 (4) of the German
       Commercial Code

2.     Formal approval of the actions of the Members             Mgmt          For                            For
       of the Management Board for FY 2007

3.     Formal approval of the actions of the Members             Mgmt          For                            For
       of the Supervisory Board for FY 2007

4.     Election of the Statutory Auditor for the FY              Mgmt          For                            For
       2008; the Supervisory Board proposes that KPMG
       Deutsche Treuhand-Gesellschaft Aktiengesellschaft
       Wirtschaftsprufungsgesellschaft, Munich, be
       elected as statutory auditor of the annual
       financial statements, statutory auditor of
       the consolidated financial statements, Auditor
       for the review of the half-year financial statement
       and the quarterly financial statements for
       FY 2008 and Auditor for the review of the half-year
       financial statement and the quarterly financial
       statements for FY 2009 which are drawn up prior
       to the AGM year 2009.

5.     Amendment of the Articles of Association                  Mgmt          For                            For

6.A    Election to the Supervisory Board: Mr. Thomas             Mgmt          For                            For
       Mockridge

6.B    Election to the Supervisory Board: Mr. Mark               Mgmt          For                            For
       Andrew Williams

6.C    Election to the Supervisory Board: Mr. Markus             Mgmt          For                            For
       Tellenbach

7.     Resolution on the cancellation of the authorized          Mgmt          For                            For
       capital 2006 and the creation of an authorized
       capital 2008; amendment of the Articles of
       Association

8.     Resolution to cancel the resolution of the Company's      Mgmt          For                            For
       AGM of 17 MAY 2006 [Agenda Item 6] regarding
       the authorization to issue convertible bonds
       or bonds with warrants as well as to cancel
       the contingent capital 2006; resolution authorizing
       the Management Board to issue convertible bonds
       or bonds with warrants [authorization 2008/I]
       and to create new contingent capital 2008/I;
       amendment of the Articles of Association

9.     Resolution to cancel the resolution of the Company's      Mgmt          For                            For
       AGM of 17 May 2006 [Agenda Item 6] regarding
       the authorization to issue convertible bonds
       or bonds with warrants as well as to cancel
       the contingent capital 2006; resolution authorizing
       the Management Board to issue convertible bonds
       or bonds with warrants [authorization 2008/II]
       and to create new contingent capital 2008/II;
       amendment of the Articles of Association

10.    Resolution on an authorization of the Company             Mgmt          For                            For
       to purchase and sell treasury shares




--------------------------------------------------------------------------------------------------------------------------
 PRESS KOGYO CO.,LTD.                                                                        Agenda Number:  701613259
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63997100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3833600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRIMA MEAT PACKERS,LTD.                                                                     Agenda Number:  701634493
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64040132                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3833200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      This is the Annual Ordinary Shareholders Meeting          Non-Voting
       to be voted on by Common     shareholders Related
       to the Creation of the New Class Shares, and
       the Class   Stockholders Meeting to be voted
       by Common Shareholders

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Class Shares

3      Amend Articles to: Abolish Articles Related               Mgmt          For                            For
       to Class A, B, C Shares and Class Shareholders
       Meetings

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

C.1    Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Class Shares, Abolish   Articles Related
       to Class A, B, C Shares and Class Shareholders
       Meetings




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE INVESTMENT TRUST                                                Agenda Number:  701598522
--------------------------------------------------------------------------------------------------------------------------
    Security:  74157U109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  CA74157U1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Roland Cardy as a Director                      Mgmt          For                            For

1.2    Elect Mr. Michael Latimer as a Director                   Mgmt          For                            For

1.3    Elect Mr. Kerry D. Adams as a Director                    Mgmt          For                            For

1.4    Elect Mr. William J. Biggar as a Director                 Mgmt          For                            For

1.5    Elect Mr. Ian Collier as a Director                       Mgmt          For                            For

1.6    Elect Mr. Kenneth Field as a Director                     Mgmt          For                            For

1.7    Elect Mr. G.T. (Tom) Gunn as a Director                   Mgmt          For                            For

2.     Appoint KPMG LLP as the Auditors and authorize            Mgmt          For                            For
       the Trustees to fix their remuneration

3.     Approve to implement an Equity Incentive Plan             Mgmt          For                            For
       in favor of certain officers and key employees
       of the REIT or any of its affiliates, the Trustees
       of the REIT, and designated service providers
       who spend a significant amount of time and
       attention on the affairs and business of the
       REIT as specified

4.     Approve to re-conform the adoption by the trustees        Mgmt          For                            For
       of the REIT of a Unitholder Rights Plan for
       the REIT for an addition 3 years period as
       specified




--------------------------------------------------------------------------------------------------------------------------
 PRIMARY HEALTH CARE LTD                                                                     Agenda Number:  701571223
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q77519108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  AU000000PRY5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

S.1    Approve, for the purposes of s 260B[2] of the             Mgmt          For                            For
       Corporations Act 2001[Cth] is given for Symbion
       Health Limited [ACN 004 073 410] and each wholly-owned
       Australian subsidiary of Symbion Health Limited
       to give financial assistance as specified and
       [b] the Company may enter into and give effect
       to the documents required to implement the
       financial assistance, as specified

2.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       6.23.4; and b] as contemplated by the waiver
       granted to the Company by the ASX Limited on
       31 MAR 2008; is given to amend the terms of:
       i] 9,287,000 options granted to medical practitioners;
       and ii] 300,000 options granted to 1employee
       of the Primary Health Care Group; and iii]
       50,000 options granted to 1 consultant to the
       Primary Health Care Group, to allow the exercise
       price of the options to be reduced in accordance
       with a formula which reflects the formula as
       specified

S.3    Adopt, for the purpose of identification signed           Mgmt          Against                        Against
       by the Chairman of the meeting, the Constitution
       of the Company, in substitution for the present
       Constitution of the Company [which is repealed],
       as specified

4.     Approve, for all purposes, including ASX Listing          Mgmt          For                            For
       Rule 10.17, for the payment in each FY of the
       Company of an amount not exceeding AUD 1,400,000
       as the total amount of the remuneration of
       all individuals who are directors of the Company
       for their ordinary services as Directors [whether
       or not executive or other paid work is undertaken]
       of either the Company or any of its child entities
       [being an increase of AUD 1,000,000, from AUD
       400,000 per annum for fees for the ordinary
       services of Directors of the Company]

5.     Elect Mr. Terry Smith as a Director by the Board          Mgmt          For                            For
       of the Company since the last AGM, retires
       in accordance with the Constitution of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA DE INFORMACIONES SA                                                               Agenda Number:  701459958
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8183K102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  ES0171743117
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the annual accounts [balance sheets,              Mgmt          For                            For
       profit & loss accounts and annual reports]
       and Management reports for both the Company
       and the consolidated Group for the 2007 FY,
       and a proposal regarding the distribution of
       profits

2.     Approve the Board of Directors' Management of             Mgmt          For                            For
       the Company during the 2007 FY

3.     Adopt the resolutions warranted with regard               Mgmt          For                            For
       to the Auditors of the Company and its consolidated
       Group for the 2008 FY, pursuant to the provisions
       of Article 42 of the Commercial Code and Article
       204 of the Corporations Law

4.1    Approve, pursuant to Article 17 of the Company            Mgmt          For                            For
       Bylaws, the number of Members of the Board
       of Directors shall be set at 18

4.2    Re-elect Mr. Ignacio Polanco Moreno as a Director         Mgmt          Against                        Against

4.3    Re-elect Mr. Diego Hidalgo Schnur as a Director           Mgmt          Against                        Against

5.     Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital pursuant to the provisions of
       Article 153.1.b) of the Corporations Law, with
       the power to exclude preemptive subscription
       rights and approve the Compensation Plan providing
       stock options for the Executive Directors and
       Managers of the Company, as specified

6.     Grant authority of the direct or indirect derivative      Mgmt          For                            For
       acquisition of treasury shares within the legal
       limits and requirements, revocation of any
       unexercised powers authorizing the derivative
       acquisition of treasury shares granted at the
       AGM on 22 MAR 2007, as specified

7.     Approve, without prejudice to powers granted              Mgmt          For                            For
       in other resolutions, to grant to the Board
       of Directors the broadest powers required by
       law to define, implement and interpret the
       preceding resolutions including, if necessary,
       powers to interpret, remedy and complete them,
       likewise delegating to the Chairman of the
       Board of Directors Mr. Ignacio Polanco Moreno,
       the Chief Executive Officer Mr. Juan Luis Cebrian
       Echarri and the Secretary Mr. Miguel Satrustegui
       Gil- Delgado joint and several powers for any
       of them to appear before a Notary Public to
       formalize and to reflect in a notarial document
       the resolutions adopted at the present shareholders'
       meeting, rectifying, if warranted, any material
       errors not requiring new resolutions that might
       preclude their being recorded in notarial instruments,
       and to issue the notarial or private documents
       necessary to record the adopted resolutions
       on the Companies Register, with powers to remedy
       or rectify them in view of the Registrar's
       written or oral comments and, in summary, to
       take any measures required to ensure that these
       resolutions are fully effective

8.     Amend the Articles 5, 10, 11, 14, 15, 25, 30,             Mgmt          For                            For
       31, 32 and 34 of the Regulation of the Board
       of Directors of Promotora de Informaciones,
       S.A., in order to improve the efficiency of
       the Company's administrative body by creating
       an Executive Committee, with delegated powers
       as provided for in Article 17 of the Bylaws,
       as specified

9.     Approve the implementation of the 2004 Compensation       Mgmt          For                            For
       Package granting stock options to the Executive
       Directors and Managers of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 PROSAFE SE, LARNACA                                                                         Agenda Number:  701410893
--------------------------------------------------------------------------------------------------------------------------
    Security:  M8175T104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  CY0100470919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of the chair of the meeting.                     Mgmt          For                            For

2.     Approval of the notice of meeting and agenda.             Mgmt          For                            For

3.     Approve a special dividend of NOK 3.75 per share          Mgmt          For                            For
       recommended by the board of Directors of Prosafe
       SE and to be paid to the shareholders on or
       before 31 December 2007.

4.     Approval of an increase of the number of Directors        Mgmt          For                            For
       on the board of Directors from five to six.

5.a    The following persons, having consented to act,           Mgmt          For                            For
       shall be elected as members of the board of
       Directors of Prosafe SE effective from the
       date of this meeting : Michael Raymond Parker
       and Christakis Pavlou.

5.b    The resignation of the following member of the            Mgmt          For                            For
       board of Directors of Prosafe SE shall be accepted
       with effect from the date of this meeting :
       Anne Grethe Dalane.

5.c    It shall be confirmed that as the result of               Mgmt          For                            For
       the appointments and resignations of the members
       of the board of Directors of Prosafe SE in
       accordance with the resolutions above, the
       board of Directors of Prosafe SE shall be constituted
       of the following members: Reidar Lund, Chair,
       Christian Brinch, Deputy Chair, Ronny Johan
       Langeland, Gunn Elin Nicolaisen, Michael Raymond
       Parker, and Christakis Pavlou.

6.a    Approval of the remuneration of the board of              Mgmt          For                            For
       Directors for the year of 2007:  Chair : EUR
       67,000  Deputy Chair : EUR 51,000  Board members
       (each) : 45,000  Plus additional remuneration
       of EUR 1,000 for each meeting for Directors
       not living in Cyprus.

6.b    Approval of the remuneration of the board of              Mgmt          For                            For
       Directors for the year of 2008:  Chair : EUR
       69,000  Deputy Chair : EUR 53,000  Board members
       (each) : 47,000  Plus additional remuneration
       of EUR 1,000 for each meeting for Directors
       not living in Cyprus.

7.     Approval of the remuneration of the chair and             Mgmt          For                            For
       members of the nomination committee in the
       amount of EUR 1,300 each.




--------------------------------------------------------------------------------------------------------------------------
 PROSAFE SE, LARNACA                                                                         Agenda Number:  701556283
--------------------------------------------------------------------------------------------------------------------------
    Security:  M8175T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CY0100470919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of the chair of the meeting.                     Mgmt          For                            For

2.     Approval of the notice of meeting and agenda.             Mgmt          For                            For

3.     Approval of the report of the Board of Directors.         Mgmt          For                            For

4.     Approval of the annual financial statements               Mgmt          For                            For
       for the year ended 31 December 2007.

5.     Approval of the report of the auditors on the             Mgmt          For                            For
       annual financial statements for the year ended
       31 December 2007.

6.     Re-appointment of Ernst & Young as auditors               Mgmt          For                            For
       of Prosafe SE.

7.1    Election of Christian Brinch to the Board of              Mgmt          For                            For
       Directors.

7.2    Election of Gunn Elin Nicolaisen to the Board             Mgmt          For                            For
       of Directors.

7.3    Election of Ronny Johan Langeland to the Board            Mgmt          For                            For
       of Directors.

7.4    Election of Andreas Sohmen - Pao to the Board             Mgmt          For                            For
       of Directors.

8.     Approval of the remuneration of the auditors.             Mgmt          For                            For

9.     Declaring of a dividend not to exceed USD 912,000,000;    Mgmt          For                            For
       such dividend to be distributed in kind in
       the form of 90.1% of the shares in Briviba
       Public Limited (under change of name to Prosafe
       Production Public Limited) to be issued at
       the time of this annual general meeting.

10.    Authorising of the Board of Directors to implement        Mgmt          For                            For
       the acquisition by Prosafe SE of up to 10%
       of the allotted shares of Prosafe SE; such
       authorisation to be valid for 12 months from
       the date of the AGM.

11.    Increase of the authorised capital of Prosafe             Mgmt          For                            For
       SE by Euro 5,748,419.75 to the amount Euro
       63,232,617.25.  Authorising of the Board of
       Directors of Prosafe SE to issue 22,993,679
       ordinary shares of Prosafe SE in accordance
       with the Articles of Association of Prosafe
       SE.




--------------------------------------------------------------------------------------------------------------------------
 PROSEGUR COMPANIA DE SEGURIDAD SA                                                           Agenda Number:  701604060
--------------------------------------------------------------------------------------------------------------------------
    Security:  E83453162                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  ES0175438235
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       of Prosegur Compania De Seguridad, S.A. and
       its consolidated Group, the application of
       profits and the Management of the Board of
       Directors, all with reference to the FY 2007

2.     Approve the distribution of profits to shareholders,      Mgmt          For                            For
       dividend payment chargeable to 2007 profits
       and voluntary reserves

3.     Approve the Long Term Incentive Plan 2011 for             Mgmt          For                            For
       the Executive Directors and the Management
       of Grupo Prosegur

4.1    Appoint Mr. Don Pedro Guerrero Guerrero as a              Mgmt          For                            For
       Director

4.2    Appoint Mr. Don Eugenio Ruiz Galvez Priego as             Mgmt          For                            For
       a Director

5.     Authorize the Board of Directors, to carry out            Mgmt          For                            For
       the acquisition of own shares, either directly
       or via Group Companies

6.     Re-appoint the Auditors of the Company and its            Mgmt          For                            For
       consolidated Group for the FY 2008

7.     Approve to set the Directors maximum yearly               Mgmt          For                            For
       remuneration, under the provisions of Article
       22.3 of the Articles of Association

8.     Approve the merger of C. Valdecantos, Sociedad            Mgmt          For                            For
       Anonima, A sole trader, into Prosegur Compania
       De Seguridad, S.A. with full transmission of
       the Corporate capital of the absorbed Company,
       which shall be extinguished without liquidation,
       and En Bloc transfer of all its assets and
       liabilities to the absorbing Company under
       the terms of the merger plan dated 24 MAR 2008
       filed with the register of the Companies in
       Madrid on 29 APR 2008

9.     Approve to delegate the powers for the execution,         Mgmt          For                            For
       construction, rectification and implementation
       of the resolutions adopted by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 PSP SWISS PROPERTY AG, ZUG                                                                  Agenda Number:  701494382
--------------------------------------------------------------------------------------------------------------------------
    Security:  H64687124                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  CH0018294154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438529, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual activity report, the financial         Mgmt          For                            For
       statements and the consolidated financial statements
       2007, taking note of the reports of the Statutory
       Auditors and of the report of the Group Auditors

2.     Approve the appropriation of retained earnings            Mgmt          For                            For
       as follows: profit carried forward of previous
       period CHF 9,383,437; net profit 2007 CHF 31,991,329;
       retained earnings as of 31 DEC 2007 CHF 41,374,766,
       allocation to the free reserves CHF [-]40,000,000
       and balance carried forward CHF 1,374,766

3.     Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors

4.     Approve: a reduction of CHF 112,564,538.40 of             Mgmt          For                            For
       the share capital from CHF 492,469,855.50 to
       CHF 379,905,317.10 by reducing the nominal
       value of each share by CHF 2.40 from CHF 10.50
       to CHF 8.10, as well as affirmation, based
       on the Auditors' report from PricewaterhouseCoopers
       AG, Zurich, pursuant to Article 732 Paragraph
       2 CO, that the creditors' claims are fully
       covered despite the reduction of the share
       capital; the repayment of the released nominal
       value capital of CHF 2.40 per share to the
       shareholders; a corresponding CHF 24,000,000
       reduction of the authorized share capital from
       CHF 105,000,000 to CHF 81,000,000; and a corresponding
       CHF 4,800,000 reduction of the conditional
       share capital from CHF 21,000,000 to CHF 16,200,000;
       and amend Article 5 [1], 5bis [1] and 5ter
       [1] of the Articles of Association

5.     Authorize the Board of Directors to buy back,             Mgmt          For                            For
       over a period of a maximum of 3 years, own
       shares up to a maximum amount of 5% of the
       issued share capital [i.e. maximum 2,345,094
       shares] via a second trading line on the SWX
       Swiss Exchange; these shares will be definitively
       cancelled and are not therefore included in
       the 10% threshold for own shares according
       to Article 659 CO; and that the necessary amendments
       to the Articles of Association [reduction of
       share capital] will be submitted to the respective
       2009-2011 AGMs for approval

6.     Re-elect PricewaterhouseCoopers AG, Zurich,               Mgmt          For                            For
       as the Statutory Auditors and the Group Auditors
       for the 2008 business year




--------------------------------------------------------------------------------------------------------------------------
 PT MULTIMEDIA SERVICOS DE  TELECOMUNICACOES E MULTIMEDIA S G P S S A                        Agenda Number:  701439122
--------------------------------------------------------------------------------------------------------------------------
    Security:  X70127109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  PTPTM0AM0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend Article 1, Paragraph 1 of Article 15 and            Mgmt          For                            For
       Paragraph 1 of Article 17 of the Articles of
       Association

2.     Appoint the Members of the Board of Directors             Mgmt          For                            For

3.     Approve the change in composition of the Board            Mgmt          For                            For
       of Directors

4.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Compensation Committee




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC FINANCIAL HOLDINGS LTD                                                               Agenda Number:  701452132
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7297B105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Feb-2008
        ISIN:  BMG7297B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.i    Re-elect Mr. Tan Yoke Kong as a Director                  Mgmt          For                            For

2.ii   Re-elect Mr. Lee Huat Oon as a Director                   Mgmt          For                            For

2.iii  Re-elect Dato' Chang Kat Kiam as a Director               Mgmt          For                            For

2.iv   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements or options which would or
       might require of such powers, subject to and
       in accordance with all applicable laws, during
       and after the relevant period not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of warrants if any to subscribe
       for shares of the Company or the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) an issue of
       shares of the Company in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Company's bye-laws;
       or iv) an issue of shares made pro rata to
       holders of shares in the company on a fixed
       record date; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the bye-laws of the Company to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange], subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by any applicable law or
       the bye-laws of the Company to be held]

6.     Approve, subject to the passing of Ordinary               Mgmt          For                            For
       Resolutions Nos. 4 and 5, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot
       shares, by the additions to the aggregate nominal
       amount of share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       shares in the Company repurchased by the Company
       under the authority granted pursuant to Ordinary
       Resolution No. 5, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 PUBLIGROUPE SA, LAUSANNE                                                                    Agenda Number:  701534908
--------------------------------------------------------------------------------------------------------------------------
    Security:  H64716147                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CH0004626302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 464201 DUE TO RECEIPT OF DIRECTORS NAMES
       AND FUTURE RECORD DATE. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 465571, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU

1.     Approve the Management report, the consolidated           Mgmt          For                            For
       financial statements and the financial statements
       of Publigroupe LTD. For 2007

2.     Grant discharge to the Board of Directors                 Mgmt          For                            For

3.     Approve the appropriation of the balance profit           Mgmt          For                            For

4.A    Re-elect Mr. Christian Budry, Chesalles S/Orn             Mgmt          For                            For
       [VD] as a Board of Director

4.B    Re-elect Mr. Gerhart Isler, Bergdietikon [AG]             Mgmt          For                            For
       as a Board of Director

4.C    Re-elect Mr. Felix Weber, Zug [ZG] as a Board             Mgmt          For                            For
       of Director

5.     Elect Mr. Jornod as a new Member of the Board             Mgmt          For                            For
       of Directors

6.     Elect the Statutory Auditors and the Group Auditor        Mgmt          For                            For
       for the FY 2008

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE PROPOSED       Non-Voting
       BY LAXEY FONDS. THANK YOU.

7.1    Approve the liquidations of the registration              Mgmt          For                            For
       restrictions of shareholders with voting right

7.2    Approve the liquidations of the registration              Mgmt          For                            For
       restrictions Article 9 Part 4 and 5 of the
       By-Laws




--------------------------------------------------------------------------------------------------------------------------
 PUMA AG RUDOLF DASSLER SPORT                                                                Agenda Number:  701483872
--------------------------------------------------------------------------------------------------------------------------
    Security:  D62318148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  DE0006969603
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 01 APR 08 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 50,000,000 as follows: payment
       of a dividend of EUR 2.75 per no-par share
       EUR 6,266,849 shall be carried forward ex-dividend
       and payable date: 23 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG Frankfurt

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the Stock Exchange, nor
       more than 20% if they are acquired by way of
       are purchase offer, on or before 21 SEP 2009
       the Board of Managing Directors shall be authorized
       to sell the shares on the Stock Exchange or
       to offer them to all shareholders, to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not more than
       5% below their market price, to use the shares
       in connection with mergers and acquisitions
       or within the scope of the Company's performance
       share program, and to retire the shares

7.     Resolution on the authorization to grant stock            Mgmt          For                            For
       options within the scope of the Company's performance
       share program, the creation of contingent capital,
       and the corresponding amendment to the Articles
       of Association the Company shall be authorized
       to issue up to 1,200,000 stock options for
       shares of the Company to Executives of the
       Company and its affiliates, for a period of
       five years the Company's share capital shall
       be increased accordingly by up to EUR 1,536,000
       through the issue of up to 600,000 new bearer
       no-par shares, insofar as stock options are
       exercised (contingent capital 2008)

8.     Amendment to Section 16(1) of the Article of              Mgmt          For                            For
       Association in respect of the Chairman of the
       shareholders' meeting being elected by the
       Supervisory Board, and his deputy by the shareholders'
       meeting if the Chairman should not be present
       at the meeting

9.     Resolution on the non-disclosure of the individual        Mgmt          Against                        Against
       remuneration for the Members of the Board of
       Managing Directors for the 2008 to 2012 FY




--------------------------------------------------------------------------------------------------------------------------
 QIAGEN NV                                                                                   Agenda Number:  701605050
--------------------------------------------------------------------------------------------------------------------------
    Security:  N72482107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  NL0000240000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Open of the meeting                                       Non-Voting

2.     Receive report of Management Board                        Non-Voting

3.     Receive report of Supervisory Board                       Non-Voting

4.     Approve the financial statements and the statutory        Mgmt          For                            For
       reports

5.     Receive the explanation on Company's reserves             Mgmt          Abstain                        Against
       and dividend policy

6.     Approve to discharg of Management Board                   Mgmt          For                            For

7.     Approve to discharge of Supervisory Board                 Mgmt          For                            For

8.     Elect the Supervisory Board Members                       Mgmt          For                            For

9.     Elect the Management Board Members                        Mgmt          For                            For

10.    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

11.    Ratify Ernst Young as the Auditors                        Mgmt          For                            For

12.    Grant authority to repurchase of up to 20% of             Mgmt          For                            For
       issued share capital

13.    Amend the Articles regarding expected changes             Mgmt          Against                        Against
       in Dutch Company Law

14.    Allow questions                                           Non-Voting

15.    Close meeting                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 RAMIRENT OYJ, HELSINKI                                                                      Agenda Number:  701464036
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7193Q132                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  FI0009007066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       a dividend of EUR 0.50 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Elect the number of Board Members                         Mgmt          For                            For

1.6    Elect the number of Auditor(s)                            Mgmt          For                            For

1.7    Elect the Board Members                                   Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to decide on acquiring Company's      Mgmt          For                            For
       own shares

3.     Authorize the Board to decide on share issue              Mgmt          For                            For

4.     Approve to reduce the Share Premium Fund                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RAMSAY HEALTH CARE LTD RHC                                                                  Agenda Number:  701390356
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q7982Y104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Nov-2007
        ISIN:  AU000000RHC8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities and the reports
       of the Directors and the Auditors for the FYE
       30 JUN 2007

2.     Adopt the remuneration report, which forms part           Mgmt          Against                        Against
       of the Directors' report for the YE 30 JUN
       2007

3.1    Re-elect Mr. Anthony James Clark as a Non-executive       Mgmt          Against                        Against
       Director of the Company, who retries in accordance
       with Clause 44 of the Constitution

3.2    Re-elect Mr. Peter John Evans as a Non-executive          Mgmt          Against                        Against
       Director of the Company, who retries in accordance
       with Clause 44 of the Constitution

3.3    Re-elect Mr. Bruce Roger Soden as an Executive            Mgmt          Against                        Against
       Directors of the Company, who retires in accordance
       with Clause 44 of the Constitution

4.     Approve to increase the maximum aggregate amount          Mgmt          Against                        Against
       available for the remuneration of the Non-executive
       Directors for their services as Directors from
       AUD 900,000 to AUD 1,400,000 per annum excluding
       the superannuation guarantee contributions
       payable by the Company to the Non-executive
       Directors [consistent with Clause 49.1 of the
       Constitution and Rule 10.17 of the Listing
       Rules of Australian Securities Exchange Limited]

S.5    Amend the Constitution as specified                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RATIONAL AG, LANDSBERG AM LECH                                                              Agenda Number:  701510124
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6349P107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  DE0007010803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 16 APR 08, WHERE AS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the supervisory Board, the Group financial
       statements and Group annual report pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 67,359,092.99 as follows: payment
       of a dividend of EUR 4.50 per no-par share
       EUR 16,194,092.99 shall be carried forward
       ex-dividend and payable date: 08 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Roelfs WP Partner AG, Munich

6.     Approval of the profit transfer agreement between         Mgmt          For                            For
       the Company and its wholly owned subsidiary
       Rational Komponenten GMBH, effective until
       at least 31 DEC 2012




--------------------------------------------------------------------------------------------------------------------------
 RATOS AB                                                                                    Agenda Number:  701480016
--------------------------------------------------------------------------------------------------------------------------
    Security:  W72177111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  SE0000111940
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and elect the Chairman             Mgmt          For                            For
       of the meeting

2.     Approve and draw the voting list                          Mgmt          For                            For

3.     Elect 2 persons to attest to the accuracy of              Mgmt          For                            For
       the minutes together with the Chairman

4.     Approve whether proper notice of the meeting              Mgmt          For                            For
       has been made

5.     Approve the agenda for the meeting                        Mgmt          For                            For

6.     The Chief Executive Officer's address                     Mgmt          For                            For

7.     Receive the annual accounts and the audit report          Mgmt          Abstain                        Against
       as well as a statement by the Auditors concerning
       guidelines for remuneration to the Senior Executives

8.     Receive any questions regarding activities in             Mgmt          For                            For
       the 2007 FY

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board of Directors and the Chief Executive
       Officer

11.    Approve an ordinary dividend for 2007 of SEK              Mgmt          For                            For
       9.00 per share and a record date of 14 APR
       2008; and dividend are thus expected to be
       paid through VPC on 17 APR 2008

12.    Approve the number of Board Members and Deputy            Mgmt          For                            For
       Board Members

13.    Approve the remuneration to be paid to the Board          Mgmt          For                            For
       of Directors and the Auditors

14.    Elect the Board of Directors as well as the               Mgmt          For                            For
       Auditors and the Deputy Auditors

15.    Approve the decision regarding the Nomination             Mgmt          For                            For
       Committee

16.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Senior Executives

17.    Approve the issue of call options and transfer            Mgmt          For                            For
       of treasury shares

18.    Approve the issue of synthetic options to Company         Mgmt          For                            For
       Management and other key people at Ratos

19.    Authorize the Board to decide on purchase of              Mgmt          For                            For
       treasury shares

20.    Any other business                                        Non-Voting

21.    Receive the 2007 Director's report and audit              Mgmt          For                            For
       report for the Torsten Soderberg Foundation
       and the Ragnar Soderberg Foundation

22.    Conclusion of the meeting                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RECORDATI INDUSTRIA CHIMICA E FARMACEUTICA SPA, MILANO                                      Agenda Number:  701484090
--------------------------------------------------------------------------------------------------------------------------
    Security:  T78458139                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Apr-2008
        ISIN:  IT0003828271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Receive the Board of Directors report, Board              Mgmt          For                            For
       of Auditors report, and financial statement
       at 31 DEC 2007, adjournment thereof

O.2    Appoint the Board of Directors and approve to             Mgmt          For                            For
       determine its component, duration and emoluments

O.3    Appoint and emoluments of the Board of Auditors           Mgmt          For                            For
       and its Chairman

O.4    Grant authority to buy back the own shares                Mgmt          For                            For

E.1    Amend the Articles 12, 16 and 27 of Corporate             Mgmt          For                            For
       By Laws




--------------------------------------------------------------------------------------------------------------------------
 RECTICEL SA, BRUXELLES                                                                      Agenda Number:  701361191
--------------------------------------------------------------------------------------------------------------------------
    Security:  B70161102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Oct-2007
        ISIN:  BE0003656676
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET.  ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve, certain elements, such as pricing and            Mgmt          For                            For
       conversion of convertible bonds in the event
       of a change of control

2.     Elect Mr. Vincent Doumier as a Director                   Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING TYPE FROM EGM TO SGM. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RECTICEL SA, BRUXELLES                                                                      Agenda Number:  701551764
--------------------------------------------------------------------------------------------------------------------------
    Security:  B70161102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BE0003656676
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Directors' report                             Non-Voting

2.     Receive the Auditors' report                              Non-Voting

3.     Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.1875 per share

4.     Grant discharge the Directors                             Mgmt          For                            For

5.     Grant discharge the Auditors                              Mgmt          For                            For

6.     Re-elect Mr. Vean SA represented by Luc Vansteenkiste     Mgmt          For                            For
       as a Director

7.     Elect Mr. Sogelam SA represented by Luc Willame           Mgmt          For                            For
       as a Director and approve Sogelam SA as a Independent
       Director

8.     Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

9.     Approve the special clauses regarding facility            Mgmt          Against                        Against
       agreement in the event of a change of control




--------------------------------------------------------------------------------------------------------------------------
 RECTICEL SA, BRUXELLES                                                                      Agenda Number:  701563048
--------------------------------------------------------------------------------------------------------------------------
    Security:  B70161102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BE0003656676
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       To receive the special Directors' report drawn            Non-Voting
       up under Article 604.2 of the Companies Code
       giving reasons for renewing the authorized
       capital

1.     Approve that the unused balance of the authorized         Mgmt          Against                        Against
       capital at the date of the meeting be cancelled
       and a new authorized capital equivalent to
       the current amount of the subscribed capital
       stock be created with a validity of 3 years

2.     Authorize the Board of Directors to use the               Mgmt          Against                        Against
       authorized capital within the statutory limits
       in the event of takeover bid be extended for
       a further period of 3 years

3.     Amend Article 6 of the Articles of the Company,           Mgmt          Against                        Against
       to include the new amount of authorized capital,
       as specified

4.     Approve the date of the AGM specified in the              Mgmt          For                            For
       second subparagraph of Article 29 of the Articles
       of Association be altered as specified

5.     Amend Article 16 of the Articles of Association           Mgmt          For                            For
       provisions concerning notice of the number
       and percentage of voting rights, as specified




--------------------------------------------------------------------------------------------------------------------------
 REDROW PLC                                                                                  Agenda Number:  701378665
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7455X105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  GB0007282386
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the financial statements for the YE 30 JUN
       2007, together with the Auditors' report

2.     Declare a final dividend for the YE 30 JUN 2007           Mgmt          For                            For

3.     Re-appoint Mr. John Tutte as a Director                   Mgmt          Against                        Against

4.     Re-appoint Mr. Alan Bowkett as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. Bob Bennett as a Director                  Mgmt          For                            For

6.     Re-appoint Mr. Denise Jagger as a Director                Mgmt          For                            For

7.     Re-appoint Mr. Malcolm King as a Director                 Mgmt          For                            For

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       External Auditors of the Company to hold office
       until the end of the next general meeting at
       which financial statements are laid before
       the Company and authorize the Directors to
       fix their remuneration

9.     Approve the remuneration report for the YE 30             Mgmt          For                            For
       JUN 2007

10.    Authorize the Directors, in substitution of               Mgmt          For                            For
       any existing authority conferred upon them
       for the purpose of Section 80 of the Companies
       Act 1985, to allot and to make offers or agreements
       to allot relevant securities [Section 80 of
       the said Act] up to an aggregate nominal amount
       of GBP 5,327,568; [Authority expires at the
       date of the next AGM of the Company]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and in place of any existing
       authority and pursuant to Section 95 of the
       Companies Act 1985, to make allotment of equity
       securities [Section 94 of the said Act] pursuant
       to the authority conferred by Resolution 10
       and to sell shares which are held in treasury
       wholly for cash, disapplying the statutory
       pre-emption rights [Section 89(1)], provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue, being an offer of equity securities
       by way of rights to ordinary shareholders of
       the Company; and ii) up to an aggregate nominal
       amount of GBP 799,135; [Authority expires the
       earlier on the date of the next AGM of the
       Company or 06 FEB 2009]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company, pursuant to Article 11             Mgmt          For                            For
       of the Company's Articles of Association and
       in accordance with Section 166 of the Companies
       Act 1985, to make market purchases [Section
       163(3) of the said Act] of up to 15,982,704
       ordinary shares of 10p each in the capital
       of the Company [ordinary shares] and that where
       such shares held in treasury, the Company may
       use them for the purposes of its employees'
       share schemes, at a minimum price of 10p and
       up to an amount equal to 105% of the average
       middle market quotations for ordinary shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days [exclusive of expenses payable by the
       Company] and that stipulated by Article 5(i)
       of the Buy-Back and Stabilization Regulation
       [EC 2273/2003]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 06 FEB 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.13   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006
       and the new Articles of Association, to send,
       convey; or supply all types of notice, documents,
       or information to the Members by means of electronic
       equipment for the processing; [including digital
       compression]; storage and transmission of date,
       employing wires, radio optical technologies,
       or any other electromagnetic means, including
       by making such notices documents or information
       available on a website; and adopt new Articles
       of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 REGAL HOTELS INTERNATIONAL HOLDINGS LTD                                                     Agenda Number:  701558275
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7475M121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  BMG7475M1212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          Abstain                        Against
       of HKD 1.0 cent per ordinary share

3.a    Re-elect Mr. Lo Yuk Sui as a Director                     Mgmt          For                            For

3.b    Re-elect Mr. Kenneth Ng Kwai Kai as a Director            Mgmt          For                            For

3.c    Re-elect Mr. Ng Siu Chan as a Director                    Mgmt          For                            For

3.d    Re-elect Mr. Wong Chi Keung as a Director                 Mgmt          For                            For

4.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       their remuneration

5.a    Authorize the Directors of the Company to purchase        Mgmt          For                            For
       ordinary shares of HKD 0.01 each [ordinary
       shares] and 5  %, Convertible Cumulative Redeemable
       Preference Shares of USD10.00 each [Convertible
       Preference Shares] in the capital of the Company,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited; the aggregate nominal
       amount of ordinary shares which may be purchased
       by the Company pursuant to paragraph (a) above
       shall not exceed 10% of the aggregate nominal
       amount of the ordinary shares in issue at the
       date of this resolution, and the said approval
       shall be limited accordingly; the aggregate
       nominal amount of Convertible Preference shares
       which may be purchased by the Company pursuant
       to paragraph (a) above shall not exceed 10%
       of the aggregate nominal amount of the Convertible
       Preference shares in issue at the date of this
       resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or the Companies Act
       1981 of Bermuda or any other applicable law
       of Bermuda to be held

5.b    Authorize the Directors during the relevant               Mgmt          For                            For
       period to issue, allot and dispose of additional
       ordinary shares of the Company [including making
       and granting offers, agreements and options
       which would or might require ordinary shares
       to be issued, allotted or disposed of, whether
       during or after the end of the relevant period];
       provided that, otherwise than pursuant to a
       rights issue where ordinary shares are offered
       to shareholders on a fixed record date in proportion
       to their then holdings of ordinary shares [subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to fractional entitlements or having
       regard to any restrictions or obligations under
       the laws of, or the requirements of any recognized
       regulatory body or any stock exchange in, any
       territory outside Hong Kong], the additional
       ordinary shares issued, allotted or disposed
       of [including ordinary shares agreed conditionally
       or unconditionally to be issued, allotted or
       disposed of, whether pursuant to an option
       or otherwise] shall not in aggregate exceed
       20% of the aggregate nominal amount of the
       ordinary shares in issue at the date of this
       resolution, and the said approval shall be
       limited accordingly

5.c    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors under resolution 5(B) by the
       addition of an amount representing the aggregate
       nominal amount of ordinary shares purchased
       by the Company pursuant to the general mandate
       approved in resolution 5(A)




--------------------------------------------------------------------------------------------------------------------------
 REGUS GROUP PLC, CHERTSEY                                                                   Agenda Number:  701415588
--------------------------------------------------------------------------------------------------------------------------
    Security:  G74844104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  07-Dec-2007
        ISIN:  GB0033671222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the waiver granted by the Panel on               Mgmt          For                            For
       Takeovers and Mergers [the 'Panel'] of the
       obligation which may otherwise arise, pursuant
       to Rule 9 of the City Code on Takeovers and
       Mergers ['Rule 9'], for Mr. Mark Dixon [or
       any entity through which Mr. Dixon holds shares
       in the Company], to make a general offer to
       the shareholders of the Company for all the
       shares in the Company held by them as a result
       of any market purchases of its shares by the
       Company pursuant to the authority granted by
       the shareholders at the AGM of the Company
       held on 24 MAY 2007 [pursuant to which Mr.
       Dixon's percentage interest in the Company's
       shares could potentially increase from approximately
       37.16 % as at the date of this document to
       a maximum of approximately 41.03 %]

2.     Approve, the waiver granted by the Panel, of              Mgmt          For                            For
       the obligation which may otherwise arise, pursuant
       to Rule 9, for Mr. Mark Dixon [or any entity
       through which Mr. Dixon holds shares in the
       Company] to make a general offer to the shareholders
       of the Company for all the shares in the Company
       held by them as a result of the exercise by
       Mr. Dixon of any of his existing share option
       awards under the Regus Group Share Option Plan,
       the Regus Co-Investment Plan and the Regus
       Group Long Term Incentive Plan [pursuant to
       which Mr. Dixon's interest in the shares of
       the Company could potentially increase from
       363,613,783 such shares (representing approximately
       37.16% of such shares in issue as at the date
       of this document) to a maximum of 367,523,634
       such shares (representing approximately 41.28%
       of such shares in issue as at the date of this
       document)]




--------------------------------------------------------------------------------------------------------------------------
 REGUS GROUP PLC, CHERTSEY                                                                   Agenda Number:  701553453
--------------------------------------------------------------------------------------------------------------------------
    Security:  G74844104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GB0033671222
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the report of the Directors and the Auditors,       Mgmt          For                            For
       and the financial statements for the YE 31
       DEC 2007 together with the report of the Auditors
       of the Company

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. Mark Dixon as a Director                     Mgmt          For                            For

4.     Re-elect Mr. Stephen East as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Roger Orf as a Director                      Mgmt          For                            For

6.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For

7.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors of the Company

8.     Declare a final dividend of 1.0p per ordinary             Mgmt          Abstain                        Against
       share

9.     Authorize the Directors, to allot ordinary share          Mgmt          For                            For

10.    Approve the Regus Group Plc Value Creation Plan           Mgmt          Against                        Against
       and authorize the Director to do all things
       which they consider necessary or expedient
       to carry such plan into effect

11.    Approve the Waiver granted by the Panel on takeovers      Mgmt          For                            For
       and mergers [the Panel] of the obligation that
       would otherwise arise, pursuant to Rule 9 of
       the City Code on takeovers and mergers [Rule
       9] for Mark Dixon [or any entity through which
       Mr. Dixon hold shares in the Company] to make
       a general offer for all the issued shares in
       the capital of the Company as a result of any
       market purchases of shares by the Company pursuant
       to the authority granted by the Resolution
       15

12.    Approve the Waiver granted by the Panel of the            Mgmt          For                            For
       obligation that would otherwise arise, pursuant
       to Rule 9 for Mark Dixon [or any entity through
       which Mr. Dixon hold shares in the Company]
       to make a general offer for all the issued
       shares in the capital of the Company as a result
       of the exercise of any new Option Award

13.    Approve the Waiver granted by the Panel of the            Mgmt          For                            For
       obligation that would otherwise arise, pursuant
       to Rule 9 for Mark Dixon [or any entity through
       which Mr. Dixon hold shares in the Company]
       to make a general offer for all the issued
       shares in the capital of the Company as a result
       of the exercise of any of the Shares Option
       Award granted to him in MAR 2008

S.14   Grant authority the disapplying the pre-emption           Mgmt          For                            For
       rights

S.15   Grant authority the purchase of own shares                Mgmt          For                            For

S.16   Adopt new Articles of Association                         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RENEWABLE ENERGY CORPORATION AS                                                             Agenda Number:  701570714
--------------------------------------------------------------------------------------------------------------------------
    Security:  R7199U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  NO0010112675
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board           Mgmt          For                            For
       and registration of attending Shareholders

2.     Elect the Chairman of the meeting and not less            Mgmt          For                            For
       than one person to co-sign the minutes with
       the Chairman

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the Directors' remuneration and the               Mgmt          For                            For
       remuneration for the Members of the Nomination
       Committee

5.     Approve the Auditor's remuneration                        Mgmt          For                            For

6.     Approve the annual financial statements and               Mgmt          For                            For
       the report from the Board of Directors for
       2007

7.     Approve the Board's statement regarding the               Mgmt          For                            For
       Management compensation

8.     Grant authority to issue shares                           Mgmt          For                            For

9.     Grant authority to acquire treasury shares                Mgmt          Against                        Against

10.    Approve to change the Articles of Association             Mgmt          For                            For

11.    Elect the Members to the Nomination Committee             Mgmt          For                            For

12.    Elect the Members to the Company's Board of               Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 RENGO CO.,LTD.                                                                              Agenda Number:  701622195
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64382104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3981400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RENOWN INCORPORATED                                                                         Agenda Number:  701580385
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64426109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3980800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Reduce Term of Office of          Directors
       to One Year

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Abstain                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 RESORTTRUST,INC.                                                                            Agenda Number:  701631360
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6448M108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3974450003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 RHI AG, WIEN                                                                                Agenda Number:  701575877
--------------------------------------------------------------------------------------------------------------------------
    Security:  A65231101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  AT0000676903
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report                                 Mgmt          For                            For

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for the FY 2007

4.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Supervisory Board for the FY 2007

5.     Elect the Auditors for the FY 2007                        Mgmt          For                            For

6.     Authorize the Board of the Directors to increase          Mgmt          For                            For
       the nominal capital up to EUR 26.254.875,44
       by issuing shares up to 3.750.353 pieces till
       29 MAY 2013 accordingly amend the Paragraph
       4 of the Company Charter

7.     Approve to purchase own shares up to 10.000               Mgmt          For                            For
       pieces within the next 16 months

8.     Approve the cancellation of the Chapter 7 job             Mgmt          For                            For
       offer in Paragraph 26 of the Company Charter

9.     Elect the Supervisory Board                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RHODIA                                                                                      Agenda Number:  701504955
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7813K523                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  FR0010479956
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.  The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the Company's
       financial statements for the YE in 2007, as
       presented; earnings for the FY EUR: 45,446921.30

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; earnings for
       the FY EUR:129,000,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolve that the income for the
       FY be appropriated as follows: earnings of
       the FY: EUR 45,446,921.30; legal reserve: EUR
       2,272,346.07; dividends: 18,082,617.48; declare
       a dividend if EUR 0.25 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 23 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account; as required by Law, it is reminded
       that, for the last three FYs, the dividends
       paid, were as follows: EUR 0.00 for FY 2004
       EUR 0.00 for FY 2005 EUR 0.00 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, and approve the
       said report and the agreements refereed to
       therein

O.6    Appoint Mr. Laurence Danon as a Director for              Mgmt          For                            For
       a 4 year period

O.7    Approve to renew the appointment of Mr. Yves              Mgmt          For                            For
       Rene Nanot as a Director for a 4 year period

O.8    Approve to renew the appointment of Mr. Jerome            Mgmt          Against                        Against
       Contamine as a Director for a 4 year period

O.9    Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       De Fabiani as a Director for a 4 year period

O.10   Appoint Mr. Salustro Reydel as the Statutory              Mgmt          For                            For
       Auditor for a 6 year period

O.11   Appoint Mr. Jean Paul Vellut Ini as the Deputy            Mgmt          For                            For
       Auditor for a 6 year period

O.12   Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 45.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 451,655,235.00; [Authority expires at the
       end of 18 months period]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 03
       MAY 2007, in its Resolution 7; and to the bearer
       of an original, a copy or extract of the minutes
       of this meeting to carry out all filings, publications
       and other formalities prescribed by Law

E.13   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; this [Authority expires at the end
       of 24 month period]; and authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.14   Amend the Article Number 11 of the By-Laws                Mgmt          For                            For

E.15   Amend the Article Number 11 of the By-laws                Mgmt          Against                        Against

E.16   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RHOEN KLINIKUM AG, BAD NEUSTADT                                                             Agenda Number:  701578708
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6530N119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  DE0007042301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 29,030,400 as follows: payment
       of a dividend of EUR 0.28 per share Ex-dividend
       and payable date: 18 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 % of its share capital, at prices
       not deviating more than 15 % from the market
       price, during the next 18 months, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the stock exchange or a rights offering if
       they are sold at a price not materially below
       their market price, to use the shares for acquisition
       purposes, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 RIDLEY CORPORATION LTD                                                                      Agenda Number:  701381650
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81391106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000RIC6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting
       30 JUN 2007 together with the consolidated
       accounts of Ridley Corporation Limited and
       its controlled entities and the reports of
       the Directors and the Auditor

2.     Adopt the remuneration report, as specified               Mgmt          For                            For

3.     Re-elect Dr. John Keniry as a Director of Ridley          Mgmt          For                            For
       Corporation Limited, who retires by rotation
       in accordance with Ridley Corporation Limited's
       constitution

4.     Re-elect Associate Professor Andrew Vizard as             Mgmt          For                            For
       a Director of Ridley Corporation Limited, who
       retires by rotation in accordance with Ridley
       Corporation Limited's constitution




--------------------------------------------------------------------------------------------------------------------------
 RIETER HOLDING AG, WINTERTHUR                                                               Agenda Number:  701546484
--------------------------------------------------------------------------------------------------------------------------
    Security:  H68745209                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CH0003671440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 444949, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       and the accounts of the group 2007, report
       of the Auditors and the Group Auditors as well
       as the remuneration report

2.     Approve the appropriation of the balance profit           Mgmt          For                            For

3.     Grant discharge to the Board of Directors                 Mgmt          For                            For

4.1    Approve to reduce the share capital                       Mgmt          For                            For

4.2    Approve the modification of By-laws                       Mgmt          For                            For

4.3    Grant authority to the Board of Directors as              Mgmt          For                            For
       specified

5.1    Elect Dr. Rainer Hahn to the Board of Directors           Mgmt          For                            For

5.2    Elect Mr. Roland W. Hess to the Board of Directors        Mgmt          For                            For

5.3    Elect Mr. Erwin Stoller to the Board of Directors         Mgmt          For                            For

6.     Elect PricewaterhouseCoopers as the Auditors              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RIKEN CORPORATION                                                                           Agenda Number:  701626232
--------------------------------------------------------------------------------------------------------------------------
    Security:  J64855109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3970600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 RINNAI CORPORATION                                                                          Agenda Number:  701627082
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65199101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3977400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Reduce Term of Office
       of Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RISANAMENTO SPA, NAPOLI                                                                     Agenda Number:  701544276
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7923G102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0001402269
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement as at 31 DEC              Mgmt          For                            For
       2007, reports of the Directors about management,
       report of the Board of Auditors, and of the
       Auditing Company; consequent and inherent deliberations

2.     Approve the Auditing task for the auditing Company        Mgmt          For                            For
       Pricewaterhousecoopers SPA for financial statements
       and consolidated balance sheet, limited auditing
       for the 6 months consolidated report and for
       the accounting auditing for the 9 year period
       2008-2016

3.     Approve the integration of the Board of Directors         Mgmt          For                            For
       by redefinition of the Directors numbers




--------------------------------------------------------------------------------------------------------------------------
 RIZZOLI CORRIERE DELLA SERA MEDIAGROUP SPA, MILANO                                          Agenda Number:  701514817
--------------------------------------------------------------------------------------------------------------------------
    Security:  T79823109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0003039010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 10:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the balance sheet as at 31 DEC 2007               Mgmt          For                            For
       Board of Directors report on the Management,
       Board of Auditors report, allocation of profits;
       related and consequent resolutions

2.     Approve the buy back proposal, contextual revocation      Mgmt          For                            For
       of meeting deliberation of 27 APR 2007 related
       to buy back permission




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701415576
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76058109                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  10-Dec-2007
        ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the additional works and extra costs              Mgmt          For                            For
       in relation to the works rendered by [the Contractor]
       due to amendments to the scale, design and
       structure of the contracted project and an
       escalation of the const of major construction
       materials in accordance with the terms of the
       agreement entered into between Changzhou Great
       Gallop Properties Developments Limited [the
       Developer], a wholly-owned subsidiary of the
       Company, and the Contractor dated 14 JUN 2006
       [the Construction Agreement], which in aggregate
       estimated to be approximately RMB 136,000,000
       [approximately HKD 140,488,000] to be incurred
       by the Developer [the Variation Works]; and
       authorize the Board of Directors of the Company
       to exercise all the powers of the Company and
       take all steps as might in their opinion be
       desirable or necessary in connection with the
       Variation Works under the Constriction Agreement




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701561171
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76058109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.     Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2007

3.A    Re-elect Mr. Chan Kam Hung as a Director                  Mgmt          For                            For

3.B    Re-elect Mr. Fong Shiu Leung, Keter as a Director         Mgmt          For                            For

3.C    Re-elect Mr. Zhang Yijun as a Director                    Mgmt          Against                        Against

3.D    Re-elect Dr. Chow Ming Kuen, Joseph as a Director         Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          Against                        Against
       as the Auditors of the Company and authorize
       the Board of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options, including bonds, warrants
       and debentures convertible into shares of the
       Company during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       at the time of passing of this resolution and
       the said approval shall be limited accordingly;
       otherwise than pursuant to: i) a rights issue;
       or ii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the Directors and/or Employees of
       the Company and/or any of its subsidiaries
       of options or rights to subscribe for shares
       in the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in the Company in lieu of the whole
       or part of a dividend pursuant to the Bye-laws
       of the Company from time to time; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable laws to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares subject to and in accordance
       with all applicable laws and the requirements
       of the Rule Governing the Listings of Securities
       on the Stock Exchange of Hong Kong Limited,
       during the relevant period, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the time of
       passing of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable laws to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors to allot, issue and
       deal with the additional ordinary shares pursuant
       to Resolution 5.A, extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares of the Company
       repurchased by the Company under the authority
       granted pursuant to Ordinary Resolution 5.B,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 ROCKWOOL INTERNATIONAL A/S, HEDEHUSENE                                                      Agenda Number:  701516948
--------------------------------------------------------------------------------------------------------------------------
    Security:  K8254S144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  DK0010219153
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board of Directors' report of the             Mgmt          For                            For
       Company's activity during the past FY

2.     Receive the annual accounts together with the             Mgmt          For                            For
       Auditors' report

3.     Approve the annual report for the past FY and             Mgmt          For                            For
       grant discharge to the Management and the Board
       of Directors

4.     Approve a dividend for the FY 2007 of DKK 14.40           Mgmt          For                            For
       per share with a nominal value of DKK 10, corresponding
       to a 50% increase in dividends compared to
       the FY 2006; dividends will be paid out on
       29 APR 2008 following approval by the general
       meeting

5.     Re-elect Messrs. Tom Kahler, Henrik E. Nyegaard,          Mgmt          For                            For
       Jan W. Hillige and Preben Damgaard and elect
       Mr. Steen Riisgaard, CEO of Novozymes A/S,
       and Mr. Thomas Kahler, Managing Director for
       RockDelta, a business within the Rockwool Group,
       as the Members of the Board of Directors

6.     Elect the Auditors                                        Mgmt          For                            For

7.a    Adopt the fee for the Board of Directors for              Mgmt          For                            For
       2008/2009

7.b    Adopt the guidelines for incentive-based remuneration     Mgmt          For                            For
       for the Company's registered Management

7.c    Authorize the Board of Directors, to acquire              Mgmt          For                            For
       own shares, until the next AGM of shareholders,
       including A shares as well as B shares, of
       a maximum nominal value of 10% of the Company's
       share capital, provided that the price of the
       shares at the time of purchase does not deviate
       by more than 10% from the most recent listed
       price, cf. Section 48 of the Companies Act




--------------------------------------------------------------------------------------------------------------------------
 ROLAND CORPORATION                                                                          Agenda Number:  701626371
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65457103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3983400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RONA INC                                                                                    Agenda Number:  701519247
--------------------------------------------------------------------------------------------------------------------------
    Security:  776249104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CA7762491040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Louise Caya as a Director                       Mgmt          For                            For

1.2    Elect Mr. Doris Joan Daughney as a Director               Mgmt          For                            For

1.3    Elect Mr. Pierre Ducros as a Director                     Mgmt          For                            For

1.4    Elect Mr. Robert Dutton as a Director                     Mgmt          For                            For

1.5    Elect Mr. Jean Gaulin as a Director                       Mgmt          For                            For

1.6    Elect Mr. Jean-Guy Hebert as a Director                   Mgmt          For                            For

1.7    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          For                            For

1.8    Elect Mr. Alain Michel as a Director                      Mgmt          For                            For

1.9    Elect Mr. James Pantelidis as a Director                  Mgmt          For                            For

1.10   Elect Mr. Robert Sartor as a Director                     Mgmt          For                            For

1.11   Elect Mr. Louis A. Tanguay as a Director                  Mgmt          For                            For

1.12   Elect Mr. Jocelyn Tremblay as a Director                  Mgmt          For                            For

1.13   Elect Mr. Jean-Roch Vachon as a Director                  Mgmt          For                            For

2.     Appoint Raymond Chabot Grant Thornton, Chartered          Mgmt          For                            For
       Accountants as the Auditors of the Company
       for the ensuing year and authorize the Directors
       to fix their remuneration

3.     Approve to renew the Shareholder Rights Plan              Mgmt          For                            For
       until 10 MAR 2011, as specified




--------------------------------------------------------------------------------------------------------------------------
 ROTORK PLC, BATH                                                                            Agenda Number:  701519716
--------------------------------------------------------------------------------------------------------------------------
    Security:  G76717126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-May-2008
        ISIN:  GB0007506958
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts and the Auditor's report thereon for

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. I.G. King as a Director                      Mgmt          For                            For

4.     Re-elect Mr. R.E. Slater as a Director                    Mgmt          For                            For

5.     Re-elect Mr. G.M. Ogden as a Director                     Mgmt          For                            For

6.     Re-elect Mr. J.E. Nicholas as a Director                  Mgmt          For                            For

7.     Re-appoint KPMG Audit PLC as Auditors the Company         Mgmt          For                            For

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9.     Approve the Directors' remuneration report                Mgmt          For                            For

10.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.11   Authorize the Directors to allot shares for               Mgmt          For                            For
       cash without first offering them to existing
       shareholders

S.12   Authorize the Company to purchase ordinary shares         Mgmt          For                            For

S.13   Authorize the Company to purchase preference              Mgmt          For                            For
       shares

S.14   Adopt the New Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROYAL HOLDINGS CO., LTD.                                                                    Agenda Number:  701488024
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65500100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  JP3983600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5      Approve Issuance of Share Acquisition Rights              Mgmt          Against                        Against
       as Anti-Takeover Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 RUBIS SA, PARIS                                                                             Agenda Number:  701578001
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7937E106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  FR0000121253
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Supervisory Board,             Mgmt          For                            For
       the Chairman of the Supervisory Board and the
       Auditors, approve the Company's financial statements
       for the YE in 31 DEC 2007 as presented

2.     Receive the report of the Supervisory Board,              Mgmt          For                            For
       the Chairman of the Supervisory Board and the
       Auditors, approve the consolidated financial
       statements for he said FY, in the form presented
       to the meeting

3.     Approve the recommendation of the Management              Mgmt          For                            For
       Board and the income for the FY be appropriated
       as follows: income for the FY: EUR 37,097,079.34,
       decreased by a sum to be allocated to the active
       partners, I.E. EUR 2,238,110.09, increased
       by the retained earnings: EUR 1,988,621.41,
       I.E. a total amount of EUR 36,847,590.66 allocated
       as follows: dividends: EUR 24,433,766.70, retained
       earnings: EUR 12,413,823.96; receive a net
       dividend of EUR 2.45 per share and will entitle
       to the 40% deduction provided by the French
       Tax Code, as required by law, it is reminded
       that, for the last three FYs, the dividends
       paid were as follows: EUR 1.50 for FY 2004,
       entitled to the 50% deduction provided by the
       French Tax Code, EUR 1.90 for FY 2005, entitled
       to the 50 % deduction provided by the French
       Tax Code, EUR 2.14 for FY 2006, entitled to
       the 50% deduction provided by the French Tax
       Code

4.     Approve the dividend payment will be carried              Mgmt          For                            For
       out in cash or in shares as per the flowing
       conditions: reinvestment period will be effective
       from 13 JUN 2008 to 30 JUN 2008 and the shares
       shall rank pari passu with the old shares [if
       the shareholder's option is not exercised during
       this period, the dividends will be paid only
       in cash], the new shares will be created with
       dividend rights as of 01 JAN 2008, at the close
       of the subscription period the shareholders
       will receive the dividend payment in cash,
       on 07 JUL 2008; authorize the Management Board
       to take all necessary measures and accomplish
       all necessary formalities

5.     Authorize the Management Board to buy back the            Mgmt          For                            For
       Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price [share par value: EUR 5.00]
       : EUR 100.00, minimum sale price [share par
       value: EUR 5.00]: EUR 45.00, maximum number
       of shares to be acquires: 1% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 3,000,000.00 [expenses and fees not included];
       [Authority expires at 18 month period]; it
       supersedes the authorization granted by the
       shareholders' meeting of 14 JUN 2007 in its
       resolution number 15; to take all necessary
       measures and accomplish all necessary formalities

6.     Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225.38 and
       sequence of the French Commercial Code, approve
       said report and the agreements referred to
       therein

7.     Grant full power to the bearer of an original             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 RUSSEL METALS INC                                                                           Agenda Number:  701515720
--------------------------------------------------------------------------------------------------------------------------
    Security:  781903604                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-May-2008
        ISIN:  CA7819036046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.A.1  Elect Mr. Alain Benedetti as a Director                   Mgmt          For                            For

1.A.2  Elect Ms. Alice D. Laberge as a Director                  Mgmt          For                            For

1.A.3  Elect Mr. Lise Lachapelle as a Director                   Mgmt          For                            For

1.A.4  Elect Mr. John W. Robinson as a Director                  Mgmt          For                            For

1.A.5  Elect Mr. James F. Dinning as a Director                  Mgmt          For                            For

1.A.6  Elect Mr. Carl R. Fiora as a Director                     Mgmt          For                            For

1.A.7  Elect Mr. Anthony F. Griffiths as a Director              Mgmt          For                            For

1.A.8  Elect Mr. Edward M. Siegel, Jr. as a Director             Mgmt          For                            For

1.B    Approve the election of any other candidate               Mgmt          For                            For
       nominated to fill any vacancy which may occur
       in the foregoing slate of Directors

2.     Appoint the Auditors of the Company and authorize         Mgmt          For                            For
       the Directors to fix their remuneration

3.     Amend the Company's Share Option Plan to provide          Mgmt          For                            For
       for the extension of options expiring during
       a trading blackout and to update the general
       amendment provision of the plan, as specified

4.     Approve unallocated options, rights and other             Mgmt          For                            For
       entitlements under the Company's Share Option
       Plan




--------------------------------------------------------------------------------------------------------------------------
 RYOBI LIMITED                                                                               Agenda Number:  701626345
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65629164                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3975800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RYODEN TRADING COMPANY,LIMITED                                                              Agenda Number:  701635596
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65715120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3976200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors, and
       Special Payment for a Deceased Director




--------------------------------------------------------------------------------------------------------------------------
 RYOHIN KEIKAKU CO.,LTD.                                                                     Agenda Number:  701565004
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6571N105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  JP3976300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RYOSAN COMPANY,LIMITED                                                                      Agenda Number:  701618401
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65758112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3975400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 RYOYO ELECTRO CORPORATION                                                                   Agenda Number:  701520238
--------------------------------------------------------------------------------------------------------------------------
    Security:  J65801102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  JP3976600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System  for Directors
       and Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SAAB AB, LINKOPING                                                                          Agenda Number:  701486602
--------------------------------------------------------------------------------------------------------------------------
    Security:  W72838118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  SE0000112385
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Marcus Wallenberg as the Chairman               Mgmt          For                            For
       of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect the persons to verify the minutes                   Mgmt          For                            For

5.     Approve the motion as to whether the meeting              Mgmt          For                            For
       has been duly convened

6.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report, the consolidated annual report and
       the consolidated Auditors' report

7.     The address by the President                              Mgmt          For                            For

8.a    Approve the Parent Company's income statement             Mgmt          For                            For
       and balance sheet, and the consolidated income
       statement and the balance sheet

8.b    Approve a dividend of SEK 4.50 per share and              Mgmt          For                            For
       a record day of 18 APR 2008

8.c    Grant discharge from liability to the Members             Mgmt          For                            For
       of the Board and the President

9.     Approve the number of Regular Members for the             Mgmt          For                            For
       Board at 10 without any Deputy Members

10.    Approve that the Board fees of SEK 4,215,000              Mgmt          For                            For
       to be allocated as follows: SEK 1,100,000 to
       the Chairman, and SEK 425,000 to each of the
       other Board Members elected by the AGM and
       not employed by the Company, with compensation
       for committee work of SEK 565,000, to be allocated
       as the follows: SEK 150,000 to the Chairman
       of the Audit Committee, and SEK 100,000 to
       each of the other Committee Members, elected
       by the AGM, and the SEK 135,000 to the Chairman
       of the Remuneration Committee and SEK 80,000
       to each of the other Committee Members, elected
       by the AGM; and that the Auditors' fees be
       paid according to the approved invoice

11.    Re-elect Messrs. Erik Belfrage, Lennart Johansson,        Mgmt          For                            For
       Peter Nygards, Michael O'Callaghan, George
       Rose, Per-Arne Sandstrom, Ake Svensson, Lena
       Treschow Torell and Marcus Wallenberg as the
       regular Members of the Board and Mr. Marcus
       Wallenberg as the Chairman; and elect Mr. Sten
       Jakobsson as a regular Member

12.    Approve the guidelines of remuneration and other          Mgmt          For                            For
       terms of employment for the Executive Managers

13.A   Approve the Share Matching Plan 2008 as specified         Mgmt          For                            For

13.B   Approve the Performance Share Plan 2008 as specified      Mgmt          For                            For

14.A   Authorize the Board, for the period until the             Mgmt          For                            For
       next AGM, to make decisions both on the acquisition
       of the Company's own shares of share Class
       B on OMX The Nordic Exchange and on acquisitions
       in accordance with purchase offer and, on the
       transfer of shares on stock exchange or in
       other way than on stock exchange bestowing
       the right to decide on deviations from the
       shareholders' preferential rights and that
       payment be possible in other than monetary
       form; repurchase shall be permitted whereby
       the Company's own holding amounts to at most
       1/10th of all shares in the Company

14.B   Approve the transfer of the Company's shares,             Mgmt          For                            For
       in the maximum number of 840,000, to the employees
       in accordance with the long-term Share Matching
       Plan mentioned in Resolution 13.A; and that
       the Company shall have the right to, prior
       to the next AGM, on stock exchange, transfer
       no more than 188,000 shares of Series B, out
       of the holding of 840,000 shares, in order
       to cover certain payment, mainly social security
       payment

14.C   Approve the transfer of the Company's shares,             Mgmt          For                            For
       in the maximum number of 500,000, to the employees
       in accordance with the long-term Performance
       Share Plan 2008 mentioned in Resolution 13.B;
       and that the Company shall have the right to,
       prior to the next AGM, on stock exchange, transfer
       no more than 112,000 shares of Series B, out
       of the holding of 500,000 shares, in order
       to cover certain payment, mainly social security
       payment

14.D   Approve that the Company shall have the right             Mgmt          For                            For
       to, as a result of the Company's Share Matching
       Plan 2007, prior to the next AGM, on the stock
       exchange, transfer no more than 250,000 shares
       of Series B, out of the holding of 999,846
       shares, in order to cover certain payment,
       mainly social security payment

15.    Approve the Company appoints a nomination committee       Mgmt          For                            For
       consisting of one representative for each of
       the four shareholders with the largest number
       of votes, in addition to the Chairman, if any
       shareholder wishes to abstain from exercising
       his right to appoint a representative, the
       shareholder who thereby becomes the shareholders
       with the largest number of votes shall appoint
       a representative, the names of the 4 owner
       representatives and the names of the shareholders
       they represent shall be made public no later
       than 6 months before the AGM of 2009 and shall
       be based on the known number of votes immediately
       before such publication, the term of the nomination
       committee shall continue until a new nomination
       committee has been appointed, unless Members
       agree on an alternative, the Chairman of the
       nomination committee shall be that Member who
       represents the shareholder with the largest
       number of votes; that if during the term of
       the nomination committee, one or more of the
       shareholders who have appointed Members of
       the nomination committee are no longer among
       the 4 shareholders with the largest number
       of votes, the Members appointed by these shareholders
       shall offer their places  for re-appointment
       and the shareholders shareholder/s subsequently
       classed among the 4 shareholders with largest
       number of votes shall be entitled to appoint
       their representatives; unless there are special
       reasons, no changes, shall, however, be made
       to the composition of the nomination of the
       committee if only marginal changes have occurred
       in the number votes or a change has occurred
       less than 2 months before the AGM; the nomination
       committee shall, if it so finds appropriate,
       have the right to attach additional persons
       in case there are changes in the votes that
       are not the marginal; a shareholder who has
       appointed a representative as a Member of the
       nomination committee shall be entitled to remove
       that representative and to appoint a new representative
       as Member of the nomination committee; changes
       in the composition of the nomination committee
       shall be made public as soon as they have taken
       place; the nomination committee shall produce
       proposals concerning as follows item to be
       presented to the AGM of 2009 for resolution;
       a) nomination for Chairman of the meeting;
       b) nomination for the Board; c) nomination
       for Chairman of the Board; d) proposals for
       the remuneration to the Board, dividend between
       Chairman and other Members of the Board, and
       for remuneration for committee work; e) election
       of Auditors; f) proposal for the fees to the
       Company's Auditors; g) proposals for the appointment
       of a new nomination committee; as specified




--------------------------------------------------------------------------------------------------------------------------
 SAFILO GROUP SPA, VICENZA                                                                   Agenda Number:  701494356
--------------------------------------------------------------------------------------------------------------------------
    Security:  T7890K102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0003430813
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       30 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       consolidated financial statement at 31 DEC
       2007 of the Board of Directors, of the Auditors
       and the Audit Firm report, adjournment thereof

2.     Approve to determine the Board of Directors               Mgmt          Against                        Against
       components, appointment and emoluments of the
       Board of Directors and the Chairman, adjournment
       thereof

3.     Approve the appointment and emoluments of the             Mgmt          For                            For
       Board of Auditors and the Chairman




--------------------------------------------------------------------------------------------------------------------------
 SAFT GROUPE S A                                                                             Agenda Number:  701408165
--------------------------------------------------------------------------------------------------------------------------
    Security:  F7758P107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Dec-2007
        ISIN:  FR0010208165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225-86 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

E.2    Authorize the Executive Committee to grant,               Mgmt          For                            For
       in 1 or more transactions, to the beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 400,000 and for
       an amount that shall not exceed EUR 1,200,000.00;
       [Authority expires at the end of 18 months];
       approve to cancel the shareholders' preferential
       subscription rights in favor of beneficiary
       of stock option; and authorize the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.3    Authorize the Executive Committee to increase             Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or Abroad, by a maximum nominal amount of EUR
       1,000,000.00, by issuance, with preferred subscription
       rights maintained, of shares and or debt securities,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 50,000,000.00;
       [Authority expires at the end of 26 months];
       and to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 22
       JUN 2006




--------------------------------------------------------------------------------------------------------------------------
 SAG GEST - SOLUCOES AUTOMOVEL GLOBAIS SGPS SA                                               Agenda Number:  701397475
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7545S109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  PTSAG0AE0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to deliberate on an extra dividend payment        Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SAG GEST - SOLUCOES AUTOMOVEL GLOBAIS SGPS SA                                               Agenda Number:  701471790
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7545S109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  PTSAG0AE0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THE CONDITION FOR THE MEETING            Non-Voting
       IS: MINIMUM SHARES / VOTING RIGHT: 1/1. THANK
       YOU.

1.     Approve to deliberate the Management report               Mgmt          For                            For
       and accounts for the year 2007

2.     Approve to deliberate the consolidated Management         Mgmt          For                            For
       report and consolidated accounts of the year
       2007

3.     Approve to deliberate the profit appropriation            Mgmt          For                            For

4.     Approve to make a general appraisal on the Company's      Mgmt          For                            For
       Management and Supervising

5.     Appoint the Statutory Auditor, following proposal         Mgmt          For                            For
       of the Audit Board

6.     Approve to review the statement on the remuneration       Mgmt          Abstain                        Against
       Policy of the Companys bodies which was prepared
       by the Salaries Committee

7.     Approve to deliberate about the acquisition               Mgmt          For                            For
       and sale of treasury stock




--------------------------------------------------------------------------------------------------------------------------
 SAGAMI RAILWAY CO.,LTD.                                                                     Agenda Number:  701625610
--------------------------------------------------------------------------------------------------------------------------
    Security:  J66059106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3316400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SAGE GROUP PLC                                                                              Agenda Number:  701453855
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7771K134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2008
        ISIN:  GB0008021650
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited accounts for              Mgmt          For                            For
       the YE 30 SEP 2007 together with the reports
       of the Directors and the Auditors

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors of 5.73p per ordinary share for the
       YE 30 SEP 2007 to be paid on 07 MAR 2008 to
       the Members whose names appear in the register
       at the close of business on 08 FEB 2008

3.     Re-elect Mr. A.J. Hobson as a Director                    Mgmt          For                            For

4.     Re-elect Ms. Tamara Ingram as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Ian Mason as a Director                      Mgmt          For                            For

6.     Re-elect Mr. David H. Clayton as a Director               Mgmt          For                            For

7.     Re-elect Mr. Mark E. Rolfe as a Director                  Mgmt          For                            For

8.     Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to determine their remuneration

9.     Approve the remuneration report                           Mgmt          For                            For

10.    Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 6 of the Company's Articles of
       Association, to allot relevant securities up
       to a maximum nominal amount of GBP 4,347,333;
       all previous authorities under Section 80 of
       Companies Act 1985 shall cease to have effect;
       and [Authority expires at the conclusion of
       the next AGM of the Company]

S.11   Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 7 of Company's Articles of Association,
       to allot equity securities for cash and that,
       as specified in Article 7, the nominal amount
       to which this power is limited is GBP 652,100
       and to sales for cash of any shares which the
       Company may hold as treasury shares

S.12   Authorize the Company, to make one or more market         Mgmt          For                            For
       purchases [Section 166 of the Companies Act
       1985], of up to 130,416,015 ordinary shares
       in the capital of the Company, up to 105% of
       the average of the middle market quotations
       for an ordinary share as derived from The London
       Stock Exchange Daily Official List, over the
       previous 5 business days immediately before
       the purchase is made and the amount stipulated
       by Article 5(1) of the Buy-back Stabilization
       Regulation 2003 [in each case exclusive of
       expenses]; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 31 MAR 2009]

S.13   Adopt the Articles of Association in substitution         Mgmt          For                            For
       for, and to the exclusion of the existing Articles
       of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 SAIBU GAS CO.,LTD.                                                                          Agenda Number:  701630469
--------------------------------------------------------------------------------------------------------------------------
    Security:  J66231101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3311600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAKAI CHEMICAL INDUSTRY CO.,LTD.                                                            Agenda Number:  701622993
--------------------------------------------------------------------------------------------------------------------------
    Security:  J66489121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3312800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SAKATA INX CORPORATION                                                                      Agenda Number:  701627892
--------------------------------------------------------------------------------------------------------------------------
    Security:  J66661125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3314800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year, Adopt      Reduction
       of Liability System for Outside Auditors

3      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

5.7    Appoint a Director                                        Mgmt          For                            For

5.8    Appoint a Director                                        Mgmt          For                            For

5.9    Appoint a Director                                        Mgmt          For                            For

5.10   Appoint a Director                                        Mgmt          For                            For

5.11   Appoint a Director                                        Mgmt          For                            For

6.1    Appoint a Corporate Auditor                               Mgmt          For                            For

6.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SALA CORPORATION                                                                            Agenda Number:  701456902
--------------------------------------------------------------------------------------------------------------------------
    Security:  J66887100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Feb-2008
        ISIN:  JP3310350008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SALVESEN (CHRISTIAN) PLC, EDINBURGH                                                         Agenda Number:  701388666
--------------------------------------------------------------------------------------------------------------------------
    Security:  G77819103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  GB0007712762
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors, for the purpose of               Mgmt          For                            For
       giving effect to the scheme of arrangement
       dated 15 OCT 2007 between the Company and the
       holders of the Scheme Shares as specified,
       to take all such actions as they may consider
       necessary or appropriate for carrying the Scheme
       into effect; approve, to reduce the share capital
       of the Company by canceling and extinguishing
       all of the Cancellation Shares, [as specified];
       subject to and forthwith upon the reduction
       of the share capital specified in this resolution
       taking effect and notwithstanding anything
       to the contrary in the Articles of Association
       of the Company: to increase the authorized
       share capital of the Company to an amount equal
       to that of the Company immediately prior to
       the reduction of share capital referred in
       this resolution by the creation of such number
       of new ordinary shares of 28.125 pence each
       as shall be equal to the aggregate number of
       Cancellation Shares cancelled pursuant to this
       resolution; the reserves arising in the books
       of accounts of the Company as a result of the
       reduction of share capital referred in this
       resolution be capitalized and applied in paying
       up in full at par all of the new ordinary shares
       created pursuant to this resolution, which
       shall be allotted and issued, created as fully
       paid, to Groupe Norbert Dentressangle S.A and
       or its nominees and; authorize the Directors
       of the Company, in substitution for all other
       existing authorities and for the purpose of
       Section 80 of the Companies Act 1985 to allot
       the new ordinary shares referred to in this
       resolution provided that the maximum aggregate
       nominal amount of relevant securities that
       may be allotted under this authority shall
       be the aggregate nominal amount of the said
       new ordinary shares created pursuant to this
       resolution; [authority expires on the 5th anniversary];
       amend, with effect from the passing of this
       resolution, the Articles of Association of
       the Company by including the new Article, as
       specified

2.     Authorize the Directors of the Company to amend           Mgmt          For                            For
       the rules of the Company's Deferred Share Bonus
       Plan to permit awards under the plan to be
       satisfied by new shares issued by the Company,
       and approve the rules as proposed to be amended
       as specified




--------------------------------------------------------------------------------------------------------------------------
 SALVESEN (CHRISTIAN) PLC, EDINBURGH                                                         Agenda Number:  701390344
--------------------------------------------------------------------------------------------------------------------------
    Security:  G77819103                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  GB0007712762
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the Scheme of Arrangement dated 15               Mgmt          For                            For
       OCT 2007 [the Scheme], between the Company
       and the Scheme Shareholders [as specified in
       the Scheme], a print of which has been produced
       to this meeting and, for the purposes of identification,
       as specified, or with or subject to any modification,
       addition or condition approved or imposed by
       the Court and authorize the Directors of the
       Company to take all such actions as they consider
       necessary or appropriate for carrying the Scheme
       into effect




--------------------------------------------------------------------------------------------------------------------------
 SAMSON HOLDING LTD                                                                          Agenda Number:  701457245
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7783W100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Feb-2008
        ISIN:  KYG7783W1006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.     Approve and ratify the Transaction and the transactions   Mgmt          For                            For
       and agreements contemplated under or incidental
       to the Transaction [including the Purchase
       Agreement but excluding from this resolution
       the transactions and agreements under or incidental
       to the matters as specified and the execution,
       performance and implementation of the Purchase
       Agreement and ancillary matters contemplated
       thereunder

b.     Approve the conditional upon the Listing Committee        Mgmt          For                            For
       of the Stock Exchange granting the listing
       of, and permission to deal in the Consideration
       Shares, the allotment and issue of the Consideration
       Shares as payment of the consideration under
       the Purchase Agreement

c.     Authorize any Director on behalf of the Company           Mgmt          For                            For
       to exercise, perfect and deliver all such documents
       and do all such acts and things and any 2 Directors
       or any Director and the Company Secretary of
       the Company to affix the Company seal to all
       such documents and deliver the same as deeds
       of the Company, in any such case as may be
       necessary or desirable to implement or give
       effect to the terms of the Purchase Agreement
       and the transactions and ancillary agreements
       or documents contemplated thereunder as specified
       and to make and agree such variations to the
       terms of the Purchase Agreement and ancillary
       agreements or documents contemplated thereunder
       as he or she or they, in his or her or their
       absolute discretion, may consider to be desirable,
       appropriate or necessary and in the interests
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 SAMSON HOLDING LTD                                                                          Agenda Number:  701563315
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7783W100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  KYG7783W1006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.a    Re-elect Mr. Yuang-Whang Liao as a Director               Mgmt          Against                        Against

2.b    Re-elect Mr. Mohamad Aminozzakeri as a Director           Mgmt          Against                        Against

2.c    Re-elect Mr. Ming-Jian Kuo as a Director                  Mgmt          For                            For

2.d    Re-elect Mr. Siu Ki Lau as a Director                     Mgmt          For                            For

3.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors for the YE 31
       DEC 2008

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Board of
       Directors to fix their remuneration

5.     Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       bonds, warrants and debentures convertible
       into shares of the Company] during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company otherwise than pursuant to a
       rights issue or pursuant to the exercise of
       any subscription rights which are or may be
       granted under any option scheme or any scrip
       dividend scheme or similar arrangements, any
       adjustment of rights to subscribe for shares
       under options and warrants; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company is to be held by law]

6.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] to purchase its own shares on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other Stock Exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong [the Securities and
       Futures Commission] and the Stock exchange
       for such purpose, subject to and in connection
       with all applicable laws and the rules and
       regulations of the Securities and Future Commission,
       the Stock Exchange regulations, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company is to be held by law]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the general mandate granted
       to the Directors to allot, issue and deal with
       additional shares in the capital of the Company
       pursuant to ordinary Resolution 5 extended
       by the addition thereto the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 6, to the aggregate
       nominal amount shall not exceed 10% of the
       existing issued share capital of the Company
       as at the date of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SAN-A CO.,LTD.                                                                              Agenda Number:  701576831
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6694V109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3324500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SAN-AI OIL CO.,LTD.                                                                         Agenda Number:  701627157
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67005108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3323600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SANDEN CORPORATION                                                                          Agenda Number:  701618514
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67091108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3336400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.5    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SANGETSU CO.,LTD.                                                                           Agenda Number:  701618312
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67177105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3330000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SANKEN ELECTRIC CO.,LTD.                                                                    Agenda Number:  701616293
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67392134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3329600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SANKI ENGINEERING CO.,LTD.                                                                  Agenda Number:  701627727
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67435107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3325600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SANKYU INC.                                                                                 Agenda Number:  701627195
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68037100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3326000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANSIN ELECTRONICS CO.,LTD.                                                                 Agenda Number:  701611180
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68381110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3333200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Board Size to 15                Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SANTEN PHARMACEUTICAL CO.,LTD.                                                              Agenda Number:  701608311
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68467109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3336000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options for the Directors

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options for the Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SANWA HOLDINGS CORPORATION                                                                  Agenda Number:  701620557
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68596121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3344400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Board Size to 11.               Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Authorize Use of Stock Option Plan as Stock               Mgmt          For                            For
       Compensation for Directors

9      Approve Payment of Bonuses to Directors                   Mgmt          Against                        Against

10     Allow Board to Authorize Use of Share Acquisition         Mgmt          Against                        Against
       Rights as an Anti-Takeover  Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 SANYO CHEMICAL INDUSTRIES,LTD.                                                              Agenda Number:  701618223
--------------------------------------------------------------------------------------------------------------------------
    Security:  J68682103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3337600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint Accounting Auditors                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SANYO SHOKAI LTD.                                                                           Agenda Number:  701489494
--------------------------------------------------------------------------------------------------------------------------
    Security:  J69198109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3339400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Change Company's Location              Mgmt          For                            For
       to Minato, Tokyo, Expand Business Lines

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SANYO SPECIAL STEEL CO.,LTD.                                                                Agenda Number:  701621054
--------------------------------------------------------------------------------------------------------------------------
    Security:  J69284123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3342000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SAVANNA ENERGY SVCS CORP                                                                    Agenda Number:  701571982
--------------------------------------------------------------------------------------------------------------------------
    Security:  804694107                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA8046941073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of Directors of the             Mgmt          For                            For
       Corporation for the ensuing year at 6

2.1    Elect Mr. Ken Mullen as a Director                        Mgmt          For                            For

2.2    Elect Mr. Victor S. Buffalo as a Director                 Mgmt          Against                        Against

2.3    Elect Mr. John Hooks as a Director                        Mgmt          For                            For

2.4    Elect Mr. James Saunders as a Director                    Mgmt          For                            For

2.5    Elect Mr. Tor Wilson as a Director                        Mgmt          For                            For

2.6    Elect Mr. Kevin Nugent as a Director                      Mgmt          For                            For

3.     Appoint Deloitte & Touch LLP as the Auditors              Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration

4.     Approve the Corporation's Stock Option Plan               Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 SAVILLS PLC                                                                                 Agenda Number:  701524628
--------------------------------------------------------------------------------------------------------------------------
    Security:  G78283119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B135BJ46
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 31 DEC 2007, together with the reports
       of the Directors and the Auditors thereon

2.     Declare the final dividend of 12p per ordinary            Mgmt          For                            For
       share on the ordinary share capital of the
       Company for the YE 31 DEC 2007 and, if approved,
       be paid on 14 MAY 2008 to the shareholders
       who are on the register at the close of business
       on 11 APR 2008

3.     Re-elect Mr. Mark Dearsley as a Director                  Mgmt          For                            For

4.     Re-elect Mr. Jeremy Helsby as a Director                  Mgmt          For                            For

5.     Re-elect Ms. Simon Hope as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Peter Smith as a Director                    Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold the office
       until the conclusion of the next AGM of the
       Company at which financial statements are laid
       before the Company

8.     Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

9.     Receive and approve the Directors' remuneration           Mgmt          Against                        Against
       report for the FYE 31 DEC 2007 as specified
       in the annual report and dated 11 MAR 2008

10.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       [Section 80(2) of the Companies Act 1985 [the
       Act]] up to an aggregate nominal amount of
       GBP 1,098,674 [being less than one-third of
       the issued share capital as at 25 MAR 2008];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2009 or on 01
       JUL 2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 above and pursuant to Section
       95(1) of the Act, to allot equity securities
       [Section 94(2) of the Act] of the Company for
       cash pursuant to the authority conferred by
       Resolution 10, disapplying any such allotment
       [Section 89(1) of the Act, sell relevant shares
       [as defined in Section 94(5) of the Act] in
       the Company if, immediately before the sale
       such shares are held by the Company as Treasury
       shares [Section 94(3A) of the Act] [treasury
       shares] for cash [Section 162D(2) of the Act],
       disapplying any such allotment or sale [Section
       89(1) of the Act] provided that this power
       is limited to the allotment of equity securities
       and the treasury shares: i) in connection with
       an offer or rights issue in favor of ordinary
       shareholders; and ii) up to an aggregate nominal
       amount of GBP 164,801; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company in 2009 or 01 JUL 2009]; and Directors
       may allot relevant securities or sell treasury
       shares after the expiry of this authority in
       pursuance of such an offer or agreement made
       prior to such expiry

S.12   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to purchases for cancellation
       or for retention as treasury shares, its own
       ordinary shares of 2.5p each by way of market
       purchase within the meaning of Section 163(3)
       of the Act up to 13,184,093 ordinary shares
       [representing just less than 10% of the issued
       ordinary share capital], at a minimum price
       [exclusive of expenses] at which shares may
       be purchased is par value of such ordinary
       shares and the maximum price [exclusive of
       expenses] which may be paid for each share
       is an amount equal to the higher of up to 105%
       of the average of the middle market quotations
       for such shares of the Company as derived from
       the Daily Official List of the London Stock
       Exchange PLC, over the previous 5 business
       days on which such share is contracted to be
       purchased and the price stipulated by Article
       5(1) of the EU Buyback and Stabilization Regulations
       2003 [number 2273/2003]; [Authority expires
       the earlier of the conclusion of the next AGM
       in 2009 or on 01 JUL 2009]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Adopt the Articles of Association as specified            Mgmt          Against                        Against
       in substitution for and to the exclusion of,
       existing Articles of Association and amend
       with effect from 00.01a.m on 01 OCT 2008 [or
       such date on which Section 175 of the Companies
       Act 2006 shall come into effect] and the new
       Articles of Association of the Company pursuant
       to this resolution so they are in the form
       of the draft produced to the meeting marked
       and initialed by the Chairman of the meeting
       for the purpose of identification

14.    Approve the Savills Sharesave [2008] [the principal       Mgmt          For                            For
       term of which are summarized in the second
       appendix to this document] and authorize the
       Directors to do all acts and things necessary
       or desirable to secure the approval of HIM
       revenue and customs pursuant to the income
       tax [Earning and Pensions] Act 2003

15.    Authorize the Directors, to establish a further           Mgmt          For                            For
       Employee Share Scheme [or Schemes] for the
       benefit of Savills Group employees based outside
       the UK containing such provisions as the Directors
       may decide: a) such Scheme [or Schemes] must
       operate within the limits on the number of
       new ordinary shares which may made available
       from time to time under the Savills Scheme
       [2008]; b) such Scheme [or Schemes] must contain
       limitations so as to ensure, as far as the
       Directors consider practicable, that participants
       in such Scheme [or Schemes] do not obtain benefits
       greater than participants in the Savills Sharesave
       Scheme [2008], except to the extent necessary
       or desirable to take account of overseas tax;
       securities or exchange control laws or regulations
       and; c) once established such Scheme [or Schemes]
       may not be subsequently amended without prior
       shareholders approval if such approval would
       be required to amend the comparable provisions
       of the Savills Sharesave Scheme [2008]




--------------------------------------------------------------------------------------------------------------------------
 SBI HOLDINGS,INC.                                                                           Agenda Number:  701637336
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6991H100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3436120004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-for-Stock Exchange  with SBI E*TRADE        Mgmt          For                            For
       SECURITIES Co. Ltd.        (SBIET) for SBIET
       To Become the Company's Wholly Owned Subsidiary

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Financial       Instruments and
       Exchange Law  , Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SBM OFFSHORE NV                                                                             Agenda Number:  701558643
--------------------------------------------------------------------------------------------------------------------------
    Security:  N7752F148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  NL0000360618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.a    Report of the Management Board on the 2007 FY             Non-Voting
       and discussion thereof

2.b    Report of the Supervisory Board on the 2007               Non-Voting
       FY and discussion thereof

2.c    Adopt the 2007 annual accounts                            Mgmt          For                            For

3.     Adopt a dividend based on the 2007 profit                 Mgmt          For                            For

4.a    Discussion on the Company's Corporate Governance          Non-Voting

4.b    Amend the remuneration policy of the Management           Mgmt          For                            For
       Board: 1) explanation of changes to the remuneration
       policy of the Management Board; 2) explanation
       of changes to the Long Term Incentive Plan;
       3) the remuneration policy of the Management
       Board

4.c    Approve to adjust the remuneration of the Members         Mgmt          For                            For
       of the Supervisory Board

5.a    Grant discharge the sole Managing Director for            Mgmt          For                            For
       his Management during the 2007 FY

5.b    Grant discharge to the Supervisory Directors              Mgmt          For                            For
       for their Supervision during the 2007 FY

6.a    Appoint Mr. A.J. Mace as a Managing Director              Mgmt          For                            For

6.b    Appoint Mr. M.A.S. Miles as a Managing Director           Mgmt          For                            For

7.a    Re-appoint Mr. L.J.A.M. Ligthart as a Supervisory         Mgmt          For                            For
       Director

7.b    Appoint Mr. D.H. Keller as a Supervisory Director         Mgmt          For                            For

7.c    Appoint Mr. Drs. F.G.H. Deckers as a Supervisory          Mgmt          For                            For
       Director

7.d    Appoint Mr. T Ehret as a Supervisory Director             Mgmt          For                            For

8.     Re-appoint KPMG Accountants N.V. as the Auditor           Mgmt          For                            For

9.     Grant authority to repurchase ordinary shares             Mgmt          For                            For

10.a   Grant authority to issue new ordinary shares              Mgmt          For                            For

10.b   Grant authority to restrict or exclude the pre-emptive    Mgmt          For                            For
       rights upon the issue of new ordinary shares
       and/or granting of rights to subscribe for
       new ordinary shares

11.    Any other business                                        Non-Voting

12.    Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SCHIBSTED ASA                                                                               Agenda Number:  701540064
--------------------------------------------------------------------------------------------------------------------------
    Security:  R75677105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  NO0003028904
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the person to chair the meeting                     Mgmt          For                            For

2.     Approve the notice of the AGM and the agenda              Mgmt          For                            For

3.     Elect 2 representatives to sign the minutes               Mgmt          For                            For
       of the AGM together with the person chairing
       the meeting

4.     Approve the annual accounts for 2007 for Schibsted        Mgmt          For                            For
       ASA and Schibsted Group, including the Board
       of Directors' report for 2007

5.     Approve the share dividend for 2007 of NOK 6              Mgmt          For                            For
       per share, with the exception of shares owned
       by the Company

6.     Approve the Auditor's fee of NOK 840,000                  Mgmt          For                            For

7.     Approve to extend the authorization to the Board          Mgmt          Against                        Against
       to acquire the Company's own shares until the
       AGM in 2009

8.     Approve the Nomination Committee's report on              Mgmt          For                            For
       its work during the 2007-2008 period

9.     Approve the Board's declaration regarding the             Mgmt          For                            For
       determination of salary and other remuneration
       to managers of Schibsted ASA in accordance
       with Section 6-16 of the Norwegian Public Limited
       Companies Act

10.A   Elect Mr. Karl-Christian Agerup as a Director             Mgmt          For                            For

10.B   Elect Ms. Marie Ehrling as a Director                     Mgmt          For                            For

10.C   Elect Mr. Ole Jacob Sunde as a Director                   Mgmt          For                            For

10.D   Elect Mr. Christian Ringnes as a Director                 Mgmt          For                            For

10.E   Elect Mr. Eva Lindqvist as a Director                     Mgmt          For                            For

10.F   Elect Ms. Monica Caneman as a Director                    Mgmt          For                            For

11.    Approve the Directors' fee etc for the period             Mgmt          For                            For
       from MAY 2008 to MAY 2009

12.    Elect the Nomination Committee Members                    Mgmt          For                            For

13.    Amend the Company's Articles of Association               Mgmt          For                            For
       Paragraph 10 No.3, 2nd sentence

14.    Approve the fees payable to the Nomination Committee's    Mgmt          For                            For
       Members

15.    Other editorial amendments to the Articles of             Mgmt          For                            For
       Association

       PLEASE BE INFORMED THAT WHEN WE RECEIVE INSTRUCTIONS      Non-Voting
       FROM OUR CLIENTS, IT IS OUR PROCEDURE TO GRANT
       THESE TO THE CHAIRMAN OF THE BOARD. IN THIS
       AGM, THE CHAIRMAN DO NOT ACCEPT PROXIES CONTAINING
       ANY VOTING INSTRUCTIONS. THE CHAIRMAN WILL
       ONLY ACCEPT PROXIES IN BLANCO. IF OUR SWIFT
       INCLUDES VOTING INSTRUCTIONS THIS WOULD REQUIRE
       THAT YOU NEED TO APPOINT A REPRESENTATIVE TO
       ATTEND THE MEETING ON YOUR BEHALF. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCHMOLZ + BICKENBACH AG,  BICKENBACH AG                                                     Agenda Number:  701505907
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7321K104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  CH0005795668
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440138, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the annual report, the annual accounts            Mgmt          For                            For
       as well as of the consolidated accounts 2007

2.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit 2007

3.     Grant discharge to the Supervisory Board and              Mgmt          For                            For
       the Members of the Board of Executive Directors

4.     Re-elect Ernst & Young AG as the Auditing Agency          Mgmt          For                            For
       and the Group Auditor




--------------------------------------------------------------------------------------------------------------------------
 SCHOUW & CO                                                                                 Agenda Number:  701509424
--------------------------------------------------------------------------------------------------------------------------
    Security:  K86111166                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Apr-2008
        ISIN:  DK0010253921
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Receive the report of the Board of Directors              Mgmt          For                            For
       on the activities of the Company during the
       past FY

B.     Adopt the audited annual report and grant discharge       Mgmt          For                            For
       to the Board of Directors and the Management
       Board from liability

C.     Approve the appropriation of the profit according         Mgmt          Abstain                        Against
       to the adopted annual report

D.     Approve to increase the share capital by way              Mgmt          For                            For
       of a bonus share issue by a nominal value of
       DKK 124,700,000 from a nominal value of DKK
       124,700,000 to a nominal value of DKK 249,400,00;
       the new share will rank pari pasu with all
       existing shares including: that the shares
       will be listed on the OMX Nordic Exchange Copenhagen
       and registered with VP Securities Services
       in denominations of DKK 10 each; the shares
       will be issued to bearer, but may be registered
       by name in the Company's register of shareholders;
       no shareholder shall be under an obligation
       to allow his shares to be redeemed in whole
       or in part by the Company or any other party;
       no restrictions apply to the transferability
       of the shares; no shares confers any special
       rights upon its holders; the new shares shall
       be eligible for all dividends and other rights
       in the Company form the date of registration
       of the capital increase; adoption of the resolution
       will entail an amendment of Article 2[1] of
       the Articles of Association

E.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Section 48 of the Danish Public Companies Act,
       to allow the Company, during the period until
       the AGM to acquire shares in the Company against
       consideration to hold or as collateral up to
       an aggregate value of 10% of the Company's
       share capital; the consideration for such shares
       must not deviate by more than 10% from the
       officially quoted price at the time of purchase

F.     Approve the merger of Aktieselskabet Schouw               Mgmt          For                            For
       & Company and BioMar Holding A/S [CVR No. 41
       95 18 18] to the effect that all assets and
       liabilities are transferred to Aktieselskabet
       Schouw & Company and that BioMar Holding A/S
       is wound up without liquidation; as a result
       of the merger, the share capital will be increased
       by a nominal value of DKK 30,600,000 from a
       nominal value of DKK 249,400,000 to a nominal
       value of DKK 280,000,000; adoption of the proposed
       resolution will entail an amendment of Article
       2[1] of the Articles of Association

G.     Approve the general guidelines for incentive              Mgmt          For                            For
       pay; and adoption of the proposed resolution
       entails an amendment of Article 3[6] of the
       Articles of Association

H.     Amend, in consequence of Copenhagen Stock Exchange        Mgmt          For                            For
       having changed its name to the OMX Nordic Exchange
       Copenhagen, the Articles 2[2] and 2[7] of the
       Articles of Association accordingly

I.     Re-elect Messrs. Erling Eskildsen and Erling              Mgmt          For                            For
       Lindahl as the Members to the Board of Directors

J.     Re-appoint KPMG Statsautoriseret Revisionspartnerselskab  Mgmt          For                            For
       as the Auditors

K.     Authorize the Chairman of the meeting to file             Mgmt          For                            For
       the resolutions adopted by the general meeting
       and to make such amendments to the documents
       filed with the Danish Commerce and Companies
       Agency as may required or found appropriate
       by the Danish Commerce and Companies Agency
       in connection with registration of the adopted
       resolutions

L.     Any other business                                        Non-Voting

       PLEASE NOTE THAT ACCORDING TO THE ARTICLES OF             Non-Voting
       ASSOCIATION SHARES NOT REGISTERED AT BENEFICIAL
       OWNER LEVEL BY 25 FEB 2008 WILL NOT BE ELIGIBLE
       TO VOTE AT THIS MEETING. THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE TEXT OF THE COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH INVESTMENT TRUST PLC, EDINBURGH                                                    Agenda Number:  701435427
--------------------------------------------------------------------------------------------------------------------------
    Security:  G79124114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jan-2008
        ISIN:  GB0007826091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the statement           Mgmt          For                            For
       of accounts for the year to 31 OCT 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the year 31 MAR 2007

3.     Declare a final dividend of 4.80p per ordinary            Mgmt          For                            For
       stock unit

4.     Declare a special dividend of 2.00p per ordinary          Mgmt          For                            For
       stock unit

5.     Re-elect Mr. Douglas McDougall as a Director              Mgmt          For                            For

6.     Re-elect Sir George Mathewson as a Director               Mgmt          For                            For

7.     Re-elect Mr. Francis Finlay as a Director                 Mgmt          For                            For

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

S.9    Authorize the Company to make market purchases            Mgmt          For                            For
       up to 14.99% of the issued ordinary stock




--------------------------------------------------------------------------------------------------------------------------
 SEAT PAGINE GIALLE SPA, TORINO                                                              Agenda Number:  701498948
--------------------------------------------------------------------------------------------------------------------------
    Security:  T8380H104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  IT0003479638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements at 31 DEC 2007           Mgmt          For                            For
       Board of Directors report, adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 SEB SA, ECULLY                                                                              Agenda Number:  701512572
--------------------------------------------------------------------------------------------------------------------------
    Security:  F82059100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  FR0000121709
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE 31 DEC 2007, showing
       net book earnings of EUR 91,774,935.90; approve
       the expenses that were not tax-deductible of
       EUR 256,395.00

O.2    Approve the income for the FY be appropriate              Mgmt          For                            For
       as follows: net income for the FY: EUR 91,774,935.90
       retained earnings: EUR 426,927,578.75 amount
       of the dividends on self detained shares, entered
       in the retained earnings: EUR 1,911,168.90
       available total: EUR 520,613,683.55 dividend:
       EUR 47,488,520.80 loyalty premium: EUR 2,562,071.40
       retained earnings: EUR 470,563,091.35; receive
       a net dividend of EUR 2.80 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 20 MAY 2008, as increase of 10% of the dividend
       [I.E.EUR 0.280 per share] will be allocated
       to the shares listed continuously under the
       registered form, since 31 DEC 2005 until 15
       MAY 2008, as required By Law

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       profit group share of EUR 142,832,000.00

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements governed by Article L.225-38 of
       the French Commercial Code, approve the said
       report and the agreements referred to therein

O.5    Approve to renew the appointment of Mr. Thierry           Mgmt          Against                        Against
       De Latour D'Artiaise as a Director for a 4-year
       period

O.6    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Lenain as a Director for a 4-year period

O.7    Approve to renew the appointment of Venelle               Mgmt          Against                        Against
       Investissement, represented by Mr. Olivier
       Roclore as a Director for a 4-year period

O.8    Approve to renew the appointment of Mr. Jerome            Mgmt          Against                        Against
       Wittlin as a Director for a 4-year period

O.9    Authorize the Board of Directors to cancel the            Mgmt          Against                        Against
       authority granted by the combined shareholders
       meeting of 04 MAY 2007, to trade in the Company's
       shares on the stock market, subject to the
       conditions described below: maximum purchase
       price: EUR 200.00, maximum funds invested in
       the share buybacks: EUR 339,203,600.00; and
       to take all necessary measures and accomplish
       all necessary formalities; [Authority expires
       at end of the 14 months]

E.10   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period; [Authority expires at the end of the
       14 months period], it cancels the shareholder
       meetings 04 MAY 2007

E.11   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to certain employees
       and Corporate officers of the Company and it
       subsidiaries, options giving the right to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 2% of the actual capital; [Authority
       expires at the end of 14 months period],it
       supersedes the authorization granted by the
       shareholder meeting on 11 MAY 2006 and approve
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries above mentioned,
       and to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Board of Directors to, for free             Mgmt          For                            For
       on 1 or more occasions, existing shares, in
       favour of the employees or certain categories
       of them and, or in favour of Managers of related
       Companies or Groups, they may not present more
       than 2% of the share capital [Authority expires
       at the end of 14 months period]; and approve
       to cancel the shareholders' preferential subscription
       rights in favour of beneficiaries above mentioned
       and to take all necessary measures and accomplish
       all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions,
       to a maximum nominal amount of EUR 20,000,000.00
       by issuance, with preferred subscription rights
       maintained, of shares of the Company as well
       as any subscription rights maintained, of shares
       of the Company as any securities giving access
       to shares tof the Company, the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 600,000,000.00; [Authority
       expires at the end of 14 months]; it supersedes
       any and all earlier delegation to the same
       effect, and to take all necessary measures
       and accomplish all necessary formalities

E.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       20,000,000.00, by issuance, with cancellation
       of preferential subscription rights, of shares
       of the Company as well as any securities giving
       access to shares of the Company, the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 600,000,000.00;
       [Authority expires for 14 months period]; it
       supersedes any and all earlier delegation to
       the same effect, and to take all necessary
       measures and accomplish all necessary formalities

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital on 1 or more occasions, by a maximum
       nominal amount of EUR 10,000,000.00, by way
       of capitalizing reserves, profits or additional
       paid in capital, provided that such capitalization
       is allowed by law and under the By Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [Authority expires at the end
       of14 months period]; and to take all necessary
       measures and accomplish al necessary formalities

E.16   Authorize the Board of Directors [if the delegation       Mgmt          Against                        Against
       as specified in Resolution 13 and 14, within
       the limit of overall ceiling set forth in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to maximum of 15% initial issue;
       [Authority expires at the end of 14 months
       period]

E.17   Approve the capital increases to be carried               Mgmt          For                            For
       out with the use of the delegations given by
       the above-mentioned resolutions shall not exceed
       EUR 40,000,000.00, in consequence, each issue
       carried out by virtue of one of the aforesaid
       resolutions, shall count against this ceiling

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, by way of issuing shares
       or securities giving access to the capital,
       in favour of Members of Company Savings Plan;
       [Authority expires at the end of 14 months]
       and for a nominal amount that shall not exceed
       EUR 510,000.00 and approve to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries above mentioned and to
       take all necessary measures and accomplish
       all necessary formalities; and to change the
       share issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one tenth of
       the new capital after each increase

E.19   Amend the par value of the shares to bring it             Mgmt          For                            For
       from EUR 3.00 to EUR 1.00 and to allotte to
       the shareholders 3 new shares of a par value
       of EUR 1.00 each for 1 parent share of a par
       value of EUR 3.00 consequently, it decides
       to amend Article 8 of the By Laws [capital
       stock] as follows: the share capital is set
       at EUR 50,880,558.00 and is divided into 50,880,558
       shares of a par value of EUR 1.00 each and
       fully paid in

E.20   Amend the Article Nr.17 of the By Laws                    Mgmt          Against                        Against

E.21   Amend the Article Nr. 32 of the By Laws                   Mgmt          For                            For

E.22   Grant all powers to the bearer of an original,            Mgmt          For                            For
       a copy or an extract of the minutes of this
       meeting to carry out all filings, publications
       and other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SECURITAS SYSTEMS AB                                                                        Agenda Number:  701492580
--------------------------------------------------------------------------------------------------------------------------
    Security:  W8180P104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SE0001785197
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Election Mr. Melker Schorling as a Chairman               Mgmt          For                            For
       of the AGM

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to approve the minutes               Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Receive the report of the Chief Executive officer         Mgmt          For                            For

8.     Receive the annual report and the Auditor's               Mgmt          Abstain                        Against
       report and the consolidated financial statements
       and the Group Auditor's report

9.a    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet as per 31
       DEC 2007

9.b    Declare a dividend of SEK 0.50 per share; 25              Mgmt          For                            For
       APR 2008 as record date for the dividend; if
       the AGM resolves in accordance with the proposal,
       the dividend is expected to be distributed
       by VPC AB starting on 30 APR 2008

9.c    Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer
       for the FY 2007

10.    Approve to determine the number of Members at             Mgmt          For                            For
       7 without any Deputy Members

11.    Approve the fees to the Board of Directors for            Mgmt          For                            For
       the period up to and including the AGM 2009
       shall amount to SEK 2,000,000 in total [including
       consideration for committee work] to be distributed
       among the Board Members as follows: SEK 600,000
       to the Chairman of the Board and SEK 250,000
       to each of the other Board Members, except
       the Chief Executive Officer; fee to the Auditors
       shall be paid on current account; as consideration
       for the Committee work, the Chairman of the
       Audit Committee shall receive SEK 100,000 and
       other Members of the Audit Committee SEK 50,000

12.    Re-elect Messrs. Carl Douglas, Tomas Franzen,             Mgmt          For                            For
       Eva Lindqvist, Juan Vallejo, Ulrik Svensson
       and Anders Boos and elect Mr. Jorma Halonen
       for the period up to and including the AGM
       2009; elect Mr. Jorma Halonen as Chairman of
       the Board for the period up to and including
       the AGM 2009

13.    Re-elect Messrs. Gustaf Douglas [Sakl AB and              Mgmt          For                            For
       Investment AB Latour], Marianne Nilsson [Swedbank
       Robur Fonder] and Mats Tuner [SEB Fonder] and
       elect Mr. Mikael Ekdahl [Melker Schorling AB]
       for the period up until the AGM 2009; re-elect
       Mr. Gustaf Douglas as a Chairman of the Nomination
       Committee; the elected Committee Members shall,
       at the latest in connection with the third
       quarterly report, appoint a 5th Member of the
       Committee, representing one of the major shareholders
       at the time if a shareholder represented by
       one of the members of the Nomination Committee
       no longer is one of the major shareholders
       of the company or if a member of the Nomination
       Committee is no longer employed by such shareholder
       or for any other reason leaves the Nomination
       Committee before the AGM 2009; the Nomination
       Committee shall be entitled to appoint another
       representative among the major shareholders
       to replace such Member

14.    Approve to determine the specified guidelines             Mgmt          For                            For
       for remuneration to Management

15.    Amend the Articles of Association as specified            Mgmt          For                            For

16.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SEIKO HOLDINGS CORPORATION                                                                  Agenda Number:  701630130
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7029N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3414700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701510960
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8231K102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the IPT Mandate and/or this
       Resolution; [Authority expires until the conclusion
       of the next AGM of the Company]

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares each fully paid in the capital of the
       Company [Shares] not exceeding in aggregate
       the maximum limit for the purposes of Sections
       76C and 76E of the Companies Act, Chapter 50
       of Singapore [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       in the capital of the Company [the 'Shares']
       not exceeding in aggregate the Maximum Limit
       [as hereafter defined], at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price [as hereafter
       defined], whether by way of: [a] market purchase[s]
       on the SGX-ST and/or any other securities exchange
       on which the Shares may for the time being
       be listed and quoted [Other Exchange]; [b]
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       the Other Exchange] in accordance with any
       equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable, unconditionally
       [the Share Purchase Mandate]; to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this Resolution; [Authority
       expires the earlier of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held]

S.3    Amend the Article 87 of the Articles of Association       Mgmt          For                            For
       of the Company be altered in the manner as
       specified




--------------------------------------------------------------------------------------------------------------------------
 SEMBCORP MARINE LTD                                                                         Agenda Number:  701524135
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8231K102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SG1H97877952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007 and
       the Auditors report thereon

2.     Declare a final one-tier tax exempt dividend              Mgmt          For                            For
       of 5.16 cents per ordinary share for the YE
       31 DEC 2007

3.     Re-elect Mr. Tan Kwi Kin as a Director, who               Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

4.     Re-elect Mr. Tan Tew Han [independent, Chairman           Mgmt          For                            For
       of Audit Committee] as a Director, who retires
       by rotation pursuant to Article 91 of the Company's
       Articles of Association

5.     Re-elect Mr. Tang Kin Fei as a Director, who              Mgmt          Against                        Against
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

6.     Re-elect Mr. Mdm Ngiam Joke Mui, who will cease           Mgmt          Against                        Against
       to hold office pursuant to Article 97 of the
       Company's Articles of Association

7.     Approve the sum of SGD 980,208 as the Directors'          Mgmt          For                            For
       fees for the FYE 31 DEC 2007

8.     Appoint Mr. Richard Edward Hale OBE as a Director         Mgmt          For                            For
       of the Company to hold such office from the
       date of this AGM until the next AGM of the
       Company pursuant to Section 153(6) of the Companies
       Act, Chapter 50

9.     Appoint KPMG as the Auditors of the Company               Mgmt          For                            For
       in place of the retiring Auditors, Ernst &
       Young, to hold office until the conclusion
       of the next AGM of the Company and authorize
       the Directors of the Company to fix their remuneration

10.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus, or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, 1) the aggregate number of shares
       to be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (2) below]; 2) [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph
       (1) above, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent bonus issue
       or consolidation or subdivision of shares;
       3) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and 4) [unless revoked
       or varied by the Company in general meeting]
       [Authority expires earlier at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

11.    Authorize the Directors to: a) grant awards               Mgmt          For                            For
       in accordance with the provisions of the Sembcorp
       Marine Performance Share Plan [the Performance
       Share Plan] and/or the Sembcorp Marine Restricted
       Stock Plan [the Restricted Stock Plan] [the
       Performance Share Plan and the Restricted Share
       Plan, together the Share Plans]; and b) allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options granted under the Sembcorp
       Marine Share Option Plan and/or such number
       of fully paid shares as may be required to
       be issued pursuant to the vesting of awards
       granted under the Share Plans, provided that
       the aggregate number of ordinary shares to
       be issued pursuant to the Share Plans and the
       Sembcorp Marine Share Option Plan shall not
       exceed 15% of the total number of issued ordinary
       shares in the capital of the Company [excluding
       treasury shares] from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SEMPERIT AG HOLDING, WIEN                                                                   Agenda Number:  701563303
--------------------------------------------------------------------------------------------------------------------------
    Security:  A76473122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  AT0000785555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual report             Mgmt          For                            For
       and reporting of the Supervisory Board

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for the FY 2007

4.     Elect the Supervisory Board                               Mgmt          Abstain                        Against

5.     Elect the Auditors for the FY 2008                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SENKO CO.,LTD.                                                                              Agenda Number:  701633097
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71004139                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3423800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SENSHUKAI CO.,LTD.                                                                          Agenda Number:  701474974
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71090104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3424600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation (1)                   Mgmt          Against                        Against

3.     Amend the Articles of Incorporation (2)                   Mgmt          Against                        Against

4.     Approve Proposal to continue with countermeasures         Mgmt          Against                        Against
       against large-scale purchases of shares of
       the Company (countermeasures against takeovers)
       and its partial amendments

5.1    Appoint a Director                                        Mgmt          For                            For

5.2    Appoint a Director                                        Mgmt          For                            For

5.3    Appoint a Director                                        Mgmt          For                            For

5.4    Appoint a Director                                        Mgmt          For                            For

5.5    Appoint a Director                                        Mgmt          For                            For

5.6    Appoint a Director                                        Mgmt          For                            For

5.7    Appoint a Director                                        Mgmt          For                            For

5.8    Appoint a Director                                        Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 SERCO GROUP PLC                                                                             Agenda Number:  701548236
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80400107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0007973794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual review, accounts and reports           Mgmt          For                            For
       of the Directors for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company

4.     Elect Mr. Thomas A. Corcoran as a Non-Executive           Mgmt          For                            For
       Director

5.     Re-elect Mr. Leonard V. Broese Van Groenou as             Mgmt          For                            For
       a Non-Executive Director

6.     Re-appoint Deloitte&Touche LLP as the Auditors            Mgmt          For                            For
       of the Company, until the conclusion of the
       next AGM at which accounts are laid before
       the Company

7.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

S.8    Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 48,534,262 ordinary shares of 2 pence
       each, at a minimum price of 2 pence [exclusive
       of expenses, if any, payable by the Company]
       and the maximum price of an amount equal to
       the higher of a) 5% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days and b) the
       amount stipulated by Article 5(1) of the Buy-Back
       and Stabilization Regulations 2003 [in each
       case exclusive of expenses, if any, payable
       by the Company]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or after 15 months passing of this Resolution];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

9.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       up to a maximum nominal amount of GBP 3,203,261,
       subject to and in accordance with Article 6
       of the Company's Articles of Association; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 13 AUG 2009]

S.10   Approve to renew, for the period ending at the            Mgmt          For                            For
       conclusion of the next AGM or if sooner on
       13 AUG 2009, the authority and power conferred
       on the Directors by Article 7 of the Company's
       Articles of Association and Section 95 (1)
       of the Companies Act 195, to allot equity securities
       wholly for cash, such powers [other than in
       connection with Article 7(1)(a) of the Company's
       Articles of Association] being limited to an
       aggregate nominal amount of GBP 485,343

11.    Approve and adopt the rules of the Serco Group            Mgmt          For                            For
       plc 2008 Employee Stock Purchase Plan [the
       Plan]; authorize the Directors to do all other
       acts and things necessary or desirable to operate
       the Plan and to make such modifications to
       the plan as they may consider appropriate with
       a view to maintaining compliance with the requirements
       of the US Internal Revenue Code and to establish
       for the benefit of employees in the UK or overseas
       further plans similar to the plan subject to
       such modifications as may be necessary or desirable
       to take account of applicable securities laws,
       exchange control or tax legislation provided
       that any ordinary shares of the Company [the
       shares] made available under such further plans
       are treated as counting any limits on overall
       participation in the plan, the aggregate number
       of shares issued to participants under the
       plan shall not exceed 48,534,262 shares, and
       the Companies whose employees will be eligible
       to participate in the plan shall be US Subsidiaries
       of the Company and any other Subsidiary of
       the Company as designated from time to time
       in accordance with the terms of the Plan

S.12   Amend the Articles of Association, with effect            Mgmt          For                            For
       from the end of this AGM or any adjournment
       thereof, as specified; authorize the Directors,
       for the purposes of Section 175 of the Companies
       Act 2006, certain conflicts specified in that
       Section and amend the Articles of Association
       of the Company by making the amendments as
       set out in Appendix 1 to the notice of the
       meeting

13.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes its Subsidiary during the period
       to which this resolution has effect, for the
       purposes of Part 14 of the Companies Act 2006
       during commencing on the date of the passing
       of this resolution and ending on the date of
       the Company's next AGM: to make political donations
       to political parties and/or independent election
       candidates; to make political donations to
       political organizations other than political
       parties; and to incur political expenditure
       up to an aggregate amount of GBP 130,000 for
       the Group as a whole




--------------------------------------------------------------------------------------------------------------------------
 SEVEN NETWORK LTD                                                                           Agenda Number:  701386345
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8461W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  AU000000SEV3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statements of financial           Mgmt          For                            For
       performance and the financial position of the
       Company and the consolidated financial statements
       of the Company and the entities it controlled
       for the FYE 30 JUN 2007, together with the
       statements and the reports of the Directors
       and the Auditors attached to the financial
       statements

2.     Adopt the remuneration report of the Company              Mgmt          Against                        Against
       for the FYE 30 JUN 2007

3.     Re-elect Mr. Kerry Matthew Stokes AO as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       Article 11.3 of the Company's Constitution

4.     Re-elect Mr. Peter Joshua Thomas Gammell as               Mgmt          For                            For
       a Director, who retires by rotation in accordance
       with Article 11.3 of the Company's Constitution

5.     Re-elect Professor Murray Charles Wells as a              Mgmt          For                            For
       Director, who retires by rotation in accordance
       with Article 11.3 of the Company's Constitution

6.     Authorize the Company, if in the 12 months following      Mgmt          For                            For
       the date of this AGM, the circumstances in
       the deadlock breaking mechanism as specified
       in the Investment Deed arise and the deadlock
       mechanism is initiated: to accept an offer
       to sell all of the securities in Seven Media
       Group Pty Limited and SMG Finco Pty Limited
       [together, the Relevant Securities] which are
       held by the Company, if such an offer is made
       by the KKR-affiliated entity Pleiades Media
       International ULC [or any of its permitted
       assigns or any other person who becomes at
       any time an Investor for the purposes of the
       Investment Deed] [together, the Investor] or
       to sell all of the Relevant Securities held
       by the Company pursuant to the other Investor's
       call option over those Relevant Securities,
       if circumstances exist such that call option
       becomes exercisable [whether those circumstances
       come to exist because the deadlock breaking
       mechanism as specified has been initiated by
       the Other Investor because the deadlock breaking
       mechanism has been initiated by the Company]

S.7    Approve, for the purpose of Section 260B(2)               Mgmt          For                            For
       of the Corporations Act 2001, to give the financial
       assistance provided by: a) Pacific Magazines
       (Who) Pty Limited, Pacific Magazines (PP) Pty
       Limited and their respective subsidiaries from
       time to time, to the Company, Seven Media Group
       Pty Limited, Pacific Magazines Pty Limited
       and their respective subsidiaries, in connection
       with the Magazine Acquisition as specified;
       and b) any other Company that is from time
       to time acquired [directly or indirectly] by
       Seven Media Group Pty Limited or its subsidiaries
       and becomes a subsidiary of the Company, where
       the giving of the financial assistance is required
       by the terms of the finance facilities as specified




--------------------------------------------------------------------------------------------------------------------------
 SGL GROUP, WIESBADEN                                                                        Agenda Number:  701495459
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6949M108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  DE0007235301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 04 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 financial year with
       the report of the Supervisory Board, the group
       financial statements and group annual report,
       and the report of the Board of Managing Directors
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 36,623,000 as follows: EUR 36,623,000
       shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 Financial            Mgmt          For                            For
       year.: Ernst and Young AG, Eschborn/Frankfurt

6.     Elections to the Supervisory Board                        Mgmt          For                            For

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital III, the creation of a new
       authorized capital III, and the corresponding
       amendment to the Article of Association; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 23,873,251.84 through the issue of
       up to 9,325,669 new bearer no-par shares against
       payment in cash, on or before 26 APR 2012,
       shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price and for residual amounts

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10 % of its share
       capital, at a price differing neither more
       than 10 % from the market price of the shares
       if they are acquired through the stock exchange,
       nor more than 15 % if they are acquired by
       way of a repurchase offer, on or before 24
       OCT 2009, the Board of Managing Directors shall
       be authorized to sell the shares on the Stock
       Exchange or to offer them to all shareholder,
       to dispose of the shares in a manner other
       than the stock ex change or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions , as employee shares, or for satisfying
       existing conversion or option rights, to use
       up to 30,000 own shares within the Company's
       Matching Share Plan, and to retire the shares

9.     Approval of the transformation of the Company             Mgmt          For                            For
       into a European Company [Societas Europaea,
       SE], the appointment of members of shareholders,
       representatives to the Supervisory Board, and
       appointment of the Auditors for the first FY
       of the SE the Company shall be transformed
       in to a European Company, upon the transformation,
       the term of office for the members of the Supervisory
       Board will end, Max Dietrich Kley, Prof. Utz-Hellmuth
       Felcht, Dr. Claus Hendricks, Dr. Hubert Lienha
       Rd, Andrew H. Simon, and Dr. Daniel Camus shall
       be appointed as representatives of the shareholders
       to the Supervisory Board, Ernst and Young AG,
       Eschborn/Frankfurt shall be appointed as the
       Auditor for the first FY of the SE

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SHAFTESBURY PLC                                                                             Agenda Number:  701436594
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80603106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Feb-2008
        ISIN:  GB0007990962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 30 SEP 2007 and the reports of the
       Directors and the Auditors

2.     Approve the report on Directors' Remuneration             Mgmt          For                            For
       for the YE 30 SEP 2007

3.     Declare a final dividend for the YE 30 SEP 2007           Mgmt          For                            For
       of 5.50p per ordinary share payable on 22 FEB
       2008 to holders of ordinary shares registered
       at the close of business on 01 FEB 2008

4.     Re-elect Mr. P.J. Manser as a Director of the             Mgmt          For                            For
       Company

5.     Re-elect Mr. B. Bickell as a Director of the              Mgmt          For                            For
       Company

6.     Re-elect Mr. A.W. MacDonald as a Director of              Mgmt          For                            For
       the Company

7.     Re-elect Mr. T.J.C. Welton as a Director of               Mgmt          For                            For
       the Company

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          Against                        Against
       Auditors of the Company from the end of the
       meeting until the end of the next general meeting
       at which financial statements are laid before
       the Company

9.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities pursuant to Section
       80 of the Companies Act 1985 [the 1985 Act],
       to exercise all powers of the Company to allot
       relevant securities as defined in Section 80(2)
       of the 1985 Act up to an aggregate nominal
       amount of GBP 11,000,000 consisting of 44,000,000
       ordinary shares of 25 pence each; [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months]; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Directors, in substitution of               Mgmt          For                            For
       all existing powers and pursuant to Section
       95 of the 1985 Act, to allot equity securities
       [Section 94 of the 1985 Act]: a) for cash pursuant
       to the authority conferred by Resolution 10;
       or b) by way of the sale of treasury shares
       [Section 162A of the 1985 Act], for cash, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the 1985 Act], to any such allotment provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue in favor of ordinary shareholders
       to the respective number ordinary shares of
       25 pence each; and ii) up to an aggregate nominal
       amount of GBP 1,650,000 consisting of 6,600,000
       ordinary shares of 25 pence each; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months]; and
       the Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the 1985 Act] of up to 13,200,000
       ordinary shares [representing 10% of the issued
       share capital of the Company] of 25 pence each
       in the capital of the Company, at a minimum
       price of GBP 0.25 and not more than 5% above
       the average middle market quotations for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the AGM of the Company or 15
       months]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

13.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes a subsidiary of the Company,
       pursuant to Section 366 of the Companies Act
       2006 [the 2006 Act] to make donations to EU
       political organizations not exceeding GBP 100,000
       and to incur EU political expenditure not exceeding
       GBP 100,000, provided that any such donations
       and/or EU political expenditure made or incurred
       by the Company does not exceed an aggregate
       of GBP 100,000; [Authority expires the earlier
       of the conclusion of the Company's next AGM
       or 15 months]; and the Company shall not use
       the authority granted other than in continuation
       of its business activities and the Company's
       policy of making no direct contributions to
       political parties shall remain unchanged




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  701405703
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7683K107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Nov-2007
        ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Proposed Spin-off as specified and            Mgmt          For                            For
       authorize the Board of Directors of the Company
       [the Board] to approve and implement the Proposed
       Spin-off and to do all such acts, to enter
       into all such agreements, transactions and
       arrangements and to take all such actions in
       connection therewith or arising therefrom in
       relation to the Proposed Spin-off as the Board
       may consider necessary or expedient in order
       to give effect to the Proposed Spin-off

2.     Approve the adoption of the WF Scheme, subject            Mgmt          For                            For
       to and conditional upon: a) the passing of
       an ordinary resolution of the shareholders
       of The Wing Fat Printing Company, Limited [WF
       Printing] approving the adoption of the share
       option scheme of WF Printing [the WF Scheme],
       as specified; b) the approval of the WF Scheme
       by the shareholders of the Company; c) the
       listing committee of The Stock Exchange of
       Hong Kong Limited granting approval of the
       listing of, and permission to deal in, the
       shares of WF Printing in issue and to be issued
       as mentioned in the prospectus [as specified]
       and any shares of WF Printing which may fall
       to be issued pursuant to the exercise of options
       granted under the WF Scheme, whether the granting
       of the listing and permission is subject to
       conditions or not; and d) the obligations of
       the underwriters of the Global Offering [as
       specified] under the underwriting agreements
       in respect of the Global Offering becoming
       unconditional [including, if relevant, as a
       result of the waiver of any condition(s) by
       the Global Coordinator (as specified) for itself
       and the said underwriters] and not being terminated
       in accordance with the respective terms of
       such underwriting agreements or otherwise and
       authorize the Board of Directors of the Company
       [the Board] to do all such acts, to enter into
       all such agreements, transactions and arrangements
       and to take all such actions in connection
       therewith or arising therefrom as the Board
       may consider necessary or expedient in order
       to give effect to the WF Scheme




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  701560903
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7683K107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2007 together with the reports of
       the Directors and the Auditor thereon

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Zhou Jie as a Director                       Mgmt          Against                        Against

3.B    Re-elect Mr. Qian Shi Zheng as a Director                 Mgmt          Against                        Against

3.C    Re-elect Dr. Lo Ka Shui as a Director                     Mgmt          For                            For

3.D    Re-elect Prof. Woo Chia-Wei as a Director                 Mgmt          For                            For

3.E    Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          Against                        Against
       as the Auditor and authorize the Directors
       to fix the Auditor's remuneration

5.     Authorize the Directors of the Company subject            Mgmt          For                            For
       during the Relevant Period [as specified] to
       repurchase ordinary shares in the capital of
       the Company [Shares] on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or on
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or any other stock exchange as amended from
       time to time and the aggregate nominal amount
       of the shares which the Company to repurchase
       pursuant to this resolution shall not exceed
       10% of the aggregate nominal amount of the
       shares in issue at the date of the passing
       of this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws of Hong
       Kong to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which would
       or might require the exercise of such powers,
       during and after the relevant period, and the
       aggregate nominal amount of share capital allotted,
       issued or dealt with or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors of the Company
       pursuant to this resolution, otherwise than
       pursuant to i) a rights issue [as specified],or
       ii) the exercise of the subscription or conversion
       rights attaching to any warrants, convertible
       bonds or other securities issued by the Company
       which are convertible into shares of the Company,
       or iii) any share option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to the eligible participants
       of shares or rights to acquire shares in the
       capital of the Company, or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of Hong Kong to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the aggregate nominal
       amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution 5 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 6, provided that such
       an amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701560066
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8063F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Kuok Khoon Ean as a Director                 Mgmt          For                            For

3.ii   Re-elect Mr. Kuok Khoon Loong, Edward as a Director       Mgmt          For                            For

3.iii  Re-elect Mr. Alexander Reid Hamilton as a Director        Mgmt          For                            For

3.iv   Re-elect Mr. Michael Wing-Nin Chiu as a Director          Mgmt          For                            For

4.     Approve to fix Directors' fees [including fees            Mgmt          For                            For
       payable to Members of the Audit and Remuneration
       Committees]

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified];
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; and (iv)
       any specific authority; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the HKSE] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time [as the case may be], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       6.B, the general mandate granted to the Directors
       of the Company and for the time being in force
       to exercise the powers of the Company to allot
       shares, by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 6.B, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SHAWCOR LTD                                                                                 Agenda Number:  701529022
--------------------------------------------------------------------------------------------------------------------------
    Security:  820904209                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  CA8209042099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report to the shareholders,            Non-Voting
       including the consolidated financial statements
       and the report of the Auditor for the YE 31
       DEC 2007

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBER 1. THANK YOU.

1.1    Elect Mr. William P. Buckley as a Director                Mgmt          For                            For

1.2    Elect Mr. James W. Derrick as a Director                  Mgmt          For                            For

1.3    Elect Mr. Leslie W.J. Hutchison as a Director             Mgmt          For                            For

1.4    Elect Mr. Geoffrey F. Hyland as a Director                Mgmt          For                            For

1.5    Elect Mr. Murray K. Mullen as a Director                  Mgmt          For                            For

1.6    Elect Mr. John F. Petch as a Director                     Mgmt          For                            For

1.7    Elect Mr. Robert J. Ritchie as a Director                 Mgmt          For                            For

1.8    Elect Mr. Paul G. Robinson as a Director                  Mgmt          For                            For

1.9    Elect Mr. Heather A. Shaw as a Director                   Mgmt          For                            For

1.10   Elect Ms. Virginia L. Shaw as a Director                  Mgmt          For                            For

1.11   Elect Mr. Zoltan D. Simo as a Director                    Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditor of               Mgmt          For                            For
       the Company and authorize the Directors to
       fix the Auditor's remuneration

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN INVESTMENT LTD                                                                     Agenda Number:  701547171
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7743P120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  HK0604011236
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreement dated 05 MAR             Mgmt          For                            For
       2008 entered into between Shum Yip Investment
       [Shenzhen] Limited [the Vendor] and [the Purchaser]
       pursuant to which the Vendor has conditionally
       agreed to dispose of 51% equity interest in
       Hubei Shumyip Huayin Traffic Development Company
       Limited to the Purchaser [as specified] and
       the transactions contemplated thereunder and
       authorize the Directors of the Company for
       and on behalf of the Company to sign, seal,
       execute, perfect, deliver and do all such documents,
       agreements, deeds, Acts, matters and things
       as they may in their discretion consider necessary,
       desirable or appropriate or expedient for the
       purpose of or in connection with the implementation
       of the Agreement and the transactions contemplated
       thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHENZHEN INVESTMENT LTD                                                                     Agenda Number:  701560218
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7743P120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  HK0604011236
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the report of the Directors and the independent
       Auditors' report for the year ended 31 DEC
       2007

2.     Declare a final dividend for the year ended               Mgmt          For                            For
       31 DEC 2007

3.A    Re-elect Mr. ZHAO Gesheng as a Director                   Mgmt          For                            For

3.B    Re-elect Dr. WU Jiesi as a Director                       Mgmt          For                            For

3.C    Approve to resolve not to fill up the vacated             Mgmt          For                            For
       offices resulted from the retirement of Mr.
       XIAO Rihai, Mr. LIANG Kaiping and Mr. LEE Yip
       Wah, Peter as the Directors

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint Auditors of the Company and authorize          Mgmt          For                            For
       the Board to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares in
       the capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange]or any other stock
       exchange on which the securities of the Company
       may be listed and is recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is to be held by law]

6.     Authorize the Directors, subject to this resolution       Mgmt          For                            For
       and pursuant to Section 57B of the Companies
       Ordinance, to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options, including
       warrants, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue;
       or ii) the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities issued by the Company which carry
       rights to subscribe for or are convertible
       into shares of the Company; or iii) the exercise
       of options granted under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares in the Company; or iv) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the articles of
       association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

7.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution Nos. 5 and 6 as
       specified, to allot, issue and deal with additional
       shares in the Company pursuant to Resolution
       No. 6 as specified, is extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution No.
       5 as specified, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Share Option Scheme adopted on 05 JUN
       2002 and the 10% limit under the Share Option
       Scheme refreshed on 12 JUN 2006, to grant to
       Mr. Zhang Huaqiao Share Option [the Share Option]
       to subscribe for not more than 12,000,000 shares
       of the Company at the subscription price per
       share to be determined at the date of offer
       of the grant of Share Option; and to approve
       and issue the offer letter for the grant of
       the Share Option to Mr. Zhang Huaqiao and to
       do any act or things to sign, seal, execute
       and/or deliver any documents for and on behalf
       of the Company as may be necessary, desirable
       or expedient in connection with the grant and
       exercise of such Share Option




--------------------------------------------------------------------------------------------------------------------------
 SHERRITT INTL CORP                                                                          Agenda Number:  701570271
--------------------------------------------------------------------------------------------------------------------------
    Security:  823901103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA8239011031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Authorize the Directors to determine the number           Mgmt          For                            For
       of Directors from time to time

2.1    Elect Mr. Ian W. Delaney as a Director                    Mgmt          For                            For

2.2    Elect Mr. Michael F. Garvey as a Director                 Mgmt          For                            For

2.3    Elect The Hon. Marc Lalonde as a Director                 Mgmt          For                            For

2.4    Elect Ms. Edythe A. (DEE) Marcoux as a Director           Mgmt          For                            For

2.5    Elect Mr. Bernard Michel as a Director                    Mgmt          For                            For

2.6    Elect Mr. Daniel P. Owen as a Director                    Mgmt          For                            For

2.7    Elect Sir Patrick Sheehy as a Director                    Mgmt          For                            For

2.8    Elect Mr. Jowdat Waheed as a Director                     Mgmt          For                            For

3.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       and authorize the Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 SHIMA SEIKI MFG.,LTD.                                                                       Agenda Number:  701637362
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72273105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3356500003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Adopt           Mgmt          Against                        Against
       Reduction of Liability System for Outside Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIMADZU CORPORATION                                                                        Agenda Number:  701638201
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72165129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3357200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHIMAMURA CO.,LTD.                                                                          Agenda Number:  701569090
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72208101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  JP3358200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Board Size to 14,             Mgmt          For                            For
       Increase Auditors Board Size to 5

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SHIMANO INC.                                                                                Agenda Number:  701481246
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72262108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3358000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Amend the Compensation to be Received by Directors        Mgmt          For                            For

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PPTY HLDGS LTD                                                                       Agenda Number:  701565826
--------------------------------------------------------------------------------------------------------------------------
    Security:  G81043104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the reports of the Directors
       and the Auditors of the Company for the YE
       31 DEC 2007

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007 to the shareholders of the Company

3.I    Re-elect Mr. Tung Chi Shing as an Executive               Mgmt          Against                        Against
       Director of the Company

3.II   Re-elect Mr. Yao Li as an Executive Director              Mgmt          Against                        Against
       of the Company

3.III  Re-elect Mr. Ip Wai Shing as an Executive Director        Mgmt          Against                        Against
       of the Company

3.IV   Re-elect Mr. Tang Ping Fai as an Executive Director       Mgmt          Against                        Against
       of the Company

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          Against                        Against
       and authorize the Board of Directors to fix
       the remuneration

5.     Authorize the Directors of the Company [Director]         Mgmt          For                            For
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company or securities
       convertible into shares, or options, warrants
       or similar rights to subscribe for any shares
       and to make or grant offers, agreements and
       options which would or might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws, of this resolution
       shall be in addition during and after the relevant
       period and the aggregate nominal amount of
       the share capital allotted, issued or otherwise
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued or otherwise dealt with
       [whether pursuant to an option or otherwise]
       by the Directors otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of any option granted under the share option
       scheme or similar arrangement for the time
       being adopted or to be adopted for the grant
       or issue to officers and/or employees of the
       Company and/or any of its subsidiaries, of
       options to subscribe for, or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company
       [Articles] in force from time to time, shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       and shall be limited accordingly; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

6.     Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and requirements,
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [Listing Rules], not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the AGM of the
       Company or the expiration of the period within
       which the next AGM of the Company is required
       by any applicable laws or the Articles to be
       held]

7.     Approve, conditional upon Resolutions 5 and               Mgmt          For                            For
       6 the aggregate nominal amount of the share
       capital of the Company which shall have been
       repurchased by the Company under the authority
       granted to the Directors as in Resolution 6
       [up to a maximum of 10% of the aggregate nominal
       amount of the share capital of the Company
       as in Resolution 6] shall be added to the aggregate
       nominal amount of the share capital that may
       be allotted, issued or otherwise dealt with,
       or agreed conditionally and unconditionally
       to be allotted, issued or otherwise dealt with
       by the Directors pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 SHIN-ETSU POLYMER CO.,LTD.                                                                  Agenda Number:  701632932
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72853112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3371600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       plan for Employees and            Directors
       of Wholly-Owned Subsidiaries.

3      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SHINDENGEN ELECTRIC MANUFACTURING CO.,LTD.                                                  Agenda Number:  701633578
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72724107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3377800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SHINKI CO.,LTD.                                                                             Agenda Number:  701633035
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7306U109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3371930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Increase Authorized Capital            Mgmt          Against                        Against
       to 604.55 Mil shs

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHINKO ELECTRIC INDUSTRIES CO.,LTD.                                                         Agenda Number:  701632920
--------------------------------------------------------------------------------------------------------------------------
    Security:  J73197105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3375800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHINKO SECURITIES CO.,LTD.                                                                  Agenda Number:  701620242
--------------------------------------------------------------------------------------------------------------------------
    Security:  J73348104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3373800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.     Amend the Articles of Incorporation                       Mgmt          No vote

3.1    Appoint a Director                                        Mgmt          No vote

3.2    Appoint a Director                                        Mgmt          No vote

3.3    Appoint a Director                                        Mgmt          No vote

3.4    Appoint a Director                                        Mgmt          No vote

3.5    Appoint a Director                                        Mgmt          No vote

4.     Appoint a Substitute Corporate Auditor                    Mgmt          No vote

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SHINKO SHOJI CO.,LTD.                                                                       Agenda Number:  701623250
--------------------------------------------------------------------------------------------------------------------------
    Security:  J73369118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3374200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHINMAYWA INDUSTRIES,LTD.                                                                   Agenda Number:  701610645
--------------------------------------------------------------------------------------------------------------------------
    Security:  J73434102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3384600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 SHIROKI CORPORATION                                                                         Agenda Number:  701630558
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74315110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3370000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Special Payment for Deceased Director             Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHIZUOKAGAS CO., LTD.                                                                       Agenda Number:  701480155
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7444M100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3351150002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHOCHIKU CO.,LTD.                                                                           Agenda Number:  701577124
--------------------------------------------------------------------------------------------------------------------------
    Security:  J74487109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3362800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.




--------------------------------------------------------------------------------------------------------------------------
 SHOWA CORPORATION                                                                           Agenda Number:  701620571
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75175109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3360300002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Payment of Retirement Benefit for Directors       Mgmt          Against                        Against
       and Auditors




--------------------------------------------------------------------------------------------------------------------------
 SHOWA SANGYO CO.,LTD.                                                                       Agenda Number:  701623755
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75347104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3366400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Reduce Board Size to 9                 Mgmt          For                            For

3      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense          Measures,
       Authorize Board to Abolish Anti-Takeover Defense
       Measures

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For

6      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

7      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LAND LTD                                                                            Agenda Number:  701563365
--------------------------------------------------------------------------------------------------------------------------
    Security:  G81151113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. William T. Addison as a Director             Mgmt          For                            For

3.b    Re-elect Dr. William K.L. Fung as a Director              Mgmt          For                            For

3.c    Re-elect Professor Gary C. Bidddle as a Director          Mgmt          For                            For

3.d    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.     Re-appoint the Auditors and authorize the Board           Mgmt          Against                        Against
       of Directors to fix their remuneration

5.a    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, during the relevant period
       [as hereinafter specified] to allot, issue
       and deal with additional shares of the Company
       [the shares] or securities convertible into
       shares, or options, warrants or similar rights
       to subscribe for any shares, and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       be and is hereby generally and unconditionally
       approved; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors pursuant to the approval given in
       of this resolution, otherwise than pursuant
       to: i) a Rights Issue [as hereinafter specified];
       ii) the exercise of the rights of subscription
       or conversion attaching to any warrants issued
       by the Company or any securities which are
       convertible into shares; iii) the exercise
       of any options granted under any share option
       scheme adopted by the Company or similar arrangement
       for the time being adopted for the grant or
       issue to the officers and/or employees of the
       Company and/or any of its subsidiaries of option
       to subscribe for, or rights to acquire shares;
       iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       in accordance with the Articles of Association
       of the Company from time to time; or shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the next
       AGM of the Company or the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of the Cayman Islands
       and other relevant jurisdiction to be held]

5.b    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares on the
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange] or on any other stock exchange on
       which the shares may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange,
       subject to and in accordance with all applicable
       laws and regulations, be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of the shares which may be repurchased
       by the Company pursuant to this resolution
       during the relevant period shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of this resolution and the
       approval granted under this resolution shall
       be limited accordingly; subject to the passing
       of each of the paragraphs of this Resolution,
       any prior approvals of the kind referred to
       in this resolution which had been granted to
       the Directors and which are still in effect;
       [Authority expires the earlier of the next
       AGM of the Company or the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws of the Cayman Islands
       and other relevant jurisdiction to be held]

5.c    Authorize the Directors of the Company, conditional       Mgmt          For                            For
       upon the passing of Resolutions 5.A and 5.B,
       to allot, issue or otherwise deal with securities
       of the Company pursuant to Resolution 5.A as
       specified, is extended by the addition thereto
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5.B as specified,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of this resolution

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LAND LTD                                                                            Agenda Number:  701590778
--------------------------------------------------------------------------------------------------------------------------
    Security:  G81151113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Second Further Injection           Mgmt          For                            For
       as specified and the transactions contemplated
       there under; and authorize the Directors of
       the Company [Director(s)] to do all such further
       acts and things and execute such further documents
       and take all steps which in their opinion may
       be necessary, desirable or expedient to implement
       and/or give effect to the Second Further Injection
       and all other transactions contemplated there
       under with any changes as such Directors may
       consider necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416477
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the STDM Transactions [including without         Mgmt          For                            For
       limitation the Commission, the STDM Ticket
       Purchases and the Discount] pursuant to the
       terms and conditions of the STDM Agency Agreement
       as amended by the SAA Extension, as specified,
       together with the STDM Commissions payable
       by Shun Tak-China Travel Shipping Investments
       Limited ['STCTS'] to Sociedade de Turismo e
       Diversoes de Macau S.A. ['STDM'] during the
       3 FYs ending 31 DEC 2008, 2009 and 2010 shall
       not exceed HKD 26 million, HKD 30.3 million
       and HKD 33.5 million respectively; the STDM
       Ticket Purchases during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       544.5 million, HKD 634.6 million and HKD 701.2
       million respectively; the Discount granted
       by STCTS to STDM during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       27.2 million, HKD 31.7 million and HKD 35.1
       million respectively; and authorize the Directors
       [or a duly authorized committee thereof] to
       take all such steps to implement the same and
       to execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions of the STDM Transactions
       as they think fit

2.     Approve, the Fuel Arrangement [including without          Mgmt          For                            For
       limitation the Fuel Arrangement Fee] pursuant
       to the terms and conditions of the Fuel Arrangement
       Agreement as amended by the FAA Extension,
       as specified, together with the Increased Cap
       and the annual cap of Fuel Arrangement Fee
       payable by STCTS to STDM during the FY ending
       31 DEC 2007 be increased to HKD 350 million;
       the Fuel Arrangement Fee payable by STCTS to
       STDM during the 3 FYs ending 31 DEC 2008, 2009
       and 2010 shall not exceed HKD 518.4 million,
       HKD 641.3 million and HKD 802.1 million respectively;
       and authorize the Directors [or a duly authorized
       committee thereof] to take all such steps to
       implement the same and to execute all documents
       or deeds as they may consider necessary or
       appropriate in relation thereto and to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Fuel Arrangement as they
       may think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416489
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisitions of the HHL-Nomusa Sale           Mgmt          For                            For
       Share, the HHL-NCPM Sale Share and the HHL-NTGPM
       Sale Share [as specified] [the 'HHL Acquisition'],
       on the terms of and subject to the conditions
       of the conditional Sale and Purchase Agreement
       dated 25 JUN 2007 between Ace Wonder Limited,
       an indirect wholly-owned subsidiary of the
       Company [the Purchaser], Hopewell Properties
       [B.V.I.] Limited [HPL], Hopewell Holdings Limited
       [HHL] and the Company, as amended and supplemented
       by the supplemental agreement dated 20 AUG
       2007 to extend the long stop date of the HHL
       Acquisition to 28 DEC 2007 [together the HHL
       Agreement, as specified and which were produced
       to the meeting], pursuant to which the Purchaser
       agreed to acquire and HPL agreed to sell and/or
       procure the sale of the HHL-Nomusa Sale Share,
       the HHL-NCPM Sale Share and the HHL-NTGPM Sale
       Share, and the Company and HHL agreed to guarantee
       the obligations of the Purchaser and HPL respectively
       under the HHL Agreement; and authorize the
       Directors [or a duly authorised Committee thereof]
       to take all such steps to implement the HHL
       Agreement and the transactions thereunder to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions as they think
       fit

2.     Approve the acquisitions of the STDM-Fast Shift           Mgmt          For                            For
       Sale Share and the STDM-Fast Shift Loans [as
       specified] [the STDM Acquisition], on the terms
       of and subject to the conditions of the conditional
       Sale and Purchase Agreement dated 26 JUN 2007
       [the STDM Agreement] between the Purchaser,
       Rapid Success Investments Limited [Rapid Success],
       Sociedade de Turismo e Diversoes de Macau,
       S.A. [STDM] and the Company [as specified],
       pursuant to which the Purchaser agreed to acquire
       and Rapid Success agreed to sell the STDM-Fast
       Shift Sale Share and the STDM-Fast Shift Loans
       and the Company and STDM agreed to guarantee
       the obligations of the Purchaser and Rapid
       Success respectively under the STDM Agreement;
       and authorize the Directors [or a duly authorised
       Committee thereof] to take all such steps to
       implement the STDM Agreement and the transactions
       thereunder to execute all documents or deeds
       as they may consider necessary or appropriate
       in relation thereto and to make any changes,
       modifications, amendments, waivers, variations
       or extensions of such terms and conditions
       as they think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701560826
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the FYE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Dr. Ho Hung Sun, Stanely as a Director           Mgmt          Against                        Against
       of the Company

3.2    Re-elect Ms. Ho Chiu King, Pansy as a Director            Mgmt          For                            For
       of the Company

3.3    Re-elect Mr. Chan Wai Lun, Anthony as a Director          Mgmt          Against                        Against
       of the Company

3.4    Re-elect Mr. Ho Hau Chong, Norman as a Director           Mgmt          For                            For
       of the Company

4.     Re-appoint H.C. Watt & Company as the Auditors            Mgmt          For                            For
       and approve to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on Share Repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.I    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B of the Companies Ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       any rights of subscription or conversion rights
       under any warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.II   Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       6.I in respect of the share capital of the
       Company referred to in such resolution

7.     Approve, until the shareholders of the Company            Mgmt          For                            For
       in AGM otherwise determines, the Directors'
       fees for the FYE 31 DEC 2008 at HKD 200,000
       be payable for each Independent Non-Executive
       Director and HKD 5,000 for each other Director;
       other Directors' remuneration to be fixed by
       the Board of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 SIDENOR SA                                                                                  Agenda Number:  701588773
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7835U103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2008
        ISIN:  GRS283101004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual financial statements for               Mgmt          For                            For
       the FY 2007 together with the Board of Directors
       and the Auditors relevant reports

2.     Grant discharge to the Board of Director Members          Mgmt          For                            For
       and Chartered Accountant Auditors from any
       liability for indemnity for the FY 2007

3.     Approve the distribution way and time of the              Mgmt          For                            For
       Companys profits distribution for the year
       2007

4.     Appoint the Company's Chartered Accountants               Mgmt          For                            For
       Auditors, for the FY 2008

5.     Approve the election of a temporary Director              Mgmt          For                            For

6.     Elect the New Board of Directors Members                  Mgmt          For                            For

7.     Approve the Board of Directors Members fees,              Mgmt          Abstain                        Against
       according to the Article 24 point 2 of C.L.2190/1920

8.     Amend the Article 7 of the CAA regarding the              Mgmt          For                            For
       Companys bearer shares to register shares

9.     Approve the common bond loans issuance                    Mgmt          Abstain                        Against

10.    Miscellaneous announcements                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIDENOR SA                                                                                  Agenda Number:  701636423
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7835U103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  GRS283101004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the issue of Common Bond Loan                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SIG PLC, SHEFFIELD                                                                          Agenda Number:  701540886
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80797106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0008025412
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements for            Mgmt          For                            For
       the YE 31 DEC 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of 18.7p per ordinary share on the ordinary
       shares in the Company

4.     Elect Mr. P.H. Blackbum as a Director, who retires        Mgmt          For                            For
       by rotation

5.     Re-elect Mr. L.O. Tench as a Director, who retires        Mgmt          For                            For
       by rotation

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to the Company, until the conclusion of the
       next general meeting at which financial statements
       are laid before the Company and authorize the
       Directors to fix their remuneration

7.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Company Act 1985, [in revocation
       of any existing unexercised previiously granted
       to the Directors to allot relevant securities]
       to allot relevant securities [Section 80(2)
       of that Act] up to an aggregate nominal amount
       of GBP 4,500,150 [being approximately one third
       of the current issued share capital]; [Authority
       expires the earlier of the conclusion of the
       2009 AGM of the Company or 15 months]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.8    Authorize the Directors, subject to passing               Mgmt          For                            For
       of Resolution 7 and pursuant to Section 95
       of the Companies Act 1985, [in revocation of
       any exisiting power given to the Directors
       pursuant to Section 95 of that Act] to allot
       equity securities [Section 94 of that Act]
       for cash pursuant to the general authority
       conferred by Resolution 7 and sell as treasury
       shares [Section 162A of that Act] for cash,
       disapplying the statutory pre-emption rights
       [Section 89(1) of that Act], provided that
       this power is limited to the allotment of equity
       securities and the sale of treasury shares:
       a) in connection with a rights issue in favor
       of ordinary shareholders; and b) up to an aggregate
       nominal amount of GBP 675,023; [Authority expires
       the earlier of the conclusion of the 2009 AGM
       of the Company or 15 months]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Company, pursuant to and in accordance      Mgmt          For                            For
       with Section 166 of the Companies Act 1985,
       to make market purchases [Section 163(3) of
       that Act] of up to 13,500,000 ordinary shares
       [10% of the current issued share capital of
       the Company] of 10p each in the capital of
       the Company, at a minimum price of 10p [exclusive
       of expenses] and not more than 5% above the
       average middle market quotation for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase; [Authority expires at
       earlier of the conclusion of the 2009 AGM of
       the Company or 30 JUL 2009]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.10   Approve and adopt as a new Articles of Association        Mgmt          For                            For
       of the Company in substitution for, and to
       the exclusion of ,the existing Articles of
       Association, with effect from the conclusion
       of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 SIGMA PHARMACEUTICALS LTD                                                                   Agenda Number:  701552665
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8484A107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  AU000000SIP6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman's address and presentation by the Managing       Non-Voting
       Director and Chief Executive Officer

2.     Receive the Company's financial report and the            Non-Voting
       Directors' and Auditor's report for the YE
       31 JAN 2008

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       JAN 2008

4.A    Re-elect Mr. David Bayes as a Director in accordance      Mgmt          For                            For
       with Rules 3.3 and 3.6 of the Company's Constitution

4.B    Re-elect Mr. Douglas Curlewis as a Director               Mgmt          For                            For
       in accordance with Rules 3.3 and 3.6 of the
       Company's Constitution

4.C    Re-elect Dr. John Stocker AO as a Director in             Mgmt          For                            For
       accordance with Rules 3.3 and 3.6 of the Company's
       Constitution

4.D    Re-elect Mr. William Scott as a Director in               Mgmt          For                            For
       accordance with Rules 3.3 and 3.6 of the Company's
       Constitution

5.     Approve, for the purpose of ASX Listing Rules             Mgmt          For                            For
       10.14, to grant Performance Rights to the Managing
       Director and Chief Executive Officer, Mr. Elmo
       de Alwis, on the specified terms

S.6    Approve, under Section 260B(2) of the Corporations        Mgmt          For                            For
       Act, to the guarantor accession arrangements
       to be entered into each Orphan Subsidiary and
       all other financial assistance under Section
       260A of the Corporation Acts, as specified




--------------------------------------------------------------------------------------------------------------------------
 SIKA AG, BAAR                                                                               Agenda Number:  701484723
--------------------------------------------------------------------------------------------------------------------------
    Security:  H7631K158                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  CH0000587979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Approve the annual report, [including remuneration        Mgmt          For                            For
       reports] annual financial statements and consolidated
       financial statements for 2007

2.     Approve the appropriation of the retained earnings        Mgmt          For                            For
       of Sika AG

3.     Grant discharge to the Administrative Bodies              Mgmt          For                            For

4.1    Re-election Mr. Urs F. Burkard as a Member of             Mgmt          For                            For
       the Board of Directors for a further 3-year
       term of office

4.2    Appoint Ernst and Young AG as the Statutory               Mgmt          For                            For
       and Group Auditors

5.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  701512433
--------------------------------------------------------------------------------------------------------------------------
    Security:  F88835115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors, approves the Company's financial
       statements for the YE in 31 DEC 2007, as presented;
       approve the report s of the Chairman of the
       Board of Directors on the conditions for the
       preparation and the organization of the work
       of the Board, and the Auditors on the internal
       Audit procedures in accounting and financial
       matters; Earnings for the FY: EUR 51,404,622.91
       the shareholders' meeting approve the expenses
       and charges that were not tax deductible of
       EUR 15,622.00 grant permanent discharge to
       the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; earnings for
       the FY: EUR 37,556,238.65

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: distributable
       income: EUR 51,695,898.61 earnings for the
       FY: EUR 51,404,622.91 prior retained earnings:
       EUR 291,275.70 the shareholders will receive
       a net dividend of EUR 4.00 per share, and will
       entitle to the 40 % deduction provided by the
       French Tax Code; this dividend will be paid
       on 28 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account ;as required by law, it is reminded
       that, for the last 3 FYs, the dividends paid,
       were as follows: EUR 54,737,921.11 for FY 2004
       EUR 60,801,226.50 for FY 2005 EUR 65,152,062.93
       for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 and
       following of the French Commercial Code, notices
       that there are no new agreements

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L225.38 of the
       French Commercial Code; approve the granting
       of an indemnity to Mr. Dominique Schlissinger
       in the event of his removal

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, approve the granting
       of an indemnity to Mr. Philippe Lemoine in
       the event of his removal

O.7    Approve to renew the appointment of Mr. Caisse            Mgmt          For                            For
       Centrale De Prevoyance Mutuelle Agricole Retraite
       as a Director for a 6 year period

O.8    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Carraud as a Director for a 6 year period

O.9    Approve to renew the appointment of Societe               Mgmt          For                            For
       Mutuelled Assurance Surlavie Du Batiment Et
       Des Travaux publics as a Director for a 6 year
       period

O.10   Approve to renew the appointment of Mr. Groupama          Mgmt          For                            For
       as a Director, for a 6 year period

O.11   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 348,240,600.00; [Authority expires
       at 18 month period]; this supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2007 in its
       6; to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by issuance, with preferred subscription
       rights maintain ed, of shares and debt security
       and or by way of capitalizing; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 500,000,000.00
       and the amount of the shares: EUR 25,000,000.00;[Authority expires at 26 month period]; this supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capita l, on 1 or more occasions, in France
       or abroad, by issuance, with preferred subscription
       rights maintained, of share and debt security
       and or by way of capitalizing; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 500,000,000.00;
       and the amount of the share: EUR 25,000,000.00;
       [Authority expires at 26 month period]; this
       supersedes any and all earlier delegations
       to the same effect, to take all necessary measure
       s and accomplish all necessary formalities

E.14   Approve the Board of Directors to increase the            Mgmt          Against                        Against
       number of securities to be issued in the event
       of a capital increase with or without preferential
       subscription right of shareholders, at the
       same price as the initial issue, within 30
       days of the closing of the subscription

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the company
       and comprised of capital securities or securities
       giving access to share capital;[Authority expires
       at 26 month period]; to charge the share issuance
       costs against the related premiums and deduct
       from the premiums the amounts necessary to
       raise the legal reserve to 1/10 of the new
       capital after each increase; the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and Corporate officers of the Company who are
       members of a Company savings plan;[Authority
       expires at 26 month period], and for a nominal
       amount that shall not exceed EUR 320,000 00,
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at 24 month period],
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       officers of the Company and related Companies;
       they may not represent more than 0.25 % of
       the share capital;[Authority expires at 38
       month period]; to cancel the shareholders'
       preferential subscription rights; to take all
       necessary measures and accomplish all necessary
       formalities

E.19   Amend Article Number 1, 22, 24, 2 6, 27 and               Mgmt          For                            For
       31 of the ByLaws

E.20   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SIMS GROUP LTD                                                                              Agenda Number:  701390863
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8505L116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Nov-2007
        ISIN:  AU000000SGM7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the related Directors' report, Directors'
       declaration and Auditor's report

2.1    Re-elect Mr. Ross Cunningham as a Executive               Mgmt          For                            For
       Director of the Company, who retires in rotation
       at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules

2.2    Re-elect Mr. Christopher Renwick as a Non-Executive       Mgmt          For                            For
       Director of the Company, who retires at the
       AGM in accordance with the Company's Constitution
       and the ASX Listing Rules

2.3    Re-elect Mr. Mike Iwanaga as a Non-Executive              Mgmt          For                            For
       Director of the Company, who retires at the
       AGM in accordance with the Company's Constitution
       and the ASX Listing Rules

       Mr. Geoffrey Brunsdon, who retires by rotation            Non-Voting
       at the AGM in accordance with the Company's
       Constitution and the ASX Listing Rules, has
       informed the Company that he will not be standing
       for re-election

       Dr. Robert Every has informed the Company that            Non-Voting
       he will be retiring at the conclusion of the
       AGM

S.3    Amend the Constitution in relation to Hugo Neu            Mgmt          For                            For
       Corporation, as specified

S.4    Amend the Constitution in relation to Mitsui              Mgmt          Against                        Against
       & Co., as specified

5.     Approve, in accordance with Clause 21.1(a) of             Mgmt          For                            For
       the Company's Constitution and ASX Listing
       Rule 10.17, to increase the maximum aggregate
       cash remuneration which may be paid to the
       Directors (other than Executive Directors)
       for services rendered as Directors, by AUD
       1,000,000 from AUD 1,500,000 to AUD 2,500,000
       per annum

6.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 for, the issue of 224,534 performance
       rights to Mr. Jeremy Sutcliffe, the Group Chief
       Executive, effective 25 SEP 2007 and the issue
       of any Sims Group Limited ordinary shares upon
       the exercise of those performance rights, in
       the Company under the terms of the Sims Group
       Long Term Incentive Plan, as specified

7.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 for, the issue of 66,847 performance
       rights to Mr. Ross Cunningham, Executive Director,
       effective 25 SEP 2007 and the issue of any
       Sims Group Limited ordinary shares upon the
       exercise of those performance rights, in the
       Company under the terms of the Sims Group Long
       Term Incentive Plan, as specified

8.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007 [as set out in Directors' Report]




--------------------------------------------------------------------------------------------------------------------------
 SINANEN CO.,LTD.                                                                            Agenda Number:  701607915
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7554V106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3354000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LAND LTD                                                                          Agenda Number:  701521216
--------------------------------------------------------------------------------------------------------------------------
    Security:  V80978113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Memorandum of Association of the Company        Mgmt          Against                        Against
       as specified and adopt the new Articles of
       Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LAND LTD                                                                          Agenda Number:  701530479
--------------------------------------------------------------------------------------------------------------------------
    Security:  V80978113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2007

2.     Declare a final dividend of 20 cents per share            Mgmt          For                            For
       tax exempt [1-tier][2006: first and final dividend
       of 20 % per share and a special dividend of
       25 cents per share, less Singapore Income Tax
       at 18% for the YE 31 DEC 2007

3.     Approve the Director's fees of SGD 315,250 for            Mgmt          For                            For
       the YE 31 DEC 2007 [2006: SGD 297,314]

4.A    Re-elect Mr. Antonio L. Go as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 109
       of the Company's Articles of Association

4.B    Re-elect Mr.  Roberto R. Romulo as a Director,            Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company's Articles of Association

4.C    Re-elect Mr. Alvin Yeo Khirn Hai as a Director,           Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company's Articles of Association

5.A    Re-appoint Mr. Wee Cho Yaw as a Director, who             Mgmt          Against                        Against
       retires under Section 153 (6) of the Companies
       Act, Capter 50, until the next AGM

5.B    Re-appoint Mr. John Gokongwei Jr as a Director,           Mgmt          Against                        Against
       who retires under Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

5.C    Re-appoint Mr. Tan Boon Teik as a Director,               Mgmt          For                            For
       who retires under Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

5.D    Re-appoint Mr. Hwang Soo Jin as a Director,               Mgmt          For                            For
       who retires under Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

5.E    Re-appoint Mr. Gabriel C. Singson, as a Alternate         Mgmt          Against                        Against
       Director to Mr. Perry L. Pe, who retires under
       pursuant to Section 153 (6) of the Companies
       Act, Chapter 50, until the next AGM

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          Against                        Against
       the Auditors and authorize the Directors to
       fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited [SGX-ST Listing
       Manual], to issue shares [including the issue
       of shares pursuant to offers, agreements or
       options made or granted by the Company] and
       convertible securities [including the making
       and granting of offers, agreements or options
       which would or which might require shares to
       be issued or allotted], the aggregate number
       of shares and convertible securities issued
       pursuant to this resolution to shareholders
       on a pro rata basis not exceeding 50% of the
       issued share capital of the Company, and under
       circumstances where Members of the Company
       are not given an opportunity to participate
       in such an issue, offer, agreement or option
       referred to as specified, not exceeding 20%
       of the issued share capital of the Company;
       and the percentage of issued share capital
       shall be calculated based on the Company's
       issued share capital at the time of the passing
       of this resolution after adjusting for new
       shares arising from the conversion or exercise
       of convertible securities or exercising share
       options or vesting of share awards outstanding
       or substituting at the time of the passing
       of this resolution in compliance with Part
       VIII of Chapter 8 of the SGX-ST Listing Manual,
       and any subsequent consolidation or subdivision
       of shares; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       as required by Law to be held]

8.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE PETROLEUM CO LTD                                                                  Agenda Number:  701529363
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8120K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1A07000569
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the YE 31 DEC 2007

2.     Declare a final tax exempt one-tier dividend              Mgmt          For                            For
       of 40 cents per share for the FYE 31 DEC 2007

3.     Approve the Directors' fees of SGD264,000 for             Mgmt          For                            For
       the YE 31 DEC 2007

4.A    Re-elect Mr. Koh Ban Heng as a Director who               Mgmt          For                            For
       retire pursuant to Article 109 of the Company's
       Articles of Association

4.B    Re-elect Mr. Geoffrey John King as a Director             Mgmt          For                            For
       who retire pursuant to Article 109 of the Company's
       Articles of Association

4.C    Re-elect Dr. Chin Wei-Li, Audrey Marie as a               Mgmt          For                            For
       Director who retire pursuant to Article 109
       of the Company's Articles of Association

5.     Re-elect Mr. Bertie Cheng Shao Shiong as a Director,      Mgmt          For                            For
       pursuant to Section 153(6), to hold office
       from the date of this AGM until the next AGM

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       or otherwise acquire the shares in the capital
       of the Company [the Shares] not exceeding in
       aggregate the prescribed limit [means 10% of
       the total number of issued shares], at such
       price(s) as may be determined by the Directors
       of the Company from time to time up to the
       maximum price [not exceeding: (i) in the case
       of a Market Purchase: 105 per cent of the Average
       Closing Price; (ii) in the case of an Off-Market
       Purchase: 120 per cent of the Average Closing
       Price], whether by way of: (i) market purchases
       [each a Market Purchase] on the Singapore Exchange
       Securities Trading Limited [SGX-ST]; and/or
       (ii) off-market purchases [each an Off-Market
       Purchase] effected otherwise than on the SGX-ST
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Directors
       of the Company as they consider fit, which
       scheme(s) shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       approve in accordance with all other provisions
       of the Companies Act and listing rules of the
       SGX-ST as may for the time being be applicable,
       [the Share Buyback Mandate]; [Authority expires
       at the date on which the next AGM of the Company
       is held or the date on which the share buybacks
       are carried out to the full extent mandated];
       to complete and do all such acts and things
       as they may consider expedient or necessary
       to give effect to the transaction

8.     Authorize the Directors of the Company to: (a)            Mgmt          For                            For
       issue Shares [as defined in Resolution 7 above]
       in the capital of the Company whether by way
       of rights, bonus or otherwise, including any
       capitalization pursuant to Article 151 of the
       Company's Articles of Association of any sum
       for the time being standing to the credit of
       any of the Company's reserve accounts or any
       sum standing to the credit of the profit and
       loss account or otherwise available for distribution;
       and/or (b) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require Shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       that the authority so conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while the authority was in
       force, provided that: (i) the aggregate number
       of shares to be issued pursuant to this resolution
       [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution and including Shares which
       may be issued pursuant to any adjustments effected
       under any relevant Instrument], does not exceed
       50 % of the total number of issued shares excluding
       treasury shares, in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (ii) below], of which the aggregate number
       of shares to be issued other than on a pro
       rata basis to existing shareholders of the
       Company [including Shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution and including Shares which
       may be issued pursuant to any adjustments effected
       under any relevant Instrument] does not exceed
       20 % of the total number of issued shares excluding
       treasury shares in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (ii) below]; (ii) for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (i) above, the percentage
       of total number of issued shares excluding
       treasury shares in the capital of the Company
       shall be calculated based on the total number
       of issued shares excluding treasury shares
       in the capital of the Company as at the date
       of the passing of this resolution after adjusting
       for: (a) new shares arising from the conversion
       or exercise of convertible securities or Employee
       share options on issue as at the date of the
       passing of this resolution; and (bb) any subsequent
       consolidation or sub-division of shares; (iii)
       in exercising the power to make or grant Instruments
       [including the making of any adjustments under
       the relevant Instrument], the Company shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       at the conclusion of the next AGM of the Company
       or the date by which the next AGM is required
       by law to be held]

9.     Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the SPC
       Share Option Scheme 2000 and/or to grant awards
       in accordance with the provisions of the SPC
       Restricted Share Plan and/or the SPC Performance
       Share Plan; and  given to the Directors to
       exercise full powers of the Company to issue,
       allot or otherwise dispose of shares in the
       capital of the Company as may be required to
       be issued, allotted or disposed, in connection
       with or pursuant to the exercise of the options
       granted under the SPC Share Option Scheme 2000
       and/or such number of Shares as may be required
       to be issued or allotted pursuant to the vesting
       of awards under the SPC Restricted Share Plan
       and/or the SPC Performance Share Plan; provided
       that the aggregate number of Shares to be issued
       and allotted pursuant to the SPC Share Option
       Scheme 2000, the SPC Restricted Share Plan
       and the SPC Performance Share Plan shall not
       exceed 15% of the total number of issued shares
       excluding treasury shares in the capital of
       the Company from time to time

10.    Authorize the Company, its subsidiaries and               Mgmt          For                            For
       target associated Companies or any of them,
       for the purposes of Chapter 9 of the listing
       manual [Chapter 9] of the SGX-ST, for the Company,
       its subsidiaries and target associated Companies
       or any of them, to enter into any of the transactions
       falling within the types of interested person
       transactions, as set out in the Company's Circular
       to shareholders dated 30 MAY 1997 [the Circular]
       and as amended by shareholders' resolutions
       on 21 JUN 1999 and 14 MAY 2003 [collectively
       the Updates to the Circular], with any party
       who is of the class of interested persons described
       in the Circular as amended by the updates to
       the Circular, provided that such transactions
       are carried out in the ordinary course of business,
       on normal commercial terms and in accordance
       with the guidelines and review procedures for
       interested person transactions as set out in
       the Circular and amended by the updates to
       the Circular [the Shareholders' Mandate]; [Authority
       expires earlier the conclusion of the next
       AGM of the Company or the date by which the
       next AGM is required by law to be held]; authorize
       the Directors of the Company be to complete
       and do all such acts and things [including,
       without limitation, executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the shareholders' mandate
       and/or this resolution

11.    Transact any other business                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701636891
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8120Z103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       FYE 31 MAR 2008, and the Directors' report
       and the Independent Auditor's report thereon

2.     Declare a final tax exempt 1-tier dividend of             Mgmt          For                            For
       2.5 cents per ordinary share in respect of
       the FYE 31 MAR 2008

3.     Re-elect Mr. Lim Ho Kee as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with Article 91 of
       the Company's Articles of Association

4.     Re-elect Mr. Kenneth Michael Tan Wee Kheng as             Mgmt          For                            For
       a Director, who retires by rotation in accordance
       with Article 91 of the Company's Articles of
       Association

5.     Re-elect Mr. Tan Yam Pin as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Article
       91 of the Company's Articles of Association

6.     Re-elect Mr. Lim Eng as a Director, who retires           Mgmt          Against                        Against
       by rotation in accordance with Article 97 of
       the Company's Articles of Association

7.     Re-elect Mr. Wilson Tan Wee Yan as a Director,            Mgmt          Against                        Against
       who retires by rotation in accordance with
       Article 97 of the Company's Articles of Association

8.     Approve Directors' fees payable by the Company            Mgmt          For                            For
       of SGD 636,006 for the FYE 31 MAR 2008

9.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

       Transact any other business                               Non-Voting

10.    Authorize the Directors to issue shares in the            Mgmt          For                            For
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options [collectively,
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors of the Company while this
       Resolution is in force, provided that: the
       aggregate number of shares to be issued pursuant
       to this Resolution [including shares to be
       issued in pursuance of Instruments made or
       granted pursuant to this Resolution] does not
       exceed 50% of the total number of issued shares
       [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph (II) below], of which the
       aggregate number of shares to be issued other
       than on a pro rata basis to shareholders of
       the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10 % of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (II) below]; [subject to such manner of calculation
       as may be prescribed by the SGX-ST] for the
       purpose of determining the aggregate number
       of shares that may be issued under sub-paragraph
       (I) above, the percentage of issued shares
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time this Resolution
       is passed, after adjusting for: new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue or consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

11.    Approve the Directors to offer and grant options          Mgmt          For                            For
       [Options] in accordance with the provisions
       of the Singapore Post Share Option Scheme [Share
       Option Scheme] and to allot and issue from
       time to time such number of shares as may be
       required to be issued pursuant to the exercise
       of the Options under the Share Option Scheme,
       provided that the aggregate number of shares
       to be issued pursuant to the Share Option Scheme
       shall not exceed 5 % of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  701636904
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8120Z103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, its subsidiaries and               Mgmt          For                            For
       associated companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited (SGX-ST),
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified; [Authority expires at the conclusion
       of the next AGM of the Company]; the Directors
       of the Company to complete and do all such
       acts and things as they and/or he may consider
       expedient or necessary or in the interests
       of the Company to give effect to the shareholders
       mandate and/or this resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the Maximum Limit,
       as specified at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price, whether by way
       of :i) market purchase(s) on the SGX-ST and/or
       any other stock exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or ii) off-market purchase(s)
       [if effected otherwise than on the SGX-ST or,
       as the case may be, Other Exchange] in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, approve the other exchange
       as may for the time being be applicable and
       to the Share Purchase Mandate may be exercised
       by the Directors at any time and form time
       to time during the period commencing from the
       date of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SINO FST CORP                                                                               Agenda Number:  701577693
--------------------------------------------------------------------------------------------------------------------------
    Security:  82934H101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  CA82934H1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the proposed nominees as the Directors              Mgmt          For                            For
       of the Corporation as specified

2.     Appoint Ernst & Young LLP as the Auditors of              Mgmt          For                            For
       the Corporation for the ensuing year and authorize
       the Directors of the Corporation to fix the
       remuneration to be paid to the Auditor




--------------------------------------------------------------------------------------------------------------------------
 SINO-I TECHNOLOGY LTD                                                                       Agenda Number:  701564622
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y80235149                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  HK0250031678
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Luo Ning as a Director of the Company        Mgmt          Against                        Against

2.B    Re-elect Mr. Huang Yaowen as a Director of the            Mgmt          For                            For
       Company

2.C    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3.     Re-appoint the retiring Auditors and authorize            Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue or deal with additional shares in the
       capital of the Company, and to allot, issue
       or grant securities convertible into such shares,
       or options, warrants or similar rights to subscribe
       for any such shares or such convertible securities
       and to make or grant offers, agreements and
       options during the relevant period, not exceeding
       20% of the nominal amount of the issued share
       capital of the Company on the date of this
       resolution, otherwise than pursuant to: i)
       a Rights Issue; ii) any scrip dividend or similar
       arrangement; iii) an issue of shares under
       any option scheme or similar arrangement; or
       iv) an issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares in the Company; [Authority expires the
       earliest of the conclusion of the AGM of the
       Company or the expiration of the period within
       which the next AGM of the Company is required
       by law or the Articles of Association of the
       Company to be held]

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange], in accordance with all
       applicable laws and the regulations of the
       rules governing the listing of securities on
       the Stock Exchange as amended from time to
       time, not exceeding 10% of the nominal amount
       of the issued share capital of the Company
       on the date of this resolution; [Authority
       expires the earliest of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by law or the Articles of Association
       of the Company to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       number 4 and 5 as specified, to extend the
       general mandate granted to the Directors of
       the Company, to issue and dispose of additional
       shares pursuant to Resolution 4 as specified,
       by an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company pursuant to Resolution
       number 5 as specified, provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       on the date of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701429501
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  28-Dec-2007
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the Import Service Framework          Mgmt          For                            For
       Agreement [as specified] and the execution
       thereof and implementation of all transactions
       thereunder; approve the proposed maximum aggregate
       annual values of the transactions under the
       Import Service Framework Agreement as specified
       and authorize the Directors of the Company
       to sign, execute, perfect and deliver all such
       documents and do all such deeds, acts, matter
       and things as they may in their absolute discretion
       consider necessary or desirable for the purpose
       of or in connection with the implementation
       of the Import Service Framework Agreement and
       all transactions and other matters contemplated
       thereunder or ancillary thereto, to waive compliance
       from and/or agree to any amendment or supplement
       to any of the provisions of the Import Service
       Framework Agreement which in their opinion
       is not of a material nature and to effect or
       implement any other matters referred to in
       this Resolution

2.     Approve and ratify the Fertilizer Purchase Agreement      Mgmt          For                            For
       as specified and the execution thereof and
       implementation of all transactions thereunder;
       approve the proposed maximum aggregate annual
       values of the transactions under the Fertilizer
       Purchase Agreement as specified, provided that
       the Company shall not be subject to such maximum
       aggregate annual values when the transaction
       contemplated under the Fertilizer Purchaser
       Agreement is no longer regarded as a connected
       transaction under the Listing Rules and authorize
       the Directors of the Company to sign, execute,
       perfect and deliver all such documents and
       do all such deeds, acts, matter and things
       as they may in their absolute discretion consider
       necessary or desirable for the purpose of or
       in connection with the implementation of the
       Fertilizer Purchase Agreement and all transactions
       and other matters contemplated thereunder or
       ancillary thereto, to waive compliance from
       and/or agree to any amendment or supplement
       to any of the provisions of the Fertilizer
       Purchase Agreement which in their opinion is
       not of a material nature and to effect or implement
       any other matters referred to in this Resolution

3.     Approve and ratify the Fertilizer Supply Agreement        Mgmt          For                            For
       as specified and the execution thereof and
       implementation of all transactions thereunder;
       approve the proposed maximum aggregate annual
       values of the transactions under the Fertilizer
       Supply Agreement as specified, provided that
       the Company shall not be subject to such maximum
       aggregate annual values when the transaction
       contemplated under the Fertilizer Supply Agreement
       is no longer regarded as a connected transaction
       under the Listing Rules and authorize the Directors
       of the Company to sign, execute, perfect and
       deliver all such documents and do all such
       deeds, acts, matter and things as they may
       in their absolute discretion consider necessary
       or desirable for the purpose of or in connection
       with the implementation of the Fertilizer Supply
       Agreement and all transactions and other matters
       contemplated thereunder or ancillary thereto,
       to waive compliance from and/or agree to any
       amendment or supplement to any of the provisions
       of the Fertilizer Supply Agreement which in
       their opinion is not of a material nature and
       to effect or implement any other matters referred
       to in this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701429513
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  28-Dec-2007
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Acquisition Agreement              Mgmt          For                            For
       [as specified] and the execution thereof and
       the Purchaser's Undertaking [as specified]
       and implementation of all transactions thereunder
       [including the Acquisition, the Lock-up Undertaking
       and the Voting Undertaking (as specified)];
       and authorize the Directors of the Company
       to sign, execute, perfect and deliver all such
       documents and do all such deeds, acts, matters
       and things as they may in their absolute discretion
       consider necessary or desirable for the purpose
       of or in connection with the implementation
       of the Acquisition Agreement and the Purchaser's
       Undertaking and all transactions and other
       matters contemplated thereunder or ancillary
       thereto, to waive compliance from and/or agree
       to any amendment or supplement to any of the
       provisions of the Acquisition Agreement which
       in their opinion is not of a material nature
       and to effect or implement any other matters
       referred to in this resolution

2.     Approve: and ratify the Subscription Agreement            Mgmt          For                            For
       [as specified] and the execution thereof and
       implementation of all transactions thereunder;
       conditional upon the Listing Committee of The
       Stock Exchange of Hong Kong Limited granting
       the listing of, and the permission to deal
       in, the Subscription Shares [as specified],
       the issue and allotment of the Subscription
       Shares; and authorize the Directors of the
       Company to sign, execute, perfect and deliver
       all such documents and do all such deeds, acts,
       matters and things as they may in their absolute
       discretion consider necessary or desirable
       for the purpose of or in connection with the
       implementation of the Subscription Agreement
       and all transactions and other matters contemplated
       thereunder or ancillary thereto, to waive compliance
       from and/or agree to any amendment or supplement
       to any of the provisions of the Subscription
       Agreement which in their opinion is not of
       a material nature and to effect or implement
       any other matters referred to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701430162
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  28-Dec-2007
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Tianji Acquisition Agreement       Mgmt          For                            For
       [as specified] and the execution thereof and
       implementation of all transactions thereunder;
       and authorize the Directors of the Company
       to sign, execute, perfect and deliver all such
       documents and do all such deeds, acts, matters
       and things as they may in their absolute discretion
       consider necessary or desirable for the purpose
       of or in connection with the implementation
       of the Tianji Acquisition Agreement and all
       transactions and other matters contemplated
       thereunder or ancillary thereto, to waive compliance
       from and/or agree to any amendment or supplement
       to any of the provisions of the Tianji Acquisition
       Agreement which in their opinion is not of
       a material nature and to effect or implement
       any other matters referred to in this resolution

2.     Approve and ratify the Shandong Acquisition               Mgmt          For                            For
       Agreement [as specified] and the execution
       thereof and implementation of all transactions
       thereunder; and authorize the Directors of
       the Company to sign, execute, perfect and deliver
       all such documents and do all such deeds, acts,
       matters and things as they may in their absolute
       discretion consider necessary or desirable
       for the purpose of or in connection with the
       implementation of the Shandong Acquisition
       Agreement and all transactions and other matters
       contemplated thereunder or ancillary thereto,
       to waive compliance from and/or agree to any
       amendment or supplement to any of the provisions
       of the Shandong Acquisition Agreement which
       in their opinion is not of a material nature
       and to effect or implement any other matters
       referred to in this resolution

3.     Approve: and ratify the Fertilizer Purchase               Mgmt          For                            For
       Framework Agreement [as specified] and the
       execution thereof and implementation of all
       transactions thereunder; and the proposed maximum
       aggregate annual values of the transactions
       under the Fertilizer Purchase Framework Agreement
       as specified; and authorize the Directors of
       the Company to sign, execute, perfect and deliver
       all such documents and do all such deeds, acts,
       matters and things as they may in their absolute
       discretion consider necessary or desirable
       for the purpose of or in connection with the
       implementation of the Fertilizer Purchase Framework
       Agreement and all transactions and other matters
       contemplated thereunder or ancillary thereto,
       to waive compliance from and/or agree to any
       amendment or supplement to any of the provisions
       of the Fertilizer Purchase Framework Agreement
       which in their opinion is not of a material
       nature and to effect or implement any other
       matters referred to in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOFERT HOLDINGS LTD                                                                       Agenda Number:  701578974
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403G103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  BMG8403G1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditors of the Company
       for the YE 31 DEC 2007

2.     Approve and declare a final dividend for the              Mgmt          For                            For
       YE 31 DEC 2007

3.A    Re-elect Mr. Liu De Shu as a Non-Executive Director       Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       to fix his remuneration

3.B    Re-elect Mr. Harry Yang as an Executive Director          Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       to fix his remuneration

3.C    Re-elect Mr. Ko Ming Tung, Edward as an Independent       Mgmt          For                            For
       Non-Executive Director of the Company and authorize
       the Board of Directors to fix his remuneration

3.D    Re-elect Mr. Tang Tin Sek as an Independent               Mgmt          For                            For
       Non-Executive Director of the Company and authorize
       the Board of Directors to fix his remuneration

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM of the Company and authorize
       the Board of Directors to fix their remuneration

5.     Amend the terms of Share Option Scheme of the             Mgmt          For                            For
       Company adopted on 26 AUG 2002 by deleting
       the existing Clause 6.03(a) in its entirety
       and substituting therefore the specified new
       Clause 6.03(a)

6.     Authorize the Directors of the Company ['Directors']      Mgmt          For                            For
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company ['Shares'] or
       securities convertible into Shares or options,
       warrants or similar rights to subscribe for
       shares or such convertible securities and to
       make or grant offers, agreements and options
       which would or might require the exercise of
       such power, during and after the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the ordinary share capital of the
       Company in issue as at the date of passing
       of this resolution, otherwise than pursuant
       to: i) a rights issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares; iii) the exercise of any option
       granted under any Option Scheme or similar
       arrangement for the time being adopted for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or right to acquire shares; or iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on the shares in
       accordance with the Byelaws of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Bye-laws of the Company to be held]

7.     Authorize the Directors of Company ['Directors']          Mgmt          For                            For
       to repurchase ordinary shares of the Company
       ['Shares'] on The Stock Exchange of Hong Kong
       Limited or on any other stock exchange on which
       the shares may be listed and recognized by
       the Securities and Futures Commission and The
       Stock Exchange of Hong Kong Limited for this
       purpose, and subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the ordinary share capital of the Company
       in issue as at the date of passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Bye-laws of the Company to be held]

8.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       Numbered 6 and 7 as specified, to extend the
       general mandate granted to the Directors of
       the Company ['Directors'] to allot, issue and
       otherwise deal with ordinary shares of the
       Company pursuant to the Resolution 6 by the
       addition to the aggregate nominal amount of
       the ordinary share capital of the Company which
       may be allotted by the Directors pursuant to
       such general mandate, an amount representing
       the aggregate nominal amount of the ordinary
       share capital of the Company repurchased by
       the Company under the authority granted pursuant
       to the Resolution 7 as specified, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the ordinary share
       capital of the Company in issue as at the date
       of passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINOLINK WORLDWIDE HOLDINGS LTD                                                             Agenda Number:  701557881
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8165B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BMG8165B1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors of the Company
       and report of Independent Auditor of the Company
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Li Ningjun as a Director of the              Mgmt          Against                        Against
       Company

3.ii   Re-elect Mr. Chen Wei as a Director of the Company        Mgmt          Against                        Against

3.iii  Re-elect Mr. Law Sze Lai as a Director of the             Mgmt          Against                        Against
       Company

3.iv   Re-elect Mr. Tian Jin as a Director of the Company        Mgmt          Against                        Against

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of the Company

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board of Directors to fix
       the remuneration of the Auditors

5.A    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 0.10 each in the share capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [the Stock Exchange] or on any
       other stock exchange on which the shares of
       the Company may be listed and is recognized
       by the Securities and Futures Commission of
       Hong Kong [Securities and Future Commission]
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and/or the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, the aggregate nominal amount
       of shares of the Company which may be repurchased
       by the Company shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       passing of this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       the Companies Act 1981 of Bermuda or any other
       applicable laws of Bermuda to be held]

5.B    Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited,
       during and after the relevant period, to allot,
       issue and deal with additional shares of HKD
       0.10 each in the capital of the Company and
       to make and grant offers, agreements and options
       the aggregate nominal amount of the share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       this resolution, otherwise than pursuant to:
       i) a rights issue; or ii) an issue of shares
       pursuant to the exercise of rights of subscription
       or conversion under the terms of any existing
       warrants, bonds, debentures, notes or other
       securities of the Company; or iii) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       of shares or rights to acquire shares of the
       Company; or iv) an issue of shares pursuant
       to any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Memorandum
       of Association and the Bye-laws of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or the Companies Act 1981 of Bermuda
       or any other applicable laws of Bermuda to
       be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B to grant the general mandate to
       the Directors of the Company, to allot, issue
       and deal with additional shares in the Company
       pursuant to Resolution 5.B extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.A, provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution

5.D    Approve, subject to conditional upon the Listing          Mgmt          For                            For
       Committee of The Stock Exchange of Hong Kong
       Limited granting the listing of and permission
       to deal in the ordinary shares of HKD 0.10
       each [Shares] in the capital of the Company
       [representing a maximum of 10% of the ordinary
       share of the Company in issue as at the date
       of passing of this resolution] which may be
       issued pursuant to the exercise of options
       granted under the Company's Share Option Scheme
       adopted on 24 MAY 2002 [Share Option Scheme],
       the 10% limit grant of options for refreshing
       under the Share Option Scheme provided that
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       resolution; and authorize the Directors to
       do such act and execute such documents to effect
       the Refreshed Mandate Limit

5.E    Approve the amendments to the terms of the share          Mgmt          For                            For
       option scheme of Towngas China Company Limited
       [TCCL] adopted on 25 NOV 2007 [the TCCL Existing
       Share Option Scheme] as set out in the circular
       to the shareholders of TCCL dated 23 APR 2008,
       as specified and authorize the Board of Directors
       of the Company to do all such acts and to enter
       into all such transactions and arrangements
       as may be necessary or expedient in order to
       give effect to the amendments to the terms
       of the TCCL Existing Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC KANTONS HOLDINGS LTD                                                                Agenda Number:  701547664
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8165U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BMG8165U1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and reports of the Directors and
       the Auditors for the YE 31 DEC 2007

2.     Approve and declare a final dividend                      Mgmt          For                            For

3.A    Re-elect Mr. Zhu Jian Min as a Director                   Mgmt          For                            For

3.B    Re-elect Mr. Ye Zhi Jun as a Director                     Mgmt          For                            For

3.C    Re-elect Ms. Tam Wai Chu, Maria as a Director             Mgmt          For                            For

4.     Authorize the Directors to fix their remuneration         Mgmt          For                            For

5.     Appoint the Company's Auditors and authorize              Mgmt          For                            For
       the Directors to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to resolution, pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited during the relevant period
       to allot, issue and deal with unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to options
       or otherwise] by the Directors of the Company
       pursuant to i) the rights issue; ii) the exercise
       of any option under the share option scheme
       of the Company; iii) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the By-Laws
       of the Company in force from time to time,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue on the date of the
       passing of this resolution; and the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of the passing of this
       resolution]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or expiration of the period within which the
       next AGM of the Company is required by the
       By-Laws of the Company, the Companies Act 1981
       of Bermuda [as amended] or any other applicable
       law of Bermuda to be held]

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       its shares on the Stock Exchange of Hong Kong
       Limited or any other stock exchange's on which
       the shares of the Company may be listed and
       recognized by the Securities and Futures Commission
       and the Stock Exchange of Hong Kong Limited
       for such purpose, and otherwise in accordance
       with the rules and regulations of the Securities
       and Futures Commission, the Stock Exchange
       of Hong Kong Limited, the Companies Act 1981
       of Bermuda [as amended] and all other applicable
       laws in this regard; the aggregate nominal
       amount of shares which may be purchased by
       the Company during the relevant period shall
       not exceed 10 % of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution
       and; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       By-Laws of the Company, the Companies Act 1981
       of Bermuda [as amended] or any other applicable
       law of Bermuda to be held]

8.     Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the authority referred in Resolution 6 above
       in respect of the share capital of the Company
       referred in this resolution




--------------------------------------------------------------------------------------------------------------------------
 SINTOKOGIO,LTD.                                                                             Agenda Number:  701630700
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75562108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3378200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3      Shareholder's Proposal: Appoint a Director                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 SIRTI SPA, MILANO, VIA STAMIRA D'ANCONA,9                                                   Agenda Number:  701434944
--------------------------------------------------------------------------------------------------------------------------
    Security:  T84784106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Jan-2008
        ISIN:  IT0003768261
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       06 FEB 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Appoint the Board of Directors and its Chairman           Mgmt          For                            For
       upon determination of the number of Directors,
       approve related emoluments

       PLEASE NOTE THAT THE LISTS OF CANDIDATES CAN              Non-Voting
       BE DEPOSITED BY SHAREHOLDERS WHO, INDIVIDUALLY
       OR REGROUPING OTHERS, REPRESENT AT LEAST 2.5%
       OF THE CORPORATE CAPITAL WITH VOTING RIGHTS
       AT THE AGM AS DEFNED BY CONSOB. LISTS OF SHAREHOLDERS
       WHO, INDIVIDUALLY OR REGROUPING OTHERS, TOTALLY
       REPRESENT LESS THAN 10% OF THE CORPORATE CAPITAL
       WITH VOTING RIGHTS, CAN DEPOSIT LISTS WITH
       NO MORE THAN 3 CANDIDATES. LISTS OF CANDIDATES
       MUST BE DEPOSITED AT THE COMPANY'S REGISTERED
       OFFICE AT LEAST 15 DAYS PRIOR TO THE FIRST
       CALL OF THE MEETING. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SIXT AKTIENGESELLSCHAFT, PULLACH                                                            Agenda Number:  701555243
--------------------------------------------------------------------------------------------------------------------------
    Security:  D69899116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  DE0007231326
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 29 MAY 08 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 42,202,931.60 as follows: Payment
       of a dividend of EUR 1.18 per ordinary and
       EUR 1.20 per preferred share EUR 12,450,000
       shall be allocated to the other revenue reserves
       EUR 22,915.60 shall be carried forward Ex-dividend
       and payable date: 20 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte         Mgmt          Against                        Against
       + Touche GmbH, Munich

6.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire up to 10% own
       ordinary or preferred shares of its share capital,
       at prices neither more than 10% above, nor
       more than 15% below, the market price of the
       shares, on or before 18 DEC 2009; the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the stock exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or as share-based remuneration for executives
       and employees of the Company, and to retire
       the shares

7.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board: each Member of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 50,000 the Chairman shall receive twice,
       this amount, the Company shall be authorized
       to take out D+O insurance policies




--------------------------------------------------------------------------------------------------------------------------
 SIXT AKTIENGESELLSCHAFT, PULLACH                                                            Agenda Number:  701555267
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6989S106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  DE0007231334
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS  29 MAY 08 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 42,202,931.60 as follows: payment
       of a dividend of EUR 1.18 per ordinary and
       EUR 1.20 per preferred share; EUR 12,450,000;
       EUR 22,915.60 shall be carried forward; ex-dividend
       and payable date: 20 JUN 2008

3.     Ratification of the acts of the Board of Managing         Non-Voting
       Directors

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte         Non-Voting
       + Touche GmbH, Munich

6.     Renewal of the authorization to acquire own               Non-Voting
       shares; the Company shall be authorized to
       acquire up to 10% own ordinary or preferred
       shares of its share capital, at prices neither
       more than 10% above, nor more than 15% below
       the market price of the shares, on or before
       18 DEC 2009; the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or as share-based
       remuneration for executives and employees of
       the Company, and to retire the shares

7.     Resolution on the remuneration for Members of             Non-Voting
       the Supervisory Board; each Member of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 50,000; the Chairman shall receive twice
       this amount; the Company shall be authorized
       to take out D&O insurance policies




--------------------------------------------------------------------------------------------------------------------------
 SKY CITY ENTERTAINMENT GROUP LTD                                                            Agenda Number:  701380848
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8513Z115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  NZSKCE0001S2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Re-elect Mr. Rod McGeoch as a Director, who               Mgmt          For                            For
       retires from office at the meeting

2.     Re-elect Mr. Bill Trotter as a Director for               Mgmt          For                            For
       a further term of 1 year, who retires from
       office at the meeting

3.     Authorize the Directors to fix the fees and               Mgmt          For                            For
       expenses of the Auditor of the Company




--------------------------------------------------------------------------------------------------------------------------
 SKY NETWORK TELEVISION LTD                                                                  Agenda Number:  701381535
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8514Q130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Oct-2007
        ISIN:  NZSKTE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Board to fix their remuneration

2.     Elect Mr. Michael Miller as a Director                    Mgmt          For                            For

3.     Elect Mr. John Hart as a Director                         Mgmt          For                            For

4.     Authorize the repurchase of up to 19.46 million           Mgmt          For                            For
       shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 SLIGRO FOOD GROUP NV, VEGHEL                                                                Agenda Number:  701462804
--------------------------------------------------------------------------------------------------------------------------
    Security:  N8084E155                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  NL0000817179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 07 MAR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 445209 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Call to order and announcements                           Non-Voting

2.     Minutes of the AGM of Shareholders of Sligro              Non-Voting
       Food Group N.V, held on 14 MAR 2007

3.     Receive the report of the Executive Board on              Non-Voting
       the FY 2007

4.a    Adopt the 2007 financial statements                       Mgmt          For                            For

4.b    Adopt the profit appropriation                            Mgmt          For                            For

4.c    Ratify the actions of the Executive Board in              Mgmt          For                            For
       respect of its Management

4.d    Ratify the actions of the Supervisory Board               Mgmt          For                            For
       in respect of its supervision

5.     Profit retention and Dividend Policy                      Non-Voting

6.a    Re-appoint Mr. F.K. De Moor as a Member of the            Mgmt          For                            For
       Supervisory Board

6.b    Appoint Mrs. T.A.J. Burmanje as a Member of               Mgmt          For                            For
       the Supervisory Board

6.c    Appoint Mr. R.R. Latenstein van Voorst as a               Mgmt          For                            For
       Member of the Supervisory Board

6.d    Approve the remuneration of Supervisory Board             Mgmt          For                            For
       Directors

7.     Appoint Mr. J.H. Peterse to the position of               Mgmt          For                            For
       Director pursuant to the Articles of Association

8.     Authorize the Executive Board to repurchase               Mgmt          For                            For
       the Company's own shares

9.     Approve the extension of the period for which             Mgmt          For                            For
       the Executive Board is authorized to issue
       shares and restrict or suspend pre-emptive
       rights

10.    Any other business and adjournment                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SMARTONE TELECOMMUNICATIONS  HLDGS LTD                                                      Agenda Number:  701386509
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8219Z105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  BMG8219Z1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of Directors and Auditors for
       the YE 30 JUN 2007

2.A    Approve the final dividend of HKD 0.27 per share          Mgmt          For                            For
       in respect of the YE 30 JUN 2007

2.B    Approve the special cash dividend of HKD 0.85             Mgmt          For                            For
       per share

3.i.a  Re-elect Mr. Douglas Li as a Director of the              Mgmt          Against                        Against
       Company

3.i.b  Re-elect Mr. Patrick Kai-lung Chan as a Director          Mgmt          Against                        Against
       of the Company

3.i.c  Re-elect Mr. Wing-chung Yung as a Director of             Mgmt          Against                        Against
       the Company

3.i.d  Re-elect Dr. Eric Ka-cheung Li as a Director              Mgmt          Against                        Against
       of the Company

3.i.e  Re-elect Mr. Leung-sing Ng as a Director of               Mgmt          For                            For
       the Company

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       fees of the Directors

4.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue additional shares in the share capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       otherwise than pursuant to: i) a Rights Issue;
       or ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any scrip dividend or similar arrangement;
       or iv) the share option scheme of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by applicable Law of
       Bermuda and the Company's Byelaws to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Hong Kong Code on share repurchases for such
       purposes, subject to and in accordance with
       all applicable laws, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by applicable Law of Bermuda and the
       Company's Byelaws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       shares pursuant to Resolution 5, by the addition
       to the aggregate nominal amount of the share
       capital repurchased pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 SMG PLC, GLASGOW                                                                            Agenda Number:  701377485
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8226W103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Oct-2007
        ISIN:  GB0004325402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the disposal by SMG out of Home Limited           Mgmt          For                            For
       of Primesight Limited pursuant to the Disposal
       Agreement [as specified], in the manner and
       on the terms and conditions of the Disposal
       Agreement; and authorize the Directors to take
       all such steps as may be necessary or desirable
       in relation thereto and to carry the same into
       effect with such modifications, variations,
       revisions or amendments [providing such modifications,
       variations or amendments are not of a material
       nature] as they shall deem necessary or desirable




--------------------------------------------------------------------------------------------------------------------------
 SMG PLC, GLASGOW                                                                            Agenda Number:  701405537
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8226W103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  GB0004325402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: to cancel each authorized but unissued           Mgmt          For                            For
       ordinary share of 2.5 pence each [Ordinary
       Share] and each authorized, but unissued, redeemable
       share of GBP 1 each in the capital of the Company;
       and to increase the authorized share capital
       of the Company by the creation of 950,775,360
       Ordinary Shares forming a single class with
       the existing Ordinary Shares in the Company
       and all such shares to have the rights and
       be subject to the restrictions as specified
       in the Articles of Association of the Company

2.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       for any existing authority and for the purposes
       of Section 80 of the Companies Act 1985 [the
       Act], to allot and issue relevant securities
       [Section] up to an aggregate nominal amount
       of GBP 23,769,384; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2008 or 15 months]; and the Directors of
       the Company may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry




--------------------------------------------------------------------------------------------------------------------------
 SMIT INTERNATIONALE NV                                                                      Agenda Number:  701544000
--------------------------------------------------------------------------------------------------------------------------
    Security:  N81047172                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NL0000383800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 30 APR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Report of the Executive Board on the FY 2007              Non-Voting

3.     Approve the discussion and adopt the annual               Mgmt          For                            For
       accounts for the FY 2007

4.     Discussion of the Reserves and Dividend Policy            Non-Voting

5.     Approve to determine a dividend of EUR 3.00               Mgmt          For                            For
       per ordinary share

6.     Grant discharge the Member of the Executive               Mgmt          For                            For
       Board from liability for the policy conducted

7.     Grant discharge the Supervisory Board from liability      Mgmt          For                            For
       for the supervision conducted

8.     Discussion of profile Supervisory Board                   Non-Voting

9.     Appoint Messrs. R.R. Hendriks and W. Cordia               Mgmt          For                            For
       for a new term as Members of the Supervisory
       Board as per 07 MAY2008

10.    Approve to determine remuneration to the Supervisory      Mgmt          For                            For
       Board

11.    Appoint KPMG Accountants N.V. as accountant               Mgmt          For                            For
       to Audit the Company's annual accounts for
       the FY 2008

12.    Amend the Articles of the Association                     Mgmt          For                            For

13.    Authorize the Executive Board to purchase the             Mgmt          For                            For
       Company's own shares

14.    Authorize the Executive Board as legal body               Mgmt          For                            For
       to issue shares and to restrict or exclude
       the pre-emptive rights

15.    Any other business                                        Non-Voting

16.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SMITHS NEWS PLC                                                                             Agenda Number:  701430718
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8247U102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Feb-2008
        ISIN:  GB00B17WCR61
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the YE 31 AUG 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 AUG 2007

3.     Declare a final dividend of 4.3p per share on             Mgmt          For                            For
       the ordinary shares

4.     Re-appoint Mr. Anthony Cann                               Mgmt          For                            For

5.     Re-appoint Mr. Alan Humphrey                              Mgmt          For                            For

6.     Re-appoint the Auditors                                   Mgmt          Against                        Against

7.     Grant authority to make political donations               Mgmt          For                            For

8.     Grant authority to allot shares                           Mgmt          For                            For

S.9    Grant authority to disapply pre-emption rights            Mgmt          For                            For

S.10   Grant authority to make market purchases of               Mgmt          For                            For
       ordinary shares

S.11   Adopt the new Articles of Association                     Mgmt          For                            For

S.12   Amend the new Articles of Association with effect         Mgmt          For                            For
       from 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 SNC LAVALIN GROUP INC                                                                       Agenda Number:  701508977
--------------------------------------------------------------------------------------------------------------------------
    Security:  78460T105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  CA78460T1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the report of the Directors to the shareholders, Non-Voting the consolidated financial statements of the Corporation for the YE 31 DEC 2007 and the
       Auditors' report thereon

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE IN FAVOR OR ABSTAIN ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1. THANK YOU.

1.1    Elect Mr. D. Goldman as a Director for the ensuing        Mgmt          For                            For
       year

1.2    Elect Mr. P.A. Hammick as a Director for the              Mgmt          For                            For
       ensuing year

1.3    Elect Mr. J. Lamarre as a Director for the ensuing        Mgmt          For                            For
       year

1.4    Elect Mr. P.H. Lessard as a Director for the              Mgmt          For                            For
       ensuing year

1.5    Elect Mr. E.A. Marcoux as a Director for the              Mgmt          For                            For
       ensuing year

1.6    Elect Mr. L.R. Marsden as a Director for the              Mgmt          For                            For
       ensuing year

1.7    Elect Mr. C. Mongeau as a Director for the ensuing        Mgmt          For                            For
       year

1.8    Elect Mr. G. Morgan as a Director for the ensuing         Mgmt          For                            For
       year

1.9    Elect Mr. H.D. Segal as a Director for the ensuing        Mgmt          For                            For
       year

1.10   Elect Mr. L.N. Stevenson as a Director for the            Mgmt          For                            For
       ensuing year

1.11   Elect Mr. J.P. Vettier as a Director for the              Mgmt          For                            For
       ensuing year

2.     Appoint Deloittee & Touche LLP as the Auditors            Mgmt          For                            For
       for the ensuing year

3.     Approve the Shareholder Right Plan and adopt              Mgmt          For                            For
       the Shareholder Rights Plan Agreement resolution

       Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SNOW BRAND MILK PRODUCTS CO.,LTD.                                                           Agenda Number:  701620141
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75863100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3947600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Continuance of the Policy Regarding               Mgmt          Against                        Against
       Large-scale Purchases of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 SOCIEDADE DE INVESTIMENTO E GESTAO SGPS SA      SEMAPA, LISBOA                              Agenda Number:  701454275
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7936A113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  PTSEM0AM0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THE CONDITIONS FOR THE MEETING           Non-Voting
       IS 1 VOTING RIGHT PER 385 SHARES. THANK YOU.

1.     Receive the Management report and accounts and            Mgmt          For                            For
       other individual financial statements for the
       FY of 2007

2.     Receive the consolidated financial statements             Mgmt          For                            For
       for the same FY

3.     Approve to resolve the allocation of profits              Mgmt          For                            For

4.     Approve to assess in general terms the work               Mgmt          For                            For
       of the Company's Directors and the Auditors

5.     Approve the acquisition and disposal of own               Mgmt          For                            For
       shares and bonds

6.     Elect a Member of the Remuneration Committee              Mgmt          For                            For
       to hold office until the end of the term of
       office of the other Company officers




--------------------------------------------------------------------------------------------------------------------------
 SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI - SIAS SPA, TORINO                                Agenda Number:  701515198
--------------------------------------------------------------------------------------------------------------------------
    Security:  T86587101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0003201198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       12 MAY 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the reserves reclassification                     Mgmt          For                            For

2.     Approve the financial statement at 31 DEC 2007            Mgmt          For                            For
       and receive the report of the Board of Directors
       about Management; inherent and consequent delibrations
       and examination of the consolidated balance
       sheet 2007

3.     Appoint the Board of Directors for the fiscal             Mgmt          For                            For
       years 2008-2009-2010, by the determination
       of number of Members

4.     Approve the determination of annual remuneration          Mgmt          For                            For
       for the Members of the Board of Directors

5.     Appoint the Board of Auditors for the fiscal              Mgmt          For                            For
       years 2008-2009-2010 and approve to determine
       the annual remuneration

6.     Approve the conferring of the Auditing task               Mgmt          For                            For
       for the fiscal years from 2008 to 2016




--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE AG                                                                                 Agenda Number:  701499483
--------------------------------------------------------------------------------------------------------------------------
    Security:  D7045M133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  DE0003304002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 08 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report of the Supervisory Board, the
       Group financial statements and the Group annual
       report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 113,907,677.88 as follows: payment
       of a dividend of EUR 1 per share no-par share
       EUR 9,455,000 shall be allocated to the other
       revenue reserves EUR 75, 913,222.88 shall be
       carried forward ex-dividend and payable date:
       30 APR 2008

3.     Ratification of the Acts of the Board of Management       Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Election of Mr. Willi Berchtold to the Supervisory        Mgmt          For                            For
       Board

6.     Appointment of the Auditors for the FY 2008:              Mgmt          For                            For
       BDO Deutsche Warentreuhand AG, Frankfurt

7.     Resolution on the creation of Contingent Capital,         Mgmt          For                            For
       the authorization to grant Stock options, and
       the correspondent amendment to the Article
       of Association, the Company's share capital
       shall be increased by up to EUR 6,840,000 through
       the issue of up to EUR 2,280,000 new registered
       shares, in so far as Stock options are exercised,
       the Company shall be authorized to grant the
       corresponding Stock Options to Executives of
       the Company and its affiliates on or before
       31 DEC 2010

8.     Approval of the Control and profit transfer               Mgmt          For                            For
       agreement with software financial holding GMBH,
       effective from its entry into the commercial
       register of the transferring Company for a
       period of at least 5 years

9.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       up to 8,572,640 own shares at a price differing
       neither more than 10% from the Market price
       of the shares if they are acquired through
       the Stock Exchange, nor more than 20%, if they
       are acquired by way of a repurchase offer,
       on or before 28 OCT 2009, the Board shall be
       authorized to sell the shares on the Stock
       Exchange or to offer them to all shareholders,
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes, for
       satisfying conversion or option rights, or
       within the scope of the Company's Stock Option
       Plan 2001 and retire the shares




--------------------------------------------------------------------------------------------------------------------------
 SOGECABLE, S.A.                                                                             Agenda Number:  701564420
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8900A114                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  ES0178483139
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 462745 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       09 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts [balance sheet,               Mgmt          For                            For
       income statement and notes to the annual accounts]
       and Management report for both the Company
       and its consolidated group, for the 2007 FY,
       and the distribution of income

2.     Approve the work done by the Board of Directors           Mgmt          For                            For
       during FY 2007

3.     Adopt the appropriate resolutions regarding               Mgmt          For                            For
       the Auditor of accounts of the Company and
       its consolidated group, under the provision
       of Article 42 of the Commercial Code and 204
       of the Public Limited Companies Act

4.1    Approve to fix the number of the Directors                Mgmt          For                            For

4.2    Appoint the Directors                                     Mgmt          For                            For

5.     Authorize the direct or indirect derivative               Mgmt          For                            For
       acquisition of own shares subject to the legal
       limits and requirements, annulling the part
       not executed of authorization granted for derivative
       a acquisition of own shares at the general
       shareholder meeting of 20 MAR 2007

6.     Approve to delegate the powers                            Mgmt          For                            For

7.     Receive the report of the general meeting on              Mgmt          Abstain                        Against
       implementation of the Stock Option Compensation
       Plan for Executive Directors and Officers of
       the Company 2004

8.     Receive the report of the general shareholders            Mgmt          Abstain                        Against
       meeting on tender offer issued by Promotora
       de Informaciones, S.A. for acquisition of shares
       of Sogecable, S.A.




--------------------------------------------------------------------------------------------------------------------------
 SOGEFI SPA, MANTOVA                                                                         Agenda Number:  701497833
--------------------------------------------------------------------------------------------------------------------------
    Security:  T86807103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0000076536
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       receive the Board of Directors and the Auditors
       report, adjournment thereof

2.     Grant authority to buy back own shares                    Mgmt          For                            For

3.     Amend the stock option plan 2007                          Mgmt          For                            For

4.     Approve the foreign subsidiary Employees Stock            Mgmt          For                            For
       Option Plan for year 2008

5.     Approve the Managing Director and the Employee            Mgmt          Against                        Against
       Incentive Plan for year 2008




--------------------------------------------------------------------------------------------------------------------------
 SOHGO SECURITY SERVICES CO.,LTD.                                                            Agenda Number:  701631562
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7607Z104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3431900004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOL MELIA SA, PALMA DE MALLORCA                                                             Agenda Number:  701567096
--------------------------------------------------------------------------------------------------------------------------
    Security:  E89049154                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  ES0176252718
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 JUN 2008 AT 13:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts for 2007                      Mgmt          For                            For

2.     Approve the application of results for 2007               Mgmt          For                            For

3.     Approve the Board's Management for 2007                   Mgmt          For                            For

4.     Appoint the accounts Auditors                             Mgmt          For                            For

5.     Authorize the Board to agree the capital increase         Mgmt          For                            For

6.     Authorize the Board to issue bonds convertible            Mgmt          For                            For
       and/or exchangeable for shares

7.     Authorize the Board to acquire own shares                 Mgmt          For                            For

8.     Approve the Remuneration Policy for the Board             Mgmt          For                            For
       of Directors

9.     Receive the report on the modification of the             Mgmt          Abstain                        Against
       Board's rules

10.    Amend the Paragraph 1 of the Article 33                   Mgmt          For                            For

11.    Approve the delegation of powers to Execute               Mgmt          For                            For
       agreements of general meeting

12.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOLARWORLD AG, BONN                                                                         Agenda Number:  701532459
--------------------------------------------------------------------------------------------------------------------------
    Security:  D7045Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005108401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to sections 289[4] and 315[4]
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 24,774,370.90 as follows: payment
       of a dividend of EUR 0.14 per no-par share
       EUR 9,133,570 shall be allocated to the revenue
       reserves ex-dividend date: 22 MAY 2008, payable
       date: 23 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.1    Elections to the Supervisory Board: Dr. Claus             Mgmt          For                            For
       Recktenwald

5.2    Elections to the Supervisory Board: Dr. Georg             Mgmt          For                            For
       Gansen

5.3    Elections to the Supervisory Board: Dr. Alexander         Mgmt          For                            For
       Von Bossel

6.     Appointment of Auditors for the 2008 FY: BDO              Mgmt          For                            For
       DEUTSCHE WARENTR EUHAND AG, BONN

7.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Deutsche
       Solar AG, effective until at least 31 DEC 2012

8.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Deutsche
       Cell GMBH, effective until at least 31 DEC
       2012

9.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Solar
       Factory GMBH, effective until at least 31 DEC
       2012

10.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Sunicon
       AG, effective until at least 31 DEC 2012

11.    Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly-owned subsidiary, Solarworld
       Innovations GMBH, effective until at least
       31 DEC 2012

12.    Resolution on the creation of new authorized              Mgmt          Against                        Against
       capital, and the corresponding amendments to
       the Articles of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 27,930,000 through the
       issue of new bearer no-par shares against payment
       in cash and/or kind, on or before 31 DEC 2012

13.    Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 15% from the market price,
       on or before 21 NOV 2009, the Board of Managing
       Directors shall be authorized to retire the
       shares, or to use the shares for acquisition
       purposes




--------------------------------------------------------------------------------------------------------------------------
 SOLOMON SYSTECH (INTERNATIONAL) LTD                                                         Agenda Number:  701536558
--------------------------------------------------------------------------------------------------------------------------
    Security:  G82605109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  KYG826051099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a    Re-elect Mr. Huang Hsing Hua as a Director                Mgmt          For                            For

3.b    Re-elect Mr. Chang Ching Yi, Steven as a Director         Mgmt          For                            For

3.c    Re-elect Mr. Wong Yuet Leung, Frankie as a Director       Mgmt          For                            For

3.d    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Appoint PricewaterhouseCoopers as the Independent         Mgmt          For                            For
       Auditor and authorize the Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] to repurchase issued shares in the
       capital of the Company on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       on any other Stock Exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and/or requirements of the Stock Exchange or
       any other stock exchange as amended from time
       to time during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing of this resolution and
       the said approval shall be limited accordingly;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or its Articles
       of Association to be held]

5.B    Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], subject to this resolution and
       without prejudice to the Resolution 5.C as
       specified, to allot, issue and deal with shares
       in the capital of the Company or securities
       convertible into shares or options, warrants
       or similar rights to subscribe for any shares
       in the Company and to make or grant offers,
       agreements and options which might require
       the exercise of such power during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       of this resolution and the said approval shall
       be limited accordingly, otherwise than pursuant
       to: i) a rights issue; ii) the exercise of
       the rights of subscription or conversion under
       the terms of any securities or bonds which
       are convertible into any shares in the capital
       of the Company; iii) any options granted or
       issue of shares under any share option scheme
       or similar arrangement for the time being adopted
       by the Company; or iv) any scrip dividend schemes
       or similar arrangements providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law or its Articles of Association
       to be held]

5.C    Approve, conditional upon the passing of the              Mgmt          For                            For
       Resolutions 5.A and 5.B, to add the aggregate
       nominal amount of the shares in the Company
       which are repurchased by the Company pursuant
       to and in accordance wit the said Resolution
       numbered 5.A, to the aggregate nominal amount
       of the shares in the Company that may be allotted,
       issued or dealt with or agreed conditionally
       or unconditionally by the Directors of the
       Company pursuant to and in accordance with
       the said Resolution 5.B




--------------------------------------------------------------------------------------------------------------------------
 SOLSTAD OFFSHORE ASA, SKUDENESHAVN                                                          Agenda Number:  701542412
--------------------------------------------------------------------------------------------------------------------------
    Security:  R81011109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  NO0003080608
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board           Mgmt          For                            For

2.     Elect the Chairman of the Meeting                         Mgmt          For                            For

3.     Elect the 2 persons to co-sign the minutes with           Mgmt          For                            For
       the Chairman of the Meeting

4.     Approve the notice and the agenda                         Mgmt          For                            For

5.     Approve the Company's and Corporations annual             Mgmt          For                            For
       accounts and annual report for 2007, including
       distribution of dividend, the Board proposes
       NOK 4 per share, with payment date 23 MAY 2008

6.     Approve the determination of the Boards remuneration      Mgmt          For                            For
       for 2007

7.     Approve the Auditors remuneration for 2007                Mgmt          For                            For

8.     Approve the Boards statement of determination             Mgmt          For                            For
       of salary and other remuneration for managing
       employees and approve the guidelines for these
       payments

9.     Elect the Board members                                   Mgmt          For                            For

10.A   Approve the proposal to renew the power of attorney       Mgmt          For                            For
       to increase share capital of new subscription
       of shares up to NOK 4,000,000

10.B   Approve the proposal to renew the power of attorney       Mgmt          For                            For
       to increase share capital of new subscription
       of shares up to NOK 280,000

11.    Approve the proposal of power of attorney to              Mgmt          For                            For
       the Board for purchase of own shares




--------------------------------------------------------------------------------------------------------------------------
 SONAE INDUSTRIA SGPS SA                                                                     Agenda Number:  701491855
--------------------------------------------------------------------------------------------------------------------------
    Security:  X8308P100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  PTS3P0AE0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company's individual and consolidated         Mgmt          For                            For
       annual report and accounts

2.     Approve the proposal for the appropriation of             Mgmt          For                            For
       the 2007 profit

3.     Approve to assess the Management and Audit of             Mgmt          For                            For
       the Company

4.     Approve the ratification of the co-option occurred        Mgmt          For                            For
       in the Board of Directors

5.     Elect the Members for any vacancies occurred              Mgmt          For                            For
       in statutory bodies and the remuneration commission

6.     Approve the change of the book entry bearer               Mgmt          For                            For
       shares to book-entry registered shares and
       consequently amend Point 1 of Article 6 of
       the Company Articles of Association

7.     Approve the remuneration of the Members of the            Mgmt          For                            For
       shareholders Remuneration Committee

8.     Approve the acquisition and sale of own shares            Mgmt          For                            For
       up to the limit of 10%

9.     Approve the acquisition and sale of Bonds issued          Mgmt          For                            For
       by the Company up to the limit of 10% permitted
       by Portuguese Company Law

10.    Approve the acquisition and/or holding of shares          Mgmt          For                            For
       of the Company by affiliated Companies

11.    Amend the remuneration Policy to be adopted               Mgmt          For                            For
       by the remuneration Committee




--------------------------------------------------------------------------------------------------------------------------
 SONIC HEALTHCARE LIMITED                                                                    Agenda Number:  701399013
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8563C107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000SHL7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report of the Company,              Non-Voting
       the Directors' report and the Auditor's report
       for the FYE 30 JUN 2007

1.     Re-elect Dr. Philip Dubois as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 71 of the Company's Constitution

2.     Re-elect Dr. Hugh Scotton as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with Article
       71 of the Company's Constitution

3.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2007

4.     Approve, for the purposes of Listing Rule 7.4             Mgmt          For                            For
       of the Listing Rules of ASX Limited, to issue
       28,169,015 full paid ordinary shares at an
       issue price of AUD 14.20 each to Institutional
       and Other Professional or Sophisticated Investors
       on 30 AUG 2007, by way of a placement




--------------------------------------------------------------------------------------------------------------------------
 SOPRA GROUP, PARIS                                                                          Agenda Number:  701532752
--------------------------------------------------------------------------------------------------------------------------
    Security:  F20906115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000050809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward rd to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and grant discharge      Mgmt          For                            For
       to the Directors

O.2    Receive the consolidated financial statements             Mgmt          For                            For
       and the statutory reports

O.3    Approve to allocate the income and dividends              Mgmt          For                            For
       of EUR 1.65 per share

O.4    Approve the special Auditors' report regarding            Mgmt          For                            For
       related-party transaction

O.5    Elect Mr. Dominique Illien as a Director                  Mgmt          Against                        Against

O.6    Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 135,000

O.7    Grant authority to repurchase up to 10% of issued         Mgmt          Against                        Against
       share capital agenda for EGM

E.8    Amend the Articles of Association regarding               Mgmt          For                            For
       shares, limitation of mandates of Directors,
       publication of the meeting notice, record date

E.9    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of EUR 20 million

E.10   Grant authority to issue equity or equity-linked          Mgmt          Against                        Against
       securities without pre-emptive rights up to
       aggregate nominal amount of EUR 20 million

E.11   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to the shareholder vote above

E.12   Authorize the Board to set issued price for               Mgmt          For                            For
       10% of issued capital pursuant to issue authority
       without pre-emptive rights

E.13   Grant authority to increase capital up to 10%             Mgmt          For                            For
       of issued capital for future exchange offers

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Approve the stock option plans grants                     Mgmt          For                            For

E.16   Grant authority to issue the warrants without             Mgmt          For                            For
       pre-emptive rights reserved to employee and
       corporate officers up to 3% of the issued capital

E.17   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 SORIN SPA, MILANO                                                                           Agenda Number:  701537346
--------------------------------------------------------------------------------------------------------------------------
    Security:  T8782F102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  IT0003544431
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statements at 31 DEC 2007           Mgmt          For                            For
       and Management report; adjournment thereof

2.     Approve the termination of the Director appointed         Mgmt          For                            For
       Ex. Article 2386 civil code: adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 SOS CUETARA SA                                                                              Agenda Number:  701566082
--------------------------------------------------------------------------------------------------------------------------
    Security:  E6505G148                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  ES0110047919
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       03 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, Management report            Mgmt          For                            For
       and the application of earnings of the Company
       and the group for 2007

2.     Approve the distribution of dividends charged             Mgmt          For                            For
       to voluntary reserves

3.     Grant authority, under Article 75 of the Company          Mgmt          For                            For
       Law for the acquisition of own shares

4.     Grant authority in line with Article 153.1.B              Mgmt          For                            For
       of Equity Market Law to increase Company share
       capital

5.     Grant authority to issue fixed income securities          Mgmt          For                            For

6.     Approve the resignation and appoint the Board             Mgmt          For                            For
       Members

7.     Appoint the Account Auditors                              Mgmt          For                            For

8.     Approve to delegate the powers to execute the             Mgmt          For                            For
       resolutions adopted




--------------------------------------------------------------------------------------------------------------------------
 SP AUSNET                                                                                   Agenda Number:  701410350
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8604X102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  AU000000SPN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Authorize the Group: for the purpose of Section           Mgmt          No vote
       208 of the Corporations Act, ASX Listing Rule
       10.1 and for all other purposes, to give financial
       benefits to, and acquiring substantial assets
       from SPI, pursuant to the terms of the SSPA;
       for the purpose of Section 208 of the Corporations
       Act and for all other purposes, to give any
       financial benefits to SPIMS which may arise
       pursuant to the increase in fees payable under
       the Management Services Agreement and to any
       amendments to the Management Service Agreement
       as specified; and for the purpose of ASX Listing
       Rule 10.11 and for all other purposes, to give
       for SP AusNet to issue to SPI up to such number
       of securities equal to 51% of the Institutional
       Placement

2.     Authorize SP AusNet; and the Directors of the             Mgmt          No vote
       SP Australia Networks (Distribution) Ltd, SP
       Australia Networks (Transmission) Ltd and SP
       Australia Networks (RE) Ltd [as responsible
       entity for SP Australia Networks (Finance)
       Trust] [the Directors], for the purposes of
       Singapore Law and all other purposes, to issue
       new securities pursuant to: the Entitlement
       Offer; the Institutional Placement; and the
       Hybrid Offer, on such terms and conditions,
       including without limitation, the offer price
       of such securities, as may be determined by
       the Directors in their absolute discretion
       in accordance with law and provided that the
       number of securities issued under the Institutional
       Placement will not exceed 15% of the number
       of securities that will be on issue immediately
       after the issue and allotment of all new securities
       under the Entitlement Offer

3.     Authorize SPI [and its associates], for the               Mgmt          No vote
       purposes of Section 611 Item 7 of the Corporations
       Act, to acquire relevant interests in issued
       securities of SP AusNet, provided that such
       acquisition: does not result in SPI or any
       of its associates increasing its voting power
       in SP AusNet to above 60%; and occurs as a
       result of SPI's participation in, or otherwise
       in connection with, the Entitlement Offer,
       the Institutional Placement or any other issue
       of securities conducted to fund the transaction

S.4    Authorize any Company that is or will be subsidiary       Mgmt          No vote
       of SP Australia Networks (Finance) Trust, SP
       Transmission or SP AusNet Distribution, for
       the purposes of section 260B(2) of the Corporations
       Act, providing financial assistance by, or
       which results from, or arises in connection
       with: entry into and performance under the
       following documents: the bridge financing facility
       of AUD 3,700 million; and the syndicated loan
       facility of AUD 2,500 million, [together the
       [Debt Facilities], under which the subsidiary
       will assume rights and obligations as a guarantor
       or obligor, including but not limited to the
       payment and satisfaction of any guaranteed
       liabilities [howsoever described] and the satisfaction
       of any other obligations therein; any guarantees
       by SPIAA and any subsidiaries of SPIAA in respect
       of any existing or future financial indebtedness
       of SPI Electricity and Gas Australia Holdings
       Pty Ltd; the entry into any documents including,
       without limitation, any guarantee, indemnity
       or credit support document or mechanism for,
       or in connection with, any refinancing, replacement,
       renewal or variation of all or any part of
       the Debt Facilities from time to time [whether
       by debt, equity, hybrid instrument or otherwise]
       [including any subsequent refinancings, replacements,
       renewals or variations thereafter]; the advancing,
       borrowing, making, paying or repaying shareholder
       loans or loans, distributions, dividends or
       capital payments between members of the SP
       AusNet Group or to repay funds, discharge obligations,
       or incur financial indebtedness as part of
       or in connection with the completion of the
       transaction or in respect of any matter arising
       out of or in relation to the above; and entry
       into document in any way connected with, or
       related to, any of the Debt facilities or transactions
       referred to above

S.5    Amend, the constitution of the SP Australia               Mgmt          No vote
       Networks (Finance) Trust in accordance with
       the provisions of the supplemental deed poll
       included as specified; and authorize the SP
       Australia Networks (RE) Ltd. to execute the
       supplemental deed poll and lodge it with the
       Australian Securities and Investments Commission
       to give effect to the constitution of the SP
       Australia Networks (Finance) Trust




--------------------------------------------------------------------------------------------------------------------------
 SPAR NORD BANK A/S                                                                          Agenda Number:  701541434
--------------------------------------------------------------------------------------------------------------------------
    Security:  K92145125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  DK0060036564
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Elect Laurits Toft, Attorney as the Chairman              Mgmt          For                            For
       of the Meeting

2.     Receive the Supervisory Board's report regarding          Mgmt          For                            For
       the Company's activities during the past year

3.     Adopt the audited financial statements and the            Mgmt          For                            For
       consolidated financial statements

4.     Approve the application of the profits or the             Mgmt          For                            For
       covering of any loss according to the financial
       statements as adopted; the Supervisory Board
       recommends the distribution of a dividend of
       DKK 3 per share

5.     Authorize the Supervisory Board to buy treasury           Mgmt          For                            For
       shares

6.     Approve, pursuant to Section 69 b of the Danish           Mgmt          For                            For
       Public Limited Companies Act, the general guidelines
       regarding an incentive pay scheme for Members
       of the Management, and such guidelines must
       have been considered and approved at the AGM
       before the Supervisory Board may conclude a
       new agreement regarding an incentive pay scheme
       with Members of the Management; following adoption,
       the appropriate provisions will be included
       in the Articles of Association as specified

7.     Re-elect Messrs. Torben Fristrup, Carsten Normann         Mgmt          For                            For
       and Niels Kristian Kirketerp as the Members
       of the Supervisory Board

8.     Re-elect KPMG Statsautoriseret Revisionspartnerselskab    Mgmt          For                            For
       as the Company's Auditors

9.A    Amend the Article 8(5) of the Articles of Association     Mgmt          For                            For
       regarding voting at shareholders' meetings
       as specified

9.B    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       amend the Section 6(1), first and second paragraph,
       of the Articles of Association regarding election
       of a Bank Committee as specified

10.    Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SPAREBANK 1 SR-BANK, STAVANGER                                                              Agenda Number:  701453968
--------------------------------------------------------------------------------------------------------------------------
    Security:  R83263104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Feb-2008
        ISIN:  NO0006000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect 5 Members and 2 Deputy Members to the               Mgmt          For                            For
       Board of Trustees




--------------------------------------------------------------------------------------------------------------------------
 SPAREBANKEN MIDT-NORGE, TRONDHEIM                                                           Agenda Number:  701449856
--------------------------------------------------------------------------------------------------------------------------
    Security:  R82401101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Feb-2008
        ISIN:  NO0006390301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect 4 Members to the Board of Representatives           Mgmt          Abstain                        Against

2.     Elect 1 Deputy Member                                     Mgmt          Abstain                        Against

3.     Elect 1 Member to the Election Committee                  Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SPECTRIS PLC, EGHAM SURREY                                                                  Agenda Number:  701502418
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8338K104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  GB0003308607
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Approve the Directors' remuneration report,               Mgmt          For                            For
       as specified in the 2007 report and the accounts,
       for the YE 31 DEC 2007

3.     Declare a final dividend of 15.25p for the YE             Mgmt          For                            For
       31 DEC 2007, payable on 20 JUN 2008 to those
       shareholders on the register at the close of
       business on 30 MAY 2008

4.     Elect Mr. J.L.M. Hughes as a Director, who retires        Mgmt          For                            For
       under the terms of the Articles of Association

5.     Re-appoint KPMG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company

6.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

7.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authorities to the extent unused
       and for the purposes of Section 80 of the Companies
       Act 1985, to allot relevant securities [Section
       80(2) of the said Act] up to an aggregate nominal
       amount of GBP 2,083,000 this Authority expires
       on 15 MAY 2013 [the Directors may allot relevant
       securities in pursuance of any such offer or
       agreement as if the authority conferred hereby
       had not expired and in this resolution the
       expression "relevant securities" and referred
       to the allotment of relevant securities shall
       bear the same respective meanings as in Section
       80 of the Companies Act 1985]

S.8    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 7 and pursuant to Section 95(1)
       of the Act 1985, to allot equity securities
       [Section 94 of the Companies Act 1985] for
       cash pursuant to the authority conferred by
       Resolution 7, Section 89(1) of the said Act
       did not apply to any such allotment; and sell
       relevant shares [Section 94(5) of the said
       Act] in the Company if, immediately before
       the sale such shares are held by the Company
       as treasury shares [Section 162A(3) of the
       said Act] ["treasury shares"] for cash [Section
       162D(2) of the said Act], as if Section 89(1)
       of the said Act, provided that such power shall
       be limited to the allotment of equity securities
       and the sale of treasury shares: i) in connection
       with a rights issue in favor of ordinary shareholders;
       ii) up to an aggregate nominal amount of GBP
       312,500; [Authority expires on 15 MAY 2013];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Company, pursuant to Article 5              Mgmt          For                            For
       of the Company's Articles of Association, for
       the purpose of Section 166 of the Companies
       Act 1985, to make one or more market purchases
       [Section 163(3) of the Companies Act 1985]
       of up to 12,500,000 ordinary shares [10% of
       the issued share capital of the Company at
       20 MAR 2008] of 5p each in the capital of the
       Company and where such shares are held as treasury
       shares, the Company may use them for the purposes
       of its Employee Share Schemes, at a minimum
       price of 5p and up to 105% of the average middle
       market quotations for such shares derived from
       the Daily Official List of the London Stock
       Exchange Plc, for the 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2009 or 15 AUG 2009 which
       ever is the earlier]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.10   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company as submitted to the meeting and signed
       by the Chairman for the purposes of identification,
       the Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 SPERIAN PROTECTION, VILLEPINTE                                                              Agenda Number:  701539251
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0635W106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  FR0000060899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, and profit of:
       EUR 59,100.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented profit: EUR 21,487,208.08 accordingly,
       and grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 21,487,208.08, legal reserve:
       EUR 17,248.00, balance available for distribution:
       EUR 21,469,960.08, prior retained earning:
       EUR 127,037,023.40, distributable income: EUR
       148,506,983.48, dividends: EUR 11,627,113.50
       the balance, to the retained earnings account,
       the shareholders will receive a net dividend
       of EUR 1.50 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 05 JUN
       2008, in the event that the Company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account
       as required by Law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 0 .60 for FY 2004, EUR 0.90 for
       FY 2005, EUR 1.05 for FY 2006

O.4    Approve to award the total annual fees of EUR             Mgmt          For                            For
       240,000.00 to the Directors

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       following ones of the French Commercial Code,
       and approve the agreements entered into or
       which remained in force during the FY to the
       disposals of the Article L.225.42.1 of the
       French Commercial Law, the convention expressed
       in the afore mentioned report and concerning
       the items of remuneration, allowances and advantages
       to be paid by the Company in case it would
       stop, whatever cause it is, the term of office
       of Mr. Henri Dominique Petit, Chief Executive
       Officer, under conditions linked to the realization
       of the performance of this last one

O.6    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 140.00 maximum number of
       shares to be acquired: 5% of the share capital
       maximum funds invested in the share buybacks:
       EUR 107,152,080.00 the shareholders' meeting
       decides to stop the current program of purchase
       decided by the ordinary and extraordinary shareholders'
       meeting on 10 MAY 2007, and to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires at the end of 18 month period]

O.7    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

E.8    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at the end of 18
       month period], it supersedes the one granted
       by the shareholders meeting of 10 MAY 2007]

E.9    Amend Article number 3 of the ByLaws                      Mgmt          For                            For

E.10   Amend Article number 13 of the ByLaws                     Mgmt          For                            For

E.11   Amend Article number 15 of the ByLaws                     Mgmt          For                            For

E.12   Amend Article number 27 of the ByLaws                     Mgmt          For                            For

E.13   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 SPIR COMMUNICATION SA, AIX EN PROVENCE                                                      Agenda Number:  701524010
--------------------------------------------------------------------------------------------------------------------------
    Security:  F86954165                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  FR0000131732
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the financial statements and grant discharge      Mgmt          For                            For
       to the Directors

O.2    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 5 per share

O.3    Receive consolidated financial statements and             Mgmt          For                            For
       statutory reports

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Acknowledge death of Mr. Herve Pinet                      Mgmt          For                            For

O.6    Authorize the filing of required documents/other          Mgmt          For                            For
       formalities

E.7    Acknowledge the use of past authority to repurchase       Mgmt          For                            For
       issued capital

E.8    Authorize to repurchase of up to 8% of issued             Mgmt          Against                        Against
       share capital

E.9    Authorize the filing of required documents/other          Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 SPIRAX-SARCO ENGINEERING PLC, CHELTENHAM GLOUCESTERSHIRE                                    Agenda Number:  701506288
--------------------------------------------------------------------------------------------------------------------------
    Security:  G83561103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0008347048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors report and accounts                 Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-appoint Mr. A.D.H. Black as a Director                 Mgmt          For                            For

5.     Re-appoint Mr. G. Bullock as a Director                   Mgmt          For                            For

6.     Re-appoint Mr. A.J. Scriven as a Director                 Mgmt          For                            For

7.     Re-appoint KPMG Audit PLC as Auditor of the               Mgmt          For                            For
       Company and authorize the Audit Committee to
       determine its remuneration

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.9    Authorize the Directors to allot equity securities        Mgmt          For                            For

10.    Authorize the Directors to approve the issue              Mgmt          For                            For
       of shares in lieu of cash dividends in respect
       of YE 31 DEC 2012

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.12   Adopt new Articles of Association                         Mgmt          Against                        Against

S.13   Approve further revisions to the new Articles             Mgmt          Against                        Against
       of Association




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  701473592
--------------------------------------------------------------------------------------------------------------------------
    Security:  X84465107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Mar-2008
        ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Presenting the financial statements and the               Non-Voting
       Auditor[s] report

2.     Adopt the accounts                                        Mgmt          Abstain                        Against

3.     Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.50 per share

4.     Grant discharge from liability                            Mgmt          Abstain                        Against

5.     Approve the remuneration of Board Members                 Mgmt          For                            For

6.     Approve the number of Board Members                       Mgmt          For                            For

7.     Elect the Board                                           Mgmt          For                            For

8.     Approve the remuneration of Auditor[s]                    Mgmt          For                            For

9.     Elect the Auditor[s]                                      Mgmt          For                            For

10.    Amend the Articles of Association                         Mgmt          For                            For

11.    Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

12.    Authorize the Board to decide on share issue              Mgmt          For                            For
       and special rights entitling to shares

13.    Approve the proposal by the state of Finland              Mgmt          For                            For
       concerning the appointment of Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 SPOTLESS GROUP LTD                                                                          Agenda Number:  701385684
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q86963107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  AU000000SPT3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and the reports              Non-Voting
       of the Directors and the Auditor for the FYE
       30 JUN 2007

2.a    Re-elect Mr. David Davis as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Rule
       75 of the Constitution of the Company

2.b    Re-elect Mr. Geoffrey Ricketts as a Director,             Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 75 of the Constitution of the Company

2.c    Elect Mr. Peter Smedley as a Director, who retires        Mgmt          For                            For
       in accordance with Rule 73(3) of the Constitution
       of the Company

2.d    Elect Mr. Dean Pritchard as a Director, who               Mgmt          For                            For
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

2.e    Elect Ms. Bronwyn Morris as a Director, who               Mgmt          For                            For
       retires in accordance with Rule 73(3) of the
       Constitution of the Company

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

S.4    Approve to renew Rules 48, 49 and 50 of the               Mgmt          For                            For
       Constitution of the Company and insert in the
       form as specified

S.5    Amend Rules 46 and 47 of the Constitution by              Mgmt          For                            For
       replacing them as specified

6.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       of fees payable to Directors of AUD 1,250,000
       by AUD 350,000 to AUD 1,600,000




--------------------------------------------------------------------------------------------------------------------------
 SQUARE ENIX CO.,LTD.                                                                        Agenda Number:  701615467
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7659R109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3164630000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.     Approval of the Plan for an Incorporation-Type            Mgmt          For                            For
       Company Split

4.     Amend the Articles of Incorporation                       Mgmt          For                            For

5.     Approval of Partial Amendments to the Exercise            Mgmt          For                            For
       Conditions of the Stock Options

6.     Determination of Contents and Amount of Non-Monetary      Mgmt          For                            For
       remunerations of Directors as Stock-Compensation-Type
       Options

7.     Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SSP CO.,LTD.                                                                                Agenda Number:  701488290
--------------------------------------------------------------------------------------------------------------------------
    Security:  J63696108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3162000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ST IVES PLC, LONDON                                                                         Agenda Number:  701402567
--------------------------------------------------------------------------------------------------------------------------
    Security:  G84982100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  GB0007689002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the 53 weeks ended 03 AUG 2007 together
       with the reports of the Directors and the Auditors

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the 2006/2007 FY

3.     Declare a final divided of 12.15p per ordinary            Mgmt          For                            For
       share

4.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to the Company

5.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

6.     Re-elect Mr. Brian Edwards as a Director of               Mgmt          Against                        Against
       the Company, who retires from Office by rotation

7.     Re-elect Mr. Miles Emley as a Director of the             Mgmt          Against                        Against
       Company, who retires from Office by rotation

8.     Re-elect Mr. Simon Marquis as a Director of               Mgmt          For                            For
       the Company, who retires from Office by rotation

9.     Re-elect Mr. David Wilbraham as a Director of             Mgmt          For                            For
       the Company

10.    Elect Mr. Simon Ward as a Director of the Company         Mgmt          Against                        Against

11.    Elect Mr. Matthew Armitage as a Director of               Mgmt          Against                        Against
       the Company

12.    Authorize the Directors, for the purposes of              Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the 1985
       Act], to allot relevant securities [Section
       80(2) of the 1985 Act] up to an aggregate nominal
       amount of GBP 3,780,000; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of resolution of AGM 2007 and pursuant to Section
       95 of the Companies Act 1985 [the 1985 Act],
       to allot equity securities [Section 94(2) of
       the 1985 Act] for cash, disapplying the statutory
       pre-emption rights [Section 89(1) of the 1985
       Act], provided that this power is limited to
       the allotment of equity securities: a) in connection
       with a rights issue, open offer or other offer
       of securities in favor of ordinary shareholders;
       b) up to an aggregate nominal value of GBP
       515,000; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, in substitution for any            Mgmt          For                            For
       existing authority and pursuant to Section
       166 of the Companies Act 1985 [the 1985 Act],
       to make market purchases [Section 163(3) of
       the 1985 Act] of up to 10,300,000 ordinary
       shares [10% of the issued ordinary share capital
       of the Company] of 10p each in the capital
       of the Company, at a minimum price of 10p and
       up to 105% of the average of the closing middle
       market quotations for such shares of 10p each
       in the Company as derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days on which such share is contracted
       to be purchased and the minimum price is 10p,
       such prices being exclusive of expenses; [Authority
       expires at the conclusion of the next AGM of
       the Company]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       of 10p each which will or may be executed wholly
       or partly after such expiry

S.15   Approve the Articles of Association of the Company,       Mgmt          For                            For
       as specified and adopt the new Articles of
       Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the AGM 2007




--------------------------------------------------------------------------------------------------------------------------
 ST.GALLER KANTONALBANK                                                                      Agenda Number:  701490803
--------------------------------------------------------------------------------------------------------------------------
    Security:  H82646102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CH0011484067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438771, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements and consolidated financial statements
       for the business year of 2007

2.     Acknowledge the reports of the Auditors and               Mgmt          For                            For
       the Group Auditors

3.     Approve the annual report and consolidated financial      Mgmt          For                            For
       statements

4.     Approve the annual financial statements                   Mgmt          For                            For

5.     Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Directors

6.     Approve the decision of appropriation of balance          Mgmt          For                            For
       sheet profit

7.1    Elect Dr. Claudia Zogg-Wetter as a Member of              Mgmt          For                            For
       the Board of Directors

7.2    Elect Dr. Niklaus Faeh as a Member of the Board           Mgmt          For                            For
       of Directors

7.3    Elect PricewaterhouseCoopers AG as the Auditing           Mgmt          For                            For
       Agency

7.4    Elect PricewaterhouseCoopers AG as the Group              Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 ST.JAMES'S PLACE PLC, CIRENCESTER GLOUCESTERSHINE                                           Agenda Number:  701511099
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5005D124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  GB0007669376
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts and reports         Mgmt          For                            For
       of the Directors and the Auditors thereon for
       the YE 31 DEC 2007

2.     Declare a final dividend of 2.55 pence per ordinary       Mgmt          For                            For
       share for the YE 31 DEC 2007

3.     Elect Mr. David Lamb as a Director                        Mgmt          Against                        Against

4.     Re-elect Mrs. Sarah Bates as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Andrew Croft as a Director                   Mgmt          Against                        Against

6.     Re-elect Mr. Michael Sorkin as a Director                 Mgmt          For                            For

7.     Re-elect Mr. Derek Netherton as a Director                Mgmt          For                            For

8.     Approve the Directors' remuneration report of             Mgmt          For                            For
       the YE 31 DEC 2007

9.     Re-appoint KPMG Audit plc as the Auditors of              Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

S.10   Grant authority to allot shares                           Mgmt          For                            For

S.11   Approve to disapply the pre-emption rights                Mgmt          Abstain                        Against

12.    Grant authority to offer scrip dividends                  Mgmt          For                            For

13.    Approve the purchase of own shares                        Mgmt          For                            For

S.14   Amend the Articles of Association                         Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 ST.MODWEN PROPERTIES PLC                                                                    Agenda Number:  701468680
--------------------------------------------------------------------------------------------------------------------------
    Security:  G61824101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  GB0007291015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the accounts for the YE 30 NOV 2007

2.     Declare a final ordinary dividend of 7.8 pence            Mgmt          For                            For
       per ordinary share

3.I    Re-elect Mr. William Oliver as a Director                 Mgmt          For                            For

3.II   Re-elect Mr. John Salmon as a Director                    Mgmt          For                            For

3.III  Re-elect Ms. Mary Francis as a Director                   Mgmt          For                            For

3.IV   Re-elect Mr. Christopher Roshier as a Director            Mgmt          For                            For

4.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          Against                        Against
       and authorize the Directors to determine their
       remuneration

5.     Approve the Directors' remuneration report,               Mgmt          For                            For
       as specified

6.     Approve to increase, the authority to pay Non-Executive   Mgmt          For                            For
       Directors' fees in accordance with Article
       112.1 of the Company's Articles of Association,
       so that such fees paid in the aggregate to
       all Non-Executive Directors shall not in any
       year exceed the sum of GBP 600,000, and such
       maximum shall be increased on each anniversary
       of the date of adoption of this resolution
       by the movement in the retail prices index

7.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       and equity securities by Article 8.2 of the
       Company's Articles of Association for such
       period of Section 80, amount shall be GBP 2,922,605;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or 26 JUN 2009]

S.8    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       and equity securities by Article 8.2 of the
       Company's Articles of Association for such
       period of Section 89, amount shall be GBP 603,870;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or 26 JUN 2009]

S.9    Authorize the Company, in accordance with Article         Mgmt          For                            For
       10 of its Articles of Association and Section
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Companies Act
       1985] of any of its own 12,077,395 ordinary
       shares of 10p each on such terms and in such
       manner as the Board of Directors may from time
       to time determine provided that the general
       authority conferred by this resolution not
       permit the payment per share of more than 105%
       of the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase or less than 10p [in each
       case exclusive of advance corporation tax [if
       any] and expenses payable by the Company];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 26 JUN 2009];
       and the Company enter into a contract of purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 STADA-ARZNEIMITTEL AG, BAD VILBEL                                                           Agenda Number:  701571134
--------------------------------------------------------------------------------------------------------------------------
    Security:  D76226113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2008
        ISIN:  DE0007251803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Submission of the adopted annual financial statements     Non-Voting
       and the consolidated annual financial statements
       as at 31 December 2007, together with the management
       report and the consolidated management report
       with the explanatory report of the Executive
       Board regarding the statements pursuant to
       section 289, para. 4, section 315, para. 4
       of the German Commercial Code (Handelsgesetz
       - HGB) as well as the report of the Supervisory
       Board for the financial year 2007

2.     Resolution on the appropriation of the annual             Mgmt          For                            For
       balance sheet profits

3.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Executive Board for the
       2007 financial year

4.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Supervisory Board for
       the 2007 financial year

5.     Appointment of the auditor for the 2008 financial         Mgmt          For                            For
       year

6.     Cancellation of the existing authorisation to             Mgmt          For                            For
       acquire and dispose of own shares; new resolution
       on the authorisation to acquire and dispose
       of own shares

7.     The passing of resolutions on the cancellation            Mgmt          Against                        Against
       of the existing authorised capital and the
       creation of a new authorised capital as well
       as the corresponding amendments to the articles
       of association

8.     Authorisation to issue bonds with warrants and/or         Mgmt          Against                        Against
       convertible bonds and at the same time creation
       of Conditional Capital 2008/II, renaming of
       the hitherto existing Conditional Capital and
       corresponding amendments to the articles of
       association

9.A    New elections to the Supervisory Board: Dr.               Mgmt          For                            For
       Martin Abend

9.B    New elections to the Supervisory Board: Dr.               Mgmt          For                            For
       Eckhard Brueggemann

9.C    New elections to the Supervisory Board: Mr.               Mgmt          For                            For
       Uwe E. Flach

9.D    New elections to the Supervisory Board: Dr.               Mgmt          For                            For
       K.F. Arnold Hertzsch

9.E    New elections to the Supervisory Board: Mr.               Mgmt          For                            For
       Dieter Koch

9.F    New elections to the Supervisory Board: Mr.               Mgmt          For                            For
       Constantin Meyer




--------------------------------------------------------------------------------------------------------------------------
 STANLEY ELECTRIC CO.,LTD.                                                                   Agenda Number:  701615986
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76637115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3399400005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701507848
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8152F132                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 DEC 2007
       and the Auditors' report therein

2.     Re-appoint Mr. Lim Chin Beng, who will retire             Mgmt          For                            For
       under Section 153[6] of the Companies act,
       Cap. 50 of Singapore, as a Director of the
       Company, to hold office from the date of this
       AGM until the next AGM of the Company

3.     Re-elect Mr. Tan Guong Ching as a Director,               Mgmt          Against                        Against
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

4.     Re-elect Mr. Steven Terrell Clontz as a Director,         Mgmt          Against                        Against
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

5.     Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          Against                        Against
       who will retire by rotation pursuant to Article
       93 of the Company's Articles of Association

6.     Re-elect Mr. Nihal Vijaya Devadas Kaviratne               Mgmt          For                            For
       CBE [Independent Member of Audit Committee]
       as a Director, who will retire by rotation
       pursuant to Article 93 of the Company's Articles
       of Association

7.     Re-elect Dr Nasser Marafih as a Director, who             Mgmt          Against                        Against
       will cease to hold office pursuant to Article
       99 of the Company's Articles of Association

8.     Approve the sum of SGD 950,066 as the Directors'          Mgmt          For                            For
       fees for the YE 31 DEC 2007

9.     Declare a final dividend of 4.5 cents per ordinary        Mgmt          For                            For
       share, tax exempt [one tier] for the FYE 31
       DEC 2007

10.    Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Authorize the Directors to: a] issue shares               Mgmt          For                            For
       in the capital of the Company [shares] whether
       by way of rights, bonus or otherwise; and/or;
       make or grant offers, agreements or options
       [collectively, instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b] [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: [1] the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated below]; [2] [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [ SGX-ST ] for the purpose of determining
       the aggregate number of shares that may be
       issued above, the total number of issued shares
       [excluding treasury shares] shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company,
       at the time this resolution is passed, after
       adjusting for: [i] new shares arising from
       the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this resolution is passed; and
       [ii] any subsequent bonus issue, consolidation
       or subdivision of shares; [3] in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the listing manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority conferred by this resolution shall
       continue in force until the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held, whichever is the earlier]

12.    Authorize the Directors to allot and issue from           Mgmt          For                            For
       time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted under the StarHub Pte Ltd Share Option
       Plan

13.    Authorize the Directors to: offer and grant               Mgmt          For                            For
       options in accordance with the provisions of
       the StarHub Share Option Plan 2004 [the "Share
       Option Plan") and/or to grant awards in accordance
       with the provisions of the StarHub Performance
       Share Plan [the "Performance Share Plan") and/or
       the StarHub Restricted Stock Plan [the "Restricted
       Stock Plan"] [the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the "Share Plans"]; and (b) allot and issue
       from time to time such number of ordinary shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       under the Share Option Plan and/or such number
       of fully paid ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that the aggregate
       number of ordinary shares to be issued pursuant
       to the StarHub Pte Ltd Share Option Plan and
       the Share Plans shall not exceed 15% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time.

       Transact such other business as may be transacted         Non-Voting
       at an AGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 STARHUB LTD, SINGAPORE                                                                      Agenda Number:  701507886
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8152F132                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Apr-2008
        ISIN:  SG1V12936232
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the maximum limit [as specified], at such price
       or prices as may be determined by the Directors
       from time to time up to the maximum price [as
       specified], whether by way of: a) market purchase[s]
       on the Singapore Exchange Securities Trading
       Limited [the SGX-ST] transacted through the
       SGX-ST's trading system and/or any other securities
       exchange on which the Shares may for the time
       being be listed and quoted [Other Exchange];
       b) off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, other exchange as may for the time being
       be applicable; to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution; [Authority expires conclusion
       of the next AGM of the Company is held and
       the date by which the next AGM of the Company
       is required by law to be held]

2.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the SGX-ST, for
       the Company, its subsidiaries and associated
       companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       described in appendix 1 to the circular with
       any party who is of the class of interested
       persons described in appendix 1 to the circular,
       provided that such transactions are made on
       normal Commercial terms and in accordance with
       the review procedures for such interested person
       transactions; is given in the resolution 1
       [the Shareholders Mandate]; authorize the Directors
       of the Company to complete and do all such
       acts and things [including executing all such
       documents as may be required] as they may consider,
       expedient or necessary or in the interests
       of the Company to give effect to the shareholders'
       mandate and/or this resolution; [Authority
       expires until the conclusion of the next AGM
       of the Company]




--------------------------------------------------------------------------------------------------------------------------
 STARZEN COMPANY LIMITED                                                                     Agenda Number:  701638275
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7670K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3399100001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Corporate Demerger By Transfer of Operations      Mgmt          For                            For
       to 4 Newly Established   Wholly-Owned Subsidiaries
       and Create a Holding Company Structure

3      Approve Corporate Demerger By Transfer of Operations      Mgmt          For                            For
       to a Wholly-Owned        Subsidiary, Starzen
       Meet Group, In Order To Create the Holding
       Company        Structure

4      Approve Transfer and Acquisition of Business              Mgmt          For                            For
       to Lohmeyer Company Limited In   Order For
       the Transition Into the Holding Company Structure

5      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

6.1    Appoint a Corporate Auditor                               Mgmt          For                            For

6.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6.3    Appoint a Corporate Auditor                               Mgmt          For                            For

6.4    Appoint a Corporate Auditor                               Mgmt          For                            For

7      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 STATS CHIPPAC LTD                                                                           Agenda Number:  701467272
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8162B113                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Mar-2008
        ISIN:  SG1I04877995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Article 10[A] of the Articles        Mgmt          For                            For
       of Association of the Company and subject to
       the approval of the High Court of the Republic
       of Singapore to reduce the issued share capital
       of the Company by the sum of up to USD 813
       million and that such reduction be effected
       by returning shareholders the capital amount
       [as specified] in cash for each issued ordinary
       shares in the capital of the Company held as
       at a books closure date [the Books Closure
       Date] to be determined by the directors and
       authorize the Directors and each of them to
       complete and do all such acts and things as
       they or he may be consider necessary or expedient
       to give effects to this resolution they or
       he may be deem fit




--------------------------------------------------------------------------------------------------------------------------
 STATS CHIPPAC LTD                                                                           Agenda Number:  701508117
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8162B113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1I04877995
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited financial statements of the             Mgmt          For                            For
       Company for the FYE 30 DEC 2007, together with
       the reports of the Directors and the Auditors

2.A    Re-elect Mr. Tan Lay Koon as a Director, who              Mgmt          For                            For
       will retire pursuant to Article 94 of the Articles
       of Association of the Company

2.B    Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          For                            For
       who will retire pursuant to Article 94 of the
       Articles of Association of the Company

3.     Re-elect Mr. Phoon Siew Heng as a Director,               Mgmt          For                            For
       who will cease to hold office pursuant to Article
       99 of the Articles of Association of the Company

4.A    Re-appoint Mr. Charles R. Wofford as a Director,          Mgmt          For                            For
       to hold office from the date of this AGM until
       the next AGM of the Company, who will retire
       under Section 153(6) of the Companies Act,
       Chapter 50 of Singapore [the Companies Act]
       to hold office until the next AGM of the Company

4.B    Re-appoint Mr. R. Douglas Norby as a Director,            Mgmt          For                            For
       to hold office from the date of this AGM until
       the next AGM of the Company, who will retire
       under Section 153(6) of the Companies Act,
       Chapter 50 of Singapore [the Companies Act]
       to hold office until the next AGM of the Company

5.     Re-appoint PricewaterhouseCoopers as the Auditors,        Mgmt          For                            For
       to hold office until the conclusion of the
       next AGM of the Company at a remuneration to
       be determined by the Board of Directors upon
       the recommendation of the Audit Committee of
       the Board of Directors

6.     Approve the Directors' fees totaling approximately        Mgmt          For                            For
       USD 565,610 [approximately SGD 789,000 based
       on the exchange rate as of 29 FEB 2008] for
       the FYE 30 DEC 2007

7.     Approve the Directors' fees totaling approximately        Mgmt          For                            For
       USD 518,000 [approximately SGD 723,000 based
       on the exchange rate as of 29 FEB 2008] for
       the FYE 38 DEC 2008

8.A    Authorized the Directors that pursuant to section         Mgmt          For                            For
       161 of the Companies Act, to: allot and issue
       shares in the Company; and/or make or grant
       offers, agreements or options that might or
       would require shares to be issued, including
       but not limited to the creation and issue of
       warrants, debentures or other instruments convertible
       into shares, at any time and up on such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit, and notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force, issue shares
       pursuant to any instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued pursuant to
       instruments made or granted under this resolution]
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       [including shares to be issued pursuant to
       instruments made or granted under this resolution]
       does not exceed 10% of the total number of
       issued shares in the capital of the Company
       for the purpose of determining the aggregate
       number of shares that may be issued under paragraph
       1 above, the total number of issued shares
       shall be based on the total number of issued
       shares in the capital of the Company, at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and any subsequent bonus
       issue, consolidation or subdivision of shares;
       [Authority expires on the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held, whichever is the earlier]1

8.B    Authorized Directors, pursuant to the STATS               Mgmt          For                            For
       Chip PAC Ltd. Substitute Share Purchase and
       Option Plan and the STATS Chip PAC Ltd. Substitute
       Equity Incentive Plan; to allot and issue from
       time to time such number of shares of the Company
       as may be required to be issued pursuant to
       the exercise of the options under the substitute
       plans

8.C    Authorize the Directors pursuant to the STATS             Mgmt          For                            For
       ChipPAC Ltd. Share Option Plan, as amended
       [the Share Option Plan], to allot and issue
       form time to time such number of shares of
       the Company as may be required to be issued
       pursuant to the exercise of the options under
       the Share Option Plan

8.D    Authorize the Directors pursuant to the STATS             Mgmt          For                            For
       ChipPAC Ltd. Restricted Share Plan [the RSP],
       to allot and issue from time to time such number
       of fully paid-up ordinary shares in the capital
       of the Company as may be required to be allotted
       and issued pursuant to the vesting of Restricted
       Share Units [RSUs], under the RSP, provided
       that the aggregate number of ordinary shares
       in the capital of the Company to be delivered
       under the RSP shall not exceed 50 million ordinary
       shares in the capital of the Company

8.E    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purpose of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares each fully paid in the
       capital of the Company [Shares] [including
       shares represented by American Depository Shares
       [ADSs] not exceeding in aggregate the maximum
       percentage [issued shares [including shares
       representing by ADSs] representing 2.5% of
       the total number of issued ordinary shares
       of the Company] such price as may be determined
       by the Directors from time to time up to the
       maximum price [which shall not exceed 105%
       of the highest independent bid or the last
       independent transaction price, whichever is
       the highest, quoted on the SGX-ST at the time
       the purchase is effected], whether by way of
       : (a) market purchase(s) the Singapore Exchange
       Securities Trading Limited [SGX-ST], transacted
       through the SGX-ST's trading system; and/or
       (b) off-market purchase(s) [if effected otherwise
       than on the SGX-ST] in accordance with any
       equal access Scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which Scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise approve in accordance with all
       other laws and regulations as may for the time
       being be applicable [the Share Purchase Mandate];
       [Authority expires the date on which the next
       AGM of the Company is held; and the date by
       which the next AGM of the Company is required
       by law to be held]; and to complete and do
       all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transaction contemplated
       and/or authorized by this resolution

S.8.F  Amend the Article 90 of Articles of Association           Mgmt          For                            For

9.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 STORK NV (FORMERLY VERENIGDE MACHINEFABRIEKEN STORK NV)                                     Agenda Number:  701434386
--------------------------------------------------------------------------------------------------------------------------
    Security:  N92876171                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Jan-2008
        ISIN:  NL0000390672
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THERE IS NO BLOCKING FOR THIS            Non-Voting
       MEETING. THANK YOU.

1.     Opening and announcements                                 Non-Voting

2.     Discussion of the public offer by London Acquisition      Non-Voting
       B.V. [the Offer and the Offeror] for all issued
       and outstanding ordinary shares in the capital
       of Stork N.V., pursuant to Article 18 Paragraph
       1 of the Takeover Decree [Besluit openbare
       biedingen Wft]

3.     Approve the divestment of the division Stork              Mgmt          For                            For
       Food Systems to Marel Food Systems hf [Marel]
       subject to the condition that the Offer is
       made unconditional by the Offeror, pursuant
       to Article 2:107a of the Dutch Civil Code

4.     Amend the Articles of Association of Stork N.V.           Mgmt          For                            For
       subject to the condition that the Offer is
       made unconditional by the Offeror, whereby
       the change in the Articles of Association shall
       take effect on the Settlement Date

5.     Outline profile of the Supervisory Board                  Non-Voting

6.A    Appoint Mr. J.H. Schraven as a Member of the              Mgmt          For                            For
       Supervisory Board subject to the condition
       that the Offer is made unconditional by the
       Offeror, whereby the appointments shall take
       effect on the Settlement Date as specified

6.B    Appoint Mr. M.S. Gumienny as a Member of the              Mgmt          For                            For
       Supervisory Board subject to the condition
       that the Offer is made unconditional by the
       Offeror, whereby the appointments shall take
       effect on the Settlement Date as specified

6.C    Appoint Mr. E.J.F.H.C. Ernst as a Member of               Mgmt          For                            For
       the Supervisory Board subject to the condition
       that the Offer is made unconditional by the
       Offeror, whereby the appointments shall take
       effect on the Settlement Date as specified

6.D    Appoint Mr. P.F. Hartman as a Member of the               Mgmt          For                            For
       Supervisory Board subject to the condition
       that the Offer is made unconditional by the
       Offeror, whereby the appointments shall take
       effect on the Settlement Date as specified

7.     Any questions and closure                                 Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 STORK NV (FORMERLY VERENIGDE MACHINEFABRIEKEN STORK NV)                                     Agenda Number:  701464581
--------------------------------------------------------------------------------------------------------------------------
    Security:  N92876171                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Mar-2008
        ISIN:  NL0000390672
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 22 FEB 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening/announcements                                     Non-Voting

2.     Presentation by the Board of Management                   Non-Voting

3.     Adopt the financial statements 2007                       Mgmt          For                            For

4.     Reservation and dividend policy                           Non-Voting

5.     Approve to determine the dividend for 2007                Mgmt          For                            For

6.     Grant discharge of the responsibilities of the            Mgmt          Abstain                        Against
       Members of the Board of Management for the
       FYs 2006 and 2007

7.     Grant discharge of the responsibilities of the            Mgmt          Abstain                        Against
       Members of the Supervisory Board for the FYs
       2006 and 2007, as well as the FYs 2008 up to
       the settlement date

8.     Re-appoint the External Accountant                        Mgmt          For                            For

9.     Approve the conversion and change of the Articles         Mgmt          For                            For
       of Association

10.    Authorize the Board of Management, for a period           Mgmt          For                            For
       of 24 months, with the approval of the Supervisory
       Board, to issue ordinary shares and to exclude
       or restrict from the right as specified

11.    Appoint Mr. C.J. Van Den Driest as a Member               Mgmt          Abstain                        Against
       of the Supervisory Board for a period of 4
       years, according to nomination procedure Of
       the telescope model; announcement of the current
       vacancy in the Supervisory board; opportunity
       for a nomination by the general meeting of
       shareholders; announcement of the Supervisory
       Board of the person nominated for appointment;
       proposal for the appointment of the person
       nominated by the Supervisory Board; announcement
       of vacancies in the Supervisory Board that
       will arise following the AGM of shareholders
       in 2009

12.    Any questions/closure                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 STRAITS TRADING CO LTD                                                                      Agenda Number:  701530570
--------------------------------------------------------------------------------------------------------------------------
    Security:  V88178104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  SG1J49001550
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the report of the Directors          Mgmt          For                            For
       and the financial statements for the YE 31
       DEC 2007

2.A    Re-elect Mr. Tan Sri Dato Dr. Lin See Yan as              Mgmt          For                            For
       a Director, who retires by rotation pursuant
       to Article 99 of the Articles of Association
       of the Company

2.B    Re-elect Mr. Norman Ip Ka Cheung as a Director,           Mgmt          For                            For
       who retires by rotation pursuant to Article
       99 of the Articles of Association of the Company

2.c    Re-elect Mr. Gerard Ee Hock Kim as a Director,            Mgmt          For                            For
       who retires pursuant to Article 103 of the
       Articles of Association of the Company

2.d    Re-elect Ms. Chew Gek Khim as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 103
       of the Articles of Association of the Company

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       852,169 for the YE 31 DEC 2007

4.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company to :[a]            Mgmt          For                            For
       [i] issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       other wise ; and\or; [ii] make or grant offers,
       agreements or options [collectively, instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and[b] [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force provided that: [1] the aggregate number
       of shares to be issued pursuant to this Resolution
       including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       issued shares in the capital of the Company
       [as calculated in accordance with this subparagraph
       2 below], of which the aggregate number of
       shares to be issued other than on a pro-rata
       basis to shareholders of the Company including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this Resolution]
       does not exceed 20% of the issued shares in
       the capital of the Company [as calculated in
       accordance with this Resolution] (subject to
       such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       United] for the purpose of determining the
       aggregate number of shares that may be issued
       under subparagraph above, the percentage of
       issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time of the passing of this Resolution,
       after adjusting for:[a] new shares arising
       from the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time of the passing of this Resolution;
       and [b] any subsequent consolidation or subdivision
       of shares; [3] in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the Singapore Exchange Securities Trading
       limited or the time being in force [unless
       such compliance has been waived by the Singapore
       Exchange Securities Trading Limited] and the
       Articles of Association for the time being
       of the Company; and [Authority expires the
       earlier of the next AGM of the Company or the
       date of the next AGM of the Company as required
       by the law]

6.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 STRAUMANN HOLDING AG, BASEL                                                                 Agenda Number:  701471322
--------------------------------------------------------------------------------------------------------------------------
    Security:  H8300N119                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  CH0012280076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436832, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the 2007 business report and the reports          Mgmt          For                            For
       of the Auditors and the Group Auditors

2.     Approve the 2007 annual report, 2007 annual               Mgmt          For                            For
       financial statements and the 2007 consolidated
       financial statements

3.     Approve the appropriation of the available earnings       Mgmt          For                            For

4.     Grant discharge to the Board of Directors                 Mgmt          For                            For

5.1    Elect Dr. H. C. Rudolf Maag as a Director for             Mgmt          For                            For
       a term of 3 years

5.2    Elect Dr. Sebastian Burchhardt as a Director              Mgmt          For                            For
       for a term of 3 years

5.3    Elect Mr. Juerg Morant as a Director for a term           Mgmt          For                            For
       of 3 years

6.     Appoint the Auditors and the Group Auditors               Mgmt          Against                        Against
       for 2008

7.1    Amend Article 2.1.2 of the Article of Association         Mgmt          Against                        Against
       as specified

7.2    Approve to extend the transferability restrictions        Mgmt          Against                        Against
       on the conditional share capital in accordance
       with the Articles of Association through the
       replacement of Article 2.3 of the Articles
       of Association

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701406868
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y81718101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the entrusting of comprehensive right             Mgmt          For                            For
       for purchasing treasury stock

2.     Approve the limit of remuneration for the Directors       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 STX PAN OCEAN CO LTD, SEOUL                                                                 Agenda Number:  701475508
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y81718101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7028670008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement expected cash             Mgmt          For                            For
       dividend KRW 46 per share, 42nd income statement,
       balance sheet, proposed disposition of retained
       earning

2.     Approve the payment of cash dividend                      Mgmt          For                            For

3.     Re-appoint Messrs. Duk Soo Kang, Jong Chul Lee,           Mgmt          For                            For
       Dae Yoo Kim, as Directors and Mr.Yun Jae Baek
       as Independent Director

4.     Approve the limit of remuneration for Directors           Mgmt          Against                        Against

5.     Amend the renewal of shareholders general mandate         Mgmt          For                            For
       for transaction with specially related person

6.     Approve the general mandate of share holder               Mgmt          For                            For
       for buying treasury stock

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF THE DIRECTORS NAMES. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SULZER AG, WINTERTHUR                                                                       Agenda Number:  701406438
--------------------------------------------------------------------------------------------------------------------------
    Security:  H83580128                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  CH0002376454
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 429972, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.1    Elect Mr. Vladimir V. Kuznetsov as a new Member           Mgmt          For                            For
       of the Board of Directors

1.2    Elect Mr. Urs Andreas Meyer as a new Member               Mgmt          For                            For
       of the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 SULZER AG, WINTERTHUR                                                                       Agenda Number:  701482022
--------------------------------------------------------------------------------------------------------------------------
    Security:  H83580128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  CH0002376454
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438727, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report [including the compensation     Mgmt          For                            For
       report], annual accounts and consolidated financial
       statements 2007 and the report of the Company's
       Auditors and the Group's Auditors

2.     Approve the appropriation of net profits                  Mgmt          For                            For

3.     Grant discharge to the Board of Directors                 Mgmt          For                            For

4.     Re-elect Mr. Thor Hakstad as a Director of the            Mgmt          For                            For
       Company, for a further 3-year term of office

5.     Elect PricewaterhouseCoopers Ltd for a 1-year             Mgmt          For                            For
       term as the Auditors of the Company for the
       designated legal duties

6.     Approve the definite cancellation of the 211,793          Mgmt          For                            For
       shares with a nominal value CHF 0.03 each repurchased
       by the Company under the Share Buyback Programme
       in 2006 and 2007 until 18 SEP 2007, and the
       corresponding reduction of the current share
       capital of CHF 109,140.90 by CHF 6,353.79 to
       CHF 102,787.11, divided into 3,426,237 registered
       shares with a nominal value of CHF 0.03 per
       share; and amend Article 3 of the Articles
       of Association accordingly

7.     Approve to increase the reduced share capital             Mgmt          For                            For
       of CHF 102,787.11 by CHF 239,836.59 to CHF
       342,623.70, divided into 3,426,237 fully paid
       up registered shares with a nominal value of
       CHF 0.10 per share, through the increase of
       the nominal value of currently CHF 0.03 by
       CHF 0.07 to CHF 0.10 per registered share,
       through the conversion of freely distributable
       reserves in the amount of CHF 239,836.59 into
       share capital; and amend Article 3 of the Articles
       of Association accordingly

8.     Approve, subject to the capital increase being            Mgmt          For                            For
       carried out, the new nominal value of CHF 0.10
       resulting from the capital increase be split
       at a ratio of 1:10 and accordingly the number
       of fully paid-up shares with a nominal value
       of CHF 0.01 per share be increased to 34,262,370;
       and amend Articles 3 and 3A of the Articles
       of Association accordingly

9.     Amend Articles 3 and 3A Paragraph 1 the Articles          Mgmt          For                            For
       of Association, if the general meeting approves
       Resolutions 6, 7 and 8

10.1   Amend Article 4 Paragraphs 1 and 2 of the Articles        Mgmt          For                            For
       of Association

10.2   Amend Article 6a Paragraph 1 of the Articles              Mgmt          For                            For
       of Association

10.3   Amend Article 19 Section 2 and III. C. [title]            Mgmt          For                            For
       and Article 27 of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 SUMCO TECHXIV CORPORATION                                                                   Agenda Number:  701527802
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76897107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  JP3305200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Stock-Transfer with SUMCO Corporation             Mgmt          For                            For
       In Order To Become Its          Wholly-Owned
       Subsidiary Under the New Holding Company Structure

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUMISHO COMPUTER SYSTEMS CORPORATION                                                        Agenda Number:  701633059
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77014108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3400400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Against                        Against

1.2    Appoint a Director                                        Mgmt          Against                        Against

1.3    Appoint a Director                                        Mgmt          Against                        Against

1.4    Appoint a Director                                        Mgmt          Against                        Against

1.5    Appoint a Director                                        Mgmt          Against                        Against

1.6    Appoint a Director                                        Mgmt          Against                        Against

1.7    Appoint a Director                                        Mgmt          Against                        Against

1.8    Appoint a Director                                        Mgmt          Against                        Against

1.9    Appoint a Director                                        Mgmt          Against                        Against

1.10   Appoint a Director                                        Mgmt          Against                        Against

1.11   Appoint a Director                                        Mgmt          Against                        Against

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Authorize Use of Stock Options for Directors              Mgmt          For                            For

4      Authorize Use of Stock Options as Stock Compensation,     Mgmt          For                            For
       for Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO BAKELITE COMPANY,LIMITED                                                           Agenda Number:  701625406
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77024115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3409400003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO LIGHT METAL INDUSTRIES,LTD.                                                        Agenda Number:  701627929
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77583102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3403400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI CONSTRUCTION CO., LTD.                                                      Agenda Number:  701635116
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7771R102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3889200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO OSAKA CEMENT CO.,LTD.                                                              Agenda Number:  701615568
--------------------------------------------------------------------------------------------------------------------------
    Security:  J77734101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3400900001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REAL ESTATE SALES CO.,LTD.                                                         Agenda Number:  701622157
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7786K100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3409200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI & CO LTD                                                                       Agenda Number:  701563226
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82415103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  HK0086000525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Abdulhakeem Abdulhussain Ali Kamkar          Mgmt          Against                        Against
       as a Director

3.b    Re-elect Mr. Amin Rafie Bin Othman as a Director          Mgmt          Against                        Against

3.c    Re-elect Mr. David Craig Bartlett as a Director           Mgmt          For                            For

3.d    Re-elect Mr. Carlisle Caldow Procter as a Director        Mgmt          For                            For

3.e    Re-elect Mr. Peter Wong Man Kong as a Director            Mgmt          For                            For

3.f    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.a    Authorize the Directors [the Director] of the             Mgmt          For                            For
       Company to allot, issue and deal with additional
       shares of the Company [Shares] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of subscription
       or conversion rights under the terms of any
       warrants and securities; or iii) the exercise
       of options scheme or similar arrangement; or
       iv) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       Articles of Association of the Company or any
       applicable law to be held]

5.b    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares and outstanding warrants of the Company
       [the Warrants] during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares and warrants of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company
       and 10% of the warrants as at the date of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by Articles of Association of the
       Company or any applicable law to be held]

5.c    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       A and B, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       the shares pursuant to Resolution A, by an
       amount representing the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution B, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI & CO LTD                                                                       Agenda Number:  701614554
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82415103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  HK0086000525
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Sale and Purchase Agreement        Mgmt          For                            For
       dated 07 MAY 2008 [the 'Agreement'] entered
       into between the Company as the Vendor, Famestep
       Investments Limited ['Famestep'] as the purchaser
       and Allied Properties [Hong Kong] Limited as
       the Purchaser's Guarantor, for (i) the sale
       and purchase of 2,675,400 shares of USD 1.00
       each, representing the entire issued share
       capital of Wah Cheong Development [B.V.I.]
       Limited ['Wah Cheong']; (ii) the assignment
       by the Company to Famestep of a shareholder's
       loan in the amount of HKD 271,391,445 owed
       by Wah Cheong to the Company; and (iii) all
       other transactions contemplated in the Agreement
       as specified; and authorize any Director of
       the Company for and on behalf of the Company,
       amongst other matters, to sign, execute, perfect,
       deliver or to authorize signing, executing,
       perfecting and delivering all such documents,
       deeds, and to do or authorizing doing all such
       acts, matters, and things as he may in his
       discretion consider necessary, expedient or
       desirable to give effect to and implement the
       terms of the Agreement




--------------------------------------------------------------------------------------------------------------------------
 SUNDRUG CO.,LTD.                                                                            Agenda Number:  701622498
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78089109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3336600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          Against                        Against
       Officers




--------------------------------------------------------------------------------------------------------------------------
 SUNTEC REAL ESTATE INVESTMENT TRUST                                                         Agenda Number:  701372257
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82954101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Oct-2007
        ISIN:  SG1Q52922370
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of a one-third interest           Mgmt          For                            For
       in One Raffles Quay [as specified] through
       the acquisition of the entire issued share
       capital of Comina Investment Limited [the 'Acquisition'],
       as specified in the Share Purchase Agreement
       dated 30 JUL 2007 and the supplemental agreement
       dated 11 SEP 2007 made, inter alia, between
       HSBC Institutional Trust Services [Singapore]
       Limited, as trustee of Suntec REIT [the 'Trustee'],
       and Cavell Limited [the 'Vendor'] and for payment
       of all fees and expenses relating to the acquisition
       [as specified]; and authorize the Manager,
       any Director of the Manager [Director] and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of Suntec REIT to give effect to the acquisition

E.2    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 1, the issue of up to
       SGD 450,000,000 aggregate principal amount
       of SGD denominated convertible bonds [the 'Issue
       of Convertible Bonds' and the convertible bonds,
       'Convertible Bonds'], which are interest-bearing
       and convertible into new units [the 'Conversion
       Units']; by approving the Issue of Convertible
       Bonds, the Unitholders would be deemed to have
       approved the terms of the Convertible Bonds,
       together with the terms which are incidental
       or ancillary to such terms, and the issue of
       conversion units upon conversion of the convertible
       bonds; and authorize the Manager, any Director
       and the Trustee to complete and do all such
       acts and things [including executing all such
       documents as may be required] as the Manager,
       such Director or, as the case may be, the Trustee
       may consider expedient or necessary or in the
       interests of Suntec REIT to give effect to
       the Issue of convertible bonds

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 1: the issue of such
       number of new Units to the Vendor [or such
       other person or persons nominated by the Vendor],
       at a price per unit equal to the volume-weighted
       average price per unit for all trades on the
       Singapore Exchange Securities Trading Limited,
       in the ordinary course of trading, for the
       last 10 market days prior to the completion
       of the acquisition, [the 'Consideration Units']
       to finance a part of the acquisition, in the
       manner as specified; and authorize the Manager,
       any Director and the Trustee to complete and
       do all such acts and things [including executing
       all such documents as may be requires] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of Suntec REIT to give
       effect to the issue of consideration units

4.     Approve the general mandate to be given to the            Mgmt          For                            For
       Manager pursuant to Rule 887 of the Listing
       Manual issued by Singapore Exchange Securities
       Trading Limited [the 'Listing Manual'] for
       the issue of new units in Suntec REIT [Units]
       and/or convertible securities in the FYE 30
       SEP 2008, provided that such number of new
       units and convertible securities does not exceed
       50.0% of the number of units in issue at the
       end of FY 2007, of which the aggregate number
       of additional new units and convertible securities
       issued other than on a pro rata basis to Unitholders
       shall not be more than 20.0% of the number
       of units in issue at the end of FY 2007 [the
       'General Mandate']; and where the terms of
       the issue of the convertible securities provide
       for adjustment to the number of warrants or
       other convertible securities, in the event
       of rights, bonus or other capitalization issues,
       additional convertible securities may be issued
       notwithstanding that the general mandate may
       have ceased to be in force at the time the
       convertible securities are issued, provided
       that the adjustment does not give the holder
       of such convertible securities a benefit that
       a Unitholder does not receive; and units arising
       from the conversion of the convertible securities
       may be issued notwithstanding that the general
       mandate may have ceased to be in force at the
       time the convertible securities are issued;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such documents
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of Suntec REIT to give effect to the general
       mandate

E.5    Approve to supplement Clause 6 of the trust               Mgmt          For                            For
       deed dated 29 NOV 2004 [as amended] constituting
       Suntec REIT with the valuation of Real Estate
       Supplement [as specified]; and authorize the
       Manager, any Director and the Trustee to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director or, as the case
       may be, the Trustee may consider expedient
       or necessary or in the interests of Suntec
       REIT to give effect to the valuation of Real
       Estate Supplement




--------------------------------------------------------------------------------------------------------------------------
 SUPER DE BOER N.V.                                                                          Agenda Number:  701555700
--------------------------------------------------------------------------------------------------------------------------
    Security:  N8414K103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  NL0006144503
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     Annual report and report of the Board of Management       Non-Voting
       and of the Supervisory Board over the FY 2007

3.     Adopt the financial statements 2007                       Mgmt          For                            For

4.a    Grant discharge to the Member of the Board of             Mgmt          For                            For
       Management from liability for his Management
       during the past FY 2007

4.b    Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board, including the Members who resigned during
       2007, from liability for their supervision
       during the past FY 2007

5.     Approve to continue full applicability of large           Mgmt          For                            For
       Company regime to Super de Boer N.V

6.a    Re-appoint Mr. S.W.W. Lubsen composition and              Mgmt          For                            For
       remuneration to the Supervisory Board

6.b    Appoint Mr. P.M. Verboom composition and remuneration     Mgmt          For                            For
       to the Supervisory Board

6.c    Approve to determine the remuneration of the              Mgmt          For                            For
       Members of the Supervisory Board and its Committees

7.a    Approve, subject to shareholders on 05 MAR 2008           Mgmt          For                            For
       the Supervisory Board resolved to grant 200,000
       options to Mr. J.G.B. Brouwer the options have
       an exercise price of EUR 3.78, vest on 06 NOV
       2011 [or directly in the event of a change
       of control] and have a 4 year term the further
       terms of the options are corresponding to those
       of the 200,000 options granted to Mr. Brouwer
       on his appointment in 2006, as approved and
       ratified by the General Meeting on 11 MAY 2007

7.b    Approve to extend Mr. Brouwer's term of appointment       Non-Voting
       to the Board of Management and his existing
       employment contract with 1 year, i.e. until
       06 NOV 2011

8.     Appoint the Board of Management as the Corporate          Mgmt          For                            For
       body authorized to issue shares and to grant
       rights to subscribe for shares, as well as
       to restrict or exclude pre-emption rights

9.     Authorize the Board of Management up to and               Mgmt          For                            For
       including 10 NOV 2008 to acquire, by all means
       of acquisition of title, fully paid up shares
       or depositary receipts thereof in the share
       capital of Super de Boer N.V up to the maximum
       [10% of the issued share capital] permitted
       by the Dutch Civil Code and the Articles of
       Association for a consideration which must
       at least be nil and may not exceed the average
       closing price of shares Super de Boer N.V at
       Euro next Amsterdam during 5 consecutive days
       preceding the day of repurchase increased with
       10%  It is proposed to the General Meeting
       to extend that authority of the Board of Management
       by 18 months, as of the date of the present
       General Meeting, therefore ending 14 NOV 2009

10.    Appoint the Auditor with due observance of the            Mgmt          For                            For
       provisions of (a) Principle V.2 of the Dutch
       Corporate Governance Code, b) article 27.6
       of the Articles of Association of Super de
       Boer N.V and  c) Article 2:393 (2) of the Dutch
       Civil Code, it is proposed to instruct KPMG
       Accountants N.V. for a period of at maximum
       1 year to Audit the Company's annual accounts
       this instruction can at all times by the General
       Meeting

11.    Other business                                            Non-Voting

12.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SURUGA BANK LTD.                                                                            Agenda Number:  701622688
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78400108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3411000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 SWCC SHOWA HOLDINGS CO.,LTD.                                                                Agenda Number:  701623387
--------------------------------------------------------------------------------------------------------------------------
    Security:  J75089110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3368400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SWEDISH MATCH AB, STOCKHOLM                                                                 Agenda Number:  701492681
--------------------------------------------------------------------------------------------------------------------------
    Security:  W92277115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SE0000310336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting and elect Mr. Sven Unger           Mgmt          For                            For
       as the Chairman of the meeting

2.     Approve of the voting list                                Mgmt          For                            For

3.     Elect of 1 or 2 persons, who shall verify the             Mgmt          For                            For
       Minutes

4.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

5.     Approve the agenda                                        Mgmt          For                            For

6.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report, the consolidated financial statements
       and the Auditors' report on the consolidated
       financial statements for 2007, the Auditors'
       statement regarding compliance with the principles
       for the compensation of the Senior Executives
       as well as the Board of Directors' motion regarding
       the allocation of profit and explanatory statements;
       in connection therewith, the President's address
       and the Board of Directors' report regarding
       its work and the work and function of the Compensation
       Committee and the Audit Committee

7.     Adopt of the income statement and balance sheet           Mgmt          For                            For
       and of the consolidated income statement and
       consolidated balance sheet

8.     Approve that a dividend be paid to the shareholders       Mgmt          For                            For
       in the amount of SEK 3.50 per share and the
       remaining profits be carried forward, minus
       the funds that may be utilized for a bonus
       issue, provided that the 2008 AGM passes a
       resolution in accordance with a reduction of
       the share capital pursuant to Resolution 10.A,
       as well as a resolution concerning a bonus
       issue pursuant to Resolution 10.B; the record
       date for entitlement to receive a cash dividend
       is 25 APR 2008; the dividend is expected to
       be paid through VPC AB [the Swedish Securities
       Register Center] on 30 APR 2008

9.     Grant discharge from liability to the Board               Mgmt          For                            For
       Members and the President

10.A   Approve to reduce the Company's share capital             Mgmt          For                            For
       of SEK 17,506,310.89 by means of the withdrawal
       of 12,000,000 shares in the Company; the shares
       in the Company for withdrawal have been repurchased
       by the Company in accordance with the authorization
       granted by the general meeting of the Company
       and the reduced amount be allocated to a fund
       for use in repurchasing the Company's own shares

10.B   Approve, upon passing of Resolution 10.A, to              Mgmt          For                            For
       increase in the Company's share capital of
       SEK 17,506,310.89 through a transfer from non-restricted
       shareholders' equity to the share capital [bonus
       issue]; the share capital shall be increased
       without issuing new shares

11.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the acquisition, on 1 or more occasions prior
       to the next AGM, of a maximum of as many shares
       as may be acquired without the Company's holding
       at any time exceeding more than 10% of all
       shares in the Company, for a maximum amount
       of SEK 3,000M; the shares shall be acquired
       on the OMX Nordic Exchange in  Stockholm Stock
       Exchange at a price within the price interval
       registered at any given time, i.e. the interval
       between the highest bid price and the lowest
       offer price; repurchase may not take place
       during the period when an estimate of an average
       price for the Swedish Match share on the Stockholm
       Stock Exchange is being carried out in order
       to establish the terms of any stock option
       programme for the senior Company officials
       of Swedish Match

12.    Adopt the principles for determination of remuneration    Mgmt          For                            For
       and other terms of employment for  the President
       and other Members of the Group Management team
       by the AGM 2007

13.    Approve a Call Option Program for 2008                    Mgmt          For                            For

14.    Approve that the Company shall issue a maximum            Mgmt          For                            For
       of 1,592,851 call options to execute the option
       program for 2007; that the Company, in a deviation
       from the preferential rights of shareholders,
       be permitted to transfer a maximum of 1,592,851
       shares in the Company at a selling price of
       SEK 172.68 per share in conjunction with a
       potential exercise of the call options; the
       number of shares and the selling price of the
       shares covered by the transfer resolution in
       accordance with this item may be recalculated
       as a consequence of a bonus issue of shares,
       a consolidation or split of shares, a new share
       issue, a reduction in the share capital, or
       other similar measure

15.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors at 7

16.    Approve to determine the fees to the Board of             Mgmt          For                            For
       Directors be paid for the period until the
       close of the next AGM as follows: the Chairman
       shall receive SEK 1.575M and the other Board
       Members elected by the meeting shall each receive
       SEK 630,000 and, as compensation for committee
       work carried out, be allocated SEK 230,000
       to the Chairmen of the Compensation Committee
       and the Audit Committee respectively and SEK
       115,000 respectively to the other Members of
       these Committees although totaling no more
       than SEK 920,000; and that Members of the Board
       employed by the Swedish Match Group shall not
       receive any remuneration

17.    Re-elect Messrs. Charles A. Blixt, Andrew Cripps,         Mgmt          For                            For
       Arne Jurbrant, Conny Karlsson, Kersti Standqvist
       and Meg Tiveus and elect Ms. Karen Guerra as
       the Members of the Board of Directors; and
       elect Mr. Conny Karlsson as the Chairman of
       the Board, and Mr. Andrew Cripps as the Deputy
       Chairman

18.    Approve to determine the number of Auditors               Mgmt          For                            For

19.    Approve to pay the remuneration to the Auditors           Mgmt          For                            For
       on approved account

20.    Re-elect KPMG Bohlins AB as the Auditors for              Mgmt          For                            For
       the 4 years no Deputy Auditor

21.    Approve the procedure for appointing Members              Mgmt          For                            For
       to the Nominating Committee and the matter
       of remuneration for the Nominating Committee,
       if any

22.    Adopt the instructions for Swedish Match AB's             Mgmt          For                            For
       Nominating Committee which are identical to
       those by the 2007 AGM




--------------------------------------------------------------------------------------------------------------------------
 SWISS PRIME SITE AG, OLTEN                                                                  Agenda Number:  701492009
--------------------------------------------------------------------------------------------------------------------------
    Security:  H8403W107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  CH0008038389
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438807, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report and annual accounts             Mgmt          For                            For
       of Swiss Prime Site S.A and the consolidated
       accounts 2007 as well as the acceptance of
       the reports of the Auditors and the Group Auditors

2.     Grant discharge to the Board of Directors                 Mgmt          For                            For

3.     Approve the appropriation of the net profit               Mgmt          For                            For

4.1.A  Re-elect Prof. Dr. Hans Peter Wehrli to the               Mgmt          For                            For
       Board of Directors

4.1.B  Re-elect Dr. Thomas Wetzel to the Board of Directors      Mgmt          For                            For

4.2    Elect the Auditors and the Group Auditors                 Mgmt          Against                        Against

5.     Approve the extension of the deadline for the             Mgmt          For                            For
       realization of the authorized increase of capital

6.     Approve the capital reduction                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SYDBANK A/S                                                                                 Agenda Number:  701458956
--------------------------------------------------------------------------------------------------------------------------
    Security:  K9419V113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Feb-2008
        ISIN:  DK0010311471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

1.     Receive the Board of Directors' report on the             Mgmt          For                            For
       Bank's activities in 2007

2.     Adopt the submission of the audited annual report         Mgmt          Abstain                        Against

3.     Approve the motion for the allocation of profit           Mgmt          For                            For
       according to the adopted annual report

4.     Elect the Shareholders' Committee Members                 Mgmt          Abstain                        Against

5.     Elect the Auditor                                         Mgmt          For                            For

6.     Authorize the Board of Directors to allow the             Mgmt          For                            For
       bank to acquire own shares in the period until
       the next AGM

7.     Approve the proposals submitted by the Board              Mgmt          Against                        Against
       of Directors or shareholders

8.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SYMRISE AG, HOLZMINDEN                                                                      Agenda Number:  701495740
--------------------------------------------------------------------------------------------------------------------------
    Security:  D827A1108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  DE000SYM9999
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 08 APR 08, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to Sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 99,772,016.11 as follows: payment
       of a dividend of EUR 0.50 per share EUR 40,685,366.11
       shall be carried forward ex-dividend and payable
       date: 30 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: KPMG,            Mgmt          For                            For
       Hanover

6.1    Elections of Mr. Sanna Suvanto-Harsaae to the             Mgmt          For                            For
       Supervisory Board

6.2    Elections of Mr. Klaus Kuehn to the Supervisory           Mgmt          For                            For
       Board

6.3    Elections of Mr. Andreas Schmid to the Supervisory        Mgmt          For                            For
       Board

7.     The Company shall be authorized to acquire own            Mgmt          For                            For
       shares of up to 10 %of its share capital; the
       authorization shall be effective until 30 SEP
       2009; the price paid for the shares may not
       deviate more than 10 % from the market price;
       the Board of Managing Directors shall be authorized
       to retire the shares, to dispose of the shares
       in a manner other than the stock exchange or
       a right s offering if the shares are sold at
       a price not materially below their market price,
       and to use the shares for acquisition purposes;
       the authorization in item 7.4 shall extend
       to shares acquired on t he basis of section
       71D(5) of the German Stock Corporation act;
       the authorization in item 7.4 C an be exercised
       once or more than once, in whole or in parts,
       individually or collectively, and may also
       be effected by subsidiaries of the Company
       or by other authorized third parties; shareholders
       subscription rights shall be excluded in respect
       of the disposal of these shares; the Supervisory
       Board may stipulate that any measures taken
       by the Board of Managing Directors on the basis
       of this resolution be subject to its approval




--------------------------------------------------------------------------------------------------------------------------
 SYSMEX CORPORATION                                                                          Agenda Number:  701618285
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7864H102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3351100007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TACHI-S CO.,LTD.                                                                            Agenda Number:  701623870
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78916103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3465400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAIHEI KOGYO CO.,LTD.                                                                       Agenda Number:  701633819
--------------------------------------------------------------------------------------------------------------------------
    Security:  J79131108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3446000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TAIKISHA LTD.                                                                               Agenda Number:  701627866
--------------------------------------------------------------------------------------------------------------------------
    Security:  J79389102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3441200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Adopt Reduction of Liability           Mgmt          For                            For
       System for Outside Directors

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

7      Approve Payment of Accrued Benefits associated            Mgmt          Against                        Against
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

8      Approve Anti-Takeover Mechanism                           Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAIYO NIPPON SANSO CORPORATION                                                              Agenda Number:  701615265
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55440119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3711600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Delegate the Board of Directors to Authorize              Mgmt          Against                        Against
       Use of Free Share Purchase Warrants for Exercising
       the Anti-Takeover Defense Measures




--------------------------------------------------------------------------------------------------------------------------
 TAIYO YUDEN CO.,LTD.                                                                        Agenda Number:  701613033
--------------------------------------------------------------------------------------------------------------------------
    Security:  J80206113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3452000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Partial Amendment to and Continuance of the               Mgmt          Against                        Against
       Company's Policy on the Large-Scale Purchase
       of Company Shares (Anti-Takeover Measures)




--------------------------------------------------------------------------------------------------------------------------
 TAKAMATSU CORPORATION                                                                       Agenda Number:  701638706
--------------------------------------------------------------------------------------------------------------------------
    Security:  J80443104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3457900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary, K.K. Nihon       Naisou, and Create
       a Holding Company Structure, Takamatsu Construction
       Group  Co. Ltd.

3      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Change Official Company Name to   Takamatsu
       Construction Group Co., Ltd.

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKARA HOLDINGS INC.                                                                        Agenda Number:  701622955
--------------------------------------------------------------------------------------------------------------------------
    Security:  J80733108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3459600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKARA STANDARD CO.,LTD.                                                                    Agenda Number:  701638251
--------------------------------------------------------------------------------------------------------------------------
    Security:  J80851116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3460000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TAKASAGO THERMAL ENGINEERING CO.,LTD.                                                       Agenda Number:  701623731
--------------------------------------------------------------------------------------------------------------------------
    Security:  J81023111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3455200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          Against                        Against
       for Public Notifications,  Allow Company to
       Authorize Use of Share Purchase Warrants as
       Anti-Takeover    Defense Measure

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

7      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

8      Allow Board to Authorize Issuance of Share Acquisition    Mgmt          Against                        Against
       Rights as an           Anti-Takeover Defense
       Measures




--------------------------------------------------------------------------------------------------------------------------
 TAKKT AG, STUTTGART                                                                         Agenda Number:  701507723
--------------------------------------------------------------------------------------------------------------------------
    Security:  D82824109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  DE0007446007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 16 APR 2008 WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 67,732,339.19 as follows: Payment
       of a dividend of EUR 0.32 plus a special dividend
       of EUR 0.48 per no-par share EUR 9,412,339.19
       shall be carried forward Ex-dividend and payable
       date: 08 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Dr. Ebner, Dr. Stolz + Partner GmbH, Stuttgart

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at a price differing neither more
       than 10% from the market price of the shares
       if they are acquired through the stock exchange,
       nor more than 20% if they are acquired by way
       of a repurchase offer, nor more than 10% from
       the market price of the shares if they are
       acquired in the open market, on or before 06
       NOV 2009; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, and to retire
       the shares

7.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board and the corresponding
       amendment to the Article of Association each
       Member of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 25,000,
       and an additional variable remuneration of
       EUR 2,5 00 for every EUR 0.10 of the earnings
       per share, the total remuneration shall not
       exceed EUR 75,000, Members of a Supervisory
       Board Committee shall receive an additional
       remuneration of EUR 2,000




--------------------------------------------------------------------------------------------------------------------------
 TAKUMA CO.,LTD.                                                                             Agenda Number:  701639619
--------------------------------------------------------------------------------------------------------------------------
    Security:  J81539108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3462600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TANDBERG ASA, LYSAKER                                                                       Agenda Number:  701516633
--------------------------------------------------------------------------------------------------------------------------
    Security:  R88391108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  NO0005620856
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board, and summary of the shareholders present

2.     Elect the Chairman of the meeting and 2 persons           Mgmt          For                            For
       to countersign the minutes

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Approve the Management's status report                    Mgmt          For                            For

5.     Approve the annual accounts for 2007, including           Mgmt          For                            For
       dividend

6.     Approve the consultative voting on the declaration        Mgmt          For                            For
       of Executive compensation guidelines

7.     Approve to determine the fees payable to the              Mgmt          For                            For
       Board of Directors, Committee Members and the
       Auditor

8.     Elect the Board of Directors and the Nomination           Mgmt          For                            For
       Committee

9.     Grant authority to acquire own shares                     Mgmt          For                            For

10.    Grant authority to increase the Company's share           Mgmt          For                            For
       capital by share issues




--------------------------------------------------------------------------------------------------------------------------
 TATTERSALL'S LTD                                                                            Agenda Number:  701396598
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8852J102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000TTS5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Acknowledge the Chairman and the Chief Executive's        Non-Voting
       presentations

2.     Receive and consider the financial report for             Non-Voting
       the Company and its controlled entities for
       the period ended 30 JUN 2007 together with
       the Directors' report and the Auditor's Report
       as specified in the Annual Report.

3.a    Re-elect Mr. Harry Boon as a Director of the              Mgmt          Against                        Against
       Company. who retires in accordance with the
       Constitution

3.b    Re-elect Ms. Lyndsey Cattermole as a Director             Mgmt          For                            For
       of the Company, who retires in accordance with
       the Constitution

3.c    Re-elect Mr. Brian Jamieson as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

4.     Adopt the remuneration report forming part of             Mgmt          For                            For
       the Directors' report for the period ended
       30 JUN 2007

S.5    Approve, to renew the proportional takeover               Mgmt          For                            For
       approval provisions contained in Article 4.5(e)
       of, and Schedule 5 to, the Constitution, for
       a further 3 years from the date of the meeting

S.6    Amend, pursuant to Section 136 of the Corporations        Mgmt          For                            For
       Act, the Constitution of the Company, with
       effect from the date of the meeting, as specified

S.7    Approve, subject to the approval of the Australian        Mgmt          For                            For
       Securities and Investments Commission, to change
       the name of the Company from 'Tattersall's
       Limited' to 'Tatts Group Limited'




--------------------------------------------------------------------------------------------------------------------------
 TAYLOR NELSON SOFRES PLC                                                                    Agenda Number:  701510578
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8693M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0001915395
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts of the             Mgmt          For                            For
       Company for the FYE 31 DEC 2007

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

5.     Authorize the Directions to fix the Auditors'             Mgmt          For                            For
       remuneration

6.     Re-elect Mr. Donald Brydon as a Director                  Mgmt          For                            For

7.     Re-elect Mr. David Lowden as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Paul Murray as a Director                    Mgmt          For                            For

S.9    Authorize the Directors for the allotment of              Mgmt          For                            For
       relevant securities

S.10   Authorize the Directors for the allotment of              Mgmt          For                            For
       equity securities pursuant to Section 95 Companies
       Act

S.11   Authorize the Company to make purchases of its            Mgmt          For                            For
       own shares

S.12   Adopt the new Articles of Association as produced         Mgmt          Against                        Against
       to the meeting

S.13   Authorize the Company to make EU political donations      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701376104
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87016104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Agreement [as            Mgmt          For                            For
       specified], the terms and the transactions
       thereunder [as specified], together with the
       relevant proposed caps in relation to such
       transactions for the 3 financial years ending
       31 DEC 2009 as specified and authorize any
       Director of the Company to take any step and
       execute such other documents as they consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with the Framework Agreement or the transactions
       contemplated thereby




--------------------------------------------------------------------------------------------------------------------------
 TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                      Agenda Number:  701535102
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87016104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  KYG870161042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the consolidated audited financial statements       Mgmt          For                            For
       and the reports of the Directors of the Company
       [Directors] and the Independent Auditors of
       the Company [the Auditors] for the YE 31 DEC
       2007

2.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

3.     Elect Mr. Yu Enjun as an Executive Director,              Mgmt          For                            For
       and b) Mr. Huang Xubin as a Non-Executive Director
       and until the conclusion of next AGM of the
       Company

4.     Re-elect a) Mr. Li Dongsheng as an Executive              Mgmt          For                            For
       Director, b) Mr. Liu Fei as an Executive Director,
       c) Mr. Bo Lianming as a Non-Executive Director
       and until the conclusion of the next AGM of
       the Company

5.     Re-elect a) Mr. Lau Siu Ki, b) Mr. Shi Cuiming            Mgmt          Against                        Against
       and c) Mr. Liu Chung Laung as an Independent
       Non-Executive Director and to hold office until
       the conclusion of next AGM of the Company

6.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

7.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares or securities convertible
       into shares or options, warrants or similar
       rights to subscribe for any shares and to make
       or grant offers, Agreements or options which
       would or might require the exercise of such
       powers during or after the relevant period,
       in addition to any shares which may be issued
       from time to time a) on a Rights Issue [as
       specified] or b) upon the exercise of any options
       under any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       or c) upon the exercise of rights of subscription
       or conversion attaching to any warrants or
       convertible bonds issued by the Company or
       any securities which are convertible into shares
       the issue of which Warrants and other securities
       has previously been approved by shareholders
       of the Company or d) as any scrip dividend
       or similar arrangements pursuant to the Articles
       of Association of the Company, not exceeding
       20% of the issued share capital of the Company
       as at the date of this resolution; [Authority
       expires the earliest of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law or the Articles
       of Association of the Company to be held]

8.     Authorize the Directors of the Company unconditional      Mgmt          For                            For
       general mandate to repurchase Shares, subject
       to and in accordance with all applicable Laws,
       subject to the following conditions: a) such
       mandate shall not extend beyond the Relevant
       Period; b) such mandate shall authorize the
       Directors to procure the Company to repurchase
       Shares at such price as the Directors may at
       their discretion determine; c) the Shares to
       be repurchased by the Company pursuant to paragraph
       (a) of this resolution during the Relevant
       Period shall be no more than 10% of the shares
       in issue at the date of passing this resolution;
       [Authority expires the earliest of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law or the Articles
       of Association of the Company to be held]

9.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the passing
       of Resolutions 7 and 8, to add number of shares
       which are repurchased by the Company pursuant
       to and in accordance with Resolution 8, to
       the number of shares that may be allotted or
       agreed conditionally or unconditionally to
       be allotted by the Directors pursuant to and
       in accordance with Resolution 7

10.    Authorize the Directors, to adopt the Restricted          Mgmt          For                            For
       Share Award Scheme [the 'Scheme'] to make such
       awards from time to time under the Scheme in
       accordance with the Scheme Rules [a copy of
       the Scheme Rules has been produced to this
       meeting marked 'A' and signed by the Chairman
       of this meeting for the purpose of Identification]
       provided always that the aggregate number of
       shares of the Company awarded under the Scheme
       shall not exceed 10% of the issued share capital
       of the Company as at the adoption on 11 MAR
       2008 to execute any documents and instruments
       as may be necessary and to do all such acts
       and things as they consider necessary or expedient
       or desirable to implement the Scheme




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701376089
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8701T104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Oct-2007
        ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Agreement [as            Mgmt          For                            For
       specified in the circular of TCL Multimedia
       Technology Holdings Limited [the "Company"]
       dated 27 SEP 2007 [the "Circular"]], the terms
       and the transactions thereunder [as specified],
       together with the proposed annual caps in relation
       to such transactions for the three FYE 31 DEC
       2009 as specified; and authorize any Director
       of the Company to take any step and execute
       such other documents as they consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with the
       Framework Agreement or the transactions contemplated
       thereby

2.     Elect Ms. Wu Shihong as an Independent Non-Executive      Mgmt          Against                        Against
       Director of the Company until the conclusion
       of the AGM of the Company to be held in 2008
       and authorize the Board of Directors of the
       Company [the "Board"] to fix her remuneration

3.     Elect Mr. Leong Yue Wing as an Executive Director         Mgmt          Against                        Against
       of the Company and authorize the Board to fix
       his remuneration




--------------------------------------------------------------------------------------------------------------------------
 TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOWN                                         Agenda Number:  701522600
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8701T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  KYG8701T1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the consolidated audited financial statements     Mgmt          For                            For
       and the reports of the Directors of the Company
       ['Directors'] and the Auditors of the Company
       ['Auditors'] for the YE 31 DEC 2007

2.a    Re-elect Mr. Li Dongsheng as an Executive Director        Mgmt          For                            For

2.b    Re-elect Ms. Lu Zhongli as an Executive Director          Mgmt          For                            For

2.c    Re-elect Mr. Wang Kangping as an Executive Director       Mgmt          For                            For

2.d    Re-elect Mr. Robert Maarten Westerhof as an               Mgmt          For                            For
       Independent Non-Executive Director and to hold
       office until the conclusion of next AGM of
       the Company

2.e    Re-elect Mr. Albert Thomas da Rosa, Junior as             Mgmt          For                            For
       a Non-Executive Director and to hold office
       until the conclusion of next AGM of the Company

2.f    Re-elect Mr. Tang Guliang as an Independent               Mgmt          For                            For
       Non-Executive Director and to hold office until
       the conclusion of next AGM of the Company

2.g    Re-elect Ms. Wu Shihong as an Independent Non-Executive   Mgmt          For                            For
       Director and to hold office until the conclusion
       of next AGM of the Company

2.h    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Re-appoint Messrs. Ernst and Young as the Auditors        Mgmt          For                            For
       and authorize the Board to fix their remuneration

4.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with unissued shares in the Company ['Shares']
       or securities convertible into shares or options,
       warrants or similar rights to subscribe for
       any shares or such convertible securities and
       to make or grant offers, agreements and options
       during or after the relevant period, not exceeding
       20% of the issued share capital of the Company
       as at the date of this resolution, in addition
       to any shares which may be issued from time
       to time a) on a rights issue [as hereinafter
       defined]; or b) upon the exercise of any options
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares;
       or c)upon the exercise of rights of subscription
       or conversion attaching to any warrants or
       convertible bonds issued by the Company or
       any securities which are convertible into shares
       the issue of which warrants and other securities
       has previously been approved by the shareholders
       of the Company; or d) as any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       law or the Articles Association of the Company
       to be held]

5.     Authorize the Directors, for an unconditional             Mgmt          For                            For
       general mandate to repurchase shares; and that
       the exercise by the Directors of all powers
       of the Company to purchase shares subject to
       and in accordance with all applicable laws,
       during the relevant period, no more than 10%
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required Bylaw
       or the Articles of Association of the Company
       to be held]

6.     Approve, subject to the availability of unissued          Mgmt          For                            For
       share capital and conditional upon the passing
       of Resolutions [4] and [5], the aggregate nominal
       amount of the shares which are repurchased
       by the Company pursuant to and in accordance
       with Resolution 5, shall be added to the aggregate
       nominal amount of the share capital of the
       Company that may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to and in accordance with Resolution
       4

7.     Adopt and ratify the Restricted Share Award               Mgmt          For                            For
       Scheme [the Scheme] and authorize the Directors
       to make such awards from time to time under
       the Scheme in accordance with the Scheme Rules
       [a copy of the Scheme Rules has been produced
       to this meeting as specified], the aggregate
       number of shares of the Company awarded under
       the Scheme shall not exceed 10% of the issued
       share capital of the Company as at the adoption
       date of 06 FEB 2008 and to execute any documents
       and instruments as may be necessary and to
       do all such acts and things as they consider
       necessary or expedient or desirable to implement
       the Scheme




--------------------------------------------------------------------------------------------------------------------------
 TDG PLC                                                                                     Agenda Number:  701524060
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8706R103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB0002570330
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       DEC 2007 and the reports of the Directors and
       the Auditors

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.I    Re-elect Mr. J. Hewitt as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

4.II   Re-elect Mr. J. Hume as a Director, who retires           Mgmt          For                            For
       by rotation in accordance with the Articles
       of Association

5.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to hold office until conclusion of
       the next general meeting at which the accounts
       are laid before the Company

6.     Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

7.     Authorize the Directors to exercise all the               Mgmt          For                            For
       powers of the Company to allot relevant securities
       [Section 80 of the Companies Act 1985] up to
       an aggregate nominal amount of GBP 269,925;
       [Authority expires at the conclusion of the
       next AGM of the Company after the passing of
       this resolution]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.8    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 7 as specified and pursuant to
       Section 95 of the Companies Act 1985, to allot
       equity securities [Section 94 of the said Act]
       for cash pursuant to the authority conferred
       by Resolution 8 disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 40,489[representing 4,048,878
       ordinary shares or approximately[5% of the
       issued ordinary share capital of the Company];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2003 or 15 months];
       and, the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3)] of the Companies
       Act of up to 819,581 of B shares of 34.4 pence
       each in the capital of the Company, at a minimum
       price of 34.4 pence and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 09 AUG 2009]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.10   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3)] of the Companies
       Act of up to 8,119,000[representing approximately
       10% of the Company's issued ordinary share
       capital of ordinary shares of 1p each in the
       capital of the Company, at a minimum price
       of 1p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 09 AUG 2009]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.11   Amend the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialed by the Chairman of
       the meeting for the purpose of identification
       as the Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Assocaition




--------------------------------------------------------------------------------------------------------------------------
 TECHNICAL OLYMPIC SA                                                                        Agenda Number:  701628692
--------------------------------------------------------------------------------------------------------------------------
    Security:  X8936X137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  GRS403103005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Approve the financial statements for 2007 along           Mgmt          Abstain                        Against
       with Board of Director's and the Chartered
       Auditor's reports

2.     Approve the consolidated financial statements             Mgmt          Abstain                        Against
       for the period 01 JAN 2007 to 30 SEP 2007

3.     Approve the dismissal of Board of Directors               Mgmt          Abstain                        Against
       and the Chartered Auditor from every compensational
       responsibility for 2007

4.     Approve the dismissal of Board of Directors               Mgmt          Abstain                        Against
       and the Chartered Auditor from every compensational
       responsibility for 2007 on a consolidated basis

5.     Elect the Chartered Auditors' Company for 2008            Mgmt          For                            For
       and approve to determine their salaries

6.     Elect the new Board of Directors                          Mgmt          Abstain                        Against

7.     Approve the restructuring of Company and the              Mgmt          Abstain                        Against
       Group

8.     Approve the closing down of the branch in Romania         Mgmt          Abstain                        Against

9.     Approve the foundation of Offices and Branch              Mgmt          Abstain                        Against
       in Russia

10.    Authorize the Board of Directors that participate         Mgmt          Abstain                        Against
       in the Management or even of Managers to act
       pursuant to Company's goals and participate
       in the companies of similar scopes

11.    Approve the Board of Director's salaries for              Mgmt          Abstain                        Against
       2007 according to Law 2190/1920

12.    Approve the preapproval of Board of Directors             Mgmt          Abstain                        Against
       salaries for 2008 according to Law 2190/1920

13.    Grant special authority for the conclusion of             Mgmt          Abstain                        Against
       contracts between the Company and its affiliates,
       the Board of Directors and their Relatives
       and the Legal Entities that are controled from
       the above

14.    Approve the enactment of the Stock Option Plan            Mgmt          For                            For

15.    Approve the capitalization of taxed reserves              Mgmt          For                            For
       for free share distribution to the Board of
       Directors Company's Executives and linked Companies

16.    Approve the acquisition of own shares according           Mgmt          Abstain                        Against
       to Law 2190/1920 Article 16

17.    Amend the Association's Articles 11, 13, 14,              Mgmt          Abstain                        Against
       18, 22 pursuant to Law 2190/1920

18.    Various announcements                                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TECHTRONIC INDUSTRIES CO LTD                                                                Agenda Number:  701575930
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8563B159                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0669013440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited statement of             Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2007

2.     Declare a final dividend of HK1.50 cents per              Mgmt          For                            For
       share to shareholders whose names appear on
       the register of Members of the Company on 30
       MAY 2008

3.a.   Re-elect Mr. Horst Julius Pudwill as a Group              Mgmt          For                            For
       Executive Director

3.b.   Re-elect Mr. Patrick Kin Wah Chan as a Group              Mgmt          For                            For
       Executive Director

3.c.   Re-elect Mr. Vincent Ting Kau Cheung as a Non-Executive   Mgmt          For                            For
       Director

3.d.   Re-elect Mr. Joel Arthur Schleicher as an Independent     Mgmt          For                            For
       Non-Executive Director

3.e.   Re-elect Mr. Joseph Galli, Jr. as a Group Executive       Mgmt          For                            For
       Director

3.f.   Re-elect Mr. Peter David Sullivan as an Independent       Mgmt          For                            For
       Non-Executive Director

3.g.   Authorize the Directors to fix their remuneration         Mgmt          For                            For
       for the YE 31 DEC 2008

4.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of HKD
       0.10 each in the capital of the Company and
       to make or grant offers, agreements and options
       [including bonds, notes, warrants, debentures
       and securities convertible into shares of the
       Company] during and after the relevant period,
       not exceeding the aggregate of a) 10% of the
       aggregate nominal amount of the issued share
       capital of the Company in case of an allotment
       and issue of shares for a consideration other
       than cash; and b) 20% of the aggregate nominal
       amount of the issued share capital of the Company
       in case of an allotment and issue of shares
       for cash and any shares to be allotted and
       issued pursuant to the approval shall not be
       issued at a discount of more than 5% to the
       Benchmarked Price of the shares and the said
       approval shall be limited accordingly, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of subscription or conversion
       under the terms of any warrants issued by the
       Company or any bonds, notes debentures and
       securities which are convertible into shares
       of the Company; or iii) the exercise of any
       share option scheme or similar arrangement;
       or iv) an issue of shares by way of scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the share capital
       of the Company during the relevant period,
       on the Stock Exchange or any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and regulations, shall
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       in issue as at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6, to add the aggregate nominal amount
       of the share capital of the Company purchased
       by the Company pursuant to Resolution 6, to
       the aggregate nominal amount of the share capital
       of the Company that may be allotted or agreed
       conditionally or unconditionally to be allotted
       by the Directors of the Company pursuant and
       in accordance with the Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 TEKKEN CORPORATION                                                                          Agenda Number:  701631524
--------------------------------------------------------------------------------------------------------------------------
    Security:  J82883109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3545600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA MEDIA SPA, ROMA                                                              Agenda Number:  701481397
--------------------------------------------------------------------------------------------------------------------------
    Security:  T92765121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  IT0001389920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       11 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors report and the Board
       of Auditors report adjournment thereof

O.2    Appoint the Board of Directors to determine               Mgmt          For                            For
       the Board of Directors components, duration
       and emoluments and appoint the Board of Directors
       Members

E.1    Amend the Articles of Corporate By Laws, adjournment      Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 TELENET GROUP HOLDING NV, MECHELEN                                                          Agenda Number:  701425248
--------------------------------------------------------------------------------------------------------------------------
    Security:  B89957110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  BE0003826436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 JAN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Receive Special Directors' and the Auditors'              Mgmt          Abstain                        Against
       reports

2.     Approve issuance of warrants named Share Options          Mgmt          For                            For
       2007

3.     Approve increase of capital in connection with            Mgmt          Against                        Against
       issuance of warrants

4.     Approve to eliminate preemptive rights in relation        Mgmt          Against                        Against
       to issuance of warrants

5.     Grant warrants                                            Mgmt          For                            For

6.     Authorize the Board to execute approved resolutions       Mgmt          Against                        Against

7.     Approve change of Control Clause following Article        Mgmt          Against                        Against
       556 of Company Law

8.     Approve extension of authorization to increase            Mgmt          For                            For
       capital approved by EGM on 31 MAY 2007




--------------------------------------------------------------------------------------------------------------------------
 TELENET GROUP HOLDING NV, MECHELEN                                                          Agenda Number:  701576590
--------------------------------------------------------------------------------------------------------------------------
    Security:  B89957110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  BE0003826436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL FOR
       EGM ON 25 JUN 2008. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Communication of and discussion on the annual             Non-Voting
       report of the Board of Directors and the report
       of the Statutory Auditors on the statutory
       financial statements for the FYE on 31 DEC
       2007

A.2    Approve the statutory financial statements of             Mgmt          Abstain                        Against
       the Company for the FYE on 31 DEC 2007, including
       the allocation of the result as proposed by
       the Board of Directors

A.3    Communication of and discussion on the annual             Non-Voting
       report of the Board of Directors and the report
       of the Statutory Auditors on the consolidated
       financial statements for the FYE on 31 Dec
       2007

A.4    Approve the consolidated financial statements             Mgmt          For                            For
       of the Company for the FYE on 31 Dec 2007

A.5    Grant discharge from liability to the Directors           Mgmt          For                            For
       for the exercise of their mandate during the
       FYE on 31 DEC 2007 and to grant, as far as
       needed and applicable, discharge from liability
       to the attendees of the meetings of the board
       of directors held during the FYE on 31 DEC
       2007 who were not a Director of the Company
       at that time

A.6    Grant discharge from liability to the Statutory           Mgmt          For                            For
       Auditors for the exercise of their mandate
       during the FYE on 31 DEC 2007

A.7.a  Re-appoint Mr. Charles H.R. Bracken and Mr.               Mgmt          For                            For
       James Shane O'Neill as the Directors of the
       Company with immediate effect for a term of
       4 years which will end immediately after the
       closing of the AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2011

A.7.b  Re-eppoint Mr. Frank Donck as a Director of               Mgmt          Against                        Against
       the Company with immediate effect for a term
       of 4 years which will end immediately after
       the closing of the AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2011

7.a.c  Re-elect Messrs. Alex Brabers, Andre Sarens,              Mgmt          Against                        Against
       Duco Sickinghe as a Director of the Company
       with immediate effect for a term of 4 years
       which will end immediately after the closing
       of the AGM which will have deliberated and
       voted on the financial statements for the FYE
       on 31 DEC 2011

A.7.I  Re-appoint Mr. Johan Friso Bernhard Christiaan            Mgmt          For                            For
       David van Oranje-Nassau as an Idependent Director,
       for a term of 2 years which will end immediately
       after the closing of AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2009

A.7II  Re-appoint Mr. Financiere des Cytises NV as               Mgmt          For                            For
       an Independent Director [having as permanent
       representative Mr. Michel Delloye], for a term
       of 4 years which will end immediately after
       the closing of the AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2011; the persons mentioned in
       items (i) and (ii) above are Independent Directors
       since these persons [as well as, if applicable,
       the permanent representative] meet the conditions
       as specified by the Articles of Association
       and the criteria provided in Articles 524,
       Section 4, Resolution 2 of the Belgian Company
       Code; the aforementioned Directors will be
       remunerated according to the principles established
       by the AGM held on 31 May 2007

A.8    Appoint Klynveld Peat Marwick Goerdeler- BedrijfsrevisorenMgmt          Against                        Against
       CVBA, abbreviated as KPMG Bedrijfsrevisoren
       CVBA, a civil Company that has the form of
       a cooperative Company with limited liability
       under Belgian law, represented by Mr. Jos Briers,
       as the Statutory Auditor of the Company for
       a term of 3 years which will end immediately
       after the closing of the AGM which will have
       deliberated and voted on the financial statements
       for the FYE on 31 Dec 2010; and approve the
       remuneration for the exercise of the mandate
       of Statutory Auditor is determined at EUR 499,650
       per annum [excluding VAT]

E.1    Reporting by the Board of Directors established           Non-Voting
       in accordance with- Article 583 of the Belgian
       Company Code which contains a detailed justification
       of the proposed issuance of warrants, referred
       to as Stock Options 2008; and - Articles 596
       and 598 of the Belgian Company Code concerning
       the proposed cancellation of the preferential
       subscription rights of the existing shareholders
       at the occasion of the proposed issuance of
       warrants, referred to as Stock Options 2008,
       to the benefit of the person mentioned in this
       report and in the agenda below; report of the
       Statutory Auditor of the Company established
       in accordance with Articles 596 and 598 of
       the Belgian Company Code concerning the proposed
       cancellation of the preferential subscription
       rights of the existing shareholders at the
       occasion of the proposed issuance of warrants,
       referred to as Stock Options 2008; reporting
       by the Board of Directors established in accordance
       with Article 596, and, in as far as needed
       and applicable, Articles 582 and 560 of the
       Belgian Company Code concerning the proposed
       capital increase mentioned in item 9 of this
       agenda through issuance of shares with cancellation
       of the preferential subscription rights and
       possibly below fraction value; report of the
       Statutory Auditor of the Company established
       in accordance with Article 596 and, in as far
       as needed and applicable, Articles 582 of the
       Belgian Company Code concerning the proposed
       capital increase mentioned in item E.9 of this
       agenda through issuance of shares with cancellation
       of the preferential subscription rights and
       possibly below fraction value

E.2    Approve the decision to issue 317,000 naked               Mgmt          For                            For
       warrants, referred to as Stock Options 2008,
       each giving right to subscribe to 1 new share
       of the limited liability Company Telenet Group
       Holding, and to determine the terms and conditions
       thereof in accordance with the provisions of
       the Stock Option Plan [the Plan] attached to
       the aforementioned report of the Board of Directors;
       the warrants will be granted, within the framework
       of the Plan, to the Chief Executive Officer
       of the Telenet group, as contemplated in the
       Plan and the aforementioned report of the Board
       of Directors; as provided in the aforementioned
       issuance- and exercise conditions of the warrants,
       the exercise prize of the warrants, per warrant,
       will be equal to the higher of [x] the average
       of the closing prices of the Company's shares
       as traded on Euronext Brussels during the 30
       day period preceding the date of issuance of
       the warrants by the EGM shareholders' meeting
       of the Company and [y] EUR 14.50

E.3    Approve the decision to annul 317,000 naked               Mgmt          For                            For
       warrants referred to as 'Stock Options 2007'
       created by the EGM shareholders' meeting of
       the Company held on 27 DEC 2007, so that in
       the future only a maximum of 343,000 Stock
       Options 2007 can be offered to the Chief Executive
       Officer of the Telenet Group

E.4    Approve the decision, subject to the condition            Mgmt          For                            For
       precedent of, and to the extent of, the exercise
       of the warrants referred to as 'Stock Options
       2008', to increase the share capital of the
       Company with an amount equal to the number
       of subscription rights represented by the warrants
       'Stock Options 2008', being maximum 317,000,
       multiplied by the applicable subscription price,
       subject to, and as determined in, the aforementioned
       issuance and exercise conditions of the warrants;
       as provided in the aforementioned issuance-
       and exercise conditions of the warrants, the
       shares to be issued by the Company upon exercise
       of the warrants will be ordinary shares of
       the Company; further reference is made to the
       issuance and exercise conditions of the warrants;
       as determined in the aforementioned issuance-
       and exercise conditions of the warrants, upon
       the exercise of a warrant and upon the issuance
       of a new share in accordance with the terms
       and conditions of the Plan, the exercise price
       of the warrant will be allocated to the share
       capital of the Company; however, to the extent
       that the amount of the exercise price of the
       warrant exceeds the fraction value [fractiewaarde
       / valeur fractionnelle] of the shares of the
       Company immediately preceding the exercise
       of the warrant concerned, a part of the exercise
       price equal to such fraction value shall be
       booked as share capital, whereby the balance
       will be booked as issue premium; the issue
       premium, if any, shall serve as guarantee for
       third parties in the same manner as the Company's
       share capital and shall be booked on an unavailable
       account that can only be decreased or booked
       away pursuant to a resolution of a general
       shareholders' meeting passed in the manner
       required for an amendment to the Company's
       Articles of Association; following the issuance
       of the shares and the resulting capital increase,
       each of the issued and outstanding shares of
       the Company which represent the Company's share
       capital, will represent the same fraction of
       the share capital of the Company

E.5    Approve the cancellation of the preferential              Mgmt          For                            For
       subscription rights of the existing shareholders
       and, in as far as needed and applicable, of
       the holders of the still outstanding profit
       certificates, warrants or other securities
       issued by the Company which give right to shares,
       to the benefit of Mr. Duco Sickinghe, 'Chief
       Executive Officer' of the Telenet group [independent
       service provider]

E.6    Approve the subscription to the warrants 'Stock           Mgmt          For                            For
       Options 2008' concerned by the Chief Executive
       Officer of the Telenet Group; to the extent
       that during the general shareholders' meeting
       the warrants concerned are not subscribed to
       by the Chief Executive Officer of the Telenet
       group, the Company is authorized to offer the
       warrants concerned to the Chief Executive Officer
       of the Telenet group, whereby the latter will
       be able to subscribe to the warrants concerned
       in whole or in part during a subscription period
       that will be established by the HRO committee
       or by the Board of Directors of the Company,
       but which term cannot exceed 30 days

E.7    Authorize the Board of Directors to execute               Mgmt          For                            For
       the adopted resolutions, to determine the further
       conditions of implementation, and more in general,
       to do everything necessary for the implementation
       of the aforementioned Plan; authorize each
       Member of the Board of Directors with the exception
       of the Chief Executive Officer, to, acting
       separately, after each exercise period of the
       warrants, have the subsequent capital increases
       recorded in a notarial deed, and to book the
       amounts corresponding to the number of the
       new shares issued upon the exercise of the
       warrants on the account Share capital and on
       the account 'Issue premium' in accordance with
       the foregoing; amend the Articles of Association
       the amount of the share capital and the number
       of shares in accordance with the new status
       of the share capital and the shares, as appears
       from the recorded establishments of the capital
       increases, and to complete the history of the
       share capital

E.8    Approve, in as far as needed and applicable,              Mgmt          For                            For
       in accordance with Article 556 of the Belgian
       Company Code of the terms and conditions of
       the aforementioned Plan, including, but not
       limited to, the provisions of Article 8.2.2
       of the Plan, which may grant rights that either
       could have an impact on the Company's equity
       or could give rise to a liability or obligation
       of the Company in case of a change of control
       over the Company

E.9    Approve the decision to increase the share capital        Mgmt          For                            For
       through contribution in cash [hereinafter referred
       to as the Capital Increase] for an amount of
       EUR 23,500,000.00 [including issue premium],
       with cancellation of the preferential subscription
       rights of the holders of existing shares and,
       in as far as needed and applicable, of the
       holders of the still outstanding profit certificates,
       warrants or other securities issued by the
       Company which give right to shares, for the
       benefit of the employees of the Company and
       its subsidiaries, through issuance of a maximum
       number of shares equal to the product of: [x]
       in the numerator: the amount of the subscription
       to the Capital Increase, with a maximum of
       EUR 23,500,000.00 [including issue premium],
       and [y] in de denominator: the issuance price
       of the shares which will be equal to the average
       of the closing prices of the shares of the
       Company as traded on Euronext Brussels during
       a term of 30 days prior to [but not including]
       the date of the opening of the subscription
       period, decreased with 16.67%; to the extent
       the issuance price of the new shares is equal
       to, or lower than, the fraction value of the
       existing shares of the Company preceding the
       issuance of the new shares, the issuance price
       will be entirely allocated to the share capital;
       however, to the extent the issuance price of
       the shares is higher than the fraction value
       of the existing shares of the Company preceding
       the issuance of the new shares, per share subscribed
       to, an amount equal to the fraction value per
       share will be allocated to the share capital,
       whereby the balance will be booked as issue
       premium; the issue premium, if any, shall serve
       as guarantee for third parties in the same
       manner as the Company's share capital and shall
       be booked on an unavailable account that can
       only be decreased or booked away pursuant to
       a resolution of a general shareholders' meeting
       passed in the manner required for an amendment
       to the Company's Articles of Association; in
       accordance with the provisions of Article 584
       of the Belgian Company Code, if the Capital
       Increase is not fully placed, the share capital
       will only be increased with the amount of the
       subscriptions received; these new shares will:
       be ordinary shares of the Company [other than
       the Golden Shares and Liquidation Dispreference
       Shares of the company (as defined in the Company's
       Articles of Association)], and shall have the
       same rights and benefits [including as to dividend
       rights] as the existing ordinary shares of
       the Company; at the time of the issuance, benefit
       from the reduced withholding tax rate of 15%,
       that is the so-called 'VVPR' status, with respect
       to the dividends, if any, that the Company
       may declare in its absolute discretion; where
       applicable, such VVPR-right can be represented
       by a separate instrument; participate in the
       profits for the entire FY of the Company that
       started on 01 JAN 2008; and be subscribed to
       in cash and immediately fully paid up; these
       new shares can be subscribed to by the following
       persons for the benefit of whom the preferential
       subscriptions rights have been cancelled in
       the interest of the Company: i) the employees
       of the Company and/or its subsidiaries; ii)
       by 1 or more financial intermediaries acting,
       either in their own name and for their own
       account, or in name and for the account of
       the employees referred to under paragraph (i),
       with the obligation for these financial intermediaries
       to place the thus subscribed shares with the
       subscribers to these shares; the shares to
       be issued cannot be transferred during a period
       of 2 years following their issuance; this Capital
       Increase is not a capital increase in the meaning
       of Article 609 of the Belgian Company Code;
       after the partial or entire realization of
       the Capital Increase, all issued shares of
       the Company will represent the same fraction
       of the share capital

E.10   Authorize the Board of Directors, with the right          Mgmt          For                            For
       to subdelegate, to: establish, in accordance
       with the resolutions referred to above in the
       agenda of this meeting, (i) the exact amount
       of the Capital Increase; (ii) the issuance
       price and (iii) the exact number of shares
       to be issued; establish the criteria and procedure
       for subscription by the employees of the company
       and/or its subsidiaries to the new shares to
       be issued in the framework of the Capital Increase;
       establish the subscription period in the framework
       of the Capital Increase; whereby this authorization
       remains valid until one minute before midnight
       (23h59), 31 May 2009; authorize each Member
       of the Board of Directors, acting separately,
       to have the realization, in whole or in part,
       of the Capital Increase recorded in (a) notarial
       deed(s), and consequently to amend the Articles
       of Association with respect to the amount of
       the share capital, the number of shares, the
       numbering of the shares and the history of
       share capital

E.11   Approve to provide certain powers in the Articles         Mgmt          Against                        Against
       of Association of the Company to acquire, respectively
       dispose of, own shares and profit certificates
       and certificates relating thereto, and consequently
       to insert a new Article 23bis in the articles
       of association of the company that will read
       as set forth below [whereby the words [date]
       in the text below will have to be replaced
       by the date of the general shareholders' meeting
       at which this resolution is adopted], as specified

E.12   Authorize the Company to acquire or dispose               Mgmt          Against                        Against
       of own shares and profit certificates, and
       certificates relating thereto, and consequently,
       to resolve as follows: the Board of Directors
       of the Company, a directly controlled subsidiary
       of the Company or a person acting in its own
       name but for the account of the Company or
       such subsidiary, in accordance with the provisions
       of the Belgian Company Code and the relevant
       provisions of the Company's Articles of Association,
       to (a) acquire own shares and profit certificates
       of the Company, and certificates relating thereto,
       by acquisition, purchase, exchange or otherwise,
       up to the maximum number allowed by the Belgian
       Company Code, at a price per share, respectively
       per profit certificate, (x) that must be at
       least equal to 20 % of the average of the closing
       prices of the shares of the company, on a 'per
       share' basis, as traded on Euronext Brussels
       [or any other regulated market or trading platform
       on which the shares of the company are traded
       at that time at the initiative of the Company]
       during a term of 30 calendar days preceding
       the acquisition, and (y) which cannot exceed
       20 % of the average of the closing prices of
       the shares of the Company, on a 'per share'
       basis, as traded on Euronext Brussels [or any
       other regulated market or trading platform
       on which the shares of the company are traded
       at that time at the initiative of the Company]
       during a term of 30 calendar days preceding
       the acquisition and (b) dispose of own shares
       and profit certificates, and certificates relating
       thereto; the aforementioned authorization also
       applies to the taking of pledges on own shares
       and profit certificates, and certificates relating
       thereto, by the Company itself, by a directly
       controlled subsidiary of the Company, or by
       a person acting in its own name but for the
       account of the Company or such subsidiary;
       this authorization is valid for a period of
       18 months; this authorization is without prejudice
       to the authorization set forth in Article 23bis.3
       of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 TELEPARK CORP.                                                                              Agenda Number:  701634695
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8298A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3893700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Merger with MS Communications                     Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Change Official Company Name to   T-Gaia Corporation,
       Expand Business Lines, Increase Authorized
       Capital to 2   Mil shs, Adopt Reduction of
       Liability System for All Directors

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Director due to Merger                          Mgmt          For                            For

5.2    Appoint a Director due to Merger                          Mgmt          For                            For

5.3    Appoint a Director due to Merger                          Mgmt          For                            For

5.4    Appoint a Director due to Merger                          Mgmt          For                            For

6      Appoint a Corporate Auditor                               Mgmt          Against                        Against

7.1    Appoint a Corporate Auditor due to Merger                 Mgmt          Against                        Against

7.2    Appoint a Corporate Auditor due to Merger                 Mgmt          Against                        Against

8      Amend the Compensation to be Received by Directors        Mgmt          For                            For

9      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TELEPERFORMANCE, PARIS                                                                      Agenda Number:  701555976
--------------------------------------------------------------------------------------------------------------------------
    Security:  F9120F106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  FR0000051807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE on 31 DEC 2007,
       as presented, net earnings for the FY: EUR
       166,457,238.26; accordingly grant permanent
       discharge to the Executive Committee for the
       performance of their duties during the said
       FY

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, net consolidated
       earnings for the FY: EUR 101,425,000.00, net
       earnings group part: EUR 93,283,000.00

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code, and approve the
       commission paid to subsidiary Teleperformance
       Group In [USA], in compensation to the assistance
       provided by the latter, during the transfer
       of Noble Systems Corporation [USA]

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code, approve the transfer
       of the shares between subsidiaries Technicity
       Solutions and Teleperformance Technical Help

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Article L.225.86 of
       the French Commercial Code, approve the partial
       relinquishment on debts that has been granted
       by the Company to its Brazilian subsidiary
       Spcc

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code, approve the commission
       paid to Ber. ComInternational as remuneration
       for its assistance during the transfer of Puteaux
       Bldg

O.7    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code, approve the remuneration
       to Michel Peschard, relating to his employment
       contract

O.8    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 166,457,238.26; retained earnings:
       EUR 28,352,793.58, balance available for distribution
       EUR 194,810,031.58; approve to allocate to
       legal reserve: debit balance of EUR 2,044,459.50,
       allocated to ordinary reserve: debit balance
       of EUR 110,000,000.00 distributable income:
       EUR 82,765,572.34 dividends: debit of EUR 24,368,744.84
       balance allocated to retained earnings: 58,396,827.50;
       declare a net dividend of EUR 0.44 per share,
       and will entitle to the 40 % deduction provided
       by the French Tax Code; this dividend will
       be paid on 09 JUN 2008; in the event that the
       Company holds some of its own shares on such
       date, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account, as required by law, it is
       reminded that, for the last three FYs, the
       dividends paid, were as follows: EUR 0.37 for
       FY 2006, EUR 0.30 for FY 2005, EUR 0.25 for
       FY 2004

O.9    Approve to award total annual fees of EUR 150,000.00      Mgmt          For                            For
       to the Supervisory Board

O.10   Approve to renews the appointment of Mr. Martine          Mgmt          For                            For
       Dassault as a Member of the Supervisory Board
       for a 4 year period

O.11   Approve to renews the appointment of Mr. Alain            Mgmt          For                            For
       Laguillaumie as a Member of the Supervisory
       Board for a 4 year period

O.12   Approve to renews the appointment of Mr. Philippe         Mgmt          For                            For
       Dominati as a Member of the Supervisory Board
       for a 4 year period

O.13   Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: 40.00, maximum number of shares
       to be acquired: 10% of the share capital, maximum
       fund invested in the share buybacks: EUR 221,534,040.00,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 01 JUN 2007 in its
       resolution number 10; to take all necessary
       measures an accomplish all necessary formalities
       [Authority expires at the end of 18 month period]

E.14   Grant authority to the Executive Committee to             Mgmt          For                            For
       reduce the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan up
       to a maximum of 10% of the share capital over
       a 24 month period; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 01 JUN 2007
       in its resolutions number 13; to take all necessary
       measures and accomplish all necessary formalities
       and [Authority expires at the end of 26 month
       period]

E.15   Authorize the Executive Committee to increase             Mgmt          For                            For
       the capital, on one or more occasions in France
       or abroad, by a maximum nominal amount of EUR
       20,000,000.00 by issuance, with preferred subscription
       rights maintained, of ordinary shares and or
       debt securities, maximum nominal amounts of
       debt securities which may be issued shall not
       exceed EUR 300,000,000.00; to take all necessary
       measures and accomplish all necessary formalities
       [Authority expires at the end of 26 month period]

E.16   Grant authority to the Executive Committee to             Mgmt          For                            For
       increase on one or more occasions, in France
       or abroad, the share capital to a maximum amount
       not exceeding 10% of the share capital by the
       issuance of shares and or securities giving
       access to the share capital of third Companies;
       to cancel the shareholders' [referential subscription
       rights in favour of the beneficiaries; to take
       all necessary measures and accomplish all necessary
       formalities [Authority expires at the end of
       26 month period]

E.17   Grant authority to the Executive Committee in             Mgmt          For                            For
       order to increase the share capital, in one
       or more occasions and at its sole discretion:
       up to  maximum nominal amount of EUR 140,000,000.00
       by way of issuing shares to be subscribed either
       in cash or by the of setting of debts, up to
       a maximum nominal amount of EUR 140,000,000.00
       by way of capitalizing reserves, profits premiums
       or other means provided that such capitalization
       is allowed by law and under the By-Laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods successively or simultaneously; [Authority
       expires at the end of 26 month period]; to
       take necessary measures and accomplish all
       necessary formalities

E.18   Grant authority to the Executive Committee to             Mgmt          For                            For
       increase the share capital, on one or more
       occasions, at its sole discretion, in favour
       of employees and corporate officers of the
       Company who are Members of the Company savings
       plan; and for a nominal amount that shall not
       exceed EUR 2,000,000.00; approve to cancel
       the shareholders' preferential subscription
       rights in favour of the beneficiaries; and
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities
       [Authority expires at the end of 26 month period]

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 TELEVISION BROADCASTS LTD                                                                   Agenda Number:  701547361
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y85830100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  HK0511001957
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.     Elect Mr. Gordon Siu Kwing Chue as a Director             Mgmt          For                            For

4.1    Re-elect Dr. Chow Yei Ching as a Director                 Mgmt          Against                        Against

4.2    Re-elect Mr. Chien Lee as a Director                      Mgmt          For                            For

4.3    Re-elect Mr. Kevin Lo Chung Ping as a Director            Mgmt          For                            For

5.     Approve an increase in the Director's fee                 Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

S.7    Amend Article 98, Article 107(H)(i), Article              Mgmt          For                            For
       109, Article 114 of Association as specified

8.     Authorize the Directors of the Company, in substitution   Mgmt          For                            For
       of all previous authorities, during or after
       the relevant period, to allot, issue and deal
       with unissued shares in the capital of the
       Company and to make or grant offers, agreements,
       options and other rights, or issue securities,
       which might require the exercise of such powers,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted or issued [whether pursuant
       to an option or otherwise] by the Directors
       of the Company, otherwise than pursuant to
       i) a rights Issue; or ii) any scrip dividend
       or similar arrangement providing for allotment
       of shares in lieu of the whole or part of a
       dividend on the ordinary shares in the Company
       [such ordinary shares being defined in this
       and the following Resolution 7, [shares] in
       accordance with the Articles of Association
       of the Company, shall not exceed the aggregate
       of: i) 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       and ii) [if the Directors of the Company are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any other applicable
       Law to be held]

9.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period of all powers of the Company
       to purchase shares on the Stock Exchange of
       Hong Kong Limited or any other stock exchange
       on which the shares may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange of Hong Kong Limited; the
       aggregate nominal amount of shares which may
       be purchased by the Company shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiry of the
       period within which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any other applicable law
       to be held]

10.    Authorize the Directors of the Company, to exercise       Mgmt          For                            For
       the powers of the Company referred to Resolution
       8 in respect of the share capital of the Company
       as specified

11.    Approve to extend the period of 30 days during            Mgmt          For                            For
       which the Company's register of Members may
       be closed under Section 99(1) of the Companies
       ordinance during the calendar year 2008 to
       60 days pursuant to Section 99(2) of the Companies
       ordinance




--------------------------------------------------------------------------------------------------------------------------
 TEMPLE BAR INVESTMENT TRUST PLC, LONDON                                                     Agenda Number:  701468870
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87534106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  GB0008825324
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Group accounts for the YE 31 DEC              Mgmt          For                            For
       2007 together with the reports of the Directors
       and the Auditors thereon

2.     Approve the report on the Director's remuneration         Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Declare a final dividend of 21.07 pence per               Mgmt          For                            For
       ordinary share

4.     Re-elect Mr. Richard W. Jewson as a Director              Mgmt          For                            For

5.     Re-elect Mr. Martin R. Riley as a Director                Mgmt          For                            For

6.     Re-elect Mr. Field L.J. Walton as a Director              Mgmt          For                            For

7.     Re-elect Mr. John Reeve as a Director                     Mgmt          For                            For

8.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

S.9    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Act] of up to
       8,745,277 ordinary shares being 14.99% of the
       issued share capital of the Company of 25p
       each in the capital of the Company [ordinary
       shares], at a minimum price of 25p per share
       and up to 5% above the average of the market
       value of the share quotations taken from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier at the end of the AGM of
       the Company in 2009 or 15 months]; and the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 TEMPSTAFF CO.,LTD.                                                                          Agenda Number:  701626927
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8298V105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3547650006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Create a Holding Company by Stock Transfer                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEN NETWORK HOLDINGS LIMITED                                                                Agenda Number:  701405931
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8980R109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  AU000000TEN8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities for the YE 31 AUG
       2007 and the reports of the Directors and Auditors

2.a    Re-elect Mr. Paul Gleeson as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Constitution of the Company

2.b    Re-elect Mr. Nick Falloon as a Director, who              Mgmt          Against                        Against
       retires by rotation in accordance with the
       Constitution of the Company

2.c    Elect Mr. Leonard Asper as a Director, who retires        Mgmt          Against                        Against
       in accordance with the Constitution of the
       Company

2.d    Elect Mr. Tom Strike as a Director, who retires           Mgmt          Against                        Against
       by rotation in accordance with the Constitution
       of the Company

3.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       AUG 2007

4.     Approve, in accordance with ASX Listing Rule              Mgmt          For                            For
       10.17, to increase the maximum aggregate amount
       of remuneration payable to the Non-Executive
       Directors of the Company in any FY by AUD 400,000
       from AUD 600,000 to AUD 1,000,000

s.5    Adopt a new Constitution, in the from tabled              Mgmt          For                            For
       at the meeting and intialled by the Chairman
       of the meeting for identification, in substitution
       for the existing Constitution of the Company




--------------------------------------------------------------------------------------------------------------------------
 TESSENDERLO CHEMIE NV, TESSENDERLO                                                          Agenda Number:  701580789
--------------------------------------------------------------------------------------------------------------------------
    Security:  B90519107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  BE0003555639
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Received the Directors' and the Auditors' reports         Mgmt          For                            For

2.a    Approve to accept the financial statements                Mgmt          For                            For

2.b    Approve the dividends of EUR 0.95 per share               Mgmt          For                            For

3.a    Approve the discharge of the Directors                    Mgmt          For                            For

3.b    Approve the discharge of the Auditors                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TGS-NOPEC GEOPHYSICAL COMPANY ASA                                                           Agenda Number:  701588367
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9138B102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  NO0003078800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairman of the meeting and a person            Mgmt          For                            For
       to co-sign the minutes of the general meeting
       together with the Chairman

2.     Approve the notice and agenda for the meeting             Mgmt          For                            For

3.     Approve the annual accounts and annual report,            Mgmt          For                            For
       the Auditor's report and the disposition of
       the annual results

4.     Approve the Auditor's fee                                 Mgmt          For                            For

5.1    Approve the Director's fee for the period JUL             Mgmt          For                            For
       2007 to JUN 2008

5.2    Approve the Director's fee for the period JUL             Mgmt          For                            For
       2008 to JUN 2009

6.     Approve the compensation to the Members of the            Mgmt          For                            For
       Nomination Committee for the period JUL 2007
       to JUN 2008

7.     Approve the merger with Wavefield Inceis ASA              Mgmt          For                            For

8.1    Elect Mr. Claus Kampmann, [Chairman] as a Director        Mgmt          For                            For

8.2    Elect Mr. Henery H Hamilton III [Chief Executive          Mgmt          For                            For
       Officer/Director] as a Director

8.3    Elect Mr. Arne-Kristian Maeland as a Director             Mgmt          For                            For

8.4    Elect Mr. Colette Lewiner as a Director                   Mgmt          For                            For

8.5    Elect Ms. Kathleen Ruth Arthur as a Director              Mgmt          For                            For

8.6    Elect Ms. Elisabeth Harstad as a Director                 Mgmt          For                            For

9.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       the Company's shares

10.    Approve the Board of Director's declaration               Mgmt          For                            For
       relevant to the guidelines for determination
       of compensation to the Executive Managers

11.    Approve the Stock Option Plan                             Mgmt          For                            For

12.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THAKRAL HOLDINGS GROUP THG                                                                  Agenda Number:  701398972
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9026V104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  AU000000THG5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report of the Company               Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the reports of the Directors and the
       Auditors thereon

1.     Re-elect Mr. Albert Edward Harris as a Director,          Mgmt          For                            For
       who retires by rotation

2.     Re-elect Mr. Rikhipal Singh Thakral as a Director,        Mgmt          For                            For
       who retires by rotation

3.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

4.     Approve to increase the maximum yearly aggregate          Mgmt          For                            For
       sum for fees payable to the Non Executive Directors
       of the Company by AUD 250,000 from AUD 850,000
       to AUD 1,100,000

5.     Approve, subject to the Members approving Resolution      Mgmt          For                            For
       6 as specified: a) the establishment of a scheme
       to be called the Thakral Holdings Group Long
       Term Incentive Scheme [the LTI Scheme] for
       the provision of incentives to the Executives
       of Thakral Holdings Group as determined by
       the Non-Executive Directors of Thakral [Executives];
       b) the grant of performance rights [and the
       subsequent transfer of Thakral Holdings Group
       stapled securities] to the Executives under
       the LTI Scheme; and c) the provision of benefits
       to the Executives under the LTI Scheme, in
       accordance with the LTI Scheme rules, as specified

6.     Approve, subject to the Members approving Resolution      Mgmt          For                            For
       5: a) the granting of 250,000 performance rights
       to Mr. John Hudson under the Thakral Holdings
       Group Long Term Incentive Scheme and the terms
       and conditions applicable to that grant; and
       b) the issue of stapled securities to Mr. Hudson
       if the performance rights become vested, as
       specified




--------------------------------------------------------------------------------------------------------------------------
 THE AICHI BANK,LTD.                                                                         Agenda Number:  701635685
--------------------------------------------------------------------------------------------------------------------------
    Security:  J07686108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3103000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE AKITA BANK,LTD.                                                                         Agenda Number:  701628034
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01092105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3107600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE AOMORI BANK,LTD.                                                                        Agenda Number:  701627599
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01680107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3106000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Adopt Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE ASCOTT GROUP LTD                                                                        Agenda Number:  701404268
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y75438104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  SG1R04002163
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition by Ascott Scotts Pte.             Mgmt          Abstain                        Against
       Ltd. [ASPL], an indirect wholly-owned subsidiary
       of the Company, from HSBC Institutional Trust
       Services [Singapore] Limited, acting in its
       capacity as trustee of CapitaCommercial Trust
       [the 'Trustee'] or [as the case may be] CapitaLand
       Selegie Private Limited ['CSPL'], of a leasehold
       interest in the serviced residence component
       of the mixed development currently under construction
       on the property known as Wilkie Edge at 8 Wilkie
       Road, Singapore, at the consideration and upon
       the terms and subject to the conditions of
       the conditional agreement for lease dated 29
       AUG 2007 made between CSPL, the Trustee, and
       ASPL, as specified [the 'Transaction']; and
       authorize the Directors of the Company, to
       do and complete all such acts, deeds, documents
       and things as may be considered necessary or
       expedient for the purposes of giving effect
       [as the case requires] to the Transaction and/or
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 THE AWA BANK,LTD.                                                                           Agenda Number:  701628046
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03612108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3126800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF IKEDA,LTD.                                                                      Agenda Number:  701631219
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03906104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3132400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF IWATE,LTD.                                                                      Agenda Number:  701622501
--------------------------------------------------------------------------------------------------------------------------
    Security:  J25510108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Jun-2008
        ISIN:  JP3152400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3      Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint Accounting Auditors                               Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

7      Approve Payment of Bonuses to Directors and               Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF NAGOYA,LTD.                                                                     Agenda Number:  701631308
--------------------------------------------------------------------------------------------------------------------------
    Security:  J47442108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3648800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Auditors Board Size           Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF OKINAWA,LTD.                                                                    Agenda Number:  701623325
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04032108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3194600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE BANK OF SAGA LTD.                                                                       Agenda Number:  701635661
--------------------------------------------------------------------------------------------------------------------------
    Security:  J04116109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3315200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE BANKERS INVESTMENT TRUST PLC, LONDON                                                    Agenda Number:  701452889
--------------------------------------------------------------------------------------------------------------------------
    Security:  G07476107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Feb-2008
        ISIN:  GB0000767003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and audited accounts        Mgmt          For                            For
       for the YE 31 OCT 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 OCT 2007

3.     Approve the final dividend                                Mgmt          For                            For

4.     Re-appoint Mr. R.D. Brewster as a Director                Mgmt          For                            For

5.     Re-appoint Mr. F.I. Sumner as a Director                  Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to the Company

7.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

8.     Authorize the Board to allot relevant securities          Mgmt          For                            For

S.9    Approve to disapply pre-emption rights                    Mgmt          For                            For

S.10   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own ordinary shares

S.11   Approve to use electronic communications                  Mgmt          For                            For

S.12   Adopt new Articles of Association                         Mgmt          For                            For

S.13   Adopt a further set of Articles of Association            Mgmt          For                            For
       with effect from 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 THE CHIBA KOGYO BANK,LTD.                                                                   Agenda Number:  701627169
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05712104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3512200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE CHUKYO BANK,LIMITED                                                                     Agenda Number:  701631776
--------------------------------------------------------------------------------------------------------------------------
    Security:  J07308109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3520000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE DAISAN BANK,LTD.                                                                        Agenda Number:  701634164
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10752103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3483400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE DAISHI BANK,LTD.                                                                        Agenda Number:  701623301
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10794105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3483800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE EHIME BANK,LTD.                                                                         Agenda Number:  701634657
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12684106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3166400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE EIGHTEENTH BANK,LIMITED                                                                 Agenda Number:  701621989
--------------------------------------------------------------------------------------------------------------------------
    Security:  J12810107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3392200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE EXPRO INTERNATIONAL GROUP PLC                                                           Agenda Number:  701581630
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8795D106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  GB0003119392
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company for the            Mgmt          For                            For
       purpose of giving effect to the scheme of arrangement
       dated 09 MAY 2008 between the Company and the
       holders of the scheme shares [as defined in
       the said scheme], a print of which has been
       produced to this meeting and for the purposes
       of identification signed by the Chairman hereof,
       in its original form or subject to such modification,
       addition or condition agreed between the Company
       and Umbrellastream Limited ["Umbrellastream"]
       and approved or imposed by the court ["the
       Scheme"] to take all such action as they may
       consider necessary or applicable for carrying
       the scheme into effect; approve the amendments
       to the rules of the Expro International Group
       Share Matching Plan and the Expro International
       Group Senior Manger Share Plan to allow awards
       under these share plans to be satisfied by
       an issue of shares by the Company and produced
       in draft to this meeting and for the purpose
       of identification initialed by the Chairman;
       to reduce the authorized share capital of the
       Company by canceling and extinguishing all
       the scheme shares [as defined in the scheme];subject
       to and forthwith upon the reduction of share
       capital as specified above taking effect and
       notwithstanding anything to the contrary in
       the Articles of Association of the Company;
       to increase the authorized share capital of
       the Company to its former amount by the creation
       of such number of new ordinary shares of 10
       pence each as shall be equal to the aggregate
       number of scheme shares cancelled as specified;
       and that the reserve arising in the books of
       account of the Company as a result of the reduction
       of share capital as specified be capitalized
       and applied in paying up in full at par all
       of the new ordinary shares created as specified
       which shall be allotted and issued, credited
       as fully paid to Umbrellastream and/or its
       nominee(s) in accordance with the scheme; authorize
       the Directors, d for the purpose of Section
       80 of the Companies Act 1985, to allot the
       new ordinary shares as specified provided that
       the aggregate nominal amount of relevant securities
       that may be allotted under this authority shall
       be the aggregate nominal amount of the said
       new ordinary shares as specified; [Authority
       expires on the fifth anniversary of this resolution];
       and this authority shall be in addition and
       without prejudice, to any other authority under
       the said Section 80previously granted and in
       force on the date on which this resolution
       is passed; amend the Articles of Association
       of the Company by including the new Article
       4A after the Article 4 as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE EXPRO INTERNATIONAL GROUP PLC                                                           Agenda Number:  701581642
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8795D106                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  GB0003119392
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, [with or without modification as my/our          Mgmt          For                            For
       proxy may approve] the proposed Scheme of Arrangement
       referred in the notice of Scheme meeting dated
       09 MAY 2008 and at such meeting, or at any
       adjournment thereof as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE FUJI FIRE AND MARINE INSURANCE COMPANY,LIMITED                                          Agenda Number:  701610518
--------------------------------------------------------------------------------------------------------------------------
    Security:  J14238117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3808000008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE FUKUI BANK,LTD.                                                                         Agenda Number:  701637792
--------------------------------------------------------------------------------------------------------------------------
    Security:  J15960107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jun-2008
        ISIN:  JP3803600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE GO-AHEAD GROUP PLC                                                                      Agenda Number:  701378083
--------------------------------------------------------------------------------------------------------------------------
    Security:  G87976109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  GB0003753778
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       financial statements for the YE 30 JUN 2007,
       together with the Auditors' report thereon

2.     Declare a final dividend of 47p per share in              Mgmt          No vote
       respect of the ordinary shares in the Company
       payable on 23 NOV 2007 to all ordinary shareholders
       on the register at the close of business on
       02 NOV 2007

3.     Re-elect Mr. Keith Ludeman as an Executive Director,      Mgmt          No vote
       who retires by rotation

4.     Re-elect Mr. Christopher Collins as a Non-Executive       Mgmt          No vote
       Director, who retires by rotation

5.     Elect Mr. Nicholas Swift as an Executive Director         Mgmt          No vote

6.     Approve the Directors' remuneration report for            Mgmt          No vote
       the YE 30 JUN 2007

7.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          No vote
       of the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          No vote
       of Ernst & Young LLP

S.9    Authorize the Directors, in substitution for              Mgmt          No vote
       the authority granted to the Directors pursuant
       to a special resolution passed at the AGM of
       the Company held on 26 OCT 2006 and for the
       purpose of Section 80 of the Companies Act
       1985 [the Act], to allot relevant securities
       [Section 80(2) of the Act] up to an aggregate
       nominal amount of GBP 1,010,984; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 15 months]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          No vote
       of Resolution 9 and pursuant to the general
       authority conferred on them and pursuant to
       Section 95 of the Companies Act 1985, to allot
       for cash either pursuant to the authority so
       conferred or where the equity securities are
       held by the Company as treasury shares [Section
       162A(3) of the Act], to allot equity securities
       [Section 94 of the Act], disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with an offer of securities, open for acceptance
       for a fixed period, in favor of ordinary shareholders;
       ii) wholly for cash up to an aggregate nominal
       value of GBP 229,939 [5% of the issued share
       capital of the Company on 30 JUN 2007]; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purposes of Section        Mgmt          No vote
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163(3) of
       the Act] on the London Stock Exchange of up
       to 4,500,000 ordinary shares of 10p each in
       the capital of the Company either for cancellation
       or to hold as treasury shares [Section 162A(3)
       of the Act]; and the maximum number of shares
       held in treasury will never exceed 10% of the
       issued share capital of the Company; at a minimum
       price of 10p and not more than 5% above of
       the average middle market values for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       15 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.12   Approve the alterations to the Articles of Association    Mgmt          No vote
       of the Company with effect from the conclusion
       of the AGM as specified




--------------------------------------------------------------------------------------------------------------------------
 THE GOODWILL GROUP,INC.                                                                     Agenda Number:  701572655
--------------------------------------------------------------------------------------------------------------------------
    Security:  J1756Q106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  JP3273700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

2.     Approve Offering of Stocks through Third-Party            Mgmt          Against                        Against
       Allotment

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE HIGASHI-NIPPON BANK,LIMITED                                                             Agenda Number:  701627448
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86269107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3783470002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Purchase of Own Shares (Preferred)                Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          Against                        Against

4.2    Appoint a Director                                        Mgmt          Against                        Against

4.3    Appoint a Director                                        Mgmt          Against                        Against

4.4    Appoint a Director                                        Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE HIGO BANK,LTD.                                                                          Agenda Number:  701626953
--------------------------------------------------------------------------------------------------------------------------
    Security:  J19404102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3783800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HOKKOKU BANK,LTD.                                                                       Agenda Number:  701631752
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21630108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3851400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HOKUETSU BANK,LTD.                                                                      Agenda Number:  701627323
--------------------------------------------------------------------------------------------------------------------------
    Security:  J21756101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3841000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HYAKUGO BANK,LTD.                                                                       Agenda Number:  701631473
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22890107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3793800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE HYAKUJUSHI BANK,LTD.                                                                    Agenda Number:  701631764
--------------------------------------------------------------------------------------------------------------------------
    Security:  J22932107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3794200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN GENERAL ESTATE CO.,LTD.                                                           Agenda Number:  701613160
--------------------------------------------------------------------------------------------------------------------------
    Security:  J26935106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3726400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors

5.     Approve Continuance of the Policy Regarding               Mgmt          Against                        Against
       Large-scale Purchases of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN STEEL WORKS,LTD.                                                                  Agenda Number:  701622260
--------------------------------------------------------------------------------------------------------------------------
    Security:  J27743103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3721400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE JUROKU BANK,LTD.                                                                        Agenda Number:  701623363
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28709103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3392600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE KAGAWA BANK,LTD.                                                                        Agenda Number:  701627602
--------------------------------------------------------------------------------------------------------------------------
    Security:  J28965101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3206400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE KAGOSHIMA BANK,LTD.                                                                     Agenda Number:  701630902
--------------------------------------------------------------------------------------------------------------------------
    Security:  J29094109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3207800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE KEIYO BANK,LTD.                                                                         Agenda Number:  701625800
--------------------------------------------------------------------------------------------------------------------------
    Security:  J05754106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3281600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE MARUETSU,INC.                                                                           Agenda Number:  701574813
--------------------------------------------------------------------------------------------------------------------------
    Security:  J39917133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3872400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE MICHINOKU BANK,LTD.                                                                     Agenda Number:  701631461
--------------------------------------------------------------------------------------------------------------------------
    Security:  J42368100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3888000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE MIE BANK,LTD.                                                                           Agenda Number:  701615619
--------------------------------------------------------------------------------------------------------------------------
    Security:  J42411108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3881200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          Against                        Against

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE MINATO BANK,LTD.                                                                        Agenda Number:  701638340
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4281M103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3905850008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE MIYAZAKI BANK,LTD.                                                                      Agenda Number:  701628058
--------------------------------------------------------------------------------------------------------------------------
    Security:  J45894102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3908000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE MUSASHINO BANK,LTD.                                                                     Agenda Number:  701635635
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46883104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3912800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE NANTO BANK,LTD.                                                                         Agenda Number:  701623541
--------------------------------------------------------------------------------------------------------------------------
    Security:  J48517106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3653400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE NIPPON ROAD CO.,LTD.                                                                    Agenda Number:  701627854
--------------------------------------------------------------------------------------------------------------------------
    Security:  J55397103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3740200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE NISHI-NIPPON CITY BANK, LTD.                                                            Agenda Number:  701620355
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56773104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3658000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Purchase of Own Shares (Preferred Stock)          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 THE NISSHIN OILLIO GROUP,LTD.                                                               Agenda Number:  701622094
--------------------------------------------------------------------------------------------------------------------------
    Security:  J57719122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3677200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Board to Authorize               Mgmt          Against                        Against
       Use of Share Purchase Warrants as an Anti-Takeover
       Defense Measure, Make Resolutions Related to
       Anti-Takeover   Defense Measures

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE OGAKI KYORITSU BANK,LTD.                                                                Agenda Number:  701623375
--------------------------------------------------------------------------------------------------------------------------
    Security:  J59697102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3176000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE OITA BANK,LTD.                                                                          Agenda Number:  701622145
--------------------------------------------------------------------------------------------------------------------------
    Security:  J60256104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3175200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE OKINAWA ELECTRIC POWER COMPANY,INCORPORATED                                             Agenda Number:  701621105
--------------------------------------------------------------------------------------------------------------------------
    Security:  J60815107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3194700005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE RESTAURANT GROUP PLC                                                                    Agenda Number:  701526595
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7535J118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B0YG1K06
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the accounts for the YE 30 DEC 2007                 Mgmt          For                            For

2.     Adopt the Directors' remuneration report for              Mgmt          For                            For
       the YE 30 DEC 2007

3.     Declare a final dividend of 5.99 pence per share          Mgmt          For                            For
       for the YE 30 DEC 2007

4.     Re-elect Mr. Andrew Page as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Stephen Critoph as a Director                Mgmt          For                            For

6.     Re-elect Mr. John Jackson as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Tony Hughes as a Director                    Mgmt          For                            For

8.     Appoint Deloitte as the Auditors from the conclusion      Mgmt          For                            For
       of the AGM to the conclusion of the next AGM
       and authorize the Director to determine their
       remuneration

9.     Authorize the Directors, pursuant to Article              Mgmt          For                            For
       4.3 of the Company's Articles of Association
       up to an aggregate nominal amount of GBP 18,979,354
       [Section 80 Amount]; [Authority expires at
       the conclusion of the Company's AGM to be held
       in 2009]

S.10   Authorize the Directors, pursuant to Article              Mgmt          For                            For
       4.4 of the Company's Articles of Association
       and pursuant to Section 94(2) to Section 94(3A)
       of the Companies Act 1985 [the Act] up to an
       aggregate nominal amount of GBP 2,765,065;
       [Authority expires at the conclusion of the
       Company's AGM to be held in 2009]

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make one or more market
       purchases [Section 163(3) of the Act] of up
       to 19,662,684 [10% of the Company's issued
       ordinary share capital] on the London Stock
       Exchange of its ordinary shares of 28 1/8 pence
       each in the capital of the Company, at a minimum
       price equal to 28 1/8 pence per share and not
       more than 5% above the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days; and the
       higher of the price of the last Independent
       trade and the highest current Independent bid
       on the London Stock Exchange Daily Official
       List at the time the purchase is carried out;
       [Authority expires the earlier of the conclusion
       of the Company's next AGM or 12 months]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.12   Adopt the new Articles of Association, as specified       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE SAN-IN GODO BANK,LTD.                                                                   Agenda Number:  701627804
--------------------------------------------------------------------------------------------------------------------------
    Security:  J67220103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3324000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Commercial      Code, Increase Auditors
       Board Size to 5

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

8      Approve Details of Compensation as Stock Options          Mgmt          For                            For
       for Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 THE SENSHU BANK,LTD.                                                                        Agenda Number:  701639861
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71047104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3424200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 THE SHIGA BANK,LTD.                                                                         Agenda Number:  701620216
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71692107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3347600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 THE SHIKOKU BANK LTD.                                                                       Agenda Number:  701634645
--------------------------------------------------------------------------------------------------------------------------
    Security:  J71950109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3350000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 THE SHIMIZU BANK,LTD.                                                                       Agenda Number:  701623399
--------------------------------------------------------------------------------------------------------------------------
    Security:  J72380108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3358400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE SUMITOMO WAREHOUSE CO.,LTD.                                                             Agenda Number:  701622169
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78013109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3407000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE TOCHIGI BANK,LTD.                                                                       Agenda Number:  701634176
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84334101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3627800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE TOHO BANK,LTD.                                                                          Agenda Number:  701622676
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84678101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3601000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE TOKUSHIMA BANK,LTD.                                                                     Agenda Number:  701638972
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86463106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3624400002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE TOKYO TOMIN BANK,LIMITED                                                                Agenda Number:  701628022
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88505102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3587000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE WAREHOUSE GROUP LTD                                                                     Agenda Number:  701393958
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q90307101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  NZWHSE0001S6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Company's annual report for the               Non-Voting
       YE 29 JUL 2007, the financial statements for
       that period and the Auditors report on those
       financial statements

1.     Re-elect Mr. Graham Francis Evans as a Director           Mgmt          For                            For
       of the Company, who retires by rotation

2.     Re-elect Mr. Stephen Robert Tindall as a Director         Mgmt          For                            For
       of the Company, who retires by rotation

3.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of PricewaterhouseCoopers as the Auditor for
       the ensuing year




--------------------------------------------------------------------------------------------------------------------------
 THE YAMAGATA BANK,LTD.                                                                      Agenda Number:  701631459
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95644100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3934800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THE YAMANASHI CHUO BANK,LTD.                                                                Agenda Number:  701631740
--------------------------------------------------------------------------------------------------------------------------
    Security:  J96128103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3942000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Increase Auditors Board Size           Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 THIEL LOGISTIK AG                                                                           Agenda Number:  701502812
--------------------------------------------------------------------------------------------------------------------------
    Security:  L9061J102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  LU0106198319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual financial          Mgmt          For                            For
       statements and the consolidated financial statements
       for the FYE 31 DEC 2007

2.     Receive the reports of the Board of Directors             Mgmt          For                            For
       for the FYE 31 DEC 2007

3.     Receive the Auditor's report [reviseur d'enterprises]     Mgmt          For                            For
       for the FYE 31 DEC 2007

4.     Approve, the annual financial statements and              Mgmt          For                            For
       the consolidated financial statements for the
       FYE 31 DEC 2007, the report of the Board of
       Directors and the Auditor's report 2007

5.     Approve appropriation of the result of the FYE            Mgmt          For                            For
       31 DEC 2007, the Board of Directors proposes
       that the profit in the amount of 1,647,029.00
       EUR is allocated in the amount of 82,351.40
       EUR to the statutory reserve and in the amount
       of 1,564,677.60 EUR to the capital reserve

6.     Grant discharge of the Members of the Board               Mgmt          For                            For
       of Directors for the exercise of their mandates
       during the FYE 31 DEC 2007, the Board of Directors
       proposes that the Members of the Board of Directors
       are discharged for the execution of their mandates
       during the FYE 31 DEC 2007

7.     Appoint the Auditor [reviseur d'entreprises]              Mgmt          For                            For
       for FY 2008, Board of Directors proposes that
       the Auditing Firm of ERNST & YOUNG S.A. with
       Head Offices in L-2180 Luxembourg, 6 rue Jean
       Monnet as the Auditor for FY 2008

8.     Authorize the Board of Directors proposes to              Mgmt          For                            For
       repurchase 11,147,000 own shares up to 30 SEP
       2009, the repurchasing price per individual
       share certificate should not exceed 20%  of
       the averaged stock exchange in Frankfurt/main,
       Germany during the last 10 days before the
       repurchase and must not fall below the equivalent
       of the share's par value, that equals round
       10% of the Company's Capital Stock

9.     Approve the remuneration for the Non-Executive            Mgmt          For                            For
       Members of the Board of Directors; the Board
       of Directors proposes that the compensation
       for the Non-Executive Members of the Board
       of Directors for FY 2007 be set at 180,000.00
       EUR




--------------------------------------------------------------------------------------------------------------------------
 THIEL LOGISTIK AG                                                                           Agenda Number:  701513310
--------------------------------------------------------------------------------------------------------------------------
    Security:  L9061J102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  LU0106198319
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the draft of the              Mgmt          For                            For
       Articles of Association as specified

2.     Amend Article 1 of the Articles of Association            Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 THK CO.,LTD.                                                                                Agenda Number:  701608056
--------------------------------------------------------------------------------------------------------------------------
    Security:  J83345108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Jun-2008
        ISIN:  JP3539250005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THOMAS COOK GROUP PLC, PETERBOROUGH                                                         Agenda Number:  701465242
--------------------------------------------------------------------------------------------------------------------------
    Security:  G88471100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  GB00B1VYCH82
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, for the purposes of Section        Mgmt          For                            For
       165 of the Companies Act 1985 and Chapter 11
       of the Listing Rules made by the United Kingdom
       Listing authority to enter into an Agreement
       with Arcandor AG and KarstadtQuelle Freizeit
       GmbH, as specified [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2009 or 30 JUL 2009]; and authorize the
       Board to execute all documents and to do all
       such things the Board considers necessary or
       desirable in connection with that agreement
       [except that no variations or amendments will
       be made to the agreement]

S.2    Authorize the Company, subject to the Resolution          Mgmt          For                            For
       1, to make market purchases [Section 163(3)
       of the Companies Act 1985], of up to 70,386,610
       ordinary shares of EUR 0.10 each in the capital
       of the Company, at a minimum price of 20p for
       each ordinary share, and an amount equal to
       105% of the average middle market quotations
       as shares derived from the Daily Official List
       of the London Stock Exchange for the 5 business
       days; the higher price of the last independent
       trade and the highest current independent bid
       on the main market of the London Stock Exchange;
       and [Authority expires the earlier of the conclusion
       of the AGM in 2009 or 30 JUL 2009]; and [except
       in relation to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry]




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701347292
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8822M103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Oct-2007
        ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Equity Interest Transfer           Mgmt          For                            For
       Agreement as specified and all transactions
       contemplated thereunder and in connection therewith;
       and authorize any one Director of the Company
       or any other person authorized by the Board
       of Directors of the Company, from time to time,
       for and on behalf of the Company, to execute
       all such other documents and agreements and
       do such acts or things as he or she may in
       his or her absolute discretion consider to
       be necessary, desirable, appropriate or expedient
       to implement or give effect to the Equity Interest
       Transfer Agreement and the transactions contemplated
       thereunder or to be incidental to, ancillary
       to or in connection with the matters contemplated
       under the Equity Interest Transfer Agreement,
       including agreeing and making any modifications,
       amendments, waivers, variations or extensions
       of the Equity Interest Transfer Agreement and
       the transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701435833
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8822M103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  16-Jan-2008
        ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the conditional sale and              Mgmt          For                            For
       purchase agreement [the Sale and Purchase Agreement]
       dated 03 DEC 2007 entered into among (i) the
       Company, (ii) Championwin Limited [Championwin],
       an indirect wholly-owned subsidiary of the
       Company, and (iii) Tsinlien Group Company Limited
       [Tsinlien], as specified, whereby Championwin
       agreed to purchase and Tsinlien agreed to sell
       (i) the entire issued share capital of Tsinlien
       Realty Limited [Tsinlien Realty] and (ii) all
       the shareholder's loan advanced by Tsinlien
       to Tsinlien Realty at the completion of the
       sale and purchase agreement, for a total consideration
       of HKD 825,000,000 which will be satisfied
       as to HKD 560,000,000 paid in cash and as to
       the balance thereof, being HKD 265,000,000,
       by the allotment and issue of 31,850,000 new
       shares of HKD 0.10 each in the share capital
       of the Company [collectively the Consideration
       Shares] at an issue price of approximately
       HKD 8.32 per share to Tsinlien or its nominee(s);
       and authorize the directors [the Directors]
       of the Company to do all such acts and things
       and execute all such documents which they consider
       necessary, desirable or expedient for the implementation
       of and giving effect to the sale and purchase
       agreement and the transactions contemplated
       thereunder; and approve, conditional upon the
       Listing Committee of The Stock Exchange of
       Hong Kong Limited granting the listing of,
       and the permission to deal in, the consideration
       shares, the allotment and issue of the consideration
       shares of HKD 0.10 each of the Company credited
       as fully paid at an issue price of approximately
       HKD 8.32 per consideration share to the Tsinlien
       or its nominee(s) pursuant to the sale and
       purchase agreement; and authorize any Director
       to allot and issue the consideration shares
       in accordance with the terms of the sale and
       purchase agreement and to take all steps necessary,
       desirable or expedient in his opinion to implement
       or give effect to the allotment and issue of
       the consideration shares




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701541953
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8822M103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Agreement dated          Mgmt          For                            For
       12 MAR 2008 entered into between Tianjin Port
       Development Holdings Limited [Tianjin Port]
       and Tianjin Port Labour Services Company Limited]
       [Tianjin Port Labour] in relation to the provision
       of labour services by Tianjin Port Labour to
       Tianjin Port and its subsidiaries [the New
       Labour Services Framework Agreement, as specified]
       and the transactions contemplated thereunder
       and in connection therewith, and the proposed
       revised annual caps as specified in relation
       to the New Labour Services Framework Agreement
       for the three years ending 31 DEC 2010; authorize
       any one Director of the Company or any other
       person for and on behalf of the Company to
       execute all such other documents and agreements
       and do such acts or things as he may in his
       absolute discretion consider to be necessary,
       desirable, appropriate or expedient to implement
       or give effect to the New Labour Services Framework
       Agreement and the transactions contemplated
       thereunder and the revised annual caps in relation
       to the New Labour Services Framework Agreement
       for the three years ending 31 DEC 2010 or to
       be incidental to, ancillary to or in connection
       with the matters contemplated under the New
       Labour Services Framework Agreement and such
       revised annual caps, including agreeing and
       making any modifications, amendments, waivers,
       variations or extensions of the New Labour
       Services Framework Agreement and the transactions
       contemplated thereunder and the revised annual
       caps in relation to the New Labour Services
       Framework Agreement for the three years ending
       31 DEC 2010

2.     Approve and ratify the Framework Agreement dated          Mgmt          For                            For
       12 MAR 2008 entered into between Tianjin Port
       Development Holdings Limited [Tianjin Port]
       and Tianjin ShengGang Container Technology
       Development & Services Co., Ltd [Tianjin Shenggang
       Container] in relation to the provision of
       labour services by Tianjin Shenggang Container
       to Tianjin Port and its subsidiaries [the Shenggang
       Labour Services Framework Agreement,] as specified
       [as defined in Ordinary Resolution No. above]
       and the transactions contemplated thereunder
       and in connection therewith, and the proposed
       annual caps as specified the Circular in relation
       to the Shenggang Labour Services Framework
       Agreement for the three years ending 31 DEC
       2010; and authorize any one Director of the
       Company or any other person by the Board of
       Directors of the Company from time to time
       for and on behalf of the Company to execute
       all such other documents and agreements and
       do such acts or things as he may in his absolute
       discretion consider to be necessary, desirable,
       appropriate or expedient to implement or give
       effect to the Shenggang Labour Services Framework
       Agreement and the transactions contemplated
       thereunder and the annual caps in relation
       to the Shenggang Labour Services Framework
       Agreement for the three YE 31 DEC 2010 or to
       be incidental to, ancillary to or in connection
       with the matters contemplated under the Shenggang
       Labour Services Framework Agreement and such
       annual caps, including agreeing and making
       any modifications, amendments, waivers, variations
       or extensions of the Shenggang Labour Services
       Framework Agreement and the transactions contemplated
       thereunder and the annual caps in relation
       to the Shenggang Labour Services Framework
       Agreement for the three years ending 31 DEC
       2010




--------------------------------------------------------------------------------------------------------------------------
 TIANJIN DEVELOPMENT HOLDINGS LTD                                                            Agenda Number:  701565775
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8822M103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  HK0882007260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and Independent
       Auditors for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a    Re-elect Mr. Wu Xuemin as a Director                      Mgmt          Against                        Against

3.b    Re-elect Dr. Wang Jiandong as a Director                  Mgmt          Against                        Against

3.c    Re-elect Mr. Bai Zhisheng as a Director                   Mgmt          Against                        Against

3.d    Re-elect Mr. Zhang Wenli as a Director                    Mgmt          Against                        Against

3.e    Re-elect Mr. Sun Zengyin as a Director                    Mgmt          Against                        Against

3.f    Re-elect Mr. Cheung Wing Yui as a Director and            Mgmt          Against                        Against

3.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint an Independent Auditor and authorize           Mgmt          For                            For
       the Board of Directors to fix the remuneration
       of the Independent Auditor

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and stock exchange for this purposes,
       subject to and in accordance with all applicable
       laws and regulations and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, at such
       price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Companies
       ordinance [chapter 32 of the Laws of Honk Kong]
       or the Articles of Association of the Company
       or other applicable laws of Hong Kong to be
       held]

5.B    Authorize the Directors of the Company to issue,          Mgmt          For                            For
       allot and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options in respect thereof during
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company on the date of this
       resolution otherwise than pursuant to i) a
       rights issue; or ii) an issue of shares in
       the Company upon the exercise of the subscription
       rights attaching to any warrants of the Company;
       or iii) an issue of shares pursuant to the
       exercise of any options which may be granted
       under any option scheme or similar arrangement;
       and iv) an issue of shares in the capital of
       the Company as scrip dividends pursuant to
       the Articles of Association of the Company
       from time to time; [Authority expires the earliest
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance [Charter 32 of the
       Laws of Hong Kong] or the Articles of the Association
       of the Company or other applicable laws of
       Hong Kong to be held]

5.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       No. 5A as specified, to extend the general
       mandate granted to the Directors of the Company,
       to allot shares pursuant to Resolution 5B as
       specified, by an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       to Resolution No. 5A as specified, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company on the date of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 TIETOENATOR CORP                                                                            Agenda Number:  701467056
--------------------------------------------------------------------------------------------------------------------------
    Security:  X90409115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  FI0009000277
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay dividend of EUR 0.50 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board Members                                   Mgmt          For                            For

1.8    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

3.     Authorize the Board to decide on share issue,             Mgmt          For                            For
       granting the stock options and other special
       rights entitling to Company's share




--------------------------------------------------------------------------------------------------------------------------
 TINGYI (CAYMAN ISLANDS) HOLDING CORP                                                        Agenda Number:  701479936
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8878S103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the conditional upon The Stock Exchange          Mgmt          For                            For
       of Hong Kong Limited of the listing of and
       permission to deal in the shares falling to
       be issued pursuant to the exercise of any options
       granted under the Share Option Scheme as specified
       [the Share Option Scheme], and adopt the Share
       Option Scheme to be the Share Option Scheme
       of the Company; and authorize the Directors
       of the Company to grant options thereunder
       and to allot and issue shares pursuant to the
       Share Option Scheme and take all such steps
       as may be necessary or desirable to implement
       such Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 TINGYI (CAYMAN ISLANDS) HOLDING CORP                                                        Agenda Number:  701584561
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8878S103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  KYG8878S1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 469840 DUE TO ADDITION OF RESOLUTION IN
       VOTING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare the payment of a final dividend for               Mgmt          For                            For
       the YE 31 DEC 2007

3.1    Re-elect Mr. Takeshi IDA as a retiring Director           Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.2    Re-elect Mr. Lee Tiong-Hock as a retiring Director        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.3    Re-elect Mr. Wei Ying-Hock as a retiring Director         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

3.4    Re-elect Mr. Michio Kuwahara as a retiring Director       Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Re-appoint Mazars CPA Limited, as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors to issue, allot and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company, and to make or grant offers,
       agreements and options in respect thereof,
       during and after the relevant period; the aggregate
       nominal amount of shares allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors otherwise than pursuant to
       i) a rights issue, and ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, shall not exceed 20%of the aggregate
       nominal amounts of the share capital of the
       Company in issue as at the date of passing
       of this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Law to be held]

6.     Authorize the Directors, to repurchase shares             Mgmt          For                            For
       in the capital of the Company, to purchase
       shares subject to and in accordance with all
       applicable laws, rules and regulations and
       such mandate shall not extend beyond the relevant
       period; to repurchase shares at such prices
       as the Directors may at their discretion determine;
       the aggregate nominal amount of the shares
       repurchased by the Company pursuant to this
       resolution, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       [Authority expires at the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5 and 6 as specified, the aggregate nominal
       amount of the shares which are repurchased
       by the Company pursuant to and in accordance
       with Resolution 6 above shall be added to the
       aggregate nominal amount of the shares which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to and in accordance
       with Resolution 5

7.A    Approve the proposed amendments to the Share              Mgmt          For                            For
       Option Scheme [as specified], subject to such
       modifications of the relevant amendments to
       the Share Option Scheme as the Directors of
       the Company [Directors] may consider necessary,
       taking into account the requirements under
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       and authorize the Directors to do all such
       acts and things as may be necessary to carry
       out such amendments and [if any] modifications
       into effect

S.8    Amend the Article 12.B to the Articles of Association     Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TIS INC.                                                                                    Agenda Number:  701452992
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8362E104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Feb-2008
        ISIN:  JP3612800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Create a Joint Holding Company, IT Holdings               Mgmt          For                            For
       Ltd., by Stock Transfer with INTEC Holdings
       Ltd.

2      Amend Articles to: Delete References Related              Mgmt          For                            For
       to Record Date in Connection with Proposed
       Formation of Holding Company

3.1    Elect Director                                            Mgmt          For                            For

3.2    Elect Director                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TISCALI SPA, CAGLIARI                                                                       Agenda Number:  701413700
--------------------------------------------------------------------------------------------------------------------------
    Security:  T93541117                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  IT0001453924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 DEC 2007 AT 11 AM AND A THIRD CALL ON 21
       DEC 2007 AT 11 AM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve to increase the capital                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TISCALI SPA, CAGLIARI                                                                       Agenda Number:  701506947
--------------------------------------------------------------------------------------------------------------------------
    Security:  T93541117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  IT0001453924
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 12 PM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          Abstain                        Against
       adjournment thereof

2.     Appoint the Board of Directors, determine its             Mgmt          Against                        Against
       components, term and emoluments, adjournment
       thereof

3.     Approve the commitment to the audit firm for              Mgmt          For                            For
       year 2008-2016, adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 TITAN CEMENT CO                                                                             Agenda Number:  701555546
--------------------------------------------------------------------------------------------------------------------------
    Security:  X90766126                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GRS074083007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE AN A REPETITIVE
       MEETING ON 04 JUN 2008. ALSO, YOUR VOTING INSTRUCTIONS
       WILL NOT BE CARRIED OVER TO THE SECOND CALL.
       ALL VOTES RECEIVED ON THIS MEETING WILL BE
       DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THE REPETITIVE MEETING. PLEASE BE ALSO ADVISED
       THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
       QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the annual financial statements, parent           Mgmt          For                            For
       and consolidated, of the FY 2007 together with
       the relevant reports of the Board of Directors
       and the Auditors and distribution of profits

2.     Approve to release of the Board of Directors              Mgmt          For                            For
       and the Auditors from any liability for compensation
       for the year 2007

3.     Approve the Board of Directors fees                       Mgmt          For                            For

4.     Elect the Auditors, regular and substitute,               Mgmt          For                            For
       for the Company's financial audit for the year
       2008 and approve their fees

5.     Grant the permission, according to the Article            Mgmt          For                            For
       23 Paragraph 1 of C.L.2190/1920, to the Board
       of Director Members and Managers of the Company,
       for their participation in the Company's Group
       of Companies, Board of Directors or Management,
       pursuing similar or the same business goals

6.     Approve to purchase of the Company's, common              Mgmt          For                            For
       and preferential own shares according to the
       Article 16 of C.L.2190/1920

7.     Approve the decision taking regarding the Company's       Mgmt          For                            For
       briefing to the shareholders with electronical
       means of the Article 18 of Law 3556/2007

8.     Approve to increase of the Company's share capital        Mgmt          For                            For
       at the amount of EUR 169,065,148 and subsequent
       due to capitalization of reserves, special,
       untaxed reserve of the Article 20 of Law 1892/1990,
       reserve from the revaluation od real estate
       assets pursuant to the provisions of Law 2065/1992
       and part of special taxed reserve nominal value
       increase of all the Company's shares from EUR
       2 to EUR 4 per share and amend the Article
       5 of the CAA, regarding the share capital

9.     Amend the Article 2 of the CAA regarding the              Mgmt          For                            For
       Company's business goal and the CAAs harmonization
       with the new provisions of C.L. 2190/1920,after
       the Law 3604/2007,with completion, abolition
       and renumbering of the provisions and the Articles
       and its formation in a new unified text

10.    Amend the Company's Stock Option Plans of the             Mgmt          For                            For
       years 2004 and 2007




--------------------------------------------------------------------------------------------------------------------------
 TITAN CEMENT CO                                                                             Agenda Number:  701595007
--------------------------------------------------------------------------------------------------------------------------
    Security:  X90766126                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  GRS074083007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend Article 2 of the Company's Articles of              Mgmt          For                            For
       Association regarding the Company's objects
       and adaptation of the Company's Articles of
       Association to the provisions of the Codified
       Law 2190/20, as in force after the implementation
       of Law 3604/2007 through supplementation, abolition
       and renumbering of its Articles and provisions
       and formation of new uniform text

2.     Amend the current Stock Option Schemes of the             Mgmt          For                            For
       years 2004 and 2007




--------------------------------------------------------------------------------------------------------------------------
 TOA CORPORATION                                                                             Agenda Number:  701636005
--------------------------------------------------------------------------------------------------------------------------
    Security:  J83603100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3556000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Reduction of Legal Reserve, Approve               Mgmt          For                            For
       Appropriation of Retained         Earnings

2      Amend Articles to: Expand Business Lines, Reduce          Mgmt          Against                        Against
       Board Size to 13, Allow      Board to Authorize
       Use of Share Purchase Warrants, Make Resolutions
       Related   to Anti-Takeover Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOAGOSEI CO.,LTD.                                                                           Agenda Number:  701477451
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8381L105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3556400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOBISHIMA CORPORATION                                                                       Agenda Number:  701607725
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84119106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3629800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

2.4    Appoint a Director                                        Mgmt          No vote

2.5    Appoint a Director                                        Mgmt          No vote

2.6    Appoint a Director                                        Mgmt          No vote

2.7    Appoint a Director                                        Mgmt          No vote

3.1    Appoint a Corporate Auditor                               Mgmt          No vote

3.2    Appoint a Corporate Auditor                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TOD'S SPA, SANT'ELPIDIO A MARE (AP)                                                         Agenda Number:  701487589
--------------------------------------------------------------------------------------------------------------------------
    Security:  T93619103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0003007728
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Receive the financial statements at 31 DEC 2007,          Mgmt          For                            For
       Board of Directors and the Board of Auditors
       report, and allocation of profit, adjournment
       thereof

O.2    Grant authority to buy back own shares and adjournment    Mgmt          For                            For
       thereof

O.3    Appoint the Board of Directors Member                     Mgmt          For                            For

E.1    Amend Article 14 of Corporate By-Laws, adjournment        Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 TODA CORPORATION                                                                            Agenda Number:  701623717
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84377100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3627000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOEI COMPANY,LTD.                                                                           Agenda Number:  701635938
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84506120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3560000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOENEC CORPORATION                                                                          Agenda Number:  701625684
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85624112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3552230009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Commercial Code

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

7      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System  for Directors
       and Auditors

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOHO CO.,LTD                                                                                Agenda Number:  701576968
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84764117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3598600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOHO CO.,LTD.                                                                               Agenda Number:  701530328
--------------------------------------------------------------------------------------------------------------------------
    Security:  J84807106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  JP3553200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Corporate Demerger by Creating Wholly-Owned       Mgmt          For                            For
       Subsidiaries to Transfer  Businesses Under
       Newly Established Holding Company Structure

3      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOHO PHARMACEUTICAL CO.,LTD.                                                                Agenda Number:  701622361
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85237105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3602600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For

1.15   Appoint a Director                                        Mgmt          For                            For

1.16   Appoint a Director                                        Mgmt          For                            For

1.17   Appoint a Director                                        Mgmt          For                            For

1.18   Appoint a Director                                        Mgmt          For                            For

1.19   Appoint a Director                                        Mgmt          For                            For

1.20   Appoint a Director                                        Mgmt          For                            For

1.21   Appoint a Director                                        Mgmt          For                            For

1.22   Appoint a Director                                        Mgmt          For                            For

1.23   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOHO ZINC CO.,LTD.                                                                          Agenda Number:  701638085
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85409100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3599000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKAI CARBON CO.,LTD.                                                                       Agenda Number:  701481234
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85538106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3560800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKAI CORPORATION                                                                           Agenda Number:  701641513
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85667129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3345800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Expand Business Lines, Adopt           Mgmt          For                            For
       an Executive Officer System,  and Reduce Board
       Size to 12

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKAI RIKA CO.,LTD.                                                                         Agenda Number:  701610847
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85968105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  JP3566600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

6      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKAI RUBBER INDUSTRIES,LTD.                                                                Agenda Number:  701621458
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86011103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  JP3564200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKAI TOKYO SECURITIES CO.,LTD.                                                             Agenda Number:  701615621
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8609T104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3577600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKUYAMA CORPORATION                                                                        Agenda Number:  701615582
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86506102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3625000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKYO DOME CORPORATION                                                                      Agenda Number:  701531902
--------------------------------------------------------------------------------------------------------------------------
    Security:  J86775103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  JP3587600002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year

3      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

7      Approve Final Payment Associated with Abolition           Mgmt          Against                        Against
       of Retirement Benefit System for Directors
       and Auditors

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKYO OHKA KOGYO CO.,LTD.                                                                   Agenda Number:  701610378
--------------------------------------------------------------------------------------------------------------------------
    Security:  J87430104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3571800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKYO SEIMITSU CO.,LTD.                                                                     Agenda Number:  701627133
--------------------------------------------------------------------------------------------------------------------------
    Security:  J87903100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3580200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       plan




--------------------------------------------------------------------------------------------------------------------------
 TOKYO STEEL MANUFACTURING CO.,LTD.                                                          Agenda Number:  701610885
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88204110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3579800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO STYLE CO.,LTD.                                                                        Agenda Number:  701577023
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88247101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3579000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701473819
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88333117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Directors

8.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKYU CONSTRUCTION CO., LTD.                                                                Agenda Number:  701622715
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8521B108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3567410000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOKYU STORE CHAIN CO.,LTD.                                                                  Agenda Number:  701569216
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88935127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3568200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Merger with TOKYU CORPORATION by Stock-for-Stock  Mgmt          For                            For
       Exchange to Become   its Wholly-Owned Subsidiary

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOLL HOLDINGS LTD, MELBOURNE VIC                                                            Agenda Number:  701375087
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9104H100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  AU000000TOL1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Non-Voting
       and its controlled entities for the YE 30 JUN
       2007 and the related Directors' report, Directors'
       declaration and Auditors' report

2.     Adopt the remuneration report                             Mgmt          Against                        Against

3.     Re-elect Mr. Neil Chatfield as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Elect Mr. Harry Boon as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

5.     Elect Mr. Mark Smith as a Director of the Company,        Mgmt          For                            For
       who retires in accordance with the Company's
       Constitution

6.     Elect Mr. Barry Cusack as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

7.     Approve to issue the ordinary shares under the            Mgmt          For                            For
       Employee Share Ownership Plan to Employees
       of the Company as specified for the purpose
       of exception 9 of ASX Listing Rule 7.2




--------------------------------------------------------------------------------------------------------------------------
 TOMEN ELECTRONICS CORPORATION                                                               Agenda Number:  701629973
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8901F109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3553800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Directors

6      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOMOKU CO.,LTD.                                                                             Agenda Number:  701627044
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89236103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3554000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

7      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOMRA SYS A/S                                                                               Agenda Number:  701523587
--------------------------------------------------------------------------------------------------------------------------
    Security:  R91733114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NO0005668905
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the general meeting by the Chairman            Mgmt          For                            For
       of the Board of Directors and registration
       list of attending shareholders represented
       by proxy

2.     Elect the Chairman of the Meeting                         Mgmt          For                            For

3.     Elect 1 person to sign the minutes together               Mgmt          For                            For
       with the Chairperson of the meeting

4.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

5.     Receive the report by the Management on the               Mgmt          For                            For
       status of the Company and the Group

6.     Approve the annual accounts and annual report             Mgmt          For                            For
       for 2007 for the Company and the Group, including
       proposal for divided distribution

7.     Approve the declaration from the Board of Directors       Mgmt          For                            For
       regarding establishment of salary and other
       remuneration to Executive Employees and binding
       vote regarding salary in the form of shares
       etc

8.     Approve to determine the remuneration for the             Mgmt          For                            For
       Board of Directors, Board Committees and the
       Auditor

9.     Elect the Shareholders' Members of the Board              Mgmt          For                            For
       of Directors, Chairperson of the Board and
       Nomination Committee

10.    Approve the reduction of share premium fund               Mgmt          For                            For
       by transferal to distributable equity

11.    Approve the reduction of shares capital by amortization   Mgmt          For                            For
       of treasury shares, amend the Company By-Laws

12.    Grant authority regarding sale and acquisition            Mgmt          For                            For
       of the treasury shares

13.    Grant authority regarding directed share issues           Mgmt          For                            For
       to effect acquisitions or mergers




--------------------------------------------------------------------------------------------------------------------------
 TOMTOM NV, AMSTERDAM                                                                        Agenda Number:  701502785
--------------------------------------------------------------------------------------------------------------------------
    Security:  N87695107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  NL0000387058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     Approve the presentation by Mr. H.C.A. Goddijn,           Mgmt          Abstain                        Against
       Chief Executive Officer

3.     Approve the annual report for 2007                        Mgmt          Abstain                        Against

4.A    Adopt the annual accounts for 2007                        Mgmt          For                            For

4.B    Approve to release from liability of the Members          Mgmt          For                            For
       of the Management Board

4.C    Approve to release from liability of the Members          Mgmt          For                            For
       of the Supervisory Board

5.     Approve the Company's Policy on additions to              Mgmt          Abstain                        Against
       reserves and on dividends

6.     Approve the extension of the authority of the             Mgmt          For                            For
       Management Board to have the Company acquire
       its own shares

7.A    Approve the extension of the authority of the             Mgmt          For                            For
       Management Board to issue shares or to grant
       rights to acquire shares`

7.B    Approve the extension of the  authority of the            Mgmt          For                            For
       Management Board to restrict or exclude pre-emptive
       rights

8.     Re-appoint Mr. G.J.M. Demuynck as a Member of             Mgmt          For                            For
       the Supervisory Board of the Company with effect
       from 23 APR 2008

9.     Adopt the remuneration of the Supervisory Board           Mgmt          For                            For

10.    Re-appoint Deloitte Accountants B.V as the Auditors       Mgmt          For                            For
       of the Company

11.    Questions                                                 Non-Voting

12.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TONAMI TRANSPORTATION CO.,LTD.                                                              Agenda Number:  701635736
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89279103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3629400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Approve Transfer of Operations to a Wholly-Owned          Mgmt          For                            For
       Subsidiary and Create a      Holding Company
       Structure, TONAMI HOLDINGS CO., LTD.

3      Amend Articles to: Change Official Company Name           Mgmt          For                            For
       to TONAMI HOLDINGS  CO.,LTD., Expand Business
       Lines

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOPCON CORPORATION                                                                          Agenda Number:  701620759
--------------------------------------------------------------------------------------------------------------------------
    Security:  J87473112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3630400004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOPDANMARK A/S, BALLERUP                                                                    Agenda Number:  701417948
--------------------------------------------------------------------------------------------------------------------------
    Security:  K96213150                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  13-Dec-2007
        ISIN:  DK0010259530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

1.     Approve to reduce the share capital by 751,000            Mgmt          For                            For
       of own shares with a total nominal value of
       DKK 7,510,000; subsequently the shares will
       be cancelled




--------------------------------------------------------------------------------------------------------------------------
 TOPDANMARK A/S, BALLERUP                                                                    Agenda Number:  701504311
--------------------------------------------------------------------------------------------------------------------------
    Security:  K96213150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  DK0010259530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 451175 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the Company's activities            Non-Voting
       in the past year

2.     Presentation of the audited annual report signed          Mgmt          For                            For
       by the Board of Directors and Board of Management

3.     Adopt the annual report and approve the appropriation     Mgmt          For                            For
       of profits according to the annual accounts
       as adopted

4.     Elect the Members of the Board of Directors               Mgmt          For                            For

5.A.1  Amend the Article 3A(1) and (2) as specified              Mgmt          For                            For

5.a.2  Amend the Article 3B of the Articles of Association       Mgmt          For                            For
       as specified

5.a.3  Amend the Article 3C(1) of the Articles of Association    Mgmt          For                            For
       as specified

5.a.4  Amend the Article 3D(1) and 3D(6) of the Articles         Mgmt          For                            For
       of Association as specified; in consequence
       of the expiry of the existing authorizations
       Article 3E will be cancelled and Article 3F
       will be changed to Artice 3E

5.a.5  Amend the Article 11(1) of the Articles of Association    Mgmt          For                            For
       as specified

5.B    Approve to reduce the share capital by own shares         Mgmt          For                            For
       with a nominal value of DKK 2,400,000, with
       subsequent cancellation of these shares as
       specified; as a consequence of the reduction,
       amend Article 3(1), 1st sentence, of the Articles
       of Association as specified

5.C    Authorize the Board of Directors to acquire               Mgmt          For                            For
       own shares for the purpose of ownership or
       security; the total of own shares held by the
       Company or its subsidiaries must not exceed
       10% of the share capital; the shares can be
       acquired at a minimum market price of DKK 10.5
       per share and a maximum price of current market
       value plus 10%

5.D    Authorize the Board of Directors to issue the             Mgmt          For                            For
       Company's Board of Management and other Executives
       for 2008 up to 150,000 options, Employee shares
       with a nominal value of up to DKK 20,000 and
       Employee Bonds with a nominal value up to DKK
       5 million; consequently amend the Clauses 5
       and 6 of 'General guidelines for performance
       related pay in Topdanmark' as specified

5.E    Approve to increase the annual remuneration               Mgmt          For                            For
       to be paid to the Board of Directors from a
       total of DKK 3,000,000 to a total of DKK 3,300,000
       implying an increase in the ordinary remuneration
       from DKK 250,000 to DKK 275,000 with effect
       from the FY 2008 commencing 01 JAN 2008

6.     Re-elect Deloitte, Statsautoriseret Revisionsaktieselskab Mgmt          For                            For
       as a state-authorized public accountant to
       serve as the Auditor

7.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TOPPAN FORMS CO.,LTD.                                                                       Agenda Number:  701625646
--------------------------------------------------------------------------------------------------------------------------
    Security:  J8931G101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3629200001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines, Increase        Mgmt          For                            For
       Auditors Board Size to 5

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

3.9    Appoint a Director                                        Mgmt          Against                        Against

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          Against                        Against

3.12   Appoint a Director                                        Mgmt          Against                        Against

3.13   Appoint a Director                                        Mgmt          Against                        Against

3.14   Appoint a Director                                        Mgmt          Against                        Against

3.15   Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOPRE CORPORATION                                                                           Agenda Number:  701623628
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89365100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3598200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Bonuses for Directors                Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOPY INDUSTRIES,LIMITED                                                                     Agenda Number:  701623868
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89451124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3630200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOROMONT INDS LTD                                                                           Agenda Number:  701527395
--------------------------------------------------------------------------------------------------------------------------
    Security:  891102105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  CA8911021050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the Corporation for the YE 31 DEC 2003,
       together with the reports of the Auditors thereon

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR THE DIRECTOR
       CANDIDATES THAT ARE LISTED UNDER RESOLUTION
       NUMBERS 1.1 TO 1.9. THANK YOU

1.1    Elect Mr. R. S. Boswell as a Director of the              Mgmt          For                            For
       Corporation

1.2    Elect Mr. R. M. Franklin as a Director of the             Mgmt          For                            For
       Corporation

1.3    Elect Mr. R. G. Gage as a Director of the Corporation     Mgmt          For                            For

1.4    Elect Mr. D. A. Galloway as a Director of the             Mgmt          For                            For
       Corporation

1.5    Elect Mr. W. S. Hill as a Director of the Corporation     Mgmt          For                            For

1.6    Elect Mr. H. S. Marshall as a Director of the             Mgmt          For                            For
       Corporation

1.7    Elect Mr. J. S. McCallum as a Director of the             Mgmt          For                            For
       Corporation

1.8    Elect Mr. R. M. Ogilvie as a Director of the              Mgmt          For                            For
       Corporation

1.9    Elect Mr. S. J. Savidant as a Director of the             Mgmt          For                            For
       Corporation

2.     Appoint Ernst & Young LLP, Charted Accountants            Mgmt          For                            For
       as the Auditor of Corporation until the next
       AGM at a remuneration to be fixed by the Directors
       of the Corporation

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA MACHINE CO.,LTD.                                                                    Agenda Number:  701621028
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89838106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3592600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

2.3    Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

3      Appoint a Supplementary Auditor                           Mgmt          Abstain                        Against

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          Abstain                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

5      Amend the Compensation to be received by Corporate        Mgmt          Abstain                        Against
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA TEC CORPORATION                                                                     Agenda Number:  701603614
--------------------------------------------------------------------------------------------------------------------------
    Security:  J89903108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3594000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          Against                        Against

2.4    Appoint a Director                                        Mgmt          Against                        Against

2.5    Appoint a Director                                        Mgmt          Against                        Against

2.6    Appoint a Director                                        Mgmt          Against                        Against

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

6.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers

7.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOTAL ACCESS COMMUNICATION PUBLIC CO LTD                                                    Agenda Number:  701475611
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8904F141                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  TH0554010Z14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       ALLOWED. THANK YOU.

1.     Approve the minutes of the general meeting of             Mgmt          For                            For
       shareholders for the year 2007

2.     Approve the minutes of the EGM No. 1/2007                 Mgmt          For                            For

3.     Acknowledge the 2007 annual report of the Board           Mgmt          For                            For
       of Directors

4.     Approve the Company's audited balance sheet               Mgmt          For                            For
       and the profit and loss account as of 31 DEC
       2007

5.     Approve the dividend payment from the Company's           Mgmt          For                            For
       operational results of the year 2007

6.     Re-elect the Directors, who retire by rotation            Mgmt          For                            For

7.     Approve to fix the remuneration of the Directors          Mgmt          For                            For

8.     Appoint the Auditor and approve to fix the remuneration   Mgmt          For                            For

9.     Adopt the new general mandate for interested              Mgmt          For                            For
       person transactions




--------------------------------------------------------------------------------------------------------------------------
 TOUEI HOUSING CORPORATION                                                                   Agenda Number:  701531926
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9035M101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  JP3560450003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          No vote

2.1    Appoint a Director                                        Mgmt          No vote

2.2    Appoint a Director                                        Mgmt          No vote

2.3    Appoint a Director                                        Mgmt          No vote

3.1    Appoint a Corporate Auditor                               Mgmt          No vote

3.2    Appoint a Corporate Auditor                               Mgmt          No vote

4      Approve Provision of Retirement Allowance for             Mgmt          No vote
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOWA REAL ESTATE DEVELOPMENT CO.,LTD.                                                       Agenda Number:  701625812
--------------------------------------------------------------------------------------------------------------------------
    Security:  J90526120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3623000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 TOWER LTD, AUCKLAND                                                                         Agenda Number:  701434514
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q91555104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  NZTWRE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Chairman's introduction and review                        Non-Voting

       Group Chief Executive Officer's review                    Non-Voting

       Shareholder discussion                                    Non-Voting

1.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix the Auditor's remuneration for the coming
       year

2.1    Re-elect Mr. Bill Falconer as a Director, who             Mgmt          For                            For
       retires by rotation at the annual meeting

2.2    Re-elect Mr. John Spencer as a Director, who              Mgmt          For                            For
       retires by rotation at the annual meeting

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TOYO CONSTRUCTION CO.,LTD.                                                                  Agenda Number:  701633845
--------------------------------------------------------------------------------------------------------------------------
    Security:  J90999111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3609800002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYO ENGINEERING CORPORATION                                                                Agenda Number:  701622640
--------------------------------------------------------------------------------------------------------------------------
    Security:  J91343103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3607800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TOYO INK MFG.CO.,LTD.                                                                       Agenda Number:  701623490
--------------------------------------------------------------------------------------------------------------------------
    Security:  J91515106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3606600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          Against                        Against
       for Public Notifications,  Increase Authorized
       Capital to 800,000,000, Reduce Term of Office
       of          Directors to One Year, Make Resolutions
       Related to Anti-Takeover Defense      Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For

3.20   Appoint a Director                                        Mgmt          For                            For

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOYO KOHAN CO.,LTD.                                                                         Agenda Number:  701622828
--------------------------------------------------------------------------------------------------------------------------
    Security:  J91730101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3610200002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          Against                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TOYO SUISAN KAISHA,LTD.                                                                     Agenda Number:  701623591
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92547132                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3613000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOYO TIRE & RUBBER CO.,LTD.                                                                 Agenda Number:  701623022
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92805118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3610600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOYOBO CO.,LTD.                                                                             Agenda Number:  701621559
--------------------------------------------------------------------------------------------------------------------------
    Security:  J90741133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3619800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

7      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TPV TECHNOLOGY LTD                                                                          Agenda Number:  701558566
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8984D107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  BMG8984D1074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and of the Auditors for the
       YE 31 DEC 2007

2.     Approve the payment of a final dividend                   Mgmt          For                            For

3.1    Re-elect Dr. Hsuan, Jason as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Chan Boon-Teong as a Director                Mgmt          For                            For

3.3    Re-elect Dr. Ku Chia-Tai as a Director                    Mgmt          For                            For

3.4    Re-elect Mr. Lu Being-Chang as a Director                 Mgmt          For                            For

3.5    Re-elect Mr. Lu Ming as a Director                        Mgmt          For                            For

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       its issued shares of USD 0.01 each in the capital
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the stock exchange], Singapore Exchange Securities
       Trading Limited [the Singapore Exchange] or
       on any other stock exchange on which the shares
       of the Company may be listed and recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and requirements of the Rules governing the
       Listing of Securities on the Stock Exchange,
       the Listing Manual of the Singapore Exchange
       or rules of any other stock exchange as amended
       from time to time, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of USD
       0.01 each in the capital of the Company or
       securities convertible into such shares or
       options, warrants or similar rights to subscribe
       for any shares or convertible securities and
       to make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue or ii) any
       issue of shares in the Company under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries of options to subscribe
       for, or rights to acquire shares of the Company
       or iii) any scrip dividend or similar or any
       similar arrangement providing for the allotment
       of shares in the Company in lieu of the whole
       or part of a dividend, pursuant to the Bye-laws
       of the Company from time to time or iv) any
       issue of shares in the Company upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants issued by the Company
       or any securities which are convertible into
       shares of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws of Bermuda to be held]

7.     Approve, subject to the passing of the Resolutions        Mgmt          For                            For
       I and II, the general mandate granted to the
       Directors of the Company to allot, issue and
       deal with additional securities in the capital
       of the Company, pursuant to the Resolution
       II, by the addition of an amount representing
       the aggregate nominal amount of the shares
       repurchased by the Company under the authority
       granted, pursuant to the Ordinary Resolution
       I, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 TRANSAT A T INC                                                                             Agenda Number:  701461674
--------------------------------------------------------------------------------------------------------------------------
    Security:  89351T203                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  CA89351T2039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors, as specified                         Mgmt          For                            For

2.     Appoint Ernst and Young, LLP as the Auditors              Mgmt          For                            For
       of Transat for the ensuing year and authorize
       the Board to fix their remuneration

3.     Ratify the amended and Restated Shareholder               Mgmt          For                            For
       Rights Plan, which plan was initially adopted
       by the Board of Directors of the Corporation
       on 13 FEB 2002, and on 26 MAR 2002, adopted
       and renewed by the Board of Directors of the
       Corporation on 15 MAR 2005, and on 27 APR 2005
       and most recently adopted and renewed by the
       Board of Directors of the Corporation on 16
       JAN 2008, as specified




--------------------------------------------------------------------------------------------------------------------------
 TRANSAT A T INC                                                                             Agenda Number:  701472071
--------------------------------------------------------------------------------------------------------------------------
    Security:  89351T302                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  CA89351T3029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 445356 DUE TO RECEIPT OF EXTRA RESOLUTION
       . ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Elect the Directors as specified                          Mgmt          For                            For

2.     Appoint Ernst & Young, LLP as the Auditors of             Mgmt          For                            For
       Transat for the ensuing year and authorize
       the Board to fix their remuneration

3.     Ratify the amended and restated Shareholder               Mgmt          For                            For
       Rights Plan, which plan was initially adopted
       by the Board of Directors of the Corporation
       on 13 FEB 2002 and ratified by shareholders
       on 26 MAR 2002 adopted and renewed by the Board
       of Directors of the Corporation on 15 MAR 2005,
       and ratified by shareholders on 27 APR 2005
       and most recently adopted and renewed by the
       Board of Directors of the Corporation on 16
       JAN 2008, the whole as specified

4.     Approve the declaration of ownership and control          Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TRANSCONTINENTAL INC                                                                        Agenda Number:  701455051
--------------------------------------------------------------------------------------------------------------------------
    Security:  893578104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Feb-2008
        ISIN:  CA8935781044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the Corporation for the FYE 31 OCT 2007
       with the Auditors' report thereon

1.     Elect the Corporation's Directors for the coming          Mgmt          For                            For
       year

2.     Appoint Samson Belair/Deloitte & Touche LLP               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix its remuneration

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TRANSCOSMOS INC.                                                                            Agenda Number:  701610568
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9297T109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3635700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRANSFIELD SERVICES LTD, SYDNEY NSW                                                         Agenda Number:  701374667
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9187S114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  AU000000TSE7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities, including the
       Director's declaration and the reports of the
       Directors and the Auditor for the FYE 30 JUN
       2007

2.a    Re-elect Mr. Guido Belgiorno-Nettis AM as a               Mgmt          Against                        Against
       Director of the Company, who retires in accordance
       with Clause 58.1 of the Company's Constitution

2.b    Re-elect Mr. Luca Belgiorno-Nettis as a Director          Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 58.1 of the Company's Constitution

3.     Transact any other business                               Non-Voting

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 TRANSURBAN GROUP, MELBOURNE VIC                                                             Agenda Number:  701375746
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9194A106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Oct-2007
        ISIN:  AU000000TCL6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE BE INFORMED THAT THE BELOW RESOLUTIONS             Non-Voting
       ARE FOR TRANSURBAN HOLDINGS LIMITED AND TRANSURBAN
       INTERNATIONAL LIMITED

1.     Receive the financial reports, the Directors'             Non-Voting
       reports, the responsible entity's report and
       the Auditors' reports contained within the
       annual report for the YE 30 JUN 2007

2.A    Re-elect Mr. Geoffrey Cosgriff as a Director,             Mgmt          For                            For
       who retires in accordance with the constitution

2.B    Re-elect Mr. Jeremy Davis as a Director, who              Mgmt          For                            For
       retires in accordance with the constitution

2.C    Re-elect Ms. Jennifer Eve as a Director, who              Mgmt          For                            For
       retires in accordance with the Bye-laws

3.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2007

4.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          Against                        Against
       of Transurban International Limited and authorize
       the Directors of TIL to determine its remuneration

       PLEASE NOTE THE BELOW RESOLUTIONS ARE FOR TRANSURBAN      Non-Voting
       HOLDINGS LIMITED, TRANSURBAN INTERNATIONAL
       LIMITED AND TRANSURBAN HOLDING TRUST

5.     Approve, under ASX Listing Rule 10.17, to increase        Mgmt          For                            For
       the maximum aggregate amount available for
       the remuneration of the Non-Executive Directors
       by AUD 200,000 to AUD 2.1 million per annum,
       to be apportioned by the Directors at their
       discretion

6.     Amend the Bye-laws of Transurban International            Mgmt          For                            For
       Limited, as specified




--------------------------------------------------------------------------------------------------------------------------
 TRIGANO SA, PARIS                                                                           Agenda Number:  701429208
--------------------------------------------------------------------------------------------------------------------------
    Security:  F93488108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-Jan-2008
        ISIN:  FR0005691656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the report of Board of Directors and              Mgmt          Abstain                        Against
       Auditors; approve the Company's financial statements
       for the YE 31 AUG 2007, showing profit EUR
       35,336,835.14; approve the expenses and changes
       that were not tax-deductible

O.2    Receive the report of Board of Directors and              Mgmt          Abstain                        Against
       the Auditors; approve the consolidated financial
       statements for the said FY

O.3    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       Agreements governed by Articles L.225-40 and
       L.225-42 of the French Commercial Code; approve
       the said report and the agreements referred
       to therein

O.4    Approve that the income for the FY be appropriated        Mgmt          For                            For
       as follows: income for the FY: EUR 35,336,835.14;
       retained earnings EUR 224,726.86; prior retained
       earnings: EUR 224,726.86; total amount to be
       appropriate: EUR 35,561,562.00; dividends:
       EUR 11,643,687.00; legal reserve: EUR 15,750.09;
       other reserves: EUR 20,000,000.00; retained
       earnings: EUR 3,902,124,91; total appropriated:
       EUR 35,561,562.00; the shareholders will receive
       a net dividend of EUR 0.55 per share, and will
       entitle to the 40% allowance provided by the
       French Tax Code; this dividend will be paid
       on 15 JAN 2008; as required by Law, as specified

O.5    Approve to award total annual fees of EUR 92,000.00       Mgmt          For                            For
       to the Directors

O.6    Approve to renew the appointment of Mr. Francois          Mgmt          For                            For
       Feuillet as a Director for a 6 year period

O.7    Approve to renew the appointment of Ms. Marie             Mgmt          For                            For
       Helene as a Director, for a 6 year period

O.8    Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Ducroux as a Director, for a 6 year period

O.9    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed Bylaw

E.10   Amend Article 17 of the Bylaws                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRULY INTL HLDGS LTD                                                                        Agenda Number:  701563377
--------------------------------------------------------------------------------------------------------------------------
    Security:  G91019102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  KYG910191025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a.1  Elect Mr. Lam Wai Wah, Steven as a Director               Mgmt          For                            For

3.a.2  Elect Mr. Wong Pong Chun, James as a Director             Mgmt          For                            For

3.a.3  Elect Mr. Ip Cho Ting, Spencer as a Director              Mgmt          For                            For

3.b    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Director's remuneration

4.     Appoint the Auditors and authorize the Board              Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, in accordance with all
       the applicable laws and the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited; and not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company, and make or grant offers,
       agreements and options, during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       options or similar arrangement for the time
       being adopted for the grant or issue to employees
       of the Company and/or any of its subsidiaries
       and/or other persons of options to subscribe
       for, or rights to acquire, shares of the Company;
       or iii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any other securities
       which are convertible into shares of the Company,
       and from time to time outstanding; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

5.C    Approve, subject to the passing of the Resolution         Mgmt          For                            For
       5.A and 5.B as specified, to extend the general
       mandate granted to the Directors of the Company
       to exercise the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company pursuant to Resolution
       5.B, by adding thereto an amount representing
       the aggregate nominal amount of shares in the
       Capital of the Company repurchased by the Company
       pursuant to Resolution 5.A [provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 TRUSCO NAKAYAMA CORPORATION                                                                 Agenda Number:  701599764
--------------------------------------------------------------------------------------------------------------------------
    Security:  J92991108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  JP3635500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions                Mgmt          Against                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRYGVESTA A/S                                                                               Agenda Number:  701494851
--------------------------------------------------------------------------------------------------------------------------
    Security:  K9640A102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Apr-2008
        ISIN:  DK0060013274
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report of the Supervisory Board               Mgmt          Abstain                        Against
       on the activities of the Company during the
       past FY

2.     Approve the annual report, including determination        Mgmt          For                            For
       of the Supervisory Board's remuneration, and
       grant discharge to the Supervisory Board and
       the Executive Management

3.     Adopt the distribution of profit or covering              Mgmt          For                            For
       of loss, as the case may be according to the
       annual report

4.A    Authorize the Supervisory Board to let the Company        Mgmt          For                            For
       acquire treasury shares in the period until
       the next AGM within a total nominal value of
       10% of the Company's share capital as specified
       in Section 48 of the Danish Public Companies
       Act; the consideration for such shares may
       not deviate by more than 10% from the buying
       price quoted by the OMX Nordic Exchange at
       the time of acquisition

4.B    Approve to define the specified general guidelines        Mgmt          For                            For
       for incentive pay to Members of the Supervisory
       Board and the Executive Management of TrygVesta
       A/S and insertion of a new provision in Article
       21 of the Company's Article of Association
       [as specified]

4.C    Amend the Article 11[1] of the Article of Association     Mgmt          For                            For
       [as specified]

4.D    Amend the Article 19[5] of the Article of Association     Mgmt          For                            For
       [as specified]

5.     Re-elect Messrs. Mikael Olufsen, Per Skov, Jorn           Mgmt          For                            For
       Wendel Andersen, John R. Frederiksen, Bodil
       Nyboe Andersen, Paul Bergqvist, Christain Brinch
       and Niels Bjorn Christiansen as the Members
       of the Supervisory Board; in addition to the
       Members elected by the shareholders, the employees
       of the Company and its subsidiaries appoint
       4 Supervisory Board Members and 4 alternates
       for a term of 1 year under a special agreement
       with the employee associations of TrygVesta
       Forsikring A/S

6.     Appoint Deloitte Statsautoriseret Revisionsaktieselskab   Mgmt          For                            For
       as the Company's  Auditor

7.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TS TECH CO.,LTD.                                                                            Agenda Number:  701622652
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9299N100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3539230007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Amend Articles to: Reduce Board Size to 12                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

6      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

7      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

8      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TSUBAKIMOTO CHAIN CO.                                                                       Agenda Number:  701622284
--------------------------------------------------------------------------------------------------------------------------
    Security:  J93020105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3535400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors, and Approve Payment of
       Accrued Benefits associated with Abolition
       of Retirement Benefit   System for Current
       Corporate Officers

5      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 TSUMURA & CO.                                                                               Agenda Number:  701623010
--------------------------------------------------------------------------------------------------------------------------
    Security:  J93407120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3535800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TSX GROUP INC                                                                               Agenda Number:  701590766
--------------------------------------------------------------------------------------------------------------------------
    Security:  873028104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  CA8730281042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Luc Bertrand as a Director                      Mgmt          For                            For

1.2    Elect Mr. Raymond Chan as a Director                      Mgmt          For                            For

1.3    Elect Mr. Wayne C. Fox as a Director                      Mgmt          For                            For

1.4    Elect Mr. John  A. Hagg as a Director                     Mgmt          For                            For

1.5    Elect Mr. J. Spencer Lanthier as a Director               Mgmt          For                            For

1.6    Elect Mr. Owen McCreery as a Director                     Mgmt          For                            For

1.7    Elect Mr. Carmand Normand as a Director                   Mgmt          For                            For

1.8    Elect Ms. Gerri B. Sinclair as a Director                 Mgmt          For                            For

1.9    Elect Mr. Laurent Verreault as a Director                 Mgmt          For                            For

1.10   Elect Mr. Tullio Cedraschi as a Director                  Mgmt          For                            For

1.11   Elect Ms. Denyse Chicoyne as a Director                   Mgmt          For                            For

1.12   Elect Mr. Raymond Garneau as a Director                   Mgmt          For                            For

1.13   Elect Mr. Harry A. Jaako as a Director                    Mgmt          For                            For

1.14   Elect Mr. Jean Martel as a Director                       Mgmt          For                            For

1.15   Elect Mr. John P. Mulvihill as a Director                 Mgmt          For                            For

1.16   Elect Ms. Kathleen M. O'Neill as a Director               Mgmt          For                            For

1.17   Elect Mr. Jean Turmel as a Director                       Mgmt          For                            For

2.     Appoint KPMG LLP as the  Auditor at a remuneration        Mgmt          For                            For
       to be fixed by the Directors

3.     Amend the restated Articles of Incorporation              Mgmt          For                            For
       to change the name from TSX Group INC./ Groupe
       INC TSX INC. to TMX INC./Groupe TMX INC. as
       specified

4.     Amend the restated Articles of Incorporation              Mgmt          For                            For
       to reflect the fact that the Company has agreed
       to be subject to the restriction that no person
       or combination of persons acting jointly or
       in concert may beneficially own or exercise
       control or direction over more than 10 % of
       any class or series of voting shares, without
       the prior approval of Quebec's Autorite Des
       Marches Financiers, in addition to the approval
       of the Ontario Securities Commission, as specified




--------------------------------------------------------------------------------------------------------------------------
 TT ELECTRONICS PLC                                                                          Agenda Number:  701534263
--------------------------------------------------------------------------------------------------------------------------
    Security:  G91159106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0008711763
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the YE 31 DEC            Mgmt          For                            For
       2007, the Directors' report on the accounts,
       the Directors' report on Corporate Governance
       and the Auditors' reports on the accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend of 6.36 pence per ordinary       Mgmt          For                            For
       share

4.     Re-elect Mr. J. W. Armstrong as a Director                Mgmt          For                            For

5.     Re-elect Mr. N. A. Rodgers as a Director                  Mgmt          For                            For

6.     Re-elect Mr. J. C. Shakeshaft as a Director               Mgmt          For                            For

7.     Re-elect Mr. S. M. Watson as a Director                   Mgmt          For                            For

8.     Re-appoint Grant Thornton UK LLP as the Auditors          Mgmt          For                            For
       of the Company

9.     Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority to allot relevant securities
       [Section 80(2) of the Companies Act 1985] up
       to an aggregate nominal amount of GBP 12,912,732;
       [Authority expires at the conclusion of the
       AGM of the Company in 2009]; the Directors
       exercise such authority in pursuance of such
       an offer or agreement made prior to that date

s.11   Authorize the Directors , subject to the passing          Mgmt          For                            For
       of Resolution 10 above and/or to sell equity
       securities held as treasury shares and pursuant
       to Section 95 of the Companies Act 1985, to
       allot equity securities [Section 94(2) of the
       act] for cash pursuant to the general authority
       conferred on them by Resolution 10 and/or to
       sell equity securities held as treasury shares
       for cash pursuant to Section 162D of that Act,
       in each case, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment and/or sale
       of equity securities: i) in connection with
       a rights issue or offer by way of rights or
       other pre-emptive issue or offer, open for
       acceptance for a period fixed by the Directors,
       to holders of ordinary shares [other than the
       Company] on the register on any record date
       fixed by the Directors in proportion[as nearly
       as may be] to the respective number of ordinary
       shares deemed to be held by them, subject to
       such exclusions or other arrangements as the
       Directors may deem necessary or expedient in
       relation to fractional entitlements, legal
       or practical problems arising in any overseas
       territory, the requirements of any regulatory
       body stock exchange aor any other matter whatsoever;
       ii) up to an aggregate nominal amount of GBP
       1,936,909; [Authority expires at such time
       the general authority conferred on the Directors
       by resolution 10 expires]; authority in pursuance
       of such an offer or agreement made prior to
       such expiry

s.12   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       on the London Stock Exchange Plc of the maximum
       number of ordinary shares to be purchased is
       15,495,279 of 25p each in the capital of the
       Company ; the minimum price which may be paid
       for such ordinary shares is 25 pence each,
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days on which purchase is made;
       and that stipulated by the Article 5(1) of
       the buyback and stabilization regulation [EC
       2273/2003]; [Authority expires at the AGM of
       the Company in 2009]; before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

s.13   Adopt the Articles of Association of the Company          Mgmt          For                            For
       contained in the document produced to the meeting
       and signed by the Chairman for the purposes
       of identification be approved as the new Articles
       of Association of the Company in substitution
       for, and to the exclusion of, the existing
       Articles of Association, with effect from the
       conclusion of the 2008 AGM




--------------------------------------------------------------------------------------------------------------------------
 TULLETT PREBON PLC, LONDON                                                                  Agenda Number:  701543488
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9130W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB00B1H0DZ51
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts for the YE 31 DEC            Mgmt          For                            For
       2007 together with the reports of the Directors
       and the Auditors thereon

2.     Approve the report on the Directors' remuneration         Mgmt          Against                        Against

3.     Re-elect Mr. David Clark as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Michael Fallon as a Director                 Mgmt          For                            For

5.     Re-elect Mr. Richard Kilsby as a Director                 Mgmt          For                            For

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company [to hold office from the conclusion
       of the meeting until the conclusion of the
       next general meeting at which the accounts
       are laid] and authorize the Board to fix their
       remuneration

7.     Approve a final dividend in respect of the YE             Mgmt          For                            For
       31 DEC 2007 be declared payable at the rate
       of 8.0p per share on 22 MAY 2008 to shareholders
       registered at the close of business on 02 MAY
       2008

8.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company's Articles of Association,
       to allot relevant securities up to a maximum
       nominal amount of GBP 17,747,402; [Authority
       expires the earlier of the conclusion of next
       AGM of the Company after the passing of this
       resolution or 01 JUL 2009]; all previous unutilized
       authorities under Section 80 of the Companies
       Act 1985 shall cease to have effect

S.9    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Articles of Association, to
       allot equity securities for cash [other than
       in connection with Article 7(a)(i) of the Company's
       Articles of Association] shall be limited to
       the allotment of equity securities having a
       nominal amount not exceeding in aggregate GBP
       2,662,110; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 01 JUL 2009]; all previous authorities under
       Section 95 of the Companies Act shall cease
       to have effect

S.10   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Articles of Association of the Company,
       to make market purchases [Section 163 of the
       Companies Act 1985] of up to 21,296,881 ordinary
       shares of 25p each in the capital of the Company,
       at a minimum price of 25p and not more than
       105% above the average market value for such
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days and the amount stipulated by Article 5(1)
       of the Buyback and Stabilization Regulations
       2003 [exclusive of expenses payable by the
       Company in connection with the purchase]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 01 JUL 2009]; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.11   Authorize the Directors of the Company or a               Mgmt          For                            For
       duly authorized Committee, the rules of the
       Tullett Prebon Sharesave Plan [TPSSP], the
       main features of which are as specified, to
       do all such acts and things as they may consider
       necessary or expedient to carry the TPSSP into
       effect [including making any amendments required
       to the rules in order to obtain the approval
       to Her Majesty's Revenue and Customs], and
       to establish any schedule to the TPSSP they
       consider necessary in relation to employees
       in jurisdictions outside the United Kingdom,
       with any modifications necessary or desirable
       to take account of local securities Laws, exchange
       controls and tax legalization, provided that
       any ordinary shares in the capital of the Company
       made available under any schedule are treated
       as counting against the relevant limits on
       individual and overall participation in the
       TPSSP

S.12   Approve and adopt the Articles of Association             Mgmt          Against                        Against
       of the Company in substitution for and to the
       exclusion of the current Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TULLOW OIL PLC                                                                              Agenda Number:  701542525
--------------------------------------------------------------------------------------------------------------------------
    Security:  G91235104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0001500809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's accounts for              Mgmt          For                            For
       the FYE 31 DEC 2007 and the associated reports
       of the Directors and the Auditors

2.     Approve to declare a final dividend of 4.0p               Mgmt          For                            For
       per ordinary share for the FYE 31 DEC 2007

3.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the FYE 31 DEC 2007

4.     Re-elect Mr. David Bamford as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Steven McTiernan as a Director               Mgmt          For                            For

6.     Re-elect Mr. Graham Martin as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Clare Spottiswoode as a Director             Mgmt          For                            For

8.     Re-elect Mr. Patrick Plunkeet as a Director               Mgmt          For                            For

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office from the conclusion
       of the AGM until the conclusion of the next
       AGM of the Company and authorize the Directors
       of the Company to determine their remuneration

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority for the purpose of Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities up to an aggregate
       nominal amount of GBP 23,988,878; [Authority
       expires the earlier of the date of the AGM
       of the Company held in 2009 or 13 AUG 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement notwithstanding
       that the authority conferred by this resolution
       has expired

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the resolution 10, in substitution for any
       existing authority and pursuant to Section
       95 of the Companies Act 1985 [as amended] [the
       Act], to allot equity securities [Section 94(2)
       to Section 94(3A) of the Act] for cash, pursuant
       to the authority under the Section 80 of the
       Act conferred on the Directors by Resolution
       10, disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power shall
       be limited to the allotment of equity securities:
       a) in connection with a rights issue, open
       offer or any other offer or issue of such securities
       in favor of ordinary shareholders in capital
       of Company on the register of members at such
       record dates ; b) up to an aggregate nominal
       amount of GBP 3,598,331; [Authority expires
       the earlier of the date of the AGM of the Company
       held in 2009 or 13 AUG 2009]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; this
       power applies to in relation to sale of shares
       which is an allotment of equity securities
       by virtue of Section 94(3A) of the Act as if
       in this resolution the words 'pursuant to the
       authority under section 80 of the Act conferred
       on the Directors by resolution 10' were omitted

S.12   Approve the draft regulation produced to the              Mgmt          Against                        Against
       meeting and for the purpose of identification,
       initialed by the Chairman of the meeting be
       adopted as the Article of Association of the
       Company in substitution for , and to the entire
       exclusion of the existing Article of Association
       of the Company

S.13   Approve subject to resolution 12 set out in               Mgmt          Against                        Against
       the notice of AGM of the company converted
       for 14 MAY 2008 being passed, and with effect
       from 12.01 am on 01 OCT 2008 [ or such late
       date as section 175 of the Companies Act 2006
       shall brought in to force] Article 99 of the
       Company's Article of Association adopted pursuant
       to such resolution 12 be deleted in its entirety
       and replaced by the following new Article 99
       as specified

14.    Approve the proposed changes to the rules of              Mgmt          For                            For
       the Tullow Oil 2005 performance share plan
       referred to in the chairman letter to shareholder
       dated 10 APR 2008 and produced in draft to
       this meeting and for purpose of identification,
       initilled by the chairman and authorize the
       Directors to make the proposed changes




--------------------------------------------------------------------------------------------------------------------------
 TV ASAHI CORPORATION                                                                        Agenda Number:  701629822
--------------------------------------------------------------------------------------------------------------------------
    Security:  J93646107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3429000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

2.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TV TOKYO CORPORATION                                                                        Agenda Number:  701620343
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9364F107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3547000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 UK COAL PLC                                                                                 Agenda Number:  701553263
--------------------------------------------------------------------------------------------------------------------------
    Security:  G91724107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GB0007190720
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts together            Mgmt          For                            For
       with the Directors' report and the Auditors
       report on those accounts for the YE 31 DEC
       2007

2.     Re-appoint Mr. David Brocksom as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 73 of the Company's Articles of Association

3.     Re-appoint Mr. Kevin Whiteman as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 73 of the Company's Articles of Association

4.     Re-appoint Mr. Owen Michaelson as a Director              Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 73 of the Company's Articles of Association

5.     Re-appoint Mr. David Jones as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 77 of the Company's Articles of Association

6.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM

8.     Approve that the remuneration of the Auditors             Mgmt          For                            For
       of the Company be fixed by the Directors

9.     Authorize the Directors purposes of Article               Mgmt          For                            For
       88 of the Company's Articles of Association,
       the maximum amount of aggregate fess which
       the Company may pay to the Directors [but not
       alternate Directors ] for their services increased
       from GBP 300,000 annum to GBP 500,000 per annum

10.    Authorize the Directors, subject to and in accordance     Mgmt          For                            For
       with Article 5 of the Company's Articles of
       Association and pursuant to Section 80 of the
       Companies Act 1985, to allot relevant securities
       [Section 80 of the Act] up to an aggregate
       nominal amount of GBP 250,000; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may make allotments during
       the relevant period which may be exercised
       after the relevant period

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985, to allot equity
       securities [Section 94 of the Act] for cash
       pursuant to the authority conferred by the
       said resolution, disapplying the statutory
       pre-emption rights [Section 89 of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with any issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       78,563; [Authority expires at the conclusion
       of the next AGM of the Company]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Company, pursuant to Article 40             Mgmt          For                            For
       of the Company's Articles of Association, to
       make market purchases [Section 163(3) of the
       Companies Act 1985] of up to 15,712,822 ordinary
       shares of 1 pence each in the capital of the
       Company, at a minimum price of 1 pence per
       share [exclusive of expenses] and the maximum
       price [exclusive of expenses] which may be
       paid for such shares is not more that the higher
       of 5% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days and an amount equal to the
       higher of the price of the last independent
       trade of an ordinary share and the highest
       current independent bid for an ordinary share
       as derived from the London Stock Exchange System
       [SETS]; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       18 months]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.13   Amend, with effect from 00.01 am on 01 OCT 2008,          Mgmt          For                            For
       the Company's Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 ULTRA ELECTRONICS HOLDINGS PLC, GREENFORD MIDDLESEX                                         Agenda Number:  701510073
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9187G103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  GB0009123323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annaul accounts for the             Mgmt          For                            For
       FYE 31 DEC 2007 together with the reports of
       the Directors' report and the Auditors' report
       on those accounts

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of 14.5p per Ordinary share, payable to shareholders
       on the register at the close of business on
       11 APR 2008

3.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the FYE 31 DEC 2007

4.     Re-elect Mr. A. Walker as a Director, who is              Mgmt          For                            For
       required to stand for re-election annually
       in accordance with the Combined Code of Corporate
       Governance

5.     Re-elect Mr. C. Bailey as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with the Article
       76 of the Company's Articles of Association

6.     Re-elect Mr. Dr. J. Blogh as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Article 76 of the Company Articles of Association

7.     Re-elect Dr. F. Hope as a Director, who retires           Mgmt          For                            For
       by rotation in accordance with the Article
       76 of the Company Articles of Association

8.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Company to hold office from the conclusion
       of next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors of the Company, in accordance     Mgmt          For                            For
       with Section 80 of the Companies Act 1985,
       to allot relevant securities [with in the meaning
       of that Section] up to an aggregate nominal
       amount of GBP 1,131,429; [Authority expires
       earlier of the conclusion of the AGM of the
       Company next year or 15 months]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

10.    Approve the total shareholder return [TSR] based          Mgmt          For                            For
       performance conditions applying to awards granted
       in 2007 under the Ultra Electronics Company,
       Incentive Plan 2007, under such performance
       conditions the Company's TSR performance relative
       to that of each member of the comparator group
       will be determined by comparison of each Company's
       average share price [plus reinvested dividends]
       during the 3 months immediately prior to the
       performance period, no parts of the awards
       may vest unless the Company's TSR performance
       at least ranks at median within the comparator
       group at which point 20% of the award may vest,
       rising to 100% vesting for middle quartile
       performance [determined by reference to interpolation
       between rankings], regardless of TSR performance,
       no part of such awards may vest unless growth
       in the Company's headline EPS over the performance
       period averages at least 7% per annum

11.    Approve the performance conditions applying               Mgmt          For                            For
       to awards granted in 2005 and 2006 under the
       Ultra Electronics Company, Incentive Plan 2002-2007
       be substituted for the total shareholder return
       performance condition policy summarized in
       the explanatory note for this resolution, such
       policy sharing the principles of the total
       shareholder return targets set for the 2007
       awards under the Ultra Electronics Company,
       Incentive Plan 2007 for which resolution 10
       seeks approval, the performance periods and
       the comparator groups set at grant for the
       2005 and 2006 awards would remain unaltered
       from those originally set for such awards

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, in accordance with Article
       4 of the Articles of Association, to allot
       equity securities for cash provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       share of 5p each in the capital of the Company
       [ordinary shares] made in proportion [as nearly
       as may be] to their respective existing holdings
       of ordinary shares but subject to the Directors
       having a right to make such exclusions or other
       arrangements in connections with the offer
       as they deem necessary or expedient [a] to
       deal with equity securities representing fractional
       entitlements; [b] to deal with legal or practical
       problems arising in any overseas territory
       or by virtue of shares being representing by
       depository receipts, the requirements of any
       regulatory body or stock exchange; or any other
       matter whatsoever; b) up to an aggregate nominal
       amount of GBP 169,714; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 15 months after the passing
       of this resolution]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, subject to unconditionally         Mgmt          For                            For
       to make market purchases [Section 163(3) of
       the Companies Act 1985] of up to 3,394,286
       ordinary shares [representing of 5% the issued
       share capital], at a minimum price of 5p and
       not more than 105% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 12 months]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Adopt the draft regulations produced to the               Mgmt          For                            For
       meeting and signed by the Chairman of the meeting
       for the purpose of identification and the Company
       in substitution for its existing Articles of
       Association




--------------------------------------------------------------------------------------------------------------------------
 UNICHARM CORPORATION                                                                        Agenda Number:  701620836
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94104114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3951600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIDEN CORPORATION                                                                          Agenda Number:  701631978
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94148103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3952000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNION FINANCIERE DE FRANCE BANQUE SA UFF, PARIS                                             Agenda Number:  701486753
--------------------------------------------------------------------------------------------------------------------------
    Security:  F95117101                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  FR0000034548
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN           Non-Voting
       AND FORWARD THE PROXY CARD DIRECTLY TO THE
       SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN THE NECESSARY CARD,
       ACCOUNT DETAILS AND DIRECTIONS.     THE FOLLOWING
       APPLIES TO NON-RESIDENT SHAREOWNERS:   PROXY
       CARDS: VOTING INSTRUCTIONS WILL BE FORWARDED
       TO THE GLOBAL CUSTODIANS THAT HAVE BECOME REGISTERED
       INTERMEDIARIES, ON THE VOTE DEADLINE DATE.
       IN CAPACITY AS REGISTERED INTERMEDIARY, THE
       GLOBAL CUSTODIAN WILL SIGN THE PROXY CARD AND
       FORWARD TO THE LOCAL CUSTODIAN. IF YOU ARE
       UNSURE WHETHER YOUR GLOBAL CUSTODIAN ACTS AS
       REGISTERED INTERMEDIARY, PLEASE CONTACT YOUR
       REPRESENTATIVE

O.1    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, the Company's financial statements
       for the YE on 31 DEC 2007 as presented, income
       for the FY: EUR 43,301,390.70; the over expenses
       and charges that were not tax deductible of
       EUR 3,082.28 with a corresponding tax of EUR
       1.061.23

O.2    Receive the reports of the Board of Directors             Mgmt          Abstain                        Against
       and the Auditors, the consolidated financial
       statements for the said FY in the form presented
       to the meeting , income for the FY: EUR 46,266,008.33

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as specified: income
       for the FY: EUR 43,301,390.70, retained earnings:
       EUR 32,101,774.90; legal reserve: EUR 9,292.61;
       distributable income: EUR 75,393,872.99; the
       shareholders will receive a net dividend of
       EUR 5.00 per share, and will entitle to the
       40 % deduction provided by the French Tax code;
       this dividend will be paid on 18 Apr 2008;
       that an interim dividend of EUR 1.10 was already
       paid on 01 NOV 2007; the remaining dividend
       of EUR 3.90 will be paid and will entitle natural
       persons to the 50 % allowance; to appropriate
       the distributable profit corresponding to the
       held shares to the retained earnings account
       as required By-Law, it is reminded that; for
       the last 3 FY; the dividends paid, were as
       follows: EUR 2.45 for FY 2004; EUR 2.55 for
       FY 2005; EUR 2.90 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          Abstain                        Against
       agreement governed by Article L.225.209 of
       the French Commercial Code, approve said report,
       acknowledge the absence of agreement to submit
       approbation

O.5    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as specified: EUR 43,301,390.70;
       retained earnings: EUR 32,101,774.90; legal
       reserve: EUR 9,292,61.00; distributable income:
       EUR 75,393,872.99; the shareholders will receive
       a net dividned of EUR 5.00 per share, and will
       entitle to the 40 % deduction provided by the
       French Tax Code; this dividend will be paid
       on 18 APR 2008; that an interim dividend of
       EUR 1.10 was already paid on 01 NOV 2007; the
       remaining dividend of EUR 3.90 will be paid
       and will entitle natural persons to the 50
       % allowance; to appropriate the distributable
       profit corresponding to the held shares to
       the retained earnings account; authorize the
       Board of Directors to grant, for free, on 1
       or more occasions, existing or future shares,
       in favor of the Employees or the Corporate
       Officers of the Company and related Companies;
       they may not represent more than 4% of the
       share capital; authorize the Board of directors
       to reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a Stock Repurchase Plan, subject
       to the approval of the Resolution 9 of the
       extraordinary part of the present shareholders
       meeting; to take all necessary measures and
       accomplish all necessary formalities; [Authority
       expires after a 18-month period], it supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 26 APR 2007

O.6    Approve to award total annual fees of EUR 20,000.00       Mgmt          For                            For
       ; authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities within the scope of such distribution

E.7    Approve hearing the special report of the Auditors        Mgmt          For                            For
       on agreements governed by Article L.225.197.1
       and followings of the French Commercial Code,
       the said report and the agreements referred
       to therein; authorize the Board of Directors
       to grant, for free ,on 1or more occasions,
       existing or future shares, in favor of the
       Employees or the Corporate Officers of the
       Company and related Companies; they mat not
       represent more than 4% of the share capital;
       the present delegation was given for a 38-month
       period; authorize the Board of Directors to
       take all necessary measures and accomplish
       all necessary formalities

E.8    Amend the Article number 2 of the By-laws in              Mgmt          For                            For
       order to harmonize it with the monetary and
       Financial Law

E.9    Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on 1 or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 4.5 % of the share capital over a 24 month
       period; [Authority expires after a 26-month
       period]; to take all necessary measures and
       accomplish all necessary formalities

E.10   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of the meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 UNIPRES CORPORATION                                                                         Agenda Number:  701630976
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9425W107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3952550006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Corporate Auditors

5      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIQ PLC                                                                                    Agenda Number:  701538603
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92208126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0030329253
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2007 together with the reports
       of the Directors and of the Auditors thereon

2.     Re-elect Mr. Geoffrey Eaton as a Director                 Mgmt          For                            For

3.     Re-elect Mr. Mathew Litobarski as a Director              Mgmt          For                            For

4.     Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          For                            For
       the Company and authorize the Directors to
       determine the Auditor's remuneration

5.     Approve the remuneration report set out on pages          Mgmt          For                            For
       32 to 36 of the annual reports

6.     Authorize the Company, for the purposes of the            Mgmt          For                            For
       Companies Act 2006, to make political donations
       to political parties; to make political donations
       to political organizations and to incur political
       expenditure, not exceeding aggregate amount
       GBP 100,000 in total; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company]

7.     Authorize the Directors, under Article 12(B)              Mgmt          For                            For
       of the Company's Articles of Association, to
       allot relevant securities [Section 80 of the
       Companies Act 1985], not exceeding GBP 3,827,793;
       [Authority expires the earlier of the conclusion
       of the AGM in 2009 or 14 AUG 2009]

S.8    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8 and under Article 12(C) of
       the Company's Articles of Association, to allot
       equity securities wholly for cash as if Section
       89(1) of the Companies Act 1985 did not apply
       to such allotment and not exceeding GBP 574,169;
       [Authority expires the earlier of the conclusion
       of the AGM in 2009 or 14 AUG 2009]

S.9    Authorize the Directors of the Company, to make           Mgmt          For                            For
       market purchases [Section 163 of the Companies
       Act 1985] of up to 11,483,382 ordinary shares
       of 10p each in the capital of the Company,
       at a minimum price of 10p and not more than
       105% above the average of middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 14 AUG 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.10   Amend the Articles of Association by making               Mgmt          For                            For
       the alterations as marked in the document labeled
       [amended articles] produced to the meeting
       and signed by the Chairman for the purposes
       of identification




--------------------------------------------------------------------------------------------------------------------------
 UNITE GROUP PLC                                                                             Agenda Number:  701513966
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9283N101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0006928617
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and financial               Mgmt          For                            For
       statements

2.     Declare a final dividend of 1.67p per share               Mgmt          Abstain                        Against

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. J.J. Lister as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. G.K. Maddsell as a Director                Mgmt          For                            For

6.     Re-appoint Mr. R. Walker as a Director                    Mgmt          For                            For

7.     Re-appoint Mr. M.C. Allan as a Director                   Mgmt          For                            For

8.     Re-appoint KPMG Audit PLC as the Auditors                 Mgmt          Against                        Against

9.     Authorize Directors to allot shares in the Company        Mgmt          For                            For

10.    Approve to dis-apply the statutory pre-emption            Mgmt          For                            For
       rights




--------------------------------------------------------------------------------------------------------------------------
 UNITED DRUG PLC                                                                             Agenda Number:  701454061
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9230Q157                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Feb-2008
        ISIN:  IE0033024807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       30 SEP 2007 and the Directors' report and the
       Independent Auditor's report thereon

2.     Declare a dividend of 5.33 cent per share                 Mgmt          For                            For

3.1    Re-elect Mr. A. Flynn as a Director, who retires          Mgmt          Against                        Against
       in accordance with the Articles of Association

3.2    Re-elect Mr. P. Gray as a Director, who retires           Mgmt          Against                        Against
       in accordance with the Articles of Association

3.3    Re-elect Mr. G.McGann as a Director, who retires          Mgmt          For                            For
       in accordance with the Articles of Association

3.4    Re-elect Mr. B. McGrane as a Director, who retires        Mgmt          Against                        Against
       in accordance with the Articles of Association

4.     Authorize the Directors to fix the Auditor's              Mgmt          For                            For
       remuneration

5.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Section 20 of the Companies
       [Amendment] Act, 1983 to allot relevant securities
       [Within the meaning of Section 20 of that Act]
       up to a nominal value of EUR 3,940,492; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 25 MAY 2009]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry not expired

S.6    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       23 and Section 24(1) of the Companies [Amendment]
       Act 1983, to allot equity securities [Section
       23] for cash pursuant to the authority conferred
       on the Directors by the Resolution No. 5 above,
       as if Section 23(1) of the said Act did not
       apply to any such allotment provided that his
       power shall be limited to the allotment of
       equity securities: a) on the exercise of any
       options granted pursuant to Article 8 of the
       Articles of Association of the Company; b)
       in connection with any offer of securities
       open for any period fixed by the Directors
       by way of rights, open offer or otherwise in
       favor of ordinary shareholders and/or any persons
       having a right to subscribe for or convert
       securities into ordinary shares in the capital
       of the Company; c) pursuant to Article 128A
       of the Articles of Association of the Company;
       and d) up to an aggregate nominal value of
       EUR 591,074; [Authority expires the earlier
       of the next AGM of the Company or 25 MAY 2009];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.7    Authorize the Company and/or any subsidiary               Mgmt          For                            For
       of the Company [Section 155 of the Companies
       Act, 1963] to make market purchases [Section
       212 of the Companies Act, 1990] of shares of
       any class of the Company [the Shares] on such
       terms and conditions and in such manner as
       the Directors may determine from time to time
       but subject, however, to the provisions of
       the Companies Act, 1990 of up to 23,642,955
       ordinary shares, at a minimum price equal to
       the nominal value of the share and the maximum
       price equal to 105% of the average of the 5
       amounts resulting for such shares derived from
       the Irish Stock Exchange Daily Official List,
       over the previous 5 business days, provided
       the average price shall be: a) if there shall
       be only 1 dealing reported for the day, the
       average of the prices at which such dealings
       took place; or b) if there shall be only 1
       dealing reported for the day, the price at
       which such dealing took place; or c) if there
       shall not be any dealing reported for the day,
       the average of the high and low market guide
       price for that day; and if there shall be only
       a high [but not a low] or only a low [but not
       a high] market guide price reported or if there
       shall not be any market guide price reported
       for any particular day then that day shall
       not count as one of the said 5 business days
       for the purpose of determining the maximum
       price; [Authority expires the earlier of the
       date of the next AGM of the Company or 25 MAY
       2009 in accordance with the provisions of Section
       215 of the Companies Act 1990]; and the Company
       or any such subsidiary, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.8    Authorize the Company and/or any of its subsidiaries,     Mgmt          For                            For
       pursuant to Special Resolution S.7 above, to
       make market purchases of shares of any class
       of the Company passed earlier this day, for
       the purposes of Section 209 of the Companies
       Act 1990, the maximum and minimum prices at
       which any treasury shares [Section 209] be
       re-issued off-market shall be an amount equal
       to 120% of the appropriate average; and at
       a minimum price at which the Relevant Share
       be re-issued off-market be the nominal value
       of the share where such shares is required
       to satisfy an obligation under an Employee
       Share Scheme [as defined in the Listing Rules
       of the Irish Stock exchange Limited] operated
       by the Company; or in accordance with Article
       128A of the Company's Articles of Association
       where such share is required to satisfy an
       obligation under a scrip dividend offer made
       by the Company pursuant to such Article 128A,
       equal to 95% of the appropriate average , where
       appropriate average mean the average of the
       five amounts resulting from the determining
       whichever of the following [A,B & C specified
       below] in relation to shares of the class of
       which such relevant shares is to be re-issued
       shall be appropriate for each of the 5 consecutive
       business days immediately preceding the days
       immediately preceding the day on which the
       relevant shares is re-issued, as determined
       from the information published in the Irish
       Stock Exchange Daily Official List reporting
       the business done in each of those 5 business
       days: a) if there shall be more than 1 dealing
       reported for the day, the average of the prices
       at which such dealings took place; or b) if
       there shall be only 1 dealing reported for
       the day, the price at which such dealing took
       place; or c) if there shall not be any dealing
       reported for the day, the average of the high
       and low market guide price for that day; and
       if there shall be only a high [but not low]
       or only a low [but not high] market guide price
       reported, or if there shall not be any market
       guide price reported for any particular day
       then that day shall not count as one of the
       said 5 business days for the purposes of determining
       the appropriate average; and if the means of
       providing the foregoing information as to dealings
       and prices by reference to which the appropriate
       average is to be determined is altered or is
       replaced by some other means, then the appropriate
       average shall be determined on the basis of
       the equivalent information published by the
       relevant authority in relation to dealings
       on the Irish Stock Exchange or its equivalent;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 25 MAY 2009]

S.9    Amend the Memorandum of Association of the Company        Mgmt          For                            For
       by the deletion of the Paragraphs as specified

S.10   Amend the Article of Association of the Company           Mgmt          For                            For
       by the deletion of Article 143 and the insertion
       of the new Article in its place, as specified




--------------------------------------------------------------------------------------------------------------------------
 UNITED GROUP LTD                                                                            Agenda Number:  701358447
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9313R105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Oct-2007
        ISIN:  AU000000UGL5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report of the Company
       for the YE 30 JUN 2007

2.     Adopt the remuneration report as specified in             Mgmt          Against                        Against
       the annual report of the Company for the YE
       30 JUN 2007

3.     Re-elect Mr. Bruno Camarri as a Director of               Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Rule 8.1(e)(2) of the Company's Constitution

4.     Re-elect Mr. Richard Humphry as a Director of             Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Rule 8.1(e)(2) of the Company's Constitution

5.     Approve, for all purposes [including ASX Listing          Mgmt          For                            For
       Rule 10.17 and paragraph 8.3 (a) of the Company's
       Constitution], the maximum aggregate remuneration
       that the Company may pay Non-Executive Directors
       in any FY be increased from AUD 1,500,000 to
       AUD 2,000,000 with effect from 01 JUL 2007




--------------------------------------------------------------------------------------------------------------------------
 UNITED INDUSTRIAL CORP LTD                                                                  Agenda Number:  701500159
--------------------------------------------------------------------------------------------------------------------------
    Security:  V93768105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1K37001643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.   Amend the Memorandum of Association of the Company        Mgmt          Against                        Against
       and adopt the new Articles of Association of
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 UNITED INDUSTRIAL CORP LTD                                                                  Agenda Number:  701500325
--------------------------------------------------------------------------------------------------------------------------
    Security:  V93768105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG1K37001643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2007

2.     Declare a first and final dividend of 3.0 cents           Mgmt          Abstain                        Against
       per share tax exempt [1 tier] [2006: first
       and final dividend of 3.0 cents and a special
       dividend of 6.0 cents per share, less Singapore
       Income Tax at 18%] for the YE 31 DEC 2007

3.     Approve the Directors' fees of SGD 414,250 for            Mgmt          For                            For
       the YE 31 DEC 2007

4.a    Re-elect Mr. Gn Hiang Meng as a Director, who             Mgmt          Against                        Against
       retires by rotation pursuant to Article 109
       of the Articles of Association of the Company

4.b    Re-elect Miss. Pang Cheng Lian as a Director,             Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Articles of Association of the Company

4.c    Re-elect Mr. Wee Ee Lim as a Director, who retires        Mgmt          Against                        Against
       by rotation pursuant to Article 109 of the
       Articles of Association of the Company

5.     Re-elect Mr. Antonio L. Go, who retires in accordance     Mgmt          For                            For
       with Article 119 of the Company's  Articles
       of Association of the Company

6.a    Re-appoint, under Section 153(6) of the Companies         Mgmt          Against                        Against
       Act, Chapter 50, Mr. Wee Cho Yaw as a Director
       to hold Office from the date of this AGM until
       the next AGM

6.b    Re-appoint, under Section 153(6) of the Companies         Mgmt          Against                        Against
       Act, Chapter 50, Mr. John Gokongwei, Jr. as
       a Director to hold Office from the date of
       this AGM until the next AGM

6.c    Re-appoint, under Section 153(6) of the Companies         Mgmt          Against                        Against
       Act, Chapter 50, Mr. Gabriel C. Singson as
       a Director to hold office from the date of
       this AGM until the next AGM

6.d    Re-appoint, who retires and seek re-appointment           Mgmt          For                            For
       under Section 153(6) of the Companies Act,
       Chapter 50, Mr. Tan Boon Teik as a Director
       to hold office from the date of this AGM until
       the next AGM

6.e    Re-appoint, who retires and seek re-appointment           Mgmt          For                            For
       under Section 153(6) of the Companies Act,
       Chapter 50, Mr. Hwang Soo Jin as a Director
       to hold office from the date of this AGM until
       the next AGM

7.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

8.a    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited [SGX-ST Listing
       Manual], to issue shares [including the issue
       of shares pursuant to offers, agreements or
       options made or granted by the Company] and
       convertible securities [including the making
       and granting of offers, agreements or options
       which would or which might require shares to
       be issued or allotted] at any time, whether
       during the continuance of such authority or
       thereafter, to such persons upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion,
       deem fit. provided that: the aggregate number
       of shares and convertible securities to be
       issued pursuant to this ordinary resolution
       to shareholders on a pro rata basis shall not
       exceed 50% of the issued share capital of the
       Company and provided further that if any such
       shares and convertible securities are to be
       issued under circumstances where Members of
       the Company are not given an opportunity to
       participate in such an issue, offer, agreement
       or option referred to above, then the shares
       and convertible securities to be issued under
       such circumstances shall not exceed 20% of
       the issued share capital of the Company; for
       the purpose of determining the aggregate number
       of shares that may be issued under this resolution
       the percentage of issued share capital is based
       on the issued share capital of the Company
       at the time of the passing of this ordinary
       resolution, after adjusting for: i) new shares
       arising from the conversion or exercise of
       convertible securities; ii) new shares arising
       from exercising share options or vesting of
       share awards outstanding or subsisting at the
       time this ordinary resolution is passed, provided
       the options or awards were granted in compliance
       with Part VIII of Chapter 8 of the SGX-ST Listing
       Manual; and iii) any subsequent consolidation
       or subdivision of the Company's shares; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       Law]

8.b    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the United
       Industrial Corporation United Share Option
       Scheme [ESOS] approved by shareholders of the
       Company in general meeting on 18 MAY 2001;
       and allot and issue from time to time such
       number of shares in the Company as may be required
       to be issued pursuant to the exercise of options
       under the ESOS, provided that the aggregate
       number of shares to be issued pursuant to ESOS
       shall not exceed 5% of the total issued shares
       in the capital of the Company from time to
       time

9.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 UNITED INTERNET AG, MONTABAUR                                                               Agenda Number:  701533944
--------------------------------------------------------------------------------------------------------------------------
    Security:  D8542B125                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  DE0005089031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       the annual report for the 2007 FY with the
       report of the Supervisory Board, the Group
       financial statements and Group annual report

2.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 73,3 23,321.36 as follows: payment
       of a dividend of EUR 0.20 per no-par share
       EUR 23,036,526.96 shall be carried forward
       ex-dividend and payable date: 28 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors: Messrs. Ralph Dommermuth and Nobert
       Lang

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Messrs. Kurt Dobitsch and Michael Scheeren

5.     Appointment of Auditors for the 2008 FY: Ernst            Mgmt          Against                        Against
       + Young AG, ES Chborn/Frankfurt

6.     Election of Mr. Kai-Uwe Ricke to the Supervisory          Mgmt          For                            For
       Board

7.     Resolution on the revocation of the Contingent            Mgmt          For                            For
       capital created in connection with the Company's
       employee participation plan 2001, and the correspondent,
       amendment to the Articles  of Association,
       the contingent capital as per Section 5[7]
       of the Articles Association shall be revoked
       in respect of the unusedportion of EUR 2,840,000

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10% from
       the market price of the shares, on or before
       26 NOV 2009, the Board of Managing Directors
       shall be authorized to dispose of the shares
       in a manner other than the Stock Exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes or as employee shares, to use the
       shares for satisfying option or conversion
       rights, and to retire the shares

9.     Authorization to acquire own shares by way of             Mgmt          For                            For
       a public purchase offer or by using derivatives
       in connection with item 8, the Company shall
       also be authorized to acquire own shares by
       way of a public purchase offer at prices not
       deviating more than 25% from the market price
       of the shares, or by using derivatives at prices
       not deviating more than 10% from the market
       price of the shares, in the latter case the
       authorization shall be limited to up to 5%
       of the share capital




--------------------------------------------------------------------------------------------------------------------------
 UNITED TEST & ASSEMBLY CENTER LTD                                                           Agenda Number:  701361658
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9260K104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Oct-2007
        ISIN:  SG1P07916254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A CRT MEETING. THANK             Non-Voting
       YOU.

1.     Approve the Scheme of Arrangement dated 07 SEP            Mgmt          For                            For
       2007 proposed to be made pursuant to Section
       210 of the Companies Act, Chapter 50 of Singapore,
       between a) the Company, b) the shareholders,
       c) Global A&T Electronics Ltd., as specified




--------------------------------------------------------------------------------------------------------------------------
 UNITIKA LTD.                                                                                Agenda Number:  701622183
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94280104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3951200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Allow Use of Treasury Shares for Odd-Lot Purchases        Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UOB-KAY HIAN HOLDINGS LTD                                                                   Agenda Number:  701539631
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y92991101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1J21887414
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the YE 31 DEC 2007 and the reports of the
       Directors and the Auditors

2.     Declare a 1-tier tax exempt final dividend of             Mgmt          For                            For
       11.89 cents per ordinary share for the YE 31
       DEC 2007

3.     Approve the sum of SGD 185,000 as the Director's          Mgmt          For                            For
       fees for the YE 31 DEC 2007 [2006: SGD 177,000]

4.A    Re-elect Mr. Walter Tung Tau Chyr, as a Director,         Mgmt          For                            For
       who retires by rotation pursuant to Article
       91 of the Company's Articles of Association

4.B    Re-elect Mr. Neo Chin Sang as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

4.C    Re-elect Mr. Roland Knecht, as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 91
       of the Company's Articles of Association

5.     Appoint Deloitte & Touche as the Auditors of              Mgmt          For                            For
       the Company in place of the retiring the Auditors,
       PricewaterhouseCoopers, until the conclusion
       of the next AGM of the Company at a remuneration
       to be fixed by the Directors of the Company

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited, to allot and issue
       shares and convertible securities in the Company
       [whether by way of rights, bonus or otherwise]
       at any time and from time to time thereafter
       to such persons and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit, provided
       always that the aggregate number of shares
       and convertible securities to be issued pursuant
       to this resolution does not exceed 50% of the
       total number of issued shares excluding treasury
       shares in the capital of the Company as at
       the date of the passing of this resolution,
       of which the aggregate number of shares and
       convertible securities to be issued other than
       on a pro rata basis to shareholders of the
       Company does not exceed 20% of the total number
       of issued shares excluding treasury shares
       in the capital of the Company as at the date
       of the passing of this Resolution, and for
       the purpose of this resolution, the total number
       of issued shares excluding treasury shares
       shall be based on the total number of issued
       shares excluding treasury shares in the capital
       of the Company at the time this resolution
       is passed [after adjusting for new shares arising
       from the conversion or exercise of convertible
       securities or exercise of share options or
       vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed and any subsequent bonus issue, consolidation
       or subdivision of the Company's shares], and
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company required By
       Law]

7.     Transact such other business                              Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 UOL GROUP LTD                                                                               Agenda Number:  701513031
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9299W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1S83002349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a first and final tax-exempt [one-tier]           Mgmt          For                            For
       dividend of 10 cents per ordinary share and
       a special tax-exempt [one-tier] dividend of
       5 cents per ordinary share for the YE 31 DEC
       2007

3.     Approve the Directors' fees of SGD 507,500 for            Mgmt          For                            For
       2007 [2006: SGD 378,100]

4.     Re-appoint Mr. Wee Cho Yaw, as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50 until
       the next AGM of the Company

5.     Re-appoint Mr. Alan Choe Fook Cheong, as a Director       Mgmt          For                            For
       of the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50 until
       the next AGM of the Company

6.     Re-appoint Mr. Lim Kee Ming, as a Director of             Mgmt          For                            For
       the Company, who retires pursuant to Section
       153(6) of the Companies Act, Chapter 50 until
       the next AGM of the Company

7.     Re-elect Mr. Low Weng Keong as a Director of              Mgmt          For                            For
       the Company, who retires by rotation pursuant
       to Article 94 of the Company's Articles of
       Association

8.     Re-elect Mr. James Koh Cher Siang as a Director           Mgmt          For                            For
       of the Company, who retires by rotation pursuant
       to Article 94 of the Company's Articles of
       Association

9.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

10.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the regulations
       of the UOL 2000 Share Option Scheme [the 2000
       Scheme] and to allot and issue such number
       of shares as may be issued pursuant to the
       exercise of share options under the 2000 Scheme,
       provided always that the aggregate number of
       shares to be issued pursuant to the 2000 Scheme
       shall not exceed 15% of the issued share capital
       of the Company from time to time

11.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors; while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued In pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued share capital of the Company [as calculated
       in accordance with paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the issued share capital of the Company
       [as calculated In accordance with paragraph
       (2) below]; 2) [subject to such manner of calculation
       as may be prescribed by the Singapore Exchange
       Securities Trading Limited [SGX-ST]] for the
       purpose of determining the aggregate number
       of shares that may be issued under paragraph
       (1) above, the percentage of issued share capital
       shall be based on the issued share capital
       of the Company at the time this resolution
       is passed, after adjusting for: i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and ii) any subsequent consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 UPONOR OYJ, VANTAA                                                                          Agenda Number:  701465014
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9518X107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  FI0009002158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 444399 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the profit or loss to pay a dividend              Mgmt          For                            For
       of EUR 1.40 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the annual emoluments: Chairman EUR               Mgmt          For                            For
       71,000, Deputy Chairman EUR 49,000, Members
       EUR 44,000

1.5    Approve the number of Board of Members be 5               Mgmt          For                            For

1.6    Re-elect Messrs Jorma Eloranta, Jari Paasikivi,           Mgmt          For                            For
       Aimo Rajahalme, Anne-Christine Silfverstolpe
       Nordin and Rainer S. Simon as the Board Members

1.7    Re-elect KPMG Oy AB, Authorized Public Accountants        Mgmt          For                            For
       as the Auditor

2.     Authorize the Board to buy back in the maximum            Mgmt          For                            For
       3,500,000 of the Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 URALITA SA, MADRID                                                                          Agenda Number:  701521367
--------------------------------------------------------------------------------------------------------------------------
    Security:  E95259201                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  ES0182170615
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU

1.     Approve the annual accounts, Management and               Mgmt          For                            For
       the proposed application of the earnings for
       the fiscal period 2007

2.     Approve the dividend                                      Mgmt          For                            For

3.     Amend the Articles 19 and 22 of the Companys              Mgmt          For                            For
       Byl-aws

4.1    Approve the election and appointment of Mr.               Mgmt          For                            For
       Serratosa Lujan, as a Board Member

4.2    Approve the election and appointment of Nefinsa           Mgmt          For                            For
       SA to the Board Members

4.3    Approve the election and appointment of Mr.               Mgmt          For                            For
       Caja Duero, as a Board Member

4.4    Approve the election and appointment of Mr.               Mgmt          For                            For
       Carrascosaruiz as a Board Member

4.5    Approve the election and appointment of Mr.               Mgmt          For                            For
       Gonzalez Ochoa, as a Board Member

4.6    Approve the election and appointment of Mr.               Mgmt          For                            For
       Olleros Pinero as a Board Member

4.7    Approve the election and appointment of Ms.               Mgmt          For                            For
       Pulido Mendoza as a Board Member

4.8    Approve the election and appointment of Ms.               Mgmt          For                            For
       Vidal Sanz as a Board Member

4.9    Approve the election and appointment of Mr.               Mgmt          For                            For
       Nieto Bueso as a Board Member

5.     Elect the Accounts Auditors for the period of             Mgmt          For                            For
       2008

6.     Amend the Articles 5 and 19 of the regulation             Mgmt          For                            For
       of the general meeting

7.     Amend the internal regulations of the Board               Mgmt          For                            For

8.     Receive the report in conformity with the Article         Mgmt          For                            For
       116. B of the Equity Market Law

9.     Receive the Remuneration Policy of 2007 for               Mgmt          For                            For
       the Board Members

10.    Approve the Share Option Scheme for the Directors         Mgmt          For                            For

11.    Approve to establish in accordance with the               Mgmt          For                            For
       By-laws and receive the maximum retribution
       for the Board Members

12.    Authorize the acquisition of the own shares               Mgmt          For                            For
       and overruling the previous authorization granted

13.    Approve to delegate the powers to execute the             Mgmt          For                            For
       resolutions adopted in the meeting




--------------------------------------------------------------------------------------------------------------------------
 URBAN CORPORATION                                                                           Agenda Number:  701613158
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9442L100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3100180003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 USC CORPORATION                                                                             Agenda Number:  701633667
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94445103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3944200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 USG PEOPLE NV, ALMERE                                                                       Agenda Number:  701522218
--------------------------------------------------------------------------------------------------------------------------
    Security:  N9040V117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  NL0000354488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 461007 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Report of the Executive Board                             Non-Voting

3.     Adopt the annual accounts for 2007                        Mgmt          For                            For

4.     Approve to determine the profit appropriation             Mgmt          For                            For
       for 2007

5.     Approve the Executive Board's Management and              Mgmt          For                            For
       discharge from liability of the Members of
       the Executive Board

6.     Approve the Supervisory Board's supervision               Mgmt          For                            For
       and discharge from liability of the Members
       of the Supervisory Board

7.A    Announcement of vacancies on the Supervisory              Non-Voting
       Board

7.B    Opportunity for the general meeting of Shareholders       Non-Voting
       to make recommendations for the [re]appointment
       of Supervisory Board Members

7.C    Notification by the Supervisory Board regarding           Non-Voting
       the persons nominated for reappointment

8.     Re-appoint Ms. M.E. Van Lier Lels as a Supervisory        Mgmt          For                            For
       Board Member

9.     Re-appoint Mr. C.Y.I.E. Dumolin as a Supervisory          Mgmt          For                            For
       Board Member

10.    Appoint the Auditor                                       Mgmt          For                            For

11.A   Approve the designation of the Executive Board            Mgmt          For                            For
       as the body authorized for the issue of shares

11.B   Approve the Executive Board as the body authorized        Mgmt          For                            For
       for the limitation or exclusion of the pre-emption
       rights

12.    Authorize the Executive Board to buy shares               Mgmt          For                            For
       of USG People N.V.

13.    Any other business                                        Non-Voting

14.    Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 USHIO INC.                                                                                  Agenda Number:  701615342
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94456118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3156400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

2.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 USS CO.,LTD.                                                                                Agenda Number:  701608145
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9446Z105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3944130008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VALOR CO.,LTD.                                                                              Agenda Number:  701635091
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94511102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3778400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 VALORA HOLDING AG, BERN                                                                     Agenda Number:  701441355
--------------------------------------------------------------------------------------------------------------------------
    Security:  H53670198                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jan-2008
        ISIN:  CH0002088976
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 435849, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Elect Mr. Conrad Loeffel to the Board of Directors        Mgmt          For                            For

2.1    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Elect Mr. Rolando Benedick the Board
       of Directors

2.2    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Elect Mr. Markus Fiechter to the
       Board of Directors

3.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Elect Mr. Adriano Agosti to the Board
       of Directors

4.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Elect Ms. Geltrude Renzi to the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 VALORA HOLDING AG, BERN                                                                     Agenda Number:  701524399
--------------------------------------------------------------------------------------------------------------------------
    Security:  H53670198                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CH0002088976
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440130, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the 2007 annual report and the financial          Mgmt          For                            For
       statements of Valora Holding AG and on the
       2007 consolidated financial statements of the
       Valora Group/acceptance of the reports of the
       statutory and Group Auditors

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and Executive Management from
       their responsibility for the conduct of business

3.     Approve the appropriation of the profit available         Mgmt          For                            For
       for distribution of Valora Holding AG

4.1    Authorize the Board to buy back a maximum of              Mgmt          For                            For
       500,000 registered shares with a nominal value
       of CHF 1 each [representing 15.2% of the total
       number of registered shares currently outstanding]
       through a 2nd SWX trading line for the purpose
       of reducing the Companys share capital by destroying
       the shares so purchased

4.2    Approve to recognize that the shares to be purchased      Mgmt          For                            For
       in the manner described above are destined
       to be destroyed and consequently do not constitute
       treasury shares as defined in Article 659 of
       the Swiss Code of obligations, and that the
       requisite proposals to reduce the Company's
       share capital and to make the necessary changes
       to the Companys By-Laws [through a modification
       of Article 3, Paragraph 1 of the By-Laws] as
       specified

5.1    Approve the election and the term of office               Mgmt          For                            For
       Members of the Board of Directors [Article
       14, Paragraph 1 of the Articles of Incorporation]

5.2    Approve the abolition of the shareholding requirement     Mgmt          For                            For
       [Article 14, Paragraph 4, of the Articles of
       Incorporation]

5.3.1  Approve the right to have an item placed on               Mgmt          For                            For
       the agenda [Article 8 of the Articles of Incorporation]

5.3.2  Approve the deletion of the term Group Auditor            Mgmt          For                            For
       [Article 7, item 5, Article 19 and Article
       20 of the Articles of Incorporation and inclusion
       of additional duties for the Statutory Auditors
       Article 20 of the Articles of Incorporation

5.3.3  Approve the modification of the qualified majority        Mgmt          For                            For
       provisions [Article 12, item 8 of the Articles
       of Incorporation]

6.1    Re-elect Mr. Rolando Benedick as a Member of              Mgmt          For                            For
       the Board of Directors [provided the general
       meeting approve the modification of the Articles
       of Incorporation recommended in agenda item
       5.1]

6.2    Re-elect Mr. Markus Fiechter as a Member of               Mgmt          For                            For
       the Board of Directors [provided the general
       meeting approve the modification of the Articles
       of Incorporation recommended in agenda item
       5.1]

6.3    Re-elect Mr. Franz Julen as a Member of the               Mgmt          For                            For
       Board of Directors [provided the general meeting
       approve the modification of the Articles of
       Incorporation recommended in agenda item 5.1]

6.4    Re-elect Mr. Conrad Loeffel as a Member of the            Mgmt          For                            For
       Board of Directors [provided the general meeting
       approve the modification of the Articles of
       Incorporation recommended in agenda item 5.1]

7.     Elect Dr. Bernhard Heusler as a new Board Member          Mgmt          For                            For

8.     Re-elect the Statutory Auditors                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN DER MOOLEN HLDG NV                                                                      Agenda Number:  701469101
--------------------------------------------------------------------------------------------------------------------------
    Security:  N9118R139                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Mar-2008
        ISIN:  NL0000370179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     Authorize the Management Board to purchase own            Mgmt          For                            For
       shares

3.     Approve the cancellation of own shares held               Mgmt          For                            For
       by the Company

4.     Amend the Articles of Association                         Mgmt          For                            For

5.     Any other business                                        Non-Voting

6.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  701502709
--------------------------------------------------------------------------------------------------------------------------
    Security:  N9411C102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     Minutes of the general meeting of shareholders            Non-Voting
       of 03 APR 2007

3.     Discussion of the report of the Board of Management       Non-Voting
       on the 2007 FY

4.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

5.     Dividend and reservation policy                           Non-Voting

6.     Declare [final] dividend for the 2007 FY                  Mgmt          For                            For

7.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of their Management during the 2007
       FY

8.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of their supervision of the management
       conducted by the Board of Management during
       the 2007 FY

9.     Explanation of the 2007 remuneration report               Non-Voting

10.    Adopt the remuneration of the Members of the              Mgmt          For                            For
       Board of Management

11.    Approve the remuneration system for the Members           Mgmt          For                            For
       of the Supervisory Board

12.    Amend the Articles of Association                         Mgmt          For                            For

13.    Re-appoint a Member of the Supervisory Board              Mgmt          For                            For

14.    Any other business                                        Non-Voting

15.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VASTNED RETAIL NV                                                                           Agenda Number:  701502759
--------------------------------------------------------------------------------------------------------------------------
    Security:  N91784103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  NL0000288918
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting

2.     The minutes of the general meeting of shareholders        Non-Voting
       of 03 APR 2007

3.     Discussion of the report of the Board of Management       Non-Voting
       on the 2007 FY

4.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

5.     Update on the offering process                            Non-Voting

6.     Explanation of dividend and Reservation Policy            Non-Voting

7.     Approve the declaration of [final] dividend               Mgmt          For                            For
       for the 2007 FY

8.a    Grant discharge Mr. R.A. Van Gerrevink as a               Mgmt          For                            For
       Member of the Board Management in respect of
       its Management during the 2007 FY

8.b    Grant discharge Mr. T.M. de Witte as a Member             Mgmt          For                            For
       of the Board Management in respect of its Management
       during the 2007 FY

8.c    Grant discharge Mr. J. Pars as a Member of the            Mgmt          For                            For
       Board Management in respect of its Management
       during the 2007 FY

9.a    Grant discharge Mr. W. J. Kolff as a Member               Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.b    Grant discharge Mr. N.J. Westdijk as a Member             Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.c    Grant discharge Mr. P.M. Verboom as a Member              Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.d    Grant discharge Mr. J.B.J.M. Hunfeld as a Member          Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

10.    Explanation of the 2007 remuneration report               Non-Voting

11.    Adopt the remuneration of the Members of the              Mgmt          For                            For
       Board of Management

12.    Re-appointment a Member of the Supervisory Board          Mgmt          For                            For

13.    Any other business                                        Non-Voting

14.    Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VECTOR LTD                                                                                  Agenda Number:  701363448
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9389B109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  NZVCTE0001S7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a report from the Chairman and the Chief          Non-Voting
       Executive Officer in respect of the FYE 30
       JUN 2007, including consideration of the financial
       statements and the audit report

1.     Re-elect Mr. Bob Thomson as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Listing
       Rule 3.3.8

2.     Elect Mrs. Alison Paterson as a Director                  Mgmt          For                            For

3.     Elect Mr. Peter Bird as a Director                        Mgmt          For                            For

4.     Elect Mr. Tony Carter as a Director                       Mgmt          For                            For

5.     Elect Mr. Hugh Fletcher as a Director                     Mgmt          For                            For

6.     Acknowledge that the Company's Auditor, KPMG,             Mgmt          For                            For
       is automatically re-appointed, pursuant to
       Section 200 of the Companies Act 1993 and authorize
       the Directors to fix the Auditor's remuneration
       for the ensuing year

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VECTOR LTD                                                                                  Agenda Number:  701607472
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9389B109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  16-Jun-2008
        ISIN:  NZVCTE0001S7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the sale by Vector Metering Data Services         Mgmt          For                            For
       Limited of all the shares in Vector Wellington
       Electricity Network Limited to Wellington Electricity
       Distribution Network Limited pursuant to an
       agreement for the sale and purchase of Vector
       Wellinton Electricity Network Limited dated
       25 APR 2008 between Wellington Electricity
       Distribution Network Limited, Cheung Kong Infrastructure
       Holdings Limited, Vector Metering Data Services
       Limited and Vector Limited

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VEIDEKKE ASA, OSLO                                                                          Agenda Number:  701553213
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9590N107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NO0005806802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect the Chairman of the meeting and co-signer           Mgmt          For                            For

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Approve the annual accounts and annual report             Mgmt          For                            For
       for 2007 for Veidekke ASA and for the Corporation

5.     Approve the information of the Board's declaration        Mgmt          For                            For
       of determination of salary and other remuneration
       to employees in leading positions

6.     Approve the use of the year result for 2007               Mgmt          For                            For
       for Veidekke ASA, including distribution of
       dividend

7.     Approve to determine the remuneration for the             Mgmt          For                            For
       Auditor

8.1    Amend the Articles of Association regarding               Mgmt          For                            For
       the Board's approval of transfer of shares
       to the Company

8.2    Amend the Articles of Association regarding               Mgmt          For                            For
       the Board Members election period

9.     Elect the Members for the Nomination Committee            Mgmt          For                            For

10.    Approve to determine the Board's remuneration             Mgmt          For                            For

11.    Elect the Board                                           Mgmt          For                            For

12.    Approve to decrease the capital assets by cancellation    Mgmt          For                            For
       of the Company's own shares

13.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

14.    Authorize the Board of Directors to purchase              Mgmt          Against                        Against
       of the Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 VENTURE CORPORATION LTD                                                                     Agenda Number:  701528830
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9360Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  SG0531000230
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited Accounts of the Company for the
       YE 31 DEC 2007 together with the Auditors'
       report thereon

2.     Declare a final 1-tier tax-exempt dividend of             Mgmt          For                            For
       50 cents per ordinary share and a bonus tax-exempt
       dividend of 25 cents per ordinary share for
       the YE 31 DEC 2007[2006: final tax-exempt dividend
       of 25 cants per ordinary share and a bonus
       tax-exempt dividend of 25cents per ordinary
       share]

3.     Re-elect Mr. Wong Ngit Liong as a Director,               Mgmt          For                            For
       who retires pursuant to Article 92 of the Company's
       Articles of Association

4.     Re-elect Mr. Koh Lee Boon as a Director, who              Mgmt          For                            For
       retires pursuant to Article 92 of the Company's
       Articles of Association

5.     Re-elect Mr. Koh Kheng Siong as a Director of             Mgmt          For                            For
       the Company, who retires pursuant to Article
       74 of the Company's Articles of Association

6.     Re-appoint Mr. Cecil Vivian Richard Wong Director         Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, until the
       next AGM

7.     Approve the payment of Directors' fees of SGD300,000      Mgmt          For                            For
       for the YE 31 DEC 2007; [2006: SGD 264,000]

8.     Re-appoint Messrs. Deloitte and Touche as the             Mgmt          For                            For
       Company's Auditors and authorize the Directors
       to fix their remuneration

       Transact any other business                               Non-Voting

9.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       SGX-ST, (a) (i) issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or ii) make or grant
       offers, agreements or options (collectively,
       Instruments) that might or would require shares
       to be issued, including but not limited to
       the creation and issue of (as well as adjustments
       to) warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and (b)
       (notwithstanding the authority conferred by
       this Resolution may have ceased to be in force)
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       Resolution was in force, provided that: (a)
       the aggregate number of shares to be issued
       pursuant to this Resolution (including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution) does
       not exceed 50% of the issued share capital
       of the Company (as calculated in accordance
       with this resolution), of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       (including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution) does not exceed 20% of the
       issued share capital of the Company (b) (subject
       to such manner of calculation as may be prescribed
       by the SGX-ST) for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this Resolution is passed, after adjusting
       for: (i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and (ii) any subsequent
       consolidation or subdivision of shares; (c)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the SGX-ST (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the Company[Authority expires the earlier of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held]

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, to offer
       and grant options from time to time in accordance
       with the regulations of the Venture Corporation
       Executives' Share Option Scheme adopted by
       the Company in 2004 (the 2004 Scheme), to allot
       and issue from time to time such number of
       shares in the capital of the Company as may
       be required to be issued pursuant to the exercise
       of options granted under the 2004 Scheme; not
       withstanding that the authority under this
       resolution may have ceased to be in force,
       allot and issue from time to time such number
       of shares in the capital of the Company as
       may be issued pursuant to the exercise of options
       granted under the 2004 scheme while the authority
       was in force and do all such all acts and things
       as may be necessary or expedient to carry the
       same into effect




--------------------------------------------------------------------------------------------------------------------------
 VENTURE PRODUCTION PLC, ABERDEEN                                                            Agenda Number:  701533576
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9335K105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0031423188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report, the              Mgmt          For                            For
       Auditor's report and the Company's accounts
       for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

3.     Declare a final dividend of 12.0 pence per share          Mgmt          For                            For
       for the period ended 31 DEC 2007

4.     Elect Mr. Rod Begbie as a Director of the Company         Mgmt          For                            For

5.     Elect Mr. Andrew Carr-Locke as a Director of              Mgmt          For                            For
       the Company

6.     Elect Mr. Graeme Sword as a Director of the               Mgmt          For                            For
       Company

7.     Elect Mr. Peter Turner as a Director of the               Mgmt          For                            For
       Company

8.     Elect Mr. Robb Turner as a Director of the Company        Mgmt          For                            For

9.     Re-elect Mr. Tom Blades as a Director of the              Mgmt          For                            For
       Company

10.    Re-elect Mr. Tom Ehret as a Director of the               Mgmt          Against                        Against
       Company

11.    Re-elect Mr. Alan Jones as a Director of the              Mgmt          For                            For
       Company

12.    Re-elect Mr. Larry Kinch as a Director of the             Mgmt          Against                        Against
       Company

13.    Re-elect Mr. John Morgan as a Director of the             Mgmt          For                            For
       Company

14.    Re-elect Mr. Jon Murphy as a Director of the              Mgmt          For                            For
       Company

15.    Re-elect Mr. Mark Nicholls as a Director of               Mgmt          For                            For
       the Company

16.    Re-elect Mr. Mike Wagstaff as a Director of               Mgmt          For                            For
       the Company

17.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor in accordance with Section 384 of the
       Companies Act 1985, until the conclusion of
       the next AGM of the Company in 2009

18.    Authorize the Directors to fix the Auditors               Mgmt          For                            For
       remuneration

19.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities and pursuant to Section
       80 of the Companies Act 1985, to allot any
       relevant securities [Section 80] up to an aggregate
       nominal amount of GBP 191,121; [Authority expires
       the earlier of the next AGM of the Company
       in 2009 or 13 AUG 2009]; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

20.    Authorize, in accordance with Section 366 of              Mgmt          For                            For
       the Companies Act 2006, the Company and all
       companies which are subsidiaries of the Company
       at any time during the period for which this
       resolution has effect: a) to make political
       donations to political parties; b) to make
       political donations to political organizations
       other than political parties; and/or c) incur
       political expenditure in a total aggregate
       amount not exceeding GBP 100,000; [Authority
       expires the earlier of the next AGM of the
       Company in 2009 or 13 AUG 2009]

S.21   Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities and pursuant to Section
       94(2) of the Companies Act 1985, to allot equity
       securities for cash pursuant to the authority
       conferred by Resolution 19, dis-applying the
       statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of equity shareholders;
       b) up to an aggregate nominal amount of GBP
       28,644; [Authority expires the earlier of the
       conclusion of the next AGM of the Company in
       2009 or 13 AUG 2009]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.22   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163(3)] of
       up to 14,322,178 ordinary shares [10% of the
       issued ordinary share capital] of 0.4 pence
       per share each in the capital of the Company,
       at a minimum price of 0.4 pence and not more
       than 5% above the average market value for
       such shares derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       preceding the date of purchase; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 13 AUG 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.23   Adopt the Articles of Association of the Company          Mgmt          For                            For
       in substitution for, and conclusion of, the
       existing Articles of Association as specified

24.    Adopt the Venture Production plc Long Term Share          Mgmt          For                            For
       Incentive Plan 2008 [the 'new LTIP'] as specified
       and authorize the Directors to do all acts
       and things which they consider necessary or
       desirable to carry the same into effect, including
       making such modifications to the rules as may
       be necessary to take account of such local
       statutory, fiscal, securities or other regulations
       as may apply to the new LTIP or any participant
       therein, whether in the United Kingdom or elsewhere,
       provided that any shares issued or issuable
       in respect of overseas participants are treated
       as counting against any limits on the number
       of shares which may be issued pursuant to the
       new LTIP




--------------------------------------------------------------------------------------------------------------------------
 VERWALTUNGS- UND PRIVAT-BANK AG, VADUZ                                                      Agenda Number:  701511986
--------------------------------------------------------------------------------------------------------------------------
    Security:  H91164162                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  LI0010737216
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the business reports, the consolidated            Mgmt          For                            For
       annual accounts of the VP Bank Group and the
       consolidated annual accounts of the Head Company
       for 2007, and acknowledgement of the reports
       of the Group Auditors and the Auditors

2.     Approve the appropriation of profit [Vaduz Head           Mgmt          For                            For
       Office]

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors, the Executive Management and
       the Auditors

4.1.A  Elect Prof. Dr. Beat Bernet as a Director                 Mgmt          For                            For

4.1.B  Elect Mr. Walo Frischknecht as a Director                 Mgmt          For                            For

4.1.C  Elect Dr. Daniel H. Sigg as a new Director                Mgmt          For                            For

4.2    Elect the Group Auditors and the Auditors                 Mgmt          For                            For

5.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VESTAS WIND SYSTEMS A/S, RANDERS                                                            Agenda Number:  701487907
--------------------------------------------------------------------------------------------------------------------------
    Security:  K9773J128                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Apr-2008
        ISIN:  DK0010268606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report from the Board of Directors            Non-Voting
       on the Company's activities during the past
       year

2.     Adopt the annual report                                   Mgmt          For                            For

3.     Approve to apply annual report of DKK 275m as             Mgmt          For                            For
       follows: transfer to reserve for the revaluation
       according to the equity method-DKK 287m; dividend-DKK
       0m and retained earnings DKK-(12)m

4.1    Re-elect Mr. Bent Erik Carlsen as a Member of             Mgmt          For                            For
       the Board of Directors

4.2    Elect Mr. Torsten Erik Rasmussen as a Member              Mgmt          For                            For
       of the Board of Directors

4.3    Elect Mr. Arne Pedersen as a Member of the Board          Mgmt          For                            For
       of Directors

4.4    Elect Mr. Freddy Frandsen as a Member of the              Mgmt          For                            For
       Board of Directors

4.5    Elect Mr. Jorgen Huno Rasmussen as a Member               Mgmt          For                            For
       of the Board of Directors

4.6    Elect Mr. Jorn Ankaer Thomsen as a Member of              Mgmt          For                            For
       the Board of Directors

4.7    Elect Mr. Kurt Anker Nielsen as a Members of              Mgmt          For                            For
       the Board of Directors

5.     Elect PricewaterhouseCoopers, Statsautoriseret            Mgmt          For                            For
       Revisionsaktieselskab and KPMG Statsautoriseret
       Revisionspartnerskab as the Auditors of the
       Company

6.     Authorize the Board of Directors to let the               Mgmt          For                            For
       Company acquire treasury shares up to a total
       nominal value of 10% of the value of the Company's
       share capital at the time in the question,
       cf. Article 48 of the Danish Public Companies
       Act, in the period up until the next AGM; the
       payment for the shares must not deviate more
       than 10% from the closing price quoted at the
       OMX Nordic Exchange Copenhagen at the time
       of acquisition

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 VILLAGE ROADSHOW LTD                                                                        Agenda Number:  701395825
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q94510106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  AU000000VRL0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Receive the financial report, Directors' report           Non-Voting
       and the Auditor's report for the YE 30 JUN
       2007

B.i    Re-elect Mr. Peter M. Harvie as a Director,               Mgmt          For                            For
       who retires from Office by rotation in accordance
       with Article 17.1(a) of the Constitution

B.ii   Re-elect Mr. Peter D. Jonson as a Director,               Mgmt          Against                        Against
       who retires from Office by rotation in accordance
       with Article 17.1(a) of the Constitution

B.iii  Elect Mr. Robert Le Tet as a Director, who retires        Mgmt          For                            For
       from Office in accordance with Article 15.3(b)
       of the Constitution

B.iv   Elect Mr. David J. Evans as a Director, who               Mgmt          For                            For
       retires from Office in accordance with Article
       15.3(b) of the Constitution

C.     Adopt the remuneration report of the Company              Mgmt          Against                        Against
       for the YE 30 JUN 2007

S.D    Approve, for the purposes of Section 260B(2)              Mgmt          For                            For
       of the Corporations Act, the provision of financial
       assistance by each Member of the Roadshow Group,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 VILMORIN ET CIE, CHAPPES                                                                    Agenda Number:  701403127
--------------------------------------------------------------------------------------------------------------------------
    Security:  F9768K102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  FR0000052516
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE 30 JUN 2007, as specified
       accordingly, and grant discharge to the Board
       of Directors for the performance of their duties
       during the said FY

O.2    Receive the special report of the Auditors on             Mgmt          For                            For
       Agreements Governed by Article L. 225-38 of
       the French Commercial Code and approve said
       report and the agreements referred to therein

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: income for
       the FY: EUR 25,818,025.23 legal reserve: EUR
       1,290,901.26 distributable income for the FY:
       EUR 24,527,123.97 prior retained earnings:
       EUR 17,503,429.89 dividends: EUR 22,230,482.62
       retained earnings: EUR 19,800,071.24 in the
       event that the Company holds some of its own
       shares on such date, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account; the shareholders
       will receive a net dividend of EUR 1.66 per
       share, and will entitle to the 40% deduction
       provided by the French Tax Code this dividend
       will be paid on 20 DEC 2007

O.4    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting accordingly,
       grant permanent discharge to the Board of Directors
       for the performance of their duties during
       the said FY

O.5    Authorizes the Board of Directors to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 150.00, maximum number
       of shares to be acquired: 1,000,000, maximum
       funds invested in the share buybacks: EUR 150,000,000.00;
       [Authority expires at the end of 12-month]

O.6    Ratify the appointment of Mr. Pierre Pagesse,             Mgmt          Against                        Against
       Mr. Joel Arnaud, Mr. Philippe Aymard and Mr.
       Jean Yves Foucault as a Directors, to replace
       Mr. Francois Deloche, Mr. Raoul Faure, Mr.
       Jean Denis Poulet and Mr. Jean Paul Faure,
       for the remainder of Mr. Francois Deloche,
       Mr. Raoul Faure, Mr. Jean Denis Poulet and
       Mr. Jean Paul Faure's term of office, i.e.
       until the shareholders' meeting called to approve
       the financial statements for the FY 30 JUN
       2008

O.7    Appoints Mr. Pascal Viguier as Director for               Mgmt          Against                        Against
       a 3-year period

O.8    Appoint Mr. Didier Miraton as Freelance Director          Mgmt          For                            For
       for a 3-year period

O.9    Approve to renews the appointment of Mr. Jean             Mgmt          Against                        Against
       Yves Foucault as Director for a 3-year period

O.10   Authorize the Board of Directors to issue, on             Mgmt          Against                        Against
       one or more occasions, in France or abroad,
       with or without public savings offer, warrants,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 250,000,000.00;
       to take all necessary measures and accomplish
       all necessary formalities this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 12
       DEC 2006; [Authority expires at the end of
       18-month]

e.11   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on one or more occasions, in France
       or abroad, with or without public savings offer,
       by a maximum nominal amount of EUR 250,000,000.00,
       by issuance, with preferred subscription rights
       maintained, of shares and or debt securities,
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 250,000,000.00,
       this amount shall count against the overall
       value specified in Resolution number 14; to
       charge the share issuance costs against the
       related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase, to take all necessary measures and
       accomplish all necessary formalities; [Authority
       expires at the end of 24-month]

E.12   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capital, on one or more occasions, with
       or without public savings offer, in France
       or abroad, by a maximum nominal amount of EUR
       250,000,000.00, by issuance, without preferred
       subscription rights maintained, of shares and
       or debt securities, the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 250,000,000.00, this amount
       shall count against the overall value specified
       in Resolution 14, to charge the share issuance
       costs against the related premiums and deduct
       from the premiums the amounts necessary to
       raise the legal reserve to one-tenth of the
       new capital after each increase, to take all
       necessary measures and accomplish all necessary
       formalities; [Authority expires at the end
       of 24-month]

E.13   Receive report of the Board of Directors, approve         Mgmt          Against                        Against
       various delegations given to it at the present
       meeting shall be used in whole or in part in
       accordance with the legal provisions in force,
       during periods when cash or stock tender offers
       are in effect for the Company's shares for
       a 18-months period, starting from the date
       of the present meeting; authorize the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

E.14   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to: [-] the issues of shares and or debt securities
       to be carried out with the use of the delegations
       given by Resolutions 10, 11, 12 and 13 shall
       not exceed EUR 350,000,000.00

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       and corporate officers of the Company who are
       Members of a Company Savings Plan; to cancel
       the shareholders' preferential subscription
       rights in favour of employees and corporate
       officers of the Company who are Members of
       a Company Savings Plan; to charge the share
       issuance costs against the related premiums;
       to take all necessary measures and accomplish
       all necessary formalities; authorize supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 13 DEC 2005;
       [Authority expires at the end of 24 month period]

O.16   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 VIOHALCO SA                                                                                 Agenda Number:  701603816
--------------------------------------------------------------------------------------------------------------------------
    Security:  X97923100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  GRS085101004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements for               Mgmt          For                            For
       the FY 2007, together with the Board of Directors
       and the Auditors relevant reports

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Auditors from any liability
       for indemnity for the FY 2007

3.     Approve the decision regarding the distribution           Mgmt          For                            For
       time and way of the Company's profits for the
       FY 2007

4.     Elect the Auditors for the FY 2008 and approve            Mgmt          For                            For
       the determination of their fees

5.     Elect the new Board of Directors                          Mgmt          For                            For

6.     Miscellaneous announcements                               Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 VIOHALCO SA                                                                                 Agenda Number:  701645319
--------------------------------------------------------------------------------------------------------------------------
    Security:  X97923100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  GRS085101004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the New Board of Director                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VITAL-NET,INC.                                                                              Agenda Number:  701627626
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9460P108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3325000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VITERRA INC                                                                                 Agenda Number:  701465002
--------------------------------------------------------------------------------------------------------------------------
    Security:  803914209                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  CA8039142093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Ryan Anderson as a Director                     Mgmt          For                            For

1.2    Elect Mr. Terry Baker as a Director                       Mgmt          For                            For

1.3    Elect Mr. Thomas Birks as a Director                      Mgmt          For                            For

1.4    Elect Mr. Vic Bruce as a Director                         Mgmt          For                            For

1.5    Elect Mr. Thomas S. Chambers as a Director                Mgmt          For                            For

1.6    Elect Mr. Dallas Howe as a Director                       Mgmt          For                            For

1.7    Elect Mr. Douglas Kitchen as a Director                   Mgmt          For                            For

1.8    Elect Mr. Harold P. Milavsky as a Director                Mgmt          For                            For

1.9    Elect Mr. Herb Pinder, Jr. as a Director                  Mgmt          For                            For

1.10   Elect Mr. Mayo Schmidt as a Director                      Mgmt          For                            For

1.11   Elect Mr. Larry Ruud as a Director                        Mgmt          For                            For

1.12   Elect Mr. Bonnie Dupont as a Director                     Mgmt          For                            For

2.     Appoint Deloitte and Touche LLP as the Auditors           Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorize the Directors to fix their remuneration

S.3    Approve to change the name of the Corporation             Mgmt          For                            For
       to Viterra Inc., as specified

4.     Amend the Management Stock Option Plan, as specified      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOCENTO, SA, MADRID                                                                         Agenda Number:  701494015
--------------------------------------------------------------------------------------------------------------------------
    Security:  E5700U100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  ES0114820113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 APR 2008 AT 12:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts, Management report,           Mgmt          For                            For
       proposed application of earnings, distribution
       of dividends and the Management of the Board
       all for the FY 2007

2.     Appoint the Company Auditors for the period               Mgmt          For                            For
       2008

3.     Ratify the appointment of Mr. D. Jose Manuel              Mgmt          For                            For
       Vargas Gomez as the Board Member

4.     Grant authority for the acquisition of own shares         Mgmt          For                            For
       in conformity with Article 75 of the Company
       Law and with the possibility to reduce share
       capital as well as the delegation of the powers
       to do so

5.     Approve the delegation of powers within the               Mgmt          For                            For
       Board




--------------------------------------------------------------------------------------------------------------------------
 VONTOBEL HOLDING AG, ZUERICH                                                                Agenda Number:  701509070
--------------------------------------------------------------------------------------------------------------------------
    Security:  H92070210                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0012335540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438686, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, annual financial               Mgmt          For                            For
       statements and consolidated financial statements
       of the Group 2007, reports of the Auditors
       and the Group Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of the balance sheet            Mgmt          For                            For
       profit

4.1    Re-elect Dr. Urs Widmer to the Board of Directors         Mgmt          For                            For

4.2    Re-elect Mr. Bruno Basler to the Board of Directors       Mgmt          For                            For

4.3    Re-elect Mr. Peter Quadri to the Board of Directors       Mgmt          For                            For

4.4    Re-elect Mr. Heinz Roth to the Board of Directors         Mgmt          For                            For

4.5    Re-elect Dr. Pierin Vincenz to the Board of               Mgmt          For                            For
       Directors

4.6    Re-elect Mr. Heinrich Wegmann to the Board of             Mgmt          For                            For
       Directors

5.     Elect the Auditors and the Group Auditor                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOSSLOH AG, WERDOHL                                                                         Agenda Number:  701532461
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9494V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0007667107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report of the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 69,956,067.68 as follows: payment
       of a dividend of EUR 1.70 per no-par share
       EUR 44,700,000 shall be allocated to the other
       revenue reserves EUR 103,214.48 shall be carried
       forward ex-dividend and payable date: 22 MAY
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       BDO Deutsche Warentreuhand AG, Essen

6.A    Elections to the Supervisory Board: Dr. Wilfried          Mgmt          For                            For
       Kaiser

6.b    Elections to the Supervisory Board: Mr. Peter             Mgmt          For                            For
       Langenbach

6.C    Elections to the Supervisory Board: Dr. Juergen           Mgmt          For                            For
       Blume

6.D    Elections to the Supervisory Board: Dr. Christoph         Mgmt          For                            For
       Kirsch

7.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board and the Corresponding
       amendment to the Article of Association as
       of the 2008 FY, each Member of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 20,000 and a variable remuneration of
       EUR 1,000 for every EUR 0.10 of the consolidated
       annual profit per share in excess of EUR 2,
       the Chairman shall receive thrice, the Deputy
       Chairman 1 and a half times, these amounts,
       Members of Supervisory Board Committees shall
       receive an additional one fourth of the fixed
       and the variable remuneration, the Chairman
       of the Audit Committee shall receive one third,
       Members of the Nomination Committee shall receive
       one fourth of the fixed remuneration, the Company
       shall be authorized to take out D+O Insurance
       Policies for Members of the Supervisory Board

8.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Vossloh Kiepe GMBH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

9.     Resolution on the revocation of the existing              Mgmt          Against                        Against
       authorized capital, the creation of new authorized
       capital, and the corresponding amendment to
       the Article of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 18,406,507.72 through
       the issue of new ordinary and/or preferred
       shares against payment in cash and/or kind,
       on or before 20 MAY 2013, shareholders shall
       be granted subscription rights except for a
       capital increase of up to 10 % of the Company's
       share capital against payment in cash if the
       new shares are issued at a price not materially
       below their market price, for a capital increase
       of up to EUR 9,000,000 against payment in kind
       in connection with mergers and acquisitions,
       for the granting of such rights to bondholders,
       and for residual amounts, holders of 1 class
       of shares may not subscribe for the other class
       of shares

10.    Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at prices not deviating more than 5% from the
       market price of the shares, on or before 20
       NOV 2009, the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the Stock Exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, and to retire
       the shares




--------------------------------------------------------------------------------------------------------------------------
 VT GROUP PLC                                                                                Agenda Number:  701642399
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9401M100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  GB0031729733
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the transactions and authorize the Director       Mgmt          For                            For
       of the Company to do such things as they may
       in their absolute discretions consider necessary
       or desirable in order to implement and complete
       the transactions, in accordance the terms set
       out in the principal transactions documents
       subject to such immaterial amendments thereto
       the Directors as the Directors of the Company
       [or any duly authorized Committee thereof]
       may in their absolute discretion think fit




--------------------------------------------------------------------------------------------------------------------------
 WACOAL HOLDINGS CORP.                                                                       Agenda Number:  701620103
--------------------------------------------------------------------------------------------------------------------------
    Security:  J94632114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3992400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

4      Authorize Use of Stock Options for Directors              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WATERFORD WEDGWOOD PUB LTD CO                                                               Agenda Number:  701363311
--------------------------------------------------------------------------------------------------------------------------
    Security:  G94697102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Oct-2007
        ISIN:  IE0009420385
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the accounts                                        Mgmt          For                            For

2.A    Re-elect Mr. P.J. Goulandris                              Mgmt          For                            For

2.B    Re-elect Lady O'Reilly                                    Mgmt          For                            For

2.C    Re-elect Mr. P.R. O'Donoghue                              Mgmt          Against                        Against

2.D    Re-elect Mr. D.W. Sculley                                 Mgmt          Against                        Against

3.     Approve the remuneration of the Auditors                  Mgmt          For                            For

4.     Approve the waiver of pre-emption rights                  Mgmt          For                            For

5.     Grant authority to allot preference shares                Mgmt          For                            For

6.     Grant authority to purchase own shares and to             Mgmt          For                            For
       re-issue the price of treasury shares

7.     Approve the electronic communications to shareholders     Mgmt          For                            For
       and consequentially amend the Articles of Association

8.     Grant authority to hold the next AGM outside              Mgmt          For                            For
       the State




--------------------------------------------------------------------------------------------------------------------------
 WAVIN N.V., ZWOLLE                                                                          Agenda Number:  701516859
--------------------------------------------------------------------------------------------------------------------------
    Security:  N9438C101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  NL0000290856
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     The annual report 2007                                    Non-Voting

3.     Adopt the annual accounts 2007                            Mgmt          For                            For

4.     Adopt the dividend                                        Mgmt          For                            For

5.     Grant discharge the Members of the Management             Mgmt          For                            For
       Board

6.     Grant discharge the Members of the Supervisory            Mgmt          For                            For
       Board

7.     Re-appoint the External Auditor                           Mgmt          For                            For

8.     Authorize the Management Board to acquire shares          Mgmt          For                            For
       in Wavin

9.     Approve the designation of the Management Board           Mgmt          For                            For
       to (a) issue ordinary shares and (b) upon the
       issue of ordinary shares, to restrict or exclude
       pre-emptive rights

10.    Any other business                                        Non-Voting

11.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WEIR GROUP PLC, GLASGOW                                                                     Agenda Number:  701524008
--------------------------------------------------------------------------------------------------------------------------
    Security:  G95248137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB0009465807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the 52 weeks ended 28 DEC 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.     Approve the Remuneration Committee report as              Mgmt          For                            For
       specified in the annual report for the 52 weeks
       ended 28 DEC 2007

4.     Re-elect Mr. Christopher Clarke as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Articles of Association

5.     Re-elect Mr. Stephen King as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Articles of Association

6.     Re-elect Mr. Mark Selway as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Articles of Association

7.     Re-elect Professor Ian Percy as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       the Combined Code

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For

9.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

10.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80] up to an aggregate
       nominal amount of GBP 8,720,000; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company 2009 or 07 AUG 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 95 of the Companies Act 1985, to allot
       equity securities [Section 94 of the Act] for
       cash pursuant to the authority conferred upon
       them in accordance with Section 80 of the Act,
       disapplying the statutory pre-emption rights
       [Section 89(1) of the Act], provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue in favor of ordinary shareholders; ii)
       up to an aggregate nominal amount of GBP 1,,308,000;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company 07 AUG 2009
       or 2009]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985, to make market purchases
       [Section 163 of the Act] of up to GBP 2,610,000,
       being equal to approximately 10% of the presently
       issued ordinary share capital of the Company,
       at a minimum price of the nominal value of
       that share and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company 07 NOV 2009or 2009
       ]; the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Adopt the Articles of Association produced to             Mgmt          For                            For
       this meeting Marked 'A' and initialled by the
       Chairman for the purpose of identification
       be and are hereby adopted as the Articles of
       Association of the Company in substitution
       for and to the exclusion of the meeting Articles
       of Association

S.14   Approve to pass the following resolution with             Mgmt          For                            For
       effects from 01 OCT 2008 or any later date
       on which section 175 of the Companies Act 2006
       comes into effect; for the purpose of section
       175,the Directors be given power in the Articles
       of Association To authorize certain conflicts
       of interest as described in that section; and
       the Articles of Association of the company
       be amended by the deletion of 84 and 85 in
       their entirely and by the insertion in their
       place on new Article 84 and 85 in accordance
       with the printed documents produced to this
       meeting Marked 'B' and initialled by the Chairman
       for the purpose of identification

15.    Approve the rules of the Weir Group Long-Term             Mgmt          For                            For
       Incentive Plan be amended to the form produced
       to this meeting and initialed the Chairman
       for the purpose of identification, to provided
       for (i) an increase in the annual limit on
       performance share form 80 % of salary to 100
       % of salary and (ii) flexibility to increase
       such limit to 150 % of salary in such circumstance
       as the Remuneration Committee determine exceptional

16.    Approve the conditional award agreement [the              Mgmt          For                            For
       Agreement] setting out the New Incentive arrangement
       for Mark Selway, the principal terms of which
       are summarized in Part C of the appendix, and
       which is produced in drafts to this meeting
       and initialled by the Chairman for the purpose
       of identification be and are hereby approved
       and the Directors be authorize to do all such
       acts and things as they may consider appropriate
       to implement the Agreement




--------------------------------------------------------------------------------------------------------------------------
 WEST AUSTRALIAN NEWSPAPERS HOLDINGS LTD                                                     Agenda Number:  701382804
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9594W120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  AU000000WAN0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Non-Voting
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2007

       PLEASE NOTE THAT ALTHOUGH THERE ARE 2 CANDIDATES          Non-Voting
       TO BE ELECTED AS DIRECTORS, THERE IS ONLY 1
       VACANCY AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 1 OF THE 2 DIRECTORS.
       THANK YOU.

2.a    Re-elect Mr. P. J. Mansell as the Director,               Mgmt          No vote
       who retires by rotation in accordance with
       the Constitution of the Company

2.b    Elect Mr. S. Mayne as a Director of the Company           Mgmt          No vote

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 WEST AUSTRALIAN NEWSPAPERS HOLDINGS LTD                                                     Agenda Number:  701495764
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9594W120                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  AU000000WAN0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT A VOTE AGAINST RESOLUTION 1,             Non-Voting
       2, 5 OR 6 WILL RETAIN A CURRENT DIRECTOR, A
       VOTE FOR RESOLUTION 1, 2, 5 OR 6 WILL REMOVE
       A CURRENT DIRECTOR, A VOTE FOR RESOLUTION 3,
       4 AND 7 TO 15 WILL ELECT A NEW DIRECTOR IF
       A VACANCY EXISTS

1.     Approve the removal of Mr. P.J. Mansell as a              Mgmt          Against                        Against
       Director

2.     Approve the removal of Mrs. J.A. Seabrook as              Mgmt          Against                        Against
       a Director

3.     Elect Mr. K. Stokes as a Director                         Mgmt          Against                        Against

4.     Elect Mr. P. Gammell as a Director                        Mgmt          Against                        Against

5.     Approve the removal of Mr. M.K. Ward AO as a              Mgmt          Against                        Against
       Director

6.     Approve the removal of Mr. E. Fraunschiel as              Mgmt          Against                        Against
       a Director

7.     Elect Mr. M.K. Brewer as a Director                       Mgmt          Against                        Against

8.     Elect Mr. S. Harris as a Director                         Mgmt          Against                        Against

9.     Elect Mr. A.P. Montague as a Director                     Mgmt          Against                        Against

10.    Elect Mr. S. Mayne as a Director                          Mgmt          Against                        Against

11.    Elect Professor. M. Seares as a Director                  Mgmt          Against                        Against

12.    Elect Mr. K.S. Bales as a Director                        Mgmt          Against                        Against

13.    Elect Mr. P. Abery as a Director                          Mgmt          Against                        Against

14.    Elect Mr. K. O'Keeffe as a Director                       Mgmt          Against                        Against

15.    Elect Ms. S.M. Armour as a Director                       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 WEST FRASER TIMBER LTD                                                                      Agenda Number:  701519350
--------------------------------------------------------------------------------------------------------------------------
    Security:  952845105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CA9528451052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Henry H. Ketcham as a Director                  Mgmt          For                            For

1.2    Elect Mr. Clark S. Binkley as a Director                  Mgmt          For                            For

1.3    Elect Mr. J. Duncan Gibson as a Director                  Mgmt          For                            For

1.4    Elect Mr. William H. Ketcham as a Director                Mgmt          For                            For

1.5    Elect Mr. William P. Ketcham as a Director                Mgmt          For                            For

1.6    Elect Mr. Harald H. Ludwig as a Director                  Mgmt          For                            For

1.7    Elect Mr. Brian F. MacNeill as a Director                 Mgmt          For                            For

1.8    Elect Mr. Robert L. Phillips as a Director                Mgmt          For                            For

1.9    Elect Ms. Janice G. Rennie as a Director                  Mgmt          For                            For

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, as the Auditor of the Company
       for the ensuing year at a remuneration to be
       fixed by the Board of Directors of the Company

3.     Amend the Employee Share Purchase Plan to increase        Mgmt          For                            For
       the number of common shares that may be issued
       under the Employee Share Purchase Plan, identify
       certain future amendments that will not require
       shareholder approval and decrease the minimum
       number of common shares that may be withdrawn
       from the Plan from 100 to 25 as specified




--------------------------------------------------------------------------------------------------------------------------
 WESTJET AIRLS LTD                                                                           Agenda Number:  701516102
--------------------------------------------------------------------------------------------------------------------------
    Security:  960410207                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  CA9604102074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to set the number of Directors to be              Mgmt          For                            For
       elected at the meeting at 10

2.1    Elect Mr. Clive J. Beddoe as a Director                   Mgmt          For                            For

2.2    Elect Mr. Hugh Bolton as a Director                       Mgmt          For                            For

2.3    Elect Mr. Sean Durfy as a Director                        Mgmt          For                            For

2.4    Elect Mr. Brett Godfrey as a Director                     Mgmt          Against                        Against

2.5    Elect Mr. Murph N.Hannon as a Director                    Mgmt          For                            For

2.6    Elect Mr. Donald Hougan as a Director                     Mgmt          For                            For

2.7    Elect Mr. Allan W. Jackson as a Director                  Mgmt          For                            For

2.8    Elect Mr. Wilmot L. Mathews as a Director                 Mgmt          For                            For

2.9    Elect Mr. L.M. (Larry) Pollock as a Director              Mgmt          For                            For

2.10   Elect Mr. Arthur R.A. Scace as a Director                 Mgmt          For                            For

3.     Appoint KPMG LLP, Charted Accountants, Calgary,Alberta,   Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year and authorize the Directors of
       the Corporation to fix their remuneration as
       such

4.     Approve the 2008 Stock Option Plan as specified           Mgmt          For                            For

5.     Approve the 2008 Executive Share Unit Plan,               Mgmt          For                            For
       as specified

6.     Approve the undersigned certifies that it has             Mgmt          Abstain                        Against
       made reasonable inquiries as to the Canadian
       status of the registered holder and the beneficial
       owner of the shares represented by proxy and
       has read the definitions found below so make
       an accurate declaration of status, the undersigned
       hereby certifies the shares represented by
       this proxy are owned and controlled by a Canadian




--------------------------------------------------------------------------------------------------------------------------
 WH SMITH PLC, SWINDON WILTSHIRE                                                             Agenda Number:  701414726
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8927V131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  GB00B17WCM17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors for the YE 31 AUG 2007

2.     Approve the Directors remuneration report for             Mgmt          For                            For
       the YE 31 AUG 2007

3.     Declare a final dividend of 8.1p per share recommended    Mgmt          For                            For
       by the Directors on the ordinary shares

4.     Re-appoint Mr. Mike Ellis as a Director of the            Mgmt          For                            For
       Company

5.     Re-appoint Mr. Kate Swann as a Director of the            Mgmt          For                            For
       Company

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       until the conclusion of the next AGM and authorize
       the Board to determine their remuneration

7.     Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company at anytime
       during the period for which this resolution
       has effect to: a) make political donations
       to political parties or independent election
       candidates not exceeding GBP100,000 in total;
       b) make political donations to political organizations
       other than political parties not exceeding
       GBP 100,000 in total; and c) incur political
       expenditure not exceeding GBP 100,000 in total,
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or on 30 APR
       2009]

8.     Approve and adopt the Rules of the WH Smith               Mgmt          For                            For
       2008 Management Investment Plan [the MIP],
       as specified and authorize the Directors, or
       a duly authorized Committee to do all things
       as they may consider necessary or expedient
       to carry the MIP into effect; authorize the
       Directors, or a duly authorized Committee to
       establish any schedule to the MIP they consider
       necessary in relation to any employees in jurisdictions
       outside the United Kingdom, with any modifications
       necessary or desirable to take account of local
       securities Laws, exchange control and tax legislation,
       provided that any ordinary shares made available
       under any schedule are treated as counting
       against the relevant limits on individual and
       overall participation in the MIP

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of Companies Act 1985, to allot relevant
       securities [Section 80(2) of the Companies
       Act 1985] up to an aggregate nominal value
       of GBP 12,196,053; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 30 APR 2009]; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 as specified and pursuant to
       Section 95(2) of the Companies Act 1985, to
       allot equity securities [Section 94(2) of the
       Companies Act 1985] for cash pursuant to the
       authority conferred by Resolution 9, to allot
       equity securities [ as specified in Section
       94(3A) of the Companies Act 1985], disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Companies Act 1985], provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue in favor of ordinary shareholders; b)
       up to an aggregate nominal value of GBP 1,829,408;
       c) all previous authorities under Section 95
       of the Companies Act 1985 shall cease to have
       effect; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       30 APR 2009]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of up to 27,258,175 ordinary shares,
       at a minimum price of 20p [exclusive of all
       expenses] and up to 105% of the average middle
       market quotations for an ordinary shares as
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days on which the ordinary share is purchased;
       the price stipulated by Article 5(1) of the
       Buy-back and Stabilization Regulation 2003;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 30 APR 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.12   Adopt, to resolve that with effect from the               Mgmt          For                            For
       conclusion of the meeting, the Articles of
       Association produced to the meeting and for
       the purpose of identification as specified
       by the Chairman of the meeting, in substitution
       for and to the exclusion of the current Articles
       of Association of the Company

S.13   Amend, subject to the passing of Resolution               Mgmt          For                            For
       12 specified in the notice convening the AGM
       of which this resolution forms part, and with
       effect on or from 01 OCT 2008, Article 72 of
       the Articles of Association be deleted in its
       entirety and Article 72 to 77 as specified
       in the document produced to the meeting and
       marked C and signed by the Company of the meeting
       be substituted therefor and the remaining Articles
       be re-numbered




--------------------------------------------------------------------------------------------------------------------------
 WH SMITH PLC, SWINDON WILTSHIRE                                                             Agenda Number:  701456089
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8927V131                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Feb-2008
        ISIN:  GB00B17WCM17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon admission        Mgmt          For                            For
       of the New Ordinary Shares [as specified below]
       to the Official List maintained by the Financial
       Services Authority and to trading on the London
       Stock Exchange's main market for listed securities
       becoming effective: all the ordinary shares
       of 20 pence each in the capital of the Company
       which at the close of business on 21 FEB 2008
       [or such other time and date as the Directors
       of the Company may determine] are shown in
       the books of the Company as authorized, whether
       issued or un issued, shall be sub-divided into
       new ordinary shares of 20/67 pence each in
       the capital of the Company [the Intermediate
       Shares]; all intermediate shares that are un
       issued shall be consolidated into new ordinary
       shares of 22 6/67 pence each in the capital
       of the Company [the Unissued New Ordinary Shares],
       provided that, where such consolidation would
       otherwise result in fraction of an Unissued
       New Ordinary Shares, that number of Intermediate
       Shares which would otherwise constitute such
       fraction shall be cancelled pursuant to Section
       121(2)(e) of the Company Act 1985; and all
       intermediate shares that are in issue shall
       be consolidated into new ordinary shares of
       22 6/67 pence each in the capital of the Company
       [the New Ordinary Shares], provided that, where
       such consolidation results in any Member being
       entitled to fraction of New Ordinary Share,
       such fraction shall, so far as possible, be
       aggregated with the fractions of New Ordinary
       Share to which other members of the Company
       may be entitled and authorize the Directors
       of the Company to sell [or appoint any other
       person to sell to any person], on behalf of
       the relevant Members, all the New Ordinary
       Shares representing such fractions at the best
       price reasonably obtainable to any person,
       and to distribute the proceeds of sale [net
       of expenses] in due proportion among the relevant
       Members entitled thereto [save that any fraction
       of penny which would otherwise be payable shall
       be rounded up or down in accordance with the
       usual practice of the registrar of the Company]
       and authorize any Director of the Company [or
       any person appointed by the Directors of the
       Company] to execute an instrument of transfer
       in respect of such shares on behalf of the
       relevant Members and to do all acts and things
       the Directors consider necessary or expedient
       to effect the transfer of such shares to, or
       in accordance with the Directors of, any buyer
       of any such shares

S.2    Authorize the Company, subject to and condition           Mgmt          For                            For
       upon Resolution 1 being passed and for the
       purpose of Section 166 of the Companies Act
       1985, to make market purchases [Section 163(3)
       of the Companies Act 1985] of New Ordinary
       Shares [as specified in Resolution 1] up to
       23,189,101 new ordinary shares, at the nominal
       values of such share and up to 105% of the
       average of the closing price for a new ordinary
       share as derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which that share is contracted to be
       purchased or the higher of the price of the
       last independent trade and the higher current
       bid as stipulated by Article 5(1) of Commission
       Regulation (EC) 22 DEC 2003 implementing the
       Market Abuse Directive as regards exemptions
       for buyback programmes and stabilisation of
       financial instruments [No.2273\2003]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 20 MAY 2009]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK PROPERTIES (SINGAPORE) LTD                                                         Agenda Number:  701523878
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y95738111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1N72002107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditors and the audited accounts for
       the financial period ended 31 DEC 2007

2.     Approve the first and final dividend of 6 cents           Mgmt          For                            For
       tax exempt [one-tier] dividend per share for
       the financial period ended 31 DEC 2007

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       154,500 for the financial period ended 31 DEC
       2007

4.     Re-elect Mr. Peter Kwong Ching Woo, who retires           Mgmt          Against                        Against
       pursuant to Article 109 of the Articles of
       Association of the Company

5.     Re-elect Mr. Paul Yiu Cheung Tsui, who retires            Mgmt          Against                        Against
       pursuant to Article 109 of the Articles of
       Association of the Company

6.     Re-elect Mr. Greg Fook Hin Seow, who retires              Mgmt          For                            For
       pursuant to Article 118 of the Articles of
       Association of the Company

7.     Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

8.     Re-appoint Mr. Tan Keong Choon as a Director,             Mgmt          Against                        Against
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

9.     Re-appoint Mr. Tan Swan Jeng as a Director,               Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

10.    Re-appoint Mr. Frank Yung-Cheng Yung as a Director,       Mgmt          For                            For
       pursuant to Section 153(6) of the Companies
       Act, Chapter 50, to hold office until the next
       AGM of the Company

11.    Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Directors to fix their remuneration

12.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the listing rules of the
       Singapore Exchange Securities Trading Limited
       [SGXST], to allot and issue shares and convertible
       securities in the capital of the Company [whether
       by way of rights, bonus or otherwise or in
       pursuance of any offer, agreement or option
       made or granted by the Directors during the
       continuance of this authority which would or
       might require shares or convertible securities
       to be issued during the continuance of this
       authority or thereafter] at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit [notwithstanding
       that such issue of shares pursuant to the offer,
       agreement or option or the conversion of the
       convertible securities may occur after the
       expiration of the authority contained in this
       Resolution], provided that the aggregate number
       of shares and convertible securities to be
       allotted and issued pursuant to this resolution
       not exceeding 50% of the total number of issued
       share capital of the Company excluding treasury
       shares, and provided further that where members
       of the Company with registered addresses in
       Singapore are not given an opportunity to participate
       in the same on a pro rata basis, then the number
       of shares and convertible securities to be
       issued under such circumstances shall not exceed
       20% of the total number of issued shares in
       the capital of the Company excluding treasury
       shares, and for the purpose of this Resolution,
       the total number of issued shares excluding
       treasury shares shall be based on the total
       number of issued shares in the capital of the
       Company excluding treasury shares at the time
       this Resolution is passed [after adjusting
       for a) new shares arising from the conversion
       or exercise of convertible securities and b)
       any subsequent bonus issue, consolidation or
       subdivision of shares]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by Law
       to be held]

13.    Authorize the Directors of the Company to make            Mgmt          For                            For
       market purchases from time to time [whether
       by way of market purchases or off-market purchases
       on an equal access scheme] of ordinary shares
       up to 10% of the issued ordinary share capital
       of the Company as at the date of this Resolution
       or as at the date of the last AGM of the Company
       [whichever is the higher] at any price not
       exceeding the Maximum Price [as specified]
       in accordance with the Guidelines on Share
       Purchases as specified, as supplemented by
       the amendments contained in the addendum to
       shareholders dated 03 JUL 2006 [the 'Amended
       Guidelines on Share Purchases']; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by Law to be held], whichever is the earlier
       [the Share Purchase Mandate]

14.    Transact any other ordinary business                      Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WILH.WILHELMSEN LTD ASA, LYSAKER                                                            Agenda Number:  701547323
--------------------------------------------------------------------------------------------------------------------------
    Security:  R98978100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  NO0003471401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Adopt the summons and the agenda to the AGM               Mgmt          For                            For

2.     Elect a person to co-sign the minutes from the            Mgmt          For                            For
       AGM

3.     Approve the declaration from the Board on remuneration    Mgmt          For                            For
       for leading employees

4.     Adopt the annual accounts and annual report               Mgmt          For                            For
       for 2007, including the consolidated accounts
       and the distribution of dividend

5.     Adopt the Auditors remuneration                           Mgmt          For                            For

6.     Approve to determine the remuneration for the             Mgmt          For                            For
       Board Members and the Deputy Board Members

7.     Approve the extension of the authority to the             Mgmt          Abstain                        Against
       Board of Directors to purchase shares in the
       Company

8.     Elect the Members to the Board                            Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WILLIAM DEMANT HOLDING                                                                      Agenda Number:  701486664
--------------------------------------------------------------------------------------------------------------------------
    Security:  K9898W129                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Mar-2008
        ISIN:  DK0010268440
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Adopt the report of the Directors' on the Company's       Mgmt          For                            For
       activities during the past FY

2.     Receive and adopt the audited annual report,              Mgmt          For                            For
       including the consolidated financial statements

3.     Approve to transfer the profit of DKK 884 million         Mgmt          For                            For
       to the Company's reserves to the effect that
       no dividend will be paid

4.     Re-elect Mr. Lars Norby Johansen, Mr. Peter               Mgmt          For                            For
       Foss, Mr. Michael Pram Rasmussen as the Directors,
       under the Article 11.2 of the Articles of Association;
       elect Mr. Niels B. Christiansen, Vice CEO of
       Danfoss A/S as a new Director

5.     Re-elect Deloitte Statsautoriseret Revisionsaktieselskab  Mgmt          For                            For
       as the Auditor

6.a    Approve, pursuant to Section 25 of the Danish             Mgmt          For                            For
       Companies Act, to insert a provision as a new
       Article 5.4 into the Articles of the Association
       that the Company's register of the shareholders
       shall be kept by Aktiebog Denmark A/S, Kongevejen
       118, DK-2840 Holte, Denmark

6.b    Approve to reduce the Company's share capital             Mgmt          For                            For
       by redemption of the Company's holding of treasury
       shares of no less than the nominal sum of DKK
       1,800,000 and no more than the nominal sum
       of DKK 2,500,000; the Company's treasury shares
       are acquired as part of the Company's share
       buy back programme; the amount of the reduction
       will be paid to the shareholders under Section
       44a(1)(2) of the Danish Companies Act; the
       general meeting will be informed of the final
       nominal amount of the reduction, the amount
       to be paid to the shareholders, and the amount
       exceeding the nominal amount of the reduction;
       the share buy-back programme will as usual
       run until the general meeting; at the time
       of the publication of the annual report 2007
       on 06 MAR 2008, the Company held 1,819,520
       treasury shares; as a result of the capital
       reduction, amend Article 4.1 of the Articles
       of Association to reflect the share capital
       after the reduction

6.c    Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM to arrange for the Company to buy
       back shares of a nominal value of up to 10%
       of the share capital; the purchase price of
       such shares may not differ by more than 10%
       from the price quoted on OMX Nordic Exchange
       Copenhagen at the time of the acquisition

6.d    Authorize the Chairman of the general meeting             Mgmt          For                            For
       to make such additions, alterations or amendments
       to or in the resolutions passed by the general
       meeting and the application for registration
       thereof to the Danish Commerce and Companies
       agency as the agency may require for registration

7.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701536914
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9586L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Directors
       and Auditors thereon

2.     Approve the payment of a final tax exempt [one-tier]      Mgmt          For                            For
       dividend of SGD 0.026 per ordinary share for
       the YE 31 DEC 2007

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       360,000 for the YE 31 DEC 2007 [2006: SGD 150,000]

4.     Re-elect Mr. Martua Sitorus as a Director, who            Mgmt          Against                        Against
       retires under Article 104 in accordance with
       the Company's Articles of Association

5.     Re-elect Mr. Chua Phuay Hee as a Director, who            Mgmt          Against                        Against
       retires under Article 104 in accordance with
       the Company's Articles of Association

6.     Re-elect Mr. Teo Kim Yong as a Director, who              Mgmt          Against                        Against
       retires under Article 104 in accordance with
       the Company's Articles of Association

7.     Re-elect Mr. Kwok Kian Hai as a Director, who             Mgmt          Against                        Against
       retires under Article 108 in accordance with
       the Company's Articles of Association

8.     Re-elect Mr. Lee Hock Kuan as a Director, who             Mgmt          Against                        Against
       retires under Article 108 in accordance with
       the Company's Articles of Association

9.     Re-elect Mr. Kuok Khoon Ean as a Director, who            Mgmt          Against                        Against
       retires under Article 108 in accordance with
       the Company's Articles of Association

10.    Re-elect Mr. John Daniel Rice as a Director,              Mgmt          Against                        Against
       who retires under Article 108 in accordance
       with the Company's Articles of Association

11.    Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and to authorize the Directors
       to fix their remuneration

12.    Approve, for the renewal of the mandate for               Mgmt          For                            For
       the purposes of Chapter 9 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       for the Company, its subsidiaries and associated
       Companies [within the meaning of the said Chapter
       9] or any of them to enter into transactions
       falling within the categories of Interested
       Person Transactions as set out in the Company's
       Addendum to Shareholders dated 14 APR 2008
       [being an addendum to the Annual Report of
       the Company for the FYE 31 DEC 2007 [the Addendum]],
       with any party who is of the class or classes
       of interested persons described in the Addendum,
       provided that such transactions are carried
       out on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and are in accordance
       with the procedures as set out in the Addendum
       [the IPT Mandate]; [Authority expires until
       the next AGM of the Company is held or is required
       by law to be held]; and authorize the Directors
       of the Company and/or to do all such acts and
       things [including, without limitation, executing
       all such documents as may be required] as they
       and/or he may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

13.    Authorize the Directors of the Company to allot           Mgmt          For                            For
       and issue shares in the capital of the Company
       that, pursuant to Section 161 of the Companies
       Act, Chapter 50, and the listing rules of the
       Singapore Exchange Securities Trading Limited
       to: issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       make or grant offers, agreements or options
       that might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares [collectively, Instruments]
       including but not limited to the creation and
       issue of warrants, debentures or other instruments
       convertible into shares; and issue additional
       Instruments arising from adjustments made to
       the number of Instruments previously issued,
       while the authority conferred by shareholders
       was in force, in accordance with the terms
       of issue of such Instruments, [notwithstanding
       that such authority conferred by shareholders
       may have ceased to be in force]; at any time
       and upon such terms and conditions and for
       such purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and [notwithstanding the authority conferred
       by the shareholders may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while the
       authority was in force or any additional Instrument
       referred to in [a][iii] above provided always
       that the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the issued shares [excluding
       treasury shares] in the capital of the Company,
       of which the aggregate number of shares [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the issued shares [excluding treasury
       shares] in the capital of the Company, and
       for the purpose of this resolution, the percentage
       of the issued shares shall be based on the
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of convertible securities that
       have been approved or may be approved by shareholders
       from time to time; new shares arising from
       exercising share options or vesting of share
       awards outstanding or subsisting at the time
       this resolution is passed; and/or any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares; and [Authority expired
       earlier the conclusion of the next AGM or the
       date by which the next AGM of the Company is
       required by law to be held]

14.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       options and issue shares under the Executives'
       Share Option Scheme of the Company to offer
       and grant options from time to time in accordance
       with the provisions of the Executives' Share
       Option Scheme of the Company [the Share Scheme]
       and, pursuant to Section 161 of the Companies
       Act, Chapter 50, to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       [while the authority conferred by this Resolution
       is in force] under the Share Scheme, notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force, provided that
       the aggregate number of shares to be issued
       pursuant to the Share Scheme shall not exceed
       15% of the issued shares of the capital of
       the Company from time to time, as determined
       in accordance with the provisions of the Share
       Scheme




--------------------------------------------------------------------------------------------------------------------------
 WINCOR NIXDORF AG, PADERBORN                                                                Agenda Number:  701433740
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9695J105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Jan-2008
        ISIN:  DE000A0CAYB2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 07 JAN 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006/2007 financial year
       with the report of the Supervisory Board, the
       Group financial statements and the Group annual
       report, and the report of the Board of Managing
       Directors pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 88,500,133.52 as follows; payment
       of a dividend of EUR 2.74 per no-par share
       EUR 569,302.96 shall be carried forward ex-dividend
       and payable date: 29 JAN 2008

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007/2008 financial       Mgmt          Against                        Against
       year: KPMG Deutsche Treuhand-Gesellschaft AG,
       Bielefeld

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares, the Company shall be authorized to
       acquire own shares of up to 10% of its share
       capital, at prices not deviating more than
       10%, from the market price of the shares, on
       or before 28 JUL 2009, the Board of Managing
       Directors shall be authorized to dispose of
       the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or within the scope of the Company's stock
       option plan 2004, to use the shares for satisfying
       option or con-version rights, and to retire
       the shares

7.     Approval of the profit transfer agreement with            Mgmt          For                            For
       the Company's wholly owned subsidiary Wincor
       Nixdorf International GMBH, effective for a
       period of at least 5 years

8.     Amendments to the Company's Stock Option Plan             Mgmt          For                            For
       2004

9.     Resolution on amendments to the Articles of               Mgmt          For                            For
       Association in accordance with the new transparency
       directive implementation Law Section 3(1),
       regarding announcements of the Company being
       published in the Electronic Federal Gazette
       Section 3(2), regarding the Company being authorized
       to transmit information to shareholders by
       electronic means

10.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       and/or warrant bonds and/or convertible and/or
       warrant profit-sharing rights, the creation
       of contingent capital, and the correspondent
       amendment to the Articles of Association the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bearer bonds and/or bearer profit-sharing
       rights of up to EUR 500,000,000, having a term
       of up to 20 years and conferring convertible
       and/or option rights for new shares of the
       Company, on or before 27JAN 2013, shareholders
       shall be granted subscription rights except
       for the issue of bonds or profit-sharing rights
       conferring convertible, and/or option rights
       for shares of the Company of up to 10% of its
       share capital if such bonds are issued at a
       price not materially below their theoretical
       market value, for residual amounts, for the
       issue of bonds or profit-sharing rights against
       payment in kind in connection with mergers
       or acquisitions, and for the granting of such
       rights to other bondholders or holders of profit-sharing
       rights. the company's share capital shall be
       increased accordingly by up to EUR 10,000,000
       through the issue of up to 10,000,000 new bearer
       no-par shares, insofar as convertible and/or
       option rights are exercised

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 WING HANG BK LTD                                                                            Agenda Number:  701528195
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9588K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  HK0302001547
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and report               Mgmt          For                            For
       of the Directors and independent Auditor for
       the YE 31 DEC 2007

2.     Declare a final dividend of HKD 2.47 per share            Mgmt          For                            For
       for the YE 31 DEC 2007

3.A    Re-elect Dr. Cheng Hon Kwan as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Andrew M. Gordon as a Director               Mgmt          For                            For

3.C    Re-elect Mr. Aloysius H. Y. Tse as a Director             Mgmt          For                            For

4.     Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fee

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Directors, during the relevant              Mgmt          For                            For
       period to allot, issue and deal with additional
       shares in the capital of the Bank or grant
       any offers, agreements or options which might
       require securities to be issued, allotted or
       disposed of subject to the restriction that
       the aggregate number of share capital allotted,
       other than for allotment under any Share Option
       Schemes or Employee Incentive Plan for the
       time being adopted for the grant or issue to
       the Employees of the Bank and its subsidiaries
       of shares of the Bank, and any scrip dividend
       or similar arrangement in accordance with the
       Article of Association of the Bank, not exceeding
       the 20% of the issued share capital of the
       Bank at the date of this resolution; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Bank or the expiration of the
       period within which the next AGM of the Bank
       is required By law to be held]

7.     Authorize the Directors of the Bank during the            Mgmt          For                            For
       relevant period[as specified in resolution
       6] to purchase shares in the capital of the
       Bank, the aggregate number of shares of the
       Bank which may be purchased by the Bank on
       The Stock Exchange of Hong Kong Limited under
       the Hong Kong Code on share repurchases pursuant
       to this resolution not exceeding 10% of the
       issued share capital of the Bank at the date
       of this resolution, and the said approval shall
       be limited accordingly

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to allot shares pursuant to
       the Resolution 6 by the addition to the aggregate
       number of shares which may be allotted or agreed
       to be allotted by the Directors pursuant to
       such general mandate an amount representing
       the aggregate number of shares repurchased
       by the Bank under the authority granted pursuant
       to the Resolution 7




--------------------------------------------------------------------------------------------------------------------------
 WING LUNG BANK LTD                                                                          Agenda Number:  701484898
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y95910108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Apr-2008
        ISIN:  HK0096000564
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       and the reports of the Directors and of the
       Auditors for the YE 31 DEC 2007 and to declare
       a final dividend

2.     Elect the Directors of the Bank and approve               Mgmt          For                            For
       to fix their fees

3.     Appoint the Auditors of the Bank and authorize            Mgmt          For                            For
       the Directors to fix their remuneration

4.     Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to issue additional shares not exceeding 20%
       of the issued share capital

5.     Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares not exceeding 10% of the
       issued share capital

6.     Approve to extend the general mandate under               Mgmt          Against                        Against
       Resolution 4, hereof by increasing the number
       of shares permitted to be issued equivalent
       to the number of shares repurchased under Resolution
       5, hereof




--------------------------------------------------------------------------------------------------------------------------
 WING ON COMPANY INTERNATIONAL LTD                                                           Agenda Number:  701569482
--------------------------------------------------------------------------------------------------------------------------
    Security:  G97056108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  BMG970561087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the reports of the Directors            Mgmt          For                            For
       and the Auditor together with the financial
       statements for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lester Kwok as an Executive Director         Mgmt          Against                        Against

3.2    Re-elect Mr. Mark Kwok as an Executive Director           Mgmt          Against                        Against

3.3    Re-elect Miss Maria Tam Wai Chu as an Independent         Mgmt          For                            For
       Non-Executive Director

3.4    Re-elect Mr. Anthony Francis Martin Conway as             Mgmt          For                            For
       an Independent Non-Executive Director

3.5    Approve to fix the fees of the Directors                  Mgmt          For                            For

4.     Approve to fix the maximum number of the Directors        Mgmt          For                            For
       at 20 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Re-appoint KPMG as the Auditor of the Company             Mgmt          For                            For
       and authorize the Directors to fix its remuneration

6.     Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       during the relevant period; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Law to be held]

7.     Authorize the Directors to purchase its own               Mgmt          For                            For
       shares during the relevant period, subject
       to and in accordance with all applicable Laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Law to be held]

8.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 6, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       repurcahsed by the Company under the authority
       granted pursuant to Resolution 7, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 WITAN INVESTMENT TRUST PLC, LONDON                                                          Agenda Number:  701430528
--------------------------------------------------------------------------------------------------------------------------
    Security:  G97249109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Jan-2008
        ISIN:  GB0009744060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to 33,885,269 Ordinary Shares [representing
       approximately 14.99% of the issued Ordinary
       Shares capital of the Company at 04 DEC 2007]
       of 25p each in the capital of the Company [Ordinary
       Shares], at a minimum price of 25p [exclusive
       of expenses] and equal to 105% of the average
       middle market quotations for an Ordinary Share
       taken from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days on which the Company agrees to purchase
       the Ordinary Share, or such other amount as
       may be specified by the UK Listing Authority
       from time to time; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       in 2008]; the Company, before the expiry, may
       make a contract to purchase Ordinary Shares
       which will or may be executed wholly or partly
       after such expiry and may make a purchase of
       Ordinary Shares pursuant to any such contract




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS GROUP PLC                                                                        Agenda Number:  701557261
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9761G107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  GB0030738610
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts of the Company for the YE 02 FEB 2008
       and the Auditors' report thereon

2.     Declare a final dividend of 0.17 pence per share          Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, to hold the office
       until the conclusion of the next AGM of the
       Company

4.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Company's Auditors

5.     Re-appoint Mr. Peter Bamford as a Director of             Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Articles of Association

6.     Re-appoint Mr. Stephen East as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Articles of Association

7.     Re-appoint Mr. Fru Hazlitt as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Articles of Association

8.     Re-appoint Mr. David Simons CBE as a Director             Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company's Articles of Association

9.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 02 FEB 2008

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and in accordance with
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80] up to an aggregate
       nominal amount of GBP 17,626,319.88 which represents
       9.8% of the total ordinary share capital in
       issue; [Authority expires on 17 JUN 2013] and
       the Directors may allot relevant securities
       in pursuance of such offers or agreements

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 10 and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94 of the Act] pursuant
       to the authority conferred by the Resolution
       10, as if [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       or the subject of an offer or invitation, open
       for acceptance for a period fixed by the Directors,
       to holders of ordinary shares and such other
       equity securities of the Company; ii) up to
       an aggregate nominal amount of GBP 9,118,684.01
       [5% of the ordinary share capital in issue]
       a reference to allotment of equity securities
       also includes the sale of any relevant shares
       in the Company, if immediately before the sale,
       the shares were held by the Company as treasury
       shares; [Authority expires the earlier of the
       conclusion of the AGM of the Company in 2009
       or 15 months after passing of this resolution];
       and notwithstanding such expiry the Directors
       may equity securities in pursuance of such
       offers or agreements

S.12   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make market purchases [Section 163 of the Act]
       of up to an ordinary shares of 12.5 pence each
       in the capital of the Company, provided that:
       the maximum aggregate nominal value of ordinary
       shares to be purchased is GBP 18,237,368.01,
       the minimum price [exclusive of expenses] of
       1 pence and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days and an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share and
       the highest current independent bid for an
       ordinary share as derived from the London Stock
       Exchange Trading Systems [SETS]; [Authority
       expires the earlier of the conclusion of the
       next AGM or on 18 SEP 2009]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Adopt: (a) the amended Articles of Association            Mgmt          For                            For
       of the Company produced in the meeting as New
       Articles 'A', as the new Articles of Association,
       in substitution for, and the to the exclusion
       of, the existing Articles of Association, with
       immediate effect; and (b) New Article B as
       the Articles of Association of the Company,
       in substitution for the existing Articles of
       Association pursuant to point (a) of this resolution,
       with immediate effect from 00.01 AM on 01 OCT
       2008




--------------------------------------------------------------------------------------------------------------------------
 WORKSPACE GROUP PLC R.E.I.T., LONDON                                                        Agenda Number:  701511102
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5595E102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  GB0005296354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Workspace Group PLC Long-Term Equity          Mgmt          For                            For
       Incentive Plan 2008 [the Plan], the principal
       terms of which are specified in the appendix
       to the circular to shareholders dated 28 MAR
       2008 and the rules of which are produced in
       draft to the meeting and, for the purpose of
       identification, signed by the Chairman and
       authorize the Directors to adopt the Plan and
       to do all such other acts and things as they
       may consider appropriate to implement the plan




--------------------------------------------------------------------------------------------------------------------------
 XEBIO CO.,LTD.                                                                              Agenda Number:  701622385
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95204103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3428800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors




--------------------------------------------------------------------------------------------------------------------------
 YAHOO JAPAN CORPORATION                                                                     Agenda Number:  701620177
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95402103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3933800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAKULT HONSHA CO.,LTD.                                                                      Agenda Number:  701626826
--------------------------------------------------------------------------------------------------------------------------
    Security:  J95468120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3931600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          Against                        Against
       for Public Notifications,  Expand Business
       Lines

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

2.18   Appoint a Director                                        Mgmt          For                            For

2.19   Appoint a Director                                        Mgmt          For                            For

2.20   Appoint a Director                                        Mgmt          For                            For

2.21   Appoint a Director                                        Mgmt          For                            For

2.22   Appoint a Director                                        Mgmt          For                            For

2.23   Appoint a Director                                        Mgmt          For                            For

2.24   Appoint a Director                                        Mgmt          For                            For

2.25   Appoint a Director                                        Mgmt          For                            For

2.26   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.6    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.7    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 YAMAGUCHI FINANCIAL GROUP,INC.                                                              Agenda Number:  701635673
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9579M103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3935300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMANA GOLD INC                                                                             Agenda Number:  701562402
--------------------------------------------------------------------------------------------------------------------------
    Security:  98462Y100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CA98462Y1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

A.     Approve to increase the maximum number of Directors       Mgmt          For                            For
       from 10 to 15

B.1    Elect Mr. Peter Marrone as a Director                     Mgmt          For                            For

B.2    Elect Mr. Victor H. Bradley as a Director                 Mgmt          For                            For

B.3    Elect Mr. Patrick J. Mars as a Director                   Mgmt          For                            For

B.4    Elect Mr. Juvenal Mesquita Filho as a Director            Mgmt          For                            For

B.5    Elect Mr. Antenor F. Silva, JR. as a Director             Mgmt          For                            For

B.6    Elect Mr. Nigel Lees as a Director                        Mgmt          For                            For

B.7    Elect Mr. Dino Titaro as a Director                       Mgmt          For                            For

B.8    Elect Mr. John Begeman as a Director                      Mgmt          For                            For

B.9    Elect Mr. Robert Horn as a Director                       Mgmt          For                            For

B.10   Elect Mr. Richard Graff as a Director                     Mgmt          For                            For

B.11   Elect Mr. Carl Renzoni as a Director                      Mgmt          For                            For

C.     Appoint Deloitte and Touche LLP as the Auditors           Mgmt          For                            For

D.     Adopt the Restricted Share Unit Plan                      Mgmt          For                            For

E.     Approve the Confirmation of the New General               Mgmt          For                            For
       By-Law




--------------------------------------------------------------------------------------------------------------------------
 YAMATAKE CORPORATION                                                                        Agenda Number:  701615330
--------------------------------------------------------------------------------------------------------------------------
    Security:  J96348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3937200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMATO KOGYO CO.,LTD.                                                                       Agenda Number:  701630027
--------------------------------------------------------------------------------------------------------------------------
    Security:  J96524111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3940400009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 YAMAZEN CORPORATION                                                                         Agenda Number:  701626573
--------------------------------------------------------------------------------------------------------------------------
    Security:  J96744115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3936800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YANLORD LAND GROUP LTD                                                                      Agenda Number:  701534213
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9729A101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1T57930854
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements of the Company
       for the FYE 31 DEC 2007 together with the Auditors'
       reports thereon

2.     Declare a first and final (one-tier) tax-exempt           Mgmt          For                            For
       dividend of 1.21 Singapore cents per ordinary
       share for the YE 31 DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 400,000.00 for the YE 31 DEC 2007

4.A    Re-elect Mr. Zhong Sheng Jian as a Director,              Mgmt          For                            For
       who retire pursuant to Article 91 of the Articles
       of Association (AA) of the Company

4.B    Re-elect Ms. Chan Yiu Ling as a Director, who             Mgmt          For                            For
       retire pursuant to Article 91 of the Articles
       of Association (AA) of the Company

4.C    Re-elect Mr. Ronald Seah Lim Siang as a Director,         Mgmt          For                            For
       who retire pursuant to Article 91 of the Articles
       of Association (AA) of the Company

5.     Re-appoint Messrs. Deloitte & Touche as the               Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to fix their remuneration

6.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 (the Act) and the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       (SGX-ST), to: a) i) allot and issue shares
       in the capital of the Company (shares) whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       (collectively, Instruments and each, an Instrument)
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit; and b) (notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force) issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       (including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution) does not exceed 50% of the
       total number of issued shares excluding treasury
       shares in the capital of the Company (as specified),
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company (including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution) does
       not exceed 20% of the total number of issued
       shares excluding treasury shares in the capital
       of the Company (as specified); 2) (subject
       to such manner of calculation as may be prescribed
       by SGX-ST) for the purpose of determining the
       aggregate number of shares that may be issued
       under sub-paragraph (1) above, the percentage
       of the total number of issued shares excluding
       treasury shares shall be based on the total
       number of issued shares excluding treasury
       shares in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options on issue at the time this Resolution
       is passed; and ii) any subsequent bonus issue,
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of SGX-ST
       for the time being in force (unless such compliance
       has been waived by the SGX-ST) and the Articles
       of Association for the time being of the Company;
       and [Authority expires until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM is required by law to
       be held]

7.     Authorize the Directors to: a) offer and grant            Mgmt          For                            For
       options in accordance with the provisions of
       the Yanlord Land Group Share Option Scheme
       2006 (ESOS 2006); and b) allot and issue from
       time to time such number of shares in the capital
       of the Company as may be issued pursuant to
       the exercise of options under the ESOS 2006,
       provided that the aggregate number of shares
       to be issued pursuant to the ESOS 2006 shall
       not exceed 15% of the total issued shares in
       the capital of the Company from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 YAOKO CO.,LTD                                                                               Agenda Number:  701625975
--------------------------------------------------------------------------------------------------------------------------
    Security:  J96832100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3930200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 YASKAWA ELECTRIC CORPORATION                                                                Agenda Number:  701601292
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9690T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3932000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Amend the Compensation to be received by Directors        Mgmt          For                            For

7.     Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

8.     Approve Retirement Allowance for Retiring Outside         Mgmt          Against                        Against
       Corporate Auditors, and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Outside Director




--------------------------------------------------------------------------------------------------------------------------
 YIT OYJ, HELSINKI                                                                           Agenda Number:  701458021
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9862Q104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  FI0009800643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       dividend of EUR 0.80 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of Board Members                 Mgmt          For                            For

1.6    Approve the remuneration of Auditor(s)                    Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YODOGAWA STEEL WORKS,LTD.                                                                   Agenda Number:  701620115
--------------------------------------------------------------------------------------------------------------------------
    Security:  J97140115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3959400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For

2.4    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Appoint a Substitute Corporate Auditor                    Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 YONEKYU CORPORATION                                                                         Agenda Number:  701580549
--------------------------------------------------------------------------------------------------------------------------
    Security:  J97756100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  JP3959800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Directors and Corporate         Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 YOSHINOYA HOLDINGS CO.,LTD.                                                                 Agenda Number:  701577073
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9799L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  JP3958000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 YUASA TRADING CO.,LTD.                                                                      Agenda Number:  701623539
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9821L101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3945200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

4      Authorize Use of Stock Options for Directors              Mgmt          Against                        Against
       and Corporate Auditors as Stock  Compensation




--------------------------------------------------------------------------------------------------------------------------
 YULE CATTO & CO PLC, HARLOW ESSEX                                                           Agenda Number:  701540913
--------------------------------------------------------------------------------------------------------------------------
    Security:  G98811105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0009887422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and accounts for the            Mgmt          For                            For
       YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the remuneration report                           Mgmt          For                            For

4.     Re-elect Mr. D.C. Blackwood as a Director                 Mgmt          For                            For

5.     Re-elect Honorable. A.G. Catto as a Director              Mgmt          For                            For

6.     Re-elect Dr. A.A. Dobbie as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Dato' Lee Hau Hian as a Director             Mgmt          For                            For

8.     Re-elect Mr. Dato' Seri Lee Oi Hian as a Director         Mgmt          For                            For

9.     Re-elect Mr. J.K. Maiden as a Director                    Mgmt          For                            For

10.    Re-elect Mr. A.E. Richmond-Watson as a Director           Mgmt          For                            For

11.    Re-appoint the Auditors                                   Mgmt          For                            For

12.    Authorize the Directors to fix the Auditors'              Mgmt          For                            For
       remuneration

13.    Authorize the Directors, to allot shares under            Mgmt          For                            For
       the provisions of the Articles of Association
       adopted at the 2004 AGM, this authority replaces
       all previous authorities, the maximum amount
       of the relevant securities that the Directors
       will have authority is GBP 4,855,439 which
       is one of third of the nominal amount of the
       total issued share Capital of the Company as
       at 28 MAR 2008; and the Directors have no present
       intention of exercising this authority which
       will lapse on the earlier of the date of the
       2009 AGM or 15 AUG 2009

S.14   Authorize the Director, under the Companies               Mgmt          For                            For
       Act 1985 may only allot shares for cash otherwise
       than to existing shareholders pro rata to their
       holdings if so authorized by the shareholders
       in general meeting; to allot and issue ordinary
       shares which they will be authorized to allot,
       pursuant to the authority conferred by resolution
       13 for cash as though the pre-emption rights
       contained in Section 89 of the Companies Act
       1985 did not apply to such allotments and issue
       in respect of issue in favour of ordinary shareholders
       and otherwise generally up to an aggregate
       nominal value of GBP 728,315 this amount is
       equal to 5% of the nominal amount of the total
       issued share Capital of the Company as at 28
       MAR 2008

S.15   Approve to renew the general authority of the             Mgmt          For                            For
       Company to make market purchases  of its ordinary
       shares the maximum number of ordinary shares
       which may be purchased is GBP 14,566,318 [representing
       10% of the Company's issued Capital as at 28
       MAR 2008] at a maximum price of 10p and a maximum
       price of 105% of the average of the closing
       middle market quotation of the Company's ordinary
       shares as derived from London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the day on which
       such shares is contracted to be purchased [exclusive
       of expenses]

S.16   Adopt the New Articles of Association[ the New            Mgmt          For                            For
       Articles] in order to update the Company's
       current Articles of Association [the Current
       Articles] primarily to take account of changes
       in English Company Law brought about by the
       Companies Act 2006 the Companies Act 2006ids
       being implemented in phases with the final
       phase coming into force on 01 OCT 2009 accordingly
       the resolution adopting the New Articles will
       only become effective on 01 OCT 2008 the principal
       change introduced in the New Articles of Association
       are summarized in the Appendix other changes
       which are of a minor; technical or clarifying
       nature have not been noted in Appendix the
       New Articles showing all the changes to the
       current Articles are available for inspection




--------------------------------------------------------------------------------------------------------------------------
 YURTEC CORPORATION                                                                          Agenda Number:  701620696
--------------------------------------------------------------------------------------------------------------------------
    Security:  J85087104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  JP3946200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 YUSEN AIR & SEA SERVICE CO.,LTD.                                                            Agenda Number:  701625658
--------------------------------------------------------------------------------------------------------------------------
    Security:  J98504103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3946600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          Against                        Against

3      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ZARDOYA OTIS SA, MADRID                                                                     Agenda Number:  701546282
--------------------------------------------------------------------------------------------------------------------------
    Security:  E9853W160                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  ES0184933812
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual accounts and Management report         Mgmt          For                            For
       of the Company and group for period 2007

2.     Approve the application of earnings from the              Mgmt          For                            For
       period 2007

3.     Approve the Management of the Board especially            Mgmt          For                            For
       of the distribution of dividends

4.     Appoint the Bresla Investments SL and re-election         Mgmt          Against                        Against
       of Euro-Syns SA as the Board Members

5.     Appoint the Account Auditors for the period               Mgmt          For                            For
       2008

6.     Approve the capital increase by means of bonus            Mgmt          For                            For
       issue; ratio 1:10; relevant modification of
       Article 5 of By-Laws

7.     Approve the modification of Articles 13, 16,              Mgmt          For                            For
       17 and 24 of the By-Laws

8.     Approve the modification of Articles 4, 5, 8              Mgmt          For                            For
       and 10 of the regulations of GMS

9.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares as established in Article 75 of Company
       law

10.    Other business                                            Non-Voting

11.    Adopt the delegation of the powers to execute             Mgmt          For                            For
       the resolutions

12.    Approve the minutes                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ZENSHO CO.,LTD.                                                                             Agenda Number:  701627436
--------------------------------------------------------------------------------------------------------------------------
    Security:  J9885X108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  JP3429300001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ZEON CORPORATION                                                                            Agenda Number:  701623553
--------------------------------------------------------------------------------------------------------------------------
    Security:  J56644123                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  JP3725400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ZINIFEX LTD                                                                                 Agenda Number:  701394847
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9899H109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Nov-2007
        ISIN:  AU000000ZFX1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the Company          Mgmt          For                            For
       for the YE 30 JUN 2007, together with the Directors'
       report and Auditor's report as specified

2.     Re-elect Dr. Peter Cassidy as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Rule 46 of the Company's Constitution

3.     Approve, in accordance with Rule 47(b) of the             Mgmt          For                            For
       Company's Constitution, to increase the total
       maximum amount or value of remuneration which
       may be provided by the Company to all the Non-Executive
       Directors for their services as the Directors
       by AUD 500,000 to a maximum sum of AUD 2,000,000
       a year

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 ZODIAC SA, ISSY LES MOULINEAUX                                                              Agenda Number:  701436912
--------------------------------------------------------------------------------------------------------------------------
    Security:  F98947108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  08-Jan-2008
        ISIN:  FR0000125684
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions. The following
       applies to Non-Resident Shareowners: Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative"

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 434323 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Receive the report of the Executive Committee             Mgmt          Abstain                        Against
       and the Auditors, of the Company's financial
       statements for the YE 31 AUG 2007, the report
       of the Chairman of the Executive Committee
       on the conditions for the preparation and the
       organization of the work of the board, and
       the Auditors on the internal audit procedures
       in accounting and financial matters, earnings
       for the FY EUR 31,758,000.00; grant permanent
       discharge to the Executive Committee and to
       the Auditors for the performance of their duties
       during the said FY

O.2    Receive the reports of the Executive Committee            Mgmt          Abstain                        Against
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, the reports
       of the Chairman of the Executive Committee
       on the conditions for the preparation and the
       Organization of the work of the Board and the
       Auditors on the internal audit procedures in
       accounting and financial matters; earnings
       for the FY: EUR 183,690,000.00; grant permanent
       discharge to the Executive Committe and to
       the Auditors for the performance of their duties
       during the said FY

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 31,758,465.38, retained earnings:
       EUR 38,858,436.58; distributable income: EUR
       70,616,901.96; legal reserve: EUR -6,452.00;
       dividends EUR -55,583,047.00; the retained
       earnings: EUR 15,027,402.96; receive a net
       dividend of EUR 1.00 per share, and will entitle
       to the 40% deduction provided by the French
       Tax Code; this dividend will be paid on a date
       settled by the Executive Committee

O.4    Receive the Board of Directors' report, approve           Mgmt          For                            For
       to proceed with an extraordinary distribution
       of EUR 2.00 per share, with held from the issuance
       premium account, this dividend will be paid
       on a date settled by the Executive Committee

O.5    Receive the Special report of the Auditors on             Mgmt          Abstain                        Against
       agreement governed by Article L. 225-86 of
       the French Commercial Code, approve the said
       report and the agreements referred to therein

O.6    Authorize the Executive Committee to trade the            Mgmt          Against                        Against
       Company's shares on the stock exchange, subject
       to the conditions described below: maximum
       purchase price: EUR 65.00, minimum sale price:
       EUR 35.00, maximum number of shares to be acquired:
       10% of the share capital; maximum funds invested
       in the share buybacks: EUR 360,000,000.00;
       [Authority is given for a period of 18 months];
       and authorize the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 18 DEC 2006
       in its Resolution 5

O.7    Approve to renew the appointment of Mr. Didier            Mgmt          For                            For
       Domange as Censor for a 6-year period

O.8    Approve to award total number fees of EUR 200,000.00      Mgmt          For                            For
       to the Member of the Supervisory Board

E.9    Authorize the Executive Board to reduce the               Mgmt          For                            For
       share capital to reduce the share capital,
       on one or more occasions and at its sole discretion,
       by canceling all or part of the shares held
       by the Company in connection with a Stock Repurchase
       Plan, up to a maximum of 10% of the share capital
       over a 24-month period; [Authority is given
       for a 18-month period]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       DEC 2006 in its Resolution no. 9

E.10   Amend Article number 14 of the By-Laws                    Mgmt          For                            For

E.11   Amend Article number 15 of the By-Laws                    Mgmt          For                            For

E.12   Amend Article number 29 of the By-Laws                    Mgmt          For                            For

E.13   Amend Article number 24 of the By-Laws                    Mgmt          For                            For

E.14   Authorize the Executive Committee to grant,               Mgmt          For                            For
       in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 1,200,000 options;
       the present authorization is granted for a
       38-month period; approve to cancel the shareholders'
       preferential subscription rights in favor of
       beneficiaries of options giving the right either
       to subscribe for new shares; authorize the
       Executive Committee to take all necessary measures
       and accomplish all necessary formalities; this
       delegation of powers supersedes any and all
       earlier delegations to the same effect

E.15   Approve to grant full powers to the bearer of             Mgmt          For                            For
       an original, copy or extract of the minutes
       of this meeting to carry out all filings, publications
       and other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 ZON MULTIMEDIA                                                                              Agenda Number:  701497403
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9819B101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  PTZON0AM0006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE CONDITION FOR THE MEETING:           Non-Voting
       MINIMUM SHARES / VOTING RIGHT: 400/1

1.     Approve the year 2007 annual report and accounts          Mgmt          For                            For
       of the Company and on the approval of the consolidated
       accounts

2.     Approve the profits appropriation                         Mgmt          Against                        Against

3.     Approve the general appreciation of the Companies         Mgmt          For                            For
       Management and Auditing

4.     Elect the Member of the Board of Directors that           Mgmt          For                            For
       may be part of the Audit Commission

5.     Approve to create a new Share Distribution Plan           Mgmt          For                            For
       and its regulation according to the line G,
       N1 of Article 16 of the Company By Laws

6.     Approve the acquisition and sale of own shares            Mgmt          For                            For

7.     Approve a possible issuance of own bonds convertible      Mgmt          For                            For
       into shares determined by the Board of Directors

8.     Approve the cancellation of the preferential              Mgmt          For                            For
       right in the subscription of a eventual issuance
       of convertible bonds into shares

9.     Elect a New Salary Commission                             Mgmt          For                            For

10.    Elect the General Meeting Secretary                       Mgmt          For                            For



PowerShares FTSE RAFI Emerging Markets Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR ENGINEERING, INC.                                                    Agenda Number:  932904700
--------------------------------------------------------------------------------------------------------------------------
    Security:  00756M404                                                             Meeting Type:  Annual
      Ticker:  ASX                                                                   Meeting Date:  19-Jun-2008
        ISIN:  US00756M4042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A1    RATIFICATION OF THE 2007 BUSINESS AND FINANCIAL           Mgmt          For                            For
       REPORTS.

1A2    RATIFICATION OF THE COMPANY'S 2007 EARNINGS               Mgmt          For                            For
       DISTRIBUTION PROPOSAL.

1B1    DISCUSSION OF ISSUANCE OF NEW SHARES FOR CAPITAL          Mgmt          For                            For
       INCREASE BY RETAINED EARNING, EMPLOYEE BONUS,
       AND CAPITAL RESERVE.

1B2    DISCUSSIONS OF AUTHORIZING THE BOARD TO OPT               Mgmt          For                            For
       AT THE OPTIMAL TIME FOR CAPITAL INCREASE IN
       CASH BY JOINING THE ISSUANCE OF GDR (GLOBAL
       DEPOSITORY RECEIPTS) OR DOMESTIC CAPITAL INCREASE
       IN CASH OR ISSUANCE OF DOMESTIC OR ECB TO RAISE
       FUND, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

1B3    DISCUSSION OF REVISION OF PROCEDURE FOR ACQUISITION       Mgmt          For                            For
       OR DISPOSAL OF ASSET, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

1B4    DISCUSSION OF REVISION OF GUIDELINES FOR THE              Mgmt          For                            For
       ELECTION OF DIRECTORS AND SUPERVISORS.

1B5    DISCUSSION OF REVISION OF ARTICLES OF INCORPORATION,      Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

1B6    DISCUSSION OF REVISION OF THE COMPANY'S RESTRICTIONS      Mgmt          For                            For
       ON INVESTMENT MAINLAND CHINA, AS SET FORTH
       IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 AU OPTRONICS CORP.                                                                          Agenda Number:  932908291
--------------------------------------------------------------------------------------------------------------------------
    Security:  002255107                                                             Meeting Type:  Annual
      Ticker:  AUO                                                                   Meeting Date:  19-Jun-2008
        ISIN:  US0022551073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT 2007 BUSINESS REPORT AND FINANCIAL              Mgmt          For                            For
       STATEMENTS, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

02     TO ACCEPT THE PROPOSAL FOR THE DISTRIBUTION               Mgmt          For                            For
       OF 2007 PROFITS, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

03     TO APPROVE THE PROPOSAL FOR THE CAPITALIZATION            Mgmt          For                            For
       OF 2007 STOCK DIVIDENDS AND EMPLOYEE STOCK
       BONUS, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

04     TO APPROVE THE PROPOSAL FOR THE REVISIONS TO              Mgmt          For                            For
       THE "RULES FOR THE ELECTION OF DIRECTORS AND
       SUPERVISORS", AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

05     TO APPROVE THE PROPOSAL FOR RELEASING THE DIRECTORS       Mgmt          Against                        Against
       FROM NON-COMPETITION RESTRICTIONS, AS SET FORTH
       IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE CHILE                                                                              Agenda Number:  932799058
--------------------------------------------------------------------------------------------------------------------------
    Security:  059520106                                                             Meeting Type:  Special
      Ticker:  BCH                                                                   Meeting Date:  27-Dec-2007
        ISIN:  US0595201064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE MERGER BY ABSORPTION OF CITIBANK          Mgmt          Abstain                        Against
       CHILE INTO BANCO DE CHILE, UNDER THE TERMS
       AND CONDITIONS SET FORTH IN THE "MERGER AGREEMENT"
       TO BE EXECUTED WITH CITIBANK CHILE, BEFORE
       THE CELEBRATION OF THE ASSEMBLY, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

2A     APPROVAL OF MODIFICATION OF ARTICLE EIGHT, IN             Mgmt          Abstain                        Against
       THE EVENT OF A VACANCY OF HOLDING AND STAND-IN
       DIRECTORS.

2B     APPROVAL OF MODIFICATION OF ARTICLE TEN, ON               Mgmt          Abstain                        Against
       THE CALL FOR AND NOTIFICATION OF EXTRAORDINARY
       SESSIONS OF THE BOARD OF DIRECTORS.

2C     APPROVAL OF MODIFICATION OF ARTICLE FIFTEEN,              Mgmt          Abstain                        Against
       ON THE WAY OF REPLACING THE CHAIRMAN OF THE
       BOARD OF DIRECTORS.

2D     APPROVAL OF MODIFICATION OF ARTICLE NINETEEN              Mgmt          Abstain                        Against
       IN RELATION TO THE WAY OF IMPLEMENTING BOARD
       OF DIRECTORS ELECTIONS.

2E     SUPPRESSING TRANSITORY ARTICLES THAT ARE NO               Mgmt          Abstain                        Against
       LONGER VALID OR APPLICABLE ON THE DATE OF THE
       MEETING.

03     APPROVAL OF A NEW RE-WRITTEN, COORDINATED AND             Mgmt          Abstain                        Against
       SYSTEMIZED TEXT OF THE ARTICLES OF INCORPORATION
       OF THE BANK CORRELATIVELY NUMBERING THE TITLES
       AND ARTICLES WITH ANY CORRESPONDING MODIFICATION,
       ADDITION, COMPLEMENTATION, SUPPRESSION AND
       INTERCALATION INDICATED.

04     ADOPTING ANY AND ALL OTHER AGREEMENTS THAT MIGHT          Mgmt          Abstain                        Against
       BE NECESSARY TO IMPLEMENT THE MERGER.




--------------------------------------------------------------------------------------------------------------------------
 BANCO DE CHILE                                                                              Agenda Number:  932822136
--------------------------------------------------------------------------------------------------------------------------
    Security:  059520106                                                             Meeting Type:  Annual
      Ticker:  BCH                                                                   Meeting Date:  27-Mar-2008
        ISIN:  US0595201064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF BANCO DE CHILE'S ANNUAL REPORT,               Mgmt          For                            For
       FINANCIAL STATEMENTS AND REPORT OF THE EXTERNAL
       AUDITORS FOR THE YEAR ENDED FISCAL YEAR 2007

O2     APPROVAL OF CITIBANK CHILE'S ANNUAL REPORT,               Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE EXTERNAL AUDITORS
       FOR THE YEAR ENDED FISCAL YEAR 2007

O3     APPROVAL OF THE DISTRIBUTION OF DIVIDEND N196            Mgmt          For                            For
       IN THE AMOUNT OF CH$3.365289 PER SHARE,WHICH
       REPRESENTS 100% OF THE BANK'S NET INCOME FOR
       YEAR 2007

O4     APPROVAL OF THE DISTRIBUTION OF DIVIDEND OF               Mgmt          For                            For
       CITIBANK CHILE IN THE AMOUNT OF CH$2.626161
       PER SHARE

O5     DIRECTORS' ELECTION                                       Mgmt          For                            For

O6     DIRECTORS REMUNERATION                                    Mgmt          Against                        Against

O7     DIRECTORS AND AUDIT COMMITTEE'S REMUNERATION              Mgmt          Against                        Against
       AND APPROVAL OF ITS BUDGET

O8     NOMINATION OF EXTERNAL AUDITORS                           Mgmt          For                            For

O9     DIRECTORS AND AUDIT COMMITTEE REPORT                      Mgmt          For                            For

O10    INFORMATION ON RELATED TRANSACTIONS AS PROVIDED           Mgmt          For                            For
       IN ARTICLE 44 OF THE CHILEAN CORPORATIONS LAW

O11    OTHER MATTERS PERTINENT TO A GENERAL ORDINARY             Mgmt          Against                        Against
       SHAREHOLDERS MEETINGS ACCORDING TO THE LAW
       AND TO THE BANK'S BY-LAWS




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CHILE                                                                       Agenda Number:  932837480
--------------------------------------------------------------------------------------------------------------------------
    Security:  05965X109                                                             Meeting Type:  Annual
      Ticker:  SAN                                                                   Meeting Date:  22-Apr-2008
        ISIN:  US05965X1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET              Mgmt          For                            For
       AND CONSOLIDATED FINANCIAL STATEMENTS OF THE
       BANK AND ITS SUBSIDIARIES, THE INDEPENDENT
       REPORT OF THE EXTERNAL AUDITORS, AND THE NOTES
       CORRESPONDING TO THE FINANCIAL YEAR ENDING
       DECEMBER 31ST OF 2007.

02     ALLOCATION OF 2007 NET INCOME. A DIVIDEND OF              Mgmt          For                            For
       CH$1.064602782675430 PER SHARE WILL BE PROPOSED,
       CORRESPONDING TO 65% OF 2007 NET INCOME. IT
       IS ALSO BEING PROPOSED THAT THE REMAINING 35%
       OF NET INCOME BE RETAINED.

03     DESIGNATION OF EXTERNAL AUDITORS.                         Mgmt          For                            For

04     ELECTION OF BOARD MEMBERS. CANDIDATES WILL BE             Mgmt          For                            For
       PROPOSED AT THE SHAREHOLDERS' MEETING.

05     DETERMINATION OF BOARD REMUNERATION FOR 2008.             Mgmt          For                            For

06     AUDIT COMMITTEE'S ANNUAL REPORT AND APPROVAL              Mgmt          For                            For
       OF AUDIT COMMITTEE'S BUDGET FOR 2008.

07     ACCOUNT OF ALL OPERATIONS WITH RELATED PARTIES            Mgmt          For                            For
       AS DEFINED BY ARTICLE 44 OF LAW 18,046.

08     DISCUSS ANY MATTER OF INTEREST THAT SHOULD BE             Mgmt          Against                        Against
       DISCUSSED IN AN ORDINARY SHAREHOLDERS' MEETING
       AS DEFINED BY LAW AND BY THE BANK'S BYLAWS.




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO., LTD.                                                                  Agenda Number:  932916793
--------------------------------------------------------------------------------------------------------------------------
    Security:  17133Q304                                                             Meeting Type:  Annual
      Ticker:  CHT                                                                   Meeting Date:  19-Jun-2008
        ISIN:  US17133Q3048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ISSUES TO BE APPROVED BY SHAREHOLDERS: TO ACCEPT          Mgmt          For                            For
       2007 BUSINESS REPORT AND FINANCIAL STATEMENTS.

1B     ISSUES TO BE APPROVED BY SHAREHOLDERS: TO APPROVE         Mgmt          For                            For
       THE PROPOSAL FOR DISTRIBUTION OF 2007 EARNINGS.

2A     ISSUES TO BE DISCUSSED: TO REVISE THE ARTICLES            Mgmt          For                            For
       OF INCORPORATION.

2B     ISSUES TO BE DISCUSSED: TO APPROVE THE PROPOSAL           Mgmt          For                            For
       FOR ISSUANCE OF NEW SHARES.

2C     ISSUES TO BE DISCUSSED: TO REVISE THE PROCEDURES          Mgmt          For                            For
       FOR ACQUISITIONS OR DISPOSAL OF ASSETS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV                                                     Agenda Number:  932878715
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441W203                                                             Meeting Type:  Annual
      Ticker:  ABV                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US20441W2035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO TAKE THE MANAGEMENT ACCOUNTS, EXAMINE, DISCUSS         Mgmt          For                            For
       AND VOTE THE FINANCIAL STATEMENTS RELATED TO
       THE FISCAL YEAR OF 2007.

O2     TO RESOLVE ON THE ALLOCATION OF THE NET INCOME            Mgmt          For                            For
       FOR THE YEAR, AS WELL AS TO RATIFY THE DISTRIBUTION
       OF INTEREST.

O3     TO RATIFY THE AMOUNTS PAID BY MEANS OF THE GLOBAL         Mgmt          For                            For
       COMPENSATION ATTRIBUTED TO THE COMPANY'S ADMINISTRATORS
       FOR THE YEAR 2007.

O4     TO DETERMINE THE NUMBER OF MEMBERS OF THE BOARD           Mgmt          For                            For
       OF DIRECTORS, TO ELECT ITS NEW MEMBERS AND
       RESPECTIVE DEPUTIES.

O5     TO ELECT NEW MEMBERS OF THE FISCAL COUNCIL OF             Mgmt          For                            For
       THE COMPANY AND RESPECTIVE DEPUTIES.

E1     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$307,235,839.32, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

E2     TO APPROVE AN INCREASE ON THE CORPORATE CAPITAL,          Mgmt          For                            For
       ON THE AMOUNT OF R$131,672,545.74.

E3     BY VIRTUE OF THE RESOLUTIONS OF ITEMS (E1) AND            Mgmt          For                            For
       (E2) ABOVE, TO AMEND ARTICLE 5 OF THE COMPANY'S
       BYLAWS.

E4     TO APPROVE THE CANCELLATION OF COMMON AND PREFERRED       Mgmt          For                            For
       SHARES OF THE COMPANY HELD IN TREASURY.

E5     TO APPROVE THE CHANGE OF OFFICIAL NEWSPAPER               Mgmt          For                            For
       FOR PUBLICATION OF NOTICES TO SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO DO ESTADO                                                    Agenda Number:  932859359
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441A102                                                             Meeting Type:  Annual
      Ticker:  SBS                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US20441A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ANALYSIS OF THE MANAGEMENT'S ACCOUNTS AND FINANCIAL       Mgmt          For                            For
       STATEMENTS, SUPPORTED BY REPORTS OF FISCAL
       COUNCIL AND EXTERNAL AUDITORS, RELATED TO FISCAL
       YEAR 2007, IN COMPLIANCE WITH THE MANAGEMENT
       REPORT, BALANCE SHEET AND CORRESPONDING EXPLANATORY
       NOTES.

A2     RESOLUTION ON THE ALLOCATION OF THE NET INCOME            Mgmt          For                            For
       OF THE YEAR.

A3     ELECTION OF THE BOARD OF DIRECTORS AND FISCAL             Mgmt          For                            For
       COUNCIL SITTING AND ALTERNATE MEMBERS.

E1     PROPOSAL OF CAPITAL STOCK INCREASE FOR INCORPORATING      Mgmt          For                            For
       THE PROFIT RESERVE, IN THE AMOUNT OF R$2,800,000,000.00
       PURSUANT TO ARTICLE 199 OF LAW 6404/1976.

E2     PROPOSAL FOR AMENDMENT OF ARTICLE 5, CAPUT,               Mgmt          For                            For
       OF THE BY-LAWS IN FORCE TO IDENTIFY THE NEW
       AMOUNT OF PAID-IN CAPITAL STOCK, DUE TO THE
       PROPOSAL FOR AMENDMENT FROM ITEM E1.

E3     PROPOSAL FOR AMENDMENT OF ARTICLE 7, CAPUT,               Mgmt          For                            For
       OF THE BY-LAWS IN FORCE, FOR EXPANDING THE
       LIMIT OF AUTHORIZED CAPITAL, IN COMPLIANCE
       WITH PROPOSAL FOR AMENDMENT FROM ITEM E1.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA PARANAENSE DE ENERGIA                                                             Agenda Number:  932848267
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441B407                                                             Meeting Type:  Annual
      Ticker:  ELP                                                                   Meeting Date:  17-Apr-2008
        ISIN:  US20441B4077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

03     TO ELECT THE MEMBERS OF THE FISCAL COUNCIL,               Mgmt          Against
       DUE TO THE EXPIRATION OF THE PREVIOUS MANDATE.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Annual
      Ticker:  RIOPR                                                                 Meeting Date:  29-Apr-2008
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          Against                        Against

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          For                            For
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          For                            For
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          For                            For
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          For                            For
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Annual
      Ticker:  RIO                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          Against                        Against

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          For                            For
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          For                            For
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          For                            For
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          For                            For
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 COMPANIA DE TELECOMUNICACIONES DE CHILE                                                     Agenda Number:  932837101
--------------------------------------------------------------------------------------------------------------------------
    Security:  204449300                                                             Meeting Type:  Annual
      Ticker:  CTC                                                                   Meeting Date:  14-Apr-2008
        ISIN:  US2044493003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     APPROVAL OF THE ANNUAL REPORT, BALANCE SHEET,             Mgmt          For                            For
       INCOME STATEMENT AND REPORTS OF ACCOUNT INSPECTORS
       AND INDEPENDENT AUDITORS FOR THE FISCAL YEAR
       ENDED DECEMBER 31, 2007.

A2     APPROVAL OF DISTRIBUTION OF NET INCOME FOR FISCAL         Mgmt          For                            For
       YEAR ENDED DECEMBER 31, 2007 AND THE PAYMENT
       OF A FINAL DIVIDEND.

A5     APPROVAL TO APPOINT THE DOMESTIC CREDIT RATING            Mgmt          For                            For
       AGENCIES AND TO DETERMINE THEIR COMPENSATION.

A8     APPROVAL OF THE COMPENSATION FOR THE DIRECTORS'           Mgmt          Abstain                        Against
       COMMITTEE MEMBERS AND OF THE DIRECTORS' COMMITTEE
       BUDGET, TO BE ASSIGNED UNTIL THE NEXT GENERAL
       SHAREHOLDERS' MEETING.

A9     APPROVAL OF THE COMPENSATION FOR THE AUDIT COMMITTEE      Mgmt          Abstain                        Against
       MEMBERS AND OF THE AUDIT COMMITTEE BUDGET,
       TO BE ASSIGNED UNTIL THE NEXT GENERAL SHAREHOLDERS'
       MEETING.

A11    APPROVAL OF THE INVESTMENT AND FINANCING STRATEGY         Mgmt          For                            For
       PROPOSED BY MANAGEMENT (ACCORDING TO DECREE
       LAW 3,500).

A14    APPROVAL OF A SANTIAGO NEWSPAPER IN WHICH TO              Mgmt          For                            For
       PUBLISH THE NOTICES FOR FUTURE SHAREHOLDERS'
       MEETINGS AND DIVIDEND PAYMENTS, IF APPROPRIATE.

E1     APPROVAL OF CAPITAL REDUCTION OF CH$39,243,440,485,       Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

E2     APPROVAL TO MODIFY THE COMPANY'S BYLAWS, TO               Mgmt          For                            For
       REFLECT THE APPROVED AGREEMENTS.*

E3     APPROVAL TO ADOPT THE NECESSARY PROCEDURES TO             Mgmt          For                            For
       FORMALIZE THE AGREEMENTS REACHED AT THE EXTRAORDINARY
       SHAREHOLDERS' MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CPFL ENERGIA S.A.                                                                           Agenda Number:  932794793
--------------------------------------------------------------------------------------------------------------------------
    Security:  126153105                                                             Meeting Type:  Special
      Ticker:  CPL                                                                   Meeting Date:  18-Dec-2007
        ISIN:  US1261531057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REVIEW, DISCUSS AND APPROVE THE PRIVATE INSTRUMENT        Mgmt          For                            For
       OF PROTOCOL AND JUSTIFICATION OF MERGER OF
       SHARES HELD BY RIO GRANDE ENERGIA S.A. IN CPFL
       ENERGIA S.A. ("PROTOCOL AND JUSTIFICATION OF
       MERGER OF SHARES"), EXECUTED ON NOVEMBER 07,
       2007 BY THE COMPANY'S AND RIO GRANDE ENERGIA
       S.A.'S MANAGERS.

02     CONFIRM APPOINTMENT OF THE SPECIALIZED COMPANY            Mgmt          For                            For
       HIRASHIMA & ASSOCIADOS LTDA. TO PREPARE THE
       ECONOMIC APPRAISAL REPORTS OF SHARES AND SHAREHOLDERS'
       EQUITY AT THE COMPANY'S AND RIO GRANDE ENERGIA
       S.A. MARKET VALUE.

03     REVIEW AND APPROVE THE COMPANY'S AND RIO GRANDE           Mgmt          For                            For
       ENERGIA S.A.'S APPRAISAL REPORTS MENTIONED
       IN ITEM (2) ABOVE.

04     APPROVE AND DECLARE FINALIZED THE MERGER OF               Mgmt          For                            For
       ALL SHARES ISSUED BY RIO GRANDE ENERGIA S.A.
       BY THE COMPANY, PURSUANT TO PROTOCOL AND JUSTIFICATION
       OF MERGER OF SHARES, AS WELL AS AUTHORIZE THE
       COMPANY'S MANAGEMENT TO PERFORM ALL ACTS SUPPLEMENTARY
       TO SAID MERGER.

05     APPROVE THE COMPANY'S CAPITAL INCREASE IN VIEW            Mgmt          For                            For
       OF MERGER OF SHARES MENTIONED ABOVE, UNDER
       THE PROTOCOL AND JUSTIFICATION OF MERGER OF
       SHARES, AS WELL AS TO APPROVE THE AMENDMENT
       TO ARTICLE 5 OF THE COMPANY'S BYLAWS ARISING
       THEREFROM.




--------------------------------------------------------------------------------------------------------------------------
 CPFL ENERGIA S.A.                                                                           Agenda Number:  932825726
--------------------------------------------------------------------------------------------------------------------------
    Security:  126153105                                                             Meeting Type:  Special
      Ticker:  CPL                                                                   Meeting Date:  09-Apr-2008
        ISIN:  US1261531057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E1     THE CREATION OF THE POSITION OF CHIEF ADMINISTRATIVE      Mgmt          For                            For
       OFFICER AND DEFINITION OF THE RESPECTIVE DUTIES,
       WITH SUBSEQUENT AMENDMENT OF ARTICLE 19 AND
       THE INCLUSION OF ITEM (G) IN ITS SOLE PARAGRAPH.

E2     AMENDMENT OF THE COMPANY'S BYLAWS TO IMPLEMENT            Mgmt          For                            For
       SMALL CHANGES IN THE TEXT OF THE PROVISIONS,
       TO ADJUST THEM TO THE CURRENT CORPORATE-GOVERNANCE
       STRUCTURE ADOPTED BY THE COMPANY, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

E3     AMENDMENT OF THE BYLAWS TO REFLECT THE ABOVE              Mgmt          For                            For
       MENTIONED RESOLUTIONS (E1) AND (E2).

O1     PRESENTATION OF THE MANAGEMENT REPORT; EXAMINE,           Mgmt          For                            For
       DISCUSS AND VOTE ON THE COMPANY'S FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007.

O2     APPROVE THE PROPOSAL FOR THE APPROPRIATION OF             Mgmt          For                            For
       THE NET INCOME FOR THE FISCAL YEAR 2007 AND
       THE DIVIDEND DISTRIBUTION.

O3     ELECTION OF STATUTORY MEMBERS AND ALTERNATES              Mgmt          For                            For
       TO THE BOARD OF DIRECTORS AND FIX THE GLOBAL
       REMUNERATION OF THE BOARD MEMBERS.

O4     ELECTION OF EFFECTIVE MEMBERS AND ALTERNATES              Mgmt          Against                        Against
       TO THE FISCAL COUNCIL AND FIX ITS FEES.




--------------------------------------------------------------------------------------------------------------------------
 EMPRESA NACIONAL DE ELECTRICIDAD S.A.                                                       Agenda Number:  932825613
--------------------------------------------------------------------------------------------------------------------------
    Security:  29244T101                                                             Meeting Type:  Annual
      Ticker:  EOC                                                                   Meeting Date:  01-Apr-2008
        ISIN:  US29244T1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ANNUAL REPORT, FINANCIAL STATEMENTS,      Mgmt          For                            For
       AND REPORT OF THE INDEPENDENT ACCOUNTANTS AND
       INSPECTORS OF ACCOUNTS.

02     APPROVAL OF THE DISTRIBUTION OF PROFITS AND               Mgmt          For                            For
       DIVIDENDS.

04     APPROVAL OF THE INVESTING AND FINANCIAL POLICIES          Mgmt          For                            For
       PROPOSED BY THE BOARD OF DIRECTORS.

05     ELECTION OF THE BOARD OF DIRECTORS.                       Mgmt          For                            For

06     FIXING OF THE COMPENSATION OF THE BOARD OF DIRECTORS.     Mgmt          For                            For

07     FIXING OF THE COMPENSATION OF THE DIRECTORS               Mgmt          For                            For
       COMMITTEE AND THE AUDIT COMMITTEE AND APPROVAL
       OF THEIR BUDGETS.

09     APPROVAL OF THE APPOINTMENT OF EXTERNAL AUDITORS.         Mgmt          For                            For

10A    APPROVAL OF THE ELECTION OF TWO ACCOUNTS INSPECTORS       Mgmt          For                            For
       AND TWO ALTERNATES AS PROPOSED AT THE MEETING.

10B    APPROVAL OF COMPENSATION OF ACCOUNT INSPECTORS            Mgmt          For                            For
       AND THEIR ALTERNATES AS PROPOSED AT THE MEETING.

S1     APPROVAL OF THE GRANTING OF A PLEDGE IN FAVOR             Mgmt          For                            For
       OF CERTAIN BANKS OVER THE SHARES THAT EMPRESA
       NACIONAL DE ELECTRICIDADE S.A. HOLDS IN ITS
       AFFILIATE COMPANY GNL QUINTERO S.A.

S2     APPROVAL TO AMEND CLAUSE 44 OF THE BYLAWS TO              Mgmt          For                            For
       ADAPT IT TO THE PROVISIONS OF CLAUSE 75 OF
       LAW 18,046, AMENDED BY LAW 20,190.




--------------------------------------------------------------------------------------------------------------------------
 ENERSIS S.A.                                                                                Agenda Number:  932822085
--------------------------------------------------------------------------------------------------------------------------
    Security:  29274F104                                                             Meeting Type:  Annual
      Ticker:  ENI                                                                   Meeting Date:  01-Apr-2008
        ISIN:  US29274F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF ENERSIS' ANNUAL REPORT, BALANCE               Mgmt          For                            For
       SHEET, FINANCIAL STATEMENTS AND REPORT FROM
       THE EXTERNAL AUDITORS AND ACCOUNT INSPECTORS
       FOR THE YEAR ENDED ON DECEMBER 31, 2007.

02     PROFIT DISTRIBUTION FOR THE PERIOD AND DIVIDEND           Mgmt          Abstain                        Against
       PAYMENTS.

04     SETTING OF DIRECTORS' COMPENSATION.                       Mgmt          Abstain                        Against

05     SETTING OF COMPENSATION FOR DIRECTORS' COMMITTEE          Mgmt          Abstain                        Against
       AND AUDIT COMMITTEE AND BUDGET DETERMINATIONS
       FOR 2008.

07     APPOINTMENT OF INDEPENDENT EXTERNAL AUDITORS.             Mgmt          For                            For

08     APPOINTMENT OF TWO ACCOUNT INSPECTORS, INCLUDING          Mgmt          For                            For
       TWO DEPUTIES, AND SETTING OF THEIR COMPENSATION.

09     APPOINTMENT OF PRIVATE RATING AGENCIES.                   Mgmt          For                            For

10     APPROVAL OF THE COMPANY'S INVESTMENTS AND FINANCE         Mgmt          For                            For
       POLICY.

15     OTHER NECESSARY RESOLUTIONS FOR THE PROPER IMPLEMENTATION Mgmt          For                            For
       OF AGREEMENTS.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932911452
--------------------------------------------------------------------------------------------------------------------------
    Security:  456788108                                                             Meeting Type:  Annual
      Ticker:  INFY                                                                  Meeting Date:  14-Jun-2008
        ISIN:  US4567881085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2008 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR.

02     TO DECLARE A FINAL AND SPECIAL DIVIDEND FOR               Mgmt          For
       THE FINANCIAL YEAR ENDED MARCH 31, 2008.

03     TO APPOINT A DIRECTOR IN PLACE OF CLAUDE SMADJA,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

04     TO APPOINT A DIRECTOR IN PLACE OF SRIDAR A.               Mgmt          For
       IYENGAR, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE SEEKS RE-APPOINTMENT.

05     TO APPOINT A DIRECTOR IN PLACE OF NANDAN M.               Mgmt          For
       NILEKANI, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

06     TO APPOINT A DIRECTOR IN PLACE OF K. DINESH,              Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

07     TO APPOINT A DIRECTOR IN PLACE OF SRINATH BATNI,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 14, 2008, UNTIL THE CONCLUSION OF THE
       NEXT ANNUAL GENERAL MEETING, AND TO FIX THEIR
       REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932783752
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Special
      Ticker:  KB                                                                    Meeting Date:  31-Oct-2007
        ISIN:  US50049M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF APPOINTMENT OF EXECUTIVE DIRECTOR(S),         Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

02     APPROVAL OF APPOINTMENT OF NON-EXECUTIVE DIRECTOR(S),     Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 KOOKMIN BANK                                                                                Agenda Number:  932820346
--------------------------------------------------------------------------------------------------------------------------
    Security:  50049M109                                                             Meeting Type:  Annual
      Ticker:  KB                                                                    Meeting Date:  20-Mar-2008
        ISIN:  US50049M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       (BALANCE SHEET, INCOME STATEMENT AND STATEMENT
       OF APPROPRIATION OF RETAINED EARNINGS) FOR
       THE FISCAL YEAR 2007, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF AMENDMENT OF THE ARTICLES OF INCORPORATION,   Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF DIRECTOR(S), AS SET            Mgmt          For                            For
       FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.

04     APPROVAL OF APPOINTMENT OF CANDIDATE(S) FOR               Mgmt          For                            For
       THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE
       NOT NON-EXECUTIVE DIRECTORS, AS SET FORTH IN
       THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

05     APPROVAL OF APPOINTMENT OF CANDIDATE(S) FOR               Mgmt          For                            For
       THE MEMBERS OF THE AUDIT COMMITTEE, WHO ARE
       NON-EXECUTIVE DIRECTORS, AS SET FORTH IN THE
       COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

06     APPROVAL OF THE AGGREGATE REMUNERATION LIMIT              Mgmt          For                            For
       FOR DIRECTORS, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 L.G. PHILIPS LCD CO., LTD.                                                                  Agenda Number:  932813238
--------------------------------------------------------------------------------------------------------------------------
    Security:  50186V102                                                             Meeting Type:  Annual
      Ticker:  LPL                                                                   Meeting Date:  29-Feb-2008
        ISIN:  US50186V1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE NON-CONSOLIDATED BALANCE SHEET,            Mgmt          For                            For
       NON-CONSOLIDATED INCOME STATEMENT & NON-CONSOLIDATED
       STATEMENT OF APPROPRIATIONS OF RETAINED EARNINGS
       OF FISCAL YEAR 2007 (CASH DIVIDEND PER SHARE:
       KRW 750), AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

02     TO APPROVE THE AMENDMENT OF THE ARTICLES OF               Mgmt          For                            For
       INCORPORATION, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

03     TO APPROVE THE APPOINTMENT OF DIRECTORS, AS               Mgmt          For                            For
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

04     TO APPROVE THE APPOINTMENT OF AUDIT COMMITTEE             Mgmt          For                            For
       MEMBERS, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

05     TO APPROVE THE REMUNERATION LIMIT FOR DIRECTORS           Mgmt          For                            For
       IN 2008, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932923685
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR              Mgmt          For
       2007.

B      APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2007.

C      APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2007.

D      APPROVE THE AMOUNT OF, TIME PERIOD AND FORM               Mgmt          For
       OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S
       SHARES THAT HAVE BEEN PROPOSED BY THE BOARD
       OF DIRECTORS OF THE COMPANY.

E      APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY'S EXTERNAL AUDITOR.

F      PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          Abstain
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

G      APPROVE THE AMENDMENTS TO THE CHARTER OF OAO              Mgmt          Abstain
       GAZPROM.

H      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          Abstain
       THE GENERAL SHAREHOLDERS' MEETING OF OAO GAZPROM.

I      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          Abstain
       THE BOARD OF DIRECTORS OF OAO GAZPROM.

J      APPROVE THE AMENDMENT TO THE REGULATION ON THE            Mgmt          Abstain
       MANAGEMENT COMMITTEE OF OAO GAZPROM.

K      IN ACCORDANCE WITH ARTICLES 77 AND 83 OF THE              Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES," DETERMINE
       THAT, ON THE BASIS OF THE MARKET VALUE AS CALCULATED
       BY ZAO MEZHDUNARODNYI BIZNES TSENTR: KONSULTATSII,
       INVESTITSII, OTSENKA (CJSC INTERNATIONAL BUSINESS
       CENTER: CONSULTATIONS, INVESTMENTS, VALUATION),
       THE PRICE FOR SERVICES TO BE ACQUIRED BY OAO
       GAZPROM PURSUANT TO AN AGREEMENT ON INSURING
       THE LIABILITY OF MEMBERS OF THE BOARD OF DIRECTORS
       AND MANAGEMENT COMMITTEE OF OAO GAZPROM SHOULD
       AMOUNT TO THE EQUIVALENT IN RUBLES OF 3.5 MILLION
       U.S. DOLLARS.

L1     PROPOSAL 12.1                                             Mgmt          For

L2     PROPOSAL 12.2                                             Mgmt          For

L3     PROPOSAL 12.3                                             Mgmt          For

L4     PROPOSAL 12.4                                             Mgmt          For

L5     PROPOSAL 12.5                                             Mgmt          For

L6     PROPOSAL 12.6                                             Mgmt          For

L7     PROPOSAL 12.7                                             Mgmt          For

L8     PROPOSAL 12.8                                             Mgmt          For

L9     PROPOSAL 12.9                                             Mgmt          For

L10    PROPOSAL 12.10                                            Mgmt          For

L11    PROPOSAL 12.11                                            Mgmt          For

L12    PROPOSAL 12.12                                            Mgmt          For

L13    PROPOSAL 12.13                                            Mgmt          For

L14    PROPOSAL 12.14                                            Mgmt          For

L15    PROPOSAL 12.15                                            Mgmt          For

L16    PROPOSAL 12.16                                            Mgmt          For

L17    PROPOSAL 12.17                                            Mgmt          For

L18    PROPOSAL 12.18                                            Mgmt          For

L19    PROPOSAL 12.19                                            Mgmt          For

L20    PROPOSAL 12.20                                            Mgmt          For

L21    PROPOSAL 12.21                                            Mgmt          For

L22    PROPOSAL 12.22                                            Mgmt          For

L23    PROPOSAL 12.23                                            Mgmt          For

L24    PROPOSAL 12.24                                            Mgmt          For

L25    PROPOSAL 12.25                                            Mgmt          For

L26    PROPOSAL 12.26                                            Mgmt          For

L27    PROPOSAL 12.27                                            Mgmt          For

L28    PROPOSAL 12.28                                            Mgmt          For

L29    PROPOSAL 12.29                                            Mgmt          For

L30    PROPOSAL 12.30                                            Mgmt          For

L31    PROPOSAL 12.31                                            Mgmt          For

L32    PROPOSAL 12.32                                            Mgmt          For

L33    PROPOSAL 12.33                                            Mgmt          For

L34    PROPOSAL 12.34                                            Mgmt          For

L35    PROPOSAL 12.35                                            Mgmt          For

L36    PROPOSAL 12.36                                            Mgmt          For

L37    PROPOSAL 12.37                                            Mgmt          For

L38    PROPOSAL 12.38                                            Mgmt          For

L39    PROPOSAL 12.39                                            Mgmt          For

L40    PROPOSAL 12.40                                            Mgmt          For

L41    PROPOSAL 12.41                                            Mgmt          For

L42    PROPOSAL 12.42                                            Mgmt          For

L43    PROPOSAL 12.43                                            Mgmt          For

L44    PROPOSAL 12.44                                            Mgmt          For

L45    PROPOSAL 12.45                                            Mgmt          For

L46    PROPOSAL 12.46                                            Mgmt          For

L47    PROPOSAL 12.47                                            Mgmt          For

L48    PROPOSAL 12.48                                            Mgmt          For

L49    PROPOSAL 12.49                                            Mgmt          For

L50    PROPOSAL 12.50                                            Mgmt          For

L51    PROPOSAL 12.51                                            Mgmt          For

L52    PROPOSAL 12.52                                            Mgmt          For

L53    PROPOSAL 12.53                                            Mgmt          For

L54    PROPOSAL 12.54                                            Mgmt          For

L55    PROPOSAL 12.55                                            Mgmt          For

L56    PROPOSAL 12.56                                            Mgmt          For

L57    PROPOSAL 12.57                                            Mgmt          For

L58    PROPOSAL 12.58                                            Mgmt          For

L59    PROPOSAL 12.59                                            Mgmt          For

L60    PROPOSAL 12.60                                            Mgmt          For

L61    PROPOSAL 12.61                                            Mgmt          For

L62    PROPOSAL 12.62                                            Mgmt          For

L63    PROPOSAL 12.63                                            Mgmt          For

L64    PROPOSAL 12.64                                            Mgmt          For

L65    PROPOSAL 12.65                                            Mgmt          For

L66    PROPOSAL 12.66                                            Mgmt          For

L67    PROPOSAL 12.67                                            Mgmt          For

L68    PROPOSAL 12.68                                            Mgmt          For

L69    PROPOSAL 12.69                                            Mgmt          For

L70    PROPOSAL 12.70                                            Mgmt          For

L71    PROPOSAL 12.71                                            Mgmt          For

L72    PROPOSAL 12.72                                            Mgmt          For

L73    PROPOSAL 12.73                                            Mgmt          For

L74    PROPOSAL 12.74                                            Mgmt          For

L75    PROPOSAL 12.75                                            Mgmt          For

L76    PROPOSAL 12.76                                            Mgmt          For

N1     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ARKHIPOV DMITRY ALEXANDROVICH

N2     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ASKINADZE DENIS ARKADIEVICH

N3     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       BIKULOV VADIM KASYMOVICH

N4     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ISHUTIN RAFAEL VLADIMIROVICH

N5     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       KOBZEV ANDREY NIKOLAEVICH

N6     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       LOBANOVA NINA VLADISLAVOVNA

N7     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Abstain
       LOGUNOV DMITRY SERGEEVICH

N8     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       MIKHAILOVA SVETLANA SERGEEVNA

N9     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Abstain
       NOSOV YURY STANISLAVOVICHIROVNA

N10    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       OSELEDKO VIKTORIYA VLADIMIROVNA

N11    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       FOMIN ANDREY SERGEEVICH

N12    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          Abstain
       SHUBIN YURY IVANOVICH




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932935995
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

M1     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       AKIMOV ANDREI IGORIEVICH

M2     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ANANENKOV ALEXANDER GEORGIEVICH

M3     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       BERGMANN BURCKHARD

M4     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       GAZIZULLIN FARIT RAFIKOVICH

M5     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       DEMENTIEV ANDREI VLADIMIROVICH

M6     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ZUBKOV VIKTOR ALEXEEVICH

M7     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KARPEL ELENA EVGENIEVNA

M8     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MEDVEDEV YURIY MITROPHANOVICH

M9     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MILLER ALEXEY BORISOVICH

M10    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       NABIULLINA ELVIRA SAKHIPZADOVNA

M11    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       NIKOLAEV VIKTOR VASILIEVICH

M12    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       POTYOMKIN ALEXANDER IVANOVICH

M13    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       SEREDA MIKHAIL LEONIDOVICH

M14    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FEODOROV BORIS GRIGORIEVICH

M15    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FORESMAN ROBERT MARK

M16    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KHRISTENKO VIKTOR BORISOVICH

M17    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       SHOKHIN ALEXANDER NIKOLAEVICH

M18    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       YUSUFOV IGOR KHANUKOVICH

M19    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       YASIN EVGENIY GRIGORIEVICH




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932904798
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE ANNUAL REPORT FOR 2007 AND ANNUAL FINANCIAL       Mgmt          For                            For
       STATEMENTS, INCLUDING THE INCOME STATEMENTS
       AND DISTRIBUTION OF PROFITS.

3A     ELECTION OF AUDIT COMMISSION: IVANOVA, LYUBOV             Mgmt          For                            For
       GAVRILOVNA

3B     ELECTION OF AUDIT COMMISSION: KONDRATIEV, PAVEL           Mgmt          For                            For
       GENNADIEVICH

3C     ELECTION OF AUDIT COMMISSION: NIKITENKO, VLADIMIR         Mgmt          For                            For
       NIKOLAEVICH

04     PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS        Mgmt          For                            For
       OF BOARD OF DIRECTORS AND AUDIT COMMISSION
       OF OAO "LUKOIL" AND TO ESTABLISH REMUNERATION
       FOR NEWLY ELECTED MEMBERS OF BOARD OF DIRECTORS
       AND AUDIT COMMISSION ACCORDING TO COMMISSION
       OF OAO "LUKOIL".

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO "LUKOIL"        Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

6A     SHAREHOLDER LOAN AGREEMENT BETWEEN OAO "LUKOIL"           Mgmt          For                            For
       (LENDER) AND OOO NARYANMARNEFTEGAZ (BORROWER).

6B     PROVISION OF A LOAN BY OAO "LUKOIL" (LENDER)              Mgmt          For                            For
       TO OAO YUGK TGC-8 (BORROWER).

6C     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6D     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6E     POLICY (CONTRACT) ON INSURING THE LIABILITY               Mgmt          For                            For
       OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
       OAO "LUKOIL" (POLICYHOLDER) AND OAO KAPITAL
       STRAKHOVANIE (INSURER).




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932935882
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote

2C     ELECTION OF DIRECTOR: WALLETTE (JR), DONALD               Mgmt          No vote
       EVERT

2D     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote

2E     ELECTION OF DIRECTOR: KUTAFIN, OLEG EMELYANOVICH          Mgmt          No vote

2F     ELECTION OF DIRECTOR: KOSTIN, ANDREY LEONIDOVICH          Mgmt          No vote

2G     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote

2H     ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN              Mgmt          No vote

2I     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          No vote

2J     ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH     Mgmt          No vote

2K     ELECTION OF DIRECTOR: SHERKUNOV, IGOR VLADIMIROVICH       Mgmt          No vote

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932829192
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     AMENDMENTS TO THE CHARTER OF THE COMPANY                  Mgmt          For                            Against

02     PRE-TERM TERMINATION OF THE POWERS OF THE COMPANY'S       Mgmt          Against                        For
       CURRENT DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932935844
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Special
      Ticker:  NILSY                                                                 Meeting Date:  08-Apr-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     BURT T.W.                                                 Mgmt          No vote

02     BOUGROV A.E                                               Mgmt          No vote

03     BULAVSKAYA E.E.                                           Mgmt          No vote

04     BULYGIN A.S.                                              Mgmt          No vote

05     VEKSELBERG V.F.                                           Mgmt          No vote

06     GUY DE SELLIERS                                           Mgmt          No vote

07     DERIPASKA O.V.                                            Mgmt          No vote

08     DOLGIKH V.I.                                              Mgmt          No vote

09     KLISHAS A.A.                                              Mgmt          No vote

10     LEVITT M.J.                                               Mgmt          No vote

11     MORGAN R.T.                                               Mgmt          No vote

12     MOROZOV D.S.                                              Mgmt          No vote

13     PARINOV K.Y.                                              Mgmt          No vote

14     PROKHOROV M.D.                                            Mgmt          No vote

15     RAZUMOV D.V                                               Mgmt          No vote

16     SALNIKOVA E.M.                                            Mgmt          No vote

17     SOSNOVSKI M.A.                                            Mgmt          No vote

18     STEFANOVICH S.A.                                          Mgmt          No vote

19     UGOLNIKOV K.L.                                            Mgmt          No vote

20     CHARLIER C.F.                                             Mgmt          No vote

21     SCHIMMELBUSCH H.S.                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932927506
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT AND ANNUAL ACCOUNTING        Mgmt          For                            *
       STATEMENTS, INCLUDING PROFIT-AND-LOSS STATEMENT
       OF MMC NORILSK NICKEL FOR 2007. TO APPROVE
       DISTRIBUTION OF THE PROFITS AND LOSSES OF MMC
       NORILSK NICKEL FOR 2007.

02     TO DECLARE THE PAYMENT OF ANNUAL DIVIDENDS ON             Mgmt          For                            *
       ORDINARY REGISTERED SHARES OF MMC NORILSK NICKEL
       FOR 2007 IN THE AMOUNT OF RUB 220 PER ORDINARY
       SHARE.

03     DIRECTOR
       TYE W. BURT                                               Mgmt          For                            *
       GUY DE SELLIERS                                           Mgmt          For                            *

04     TO ELECT THE FOLLOWING MEMBERS TO THE REVISION            Mgmt          For                            *
       COMMISSION: MARINA V. VDOVINA, ELENA A. GAVRILOVA,
       RENONS NIKOLAY V. MOROZOV, ELENA S. NAZAROVA,
       AND OLGA YU. ROMPEL

05     TO APPROVE OOO ROSEXPERTIZA AS THE AUDITOR OF             Mgmt          For                            *
       RUSSIAN ACCOUNTING STATEMENTS OF MMC NORILSK
       NICKEL FOR 2008.

6A     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO ADD NEW SUBSECTION 8 TO SECTION
       6.8 OF THE CHARTER

6B     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO ADD NEW SECTION 6.19 TO THE CHARTER

6C     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO AMEND SECTION 8.3 OF THE CHARTER

6D     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT SECTION 8.5 OF THE CHARTER

6E     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT SECTION 8.8 OF THE CHARTER

6F     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO AMEND SECTION 8.15 OF THE CHARTER

6G     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT THE CHARTER WITH SECTION
       8.17

6H     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT SECTION 9.3.36 OF THE
       CHARTER

6I     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT SECTION 9.3.42 OF THE
       CHARTER

6J     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT THE CHARTER WITH SECTION
       9.3.43

6K     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO AMEND SECTION 10.8.2 OF THE CHARTER

6L     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT SECTION 13.8 OF THE CHARTER

6M     AMENDMENT TO THE CHARTER OF OJSC MMC NORILSK              Mgmt          For                            *
       NICKEL: TO SUPPLEMENT THE CHARTER WITH SECTION
       14

7      TO ADOPT THE REGULATIONS ON THE BOARD OF DIRECTORS        Mgmt          For                            *
       OF MMC NORILSK NICKEL

8A     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For                            *
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD
       OF DIRECTORS OF MMC NORILSK NICKEL TO ESTABLISH
       THE BASIC AMOUNT OF REMUNERATION TO BE PAID
       TO AN INDEPENDENT DIRECTOR

8B     REMUNERATION & REIMBURSEMENT OF EXPENSES INCURRED         Mgmt          For                            *
       BY INDEPENDENT DIRECTORS - MEMBERS OF BOARD
       OF DIRECTORS OF MMC NORILSK NICKEL TO APPROVE
       THE INDEPENDENT DIRECTORS INCENTIVE PROGRAM
       OF MMC NORILSK NICKEL

9      THE VALUE OF PROPERTY BEING THE SUBJECT OF INDEMNITY      Mgmt          For                            *
       AGREEMENTS WITH MEMBERS OF THE BOARD OF DIRECTORS
       AND MANAGEMENT BOARD OF MMC NORILSK NICKEL

10     APPROVAL OF THE INTERRELATED INTEREST PARTY               Mgmt          For                            *
       TRANSACTIONS WHEREBY MEMBERS OF THE BOARD OF
       DIRECTORS AND MANAGEMENT BOARD OF MMC NORILSK
       NICKEL SHALL BE INDEMNIFIED AGAINST DAMAGES

11     THE COST OF LIABILITY INSURANCE SERVICES FOR              Mgmt          For                            *
       MEMBERS OF THE BOARD OF DIRECTORS AND THE MANAGEMENT
       BOARD OF MMC NORILSK NICKEL

12     APPROVAL OF THE INTEREST PARTY TRANSACTION RELATED        Mgmt          For                            *
       TO LIABILITY INSURANCE FOR MEMBERS OF THE BOARD
       OF DIRECTORS AND MANAGEMENT BOARD OF MMC NORILSK
       NICKEL




--------------------------------------------------------------------------------------------------------------------------
 OJSC MMC NORILSK NICKEL                                                                     Agenda Number:  932928851
--------------------------------------------------------------------------------------------------------------------------
    Security:  46626D108                                                             Meeting Type:  Contested Annual
      Ticker:  NILSY                                                                 Meeting Date:  30-Jun-2008
        ISIN:  US46626D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3A     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: TYE            Mgmt          No vote
       WINSTON BURT

3B     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       E. BOUGROV

3C     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ALEXANDER      Mgmt          No vote
       S. BULYGIN

3D     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: VICTOR         Mgmt          No vote
       F. VEKSELBERG

3E     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: GUY            Mgmt          No vote
       DE SELLIERS DE MORANVILLE

3F     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. DERIPASKA

3G     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: ANDREY         Mgmt          No vote
       A. KLISHAS

3H     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MICHAEL        Mgmt          No vote
       JEFFREY LEVITT

3I     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       YU. PARINOV

3J     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: OLEG           Mgmt          No vote
       V. POTANIN

3K     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: MIKHAIL        Mgmt          No vote
       D. PROKHOROV

3L     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: KIRILL         Mgmt          No vote
       L. UGOLNIKOV

3M     TO ELECT MEMBER TO THE BOARD OF DIRECTORS: HEINZ          Mgmt          No vote
       C. SCHIMMELBUSCH




--------------------------------------------------------------------------------------------------------------------------
 P.T. TELEKOMUNIKASI INDONESIA, TBK                                                          Agenda Number:  932926376
--------------------------------------------------------------------------------------------------------------------------
    Security:  715684106                                                             Meeting Type:  Annual
      Ticker:  TLK                                                                   Meeting Date:  20-Jun-2008
        ISIN:  US7156841063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE COMPANY'S ANNUAL REPORT FOR               Mgmt          For
       THE FINANCIAL YEAR 2007.

02     RATIFICATION OF THE FINANCIAL STATEMENTS AND              Mgmt          For
       PARTNERSHIP AND COMMUNITY DEVELOPMENT PROGRAM
       FINANCIAL STATEMENTS FOR THE FINANCIAL YEAR
       2007 AND ACQUITTAL AND DISCHARGE TO THE MEMBERS
       OF THE BOARD OF DIRECTORS AND BOARD OF COMMISSIONERS.

03     RESOLUTION ON THE APPROPRIATION OF THE COMPANY'S          Mgmt          For
       NET INCOME FOR FINANCIAL YEAR 2007.

04     APPROVAL OF THE DETERMINATION OF THE AMOUNT               Mgmt          For
       OF REMUNERATION FOR THE MEMBERS OF THE DIRECTORS
       AND COMMISSIONERS.

05     APPOINTMENT OF AN INDEPENDENT AUDITOR TO AUDIT            Mgmt          For
       THE COMPANY'S FINANCIAL STATEMENTS FOR THE
       FINANCIAL YEAR 2008, INCLUDING AUDIT OF INTERNAL
       CONTROL OVER FINANCIAL REPORTING AND APPOINTMENT
       OF AN INDEPENDENT AUDITOR TO AUDIT THE FINANCIAL
       STATEMENTS OF THE PARTNERSHIP AND COMMUNITY
       DEVELOPMENT PROGRAM FOR THE FINANCIAL YEAR
       2008.

06     APPROVAL TO THE AMENDMENT TO THE COMPANY'S ARTICLES       Mgmt          Abstain
       OF ASSOCIATION.

07     APPROVAL FOR THE SHARE BUY BACK III PROGRAM.              Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 PETROBRAS ENERGIA PARTICIPACIONES S.A.                                                      Agenda Number:  932830602
--------------------------------------------------------------------------------------------------------------------------
    Security:  71646M102                                                             Meeting Type:  Annual
      Ticker:  PZE                                                                   Meeting Date:  28-Mar-2008
        ISIN:  US71646M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S1     AMENDMENTS TO SECTIONS AND DELETION OF SECTION            Mgmt          For                            For
       6 OF BYLAWS.

O2     CONSIDERATION OF THE ANNUAL REPORT, EXHIBITS              Mgmt          For                            For
       SUPPLEMENTARY TO BALANCE SHEET; AUDITOR'S REPORT,
       REPORT OF THE STATUTORY SYNDIC COMMITTEE AND
       ADDITIONAL INFORMATION REQUIRED; AND PERFORMANCE
       OF MANAGEMENT AND SUPERVISORY BODIES FOR FISCAL
       YEAR.

O3     ALLOCATION OF PROFITS FOR THE YEAR.                       Mgmt          For                            For

O4     DETERMINATION OF THE NUMBER AND ELECTION OF               Mgmt          For                            For
       REGULAR AND ALTERNATE DIRECTORS.

O5     ELECTION OF THE REGULAR AND ALTERNATE MEMBERS             Mgmt          Against                        Against
       OF THE STATUTORY SYNDIC COMMITTEE.

O6     CONSIDERATION OF THE COMPENSATION OF DIRECTORS            Mgmt          For                            For
       AND STATUTORY SYNDIC COMMITTEE'S MEMBERS.

O7     CONSIDERATION OF THE COMPENSATION OF THE CERTIFIED        Mgmt          For                            For
       PUBLIC ACCOUNTANT AS OF DECEMBER 31, 2007 AND
       APPOINTMENT OF CERTIFIED PUBLIC ACCOUNTANT
       FOR NEW FISCAL YEAR.

O8     CONSIDERATION OF THE AUDIT COMMITTEE'S BUDGET.            Mgmt          For                            For

O9     DELEGATION TO BOARD, OF ANY POWERS NECESSARY              Mgmt          For                            For
       TO TAKE ANY AND ALL STEPS REQUIRED IN CONNECTION
       WITH THE BUSINESS TO BE DEALT WITH IN ITEM
       1) OF THE AGENDA.

O10    APPOINTMENT OF TWO (2) SHAREHOLDERS TO SIGN               Mgmt          For                            For
       THE MINUTES.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932782332
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  29-Oct-2007
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE "SHARE PURCHASE & SALE AGREEMENT",    Mgmt          For                            For
       DATED AUGUST 03 2007, SIGNED BETWEEN THE INDIRECT
       CONTROLLING SHAREHOLDERS OF SUZANO PETROQUIMICA
       S.A., AS THE SELLERS, AND PETROBRAS, AS THE
       BUYER, TOGETHER WITH THE RESPECTIVE PERTINENT
       DOCUMENTS; ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839749
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V101                                                             Meeting Type:  Annual
      Ticker:  PBRA                                                                  Meeting Date:  04-Apr-2008
        ISIN:  US71654V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O4     ELECTION OF ONE MEMBER OF THE BOARD OF DIRECTORS          Mgmt          For                            For

O6     ELECTION OF ONE MEMBER OF THE AUDIT COMMITTEE             Mgmt          Against                        Against
       AND HIS/HER RESPECTIVE SUBSTITUTE




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          Against                        Against
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 POSCO                                                                                       Agenda Number:  932810408
--------------------------------------------------------------------------------------------------------------------------
    Security:  693483109                                                             Meeting Type:  Annual
      Ticker:  PKX                                                                   Meeting Date:  22-Feb-2008
        ISIN:  US6934831099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF BALANCE SHEET, INCOME STATEMENT,              Mgmt          For
       AND THE STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS FOR THE 40TH FISCAL YEAR

2A     ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For
       AHN, CHARLES

2B1    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTORS           Mgmt          For
       AS AUDIT COMMITTEE MEMBERS: SUN, WOOK

2B2    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTORS           Mgmt          For
       AS AUDIT COMMITTEE MEMBERS: PARK, SANG-YONG

2C     ELECTION OF EXECUTIVE DIRECTOR: CHOI, JONG-TAE            Mgmt          For

03     APPROVAL OF LIMITS OF TOTAL REMUNERATION FOR              Mgmt          For
       DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 PT INDOSAT TBK                                                                              Agenda Number:  932900738
--------------------------------------------------------------------------------------------------------------------------
    Security:  744383100                                                             Meeting Type:  Annual
      Ticker:  IIT                                                                   Meeting Date:  05-Jun-2008
        ISIN:  US7443831000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE ANNUAL REPORT AND TO RATIFY THE               Mgmt          For                            For
       FINANCIAL STATEMENT FOR THE FINANCIAL YEAR
       ENDED DECEMBER 31, 2007 AND THEREBY RELEASE
       AND DISCHARGE THE BOARD OF COMMISSIONERS FROM
       THEIR SUPERVISORY RESPONSIBILITIES AND THE
       BOARD OF DIRECTORS FROM THEIR MANAGERIAL RESPONSIBILITIES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     TO APPROVE THE ALLOCATIONS OF NET PROFIT FOR              Mgmt          For                            For
       RESERVE FUNDS, DIVIDENDS AND OTHER PURPOSES
       AND TO APPROVE THE DETERMINATION OF THE AMOUNT,
       TIME AND MANNER OF PAYMENT OF DIVIDENDS FOR
       THE FINANCIAL YEAR ENDED DECEMBER 31, 2007.

03     TO DETERMINE THE REMUNERATION FOR THE BOARD               Mgmt          Abstain                        Against
       OF COMMISSIONERS OF THE COMPANY FOR 2008.

04     TO APPROVE THE APPOINTMENT OF THE COMPANY'S               Mgmt          For                            For
       INDEPENDENT AUDITOR FOR THE FINANCIAL YEAR
       ENDED DECEMBER 31, 2008.

05     TO APPROVE THE CHANGE IN COMPOSITION OF THE               Mgmt          Abstain                        Against
       BOARD OF COMMISSIONERS OF THE COMPANY DUE TO
       THE END OF THE TERM OF OFFICE.




--------------------------------------------------------------------------------------------------------------------------
 SHINHAN FINANCIAL GROUP                                                                     Agenda Number:  932818644
--------------------------------------------------------------------------------------------------------------------------
    Security:  824596100                                                             Meeting Type:  Annual
      Ticker:  SHG                                                                   Meeting Date:  19-Mar-2008
        ISIN:  US8245961003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF BALANCE SHEET, INCOME STATEMENT               Mgmt          For                            For
       AND STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS FOR THE FISCAL YEAR 2007 (JANUARY
       1, 2007 - DECEMBER 31, 2007).

02     APPROVAL OF REVISION TO ARTICLES OF INCORPORATION,        Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF DIRECTORS, AS SET              Mgmt          For                            For
       FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.

04     APPROVAL OF APPOINTMENT OF AUDIT COMMITTEE MEMBERS,       Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

05     APPROVAL OF LIMIT ON REMUNERATION OF DIRECTORS,           Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

06     APPROVAL OF STOCK OPTION GRANT TO THE EXECUTIVES          Mgmt          For                            For
       AND EMPLOYEES OF SHINHAN FINANCIAL GROUP AND
       ITS SUBSIDIARIES AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.




--------------------------------------------------------------------------------------------------------------------------
 SILICONWARE PRECISION INDUSTRIES CO LTD.                                                    Agenda Number:  932899226
--------------------------------------------------------------------------------------------------------------------------
    Security:  827084864                                                             Meeting Type:  Annual
      Ticker:  SPIL                                                                  Meeting Date:  13-Jun-2008
        ISIN:  US8270848646
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

03     ADOPTION BY THE MEETING OF FY 2007 BUSINESS               Mgmt          For                            For
       REPORT AND FINANCIAL STATEMENTS, AS SET FORTH
       IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.

04     ADOPTION BY THE MEETING OF FY 2007 PROFIT DISTRIBUTION    Mgmt          For                            For
       PLAN, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

05     PROPOSAL FOR CAPITAL INCREASE BY ISSUE OF NEW             Mgmt          For                            For
       SHARES FUNDED BY FY 2007 EARNED PROFIT, AS
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

06     APPROVAL OF THE ELECTION OF DIRECTORS (9 SEATS)           Mgmt          For                            For
       AND SUPERVISORS (3 SEATS), AS SET FORTH IN
       THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

07     APPROVAL BY THE MEETING TO THE PROPOSED RELEASE           Mgmt          Against                        Against
       OF RESTRICTION OF COMPETITION ON NEW-ELECTED
       DIRECTORS IMPOSED UNDER ARTICLE 209 OF THE
       COMPANY LAW.




--------------------------------------------------------------------------------------------------------------------------
 SK TELECOM CO., LTD.                                                                        Agenda Number:  932818214
--------------------------------------------------------------------------------------------------------------------------
    Security:  78440P108                                                             Meeting Type:  Annual
      Ticker:  SKM                                                                   Meeting Date:  14-Mar-2008
        ISIN:  US78440P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE BALANCE SHEETS, THE STATEMENT             Mgmt          For                            For
       OF INCOME, AND STATEMENTS OF APPROPRIATIONS
       OF RETAINED EARNINGS OF THE 24TH FISCAL YEAR,
       AS SET FORTH IN ITEM 1 OF THE COMPANY'S AGENDA
       ENCLOSED HEREWITH.

02     APPROVAL OF THE AMENDMENT TO THE ARTICLES OF              Mgmt          For                            For
       INCORPORATION, AS SET FORTH IN ITEM 2 OF THE
       COMPANY'S AGENDA ENCLOSED HEREWITH.

03     APPROVAL OF THE CEILING AMOUNT OF THE REMUNERATION        Mgmt          For                            For
       OF DIRECTORS, AS SET FORTH IN THE COMPANY'S
       AGENDA ENCLOSED HEREWITH.

4A     ELECTION OF DIRECTORS. NAMES: KIM, SHIN BAE.              Mgmt          For                            For
       PARK, YOUNG HO. UHM, RAK YONG. CHUNG, JAY YOUNG.
       CHO, JAE HO

4B     ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTORS.          Mgmt          For                            For

4C     ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR            Mgmt          For                            For
       WHO WILL BE A MEMBER OF THE AUDIT COMMITTEE.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG. CO. LTD.                                                          Agenda Number:  932899264
--------------------------------------------------------------------------------------------------------------------------
    Security:  874039100                                                             Meeting Type:  Annual
      Ticker:  TSM                                                                   Meeting Date:  13-Jun-2008
        ISIN:  US8740391003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT 2007 BUSINESS REPORT AND FINANCIAL              Mgmt          For                            For
       STATEMENTS.

02     TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF               Mgmt          For                            For
       2007 PROFITS.

03     TO APPROVE THE CAPITALIZATION OF 2007 DIVIDENDS,          Mgmt          For                            For
       2007 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS.




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ARGENTINA, S.A.                                                                     Agenda Number:  932866417
--------------------------------------------------------------------------------------------------------------------------
    Security:  879273209                                                             Meeting Type:  Annual
      Ticker:  TEO                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US8792732096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINT TWO SHAREHOLDERS TO APPROVE AND SIGN              Mgmt          For                            For
       THE MINUTES OF THE MEETING.

02     REVIEW OF THE DOCUMENTS PROVIDED FOR IN LAW               Mgmt          For                            For
       NO 19,550 AND THE LISTING REGULATIONS AND OF
       THE ACCOUNTING DOCUMENTS IN ENGLISH LANGUAGE
       REQUIRED BY THE U.S. SECURITIES & EXCHANGE
       COMMISSION REGULATION FOR THE 19TH FISCAL YEAR
       ENDED ON DECEMBER 31, 2007.

03     CONSIDERATION OF THE RETAINED EARNINGS AS OF              Mgmt          For                            For
       DECEMBER 31, 2007.

04     REVIEW OF THE PERFORMANCE OF THE BOARD OF DIRECTORS       Mgmt          For                            For
       AND THE SUPERVISORY COMMITTEE ACTING DURING
       THE 19TH FISCAL YEAR.

05     REVIEW OF THE BOARD OF DIRECTOR'S COMPENSATION            Mgmt          For                            For
       FOR THE FISCAL YEAR ENDED ON DECEMBER 31, 2007.

06     AUTHORIZATION OF THE BOARD OF DIRECTORS TO MAKE           Mgmt          Against                        Against
       ADVANCE PAYMENTS OF FEES FOR UP TO P$3,000,000
       PAYABLE TO DIRECTORS.

07     DETERMINATION OF THE FEES PAYABLE TO THE SUPERVISORY      Mgmt          For                            For
       COMMITTEE ACTING DURING THE 19TH FISCAL YEAR.

08     ELECTION OF THE REGULAR AND ALTERNATE DIRECTORS           Mgmt          For                            For
       FOR THE 20TH FISCAL YEAR.

09     ELECTION OF THE REGULAR AND ALTERNATE MEMBERS             Mgmt          Against                        Against
       OF THE SUPERVISORY COMMITTEE FOR THE 20TH FISCAL
       YEAR.

10     APPOINTMENT OF THE INDEPENDENT AUDITORS OF THE            Mgmt          For                            For
       FINANCIAL STATEMENTS FOR THE 20TH FISCAL YEAR.

11     CONSIDERATION OF THE BUDGET TO BE ASSIGNED TO             Mgmt          For                            For
       THE AUDIT COMMITTEE FOR FISCAL YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 UNITED MICROELECTRONICS CORPORATION                                                         Agenda Number:  932906754
--------------------------------------------------------------------------------------------------------------------------
    Security:  910873405                                                             Meeting Type:  Annual
      Ticker:  UMC                                                                   Meeting Date:  13-Jun-2008
        ISIN:  US9108734057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ACKNOWLEDGEMENT OF THE 2007 BUSINESS REPORT               Mgmt          For                            For
       AND FINANCIAL STATEMENTS, AS SET FORTH IN THE
       COMPANY'S MEETING AGENDA ENCLOSED HEREWITH.

02     ACKNOWLEDGEMENT OF THE 2007 SURPLUS EARNING               Mgmt          For                            For
       DISTRIBUTION CHART, AS SET FORTH IN THE COMPANY'S
       MEETING AGENDA ENCLOSED HEREWITH.

03     APPROVAL OF THE COMPANY'S 2007 AND PREVIOUS               Mgmt          For                            For
       YEARS UNAPPROPRIATED EARNINGS AND CAPITAL RESERVE
       TO BE REINVESTED AS CAPITAL, AS SET FORTH IN
       THE COMPANY'S MEETING AGENDA ENCLOSED HEREWITH.

04     APPROVAL OF THE PROPOSAL TO AMEND THE COMPANY'S           Mgmt          For                            For
       "ACQUISITION OR DISPOSAL OF ASSETS PROCEDURE",
       AS SET FORTH IN THE COMPANY'S MEETING AGENDA
       ENCLOSED HEREWITH.

05     APPROVAL OF THE PROPOSAL TO AMEND THE COMPANY'S           Mgmt          For                            For
       "FINANCIAL DERIVATIVES TRANSACTION PROCEDURE",
       AS SET FORTH IN THE COMPANY'S MEETING AGENDA
       ENCLOSED HEREWITH.

06     APPROVAL OF THE PROPOSAL TO AMEND THE COMPANY'S           Mgmt          Abstain                        Against
       ARTICLES OF INCORPORATION, AS SET FORTH IN
       THE COMPANY'S MEETING AGENDA ENCLOSED HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LIMITED                                                                               Agenda Number:  932913874
--------------------------------------------------------------------------------------------------------------------------
    Security:  97651M109                                                             Meeting Type:  Special
      Ticker:  WIT                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US97651M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     INCLUSION OF ADDITIONAL OBJECTS IN THE OBJECTS            Mgmt          For                            For
       CLAUSE OF MEMORANDUM OF ASSOCIATION OF THE
       COMPANY

02     APPROVAL FOR CREATION OF CHARGES, ETC. FOR SECURED        Mgmt          For                            For
       BORROWINGS




--------------------------------------------------------------------------------------------------------------------------
 WOORI FINANCE HOLDINGS                                                                      Agenda Number:  932822504
--------------------------------------------------------------------------------------------------------------------------
    Security:  981063100                                                             Meeting Type:  Annual
      Ticker:  WF                                                                    Meeting Date:  28-Mar-2008
        ISIN:  US9810631005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS         Mgmt          For                            For
       FOR THE FISCAL YEAR 2007, AS SET FORTH IN THE
       COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF MODIFICATION TO ARTICLES OF INCORPORATION,    Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

03     APPROVAL OF APPOINTMENT OF MEMBERS OF THE AUDIT           Mgmt          For                            For
       COMMITTEE WHO ARE NON-EXECUTIVE DIRECTORS,
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

04     APPROVAL OF DIRECTORS' COMPENSATION LIMIT, AS             Mgmt          For                            For
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.



PowerShares FTSE RAFI Europe Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI Europe Small-Mid Portfolio
--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.



PowerShares FTSE RAFI International Real Estate Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares FTSE RAFI Japan Portfolio
--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.



PowerShares Global Clean Energy Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AVENTINE RENEWABLE ENERGY HDGS, INC                                                         Agenda Number:  932852595
--------------------------------------------------------------------------------------------------------------------------
    Security:  05356X403                                                             Meeting Type:  Annual
      Ticker:  AVR                                                                   Meeting Date:  02-May-2008
        ISIN:  US05356X4034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: LEIGH J. ABRAMSON                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WAYNE D. KUHN                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RONALD H. MILLER                    Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 BALDOR ELECTRIC COMPANY                                                                     Agenda Number:  932841782
--------------------------------------------------------------------------------------------------------------------------
    Security:  057741100                                                             Meeting Type:  Annual
      Ticker:  BEZ                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US0577411004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JEFFERSON W. ASHER, JR.                                   Mgmt          For                            For
       RICHARD E. JAUDES                                         Mgmt          For                            For
       ROBERT J. MESSEY                                          Mgmt          For                            For

02     RATIFY APPOINTMENT OF AUDITORS                            Mgmt          For                            For

03     TO CONSIDER SHAREHOLDER PROPOSAL                          Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 CAPSTONE TURBINE CORPORATION                                                                Agenda Number:  932753242
--------------------------------------------------------------------------------------------------------------------------
    Security:  14067D102                                                             Meeting Type:  Annual
      Ticker:  CPST                                                                  Meeting Date:  24-Aug-2007
        ISIN:  US14067D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELIOT G. PROTSCH                                          Mgmt          No vote
       RICHARD K. ATKINSON                                       Mgmt          No vote
       JOHN V. JAGGERS                                           Mgmt          No vote
       DARREN R. JAMISON                                         Mgmt          No vote
       NOAM LOTAN                                                Mgmt          No vote
       GARY D. SIMON                                             Mgmt          No vote
       DARRELL J. WILK                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 COLOR KINETICS INCORPORATED                                                                 Agenda Number:  932754814
--------------------------------------------------------------------------------------------------------------------------
    Security:  19624P100                                                             Meeting Type:  Special
      Ticker:  CLRK                                                                  Meeting Date:  22-Aug-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ADOPT THE MERGER AGREEMENT.                               Mgmt          No vote

02     APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING,           Mgmt          No vote
       IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES
       IN THE EVENT THAT THERE ARE NOT SUFFICIENT
       VOTES AT THE TIME OF THE SPECIAL MEETING TO
       ADOPT THE MERGER AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 COMVERGE, INC.                                                                              Agenda Number:  932852684
--------------------------------------------------------------------------------------------------------------------------
    Security:  205859101                                                             Meeting Type:  Annual
      Ticker:  COMV                                                                  Meeting Date:  07-May-2008
        ISIN:  US2058591015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALEC G. DREYER                                            Mgmt          For                            For

02     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          Against                        Against
       THE COMVERGE, INC. 2006 LONG-TERM INCENTIVE
       PLAN.

03     RATIFICATION OF THE APPOINTMENT OF PRICE WATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING ON DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 CREE, INC.                                                                                  Agenda Number:  932773105
--------------------------------------------------------------------------------------------------------------------------
    Security:  225447101                                                             Meeting Type:  Annual
      Ticker:  CREE                                                                  Meeting Date:  01-Nov-2007
        ISIN:  US2254471012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES M. SWOBODA                                        Mgmt          For                            For
       JOHN W. PALMOUR, PH.D.                                    Mgmt          For                            For
       DOLPH W. VON ARX                                          Mgmt          For                            For
       JAMES E. DYKES                                            Mgmt          For                            For
       CLYDE R. HOSEIN                                           Mgmt          For                            For
       HARVEY A. WAGNER                                          Mgmt          For                            For
       THOMAS H. WERNER                                          Mgmt          For                            For

02     APPROVAL OF AMENDMENTS TO THE 2004 LONG-TERM              Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN.

03     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING JUNE 29, 2008.




--------------------------------------------------------------------------------------------------------------------------
 ECHELON CORPORATION                                                                         Agenda Number:  932868865
--------------------------------------------------------------------------------------------------------------------------
    Security:  27874N105                                                             Meeting Type:  Annual
      Ticker:  ELON                                                                  Meeting Date:  27-May-2008
        ISIN:  US27874N1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M. KENNETH OSHMAN                                         Mgmt          For                            For
       LARRY W. SONSINI                                          Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.




--------------------------------------------------------------------------------------------------------------------------
 ENERGY CONVERSION DEVICES, INC.                                                             Agenda Number:  932786190
--------------------------------------------------------------------------------------------------------------------------
    Security:  292659109                                                             Meeting Type:  Annual
      Ticker:  ENER                                                                  Meeting Date:  11-Dec-2007
        ISIN:  US2926591098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSEPH A. AVILA                                           Mgmt          For                            For
       ROBERT I. FREY                                            Mgmt          For                            For
       WILLIAM J. KETELHUT                                       Mgmt          For                            For
       FLORENCE I. METZ                                          Mgmt          For                            For
       MARK D. MORELLI                                           Mgmt          For                            For
       STEPHEN RABINOWITZ                                        Mgmt          For                            For
       GEORGE A SCHREIBER JR                                     Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON         Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2008.

03     APPROVAL OF THE ANNUAL INCENTIVE PROGRAM.                 Mgmt          For                            For

04     APPROVAL OF THE AMENDED AND RESTATED ARTICLES             Mgmt          For                            For
       OF INCORPORATION.

05     APPROVAL OF AMENDMENT TO THE COMPANY'S AMENDED            Mgmt          For                            For
       AND RESTATED CERTIFICATE OF INCORPORATION AUTHORIZING
       20,000,000 SHARES OF PREFERRED STOCK.




--------------------------------------------------------------------------------------------------------------------------
 ENERNOC INC                                                                                 Agenda Number:  932855919
--------------------------------------------------------------------------------------------------------------------------
    Security:  292764107                                                             Meeting Type:  Annual
      Ticker:  ENOC                                                                  Meeting Date:  09-May-2008
        ISIN:  US2927641074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ADAM GROSSER                                              Mgmt          For                            For

02     TO RATIFY THE SELECTION OF THE FIRM OF ERNST              Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 EVERGREEN SOLAR, INC.                                                                       Agenda Number:  932903392
--------------------------------------------------------------------------------------------------------------------------
    Security:  30033R108                                                             Meeting Type:  Annual
      Ticker:  ESLR                                                                  Meeting Date:  18-Jun-2008
        ISIN:  US30033R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALLAN H. COHEN                                            Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR.

03     TO APPROVE AN INCREASE IN THE TOTAL NUMBER OF             Mgmt          For                            For
       AUTHORIZED SHARES OF OUR COMMON STOCK FROM
       150,000,000 TO 250,000,000.

04     TO APPROVE THE AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       OUR 2000 STOCK OPTION AND INCENTIVE PLAN.

05     TO APPROVE AN AMENDMENT OF OUR 2000 EMPLOYEE              Mgmt          For                            For
       STOCK PURCHASE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 FIRST SOLAR, INC.                                                                           Agenda Number:  932879527
--------------------------------------------------------------------------------------------------------------------------
    Security:  336433107                                                             Meeting Type:  Annual
      Ticker:  FSLR                                                                  Meeting Date:  23-May-2008
        ISIN:  US3364331070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL J. AHEARN                                         Mgmt          For                            For
       CRAIG KENNEDY                                             Mgmt          For                            For
       JAMES F. NOLAN                                            Mgmt          For                            For
       J. THOMAS PRESBY                                          Mgmt          For                            For
       BRUCE SOHN                                                Mgmt          For                            For
       PAUL H. STEBBINS                                          Mgmt          For                            For
       MICHAEL SWEENEY                                           Mgmt          For                            For
       JOSE H. VILLARREAL                                        Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 27,
       2008.




--------------------------------------------------------------------------------------------------------------------------
 FUELCELL ENERGY, INC.                                                                       Agenda Number:  932818771
--------------------------------------------------------------------------------------------------------------------------
    Security:  35952H106                                                             Meeting Type:  Annual
      Ticker:  FCEL                                                                  Meeting Date:  04-Apr-2008
        ISIN:  US35952H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R. DANIEL BRDAR                                           Mgmt          For                            For
       CHRISTOF VON BRANCONI                                     Mgmt          For                            For
       RICHARD A. BROMLEY                                        Mgmt          For                            For
       GLENN H. EPSTEIN                                          Mgmt          For                            For
       JAMES D. GERSON                                           Mgmt          For                            For
       THOMAS L. KEMPNER                                         Mgmt          For                            For
       WILLIAM A. LAWSON                                         Mgmt          For                            For
       GEORGE K. PETTY                                           Mgmt          For                            For
       JOHN A. ROLLS                                             Mgmt          For                            For
       TOGO DENNIS WEST, JR.                                     Mgmt          For                            For

02     RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT      Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 ITRON, INC.                                                                                 Agenda Number:  932833610
--------------------------------------------------------------------------------------------------------------------------
    Security:  465741106                                                             Meeting Type:  Annual
      Ticker:  ITRI                                                                  Meeting Date:  06-May-2008
        ISIN:  US4657411066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JON E. ELIASSEN                                           Mgmt          For                            For
       CHARLES H. GAYLORD                                        Mgmt          For                            For
       GARY E. PRUITT                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 JA SOLAR HOLDINGS CO., LTD.                                                                 Agenda Number:  932918254
--------------------------------------------------------------------------------------------------------------------------
    Security:  466090107                                                             Meeting Type:  Annual
      Ticker:  JASO                                                                  Meeting Date:  30-Jun-2008
        ISIN:  US4660901079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     TO RE-ELECT ELMER M. HSU AND ERYING JIA THE               Mgmt          For                            For
       RETIRING DIRECTORS AND AUTHORIZE THE BOARD
       OF DIRECTORS TO FIX THEIR REMUNERATION.

03     AS SPECIAL BUSINESS, TO AMEND ARTICLE 2 OF THE            Mgmt          For                            For
       THIRD AMENDED AND RESTATED ARTICLES OF ASSOCIATION
       OF THE COMPANY BY REVISING "ADS, AMERICAN DEPOSITARY
       SHARE, EACH REPRESENTING THREE (3) SHARES OF
       US$0.0001 EACH IN THE CAPITAL OF THE COMPANY."
       TO "ADS, AMERICAN DEPOSITARY SHARE, EACH REPRESENTING
       ONE (1) SHARES OF US$0.0001 EACH IN THE CAPITAL
       OF THE COMPANY."




--------------------------------------------------------------------------------------------------------------------------
 LDK SOLAR CO. LTD.                                                                          Agenda Number:  932907592
--------------------------------------------------------------------------------------------------------------------------
    Security:  50183L107                                                             Meeting Type:  Annual
      Ticker:  LDK                                                                   Meeting Date:  17-Jun-2008
        ISIN:  US50183L1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO ADOPT AND APPROVE THE ANNUAL REPORT OF THE             Mgmt          For                            For
       COMPANY

O2     TO RE-ELECT MR. LIANGBAO ZHU AS A CLASS I DIRECTOR        Mgmt          Against                        Against
       OF THE COMPANY FOR A TERM OF THREE YEARS

O3     TO RE-ELECT MR. YONGGANG SHAO AS A CLASS I DIRECTOR       Mgmt          Against                        Against
       OF THE COMPANY FOR A TERM OF THREE YEARS

O4     TO APPROVE THE APPOINTMENT OF KPMG AS THE COMPANY'S       Mgmt          For                            For
       OUTSIDE AUDITORS TO EXAMINE ITS ACCOUNTS FOR
       THE FISCAL YEAR OF 2008

O5     TO APPROVE AND RATIFY THE COMPANY'S THREE PREPAID         Mgmt          For                            For
       FORWARD CONTRACTS AND THE TRANSACTIONS CONTEMPLATED
       THEREUNDER

S6     TO APPROVE THE AMENDMENT TO THE COMPANY'S ARTICLES        Mgmt          For                            For
       OF ASSOCIATION




--------------------------------------------------------------------------------------------------------------------------
 MAGNA INTERNATIONAL INC.                                                                    Agenda Number:  932759991
--------------------------------------------------------------------------------------------------------------------------
    Security:  559222401                                                             Meeting Type:  Special
      Ticker:  MGA                                                                   Meeting Date:  28-Aug-2007
        ISIN:  CA5592224011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE SPECIAL RESOLUTION APPROVING THE PLAN OF              Mgmt          No vote
       ARRANGEMENT (THE "ARRANGEMENT") UNDER SECTION
       182 OF THE BUSINESS CORPORATIONS ACT (ONTARIO)
       INVOLVING THE CORPORATION, OPEN JOINT STOCK
       COMPANY RUSSIAN MACHINES, THE STRONACH TRUST,
       HOLDING COMPANIES OF CERTAIN MEMBERS OF MAGNA'S
       EXECUTIVE MANAGEMENT, AND CERTAIN OTHER PARTIES
       AS DISCLOSED IN THE CIRCULAR, THE FULL TEXT
       OF WHICH IS SET FORTH IN APPENDIX A TO THE
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 MAXWELL TECHNOLOGIES, INC.                                                                  Agenda Number:  932859020
--------------------------------------------------------------------------------------------------------------------------
    Security:  577767106                                                             Meeting Type:  Annual
      Ticker:  MXWL                                                                  Meeting Date:  08-May-2008
        ISIN:  US5777671067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT GUYETT                                             Mgmt          For                            For
       DAVID J. SCHRAMM                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF MCGLADREY              Mgmt          For                            For
       & PULLEN LLP AS THE COMPANY'S INDEPENDENT AUDITORS
       FOR THE 2008 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 MEDIS TECHNOLOGIES LTD.                                                                     Agenda Number:  932868613
--------------------------------------------------------------------------------------------------------------------------
    Security:  58500P107                                                             Meeting Type:  Special
      Ticker:  MDTL                                                                  Meeting Date:  15-May-2008
        ISIN:  US58500P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION       Mgmt          For                            For
       TO INCREASE THE NUMBER OF AUTHORIZED SHARES
       OF COMMON STOCK FROM 43,500,000 TO 49,500,000.




--------------------------------------------------------------------------------------------------------------------------
 MEMC ELECTRONIC MATERIALS, INC.                                                             Agenda Number:  932828556
--------------------------------------------------------------------------------------------------------------------------
    Security:  552715104                                                             Meeting Type:  Annual
      Ticker:  WFR                                                                   Meeting Date:  23-Apr-2008
        ISIN:  US5527151048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER BLACKMORE                                           Mgmt          For                            For
       NABEEL GAREEB                                             Mgmt          For                            For
       MARSHALL TURNER                                           Mgmt          For                            For

02     RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT      Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 ORMAT TECHNOLOGIES, INC.                                                                    Agenda Number:  932837531
--------------------------------------------------------------------------------------------------------------------------
    Security:  686688102                                                             Meeting Type:  Annual
      Ticker:  ORA                                                                   Meeting Date:  06-May-2008
        ISIN:  US6866881021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       YORAM BRONICKI                                            Mgmt          For                            For
       ROGER W. GALE                                             Mgmt          For                            For

02     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS OF THE COMPANY
       FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 PLUG POWER INC.                                                                             Agenda Number:  932876975
--------------------------------------------------------------------------------------------------------------------------
    Security:  72919P103                                                             Meeting Type:  Annual
      Ticker:  PLUG                                                                  Meeting Date:  21-May-2008
        ISIN:  US72919P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LARRY G. GARBERDING                                       Mgmt          For                            For
       PETER WOICKE                                              Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTANTS.




--------------------------------------------------------------------------------------------------------------------------
 POWER INTEGRATIONS, INC.                                                                    Agenda Number:  932882877
--------------------------------------------------------------------------------------------------------------------------
    Security:  739276103                                                             Meeting Type:  Annual
      Ticker:  POWI                                                                  Meeting Date:  13-Jun-2008
        ISIN:  US7392761034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BALU BALAKRISHNAN                                         Mgmt          For                            For
       ALAN D. BICKELL                                           Mgmt          For                            For
       NICHOLAS E. BRATHWAITE                                    Mgmt          For                            For
       R. SCOTT BROWN                                            Mgmt          For                            For
       JAMES FIEBIGER                                            Mgmt          For                            For
       BALAKRISHNAN S. IYER                                      Mgmt          For                            For
       E. FLOYD KVAMME                                           Mgmt          For                            For
       STEVEN J. SHARP                                           Mgmt          For                            For

02     TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE            Mgmt          Against                        Against
       POWER INTEGRATIONS 1997 OUTSIDE DIRECTORS STOCK
       OPTION PLAN, AS DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE            Mgmt          For                            For
       POWER INTEGRATIONS 1997 EMPLOYEE STOCK OPTION
       PURCHASE PLAN, AS DESCRIBED IN THE PROXY STATEMENT.

04     TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE            Mgmt          For                            For
       OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM OF POWER
       INTEGRATIONS, INC. FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 POWER-ONE, INC.                                                                             Agenda Number:  932829964
--------------------------------------------------------------------------------------------------------------------------
    Security:  739308104                                                             Meeting Type:  Annual
      Ticker:  PWER                                                                  Meeting Date:  22-Apr-2008
        ISIN:  US7393081044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KENDALL R. BISHOP                                         Mgmt          For                            For
       GAYLA J. DELLY                                            Mgmt          For                            For
       STEVEN J. GOLDMAN                                         Mgmt          For                            For
       JON E.M. JACOBY                                           Mgmt          For                            For
       MARK MELLIAR-SMITH                                        Mgmt          For                            For
       RICHARD J. THOMPSON                                       Mgmt          For                            For
       JAY WALTERS                                               Mgmt          For                            For

02     AMEND THE 2004 STOCK OPTION PLAN.                         Mgmt          For                            For

03     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT AUDITORS FOR
       THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.




--------------------------------------------------------------------------------------------------------------------------
 SUNPOWER CORPORATION                                                                        Agenda Number:  932840538
--------------------------------------------------------------------------------------------------------------------------
    Security:  867652109                                                             Meeting Type:  Annual
      Ticker:  SPWR                                                                  Meeting Date:  08-May-2008
        ISIN:  US8676521094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       W. STEVE ALBRECHT                                         Mgmt          For                            For
       BETSY S. ATKINS                                           Mgmt          For                            For
       T.J. RODGERS                                              Mgmt          For                            For
       THOMAS H. WERNER                                          Mgmt          For                            For
       PAT WOOD III                                              Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR FISCAL YEAR 2008.

03     PROPOSAL TO APPROVE THE SECOND AMENDED AND RESTATED       Mgmt          Against                        Against
       SUNPOWER CORPORATION 2005 STOCK INCENTIVE PLAN,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

04     PROPOSAL TO APPROVE THE AMENDED AND RESTATED              Mgmt          For                            For
       SUNPOWER CORPORATION ANNUAL KEY EMPLOYEE BONUS
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 ULTRALIFE BATTERIES, INC.                                                                   Agenda Number:  932896016
--------------------------------------------------------------------------------------------------------------------------
    Security:  903899102                                                             Meeting Type:  Annual
      Ticker:  ULBI                                                                  Meeting Date:  05-Jun-2008
        ISIN:  US9038991025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROLE LEWIS ANDERSON                                     Mgmt          For                            For
       PATRICIA C. BARRON                                        Mgmt          For                            For
       ANTHONY J. CAVANNA                                        Mgmt          For                            For
       P.H.J. CHOLMONDELEY                                       Mgmt          For                            For
       DANIEL W. CHRISTMAN                                       Mgmt          For                            For
       JOHN D. KAVAZANJIAN                                       Mgmt          For                            For
       RANJIT C. SINGH                                           Mgmt          For                            For
       BRADFORD T. WHITMORE                                      Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF BDO SEIDMAN           Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.

03     PROPOSAL TO APPROVE THE AMENDMENT TO OUR CERTIFICATE      Mgmt          For                            For
       OF INCORPORATION TO CHANGE OUR CORPORATE NAME
       TO ULTRALIFE CORPORATION.

04     PROPOSAL TO APPROVE THE AMENDMENT OF OUR AMENDED          Mgmt          For                            For
       AND RESTATED 2004 LONG-TERM INCENTIVE PLAN
       BY INCREASING FROM 1,500,000 TO 2,000,000 THE
       NUMBER OF SHARES OF OUR COMMON STOCK AUTHORIZED
       TO BE ISSUED PURSUANT TO THAT PLAN.




--------------------------------------------------------------------------------------------------------------------------
 VERASUN ENERGY CORPORATION                                                                  Agenda Number:  932820221
--------------------------------------------------------------------------------------------------------------------------
    Security:  92336G106                                                             Meeting Type:  Special
      Ticker:  VSE                                                                   Meeting Date:  31-Mar-2008
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ISSUANCE OF VERASUN COMMON STOCK,          Mgmt          For                            For
       PAR VALUE $0.01 PER SHARE, TO SHAREHOLDERS
       OF US BIOENERGY CORPORATION ("US BIOENERGY")
       PURSUANT TO THE MERGER CONTEMPLATED BY THE
       AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER
       29, 2007, BY AND AMONG VERASUN, HOST ACQUISITION
       CORPORATION (A DIRECT, WHOLLY-OWNED SUBSIDIARY
       OF VERASUN) AND US BIOENERGY

02     TO APPROVE A PROPOSAL TO ADJOURN THE SPECIAL              Mgmt          For                            For
       MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE THE ISSUANCE OF VERASUN COMMON STOCK
       TO US BIOENERGY SHAREHOLDERS PURSUANT TO THE
       MERGER




--------------------------------------------------------------------------------------------------------------------------
 VERASUN ENERGY CORPORATION                                                                  Agenda Number:  932883069
--------------------------------------------------------------------------------------------------------------------------
    Security:  92336G106                                                             Meeting Type:  Annual
      Ticker:  VSE                                                                   Meeting Date:  11-Jun-2008
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: GORDON W. OMMEN                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES E. DAUWALTER                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: T. JACK HUGGINS III                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: STEVEN T. KIRBY                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JAY D. DEBERTIN                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: D. DUANE GILLIAM                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MARK A. RUELLE                      Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES         Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE NUMBER OF
       SHARES OF COMMON STOCK IT IS AUTHORIZED TO
       ISSUE FROM 250,000,000 SHARES TO 350,000,000
       SHARES.

03     TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES         Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE AMOUNT OF
       INDEBTEDNESS IT IS PERMITTED TO INCUR FROM
       $1 BILLION TO $5 BILLION.

04     TO RATIFY THE SELECTION OF MCGLADREY & PULLEN,            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR
       2008.




--------------------------------------------------------------------------------------------------------------------------
 VERENIUM CORPORATION                                                                        Agenda Number:  932890432
--------------------------------------------------------------------------------------------------------------------------
    Security:  92340P100                                                             Meeting Type:  Annual
      Ticker:  VRNM                                                                  Meeting Date:  04-Jun-2008
        ISIN:  US92340P1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MR. PETER JOHNSON                                         Mgmt          For                            For
       MS. CHERYL WENZINGER                                      Mgmt          For                            For
       MR. MICHAEL ZAK                                           Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT TO VERENIUM'S CERTIFICATE        Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF COMMON STOCK FROM 170,000,000
       SHARES TO 250,000,000 SHARES.

03     APPROVAL OF THE ISSUANCE UNDER VERENIUM'S 8%              Mgmt          For                            For
       SENIOR CONVERTIBLE NOTES OF MORE THAN 12,549,677
       SHARES OF COMMON STOCK.

04     APPROVAL OF THE ISSUANCE OF SHARES OF COMMON              Mgmt          For                            For
       STOCK IN ANY AMOUNT UPON THE EXERCISE AND PURSUANT
       TO THE TERMS OF WARRANTS ISSUED WITH VERENIUM'S
       8% SENIOR CONVERTIBLE NOTES.

05     RATIFY THE SELECTION OF ERNST & YOUNG LLP AS              Mgmt          For                            For
       VERENIUM'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR THE YEAR ENDING DECEMBER 31, 2008.

06     APPROVAL OF POSSIBLE ADJOURNMENT OF THE ANNUAL            Mgmt          For                            For
       MEETING TO SOLICIT ADDITIONAL PROXIES FOR PROPOSALS
       NO. 2, 3 AND 4.




--------------------------------------------------------------------------------------------------------------------------
 ZOLTEK COMPANIES, INC.                                                                      Agenda Number:  932804114
--------------------------------------------------------------------------------------------------------------------------
    Security:  98975W104                                                             Meeting Type:  Annual
      Ticker:  ZOLT                                                                  Meeting Date:  30-Jan-2008
        ISIN:  US98975W1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ZSOLT RUMY                                                Mgmt          For                            For
       CHARLES A. DILL                                           Mgmt          For                            For

02     PROPOSAL TO ADOPT THE ZOLTEK COMPANIES, INC.              Mgmt          For                            For
       2008 DIRECTOR INCENTIVE PLAN.

03     PROPOSAL TO ADOPT THE ZOLTEK COMPANIES, INC.              Mgmt          For                            For
       2008 LONG-TERM INCENTIVE PLAN.

04     PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT               Mgmt          For                            For
       THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2008.



PowerShares Global Nuclear Energy Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AREVA - SOCIETE DES PARTICIPATIONS DU           COMMISSARIAT A L'ENERGIE ATOMIQU            Agenda Number:  701534869
--------------------------------------------------------------------------------------------------------------------------
    Security:  F84742109                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  FR0004275832
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 449400 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the financial statements and the consolidated     Non-Voting
       financial statements and grant discharge the
       Management and the Supervisory Board Members
       and the Auditors

2.     Approve the special Auditor's report regarding            Non-Voting
       related-party transactions

3.     Approve the allocation of income and the dividends        Non-Voting
       of EUR 6.77 per share

4.     Approve the remuneration of the Directors in              Non-Voting
       the aggregate amount of EUR 500,000

5.     Acknowledge the non renewal of appointment of             Non-Voting
       the Auditors and the alternate Auditors

6.     Elect a new Supervisory Board Member                      Non-Voting

7.     Grant authority of filling the required documents/other   Non-Voting
       formalities




--------------------------------------------------------------------------------------------------------------------------
 BKW FMB ENERGIE AG, BERN                                                                    Agenda Number:  701543236
--------------------------------------------------------------------------------------------------------------------------
    Security:  H07815154                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  CH0021607004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438804, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          No vote
       statements and consolidated financial   statements
       2007 reports of the Auditor and Group Auditor

2.     Approve the appropriation of balance sheet profit         Mgmt          No vote

3.     Grant discharge to the Board of Directors                 Mgmt          No vote

4.     Elect Mr. Dirk Steinheider to the Board of Directors      Mgmt          No vote

5.     Elect the Auditor and the Group Auditor                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE EDF                                                                   Agenda Number:  701570803
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2940H113                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  FR0010242511
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 471171 DUE TO RECEIPT OF ADDITIONAL RESOLUTION-.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Receive the reports of the Board of Directors             Mgmt          No vote
       and the Auditors and approve the Company's
       financial statements for the YE 31 DEC 2007
       as presented, stops the earning for the FY
       to EUR 4,934,332,855.58; the expenses and charges
       that were not tax-deductible of EUR 1,022,463.00

2.     Receive the report of the Board of Directors              Mgmt          No vote
       and the Auditors and approve the consolidated
       financial statements for the said FYE 31 DEC
       2007, in the form presented to the meeting

3.     Approve the distributable income of EUR 9,166,587,240.25  Mgmt          No vote
       of the FY will be appropriated as follows:
       dividends: EUR 2,332,378,995.20 the balance
       in the retained earnings account; the shareholders'
       meeting reminds that an interim dividend of
       EUR 0.58, which corresponds to a global amount
       of EUR 1,056,859,232.20 was already paid on
       30 NOV 2007; the remaining dividend of EUR
       0.70, which corresponds to a global amount
       of EUR 1,275,519,763.00 will be paid in the
       30 days following the general shareholders
       meeting, and will entitle natural persons to
       the 50% allowance; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       accounts; as required By-Law, it is reminded
       that, for the last 3 FY, the dividends paid,
       were as follows: EUR 0.23 for FY 2004 EUR 0.79
       for FY 2005 EUR 1.16 for FY 2006

4.     Approve the special report of the Auditors on             Mgmt          No vote
       Agreements governed by Article L.225-38 of
       the French Commercial Code, the said report
       and the Agreements referred to therein

5.     Approve to award total annual fees of EUR 174,000.00      Mgmt          No vote
       to the Board of Directors for the current FY
       and the later FY, until new decision of the
       shareholder's meeting

6.     Authorize the Board of Directors to Trade in              Mgmt          No vote
       the Company's shares on the stock market, subject
       to the following conditions: maximum purchase
       price: EUR 100.00 maximum number of shares
       to be acquired: 10% of the shares capital,
       maximum funds invested in the share buybacks:
       EUR 2,000,000,000.00; the shares number acquired
       by the Company with the aim of their custody
       and of their later delivery in payment or in
       exchange in the case of an operation of merger,
       demerger or contribution should not exceed
       5% of the share capital; this authorization
       is given for a period 18 months period; and
       the fraction unused of the authorization granted
       by the combined shareholders' meeting of 24
       MAY 2007 in its Resolution No. 7; and to take
       all necessary measures and accomplish all necessary
       formalities

7.     Approve the transaction with Mr. Daniel Camus             Mgmt          No vote

8.     Appoint Mr. Bruno Lafont as a Director as a               Mgmt          No vote
       substitute of Louis Schweitzer, who resigned

9.     Approve the power of formalities                          Mgmt          No vote

A.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           No vote
       approve the appropriation of the income and
       setting the dividend;  an interiments dividend
       has been paid on 30 NOV 2007; the balance dividend
       will be paid within 30 days after the general
       meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION 7. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ENERGY RESOURCES OF AUSTRALIA LTD ERA                                                       Agenda Number:  701501923
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q35254111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  AU000000ERA9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Chairman and Chief Executive review                       Non-Voting

2.     To receive and consider the financial statements          Non-Voting
       for the YE 31 DEC 2007, and the related Directors'
       report, Directors' declaration, and the Auditor's
       report

3.     Approve the remuneration report for the FYE               Mgmt          No vote
       31 DEC 2007

4.     Amend Rule 10.2 of the Company's Constitution,            Mgmt          No vote
       as specified

5.i    Re-elect Mr. Richard Carter as a Director, who            Mgmt          No vote
       retires in accordance with Rule 3.7 of the
       Company's Constitution

5.ii   Re-elect Professor. Helen Garnett as a Director,          Mgmt          No vote
       who retires in accordance with Rule 3.7 of
       the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 HARBIN PWR EQUIP LTD                                                                        Agenda Number:  701536724
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y30683109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  CNE1000003C0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the report of Directors               Mgmt          No vote
       of the Company for the YE 31 DEC 2007

2.     Receive and approve the report of Supervisory             Mgmt          No vote
       Committee of the Company for the YE 31 DEC
       2007

3.     Receive and approve the audited accounts and              Mgmt          No vote
       the Auditor's report of the Company for the
       period from 01 JAN 2007 to 31 DEC 2007

4.     Declare the 2007 dividend of RMB 0.091 per share          Mgmt          No vote

5.     Authorize the Board of Directors of the Company           Mgmt          No vote
       to appoint any person to fill in a casual vacancy
       in the Board of Directors or as an additional
       Director, his term of office shall expire at
       the conclusion of the next following AGM of
       the Company

6.     Authorize the Board of Directors of the Company           Mgmt          No vote
       to determine the appointment of Auditors and
       authorize the Board of Directors of the Company
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 SERCO GROUP PLC                                                                             Agenda Number:  701548236
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80400107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0007973794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual review, accounts and reports           Mgmt          No vote
       of the Directors for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          No vote
       the YE 31 DEC 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          No vote
       of the Company

4.     Elect Mr. Thomas A. Corcoran as a Non-Executive           Mgmt          No vote
       Director

5.     Re-elect Mr. Leonard V. Broese Van Groenou as             Mgmt          No vote
       a Non-Executive Director

6.     Re-appoint Deloitte&Touche LLP as the Auditors            Mgmt          No vote
       of the Company, until the conclusion of the
       next AGM at which accounts are laid before
       the Company

7.     Authorize the Directors to agree the remuneration         Mgmt          No vote
       of the Auditors

S.8    Authorize the Company to make market purchases            Mgmt          No vote
       [Section 163(3) of the Companies Act 1985]
       of up to 48,534,262 ordinary shares of 2 pence
       each, at a minimum price of 2 pence [exclusive
       of expenses, if any, payable by the Company]
       and the maximum price of an amount equal to
       the higher of a) 5% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days and b) the
       amount stipulated by Article 5(1) of the Buy-Back
       and Stabilization Regulations 2003 [in each
       case exclusive of expenses, if any, payable
       by the Company]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or after 15 months passing of this Resolution];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

9.     Authorize the Directors to allot relevant securities      Mgmt          No vote
       up to a maximum nominal amount of GBP 3,203,261,
       subject to and in accordance with Article 6
       of the Company's Articles of Association; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 13 AUG 2009]

S.10   Approve to renew, for the period ending at the            Mgmt          No vote
       conclusion of the next AGM or if sooner on
       13 AUG 2009, the authority and power conferred
       on the Directors by Article 7 of the Company's
       Articles of Association and Section 95 (1)
       of the Companies Act 195, to allot equity securities
       wholly for cash, such powers [other than in
       connection with Article 7(1)(a) of the Company's
       Articles of Association] being limited to an
       aggregate nominal amount of GBP 485,343

11.    Approve and adopt the rules of the Serco Group            Mgmt          No vote
       plc 2008 Employee Stock Purchase Plan [the
       Plan]; authorize the Directors to do all other
       acts and things necessary or desirable to operate
       the Plan and to make such modifications to
       the plan as they may consider appropriate with
       a view to maintaining compliance with the requirements
       of the US Internal Revenue Code and to establish
       for the benefit of employees in the UK or overseas
       further plans similar to the plan subject to
       such modifications as may be necessary or desirable
       to take account of applicable securities laws,
       exchange control or tax legislation provided
       that any ordinary shares of the Company [the
       shares] made available under such further plans
       are treated as counting any limits on overall
       participation in the plan, the aggregate number
       of shares issued to participants under the
       plan shall not exceed 48,534,262 shares, and
       the Companies whose employees will be eligible
       to participate in the plan shall be US Subsidiaries
       of the Company and any other Subsidiary of
       the Company as designated from time to time
       in accordance with the terms of the Plan

S.12   Amend the Articles of Association, with effect            Mgmt          No vote
       from the end of this AGM or any adjournment
       thereof, as specified; authorize the Directors,
       for the purposes of Section 175 of the Companies
       Act 2006, certain conflicts specified in that
       Section and amend the Articles of Association
       of the Company by making the amendments as
       set out in Appendix 1 to the notice of the
       meeting

13.    Authorize the Company and any Company which               Mgmt          No vote
       is or becomes its Subsidiary during the period
       to which this resolution has effect, for the
       purposes of Part 14 of the Companies Act 2006
       during commencing on the date of the passing
       of this resolution and ending on the date of
       the Company's next AGM: to make political donations
       to political parties and/or independent election
       candidates; to make political donations to
       political organizations other than political
       parties; and to incur political expenditure
       up to an aggregate amount of GBP 130,000 for
       the Group as a whole




--------------------------------------------------------------------------------------------------------------------------
 SPERIAN PROTECTION, VILLEPINTE                                                              Agenda Number:  701539251
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0635W106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  FR0000060899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          No vote
       and the Auditors, and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, and profit of:
       EUR 59,100.00

O.2    Receive the reports of the Board of Directors             Mgmt          No vote
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented profit: EUR 21,487,208.08 accordingly,
       and grant permanent discharge to the Directors
       for the performance of their duties during
       the said FY

O.3    Approve the recommendations of the Board of               Mgmt          No vote
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 21,487,208.08, legal reserve:
       EUR 17,248.00, balance available for distribution:
       EUR 21,469,960.08, prior retained earning:
       EUR 127,037,023.40, distributable income: EUR
       148,506,983.48, dividends: EUR 11,627,113.50
       the balance, to the retained earnings account,
       the shareholders will receive a net dividend
       of EUR 1.50 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 05 JUN
       2008, in the event that the Company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account
       as required by Law, it is reminded that, for
       the last 3 FY, the dividends paid, were as
       follows: EUR 0 .60 for FY 2004, EUR 0.90 for
       FY 2005, EUR 1.05 for FY 2006

O.4    Approve to award the total annual fees of EUR             Mgmt          No vote
       240,000.00 to the Directors

O.5    Receive the special report of the Auditors on             Mgmt          No vote
       agreements governed by Article L.225.38 and
       following ones of the French Commercial Code,
       and approve the agreements entered into or
       which remained in force during the FY to the
       disposals of the Article L.225.42.1 of the
       French Commercial Law, the convention expressed
       in the afore mentioned report and concerning
       the items of remuneration, allowances and advantages
       to be paid by the Company in case it would
       stop, whatever cause it is, the term of office
       of Mr. Henri Dominique Petit, Chief Executive
       Officer, under conditions linked to the realization
       of the performance of this last one

O.6    Authorize the Board of Directors to buy back              Mgmt          No vote
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 140.00 maximum number of
       shares to be acquired: 5% of the share capital
       maximum funds invested in the share buybacks:
       EUR 107,152,080.00 the shareholders' meeting
       decides to stop the current program of purchase
       decided by the ordinary and extraordinary shareholders'
       meeting on 10 MAY 2007, and to take all necessary
       measures and accomplish all necessary formalities;
       [Authority expires at the end of 18 month period]

O.7    Grant full powers to the bearer of an original,           Mgmt          No vote
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

E.8    Authorize the Board of Directors to reduce the            Mgmt          No vote
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at the end of 18
       month period], it supersedes the one granted
       by the shareholders meeting of 10 MAY 2007]

E.9    Amend Article number 3 of the ByLaws                      Mgmt          No vote

E.10   Amend Article number 13 of the ByLaws                     Mgmt          No vote

E.11   Amend Article number 15 of the ByLaws                     Mgmt          No vote

E.12   Amend Article number 27 of the ByLaws                     Mgmt          No vote

E.13   Grants full powers to the bearer of an original,          Mgmt          No vote
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 UEX CORP                                                                                    Agenda Number:  701624997
--------------------------------------------------------------------------------------------------------------------------
    Security:  902666106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  CA9026661061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Stephen H. Sorensen as a Director               Mgmt          No vote

1.2    Elect Mr. Graham C. Thody as a Director                   Mgmt          No vote

1.3    Elect Mr. Colin C. MacDonald as a Director                Mgmt          No vote

1.4    Elect Mr. Mark P. Eaton as a Director                     Mgmt          No vote

1.5    Elect Mr. Suraj P. Ahuja as a Director                    Mgmt          No vote

2.     Appoint KPMG, LLP, Chartered Accountants, as              Mgmt          No vote
       the Auditors of the Corporation and authorize
       the Directors to fix the Auditors' remuneration

3.     Approve to re-approve the Corporation's Incenrive         Mgmt          No vote
       Stock Option Plan, as specified




PowerShares Global Water Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AGILENT TECHNOLOGIES, INC.                                                                  Agenda Number:  932805433
--------------------------------------------------------------------------------------------------------------------------
    Security:  00846U101                                                             Meeting Type:  Annual
      Ticker:  A                                                                     Meeting Date:  27-Feb-2008
        ISIN:  US00846U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HEIDI KUNZ                                                Mgmt          For                            For
       DAVID M. LAWRENCE, M.D.                                   Mgmt          For                            For
       A. BARRY RAND                                             Mgmt          For                            For

02     THE RATIFICATION OF THE AUDIT AND FINANCE COMMITTEE'S     Mgmt          For                            For
       APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS
       AGILENT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     THE APPROVAL OF THE AGILENT TECHNOLOGIES, INC.            Mgmt          For                            For
       LONG-TERM PERFORMANCE PROGRAM.




--------------------------------------------------------------------------------------------------------------------------
 AQUA AMERICA, INC.                                                                          Agenda Number:  932855806
--------------------------------------------------------------------------------------------------------------------------
    Security:  03836W103                                                             Meeting Type:  Annual
      Ticker:  WTR                                                                   Meeting Date:  15-May-2008
        ISIN:  US03836W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY C. CARROLL                                           Mgmt          For                            For
       CONSTANTINE PAPADAKIS                                     Mgmt          For                            For
       ELLEN T. RUFF                                             Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR THE COMPANY FOR THE 2008 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 DANAHER CORPORATION                                                                         Agenda Number:  932855743
--------------------------------------------------------------------------------------------------------------------------
    Security:  235851102                                                             Meeting Type:  Annual
      Ticker:  DHR                                                                   Meeting Date:  06-May-2008
        ISIN:  US2358511028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: H. LAWRENCE CULP, JR.               Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MITCHELL P. RALES                   Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS DANAHER'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2008.

03     TO ACT UPON A SHAREHOLDER PROPOSAL URGING THE             Shr           Against                        For
       COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS
       TO ADOPT SPECIFIED PRINCIPLES RELATING TO THE
       EMPLOYMENT OF ANY NAMED EXECUTIVE OFFICER.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL ELECTRIC COMPANY                                                                    Agenda Number:  932823481
--------------------------------------------------------------------------------------------------------------------------
    Security:  369604103                                                             Meeting Type:  Annual
      Ticker:  GE                                                                    Meeting Date:  23-Apr-2008
        ISIN:  US3696041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

A2     ELECTION OF DIRECTOR: SIR WILLIAM M. CASTELL              Mgmt          For                            For

A3     ELECTION OF DIRECTOR: ANN M. FUDGE                        Mgmt          For                            For

A4     ELECTION OF DIRECTOR: CLAUDIO X. GONZALEZ                 Mgmt          For                            For

A5     ELECTION OF DIRECTOR: SUSAN HOCKFIELD                     Mgmt          For                            For

A6     ELECTION OF DIRECTOR: JEFFREY R. IMMELT                   Mgmt          For                            For

A7     ELECTION OF DIRECTOR: ANDREA JUNG                         Mgmt          For                            For

A8     ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY               Mgmt          For                            For

A9     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

A10    ELECTION OF DIRECTOR: RALPH S. LARSEN                     Mgmt          For                            For

A11    ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

A12    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

A13    ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

A14    ELECTION OF DIRECTOR: ROGER S. PENSKE                     Mgmt          For                            For

A15    ELECTION OF DIRECTOR: ROBERT J. SWIERINGA                 Mgmt          For                            For

A16    ELECTION OF DIRECTOR: DOUGLAS A. WARNER III               Mgmt          For                            For

B      RATIFICATION OF KPMG                                      Mgmt          For                            For

01     CUMULATIVE VOTING                                         Shr           For                            Against

02     SEPARATE THE ROLES OF CEO AND CHAIRMAN                    Shr           For                            Against

03     RECOUP UNEARNED MANAGEMENT BONUSES                        Shr           Against                        For

04     CURB OVER-EXTENDED DIRECTORS                              Shr           For                            Against

05     REPORT ON CHARITABLE CONTRIBUTIONS                        Shr           Against                        For

06     GLOBAL WARMING REPORT                                     Shr           Against                        For

07     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 ITRON, INC.                                                                                 Agenda Number:  932833610
--------------------------------------------------------------------------------------------------------------------------
    Security:  465741106                                                             Meeting Type:  Annual
      Ticker:  ITRI                                                                  Meeting Date:  06-May-2008
        ISIN:  US4657411066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JON E. ELIASSEN                                           Mgmt          For                            For
       CHARLES H. GAYLORD                                        Mgmt          For                            For
       GARY E. PRUITT                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 ITT CORPORATION                                                                             Agenda Number:  932844269
--------------------------------------------------------------------------------------------------------------------------
    Security:  450911102                                                             Meeting Type:  Annual
      Ticker:  ITT                                                                   Meeting Date:  13-May-2008
        ISIN:  US4509111021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN R. LORANGER                                        Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       CHRISTINA A. GOLD                                         Mgmt          For                            For
       RALPH F. HAKE                                             Mgmt          For                            For
       JOHN J. HAMRE                                             Mgmt          For                            For
       FRANK T. MACINNIS                                         Mgmt          For                            For
       SURYA N. MOHAPATRA                                        Mgmt          For                            For
       LINDA S. SANFORD                                          Mgmt          For                            For
       MARKOS I. TAMBAKERAS                                      Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS ITT'S INDEPENDENT AUDITOR FOR
       2008

03     APPROVAL OF AMENDMENTS TO THE RESTATED ARTICLES           Mgmt          For                            For
       OF INCORPORATION OF ITT CORPORATION: TO AUTHORIZE
       ADDITIONAL SHARES; TO AUTHORIZE THE COMPANY'S
       BY-LAWS TO PROVIDE FOR MAJORITY VOTING FOR
       DIRECTORS IN UNCONTESTED ELECTIONS

04     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       THE ITT CORPORATION 2003 EQUITY INCENTIVE PLAN

05     RE-APPROVAL OF MATERIAL TERMS OF THE ITT CORPORATION      Mgmt          For                            For
       2003 EQUITY INCENTIVE PLAN

06     APPROVAL OF THE MATERIAL TERMS OF THE ITT CORPORATION     Mgmt          For                            For
       ANNUAL INCENTIVE PLAN FOR EXECUTIVE OFFICERS

07     APPROVAL OF THE MATERIAL TERMS OF THE ITT CORPORATION     Mgmt          For                            For
       1997 LONG-TERM INCENTIVE PLAN

08     TO VOTE ON A SHAREHOLDER PROPOSAL REQUESTING              Shr           Against                        For
       THAT THE COMPANY PROVIDE A COMPREHENSIVE REPORT,
       AT A REASONABLE COST AND OMITTING PROPRIETARY
       AND CLASSIFIED INFORMATION OF THE COMPANY'S
       FOREIGN SALES OF MILITARY AND WEAPONS-RELATED
       PRODUCTS AND SERVICES




--------------------------------------------------------------------------------------------------------------------------
 NALCO HOLDING COMPANY                                                                       Agenda Number:  932830272
--------------------------------------------------------------------------------------------------------------------------
    Security:  62985Q101                                                             Meeting Type:  Annual
      Ticker:  NLC                                                                   Meeting Date:  02-May-2008
        ISIN:  US62985Q1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MR. DOUGLAS A. PERTZ                                      Mgmt          For                            For
       MR. DANIEL S. SANDERS                                     Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.




--------------------------------------------------------------------------------------------------------------------------
 PENTAIR, INC.                                                                               Agenda Number:  932839725
--------------------------------------------------------------------------------------------------------------------------
    Security:  709631105                                                             Meeting Type:  Annual
      Ticker:  PNR                                                                   Meeting Date:  01-May-2008
        ISIN:  US7096311052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LESLIE ABI-KARAM                                          Mgmt          For                            For
       JERRY W. BURRIS                                           Mgmt          For                            For
       RONALD L. MERRIMAN                                        Mgmt          For                            For

02     TO APPROVE THE PENTAIR, INC. 2008 OMNIBUS STOCK           Mgmt          For                            For
       INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS TRUST                                                                Agenda Number:  932804277
--------------------------------------------------------------------------------------------------------------------------
    Security:  825252695                                                             Meeting Type:  Special
      Ticker:  SQYPZ                                                                 Meeting Date:  23-Apr-2008
        ISIN:  US8252526954
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BOB R. BAKER                                              Mgmt          For                            For
       FRANK S. BAYLEY                                           Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CARL FRISCHLING                                           Mgmt          For                            For
       PREMA MATHAI-DAVIS                                        Mgmt          For                            For
       LEWIS F. PENNOCK                                          Mgmt          For                            For
       LARRY SOLL, PH.D.                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For

02     TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR               Mgmt          For                            For
       THE FUND AND EACH OTHER SERIES PORTFOLIO OF
       THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH
       OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

03     TO APPROVE AN AMENDMENT TO THE TRUST'S AGREEMENT          Mgmt          Against                        Against
       AND DECLARATION OF TRUST THAT WOULD PERMIT
       THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE
       THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO
       OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER
       VOTE.




--------------------------------------------------------------------------------------------------------------------------
 TETRA TECH, INC.                                                                            Agenda Number:  932805940
--------------------------------------------------------------------------------------------------------------------------
    Security:  88162G103                                                             Meeting Type:  Annual
      Ticker:  TTEK                                                                  Meeting Date:  28-Feb-2008
        ISIN:  US88162G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAN L. BATRACK                                            Mgmt          For                            For
       HUGH M. GRANT                                             Mgmt          For                            For
       PATRICK C. HADEN                                          Mgmt          For                            For
       J. CHRISTOPHER LEWIS                                      Mgmt          For                            For
       ALBERT E. SMITH                                           Mgmt          For                            For
       J. KENNETH THOMPSON                                       Mgmt          For                            For
       RICHARD H. TRULY                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 VALMONT INDUSTRIES, INC.                                                                    Agenda Number:  932836363
--------------------------------------------------------------------------------------------------------------------------
    Security:  920253101                                                             Meeting Type:  Annual
      Ticker:  VMI                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US9202531011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MOGENS C. BAY                                             Mgmt          For                            For
       WALTER SCOTT, JR.                                         Mgmt          For                            For

02     PROPOSAL TO APPROVE THE VALMONT 2008 STOCK PLAN.          Mgmt          For                            For

03     PROPOSAL TO APPROVE THE VALMONT 2008 EXECUTIVE            Mgmt          For                            For
       INCENTIVE PLAN.

04     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITORS FOR FISCAL
       2008.




--------------------------------------------------------------------------------------------------------------------------
 WATTS WATER TECHNOLOGIES, INC.                                                              Agenda Number:  932840754
--------------------------------------------------------------------------------------------------------------------------
    Security:  942749102                                                             Meeting Type:  Annual
      Ticker:  WTS                                                                   Meeting Date:  14-May-2008
        ISIN:  US9427491025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT L. AYERS                                           Mgmt          For                            For
       RICHARD J. CATHCART                                       Mgmt          For                            For
       TIMOTHY P. HORNE                                          Mgmt          For                            For
       RALPH E. JACKSON, JR.                                     Mgmt          For                            For
       KENNETH J. MCAVOY                                         Mgmt          For                            For
       JOHN K. MCGILLICUDDY                                      Mgmt          For                            For
       GORDON W. MORAN                                           Mgmt          For                            For
       DANIEL J. MURPHY, III                                     Mgmt          For                            For
       PATRICK S. O'KEEFE                                        Mgmt          For                            For

02     TO APPROVE THE COMPANY'S EXECUTIVE INCENTIVE              Mgmt          For                            For
       BONUS PLAN.

03     TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S      Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE CURRENT FISCAL YEAR.



PowerShares Global Wind Energy Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares High Yield Corporate Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Insured California Municipal Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Insured National Municipal Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Insured New York Municipal Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares International Listed Private Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PowerShares Preferred Portfolio
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
--------------------------------------------------------------------------------------------------------------------------
 PACIFIC GAS AND ELECTRIC COMPANY                                                            Agenda Number:  932853585
--------------------------------------------------------------------------------------------------------------------------
    Security:  694308206                                                             Meeting Type:  Annual
      Ticker:  PCGPRA                                                                Meeting Date:  14-May-2008
        ISIN:  US6943082064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DAVID R. ANDREWS                    Mgmt          No vote

1B     ELECTION OF DIRECTOR: C. LEE COX                          Mgmt          No vote

1C     ELECTION OF DIRECTOR: PETER A. DARBEE                     Mgmt          No vote

1D     ELECTION OF DIRECTOR: MARYELLEN C. HERRINGER              Mgmt          No vote

1E     ELECTION OF DIRECTOR: RICHARD A. MESERVE                  Mgmt          No vote

1F     ELECTION OF DIRECTOR: MARY S. METZ                        Mgmt          No vote

1G     ELECTION OF DIRECTOR: WILLIAM T. MORROW                   Mgmt          No vote

1H     ELECTION OF DIRECTOR: BARBARA L. RAMBO                    Mgmt          No vote

1I     ELECTION OF DIRECTOR: BARRY LAWSON WILLIAMS               Mgmt          No vote

02     RATIFICATION OF APPOINTMENT OF THE INDEPENDENT            Mgmt          No vote
       REGISTERED PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 VORNADO REALTY TRUST                                                                        Agenda Number:  932850313
--------------------------------------------------------------------------------------------------------------------------
    Security:  929042877                                                             Meeting Type:  Annual
      Ticker:  VNOPRI                                                                Meeting Date:  15-May-2008
        ISIN:  US9290428773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR

02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED       Mgmt          No vote
       PUBLIC ACCOUNTING FIRM.

03     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING            Shr           No vote
       FOR TRUSTEES.



PowerShares VRDO Tax-Free Weekly Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PowerShares Exchange-Traded Fund Trust
By (Signature)       /s/ H. Bruce Bond
Name                 H. Bruce Bond
Title                President
Date                 08/29/2008